                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-3258
                                   ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
           (Address of principal executive offices)              (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  December 1, 2004 - May 31, 2005

EXPLANATORY NOTE: This Form N-CSR/A for DFA Investment Dimensions Group Inc. (the "Registrant") is being filed to: (i) correct the information appearing in
Item 1 of the prior Form N-CSR filing pertaining to the summary schedules of portfolio holdings for certain portfolios of the Registrant to accurately reflect the information contained in the semi-annual reports sent to shareholders for the period ended May 31, 2005; and (ii) provide the information required by Item 6 of Form N-CSR. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on August 5, 2005 is being amended by this Form N-CSR/A.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO
                            VA LARGE VALUE PORTFOLIO
                        VA INTERNATIONAL VALUE PORTFOLIO
                        VA INTERNATIONAL SMALL PORTFOLIO
                          VA SHORT-TERM FIXED PORTFOLIO
                            VA GLOBAL BOND PORTFOLIO


                               SEMI-ANNUAL REPORT


                          SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                    PAGE
                                                                    ----
Disclosure of Fund Expenses                                            1

Disclosure of Portfolio Holdings                                       3

Schedules of Investments/Summary Schedules of Portfolio Holdings
  VA Small Value Portfolio                                             5
  VA Large Value Portfolio                                            16
  VA International Value Portfolio                                    19
  VA International Small Portfolio                                    26

Statements of Net Assets
  VA Short-Term Fixed Portfolio                                       39
  VA Global Bond Portfolio                                            41

Statements of Assets and Liabilities
  VA Small Value Portfolio                                            43
  VA Large Value Portfolio                                            43
  VA International Value Portfolio                                    44
  VA International Small Portfolio                                    44

Statements of Operations                                              45

Statements of Changes in Net Assets                                   47

Financial Highlights                                                  50

Notes to Financial Statements                                         53

Voting Proxies on Fund Portfolio Securities                           60

Board Approval of Investment Advisory Agreements                      61

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

        To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                            BEGINNING        ENDING                        EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                              VALUE          VALUE         EXPENSE          DURING
                                             12/01/04       05/31/05        RATIO           PERIOD*
                                           ------------   ------------   ------------    ------------
VA SMALL VALUE PORTFOLIO
Actual Fund Return                         $   1,000.00   $     984.90           0.64%   $       3.17
Hypothetical 5% Annual Return              $   1,000.00   $   1,021.81           0.64%   $       3.23

VA LARGE VALUE PORTFOLIO
Actual Fund Return                         $   1,000.00   $   1,046.20           0.39%   $       1.99
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.06           0.39%   $       1.97

VA INTERNATIONAL VALUE PORTFOLIO
Actual Fund Return                         $   1,000.00   $   1,025.90           0.60%   $       3.03
Hypothetical 5% Annual Return              $   1,000.00   $   1,022.01           0.60%   $       3.02

                                            BEGINNING        ENDING                        EXPENSES
                                             ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                              VALUE          VALUE         EXPENSE          DURING
                                             12/01/04       05/31/05        RATIO           PERIOD*
                                           ------------   ------------   ------------    ------------
VA INTERNATIONAL SMALL PORTFOLIO
Actual Fund Return                         $   1,000.00   $   1,048.10           0.73%   $       3.73
Hypothetical 5% Annual Return              $   1,000.00   $   1,021.36           0.73%   $       3.68

VA SHORT-TERM FIXED PORTFOLIO
Actual Fund Return                         $   1,000.00   $   1,008.80           0.36%   $       1.80
Hypothetical 5% Annual Return              $   1,000.00   $   1,023.20           0.36%   $       1.82

VA GLOBAL BOND PORTFOLIO
Actual Fund Return                         $   1,000.00   $   1,019.80           0.42%   $       2.11
Hypothetical 5% Annual Return              $   1,000.00   $   1,022.91           0.42%   $       2.12

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

VA SMALL VALUE PORTFOLIO

Consumer Discretionary                                                     22.8%
Industrials                                                                18.6
Information Technology                                                     16.9
Financials                                                                 15.2
Materials                                                                   8.4
Energy                                                                      6.1
Health Care                                                                 5.0
Consumer Staples                                                            4.7
Telecommunication Services                                                  1.3
Utilities                                                                   0.5
Other                                                                       0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

VA LARGE VALUE PORTFOLIO

Consumer Discretionary                                                     27.9%
Financials                                                                 26.1
Energy                                                                      9.5
Industrials                                                                 9.1
Information Technology                                                      6.2
Materials                                                                   6.0
Health Care                                                                 5.6
Consumer Staples                                                            4.9
Telecommunication Services                                                  4.1
Utilities                                                                   0.6
                                                                          -----
                                                                          100.0%
                                                                          =====

VA INTERNATIONAL VALUE PORTFOLIO

Financials                                                                 36.7%
Consumer Discretionary                                                     16.2
Industrials                                                                13.1
Materials                                                                  12.5
Telecommunication Services                                                  5.7
Utilities                                                                   4.4
Consumer Staples                                                            4.3
Energy                                                                      2.9
Information Technology                                                      2.1
Other                                                                       0.9
Health Care                                                                 0.9
REITS                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

VA INTERNATIONAL SMALL PORTFOLIO

Industrials                                                                26.2%
Consumer Discretionary                                                     20.4
Financials                                                                 15.2
Materials                                                                   9.2
Consumer Staples                                                            8.8
Information Technology                                                      8.2
Health Care                                                                 5.5
Energy                                                                      3.1
Utilities                                                                   1.9
Telecommunication Services                                                  0.7
REITS                                                                       0.6
Other                                                                       0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

VA SHORT-TERM FIXED PORTFOLIO

Government                                                                 43.1%
Foreign Government                                                         22.5
Foreign Corporate                                                          14.5
Supranational                                                              12.5
Corporate                                                                   7.4
                                                                          -----
                                                                          100.0%
                                                                          =====

VA GLOBAL BOND PORTFOLIO

Foreign Government                                                         43.4%
Foreign Corporate                                                          17.0
Corporate                                                                  16.7
Government                                                                 13.4
Supranational                                                               9.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                            VA SMALL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
COMMON STOCKS -- (97.9%)
  1st Source Corp.                                                                      4,500   $        98,010
  21st Century Insurance Group                                                         12,400           172,732
 *3Com Corp.                                                                           54,300           198,738
 *4Kids Entertainment, Inc.                                                             2,400            45,600
 *AAR Corp.                                                                             8,900           142,756
  ABC Bancorp                                                                           1,320            23,430
 *Abraxas Petroleum Corp.                                                               1,000             2,740
 *ABX Air, Inc.                                                                           700             5,264
 *Accelrys, Inc.                                                                        8,205            43,322
 *ACE Cash Express, Inc.                                                                1,900            41,439
  Aceto Corp.                                                                           1,100             7,997
 *Acme Communications, Inc.                                                             3,800            15,048
 *ACT Teleconferencing, Inc.                                                            1,200               708
 *Actel Corp.                                                                           4,300            63,597
  Action Performance Companies, Inc.                                                    4,000            37,240
 *ActivCard Corp.                                                                       7,521            30,987
 *Active Power, Inc.                                                                   10,070            26,988
 *Adaptec, Inc.                                                                        28,646           114,011
 *Adept Technology, Inc.                                                                  340             2,737
 *Advanced Digital Information Corp.                                                   11,500            79,005
 *Advanced Marketing Services, Inc.                                                     3,300            13,447
 *Advanced Power Technology, Inc.                                                       2,200            14,190
  Advanta Corp. Class A                                                                 2,300            52,739
  Advanta Corp. Class B Non-Voting                                                      4,500           111,015
 *Aehr Test Systems                                                                     1,000             3,020
 *Aeroflex, Inc.                                                                       11,500            92,000
 *Aether Systems, Inc.                                                                 11,500            35,995
 *Aetrium, Inc.                                                                           700             1,806
 *Aftermarket Technology Corp.                                                          2,675            41,034
 *Agile Software Corp.                                                                  9,700            62,565
  Agilysys, Inc.                                                                        8,400           129,192
 *Air Methods Corp.                                                                     2,500            16,950
 *AirNet Systems, Inc.                                                                  2,200            10,978
 *Airspan Networks, Inc.                                                                4,900            23,422
 *Akamai Technologies, Inc.                                                             1,900            26,676
  Alamo Group, Inc.                                                                     1,700            34,680
 *Alaska Air Group, Inc.                                                                8,300           245,016
  Alaska Communications Systems Group, Inc.                                             1,700            16,099
 *Albany Molecular Research, Inc.                                                       5,700            67,887
 *Alderwoods Group, Inc.                                                                  800            11,080
 *Aleris International, Inc.                                                               15               357
  Alexander & Baldwin, Inc.                                                             6,700           297,815
  Alfa Corp.                                                                            9,500           136,040
 *All American Semiconductor, Inc.                                                        260             1,245
  Alliance One International, Inc.                                                     20,968           134,405
 *Alliance Semiconductor Corp.                                                          9,200            15,456
 *Allied Defense Group, Inc.                                                            1,900            45,296
 *Allied Healthcare International, Inc.                                                 3,400            23,528
 *Allied Healthcare Products, Inc.                                                      1,700             8,789
 *Allied Holdings, Inc.                                                                 1,200             1,320
 *Allied Motion Technologies, Inc.                                                        400             1,912
 *Allmerica Financial Corp.                                                               500            17,460
 *Alloy, Inc.                                                                           9,200            47,288
 *Alpha Technologies Group, Inc.                                                          520                23
  Alpharma, Inc. Class A                                                               12,300   $       158,301
  Ambassadors International, Inc.                                                       1,200            15,384
 *Amcast Industrial Corp.                                                                 700                14
 *Amerco, Inc.                                                                          1,300            69,134
*#America West Holdings Corp. Class B                                                   4,900            27,440
  American Axle & Manufacturing Holdings, Inc.                                          9,800           202,860
  American Greetings Corp. Class A                                                     10,700           277,986
 #American Italian Pasta Co.                                                            3,300            75,933
 *American Pacific Corp.                                                                  700             5,670
 *American Physicians Capital, Inc.                                                     2,400            83,160
  American Physicians Services Group, Inc                                                 500             6,200
  American Shared Hospital Services                                                       400             2,400
  American Software, Inc. Class A                                                       2,700            13,932
 *American Technical Ceramics Corp.                                                       400             4,176
 *AmeriServe Financial, Inc.                                                            3,300            18,018
  Ameron International Corp.                                                            1,800            59,400
  AmerUs Group Co.                                                                      4,400           209,396
  Ampco-Pittsburgh Corp.                                                                1,400            16,142
  Amrep Corp.                                                                             600            13,026
 *AMS Health Sciences, Inc.                                                               100               179
 *Anadigics, Inc.                                                                       8,000            13,120
 *Analex Corp.                                                                          2,800             9,156
  Analogic Corp.                                                                        2,900           123,221
 *Analysts International Corp.                                                          5,600            18,424
 *Anaren, Inc.                                                                          4,700            55,648
  Andersons, Inc.                                                                       1,000            32,800
  Angelica Corp.                                                                        1,900            50,293
 *Anixter International, Inc.                                                              70             2,647
 *AnswerThink, Inc.                                                                     6,650            26,334
 *APA Enterprises, Inc.                                                                   800             1,264
 *Applica, Inc.                                                                         6,700            19,162
 *Applied Films Corp.                                                                   2,600            69,940
  Applied Industrial Technologies, Inc.                                                 8,250           251,130
 *Applied Innovation, Inc.                                                              1,600             7,792
 *Applied Micro Circuits Corp.                                                         55,255           158,582
 *Apropos Technology, Inc.                                                              4,000            10,280
 *Arch Capital Group, Ltd.                                                                600            26,790
  Arch Chemicals, Inc.                                                                  3,804            89,660
 *Arena Pharmaceuticals, Inc.                                                           6,700            45,895
 *Argonaut Group, Inc.                                                                  7,000           146,580
 *Argonaut Technologies, Inc.                                                             400               376
 *Ariba, Inc.                                                                          11,850            72,640
  Arkansas Best Corp.                                                                   3,500           114,555
 *Arlington Hospitality, Inc.                                                             400               500
 *Armstrong Holdings, Inc.                                                              1,400             4,298
 *Arqule, Inc.                                                                          6,600            43,230
 *Arris Group, Inc.                                                                    15,060           130,420
 *Art Technology Group, Inc.                                                            1,172             1,266
  ArvinMeritor, Inc.                                                                   12,200           175,680
 *Ashworth, Inc.                                                                        3,500            33,600
 *Aspen Technology, Inc.                                                                5,900            30,916
 *Astea International, Inc.                                                               240             1,774
  Astro-Med, Inc.                                                                       1,100             9,625

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *AstroPower, Inc.                                                                         27   $             0
*#ATA Holdings Corp.                                                                      800               720
 *Atlantic American Corp.                                                               1,900             5,738
  Atlantis Plastics, Inc.                                                                 579             3,596
 *Atmel Corp.                                                                           4,400            13,200
  Atrion Corp.                                                                            200            13,070
 *ATS Medical, Inc.                                                                     5,500            17,875
 *Audiovox Corp. Class A                                                                5,000            73,150
 *Ault, Inc.                                                                              100               249
 *AutoImmune, Inc.                                                                        900               796
 *Avalon Holding Corp. Class A                                                            262             1,281
*#Avanex Corp.                                                                          6,800             6,868
*#Avatar Holdings, Inc.                                                                 1,000            47,900
 *Avici Systems, Inc.                                                                   2,975            13,268
 *Avigen, Inc.                                                                          5,300            15,847
 *Aware, Inc.                                                                           5,206            34,360
 *Axcelis Technologies, Inc.                                                           15,100           100,415
 *AXT, Inc.                                                                             5,006             6,308
 *Aztar Corp.                                                                           4,900           156,506
 *AZZ, Inc.                                                                               900            14,409
  Bairnco Corp.                                                                           900            10,053
  Baldwin & Lyons, Inc. Class B                                                         1,450            37,265
 *Baldwin Technology Co., Inc. Class A                                                  1,400             4,200
 *Ballantyne of Omaha, Inc.                                                             1,200             5,220
 *Bally Total Fitness Holding Corp.                                                     8,200            24,928
 *Bancinsurance Corp.                                                                     625             3,250
  Bandag, Inc.                                                                          1,700            78,676
  Bandag, Inc. Class A                                                                    900            37,575
  BankUnited Financial Corp. Class A                                                    4,200           103,782
  Banner Corp.                                                                          2,773            73,790
  Barnes Group, Inc.                                                                    1,400            42,952
 *Barry (R.G.) Corp.                                                                    1,300             5,850
  Bassett Furniture Industries, Inc.                                                    3,100            60,543
  Bay View Capital Corp.                                                                1,272            20,161
 *BearingPoint, Inc.                                                                   35,900           235,145
  Belden CDT, Inc.                                                                      8,246           165,910
 *Bell Industries, Inc.                                                                 1,860             4,111
 *Bell Microproducts, Inc.                                                              7,150            58,630
 *Benchmark Electronics, Inc.                                                           3,300           104,511
 *Beverly Enterprises, Inc.                                                             5,900            72,983
  Beverly Hills Bancorp, Inc.                                                           3,908            40,839
 *Big 4 Ranch, Inc.                                                                       300                 0
 *Big Lots, Inc.                                                                       22,000           278,520
 *BioScrip, Inc.                                                                        6,260            32,740
 *Biosource International, Inc.                                                         1,000            10,160
  Black Box Corp.                                                                       4,000           137,520
  Blair Corp.                                                                           1,800            70,290
  Blockbuster, Inc. Class A                                                             8,402            76,710
 *Bluegreen Corp.                                                                       7,000           118,020
 *BNS Holding, Inc. Class A                                                               240             1,656
  Bob Evans Farms, Inc.                                                                 8,300           194,220
  Bogen Communications International, Inc.                                              1,000             4,775
 *Bolt Technology Corp.                                                                   300             1,755
 *Bombay Co., Inc.                                                                     10,100            53,833
  Bon-Ton Stores, Inc.                                                                  3,200            57,824
*#Bookham, Inc.                                                                         5,797            16,232
  Books-A-Million, Inc.                                                                 2,700            22,734
 *Borland Software Corp.                                                                4,900            31,360
 *Boston Communications Group, Inc.                                                     3,500             4,865
  Bowne & Co., Inc.                                                                     9,400   $       124,550
 *Boyds Collection, Ltd.                                                               11,800            25,842
 *BPZ Energy, Inc.                                                                         38               175
 *Brillian Corp.                                                                          850             2,652
  Brookline Bancorp, Inc.                                                              10,600           161,120
 *Brooktrout, Inc.                                                                      1,500            14,955
  Brown Shoe Company, Inc.                                                              3,600           126,360
 *Bruker BioSciences Corp.                                                             12,553            52,723
 *Brush Engineered Materials, Inc.                                                      3,200            45,376
 *BTU International, Inc.                                                               1,700             6,443
 *Buca, Inc.                                                                            4,852            24,745
 *Buckeye Technologies, Inc.                                                            9,723            80,409
  Building Materials Holding Corp.                                                        372            23,075
  Burlington Coat Factory Warehouse Corp.                                              11,611           384,905
 *Butler International, Inc.                                                            1,000             3,300
  C&D Technologies, Inc.                                                                4,600            33,672
 *C-COR, Inc.                                                                           7,600            52,288
 *CalAmp Corp.                                                                          3,700            24,420
  Calgon Carbon Corp.                                                                   9,600            85,536
 *California Coastal Communities, Inc.                                                  1,000            29,590
  California First National Bancorp                                                     1,000            11,600
 *Caliper Life Sciences, Inc.                                                           8,008            49,329
  Callaway Golf Co.                                                                    12,200           142,618
 *Callon Petroleum Co.                                                                  4,538            64,213
  Cal-Maine Foods, Inc.                                                                 3,600            23,364
  Cambrex Corp.                                                                         6,800           123,080
 *Canterbury Consulting Group, Inc.                                                       142                46
 *Capital Pacific Holdings, Inc.                                                        1,200             4,944
 *Capital Senior Living Corp.                                                           7,400            44,844
 *Capstone Turbine Corp.                                                               13,100            13,100
 *Captaris, Inc.                                                                        7,800            28,236
 *Caraustar Industries, Inc.                                                            7,400            77,700
 *Cardiac Sciences, Inc.                                                                5,000             4,900
 *Cardiotech International, Inc.                                                          842             1,575
  Carpenter Technology Corp.                                                            5,935           320,490
 *Carriage Services, Inc.                                                               4,100            24,108
 *Carrier Access Corp.                                                                  6,100            29,402
 *Carrington Laboratories, Inc.                                                         1,000             3,720
  Casey's General Stores, Inc.                                                         10,700           193,028
  Cash America International, Inc.                                                        500             8,600
 *Castle (A.M.) & Co.                                                                   1,600            22,384
  Castle Energy Corp.                                                                   1,800            23,400
 *Catalina Lighting, Inc.                                                                 120               990
 *Catalytica Energy Systems, Inc.                                                       2,000             3,940
 *Cavalier Homes, Inc.                                                                  3,300            12,045
  CDI Corp.                                                                             3,200            68,288
 *Celebrity, Inc. Escrow Shares                                                           125                 0
  Celeritek, Inc.                                                                       3,000             2,460
*#Cell Genesys, Inc.                                                                    5,400            31,374
 *CellStar Corp.                                                                        4,800             6,240
 *Centillium Communications, Inc.                                                       2,400             5,256
 *Central Garden & Pet Co.                                                              3,300           146,355
  Central Parking Corp.                                                                 9,085           153,536
 *Century Business Services, Inc.                                                      19,127            76,699
 *Cenveo, Inc.                                                                          3,900            32,682
 *Ceres Group, Inc.                                                                     8,513            48,779
  CFS Bancorp, Inc.                                                                     3,100            40,641
  Champion Industries, Inc.                                                             1,000             4,200
 *Championship Auto Racing Teams, Inc.                                                  1,100               181

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Champps Entertainment, Inc.                                                           3,000   $        24,150
 *Channell Commercial Corp.                                                               100               602
 *Charlotte Russe Holding, Inc.                                                         3,534            42,231
 *Charming Shoppes, Inc.                                                               29,641           267,658
*#Charter Communications, Inc.                                                         35,057            39,965
 *Checkpoint Systems, Inc.                                                              5,300            93,386
  Chemical Financial Corp.                                                              3,500           111,930
  Chesapeake Corp.                                                                      5,500           114,785
  Chiquita Brands International, Inc.                                                   7,400           215,192
 *Chromcraft Revington, Inc.                                                              100             1,200
 *Ciber, Inc.                                                                          18,600           151,590
 *Ciena Corp.                                                                          24,000            52,320
 *Cincinnati Bell, Inc.                                                                15,500            61,225
 *Ciprico, Inc.                                                                         1,000             4,350
  CIRCOR International, Inc.                                                            3,805            94,174
 *Cirrus Logic, Inc.                                                                    7,700            39,886
 *Citizens, Inc.                                                                        5,201            30,114
  Clark, Inc.                                                                           5,236            75,922
 *Clarus Corp.                                                                          4,500            34,650
 *CMS Energy Corp.                                                                      1,725            22,822
 *CNA Surety Corp.                                                                      9,130           126,177
  Coachmen Industries, Inc.                                                             4,100            50,225
 *Coast Dental Services, Inc.                                                             333             1,199
  Coast Distribution System, Inc.                                                         800             3,632
 *Coastcast Corp.                                                                       1,000             2,325
 *Cobra Electronics Corp.                                                               1,000             7,100
 *Coeur d'Alene Mines Corp.                                                             2,500             8,325
 *Cogent Communications Group, Inc.                                                         4                92
 *Coherent, Inc.                                                                        7,697           252,693
 *Collins & Aikman Corp.                                                               13,000             1,475
 *Columbus McKinnon Corp.                                                                 800             7,552
 *Comarco, Inc.                                                                         1,000             7,990
 *Comforce Corp.                                                                        2,000             3,880
 *Comfort Systems USA, Inc.                                                            10,600            66,674
*#Commerce One, Inc.                                                                    4,310               543
  Commercial Federal Corp.                                                             10,200           255,102
  Commercial Metals Co.                                                                 5,600           146,496
  Communications Systems, Inc.                                                          1,000            10,100
  Community Bank System, Inc.                                                           5,700           132,810
 *Compex Technologies, Inc.                                                             3,000            11,280
 *CompuCredit Corp.                                                                    10,400           327,912
 *Compudyne Corp.                                                                       1,200             7,260
 *Computer Horizons Corp.                                                               5,600            16,240
 *Computer Network Technology Corp.                                                     7,200            36,000
 *Computer Task Group, Inc.                                                             4,200            14,700
  CompX International, Inc.                                                               200             2,890
 *COMSYS IT Partners, Inc.                                                                  4                68
 *Concord Camera Corp.                                                                  6,500             8,450
 *Conexant Systems, Inc.                                                               14,234            20,355
 *Congoleum Corp. Class A                                                               1,000             4,200
 *Conmed Corp.                                                                          6,500           203,710
 *Consolidated Graphics, Inc.                                                             728            30,816
 *Consumer Portfolio Services, Inc.                                                     4,389            19,312
 *Continental Airlines, Inc.                                                           18,350           254,331
 *Convera Corp.                                                                         1,700             7,327
 *Cooker Restaurant Corp.                                                                 500                 3
  Cooper Tire & Rubber Co.                                                             13,200           251,328
 *Copper Mountain Networks, Inc.                                                          400               368
 *Corixa Corp.                                                                          1,200             5,100
  Corn Products International, Inc.                                                     5,000           110,450
 *Cornell Companies, Inc.                                                               3,652            46,892
 *Correctional Services Corp.                                                           3,000   $         8,670
 *Corrpro Companies, Inc.                                                                 375               300
 *Cosine Communications, Inc.                                                           2,200             5,170
 *Covenant Transport, Inc. Class A                                                      3,300            45,804
  CPAC, Inc.                                                                            1,000             4,990
 *Cray, Inc.                                                                              200               292
 *Credence Systems Corp.                                                               16,400           129,888
 *Credit Acceptance Corp.                                                               6,200            87,482
 *Criticare Systems, Inc.                                                                 600             2,784
 *Cross (A.T.) Co. Class A                                                              1,800             9,054
 *Cross Country Healthcare, Inc.                                                        7,728           130,990
 *Crossroads Systems, Inc.                                                              2,700             2,538
 *Crown Andersen, Inc.                                                                    100               102
 *Crown Media Holdings, Inc.                                                            5,300            49,767
 *CSP, Inc.                                                                               266             2,609
  CSS Industries, Inc.                                                                  1,500            46,200
  CT Communications, Inc.                                                               4,600            55,660
  CTS Corp.                                                                             9,000            95,850
  Cubic Corp.                                                                           3,700            65,120
 *Culp, Inc.                                                                            2,800            12,180
 *Cumulus Media, Inc. Class A                                                          14,400           179,856
 *CuraGen Corp.                                                                        12,161            52,049
 *Curative Health Services, Inc.                                                        4,500            11,565
 *Curis, Inc.                                                                           2,700            10,692
  Cutter & Buck, Inc.                                                                   2,350            30,855
 *Cybex International, Inc.                                                             1,400             4,284
*#CytRx Corp.                                                                             700               595
  D&E Communications, Inc.                                                              3,408            27,571
  D&K Healthcare Resources, Inc.                                                        4,019            32,795
*#Danielson Holding Corp.                                                               1,050            17,062
 *Data I/O Corp.                                                                        1,500             4,350
 *Data Systems & Software, Inc.                                                         1,500             1,800
 *Datalink Corp.                                                                        1,300             3,198
 *Dataram Corp.                                                                           700             4,102
  Datascope Corp.                                                                       2,100            63,924
 *Dave & Busters, Inc.                                                                  1,400            25,144
  Delphi Financial Group, Inc. Class A                                                  7,511           318,466
  Delta Apparel, Inc.                                                                     420            12,335
 *Delta Woodside Industries, Inc.                                                         525               341
 *Denali, Inc.                                                                          1,100                 0
 *Department 56, Inc.                                                                   2,500            27,900
 *Devcon International Corp.                                                              400             4,700
 *Digimarc Corp.                                                                        4,100            20,910
*#Digital Angel Corp.                                                                   5,600            21,952
 *Discovery Partners International, Inc.                                                6,500            19,175
 *Distributed Energy Systems Corp.                                                      8,300            27,556
 *Dixie Group, Inc.                                                                     2,900            42,978
 *Dollar Thrifty Automotive Group, Inc.                                                 6,900           248,331
 *Dominion Homes, Inc.                                                                  2,200            34,166
  Donegal Group, Inc. Class A                                                           2,521            46,538
  Donegal Group, Inc. Class B                                                             444             7,313
 *DoubleClick, Inc.                                                                    24,200           199,166
  Dover Motorsports, Inc.                                                               4,100            23,616
 *drugstore.com, Inc.                                                                   6,900            23,736
 *DT Industries, Inc.                                                                     100                 0
 *Duckwall-ALCO Stores, Inc.                                                            1,000            19,750
 *Ducommun, Inc.                                                                        2,100            34,545
 *Dura Automotive Systems, Inc.                                                         4,514            19,275
 *Dynegy, Inc.                                                                         32,000           148,800
 *E Com Ventures, Inc.                                                                     50               712
 *E.piphany, Inc.                                                                      18,400            64,216

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Eastern Co.                                                                             300   $         6,627
 *Echelon Corp.                                                                         7,160            49,189
  Ecology & Environment, Inc. Class A                                                     200             1,300
 *Eden Bioscience Corp.                                                                 1,600               960
 *Edge Petroleum Corp.                                                                  2,200            29,986
 *Edgewater Technology, Inc.                                                            1,567             6,816
 *Electro Rent Corp.                                                                    5,400            63,450
 *Electro Scientific Industries, Inc.                                                   4,900            87,906
 *Electroglas, Inc.                                                                     4,512            15,566
 *Electronics for Imaging, Inc.                                                         9,700           184,300
 *eLoyalty Corp.                                                                          900             4,455
  EMC Insurance Group, Inc.                                                             1,200            21,408
 *EMCOR Group, Inc.                                                                     2,400           114,000
 *EMCORE Corp.                                                                          8,100            32,157
 *Emerson Radio Corp.                                                                   4,400            11,352
 *Emisphere Technologies, Inc.                                                          2,100             8,148
 *Emmis Communications Corp. Class A                                                    7,200           127,872
 *EMS Technologies, Inc.                                                                2,400            32,400
 *ENBC Corp.                                                                              300                 0
 *Encore Medical Corp.                                                                  8,600            43,688
 *Encore Wire Corp.                                                                     2,815            30,965
 *Endologix, Inc.                                                                         100               435
 *Enesco Group, Inc.                                                                    3,700            14,245
 *EnPro Industries, Inc.                                                                3,700           100,159
 *Entravision Communications Corp.                                                     15,800           117,394
 *Entrust, Inc.                                                                         3,100            12,679
 *ePlus, Inc.                                                                           1,900            23,562
 *Epoch Holding Corp.                                                                     800             3,600
 *ePresence, Inc. Escrow Shares                                                         2,300               299
 *ESS Technology, Inc.                                                                  7,100            29,252
 *Esterline Technologies Corp.                                                          5,549           215,856
 *Evans & Sutherland Computer Corp.                                                       900             4,621
 *Evergreen Solar, Inc.                                                                 2,200            11,110
 *Exar Corp.                                                                           10,200           146,880
 *EZCORP, Inc. Class A Non-Voting                                                       2,100            19,971
 *Fab Industries, Inc.                                                                    500             1,500
 *Fairchild Corp. Class A                                                               5,813            13,370
 *FalconStor Software, Inc.                                                             1,200             8,772
  FBL Financial Group, Inc. Class A                                                     7,100           189,925
 *Featherlite, Inc.                                                                     1,350             5,602
  Fedders Corp.                                                                           270               599
  Federal Signal Corp.                                                                  8,700           135,981
*#Federal-Mogul Corp.                                                                   5,000             3,000
 *FEI Co.                                                                               4,700            97,854
  Fidelity Southern Corp.                                                                 470             7,623
 *Finlay Enterprises, Inc.                                                              2,700            35,046
 *Firebrand Financial Group, Inc.                                                         300                21
 *First Bank of Delaware                                                                  330             1,089
  First Citizens BancShares, Inc.                                                       1,200           156,636
 *First Consulting Group, Inc.                                                          4,100            21,238
  First Defiance Financial Corp.                                                          700            18,718
  First Federal Bancshares of Arkansas, Inc.                                              400             9,796
 *First Horizon Pharmaceutical Corp.                                                      500             9,400
  First Indiana Corp.                                                                   2,800            75,460
 *First Investors Financial Services Group, Inc.                                          500             2,387
  First Keystone Financial, Inc.                                                          100             1,731
  First Merchants Corp.                                                                 3,000            74,610
  First Niagara Financial Group, Inc.                                                  13,600           177,072
  First Place Financial Corp.                                                           3,075   $        60,547
 *Fischer Imaging Corp.                                                                   300               834
 *Five Star Quality Care, Inc.                                                          2,100            14,322
  Flagstar Bancorp, Inc.                                                                8,700           171,912
 *Fleetwood Enterprises, Inc.                                                           5,600            53,592
  Flexsteel Industries, Inc.                                                              600             8,406
 *Flow International Corp.                                                              1,900            12,350
 *Flowserve Corp.                                                                      14,400           424,368
 *Foodarama Supermarkets, Inc.                                                            100             3,100
*#Footstar, Inc.                                                                        3,400            14,365
 *Forgent Networks, Inc.                                                                2,600             4,680
 *Forrester Research, Inc.                                                              2,000            33,000
 *Foster (L.B.) Co. Class A                                                             1,800            16,200
 *Foster Wheeler, Ltd.                                                                    305             4,514
 *FPIC Insurance Group, Inc.                                                            2,500            74,400
 *Franklin Covey Co.                                                                    3,400            21,080
 *Franklin Electronic Publishers, Inc.                                                    500             1,875
  Friedman Industries, Inc.                                                                36               277
 *Friedmans, Inc. Class A                                                               4,200             4,116
 *Frontier Airlines, Inc.                                                              10,900           133,089
 *Frozen Food Express Industries, Inc.                                                  1,300            13,975
 *FSI International, Inc.                                                               6,500            24,440
 *FTI Consulting, Inc.                                                                  6,200           136,338
*#FuelCell Energy, Inc.                                                                 4,900            39,886
  Fuller (H.B.) Co.                                                                     4,900           158,760
  Furniture Brands International, Inc.                                                  9,600           193,056
 *G-III Apparel Group, Ltd.                                                               600             4,320
 *Gadzooks, Inc.                                                                        1,600                70
 *Gaiam, Inc.                                                                           1,300             7,748
  GameTech International, Inc.                                                          1,600             4,448
 *Gateway, Inc.                                                                        44,400           153,624
  GATX Corp.                                                                           12,800           427,136
 *Gaylord Entertainment Co.                                                            11,149           468,592
 *Gehl Co.                                                                              1,000            29,988
 *Genaissance Pharmaceuticals, Inc.                                                     1,500             1,365
 *Gene Logic, Inc.                                                                      8,200            27,634
 *Genesee & Wyoming, Inc.                                                               2,601            72,672
 *Genesis HealthCare Corp.                                                              3,200           139,168
 *Genesis Microchip, Inc.                                                               5,899            97,628
 *Gerber Scientific, Inc.                                                               5,500            40,590
 *Giant Industries, Inc.                                                                3,400            97,954
  Gibraltar Industries, Inc.                                                            5,300           103,668
 *Gibraltar Packaging Group, Inc.                                                         900             1,867
  Glatfelter (P.H.) Co.                                                                11,400           127,680
 *Glenayre Technologies, Inc.                                                           7,600            24,320
 *Globecomm Systems, Inc.                                                               1,400             7,784
 *Glowpoint, Inc.                                                                       3,800             5,054
 *GoAmerica, Inc.                                                                          21               146
  Goody's Family Clothing, Inc.                                                         5,900            41,890
 *Gottschalks, Inc.                                                                     1,400            15,050
 *GP Strategies Corp.                                                                   1,500            10,650
  Granite Construction, Inc.                                                            5,800           136,010
 *Graphic Packaging Corp.                                                               4,100            15,375
  Gray Television, Inc.                                                                10,939           128,533
  Gray Television, Inc. Class A                                                         1,000            11,060
  Great American Financial Resources, Inc.                                              2,000            33,720
 *Great Atlantic & Pacific Tea Co., Inc.                                                7,300           181,989
  Great Lakes Chemical Corp.                                                              100             3,390
 *Group 1 Automotive, Inc.                                                              5,600           149,576
 *GTC Biotherapeutics, Inc.                                                             6,700             8,978

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *GTSI Corp.                                                                            2,100   $        17,178
  Guaranty Federal Bancshares, Inc.                                                       100             2,325
 *Guilford Pharmaceuticals, Inc.                                                        1,900             4,788
 *Gulfmark Offshore, Inc.                                                               5,200           130,312
 *Ha-Lo Industries, Inc.                                                                3,600                 3
  Haggar Corp.                                                                            600            11,076
 *Hain Celestial Group, Inc.                                                            9,000           162,000
  Hancock Fabrics, Inc.                                                                 3,500            20,615
  Handleman Co.                                                                         4,191            76,067
 *Hanger Orthopedic Group, Inc.                                                         5,800            29,580
 *Hanover Compressor Co.                                                               24,002           250,341
  Hardinge, Inc.                                                                        1,000            16,218
  Harleysville Group, Inc.                                                              7,273           147,715
 *Harris Interactive, Inc.                                                             11,100            54,723
 *Hartmarx Corp.                                                                        6,400            60,672
 *Harvard Bioscience, Inc.                                                              5,100            16,422
 *Hastings Entertainment, Inc.                                                          3,300            19,701
  Haverty Furniture Co., Inc.                                                           3,300            46,629
 *Hawaiian Holdings, Inc.                                                               3,200            17,088
 *Hawk Corp.                                                                            1,900            21,261
 *Hayes Lemmerz International, Inc.                                                     6,800            44,200
 *HEI, Inc.                                                                               100               305
  Heico Corp.                                                                           2,200            46,420
  Heico Corp. Class A                                                                   2,001            33,597
 *Herley Industries, Inc.                                                               3,300            57,783
 *Hexcel Corp.                                                                          4,700            76,798
  HF Financial Corp.                                                                      330             7,507
 *HI/FN, Inc.                                                                           2,500            16,600
 *Hirsch International Corp. Class A                                                      600               600
  HMN Financial, Inc.                                                                     750            22,601
 *HMS Holdings Corp.                                                                    3,400            21,080
 *Hoenig Group Escrow Shares                                                              500                 0
 *Hollywood Media Corp.                                                                 3,100            14,384
 *HomeStore, Inc.                                                                       3,200             6,688
  Hooper Holmes, Inc.                                                                  19,200            76,800
  Horace Mann Educators Corp.                                                          11,066           201,401
*#Horizon Offshore, Inc.                                                                6,900             2,173
 *Houston Exploration Co.                                                               6,600           336,402
  Hughes Supply, Inc.                                                                   1,680            43,680
 *Hypercom Corp.                                                                       11,200            71,120
 *I-many, Inc.                                                                          4,000             6,320
*#Ibis Technology Corp.                                                                 1,200             1,512
 *ICO, Inc.                                                                             2,200             5,148
 *Identix, Inc.                                                                         8,678            47,642
 *IDT Corp.                                                                             6,300            84,987
 *IDT Corp. Class B                                                                    16,800           230,160
 *iGATE Capital Corp.                                                                   8,508            37,180
  IKON Office Solutions, Inc.                                                          25,000           242,250
  Imation Corp.                                                                         6,100           230,336
 *ImmunoGen, Inc.                                                                       5,800            34,568
 *IMPCO Technologies, Inc.                                                              1,900             6,308
 *Imperial Sugar Co.                                                                    2,100                 0
  Imperial Sugar Co. (New)                                                              2,416            37,206
 *Industrial Distribution Group, Inc.                                                   1,900            16,701
  Infinity Property & Casualty Corp.                                                    3,300           105,600
 *InFocus Corp.                                                                        10,600            44,096
  Inforte Corp.                                                                         3,100            10,633
 *Infosonics Corp.                                                                        600             1,794
  Ingles Market, Inc. Class A                                                           3,000            37,920
 *Innotrac Corp.                                                                        1,000             8,490
 *Innovex, Inc.                                                                         4,300            14,534
 *Input/Output, Inc.                                                                   11,000   $        65,230
 *Insight Communications Co., Inc.                                                     13,537           152,968
 *Insight Enterprises, Inc.                                                             8,764           171,599
 *Insituform Technologies, Inc. Class A                                                 4,800            71,232
*#Insmed, Inc.                                                                          1,600             2,032
 *Instinet Group, Inc.                                                                  3,500            18,480
 *InsWeb Corp.                                                                            333               932
 *Integrated Device Technology, Inc.                                                   14,700           179,781
*#Integrated Electrical Services, Inc.                                                 11,100            16,872
 *Integrated Silicon Solution, Inc.                                                     6,600            43,230
 *Intelligent Systems Corp.                                                               500             1,040
 *Interface, Inc. Class A                                                              11,000            84,150
 *Interland, Inc.                                                                       4,600             8,740
  International Aluminum Corp.                                                            500            17,250
 *International Shipholding Corp.                                                         400             5,840
 *Internet Commerce Corp.                                                                 400               648
  Interpool, Inc.                                                                      13,950           302,994
 *Interstate Hotels & Resorts, Inc.                                                     2,300            10,580
 *Interwoven, Inc.                                                                      7,000            55,720
 *IntriCon Corp.                                                                          500               950
 *Iomega Corp.                                                                         13,600            42,024
 *Iridex Corp.                                                                            500             3,000
  Irwin Financial Corp.                                                                 5,100           107,049
 *ITLA Capital Corp.                                                                    1,000            49,820
 *iVillage, Inc.                                                                        2,100            12,663
 *iVow, Inc.                                                                              125                56
 *J. Alexander's Corp.                                                                  1,000             7,430
 *J. Jill Group, Inc.                                                                   3,200            40,800
 *Jaclyn, Inc.                                                                            200             1,230
 *Jaco Electronics, Inc.                                                                  550             1,727
 *Jacuzzi Brands, Inc.                                                                    500             5,105
 *Jakks Pacific, Inc.                                                                   6,300           130,221
 *JDA Software Group, Inc.                                                              7,400            95,608
 *Jo-Ann Stores, Inc.                                                                   4,300           115,025
 *Johnson Outdoors, Inc.                                                                1,500            26,265
 *JPS Industries, Inc.                                                                  1,000             4,800
 *K2, Inc.                                                                             12,697           159,855
 *Kadant, Inc.                                                                          3,900            79,950
  Kaman Corp. Class A                                                                   6,200            95,914
 *Kansas City Southern                                                                 17,500           349,825
 *Katy Industries, Inc.                                                                   800             2,792
 *Keane, Inc.                                                                           8,700           116,754
 *Kellstrom Industries, Inc.                                                            1,200                 1
  Kellwood Co.                                                                          7,718           194,185
  Kelly Services, Inc. Class A                                                          5,500           152,955
 *Kemet Corp.                                                                          24,912           174,384
 *Kendle International, Inc.                                                            3,100            35,743
 *Kennedy-Wilson, Inc.                                                                    500             5,160
 *Key Energy Group, Inc.                                                                  600             6,594
 *Key Technology, Inc.                                                                    100             1,100
 *Key Tronic Corp.                                                                      1,000             3,680
 *Keynote Systems, Inc.                                                                 1,700            19,720
 *Keystone Consolidated Industries, Inc.                                                   98                17
  Kimball International, Inc. Class B                                                   5,971            73,443
 *Kindred Healthcare, Inc.                                                              9,300           358,794
  Knape & Vogt Manufacturing Co.                                                          550             6,187
 *Knight Capital Group, Inc.                                                           22,000           166,100
  La-Z-Boy, Inc.                                                                        9,400           125,490
 *LaBranche & Co., Inc.                                                                14,530            80,351
 *LaCrosse Footwear, Inc.                                                                 900             8,910

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Ladish Co., Inc.                                                                      2,200   $        24,420
 *Lakes Entertainment, Inc.                                                                50               621
 *Lancer Corp.                                                                          1,300            22,490
  LandAmerica Financial Group, Inc.                                                     4,700           264,140
  Landry's Restaurants, Inc.                                                            7,200           215,784
 *Lantronix, Inc.                                                                       2,300             3,151
 *Large Scale Biology Corp.                                                               800               656
 *Lattice Semiconductor Corp.                                                          26,200           110,564
 *Lazare Kaplan International, Inc.                                                     1,000             8,620
 *LCC International, Inc. Class A                                                       4,600            16,422
 *LeCroy Corp.                                                                            300             4,938
 *Lesco, Inc.                                                                           2,700            36,450
  Libbey, Inc.                                                                          1,900            36,195
  Liberate Technologies, Inc.                                                          10,900             3,379
  Liberty Corp.                                                                         4,310           155,634
 *Lightbridge, Inc.                                                                     6,000            37,680
 *LightPath Technologies, Inc.                                                            287               746
 *Lin TV Corp.                                                                          4,800            69,840
 *Linens `n Things, Inc.                                                                8,100           197,397
  Lithia Motors, Inc. Class A                                                           3,868           102,889
 *LMI Aerospace, Inc.                                                                     300             1,357
 *Lodgian, Inc.                                                                         2,806            26,657
 *Logic Devices, Inc.                                                                   1,100             1,474
 *LogicVision, Inc.                                                                     1,100             1,980
  Lone Star Steakhouse & Saloon, Inc.                                                   5,300           160,113
  Longs Drug Stores Corp.                                                               9,700           398,088
  Longview Fibre Co.                                                                   13,300           265,601
  LSI Industries, Inc.                                                                  5,000            67,950
 *LTX Corp.                                                                             1,900             9,101
 *Luby's, Inc.                                                                          5,700            46,968
  Lufkin Industries, Inc.                                                               1,400            40,362
 *Lydall, Inc.                                                                          3,900            32,136
 *M&F Worldwide Corp.                                                                   4,700            60,113
  M/I Homes, Inc.                                                                       2,500           126,200
 *Mac-Gray Corp.                                                                        2,300            20,056
 *Madden (Steven), Ltd.                                                                 2,100            37,296
  MAF Bancorp, Inc.                                                                     4,690           199,606
 *Magna Entertainment Corp.                                                             2,000            10,640
 *Magnetek, Inc.                                                                        6,500            14,365
 *Magnum Hunter Resources, Inc.                                                        22,444           346,984
 *Main Street Restaurant Group, Inc.                                                    3,800            13,148
 *MAIR Holdings, Inc.                                                                   4,800            45,792
 *Management Network Group, Inc.                                                        7,100            16,685
 *Manchester Technologies, Inc.                                                         1,000             6,270
 *Manugistic Group, Inc.                                                               14,000            25,200
 *Marisa Christina, Inc.                                                                  600               546
  Maritrans, Inc.                                                                         500            11,945
 *Marlton Technologies, Inc.                                                              200               162
  Marsh Supermarkets, Inc. Class A                                                        300             3,375
  Marsh Supermarkets, Inc. Class B                                                        400             5,060
 *Marten Transport, Ltd.                                                                  200             3,922
 *Mastec, Inc.                                                                         12,400           104,904
 *Material Sciences Corp.                                                               3,100            37,820
 *Matrix Service Co.                                                                    2,800            11,564
 *Maxco, Inc.                                                                             700             3,060
 *Maxim Pharmaceuticals, Inc.                                                           2,000             3,040
  Maximus, Inc.                                                                           800            27,432
 *Maxtor Corp.                                                                         17,200            94,428
 *Maxxam, Inc.                                                                          1,000            23,250
 *Maxygen, Inc.                                                                         6,400            50,112
 *Mayor's Jewelers, Inc.                                                                3,400             1,938
 *McDATA Corp.                                                                         14,600   $        55,626
  MCG Capital Corp.                                                                     8,500           136,000
  McRae Industries, Inc. Class A                                                          200             2,344
 *MDI, Inc.                                                                             1,400               714
 *Meade Instruments Corp.                                                               4,700            12,972
 *Meadowbrook Insurance Group, Inc.                                                     7,000            36,050
  Medallion Finanacial Corp.                                                            3,200            29,632
 *MedCath Corp.                                                                         3,415            88,483
  Media General, Inc. Class A                                                           2,400           146,640
*#Medialink Worldwide, Inc.                                                               500             1,575
 *Medical Staffing Network Holdings, Inc.                                               5,100            27,693
 *MedQuist, Inc.                                                                        7,100            92,371
  Mercury Air Group, Inc.                                                                 600             2,076
 *Meridian Resource Corp.                                                              12,700            57,531
 *Merix Corp.                                                                           3,100            22,475
 *Merrimac Industries, Inc.                                                               200             1,780
*#Mesa Air Group, Inc.                                                                  5,100            32,538
 *Metals USA, Inc.                                                                      3,200            67,744
 *MetaSolv, Inc.                                                                        7,807            16,160
  Methode Electronics, Inc.                                                               300             3,582
 *Metris Companies, Inc.                                                               15,100           195,998
 *Metro One Telecommunications, Inc.                                                    5,300             4,982
  MGP Ingredients, Inc.                                                                 2,600            21,736
 *Micro Linear Corp.                                                                    1,100             6,435
  MicroFinancial, Inc.                                                                  2,300             8,947
 *Microtek Medical Holdings, Inc.                                                       7,500            26,400
 *Microtune, Inc.                                                                       5,200            22,984
 *Midwest Air Group, Inc.                                                               4,700             9,212
 *Milacron, Inc.                                                                       11,326            24,691
  Minerals Technologies, Inc.                                                           4,600           309,580
 *Misonix, Inc.                                                                           900             5,186
 *Mitcham Industries, Inc.                                                                900             6,318
 *MKS Instruments, Inc.                                                                11,000           183,700
 *Mobile Mini, Inc.                                                                       600            22,152
  Modine Manufacturing Co.                                                              7,103           215,931
*#Modtech Holdings, Inc.                                                                3,163            19,611
 *Molecular Devices Corp.                                                               2,800            54,096
  Monaco Coach Corp.                                                                    5,300            86,973
 *Monterey Pasta Co.                                                                    4,700            14,194
 *Mothers Work, Inc.                                                                      700             9,541
 *Motorcar Parts of America, Inc.                                                         200             2,105
  Movado Group, Inc.                                                                    4,274            72,060
 *MPS Group, Inc.                                                                      27,300           256,074
 *MRV Communications, Inc.                                                              9,500            17,575
 *MSC.Software Corp.                                                                    7,800            80,223
  Mueller Industries, Inc.                                                              7,841           211,707
  Myers Industries, Inc.                                                                8,387            93,515
  NACCO Industries, Inc. Class A                                                          800            82,000
 *Nanogen, Inc.                                                                         6,700            27,336
 *Nanometrics, Inc.                                                                     2,800            31,584
  Nash Finch Co.                                                                        2,936           104,463
 *Nashua Corp.                                                                            500             4,500
 *Nathan's Famous, Inc.                                                                 1,100             9,118
  National Home Health Care Corp.                                                         200             2,654
 *National Patent Development Corp.                                                     1,500             3,510
  National Presto Industries, Inc.                                                        800            34,280
 *National RV Holdings, Inc.                                                            2,200            19,514
 *National Technical Systems, Inc.                                                      1,100             4,994
 *Natrol, Inc.                                                                          1,000             2,800
 *Natural Alternatives International, Inc.                                                200             1,512

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Navigant International, Inc.                                                          3,800   $        48,108
 *Navigators Group, Inc.                                                                2,700            89,748
 *NCI Building Systems, Inc.                                                            3,500           120,890
 *NCO Group, Inc.                                                                       7,914           157,172
 *Neoforma, Inc.                                                                        3,000            20,550
 *NeoMagic Corp.                                                                        4,600             1,702
 *Neose Technologies, Inc.                                                                800             2,104
 *NES Rentals Holdings, Inc.                                                                5                49
 *Net2Phone, Inc.                                                                      10,700            17,120
  NetBank, Inc.                                                                         2,148            17,850
 *NetIQ Corp.                                                                          14,100           155,664
 *NetRatings, Inc.                                                                      4,239            57,735
 *Netscout System, Inc.                                                                 3,900            24,024
 *Network Engines, Inc.                                                                 1,300             2,210
 *Network Equipment Technologies, Inc.                                                  6,000            33,540
 *Neurogen Corp.                                                                        5,500            37,180
 *New Brunswick Scientific Co., Inc.                                                      609             3,258
 *New Horizons Worldwide, Inc.                                                          1,250             4,512
 *NewMarket Corp.                                                                       3,240            44,032
 *Newpark Resources, Inc.                                                              15,200            92,720
 *Newport Corp.                                                                         9,900           139,095
 *Newtek Business Services, Inc.                                                          800             2,072
  Niagara Corp.                                                                         1,200            10,260
 *NMS Communications Corp.                                                              1,600             5,200
 *NMT Medical, Inc.                                                                       500             4,375
  NN, Inc.                                                                              2,200            27,918
 *Nobel Learning Communities, Inc.                                                        200             1,750
 *North America Galvanizing & Coatings, Inc.                                              100               204
 *North American Scientific, Inc.                                                       2,000             6,000
 *Northwest Pipe Co.                                                                      500            11,080
 *Nu Horizons Electronics Corp.                                                         4,200            24,696
  NWH, Inc.                                                                               400             6,000
 *NYFIX, Inc.                                                                           6,400            32,320
  NYMAGIC, Inc.                                                                         1,000            20,450
 *O'Charleys, Inc.                                                                      4,029            74,819
 *O.I. Corp.                                                                              400             4,750
*#OCA, Inc.                                                                            13,000            53,300
 *Ocwen Financial Corp.                                                                11,252            81,352
 *Odd Job Stores, Inc.                                                                  1,000               150
 *Offshore Logistics, Inc.                                                              5,900           184,788
  Ohio Casualty Corp.                                                                  15,636           373,700
 *Oil States International, Inc.                                                        1,416            32,795
  Oil-Dri Corp. of America                                                                100             1,710
 *Olympic Steel, Inc.                                                                   1,800            28,260
 *OM Group, Inc.                                                                        5,100           128,520
 *Omega Protein Corp.                                                                   5,900            41,890
 *OMNOVA Solutions, Inc.                                                                  800             3,248
 *On Assignment, Inc.                                                                   6,200            32,860
 *One Price Clothing Stores, Inc.                                                         443                 0
*#Oneida, Ltd.                                                                          2,600             6,110
 *Opent Technologies, Inc.                                                              2,800            22,652
 *Oplink Communications, Inc.                                                           1,100             1,639
 *OPTi, Inc.                                                                            1,200             2,016
 *Optical Cable Corp.                                                                   1,000             4,460
 *Optical Communication Products, Inc.                                                    600             1,074
 *Orbital Sciences Corp.                                                                9,100            88,361
 *Oregon Steel Mills, Inc.                                                              6,400           113,024
 *Orthologic Corp.                                                                      5,200            21,112
 *Oscient Pharmaceutical Corp.                                                          2,900             4,785
 *OSI Systems, Inc.                                                                     3,800   $        56,620
 *Osteotech, Inc.                                                                       3,000             8,670
  Outlook Group Corp.                                                                     400             3,160
 *Overland Storage, Inc.                                                                2,500            24,225
  Overseas Shipholding Group, Inc.                                                        600            36,660
 *OYO Geospace Corp.                                                                    1,400            22,907
 *Pacific Premier Bancorp, Inc.                                                           700             7,330
 *Palm Harbor Homes, Inc.                                                               4,107            76,924
 *PalmSource, Inc.                                                                      2,300            23,069
 *Paradyne Networks Corp.                                                               1,500             2,955
  Park Electrochemical Corp.                                                            2,050            47,560
 *Parker Drilling Co.                                                                  19,500           111,150
  Parkvale Financial Corp.                                                                100             2,780
 *Parlex Corp.                                                                          2,100            12,390
 *Pathmark Stores, Inc.                                                                 7,048            63,080
 *Patrick Industries, Inc.                                                              1,000             8,956
  PAULA Financial                                                                         300               528
 *Paxar Corp.                                                                           5,600            98,672
 *Payless Cashways, Inc.                                                                   34                 0
 *Payless ShoeSource, Inc.                                                             17,700           297,891
 *PC Connection, Inc.                                                                   5,900            30,149
 *PC Mall, Inc.                                                                         1,200             5,939
 *PC-Tel, Inc.                                                                          4,800            35,088
 *Pediatric Services of America, Inc.                                                   1,600            21,104
 *Peerless Systems Corp.                                                                  700             2,534
 *Pegasus Solutions, Inc.                                                               5,400            58,104
 *Pegasystems, Inc.                                                                     5,700            34,029
 *Pemstar, Inc.                                                                         9,345            11,027
  Penford Corp.                                                                           400             6,196
 *Penn Treaty American Corp.                                                            6,200            13,826
  Pep Boys - Manny, Moe & Jack                                                         15,100           201,736
 *Perceptron, Inc.                                                                      1,800            11,754
 *Performance Food Group Co.                                                            8,100           219,186
 *Performance Technologies, Inc.                                                        1,700            11,441
 *Pericom Semiconductor Corp.                                                           6,100            48,861
 *Perry Ellis International, Inc.                                                       2,400            48,000
 *Pervasive Software, Inc.                                                              3,500            16,205
 *Petrocorp, Inc. Escrow Shares                                                         1,700               102
 *Pharmacopia Drug Discovery, Inc.                                                      1,700             8,228
 *PHH Corp.                                                                             6,800           163,132
  Phillips-Van Heusen Corp.                                                             7,100           220,029
 *Phoenix Technologies, Ltd.                                                              630             5,116
 *Photronics, Inc.                                                                      6,500           149,695
 *Pico Holdings, Inc.                                                                   1,780            46,084
  Pinnacle Bancshares, Inc.                                                               200             2,822
 *Pinnacle Entertainment, Inc.                                                          7,800           135,954
 *Pinnacle Systems, Inc.                                                                6,894            40,744
 *Piper Jaffray Companies, Inc.                                                         3,600           101,772
 *Planar Systems, Inc.                                                                  2,300            18,492
 *PLATO Learning, Inc.                                                                  3,900            29,796
 *Plexus Corp.                                                                          9,400           129,250
 *PMA Capital Corp. Class A                                                             7,451            55,361
  Pocahontas Bancorp, Inc.                                                              1,100            15,400
 *PolyOne Corp.                                                                         5,400            36,288
 *Pomeroy IT Solutions, Inc.                                                            3,200            40,288
  Pope & Talbot, Inc.                                                                   2,900            31,987
  Potlatch Corp.                                                                        5,200           268,788
 *Power-One, Inc.                                                                       7,659            41,971
 *Powerwave Technologies, Inc.                                                         18,801           171,653
 *PPT Vision, Inc.                                                                         75                95
 *PRAECIS Pharmaceuticals, Inc.                                                        10,357             6,836

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Preformed Line Products Co.                                                             200   $         6,826
  Presidential Life Corp.                                                               7,200           109,080
 *PRG-Schultz International, Inc.                                                      12,600            48,636
 *Price Communications Corp.                                                           10,100           173,619
 *PriceSmart, Inc.                                                                      3,875            27,125
  Printronix, Inc.                                                                        300             4,764
 *Procom Technology, Inc.                                                                 900             1,440
  Providence & Worcester Railroad Co.                                                     200             2,650
  Provident Financial Services, Inc.                                                    9,500           168,910
  Pulitzer, Inc.                                                                        2,100           134,316
 *Pure World, Inc.                                                                        520             1,030
  Pyramid Breweries, Inc.                                                                 300               567
  Quaker Chemical Corp.                                                                 1,600            28,320
  Quaker Fabric Corp.                                                                   4,050            14,094
  Quanex Corp.                                                                          1,850            95,996
 *Quanta Services, Inc.                                                                28,900           260,967
 *Quantum Corp.                                                                        32,700            85,020
 *Quantum Fuel Systems Technologies Worldwide, Inc.                                     1,800             7,650
 *QuickLogic Corp.                                                                      6,000            26,220
 *Quidel Corp.                                                                          4,500            19,710
 *Quovadx, Inc.                                                                         8,493            23,101
 *R&B, Inc.                                                                             2,200            29,590
 *Radio One, Inc.                                                                       3,600            45,432
 *Radiologix, Inc.                                                                      4,600            18,078
 *RadiSys Corp.                                                                         3,100            50,127
 *RailAmerica, Inc.                                                                     9,166           106,967
 *Raindance Communictions, Inc.                                                         8,100            16,605
  Raytech Corp.                                                                         3,300             5,115
 *RCM Technologies, Inc.                                                                1,500             6,900
 *Reading International, Inc. Class A                                                   1,091             7,266
 *Reading International, Inc. Class B                                                      60               390
*#Redhook Ale Brewery, Inc.                                                             1,000             3,050
 *Refac                                                                                    60               300
  Regal-Beloit Corp.                                                                    6,006           154,354
 *Regent Communications, Inc.                                                          12,500            75,000
 *Register.com, Inc.                                                                    3,900            24,375
 *Reliability, Inc.                                                                       300                60
  Reliance Steel & Aluminum Co.                                                         7,500           288,675
 *Relm Wireless Corp.                                                                     400               940
 *REMEC, Inc.                                                                           4,727            29,547
 *RemedyTemp, Inc.                                                                      1,900            18,715
 *Rent-Way, Inc.                                                                        6,400            59,328
 *Reptron Electronics, Inc.                                                                39                55
 *Republic First Bancorp, Inc.                                                            369             4,923
 *Res-Care, Inc.                                                                        4,700            62,651
 *Retail Ventures, Inc.                                                                 8,328            93,857
 *Rex Stores Corp.                                                                      2,450            34,300
  Richardson Electronics, Ltd.                                                          2,200            19,580
  Riverview Bancorp, Inc.                                                                 300             6,450
 *Riviera Tool Co.                                                                        300               325
  RLI Corp.                                                                             5,600           244,944
  Roanoke Electric Steel Corp.                                                          1,700            34,085
  Robbins & Myers, Inc.                                                                 3,700            87,505
 *Robotic Vision Systems, Inc.                                                            360                12
  Rock of Ages Corp.                                                                      500             3,035
 *Rockford Corp.                                                                        2,200             5,742
  Rock-Tenn Co. Class A                                                                 8,900           102,439
 *Rocky Shoes & Boots, Inc.                                                               100             2,959
 *Rofin-Sinar Technologies, Inc.                                                          100             3,230
 *RTI International Metals, Inc.                                                        5,100           139,689
 *RTW, Inc.                                                                               700   $         6,790
 *Rubio's Restaurants, Inc.                                                             1,986            18,172
  Ruddick Corp.                                                                         1,296            31,143
 *Rudolph Technologies, Inc.                                                            2,400            34,608
 *Rural/Metro Corp.                                                                     1,300             9,762
 *Rush Enterprises, Inc. Class A                                                        2,300            33,097
 *Rush Enterprises, Inc. Class B                                                          500             7,275
  Russ Berrie & Co., Inc.                                                               3,000            39,030
  Russell Corp.                                                                         8,100           151,470
 *Ryan's Restaurant Group, Inc.                                                         7,100            99,116
  Ryerson Tull, Inc.                                                                    6,529            99,371
 *S&K Famous Brands, Inc.                                                                 300             4,800
 *Safeguard Scientifics, Inc.                                                          27,700            27,423
 *SafeNet, Inc.                                                                         5,940           186,635
*#Salton, Inc.                                                                          3,000             3,120
 *San Filippo (John B.) & Son, Inc.                                                     1,400            29,610
 *Sands Regent Casino Hotel                                                               400             3,784
 *SatCon Technology Corp.                                                               1,300             1,781
  Saucony, Inc. Class B                                                                   300             5,880
 *SBS Technologies, Inc.                                                                2,800            27,188
 *ScanSoft, Inc.                                                                       16,986            68,963
 *Scheid Vineyards, Inc.                                                                  200             1,160
  Schnitzer Steel Industries, Inc. Class A                                              3,600            83,232
 *Scholastic Corp.                                                                      4,200           157,584
 *Schuff International, Inc.                                                            1,200             3,690
  Schulman (A.), Inc.                                                                   7,000           114,520
  Schweitzer-Maudoit International, Inc.                                                2,400            71,928
 *SCM Microsystems, Inc.                                                                3,000             8,910
 *SCPIE Holdings, Inc.                                                                  1,200            13,464
 *SCS Transportation, Inc.                                                              3,900            71,175
  Seaboard Corp.                                                                          200           269,000
 *Seabulk International, Inc.                                                           7,100           139,231
 *SEACOR Holdings, Inc.                                                                 4,861           282,230
 *Secom General Corp.                                                                      80               114
 *Selectica, Inc.                                                                       9,800            31,066
  Selective Insurance Group, Inc.                                                       7,200           346,536
  Sensient Technologies Corp.                                                           7,600           154,660
 *Sequa Corp. Class A                                                                     200            11,600
 *Sequenom, Inc.                                                                        8,400             7,980
  Service Corp. International                                                          39,300           297,894
 *Sharper Image Corp.                                                                   2,800            37,212
 *Shaw Group, Inc.                                                                     16,170           325,825
 *Shiloh Industries, Inc.                                                               2,600            29,406
 *Shoe Carnival, Inc.                                                                   4,300            78,819
 *Sholodge, Inc.                                                                          600             2,355
 *ShopKo Stores, Inc.                                                                   9,900           234,729
 *SIFCO Industries, Inc.                                                                  400             1,372
*#Silicon Graphics, Inc.                                                               12,400            10,044
 *Silicon Storage Technology, Inc.                                                     15,700            54,008
  Simmons First National Corp. Class A                                                  2,600            63,804
 *SimpleTech, Inc.                                                                      8,300            29,050
 *Sipex Corp.                                                                           3,500             5,775
 *Sitel Corp.                                                                          16,300            32,274
 *Six Flags, Inc.                                                                      24,100           106,281
  Skyline Corp.                                                                           900            35,190
  Skywest, Inc.                                                                         9,300           169,632
 *Skyworks Solutions, Inc.                                                             26,200           165,846
 *Smart & Final Food, Inc.                                                              5,200            56,420

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 *Smith & Wollensky Restaurant Group, Inc.                                              2,000   $        12,580
  Smith (A.O.) Corp.                                                                    5,700           178,752
  Smith (A.O.) Corp. Convertible Class A                                                  300             9,408
 *Smithway Motor Xpress Corp. Class A                                                     600             3,600
 *Somera Communications, Inc.                                                           7,400            10,286
  Sonic Automotive, Inc.                                                                7,287           155,359
*#Sonic Foundry, Inc.                                                                   1,700             2,176
 *Sonic Innovations, Inc.                                                               3,428            14,912
 *SonicWALL, Inc.                                                                      15,500            95,790
  Sound Federal Bancorp, Inc.                                                           2,100            33,432
 *SOURCECORP, Inc.                                                                      3,700            79,217
  South Jersey Industries, Inc.                                                         3,300           187,110
 *Southern Energy Homes, Inc.                                                           1,600             9,360
 *Southwall Technologies, Inc.                                                          2,300             3,082
 *Spacehab, Inc.                                                                          900             1,269
 *Spanish Broadcasting System, Inc.                                                     6,000            51,900
 *Spartan Stores, Inc.                                                                  1,900            24,510
  Spartech Corp.                                                                        5,600           113,288
 *Sparton Corp.                                                                           578             5,768
 *Spectrum Control, Inc.                                                                  700             4,956
 *Spherion Corp.                                                                       14,200            77,674
 *Spinnaker Exploration Co.                                                             8,768           268,915
 *Sport Chalet, Inc.                                                                      600             8,760
 *Sport Supply Group, Inc.                                                                300               942
 *SRI/Surgical Express, Inc.                                                              400             1,814
 *Stage Stores, Inc.                                                                    2,600           101,530
 *Standard Management Corp.                                                               700             1,260
 *Standard Microsystems Corp.                                                           3,000            48,780
  Standard Motor Products, Inc.                                                         4,600            51,842
  Standard Register Co.                                                                 4,900            69,580
  Starrett (L.S.) Co. Class A                                                             200             3,414
  State Auto Financial Corp.                                                            1,200            32,400
  Steel Dynamics, Inc.                                                                  7,600           204,364
  Steel Technologies, Inc.                                                              2,900            58,000
 *Steinway Musical Instruments, Inc.                                                    1,600            45,312
 *Stellent, Inc.                                                                        4,900            37,093
  Stepan Co.                                                                              500            10,605
  Stephan Co.                                                                             200               890
 *Sterling Financial Corp.                                                              3,200           113,120
  Stewart & Stevenson Services, Inc.                                                      600            14,334
  Stewart Enterprises, Inc.                                                            26,000           153,920
  Stewart Information Services Corp.                                                    4,100           160,925
 *Stifel Financial Corp.                                                                1,234            26,062
 *Stillwater Mining Co.                                                                17,200           116,100
 *Stone Energy Corp.                                                                    4,800           206,544
 *Stoneridge, Inc.                                                                      5,800            45,356
 *StorageNetworks, Inc. Escrow Shares                                                  10,100               274
 *Strategic Diagnostics, Inc.                                                           2,300             6,463
 *Strategic Distribution, Inc.                                                            200             2,060
 *Stratos International, Inc.                                                           3,061            13,193
 *Stratus Properties, Inc.                                                                650            10,842
  Stride Rite Corp.                                                                     7,100            84,419
 *Suburban Lodges of America, Inc. Escrow Shares                                        2,200                 0
  Summa Industries, Inc.                                                                  200             1,540
 *SumTotal Systems, Inc.                                                                1,793             7,513
 *Sun Bancorp, Inc.                                                                     2,835            58,798
 *Suncoast Naturals, Inc.                                                                  13   $             1
 *Sunrise Senior Living, Inc.                                                           4,900           255,535
  Sunrise Telecom, Inc.                                                                 6,000             9,600
 *Suntron Corp.                                                                           325               426
 #Superior Industries International, Inc.                                               4,500           101,925
  Superior Uniform Group, Inc.                                                            800            11,080
  Supreme Industries, Inc.                                                                520             3,406
  SureWest Communications                                                               2,600            61,880
  Susquehanna Bancshares, Inc.                                                          7,300           166,148
 *Swift Energy Corp.                                                                    7,300           249,295
  SWS Group, Inc.                                                                       4,100            64,985
 *Sycamore Networks, Inc.                                                              64,400           217,672
 *Sykes Enterprises, Inc.                                                               9,700            80,316
  Syms Corp.                                                                            3,600            47,088
 *Synalloy Corp.                                                                        1,000            11,550
 *Synovis Life Technologies, Inc.                                                       1,500            11,475
  Sypris Solutions, Inc.                                                                4,700            49,538
 *Systemax, Inc.                                                                        6,800            43,316
 *T-3 Energy Services, Inc.                                                               100               710
 *Tag-It Pacific, Inc.                                                                  1,300             3,042
 *TALK America Holdings, Inc.                                                           4,392            39,045
  Tandy Brand Accessories, Inc.                                                           500             6,570
 *Tarrant Apparel Group                                                                 3,400             9,248
  Tasty Baking Co.                                                                      2,500            20,000
  TB Wood's Corp.                                                                         700             4,046
 *TeamStaff, Inc.                                                                       2,200             3,608
  Technitrol, Inc.                                                                      7,100            93,223
 *TechTeam Global, Inc.                                                                 3,000            42,000
  Tecumseh Products Co. Class A                                                         3,400            92,956
  Tecumseh Products Co. Class B                                                           100             2,742
 *Tegal Corp.                                                                           1,200             1,272
 *Tel Offshore Trust                                                                      326             2,370
 *Teleglobe International Holdings, Ltd.                                                1,225             2,915
 *Telular Corp.                                                                           300             1,170
 *Terayon Communication Systems, Inc.                                                  10,000            31,700
 *Terra Industries, Inc.                                                               17,400           110,490
  Tesoro Petroleum Corp.                                                                1,500            65,400
 *Tetra Tech, Inc.                                                                      3,700            44,585
  Texas Industries, Inc.                                                                5,600           257,712
 *The Banc Corp.                                                                        1,300            13,650
  The Marcus Corp.                                                                      5,000           110,150
  The Phoenix Companies, Inc.                                                          24,000           276,000
 *The Rowe Companies                                                                      300             1,158
 *The Sports Authority, Inc.                                                            4,700           150,400
 *The Sports Club Co., Inc.                                                             1,900             3,135
  The Topps Co., Inc.                                                                   3,800            35,416
 *Theragenics Corp.                                                                     7,800            26,754
 *TheStreet.com, Inc.                                                                   1,200             3,720
 *Third Wave Technologies, Inc.                                                            87               327
  Thomas Industries, Inc.                                                               3,000           119,610
 *Three-Five Systems, Inc.                                                              5,100             3,417
 *Tier Technologies, Inc. Class B                                                       6,000            53,040
  TierOne Corp.                                                                         2,600            62,725
 *TII Network Technologies, Inc.                                                        1,200             1,752
  Timberland Bancorp, Inc.                                                                200             4,602
 *Time Warner Telecom, Inc.                                                            10,300            52,530
 *Tipperary Corp.                                                                       1,000             4,670
 *Titan Pharmaceuticals, Inc.                                                           5,600            12,040
  Todd Shipyards Corp.                                                                    600            11,550
 *Tollgrade Communications, Inc.                                                        2,100            15,918

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
*#Torch Offshore, Inc.                                                                  3,000   $           368
*#Tower Automotive, Inc.                                                                8,900               943
  Traffix, Inc.                                                                         2,100            10,080
 *Trailer Bridge, Inc.                                                                  1,000             7,800
 *Trans World Entertainment Corp.                                                       8,600           111,800
 *Transgenomic, Inc.                                                                    1,500             1,020
 *Transmeta Corp.                                                                         600               486
 *TransMontaigne, Inc.                                                                  9,600            79,488
 *Transpro, Inc.                                                                        2,400            16,296
 *Transtechnology Corp.                                                                   500             3,738
 *TRC Companies, Inc.                                                                   2,100            23,940
  Tredegar Industries, Inc.                                                             9,419           143,640
 *Trenwick Group, Ltd.                                                                  1,225                 6
 *Trestle Holdings, Inc.                                                                   40                64
 *Triad Guaranty, Inc.                                                                  2,800           151,760
  Trinity Industries, Inc.                                                             10,000           290,600
 *Tripos, Inc.                                                                            200               720
 *Triquint Semiconductor, Inc.                                                         28,600            96,954
 *Triumph Group, Inc.                                                                   3,800           134,824
 *Trump Entertainment Resorts, Inc.                                                         1                22
 *TTM Technologies, Inc.                                                                2,100            16,674
 *Tumbleweed Communications Corp.                                                         400               880
 *Tweeter Home Entertainment Group, Inc.                                                5,700            20,178
  Twin Disc, Inc.                                                                         200             4,350
 *U.S. Concrete, Inc.                                                                   6,200            37,944
 *U.S. Xpress Enterprises, Inc. Class A                                                 1,000            12,210
  UICI                                                                                  6,400           160,960
  UMB Financial Corp.                                                                   4,795           267,082
  Umpqua Holdings Corp.                                                                 6,800           158,508
 *Unico American Corp.                                                                    500             4,575
 *Unifi, Inc.                                                                          12,800            41,088
  Unifirst Corp.                                                                        2,100            76,860
 *United America Idemnity, Ltd.                                                         2,753            46,939
 *United American Healthcare Corp.                                                        700             1,505
  United Auto Group, Inc.                                                              11,890           366,212
  United Community Financial Corp.                                                      6,900            72,519
  United Fire & Casualty Co.                                                            2,000            78,740
 *United Rentals, Inc.                                                                 19,600           393,568
 *United Retail Group, Inc.                                                             3,000            20,820
 *Universal Compression Holdings, Inc.                                                  8,214           280,919
  Universal Corp.                                                                       4,600           204,240
 *Universal Stainless & Alloy Products, Inc.                                              800            10,040
  Unizan Financial Corp.                                                                2,527            64,413
 *Urologix, Inc.                                                                          200               874
 *URS Corp.                                                                            11,300           382,279
 *USA Truck, Inc.                                                                         800            16,200
  USEC, Inc.                                                                           21,930           299,345
 *Vail Resorts, Inc.                                                                    6,831           187,853
  Valhi, Inc.                                                                           2,440            45,238
 *ValueVision Media, Inc. Class A                                                       1,600            15,392
 *Veeco Instruments, Inc.                                                               3,600            54,252
 *Verilink Corp.                                                                          500               795
 *Veritas DGC, Inc.                                                                     5,600           151,200
 *Verity, Inc.                                                                          7,100            60,563
 *Verso Technologies, Inc.                                                                692               180
  Vesta Insurance Group, Inc.                                                           9,000            22,680
  Viad Corp.                                                                            1,300            36,140
 *Vical, Inc.                                                                           4,900   $        18,620
 *Vicon Industries, Inc.                                                                  200               590
 *Vignette Corp.                                                                       25,500            29,580
 *Virco Manufacturing Corp.                                                               547             3,938
 *Virologic, Inc.                                                                      13,770            37,592
  Visteon Corp.                                                                        32,900           251,027
 *Vitesse Semiconductor, Inc.                                                          21,400            53,500
 *Vitria Technology, Inc.                                                               4,700            15,040
 *Volt Information Sciences, Inc.                                                       4,900            96,285
 *Vyyo, Inc.                                                                            1,100             6,798
 *Warnaco Group, Inc.                                                                   7,400           157,916
 *Washington Group International, Inc.                                                  4,400           211,244
  Waste Industries USA, Inc.                                                            1,700            24,531
 *WatchGuard Technologies, Inc.                                                         7,700            27,951
 *Water Pik Technologies, Inc.                                                          1,000            18,580
  Wausau-Mosinee Paper Corp.                                                           12,329           154,113
 *WCI Communities, Inc.                                                                 8,000           239,200
 *Webco Industries, Inc.                                                                1,000             5,750
 *webMethods, Inc.                                                                      8,260            41,548
 *Weider Nutrition International, Inc.                                                  1,000             4,080
  Weis Markets, Inc.                                                                    3,700           135,938
  Wellman, Inc.                                                                         9,200           103,408
 *Wells-Gardner Electronics Corp.                                                         279               949
  Wesbanco, Inc.                                                                        1,400            41,398
 *West Marine, Inc.                                                                     3,300            54,747
 *Westaff, Inc.                                                                         2,400             8,328
  Westbank Corp.                                                                          902            15,190
 *Westcoast Hospitality Corp.                                                           1,000             6,890
 *Western Power & Equipment Corp.                                                         112               146
 *White Electronics Designs Corp.                                                       3,900            19,461
 *Whitehall Jewelers, Inc.                                                              3,500            25,375
 *Whiting Petroleum Corp.                                                               2,400            82,992
 *Wickes, Inc.                                                                          1,200                 4
 *Wild Oats Markets, Inc.                                                                 300             3,372
 *Willis Lease Finance Corp.                                                              800             6,520
  Willow Grove Bancorp, Inc.                                                            1,700            25,918
 *Wilshire Enterprises, Inc.                                                              515             3,863
 *Wilson Greatbatch Technologies, Inc.                                                  3,000            72,120
 *Wilsons The Leather Experts, Inc.                                                     4,200            24,654
*#Winn-Dixie Stores, Inc.                                                              15,600            16,380
  Wireless Telecom Group, Inc.                                                          2,800             7,084
 *Wolverine Tube, Inc.                                                                  3,900            28,119
  Woodhead Industries, Inc.                                                             2,000            25,660
 *Worldwide Restaurant Concepts, Inc.                                                   7,000            44,870
 *Xanser Corp.                                                                          5,300            11,713
 *Xeta Corp.                                                                            1,200             3,840
 *Yellow Roadway Corp.                                                                  2,203           116,274
 *Zapata Corp.                                                                          1,840            11,905
 *Zhone Technologies, Inc.                                                             15,100            40,921
 *Zoll Medical Corp.                                                                    1,100            26,114
*#Zoltek Companies, Inc.                                                                  900             8,964
 *Zomax, Inc.                                                                          10,300            28,325
 *Zones, Inc.                                                                             500             1,850
 *Zoran Corp.                                                                           9,931           122,549
 *Zygo Corp.                                                                            4,000            38,720
 *ZymeTx, Inc.                                                                            100                 6
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $59,481,385)                                                                                 66,362,109
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
*Chart Industries, Inc. Warrants 09/15/10                                                   3   $            76
*Chiquita Brands International, Inc. Warrants 03/19/09                                  1,148            12,525
*Foster Wheelers, Ltd. Warrants 09/24/07                                                6,100                 0
*Imperial Credit Industries, Inc. Warrants 01/31/08                                        62                 0
*Imperial Sugar Co. Warrants 08/29/08                                                      71                50
*Lodgian, Inc. Class A Warrants 11/25/07                                                   24                 1
*Lodgian, Inc. Class B Warrants 11/25/09                                                   74                 1
*Milltope Group, Inc. Contigent Value Rights                                              500                 0
 PMR Corp. Contingent Value Rights                                                      1,100                 0
*Timco Aviation Services, Inc. Warrants 02/27/07                                          373                 0
*Trico Marine Services, Inc. Warrants Series B 03/15/08                                    69               110
*Trico Marine Services, Inc. Warrants Series A 03/15/10                                    69               276
*Trump Entertainment Resorts, Inc. Warrants 05/23/06                                      188                 0
*Virologic, Inc. Contingent Value Rights                                               13,770             2,410
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $86,849)                                                                                         15,449
                                                                                                ---------------
                                                                                    FACE
                                                                                   AMOUNT
                                                                              ---------------
                                                                                    (000)
BONDS -- (0.0%)
*Timco Aviation Services, Inc. Jr. Subordinated Note 8.000%, 01/02/07         $             0                 0
TOTAL BONDS                                                                                     ---------------
   (Cost $0)                                                                                                  0
                                                                                                ---------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
^Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
   (Collateralized by $465,000 U.S. TIPS 3.375%, 01/15/07, valued at
   $597,445) to be repurchased at $582,191 (Cost $582,143)                                582           582,143

 Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $845,000 FHLMC Notes 4.00%, 09/22/09, valued at
   $846,056) to be repurchased at $833,067 (Cost $833,000)                                833           833,000
                                                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $1,415,143)                                                                                   1,415,143
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $60,983,377)                                                                            $    67,792,701
                                                                                                ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
COMMON STOCKS -- (98.0%)
 *3Com Corp.                                                                           16,400   $        60,024
  A.G. Edwards, Inc.                                                                    3,200           132,192
  Aetna, Inc.                                                                          18,200         1,419,782
 *AGCO Corp.                                                                            3,100            56,916
 *Agere Systems, Inc. Class A                                                           1,715            23,328
  Albertson's, Inc.                                                                    18,800           394,612
 *Allegheny Corp.                                                                         114            31,948
  Alliant Energy Corp.                                                                  5,000           138,000
 *Allied Waste Industries, Inc.                                                        16,900           130,299
 *Allmerica Financial Corp.                                                             2,800            97,776
  Allstate Corp.                                                                       34,900         2,031,180
  Amerada Hess Corp.                                                                    4,400           408,540
  American Financial Group, Inc.                                                        4,500           145,890
  American Greetings Corp. Class A                                                      3,000            77,940
  American National Insurance Co.                                                       1,610           185,794
 *American Tower Corp.                                                                  8,300           149,732
 *AmeriCredit Corp.                                                                     7,700           191,499
  AmerisourceBergen Corp.                                                               5,500           355,135
  AmerUs Group Co.                                                                      2,600           123,734
  Anadarko Petroleum Corp.                                                             12,600           953,820
 *Andrew Corp.                                                                          7,600           100,776
  Apache Corp.                                                                          5,354           314,601
 *Applied Micro Circuits Corp.                                                          8,100            23,247
  Archer-Daniels-Midland Co.                                                           44,532           883,960
 *Arrow Electronics, Inc.                                                               6,300           176,085
  Ashland, Inc.                                                                         4,400           300,520
  Astoria Financial Corp.                                                               5,400           148,716
  AT&T Corp.                                                                           40,340           757,989
 *AutoNation, Inc.                                                                     36,000           719,640
 *Avnet, Inc.                                                                           6,300           131,796
  AVX Corp.                                                                             4,600            54,648
 *Barnes & Noble, Inc.                                                                  2,800           105,980
  Bear Stearns Companies, Inc.                                                          6,910           684,366
  Belo Corp. Class A                                                                    6,500           159,770
  Blockbuster, Inc. Class A                                                             2,000            18,260
  Borders Group, Inc.                                                                     800            20,232
  BorgWarner, Inc.                                                                      2,800           149,688
  Bowater, Inc.                                                                         2,700            84,780
  Burlington Northern Santa Fe Corp.                                                   24,600         1,215,732
 *Caesars Entertainment, Inc.                                                          15,400           331,870
 *Cavco Industries, Inc.                                                                  350             9,418
  Cendant Corp.                                                                        14,900           316,029
 *CheckFree Corp.                                                                       1,300            48,529
  Chesapeake Energy Corp.                                                               7,900           161,713
  Chubb Corp.                                                                           5,100           429,573
 *Ciena Corp.                                                                           8,700            18,966
 *Cincinnati Bell, Inc.                                                                 2,800            11,060
  Cincinnati Financial Corp.                                                           11,785           465,154
  Circuit City Stores, Inc.                                                            10,700           175,373
  Clear Channel Communications, Inc.                                                   31,062           907,942
 *CNA Financial Corp.                                                                  13,000           358,540
  Coca-Cola Enterprises, Inc.                                                          28,300           619,204
 *Comcast Corp. Class A                                                                43,832         1,411,390
 *Comcast Corp. Special Class A Non-Voting                                             26,900           851,116
  Commercial Federal Corp.                                                              3,200   $        80,032
 *Computer Sciences Corp.                                                               9,900           458,469
 *Compuware Corp.                                                                      13,200            90,420
 *Comverse Technology, Inc.                                                             4,900           115,297
  ConocoPhillips                                                                        5,800           625,472
  Corn Products International, Inc.                                                     1,800            39,762
 *Corning, Inc.                                                                        24,100           377,888
  Countrywide Financial Corp.                                                          29,198         1,085,290
 *Crown Castle International Corp.                                                      6,700           119,126
  CSX Corp.                                                                            14,100           586,278
  Dana Corp.                                                                            8,700           117,885
*#Delta Air Lines, Inc.                                                                 5,900            22,715
  Devon Energy Corp.                                                                    1,000            45,900
  Diamond Offshore Drilling, Inc.                                                       6,561           310,007
  Dillards, Inc. Class A                                                                3,700            88,504
  Disney (Walt) Co.                                                                    19,900           546,056
  Electronic Data Systems Corp.                                                        26,900           529,930
  Federated Department Stores, Inc.                                                    12,300           829,635
  Fidelity National Financial, Inc.                                                     4,600           165,554
  First American Corp.                                                                  5,200           201,240
  Ford Motor Co.                                                                       91,500           913,170
 *Forest Oil Corp.                                                                      3,100           123,256
 *Freescale Semiconductor, Inc. Class B                                                   441             8,908
  General Motors Corp.                                                                 29,900           942,747
  Georgia-Pacific Corp.                                                                13,900           460,646
 *Goodyear Tire & Rubber Co.                                                            3,700            53,243
  Hartford Financial Services Group, Inc.                                              14,600         1,091,934
  Hearst-Argyle Television, Inc.                                                        3,200            79,872
  Hewlett-Packard Co.                                                                  14,400           324,144
  Hibernia Corp.                                                                        3,200           102,880
  Horton (D.R.), Inc.                                                                  19,976           690,570
 *Humana, Inc.                                                                          3,300           119,988
 *IAC/InterActiveCorp                                                                  33,100           810,950
  IKON Office Solutions, Inc.                                                           2,900            28,101
  Independence Community Bank Corp.                                                     4,100           153,668
 *Ingram Micro, Inc.                                                                    7,900           124,899
 *Instinet Group, Inc.                                                                    900             4,752
  International Paper Co.                                                              29,463           949,003
  Intersil Corp.                                                                        8,400           157,584
 *Invitrogen Corp.                                                                      2,000           158,660
  Janus Capital Group, Inc.                                                            12,300           188,928
 *JDS Uniphase Corp.                                                                   35,700            54,621
  JPMorgan Chase & Co.                                                                 24,400           872,300
  Kennametal, Inc.                                                                      1,200            52,800
 #Kerr-McGee Corp.                                                                      7,610           562,075
  KeyCorp                                                                              21,700           710,892
  Kraft Foods, Inc.                                                                    11,800           382,792
  LaFarge North America, Inc.                                                           5,900           356,183
 *Laidlaw International, Inc.                                                             200             4,448
  Lear Corp.                                                                            3,900           147,030
  Lehman Brothers Holdings, Inc.                                                        1,200           110,640
*#Level 3 Communications, Inc.                                                          6,800            14,144
 *Liberty Media Corp. Class A                                                         137,800         1,431,742

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
*Liberty Media International, Inc. Class A                                              6,890   $       288,760
 Lincoln National Corp.                                                                 9,800           446,194
 Loews Corp.                                                                           12,800           963,840
 Louisiana-Pacific Corp.                                                                6,300           158,634
*LSI Logic Corp.                                                                       20,100           147,936
 Lubrizol Corp.                                                                         2,000            78,740
*Lucent Technologies, Inc.                                                             92,100           258,801
 Lyondell Chemical Co.                                                                  5,100           121,074
 Marathon Oil Corp.                                                                    18,000           872,820
 May Department Stores Co.                                                              2,300            87,768
 MBIA, Inc.                                                                             7,600           425,068
 McKesson Corp.                                                                        11,300           455,051
 MeadWestavco Corp.                                                                    12,941           371,148
*Medco Health Solutions, Inc.                                                          11,700           585,000
 MetLife, Inc.                                                                         40,200         1,792,920
 MGIC Investment Corp.                                                                  4,700           288,298
*MGM Mirage                                                                             3,800           144,742
*Micron Technology, Inc.                                                               31,900           350,262
*Millennium Pharmaceuticals, Inc.                                                      15,900           133,083
 Motorola, Inc.                                                                         4,000            69,480
 Nationwide Financial Services, Inc.                                                    3,000           114,540
*NetIQ Corp.                                                                            1,500            16,560
 New York Community Bancorp, Inc.                                                       7,700           140,294
 Norfolk Southern Corp.                                                                24,300           775,656
 Northrop Grumman Corp.                                                                19,298         1,075,285
 Occidental Petroleum Corp.                                                             6,000           438,660
#Odyssey Re Holdings Corp.                                                              1,900            45,809
 OfficeMax, Inc.                                                                        4,800           145,680
 Old Republic International Corp.                                                       9,725           241,763
 Overseas Shipholding Group, Inc.                                                       1,100            67,210
*Owens-Illinois, Inc.                                                                   6,000           154,260
*PacifiCare Health Systems, Inc.                                                        3,000           188,490
 Penney (J.C.) Co., Inc.                                                               16,600           826,016
 PepsiAmericas, Inc.                                                                    4,700           113,834
 Phelps Dodge Corp.                                                                     4,624           404,138
*PHH Corp.                                                                                340             8,157
 PMI Group, Inc.                                                                        5,000           189,000
 Pogo Producing Co.                                                                     3,000           148,320
*Pride International, Inc.                                                              6,900           155,595
 Principal Financial Group, Inc.                                                       16,200           646,218
 Protective Life Corp.                                                                  3,500           140,665
 Prudential Financial, Inc.                                                            18,700         1,183,897
 Pulte Homes, Inc.                                                                      4,800           366,960
 Questar Corp.                                                                          4,800           302,592
*Qwest Communications International, Inc.                                              53,900           211,288
 Radian Group, Inc.                                                                     5,200           238,576
*Radio One, Inc.                                                                        1,000            12,620
 Raytheon Co.                                                                          21,200           830,192
 Reinsurance Group of America, Inc.                                                     3,100           141,825
 Reynolds American, Inc.                                                                6,046           501,274
*Rite Aid Corp.                                                                         8,500            33,660
 Rohm & Haas Co.                                                                          900            41,985
 Ryder System, Inc.                                                                     4,500           165,330
 Safeco Corp.                                                                           7,800           419,718
 Saks, Inc.                                                                            10,000           171,400
*Sanmina-SCI Corp.                                                                     27,200   $       139,536
 SBC Communications, Inc.                                                              16,600           388,108
*Sears Holdings Corp.                                                                   3,588           526,360
 Service Corp. International                                                           10,300            78,074
*Smithfield Foods, Inc.                                                                 2,400            71,592
*Smurfit-Stone Container Corp.                                                         12,963           140,908
*Solectron Corp.                                                                       25,700            93,805
 Sovereign Bancorp, Inc.                                                                1,300            29,016
 Sprint Corp.                                                                          46,400         1,099,216
 StanCorp Financial Group, Inc.                                                         1,900           142,215
 Steelcase, Inc. Class A                                                                1,200            15,480
*Sun Microsystems, Inc.                                                                22,000            83,820
 Sunoco, Inc.                                                                           5,100           523,107
 Supervalu, Inc.                                                                       10,000           327,600
*Tech Data Corp.                                                                        2,900           104,110
 Telephone & Data Systems, Inc.                                                         3,000           116,250
*Telephone & Data Systems, Inc. Special Shares                                          3,000           114,000
*Tellabs, Inc.                                                                         24,100           198,102
 Temple-Inland, Inc.                                                                    5,800           207,176
*Tenet Healthcare Corp.                                                                23,200           281,184
 Textron, Inc.                                                                          4,000           309,160
 The St. Paul Travelers Companies, Inc.                                                35,012         1,326,255
*Thermo Electron Corp.                                                                  3,500            92,120
*Thomas & Betts Corp.                                                                   1,800            55,584
 Tidewater, Inc.                                                                        3,000           103,800
*Time Warner, Inc.                                                                    155,600         2,707,440
 Torchmark Corp.                                                                        1,800            94,950
*Toys R Us, Inc.                                                                       14,100           369,420
 Transatlantic Holdings, Inc.                                                             300            17,133
*Triad Hospitals, Inc.                                                                  4,000           202,880
 Tribune Co.                                                                           16,500           596,970
 Tyson Foods, Inc. Class A                                                             13,481           248,859
 Union Pacific Corp.                                                                   16,400         1,098,144
 UnionBanCal Corp.                                                                      1,000            62,770
*United States Cellular Corp.                                                           2,600           122,304
 Unitrin, Inc.                                                                          4,700           234,013
*Univision Communications, Inc. Class A                                                12,500           332,625
 UnumProvident Corp.                                                                   14,982           275,070
 Valero Energy Corp.                                                                   14,400           988,128
 Valhi, Inc.                                                                            6,500           120,510
*VeriSign, Inc.                                                                         5,800           187,630
 Viacom, Inc. Class A                                                                   2,000            68,880
 Viacom, Inc. Class B                                                                  73,000         2,503,170
*Vishay Intertechnology, Inc.                                                           8,200           105,780
*Vitesse Semiconductor, Inc.                                                            2,100             5,250
*Watson Pharmaceuticals, Inc.                                                           6,700           201,402
*WebMD Corp.                                                                              800             7,544
 Weis Markets, Inc.                                                                     1,700            62,458
 Wesco Financial Corp.                                                                    400           143,312
 Weyerhaeuser Co.                                                                      12,100           776,215
 Worthington Industries, Inc.                                                           2,100            35,196
*Xerox Corp.                                                                            2,000            27,140
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $62,470,368)                                                                                 74,756,691
                                                                                                ---------------

                                                                                   FACE
                                                                                  AMOUNT                 VALUE+
                                                                              ---------------   ---------------
                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
^Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
   (Collateralized by $535,000 U.S. TIPS 3.375%, 01/15/07, valued at
   $687,383) to be repurchased at $668,205 (Cost $668,150)                    $           668   $       668,150
 Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $831,000 FHLMC Notes 4.00%, 09/22/09, valued at
   $832,039) to be repurchased at $819,066 (Cost $819,000)                                819           819,000
                                                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $1,487,150)                                                                                  1,487,150
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $63,957,518)                                                                           $    76,243,841
                                                                                                ===============

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
UNITED KINGDOM -- (18.1%)
COMMON STOCKS -- (18.1%)
 Alliance & Leicester P.L.C.                                                            5,000   $        77,805
 Amvescap P.L.C.                                                                       18,100           106,182
 Anglo America P.L.C.                                                                  13,069           311,382
 Associated British Foods P.L.C.                                                       21,663           314,946
 Associated British Ports Holdings P.L.C.                                               8,200            72,708
 Aviva P.L.C.                                                                          59,326           663,752
 AWG P.L.C.                                                                             1,017            16,547
 BAA P.L.C.                                                                            29,923           338,492
 BAE Systems P.L.C.                                                                    80,147           392,584
 Barclays P.L.C                                                                           289             2,739
 Barratt Developments P.L.C.                                                            6,000            72,056
 BBA Group P.L.C.                                                                       7,632            41,693
 BPB P.L.C.                                                                             6,900            64,280
 Brambles Industries P.L.C.                                                            16,000            87,474
 Britannic P.L.C.                                                                       2,600            24,131
*British Airways P.L.C.                                                                35,189           175,287
 British Land Co. P.L.C.                                                               13,425           212,396
 British Vita P.L.C.                                                                    5,000            32,461
 Brixton P.L.C.                                                                         6,000            40,128
 Cable and Wireless P.L.C.                                                             56,132           136,701
 Carnival P.L.C.                                                                        2,710           148,363
*Castle Acquistions P.L.C.                                                                  1                64
*Colt Telecom Group P.L.C.                                                             60,600            57,227
*Cookson Group P.L.C.                                                                   2,740            16,182
*Corus Group P.L.C.                                                                    69,902            57,671
 De Vere Group P.L.C.                                                                     803             7,785
*Easyjet P.L.C.                                                                         6,000            24,576
 FKI P.L.C.                                                                            14,000            24,568
 Friends Provident P.L.C.                                                              39,000           123,748
 GKN P.L.C.                                                                            17,346            79,473
 Great Portland Estates P.L.C.                                                          4,386            28,714
 Greene King P.L.C.                                                                     1,929            43,194
 Hammerson P.L.C.                                                                       6,600           108,863
 Hanson P.L.C.                                                                         19,898           183,515
 HBOS P.L.C.                                                                            7,819           113,730
*Henderson Group P.L.C.                                                                12,500            14,135
 Hilton Group P.L.C.                                                                   41,465           214,023
 Inchcape P.L.C.                                                                          833            29,585
 InterContinental Hotels Group P.L.C.                                                  15,788           183,350
 International Power P.L.C.                                                            50,042           176,073
*Invensys P.L.C.                                                                       12,650             2,589
 Johnson Matthey P.L.C.                                                                 3,193            56,738
 Kelda Group P.L.C.                                                                     3,261            38,141
 Kingfisher P.L.C.                                                                     19,238            89,929
 Land Securities Group P.L.C.                                                          12,669           328,643
 Liberty International P.L.C.                                                           5,856           104,127
 Lonmin P.L.C.                                                                          1,696            31,642
*Lonrho Africa P.L.C.                                                                   1,587               397
 Mersey Docks & Harbour Co. P.L.C.                                                      2,050            35,915
 Millennium and Copthorne Hotels P.L.C.                                                 3,625            23,447
 Mitchells & Butlers P.L.C.                                                            10,364            60,980
 Morrison (Wm.) Supermarkets P.L.C.                                                    17,789            61,132
 Northern Rock P.L.C.                                                                   4,000   $        53,542
*O2 P.L.C.                                                                            208,000           481,893
 Pearson P.L.C.                                                                        19,974           238,958
 Peninsular & Oriental Steam Navigation P.L.C.                                         10,606            59,823
 Pilkington P.L.C.                                                                     10,732            22,593
 Pillar Property P.L.C.                                                                 2,403            36,481
 Rank Group P.L.C.                                                                     10,621            51,740
*Rolls Royce Group P.L.C.                                                              39,697           195,735
*Rolls Royce Group P.L.C. Class B                                                   1,984,850             3,607
 Royal & Sun Alliance Insurance Group P.L.C.                                           72,815           101,976
 Sainsbury (J.) P.L.C.                                                                 48,518           252,266
 Schroders P.L.C.                                                                       5,000            68,812
 Scottish & Newcastle P.L.C.                                                           10,790            93,229
 Scottish Power P.L.C.                                                                 36,334           306,064
 Severn Trent P.L.C.                                                                    2,995            55,114
 Shire Pharmaceuticals Group P.L.C.                                                    11,000           116,739
 Signet Group P.L.C.                                                                   25,363            47,384
 Singer & Friedlander Group P.L.C.                                                      4,652            26,367
 Slough Estates P.L.C.                                                                 11,282           105,401
 Smith (DS) Holdings P.L.C.                                                             9,600            26,892
 Smith (WH) P.L.C.                                                                      2,880            18,726
 Somerfield P.L.C.                                                                     13,582            48,695
 Stanley Leisure P.L.C.                                                                 3,498            34,648
 Tate & Lyle P.L.C.                                                                     4,000            34,417
 Taylor Woodrow P.L.C.                                                                 14,195            81,715
*The Berkeley Group Holdings P.L.C.                                                     3,170            47,637
*Thus Group P.L.C.                                                                      7,258             1,847
 Trinity Mirror P.L.C.                                                                  5,830            66,000
 Uniq P.L.C.                                                                            1,300             3,549
 United Business Media P.L.C.                                                           3,000            27,256
 United Utilities P.L.C.                                                                4,670            57,530
 Vodafone Group P.L.C.                                                                605,748         1,524,982
 Westbury P.L.C.                                                                        3,082            26,001
 Whitbread P.L.C.                                                                       7,550           124,668
 Wilson Bowden P.L.C.                                                                   4,000            82,852
 Wimpey (George) P.L.C.                                                                 6,862            53,139
 Wincanton P.L.C.                                                                       1,300             5,980
 Wolverhampton & Dudley Breweries P.L.C.                                                1,800            36,249
 Woolworths Group P.L.C.                                                               35,855            22,803
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $7,878,700)                                                                                  10,295,573
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
    (Cost $27,715)                                                                                       27,568
                                                                                                ---------------
TOTAL -- UNITED KINGDOM
  (Cost $7,906,415)                                                                                  10,323,141
                                                                                                ---------------
JAPAN -- (15.8%)
COMMON STOCKS -- (15.7%)
 Aichi Steel Corp.                                                                      4,000            20,404
 AIOI Insurance Co., Ltd.                                                               8,500            42,114
 Aisin Seiki Co., Ltd.                                                                  6,900           153,119

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Amada Co., Ltd.                                                                        8,000   $        54,320
 Aoyama Trading Co., Ltd.                                                               1,100            26,651
 Asahi Breweries, Ltd.                                                                  8,000            97,054
*Ashikaga Financial Group, Inc.                                                         9,000                 0
 Bank of Kyoto, Ltd.                                                                    5,000            41,950
 Bank of Yokohama, Ltd.                                                                15,000            85,801
 Canon Sales Co., Inc.                                                                  2,000            35,432
 Casio Computer Co., Ltd.                                                               3,000            41,838
 Chiba Bank, Ltd.                                                                      10,000            67,857
 Chudenko Corp.                                                                         1,030            16,147
 Chugoku Bank, Ltd.                                                                     5,400            63,144
 Citizen Watch Co., Ltd.                                                                3,000            26,208
 Coca-Cola West Japan Co., Ltd.                                                         1,000            22,369
 Cosmo Oil Co., Ltd.                                                                   10,000            36,563
 Dai Nippon Ink & Chemicals, Inc.                                                      12,000            35,449
 Dai Nippon Printing Co., Ltd.                                                         13,000           205,093
 Daicel Chemical Industries, Ltd.                                                       4,000            20,765
 Daido Steel Co., Ltd.                                                                  5,000            20,306
 Daihatsu Motor Co., Ltd.                                                               6,000            44,246
 Daishi Bank, Ltd.                                                                      5,000            20,839
 Daiwa House Industry Co., Ltd.                                                         7,000            77,173
 Ebara Corp.                                                                            7,000            25,161
 Ezaki Glico Co., Ltd.                                                                  2,200            17,560
 Fuji Electric Co., Ltd.                                                               12,000            36,400
 Fuji Heavy Industries                                                                  6,000            25,049
 Fuji Photo Film Co., Ltd.                                                              7,000           217,986
 Fujikura, Ltd.                                                                         6,000            30,408
 Fukuoka Bank, Ltd.                                                                    11,000            67,129
 Fukuyama Transporting Co., Ltd.                                                        4,000            15,724
 Gunma Bank, Ltd.                                                                      12,000            71,374
 Gunze, Ltd.                                                                            4,000            17,524
 Hachijuni Bank, Ltd.                                                                   9,000            59,408
 Heiwa Corp.                                                                            1,800            25,907
 Higo Bank, Ltd.                                                                        3,000            21,412
 Hiroshima Bank, Ltd.                                                                  11,000            47,592
 Hitachi Cable, Ltd.                                                                    5,000            21,558
 Hitachi Koki Co., Ltd.                                                                 2,000            18,640
 Hitachi Maxell, Ltd.                                                                   2,300            27,954
 Hitachi Metals, Ltd.                                                                   5,000            31,866
 Hitachi Transport System, Ltd.                                                         2,000            16,658
 Hitachi, Ltd.                                                                         61,000           364,478
 Hokkoku Bank, Ltd.                                                                     5,000            21,792
 Hokugin Financial Group, Inc.                                                          7,000            22,273
 House Foods Corp.                                                                      2,000            28,174
 Hyakugo Bank, Ltd.                                                                     4,000            24,532
 Hyakujishi Bank, Ltd.                                                                  3,000            17,027
*Ishikawajima-Harima Heavy Industries Co., Ltd.                                        22,000            31,273
 Iyo Bank, Ltd.                                                                         7,000            55,808
 Joyo Bank, Ltd.                                                                       20,000           101,679
 Juroku Bank, Ltd.                                                                      5,000            26,769
 Kagoshima Bank, Ltd.                                                                   5,000            38,046
 Kajima Corp.                                                                          13,000            44,359
 Kamigumi Co., Ltd.                                                                     4,000            29,805
 Kandenko Co., Ltd.                                                                     3,000            17,644
 Kawasaki Heavy Industries, Ltd.                                                       16,000            28,633
 Kinden Corp.                                                                           2,000            14,798
 Kirin Brewery Co., Ltd.                                                               13,000           127,158
 Kiyo Bank, Ltd.                                                                        5,000             9,414
 Kobe Steel, Ltd.                                                                      45,000            78,268
 Kokuyo Co., Ltd.                                                                       2,000            25,643
 Komatsu, Ltd.                                                                         14,000   $       104,544
 Komori Corp.                                                                           1,000            15,146
 Konica Corp.                                                                           5,000            44,664
 Kuraray Co., Ltd.                                                                      6,000            53,165
 Kyocera Corp.                                                                          2,400           183,619
 Lion Corp.                                                                             5,000            26,125
 Maeda Corp.                                                                            2,000            11,033
 Makita Corp.                                                                           2,000            38,944
 Marubeni Corp.                                                                        22,000            69,432
 Marui Co., Ltd.                                                                        6,000            83,256
 Maruichi Steel Tube, Ltd.                                                              2,000            42,667
 Matsushita Electric Industrial Co., Ltd.                                              40,818           608,028
 Matsushita Electric Works, Ltd.                                                        4,000            33,062
 Meiji Seika Kaisha, Ltd. Tokyo                                                         6,000            29,204
 Millea Holdings, Inc.                                                                     19           251,406
 Mitsubishi Gas Chemical Co., Inc.                                                      5,000            24,620
 Mitsubishi Heavy Industries, Ltd.                                                     56,000           144,134
 Mitsubishi Materials Corp.                                                            20,000            43,776
*Mitsubishi Motors Corp.                                                               14,000            17,310
 Mitsubishi Securities Co., Ltd.                                                        2,000            16,665
 Mitsui Chemicals, Inc.                                                                14,000            79,391
 Mitsui Marine & Fire Insurance Co., Ltd.                                              17,000           154,508
 Mitsui Trust Holdings                                                                 19,000           185,320
 Nagase & Co., Ltd.                                                                     2,000            19,526
 Nanto Bank, Ltd.                                                                       3,000            15,400
 NGK Spark Plug Co., Ltd.                                                               3,000            33,739
 Nichicon Corp.                                                                         1,900            24,969
 Nihon Unisys, Ltd.                                                                     2,600            24,340
 Nikko Cordial Corp.                                                                    7,000            30,611
 Nippon Electric Glass Co., Ltd.                                                        4,000            61,689
 Nippon Kayaku Co., Ltd.                                                                4,000            21,573
 Nippon Light Metal Co., Ltd.                                                           8,000            19,259
 Nippon Meat Packers, Inc., Osaka                                                       5,000            61,774
 Nippon Mitsubishi Oil Corp.                                                           36,100           235,445
 Nippon Sheet Glass Co., Ltd.                                                           7,000            27,351
 Nippon Shinpan Co., Ltd.                                                               6,000            29,220
 Nishimatsu Construction Co., Ltd.                                                      4,000            13,487
 Nishi-Nippon Bank, Ltd.                                                                9,298            38,197
 Nissay Dowa General Insurance Co., Ltd.                                                5,000            25,155
 Nisshin Seifun Group, Inc.                                                             3,000            29,503
 Nisshin Steel Co., Ltd.                                                               23,000            55,982
 Nisshinbo Industries, Inc.                                                             3,000            23,017
*Nissho Iwai-Nichmen Holdings Corp.                                                       770             2,974
 Nitto Boseki Co., Ltd.                                                                 7,000            14,188
 NSK, Ltd.                                                                              9,000            43,621
 NTN Corp.                                                                              4,000            21,642
 Obayashi Corp.                                                                         9,000            45,516
 Okumura Corp.                                                                          4,000            21,544
 Onward Kashiyama Co., Ltd.                                                             2,000            24,317
 PanaHome Corp.                                                                         4,000            20,889
 Pioneer Electronic Corp.                                                               1,100            18,126
*Resona Holdings, Inc.                                                                 70,000           133,142
 San In Godo Bank, Ltd.                                                                 3,000            28,645
 Sankyo-Tateyama Holdings, Inc.                                                         3,000             7,504
 Sanwa Shutter Corp.                                                                    3,000            16,761
 Sapporo Hokuyo Holdings, Inc.                                                              6            43,322
 Seino Transportation Co., Ltd.                                                         2,000            17,484
 Sekisui Chemical Co., Ltd.                                                             8,000            55,410
 Sekisui House, Ltd.                                                                   13,000           127,282

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Seventy-seven (77) Bank, Ltd.                                                          9,000   $        56,594
 SFCG Co., Ltd.                                                                           180            45,739
 Shiga Bank, Ltd.                                                                       4,000            24,743
 Shimachu Co., Ltd.                                                                     1,200            29,843
 Shinko Securities Co., Ltd.                                                           11,000            33,242
 Shiseido Co., Ltd.                                                                     7,000            84,051
 Shizuoka Bank, Ltd.                                                                    6,000            51,715
 Showa Shell Sekiyu KK                                                                  3,000            29,050
 Sumitomo Corp.                                                                         9,000            71,880
 Sumitomo Electric Industries, Ltd.                                                    17,000           178,310
 Sumitomo Forestry Co., Ltd.                                                            3,000            26,083
 Sumitomo Metal Industries, Ltd. Osaka                                                 50,000            84,119
 Sumitomo Mitsui Financial Group, Inc.                                                     10            69,788
 Sumitomo Osaka Cement Co., Ltd.                                                       10,000            24,016
 Sumitomo Trust & Banking Co., Ltd.                                                    13,000            76,890
 Taiheiyo Cement Corp.                                                                 11,600            30,040
 Taisei Corp.                                                                          14,000            46,349
 Taiyo Yuden Co., Ltd.                                                                  2,000            22,222
 Takashimaya Co., Ltd.                                                                  3,000            25,119
 Tanabe Seiyaku Co., Ltd.                                                               4,000            41,298
 Teijin, Ltd.                                                                          22,000            96,591
 Toda Corp.                                                                             4,000            16,346
 Tokuyama Corp.                                                                         6,000            44,263
 Tokyo Broadcasting System, Inc.                                                        3,000            50,434
 Tokyo Steel Manufacturing Co., Ltd.                                                    1,500            19,654
 Tokyo Style Co., Ltd.                                                                  1,000            10,173
 Tokyo Tatemono Co., Ltd.                                                               4,000            27,634
 Toppan Printing Co., Ltd.                                                             16,000           162,627
 Tostem Inax Holding Corp.                                                              4,848            82,470
 Toto, Ltd.                                                                             3,000            23,730
 Toyo Seikan Kaisha, Ltd.                                                               5,100            88,408
 Toyota Auto Body Co., Ltd.                                                             2,000            39,159
 UNY Co., Ltd.                                                                          2,000            21,693
 Victor Co. of Japan, Ltd.                                                              2,000            15,633
 Wacoal Corp.                                                                           2,000            26,591
 Yamaguchi Bank, Ltd.                                                                   2,000            22,623
 Yamaha Corp.                                                                           2,000            29,210
 Yamato Kogyo Co., Ltd.                                                                 2,000            22,917
 Yamazaki Baking Co., Ltd.                                                              5,000            42,959
 Yasuda Fire & Marine Insurance Co., Ltd.                                               8,000            80,822
 Yasuda Trust & Banking Co., Ltd.                                                      40,000            60,660
 Yodogawa Steel Works, Ltd.                                                             4,000            21,117
 Yokogawa Electric Corp.                                                                3,000            37,008
 Yokohama Rubber Co., Ltd.                                                              8,000            32,870
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $8,574,765)                                                                                   8,977,031
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
*Japanese Yen
   (Cost $48,367)                                                                                        48,102
                                                                                                ---------------
TOTAL -- JAPAN
  (Cost $8,623,132)                                                                                   9,025,133
                                                                                                ---------------
FRANCE -- (10.7%)
COMMON STOCKS -- (10.7%)
 Air France                                                                             4,757            75,711
*Alcatel SA                                                                             3,600            39,326
*Alstom SA                                                                             14,517   $        13,227
 Arcelor SA                                                                             2,700            53,688
 Assurances Generales de France (AGF)                                                   3,880           311,215
#AXA                                                                                   33,108           808,121
#BNP Paribas SA                                                                        15,253         1,025,385
*Cap Gemini SA                                                                          1,927            61,475
 Compagnie de Saint-Gobain                                                              5,496           316,125
 Compagnie Francaise d'Etudes et de Construction Technip SA                               852            37,633
 Credit Agricole SA                                                                     4,351           112,824
 Dior (Christian) SA                                                                      600            43,522
*European Aeronautic Defence & Space Co.                                                2,159            63,820
*Gecina SA                                                                                400            48,508
 Generale des Establissements Michelin SA Series B                                      2,000           126,332
 Havas SA                                                                               4,286            25,328
 Imerys SA                                                                                800            57,651
#LaFarge SA                                                                             2,048           185,324
 LaFarge SA Prime Fidelity                                                              1,786           162,855
 Lagardere S.C.A. SA                                                                      550            39,161
 Peugeot SA                                                                             4,558           272,790
 Pinault Printemps Redoute SA                                                           2,116           209,440
 Rallye SA                                                                                400            19,865
 Remy Cointreau SA                                                                        600            25,320
#Renault SA                                                                             5,526           472,767
 Schneider SA                                                                           3,378           248,365
 Societe BIC SA                                                                           700            37,585
 Societe des Ciments de Francais                                                          500            45,696
 Societe Generale Paris                                                                 2,000           196,521
 Sodexho Alliance SA                                                                    1,144            36,727
#Suez (ex Suez Lyonnaise des Eaux)                                                      8,700           233,998
 Thomson Multimedia                                                                     4,117           104,532
 Unibail SA                                                                               600            76,257
 Valeo SA                                                                               1,200            50,220
#Vivendi Universal SA                                                                  16,150           491,835
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $4,417,589)                                                                                   6,129,149
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*Air France Warrants 11/06/07                                                           1,475               672
*Rallye SA Series B Warrants 11/30/05                                                     400                30
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $3,611)                                                                                             702
                                                                                                ---------------
TOTAL -- FRANCE
  (Cost $4,421,200)                                                                                   6,129,851
                                                                                                ---------------
GERMANY -- (6.9%)
COMMON STOCKS -- (6.9%)
*Aachener und Muenchener Beteiligungs AG                                                  434            35,064
 Aareal Bank AG                                                                           500            14,514
 Allianz AG                                                                               937           110,323
 BASF AG                                                                                9,300           617,206
 Bayer AG                                                                               5,842           196,171
 Bayerische Motorenwerke AG                                                               869            37,573
*Bayerische Vereinsbank AG                                                              9,092           223,417
 Bilfinger & Berger Bau AG                                                                600            28,483

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Commerzbank AG                                                                         7,850   $       170,492
 DaimlerChrysler AG                                                                    13,658           550,637
#Deutsche Bank AG                                                                       7,652           595,318
 Deutsche Lufthansa AG                                                                  4,920            62,040
 E.ON AG                                                                                2,643           229,449
*Heidelberger Druckmaschinen AG                                                           690            21,303
 Heidelberger Zement AG                                                                   995            63,637
 Hochtief AG                                                                            1,200            40,777
 Hypo Real Estate Holding AG                                                            1,025            40,366
*Infineon Technologies AG                                                               7,954            70,048
*Lanxess                                                                                  584            12,389
*Linde AG                                                                               1,333            90,462
 MAN AG                                                                                 1,000            44,361
 Merck KGAA                                                                               700            54,676
 Munchener Rueckversicherungs-Gesellschaft AG                                           2,651           289,850
 Preussag AG                                                                            1,400            34,709
 ThyssenKrupp AG                                                                        6,606           121,278
 Volkswagen AG                                                                          3,893           171,331
                                                                                                ---------------
TOTAL -- GERMANY
  (Cost $3,445,172)                                                                                   3,925,874
                                                                                                ---------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
 Baloise-Holding                                                                        4,700           245,416
 Banque Cantonale Vaudoise                                                                110            24,294
 Ciba Spezialitaetenchemie Holding AG                                                   2,500           148,642
 Cie Financiere Richemont AG Series A                                                  16,000           487,122
*Clariant AG                                                                            6,900            96,718
*Converium Holding AG                                                                   1,400            10,971
 Credit Swisse Group                                                                   12,888           515,573
 Ems-Chemie Holding AG                                                                    350            30,393
*Fischer (Georg) AG, Schaffhausen                                                         120            35,573
 Givaudan SA                                                                              252           149,994
 Helvetia Patria Holding                                                                  580            86,852
 Holcim, Ltd.                                                                           3,542           215,314
 Pargesa Holding SA, Geneve                                                                50           180,192
*PSP Swiss Property AG                                                                  1,200            52,941
 Rieters Holdings AG                                                                      130            35,232
 Schindler Holding AG                                                                     250            89,967
 Sig Holding AG                                                                           600           127,572
 St. Galler Kantonalbank                                                                  260            66,200
 Sulzer AG, Winterthur                                                                    170            70,699
*Swiss Life AG                                                                          1,200           158,446
 Swiss Reinsurance Co., Zurich                                                          4,500           278,561
*Syngenta AG                                                                            2,300           237,768
 Unaxis Holding AG                                                                        500            70,157
*Valiant Holding AG                                                                       600            52,856
*Valora Holding AG                                                                        360            78,994
*Zurich Financial SVCS AG                                                               1,992           330,900
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $3,253,723)                                                                                   3,877,347
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Swiss Francs
  (Cost $4,644)                                                                                           4,580
                                                                                                ---------------
TOTAL -- SWITZERLAND
  (Cost $3,258,367)                                                                                   3,881,927
                                                                                                ---------------
AUSTRALIA -- (5.2%)
COMMON STOCKS -- (5.2%)
 Amcor, Ltd.                                                                           15,397  $         78,757
 AMP, Ltd.                                                                             32,427           161,159
 Ansell, Ltd.                                                                           2,901            20,111
 AXA Asia Pacific Holdings, Ltd.                                                       48,716           170,703
 Bluescope Steel, Ltd.                                                                 15,800            95,979
 Boral, Ltd.                                                                           14,642            65,505
 Caltex Australia, Ltd.                                                                 5,940            67,555
 Commonwealth Bank of Australia                                                        17,134           478,640
 CSR, Ltd.                                                                             16,261            30,347
 Downer Group, Ltd.                                                                     7,330            29,202
 Insurance Australiz Group, Ltd.                                                       21,447            94,465
 Lend Lease Corp., Ltd.                                                                10,795            99,450
 Lion Nathan, Ltd.                                                                     13,356            73,994
 Mayne Group, Ltd.                                                                     19,995            69,745
 Mirvac, Ltd.                                                                          15,031            37,870
 National Australia Bank, Ltd.                                                         14,254           338,330
 Orica, Ltd.                                                                            3,849            45,661
 Origin Energy, Ltd.                                                                    6,097            32,841
 Paperlinx, Ltd.                                                                        7,150            12,499
 Publishing and Broadcasting, Ltd.                                                      9,155           105,133
 Quantas Airways, Ltd.                                                                 54,928           133,238
 Rinker Group, Ltd.                                                                    16,261           150,982
#Rio Tinto, Ltd.                                                                       10,456           334,520
 Santos, Ltd.                                                                          11,860            90,085
 Seven Network, Ltd.                                                                    4,748            25,529
 WMC Resources, Ltd.                                                                   23,297           135,711
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,804,155)                                                                                   2,978,011
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Australian Dollar
   (Cost $178)                                                                                              172
                                                                                                ---------------
TOTAL -- AUSTRALIA
  (Cost $1,804,333)                                                                                   2,978,183
                                                                                                ---------------
SPAIN -- (4.6%)
COMMON STOCKS -- (4.6%)
 Acciona SA                                                                               679            62,301
 Acerinox SA                                                                           10,000           144,318
 Actividades de Construccion y Servicios SA                                            10,917           290,054
 Arcelor SA                                                                             2,132            42,252
 Banco de Sabadell SA                                                                   3,672            96,309
 Banco Pastor SA                                                                        1,200            44,795
 Banco Santander Central Hispanoamerica SA                                             66,955           764,858
 Cementos Portland SA                                                                     334            22,933
 Corporacion Mapfre Compania Internacional de Reaseguros SA                             4,300            62,664
 Ebro Puleva SA                                                                         1,846            33,207
 Endesa SA, Madrid                                                                     17,283           376,148
 Iberia Lineas Aereas de Espana SA                                                     10,900            34,455
 Inmobiliaria Urbis SA                                                                  2,296            38,962
 Repsol SA                                                                             21,824           545,759
*Sociedad General de Aguas de Barcelona SA                                                 17               342
 Sociedad General de Aguas de Barcelona SA Class A                                      1,768            35,609

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Sol Melia SA                                                                          3,325   $        34,899
                                                                                                ---------------
TOTAL -- SPAIN
  (Cost $1,767,538)                                                                                   2,629,865
                                                                                                ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  ABN AMRO Holding NV                                                                   1,851            42,987
  Aegon NV                                                                             33,144           424,358
  Buhrmann NV                                                                           2,295            21,032
  DSM NV                                                                                1,763           118,014
 *Hagemeyer NV                                                                         10,343            24,572
  Hunter Douglas NV                                                                       723            37,386
  ING Groep NV                                                                         29,391           813,227
 *Koninklijke Ahold NV                                                                 26,332           198,770
  Koninklijke KPN NV                                                                   17,293           137,520
  Koninklijke Philips Electronics NV                                                   17,613           450,525
  Nutreco Holding NV                                                                      713            22,958
  Oce NV                                                                                1,832            26,543
  Vedior NV                                                                             2,800            39,770
 *Versatel Telecom International NV                                                     9,750            23,405
  VNU NV                                                                                5,488           149,289
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,972,836)                                                                                   2,530,356
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Nutreco Holding NV Coupons 06/07/05
    (Cost $0)                                                                             713                 0
                                                                                                ---------------
TOTAL -- NETHERLANDS
  (Cost $1,972,836)                                                                                   2,530,356
                                                                                                ---------------
HONG KONG -- (3.1%)
COMMON STOCKS -- (3.1%)
  Cheung Kong Holdings, Ltd.                                                           33,000           300,144
  China Unicom, Ltd.                                                                   50,000            40,092
  Great Eagle Holdings, Ltd.                                                            8,040            18,304
  Hang Lung Development Co., Ltd.                                                      41,000            69,930
  Henderson Land Development Co., Ltd.                                                 13,000            59,130
  Hong Kong and Shanghai Hotels, Ltd.                                                  18,633            19,463
  Hopewell Holdings, Ltd.                                                              14,000            34,576
  Hutchison Whampoa, Ltd.                                                              46,000           399,184
  Hysan Development Co., Ltd.                                                          19,736            39,704
  I-Cable Communications, Ltd.                                                          5,245             1,835
  Kerry Properties, Ltd.                                                               14,939            32,687
  MTR Corp., Ltd.                                                                      24,500            45,079
  New World Development Co., Ltd.                                                     128,124           133,670
  Shangri-La Asia, Ltd.                                                                53,287            80,451
  Sino Land Co., Ltd.                                                                  48,736            49,907
  Sung Hungkai Properties, Ltd.                                                        16,000           152,273
  Tsim Sha Tsui Properties, Ltd.                                                       12,000            20,739
  Wharf Holdings, Ltd.                                                                 52,457           171,076
  Wheelock and Co., Ltd.                                                               69,000            99,378
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,691,540)                                                                                   1,767,622
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
    (Cost $15,816)                                                                                       15,825
                                                                                                ---------------
TOTAL -- HONG KONG
  (Cost $1,707,356)                                                                                   1,783,447
                                                                                                ---------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Alitalia Linee Aeree Italiane SpA Series A                                           20,000   $         6,358
  Banca Antoniana Popolare Veneta SpA                                                   1,441            46,004
 #Banca Monte Dei Paschi di Siena SpA                                                  46,521           167,065
#*Banca Nazionale del Lavoro SpA                                                       58,953           198,723
  Banca Popolare di Lodi Scarl                                                          7,110            69,346
  Banca Popolare di Milano                                                              7,333            74,294
  Benetton Group SpA                                                                    2,904            26,352
  Caltagirone Editore SpA                                                               2,375            21,208
  Capitalia SpA                                                                        43,125           225,313
  CIR SpA (Cie Industriale Riunite), Torino                                            15,000            41,457
  Compagnia Assicuratrice Unipol SpA                                                   11,570            45,824
 *Edison SpA                                                                           42,867            97,117
 *Fiat SpA                                                                             14,800            99,719
  Immsi SpA                                                                             3,500             6,715
  Intesabci SpA                                                                        31,021           144,878
  Italcementi SpA                                                                       5,200            80,303
  Milano Assicurazioni SpA                                                              6,000            34,110
  Pirelli & Co. SpA                                                                    53,332            58,859
  SAI SpA (Sta Assicuratrice Industriale), Torino                                       2,059            53,664
  San Paolo-IMI SpA                                                                     7,244           100,613
 *Seat Pagine Gialle SpA                                                               47,508            19,307
 *Sirti SpA                                                                               867             2,012
 *SNIA SpA                                                                              3,536             1,229
 *Sorin SpA                                                                             5,304            15,877
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,434,710)                                                                                   1,636,347
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
    (Cost $0)                                                                             990               232
                                                                                                ---------------
TOTAL -- ITALY
  (Cost $1,434,710)                                                                                   1,636,579
                                                                                                ---------------
FINLAND -- (2.7%)
  COMMON STOCKS -- (2.7%)
  Fortum Oyj                                                                           42,280           640,457
  Huhtamaki Van Leer Oyj                                                                5,200            78,956
  Kemira GrowHow Oyj                                                                      807             6,252
  Kemira Oyj                                                                            3,800            50,584
  Kesko Oyj                                                                             4,800           115,048
  Metso Oyj                                                                             2,997            60,003
  M-Real Oyj Series B                                                                   6,800            36,706
 *Neste Oil Oyj                                                                        10,570           236,077
  Outokumpu Oyj Series A                                                                5,000            68,962
  Stora Enso Oyj Series R                                                               6,600            86,718
  Upm-Kymmene Oyj                                                                       5,600           108,273
  Wartsila Corp. Oyj Series B                                                           2,100            63,177
                                                                                                ---------------
TOTAL -- FINLAND
  (Cost $701,397)                                                                                     1,551,213
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.4%)
 Atlas Copco AB Series A                                                                3,600   $        54,904
*Atlas Copco AB Series A Redeemable Shares                                              1,200             3,225
 Billerud AB                                                                            3,432            41,472
 Electrolux AB Series B                                                                 3,100            67,766
 Gambro AB Series A                                                                     2,500            33,158
 Holmen AB Series B                                                                     2,300            61,858
 Nordic Baltic Holdings AB                                                             22,500           205,718
 Skandinaviska Enskilda Banken Series A                                                 4,700            80,852
 *SKF AB Redeemable Shares Series B                                                     1,900             6,358
 SKF AB Series B                                                                        7,600            77,639
 SSAB Swedish Steel Series A                                                            1,200            29,172
 Svenska Cellulosa AB Series B                                                          2,900            98,728
 Tele2 AB                                                                               3,600            34,390
*Tele2 AB Series B Redemption Shares                                                    1,200             1,605
 Telia AB                                                                              49,500           244,975
 Trelleborg AB Series B                                                                 1,400            21,750
 Volvo AB Series A                                                                      2,400            94,810
 Volvo AB Series B                                                                      5,100           208,506
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,027,720)                                                                                   1,366,886
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
*Swedish Krona
   (Cost $32,234)                                                                                        31,817
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*SSAB Svenskt AB Redemption Rights 05/23/05
   (Cost $0)                                                                            1,200               581
                                                                                                ---------------
TOTAL -- SWEDEN
  (Cost $1,059,954)                                                                                   1,399,284
                                                                                                ---------------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
 Bekaert SA                                                                             1,000            74,134
 Cofinimmo SA                                                                             220            34,939
*Cumerio                                                                                  630             8,683
*Cumerio VVPR                                                                              30                 1
 Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                  3,186           188,011
 Dexia SA                                                                               3,231            70,103
 Fortis AG                                                                             11,183           304,216
 Groupe Bruxelles Lambert                                                               1,600           136,091
 Interbrew SA                                                                             756            24,983
 KBC Bancassurance Holding SA                                                             461            37,372
 Suez (ex Suez Lyonnaise des Eaux)                                                      2,500            67,300
*Umicore-Strip VVPR                                                                        30                 4
 Union Miniere SA                                                                         630            49,486
                                                                                                ---------------
TOTAL -- BELGIUM
  (Cost $747,956)                                                                                       995,323
                                                                                                ---------------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
 Allied Irish Banks P.L.C.                                                              7,144           148,230
 Bank of Ireland P.L.C.                                                                 7,118           108,062
 CRH P.L.C.                                                                            11,713   $       295,718
*Elan Corp. P.L.C.                                                                     12,964            98,976
 Independent News & Media P.L.C.                                                       14,713            45,236
 Irish Permanent P.L.C.                                                                 5,651            93,985
                                                                                                ---------------
TOTAL -- IRELAND
  (Cost $654,190)                                                                                       790,207
                                                                                                ---------------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
 Codan A.S.                                                                               450            22,016
 Danisco A.S.                                                                             870            59,903
 Danske Bank A.S.                                                                       9,200           264,002
*Jyske Bank A.S.                                                                        3,000           114,611
 Nordea AB                                                                             14,330           130,923
 Tele Danmark A.S.                                                                      3,300           145,496
                                                                                                ---------------
TOTAL -- DENMARK
  (Cost $389,533)                                                                                       736,951
                                                                                                ---------------
NORWAY -- (1.1%)
COMMON STOCKS -- (1.1%)
*Aker Kvaerner OGEP ASA                                                                   990            37,409
 Aker Yards ASA                                                                           610            22,353
 Den Norske Bank ASA Series A                                                           5,000            48,361
 Norsk Hydro ASA                                                                        4,260           345,262
 Norske Skogindustrier ASA Series A                                                     4,700            72,183
 Storebrand ASA                                                                        12,400           103,168
                                                                                                ---------------
TOTAL -- NORWAY
  (Cost $565,614)                                                                                       628,736
                                                                                                ---------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
 DBS Group Holdings, Ltd.                                                               4,000            33,307
 Fraser & Neave, Ltd.                                                                   8,100            76,172
 Neptune Orient Lines, Ltd.                                                            23,000            46,003
 Singapore Airlines, Ltd.                                                               8,000            55,032
 Singapore Land, Ltd.                                                                   9,000            28,002
 United Industrial Corp., Ltd.                                                         43,000            26,535
 United Overseas Bank, Ltd.                                                             4,000            34,279
 United Overseas Land, Ltd.                                                            12,000            15,797
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $284,055)                                                                                       315,127
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Singapore Dollars
   (Cost $311)                                                                                              310
                                                                                                ---------------
TOTAL -- SINGAPORE
  (Cost $284,366)                                                                                       315,437
                                                                                                ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
*Commercial Bank of Greece                                                              1,600            49,014
 EFG Eurobank Ergasias S.A.                                                             2,500            77,019
 Hellenic Petroleum S.A.                                                                4,900            47,114
 Hellenic Telecommunication Organization Co. S.A.                                       3,520            62,712
                                                                                                ---------------
TOTAL -- GREECE
  (Cost $147,349)                                                                                       235,859
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Comercial Portugues SA                                                          10,787   $        27,913
 Banco Espirito Santo e Comercial de Lisboa                                             4,800            75,353
 BPI SGPS SA                                                                           16,311            61,708
 Portugal Telecom SA                                                                    4,794            49,153
                                                                                                ---------------
TOTAL -- PORTUGAL
  (Cost $177,682)                                                                                       214,127
                                                                                                ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
   Bank Austria Creditanstalt AG                                                          548            53,891
   Voestalpine AG                                                                         726            48,947
   Wienerberger AG                                                                      1,109            49,148
                                                                                                ---------------
TOTAL -- AUSTRIA
  (Cost $93,446)                                                                                        151,986
                                                                                                ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
*Euro Currency
TOTAL -- EMU
  (Cost $112,805)                                                                                       110,552
                                                                                                ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Air New Zealand, Ltd.                                                                 19,338            19,828
 Carter Holt Harvey, Ltd.                                                              32,625            40,978
 Fletcher Building, Ltd.                                                                8,419            36,946
                                                                                                ---------------
TOTAL -- NEW ZEALAND
  (Cost $97,072)                                                                                         97,752
                                                                                                ---------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                              ---------------
                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (8.7%)
^Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
   (Collateralized by $4,426,338 U.S. TIPS 1.875%, 07/15/13, valued at
   $4,777,872) to be repurchased at $4,684,188 (Cost $4,683,803)              $         4,684         4,683,803
 Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $260,000 FNMA Notes 2.95%, 11/14/07, valued at
   $259,675) to be repurchased at $255,020 (Cost $255,000)                                255           255,000
                                                                                                ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $4,938,803)                                                                                   4,938,803
                                                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $46,311,226)                                                                            $    57,010,586
                                                                                                ===============

----------
 +  Securities have been fair valued. See Note B to Financial Statements.
 *  Non-Income Producing Securities.
 #  Total or Partial Securities on Loan.
 ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
JAPAN -- (29.4%)
COMMON STOCKS -- (29.3%)
 Achilles Corp.                                                                         6,000   $        10,879
 Aderans Co., Ltd.                                                                      2,400            55,571
 Advan Co., Ltd.                                                                        2,000            26,076
 Aica Kogyo Co., Ltd.                                                                   3,000            34,330
 Aichi Bank, Ltd.                                                                         300            28,276
 Aichi Tokei Denki Co., Ltd.                                                            3,000             9,195
 Air Water, Inc.                                                                        4,000            29,954
*Akai Electric Co., Ltd.                                                                9,000                83
 Akebono Brake Industry Co., Ltd.                                                       4,000            22,436
 Akita Bank, Ltd.                                                                       7,000            31,654
 Alpine Electronics, Inc.                                                               2,900            41,281
 Amano Corp.                                                                            3,000            31,149
 Anritsu Corp.                                                                          5,000            30,043
 AOC Holdings, Inc.                                                                     3,100            43,266
 Aomori Bank, Ltd.                                                                      6,000            23,528
*Arai-Gumi, Ltd.                                                                          600             1,174
 Ariake Japan Co., Ltd.                                                                   900            21,214
 Asahi Denka Kogyo KK                                                                   3,000            30,814
 Asahi Diamond Industrial Co., Ltd.                                                     5,000            31,277
 Asahi Kogyosha Co., Ltd.                                                               3,000            11,229
 Asahi Organic Chemicals Industry Co., Ltd.                                             3,000            10,146
 Ashimori Industry Co., Ltd.                                                            3,000             7,241
 Asics Corp.                                                                           14,000            61,995
*Azel Corp., Tokyo                                                                      2,000             3,536
 Bando Chemical Industries, Ltd.                                                        5,000            21,340
 Bank of Saga, Ltd.                                                                     6,000            22,274
 Belluna Co., Ltd.                                                                        700            20,184
#Best Denki Co., Ltd.                                                                   5,000            19,239
 BSL Corp.                                                                              9,000            17,096
 Canon Electronics, Inc.                                                                1,000            26,360
 Canon Finetech, Inc.                                                                   2,000            37,825
 Capcom Co., Ltd.                                                                       2,000            18,735
*Cecile Co., Ltd.                                                                       2,400            21,368
 Central Finance Co., Ltd.                                                              4,000            17,370
*Chiba Kogyo Bank, Ltd.                                                                   800             6,441
 Chiyoda Co., Ltd.                                                                      1,700            27,722
*Chori Co., Ltd.                                                                        5,000             9,964
*Chugai Mining Co., Ltd.                                                                5,000             3,118
 Chukyo Bank, Ltd.                                                                      7,000            23,397
 CKD Corp.                                                                              2,000            14,221
*Clarion Co., Ltd.                                                                     10,000            17,032
 Cleanup Corp.                                                                          2,000            19,296
 CMK Corp.                                                                              3,000            47,872
 Coca-Cola Central Japan Co., Ltd.                                                          3            25,104
*Columbia Music Entertainment, Inc.                                                     3,000             2,999
 Cosel Co., Ltd.                                                                          800            21,301
 Cosmo Securities Co., Ltd.                                                            23,000            42,099
 Culture Convenience Club Co., Ltd.                                                     1,700            29,992
 Daibiru Corp.                                                                          4,000            29,445
 Dai-Dan Co., Ltd.                                                                      3,000            17,377
*Daiei, Inc.                                                                            2,100            36,292
 Daifuku Co., Ltd.                                                                      5,000            41,699
 Daihen Corp.                                                                          11,000            28,672
 Daiken Corp.                                                                           9,000   $        38,272
*Daikyo, Inc.                                                                          14,000            28,313
 Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                               4,000            20,545
 Daisan Bank, Ltd.                                                                      7,000            24,929
 Daiwa Kosho Lease Co., Ltd.                                                            8,000            40,724
 Daiwabo Co., Ltd.                                                                      8,000            12,315
 Denki Kogyo Co., Ltd.                                                                  3,000            17,076
 Densei-Lambda KK                                                                       1,000            12,849
 Denyo Co., Ltd.                                                                        2,000            17,216
 Edion Corp.                                                                            3,737            44,550
 Ehime Bank, Ltd.                                                                       6,000            20,180
 Eighteenth Bank, Ltd.                                                                  6,000            28,267
 Exedy Corp.                                                                            4,000            65,924
 Fancl Corp.                                                                              900            33,098
*FDK Corp.                                                                              7,000            11,270
 France Bed Holdings Co., Ltd.                                                         13,000            30,496
 Fuji Co.,Ltd                                                                           1,500            26,530
*Fuji Kosan Co., Ltd.                                                                   6,000             9,566
 Fuji Kyuko Co., Ltd.                                                                   5,000            17,891
*Fuji Spinning Co., Ltd., Tokyo                                                         4,000             4,687
 Fujicco Co., Ltd.                                                                      2,000            29,502
*Fujiko Co., Ltd.                                                                       4,000                 0
 Fujirebio, Inc.                                                                        2,500            49,139
 Fujita Kanko, Inc.                                                                    12,000            52,996
 Fujitsu Business Systems, Ltd.                                                         2,000            29,389
 Fujitsu Fronttec, Ltd.                                                                 2,000            20,493
 Fujiya Co., Ltd.                                                                      10,000            21,321
*Furukawa Battery Co., Ltd.                                                             3,000             7,200
*Furukawa Co., Ltd.                                                                    18,000            21,768
 Fuso Pharmaceutical Industries, Ltd.                                                   5,000            17,327
 Gakken Co., Ltd.                                                                       3,000             8,371
 Godo Steel, Ltd.                                                                       6,000            18,603
 Hanshin Sogo Bank, Ltd.                                                               21,000            41,665
 Hanwa Co., Ltd.                                                                       10,000            33,197
 Heiwado Co., Ltd.                                                                      4,000            60,965
 Hitachi Koki Co., Ltd.                                                                 8,000            74,562
 Hitachi Kokusai Electric, Inc.                                                         4,320            37,783
 Hitachi Medical Corp.                                                                  2,000            26,318
 Hitachi Plant Engineering & Construction Co., Ltd.                                     6,000            28,967
 Hitachi Transport System, Ltd.                                                         3,000            24,987
*Hitachi Zosen Corp.                                                                   34,500            44,648
 Hogy Medical Co., Ltd.                                                                 1,100            46,857
 Hokkaido Coca-Cola Bottling Co., Ltd.                                                  3,000            21,138
 Hokkaido Gas Co., Ltd.                                                                 4,000            11,482
 Hokuetsu Paper Mills, Ltd.                                                             7,000            38,067
 Hokuriku Electric Industry Co., Ltd.                                                   4,000             9,665
 Hokuto Corp.                                                                           1,000            18,269
 Homac Corp.                                                                            3,000            29,863
 Horiba, Ltd.                                                                           2,000            40,276
 Hosiden Corp.                                                                          2,400            24,719
*Howa Machinery, Ltd.                                                                   5,000             6,130
 Ichikoh Industries, Ltd.                                                               4,000             9,918
 Iino Kaiun Kaisha, Ltd.                                                                9,000            41,403
 Inaba Denki Sangyo Co., Ltd.                                                           1,000            27,840

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Inabata and Co., Ltd., Osaka                                                          4,000   $        32,861
  Inageya Co., Ltd.                                                                     2,000            17,946
  Ines Corp.                                                                            3,600            29,952
  Iseki & Co., Ltd.                                                                    14,000            35,727
  Ishihara Sangyo Kaisha, Ltd.                                                         24,000            52,557
  Itochu Enex Co., Ltd.                                                                 4,000            26,779
  Itochu Shokuh Co., Ltd.                                                                 900            34,441
  Itoki Crebio Corp.                                                                    3,000            16,716
  Iwasaki Electric Co., Ltd.                                                            4,000            15,394
  Iwatani International Corp.                                                          11,000            28,436
  Iwatsu Electric Co., Ltd.                                                             3,000             6,562
  Izumiya Co., Ltd.                                                                     7,000            46,143
  Japan Cash Machine Co., Ltd.                                                          1,700            37,774
  Japan Digital Laboratory Co., Ltd.                                                    2,300            27,934
  Japan Medical Dynamic Marketing, Inc.                                                   770             8,440
  Japan Pulp and Paper Co., Ltd.                                                        5,000            16,397
  Japan Steel Works, Ltd.                                                              21,000            42,413
 *Japan Storage Battery Co., Ltd.                                                      24,000            48,904
  Japan Transcity Corp.                                                                 3,000            11,562
  Japan Vilene Co., Ltd.                                                                3,000            16,885
  Japan Wool Textile Co., Ltd.                                                          6,000            40,168
  Jeol, Ltd.                                                                            5,000            27,461
 *JFE Shoji Holdings, Inc.                                                              8,000            27,710
  Joshin Denki Co., Ltd.                                                                2,000             8,353
  Juki Corp.                                                                            7,000            27,552
  Kagawa Bank, Ltd.                                                                     3,000            17,011
  Kagome Co., Ltd.                                                                      4,000            41,612
 #Kaken Pharmaceutical Co., Ltd.                                                        7,000            45,762
  Kanagawa Chuo Kotsu Co., Ltd.                                                         4,000            19,884
 *Kanebo, Ltd.                                                                          2,000             5,559
 *Kanematsu Corp.                                                                      10,500            13,544
 *Kanematsu-NNK Corp.                                                                   3,000             5,479
  Kanto Auto Works, Ltd., Yokosuka                                                      4,900            57,548
  Kanto Denka Kogyo Co., Ltd.                                                           4,000            13,845
  Kanto Natural Gas Development Co., Ltd.                                               4,000            25,443
  Kawada Industries, Inc.                                                               2,000             4,961
 *Kawai Musical Instruments Manufacturing Co., Ltd.                                     5,000            10,734
  Kayaba Industry Co., Ltd.                                                            16,000            53,563
 *Keiyo Co., Ltd.                                                                       2,000             7,648
  Kenwood Corp.                                                                        10,000            18,850
  Kibun Food Chemifa Co., Ltd.                                                          1,000            23,606
  Kinki Coca-Cola Bottling Co., Ltd.                                                    3,000            31,683
  Kita-Nippon Bank, Ltd.                                                                  400            18,921
  Kitz Corp.                                                                            4,000            18,607
  Kiyo Bank, Ltd.                                                                      26,000            48,953
 *Kokusai Kogyo Co., Ltd.                                                               2,000             6,394
  Konami Sports Corp.                                                                   1,900            30,341
  Kosei Securities Co., Ltd.                                                            4,000             7,719
  Kurabo Industries, Ltd.                                                              13,000            31,376
  Kureha Chemical Industry Co., Ltd.                                                   12,000            48,796
  Kurimoto, Ltd.                                                                       11,000            30,899
  Kuroda Electric Co., Ltd.                                                             1,200            28,935
  Kyodo Printing Co., Ltd.                                                              9,000            38,786
  Kyodo Shiryo Co., Ltd.                                                                5,000             9,072
 *Kyushu-Shinwa Holdings, Inc.                                                         10,000            15,137
  Life Corp.                                                                            2,000            24,709
  Maeda Corp.                                                                           6,000            33,100
  Maeda Road Construction Co., Ltd.                                                    10,000            70,264
  Makino Milling Machine Co., Ltd.                                                      4,000   $        23,681
  Mars Engineering Corp.                                                                  700            18,552
  Marudai Food Co., Ltd.                                                                5,000            13,667
  Maruetsu, Inc.                                                                        9,000            41,794
  Maruha Group, Inc.                                                                   18,000            45,639
  Marusan Securities Co., Ltd.                                                          6,000            37,767
  Maruyama Manufacturing Co., Inc.                                                      3,000            24,677
 *Maruzen Co., Ltd.                                                                     4,000             7,103
 *Matsuo Bridge Co., Ltd.                                                               3,000             5,698
  Matsuzakaya Co., Ltd.                                                                 9,000            41,714
  Max Co., Ltd.                                                                         2,000            23,487
  Meidensha Corp.                                                                      14,000            32,858
  Meito Sangyo Co., Ltd.                                                                2,000            34,069
  Melco Holdings, Inc.                                                                  1,400            31,898
  Mercian Corp.                                                                        10,000            28,000
  Michinoku Bank, Ltd.                                                                  5,000            23,190
  Mikuni Coca-Cola Bottling Co., Ltd.                                                   3,000            28,717
  Ministop Co., Ltd.                                                                    1,500            28,158
 *Misawa Homes Holdings, Inc.                                                           1,600            56,669
 *Mitsubishi Cable Industries, Ltd.                                                    14,000            16,171
 #Mitsubishi Paper Mills, Ltd.                                                         13,000            17,402
  Mitsubishi Plastics, Inc.                                                            16,000            43,269
  Mitsubishi Shindoh Co., Ltd.                                                          3,000             7,001
  Mitsubishi Steel Manufacturing Co., Ltd.                                              5,000            10,011
  Mitsuboshi Belting, Ltd.                                                              8,000            46,655
  Mitsui Home Co., Ltd.                                                                 4,000            19,462
 *Mitsui Mining Co., Ltd.                                                               2,500             7,036
  Mitsui-Soko Co., Ltd.                                                                10,000            33,858
  Mitsumi Electric Co., Ltd.                                                            3,000            31,753
  Mitsuuroko Co., Ltd.                                                                  3,000            20,714
  Miura Co., Ltd.                                                                       2,000            39,991
  Miyazaki Bank, Ltd.                                                                   6,000            24,904
  Mizuno Corp.                                                                          9,000            40,528
 *Momiji Holdings, Inc.                                                                    14            31,234
  Mori Seiki Co., Ltd.                                                                  5,800            59,969
  Morinaga & Co., Ltd.                                                                 16,000            40,986
  MOS Food Services, Inc.                                                               2,000            29,240
  Nabtesco Corp.                                                                        5,000            31,684
  Nachi-Fujikoshi Corp.                                                                13,000            44,120
  Nagano Bank, Ltd.                                                                     6,000            18,469
  Nakamuraya Co., Ltd.                                                                  3,000            11,054
  Nakayama Steel Works, Ltd.                                                            5,000            19,578
  NEC Infrontia Corp.                                                                   3,000            10,914
  NEC Tokin Corp.                                                                       2,000            12,169
  Nichias Corp.                                                                         4,000            16,141
  Nichiha Corp.                                                                         4,000            58,387
  Nichimo Co., Ltd.                                                                     5,000            13,300
  Nichireki Co., Ltd.                                                                   2,000             7,651
  Nichiro Corp.                                                                         5,000             9,579
  Nifco, Inc.                                                                           2,000            31,349
  Nikkiso Co., Ltd.                                                                     4,000            23,787
  Nippon Beet Sugar Manufacturing Co., Ltd.                                             5,000            11,091
  Nippon Carbon Co., Ltd.                                                               5,000             8,825
  Nippon Chemical Industrial Co., Ltd.                                                  2,000             6,245
  Nippon Chemi-Con Corp.                                                                5,000            31,173
  Nippon Concrete Industries Co., Ltd.                                                  3,000             9,730
  Nippon Densetsu Kogyo Co., Ltd.                                                       2,000            11,865
  Nippon Flour Mills Co., Ltd.                                                         17,000            77,201
*#Nippon Kasei Chemical Co., Ltd.                                                       5,000            12,252

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
  Nippon Konpo Unyu Soko Co., Ltd.                                                      2,000   $        21,061
 #Nippon Seiki Co., Ltd.                                                                4,000            51,035
  Nippon Shinyaku Co., Ltd.                                                             3,000            24,036
  Nippon Signal Co., Ltd.                                                               3,000            17,413
  Nippon Soda Co., Ltd.                                                                 8,000            25,756
  Nippon Suisan Kaisha, Ltd.                                                           18,000            68,307
  Nippon Synthetic Chemical Industry Co., Ltd.                                          3,000             8,044
  Nippon System Development Co., Ltd.                                                   1,200            22,607
  Nippon Thompson Co., Ltd.                                                             3,000            21,373
  Nippon Unipac Holding, Tokyo                                                              1             3,265
  Nissha Printing Co., Ltd.                                                             3,000            46,216
  Nisshin Fire & Marine Insurance Co., Ltd.                                            19,000            70,617
*#Nissho Iwai-Nichmen Holdings Corp.                                                    7,700            29,735
  Nissin Kogyo Co., Ltd.                                                                1,000            37,853
  Nittetsu Mining Co., Ltd.                                                             3,000            12,063
  Nitto Boseki Co., Ltd.                                                               18,000            36,485
  Nitto Electric Works, Ltd.                                                            3,000            34,115
  NOF Corp.                                                                             7,000            25,985
  Noritake Co., Ltd.                                                                    8,000            33,159
  Noritz Corp.                                                                          2,600            40,848
  Odakyu Real Estate Co., Ltd.                                                          4,000            10,748
  Oita Bank, Ltd.                                                                       5,000            32,350
  Okamoto Industries, Inc.                                                              9,000            32,563
  Okamura Corp.                                                                         3,000            21,008
  Okinawa Electric Power Co., Ltd.                                                        525            24,676
  Okuma Corp.                                                                           7,000            39,754
  Okuwa Co., Ltd.                                                                       3,000            33,981
  Olympic Corp.                                                                         1,800            20,012
  Organo Corp.                                                                          4,000            18,300
  Osaka Steel Co., Ltd.                                                                 2,100            25,898
  Pacific Metals Co., Ltd.                                                              7,000            29,310
  Paramount Bed Co., Ltd.                                                               1,700            40,151
  Parco Co., Ltd.                                                                       2,000            12,585
 *Pasco Corp.                                                                           1,000             2,502
 *Penta-Ocean Construction Co., Ltd.                                                   36,000            52,459
  Pentax Corp.                                                                          5,000            16,633
 *Prima Meat Packers, Ltd.                                                              5,000             6,970
  Raito Kogyo Co., Ltd.                                                                 2,400             9,199
  Rasa Industries, Ltd.                                                                 3,000             9,544
  Resorttrust, Inc.                                                                       700            17,683
  Rheon Automatic Machinery Co., Ltd.                                                   2,000             6,766
  Ricoh Leasing Co., Ltd.                                                               1,000            23,433
  Right On Co., Ltd.                                                                      900            32,597
  Riken Corp.                                                                           7,000            34,289
  Riken Technos Corp.                                                                   5,000            19,634
  Riken Vitamin Co., Ltd.                                                               2,000            54,978
  Rohto Pharmaceutical Co., Ltd.                                                        2,000            24,650
  Roland Corp.                                                                          2,000            34,136
  Ryobi, Ltd.                                                                          11,000            47,850
  Ryosan Co., Ltd.                                                                      1,500            36,589
  Ryoyo Electro Corp.                                                                   2,000            32,442
  Sagami Co., Ltd.                                                                      3,000            11,463
  Saibu Gas Co., Ltd.                                                                  12,000            24,526
  Saizeriya Co., Ltd.                                                                   1,700            20,262
  Sakata INX Corp.                                                                      3,000            15,654
  Sakata Seed Corp.                                                                     2,000            26,474
  Sanden Corp.                                                                          7,000            28,940
  Sanki Engineering Co., Ltd.                                                           5,000            35,451
  Sankyo-Tateyama Holdings, Inc.                                                       16,000            40,020
  Sankyu, Inc., Tokyo                                                                  20,000   $        56,218
 *Sanrio Co., Ltd.                                                                      2,100            20,960
 *Sansui Electric Co., Ltd.                                                            28,000             5,396
  Sanyo Chemical Industries, Ltd.                                                       7,000            50,623
  Sanyo Electric Credit Co., Ltd.                                                       2,400            49,002
  Sanyo Shokai, Ltd.                                                                    4,000            21,281
  Sanyo Special Steel Co., Ltd.                                                         7,000            21,710
 *Sasebo Heavy Industries Co., Ltd., Tokyo                                              7,000            13,653
  Sato Corp.                                                                            2,100            46,020
  Seiko Corp.                                                                           3,307            17,806
  Senshukai Co., Ltd.                                                                   3,000            25,577
  Shikoku Chemicals Corp.                                                               3,000            12,484
  Shimizu Bank, Ltd.                                                                      400            19,927
  Shindengen Electric Manufacturing Co., Ltd.                                           3,000             9,878
  Shin-Etsu Polymer Co., Ltd.                                                           5,000            37,430
  Shinki Co., Ltd.                                                                      3,000            27,197
  Shinko Electric Co., Ltd.                                                             6,000            16,623
  Shinmaywa Industries, Ltd.                                                            5,000            24,776
 *Sho-Bond Corp.                                                                        2,000            15,527
  Shochiku Co., Ltd.                                                                    4,000            25,136
  Showa Electric Wire & Cable Co., Ltd., Kawasaki                                      12,000            14,951
  Showa Sangyo Co., Ltd.                                                               10,000            28,384
  Sinanen Co., Ltd.                                                                     3,000            15,405
  SMK Corp.                                                                             5,000            22,985
 *Snow Brand Milk Products Co., Ltd.                                                    6,500            18,502
  Sorun Corp.                                                                           2,000            12,615
  SS Pharmaceutical Co., Ltd., Tokyo                                                    8,000            54,401
  Starzen Corp.                                                                         4,000            12,293
  Sumitomo Light Metal Industries, Ltd.                                                11,000            17,930
 *Sumitomo Mitsui Construction Co., Ltd.                                                6,600             5,259
  Sumitomo Precision Products Co., Ltd., Amagasaki City                                 2,000             7,743
  Sumitomo Titanium Corp.                                                                 300            39,269
 #Sumitomo Warehouse Co., Ltd.                                                          9,000            46,033
  Sun Wave Corp.                                                                        2,000             6,212
 *SXL Corp.                                                                             3,000             3,713
  T.Hasegawa Co., Ltd.                                                                  1,600            25,984
  Tabai Espec Corp.                                                                     2,000            20,896
  Tadano, Ltd.                                                                          6,000            30,434
  Taisei Rotec Corp.                                                                    3,000             6,053
  Taito Corp.                                                                              25            35,564
  Takamatsu Corp.                                                                         800            24,447
  Takaoka Electric Manufacturing Co., Ltd., Tokyo                                       4,000             7,905
*#Takara Co., Ltd.                                                                      3,700            11,712
  Takasago International Corp.                                                          3,000            14,186
  Takasago Thermal Engineering Co., Ltd.                                                6,000            42,294
  Takashima & Co., Ltd.                                                                 4,000             9,944
  Takiron Co., Ltd.                                                                     3,000            13,147
  Takuma Co., Ltd.                                                                      6,000            41,612
  Tamura Corp.                                                                          4,000            15,308
  Tasaki Shinju Co., Ltd.                                                               2,000             8,211
*#TC Properties Co., Ltd.                                                              42,000                 0
  TCM Corp.                                                                             5,000            11,559
 *Teac Corp.                                                                            5,000             7,275

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Teikoku Hormone Manufacturing Co., Ltd.                                                2,000   $        19,250
 Tenma Corp.                                                                            2,000            37,964
 The Nisshin Oillio Group, Ltd.                                                        10,000            56,471
 Toa Corp.                                                                             12,000            22,550
 Toa Doro Kogyo Co., Ltd.                                                               3,000             9,613
*Toabo Corp.                                                                            6,000             6,302
 Toagosei Co., Ltd.                                                                    26,000           106,327
 Tochigi Bank, Ltd.                                                                     7,000            43,078
 Toei Co., Ltd.                                                                        14,000            68,458
 Toenec Corp.                                                                           3,000            12,662
 Toho Bank, Ltd.                                                                        6,000            24,574
 Toho Real Estate Co., Ltd.                                                             4,000            17,998
 Toho Titanium Co., Ltd.                                                                1,000            36,957
 Toho Zinc Co., Ltd.                                                                    4,000             9,649
 Tohoku Pioneer Corp.                                                                   2,000            25,348
 Tokai Carbon Co., Ltd.                                                                12,000            50,684
 Tokai Tokyo Securities Co., Ltd.                                                      14,000            41,227
 Toko, Inc.                                                                             8,000            21,763
 Tokushima Bank, Ltd.                                                                   7,000            58,769
 Tokushu Paper Manufacturing Co., Ltd.                                                  3,000            14,158
 Tokyo Dome Corp.                                                                       5,000            27,202
 Tokyo Kikai Seisakusho, Ltd.                                                           6,000            16,777
 Tokyo Leasing Co., Ltd.                                                                4,200            59,134
 Tokyo Rope Manufacturing Co., Ltd.                                                     4,000             7,215
#Tokyo Tekko Co., Ltd.                                                                  3,000             9,501
 Tokyo Theatres Co., Inc., Tokyo                                                        6,000            12,713
 Tokyo Tomin Bank, Ltd.                                                                 3,700            93,499
 Tokyu Store Chain Corp.                                                                4,000            18,851
 Tonami Transportation Co., Ltd.                                                        3,000            10,165
 Topcon Corp.                                                                           2,000            31,603
 Topy Industries, Ltd.                                                                 16,000            53,083
 Torii Pharmaceutical Co., Ltd.                                                         2,000            42,540
 Toshiba Machine Co., Ltd.                                                              6,000            32,673
 Toshiba Plant Kensetsu Co., Ltd.                                                       4,000            17,371
*Totoku Electric Co., Ltd., Tokyo                                                       3,000             6,090
 Touei Housing Corp.                                                                      900            19,357
*Toyama Chemicals Co., Ltd.                                                             7,000            24,225
*Toyo Communication Equipment Co., Ltd.                                                 4,000            16,222
 Toyo Corp.                                                                             3,000            35,069
 Toyo Electric Co., Ltd.                                                                5,000            19,229
 Toyo Engineering Corp.                                                                11,000            29,990
 Toyo Kohan Co., Ltd.                                                                   3,000            13,983
#Toyo Radiator Co., Ltd.                                                                5,000            22,398
 Toyo Tire & Rubber Co., Ltd.                                                           8,000            32,183
 Trans Cosmos, Inc.                                                                     1,500            51,168
 Trusco Nakayama Corp.                                                                  2,300            42,400
 Tsubaki Nakashima Co., Ltd.                                                            5,000            61,482
 Tsubakimoto Chain Co.                                                                  9,000            40,578
 Tsukishima Kikai Co., Ltd.                                                             3,000            25,257
 Tsumura & Co.                                                                          3,000            52,323
 Tsurumi Manufacturing Co., Ltd.                                                        2,000            17,122
 Tsutsumi Jewelry Co., Ltd.                                                             2,000            53,187
 Unitika, Ltd.                                                                         33,000            39,300
 Wakachiku Construction Co., Ltd.                                                       4,000             7,772
 Xebio Co., Ltd.                                                                          800            22,492
 Yamagata Bank, Ltd.                                                                   11,000            52,258
 Yamaichi Electronics Co., Ltd.                                                         1,600            19,527
 Yamatake Corp.                                                                         5,000            82,497
 Yamato Kogyo Co., Ltd.                                                                 6,000   $        68,752
 Yodogawa Steel Works, Ltd.                                                             9,000            47,514
 Yokohama Reito Co., Ltd.                                                               3,000            23,020
 Yomiuri Land Co., Ltd.                                                                 3,000            17,124
 Yondenko Corp.                                                                         2,100            11,580
 Yonekyu Corp.                                                                          2,000            22,979
 Yoshimoto Kogyo Co., Ltd.                                                              2,000            33,303
 Yurtec Corp.                                                                           4,000            22,037
 Zenrin Co., Ltd.                                                                       3,000            44,859
 Zuken, Inc.                                                                            2,000            19,174
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $9,734,573)                                                                                  10,828,084
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
*Japanese Yen
   (Cost $21,568)                                                                                        21,450
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*BSL Corp. Rights 06/10/05                                                                900                 0
*Kanematsu Corp. Warrants 03/31/06                                                        525                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                                   0
                                                                                                ---------------
TOTAL -- JAPAN
  (Cost $9,756,141)                                                                                  10,849,534
                                                                                                ---------------
UNITED KINGDOM -- (20.0%)
COMMON STOCKS -- (19.7%)
 Abbot Group P.L.C.                                                                     7,000            27,797
 Aberdeen Asset Management P.L.C.                                                      13,438            28,673
*Acambis P.L.C.                                                                         3,063            12,097
 Aegis Group P.L.C.                                                                    25,390            45,024
 AGA Food Service Group P.L.C.                                                          5,765            31,950
 Aggreko P.L.C.                                                                        10,000            35,240
 Alba P.L.C.                                                                            1,765            14,438
*Anite Group P.L.C.                                                                     7,470             8,566
 Arena Leisure P.L.C.                                                                   8,000             5,646
 Arla Foods UK P.L.C.                                                                  17,677            20,528
 Arm Holdings P.L.C.                                                                   23,000            45,266
 Arriva P.L.C.                                                                          4,870            47,099
*Ashtead Group P.L.C.                                                                  11,464            18,598
 Atkins (WS) P.L.C.                                                                     4,015            50,121
*Autonomy Corp. P.L.C.                                                                  4,802            21,853
 Avis Europe P.L.C.                                                                    13,658            16,379
 Aviva P.L.C.                                                                           2,074            23,204
 Babcock International Group P.L.C.                                                    10,808            29,227
 Balfour Beatty P.L.C.                                                                  9,360            54,927
 Belhaven Brewery Group P.L.C.                                                          2,168            19,060
 Bellway P.L.C.                                                                         4,000            61,925
 Bespak P.L.C.                                                                          1,360            12,531
*Biocompatibles International P.L.C.                                                    1,050             3,680
 Blacks Leisure Group P.L.C.                                                            2,366            18,155
 Body Shop International P.L.C.                                                         8,000            31,998
 Bodycote International P.L.C.                                                         10,262            30,939
 Bovis Homes Group P.L.C.                                                               5,000            62,154
 BPP Holdings P.L.C.                                                                    2,800            17,584
*Bradstock Group P.L.C.                                                                   840               672
 Brammer P.L.C.                                                                         1,933             5,395
 Britannic P.L.C.                                                                       9,041            83,911
 British Polythene Industries P.L.C.                                                    2,000            13,514
 British Vita P.L.C.                                                                    6,900            44,796

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Brixton P.L.C.                                                                         6,000   $        40,128
 Brown (N) Group P.L.C.                                                                 9,990            24,376
 BSS Group P.L.C.                                                                       1,469            30,382
*BTG P.L.                                                                               8,348            21,346
*Cambridge Antibody Technology Group P.L.C.                                             1,746            19,343
 Capital & Regional P.L.C.                                                              2,587            36,636
 Capital Radio P.L.C.                                                                   5,709            30,933
 Care UK P.L.C.                                                                         2,594            19,875
 Carillion P.L.C.                                                                       6,204            27,796
 Carpetright P.L.C.                                                                     4,000            62,881
*Charter P.L.C.                                                                         8,148            40,030
 Chemring Group P.L.C.                                                                  2,294            19,725
 Chesnara P.L.C.                                                                        3,500             8,396
 Chrysalis Group P.L.C.                                                                 5,000            13,335
 City Restaurant Group P.L.C.                                                           9,500            22,678
 Close Brothers Group P.L.C.                                                            2,580            34,232
 Collins Stewart Tullett P.L.C.                                                         2,626            20,134
*Colt Telecom Group P.L.C.                                                             40,792            38,521
 Communisis P.L.C.                                                                      4,553             8,755
 Computacenter P.L.C.                                                                   7,985            35,951
*Cookson Group P.L.C.                                                                   6,400            37,795
 Countrywide P.L.C.                                                                     7,000            34,010
*Courts P.L.C.                                                                          2,320               569
 Cox Insurance Holdings P.L.C.                                                         16,333            27,474
 Cranswick P.L.C.                                                                       1,948            21,146
 Crest Nicholson P.L.C                                                                  3,560            24,744
 Croda International P.L.C.                                                             4,000            27,370
 Daejan Holdings P.L.C.                                                                   472            23,902
 Dairy Crest Group P.L.C.                                                               6,206            53,818
*Dana Petroleum P.L.C.                                                                  3,699            34,543
*Danka Business Systems P.L.C.                                                          7,000             2,236
 Davis Service Group P.L.C.                                                             5,666            45,632
 Dawson Holdings P.L.C.                                                                 6,455            16,930
 De La Rue P.L.C.                                                                       8,387            57,650
 De Vere Group P.L.C.                                                                   3,571            34,620
 Delta P.L.C.                                                                           6,000            12,948
 Derwent Valley Holdings P.L.C.                                                         2,000            41,732
 Development Securities P.L.C.                                                          1,186            10,202
 Devro P.L.C.                                                                           8,000            17,756
 Dicom Group P.L.C.                                                                     1,206            19,618
*Dimension Data Holdings P.L.C.                                                        53,000            31,400
 Diploma P.L.C.                                                                         1,500            18,499
 Domestic & General Group P.L.C.                                                        1,796            24,133
 Domino Printing Sciences P.L.C.                                                        6,574            28,493
*Easyjet P.L.C.                                                                         7,991            32,731
*Elementis P.L.C.                                                                      13,000            11,129
*Enodis P.L.C.                                                                         11,200            22,374
 Euromoney Institutional Investors P.L.C.                                               3,960            29,923
 Expro International Group P.L.C.                                                       2,391            17,380
 Filtronic P.L.C.                                                                       3,555            12,757
 Findel P.L.C.                                                                          3,443            29,549
 First Choice Holidays P.L.C.                                                          16,491            54,175
 First Technology P.L.C.                                                                3,768            19,809
 FKI P.L.C.                                                                            26,756            46,952
 Forth Ports P.L.C.                                                                     2,265            54,443
 Freeport P.L.C.                                                                        1,304             9,884
 French Connection Group P.L.C.                                                         2,765            13,888
 Future Network P.L.C.                                                                 13,448            21,134
 Game Group P.L.C.                                                                     17,436            25,568
 Games Workshop Group P.L.C.                                                              493   $         3,669
 Geest P.L.C.                                                                           3,432            41,222
 Go-Ahead Group P.L.C.                                                                  2,000            49,045
 Grainger Trust P.L.C.                                                                  3,595            26,000
 Great Portland Estates P.L.C.                                                          5,520            36,138
 Greene King P.L.C.                                                                     3,589            80,364
 Greggs P.L.C.                                                                            640            54,909
 Guiness Peat Group P.L.C.                                                             48,045            61,081
*Gyrus Group P.L.C.                                                                     4,115            19,591
 Halma P.L.C.                                                                          18,397            48,765
 Hardys & Hansons P.L.C.                                                                1,640            19,194
 Headlam Group P.L.C.                                                                   3,793            28,241
 Helical Bar P.L.C.                                                                       823            19,873
 Helphire Group P.L.C.                                                                  5,799            22,545
*Heywood Williams Group P.L.C.                                                          5,000             8,460
 Hiscox P.L.C.                                                                         11,700            35,667
 Holidaybreak P.L.C.                                                                    2,376            27,547
 Homeserve P.L.C.                                                                       3,150            53,088
 House of Fraser P.L.C.                                                                 8,000            14,381
 Hunting P.L.C.                                                                         5,163            21,977
 Huntleigh Technology P.L.C.                                                            2,894            18,686
 Huntsworth P.L.C.                                                                      8,396             3,025
 Intertek Group P.L.C.                                                                  4,000            54,887
 Intserve P.L.C.                                                                        9,249            60,017
*Invensys P.L.C.                                                                      141,375            28,938
 Isoft Group P.L.C.                                                                     6,502            47,360
 Jardine Lloyd Thompson Group P.L.C.                                                    6,949            44,133
 JJB Sports P.L.C.                                                                     12,000            39,540
 JKX Oil and Gas P.L.C.                                                                 6,993            17,506
 Johnson Service Group P.L.C.                                                           2,872            24,307
 Kier Group P.L.C.                                                                      1,776            29,022
 Kiln P.L.C.                                                                           11,852            19,287
 Kingston Communications P.L.C.                                                         5,793             7,121
 Laing (John) P.L.C.                                                                    6,013            26,884
 Laird Group P.L.C.                                                                     6,800            38,364
*Lastminute.com P.L.C.                                                                 16,815            50,509
*London Clubs International P.L.C.                                                     10,500            23,700
 London Merchant Securities P.L.C.                                                     16,445            68,509
 London Scottish Bank P.L.C.                                                            9,849            19,955
 Low & Bonar P.L.C.                                                                     5,000            10,131
 Luminar P.L.C.                                                                         2,561            24,036
*Macfarlane Group P.L.C.                                                                6,000             3,674
 Manchester United P.L.C.                                                              12,980            70,165
 Marshalls P.L.C.                                                                       5,652            29,894
 Matalan P.L.C.                                                                        13,000            43,546
 McAlpine (Alfred) P.L.C.                                                               4,577            29,671
 McBride P.L.C.                                                                         6,500            17,860
 McCarthy & Stone P.L.C.                                                                4,000            41,427
*Melrose Resources P.L.C.                                                               4,114            18,324
 Menzies (John) P.L.C.                                                                  3,000            30,251
 Mersey Docks & Harbour Co. P.L.C.                                                      3,580            62,719
 MFI Furniture Group P.L.C.                                                            31,043            60,326
 Michael Page International P.L.C.                                                     21,322            73,090
 Millennium and Copthorne Hotels P.L.C.                                                 7,144            46,209
 Minerva P.L.C.                                                                         5,000            23,487
 Mitie Group P.L.C.                                                                     8,969            26,023
*Molins P.L.C.                                                                          1,360             3,456
*Morgan Crucible Company P.L.C.                                                        10,153            33,320
 Mothercare P.L.C.                                                                      3,573            18,298
 Mouchel Parkman P.L.C.                                                                 5,135            22,356

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Mowlem (John) & Co. P.L.C.                                                             9,138   $        29,870
 Mucklow (A & J) Group P.L.C.                                                           1,478             9,625
 National Express Group P.L.C.                                                          2,000            31,545
 Nestor Healthcare Group P.L.C.                                                         3,700             9,319
 Northern Foods P.L.C.                                                                 16,000            45,606
*Northgate Information Solutions P.L.C.                                                22,083            27,861
 Northgate P.L.C.                                                                       2,070            33,582
*NXT P.L.C.                                                                             3,360             4,169
 Paladin Resources P.L.C.                                                              10,902            36,806
 Parity Group P.L.C.                                                                   11,250             1,577
 Pendragon P.L.C.                                                                       3,803            20,400
 Pennon Group P.L.C.                                                                    2,365            43,339
 Photo-Me International P.L.C.                                                         11,000            17,943
 PHS Group P.L.C.                                                                      20,000            35,381
 Pilkington P.L.C.                                                                      1,455             3,063
 Pillar Property P.L.C.                                                                 3,280            49,795
 Premier Farnell P.L.C.                                                                10,889            32,103
*Premier Oil P.L.C.                                                                     4,000            42,742
*Primback Units                                                                         3,000                 0
 Psion P.L.C.                                                                          18,000            20,049
 PZ Cuzzons P.L.C.                                                                        797            18,989
 Raven Mount P.L.C.                                                                    13,000            14,790
 Redrow P.L.C.                                                                         11,802            85,523
 Reg Vardy P.L.C.                                                                       2,009            17,947
*Regent Inns P.L.C.                                                                     4,883             6,832
 Renishaw P.L.C.                                                                        2,904            36,400
 RM P.L.C.                                                                              5,970            19,504
 Rotork P.L.C.                                                                          4,858            43,794
 RPC Group P.L.C.                                                                       4,083            18,817
 RPS Group P.L.C.                                                                       9,770            26,357
 Salvesen (Christian) P.L.C.                                                           12,000            12,765
 Savills P.L.C.                                                                         2,754            34,088
 Scapa Group P.L.C.                                                                     6,600             2,994
 Senior P.L.C.                                                                         12,000             8,781
 Serco Group P.L.C.                                                                    11,001            50,359
 Shaftesbury P.L.C.                                                                     5,000            33,382
 Shanks & McEwan Group P.L.C.                                                           8,000            19,777
 SIG P.L.C.                                                                             4,300            44,939
 Singer & Friedlander Group P.L.C.                                                      6,844            38,791
*Skyepharma P.L.C.                                                                     24,000            23,521
 SMG P.L.C.                                                                            10,000            16,544
 Smith (DS) Holdings P.L.C.                                                            19,364            54,243
 Smith (WH) P.L.C.                                                                     10,824            70,377
*Soco International P.L.C.                                                              3,613            32,143
 Somerfield P.L.C.                                                                     30,098           107,909
 Spectris P.L.C.                                                                        5,378            48,322
 Spirax-Sarco Engineering P.L.C.                                                        2,000            25,779
*Spirent P.L.C.                                                                        42,716            35,955
 SSL International P.L.C.                                                               8,710            44,185
 St. Ives P.L.C.                                                                        3,000            19,661
 St. Modwen Properties P.L.C.                                                          23,000           174,121
 Stanley Leisure P.L.C.                                                                 4,178            41,384
*Surfcontrol P.L.C.                                                                     2,188            20,225
 T&F Informa Group P.L.C.                                                               9,100            67,394
 Taylor Nelson AGB P.L.C.                                                               6,000            23,424
*The Innovation Group P.L.C.                                                           32,039            19,368
 The Peacock Group P.L.C.                                                               5,571            24,086
*Thus Group P.L.C.                                                                     53,000            13,490
 Topps Tiles P.L.C.                                                                     7,700            26,593
 Transport Development Group P.L.C.                                                     4,126            16,228
 TT Electronics P.L.C.                                                                  6,965            20,879
 Tullow Oil P.L.C.                                                                     10,957   $        33,299
 U.K. Coal P.L.C.                                                                       7,301            16,597
 Ultra Electronics Holdings P.L.C.                                                      1,924            27,781
 Uniq P.L.C.                                                                            7,440            20,310
 Unite Group P.L.C.                                                                     5,545            28,652
*Vernalis P.L.C.                                                                        1,916             2,320
 Victrex P.L.C.                                                                         3,288            26,041
 Viridian Group P.L.C.                                                                  3,000            40,421
 Vitec Group P.L.C.                                                                     2,000            10,931
 VT Group P.L.C.                                                                        7,300            45,132
 Weir Group P.L.C.                                                                     10,306            57,926
 Wembley P.L.C.                                                                         1,429            20,115
 Westbury P.L.C.                                                                        5,170            43,617
 Wetherspoon (J.D.) P.L.C.                                                              7,000            35,291
 Whatman P.L.C.                                                                         6,385            30,133
 Wincanton P.L.C.                                                                       5,790            26,634
*Wolfson Microelectronics P.L.C.                                                        7,866            22,257
 Wolverhampton & Dudley Breweries P.L.C.                                                3,644            73,385
 Wood Group (John) P.L.C.                                                              24,689            65,756
 Woolworths Group P.L.C.                                                               71,508            45,478
 Workspace Group P.L.C.                                                                 8,430            36,323
 WSP Group P.L.C.                                                                       4,191            20,003
 XAAR P.L.C.                                                                            5,056            19,622
 XANSA P.L.C.                                                                          18,423            30,787
 Yule Catto & Co. P.L.C.                                                                6,673            29,521
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $6,110,573)                                                                                   7,292,853
                                                                                                ---------------

INVESTMENT IN CURRENCY -- (0.3%)
*British Pound Sterling
   (Cost $111,743)                                                                                      111,099
                                                                                                ---------------
TOTAL -- UNITED KINGDOM
  (Cost $6,222,316)                                                                                   7,403,952
                                                                                                ---------------
AUSTRALIA -- (6.8%)
COMMON STOCKS -- (6.8%)
 ABB Grain, Ltd.                                                                        4,855            21,619
 ABC Learning Centres, Ltd.                                                             1,012             4,043
 Adelaide Bank, Ltd.                                                                    6,259            51,402
 Adelaide Brighton, Ltd.                                                               18,856            24,607
 Adsteam Marine, Ltd.                                                                  22,129            33,235
 Arrow Pharmaceuticals, Ltd.                                                           27,475            53,898
*Austar United Communications, Ltd.                                                    80,355            53,370
 Austereo Group, Ltd.                                                                  21,665            28,581
*Australian Magnesium Corp., Ltd.                                                       8,556                64
 Australian Pharmaceutical Industries, Ltd.                                            11,702            25,619
 Australian Pipeline Trust                                                             13,387            36,853
*Australian Wealth Management, Ltd.                                                    37,606            27,268
 Bank of Queensland, Ltd.                                                               8,203            68,151
 BayCorp Advantage, Ltd.                                                               20,300            44,820
 Bendigo Bank, Ltd.                                                                     4,756            34,769
 Cabcharge Austalia, Ltd.                                                              13,000            44,294
 Centennial Coal, Ltd.                                                                  8,613            32,696
*Chemeq, Ltd.                                                                           5,304             4,745
*Climax Mining, Ltd.                                                                    2,546               162
*Clough, Ltd.                                                                          14,720             5,493
 Coates Hire, Ltd.                                                                     20,244            63,723
 Cochlear, Ltd.                                                                         1,678            40,854
 Corporate Express Australia, Ltd.                                                      5,746            23,433

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Crane Group, Ltd.                                                                      5,445   $        32,785
 DCA Group, Ltd.                                                                       26,763            70,200
 Downer Group, Ltd.                                                                    23,218            92,497
 Envestra, Ltd.                                                                        33,400            28,471
 Futuris Corp., Ltd.                                                                   31,411            40,030
 GasNet Australia Group                                                                10,600            19,663
 Graincorp, Ltd. Series A                                                               3,700            31,807
#Great Southern Plantations, Ltd.                                                      12,990            34,748
 GUD Holdings, Ltd.                                                                     3,179            16,294
 Gunns, Ltd.                                                                           23,536            68,503
 GWA International, Ltd.                                                               13,074            28,335
*Hardman Resources NL                                                                  22,630            31,004
 Hills Industries, Ltd.                                                                23,793            73,946
 Iluka Resources, Ltd.                                                                 16,296            75,517
 Incitec Pivot, Ltd.                                                                    3,943            46,893
 ION, Ltd.                                                                             19,918                 0
 Jones (David), Ltd.                                                                   37,253            50,561
 MacArthur Coal, Ltd.                                                                   8,111            42,181
 Macquarie Goodman Group                                                               14,278            43,137
 McGuigan Simeon Wines, Ltd.                                                            9,639            28,365
 Miller's Retail, Ltd.                                                                 24,501            14,593
 Minara Resources, Ltd.                                                                16,026            22,649
*Novogen, Ltd.                                                                            884             3,521
 Nufarm, Ltd.                                                                          11,772            78,323
*Oxiana, Ltd.                                                                          55,648            36,019
 Pacific Group, Ltd.                                                                    9,528            10,887
*Petsec Energy, Ltd.                                                                    4,391             3,659
*PMP, Ltd.                                                                             17,571            16,495
 Primary Health Care, Ltd.                                                              5,491            34,120
 Ramsay Health Care, Ltd.                                                              11,400            68,991
 Reece Australia, Ltd.                                                                  4,332            39,313
*Resolute Mining, Ltd.                                                                  2,027             1,374
 Ridley Corp., Ltd.                                                                    43,890            44,611
 Rural Press, Ltd.                                                                      5,574            42,846
 Salmat, Ltd.                                                                           7,085            25,353
*Scigen                                                                                16,313               615
 SFE Corp., Ltd.                                                                        6,232            47,365
 Sigma Co., Ltd.                                                                        4,386            27,129
 Sims Group, Ltd.                                                                       6,376            64,877
*Sons of Gwalia, Ltd.                                                                   6,721                 0
 Southern Cross Broadcasting (Australia), Ltd.                                          5,775            53,105
 Spotless Group, Ltd.                                                                  10,288            37,996
 STW Communications Group, Ltd.                                                        14,807            31,057
 Thakral Holdings Group                                                                87,685            51,629
 Timbercorp, Ltd.                                                                      28,195            40,724
 Transfield Services, Ltd.                                                              8,307            44,094
 United Group, Ltd.                                                                     5,101            32,498
*Village Roadshow, Ltd.                                                                11,681            22,480
 Worley Group, Ltd.                                                                     7,845            41,638
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,972,784)                                                                                   2,516,597
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Australian Dollar
  (Cost $3,620)                                                                                           3,575
                                                                                                ---------------
TOTAL -- AUSTRALIA
  (Cost $1,976,404)                                                                                   2,520,172
                                                                                                ---------------
SWITZERLAND -- (4.9%)
COMMON STOCKS -- (4.8%)
*Actelion, Ltd.                                                                           800   $        81,071
 Agie Charmilles Holding AG                                                               200            16,093
 Bank Sarasin & Cie Series B, Basel                                                        10            16,829
 Banque Privee Edmond de Rothschild SA, Geneve                                              2            25,406
*Barry Callebaut AG                                                                       200            53,030
*Berna Biotech                                                                          1,303             9,537
 Bobst Group SA                                                                           800            31,547
 Caisse d'Epargne Cantonale Vaudoise, Lausanne                                             50            44,528
*Clariant AG                                                                            1,900            26,632
*Converium Holding AG                                                                   7,300            57,205
 Conzzeta Holdings AG                                                                      27            30,244
*Emmi AG                                                                                  111            10,172
 Ems-Chemie Holding AG                                                                    300            26,051
 Energiedienst Holding AG                                                                 100            32,440
*Fischer (Georg) AG, Schaffhausen                                                         100            29,644
*Forbo Holding AG, Eglisau                                                                 51             9,722
 Galenica Holding, Ltd. AG, Bern                                                          122            20,088
 Generali (Switzerland) Holdings, Adliswil                                                 80            20,207
 Kaba Holding AG                                                                           90            24,187
 Kudelski SA                                                                            1,700            59,840
*Kuoni Reisen Holding AG                                                                  120            47,596
*Leica Geosystems Holdings AG                                                              90            26,853
*Logitech International SA                                                              1,200            71,461
 Luzerner Kantonalbank AG                                                                 200            38,440
*Micronas Semi                                                                            800            29,971
*Moevenpick-Holding, Zuerich                                                               40             9,317
 OZ Holding AG                                                                            200            11,767
 Phoenix Mecano AG, Stein am Rhein                                                         50            12,262
 Phonak Holding AG                                                                      3,000           109,995
*PSP Swiss Property AG                                                                  1,947            85,897
 Publicitas Holding SA, Lausanne                                                           70            20,402
 Rieters Holdings AG                                                                      100            27,102
 SAIA-Burgess Electronics AG                                                               37            20,603
*Sarna Kunststoff Holding AG                                                              150            15,188
*Saurer AG                                                                                500            28,484
 Schweizerische National Versicherungs Gesellschaft                                        30            15,120
 Sig Holding AG                                                                         1,100           233,882
*Sika Finanz AG, Baar                                                                      90            56,534
 Sulzer AG, Winterthur                                                                    160            66,540
*Swiss Prime Site AG                                                                      375            17,949
 Unaxis Holding AG                                                                        600            84,189
*Valiant Holding AG                                                                       400            35,238
*Valora Holding AG                                                                        100            21,943
*Von Roll Holding AG, Gerlafingen                                                       2,718             4,793
 Vontobel Holdings AG                                                                   2,200            47,563
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,417,484)                                                                                   1,763,562
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.1%)
*Swiss Francs
  (Cost $40,110)                                                                                         39,726
                                                                                                ---------------
TOTAL -- SWITZERLAND
  (Cost $1,457,594)                                                                                   1,803,288
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
FRANCE -- (4.7%)
COMMON STOCKS -- (4.7%)
 *Altran Technologies SA                                                                3,544   $        31,368
  April Group SA                                                                        1,900            63,623
  Beneteau SA                                                                             400            30,953
  Boiron SA                                                                             1,200            29,346
  Bongrain SA                                                                             339            20,887
 *Bricorama SA                                                                            121             7,651
  Carbone Lorraine                                                                        488            22,226
 *CBo Territoria                                                                          887             3,165
  Cie Financiere Pour La Location
    D'Immeubles Industriels &
    Commerciaux SA                                                                        157             9,725
  Clarins SA                                                                              666            40,945
 *Club Mediterranee SA                                                                    600            28,781
 *CS Communication et Systemes                                                            321            11,071
  Damartex SA                                                                             300            11,204
 *DMC (Dollfus Mieg et Cie)                                                               600             3,256
  Electricite de Strasbourg                                                               300            39,883
  Elior                                                                                 4,894            57,611
 *Euro Disney SCA                                                                      25,300             3,115
  Fimalac SA                                                                            1,182            54,129
  Gaumont                                                                                 411            28,270
 *Generale de Geophysique SA                                                              556            45,796
  GFI Informatique SA                                                                   1,729            10,296
  Groupe Bourbon SA                                                                       887            54,419
  Groupe Steria                                                                           502            18,349
  Guyenne et Gascogne SA                                                                  300            36,437
  Iliad SA                                                                              2,500            88,184
*#Infogrames Entertainment SA                                                           4,330             6,751
  Lisi SA                                                                                 500            30,607
  Manitou SA                                                                            1,600            59,143
 *Metaleurop SA                                                                         1,500               997
  Neopost SA                                                                              600            53,566
  Nexans                                                                                  508            18,733
  Norbert Dentressangle                                                                   600            31,625
  NRJ Group                                                                             2,200            45,287
  Pierre & Vacances                                                                       106            10,714
  Plastic Omnium SA                                                                       372             9,791
  Provimi SA                                                                              469            10,021
  Remy Cointreau SA                                                                     1,495            63,088
 *Rhodia SA                                                                             3,263             5,470
  Rodriguez Group SA                                                                      600            29,279
 *Scor SA                                                                              34,348            70,382
  SEB SA Prime Fidelite 2002                                                              330            33,898
  SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)                 640            58,965
  Skis Rossignol SA                                                                       648            15,098
  Societe du Louvre SA                                                                    700           101,624
  Somfy Interational SA                                                                   300            60,719
  Sopra SA                                                                                500            26,122
  SR Teleperformance                                                                    1,656            48,783
  Taittinger SA                                                                            94            35,986
  Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                      400            92,623
  Zodiac SA                                                                             1,053            51,178
                                                                                                ---------------
TOTAL -- FRANCE
  (Cost $1,219,567)                                                                                   1,721,140
                                                                                                ---------------
GERMANY -- (4.2%)
COMMON STOCKS -- (4.2%)
  Aareal Bank AG                                                                        1,300   $        37,736
  Andreae-Noris Zahn AG, Anzag                                                            580            24,961
 *Articon Integralis AG                                                                   400             1,479
  Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                   700            39,637
 *AWD Holding AG                                                                        1,300            51,226
 *Baader Wertpapier Handelsbank AG                                                      1,100             6,073
  Beate Uhse AG                                                                         1,700            16,260
  Bilfinger & Berger Bau AG                                                             2,000            94,943
  Comdirect Bank AG                                                                     2,500            19,405
 #DAB Bank AG                                                                           3,800            27,078
  Deutsche Euroshop AG                                                                    373            19,606
 *Deutz AG                                                                              4,400            20,229
  Douglas Holding AG                                                                      900            30,545
 *Duerr Beteiligungs AG                                                                   500             8,561
 *Epcos AG                                                                              1,600            20,483
  Feilmann AG                                                                             700            46,049
  GFK AG                                                                                1,560            57,525
 *Gildemeister AG                                                                       2,400            16,114
  Harpen AG                                                                             1,250            32,913
 *IVG Immobilien AG                                                                     4,500            81,751
  Iwka AG                                                                               1,166            27,648
 *Jenoptik AG                                                                             939            10,103
  K & S Aktiengesellschaft AG                                                           2,000           106,795
 *Kontron AG                                                                            1,249             9,952
  KWS Kleinwanzlebener Saatzucht AG                                                        15            12,824
  Leoni AG                                                                                328            25,310
  Mobilcom AG                                                                           1,478            32,382
  MVV Energie AG                                                                        2,000            39,862
 *MWG Biotech AG                                                                        1,000               490
  Paragon AG                                                                            1,157            22,592
 *Pfleiderer AG                                                                         2,100            33,072
  Rheinmetall Berlin AG                                                                   990            50,224
  Rhoen Klinikum AG                                                                       600            39,580
  Salzgitter AG                                                                         3,100            72,531
  Schwarz Pharma AG                                                                     2,400           105,137
 *Senator Entertainment AG                                                                140               245
 *SGL Carbon AG                                                                         1,609            18,954
 *Singulus Technologies AG                                                                700             8,456
  Sixt AG                                                                                 900            17,787
  Software AG                                                                             756            28,920
  Stada Arzneimittel AG                                                                 1,067            32,905
 *Strabag AG                                                                              166            10,157
  Stuttgarter Hofbraeu AG                                                               1,000            34,209
  Sued-Chemie AG                                                                          200             8,446
  Takkt AG                                                                              3,000            27,660
 *Techem AG                                                                               557            22,792
  United Internet AG                                                                    2,000            51,795
  Vossloh AG                                                                              800            38,000
 *WCM Beteiligungs AG                                                                  11,166             6,042
                                                                                                ---------------
TOTAL -- GERMANY
   (Cost $1,221,461)                                                                                  1,547,444
                                                                                                ---------------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
  ALCO Holdings, Ltd.                                                                  68,000            26,380
  Allied Group, Ltd.                                                                   27,600            38,227
  Allied Properties, Ltd.                                                              21,300            13,042
  Asia Aluminum Holdings, Ltd.                                                        186,000            20,512

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Asia Financial Holdings, Ltd.                                                         54,874   $        14,432
 Asia Standard International Group, Ltd.                                              116,666             5,081
 Associated International Hotels, Ltd.                                                 48,000            45,570
 Cafe de Coral Holdings, Ltd.                                                          78,000            89,166
*Century City International Holdings, Ltd.                                            394,000             5,431
 Champion Technology Holdings, Ltd.                                                    22,057             3,365
 Chaoda Modern Agriculture (Holdings), Ltd.                                           168,000            69,484
 Chen Hsong Holdings, Ltd.                                                             72,000            41,355
*China Aerospace International Holdings, Ltd.                                          46,800             2,518
*China Everbright Technology, Ltd.                                                    206,000             8,188
 China Hong-Kong Photo Products Holdings, Ltd.                                         90,000             8,459
*China Insurance International Holdings Co., Ltd.                                      40,000            14,627
 China Motor Bus Co., Ltd.                                                              1,600            12,939
 China Online (Bermuda), Ltd.                                                          20,720             3,348
*China Pharmaceutical Enterprise and Investment Corp., Ltd.                           112,000            23,007
 China Resources Land, Ltd.                                                           202,000            32,349
 City Telecom (H.K.), Ltd.                                                             30,000             3,069
 CNPC (Hong Kong), Ltd.                                                               140,000            20,463
 Continental Mariner Investment Co., Ltd.                                              60,000            10,004
 Cross Harbour Tunnel Co., Ltd.                                                        30,658            29,547
*Digital China Holdings, Ltd.                                                          83,000            24,763
*DigitalHongKong.com                                                                      329                11
 Dynamic Holdings, Ltd.                                                                92,000            14,116
*Founder Holdings, Ltd.                                                               122,000             7,661
 Fountain Set Holdings, Ltd.                                                           28,000            15,077
 Four Seas Frozen Food Holdings, Ltd.                                                  22,620             3,311
 Four Seas Mercantile Holdings, Ltd.                                                   60,000            20,822
 Giordano International, Ltd.                                                          66,000            43,220
*Global China Group Holdings, Ltd.                                                    244,000            11,907
 Gold Peak Industries (Holdings), Ltd.                                                 81,250            16,374
 Goldlion Holdings, Ltd.                                                               37,000             4,740
 Grande Holdings, Ltd.                                                                 28,000            26,422
*Great Wall Cybertech, Ltd.                                                           713,200               917
 Guangdong Brewery Holdings, Ltd.                                                     168,000            57,086
 GZI Transport, Ltd.                                                                   68,000            22,033
 Hang Ten Group Holdings, Ltd.                                                             93                13
 Harbour Centre Development, Ltd.                                                       9,000            14,951
 Hengan International Group Co., Ltd.                                                  96,000            62,244
*Hertigage International Holdings, Ltd.                                                    11                 0
*Hong Kong Construction Holdings, Ltd.                                                 27,000             1,835
*Interchina Holdings Co., Ltd.                                                        280,000             3,554
*Lai Sun Development Co., Ltd.                                                         86,000             1,323
 Liu Chong Hing Bank, Ltd.                                                             31,000            45,319
 Liu Chong Hing Investment, Ltd.                                                       18,000            16,850
 Miramar Hotel & Investment Co., Ltd.                                                  20,000            30,039
 Moulin International Holdings, Ltd.                                                   21,998            14,278
 Ngai Lik Industrial Holdings, Ltd.                                                    94,000            25,307
 Oriental Press Group, Ltd.                                                            74,000            23,492
 Pacific Century Insurance Holdings, Ltd.                                              50,000            19,553
 Pacific Century Premium Developments, Ltd.                                            60,000            18,234
*QPL International Holdings, Ltd.                                                      23,000   $         2,711
 Road King Infrastructure, Ltd.                                                        28,000            19,956
 SA SA International Holdings, Ltd.                                                    46,000            21,256
 SCMP Group, Ltd.                                                                     122,000            52,841
 Sea Holdings, Ltd.                                                                    38,000            15,120
 Shell Electric Manufacturing (Holdings) Co., Ltd.                                      3,725               688
*Shougang Concord International Enterprises Co., Ltd.                                  90,000             6,446
 Silver Grant International Industries, Ltd.                                           40,000            18,830
 Sun Hung Kai & Co., Ltd.                                                              59,000            15,590
 Tai Cheung Holdings, Ltd.                                                             25,000            13,051
 TCL International Holdings, Ltd.                                                     144,000            25,837
 Varitronix International, Ltd.                                                        20,009            18,217
 Wheelock Properties, Ltd.                                                            124,000            63,609
 Wing On Co. International, Ltd.                                                       18,000            25,423
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $1,509,083)                                                                                   1,385,590
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Hong Kong Dollars
  (Cost $1,565)                                                                                           1,568
                                                                                                ---------------
TOTAL -- HONG KONG
  (Cost $1,510,648)                                                                                   1,387,158
                                                                                                ---------------
ITALY -- (2.8%)
COMMON STOCKS -- (2.8%)
 Acea SpA                                                                               6,000            67,698
 Aem Torino SpA                                                                        10,500            25,797
*Alitalia Linee Aeree Italiane SpA Series A                                           120,000            38,148
 Banca Intermobiliare di Investimenti e Gestoni SpA                                     5,000            40,289
 Banco di Desio e della Brianza SpA                                                     5,000            40,590
 Banco Piccolo Valellinese Scarl SpA                                                    3,375            51,008
 Beni Stabili SpA, Roma                                                                40,000            38,414
 Caltagirone Editore SpA                                                                3,000            26,789
 Caltagirone SpA                                                                        3,250            25,507
 CIR SpA (Cie Industriale Riunite), Torino                                             17,000            46,985
*Cirio Finanziaria SpA                                                                 45,000             9,635
 Class Editore SpA                                                                      3,000             6,287
 Credito Emiliano SpA                                                                   7,080            79,797
 De Longhi SpA                                                                          8,000            29,494
 Erg SpA                                                                                5,000            77,471
 Gewiss SpA                                                                             6,000            36,328
 Gruppo Editoriale L'espresso SpA                                                       3,896            22,259
*Immobiliare Lombardia SpA                                                              7,400             2,048
 Impregilo SpA                                                                          1,900            15,209
 Merloni Elettrodomestici SpA                                                           2,500            31,127
 Milano Assicurazioni SpA                                                              11,000            62,534
 Pirelli & C.Real Estate SpA                                                            1,000            52,894
 Premafin Finanziaria SpA Holding di Partecipazioni, Roma                              21,959            42,517
 Recordati SpA                                                                          4,000            27,294
*SNIA SpA                                                                               5,304             1,843
 Societe Cattolica di Assicurazoni Scarl SpA                                              990            43,308
*Sorin SpA                                                                              7,956            23,816

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
*STA Metallurgica Italiana SpA                                                         15,500   $        12,419
  Vianini Lavori SpA                                                                    5,720            48,940
                                                                                                ---------------
TOTAL -- ITALY
  (Cost $650,361)                                                                                     1,026,445
                                                                                                ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
 Addtech AB Series B                                                                    2,500            21,825
 Axfood AB                                                                              1,800            44,779
 Bergman & Beving AB Series B                                                           2,500            28,096
 Bilia AB Series A                                                                      2,975            50,417
 Billerud AB                                                                            2,100            25,376
*Boliden AB                                                                             5,500            22,501
*Capio AB                                                                               2,700            42,549
 Carbo AB                                                                               2,400            58,485
 Castellum AB                                                                           1,500            57,835
 D. Carnegie & Co. AB                                                                   2,150            22,085
*Elekta AB                                                                                800            30,206
 Eniro AB                                                                               5,400            61,478
 Haldex AB                                                                              1,680            29,732
 Hoganas AB Series B                                                                    1,300            34,273
 Invik and Co. AB Series B                                                              7,350            59,989
 Kungsleden AB                                                                          1,400            34,744
 Lagercrantz Group AB Series B                                                          2,500             6,269
 Lindex AB                                                                                700            31,133
*Lundin Petroleum AB                                                                    6,500            46,951
*Modern Times Group AB Series B                                                         1,700            52,430
 Nibe Industrier AB                                                                       100             2,691
 Nobia AB                                                                               1,700            27,177
 Observer AB                                                                            2,880            11,630
*OMHEX AB                                                                               5,300            63,953
 Rottneros Bruk AB                                                                     11,700            10,953
*Scribona AB Series A                                                                   1,500             2,928
*Telelogic AB                                                                           9,000            20,334
 Tietoenator Corp. AB                                                                   1,015            31,136
 Trelleborg AB Series B                                                                 3,600            55,928
 WM-Data AB Series B                                                                    8,800            22,923
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $710,579)                                                                                     1,010,806
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Swedish Krona
   (Cost $2,873)                                                                                          2,806
                                                                                                ---------------
TOTAL -- SWEDEN
  (Cost $713,452)                                                                                     1,013,612
                                                                                                ---------------
SINGAPORE -- (2.6%)
COMMON STOCKS -- (2.6%)
 Amtek Engineering, Ltd.                                                               18,750            10,002
 Ascott Group, Ltd.                                                                   204,000            59,206
 Bukit Sembawang Estates, Ltd.                                                          1,000             7,970
 Cerebos Pacific, Ltd.                                                                 15,000            28,030
 CH Offshore, Ltd.                                                                     17,400             3,642
*China Aviation Oil (Singapore) Corp., Ltd.                                           127,680            73,921
 Chuan Hup Holdings, Ltd.                                                              87,000            38,614
 Fu Yu Manufacturing, Ltd.                                                             78,750            23,774
 GK Goh Holdings, Ltd.                                                                 17,000             9,328
 Guocoland, Ltd.                                                                       42,900            34,701
 Hong Leong Asia, Ltd.                                                                 46,000            26,323
 Hotel Plaza, Ltd.                                                                     25,000   $        13,424
 Hotel Properties, Ltd.                                                                32,000            24,171
 Hwa Hong Corp., Ltd.                                                                  85,000            29,595
*Interra Resources, Ltd.                                                                  480                56
 Jurong Technologies Industrial Corp., Ltd.                                            55,000            52,923
 K1 Ventures, Ltd.                                                                    120,000            19,031
 Keppel Telecommunications and Transportation, Ltd.                                    72,000            37,368
 Kim Eng Holdings, Ltd.                                                                65,000            48,725
 Labroy Marine, Ltd.                                                                  100,000            44,261
 MCL Land, Ltd.                                                                        48,000            35,372
 Metro Holdings, Ltd.                                                                  83,000            25,109
*Orchard Parade Holdings, Ltd.                                                         11,239             2,522
 Robinson & Co., Ltd.                                                                   9,600            33,983
 SBS Transit, Ltd.                                                                     23,000            29,930
 Singapore Food Industries, Ltd.                                                       71,000            42,543
 Straits Trading Co., Ltd.                                                             61,200            82,892
*Tuan Sing Holdings, Ltd.                                                              44,000             2,495
 UOB-Kay Hian Holdings, Ltd.                                                          107,000            59,922
 WBL Corp., Ltd.                                                                       22,000            40,608
                                                                                                ---------------
TOTAL -- COMMON STOCKS
  (Cost $745,692)                                                                                       940,441
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Singapore Dollars
   (Cost $3,720)                                                                                          3,709
                                                                                                ---------------
TOTAL -- SINGAPORE
  (Cost $749,412)                                                                                       944,150
                                                                                                ---------------
FINLAND -- (2.5%)
COMMON STOCKS -- (2.5%)
 Amer-Yhtymae Oyj Series A                                                              3,300            56,085
 Elcoteq Network Oyj                                                                      500             9,810
 Finnair Oyj                                                                            3,800            32,389
 Finnlines Oyj                                                                          1,800            30,748
 Huhtamaki Van Leer Oyj                                                                 4,350            66,049
 KCI Konecranes International Oyj                                                         600            24,508
 Kemira GrowHow Oyj                                                                       977             7,569
 Kemira Oyj                                                                             4,600            61,233
 Kesko Oyj                                                                              2,400            57,524
 Nokian Renkaat Oyj                                                                     3,900            69,591
 Okobank Class A                                                                        3,200            51,050
 Pohjola Group P.L.C. Series D                                                          6,600            83,773
 Raisio Group P.L.C. Series V                                                           4,000            10,731
 Rautaruukki Oyj Series K                                                               6,200            87,342
*Stonesoft Corp.                                                                        2,191             1,807
 Uponor Oyj Series A                                                                    3,000            55,646
 Viking Line AB                                                                           400            12,084
 Wartsila Corp. Oyj Series B                                                            3,900           117,329
 Yit-Yhtymae Oyj                                                                        2,600            83,974
                                                                                                ---------------
TOTAL -- FINLAND
  (Cost $461,940)                                                                                       919,242
                                                                                                ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
 Aalberts Industries NV                                                                   569            25,048
 AFC Ajax NV                                                                              864             9,991
 AM NV                                                                                  1,364            14,279
*ASM International NV                                                                   1,000            14,596

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 Athlon Groep NV                                                                          411   $        10,146
 Boskalis Westminster NV                                                                1,282            46,538
 Buhrmann NV                                                                            4,178            38,289
*Draka Holding NV                                                                         762            10,147
 Eriks Group NV                                                                           272            10,234
*Fox Kids Europe NV                                                                       783            12,904
 Getronics NV                                                                          20,370            33,313
 Grolsche NV                                                                              800            23,246
*Hagemeyer NV                                                                          12,600            29,935
 Heijmans NV                                                                              496            21,188
 Imtech NV                                                                              1,285            42,352
 Kas Bank NV                                                                              488             9,401
*Kendrion NV                                                                            1,337             2,400
 Koninklijke Bam NV                                                                       502            31,676
 Koninklijke Frans Maas Groep NV                                                          810            27,429
 Koninklijke Nedlloyd NV                                                                1,315            90,239
 Koninklijke Ten Cate NV                                                                  114             9,593
 Koninklijke Vopak NV                                                                   1,141            26,117
*Laurus NV                                                                              4,820            16,342
 Nutreco Holding NV                                                                     1,308            42,117
 NV Holdingsmij de Telegraaf                                                            1,000            21,482
 Oce NV                                                                                 2,356            34,135
 Opg Groep NV Series A                                                                    453            28,928
*Semiconductor Industries NV                                                            1,100             5,535
 Sligro Food Group NV                                                                     462            19,910
 Stork NV                                                                                 900            35,739
 Twentsche Kabel Holding NV                                                               677            29,476
 United Services Group NV                                                                 815            24,125
 Univar NV                                                                                550            16,570
 Van Der Mollen Holding NV                                                                995             5,016
*Versatel Telecom International NV                                                     19,200            46,090
 Wegener Arcade NV                                                                      1,631            20,269
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $812,040)                                                                                       884,795
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*Boskalis Westminster NV Coupons 06/02/05                                               1,282                 0
*Eriks Group NV Coupons 06/01/05                                                          136                 0
*Nutreco Holding NV Coupons 06/07/05                                                    1,308                 0
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                                   0
                                                                                                ---------------
TOTAL -- NETHERLANDS
  (Cost $812,040)                                                                                       884,795
                                                                                                ---------------
DENMARK -- (1.7%)
COMMON STOCKS -- (1.7%)
*Alm. Brand A.S.                                                                          778            26,778
 Bang & Olufsen Holding A.S. Series B                                                     450            28,943
 Coloplast A.S.                                                                         1,616            91,043
 DFDS A.S., Copenhagen                                                                    384            23,399
 DSV, De Sammensluttede Vognmaend A.S.                                                    450            34,900
 FLS Industries Series B                                                                1,240            23,065
 GN Great Nordic A.S.                                                                   5,000            57,428
*Jyske Bank A.S.                                                                        2,220            84,813
 Koebenhavns Lufthavne                                                                    290            64,178
 NKT Holding A.S.                                                                         960            37,347
*SAS Danmark A.S.                                                                       1,739            15,697
 Sydbank A.S.                                                                           1,600   $        33,192
*Topdanmark A.S.                                                                        1,450           104,114
 Treka A.S.                                                                               700            18,195
                                                                                                ---------------
TOTAL -- DENMARK
  (Cost $323,264)                                                                                       643,092
                                                                                                ---------------
GREECE -- (1.7%)
COMMON STOCKS -- (1.7%)
 Aktor Technical Co. S.A                                                                6,480            25,626
 Athens Water Supply & Sewage Co. S.A.                                                  4,400            30,820
 Attica Holdings S.A.                                                                   7,500            26,533
 Babis Vovos S.A.                                                                       2,600            44,087
 Bank of Attica S.A.                                                                    6,400            37,205
 Egnatia Bank S.A.                                                                      2,980             9,893
 Germanos S.A.                                                                          1,900            59,486
 Hellenic Duty Free Shops S.A.                                                          3,700            61,054
 Hellenic Technodomiki S.A.                                                             4,560            23,781
 Heracles General Cement Co.                                                            5,400            59,114
 Hyatt Regency S.A.                                                                     4,700            54,048
 Iaso S.A.                                                                              2,560             9,410
 Intracom S.A.                                                                          5,500            28,231
 J&P-Avax S.A.                                                                          5,200            24,294
 Kego S.A.                                                                              4,390             5,885
*Lambrakis Press S.A.                                                                   5,806            20,737
*N.B.G. Real Estate Development Co.                                                     6,100            27,054
 Technical Olympic S.A.                                                                 5,500            31,582
 Viohalco S.A.                                                                          9,200            59,029
                                                                                                ---------------
TOTAL -- GREECE
  (Cost $562,288)                                                                                       637,869
                                                                                                ---------------
SPAIN -- (1.7%)
COMMON STOCKS -- (1.7%)
 Abengoa SA                                                                             2,800            30,146
*Amper SA                                                                               1,600            10,132
 Banco de Valencia SA                                                                   3,734           108,617
 Banco Pastor SA                                                                        1,200            44,795
 Campofrio Alimentacion SA                                                              1,466            24,360
 Compania de Distribucion Integral Logista SA                                           1,100            54,971
 Cortefiel SA                                                                           3,300            75,767
 Europistas Concesionaria Espanola SA                                                   3,356            22,955
 Faes Farma SA                                                                          2,111            39,506
 Grupo Empresarial Ence SA                                                              1,200            32,738
 Inmobiliaria Urbis SA                                                                  4,600            78,060
 Prosegur Cia de Seguridad SA                                                           2,200            46,144
*Puleva Biotech SA                                                                        244               807
*Uralita SA                                                                             5,700            28,436
 Viscofan Industria Navarra de Envolturas Celulosicas SA                                2,730            26,465
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $271,498)                                                                                       623,899
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*Banco Valencia SA Rights 06/07/05                                                      3,734             2,252
*Faes Farma SA Rights 07/06/05                                                          2,111             4,884
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                               7,136
                                                                                                ---------------
TOTAL -- SPAIN
  (Cost $271,498)                                                                                       631,035
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------   ---------------
 BELGIUM -- (1.5%)
 COMMON STOCKS -- (1.5%)
 Ackermans & Van Haaren SA                                                              1,200   $        47,616
 Barco (New) NV                                                                           500            36,319
 Bekaert SA                                                                               500            37,067
 Brederode SA                                                                             592            14,886
 Cofinimmo SA                                                                             365            57,967
 Compagnie Maritime Belge                                                               1,500            48,981
*Cumerio                                                                                  525             7,236
*Cumerio VVPR                                                                              25                 1
 Deceuninck SA                                                                          1,300            38,040
 D'Ieteren SA                                                                             185            36,734
 Euronav SA                                                                             1,500            44,431
 Exmar NV                                                                                 300            18,059
*Immobel (Cie Immobiliere de Belgique SA)                                                 200             8,601
 Omega Pharma SA                                                                        1,200            61,172
*Solvus SA                                                                                703            13,474
*Solvus SA Interim Strip VVPR                                                               3                 0
 Spector Photo Group SA                                                                   188             1,505
 Telindus Group SA                                                                        888             9,826
 Tessenderlo Chemie                                                                       800            30,986
*Umicore-Strip VVPR                                                                        25                 3
 Union Miniere SA                                                                         525            41,238
 Warehouses de Pauw Sicafi                                                                184             8,031
                                                                                                ---------------
TOTAL -- BELGIUM
  (Cost $383,257)                                                                                       562,173
                                                                                                ---------------
NORWAY -- (1.5%)
COMMON STOCKS -- (1.5%)
*Aker Kvaerner OGEP ASA                                                                 1,423            53,770
 Aker Yards ASA                                                                           877            32,137
 Ekornes ASA                                                                            1,600            31,174
*Nera ASA                                                                               4,600             9,763
 Prosafe ASA                                                                            1,400            42,069
 Rieber and Son ASA Series A                                                            3,600            28,735
 Schibsted ASA                                                                          3,600            95,022
 Smedvig ASA Series A                                                                   2,600            45,516
 Tandberg ASA Series A                                                                  5,200            55,593
*Tandberg Television ASA                                                                2,600            29,737
 Tomra Systems ASA                                                                      9,200            39,723
 Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                2,800            71,153
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $279,441)                                                                                       534,392
                                                                                                ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Norwegian Krone
   (Cost $3,963)                                                                                          3,936
                                                                                                ---------------
TOTAL -- NORWAY
  (Cost $283,404)                                                                                       538,328
                                                                                                ---------------
IRELAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 DCC P.L.C.                                                                             2,250            44,609
 FBD Holdings P.L.C.                                                                    1,308            38,227
 Fyffes P.L.C.                                                                         13,698            38,422
 Glanbia P.L.C.                                                                        12,578            40,766
 Greencore Group P.L.C.                                                                 7,282            30,598
 IAWS Group P.L.C.                                                                      4,260   $        63,934
 Independent News & Media P.L.C.                                                       15,021            46,183
 Jurys Hotel Group P.L.C.                                                               2,702            50,493
 Kingspan Group P.L.C.                                                                  7,161            83,356
 United Drug P.L.C.                                                                     9,000            37,767
*Waterford Wedgwood P.L.C.                                                             70,325             3,548
                                                                                                ---------------
TOTAL -- IRELAND
  (Cost $281,132)                                                                                       477,903
                                                                                                ---------------
NEW ZEALAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 Cavalier Corp., Ltd.                                                                   8,600            22,084
 New Zealand Refining Co., Ltd.                                                         3,208            76,166
 Port of Tauranga, Ltd.                                                                11,600            38,353
 Ports of Auckland                                                                      4,770            26,512
*Tower, Ltd.                                                                           47,501            69,304
 Trustpower, Ltd.                                                                      36,022           143,022
 Waste Management NZ, Ltd.                                                             13,200            57,135
                                                                                                ---------------
TOTAL -- NEW ZEALAND
  (Cost $186,575)                                                                                       432,576
                                                                                                ---------------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 Agrana Beteiligungs AG                                                                   319            28,602
 Boehler-Uddeholm AG                                                                      385            49,688
*CA Immobilien Anlagen AG                                                               1,029            25,810
 Flughafen Wien AG                                                                        543            34,778
 Lenzing AG                                                                               106            25,112
 Mayr-Melnhof Karton AG                                                                   420            59,863
 Oberbank AG                                                                              305            30,089
*RHI AG, Wien                                                                             833            22,962
 Voestalpine AG                                                                           752            50,700
                                                                                                ---------------
TOTAL COMMON STOCKS
  (Cost $197,082)                                                                                       327,604
                                                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
*Boehler-Uddeholm AG Rights 06/02/05                                                      385                 0
*CA Immobilien Anlagen AG Rights 06/01/05                                               1,029                13
                                                                                                ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                                  13
                                                                                                ---------------
TOTAL -- AUSTRIA
  (Cost $197,082)                                                                                       327,617
                                                                                                ---------------
PORTUGAL -- (0.7%)
COMMON STOCKS -- (0.7%)
 Jeronimo Martins SGPS SA                                                               7,618           106,624
 Portucel-Empresa Produtora de Pasta de Papel SA                                       20,700            35,695
 Sociedade de Investimento e Gestao SGPS SA                                             6,200            35,138
*Sonaecom SGPS SA                                                                      13,800            59,505
 Teixeira Duarte Engenharia e Construcoes SA                                           22,200            30,048
                                                                                                ---------------
TOTAL -- PORTUGAL
   (Cost $161,416)                                                                                      267,010
                                                                                                ---------------

                                                                                       SHARES            VALUE+
                                                                              ---------------    --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Euro Currency                                                                                  $        14,915
                                                                                                ---------------
TOTAL -- EMU
  (Cost $15,856)                                                                                         14,915
                                                                                                ---------------

MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
*Promet Berhad                                                                         23,000                 0
                                                                                                ---------------
TOTAL -- MALAYSIA
  (Cost $19,272)                                                                                              0
                                                                                                ---------------

                                                                                    FACE
                                                                                   AMOUNT
                                                                              ---------------
                                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
^Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
   (Collateralized by $352,586 U.S. TIPS 1.875%, 07/15/13, valued at
   $380,588) to be repurchased at $373,126
   (Cost $373,095)                                                            $           373           373,095
                                                                                                ---------------
TOTAL INVESTMENTS-- (100.0%)
   (Cost $29,809,475)                                                                           $    36,926,545
                                                                                                ===============

----------
 + Securities have been fair valued. See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                          VA SHORT-TERM FIXED PORTFOLIO

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)                VALUE+
                                                                              ---------------   ---------------
UNITED STATES -- (75.0%)
COMMERCIAL PAPER -- (34.9%)
Barclays US Funding Corp.
   3.020%, 06/03/05                                                           $         1,300   $     1,299,784
Barton Capital Corp.
   3.070%, 07/20/05                                                                     1,300         1,294,474
Canadian Wheat Board
   2.960%, 06/27/05                                                                       500           498,912
CBA (DE) Finance, Inc.
   3.060%, 07/12/05                                                                     1,300         1,295,459
Ciesco L.P. 3.020%,
   06/15/05                                                                             1,400         1,398,350
Compass Securitization LLC
   3.030%, 06/15/05                                                                       500           499,411
   3.040%, 06/29/05                                                                       800           798,097
Dexia Delaware LLC
   2.870%, 06/08/05                                                                     1,000           999,419
Govco, Inc.
   3.070%, 07/06/05                                                                       800           797,609
   3.130%, 07/25/05                                                                       500           497,637
KFW International Finance, Inc.
   3.040%, 06/01/05                                                                       500           500,000
Nestle Capital Corp.
   2.860%, 06/03/05                                                                       600           599,900
   2.880%, 06/06/05                                                                       700           699,709
Network Rail Finance P.L.C
   3.010%, 06/07/05                                                                       800           799,601
   3.080%, 07/13/05                                                                       400           398,567
Paccar Financial Corp.
   2.910%, 06/03/05                                                                       900           899,850
   3.100%, 08/10/05                                                                       400           397,542
Total Capital SA
   3.050%, 07/11/05                                                                     1,300         1,295,576
UBS Finance Delaware, Inc.
   3.010%, 06/17/05                                                                       500           499,335
Windmill Funding Corp.
   3.100%, 07/18/05                                                                     1,100         1,095,518
                                                                                                ---------------
TOTAL COMMERCIAL PAPER
   (Cost $16,565,035)                                                                                16,564,750
                                                                                                ---------------
AGENCY OBLIGATIONS -- (25.7%)
Federal Farm Credit Bank
   2.600%, 09/07/06                                                                       900           887,687
   2.750%, 09/29/06                                                                       200           197,496
Federal Home Loan Bank
   1.875%, 06/15/06                                                                     1,800         1,767,303
   3.500%, 08/15/06                                                                     1,000           997,829
   2.875%, 02/15/07                                                                     1,200         1,182,829
Federal Home Loan Mortgage Corporation
   2.750%, 08/15/06                                                                       700           692,283
   2.750%, 10/15/06                                                                     2,600         2,566,931
Federal National Mortgage Association
   3.125%, 07/15/06                                                           $         1,400   $     1,391,655
   2.375%, 02/15/07                                                                     1,000           977,331
   5.250%, 04/15/07                                                                     1,500         1,538,414
                                                                                                ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $12,285,296)                                                                                12,199,758
                                                                                                ---------------

BONDS -- (14.4%)
Citigroup, Inc.
   5.750%, 05/10/06                                                                     1,200         1,220,664
General Electric Capital Corp.
   2.970%, 07/26/06                                                                       800           792,218
KFW International Finance, Inc.
   5.250%, 06/28/06                                                                       800           811,501
Landesbank Baden-Wuerttemberg
   4.150%, 03/30/07                                                                     1,200         1,203,617
Toyota Motor Credit Corp.
   2.900%, 07/14/06                                                                     1,200         1,184,828
US Bank NA
   2.850%, 11/15/06                                                                       700           688,965
Wal-Mart Stores, Inc.
   5.450%, 08/01/06                                                                       600           610,430
Wells Fargo & Co.
   5.900%, 05/21/06                                                                       300           305,557
                                                                                                ---------------

TOTAL BONDS
   (Cost $6,876,220)                                                                                  6,817,780
                                                                                                ---------------
TOTAL -- UNITED STATES
   (Cost $35,726,551)                                                                                35,582,288
                                                                                                ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.3%)
BONDS -- (8.3%)
Asian Development Bank
   4.875%, 02/05/07                                                                     1,300         1,327,664
European Investment Bank
   3.000%, 08/15/06                                                                     1,200         1,192,763
International Finance Corp.
   5.250%, 05/02/06                                                                       400           404,458
   4.750%, 04/30/07                                                                     1,000         1,017,760
                                                                                                ---------------
TOTAL  SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $3,958,855)                                                                                  3,942,645
                                                                                                ---------------
AUSTRIA -- (2.8%)
BONDS -- (2.8%)
Oesterreichische Kontrollbank AG
   5.125%, 03/20/07
   (Cost $1,326,859)                                                                    1,300         1,332,035
                                                                                                ---------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Institut de Credito Oficial
   4.625%, 11/29/06
   (Cost $1,222,980)                                                                    1,200         1,212,581
                                                                                                ---------------

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)                 VALUE+
                                                                              ---------------   ---------------
CANADA -- (2.3%)
BONDS -- (2.3%)
Ontario, Province of
   2.650%, 12/15/06
   (Cost $1,080,047)                                                          $         1,100   $     1,081,401
                                                                                                ---------------
GERMANY -- (2.1%)
BONDS -- (2.1%)
Landwirtschaft Rentenbank
   4.875%, 03/12/07
   (Cost $1,016,073)                                                                    1,000         1,017,023
                                                                                                ---------------
SWEDEN  -- (2.1%)
BONDS -- (2.1%)
Swedish Export Credit Corp.
   2.875%, 01/26/07
   (Cost $990,877)                                                                      1,000           984,240
                                                                                                ---------------
NORWAY -- (1.9%)
BONDS -- (1.9%)
Eksportfinans ASA
   5.750%, 06/06/06
   (Cost $927,970)                                                                        900           917,986
                                                                                                ---------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
BP Capital Markets P.L.C.
   2.750%, 12/29/06
   (Cost $686,154)                                                                        700           688,949
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $575,000 FHLMC Notes 4.00%, 09/22/09, valued at
    $575,719) to be repurchased at $567,046
    (Cost $567,000)                                                                       567           567,000
                                                                                                ---------------
TOTAL INVESTMENTS -- (99.8%)
  (Cost $47,503,366)                                                                                 47,326,148
                                                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
  Interest Receivable                                                                                   272,609
  Due to Advisor                                                                                         (9,870)
  Other Liabilities in Excess of Other Assets                                                          (149,908)
                                                                                                ---------------
                                                                                                        112,831
                                                                                                ---------------
NET ASSETS -- (100.0%)
  Applicable to 4,673,537 Outstanding $0.01 Par Value Shares (50,000,000
    Shares Authorized)                                                                          $    47,438,979
                                                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                        $         10.15
                                                                                                ===============

----------
 + See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                                  MAY 31, 2005
                                  (UNAUDITED)

                                                                                   FACE
                                                                                  AMOUNT                 VALUE+
                                                                              ---------------   ---------------
                                                                                   (000)
UNITED STATES -- (31.3%)
BONDS -- (18.4%)
   Citigroup, Inc.
       4.250%, 07/29/09                                                       $         1,400   $     1,401,670
   General Electric Capital Corp.
       3.250%, 06/15/09                                                                 1,260         1,215,606
   Gillette Co.
       3.800%, 09/15/09                                                                 1,000           988,277
   Pfizer, Inc.
       5.625%, 04/15/09                                                                   600           630,922
   Procter & Gamble Co.
       6.875%, 09/15/09                                                                 1,039         1,149,991
   US Bank NA
       3.400%, 03/02/09                                                                   950           924,044
   Wal-Mart Stores, Inc.
       6.875%, 08/10/09                                                                 1,200         1,322,776
   Wells Fargo & Co.
       3.125%, 04/01/09                                                                 1,100         1,061,696
   Westdeutsche Landesbank
       6.050%, 01/15/09                                                                 1,100         1,162,080
                                                                                                ---------------
TOTAL BONDS
   (Cost $9,964,687)                                                                                  9,857,062
                                                                                                ---------------
AGENCY OBLIGATIONS -- (12.9%)
   Federal Farm Credit Bank
       4.125%, 04/15/09                                                                    500           503,005
   Federal Home Loan Bank
       3.000%, 04/15/09                                                                    500           483,521
       4.000%, 11/13/09                                                                  1,200         1,198,354
       3.875%, 01/15/10                                                                    300           298,825
   Federal Home Loan Mortgage Corporation
       5.750%, 03/15/09                                                                  1,270         1,350,670
      @3.750%, 07/15/09                                                                    700           897,841
       6.625%, 09/15/09                                                                    680           750,194
   Federal National Mortgage Association
       3.250%, 02/15/09                                                                  1,500         1,463,217
                                                                                                ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $7,002,334)                                                                                  6,945,627
                                                                                                ---------------
TOTAL -- UNITED STATES
   (Cost $16,967,021)                                                                                16,802,689
                                                                                                ---------------
CANADA -- (12.4%)
BONDS -- (12.4%)
   BP Canada Finance
       3.625%, 01/15/09                                                                   225           222,528
 **British Columbia, Province of
       6.250%, 12/01/09                                                                 1,500         1,332,110
 **Canada Housing Trust
       4.650%, 09/15/09                                                                 1,800         1,500,174
 **Canada, Goverment of
       4.250%, 09/01/09                                                                 1,250         1,031,509
 **Ontario, Province of
       6.200%, 11/19/09                                                       $         1,500   $     1,328,131
 **Toyota Credit Canada
       4.250%, 06/17/09                                                                 1,000           815,573
       4.750%, 06/29/09                                                                   500           414,710
                                                                                                ---------------
TOTAL -- CANADA
   (Cost $6,529,171)                                                                                  6,644,735
                                                                                                ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.2%)
BONDS -- (9.2%)
   Asian Development Bank
       5.948%, 05/20/09                                                                 1,000         1,070,007
   European Investment Bank
       3.375%, 03/16/09                                                                 1,200         1,180,297
      ~4.000%, 04/15/09                                                                   800           113,017
   Inter-American Development Bank
       5.375%, 11/18/08                                                                   400           420,269
     **5.625%, 06/29/09                                                                   940           809,250
   International Finance Corp.
       3.750%, 06/30/09                                                                   400           397,601
   World Bank (International Bank for Reconstruction & Development)
       5.125%, 03/13/09                                                                   900           939,015
                                                                                                ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
   (Cost $4,897,361)                                                                                  4,929,456
                                                                                                ---------------
GERMANY -- (8.1%)
BONDS -- (8.1%)
@Bundesrepublik Deutschland
       5.375%, 01/04/10                                                                   500           687,936
   Deutsche Postbank AG
       5.500%, 02/17/09                                                                   300           315,778
   KFW-Kreditanstalt Fuer Wiederaufbau AG
      ~3.750%, 01/28/09                                                                   400            55,905
      @3.500%, 04/17/09                                                                 1,000         1,273,739
 **Landesbank Baden-Wuerttemberg Foerderbank
       4.500%, 01/26/09                                                                   650           534,882
 **Landwirtschaftliche Rentenbank
       4.250%, 09/01/09                                                                 1,800         1,474,187
                                                                                                ---------------
TOTAL -- GERMANY
   (Cost $4,457,957)                                                                                  4,342,427
                                                                                                ---------------
FRANCE -- (7.7%)
BONDS -- (7.7%)
   Dexia Credit Local
       5.500%, 01/21/09                                                                   600           629,775
  @ERAP
       3.750%, 04/25/10                                                                   500           643,860

                                                                                   FACE
                                                                                  AMOUNT                 VALUE+
                                                                              ---------------   ---------------
                                                                                   (000)
  @French Republic
       3.000%, 01/12/10                                                       $         1,000   $     1,250,434
   Total Capital SA
       3.500%, 01/05/09                                                                 1,100         1,081,334
  @UNEDIC
       3.000%, 02/02/10                                                                   400           499,045
                                                                                                ---------------
TOTAL -- FRANCE
   (Cost $4,245,620)                                                                                  4,104,448
                                                                                                ---------------
NETHERLANDS -- (7.6%)
BONDS -- (7.6%)
   Bank Nederlandse Gemeenten NV
       4.375%, 09/15/09                                                                   700           708,727
  @Dutch Government Bond
       3.000%, 01/15/10                                                                 1,100         1,375,873
   Nederlandse Waterschapsbank NV
       2.750%, 12/30/08                                                                   700           671,493
  ~Rabobank
       4.250%, 01/05/09                                                                 1,600         1,304,153
                                                                                                ---------------
TOTAL -- NETHERLANDS
   (Cost $4,163,867)                                                                                  4,060,246
                                                                                                ---------------
SWEDEN -- (7.0%)
BONDS -- (7.0%)
   Kommuninvest I Sverige AB
      ~4.100%, 05/11/09                                                                 6,000           848,072
       4.000%, 01/21/10                                                                   500           499,522
  ~Stockholm, Sweden
       3.375%, 03/08/10                                                                 6,700           925,749
  ~Swedish Government
       4.000%, 12/01/09                                                                10,300         1,464,241
                                                                                                ---------------
TOTAL -- SWEDEN
   (Cost $3,921,435)                                                                                  3,737,584
                                                                                                ---------------
AUSTRIA -- (4.6%)
BONDS -- (4.6%)
  @Asfinag
       3.250%, 10/19/09                                                                 1,100         1,388,007
   Austria, Republic of
       5.250%, 10/05/09                                                                 1,000         1,049,461
                                                                                                ---------------
TOTAL -- AUSTRIA
   (Cost $2,479,440)                                                                                  2,437,468
                                                                                                ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
   Eksportfinans ASA
       4.375%, 07/15/09
       (Cost $1,282,733)                                                                1,270         1,282,480
                                                                                                ---------------
UNITED KINGDOM --(2.3%)
BONDS -- (2.3%)
  @Network Rail Finance P.L.C
       3.125%, 03/30/09
        (Cost $1,294,511)                                                               1,000         1,254,942
                                                                                                ---------------
SPAIN -- (2.2%)
BONDS -- (2.2%)
   Institut de Credito Oficial
       3.875%, 07/15/09
       (Cost $1,191,801)                                                      $         1,200   $     1,197,075
                                                                                                ---------------
FINLAND -- (2.0%)
BONDS -- (2.0%)
   Republic of Finland
       3.250%, 05/15/09
       (Cost $1,068,143)                                                                1,100         1,079,404
                                                                                                ---------------
EMU -- (0.5%)
INVESTMENT IN CURRENCY -- (0.5%)
  *Euro Currency
       (Cost $262,875)                                                                                  257,129
                                                                                                ---------------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
       (Cost $263)                                                                                          360
                                                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
       (Collateralized by $677,000 FNMA Notes 2.95%, 11/14/07, valued at
       $676,154) to be repurchased at $666,053 (Cost $666,000)                            666           666,000
                                                                                                ---------------
TOTAL INVESTMENTS -- (98.5%)
   (Cost $53,428,198)                                                                                52,796,443
                                                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (1.5%)
   Interest Receivable                                                                                  729,947
   Other Assets in Excess of Other
       Liabilities                                                                                      106,646
   Due to Advisor                                                                                       (11,012)
                                                                                                ---------------
                                                                                                        825,581
                                                                                                ---------------
NETASSETS -- (100.0%) Applicable to 5,081,162 Outstanding $0.01 Par Value
   Shares (50,000,000 Shares Authorized)                                                        $    53,622,024
                                                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                        $         10.55
                                                                                                ===============

----------
 +  See Note B to Financial Statements.
 @  Denominated in Euro Currency.
 **  Denominated in Canadian Dollars.
 ~  Denominated in Swedish Krona.
 *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                                                          VA SMALL        VA LARGE
                                                                                                           VALUE           VALUE
                                                                                                         PORTFOLIO       PORTFOLIO
                                                                                                       -------------   -------------
ASSETS:
Investments at Value (including $461 and $645 of securities on loan, respectively)                     $      67,793   $      76,244
Cash                                                                                                               1               1
Receivables:
   Investment Securities Sold                                                                                    241              19
   Dividends and Interest                                                                                         38             108
   Securities Lending Income                                                                                       2               2
                                                                                                       -------------   -------------
    Total Assets                                                                                              68,075          76,374
                                                                                                       -------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                                              582             668
   Investment Securities Purchased                                                                               326              --
   Fund Shares Redeemed                                                                                          374             190
   Due to Advisor                                                                                                 27              15
Accrued Expenses and Other Liabilities                                                                            16              19
                                                                                                       -------------   -------------
    Total Liabilities                                                                                          1,325             892
                                                                                                       -------------   -------------
NET ASSETS                                                                                             $      66,750   $      75,482
                                                                                                       =============   =============
SHARES OUTSTANDING $0.01 PAR VALUE (50,000,000 Shares Authorized)                                          4,483,246       4,853,491
                                                                                                       =============   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                               $       14.89   $       15.55
                                                                                                       =============   =============
Investments at Cost                                                                                    $      60,983   $      63,958
                                                                                                       =============   =============

                 See accompanying Notes to Financial Statements.

                                                                                                             VA             VA
                                                                                                       INTERNATIONAL   INTERNATIONAL
                                                                                                           VALUE           SMALL
                                                                                                         PORTFOLIO       PORTFOLIO
                                                                                                       -------------   -------------
ASSETS:
Investments at Value (including $4,640 and $388 of securities on loan, respectively)                   $      57,011   $      36,927
Cash                                                                                                              16               1
Receivables:
   Investment Securities Sold                                                                                     18              33
   Dividends, Interest, and Tax Reclaims                                                                         184             144
   Securities Lending Income                                                                                       6               1
   Fund Shares Sold                                                                                               35              23
                                                                                                       -------------   -------------
    Total Assets                                                                                              57,270          37,129
                                                                                                       -------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                                            4,684             373
   Investment Securities Purchased                                                                               218             165
   Fund Shares Redeemed                                                                                           62             136
   Due to Advisor                                                                                                 18              15
   Loan Payable                                                                                                   --              60
Accrued Expenses and Other Liabilities                                                                            16              16
                                                                                                       -------------   -------------
    Total Liabilities                                                                                          4,998             765
                                                                                                       -------------   -------------
NET ASSETS                                                                                             $      52,272   $      36,364
                                                                                                       =============   =============
SHARES OUTSTANDING $0.01 PAR VALUE (50,000,000 Shares Authorized)                                          3,689,881       3,211,658
                                                                                                       =============   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                               $       14.17   $       11.32
                                                                                                       =============   =============
Investments at Cost                                                                                    $      46,311   $      29,809
                                                                                                       =============   =============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                                                           VA
                                                                                        VA SMALL        VA LARGE      INTERNATIONAL
                                                                                          VALUE           VALUE           VALUE
                                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                      -------------   -------------   -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and $109, respectively)         $         306   $         490   $         942
   Interest                                                                                       9               7               4
   Income from Securities Lending                                                                13               6              22
                                                                                      -------------   -------------   -------------
        Total Investment Income                                                                 328             503             968
                                                                                      -------------   -------------   -------------
EXPENSES
   Investment Advisory Services                                                                 161              91             104
   Accounting & Transfer Agent Fees                                                              33              37              33
   Custodian Fees                                                                                 3               4              10
   Legal Fees                                                                                     1               1               1
   Audit Fees                                                                                     1               1               1
   Filing Fees                                                                                    1              --              --
   Shareholders' Reports                                                                          6               7               5
   Directors' Fees and Expenses                                                                  --               1              --
   Other                                                                                          1               1              --
                                                                                      -------------   -------------   -------------
        Total Expenses                                                                          207             143             154
                                                                                      -------------   -------------   -------------
   NET INVESTMENT INCOME (LOSS)                                                                 121             360             814
                                                                                      -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                     5,828           1,184             684
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     --              --              11
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                              (6,834)          1,707            (304)
     Translation of Foreign Currency Denominated Amounts                                         --              --             (10)
                                                                                      -------------   -------------   -------------
   NET GAIN (LOSS)                                                                           (1,006)          2,891             381
                                                                                      -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $        (885)  $       3,251   $       1,195
                                                                                      =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                                                           VA              VA
                                                                                      INTERNATIONAL    SHORT-TERM       VA GLOBAL
                                                                                          SMALL           FIXED            BOND
                                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                      -------------   -------------   -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $49, $0 and $0, respectively)          $         521              --              --
   Interest                                                                                       4   $         620   $         890
   Income from Securities Lending                                                                 7              --              --
                                                                                      -------------   -------------   -------------
        Total Investment Income                                                                 532             620             890
                                                                                      -------------   -------------   -------------
EXPENSES
   Investment Advisory Services                                                                  91              56              61
   Accounting & Transfer Agent Fees                                                              23              11              30
   Custodian Fees                                                                                10               2               3
   Legal Fees                                                                                     2               1               1
   Audit Fees                                                                                     1               1               1
   Shareholders' Reports                                                                          3               5               4
   Other                                                                                          2               4               2
                                                                                      -------------   -------------   -------------
        Total Expenses                                                                          132              80             102
                                                                                      -------------   -------------   -------------
   NET INVESTMENT INCOME (LOSS)                                                                 400             540             788
                                                                                      -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                                       852            (118)           (266)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                     (1)             --             486
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                                 392               1            (691)
     Translation of Foreign Currency Denominated Amounts                                         (8)             --             728
                                                                                      -------------   -------------   -------------
   NET GAIN (LOSS)                                                                            1,235            (117)            257
                                                                                      -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $       1,635   $         423   $       1,045
                                                                                      =============   =============   =============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                   VA SMALL VALUE PORTFOLIO           VA LARGE VALUE PORTFOLIO
                                                              ---------------------------------   ---------------------------------
                                                                 SIX MONTHS           YEAR          SIX MONTHS            YEAR
                                                                   ENDED             ENDED             ENDED             ENDED
                                                                   MAY 31,          NOV. 30,           MAY 31,          NOV. 30,
                                                                    2005              2004              2005              2004
                                                              ---------------   ---------------   ---------------   ---------------
                                                                (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                               $           121   $           172   $           360   $           674
   Net Realized Gain (Loss) on Investment Securities Sold               5,828             6,777             1,184             1,668
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                             (6,834)            5,424             1,707             8,569
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) in Net Assets Resulting
         from Operations                                                 (885)           12,373             3,251            10,911
                                                              ---------------   ---------------   ---------------   ---------------
Distributions From:
   Net Investment Income                                                 (227)              (57)             (699)             (553)
   Net Short-Term Gains                                                (1,474)           (1,650)               --                --
   Net Long-Term Gains                                                 (5,299)           (2,959)               --                --
                                                              ---------------   ---------------   ---------------   ---------------
        Total Distributions                                            (7,000)           (4,666)             (699)             (553)
                                                              ---------------   ---------------   ---------------   ---------------
Capital Share Transactions (1):
   Shares Issued                                                        8,594            11,135             7,538            15,452
   Shares Issued in Lieu of Cash Distributions                          7,000             4,666               699               553
   Shares Redeemed                                                     (5,526)           (6,992)           (4,878)           (4,907)
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) from Capital Share
         Transactions                                                  10,068             8,809             3,359            11,098
                                                              ---------------   ---------------   ---------------   ---------------
        Total Increase (Decrease)                                       2,183            16,516             5,911            21,456
NET ASSETS
   Beginning of Period                                                 64,567            48,051            69,571            48,115
                                                              ---------------   ---------------   ---------------   ---------------
   End of Period                                              $        66,750   $        64,567   $        75,482   $        69,571
                                                              ===============   ===============   ===============   ===============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         579               738               493             1,130
    Shares Issued in Lieu of Cash Distributions                           459               333                46                42
    Shares Redeemed                                                      (364)             (461)             (319)             (359)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          674               610               220               813
                                                              ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                              VA INTERNATIONAL VALUE PORTFOLIO    VA INTERNATIONAL SMALL PORTFOLIO
                                                              ---------------------------------   ---------------------------------
                                                                 SIX MONTHS          YEAR            SIX MONTHS           YEAR
                                                                   ENDED            ENDED              ENDED             ENDED
                                                                   MAY 31,         NOV. 30,           MAY 31,           NOV. 30,
                                                                    2005             2004               2005              2004
                                                              ---------------   ---------------   ---------------   ---------------
                                                                (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                               $           814   $           805   $           400   $           467
   Net Realized Gain (Loss) on Investment Securities Sold                 684               654               852               763
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                           11                (2)               (1)               14
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency                          (304)            9,044               392             5,946
     Translation of Foreign Currency Denominated Amounts                  (10)                4                (8)                5
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) in Net Assets Resulting
          from Operations                                               1,195            10,505             1,635             7,195
                                                              ---------------   ---------------   ---------------   ---------------
Distributions From:
   Net Investment Income                                                 (934)             (526)             (633)             (403)
   Net Short-Term Gains                                                  (141)               --               (88)             (300)
   Net Long-Term Gains                                                   (463)           (1,123)             (572)             (691)
                                                              ---------------   ---------------   ---------------   ---------------
        Total Distributions                                            (1,538)           (1,649)           (1,293)           (1,394)
                                                              ---------------   ---------------   ---------------   ---------------
Capital Share Transactions (1):
   Shares Issued                                                        5,815            10,091             4,148             8,324
   Shares Issued in Lieu of Cash Distributions                          1,538             1,649             1,293             1,394
   Shares Redeemed                                                     (3,684)           (5,350)           (3,238)           (3,514)
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) from Capital Share
         Transactions                                                   3,669             6,390             2,203             6,204
                                                              ---------------   ---------------   ---------------   ---------------
        Total Increase (Decrease)                                       3,326            15,246             2,545            12,005
NET ASSETS
   Beginning of Period                                                 48,946            33,700            33,819            21,814
                                                              ---------------   ---------------   ---------------   ---------------
   End of Period                                              $        52,272   $        48,946   $        36,364   $        33,819
                                                              ===============   ===============   ===============   ===============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         400               802               360               837
    Shares Issued in Lieu of Cash Distributions                           109               144               118               158
    Shares Redeemed                                                      (255)             (432)             (280)             (354)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          254               514               198               641
                                                              ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                VA SHORT-TERM FIXED PORTFOLIO          VA GLOBAL BOND PORTFOLIO
                                                              ---------------------------------   ---------------------------------
                                                                 SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                                   ENDED             ENDED             ENDED             ENDED
                                                                  MAY 31,           NOV. 30,          MAY 31,           NOV. 30,
                                                                   2005              2004              2005              2004
                                                              ---------------   ---------------   ---------------   ---------------
                                                                (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                               $           540   $           545   $           788   $         1,186
   Net Realized Gain (Loss) on Investment Securities Sold                (118)              (96)             (266)             (198)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                           --                --               486              (250)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                             1              (106)             (691)              333
     Translation of Foreign Currency Denominated Amounts                   --                --               728              (104)
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) in Net Assets Resulting
         from Operations                                                  423               343             1,045               967
                                                              ---------------   ---------------   ---------------   ---------------
Distributions From:
   Net Investment Income                                                 (584)             (409)             (877)             (891)
   Net Short-Term Gains                                                    --              (245)               --              (299)
   Net Long-Term Gains                                                     --               (58)               --              (935)
                                                              ---------------   ---------------   ---------------   ---------------
        Total Distributions                                              (584)             (712)             (877)           (2,125)
                                                              ---------------   ---------------   ---------------   ---------------
Capital Share Transactions (1):
   Shares Issued                                                        8,073            15,786            10,156            16,461
   Shares Issued in Lieu of Cash Distributions                            584               712               877             2,125
   Shares Redeemed                                                     (2,633)           (9,136)           (2,134)           (5,212)
                                                              ---------------   ---------------   ---------------   ---------------
        Net Increase (Decrease) from Capital Share
          Transactions                                                  6,024             7,362             8,899            13,374
                                                              ---------------   ---------------   ---------------   ---------------
        Total Increase (Decrease)                                       5,863             6,993             9,067            12,216
NET ASSETS
   Beginning of Period                                                 41,576            34,583            44,555            32,339
                                                              ---------------   ---------------   ---------------   ---------------
   End of Period                                              $        47,439   $        41,576   $        53,622   $        44,555
                                                              ===============   ===============   ===============   ===============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         798             1,552               976             1,567
    Shares Issued in Lieu of Cash Distributions                            58                71                84               206
    Shares Redeemed                                                      (260)             (899)             (204)             (500)
                                                              ---------------   ---------------   ---------------   ---------------
                                                                          596               724               856             1,273
                                                              ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           VA SMALL VALUE PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED          ENDED        ENDED         ENDED         ENDED         ENDED
                                              MAY 31,        NOV. 30      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                               2005           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     16.95    $    15.02    $    10.83    $    11.45    $    11.01    $    12.78
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.03          0.05          0.02          0.03          0.07          0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     (0.24)         3.34          4.94          0.10          2.31          0.58
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations              (0.21)         3.39          4.96          0.13          2.38          0.68
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.06)        (0.02)        (0.03)        (0.07)        (0.10)        (0.07)
   Net Realized Gains                             (1.79)        (1.44)        (0.74)        (0.68)        (1.84)        (2.38)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (1.85)        (1.46)        (0.77)        (0.75)        (1.94)        (2.45)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     14.89    $    16.95    $    15.02    $    10.83    $    11.45    $    11.01
=============================================================================================================================
Total Return                                      (1.51)%#      24.62%        49.71%         0.91%        25.51%         6.62%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    66,750    $   64,567    $   48,051    $   32,142    $   25,115    $   19,132
Ratio of Expenses to Average Net Assets            0.64%*        0.63%         0.68%         0.67%         0.64%         0.68%
Ratio of Net Investment Income to Average
  Net Assets                                       0.38%*        0.31%         0.14%         0.32%         0.63%         0.86%
Portfolio Turnover Rate                              20%#          30%           40%           31%           19%           42%

                                                                         VA LARGE VALUE PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                              MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                2005          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     15.01    $    12.59    $    10.69    $    12.68    $    13.02    $    16.00
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.07          0.15          0.13          0.12          0.16          0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      0.62          2.42          1.90         (1.94)         0.72         (0.14)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations               0.69          2.57          2.03         (1.82)         0.88          0.13

LESS DISTRIBUTIONS
   Net Investment Income                          (0.15)        (0.15)        (0.13)        (0.17)        (0.27)        (0.25)
   Net Realized Gains                                --            --            --            --         (0.95)        (2.86)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (0.15)        (0.15)        (0.13)        (0.17)        (1.22)        (3.11)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     15.55    $    15.01    $    12.59    $    10.69    $    12.68    $    13.02
=============================================================================================================================
Total Return                                       4.62%#       20.55%        19.21%       (14.57)%        7.15%         1.52%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    75,482    $   69,571    $   48,115    $   37,790    $   36,634    $   30,396
Ratio of Expenses to Average Net Assets            0.39%*        0.40%         0.40%         0.40%         0.41%         0.45%
Ratio of Net Investment Income to Average
  Net Assets                                       0.99%*        1.13%         1.27%         1.15%         1.33%         2.02%
Portfolio Turnover Rate                               5%#           8%            7%            9%           13%           29%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                     VA INTERNATIONAL VALUE PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED          ENDED        ENDED         ENDED         ENDED         ENDED
                                              MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                               2005           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     14.25    $    11.53    $     8.70    $     9.44    $    11.46    $    12.73
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.23          0.25          0.20          0.17          0.20          0.12
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      0.14          3.04          2.81         (0.69)        (1.36)        (0.29)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations               0.37          3.29          3.01         (0.52)        (1.16)        (0.17)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.27)        (0.18)        (0.18)        (0.19)        (0.22)        (0.21)
   Net Realized Gains                             (0.18)        (0.39)           --         (0.03)        (0.64)        (0.89)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (0.45)        (0.57)        (0.18)        (0.22)        (0.86)        (1.10)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     14.17    $    14.25    $    11.53    $     8.70    $     9.44    $    11.46
=============================================================================================================================
Total Return                                       2.59%#       29.80%        35.49%        (5.71)%      (11.12)%       (1.68)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    52,272    $   48,946    $   33,700    $   24,188    $   21,264    $   21,032
Ratio of Expenses to Average Net Assets            0.60%*        0.61%         0.63%         0.63%         0.64%         0.66%
Ratio of Net Investment Income to Average
  Net Assets                                       3.14%*        1.98%         2.07%         1.82%         1.92%         1.71%
Portfolio Turnover Rate                               3%#           8%           21%            2%            8%            7%

                                                                     VA INTERNATIONAL SMALL PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                              MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                2005          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     11.22    $     9.19    $     6.26    $     6.40    $     7.64    $     8.31
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.13          0.20          0.15          0.13          0.17          0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      0.40          2.42          2.89         (0.11)        (0.58)        (0.53)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations               0.53          2.62          3.04          0.02         (0.41)        (0.38)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.21)        (0.17)        (0.11)        (0.14)        (0.20)        (0.19)
   Net Realized Gains                             (0.22)        (0.42)           --         (0.02)        (0.63)        (0.10)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (0.43)        (0.59)        (0.11)        (0.16)        (0.83)        (0.29)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     11.32    $    11.22    $     9.19    $     6.26    $     6.40    $     7.64
=============================================================================================================================
Total Return                                       4.81%#       30.17%        49.54%         0.27%        (6.17)%       (4.81)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    36,364    $   33,819    $   21,814    $   14,474    $   11,783    $   11,367
Ratio of Expenses to Average Net Assets            0.73%*        0.77%         0.78%         0.77%         0.77%         0.80%
Ratio of Net Investment Income to Average
  Net Assets                                       2.21%*        1.70%         1.92%         1.70%         2.07%         1.95%
Portfolio Turnover Rate                               5%#           9%           27%            6%            8%           12%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                       VA SHORT-TERM FIXED PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                             SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                              MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                               2005           2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     10.20    $    10.31    $    10.50    $    10.58    $    10.58    $    10.42
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.12          0.14          0.13          0.24          0.45          0.59
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     (0.03)        (0.04)         0.03          0.11          0.15          0.04
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations               0.09          0.10          0.16          0.35          0.60          0.63
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.14)        (0.12)        (0.22)        (0.42)        (0.60)        (0.47)
   Net Realized Gains                                --         (0.09)        (0.13)        (0.01)           --            --
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (0.14)        (0.21)        (0.35)        (0.43)        (0.60)        (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     10.15    $    10.20    $    10.31    $    10.50    $    10.58    $    10.58
=============================================================================================================================
Total Return                                       0.88%#        1.01%         1.60%         3.37%         6.02%         6.30%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    47,439    $   41,576    $   34,583    $   29,533    $   23,476    $   20,409
Ratio of Expenses to Average Net Assets            0.36%*        0.35%         0.36%         0.37%         0.38%         0.40%
Ratio of Net Investment Income to Average
  Net Assets                                       2.42%*        1.38%         1.31%         2.37%         4.40%         5.72%
Portfolio Turnover Rate                              37%#         141%          160%          145%           71%           33%

                                                                         VA GLOBAL BOND PORTFOLIO
                                            ---------------------------------------------------------------------------------
                                             SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                               ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                               MAY 31,       MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                2005          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period        $     10.55    $    10.95    $    10.91    $    10.67    $    10.68    $    10.69
                                            -----------    ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    0.25          0.22          0.31          0.33          0.41          0.78
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     (0.04)         0.09          0.14          0.38          0.32         (0.18)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations               0.21          0.31          0.45          0.71          0.73          0.60
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                          (0.21)        (0.30)        (0.29)        (0.39)        (0.74)        (0.59)
   Net Realized Gains                                --         (0.41)        (0.12)        (0.08)           --         (0.02)
                                            -----------    ----------    ----------    ----------    ----------    ----------
    Total Distributions                           (0.21)        (0.71)        (0.41)        (0.47)        (0.74)        (0.61)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     10.55    $    10.55    $    10.95    $    10.91    $    10.67    $    10.68
=============================================================================================================================
Total Return                                       1.98%#        2.97%         4.29%         7.05%         7.29%         5.89%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)       $    53,622    $   44,555    $   32,339    $   26,483    $   20,852    $   16,237
Ratio of Expenses to Average Net Assets            0.42%*        0.42%         0.43%         0.46%         0.43%         0.47%
Ratio of Net Investment Income to Average
  Net Assets                                       3.26%*        3.01%         3.09%         3.96%         4.09%         4.35%
Portfolio Turnover Rate                              33%#          86%          107%           82%          159%           85%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund consists of thirty-seven portfolios, six of which (the "Portfolios") are included in this report. Thirty-one portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the New York Stock Exchange (NYSE) (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the

International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean betwen the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the six months ended May 31, 2005, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

               VA Small Value Portfolio                                              0.50 of 1%
               VA Large Value Portfolio                                              0.25 of 1%
               VA International Value Portfolio                                      0.40 of 1%
               VA International Small Portfolio                                      0.50 of 1%
               VA Short-Term Fixed Portfolio                                         0.25 of 1%
               VA Global Bond Portfolio                                              0.25 of 1%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               VA Small Value Portfolio                                              $    1,032
               VA Large Value Portfolio                                                   1,153
               VA International Value Portfolio                                             822
               VA International Small Portfolio                                             579
               VA Short-Term Fixed Portfolio                                                698
               VA Global Bond Portfolio                                                     744

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                                   U.S. GOVERNMENT            OTHER INVESTMENT
                                                                                      SECURITIES                 SECURITIES
                                                                              -------------------------   -------------------------
                                                                               PURCHASES       SALES       PURCHASES       SALES
                                                                              -----------   -----------   -----------   -----------
VA Small Value Portfolio                                                               --            --   $    16,426   $    12,812
VA Large Value Portfolio                                                               --            --         5,711         3,645
VA International Value Portfolio                                                       --            --         4,363         1,544
VA International Small Portfolio                                                       --            --         3,045         1,762
VA Short-Term Fixed Portfolio                                                 $     5,629   $     3,812        10,574         6,451
VA Global Bond Portfolio                                                            3,907         8,829        23,311         6,882

F. FEDERAL INCOME TAXES:

     Each VA Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                                     ORDINARY
                                                                                    INCOME AND
                                                                                    SHORT-TERM       LONG-TERM
                                                                                   CAPITAL GAINS   CAPITAL GAIN        TOTAL
                                                                                   -------------   -------------   -------------
VA Small Value Portfolio
2004                                                                               $       1,707   $       2,959   $       4,666
2003                                                                                          96           2,206           2,302
VA Large Value Portfolio
2004                                                                                         553              --             553
2003                                                                                         442              --             442
VA International Value Portfolio
2004                                                                                         526           1,123           1,649
2003                                                                                         513              --             513
VA International Small Portfolio
2004                                                                                         703             691           1,394
2003                                                                                         262              --             262
VA Short-Term Fixed Portfolio
2004                                                                                         654              58             712
2003                                                                                       1,006              --           1,006
VA Global Bond Portfolio
2004                                                                                       1,192             933           2,125
2003                                                                                         897             118           1,015

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                                       TOTAL NET
                                                                                                                     DISTRIBUTABLE
                                                               UNDISTRIBUTED     UNDISTRIBUTED        CAPITAL          EARNINGS
                                                               NET INVESTMENT      LONG-TERM           LOSS          (ACCUMULATED
                                                                  INCOME         CAPITAL GAINS     CARRYFORWARD         LOSSES)
                                                              ---------------   ---------------   ---------------   ---------------
VA Small Value Portfolio                                      $         1,628   $         5,300                --   $         6,928
VA Large Value Portfolio                                                  588                --   $          (842)             (254)
VA International Value Portfolio                                        1,059               462                --             1,521
VA International Small Portfolio                                          644               568                --             1,212
VA Short-Term Fixed Portfolio                                             479                --               (96)              383
VA Global Bond Portfolio                                                  751                --              (198)              553

     For federal income tax purposes, the Fund measures its capital loss carryforwards as of November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                                                              EXPIRES ON NOVEMBER 30,
                                                                                          ------------------------------
                                                                                            2010       2011       2012      TOTAL
                                                                                          --------   --------   --------   --------
VA Large Value Portfolio                                                                  $    462   $    380         --   $    842
VA Short-Term Fixed Income Portfolio                                                            --         --   $     96         96
VA Global Bond Portfolio                                                                        --         --        198        198

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income:

                                                                                                    MARK TO MARKET   REALIZED GAINS
                                                                                                    --------------   --------------
VA International Value Portfolio                                                                    $      145,059   $      146,935
VA International Small Portfolio                                                                            80,514          234,628

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                          NET
                                                                                                                       UNREALIZED
                                                                  FEDERAL         UNREALIZED         UNREALIZED      APPRECIATION/
                                                                 TAX COST        APPRECIATION       DEPRECIATION     (DEPRECIATION)
                                                              ---------------   ---------------   ---------------   ---------------
VA Small Value Portfolio                                      $        60,991   $        13,307   $        (6,504)  $         6,803
VA Large Value Portfolio                                               63,957            19,247            (6,961)           12,286
VA International Value Portfolio                                       46,311            13,226            (2,527)           10,699
VA International Small Portfolio                                       29,821            10,635            (3,529)            7,106
VA Short-Term Fixed Portfolio                                          47,503                16              (193)             (177)
VA Global Bond Portfolio                                               53,428                --              (632)             (632)

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
  SETTLEMENT                                                 CONTRACT         VALUE AT         EXCHANGE
     DATE         CURRENCY SOLD          CURRENCY             AMOUNT        MAY 31, 2005      GAIN (LOSS)
--------------   ---------------   --------------------   --------------   --------------   --------------
06/09/05              13,362,310      Canadian Dollar     $   10,693,973   $   10,646,963   $       47,010
06/09/05              25,528,674      Swedish Krona            3,583,764        3,431,762          152,002
06/09/05               7,631,034      Euro Currency            9,827,562        9,392,108          435,454
                                                          --------------   --------------   --------------
                                          Total           $   24,105,299   $   23,470,833   $      634,466
                                                          ==============   ==============   ==============

     Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the discretionary line of credit were as follows:

                                               WEIGHTED         WEIGHTED          NUMBER OF         INTEREST       MAXIMUM AMOUNT
                                               AVERAGE           AVERAGE            DAYS             EXPENSE       BORROWED DURING
                                            INTEREST RATE     LOAN BALANCE       OUTSTANDING        INCURRED         THE PERIOD
                                           ---------------   ---------------   ---------------   ---------------   ---------------
VA Small Value Portfolio                         3.36%       $       153,667           3         $            43   $       324,000
VA Large Value Portfolio                         3.64%               184,750           4                      75           390,000
VA International Value Portfolio                 3.41%                46,643           7                      31           150,000
VA International Small Portfolio                 3.33%                67,807          18                     113           120,000

     At May 31, 2005, VA International Small Portfolio had an outstanding borrowing under the line of credit of $60,200 plus accrued interest. The remaining VA Portfolios had no outstanding borrowings at May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolios under the line of credit during the six months ended May 31, 2005.

I. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                            UNREALIZED
                                                                                          APPRECIATION
                                              ACCUMULATED   ACCUMULATED    ACCUMULATED    (DEPRECIATION)
                                                  NET       NET REALIZED   NET REALIZED    OF INVESTMENT    UNREALIZED
                                               INVESTMENT   GAIN (LOSS)      FOREIGN      SECURITIES AND    NET FOREIGN
                                    PAID-IN      INCOME    OF INVESTMENT     EXCHANGE         FOREIGN         EXCHANGE    TOTAL NET
                                    CAPITAL      (LOSS)      SECURITIES    GAIN (LOSS)       CURRENCY       GAIN (LOSS)     ASSETS
                                   --------   -----------   ------------   ------------   --------------    -----------   ---------
VA Small Value Portfolio           $ 54,084   $        48  $       5,808             --   $        6,810             --   $  66,750
VA Large Value Portfolio             62,606           250            340             --           12,286             --      75,482
VA International Value Portfolio     40,232           648            683   $         11           10,700    $        (2)     52,272
VA International Small Portfolio     28,170           296            781             (1)           7,118             --      36,364
VA Short-Term Fixed Portfolio        47,394           434           (212)            --             (177)            --      47,439
VA Global Bond Portfolio             52,838           770           (464)           486             (632)           624      53,622

J. SECURITIES LENDING:

     As of May 31, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

               VA Small Value Portfolio                                                     $          3
               VA Large Value Portfolio                                                                1
               VA International Value Portfolio                                                        9
               VA International Small Portfolio                                                        3

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory/management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For VA International Small Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the VA Short-Term Fixed Portfolio. The Board concluded that the Advisor's explanation provided a sound basis for understanding the performance of this Fund. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY


                               SEMI-ANNUAL REPORT


                         SIX MONTHS ENDED MAY 31, 2005
                                  (UNAUDITED)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                    1

Disclosure of Portfolio Holdings                                               4

Schedules of Investments/Summary Schedules of Portfolio Holdings
      U.S. Large Company Portfolio                                             8
      Enhanced U.S. Large Company Portfolio                                    8
      U.S. Large Cap Value Portfolio                                           8
      U.S. Small XM Value Portfolio                                            8
      U.S. Small Cap Value Portfolio                                           9
      U.S. Small Cap Portfolio                                                 9
      U.S. Micro Cap Portfolio                                                 9
      DFA Real Estate Securities Portfolio                                    10
      Large Cap International Portfolio                                       12
      International Small Company Portfolio                                   18
      Japanese Small Company Portfolio                                        18
      Pacific Rim Small Company Portfolio                                     18
      United Kingdom Small Company Portfolio                                  19
      Continental Small Company Portfolio                                     19
      DFA International Small Cap Value Portfolio                             20
      Emerging Markets Portfolio                                              26
      Emerging Markets Small Cap Portfolio                                    26
      Emerging Markets Core Equity Portfolio                                  27
      DFA One-Year Fixed Income Portfolio                                     31
      DFA Two-Year Global Fixed Income Portfolio                              31
      DFA Five-Year Government Portfolio                                      32
      DFA Five-Year Global Fixed Income Portfolio                             33
      DFA Intermediate Government Fixed Income Portfolio                      35
      DFA Short-Term Municipal Bond Portfolio                                 36

Statements of Assets and Liabilities                                          42

Statements of Operations                                                      45

Statements of Changes in Net Assets                                           51

Financial Highlights                                                          57

Notes to Financial Statements                                                 69

Voting Proxies on Fund Portfolio Securities                                  177

Board Approval of Investment Advisory Agreements                             178

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                   83

Disclosure of Portfolio Holdings                                              84

Statement of Assets and Liabilities                                           85

Statement of Operations                                                       86

Statements of Changes in Net Assets                                           87

Financial Highlights                                                          88

Notes to Financial Statements                                                 89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Disclosure of Fund Expenses                                                   92

Disclosure of Portfolio Holdings                                              94

Schedules of Investments/Summary Schedules of Portfolio Holdings
      The U.S. Large Company Series                                           99
      The Enhanced U.S. Large Company Series                                 102
      The U.S. Large Cap Value Series                                        104
      The U.S. Small XM Value Series                                         107
      The U.S. Small Cap Value Series                                        110
      The U.S. Small Cap Series                                              113
      The U.S. Micro Cap Series                                              116
      The DFA International Value Series                                     119
      The Japanese Small Company Series                                      124
      The Pacific Rim Small Company Series                                   127
      The United Kingdom Small Company Series                                130
      The Continental Small Company Series                                   133
      The Emerging Markets Series                                            138
      The Emerging Markets Small Cap Series                                  142
      The DFA One-Year Fixed Income Series                                   146
      The DFA Two-Year Global Fixed Income Series                            148

Statements of Assets and Liabilities                                         150

Statements of Operations                                                     152

Statements of Changes in Net Assets                                          156

Financial Highlights                                                         160

Notes to Financial Statements                                                168

Voting Proxies on Fund Portfolio Securities                                  177

Board Approval of Investment Advisory Agreements                             178

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
U. S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,023.90          0.15%   $      0.76
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.25          0.15%   $      0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,019.80          0.35%   $      1.76
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.25          0.35%   $      1.77

U.S. LARGE CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,049.10          0.30%   $      1.53
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.50          0.30%   $      1.51

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
U.S. SMALL XM VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,010.50          0.48%   $      2.41
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.61          0.48%   $      2.42

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    995.00          0.55%   $      2.74
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.26          0.55%   $      2.77

U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    984.30          0.40%   $      1.98
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.01          0.40%   $      2.02

U.S. MICRO CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    973.00          0.55%   $      2.71
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,022.26          0.55%   $      2.77

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,066.60          0.37%   $      1.91
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.16          0.37%   $      1.87

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,013.70          0.38%   $      1.91
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.11          0.38%   $      1.92

INTERNATIONAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,055.20          0.65%   $      3.33
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.76          0.65%   $      3.28

JAPANESE SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,085.40          0.69%   $      3.59
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.56          0.69%   $      3.48

PACIFIC RIM SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $    980.30          0.75%   $      3.70
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.26          0.75%   $      3.78

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,023.80          0.70%   $      3.53
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.51          0.70%   $      3.53

CONTINENTAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,075.20          0.71%   $      3.67
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.46          0.71%   $      3.58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,083.30          0.75%   $      3.90
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.26          0.75%   $      3.78

                                                                BEGINNING       ENDING                     EXPENSES
                                                                 ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                                  VALUE         VALUE        EXPENSE        DURING
                                                                 12/01/04      05/31/05       RATIO         PERIOD*
                                                               -----------   -----------   -----------    -----------
EMERGING MARKETS PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,078.30          0.69%   $      3.58
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,021.56          0.69%   $      3.48

EMERGING MARKETS SMALL CAP PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,051.30          0.97%   $      4.96
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,020.16          0.97%   $      4.89

EMERGING MARKETS CORE EQUITY PORTFOLIO**
Actual Fund Return                                             $  1,000.00   $    972.00          1.38%   $      6.78
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,018.12          1.38%   $      6.94

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,011.20          0.20%   $      1.00
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.00          0.20%   $      1.01

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,009.00          0.21%   $      1.05
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.95          0.21%   $      1.06

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,014.60          0.26%   $      1.31
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.70          0.26%   $      1.31

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,021.30          0.33%   $      1.66
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.35          0.33%   $      1.66

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,030.90          0.16%   $      0.81
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,024.20          0.16%   $      0.81

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                             $  1,000.00   $  1,004.80          0.30%   $      1.50
Hypothetical 5% Annual Return                                  $  1,000.00   $  1,023.50          0.30%   $      1.51

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

** Portfolio commenced operations April 5, 2005. Ending account value derived from fund's actual return since inception.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

U.S. LARGE COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. LARGE CAP VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL XM VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL CAP VALUE PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. SMALL CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

U.S. MICRO CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA REAL ESTATE SECURITIES PORTFOLIO
REITS                                                                      100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

LARGE CAP INTERNATIONAL PORTFOLIO
Financials                                                                  24.7%
Consumer Discretionary                                                      12.8
Industrials                                                                 10.5
Consumer Staples                                                             9.1
Telecommunication Services                                                   8.8
Health Care                                                                  8.2
Energy                                                                       7.7
Materials                                                                    6.6
Information Technology                                                       5.6
Utilities                                                                    5.3
Other                                                                        0.5
REITS                                                                        0.2
                                                                           -----
                                                                           100.0%
                                                                           =====

INTERNATIONAL SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

JAPANESE SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

PACIFIC RIM SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

CONTINENTAL SMALL COMPANY PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Industrials                                                                 26.7%
Financials                                                                  21.0
Consumer Discretionary                                                      19.5
Materials                                                                   12.4
Information Technology                                                       6.5
Consumer Staples                                                             6.4
Energy                                                                       3.1
Health Care                                                                  1.9
REITS                                                                        1.0
Telecommunication Services                                                   0.6
Utilities                                                                    0.5
Other                                                                        0.4
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS SMALL CAP PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
Financials                                                                  21.2%
Materials                                                                   14.7
Information Technology                                                      11.5
Industrials                                                                 10.7
Telecommunication Services                                                  10.1
Consumer Discretionary                                                      10.0
Consumer Staples                                                             9.9
Health Care                                                                  3.9
Utilities                                                                    3.4
Energy                                                                       3.1
Other                                                                        1.5
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Investment Companies                                                       100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Government                                                                 100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Foreign Government                                                          42.3%
Foreign Corporate                                                           19.0
Corporate                                                                   15.6
Supranational                                                               11.7
Government                                                                  11.4
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government                                                                 100.0%
                                                                           -----
                                                                           100.0%
                                                                           =====

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured                                                                44.6%
Muni Revenue                                                                19.8
Muni G.O. State                                                             19.6
Muni G.O. Local                                                             16.0
                                                                           -----
                                                                           100.0%
                                                                           =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                    MAY 31, 2005 U.S. LARGE COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                    VALUE+
                                                                                              -----------------
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company                                                           $   1,743,767,165
                                                                                              -----------------
      Total Investments (100%) (Cost $1,446,523,781)                                          $   1,743,767,165
                                                                                              =================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The Enhanced U.S. Large Company Series of
   The DFA Investment Trust Company                                              30,387,939   $     270,756,536
                                                                                              -----------------
      Total Investments (100%) (Cost $242,173,557)                                            $     270,756,536
                                                                                              =================

                         U.S. LARGE CAP VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company                                             166,549,740   $   3,219,406,474
                                                                                              -----------------
      Total Investments (100%) (Cost $2,447,819,240)                                          $   3,219,406,474
                                                                                              =================

                          U.S. SMALL XM VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small XM Value Series of
   The DFA Investment Trust Company                                              13,465,816   $     152,837,012
                                                                                              -----------------
      Total Investments (100%) (Cost $129,745,938)                                            $     152,837,012
                                                                                              =================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                         U.S. SMALL CAP VALUE PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small Cap Value Series of
   The DFA Investment Trust Company                                             283,628,758   $   6,072,491,709
                                                                                              -----------------
      Total Investments (100%) (Cost $4,489,021,946)                                          $   6,072,491,709
                                                                                              =================

                            U.S. SMALL CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company                                             151,215,772   $   2,274,285,211
                                                                                              -----------------
      Total Investments (100%) (Cost $1,928,588,449)                                          $   2,274,285,211
                                                                                              =================

                            U.S. MICRO CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                  SHARES           VALUE+
                                                                                -----------   -----------------
Investment in The U.S. Micro Cap Series of
   The DFA Investment Trust Company                                             313,499,630   $   3,335,636,063
                                                                                              -----------------
      Total Investments (100%) (Cost $2,456,162,651)                                          $   3,335,636,063
                                                                                              =================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (95.5%)
Real Estate Investment Trusts -- (95.5%)
  AMB Property Corp.                                                             515,200   $    20,767,712               1.3%
  Apartment Investment & Management Co. Class A                                  588,100        21,818,510               1.4%
  Archstone-Smith Trust                                                        1,238,655        45,607,277               3.0%
  Arden Realty Group, Inc.                                                       411,200        14,104,160               0.9%
# AvalonBay Communities, Inc.                                                    451,900        33,833,753               2.2%
# Boston Properties, Inc.                                                        674,400        45,043,176               2.9%
  Brandywine Realty Trust                                                        344,900         9,712,384               0.6%
  BRE Properties, Inc. Class A                                                   314,800        12,132,392               0.8%
  Camden Property Trust                                                          321,600        16,597,776               1.1%
# Capital Automotive                                                             285,403        10,211,719               0.7%
  CarrAmerica Realty Corp.                                                       334,900        11,577,493               0.7%
  CBL & Associates Properties, Inc.                                              191,500        15,601,505               1.0%
  CenterPoint Properties Trust                                                   301,800        12,615,240               0.8%
  Colonial Properties Trust                                                      246,156        10,043,165               0.6%
  Crescent Real Estate Equities, Inc.                                            698,200        12,839,898               0.8%
  Developers Diversified Realty Corp.                                            672,299        30,656,834               2.0%
  Duke Realty Corp.                                                              889,200        27,449,604               1.8%
  Equity Office Properties Trust                                               2,521,063        81,909,337               5.3%
  Equity One, Inc.                                                               457,476         9,785,412               0.6%
  Equity Residential                                                           1,777,000        63,794,300               4.1%
  Essex Property Trust, Inc.                                                     142,800        11,424,000               0.7%
  Federal Realty Investment Trust                                                325,200        17,951,040               1.2%
# First Industrial Realty Trust, Inc.                                            266,300        10,332,440               0.7%
# General Growth Properties                                                    1,462,200        56,923,446               3.7%
  Global Signal, Inc.                                                            323,300        11,260,539               0.7%
  Hospitality Properties Trust                                                   410,100        18,011,592               1.2%
  Host Marriott Corp.                                                          2,185,400        36,605,450               2.4%
  HRPT Properties Trust                                                        1,218,400        14,413,672               0.9%
  Kimco Realty Corp.                                                             684,550        39,539,608               2.6%
  Liberty Property Trust                                                         530,600        21,908,474               1.4%
  Macerich Co.                                                                   364,200        22,955,526               1.5%
  Mack-Cali Realty Corp.                                                         381,700        16,829,153               1.1%
  Mills Corp.                                                                    335,400        19,278,792               1.2%
  New Plan Excel Realty Trust                                                    628,400        16,929,096               1.1%
  Pan Pacific Retail Properties, Inc.                                            247,831        15,824,009               1.0%
  Pennsylvania Real Estate Investment Trust                                      242,981        10,691,164               0.7%
  Prentiss Properties Trust                                                      275,800         9,515,100               0.6%
# ProLogis                                                                     1,145,700        46,790,388               3.0%
  Public Storage, Inc.                                                           803,400        48,308,442               3.1%
  Realty Income Corp.                                                            490,400        12,073,648               0.8%
  Reckson Associates Realty Corp.                                                497,901        15,728,693               1.0%
  Regency Centers Corp.                                                          384,700        21,485,495               1.4%
  Shurgard Storage Centers, Inc. Class A                                         284,600        12,422,790               0.8%
  Simon Property Group, Inc.                                                   1,353,997        93,046,674               6.0%
  SL Green Realty Corp.                                                          253,900        15,729,105               1.0%
  Taubman Centers, Inc.                                                          307,400         9,756,876               0.6%
  Trizec Properties, Inc.                                                        953,700        18,606,687               1.2%
  United Dominion Realty Trust, Inc.                                             833,900        19,221,395               1.2%
  Vornado Realty Trust                                                           775,400        61,023,980               4.0%
  Weingarten Realty Investors                                                    543,500        20,658,435               1.3%
  Other Securities                                                                             279,686,830              18.5%
                                                                                           ---------------   ---------------
Total Real Estate Investment Trusts
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,096,101,372)                                                                      1,531,034,186              99.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (4.5%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $128,705,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $46,244,994) to be repurchased at $45,340,256
    (Cost $45,336,579)                                                   $        45,337   $    45,336,579               2.9%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $26,333,000 FHLMC Notes 4.00%, 09/22/09,
     valued at $26,365,916) to be repurchased at $25,978,085
    (Cost $25,976,000)                                                            25,976        25,976,000               1.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $71,312,579)                                                                            71,312,579               4.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,167,413,951)                                                                    $ 1,602,346,765             103.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (21.3%)
COMMON STOCKS -- (21.3%)
   Anglo America P.L.C.                                                          147,129   $     3,505,501               0.4%
   Barclays P.L.C.                                                               630,263         5,972,908               0.6%
   BP Amoco P.L.C.                                                             2,029,664        20,356,813               2.1%
   British American Tobacco P.L.C.                                               273,139         5,184,939               0.6%
   Diageo P.L.C.                                                                 282,174         4,058,389               0.4%
   Glaxosmithkline P.L.C.                                                        556,137        13,764,313               1.5%
   HBOS P.L.C.                                                                   381,407         5,547,718               0.6%
   HSBC Holdings P.L.C.                                                        1,080,317        17,084,223               1.8%
   Lloyds TSB Group P.L.C.                                                       557,469         4,592,496               0.5%
   Royal Bank of Scotland Group P.L.C.                                           303,894         8,917,233               0.9%
   Shell Transport & Trading Co., P.L.C.                                         885,490         7,692,869               0.8%
   Tesco P.L.C.                                                                  736,698         4,194,107               0.5%
   Vodafone Group P.L.C.                                                       6,136,607        15,449,029               1.6%
   Zeneca Group P.L.C.                                                           155,158         6,574,255               0.7%
   Other Securities                                                                            113,018,283              11.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $197,422,630)                                                                         235,913,076              24.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $141,510)                                                                               138,318               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $197,564,140)                                                                         236,051,394              24.8%
                                                                                           ---------------   ---------------
JAPAN -- (19.2%)
COMMON STOCKS -- (19.2%)
   Canon, Inc.                                                                    71,000         3,839,342               0.4%
   Mitsubishi Tokyo Financial Group, Inc.                                            501         4,148,035               0.5%
   Mizuho Holdings, Inc.                                                             983         4,624,289               0.5%
   Nippon Telegraph & Telephone Corp.                                              2,177         8,882,061               0.9%
   Nissan Motor Co., Ltd.                                                        437,600         4,288,631               0.5%
   NTT Docomo, Inc.                                                                6,017         9,024,644               1.0%
   Takeda Chemical Industries, Ltd.                                               74,900         3,597,236               0.4%
   Toyota Motor Credit Corp.                                                     248,400         8,829,632               0.9%
   Other Securities                                                                            165,881,977              17.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $222,416,289)                                                                         213,115,847              22.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $82,940)                                                                                 82,312               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $222,499,229)                                                                         213,198,159              22.4%
                                                                                           ---------------   ---------------
FRANCE -- (8.2%)
COMMON STOCKS -- (8.2%)
 # BNP Paribas SA                                                                 72,070         4,844,918               0.5%
#* France Telecom SA                                                             231,887         6,593,043               0.7%
 # L'Oreal                                                                        64,016         4,635,405               0.5%
 # Sanofi Synthelabo                                                              99,510         8,954,779               0.9%

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
 # Total SA                                                                       49,434   $    10,993,233               1.2%
   Other Securities                                                                             55,252,615               5.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $78,314,817)                                                                           91,273,993               9.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $4,469)                                                                                   1,083               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $78,319,286)                                                                           91,275,076               9.6%
                                                                                           ---------------   ---------------
GERMANY -- (5.9%)
COMMON STOCKS -- (5.9%)
 # Deutsche Bank AG                                                               45,186         3,515,426               0.4%
   Deutsche Telekom AG                                                           354,516         6,588,307               0.7%
   E.ON AG                                                                        56,479         4,903,165               0.5%
   SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                 25,996         4,287,803               0.5%
   Siemens AG                                                                     71,302         5,218,898               0.6%
   Other Securities                                                                             41,174,944               4.2%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $64,930,249)                                                                           65,688,543               6.9%
                                                                                           ---------------   ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
   Credit Swisse Group                                                            96,225         3,849,392               0.4%
   Nestle SA, Cham und Vevey                                                      35,676         9,390,043               1.0%
   Novartis AG                                                                   236,286        11,534,671               1.2%
   Roche Holding AG Bearer                                                        26,618         3,852,257               0.4%
   Roche Holding AG Genusschein                                                   59,538         7,499,453               0.8%
   Swisscom AG                                                                    10,343         3,461,537               0.4%
   UBS AG                                                                         95,271         7,357,923               0.8%
   Other Securities                                                                             18,608,045               1.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $51,368,768)                                                                           65,553,321               6.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $15,636)                                                                                 15,302               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $51,384,404)                                                                           65,568,623               6.9%
                                                                                           ---------------   ---------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   BHP Billiton, Ltd.                                                            326,085         4,088,585               0.4%
   Telstra Corp., Ltd.                                                         1,076,734         4,079,625               0.4%
   Other Securities                                                                             40,195,536               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $33,118,345)                                                                           48,363,746               5.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $197,620)                                                                               197,429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $33,315,965)                                                                           48,561,175               5.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
NETHERLANDS -- (4.0%)
COMMON STOCKS -- (4.0%)
   ABN AMRO Holding NV                                                           160,214   $     3,720,734               0.4%
   ING Groep NV                                                                  219,463         6,072,380               0.6%
   Royal Dutch Petroleum Co., Den Haag                                           190,405        11,119,403               1.2%
   Other Securities                                                                             24,016,213               2.5%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,261,593)                                                                           44,928,730               4.7%
                                                                                           ---------------   ---------------
ITALY -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Eni SpA                                                                       237,013         6,069,975               0.7%
 # Ente Nazionale per L'Energia Elettrica SpA                                    461,796         4,153,898               0.4%
   Other Securities                                                                             25,162,984               2.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $29,690,692)                                                                           35,386,857               3.7%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $43,047)                                                                                 16,168               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         392               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $29,733,739)                                                                           35,403,417               3.7%
                                                                                           ---------------   ---------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Banco Santander Central Hispanoamerica SA                                     504,762         5,766,128               0.6%
   Telefonica de Espana SA                                                       350,218         5,871,750               0.6%
   Other Securities                                                                             23,371,951               2.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $25,422,245)                                                                           35,009,829               3.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       7,047               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $25,422,245)                                                                           35,016,876               3.7%
                                                                                           ---------------   ---------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
   Telefon AB L.M. Ericsson Series B                                           1,251,800         3,936,917               0.4%
   Other Securities                                                                             18,755,133               2.0%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $18,457,469)                                                                           22,692,050               2.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $59,725)                                                                                 58,904               0.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                             $        11,276               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $18,517,194)                                                                           22,762,230               2.4%
                                                                                           ---------------   ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   Other Securities
     (Cost $16,727,871)                                                                         18,011,748               1.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $32,171)                                                                                 32,169               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $16,760,042)                                                                           18,043,917               1.9%
                                                                                           ---------------   ---------------
FINLAND -- (1.3%)
COMMON STOCKS -- (1.3%)
   Nokia Oyj                                                                     372,121         6,258,856               0.7%
   Other Securities                                                                              7,892,659               0.8%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $11,284,993)                                                                           14,151,515               1.5%
                                                                                           ---------------   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   Other Securities                                                                             10,595,920               1.1%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $7,841,615)                                                                            10,595,920               1.1%
                                                                                           ---------------   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $5,769,360)                                                                           8,148,479               0.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $85,319)                                                                                 83,181               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $5,854,679)                                                                             8,231,660               0.9%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities
     (Cost $7,769,250)                                                                           7,762,053               0.8%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $25,612)                                                                                 25,559               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $7,794,862)                                                                             7,787,612               0.8%
                                                                                           ---------------   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Other Securities                                                                              7,567,322               0.8%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $6,069,613)                                                                             7,567,322               0.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
   Other Securities
     (Cost $3,977,030)                                                                     $     5,943,437               0.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $537)                                                                                       527               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $3,977,567)                                                                             5,943,964               0.6%
                                                                                           ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
   Other Securities                                                                              4,541,274               0.5%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $3,415,686)                                                                             4,541,274               0.5%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities                                                                              3,044,717               0.3%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $1,761,203)                                                                             3,044,717               0.3%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities
     (Cost $2,888,823)                                                                           2,909,318               0.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       2,524               0.0%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $2,888,823)                                                                             2,911,842               0.3%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 * Euro Currency                                                                                 2,288,023               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $2,342,556)                                                                             2,288,023               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Other Securities
     (Cost $1,177,729)                                                                           1,842,812               0.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $2,904)                                                                                   2,858               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $1,180,633)                                                                             1,845,670               0.2%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------        ---------------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (14.8%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
     2.96%, 06/01/05 (Collateralized by $320,972,265 U.S. TIPS
     1.875%, 07/15/13 & U.S. STRIPS, maturities ranging from
     05/15/20 to 11/15/21, valued at $164,624,642) to
     be repurchased at $161,409,041 (Cost $161,395,770)                  $       161,396   $   161,395,770              16.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $2,766,000 FNMA Notes 2.95%, 11/14/07, valued
     at $2,762,543) to be repurchased at $2,721,218 (Cost $2,721,000)              2,721         2,721,000               0.3%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $164,116,770)                                                                         164,116,770              17.2%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,000,237,086)                                                                   $ 1,109,524,429             116.5%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment Companies (99.8%):

Investment in The Continental Small Company Series of
   The DFA Investment Trust Company (35.2%)
      (Cost $470,941,624)                                                                  $   718,491,876
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company (30.8%)
      (Cost $519,448,899)                                                                      632,216,610
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company (19.9%)
      (Cost $322,628,356)                                                                      405,917,480
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company (13.9%)
      (Cost $252,476,994)                                                                      283,730,701
                                                                                           ---------------
      Total Investment Companies (Cost $1,565,495,873)                                     $ 2,040,356,667
                                                                                           ===============

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
Temporary Cash Investments (0.2%):

   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $4,232,000 FNMA Notes 2.95%, 11/14/07,
   valued at $4,226,710) to be repurchased at $4,164,334
   (Cost $4,164,000)                                                     $         4,164         4,164,000
                                                                                           ---------------
      Total Investments (100%) (Cost $1,569,659,873)                                       $ 2,044,520,667
                                                                                           ===============

                        JAPANESE SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company                                                        $   108,576,807
                                                                                           ---------------
      Total Investments (100%) (Cost $217,988,284)                                         $   108,576,807
                                                                                           ===============

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Pacific Rim Small Company Series of
   The DFA Investment Trust Company                                                        $    30,465,191
                                                                                           ---------------
      Total Investments (100%) (Cost $57,857,101)                                          $    30,465,191
                                                                                           ===============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company                                                        $    16,933,245
                                                                                           ---------------
      Total Investments (100%) (Cost $10,490,024)                                          $    16,933,245
                                                                                           ===============

                       CONTINENTAL SMALL COMPANY PORTFOLIO
                                   (UNAUDITED)

                                                                                                VALUE+
                                                                                                ------
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company                                                        $    45,599,828
                                                                                           ---------------
      Total Investments (100%) (Cost $29,920,524)                                          $    45,599,828
                                                                                           ===============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
JAPAN -- (24.6%)
COMMON STOCKS -- (24.6%)
  Other Securities
    (Cost $786,790,019)                                                                    $   923,663,430              28.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
    (Cost $692,386)                                                                                688,786               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
  (Cost $787,482,405)                                                                          924,352,216              28.7%
                                                                                           ---------------   ---------------
UNITED KINGDOM -- (18.9%)
COMMON STOCKS -- (18.3%)
  AGA Food Service Group P.L.C.                                                1,940,095        10,752,047               0.3%
  Bodycote International P.L.C.                                                3,929,685        11,847,616               0.4%
  Bovis Homes Group P.L.C.                                                     1,036,344        12,882,584               0.4%
  Britannic P.L.C.                                                             1,034,026         9,597,002               0.3%
  British Vita P.L.C.                                                          2,043,236        13,264,914               0.4%
  Brown (N) Group P.L.C.                                                       3,579,315         8,733,720               0.3%
  Capital & Regional P.L.C.                                                    1,021,420        14,464,979               0.5%
  De Vere Group P.L.C.                                                           939,772         9,110,866               0.3%
  Derwent Valley Holdings P.L.C.                                                 724,091        15,108,948               0.5%
* Easyjet P.L.C.                                                               2,217,691         9,083,615               0.3%
  Great Portland Estates P.L.C.                                                1,865,906        12,215,727               0.4%
  Hiscox P.L.C.                                                                4,067,983        12,400,961               0.4%
  JJB Sports P.L.C.                                                            2,969,536         9,784,671               0.3%
  Workspace Group P.L.C.                                                       2,578,142        11,108,679               0.4%
  London Merchant Securities P.L.C.                                            3,788,348        15,782,064               0.5%
  Luminar P.L.C.                                                               1,373,024        12,886,625               0.4%
  Mersey Docks & Harbour Co. P.L.C.                                              575,409        10,080,748               0.3%
  PHS Group P.L.C.                                                             5,566,716         9,847,933               0.3%
  Pillar Property P.L.C.                                                         884,918        13,434,210               0.4%
  Shaftesbury P.L.C.                                                           1,617,406        10,798,394               0.3%
  Singer & Friedlander Group P.L.C.                                            2,125,740        12,048,475               0.4%
  Smith (DS) Holdings P.L.C.                                                   4,791,223        13,421,322               0.4%
  Stanley Leisure P.L.C.                                                       1,480,991        14,669,400               0.5%
  Unite Group P.L.C.                                                           1,750,403         9,044,663               0.3%
  Westbury P.L.C.                                                              2,167,949        18,289,960               0.6%
  Wolverhampton & Dudley Breweries P.L.C.                                        822,007        16,554,053               0.5%
  Other Securities                                                                             370,773,806              11.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $559,375,137)                                                                          687,987,982              21.3%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.6%)
* British Pound Sterling
    (Cost $21,939,137)                                                                          21,806,665               0.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        5,425               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $581,314,274)                                                                          709,800,072              22.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
AUSTRALIA -- (5.9%)
COMMON STOCKS -- (5.8%)
  Adelaide Brighton, Ltd.                                                      6,972,846   $     9,099,564               0.3%
  Downer Group, Ltd.                                                           2,729,898        10,875,533               0.3%
  Futuris Corp., Ltd.                                                          6,968,200         8,880,296               0.3%
  Iluka Resources, Ltd.                                                        2,571,650        11,917,195               0.4%
  Other Securities                                                                             178,410,425               5.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $192,389,309)                                                                          219,183,013               6.8%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
  Other Securities
    (Cost $1,448,798)                                                                            1,783,108               0.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
    (Cost $1,134,972)                                                                            1,155,858               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        6,759               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
  (Cost $194,973,079)                                                                          222,128,738               6.9%
                                                                                           ---------------   ---------------
FRANCE -- (3.9%)
COMMON STOCKS -- (3.9%)
# Nexans                                                                         266,537         9,828,919               0.3%
# SILIC (Societe Immobiliere de Location pour L'industrie et
    le Commerce)                                                                 104,887         9,663,538               0.3%
# Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)              43,572        10,089,373               0.3%
  Other Securities                                                                             117,437,452               3.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $101,999,057)                                                                          147,019,282               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $433,466)                                                                                480,181               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
  (Cost $102,432,523)                                                                          147,499,463               4.6%
                                                                                           ---------------   ---------------
GERMANY -- (3.8%)
COMMON STOCKS -- (3.8%)
# Bilfinger & Berger Bau AG                                                      328,961        15,616,285               0.5%
  Deutsche Euroshop AG                                                           168,045         8,832,953               0.3%
  Salzgitter AG                                                                  450,405        10,538,196               0.3%
  Other Securities                                                                             108,243,870               3.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $120,125,215)                                                                          143,231,304               4.4%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $99,180)                                                                                  44,273               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
  (Cost $120,224,395)                                                                          143,275,577               4.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
FINLAND -- (3.2%)
COMMON STOCKS -- (3.2%)
  Finnlines Oyj                                                                  496,200   $     8,476,052               0.3%
# Huhtamaki Van Leer Oyj                                                       1,251,450        19,001,730               0.6%
  Okobank Class A                                                                705,880        11,260,906               0.4%
  Rautaruukki Oyj Series K                                                     1,259,410        17,741,814               0.6%
  Wartsila Corp. Oyj Series B                                                    324,450         9,760,893               0.3%
  Other Securities                                                                              52,507,534               1.5%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
  (Cost $88,659,933)                                                                           118,748,929               3.7%
                                                                                           ---------------   ---------------
SWITZERLAND -- (3.1%)
COMMON STOCKS -- (3.1%)
# Baloise-Holding                                                                184,845         9,651,900               0.3%
  Other Securities                                                                             108,085,962               3.4%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $82,464,680)                                                                           117,737,862               3.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
    (Cost $252,847)                                                                                249,493               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
  (Cost $82,717,527)                                                                           117,987,355               3.7%
                                                                                           ---------------   ---------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
# Castellum AB                                                                   314,000        12,106,758               0.4%
# Kungsleden AB                                                                  556,000        13,798,305               0.4%
  Other Securities                                                                              88,705,893               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $80,797,077)                                                                           114,610,956               3.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $100,814)                                                                                 99,215               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
  (Cost $80,897,891)                                                                           114,710,171               3.6%
                                                                                           ---------------   ---------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
  Other Securities
    (Cost $90,997,174)                                                                         113,739,849               3.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
    (Cost $512,413)                                                                                512,501               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        7,452               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
  (Cost $91,509,587)                                                                           114,259,802               3.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
# Buhrmann NV                                                                  1,304,396   $    11,954,027               0.4%
# Heijmans NV                                                                    259,547        11,087,048               0.4%
  Other Securities                                                                              65,988,763               2.0%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
  (Cost $64,933,316)                                                                            89,029,838               2.8%
                                                                                           ---------------   ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities
    (Cost $56,528,188)                                                                          87,451,154               2.7%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       19,087               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
  (Cost $56,528,188)                                                                            87,470,241               2.7%
                                                                                           ---------------   ---------------
SINGAPORE -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $53,489,169)                                                                          63,123,375               2.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
    (Cost $601,845)                                                                                599,276               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $54,091,014)                                                                            63,722,651               2.0%
                                                                                           ---------------   ---------------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
  Cofinimmo SA                                                                    73,153        11,617,615               0.4%
# Tessenderlo Chemie                                                             235,667         9,128,010               0.3%
  Other Securities                                                                              41,509,987               1.2%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $40,802,998)                                                                            62,255,612               1.9%
                                                                                           ---------------   ---------------
SPAIN -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                              53,219,593               1.7%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
  (Cost $23,550,052)                                                                            53,219,593               1.7%
                                                                                           ---------------   ---------------
GREECE -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                              46,529,585               1.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $47,079,955)                                                                            46,529,585               1.4%
                                                                                           ---------------   ---------------
NORWAY -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities
    (Cost $19,289,673)                                                                          45,942,858               1.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
    (Cost $132,307)                                                                        $       131,648               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $19,421,980)                                                                            46,074,506               1.4%
                                                                                           ---------------   ---------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  Jurys Hotel Group P.L.C.                                                       848,393        15,854,016               0.5%
  Other Securities                                                                              26,391,295               0.8%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
  (Cost $33,658,244)                                                                            42,245,311               1.3%
                                                                                           ---------------   ---------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
  Other Securities
    (Cost $14,865,983)                                                                          34,657,534               1.1%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       41,824               0.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Danish Krone
    (Cost $8,165)                                                                                    7,756               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $14,874,148)                                                                            34,707,114               1.1%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.8%)
COMMON STOCKS -- (0.8%)
# Boehler-Uddeholm AG                                                             83,224        10,740,940               0.3%
  Other Securities                                                                              17,321,457               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,726,554)                                                                            28,062,397               0.9%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        2,490               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $23,726,554)                                                                            28,064,887               0.9%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities
    (Cost $13,435,631)                                                                          21,982,754               0.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
    (Cost $117,753)                                                                                116,645               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $13,553,384)                                                                            22,099,399               0.7%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                               7,661,638               0.2%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $7,941,772)                                                                              7,661,638               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency                                                                            $     1,524,787               0.0%
                                                                                           ---------------   ---------------
  TOTAL -- EMU
    (Cost $1,551,309)                                                                            1,524,787               0.0%
                                                                                           ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities
    (Cost $276,025)                                                                                  4,126               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $387,349)                                                                                  1,216               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $663,374)                                                                                    5,342               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (15.0%)
^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
    (Collateralized by $996,804,661 U.S. TIPS 1.875%, 07/15/13;
    U.S. STRIPS, rates ranging from 0% to 6.75%, maturities ranging from 05/15/16 to 11/15/27; U.S. Treasury Bond, 7.625%, 02/15/25; &
    U.S. Treasury Bill, 08/25/05, valued at $569,830,072) to be
    repurchased at $558,696,400 (Cost $558,650,466)                      $       558,650       558,650,466              17.3%

  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,379,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,372,276) to be repurchased at $5,292,425 (Cost $5,292,000)               5,292         5,292,000               0.2%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $563,942,466)                                                                          563,942,466              17.5%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,096,530,368)                                                                    $ 3,761,315,293             116.7%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                           EMERGING MARKETS PORTFOLIO
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company                                               $   1,367,074,598
                                                                                  -----------------
      Total Investments (100%) (Cost $970,497,093)                                $   1,367,074,598
                                                                                  =================

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                   (UNAUDITED)

                                                                                        VALUE+
                                                                                        ------
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company                                               $     289,020,405
                                                                                  -----------------
      Total Investments (100%) (Cost $244,084,194)                                $     289,020,405
                                                                                  =================

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                   MAY 31,2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED STATES -- (16.3%)
COMMON STOCKS -- (16.3%)
* America Movil S.A. de C.V. ADR                                                   9,900   $       561,132                1.0%
  Banco Bradesco SA ADR                                                            9,900           316,503                0.6%
  Banco Itau Holding Financeira SA ADR                                             5,400           474,822                0.9%
  Cemex S.A. de C.V. ADR                                                          18,300           699,060                1.3%
  Companhia Energetica de Minas Gerais SA ADR                                      8,100           244,863                0.4%
  Companhia Siderurgica Nacional SA ADR                                           12,800           228,480                0.4%
* Distribucion y Servicio D&S SA ADR                                              14,100           258,030                0.5%
  Empresa Nacional de Electricidad SA ADR                                         14,000           322,000                0.6%
  Fomento Economico Mexicano S.A. de C.V. ADR                                     10,100           552,975                1.0%
  Gerdau SA ADR                                                                   20,600           207,030                0.4%
  Grupo Televisia S.A. de C.V. ADR                                                 5,500           330,000                0.6%
* POSCO Sponsored ADR                                                              6,600           296,472                0.5%
* PT Telekomunikasi Indonesia Tbk ADR                                             13,700           270,575                0.5%
  Sociedad Quimica y Minera de Chile SA ADR                                        2,600           222,092                0.4%
  Tele Norte Leste Participacoes SA ADR                                           14,700           224,175                0.4%
* Telefonos de Mexico S.A. de C.V. ADR                                            29,800           556,068                1.0%
  Teva Pharmaceutical Industries, Ltd. ADR                                        22,200           740,814                1.4%
  Vale do Rio Doce Companhia ADR                                                  10,300           254,204                0.5%
  Other Securities                                                                               2,270,755                4.1%
                                                                                           ---------------    ---------------
TOTAL -- UNITED STATES
  (Cost $8,924,900)                                                                              9,030,050               16.5%
                                                                                           ---------------    ---------------
SOUTH AFRICA -- (10.8%)
COMMON STOCKS -- (10.8%)
  ABSA Group, Ltd.                                                                16,982           206,253                0.4%
  Barloworld, Ltd.                                                                20,119           260,019                0.5%
  MTN Group, Ltd.                                                                 40,133           264,865                0.5%
  Old Mutual PLC                                                                 225,248           479,410                0.9%
  Sanlam, Ltd.                                                                   179,977           296,503                0.5%
  Standard Bank Group, Ltd.                                                       36,564           332,826                0.6%
  Telkom SA, Ltd.                                                                 15,043           245,644                0.4%
  Other Securities                                                                               3,913,304                7.2%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $6,573,891)                                                                              5,998,824               11.0%
                                                                                           ---------------    ---------------
TAIWAN -- (10.6%)
COMMON STOCKS -- (10.5%)
  Mega Financial Holding Co., Ltd                                                411,000           266,291                0.5%
* United Microelectronics Corp.                                                  432,000           291,059                0.5%
  Other Securities                                                                               5,284,948                9.7%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $5,813,198)                                                                              5,842,298               10.7%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $38,374)                                                                                  38,318                0.1%
                                                                                           ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $5,851,572)                                                                              5,880,616               10.8%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
SOUTH KOREA -- (10.1%)
COMMON STOCKS -- (10.1%)
  Hyundai Motor Co., Ltd.                                                          5,040   $       282,366               0.5%
  Samsung Electronics Co., Ltd.                                                    2,330         1,125,257               2.0%
  Other Securities                                                                               4,151,678               7.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $5,521,889)                                                                              5,559,301              10.2%
                                                                                           ---------------   ---------------
MALAYSIA -- (8.7%)
COMMON STOCKS -- (8.7%)
  Commerce Asset Holding Berhad                                                  264,100           323,460               0.6%
  Genting Berhad                                                                  52,200           245,702               0.4%
  Sime Darby Berhad                                                              132,500           202,260               0.4%
  Other Securities                                                                               4,014,243               7.4%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $4,966,194)                                                                              4,785,665               8.8%
                                                                                           ---------------   ---------------
INDIA -- (7.9%)
COMMON STOCKS -- (7.9%)
* Infosys Technologies, Ltd                                                        4,230           217,558               0.4%
* Ranbaxy Laboratories, Ltd                                                        8,011           201,563               0.4%
  Other Securities                                                                               3,928,672               7.2%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $4,308,697)                                                                              4,347,793               8.0%
                                                                                           ---------------   ---------------
BRAZIL -- (4.8%)
PREFERRED STOCKS -- (4.6%)
  Investimentos Itau SA                                                          158,000           322,623               0.6%
  Usinas Siderurgicas de Minas Gerais SA                                          17,400           327,780               0.6%
  Other Securities                                                                               1,882,449               3.4%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $2,544,351)                                                                              2,532,852               4.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (0.2%)
  Other Securities
    (Cost $115,480)                                                                                119,700               0.2%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          129               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $2,659,831)                                                                              2,652,681               4.8%
                                                                                           ---------------   ---------------
MEXICO -- (4.7%)
COMMON STOCKS -- (4.7%)
  Alfa S.A. de C.V. Series A                                                      58,000           333,047               0.6%
* Carso Global Telecom S.A. de C.V. Telecom Series A1                            116,900           207,286               0.4%
  Grupo Financiero del Norte S.A.Series C                                         38,697           257,723               0.5%
  Nueva Grupo Mexico S.A. de C.V. Series B                                        62,722           296,197               0.5%
  Wal-Mart de Mexico S.A. de C.V. Series V                                        79,000           299,398               0.6%
  Other Securities                                                                               1,199,673               2.1%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $2,502,647)                                                                              2,593,324               4.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
TURKEY -- (4.1%)
COMMON STOCKS -- (4.1%)
  Akbank T.A.S.                                                                   48,977   $       261,432               0.5%
  Other Securities                                                                               2,012,889               3.7%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $2,383,599)                                                                              2,274,321               4.2%
                                                                                           ---------------   ---------------
ISRAEL -- (3.5%)
COMMON STOCKS -- (3.5%)
  Other Securities                                                                               1,955,783               3.6%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $1,925,631)                                                                              1,955,783               3.6%
                                                                                           ---------------   ---------------
THAILAND -- (3.2%)
COMMON STOCKS -- (3.2%)
  Other Securities                                                                               1,788,872               3.3%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $1,891,826)                                                                              1,788,872               3.3%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
  Gedeon Richter, Ltd.                                                             2,247           292,831               0.5%
* Magyar Olay-Es Gazipari RT                                                       6,089           452,772               0.8%
  Matav RT                                                                        52,484           203,971               0.4%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                   16,799           520,894               1.0%
  Other Securities                                                                                 183,036               0.3%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $1,863,310)                                                                              1,653,504               3.0%
                                                                                           ---------------   ---------------
POLAND -- (2.8%)
COMMON STOCKS -- (2.8%)
  Bank Polska Kasa Opieki - Grupa Pekao SA                                         6,765           272,547               0.5%
  Polski Koncern Naftowy Orlen SA                                                 40,803           553,322               1.0%
  Telekomunikacja Polska SA                                                       46,140           255,346               0.5%
  Other Securities                                                                                 442,708               0.8%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $1,669,401)                                                                              1,523,923               2.8%
                                                                                           ---------------   ---------------
INDONESIA -- (2.0%)
COMMON STOCKS -- (2.0%)
  PT Bank Central Asia Tbk                                                       754,500           274,634               0.5%
  Other Securities                                                                                 856,556               1.6%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $1,155,939)                                                                              1,131,190               2.1%
                                                                                           ---------------   ---------------
CHILE -- (1.8%)
COMMON STOCKS -- (1.8%)
  Other Securities                                                                               1,013,412               1.8%
                                                                                           ---------------   ---------------
TOTAL -- CHILE
  (Cost $1,070,046)                                                                              1,013,412               1.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
PHILIPPINES -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                         $       552,677               1.0%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $566,505)                                                                                  552,677               1.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.7%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,635,000 FNMA Notes 2.95%, 11/14/07, valued
    at $2,631,706) to be repurchased at $2,592,208 (Cost $2,592,000)     $         2,592         2,592,000               4.7%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $56,427,878)                                                                       $    55,333,936             101.3%
                                                                                           ===============   ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets.Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS
                                  MAY 31, 2005

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                   (UNAUDITED)

                                                                            SHARES              VALUE+
                                                                            ------              ------
Investment in The DFA One-Year Fixed Income Series of
   The DFA Investment Trust Company                                         209,400,816    $   2,091,914,152
                                                                                           -----------------
      Total Investments (100%) (Cost $2,090,344,366)                                       $   2,091,914,152
                                                                                           =================

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                   (UNAUDITED)

                                                                            SHARES              VALUE+
                                                                            ------              ------
Investment in The DFA Two-Year Global Fixed Income Series of
   The DFA Investment Trust Company                                         183,289,128    $   1,832,891,280
                                                                                           -----------------
      Total Investments (100%) (Cost $1,836,200,112)                                       $   1,832,891,280
                                                                                           =================

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT               VALUE+
                                                                            ------               ------
                                                                            (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                                   $        83,000      $    82,189,339
     3.650%, 12/17/08                                                            16,000           15,846,656
     3.700%, 12/17/08                                                            56,700           56,064,847
     3.900%, 02/24/09                                                             6,000            5,989,512
     3.550%, 04/06/09                                                            22,595           22,271,349
     4.125%, 04/15/09                                                            16,500           16,599,182
     4.375%, 06/24/09                                                            20,570           20,880,977
Federal Home Loan Bank
     5.800%, 09/02/08                                                            53,300           56,369,547
     5.865%, 09/02/08                                                             2,670            2,833,212
     3.625%, 11/14/08                                                            24,000           23,782,632
     3.625%, 11/14/08                                                            21,000           20,809,803
     3.500%, 02/13/09                                                            42,880           42,266,087
     3.000%, 04/15/09                                                            39,400           38,101,494
     4.250%, 05/15/09                                                            27,500           27,800,685
     3.750%, 08/18/09                                                            39,400           39,170,219
     3.500%, 11/03/09                                                            58,000           56,788,322
     4.000%, 11/13/09                                                            15,000           14,979,420
     6.500%, 11/13/09                                                             5,000            5,506,205
     3.875%, 01/15/10                                                            23,300           23,208,711
Tennessee Valley Authority
     5.375%, 11/13/08                                                            76,445           79,924,241
                                                                                             ---------------
TOTAL AGENCY OBLIGATIONS
 (Cost $656,957,382)                                                                             651,382,440
                                                                                             ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
  (Collateralized by $4,067,000 FHLMC Notes 4.00%, 09/22/09, valued
  at $4,072,084) to be repurchased at $4,011,322 (Cost $4,011,000)                4,011            4,011,000
                                                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $660,968,382)                                                                         $   655,393,440
                                                                                             ===============

----------
  + See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
UNITED STATES -- (30.0%)
BONDS -- (18.8%)
  Bayerische Landesbank
      3.200%, 04/15/09                                         $          10,000     $     9,637,650
  Citigroup, Inc.
      4.250%, 07/29/09                                                    13,575          13,591,195
  General Electric Capital Corp.
      3.250%, 06/15/09                                                    33,850          32,657,363
  Gillette Co.
      3.800%, 09/15/09                                                    34,185          33,784,249
  Pfizer, Inc.
      5.625%, 04/15/09                                                    18,300          19,243,109
  Procter & Gamble Co.
      6.875%, 09/15/09                                                    22,579          24,991,002
  Toyota Motor Credit Corp.
      2.875%, 08/01/08                                                     6,000           5,819,364
  US Bank NA
      3.400%, 03/02/09                                                    30,250          29,423,510
  Wal-Mart Stores, Inc.
      6.875%, 08/10/09                                                    33,590          37,026,694
  Wells Fargo & Co.
      3.125%, 04/01/09                                                    32,090          30,972,562
  Westdeutsche Landesbank
      6.050%, 01/15/09                                                    32,200          34,017,239
                                                                                     ---------------
TOTAL BONDS
  (Cost $274,546,786)                                                                    271,163,937
                                                                                     ---------------
AGENCY OBLIGATIONS (11.2%)
  Federal Farm Credit Bank
      4.125%, 04/15/09                                                    17,500          17,605,192
  Federal Home Loan Bank
      4.000%, 11/13/09                                                     6,000           5,991,768
      3.875%, 01/15/10                                                    33,000          32,870,706
  Federal Home Loan Mortgage
     Corporation
      5.750%, 03/15/09                                                    16,000          17,016,320
     @3.750%, 07/15/09                                                    19,100          24,498,246
      6.625%, 09/15/09                                                    21,000          23,167,746
  Federal National Mortgage Association
      5.250%, 01/15/09                                                    10,500          10,952,329
      3.250%, 02/15/09                                                    30,000          29,264,340
                                                                                     ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $162,865,463)                                                                    161,366,647
                                                                                     ---------------
TOTAL -- UNITED STATES
  (Cost $437,412,249)                                                                    432,530,584
                                                                                     ---------------
CANADA -- (13.2%)
BONDS -- (13.2%)
  BP Canada Finance
      3.625%, 01/15/09                                                    11,394          11,268,837
 ^British Columbia, Province of
      6.250%, 12/01/09                                                    42,600          37,831,936
 ^Canada Housing Trust
      4.650%, 09/15/09                                         $          47,900     $    39,921,285
 ^Canada, Goverment of
      4.250%, 09/01/09                                                    35,800          29,542,415
 ^Ontario, Province of
      6.200%, 11/19/09                                                    42,500          37,630,378
 ^Toyota Credit Canada
      4.250%, 06/17/09                                                    27,600          22,509,788
      4.750%, 06/29/09                                                    14,300          11,860,706
                                                                                     ---------------
TOTAL -- CANADA
  (Cost $188,256,513)                                                                    190,565,345
                                                                                     ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.7%)
BONDS -- (11.7%)
  African Development Bank
      3.250%, 08/01/08                                                    15,300          15,067,623
  Asian Development Bank
      5.948%, 05/20/09                                                    34,000          36,380,238
  European Investment Bank
      3.375%, 03/16/09                                                    33,435          32,886,031
     #4.000%, 04/15/09                                                    10,200           1,440,961
  Inter-American Development Bank
      5.375%, 11/18/08                                                     9,000           9,456,057
     ^5.625%, 06/29/09                                                    32,360          27,858,861
  International Finance Corp.
      3.750%, 06/30/09                                                    15,035          14,944,835
 #Oresundsbro Konsortiet
      6.000%, 04/20/09                                                     9,000           1,353,524
  World Bank (International Bank for
     Reconstruction & Development)
      5.125%, 03/13/09                                                    27,300          28,483,455
                                                                                     ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $167,060,999)                                                                    167,871,585
                                                                                     ---------------
GERMANY -- (8.6%)
BONDS -- (8.6%)
@ Bundesrepublik Deutschland
      5.375%, 01/04/10                                                    14,000          19,262,197
  Deutsche Postbank AG
      5.500%, 02/17/09                                                     8,000           8,420,760
  KFW-Kreditanstalt Fuer
    Wiederaufbau AG
     #3.750%, 01/28/09                                                    15,560           2,174,701
     @3.500%, 04/17/09                                                    29,000          36,938,422
^ Landesbank Baden-Wuerttemberg
    FoerderBank
      4.500%, 01/26/09                                                    19,800          16,293,324
^ Landwirtschaftliche RentenBank
      4.250%, 09/01/09                                                    50,100          41,031,549
                                                                                     ---------------
TOTAL -- GERMANY
  (Cost $127,888,528)                                                                    124,120,953
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
FRANCE -- (8.2%)
BONDS -- (8.2%)
  Dexia Credit Local
      5.500%, 01/21/09                                         $          20,115     $    21,113,207
 @ERAP
      3.750%, 04/25/10                                                    14,200          18,285,610
 @French Republic
      3.000%, 01/12/10                                                    28,000          35,012,163
  Total Capital SA
      3.500%, 01/05/09                                                    30,900          30,375,658
 @UNEDIC
      3.000%, 02/02/10                                                    10,000          12,476,127
                                                                                     ---------------
TOTAL -- FRANCE
  (Cost $121,210,022)                                                                    117,262,765
                                                                                     ---------------
NETHERLANDS -- (7.8%)
BONDS -- (7.8%)
  Bank Nederlandse Gemeenten NV
      4.375%, 09/15/09                                                    15,000          15,187,005
 @Dutch Government Bond
      3.000%, 01/15/10                                                    32,000          40,025,399
  Nederlandse Waterschapsbank NV
      2.750%, 12/30/08                                                    19,300          18,514,027
 ^Rabobank
      4.250%, 01/05/09                                                    47,200          38,472,512
                                                                                     ---------------
TOTAL -- NETHERLANDS
  (Cost $114,995,012)                                                                    112,198,943
                                                                                     ---------------
SWEDEN -- (6.7%)
BONDS -- (6.7%)
  Kommuninvest I Sverige AB
     #4.100%, 05/11/09                                                   156,000          22,049,881
      4.000%, 01/21/10                                                    10,000           9,990,450
 #Stockholm, Sweden
      3.375%, 03/08/10                                                   178,000          24,594,522
 #Swedish Government
      4.000%, 12/01/09                                                   277,000          39,378,117
                                                                                     ---------------
TOTAL BONDS
  (Cost $101,229,465)                                                                     96,012,970
                                                                                     ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
   (Cost $703,044)                                                                           695,396
                                                                                     ---------------
TOTAL -- SWEDEN
  (Cost $101,932,509)                                                                     96,708,366
                                                                                     ---------------
UNITED KINGDOM -- (2.8%)
BONDS (2.8%)
 @Network Rail Finance P.L.C.
      3.125%, 03/30/09
  (Cost $41,539,716)                                                      32,000          40,157,477
                                                                                     ---------------
AUSTRIA -- (2.7%)
BONDS -- (2.7%)
 @Asfinag
      3.250%, 10/19/09
  (Cost $40,349,337)                                           $          30,700     $    38,738,010
                                                                                     ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
  Eksportfinans ASA
      4.375%, 07/15/09
  (Cost $34,326,502)                                                      34,000          34,334,118
                                                                                     ---------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
  Institut de Credito Oficial
      3.875%, 07/15/09
  (Cost $32,819,215)                                                      33,045          32,964,436
                                                                                     ---------------
FINLAND -- (2.2%)
BONDS -- (2.2%)
  Republic of Finland
      3.250%, 05/15/09
  (Cost $31,752,973)                                                      32,700          32,087,725
                                                                                     ---------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
    (Cost $4,735,333)                                                                      4,631,804
                                                                                     ---------------
TEMPORARY CASH
  INVESTMENTS -- (1.1%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 2.89%, 06/01/05 (Collateralized
    by $15,773,000 FNMA Notes 2.95%, 11/14/07, valued
    at $15,753,284) to be repurchased at $15,521,246
    (Cost $15,520,000)                                                    15,520          15,520,000
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,459,798,908)                                                              $ 1,439,692,111
                                                                                     ===============

----------
 +  See Note B to Financial Statements.
 ^  Denominated in Canadian Dollars.
 @  Denominated in Euro Currency.
 #  Denominated in Swedish Krona.
 *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
U.S. TREASURY OBLIGATIONS -- (33.7%)
U.S. Treasury Bonds
    11.250%, 02/15/15                                          $           5,000     $     7,875,000
    10.625%, 08/15/15                                                      6,000           9,266,483
    9.875%, 11/15/15                                                       6,000           8,931,564
    9.250%, 02/15/16                                                       9,000          12,981,798
    7.250%, 05/15/16                                                       6,000           7,639,920
    7.500%, 11/15/16                                                       4,000           5,211,720
    9.000%, 11/15/18                                                       8,200          12,176,041
U.S. Treasury Notes
    5.625%, 05/15/08                                                       7,000           7,385,546
    5.500%, 05/15/09                                                       5,000           5,334,375
    6.000%, 08/15/09                                                       8,000           8,702,496
    6.500%, 02/15/10                                                       6,600           7,373,441
    5.750%, 08/15/10                                                       3,600           3,934,123
    5.000%, 02/15/11                                                      16,700          17,737,220
    5.000%, 08/15/11                                                      17,000          18,112,310
    4.875%, 02/15/12                                                       3,000           3,185,625
    3.875%, 02/15/13                                                      10,300          10,305,634
                                                                                     ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $139,245,969)                                                                    146,153,296
                                                                                     ---------------
AGENCY OBLIGATIONS -- (65.6%)
Federal Farm Credit Bank
    6.450%, 10/07/09                                                       2,000           2,193,534
    7.160%, 05/19/10                                                       3,000           3,412,149
    4.180%, 09/22/10                                                       7,000           7,024,493
    6.700%, 11/22/10                                                       2,000           2,254,942
    6.135%, 12/13/10                                                       4,000           4,394,516
    5.750%, 01/18/11                                                       9,000           9,739,062
    6.000%, 03/07/11                                                       9,000           9,849,681
    6.740%, 04/11/11                                                       1,000           1,133,521
    4.800%, 05/24/11                                                       3,300           3,411,072
    6.300%, 06/06/11                                                       2,800           3,126,774
    4.250%, 07/11/11                                                      10,000          10,043,750
    4.300%, 11/23/11                                                       5,500           5,532,835
    6.260%, 12/02/11                                                       2,000           2,232,884
    4.500%, 03/14/12                                                       3,000           3,049,818
    4.480%, 08/24/12                                                       4,000           4,059,760
    6.280%, 11/26/12                                                       3,000           3,388,071
    4.150%, 05/15/13                                                       4,000           3,970,852
    3.880%, 07/08/13                                                       4,000           3,894,956
    8.160%, 09/30/14                                                       3,615           4,666,028
    4.700%, 12/10/14                                                       4,000           4,109,316
    4.375%, 02/17/15                                                       6,000           6,008,682
Federal Home Loan Bank
    6.045%, 05/22/08                                                       1,000           1,061,519
    5.945%, 07/28/08                                                       6,000           6,370,182
    5.915%, 08/25/08                                           $           3,000     $     3,186,057
    5.800%, 09/02/08                                                       3,000           3,172,770
    5.550%, 11/17/08                                                       5,000           5,269,915
    5.315%, 12/23/08                                                      10,000          10,475,260
    5.545%, 02/17/09                                                       3,000           3,172,107
    5.950%, 03/16/09                                                       5,550           5,954,800
    5.863%, 04/22/09                                                       9,000           9,643,293
    6.730%, 06/22/09                                                       2,500           2,768,213
    6.500%, 08/14/09                                                       3,000           3,283,785
    6.500%, 11/13/09                                                       9,000           9,911,169
    3.875%, 02/12/10                                                       3,000           2,980,338
    7.375%, 02/12/10                                                       2,080           2,373,110
    7.625%, 05/14/10                                                       3,020           3,502,484
    4.125%, 08/13/10                                                       9,000           8,989,893
    6.625%, 11/15/10                                                       1,000           1,119,631
    4.500%, 05/13/11                                                       2,045           2,081,773
    7.200%, 06/14/11                                                       3,000           3,499,623
    5.750%, 08/15/11                                                       8,000           8,668,776
    5.750%, 05/15/12                                                      16,300          17,831,352
    4.500%, 11/15/12                                                       8,000           8,164,760
    3.875%, 06/14/13                                                       3,600           3,531,406
    4.500%, 09/16/13                                                      11,000          11,207,350
    5.250%, 06/18/14                                                      14,000          14,974,904
    4.500%, 11/14/14                                                       4,000           4,046,560
Tennessee Valley Authority
    5.375%, 11/13/08                                                       8,000           8,364,104
    5.625%, 01/18/11                                                      11,000          11,775,775
    6.000%, 03/15/13                                                       9,000          10,048,968
                                                                                     ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $271,774,185)                                                                    284,926,573
                                                                                     ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.7%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    2.89%, 06/01/05 (Collateralized by $2,910,000
    FHLMC Notes 4.00%, 09/22/09, valued at $2,913,638)
    to be repurchased at $2,870,230 (Cost $2,870,000)                      2,870           2,870,000
                                                                                     ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $413,890,154)                                                                $   433,949,869
                                                                                     ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
MUNICIPAL BONDS -- (65.3%)
ALABAMA -- (2.2%)
Alabama State Department of
  Dock Facilities Revenue Bonds
    6.000%, 10/01/08                                           $           1,000     $     1,092,960
Alabama State Federal Highway
  Finance Authority Series A
    5.000%, 03/01/09                                                       4,000           4,270,920
Alabama Water Pollution Control
  Authority Revenue Bonds
    5.000%, 08/15/08                                                       2,160           2,291,458
City of Huntsville, Alabama
  General Obligations
    4.500%, 08/01/07                                                       1,000           1,032,820
Jefferson County, Alabama Series A
  General Obligations
    5.000%, 04/01/08                                                       1,300           1,370,291
                                                                                     ---------------
TOTAL -- ALABAMA
  (Cost $10,226,944)                                                                      10,058,449
                                                                                     ---------------
ARIZONA -- (1.5%)
Arizona State Transportation Board
  Revenue Bonds
    5.250%, 07/01/08                                                       3,000           3,207,000
City of Scottsdale, Arizona General
  Obligations
    5.000%, 07/01/08                                                       2,250           2,386,755
Pima County, Arizona General
  Obligations
    5.100%, 07/01/07                                                       1,000           1,045,060
                                                                                     ---------------
TOTAL -- ARIZONA
  (Cost $6,691,628)                                                                        6,638,815
                                                                                     ---------------
ARKANSAS -- (1.6%)
Fort Smith, Arkansas Water & Sewer
  Redevelopment
    5.000%, 10/01/09                                                       2,850           3,067,626
State of Arkansas General Obligations
    5.500%, 08/01/09                                                       3,885           4,255,746
                                                                                     ---------------
TOTAL -- ARKANSAS
  (Cost $7,393,869)                                                                        7,323,372
                                                                                     ---------------
COLORADO -- (0.2%)
Jefferson County, Colorado School
  District General Obligations
    5.500%, 12/15/06
  (Cost $1,046,380)                                                        1,000           1,039,930
                                                                                     ---------------
CONNECTICUT -- (3.9%)
City of Stamford, Connecticut General
  Obligations
    5.000%, 07/15/09                                                       2,000           2,159,400
Connecticut State General Obligations
    5.000%, 12/15/09                                                       4,000           4,320,840
Connecticut State Special Obligation
  Rate Reduction
    5.000%, 06/30/09                                                       5,000           5,368,850
State of Connecticut Health
  Education Refunding Bonds
    4.500%, 03/15/09                                           $           5,600     $     5,902,176
                                                                                     ---------------
TOTAL -- CONNECTICUT
  (Cost $17,972,158)                                                                      17,751,266
                                                                                     ---------------
DELAWARE -- (0.5%)
Delaware Transportation Authority
  Series B Revenue Bonds
    5.250%, 07/01/07                                                       1,000           1,048,270
State of Delaware Series B
  General Obligations
    5.000%, 05/01/07                                                       1,000           1,040,830
                                                                                     ---------------
TOTAL -- DELAWARE
  (Cost $2,094,262)                                                                        2,089,100
                                                                                     ---------------
FLORIDA -- (2.8%)
Florida State Board of Education
  Series C General Obligations
    4.000%, 06/01/09                                                       4,000           4,146,480
Florida State Board of Education
  Series H General Obligations
    5.000%, 06/01/08                                                       2,000           2,117,860
Gainesville, Florida Utility System
  Revenue Bonds
    5.000%, 10/01/09                                                       4,000           4,310,480
Jacksonville, Florida Excise Taxes
  Revenue Bonds
    5.250%, 10/01/07                                                       1,000           1,053,410
Tallahassee, Florida Energy Systems
    2.750%, 10/01/05                                                       1,000             999,990
                                                                                     ---------------
TOTAL -- FLORIDA
  (Cost $12,872,890)                                                                      12,628,220
                                                                                     ---------------
GEORGIA -- (1.9%)
State of Georgia Finance & Investment
  Committee
    5.750%, 09/01/07                                                       1,000           1,063,020
State of Georgia General Obligations
    5.250%, 08/01/07                                                       1,000           1,050,350
    6.700%, 08/01/08                                                       2,000           2,227,240
    6.250%, 04/01/09                                                       2,000           2,235,600
    5.800%, 11/01/09                                                       2,010           2,239,964
                                                                                     ---------------
TOTAL -- GEORGIA
  (Cost $8,877,355)                                                                        8,816,174
                                                                                     ---------------
HAWAII -- (0.9%)
Honolulu, Hawaii General Obligations
    5.000%, 03/01/10                                                       2,000           2,164,540
State of Hawaii General Obligations
    5.000%, 04/01/08                                                       2,000           2,109,820
                                                                                     ---------------
TOTAL -- HAWAII
  (Cost $4,291,594)                                                                        4,274,360
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
ILLINOIS -- (2.8%)
Central Lake County, Illinois General
  Obligations
    6.000%, 02/01/08                                           $           1,000     $     1,075,340
Chicago Metropolitan Water Reclamation
  District General Obligations
    5.500%, 12/01/08                                                       2,000           2,163,320
Chicago, Illinois Public Building
  Commission Revenue Bonds
    5.000%, 03/01/08                                                       1,000           1,051,460
Chicago, Illinois Tax Increment
    5.500%, 01/01/07                                                         970           1,008,907
Du Page, Cook & Will Counties Community
  College District General Obligations
    5.000%, 06/01/08                                                       2,175           2,299,323
Du Page, Illinois Water Commission
  General Obligations
    5.000%, 03/01/07                                                       1,000           1,036,290
State of Illinois First Series General
  Obligations
    5.250%, 04/01/07                                                         600             625,008
State of Illinois General Obligations
    5.500%, 04/01/09                                                       3,000           3,263,520
                                                                                     ---------------
TOTAL -- ILLINOIS
  (Cost $12,696,487)                                                                      12,523,168
                                                                                     ---------------
INDIANA -- (0.9%)
Indianapolis, Indiana Local Improvement
  Revenue Bonds
    6.500%, 01/01/08                                                       1,000           1,084,620
Ivy Technical State College
  Revenue Bonds
    5.000%, 07/01/08                                                       1,000           1,058,060
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
    4.250%, 07/05/08                                                       1,000           1,036,290
Valparaiso, Indiana School Building Corp.
    4.500%, 01/05/07                                                       1,000           1,024,020
                                                                                     ---------------
TOTAL -- INDIANA
  (Cost $4,246,037)                                                                        4,202,990
                                                                                     ---------------
IOWA -- (0.9%)
Des Moines, Iowa General Obligations
    5.000%, 06/01/09
  (Cost $3,918,966)                                                        3,680           3,943,635
                                                                                     ---------------
KANSAS -- (0.7%)
Johnson County, Kansas General
  Obligations
    5.250%, 09/01/07                                                       1,000           1,052,000
Kansas State Development Finance
  Authority Revenue Bonds
    5.000%, 10/01/07                                                       1,000           1,047,590
Wyandotte County, Kansas City, Kansas
    5.000%, 09/01/07                                                       1,000           1,045,940
                                                                                     ---------------
TOTAL -- KANSAS
  (Cost $3,148,181)                                                                        3,145,530
                                                                                     ---------------
KENTUCKY -- (0.7%)
Kentucky State Turnpike Authority
  Revenue Bonds
    5.500%, 07/01/08
  (Cost $3,274,721)                                            $           3,000     $     3,221,610
                                                                                     ---------------
LOUISIANA -- (0.9%)
Calcasieu Parish, Louisiana General
  Obligations
    4.600%, 08/15/06                                                         700             714,077
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
    5.000%, 03/01/08                                                       1,000           1,049,840
Shreveport, Louisiana Series A
  Certificates of Indebtedness
    5.000%, 10/01/07                                                       1,000           1,046,900
St. Tammany Parish, Louisiana
    6.000%, 04/01/07                                                       1,000           1,054,380
                                                                                     ---------------
TOTAL -- LOUISIANA
  (Cost $3,888,667)                                                                        3,865,197
                                                                                     ---------------
MARYLAND -- (1.9%)
State of Maryland General Obligations
    5.000%, 07/15/08                                                       2,000           2,127,920
State of Maryland General Obligations
    5.250%, 02/01/09                                                       5,000           5,406,950
Washington Suburban Sanitation District
  General Obligations
    5.250%, 06/01/08                                                       1,000           1,069,610
                                                                                     ---------------
TOTAL -- MARYLAND
  (Cost $8,608,259)                                                                        8,604,480
                                                                                     ---------------
MASSACHUSETTS -- (0.7%)
Boston, Massachusetts Series A General
  Obligations
    5.000%, 02/01/08                                                       1,000           1,052,580
State of Massachusetts Series C General
  Obligations
    5.250%, 12/01/07                                                       2,000           2,109,340
                                                                                     ---------------
TOTAL -- MASSACHUSETTS
  (Cost $3,189,488)                                                                        3,161,920
                                                                                     ---------------
MICHIGAN -- (1.9%)
Detroit, Michigan City School District
  Series B General Obligations
    4.500%, 05/01/08                                                       1,000           1,044,050
Fraser Public School District General
  Obligations
    5.150%, 05/01/08                                                       1,000           1,062,060
Michigan Municipal Bond Authority
  Revenue Bonds
    5.250%, 10/01/07                                                       1,000           1,054,110
    5.250%, 10/01/08                                                       3,000           3,222,000
Michigan State Comprehensive
  Transportation Series A Revenue Bonds
    5.750%, 05/15/07                                                       1,000           1,054,220
Wayne County, Michigan Community
  College General Obligations
    5.000%, 07/01/07                                                       1,000           1,043,880
                                                                                     ---------------
TOTAL -- MICHIGAN
  (Cost $8,575,704)                                                                        8,480,320
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
MINNESOTA -- (1.3%)
Metropolitan Council of Minneapolis and
  St. Paul General Obligations
    4.000%, 02/01/08                                           $           1,200     $     1,234,464
State of Minnesota General Obligations
    6.000%, 08/01/05                                                       1,000           1,005,110
    5.000%, 11/01/07                                                       1,000           1,050,450
    5.000%, 08/01/09                                                       2,600           2,805,062
                                                                                     ---------------
TOTAL -- MINNESOTA
  (Cost $6,099,991)                                                                        6,095,086
                                                                                     ---------------
MISSISSIPPI -- (1.2%)
Rankin County, Mississippi School District
    4.500%, 02/01/07                                                       1,000           1,027,210
State of Mississippi General Obligations
    5.000%, 10/01/09                                                       4,000           4,308,800
                                                                                     ---------------
TOTAL -- MISSISSIPPI
  (Cost $5,330,594)                                                                        5,336,010
                                                                                     ---------------
MISSOURI -- (0.7%)
State of Missouri General Obligations
    5.000%, 08/01/08
  (Cost $3,238,552)                                                        3,000           3,193,560
                                                                                     ---------------
NEVADA -- (2.0%)
Clark County, Nevada School District
  General Obligations
    4.000%, 06/01/09                                                       3,540           3,665,564
Las Vegas, Nevada Valley Water
  Distribution Series B
    5.250%, 06/01/09                                                       2,830           3,062,484
State of Nevada General Obligations
    5.375%, 10/01/08                                                       2,100           2,258,823
                                                                                     ---------------
TOTAL -- NEVADA
  (Cost $9,134,775)                                                                        8,986,871
                                                                                     ---------------
NEW HAMPSHIRE -- (0.2%)
New Hampshire State Turnpike Systems
  Revenue Bonds
    5.000%, 10/01/06
  (Cost $1,033,492)                                                        1,000           1,028,570
                                                                                     ---------------
NEW JERSEY -- (1.7%)
New Jersey State Transportation Trust
  Fund Authority
    5.375%, 12/15/07                                                       1,000           1,061,030
    5.250%, 12/15/09                                                       6,130           6,675,202
                                                                                     ---------------
TOTAL -- NEW JERSEY
  (Cost $7,831,690)                                                                        7,736,232
                                                                                     ---------------
NEW MEXICO -- (0.4%)
New Mexico State Severance Tax Series
    5.000%, 07/01/07                                                         550             573,677
    5.000%, 07/01/07                                                       1,000           1,042,850
                                                                                     ---------------
TOTAL -- NEW MEXICO
  (Cost $1,621,921)                                                                        1,616,527
                                                                                     ---------------
NEW YORK -- (2.1%)
Long Island Power Authority Series A
  Revenue Bonds
    5.250%, 12/01/05                                           $           1,000     $     1,012,690
Municipal Assistance Corp. for the
  City of New York
    6.000%, 07/01/07                                                       1,000           1,064,130
Nassau County, New York Interim
  Finance Authority
    5.000%, 11/15/09                                                       3,415           3,693,049
New York State Thruway Authority
    5.000%, 04/01/09                                                       3,500           3,753,820
                                                                                     ---------------
TOTAL -- NEW YORK
  (Cost $9,663,568)                                                                        9,523,689
                                                                                     ---------------
NORTH CAROLINA -- (2.1%)
Durham County, North Carolina General
  Obligations
    5.500%, 04/01/09                                                       3,000           3,278,250
North Carolina State Public Improvements
  General Obligations
    5.500%, 03/01/08                                                       1,000           1,069,710
State of North Carolina General
  Obligations
    5.000%, 03/01/09                                                       4,000           4,292,920
University of North Carolina
  Revenue Bonds
    5.000%, 04/01/08                                                       1,000           1,057,700
                                                                                     ---------------
TOTAL -- NORTH CAROLINA
  (Cost $9,755,300)                                                                        9,698,580
                                                                                     ---------------
OHIO -- (2.8%)
Franklin County, Ohio General Obligations
    5.500%, 12/01/07                                                       1,000           1,063,370
Ohio State Building Authority
  Revenue Bonds
    5.500%, 10/01/08                                                       1,500           1,619,835
Ohio State Higher Education Capital
  Facilities Revenue Bonds
    5.000%, 12/01/08                                                       5,000           5,332,850
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
    5.250%, 12/01/06                                                       1,000           1,034,720
Ohio State Water Development Authority
  Revenue Bonds
    5.000%, 06/01/08                                                       2,500           2,647,325
State of Ohio Highway Improvement
  General Obligations
    5.500%, 05/01/07                                                       1,000           1,048,730
                                                                                     ---------------
TOTAL -- OHIO
  (Cost $12,928,946)                                                                      12,746,830
                                                                                     ---------------
OKLAHOMA -- (1.0%)
Grand River Dam Authority of Oklahoma
  Revenue Bonds
    5.750%, 06/01/08
  (Cost $4,367,666)                                                        4,000           4,323,520
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
OREGON -- (2.1%)
Oregon State Deparment of Transportation
  Revenue Bonds
    5.000%, 11/15/06                                           $             900     $       927,279
Oregon State Department of Administrative
  Services Revenue Bonds
    5.250%, 04/01/08                                                       2,000           2,126,080
Salem-Keizer, Oregon School District
  General Obligations
    5.000%, 06/15/09                                                       6,055           6,511,729
                                                                                     ---------------
TOTAL -- OREGON
  (Cost $9,503,429)                                                                        9,565,088
                                                                                     ---------------
PENNSYLVANIA -- (1.9%)
Allegheny County, Pennsylvania
  Sanitation Authority
    5.000%, 12/01/07                                                       1,000           1,051,170
Berks County, Pennsylvania General
  Obligations
    6.350%, 11/15/07                                                       1,500           1,621,140
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
    5.000%, 06/15/08                                                       1,000           1,060,250
Pittsburgh, Pennsylvania School District
  General Obligations
    5.000%, 09/01/07                                                       1,000           1,046,160
State of Pennsylvania General Obligations
    5.000%, 01/15/07                                                         650             671,489
    5.000%, 10/01/09                                                       2,950           3,186,413
                                                                                     ---------------
TOTAL -- PENNSYLVANIA
  (Cost $8,700,917)                                                                        8,636,622
                                                                                     ---------------
SOUTH CAROLINA -- (1.0%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds Series 1985B
    6.125%, 01/01/07                                                       1,000           1,049,990
Richland County, South Carolina General
  Obligations
    5.000%, 02/01/10                                                       1,500           1,624,785
State of South Carolina General Obligations
    5.000%, 04/01/09                                                       1,900           2,040,638
                                                                                     ---------------
TOTAL -- SOUTH CAROLINA
  (Cost $4,694,462)                                                                        4,715,413
                                                                                     ---------------
TENNESSEE -- (2.2%)
Knox County, Tennessee General
  Obligations
    4.500%, 04/01/08                                                       2,000           2,082,880
Metro Government Nashville & Davidson
  Counties General Obligations
    5.000%, 11/15/08                                                       2,000           2,130,140
Metro Government of Nashville & Davidson
  Counties Series A Prerefunded
  General Obligations
    5.250%, 10/15/07                                                         790             832,881
Metro Government of Nashville & Davidson
  Counties Series B Unrefunded
  General Obligations
    5.250%, 10/15/07                                                         210             221,201
Shelby County, Tennessee General
  Obligations
    5.000%, 04/01/09                                           $           4,195     $     4,488,272
                                                                                     ---------------
TOTAL -- TENNESSEE
  (Cost $9,834,110)                                                                        9,755,374
                                                                                     ---------------
TEXAS -- (4.5%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
    5.000%, 11/15/05                                                       1,000           1,009,750
Dallas, Texas Waterworks & Sewer System
    5.250%, 10/01/08                                                       3,000           3,212,130
Houston, Texas General Obligations
    5.500%, 03/01/06                                                          70              71,338
    5.500%, 03/01/06                                                         430             438,441
Lower Colorado River Authority
  Revenue Bonds
    5.250%, 05/15/08                                                       1,000           1,064,220
San Antonio, Texas Pre Refunded General
  Obligations
    5.000%, 08/01/07                                                          20              20,873
San Antonio, Texas Unrefunded General
  Obligations
    5.000%, 08/01/07                                                         980           1,022,140
State of Texas General Obligations
    5.000%, 08/01/09                                                       4,000           4,300,880
Texas A&M University Revenue Bond
    5.000%, 05/15/09                                                       4,000           4,281,960
Texas State University Systems Financing
  Revenue Bonds
    5.000%, 03/15/09                                                       2,245           2,400,197
Trinity River Authority Texas Regional
  Wastewater System Revenue Bond
    5.500%, 08/01/08                                                       2,200           2,363,900
                                                                                     ---------------
TOTAL -- TEXAS
  (Cost $20,428,941)                                                                      20,185,829
                                                                                     ---------------
UTAH -- (1.6%)
Salt Lake City, Utah General Obligations
    5.250%, 06/15/07                                                       1,000           1,046,870
Salt Lake County, Utah Municipal Building
  Authority Lease Revenue Bonds
    5.000%, 10/01/08                                                       1,800           1,913,724
State of Utah General Obligations
    4.000%, 07/01/08                                                       3,000           3,099,120
Utah State Board of Regents
  Revenue Bonds
    5.250%, 04/01/08                                                       1,000           1,061,640
                                                                                     ---------------
TOTAL -- UTAH
  (Cost $7,238,752)                                                                        7,121,354
                                                                                     ---------------
VERMONT -- (0.2%)
Vermont Public Power Supply Authority
    4.000%, 07/01/07
  (Cost $1,025,769)                                                        1,000           1,022,820
                                                                                     ---------------
VIRGINIA -- (4.9%)
Arlington County, Virginia General
  Obligations
    4.000%, 01/15/09                                                       4,000           4,151,320

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
Fairfax Country, Virginia General
  Obligations
    5.000%, 06/01/09                                           $           3,465     $     3,733,503
Richmond, Virginia General Obligations
    5.000%, 07/15/07                                                       1,000           1,045,720
Virginia Commonwealth Transportation
  Board Federal Highway
  Reimbursement Notes
    5.000%, 10/01/09                                                       5,000           5,396,500
Virginia State Public Building Authority
    5.000%, 08/01/09                                                       4,000           4,305,720
Virginia State Public School Authority
    5.250%, 08/01/09                                                       3,500           3,800,055
                                                                                     ---------------
TOTAL -- VIRGINIA
  (Cost $22,538,182)                                                                      22,432,818
                                                                                     ---------------
WASHINGTON -- (3.6%)
Grant County, Washington Public Utility
    5.000%, 01/01/10                                                       2,000           2,154,760
King County, Washington Sewer
  Revenue Bonds
    5.250%, 01/01/08                                                       2,000           2,112,820
Seattle, Washington Drain & Wastewater
  Revenue Bonds
    4.000%, 07/01/08                                                       1,000           1,028,870
Seattle, Washington
  Light & Power Authority
    4.000%, 08/01/09                                                       5,940           6,147,009
Snohomish County, Washington School
  District Revenue Bonds
    4.500%, 06/01/09                                                       3,500           3,689,490
State of Washington General Obligations
    5.500%, 09/01/07                                                       1,000           1,054,940
                                                                                     ---------------
TOTAL -- WASHINGTON
  (Cost $16,339,315)                                                                      16,187,889
                                                                                     ---------------
WISCONSIN -- (0.9%)
Muskego Norway, Wisconsin School
  District General Obligations
    5.000%, 04/01/07                                                       1,000           1,037,080
State of Wisconsin General Obligations
    5.000%, 05/01/07                                                       1,000           1,038,740
    5.250%, 05/01/09                                                       2,000           2,161,000
                                                                                     ---------------
TOTAL -- WISCONSIN
  (Cost $4,234,949)                                                                        4,236,820
                                                                                     ---------------
TOTAL MUNICIPAL BONDS
  (Cost $298,558,911)                                                                    295,914,038
                                                                                     ---------------
TAX EXEMPT COMMERCIAL
  PAPER -- (33.6%)
ARIZONA -- (3.2%)
City of Mesa, Arizona Municipal Bonds
    2.250%, 06/08/05                                                       4,000           3,999,879
Salt River Project Agricultural Improvement
    2.950%, 06/08/05                                                       3,000           3,000,000
    2.950%, 06/09/05                                                       2,500           2,500,000
    2.900%, 06/24/05                                                       5,000           5,000,000
                                                                                     ---------------
TOTAL -- ARIZONA
  (Cost $14,500,000)                                                                      14,499,879
                                                                                     ---------------
CONNECTICUT -- (0.7%)
State of Connecticut Health and Education
    2.730%, 06/20/05                                           $           1,000     $     1,000,000
    2.650%, 06/29/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL-- CONNECTICUT
  (Cost $3,000,000)                                                                        3,000,000
                                                                                     ---------------
FLORIDA -- (2.5%)
City of Gainesville, Florida
    2.950%, 06/13/05                                                       5,000           5,000,000
    2.900%, 06/16/05                                                       6,500           6,500,000
                                                                                     ---------------
TOTAL -- FLORIDA
  (Cost $11,500,000)                                                                      11,500,000
                                                                                     ---------------
GEORGIA -- (2.4%)
Burke County, Georgia
  Development Authority
  2.600%, 06/02/05
  (Cost $11,000,000)                                                      11,000          11,000,000
                                                                                     ---------------
MARYLAND -- (2.4%)
Maryland Health & Higher Education
    2.950%, 06/01/05                                                       3,000           3,000,000
    3.000%, 06/01/05                                                       3,000           3,000,000
    3.000%, 06/06/05                                                       1,000           1,000,000
    2.830%, 07/12/05                                                       4,000           4,000,000
                                                                                     ---------------
TOTAL -- MARYLAND
  (Cost $11,000,000)                                                                      11,000,000
                                                                                     ---------------
MASSACHUSETTS -- (3.8%)
Massachusetts Health & Education Facility
    2.950%, 06/02/05                                                       2,003           2,003,000
    2.950%, 06/03/05                                                       2,000           2,000,000
Massachusetts Port Authority
    2.650%, 06/14/05                                                       1,000           1,000,000
    2.950%, 06/16/05                                                       5,000           5,000,000
Massachusetts Water Resource
    2.650%, 06/09/05                                                       3,000           3,000,000
    2.650%, 06/28/05                                                       2,000           2,000,000
State of Massachusetts General
  Obligations
    2.730%, 06/21/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- MASSACHUSETTS
  (Cost $17,003,000)                                                                      17,003,000
                                                                                     ---------------
NEBRASKA -- (1.8%)
Omaha Public Power District
    2.900%, 06/02/05                                                       4,100           4,100,000
    2.550%, 06/07/05                                                       2,000           2,000,000
    2.650%, 06/30/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- NEBRASKA
  (Cost $8,100,000)                                                                        8,100,000
                                                                                     ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                 ---------------     ---------------
                                                                     (000)
NEW YORK -- (1.5%)
Dormitory Authority of New York
    2.950%, 06/14/05                                           $           5,000     $     5,000,000
New York State Environmental Quality
  General Obligations
    2.980%, 06/03/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- NEW YORK
  (Cost $7,000,000)                                                                        7,000,000
                                                                                     ---------------
SOUTH CAROLINA -- (0.8%)
South Carolina Public Service
    2.600%, 06/03/05                                                       1,750           1,750,000
    2.750%, 06/22/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- SOUTH CAROLINA
  (Cost $3,750,000)                                                                        3,750,000
                                                                                     ---------------
TENNESSEE -- (1.2%)
Tennessee State School Board Authority
    2.900%, 06/01/05                                                       2,400           2,400,000
    2.770%, 07/08/05                                                       2,790           2,790,000
                                                                                     ---------------
TOTAL -- TENNESSEE
  (Cost $5,190,000)                                                                        5,190,000
                                                                                     ---------------
TEXAS -- (11.6%)
City of San Antonio, TX
    3.000%, 06/03/05                                                       2,100           2,100,000
City of San Antonio, TX Electric
    2.770%, 07/11/05                                                       5,000           5,000,000
Dallas Area Rapid Transit
    2.600%, 06/06/05                                                       1,000           1,000,000
    2.650%, 06/10/05                                                       9,000           9,000,000
Harris County, Texas General Obligations
    2.900%, 06/23/05                                                       1,500           1,500,000
Houston, Texas General Obligations
    2.900%, 06/06/05                                                       3,000           3,000,000
Plano, Texas Health Facility
    2.950%, 06/06/05                                                       2,500           2,500,000
    2.750%, 06/07/05                                                       2,000           2,000,000
Texas Public Finance Authority
    2.950%, 06/15/05                                                       9,359           9,359,000
Texas Tech University Board of Regents
    2.850%, 07/13/05                                           $           7,000     $     7,000,000
University of Texas Board of Regents
    2.900%, 06/09/05                                                      10,000          10,000,000
                                                                                     ---------------
TOTAL -- TEXAS
  (Cost $52,459,000)                                                                      52,459,000
                                                                                     ---------------
UTAH -- (0.9%)
Intermountain Power Agency
    2.900%, 06/02/05                                                       1,000           1,000,000
    2.650%, 06/13/05                                                       1,000           1,000,000
    2.650%, 06/27/05                                                       2,000           2,000,000
                                                                                     ---------------
TOTAL -- UTAH
  (Cost $4,000,000)                                                                        4,000,000
                                                                                     ---------------
VIRGINIA -- (0.6%)
IDA of The City of Hampton, VA
    2.950%, 06/17/05
  (Cost $2,600,000)                                                        2,600           2,600,000
                                                                                     ---------------
WISCONSIN -- (0.2%)
State of Wisconsin General Obligations
    2.850%, 06/10/05
  (Cost $1,095,000)                                                        1,095           1,095,000
                                                                                     ---------------
TOTAL TAX EXEMPT COMMERCIAL
  PAPER
  (Cost $152,197,000)                                                                    152,196,879
                                                                                     ---------------

                                                                    SHARES
                                                                 ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS--(1.1%)
  WT Investment Trust I-
    Money Market Series/
    Tax-Exempt Series--
    Investor Shares
    (Cost $5,116,781)                                                      5,117           5,116,781
                                                                                     ---------------
TOTAL INVESTMENTS--(100.0%)
  (Cost $455,872,692)                                                                $   453,227,698
                                                                                     ===============

----------
 + See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                      U.S              ENHANCED             U.S.               U.S.
                                                     LARGE            U.S. LARGE         LARGE CAP           SMALL XM
                                                    COMPANY            COMPANY             VALUE              VALUE
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $      1,743,767   $        270,757   $      3,219,406   $        152,837
Receivables for Fund Shares Sold                           1,711                197              4,390                 32
Prepaid Expenses and Other Assets                             10                  3                  9                 --
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       1,745,488            270,957          3,223,805            152,869
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                         1,397                 92              3,867                 --
   Fund Shares Redeemed                                      314                105                523                 32
   Due to Advisor                                             99                 33                390                 37
Accrued Expenses and Other Liabilities                        61                  7                 59                  6
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                      1,871                237              4,839                 75
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $      1,743,617   $        270,720   $      3,218,966   $        152,794
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    49,757,434         28,695,437        159,379,308          9,734,912
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          35.04   $           9.43   $          20.20   $          15.70
                                                ================   ================   ================   ================
Investments at Cost                             $      1,446,524   $        242,174   $      2,447,819   $        129,746
                                                ================   ================   ================   ================

                                                      U.S.               U.S.               U.S.               DFA
                                                   SMALL CAP            SMALL              MICRO           REAL ESTATE
                                                     VALUE               CAP                CAP             SECURITIES
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $0, $0, $0,
   and $44,394, of securities on loan,
   respectively)                                $      6,072,492   $      2,274,285   $      3,335,636   $      1,602,347
Receivables:
   Investment Securities Sold                                 --                 52                 77                499
   Dividends and Interest                                     --                 --                 --              1,236
   Securities Lending Income                                  --                 --                 --                 15
   Fund Shares Sold                                        8,044              1,231              1,603              1,145
Prepaid Expenses and Other Assets                             49                 32                 23                 45
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       6,080,585          2,275,600          3,337,339          1,605,287
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                           --                 --                 --             45,337
   Investment Securities Purchased                         5,622                 --                 --             13,648
   Fund Shares Redeemed                                    2,422              1,283              1,680              2,217
   Due to Advisor                                          1,464                590              1,077                379
Accrued Expenses and Other Liabilities                       138                 48                 73                111
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                      9,646              1,921              2,830             61,692
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $      6,070,939   $      2,273,679   $      3,334,509   $      1,543,595
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                   235,241,450        122,140,796        237,149,729         66,276,843
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          25.81   $          18.62   $          14.06   $          23.29
                                                ================   ================   ================   ================
Investments at Cost                             $      4,489,022   $      1,928,588   $      2,456,163   $      1,167,414
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                    INTERNATIONAL         JAPANESE         PACIFIC RIM
                                                   LARGE CAP            SMALL              SMALL              SMALL
                                                 INTERNATIONAL         COMPANY            COMPANY            COMPANY
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $152,394,
   $0, $0, and $0 of securities on loan,
   respectively)                                $      1,109,524   $      2,044,521   $        108,577   $         30,465
Cash                                                          15                 15                 --                 --
Receivables:
   Dividends, Interest, and Tax Reclaims                   3,694                  1                 --                 --
   Securities Lending Income                                 188                 --                 --                 --
   Fund Shares Sold                                        1,053              3,076                 --                126
Prepaid Expenses and Other Assets                             50                 13                 13                  3
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                       1,114,524          2,047,626            108,590             30,594
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                      161,396                 --                 --                 --
   Investment Securities Purchased                             9              5,000                 --                126
   Fund Shares Redeemed                                      696                400                 --                 --
   Due to Advisor                                            198                677                 36                  8
Accrued Expenses and Other Liabilities                       128                 43                  8                  4
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                    162,427              6,120                 44                138
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        952,097   $      2,041,506   $        108,546   $         30,456
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    54,801,864        141,298,553          7,231,561          2,182,675
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          17.37   $          14.45   $          15.01   $          13.95
                                                ================   ================   ================   ================
Investments at Cost                             $      1,000,237   $      1,569,660   $        217,988   $         57,857
                                                ================   ================   ================   ================

                                                                                            DFA
                                                     UNITED          CONTINENTAL       INTERNATIONAL
                                                    KINGDOM             SMALL            SMALL CAP           EMERGING
                                                 SMALL COMPANY         COMPANY             VALUE             MARKETS
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $0, $0,
   $518,086, and $0, of securities on loan
   respectively)                                $         16,933   $         45,600   $      3,761,315   $      1,367,075
Cash                                                          --                 --                 15                 --
Receivables:
   Investment Securities Sold                                 --                 --              7,732                 --
   Dividends, Interest, and Tax Reclaims                      --                 --             12,084                 --
   Securities Lending Income                                  --                 --                630                 --
   Fund Shares Sold                                           --                 --             29,733                713
Prepaid Expenses and Other Assets                              6                  4                102                 15
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                          16,939             45,604          3,811,611          1,367,803
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                           --                 --            558,650                 --
   Investment Securities Purchased                            --                 --             27,769                570
   Fund Shares Redeemed                                       --                 --              1,095                143
   Due to Advisor                                              3                 13              1,707                447
Accrued Expenses and Other Liabilities                         3                  5                288                 24
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                          6                 18            589,509              1,184
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $         16,933   $         45,586   $      3,222,102   $      1,366,619
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                       743,093          3,153,757        203,152,072         81,825,526
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          22.79   $          14.45   $          15.86   $          16.70
                                                ================   ================   ================   ================
Investments at Cost                             $         10,490   $         29,921   $      3,096,530   $        970,497
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                                                               DFA
                                                    EMERGING           EMERGING             DFA              TWO-YEAR
                                                    MARKETS            MARKETS            ONE-YEAR            GLOBAL
                                                   SMALL CAP         CORE EQUITY        FIXED INCOME       FIXED INCOME
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $        289,020   $         55,334   $      2,091,914   $      1,832,891
Cash                                                          --                 15                 --                 --
Receivables:
   Investment Securities Sold                                 --                 --              6,527                 --
   Dividends and Interest                                     --                226                 --                 --
   Fund Shares Sold                                          435              1,410              2,411              2,466
Prepaid Expenses and Other Assets                             --                  1                 15                  8
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                         289,455             56,986          2,100,867          1,835,365
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           386              2,345                 --              2,112
   Fund Shares Redeemed                                       49                 --              8,938                354
   Due to Advisor                                            106                 --                176                152
   Deferred Thailand Capital Gains Tax                        --                  6                 --                 --
Accrued Expenses and Other Liabilities                         8                 31                 60                 48
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                        549              2,382              9,174              2,666
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        288,906   $         54,604   $      2,091,693   $      1,832,699
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    25,166,073          5,618,694        205,300,077        184,570,561
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          11.48   $           9.72   $          10.19   $           9.93
                                                ================   ================   ================   ================
Investments at Cost                             $        244,084   $         56,428   $      2,090,344   $      1,836,200
                                                ================   ================   ================   ================

                                                                          DFA                DFA
                                                      DFA             FIVE-YEAR         INTERMEDIATE           DFA
                                                   FIVE-YEAR            GLOBAL           GOVERNMENT         SHORT-TERM
                                                   GOVERNMENT        FIXED INCOME       FIXED INCOME      MUNICIPAL BOND
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                            $        655,393   $      1,439,692   $        433,950   $        453,228
Cash                                                           1                 15                 --                 --
Receivables:
   Dividends and Interest                                  4,886             19,660              5,040              4,523
   Fund Shares Sold                                          705              1,266                256                452
Unrealized Gain on Forward Currency Contracts                 --             16,408                 --                 --
Prepaid Expenses and Other Assets                              2                 14                 --                 16
                                                ----------------   ----------------   ----------------   ----------------
    Total Assets                                         660,987          1,477,055            439,246            458,219
                                                ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            --             10,857                 --                 --
   Fund Shares Redeemed                                       78                597                 20                288
   Due to Advisor                                            108                299                 36                 80
Accrued Expenses and Other Liabilities                        42                124                 35                 48
                                                ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                        228             11,877                 91                416
                                                ----------------   ----------------   ----------------   ----------------
NET ASSETS                                      $        660,759   $      1,465,178   $        439,155   $        457,803
                                                ================   ================   ================   ================
SHARES OUTSTANDING $0.01 PAR VALUE                    62,186,528        137,666,845         37,046,532         45,585,842
                                                ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $          10.63   $          10.64   $          11.85   $          10.04
                                                ================   ================   ================   ================
Investments at Cost                             $        660,968   $      1,459,799   $        413,890   $        455,873
                                                ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                      U.S           ENHANCED            U.S.             U.S.
                                                                     LARGE         U.S. LARGE        LARGE CAP        SMALL XM
                                                                    COMPANY          COMPANY           VALUE            VALUE
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                          --    $       2,636    $      17,615    $       1,398
   Dividends                                                     $      14,087               --               --               --
   Interest                                                                441               --               --               --
   Income from Securities Lending                                           41               --               --               --
   Expenses Allocated from Master Funds                                   (408)              --               --               --
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         14,161            2,636           17,615            1,398
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Administrative Services                                               1,711              183            2,180              232
   Accounting & Transfer Agent Fees                                        167                7               26                6
   Legal Fees                                                                8                1               14                1
   Audit Fees                                                                2                1                3                1
   Filing Fees                                                              35               17               34               19
   Shareholders' Reports                                                     9                1               14                1
   Directors' Fees and Expenses                                              6                1               11                1
   Other                                                                     2               --                2               --
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   1,940              211            2,284              261
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                          (1,158)              --               --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                            782              211            2,284              261
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         13,379            2,425           15,331            1,137
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment
     Trust Company                                                          --               --            2,658           18,636
   Net Realized Gain (Loss) on Investment Securities Sold               (7,292)             (58)             (75)            (834)
   Net Realized Gain (Loss) on Futures                                     820               --               --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                              30,567            2,658          119,466          (17,663)
     Futures                                                              (522)              --               --               --
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                      23,573            2,600          122,049              139
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $      36,952    $       5,025    $     137,380    $       1,276
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                      U.S.             U.S.             U.S.             DFA
                                                                   SMALL CAP          SMALL            MICRO         REAL ESTATE
                                                                     VALUE             CAP              CAP          SECURITIES
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                               $      32,889    $       9,343    $      10,038               --
   Dividends                                                                --               --               --    $      30,936
   Interest                                                                 --               --               --              163
   Income from Securities Lending                                           --               --               --               66
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         32,889            9,343           10,038           31,165
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               --               --            2,081
   Administrative Services                                               8,876            3,566            6,524               --
   Accounting & Transfer Agent Fees                                         29               13               16              317
   Custodian Fees                                                           --               --               --               66
   Legal Fees                                                               33                9               19                7
   Audit Fees                                                                6                3                3               20
   Filing Fees                                                              49               19               29               33
   Shareholders' Reports                                                    33               10               18                8
   Directors' Fees and Expenses                                             24                8               14                5
   Other                                                                    10                2                6                9
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   9,060            3,630            6,629            2,546
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         23,829            5,713            3,409           28,619
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment
     Trust Company                                                     533,322          104,187          267,454               --
   Net Realized Gain (Loss) on Investment Securities Sold               (8,945)          (5,822)          (2,849)           6,660
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                            (579,635)        (142,032)        (356,906)          60,382
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                     (55,258)         (43,667)         (92,301)          67,042
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     (31,429)   $     (37,954)   $     (88,892)   $      95,661
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                  INTERNATIONAL      JAPANESE        PACIFIC RIM
                                                                   LARGE CAP          SMALL            SMALL            SMALL
                                                                 INTERNATIONAL       COMPANY          COMPANY          COMPANY
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $1,378,
     $2,200, $64, and $15, respectively)                         $      15,080    $      26,292    $         848    $         574
   Interest                                                                112              240               10                4
   Income from Securities Lending                                          536            2,574              227               32
   Expenses Allocated from Master Funds                                     --           (2,353)            (110)             (42)
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                         15,728           26,753              975              568
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                          1,144               --               --               --
   Administrative Services                                                  --            3,878              194               61
   Accounting & Transfer Agent Fees                                        359               18               16               16
   Custodian Fees                                                          150               --               --               --
   Legal Fees                                                                6               12               --               --
   Audit Fees                                                               14                1                1                1
   Filing Fees                                                              19               31               11                9
   Shareholders' Reports                                                     5               16               --               --
   Directors' Fees and Expenses                                              3                7               --               --
   Other                                                                    19                3                1               --
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                   1,719            3,966              223               87
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --               --               --              (16)
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                          1,719            3,966              223               71
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                         14,009           22,787              752              497
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                1,972           26,647             (210)            (150)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (71)            (151)              (3)               4
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                         (5,794)          38,474            6,224           (1,215)
     Translation of Foreign Currency Denominated Amounts                  (157)            (285)             (24)              (1)
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                      (4,050)          64,685            5,987           (1,362)
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       9,959    $      87,472    $       6,739    $        (865)
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                        DFA
                                                                    UNITED         CONTINENTAL     INTERNATIONAL
                                                                    KINGDOM           SMALL          SMALL CAP        EMERGING
                                                                 SMALL COMPANY       COMPANY           VALUE           MARKETS
                                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $103, $4,247, and $2,648, respectively)                     $         243    $         635    $      49,195    $      24,470
   Interest                                                                  2                4              475              117
   Income from Securities Lending                                            2               51            2,979               --
   Expenses Allocated from Master Funds                                    (20)             (49)              --           (1,771)
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                            227              641           52,649           22,816
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               --            9,238               --
   Administrative Services                                                  34               80               --            2,560
   Accounting & Transfer Agent Fees                                         16               16              610               34
   Custodian Fees                                                           --               --              635               --
   Legal Fees                                                               --               --               14                8
   Audit Fees                                                                1                1               32                1
   Filing Fees                                                               8               12               42               22
   Shareholders' Reports                                                    --               --               12                8
   Directors' Fees and Expenses                                             --               --                8                4
   Other                                                                    --               --               31                3
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                      59              109           10,622            2,640
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                             (19)             (15)              --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                             40               94           10,622            2,640
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                            187              547           42,027           20,176
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                  351              855           64,514            9,739
   Net Realized Gain (Loss) on Foreign Currency Transactions                (2)              (9)            (404)            (855)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                           (204)             995           77,650           60,488
     Translation of Foreign Currency Denominated Amounts                    --               (5)            (332)             (24)
   Deferred Thailand Capital Gains Tax                                      --               --               --              109
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                         145            1,836          141,428           69,457
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $         332    $       2,383    $     183,455    $      89,633
                                                                 =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                                                                          DFA
                                                                   EMERGING          EMERGING            DFA           TWO-YEAR
                                                                    MARKETS          MARKETS          ONE-YEAR          GLOBAL
                                                                   SMALL CAP       CORE EQUITY      FIXED INCOME     FIXED INCOME
                                                                   PORTFOLIO       PORTFOLIO(1)       PORTFOLIO        PORTFOLIO
                                                                 -------------    -------------    -------------    -------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                          --               --    $      24,673    $      14,477
   Dividends (Net of Foreign Taxes Withheld of $363,
     $31, $0, and $0, respectively)                              $       4,529    $         335               --               --
   Interest                                                                 35               16               --               --
   Expenses Allocated from Master Funds                                   (603)              --               --               --
                                                                 -------------    -------------    -------------    -------------
        Total Investment Income                                          3,961              351           24,673           14,477
                                                                 -------------    -------------    -------------    -------------
EXPENSES
   Investment Advisory Services                                             --               30               --               --
   Administrative Services                                                 560               --            1,003              872
   Accounting & Transfer Agent Fees                                         16                7               12               11
   Custodian Fees                                                           --               48               --               --
   Legal Fees                                                                1               --               12               10
   Audit Fees                                                                1                1                2                2
   Filing Fees                                                              17               --               36               32
   Shareholders' Reports                                                     1               --               15               11
   Directors' Fees and Expenses                                              1               --                9                7
   Organizational Costs                                                     --               18               --               --
   Other                                                                     1                1                2                5
                                                                 -------------    -------------    -------------    -------------
        Total Expenses                                                     598              105            1,091              950
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --              (30)              --               --
                                                                 -------------    -------------    -------------    -------------
   Net Expenses                                                            598               75            1,091              950
                                                                 -------------    -------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                          3,363              276           23,582           13,527
                                                                 -------------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                2,218               (1)          (2,158)            (682)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (81)             (27)              --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                          2,436           (1,094)             773            3,080
     Translation of Foreign Currency Denominated Amounts                     6               32               --               --
   Deferred Thailand Capital Gains Tax                                      92               (6)              --               --
                                                                 -------------    -------------    -------------    -------------
   NET GAIN (LOSS)                                                       4,671           (1,096)          (1,385)           2,398
                                                                 -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       8,034    $        (820)   $      22,197    $      15,925
                                                                 =============    =============    =============    =============

----------
(1)  The Portfolio commenced operations on April 5, 2005.

                 See accompanying Notes to Financial Statements.

                                                                                       DFA              DFA
                                                                       DFA          FIVE-YEAR      INTERMEDIATE           DFA
                                                                    FIVE-YEAR        GLOBAL         GOVERNMENT        SHORT-TERM
                                                                   GOVERNMENT     FIXED INCOME     FIXED INCOME     MUNICIPAL BOND
                                                                    PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 -------------    -------------    -------------    --------------
INVESTMENT INCOME
   Interest                                                      $      10,909    $      24,377    $       9,793    $        5,056
                                                                 -------------    -------------    -------------    --------------
        Total Investment Income                                         10,909           24,377            9,793             5,056
                                                                 -------------    -------------    -------------    --------------
EXPENSES
   Investment Advisory Services                                            599            1,643              204               424
   Accounting & Transfer Agent Fees                                         83              348               63               133
   Custodian Fees                                                           26               71               18                18
   Legal Fees                                                                3                7                2                 3
   Audit Fees                                                               10               23                7                 6
   Filing Fees                                                              33               36               22                24
   Shareholders' Reports                                                     4                8                2                 2
   Directors' Fees and Expenses                                              2                6                2                 2
   Other                                                                     6                9                8                18
                                                                 -------------    -------------    -------------    --------------
        Total Expenses                                                     766            2,151              328               630
   Fees Waived, Expenses Reimbursed, and/or Previously
     Waived Fees Recovered by Advisor (Note C)                              --               --               --                 4
                                                                 -------------    -------------    -------------    --------------
   Net Expenses                                                            766            2,151              328               634
                                                                 -------------    -------------    -------------    --------------
   NET INVESTMENT INCOME (LOSS)                                         10,143           22,226            9,465             4,422
                                                                 -------------    -------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                   --           (4,707)             725                --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                           --           16,353               --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                           (845)         (23,924)           2,739            (2,126)
     Translation of Foreign Currency Denominated Amounts                    --           19,080               --                --
                                                                 -------------    -------------    -------------    --------------
   NET GAIN (LOSS)                                                        (845)           6,802            3,464            (2,126)
                                                                 -------------    -------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $       9,298    $      29,028    $      12,929    $        2,296
                                                                 =============    =============    =============    ==============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                 U.S. LARGE                    ENHANCED
                                                   COMPANY                U.S. LARGE COMPANY
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                            ENDED         ENDED           ENDED         ENDED
                                           MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                            2005           2004           2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    13,379    $    23,743    $     2,425    $     1,667
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                       --             --             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                (7,292)          (998)           (58)        (1,264)
   Net Realized Gain (Loss) on Futures           820          3,229             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                     30,567        118,762          2,658         20,021
    Futures                                     (522)           378             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                36,952        145,114          5,025         20,424
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (16,210)       (17,869)        (2,541)        (1,883)
   Net Short-Term Gains                           --             --             --             --
   Net Long-Term Gains                            --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (16,210)       (17,869)        (2,541)        (1,883)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             362,567        443,844         66,443         90,004
   Shares Issued in Lieu of Cash
    Distributions                             15,581         17,160          2,512          1,863
   Shares Redeemed                           (96,142)      (164,645)       (22,463)       (30,153)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               282,006        296,359         46,492         61,714
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                302,748        423,604         48,976         80,255
NET ASSETS
   Beginning of Period                     1,440,869      1,017,265        221,744        141,489
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 1,743,617    $ 1,440,869    $   270,720    $   221,744
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              10,426         13,474          7,104         10,083
   Shares Issued in Lieu of
    Cash Distributions                           443            523            266            208

   Shares Redeemed                            (2,762)        (4,989)        (2,382)        (3,383)
                                         -----------    -----------    -----------    -----------
                                               8,107          9,008          4,988          6,908
                                         ===========    ===========    ===========    ===========

                                                 U.S. LARGE                  U.S. SMALL
                                                  CAP VALUE                   XM VALUE
                                                  PORTFOLIO                   PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                            ENDED          ENDED          ENDED          ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    15,331    $    19,153    $     1,137    $       357
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                    2,658             --         18,636         11,499
   Net Realized Gain (Loss) on
    Investment Securities Sold                   (75)          (377)          (834)          (819)
   Net Realized Gain (Loss) on Futures            --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                    119,466        400,873        (17,663)        20,899
    Futures                                       --             --             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               137,380        419,649          1,276         31,936
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (16,507)       (24,851)        (1,206)          (683)
   Net Short-Term Gains                           --             --         (7,739)        (6,051)
   Net Long-Term Gains                            --             --         (5,689)        (5,912)
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (16,507)       (24,851)       (14,634)       (12,646)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             604,431        770,612         16,292         64,693
   Shares Issued in Lieu of Cash
    Distributions                             14,922         23,431         11,271         12,485
   Shares Redeemed                          (151,621)      (267,908)       (20,736)       (34,067)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               467,732        526,135          6,827         43,111
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                588,605        920,933         (6,531)        62,401
NET ASSETS
   Beginning of Period                     2,630,361      1,709,428        159,325         96,924
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,218,966    $ 2,630,361    $   152,794    $   159,325
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              30,479         43,662          1,031          4,309
   Shares Issued in Lieu of
    Cash Distributions                           751          1,343            720            893

   Shares Redeemed                            (7,646)       (15,122)        (1,339)        (2,282)
                                         -----------    -----------    -----------    -----------
                                              23,584         29,883            412          2,920
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                               U.S. SMALL CAP                  U.S. SMALL
                                                   VALUE                           CAP
                                                 PORTFOLIO                      PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                            ENDED           ENDED         ENDED         ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    23,829    $     2,120    $     5,713    $     3,415
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                  533,322        331,592        104,187            494
   Net Realized Gain (Loss) on
    Investment Securities Sold                (8,945)        (4,445)        (5,822)        (4,470)
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                              (579,635)       866,604       (142,032)       260,305
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               (31,429)     1,195,871        (37,954)       259,744
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (27,111)       (17,838)        (7,402)        (6,735)
   Net Short-Term Gains                      (63,661)       (51,847)       (17,174)          (494)
   Net Long-Term Gains                      (284,230)      (216,189)            --             --
   Return of Capital                              --             --             --         (1,515)
                                         -----------    -----------    -----------    -----------
    Total Distributions                     (375,002)      (285,874)       (24,576)        (8,744)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             805,931      1,376,124        341,616      1,056,150
   Shares Issued in Lieu of Cash
    Distributions                            357,211        277,491         23,851          8,415
   Shares Redeemed                          (480,938)      (978,193)      (167,228)      (311,622)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               682,204        675,422        198,239        752,943
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                275,773      1,585,419        135,709      1,003,943
NET ASSETS
   Beginning of Period                     5,795,166      4,209,747      2,137,970      1,134,027
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 6,070,939    $ 5,795,166    $ 2,273,679    $ 2,137,970
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              31,003         56,306         18,163         60,763
   Shares Issued in Lieu of
    Cash Distributions                        13,644         12,282          1,248            501
   Shares Redeemed                           (18,542)       (40,464)        (9,031)       (18,159)
                                         -----------    -----------    -----------    -----------
                                              26,105         28,124         10,380         43,105
                                         ===========    ===========    ===========    ===========

                                                 U.S. MICRO                 DFA REAL ESTATE
                                                     CAP                       SECURITIES
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                          SIX MONTHS        YEAR       SIX MONTHS         YEAR
                                             ENDED         ENDED          ENDED          ENDED
                                            MAY 31,       NOV. 30,       MAY 31,        NOV. 30,
                                             2005           2004          2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $     3,409    $     1,747    $    28,619    $    36,046
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                  267,454         57,526             --             --
   Net Realized Gain (Loss) on
    Investment Securities Sold                (2,849)        53,770          6,660         30,696
   Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities                              (356,906)       332,087         60,382        205,195
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               (88,892)       445,130         95,661        271,937
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                      (6,241)        (8,955)       (38,190)       (39,355)
   Net Short-Term Gains                      (50,345)       (35,761)        (3,262)          (707)
   Net Long-Term Gains                       (76,559)       (33,947)       (28,712)        (6,193)
   Return of Capital                              --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                     (133,145)       (78,663)       (70,164)       (46,255)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             430,203        708,465        299,536        426,234
   Shares Issued in Lieu of Cash
    Distributions                            125,555         75,364         69,268         45,463
   Shares Redeemed                          (213,732)      (558,623)      (159,604)      (171,886)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               342,026        225,206        209,200        299,811
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                119,989        591,673        234,697        525,493
NET ASSETS
   Beginning of Period                     3,214,520      2,622,847      1,308,898        783,405
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,334,509    $ 3,214,520    $ 1,543,595    $ 1,308,898
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              30,050         51,580         13,534         21,487
   Shares Issued in Lieu of
    Cash Distributions                         8,542          5,771          3,065          2,448
   Shares Redeemed                           (14,869)       (40,560)        (7,187)        (8,746)
                                         -----------    -----------    -----------    -----------
                                              23,723         16,791          9,412         15,189
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                 LARGE CAP                   INTERNATIONAL
                                               INTERNATIONAL                 SMALL COMPANY
                                                 PORTFOLIO                     PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                            ENDED         ENDED          ENDED           ENDED
                                           MAY 31,       NOV. 30,        MAY 31,        NOV. 30,
                                            2005           2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    14,009    $    14,084    $    22,787    $    23,252
   Net Realized Gain (Loss) on
    Investment Securities Sold                 1,972          2,103         26,647         41,764
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                (71)           (15)          (151)            97
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                        (5,794)       119,249         38,474        286,938
    Translation of Foreign Currency
      Denominated Amounts                       (157)            32           (285)            92
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                 9,959        135,453         87,472        352,143
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                      (8,867)       (20,560)       (12,302)       (32,182)
   Net Short-Term Gains                           --             --         (2,774)            --
   Net Long-Term Gains                            --             --        (37,025)            --
                                         -----------    -----------    -----------    -----------
    Total Distributions                       (8,867)       (20,560)       (52,101)       (32,182)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                             155,809        291,666        415,375        540,048
   Shares Issued in Lieu of
    Cash Distributions                         8,367         19,638         49,957         31,815
   Shares Redeemed                           (58,054)       (85,437)      (117,381)      (143,527)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               106,122        225,867        347,951        428,336
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                107,214        340,760        383,322        748,297
NET ASSETS
   Beginning of Period                       844,883        504,123      1,658,184        909,887
                                         -----------    -----------    -----------    -----------
   End of Period                         $   952,097    $   844,883    $ 2,041,506    $ 1,658,184
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                               8,790         18,507         28,301         43,527
   Shares Issued in Lieu of
    Cash Distributions                           474          1,271          3,594          2,697
   Shares Redeemed                            (3,263)        (5,382)        (7,999)       (11,553)
                                         -----------    -----------    -----------    -----------
                                               6,001         14,396         23,896         34,671
                                         ===========    ===========    ===========    ===========

                                                 JAPANESE                     PACIFIC RIM
                                               SMALL COMPANY                 SMALL COMPANY
                                                 PORTFOLIO                     PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS         YEAR       SIX MONTHS        YEAR
                                           ENDED           ENDED         ENDED          ENDED
                                           MAY 31,        NOV. 30,       MAY 31,       NOV. 30,
                                            2005            2004          2005           2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $       752    $       477    $       497    $       822
   Net Realized Gain (Loss) on
    Investment Securities Sold                  (210)        (3,850)          (150)        (1,129)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                 (3)            (5)             4              9
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                         6,224         14,049         (1,215)         5,552
    Translation of Foreign Currency
      Denominated Amounts                        (24)            12             (1)             1
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                 6,739         10,683           (865)         5,255
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (903)          (396)          (561)        (1,138)
   Net Short-Term Gains                           --             --             --             --
   Net Long-Term Gains                            --             --             --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                         (903)          (396)          (561)        (1,138)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                              39,740         41,185          9,131         12,619
   Shares Issued in Lieu of
    Cash Distributions                           899            396            534          1,136
   Shares Redeemed                            (3,808)        (8,702)        (4,518)       (11,515)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                36,831         32,879          5,147          2,240
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                 42,667         43,166          3,721          6,357
NET ASSETS
   Beginning of Period                        65,879         22,713         26,735         20,378
                                         -----------    -----------    -----------    -----------
   End of Period                         $   108,546    $    65,879    $    30,456    $    26,735
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                               2,714          3,229            622            992
   Shares Issued in Lieu of
    Cash Distributions                            65             37             38             96
   Shares Redeemed                              (257)          (659)          (316)          (933)
                                         -----------    -----------    -----------    -----------
                                               2,522          2,607            344            155
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                               UNITED KINGDOM              CONTINENTAL SMALL
                                                SMALL COMPANY                   COMPANY
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                          SIX MONTHS       YEAR        SIX MONTHS         YEAR
                                             ENDED         ENDED          ENDED          ENDED
                                            MAY 31,      NOV. 30,        MAY 31,        NOV. 30,
                                             2005          2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $       187    $       306    $       547    $       427
   Net Realized Gain (Loss) on
    Investment Securities Sold                   351            781            855          1,303
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                 (2)            (5)            (9)            11
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                          (204)         2,435            995          6,844
    Translation of Foreign Currency
      Denominated Amounts                         --             (3)            (5)            (6)
   Deferred Thailand Capital Gains Tax            --             --             --             --
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                   332          3,514          2,383          8,579
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (163)          (723)          (397)          (970)
   Net Short-Term Gains                         (141)            --            (41)          (290)
   Net Long-Term Gains                          (538)            --         (1,241)        (3,086)
                                         -----------    -----------    -----------    -----------
    Total Distributions                         (842)          (723)        (1,679)        (4,346)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               2,216          2,663         12,911          8,894
   Shares Issued in Lieu of Cash
    Distributions                                842            723          1,654          4,343
   Shares Redeemed                            (1,431)        (2,570)        (3,522)        (8,007)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                 1,627            816         11,043          5,230
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)                  1,117          3,607         11,747          9,463
NET ASSETS
   Beginning of Period                        15,816         12,209         33,839         24,376
                                         -----------    -----------    -----------    -----------
   End of Period                         $    16,933    $    15,816    $    45,586    $    33,839
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                  93            125            880            733
   Shares Issued in Lieu of
    Cash Distributions                            36             37            121            400
   Shares Redeemed                               (60)          (122)          (243)          (671)
                                         -----------    -----------    -----------    -----------
                                                  69             40            758            462
                                         ===========    ===========    ===========    ===========

                                                     DFA
                                                INTERNATIONAL
                                               SMALL CAP VALUE             EMERGING MARKETS
                                                  PORTFOLIO                    PORTFOLIO
                                         --------------------------    --------------------------
                                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                            ENDED          ENDED          ENDED           ENDED
                                           MAY 31,       NOV. 30,        MAY 31,        NOV. 30,
                                            2005           2004           2005            2004
                                         -----------    -----------    -----------    -----------
                                         (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)          $    42,027    $    25,893    $    20,176    $    18,139
   Net Realized Gain (Loss) on
    Investment Securities Sold                64,514         61,932          9,739            251
   Net Realized Gain (Loss) on
    Foreign Currency Transactions               (404)           215           (855)        (1,457)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                        77,650        409,293         60,488        239,858
    Translation of Foreign Currency
      Denominated Amounts                       (332)           126            (24)            60
   Deferred Thailand Capital Gains Tax            --             --            109           (960)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                               183,455        497,459         89,633        255,891
                                         -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                     (19,794)       (38,344)        (9,480)       (19,202)
   Net Short-Term Gains                       (2,748)          (197)            --             --
   Net Long-Term Gains                       (58,588)        (8,285)            --             --
                                         -----------    -----------    -----------    -----------
    Total Distributions                      (81,130)       (46,826)        (9,480)       (19,202)
                                         -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                           1,005,692        818,387        230,008        385,464
   Shares Issued in Lieu of Cash
    Distributions                             76,656         45,802          7,465         17,283
   Shares Redeemed                          (178,094)      (194,996)       (82,785)      (101,734)
                                         -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions               904,254        669,193        154,688        301,013
                                         -----------    -----------    -----------    -----------
    Total Increase (Decrease)              1,006,579      1,119,826        234,841        537,702
NET ASSETS
   Beginning of Period                     2,215,523      1,095,697      1,131,778        594,076
                                         -----------    -----------    -----------    -----------
   End of Period                         $ 3,222,102    $ 2,215,523    $ 1,366,619    $ 1,131,778
                                         ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                              63,006         62,188         13,819         28,628
   Shares Issued in Lieu of
    Cash Distributions                         5,122          3,752            458          1,348
   Shares Redeemed                           (11,167)       (14,824)        (4,977)        (7,497)
                                         -----------    -----------    -----------    -----------
                                              56,961         51,116          9,300         22,479
                                         ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS         EMERGING MARKETS
                                                       SMALL CAP               CORE EQUITY
                                                       PORTFOLIO               PORTFOLIO
                                              --------------------------    ----------------
                                              SIX MONTHS         YEAR
                                                 ENDED          ENDED       APRIL 5, 2005(1)
                                                MAY 31,        NOV. 30,            TO
                                                 2005            2004         MAY 31, 2005
                                              -----------    -----------    ----------------
                                              (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)               $     3,363    $     1,818    $            276
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                   --             --                  --
   Net Realized Gain (Loss) on
    Investment Securities Sold                      2,218          8,584                  (1)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                     (81)          (303)                (27)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                              2,436         26,593              (1,094)
    Translation of Foreign Currency
      Denominated Amounts                               6             33                  32
   Deferred Thailand Capital Gains Tax                 92            312                  (6)
                                              -----------    -----------    ----------------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations            8,034         37,037                (820)
                                              -----------    -----------    ----------------
Distributions From:
   Net Investment Income                             (767)        (2,334)                 --
   Net Short-Term Gains                            (2,143)          (216)                 --
   Net Long-Term Gains                             (6,395)          (432)                 --
                                              -----------    -----------    ----------------
       Total Distributions                         (9,305)        (2,982)                 --
                                              -----------    -----------    ----------------
Capital Share Transactions (1):
   Shares Issued                                  109,049         99,556              55,656
   Shares Issued in Lieu of Cash
    Distributions                                   8,423          2,969                  --
   Shares Redeemed                                (17,323)       (30,905)               (232)
                                              -----------    -----------    ----------------
   Net Increase (Decrease) from
    Capital Share Transactions                    100,149         71,620              55,424
                                              -----------    -----------    ----------------
    Total Increase (Decrease)                      98,878        105,675              54,604
NET ASSETS
   Beginning of Period                            190,028         84,353                  --
                                              -----------    -----------    ----------------
   End of Period                              $   288,906    $   190,028    $         54,604
                                              ===========    ===========    ================

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                    9,279          9,869               5,643
   Shares Issued in Lieu of
    Cash Distributions                                751            317                  --
   Shares Redeemed                                 (1,482)        (3,223)                (24)
                                              -----------    -----------    ----------------
                                                    8,548          6,963               5,619
                                              ===========    ===========    ================

                                                                                      DFA
                                                     DFA ONE-YEAR                   TWO-YEAR
                                                     FIXED INCOME              GLOBAL FIXED INCOME
                                                       PORTFOLIO                    PORTFOLIO
                                              --------------------------    --------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                  ENDED         ENDED          ENDED          ENDED
                                                 MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                  2005           2004           2005           2004
                                              -----------    -----------    -----------    -----------
                                              (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)               $    23,582    $    24,725    $    13,527    $    20,008
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                   --          9,757             --         13,460
   Net Realized Gain (Loss) on
    Investment Securities Sold                     (2,158)        (3,878)          (682)          (372)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                      --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                773        (12,753)         3,080        (18,662)
    Translation of Foreign Currency
      Denominated Amounts                              --             --             --             --
   Deferred Thailand Capital Gains Tax                 --             --             --             --
                                              -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from Operations           22,197         17,851         15,925         14,434
                                              -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                          (23,949)       (24,460)       (13,613)       (22,447)
   Net Short-Term Gains                                --         (9,586)            --        (13,106)
   Net Long-Term Gains                                 --             --             --             --
                                              -----------    -----------    -----------    -----------
       Total Distributions                        (23,949)       (34,046)       (13,613)       (35,553)
                                              -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                  810,023      1,216,580        399,087        740,944
   Shares Issued in Lieu of Cash
    Distributions                                  22,520         31,872         13,550         35,364
   Shares Redeemed                               (477,672)      (948,419)      (257,222)      (275,289)
                                              -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                    354,871        300,033        155,415        501,019
                                              -----------    -----------    -----------    -----------
    Total Increase (Decrease)                     353,119        283,838        157,727        479,900
NET ASSETS
   Beginning of Period                          1,738,574      1,454,736      1,674,972      1,195,072
                                              -----------    -----------    -----------    -----------
   End of Period                              $ 2,091,693    $ 1,738,574    $ 1,832,699    $ 1,674,972
                                              ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                   79,584        118,714         40,360         74,279
   Shares Issued in Lieu of
    Cash Distributions                              2,215          3,118          1,373          3,553
   Shares Redeemed                                (46,940)       (92,631)       (26,008)       (27,584)
                                              -----------    -----------    -----------    -----------
                                                   34,859         29,201         15,725         50,248
                                              ===========    ===========    ===========    ===========

----------
(1)  The Portfolio commenced operations on April 5, 2005.

               See accompanying Notes to the Financial Statements.

                                                                                    DFA
                                                 DFA FIVE-YEAR                   FIVE-YEAR
                                                   GOVERNMENT               GLOBAL FIXED INCOME
                                                   PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED          ENDED
                                             MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                              2005           2004           2005           2004
                                           -----------    -----------    -----------    -----------
                                           (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $    10,143    $    15,105    $    22,226    $    34,954
   Net Realized Gain (Loss) on
    Investment Securities Sold                      --           (884)        (4,707)        (5,049)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                   --             --         16,353         (6,964)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                            (845)        (1,529)       (23,924)        11,559
    Translation of Foreign Currency
      Denominated Amounts                           --             --         19,080         (2,966)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                   9,298         12,692         29,028         31,534
                                           -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (8,707)       (16,684)       (10,083)       (32,175)
   Net Short-Term Gains                             --             --             --         (7,366)
   Net Long-Term Gains                              --        (13,164)            --        (30,042)
                                           -----------    -----------    -----------    -----------
       Total Distributions                      (8,707)       (30,277)       (10,083)       (69,583)
                                           -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               160,336        234,672        367,391        486,993
   Shares Issued in Lieu of Cash
    Distributions                                8,616         29,995          9,950         69,052
   Shares Redeemed                             (51,418)      (107,440)      (136,686)      (281,857)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                 117,534        157,227        240,655        274,188
                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease)                  118,125        139,642        259,600        236,139
NET ASSETS
   Beginning of Period                         542,634        402,992      1,205,578        969,439
                                           -----------    -----------    -----------    -----------
   End of Period                           $   660,759    $   542,634    $ 1,465,178    $ 1,205,578
                                           ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                15,229         21,929         34,925         46,221
   Shares Issued in Lieu of
    Cash Distributions                             817          2,835            949          6,592
   Shares Redeemed                              (4,882)       (10,011)       (12,998)       (26,765)
                                           -----------    -----------    -----------    -----------
                                                11,164         14,753         22,876         26,048
                                           ===========    ===========    ===========    ===========

                                                     DFA
                                                 INTERMEDIATE                       DFA
                                                  GOVERNMENT                     SHORT-TERM
                                                 FIXED INCOME                  MUNICIPAL BOND
                                                   PORTFOLIO                      PORTFOLIO
                                           --------------------------    --------------------------
                                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                              ENDED          ENDED          ENDED          ENDED
                                             MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                              2005           2004           2005           2004
                                           -----------    -----------    -----------    -----------
                                           (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $     9,465    $    16,093    $     4,422    $     5,359
   Net Realized Gain (Loss) on
    Investment Securities Sold                     725          1,129             --            (17)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                   --             --             --             --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                           2,739         (3,418)        (2,126)        (1,598)
    Translation of Foreign Currency
      Denominated Amounts                           --             --             --             --
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
    Operations                                  12,929         13,804          2,296          3,744
                                           -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                        (8,627)       (15,547)        (4,073)        (5,043)
   Net Short-Term Gains                             --           (630)            --             --
   Net Long-Term Gains                          (1,145)        (6,872)            --             --
                                           -----------    -----------    -----------    -----------
       Total Distributions                      (9,772)       (23,049)        (4,073)        (5,043)
                                           -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                                79,355         94,918        125,573        221,275
   Shares Issued in Lieu of Cash
    Distributions                                9,652         22,843          3,978          4,959
   Shares Redeemed                             (26,117)       (51,642)       (51,680)       (56,615)
                                           -----------    -----------    -----------    -----------
   Net Increase (Decrease) from
    Capital Share Transactions                  62,890         66,119         77,871        169,619
                                           -----------    -----------    -----------    -----------
    Total Increase (Decrease)                   66,047         56,874         76,094        168,320
NET ASSETS
   Beginning of Period                         373,108        316,234        381,709        213,389
                                           -----------    -----------    -----------    -----------
   End of Period                           $   439,155    $   373,108    $   457,803    $   381,709
                                           ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                 6,795          8,057         12,487         21,904
   Shares Issued in Lieu of
    Cash Distributions                             829          1,941            396            492
   Shares Redeemed                              (2,233)        (4,392)        (5,142)        (5,608)
                                           -----------    -----------    -----------    -----------
                                                 5,391          5,606          7,741         16,788
                                           ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. LARGE COMPANY PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     34.59   $     31.16   $     27.56   $     33.51   $     38.70   $     41.08
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.28          0.61          0.47          0.42          0.42          0.43
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.55          3.31          3.57         (5.95)        (5.19)        (2.16)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.83          3.92          4.04         (5.53)        (4.77)        (1.73)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.38)        (0.49)        (0.44)        (0.42)        (0.42)        (0.40)
   Net Realized Gains                               --            --            --            --            --         (0.25)
   Tax Return of Capital                            --            --            --            --            --            --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.38)        (0.49)        (0.44)        (0.42)        (0.42)        (0.65)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     35.04   $     34.59   $     31.16   $     27.56   $     33.51   $     38.70
============================================================================================================================
Total Return                                      2.39%#       12.68%        14.90%       (16.64)%      (12.41)%       (4.33)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,743,617   $ 1,440,869   $ 1,017,265   $   775,769   $   851,921   $ 1,037,593
Ratio of Expenses to Average Net
   Assets**                                       0.15%*        0.15%         0.15%         0.15%         0.15%         0.15%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.30%*        0.30%         0.30%         0.30%         0.30%         0.32%
Ratio of Net Investment Income
   to Average Net Assets                          1.69%*        1.92%         1.66%         1.43%         1.16%         1.02%
Portfolio Turnover Rate of
   Master Fund Series                                3%#           2%            8%           11%            8%            8%

                                                                 ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $      9.35   $      8.42   $      7.41   $      8.91   $     11.91   $     15.12
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10          0.09          0.10          0.16          0.06          1.46
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.09          0.94          1.02         (1.52)        (1.27)        (2.00)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.19          1.03          1.12         (1.36)        (1.21)        (0.54)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.11)        (0.10)        (0.11)        (0.14)        (0.68)        (1.26)
   Net Realized Gains                               --            --            --            --         (0.75)        (1.41)
   Tax Return of Capital                            --            --            --            --         (0.36)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.11)        (0.10)        (0.11)        (0.14)        (1.79)        (2.67)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.43   $      9.35   $      8.42   $      7.41   $      8.91   $     11.91
============================================================================================================================
Total Return                                      1.98%#       12.28%        15.39%       (15.40)%      (11.90)%       (4.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   270,720   $   221,744   $   141,489   $   101,329   $    90,780   $    89,878
Ratio of Expenses to Average Net
   Assets**                                       0.35%*        0.37%         0.36%         0.37%         0.39%         0.40%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.35%*        0.37%         0.36%         0.37%         0.39%         0.40%
Ratio of Net Investment Income
   to Average Net Assets                          2.00%*        0.95%         1.32%         2.00%         0.36%        10.58%
Portfolio Turnover Rate of
   Master Fund Series                               45%#         125%          138%          183%          122%           71%

*   Annualized
#   Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     19.37   $     16.14   $     13.63   $     16.97   $     18.36   $     20.09
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.11          0.16          0.20          0.19          0.29          0.36
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.84          3.28          2.50         (1.51)         1.46          0.10
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.95          3.44          2.70         (1.32)         1.75          0.46
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)        (0.21)        (0.19)        (0.21)        (0.30)        (0.36)
   Net Realized Gains                               --            --            --         (1.81)        (2.84)        (1.83)
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.12)        (0.21)        (0.19)        (2.02)        (3.14)        (2.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     20.20   $     19.37   $     16.14   $     13.63   $     16.97   $     18.36
============================================================================================================================
Total Return                                      4.91%#       21.48%        20.10%        (8.77)%       10.83%         2.85%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 3,218,966   $ 2,630,361   $ 1,709,428   $ 1,176,711   $ 1,166,611   $ 1,245,177
Ratio of Expenses to Average Net
   Assets**                                       0.30%*        0.32%         0.31%         0.32%         0.31%         0.33%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.30%*        0.32%         0.31%         0.32%         0.31%         0.33%
Ratio of Net Investment Income
   to Average Net Assets                          1.06%*        0.89%         1.46%         1.25%         1.59%         1.97%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#           7%            7%            9%            6%           26%

                                                                     U.S. SMALL XM VALUE PORTFOLIO
                                           ---------------------------------------------------------------------------------
                                           SIX MONTHS       YEAR          YEAR          YEAR          YEAR        FEB. 23,
                                              ENDED         ENDED         ENDED         ENDED         ENDED          TO
                                             MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005          2004          2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     17.09   $     15.14   $     12.41   $     13.03   $     11.06   $     10.00
                                           -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.95          0.86          0.05          0.07          0.14          0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.77)         2.88          4.12          0.18          2.38          0.91
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations              0.18          3.74          4.17          0.25          2.52          1.06
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.96)        (0.90)        (0.09)        (0.12)        (0.18)           --
   Net Realized Gains                            (0.61)        (0.89)        (1.35)        (0.75)        (0.37)           --
                                           -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (1.57)        (1.79)        (1.44)        (0.87)        (0.55)           --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.70   $     17.09   $     15.14   $     12.41   $     13.03   $     11.06
============================================================================================================================
Total Return                                      1.05%#       27.36%        38.43%         1.77%        23.77%        10.60%#
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   152,794   $   159,325   $    96,924   $    66,954   $    69,130   $    67,638
Ratio of Expenses to Average Net
   Assets**                                       0.48%*        0.50%         0.47%         0.50%         0.47%         0.50%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.48%*        0.48%         0.48%         0.52%         0.47%         0.85%*
Ratio of Net Investment Income
   to Average Net Assets                          1.48%*        0.27%         0.41%         0.73%         1.03%         8.77%*
Portfolio Turnover Rate of Master
   Fund Series                                      14%#          38%           43%           34%            8%           26%(a)

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                    U.S. SMALL CAP VALUE PORTFOLIO
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005            2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     27.71     $     23.26   $     17.70   $     21.11   $     18.79   $     19.17
                                           -----------     -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income (Loss)                   0.41            0.30          0.08          0.08          0.12          0.12
   Net Gains (Losses)
    on Securities (Realized
    and Unrealized)                              (0.52)           5.73          7.21          0.19          3.95          1.11
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total From Investment
      Operations                                 (0.11)           6.03          7.29          0.27          4.07          1.23
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.43)          (0.38)        (0.07)        (0.12)        (0.13)        (0.10)
   Net Realized Gains                            (1.36)          (1.20)        (1.66)        (3.56)        (1.62)        (1.51)
   Tax Return of Capital                            --              --            --            --            --            --
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (1.79)          (1.58)        (1.73)        (3.68)        (1.75)        (1.61)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     25.81     $     27.71   $     23.26   $     17.70   $     21.11   $     18.79
==============================================================================================================================
Total Return                                     (0.50)%#        27.46%        45.92%         0.71%        23.47%         6.99%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 6,070,939     $ 5,795,166   $ 4,209,747   $ 2,972,651   $ 2,914,661   $ 2,633,943
Ratio of Expenses to Average
   Net Assets**                                   0.55%*          0.56%         0.56%         0.56%         0.56%         0.56%
Ratio of Net Investment Income
   to Average Net Assets                          0.81%*          0.04%         0.46%         0.42%         0.54%         0.60%
Portfolio Turnover Rate of Master
   Fund Series                                      14%#            26%           35%           30%           13%           32%

                                                                       U.S. SMALL CAP PORTFOLIO
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                              ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                             MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2005            2004          2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     19.13     $     16.52   $     11.97   $     14.43   $     14.27   $     14.68
                                           -----------     -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment Income (Loss)                   0.20            0.05          0.06          0.07          0.09          0.08
   Net Gains (Losses)
    on Securities (Realized
    and Unrealized)                              (0.49)           2.67          4.65         (1.16)         1.57          0.78
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total From Investment
      Operations                                 (0.29)           2.72          4.71         (1.09)         1.66          0.86
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.22)          (0.10)        (0.07)        (0.08)        (0.09)        (0.08)
   Net Realized Gains                               --              --         (0.09)        (1.29)        (1.41)        (1.19)
   Tax Return of Capital                            --           (0.01)           --            --            --            --
                                           -----------     -----------   -----------   -----------   -----------   -----------
    Total Distributions                          (0.22)          (0.11)        (0.16)        (1.37)        (1.50)        (1.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     18.62     $     19.13   $     16.52   $     11.97   $     14.43   $     14.27
==============================================================================================================================
Total Return                                     (1.57)%#        16.59%        39.89%        (8.73)%       12.70%         6.09%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 2,273,679     $ 2,137,970   $ 1,134,027   $   646,872   $   784,278   $   585,873
Ratio of Expenses to Average
   Net Assets**                                   0.40%*          0.41%         0.42%         0.41%         0.42%         0.43%
Ratio of Net Investment Income
   to Average Net Assets                          0.51%*          0.22%         0.52%         0.47%         0.62%         0.63%
Portfolio Turnover Rate of Master
   Fund Series                                       9%#            16%           16%           34%           13%           38%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                    U.S. MICRO CAP PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     15.06       $     13.34       $      9.07
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.25              0.19              0.03
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.63)             1.93              4.40
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.38)             2.12              4.43
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.26)            (0.22)            (0.02)
   Net Realized Gains                            (0.36)            (0.18)            (0.14)
                                           -----------       -----------       -----------
    Total Distributions                          (0.62)            (0.40)            (0.16)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.06       $     15.06       $     13.34
==========================================================================================
Total Return                                     (2.70)%#          16.34%            49.69%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 3,334,509       $ 3,214,520       $ 2,622,847
Ratio of Expenses to Average
   Net Assets                                     0.55%(a)*         0.56%(a)          0.56%(a)
Ratio of Net Investment Income to
   Average Net Assets                             0.21%*            0.06%             0.25%
Portfolio Turnover Rate                            N/A               N/A               N/A
Portfolio Turnover Rate of Master
   Fund Series                                      10%#              27%               19%

                                                    U.S. MICRO CAP PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     11.09       $     11.93       $     12.54
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.03              0.05              0.04
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.29)             1.59              0.61
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.26)             1.64              0.65
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.05)            (0.05)            (0.04)
   Net Realized Gains                            (1.71)            (2.43)            (1.22)
                                           -----------       -----------       -----------
    Total Distributions                          (1.76)            (2.48)            (1.26)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.07       $     11.09       $     11.93
==========================================================================================
Total Return                                     (3.31)%           17.22%             5.36%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 1,609,472       $ 1,606,367       $ 1,443,412
Ratio of Expenses to Average
   Net Assets                                     0.56%(a)          0.56%(a)          0.56%(a)
Ratio of Net Investment Income to
   Average Net Assets                             0.24%             0.41%             0.34%
Portfolio Turnover Rate                            N/A               N/A               N/A
Portfolio Turnover Rate of Master
   Fund Series                                      19%               14%               37%

                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                              MAY 31,          NOV. 30,          NOV. 30,
                                               2005              2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     23.02       $     18.80       $     14.91
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.52              0.62              0.64
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.98              4.47              4.08
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  1.50              5.09              4.72
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.67)            (0.71)            (0.75)
   Net Realized Gains                            (0.56)            (0.16)            (0.08)
                                           -----------       -----------       -----------
    Total Distributions                          (1.23)            (0.87)            (0.83)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     23.29       $     23.02       $     18.80
==========================================================================================
Total Return                                      6.66%#           29.44%            33.48%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 1,543,595       $ 1,308,898       $   783,405
Ratio of Expenses to Average
   Net Assets                                     0.37%*            0.39%             0.41%
Ratio of Net Investment Income to
   Average Net Assets                             4.14%*            3.61%             4.19%
Portfolio Turnover Rate                              1%#               6%                2%
Portfolio Turnover Rate of Master
   Fund Series                                     N/A+              N/A+              N/A+

                                                 DFA REAL ESTATE SECURITIES PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     15.02       $     13.51       $     11.50
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.54              0.82              0.76
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.18              1.49              1.90
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.72              2.31              2.66
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.75)            (0.80)            (0.65)
   Net Realized Gains                            (0.08)               --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.83)            (0.80)            (0.65)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.91       $     15.02       $     13.51
==========================================================================================
Total Return                                      5.36%            17.76%            24.49%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   413,264       $   283,732       $   210,231
Ratio of Expenses to Average
   Net Assets                                     0.42%             0.43%             0.45%
Ratio of Net Investment Income to
   Average Net Assets                             4.71%             5.55%             6.06%
Portfolio Turnover Rate                              2%                6%                7%
Portfolio Turnover Rate of Master
   Fund Series                                     N/A+              N/A+              N/A+

*    Annualized
#    Non-annualized
(a) For the U.S. Micro Cap Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     17.31       $     14.65       $     12.10
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27              0.31              0.25
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.03)             2.86              2.51
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.24              3.17              2.76
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.18)            (0.51)            (0.21)
   Net Realized Gains                               --                --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.18)            (0.51)            (0.21)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     17.37       $     17.31       $     14.65
==========================================================================================
Total Return                                      1.37%#           22.09%            23.32%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   952,097       $   844,883       $   504,123
Ratio of Expenses to Average
   Net Assets                                     0.38%*            0.41%             0.43%
Ratio of Net Investment Income to
   Average Net Assets                             3.07%*            2.07%             2.10%
Portfolio Turnover Rate                              2%#               1%                1%

                                                  LARGE CAP INTERNATIONAL PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $     13.90       $     17.30       $     19.41
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.22              0.25              0.23
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (1.79)            (3.38)            (1.96)
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (1.57)            (3.13)            (1.73)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.23)            (0.22)            (0.21)
   Net Realized Gains                               --             (0.05)            (0.17)
                                           -----------       -----------       -----------
    Total Distributions                          (0.23)            (0.27)            (0.38)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     12.10       $     13.90       $     17.30
==========================================================================================
Total Return                                    (11.50)%          (18.42)%           (9.19)%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   337,367       $   344,871       $   358,638
Ratio of Expenses to Average
   Net Assets                                     0.44%             0.45%             0.47%
Ratio of Net Investment Income to
   Average Net Assets                             1.74%             1.65%             1.21%
Portfolio Turnover Rate                              9%                4%                1%

                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------
                                            SIX MONTHS           YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             MAY 31,           NOV. 30,          NOV. 30,
                                              2005               2004              2003
------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of
   Period                                  $     14.12       $     11.00       $      7.41
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.17              0.22              0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.59              3.24              3.57
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                  0.76              3.46              3.73
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.10)            (0.34)            (0.14)
   Net Realized Gains                            (0.33)               --                --
                                           -----------       -----------       -----------
    Total Distributions                          (0.43)            (0.34)            (0.14)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.45       $     14.12       $     11.00
==========================================================================================
Total Return                                      5.52%#           32.10%            51.28%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $ 2,041,506       $ 1,658,285       $   909,887
Ratio of Expenses to Average
   Net Assets                                     0.65%(a)*         0.69%(a)          0.71%(a)
Ratio of Net Investment Income to
   Average Net Assets                             2.36%*            1.82%             1.97%
Portfolio Turnover Rate                            N/A               N/A               N/A

                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                           -----------------------------------------------
                                               YEAR              YEAR              YEAR
                                              ENDED             ENDED             ENDED
                                             NOV. 30,          NOV. 30,          NOV. 30,
                                               2002              2001              2000
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
   Period                                  $      7.67       $      8.49       $      9.13
                                           -----------       -----------       -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14              0.15              0.17
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.25)            (0.67)            (0.62)
                                           -----------       -----------       -----------
    Total From Investment
      Operations                                 (0.11)            (0.52)            (0.45)
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.15)            (0.17)            (0.19)
   Net Realized Gains                               --             (0.13)               --
                                           -----------       -----------       -----------
    Total Distributions                          (0.15)            (0.30)            (0.19)
------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      7.41       $      7.67       $      8.49
==========================================================================================
Total Return                                     (1.39)%           (6.36)%           (5.01)%
------------------------------------------------------------------------------------------
Net Assets, End of Period
   (thousands)                             $   464,578       $   356,200       $   309,060
Ratio of Expenses to Average
   Net Assets                                     0.71%(a)          0.72%(a)          0.71%(a)
Ratio of Net Investment Income to
   Average Net Assets                             1.83%             2.02%             2.10%
Portfolio Turnover Rate                            N/A               N/A               N/A

*    Annualized
#    Non-annualized
(a) For the International Small Company Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                    JAPANESE SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     13.99    $     10.80    $      7.49    $      8.42    $      9.90    $     11.11
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.22           0.05           0.06           0.09           0.10
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     1.04           3.16           3.35          (0.90)         (1.46)         (1.24)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              1.18           3.38           3.40          (0.84)         (1.37)         (1.14)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.16)         (0.19)         (0.09)         (0.09)         (0.11)         (0.07)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.16)         (0.19)         (0.09)         (0.09)         (0.11)         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.01    $     13.99    $     10.80    $      7.49    $      8.42    $      9.90
=================================================================================================================================
Total Return                                      8.54%#        31.79%         46.01%         (9.96)%       (13.94)%       (10.23)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   108,546    $    65,879    $    22,713    $    51,819    $    76,570    $   101,115
Ratio of Expenses to Average
   Net Assets**                                   0.69%*         0.73%          0.75%          0.74%          0.74%          0.72%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.69%*         0.79%          0.85%          0.75%          0.74%          0.72%
Ratio of Net Investment Income to
   Average Net Assets                             1.56%*         1.01%          1.18%          0.76%          0.93%          0.93%
Portfolio Turnover Rate of Master
   Fund Series                                       2%#            5%            16%             5%             9%             5%

                                                                        PACIFIC RIM SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     14.54    $     12.10    $      7.92    $      7.70    $      7.89    $      9.76
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.33           0.50          (0.13)          0.24           0.25           0.34
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.61)          2.58           4.69           0.27          (0.06)         (1.80)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations             (0.28)          3.08           4.56           0.51           0.19          (1.46)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.31)         (0.64)         (0.38)         (0.29)         (0.38)         (0.41)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.31)         (0.64)         (0.38)         (0.29)         (0.38)         (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     13.95    $     14.54    $     12.10    $      7.92    $      7.70    $      7.89
=================================================================================================================================
Total Return                                     (1.97)%#       26.73%         60.57%          6.92%          2.32%        (15.65)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    30,456    $    26,735    $    20,378    $    54,185    $    74,185    $    88,307
Ratio of Expenses to Average
   Net Assets**                                   0.75%*         0.80%          0.78%          0.79%          0.75%          0.74%
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses and/or
   recovery of previously waived fees)**          0.86%*         0.96%          0.88%          0.80%          0.75%          0.74%
Ratio of Net Investment Income to
   Average Net Assets                             3.29%*         3.29%          2.87%          3.23%          3.18%          3.64%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#           11%            15%            26%            10%             7%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005            2004           2003           2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     23.47    $     19.26    $     14.24    $     16.23    $     19.31    $     24.22
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27           0.48           0.62           0.50           0.47           0.65
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.31           4.87           5.26          (1.23)         (1.26)         (1.89)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.58           5.35           5.88          (0.73)         (0.79)         (1.24)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.24)         (1.14)         (0.54)         (0.48)         (0.63)         (0.82)
   Net Realized Gains                            (1.02)            --          (0.32)         (0.78)         (1.66)         (2.85)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (1.26)         (1.14)         (0.86)         (1.26)         (2.29)         (3.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     22.79    $     23.47    $     19.26    $     14.24    $     16.23    $     19.31
=================================================================================================================================
Total Return                                      2.38%#        29.05%         44.01%         (5.13)%        (5.36)%        (6.57)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    16,933    $    15,816    $    12,209    $    28,985    $    41,143    $    56,400
Ratio of Expenses to Average Net
   Assets**                                       0.70%*         0.74%          0.73%          0.73%          0.74%          0.73%
Ratio of Expenses to Average
   Net Assets (excluding waivers
   and assumption of expenses and/or
   recovery of previously waived fees)**          0.93%*         1.04%          0.96%          0.80%          0.79%          0.74%
Ratio of Net Investment Income
   to Average Net Assets                          2.21%*         2.21%          2.83%          2.55%          2.38%          2.59%
Portfolio Turnover Rate of Master
   Fund Series                                       5%#            7%             7%             6%            14%            11%

                                                                     CONTINENTAL SMALL COMPANY PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005            2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     14.12    $     12.60    $      8.93    $      9.96    $     12.33    $     14.29
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.17           0.49           0.23           0.27           0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.89           3.64           3.83           0.02          (0.85)         (0.01)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              1.03           3.81           4.32           0.25          (0.58)          0.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.17)         (0.50)         (0.22)         (0.27)         (0.32)         (0.25)
   Net Realized Gains                            (0.53)         (1.79)         (0.43)         (1.01)         (1.47)         (2.03)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.70)         (2.29)         (0.65)         (1.28)         (1.79)         (2.28)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.45    $     14.12    $     12.60    $      8.93    $      9.96    $     12.33
=================================================================================================================================
Total Return                                      7.52%#        35.91%         52.10%          2.71%         (5.85)%         2.26%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    45,586    $    33,839    $    24,376    $    60,743    $    82,883    $   110,220
Ratio of Expenses to Average Net
   Assets**                                       0.71%*         0.73%          0.77%          0.78%          0.76%          0.72%
Ratio of Expenses to Average
   Net Assets (excluding waivers
   and assumption of expenses and/or
   recovery of previously waived fees)**          0.79%*         0.87%          0.88%          0.78%          0.76%          0.72%
Ratio of Net Investment Income
   to Average Net Assets                          2.73%*         1.56%          2.07%          1.84%          2.28%          1.92%
Portfolio Turnover Rate of Master
   Fund Series                                       3%#            9%            11%            12%            12%             9%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                           ---------------------------------------------
                                            SIX MONTHS          YEAR             YEAR
                                              ENDED            ENDED            ENDED
                                             MAY 31,          NOV. 30,         NOV. 30,
                                              2005              2004             2003
----------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     15.16      $     11.52      $      7.42
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.24             0.23             0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.99             3.85             4.09
                                           -----------      -----------      -----------
    Total From Investment Operations              1.23             4.08             4.25
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.13)           (0.35)           (0.15)
   Net Realized Gains                            (0.40)           (0.09)              --
                                           -----------      -----------      -----------
    Total Distributions                          (0.53)           (0.44)           (0.15)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.86      $     15.16      $     11.52
========================================================================================
Total Return                                      8.33%#          36.34%           58.44%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 3,222,102      $ 2,215,523      $ 1,095,697
Ratio of Expenses to Average Net
   Assets                                         0.75%*           0.78%            0.81%
Ratio of Net Investment Income
   to Average Net Assets                          2.97%*           1.63%            1.75%
Portfolio Turnover Rate                              5%#             10%              10%
Portfolio Turnover Rate of Master Fund
   Series                                          N/A+             N/A+             N/A+

                                            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                           ---------------------------------------------
                                               YEAR             YEAR            YEAR
                                              ENDED            ENDED           ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,
                                               2002              2001           2000
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $      7.39      $      7.84      $      8.49
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.15             0.19             0.18
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.06            (0.20)           (0.63)
                                           -----------      -----------      -----------
    Total From Investment Operations              0.21            (0.01)           (0.45)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.18)           (0.18)           (0.20)
   Net Realized Gains                               --            (0.26)              --
                                           -----------      -----------      -----------
    Total Distributions                          (0.18)           (0.44)           (0.20)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      7.42      $      7.39      $      7.84
========================================================================================
Total Return                                      2.95%           (0.15)%          (5.36)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   576,537      $   492,911      $   472,235
Ratio of Expenses to Average Net
   Assets                                         0.83%            0.83%            0.82%
Ratio of Net Investment Income
   to Average Net Assets                          1.87%            2.36%            2.28%
Portfolio Turnover Rate                             21%              13%              16%
Portfolio Turnover Rate of Master Fund
   Series                                          N/A+             N/A+             N/A+

                                                    EMERGING MARKETS PORTFOLIO
                                           ---------------------------------------------
                                            SIX MONTHS          YEAR             YEAR
                                              ENDED            ENDED            ENDED
                                             MAY 31,          NOV. 30,         NOV. 30,
                                              2005              2004            2003
----------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     15.61      $     11.87      $      8.65
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.24             0.27             0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.98             3.80             3.18
                                           -----------      -----------      -----------
    Total From Investment Operations              1.22             4.07             3.34
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.13)           (0.33)           (0.12)
   Net Realized Gains                               --               --               --
                                           -----------      -----------      -----------
    Total Distributions                          (0.13)           (0.33)           (0.12)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     16.70      $     15.61      $     11.87
========================================================================================
Total Return                                      7.83%#          34.95%           39.13%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,366,619      $ 1,131,778      $   594,076
Ratio of Expenses to Average Net
   Assets                                         0.69%*(a)        0.74%(a)         0.78%(a)
Ratio of Net Investment Income
   to Average Net Assets                          3.16%*           2.20%            1.79%
Portfolio Turnover Rate                            N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund
   Series                                            2%#              2%               1%

                                                    EMERGING MARKETS PORTFOLIO
                                           ---------------------------------------------
                                               YEAR             YEAR            YEAR
                                              ENDED            ENDED           ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,
                                               2002              2001           2000
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $      8.62      $      9.52      $     12.37
                                           -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10             0.12             0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.05            (0.96)           (2.86)
                                           -----------      -----------      -----------
    Total From Investment Operations              0.15            (0.84)           (2.75)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)           (0.06)           (0.10)
   Net Realized Gains                               --               --               --
                                           -----------      -----------      -----------
    Total Distributions                          (0.12)           (0.06)           (0.10)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      8.65      $      8.62      $      9.52
========================================================================================
Total Return                                      1.71%           (8.95)%         (22.49)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   333,866      $   298,036      $   286,152
Ratio of Expenses to Average Net
   Assets                                         0.78%(a)         0.90%(a)         0.90%(a)
Ratio of Net Investment Income
   to Average Net Assets                          1.20%            1.50%            0.90%
Portfolio Turnover Rate                            N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund
   Series                                            8%               6%              12%

*    Annualized
#    Non-annualized
(a) For the Emerging Markets Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                                                       ---------------------------------------------
                                                                        SIX MONTHS         YEAR             YEAR
                                                                           ENDED           ENDED            ENDED
                                                                          MAY 31,         NOV. 30,         NOV. 30,
                                                                           2005            2004             2003
--------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)
Net Asset Value, Beginning of Period                                   $     11.44      $      8.74      $      5.89
                                                                       -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.14             0.11             0.10
   Net Gains (Losses) on Securities (Realized and Unrealized)                 0.43             2.85             2.88
                                                                       -----------      -----------      -----------
    Total From Investment Operations                                          0.57             2.96             2.98
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                     (0.04)           (0.19)           (0.07)
   Net Realized Gains                                                        (0.49)           (0.07)           (0.06)
                                                                       -----------      -----------      -----------
    Total Distributions                                                      (0.53)           (0.26)           (0.13)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $     11.48      $     11.44      $      8.74
====================================================================================================================
Total Return                                                                  5.13%#          34.55%           51.84%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $   288,906      $   190,028      $    84,353
Ratio of Expenses to Average Net Assets                                       0.97%*(a)        1.04%(a)         1.12%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)          0.97%*(a)        1.04%(a)         1.12%(a)
Ratio of Net Investment Income to Average Net Assets                          2.71%*           1.41%            1.81%
Portfolio Turnover Rate                                                        N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series                                    2%#             11%               6%
--------------------------------------------------------------------------------------------------------------------

                                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                                                       ---------------------------------------------
                                                                          YEAR              YEAR             YEAR
                                                                         ENDED             ENDED            ENDED
                                                                        NOV. 30,          NOV. 30,         NOV. 30,
                                                                          2002              2001             2000
                                                                       ---------------------------------------------
Net Asset Value, Beginning of Period                                   $      5.33      $      6.79      $     14.88
                                                                       -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                               0.06             0.10             0.12
   Net Gains (Losses) on Securities (Realized and Unrealized)                 0.54            (0.65)           (1.68)
                                                                       -----------      -----------      -----------
    Total From Investment Operations                                          0.60            (0.55)           (1.56)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                     (0.04)           (0.06)           (0.15)
   Net Realized Gains                                                           --            (0.85)           (6.38)
                                                                       -----------      -----------      -----------
    Total Distributions                                                      (0.04)           (0.91)           (6.53)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $      5.89      $      5.33      $      6.79
====================================================================================================================
Total Return                                                                 11.23%           (9.44)%         (23.38)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $    26,516      $    15,172      $    10,992
Ratio of Expenses to Average Net Assets                                       1.20%(a)         1.56%(a)         1.56%(a)
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)          1.20%(a)         1.56%(a)         1.56%(a)
Ratio of Net Investment Income to Average Net Assets                          1.31%            1.18%            0.77%
Portfolio Turnover Rate                                                        N/A              N/A              N/A
Portfolio Turnover Rate of Master Fund Series                                   16%              14%              20%
--------------------------------------------------------------------------------------------------------------------

                                                                       EMERGING MARKETS
                                                                          CORE EQUITY
                                                                           PORTFOLIO
                                                                       -----------------
                                                                         FOR THE PERIOD
                                                                        APRIL 5, 2005(1)
                                                                               TO
                                                                          MAY 31, 2005
                                                                       -----------------
                                                                          (UNAUDITED)
Net Asset Value, Beginning of Period                                   $           10.00
                                                                       -----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                                     0.04
   Net Gains (Losses) on Securities (Realized and Unrealized)                      (0.32)
                                                                       -----------------
    Total From Investment Operations                                               (0.28)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                                              --
   Net Realized Gains                                                                 --
                                                                       -----------------
    Total Distributions                                                               --
----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $            9.72
========================================================================================
Total Return                                                                       (2.80)%#
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                                  $          54,604
Ratio of Expenses to Average Net Assets                                             1.38%*
Ratio of Expenses to Average Net Assets (excluding waivers and
   assumption of expenses and/or recovery of previously waived fees)                1.92%*
Ratio of Net Investment Income to Average Net Assets                                5.08%*
Portfolio Turnover Rate                                                                0%#
Portfolio Turnover Rate of Master Fund Series                                        N/A+
----------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1)  Commencement of operations.
(a) For the Emerging Markets Small Cap Portfolio, the expense ratios represent the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series.
N/A+ Not applicable, as the Emerging Markets Core Equity Portfolio is a stand alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.20    $     10.30    $     10.39    $     10.31    $     10.21    $     10.17
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.12           0.25           0.16           0.27           0.51           0.60
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.01)         (0.10)          0.03           0.08           0.11           0.04
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.11           0.15           0.19           0.35           0.62           0.64
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.12)         (0.25)         (0.16)         (0.27)         (0.52)         (0.60)
   Net Realized Gains                               --             --          (0.12)            --             --             --
   Tax Return of Capital                            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.12)         (0.25)         (0.28)         (0.27)         (0.52)         (0.60)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.19    $     10.20    $     10.30    $     10.39    $     10.31    $     10.21
=================================================================================================================================
Total Return                                      1.12%#         1.08%          1.85%          3.43%          6.21%          6.49%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 2,091,693    $ 1,738,574    $ 1,454,736    $   992,307    $   739,847    $   725,284
Ratio of Expenses to Average Net
   Assets**                                       0.20%*         0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of Net Investment Income
   to Average Net Assets                          2.36%*         1.40%          1.45%          2.56%          5.04%          5.90%
Portfolio Turnover Rate of Master
   Fund Series                                      39%#          154%           143%           154%            55%            35%

                                                                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $      9.92    $     10.08    $     10.19    $      9.95    $     10.05    $     10.31
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.08           0.25           0.22           0.25           0.19           1.01
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.01          (0.14)          0.01           0.20           0.45          (0.41)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.09           0.11           0.23           0.45           0.64           0.60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.08)         (0.27)         (0.34)         (0.21)         (0.56)         (0.86)
   Net Realized Gains                               --             --             --             --             --             --
   Tax Return of Capital                            --             --             --             --          (0.18)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.08)         (0.27)         (0.34)         (0.21)         (0.74)         (0.86)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $      9.93    $      9.92    $     10.08    $     10.19    $      9.95    $     10.05
=================================================================================================================================
Total Return                                      0.90%#         1.08%          2.26%          4.54%          6.75%          6.18%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,832,699    $ 1,674,972    $ 1,195,072    $   799,214    $   596,119    $   518,491
Ratio of Expenses to Average Net
   Assets**                                       0.21%*         0.23%          0.25%          0.25%          0.27%          0.27%
Ratio of Net Investment Income
   to Average Net Assets                          1.56%*         1.35%          1.68%          2.58%          1.34%          9.97%
Portfolio Turnover Rate of Master
   Fund Series                                      39%#          131%           144%           138%           113%            73%

*    Annualized
#    Non-annualized
** Represents the combined ratio for the respective portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.64    $     11.11    $     11.05    $     10.56    $     10.32    $     10.26
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.17           0.33           0.34           0.41           0.49           0.59
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.02)         (0.01)          0.10           0.51           0.32           0.01
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.15           0.32           0.44           0.92           0.81           0.60
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income                         (0.16)         (0.41)         (0.38)         (0.43)         (0.57)         (0.54)
   Net Realized Gains                               --          (0.38)            --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.16)         (0.79)         (0.38)         (0.43)         (0.57)         (0.54)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.63    $     10.64    $     11.11    $     11.05    $     10.56    $     10.32
=================================================================================================================================
Total Return                                      1.46%#         3.02%          4.02%          9.06%          8.18%          6.16%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   660,759    $   542,634    $   402,992    $   315,290    $   243,880    $   218,557
Ratio of Expenses to Average Net Assets           0.26%*         0.27%          0.27%          0.26%          0.27%          0.28%
Ratio of Net Investment Income to
  Average Net Assets                              3.40%*         3.21%          3.20%          4.09%          4.79%          5.75%
Portfolio Turnover Rate                              0%#           45%           149%            19%           189%            60%

                                                                 DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.50    $     10.92    $     10.93    $     10.50    $     10.50    $     10.53
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.29           0.26           0.33           0.33           0.50           0.61
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.07)          0.06           0.15           0.44           0.22             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.22           0.32           0.48           0.77           0.72           0.61
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
   Net Investment Income                         (0.08)         (0.32)         (0.39)         (0.33)         (0.72)         (0.64)
   Net Realized Gains                               --          (0.42)         (0.10)         (0.01)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.08)         (0.74)         (0.49)         (0.34)         (0.72)         (0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.64    $     10.50    $     10.92    $     10.93    $     10.50    $     10.50
=================================================================================================================================
Total Return                                      2.13%#         3.04%          4.45%          7.55%          7.23%          6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $ 1,465,178    $ 1,205,578    $   969,439    $   761,717    $   628,936    $   517,325
Ratio of Expenses to Average Net Assets           0.33%*         0.34%          0.34%          0.35%          0.37%          0.38%
Ratio of Net Investment Income to
  Average Net Assets                              3.39%*         3.12%          3.23%          4.09%          4.04%          4.15%
Portfolio Turnover Rate                             32%#           90%           103%            79%           113%            80%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS         YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                               2005           2004           2003            2002           2001           2000
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     11.79    $     12.14    $     12.39    $     11.90    $     11.18    $     10.84
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.27           0.55           0.62           0.65           0.65           0.63
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                     0.09          (0.05)         (0.02)          0.48           0.71           0.38
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations              0.36           0.50           0.60           1.13           1.36           1.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.26)         (0.56)         (0.65)         (0.64)         (0.64)         (0.63)
   Net Realized Gains                            (0.04)         (0.29)         (0.20)            --             --          (0.04)
                                           -----------    -----------    -----------    -----------    -----------    -----------
    Total Distributions                          (0.30)         (0.85)         (0.85)         (0.64)         (0.64)         (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     11.85    $     11.79    $     12.14    $     12.39    $     11.90    $     11.18
=================================================================================================================================
Total Return                                      3.09%#         4.21%          4.86%          9.95%         12.57%          9.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   439,155    $   373,108    $   316,234    $   300,059    $   310,661    $   286,444
Ratio of Expenses to Average Net Assets           0.16%*         0.17%          0.17%          0.16%          0.16%          0.18%
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                        0.16%*         0.17%          0.17%          0.16%          0.16%          0.18%
Ratio of Net Investment Income to
   Average Net Assets                             4.66%*         4.72%          4.91%          5.37%          5.60%          6.00%
Portfolio Turnover Rate                              4%#            6%            23%            14%            17%             8%

                                                   DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                           --------------------------------------------------------
                                            SIX MONTHS        YEAR           YEAR         AUG. 20
                                              ENDED          ENDED          ENDED           TO
                                             MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,
                                              2005           2004            2003          2002
---------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period       $     10.09    $     10.13    $      9.97    $     10.00
                                           -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.10           0.17           0.16           0.04
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    (0.05)         (0.04)          0.15          (0.04)
                                           -----------    -----------    -----------    -----------
    Total From Investment Operations              0.05           0.13           0.31              --
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.10)         (0.17)         (0.15)         (0.03)
   Net Realized Gains                               --             --             --              --
                                           -----------    -----------    -----------    -----------
    Total Distributions                          (0.10)         (0.17)         (0.15)         (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     10.04    $     10.09    $     10.13    $      9.97
===================================================================================================
Total Return                                      0.48%#         1.27%          3.17%         (0.03)%#
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $   457,803    $   381,709    $   213,389    $    78,819
Ratio of Expenses to Average Net Assets           0.30%*         0.30%          0.30%          0.30%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
   expenses and/or recovery of
   previously waived fees)                        0.30%*         0.33%          0.34%          0.75%*
Ratio of Net Investment Income to
   Average Net Assets                             2.09%*         1.73%          1.60%          1.71%*
Portfolio Turnover Rate                              0%#            6%             0%             0%*#

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-four of the Fund's thirty-seven portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented individually in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                        PERCENTAGE
                                                                                                         OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                              SERIES (MASTER FUNDS)                            AT 05/31/05
-------------------------                              ---------------------                            -----------
U.S. Large Company Portfolio                           The U.S. Large Company Series                            45%
Enhanced U.S. Large Company Portfolio                  The Enhanced U.S. Large Company Series                  100%
U.S. Large Cap Value Portfolio                         The U.S. Large Cap Value Series                          67%
U.S. Small XM Value Portfolio                          The U.S. Small XM Value Series                           80%
U.S. Small Cap Value Portfolio                         The U.S. Small Cap Value Series                          92%
U.S. Small Cap Portfolio                               The U.S. Small Cap Series                                91%
U.S. Micro Cap Portfolio                               The U.S. Micro Cap Series                               100%
International Small Company Portfolio                  The Japanese Small Company Series                        81%
                                                       The Pacific Rim Small Company Series                     85%
                                                       The United Kingdom Small Company Series                  90%
                                                       The Continental Small Company Series                     88%
Japanese Small Company Portfolio                       The Japanese Small Company Series                        14%
Pacific Rim Small Company Portfolio                    The Pacific Rim Small Company Series                      9%
United Kingdom Small Company Portfolio                 The United Kingdom Small Company Series                   4%
Continental Small Company Portfolio                    The Continental Small Company Series                      6%
Emerging Markets Portfolio                             The Emerging Markets Series                              97%
Emerging Markets Small Cap Portfolio                   The Emerging Markets Small Cap Series                    85%
DFA One-Year Fixed Income Portfolio                    The DFA One-Year Fixed Income Series                    100%
DFA Two-Year Global Fixed Income Portfolio             The DFA Two-Year Global Fixed Income Series              97%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio, DFA International Small Cap Value Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Portfolios' investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Portfolios accrue for taxes on the capital gains throughout the holding period of the underlying securities.

C.  INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the six months ended May 31, 2005, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            DFA Real Estate Securities Portfolio                                          0.30 of 1%
            Large Cap International Portfolio                                             0.25 of 1%
            DFA International Small Cap Value Portfolio                                   0.65 of 1%
            Emerging Markets Core Equity Portfolio                                        0.55 of 1%
            DFA Five-Year Government Portfolio                                            0.20 of 1%
            DFA Five-Year Global Fixed Income Portfolio                                   0.25 of 1%
            DFA Intermediate Government Fixed Income Portfolio                            0.10 of 1%
            DFA Short-Term Municipal Bond Portfolio                                       0.20 of 1%

     For the six months ended May 31, 2005, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

            U.S. Large Company Portfolio                                                 0.125 of 1%
            Enhanced U.S. Large Company Portfolio                                         0.15 of 1%
            U.S. Large Cap Value Portfolio                                                0.15 of 1%
            U.S. Small XM Value Portfolio                                                 0.30 of 1%
            U.S. Small Cap Value Portfolio                                                0.30 of 1%
            U.S. Small Cap Portfolio                                                      0.32 of 1%
            U.S. Micro Cap Portfolio                                                      0.40 of 1%
            International Small Company Portfolio                                         0.40 of 1%
            Japanese Small Company Portfolio                                              0.40 of 1%
            Pacific Rim Small Company Portfolio                                           0.40 of 1%
            United Kingdom Small Company Portfolio                                        0.40 of 1%
            Continental Small Company Portfolio                                           0.40 of 1%
            Emerging Markets Portfolio                                                    0.40 of 1%
            Emerging Markets Small Cap Portfolio                                          0.45 of 1%
            DFA One-Year Fixed Income Portfolio                                           0.10 of 1%
            DFA Two-Year Global Fixed Income Portfolio                                    0.10 of 1%

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio, 0.50% for the U.S. Small XM Value Portfolio, and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At May 31, 2005, U.S. Large Company Portfolio had approximately $4,912,200 of previously waived fees subject to future reimbursement to the

Advisor over various periods not exceeding May 31, 2008. The U.S. Small XM Value Portfolio and Emerging Markets Portfolio had no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has agreed to waive its administration fee for the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, there were no fees waived subject to future reimbursement to the Advisor.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $64,200, $93,000, $98,200, and $88,500, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for Emerging Markets Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to reduce the Portfolio's expenses up to the amount of its total management fee when the Portfolio's total operating expenses exceed 1.00% of the Portfolio's average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's expenses to exceed 1.00% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 5, 2005 (commencement of operations) to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, Emerging Markets Core Equity Portfolio, had approximately $29,600 of waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Pursuant to a Fee Waiver and Expense Assumption Agreement for DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, DFA Short-Term Municipal Bond Portfolio had approximately $138,000 of previously waived fees subject to future reimbursement over various periods not exceeding May 31, 2008.

     Certain officers of the Fund are also officers and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

           U.S. Large Company Portfolio                                   $  24,716
           Enhanced U.S. Large Company Portfolio                              3,773
           U.S. Large Cap Value Portfolio                                    45,174
           U.S. Small XM Value Portfolio                                      2,492
           U.S. Small Cap Value Portfolio                                    94,810
           U.S. Small Cap Portfolio                                          35,678
           U.S. Micro Cap Portfolio                                          52,437
           DFA Real Estate Securities Portfolio                              21,595
           Large Cap International Portfolio                                 14,396
           International Small Company Portfolio                             30,155
           Japanese Small Company Portfolio                                   1,459
           Pacific Rim Small Company Portfolio                                  472
           United Kingdom Small Company Portfolio                               269
           Continental Small Company Portfolio                                  607
           DFA International Small Cap Value Portfolio                       42,966
           Emerging Markets Portfolio                                        20,070
           Emerging Markets Small Cap Portfolio                               3,736
           Emerging Markets Core Equity Portfolio                               132
           DFA One-Year Fixed Income Portfolio                               31,190
           DFA Two-Year Global Fixed Income Portfolio                        27,328
           DFA Five-Year Government Portfolio                                 9,229
           DFA Five-Year Global Fixed Income Portfolio                       20,239
           DFA Intermediate Government Fixed Income Portfolio                 6,353
           DFA Short-Term Municipal Bond Portfolio                            6,574

E.  PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   U.S. GOVERNMENT         OTHER INVESTMENT
                                                                     SECURITIES               SECURITIES
                                                               ----------------------   ----------------------
                                                               PURCHASES     SALES      PURCHASES     SALES
                                                               ----------  ----------   ----------  ----------
DFA Real Estate Securities Portfolio                                   --          --   $  195,051  $   19,905
Large Cap International Portfolio                                      --          --      121,356      14,245
DFA International Small Cap Value Portfolio                            --          --      966,486     148,782
Emerging Markets Core Equity Portfolio                                 --          --       53,561           8
DFA Five-Year Government Portfolio                             $  118,354          --           --          --
DFA Five-Year Global Fixed Income Portfolio                       147,394  $  227,411      588,350     178,600
DFA Intermediate Government Fixed Income Portfolio                 80,178      16,011           --          --
DFA Short-Term Municipal Bond Portfolio                                --          --       61,889          --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
U.S. Large Company Portfolio
2004                                                                    $      17,869             --          --   $   17,869
2003                                                                           12,490             --          --       12,490

Enhanced U.S. Large Company Portfolio
2004                                                                            1,797             --   $      86        1,883
2003                                                                            1,697             --          --        1,697

U.S. Large Cap Value Portfolio
2004                                                                           23,826             --       1,025       24,851
2003                                                                           17,524             --          --       17,524

U.S. Small XM Value Portfolio
2004                                                                            6,606  $       6,040          --       12,646
2003                                                                              444          6,874          --        7,318

U.S. Small Cap Value Portfolio
2004                                                                           69,276        216,598          --      285,874
2003                                                                           12,117        271,483          --      283,600

U.S. Small Cap Portfolio
2004                                                                            7,229             --       1,515        8,744
2003                                                                            3,458          4,842          --        8,300

U.S. Micro Cap Portfolio
2004                                                                           43,268         35,395          --       78,663
2003                                                                            2,812         24,249          --       27,061

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
DFA Real Estate Securities Portfolio
2004                                                                    $      40,062  $       6,193          --   $   46,255
2003                                                                           20,722          2,261          --       22,983

Large Cap International Portfolio
2004                                                                           20,560             --          --       20,560
2003                                                                            5,772             --          --        5,772

International Small Company Portfolio
2004                                                                           32,182             --          --       32,182
2003                                                                            8,564             --          --        8,564

Japanese Small Company Portfolio
2004                                                                              396             --          --          396
2003                                                                              575             --          --          575

Pacific Rim Small Company Portfolio
2004                                                                            1,138             --          --        1,138
2003                                                                            2,468             --          --        2,468

United Kingdom Small Company Portfolio
2004                                                                              723             --          --          723
2003                                                                            1,017            599          --        1,616

Continental Small Company Portfolio
2004                                                                            1,260          3,086          --        4,346
2003                                                                            1,802          2,582          --        4,384

DFA International Small Cap Value Portfolio
2004                                                                           38,541          8,285          --       46,826
2003                                                                           11,202             --          --       11,202

Emerging Markets Portfolio
2004                                                                           19,202             --          --       19,202
2003                                                                            4,473             --          --        4,473

Emerging Markets Small Cap Portfolio
2004                                                                            2,550            432          --        2,982
2003                                                                              338            273          --          611

DFA One-Year Fixed Income Portfolio
2004                                                                           34,046             --          --       34,046
2003                                                                           30,253             --          --       30,253

DFA Two-Year Global Fixed Income Portfolio
2004                                                                           35,146             --   $     407       35,553
2003                                                                           28,481             --          --       28,481

DFA Five-Year Government Portfolio
2004                                                                           17,118         13,159          --       30,277
2003                                                                           11,597             --          --       11,597

                                                                          ORDINARY
                                                                           INCOME
                                                                             AND
                                                                         SHORT-TERM      LONG-TERM     RETURN OF
                                                                        CAPITAL GAINS  CAPITAL GAINS    CAPITAL       TOTAL
                                                                        -------------  -------------   ---------   ----------
DFA Five-Year Global Fixed Income Portfolio
2004                                                                    $      39,545  $      30,038          --    $ 69,583
2003                                                                           32,928          2,655          --      35,583

DFA Intermediate Government Fixed Income Portfolio
2004                                                                           16,177          6,872          --      23,049
2003                                                                           15,142          4,808          --      19,950

DFA Short-Term Municipal Bond Portfolio
2004                                                                            5,043             --          --       5,043
2003                                                                            2,097             --          --       2,097

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                               TOTAL NET
                                                                                                             DISTRIBUTABLE
                                                              UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       EARNINGS/
                                                             NET INVESTMENT     LONG-TERM         LOSS       (ACCUMULATED
                                                                 INCOME       CAPITAL GAINS   CARRYFORWARD      LOSSES)
                                                             --------------   -------------   ------------   -------------
U.S. Large Company Portfolio                                 $        9,846              --   $   (28,610)   $    (18,764)
Enhanced U.S. Large Company Portfolio                                    --              --        (2,576)         (2,576)
U.S. Large Cap Value Portfolio                                           --              --        (1,214)         (1,214)
U.S. Small XM Value Portfolio                                            --   $       5,557            --           5,557
U.S. Small Cap Value Portfolio                                           --         283,742            --         283,742
U.S. Small Cap Portfolio                                                 --              --            --              --
U.S. Micro Cap Portfolio                                                 --          75,070            --          75,070
DFA Real Estate Securities Portfolio                                  9,090          28,181            --          37,271
Large Cap International Portfolio                                     6,784              --       (19,070)        (12,286)
International Small Company Portfolio                                12,406          37,023            --          49,429
Japanese Small Company Portfolio                                        481              --       (44,582)        (44,101)
Pacific Rim Small Company Portfolio                                     317              --       (11,735)        (11,418)
United Kingdom Small Company Portfolio                                  258             538            --             796
Continental Small Company Portfolio                                     182           1,230            --           1,412
DFA International Small Cap Value Portfolio                          18,232          58,553            --          76,785
Emerging Markets Portfolio                                            5,535              --       (47,372)        (41,837)
Emerging Markets Small Cap Portfolio                                  2,104           6,390            --           8,494
DFA One-Year Fixed Income Portfolio                                     426              --        (1,205)           (779)
DFA Two-Year Global Fixed Income Portfolio                               --              --          (216)           (216)
DFA Five-Year Government Portfolio                                    4,241              --          (884)          3,357
DFA Five-Year Global Fixed Income Portfolio                             111              --        (5,041)         (4,930)
DFA Intermediate Government Fixed Income Portfolio                    4,193           1,113            --           5,306
DFA Short-Term Municipal Bond Portfolio                                 602              --           (17)            585

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                    EXPIRES ON NOVEMBER 30,
                                           --------------------------------------------------------------------------
                                             2005     2006      2007    2008     2009      2010       2011     2012       TOTAL
                                           -------  -------   -------   -----  --------  --------   --------  -------   --------
U.S. Large Company Portfolio                    --       --        --      --        --        --   $ 28,610       --   $ 28,610
Enhanced U.S. Large Company Portfolio           --       --        --      --  $      4        --      2,572       --      2,576
U.S. Large Cap Value Portfolio                  --       --        --      --        --  $  1,214         --       --      1,214
Large Cap International Portfolio               --       --        --      --       357    18,180        533       --     19,070
Japanese Small Company Portfolio           $ 1,532  $ 7,918   $ 2,827   $ 632     3,508     4,453     19,912  $ 3,800     44,582
Pacific Rim Small Company Portfolio             --       --       343      --       906     3,164      6,171    1,151     11,735
Emerging Markets Portfolio                      --      710     1,831      --    18,234    19,225      7,372       --     47,372
DFA One-Year Fixed Income Portfolio             --       --        --      45        --        --         --    1,160      1,205
DFA Two-Year Global Fixed Income
  Portfolio                                     --       --        --      --       216        --         --       --        216
DFA Five-Year Government Portfolio              --       --        --      --        --        --         --      884        884
DFA Five-Year Global Fixed Income
  Portfolio                                     --       --        --      --        --        --         --    5,041      5,041
DFA Short-Term Municipal Bond Portfolio         --       --        --      --        --        --         --       17         17

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                         MARK TO MARKET    REALIZED GAINS
                                                                                         --------------    --------------
Large Cap International Portfolio                                                        $    5,327,264    $       81,703
International Small Company Portfolio                                                         5,791,352         1,229,922
Japanese Small Company Portfolio                                                                411,994             7,294
Pacific Rim Small Company Portfolio                                                             761,683           340,318
United Kingdom Small Company Portfolio                                                           80,659            16,885
Continental Small Company Portfolio                                                             203,533           457,178
DFA International Small Cap Value Portfolio                                                  14,608,263         1,665,316
Emerging Markets Portfolio                                                                    2,882,092           309,704
Emerging Markets Small Cap Portfolio                                                            104,625           153,583

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                   NET
                                                                                                               UNREALIZED
                                                                    FEDERAL      UNREALIZED    UNREALIZED     APPRECIATION/
                                                                   TAX COST     APPRECIATION  DEPRECIATION   (DEPRECIATION)
                                                                 ------------   ------------  ------------   -------------
U.S. Large Company Portfolio                                     $  1,501,638   $    387,174  $   (145,045)  $     242,129
Enhanced U.S. Large Company Portfolio                                 276,242         28,584       (34,070)         (5,486)
U.S. Large Cap Value Portfolio                                      2,557,684        771,587      (109,865)        661,722
U.S. Small XM Value Portfolio                                         132,339         23,091        (2,593)         20,498
U.S. Small Cap Value Portfolio                                      4,663,313      1,583,470      (174,292)      1,409,178
U.S. Small Cap Portfolio                                            2,004,987        345,697       (76,399)        269,298
U.S. Micro Cap Portfolio                                            2,558,492        879,473      (102,329)        777,144
DFA Real Estate Securities Portfolio                                1,168,848        438,660        (5,161)        433,499
Large Cap International Portfolio                                   1,001,050        174,997       (66,523)        108,474
International Small Company Portfolio                               1,570,205        492,862       (18,546)        474,316
Japanese Small Company Portfolio                                      220,765         28,656      (140,844)       (112,188)
Pacific Rim Small Company Portfolio                                    57,904         48,962       (76,401)        (27,439)
United Kingdom Small Company Portfolio                                 10,497         69,987       (63,551)          6,436
Continental Small Company Portfolio                                    29,921         82,400       (66,721)         15,679
DFA International Small Cap Value Portfolio                         3,096,803        796,220      (131,708)        664,512
Emerging Markets Portfolio                                            971,119        461,927       (65,972)        395,955
Emerging Markets Small Cap Portfolio                                  244,085         53,860        (8,924)         44,936
Emerging Markets Core Equity Portfolio                                 56,429          1,144        (2,239)         (1,095)
DFA One-Year Fixed Income Portfolio                                 2,100,822          1,570       (10,478)         (8,908)
DFA Two-Year Global Fixed Income Portfolio                          1,845,671             --       (12,780)        (12,780)
DFA Five-Year Government Portfolio                                    660,968            894        (6,469)         (5,575)
DFA Five-Year Global Fixed Income Portfolio                         1,459,830             --       (20,138)        (20,138)
DFA Intermediate Government Fixed Income
   Portfolio                                                          413,890         20,259          (199)         20,060
DFA Short-Term Municipal Bond Portfolio                               455,873            321        (2,966)         (2,645)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                                                      UNREALIZED
                                                                 ACCUMULATED                                         APPRECIATION
                                             ACCUMULATED        NET REALIZED        ACCUMULATED        DEFERRED     (DEPRECIATION)
                                                 NET           GAIN (LOSS) OF       NET REALIZED       THAILAND      OF INVESTMENT
                                             INVESTMENT          INVESTMENT           FOREIGN          CAPITAL        SECURITIES,
                            PAID-IN            INCOME          SECURITIES AND         EXCHANGE          GAINS         FUTURES AND
                            CAPITAL            (LOSS)              FUTURES          GAIN (LOSS)          TAX       FOREIGN CURRENCY
                          ------------       -----------       --------------       ------------       --------    ----------------
U.S. Large Company
  Portfolio               $  1,524,383       $     6,998       $      (85,007)                --             --    $        297,243
Enhanced U.S. Large
  Company Portfolio            278,896              (119)             (36,640)                --             --              28,583
U.S. Large Cap Value
  Portfolio                  2,556,999            (1,206)            (108,414)                --             --             771,587
U.S. Small XM Value
  Portfolio                    122,381               (71)               7,393                 --             --              23,091
U.S. Small Cap Value
  Portfolio                  4,199,113            (3,349)             291,705                 --             --           1,583,470
U.S. Small Cap
  Portfolio                  1,919,113            (1,711)              10,580                 --             --             345,697
U.S. Micro Cap
  Portfolio                  2,318,996            (2,872)             138,912                 --             --             879,473
DFA Real Estate
  Securities
  Portfolio                  1,109,179           (10,160)               9,643                 --             --             434,933
Large Cap
  International
  Portfolio                    854,346             6,590              (17,965)      $        (71)            --             109,287
International Small
  Company Portfolio          1,526,152            14,812               25,836               (151)            --             474,861
Japanese Small
  Company Portfolio            265,596               (82)             (47,539)                (3)            --            (109,411)
Pacific Rim Small
  Company Portfolio             70,288              (707)             (11,734)                 4             --             (27,392)
United Kingdom Small
  Company Portfolio             10,088                65                  339                 (2)            --               6,443
Continental Small
  Company Portfolio             28,946               828                  103                 (9)            --              15,679
DFA International
  Small Cap Value
  Portfolio                  2,470,285            23,123               64,404               (404)            --             664,785
Emerging Markets
  Portfolio                  1,000,537            13,647              (39,855)              (855)      $ (3,469)            396,578
Emerging Markets
  Small Cap
  Portfolio                    239,528             2,589                2,090                (81)          (194)             44,936
Emerging Markets
  Core Equity
  Portfolio                     55,424               276                   (1)               (27)            (6)             (1,094)
DFA One-Year Fixed
  Income Portfolio           2,102,597                 6              (12,480)                --             --               1,570
DFA Two-Year Global
  Fixed Income
  Portfolio                  1,845,803              (108)              (9,687)                --             --              (3,309)
DFA Five-Year
  Government
  Portfolio                    661,547             5,671                 (884)                --             --              (5,575)
DFA Five-Year Global
  Fixed Income
  Portfolio                  1,447,241            15,285               (9,708)            16,353             --             (20,107)
DFA Intermediate
  Government Fixed
  Income Portfolio             413,375             5,027                  693                 --             --              20,060
DFA Short-Term
  Municipal Bond
  Portfolio                    459,497               968                  (17)                --             --              (2,645)

                               UNREALIZED
                               NET FOREIGN
                                EXCHANGE                         NUMBER OF
                                  GAIN         TOTAL NET          SHARES
                                 (LOSS)         ASSETS          AUTHORIZED
                               -----------    -----------      ------------
U.S. Large Company
  Portfolio                             --    $ 1,743,617       200,000,000
Enhanced U.S. Large
  Company Portfolio                     --        270,720       100,000,000
U.S. Large Cap Value
  Portfolio                             --      3,218,966       250,000,000
U.S. Small XM Value
  Portfolio                             --        152,794       100,000,000
U.S. Small Cap Value
  Portfolio                             --      6,070,939       400,000,000
U.S. Small Cap
  Portfolio                             --      2,273,679       200,000,000
U.S. Micro Cap
  Portfolio                             --      3,334,509       300,000,000
DFA Real Estate
  Securities
  Portfolio                             --      1,543,595       100,000,000
Large Cap
  International
  Portfolio                    $       (90)       952,097       150,000,000
International Small
  Company Portfolio                     (4)     2,041,506       200,000,000
Japanese Small
  Company Portfolio                    (15)       108,546        50,000,000
Pacific Rim Small
  Company Portfolio                     (3)        30,456        50,000,000
United Kingdom Small
  Company Portfolio                     --         16,933        70,000,000
Continental Small
  Company Portfolio                     39         45,586        50,000,000
DFA International
  Small Cap Value
  Portfolio                            (91)     3,222,102       300,000,000
Emerging Markets
  Portfolio                             36      1,366,619       150,000,000
Emerging Markets
  Small Cap
  Portfolio                             38        288,906       100,000,000
Emerging Markets
  Core Equity
  Portfolio                             32         54,604       100,000,000
DFA One-Year Fixed
  Income Portfolio                      --      2,091,693       300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                             --      1,832,699       250,000,000
DFA Five-Year
  Government
  Portfolio                             --        660,759       100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                         16,114      1,465,178       200,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                      --        439,155       100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                             --        457,803       100,000,000

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements.

                                                                                           UNREALIZED
                                                                           VALUE AT          FOREIGN
SETTLEMENT                                              CONTRACT            MAY 31,         EXCHANGE
   DATE       CURRENCY SOLD        CURRENCY              AMOUNT              2005          GAIN (LOSS)
----------    -------------     ---------------     --------------      --------------   --------------
 06/09/05      191,956,050      Canadian Dollar     $  153,649,286      $  152,949,104   $      700,182
 06/23/05      191,776,077      Canadian Dollar        152,032,806         152,842,784         (809,978)
 06/09/05      683,606,458       Swedish Krona          95,935,240          91,895,416        4,039,824
 06/09/05      218,389,651       Euro Currency         281,264,962         268,787,483       12,477,479
                                                    --------------      --------------   --------------
                                       Total        $  682,882,294      $  666,474,787   $   16,407,507
                                                    ==============      ==============   ==============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                             WEIGHTED         WEIGHTED       NUMBER OF     INTEREST     MAXIMUM AMOUNT
                                              AVERAGE          AVERAGE         DAYS         EXPENSE     BORROWED DURING
                                           INTEREST RATE    LOAN BALANCE    OUTSTANDING    INCURRED       THE PERIOD
                                           -------------    ------------    -----------    --------     ---------------
DFA Real Estate Securities Portfolio               3.00%    $  4,292,000              2    $    715     $     7,512,000
International Small Company Portfolio              3.25%         688,559             17       1,056           1,120,000

     There were no outstanding borrowings under the line of credit at May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit during the six months ended May 31, 2005.

J.  SECURITIES LENDING:

     As of May 31, 2005, some of the Portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

          DFA Real Estate Securities Portfolio                     $     16
          Large Cap International Portfolio                             230
          DFA International Small Cap Value Portfolio                 1,281

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        DIMENSIONAL INVESTMENT GROUP INC.
                        DFA INTERNATIONAL VALUE PORTFOLIO
                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                              BEGINNING        ENDING                   EXPENSES
                                               ACCOUNT        ACCOUNT      ANNUALIZED     PAID
                                                VALUE          VALUE        EXPENSE      DURING
                                               12/01/04       05/31/05        RATIO      PERIOD*
                                             -----------     ----------    ----------   ---------
Actual Fund Return                           $  1,000.00     $ 1,022.10         0.48%   $    2.42
Hypothetical 5% Annual Return                $  1,000.00     $ 1,022.61         0.48%   $    2.42

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment
  Trust Company (121,008,937 Shares, Cost $1,535,989) at Value+                     $    1,895,000
Receivable for Fund Shares Sold                                                              5,402
Prepaid Expenses and Other Assets                                                               17
                                                                                    --------------
    Total Assets                                                                         1,900,419
                                                                                    --------------

LIABILITIES:
Payables:
  Investment Securities Purchased                                                            4,414
  Fund Shares Redeemed                                                                         988
  Due to Advisor                                                                               313
Accrued Expenses and Other Liabilities                                                          58
                                                                                    --------------
    Total Liabilities                                                                        5,773
                                                                                    --------------
NET ASSETS                                                                          $    1,894,646
                                                                                    ==============

SHARES OUTSTANDING, $0.01 PAR VALUE
  (Authorized 200,000,000 Shares)                                                      118,933,004
                                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                            $        15.93
                                                                                    ==============

----------
+ See Note B to Financial Statements.


                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment Trust Company                   $     13,650
                                                                                        ------------
EXPENSES
  Administrative Services                                                                      1,733
  Accounting & Transfer Agent Fees                                                                23
  Legal Fees                                                                                      22
  Audit Fees                                                                                       4
  Filing Fees                                                                                     26
  Shareholders' Reports                                                                            7
  Directors' Fees and Expenses                                                                     6
  Other                                                                                            2
                                                                                        ------------
       Total Expenses                                                                          1,823
                                                                                        ------------
  NET INVESTMENT INCOME (LOSS)                                                                11,827
                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from The DFA Investment Trust Company                   55,190
  Net Realized Gain (Loss) on Investment Securities Sold                                        (143)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities                  (45,409)
                                                                                        ------------

  NET GAIN (LOSS)                                                                              9,638
                                                                                        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         $     21,465
                                                                                        ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                SIX MONTHS          YEAR
                                                                                   ENDED            ENDED
                                                                                  MAY 31,          NOV. 30,
                                                                                   2005             2004
                                                                               -------------    -------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                 $      11,827    $      19,143
  Capital Gain Distributions Received from The DFA Investment Trust Company           55,190               --
  Net Realized Gain (Loss) on Investment Securities Sold                                (143)            (828)
  Change in Unrealized Appreciation (Depreciation) of Investment Securities          (45,409)         276,301
                                                                               -------------    -------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                     21,465          294,616
                                                                               -------------    -------------
Distributions From:
  Net Investment Income                                                              (12,681)         (21,908)
  Net Short-Term Gains                                                                (1,280)              --
                                                                               -------------    -------------
    Total Distributions                                                              (13,961)         (21,908)
                                                                               -------------    -------------
Capital Share Transactions (1):
  Shares Issued                                                                      555,950          520,740
  Shares Issued in Lieu of Cash Distributions                                         12,048           19,587
  Shares Redeemed                                                                   (112,845)        (129,365)
                                                                               -------------    -------------
  Net Increase (Decrease) from Capital Share Transactions                            455,153          410,962
                                                                               -------------    -------------
    Total Increase (Decrease)                                                        462,657          683,670

NET ASSETS
   Beginning of Period                                                             1,431,989          748,319
                                                                               -------------    -------------
   End of Period                                                               $   1,894,646    $   1,431,989
                                                                               =============    =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                     34,103           37,677
    Shares Issued in Lieu of Cash Distributions                                          753            1,445
    Shares Redeemed                                                                   (6,949)          (9,431)
                                                                               -------------    -------------
                                                                                      27,907           29,691
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                         SIX MONTHS         YEAR           YEAR           YEAR            YEAR            YEAR
                                            ENDED           ENDED          ENDED          ENDED           ENDED           ENDED
                                           MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                            2005            2004            2003          2002            2001             2000
----------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     15.73     $     12.20    $      9.19    $     10.30     $     12.58     $     13.07
                                         -----------     -----------    -----------    -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                  0.14            0.26           0.22           0.23            0.25            0.24
  Net Gains (Losses) on Securities
     (Realized and Unrealized)                  0.21            3.58           3.02          (0.78)          (1.50)          (0.32)
                                         -----------     -----------    -----------    -----------     -----------     -----------
     Total from Investment Operations           0.35            3.84           3.24          (0.55)          (1.25)          (0.08)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                        (0.15)          (0.31)         (0.23)         (0.21)          (0.27)          (0.22)
  Net Realized Gains                              --              --             --          (0.35)          (0.76)          (0.19)
                                         -----------     -----------    -----------    -----------     -----------     -----------
     Total Distributions                       (0.15)          (0.31)         (0.23)         (0.56)          (1.03)          (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     15.93     $     15.73    $     12.20    $      9.19     $     10.30     $     12.58
==================================================================================================================================
Total Return                                    2.21%#         31.86%         35.92%         (5.72)%        (10.96)%         (0.72)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)    $ 1,894,646     $ 1,431,989    $   748,319    $   464,313     $   449,496     $   569,234
Ratio of Expenses to
  Average Net Assets **                         0.48%*          0.51%          0.52%          0.53%           0.51%           0.52%
Ratio of Net Investment Income to
  Average Net Assets                            1.37%*          1.87%          2.26%          2.35%           2.12%           1.76%
Portfolio Turnover Rate of Master
  Fund Series                                      5%#            15%            14%            18%              6%              9%

*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                        DFA INTERNATIONAL VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers sixteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 55% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $26,695.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                      ORDINARY
                                                     INCOME AND
                                                     SHORT-TERM       LONG-TERM     RETURN OF
                                                    CAPITAL GAINS   CAPITAL GAINS    CAPITAL      TOTAL
                                                    -------------   -------------   ---------   --------
2004                                                  $  21,188                --    $   720    $ 21,908
2003                                                     12,609                --         --      12,609


      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED      CAPITAL         TOTAL NET
                        NET INVESTMENT        LOSS        DISTRIBUTABLE
                            INCOME        CARRYFORWARD      EARNINGS
                        --------------    ------------    -------------
                                    --    $     (9,562)   $      (9,562)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                      EXPIRES ON
                                     NOVEMBER 30,
                                  -----------------
                                    2010      2011      TOTAL
                                  --------   ------   --------
                                  $  8,681   $  881   $  9,562

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                 NET
                                                             UNREALIZED
                FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
              -----------    ------------   ------------   --------------
              $ 1,567,028    $    359,012   $   (31,040)    $     327,972

E.  COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                             ACCUMULATED     ACCUMULATED     UNREALIZED
                                 NET        NET REALIZED    APPRECIATION
                             INVESTMENT      GAIN (LOSS)    (DEPRECIATION)
                PAID-IN        INCOME       OF INVESTMENT   OF INVESTMENT      TOTAL NET
                CAPITAL        (LOSS)        SECURITIES      SECURITIES         ASSETS
             ------------    -----------    -------------   -------------     -----------
             $  1,523,153    $     (868)    $      13,350   $     359,011     $ 1,894,646

F.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires on April 2, 2006. There were no borrowings under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY
                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                              BEGINNING      ENDING                     EXPENSES
                                                               ACCOUNT       ACCOUNT     ANNUALIZED       PAID
                                                                VALUE         VALUE        EXPENSE       DURING
                                                              12/01/04      05/31/05        RATIO        PERIOD*
                                                             ----------    ----------    ----------     ---------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,024.40       0.05%         $ 0.25
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.75       0.05%         $ 0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,020.70       0.18%         $ 0.91
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.10       0.18%         $ 0.91

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,049.70       0.14%         $ 0.72
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30       0.14%         $ 0.71

                                                              BEGINNING      ENDING                      EXPENSES
                                                               ACCOUNT       ACCOUNT      ANNUALIZED       PAID
                                                                VALUE         VALUE        EXPENSE        DURING
                                                              12/01/04      05/31/05        RATIO         PERIOD*
                                                             ----------    ----------    ----------      ---------
THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,011.90        0.14%         $ 0.70
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30        0.14%         $ 0.71

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $   996.40        0.24%         $ 1.19
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.80        0.24%         $ 1.21

THE U.S. SMALL CAP SERIES
Actual Fund Return                                           $ 1,000.00    $   985.70        0.07%         $ 0.35
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.65        0.07%         $ 0.35

THE U.S. MICRO CAP SERIES
Actual Fund Return                                           $ 1,000.00    $   974.90        0.14%         $ 0.69
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.30        0.14%         $ 0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,023.10        0.27%         $ 1.36
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.65        0.27%         $ 1.36

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,089.40        0.23%         $ 1.20
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.85        0.23%         $ 1.16

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $   982.80        0.28%         $ 1.38
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.60        0.28%         $ 1.41

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,025.70        0.23%         $ 1.16
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.85        0.23%         $ 1.16

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,078.10        0.24%         $ 1.24
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.80        0.24%         $ 1.21

THE EMERGING MARKETS SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,080.90        0.28%         $ 1.45
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,023.60        0.28%         $ 1.41

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,053.80        0.49%         $ 2.51
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,022.56        0.49%         $ 2.47

THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,011.50        0.09%         $ 0.45
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.55        0.09%         $ 0.45

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                                           $ 1,000.00    $ 1,009.50        0.11%         $ 0.55
Hypothetical 5% Annual Return                                $ 1,000.00    $ 1,024.45        0.11%         $ 0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY
                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE COMPANY SERIES

Financials                                                                   19.5%
Information Technology                                                       15.5
Health Care                                                                  13.4
Industrials                                                                  11.5
Consumer Discretionary                                                       11.4
Consumer Staples                                                             10.4
Energy                                                                        8.3
Utilities                                                                     3.3
Telecommunication Services                                                    3.1
Materials                                                                     3.0
REITS                                                                         0.6
                                                                            -----
                                                                            100.0%
                                                                            =====

THE ENHANCED U.S. LARGE COMPANY SERIES

Government                                                                   35.2%
Foreign Government                                                           26.3
Foreign Corporate                                                            17.0
Supranational                                                                13.4
Corporate                                                                     8.1
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                       29.4%
Financials                                                                   27.4
Energy                                                                        9.0
Industrials                                                                   8.7
Information Technology                                                        6.1
Health Care                                                                   5.6
Materials                                                                     5.4
Consumer Staples                                                              4.3
Telecommunication Services                                                    3.7
Utilities                                                                     0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL XM VALUE SERIES

Consumer Discretionary                                                       22.5%
Financials                                                                   17.9
Industrials                                                                  17.5
Information Technology                                                       15.8
Energy                                                                        9.2
Materials                                                                     8.8
Consumer Staples                                                              3.8
Health Care                                                                   2.4
Utilities                                                                     1.1
Telecommunication Services                                                    0.8
Other                                                                         0.2
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL CAP VALUE SERIES

Consumer Discretionary                                                       24.1%
Industrials                                                                  20.7
Financials                                                                   13.2
Information Technology                                                       11.9
Materials                                                                     9.8
Energy                                                                        8.5
Health Care                                                                   5.0
Consumer Staples                                                              4.8
Telecommunication Services                                                    1.0
Other                                                                         0.6
Utilities                                                                     0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. SMALL CAP SERIES

Information Technology                                                       20.8%
Consumer Discretionary                                                       17.8
Industrials                                                                  15.5
Health Care                                                                  14.7
Financials                                                                   12.7
Energy                                                                        5.6
Materials                                                                     5.2
Consumer Staples                                                              3.7
Utilities                                                                     2.6
Telecommunication Services                                                    1.2
Other                                                                         0.2
                                                                            -----
                                                                            100.0%
                                                                            =====

THE U.S. MICRO CAP SERIES

Information Technology                                                       21.5%
Consumer Discretionary                                                       17.9
Health Care                                                                  16.6
Industrials                                                                  16.2
Financials                                                                   12.2
Energy                                                                        4.7
Consumer Staples                                                              3.9
Materials                                                                     3.7
Utilities                                                                     1.5
Telecommunication Services                                                    1.1
Other                                                                         0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                   36.4%
Consumer Discretionary                                                       17.8
Materials                                                                    12.6
Industrials                                                                  11.4
Telecommunication Services                                                    6.9
Consumer Staples                                                              4.4
Utilities                                                                     3.5
Energy                                                                        2.9
Information Technology                                                        2.2
Health Care                                                                   1.2
Other                                                                         0.4
REITS                                                                         0.3
                                                                            -----
                                                                            100.0%
                                                                            =====

THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                  27.6%
Consumer Discretionary                                                       24.2
Information Technology                                                       11.4
Materials                                                                    11.0
Consumer Staples                                                             10.3
Financials                                                                   10.1
Health Care                                                                   3.4
Energy                                                                        1.3
Utilities                                                                     0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                  20.9%
Consumer Discretionary                                                       20.1
Financials                                                                   15.0
Materials                                                                    14.8
Information Technology                                                        7.5
Health Care                                                                   7.4
Consumer Staples                                                              5.2
Energy                                                                        4.6
Utilities                                                                     2.2
Telecommunication Services                                                    1.5
REITS                                                                         0.4
Other                                                                         0.4
                                                                            -----
                                                                            100.0%
                                                                            =====

THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                  29.5%
Consumer Discretionary                                                       23.4
Financials                                                                   14.3
Information Technology                                                       10.2
Consumer Staples                                                              6.4
Energy                                                                        4.9
Materials                                                                     4.4
Health Care                                                                   4.2
Telecommunication Services                                                    1.3
Other                                                                         0.7
Utilities                                                                     0.7
                                                                            -----
                                                                            100.0%
                                                                            =====

THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                  25.1%
Financials                                                                   17.0
Consumer Discretionary                                                       16.9
Information Technology                                                       10.3
Materials                                                                     8.6
Consumer Staples                                                              7.0
Health Care                                                                   7.0
Energy                                                                        3.7
Utilities                                                                     2.1
Telecommunication Services                                                    1.1
Other                                                                         0.7
REITS                                                                         0.5
                                                                            -----
                                                                            100.0%
                                                                            =====

THE EMERGING MARKETS SERIES

Financials                                                                   23.9%
Telecommunication Services                                                   16.8
Materials                                                                    16.3
Consumer Staples                                                             10.0
Information Technology                                                        9.0
Industrials                                                                   7.4
Consumer Discretionary                                                        6.8
Utilities                                                                     4.4
Energy                                                                        3.2
Health Care                                                                   2.1
Other                                                                         0.1
                                                                            -----
                                                                            100.0%
                                                                            =====

THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                       17.1%
Materials                                                                    15.7
Industrials                                                                  14.5
Financials                                                                   14.0
Consumer Staples                                                             11.9
Information Technology                                                       10.6
Other                                                                         6.0
Health Care                                                                   3.2
Telecommunication Services                                                    2.9
Utilities                                                                     2.6
Energy                                                                        1.5
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA ONE-YEAR FIXED INCOME SERIES

Government                                                                   30.7%
Foreign Government                                                           30.5
Foreign Corporate                                                            14.3
Supranational                                                                13.7
Corporate                                                                    10.8
                                                                            -----
                                                                            100.0%
                                                                            =====

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                   34.8%
Foreign Government                                                           27.4
Supranational                                                                15.3
Foreign Corporate                                                            14.6
Corporate                                                                     7.9
                                                                            -----
                                                                            100.0%
                                                                            =====

                          THE U.S. LARGE COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
  American Express Co.                                                           407,600   $    21,949,260               0.6%
  American International Group, Inc.                                             905,100        50,278,305               1.3%
  Bank of America Corp.                                                        1,408,600        65,246,352               1.7%
  Citigroup, Inc.                                                              1,815,800        85,542,338               2.2%
  Federal National Mortgage Association                                          336,400        19,928,336               0.5%
  JPMorgan Chase & Co.                                                         1,235,000        44,151,250               1.1%
  Merrill Lynch & Co., Inc.                                                      323,500        17,553,110               0.5%
  Morgan Stanley                                                                 386,600        18,927,936               0.5%
  U.S. Bancorp                                                                   644,100        18,891,453               0.5%
  Wachovia Corp.                                                                 550,900        27,958,175               0.7%
  Wells Fargo & Co.                                                              589,300        35,599,613               0.9%
  Other Securities                                                                             334,620,844               8.6%
                                                                                           ---------------   ---------------
Total Financials
  (Cost $518,161,659)                                                                          740,646,972              19.1%
                                                                                           ---------------   ---------------
Information Technology -- (14.3%)
* Cisco Sytems, Inc.                                                           2,246,300        43,533,294               1.1%
* Dell, Inc.                                                                     854,600        34,089,994               0.9%
  Hewlett-Packard Co.                                                          1,006,200        22,649,562               0.6%
  Intel Corp.                                                                  2,163,800        58,271,134               1.5%
  International Business Machines Corp.                                          567,300        42,859,515               1.1%
  Microsoft Corp.                                                              3,516,200        90,717,960               2.3%
* Oracle Corp.                                                                 1,561,500        20,018,430               0.5%
  Qualcomm, Inc.                                                                 571,900        21,308,994               0.6%
  Other Securities                                                                             253,735,876               6.5%
                                                                                           ---------------   ---------------
Total Information Technology
  (Cost $560,187,362)                                                                          587,184,759              15.1%
                                                                                           ---------------   ---------------
Health Care -- (12.4%)
  Abbott Laboratories                                                            541,700        26,131,608               0.7%
* Amgen, Inc.                                                                    435,400        27,247,332               0.7%
  Eli Lilly & Co.                                                                393,700        22,952,710               0.6%
  Johnson & Johnson                                                            1,033,300        69,334,430               1.8%
  Medtronic, Inc.                                                                420,300        22,591,125               0.6%
  Merck & Co., Inc.                                                              767,300        24,891,212               0.6%
  Pfizer, Inc.                                                                 2,592,500        72,330,750               1.9%
  UnitedHealth Group, Inc.                                                       445,800        21,656,964               0.6%
  Wyeth                                                                          464,300        20,136,691               0.5%
  Other Securities                                                                             202,418,413               5.1%
                                                                                           ---------------   ---------------
Total Health Care
  (Cost $377,818,748)                                                                          509,691,235              13.1%
                                                                                           ---------------   ---------------
Industrials -- (10.7%)
  3M Co.                                                                         268,400        20,572,860               0.5%
# Boeing Co.                                                                     289,300        18,486,270               0.5%
  General Electric Co.                                                         3,683,200       134,363,136               3.5%
  Tyco International, Ltd.                                                       699,600        20,239,428               0.5%
  United Parcel Service, Inc.                                                    389,000        28,649,850               0.7%
  United Technologies Corp.                                                      178,000        18,992,600               0.5%
  Other Securities                                                                             195,480,723               5.1%
                                                                                           ---------------   ---------------
Total Industrials
  (Cost $311,260,626)                                                                          436,784,867              11.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------

Consumer Discretionary -- (10.5%)
* Comcast Corp. Class A                                                          768,700   $    24,752,140               0.6%
  Disney (Walt) Co.                                                              711,400        19,520,816               0.5%
  Home Depot, Inc.                                                               763,000        30,024,050               0.8%
* Time Warner, Inc.                                                            1,597,100        27,789,540               0.7%
  Viacom, Inc. Class B                                                           592,500        20,316,825               0.5%
  Other Securities                                                                             308,007,270               8.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
  (Cost $353,509,371)                                                                          430,410,641              11.1%
                                                                                           ---------------   ---------------
Consumer Staples -- (9.6%)
# Altria Group, Inc.                                                             718,900        48,266,946               1.2%
  Coca-Cola Co.                                                                  787,200        35,132,736               0.9%
  Gillette Co.                                                                   344,500        18,168,930               0.5%
  PepsiCo, Inc.                                                                  583,200        32,834,160               0.9%
  Procter & Gamble Co.                                                           876,500        48,338,975               1.3%
  Wal-Mart Stores, Inc.                                                        1,177,200        55,599,156               1.4%
  Other Securities                                                                             154,242,881               3.9%
                                                                                           ---------------   ---------------
Total Consumer Staples
  (Cost $263,498,630)                                                                          392,583,784              10.1%
                                                                                           ---------------   ---------------
Energy -- (7.7%)
  ChevronTexaco Corp.                                                            731,200        39,323,936               1.0%
  ConocoPhillips                                                                 241,700        26,064,928               0.7%
  Exxon Mobil Corp.                                                            2,218,900       124,702,180               3.2%
  Other Securities                                                                             125,745,936               3.3%
                                                                                           ---------------   ---------------
Total Energy
  (Cost $190,448,944)                                                                          315,836,980               8.2%
                                                                                           ---------------   ---------------
Utilities -- (3.0%)
Total Utilities
  (Cost $94,737,953)                                                                           123,979,797               3.2%
                                                                                           ---------------   ---------------
Telecommunication Services -- (2.9%)
  SBC Communications, Inc.                                                     1,147,900        26,837,902               0.7%
  Verizon Communications, Inc.                                                   962,600        34,056,788               0.9%
  Other Securities                                                                              58,244,390               1.5%
                                                                                           ---------------   ---------------
Total Telecommunication Services
  (Cost $138,008,205)                                                                          119,139,080               3.1%
                                                                                           ---------------   ---------------
Materials -- (2.7%)
Total Materials
  (Cost $84,499,322)                                                                           112,374,588               2.9%
                                                                                           ---------------   ---------------
Real Estate Investment Trusts -- (0.5%)
Total Real Estate Investment Trusts
  (Cost $18,025,834)                                                                            22,006,390               0.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $2,910,156,654)                                                                      3,790,639,093              97.8%
                                                                                           ---------------   ---------------

                                                                             FACE                              PERCENTAGE
                                                                            AMOUNT                  VALUE+   OF NET ASSETS**
                                                                            ------                  ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS  -- (7.6%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from
    7.50% to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at $239,637,495) to be repurchased at $234,956,078
    (Cost $234,937,022)                                                  $       234,937   $   234,937,022               6.0%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)           76,443        76,443,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $311,380,022)                                                                          311,380,022               8.0%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,221,536,676)                                                                    $ 4,102,019,115             105.8%
                                                                                           ===============   ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT            VALUE+
                                                               -------------     -------------
                                                                  (000)
UNITED STATES -- (69.6%)
COMMERCIAL PAPER -- (30.9%)
Barton Capital Corp.
  3.020%, 06/09/05                                             $       5,000     $   4,996,633
  3.050%, 07/07/05                                                     2,000         1,993,846
Canadian Wheat Board
  2.790%, 06/10/05                                                     6,000         5,995,515
Ciesco L.P.
  2.940%, 06/08/05                                                     7,000         6,995,876
Compass Securitization LLC
  3.020%, 06/20/05                                                     1,100         1,098,236
Dexia Delaware LLC
  2.870%, 06/08/05                                                     2,000         1,998,837
DuPont (E.I.) de Nemours & Co., Inc.
  2.920%, 06/13/05                                                     6,800         6,793,223
Govco, Inc.
  3.130%, 07/25/05                                                     2,500         2,488,184
KFW International Finance, Inc.
  3.040%, 06/01/05                                                     4,200         4,200,000
Nestle Capital Corp.
  2.860%, 06/03/05                                                     1,000           999,834
  2.880%, 06/03/05                                                     5,500         5,499,086
Network Rail Finance P.L.C.
  3.010%, 06/30/05                                                     4,000         3,990,269
  3.080%, 07/13/05                                                     3,035         3,024,126
  3.100%, 07/20/05                                                       500           497,894
  3.110%, 07/29/05                                                       400           397,985
Paccar Financial Corp.
  2.800%, 06/02/05                                                     3,000         2,999,751
  2.910%, 06/03/05                                                     4,300         4,299,285
Shell Finance UK
  3.040%, 07/18/05                                                     4,000         3,983,879
Siemens Capital Corp.
  2.910%, 06/03/05                                                     4,300         4,299,285
Total Capital SA
  3.110%, 06/01/05                                                     7,000         7,000,000
UBS Finance Delaware, Inc.
  2.870%, 06/01/05                                                     1,000         1,000,000
  3.010%, 06/17/05                                                     6,000         5,992,021
Wal-Mart Stores, Inc.
  2.890%, 06/07/05                                                     1,000           999,502
  3.050%, 07/12/05                                                     1,000           996,507
Windmill Funding Corp.
  3.020%, 06/08/05                                                     1,000           999,409
                                                                                 -------------
TOTAL COMMERCIAL PAPER
 (Cost $83,540,306)                                                                 83,539,183
                                                                                 -------------
AGENCY OBLIGATIONS -- (26.1%)
Federal Farm Credit Bank
  2.600%, 09/07/06                                                     3,800         3,748,012
Federal Home Loan Bank
  2.625%, 10/16/06                                                    11,000        10,843,701
  3.375%, 02/23/07                                                     9,800         9,743,768
Federal Home Loan Mortgage
  Corporation
  3.070%, 08/01/05                                             $      15,000     $  14,921,715
  2.750%, 08/15/06                                                     1,000           988,976
  2.750%, 10/15/06                                                     7,300         7,207,151
Federal National Mortgage Association
  4.375%, 10/15/06                                                     6,000         6,053,484
  2.625%, 11/15/06                                                     3,000         2,954,115
  2.375%, 02/15/07                                                    14,200        13,878,100
                                                                                 -------------
TOTAL AGENCY OBLIGATIONS
 (Cost $70,619,619)                                                                 70,339,022
                                                                                 -------------
BONDS -- (12.6%)
Citigroup, Inc.
  5.750%, 05/10/06                                                       895           910,412
  5.500%, 08/09/06                                                     2,600         2,644,317
General Electric Capital Corp.
  2.970%, 07/26/06                                                     5,000         4,951,365
KFW International Finance, Inc.
  5.250%, 06/28/06                                                     3,000         3,043,128
Landesbank Baden-Wuerttemberg
  4.150%, 03/30/07                                                     6,500         6,519,591
Toyota Motor Credit Corp.
  2.900%, 07/14/06                                                     5,000         4,936,785
Wal-Mart Stores, Inc.
  5.450%, 08/01/06                                                     5,000         5,086,920
Wells Fargo & Co.
  5.900%, 05/21/06                                                     5,800         5,907,439
                                                                                 -------------
TOTAL BONDS
 (Cost $34,289,938)                                                                 33,999,957
                                                                                 -------------
TOTAL -- UNITED STATES
 (Cost $188,449,863)                                                               187,878,162
                                                                                 -------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (10.2%)
BONDS -- (10.2%)
Asian Development Bank
  4.875%, 02/05/07                                                     7,000         7,148,960
European Investment Bank
  3.000%, 08/15/06                                                     2,300         2,286,128
  4.875%, 09/06/06                                                     3,000         3,045,006
Inter-American Development Bank
  6.625%, 03/07/07                                                     2,400         2,520,977
International Finance Corp.
  5.250%, 05/02/06                                                     6,502         6,572,541
World Bank (International Bank for
 Reconstruction & Development)
 Corporate Bonds
  4.375%, 09/28/06                                                     6,000         6,060,714
                                                                                 -------------
TOTAL -- SUPRANATIONAL
 ORGANIZATION OBLIGATIONS
 (Cost $27,727,978)                                                                 27,634,326
                                                                                 -------------

                                                                   FACE
                                                                  AMOUNT            VALUE
                                                               -------------     -------------
                                                                  (000)
GERMANY -- (4.6%)
BONDS -- (4.6%)
Landeskreditbank Baden-
 Wuerttemberg-Foerderbank
  4.875%, 01/30/07                                             $       5,000     $   5,081,930
Landwirtschaft Rentenbank
  4.500%, 10/23/06                                                     6,300         6,361,356
  4.875%, 03/12/07                                                     1,000         1,017,023
                                                                                 -------------
TOTAL -- GERMANY
  (Cost $12,520,850)                                                                12,460,309
                                                                                 -------------
AUSTRIA -- (2.7%)
BONDS -- (2.7%)
Oesterreichische Kontrollbank AG
  5.125%, 03/20/07
  (Cost $7,144,627)                                                    7,000         7,172,494
                                                                                 -------------
SWEDEN -- (2.6%)
BONDS -- (2.6%)
Swedish Export Credit Corp.
  2.875%, 01/26/07
  (Cost $7,034,620)                                                    7,100         6,988,105
                                                                                 -------------
SPAIN -- (2.6%)
BONDS -- (2.6%)
Institut de Credito Oficial
  4.625%, 11/29/06
  (Cost $6,935,874)                                                    6,800         6,871,291
                                                                                 -------------
DENMARK -- (2.5%)
BONDS -- (2.5%)
Denmark (Kingdom of)
  5.125%, 12/28/06
  (Cost $6,873,667)                                                    6,700         6,845,042
                                                                                 -------------
NORWAY -- (1.9%)
BONDS -- (1.9%)
Eksportfinans ASA
  5.750%, 06/06/06
  (Cost $5,155,389)                                            $       5,000     $   5,099,920
                                                                                 -------------
UNITED KINGDOM -- (1.6%)
BONDS -- (1.6%)
BP Capital Markets P.L.C.
  2.750%, 12/29/06
  (Cost $4,410,989)                                                    4,500         4,428,958
                                                                                 -------------
NETHERLANDS -- (1.2%)
BONDS -- (1.2%)
Bank Nederlandse Gemeenten
  4.500%, 12/14/06
  (Cost $3,348,603)                                                    3,300         3,334,426
                                                                                 -------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $1,253,000
   FHLMC Notes 4.00%, 09/22/09,
   valued at $1,254,566) to be
   repurchased at $1,236,099
   (Cost $1,236,000)                                                   1,236         1,236,000
                                                                                 -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $270,838,460)                                                            $ 269,949,033
                                                                                 =============

----------
+   See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (97.6%)
Consumer Discretionary -- (21.9%)
  American Greetings Corp. Class A                                                51,300   $     1,332,774                0.7%
* Barnes & Noble, Inc.                                                            34,500         1,305,825                0.7%
  Beazer Homes USA, Inc.                                                          25,000         1,336,500                0.7%
* Big Lots, Inc.                                                                  95,400         1,207,764                0.6%
  Borders Group, Inc.                                                             54,200         1,370,718                0.7%
  Burlington Coat Factory Warehouse Corp.                                         29,200           967,980                0.5%
  Cooper Tire & Rubber Co.                                                        55,000         1,047,200                0.6%
  Dillards, Inc. Class A                                                          58,914         1,409,223                0.7%
* Gaylord Entertainment Co.                                                       27,650         1,162,129                0.6%
  Saks, Inc.                                                                      99,900         1,712,286                0.9%
  Service Corp. International                                                    236,400         1,791,912                0.9%
  United Auto Group, Inc.                                                         32,300           994,840                0.5%
  Other Securities                                                                              26,864,052               14.1%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
  (Cost $43,255,519)                                                                            42,503,203               22.2%
                                                                                           ---------------    ---------------
Financials -- (17.5%)
* Allmerica Financial Corp.                                                       33,600         1,173,312                0.6%
  American Financial Group, Inc.                                                  56,800         1,841,456                1.0%
  American National Insurance Co.                                                 10,400         1,200,160                0.6%
  AmerUs Group Co.                                                                31,200         1,484,808                0.8%
  Downey Financial Corp.                                                          14,300         1,072,786                0.6%
  MAF Bancorp, Inc.                                                               22,840           972,070                0.5%
# Odyssey Re Holdings Corp.                                                       45,200         1,089,772                0.6%
  Ohio Casualty Corp.                                                             42,700         1,020,530                0.5%
  StanCorp Financial Group, Inc.                                                  21,800         1,631,730                0.8%
  Wesco Financial Corp.                                                            2,775           994,227                0.5%
  Other Securities                                                                              21,381,395               11.2%
                                                                                           ---------------    ---------------
Total Financials
  (Cost $30,657,812)                                                                            33,862,246               17.7%
                                                                                           ---------------    ---------------
Industrials -- (17.0%)
  Alexander & Baldwin, Inc.                                                       29,156         1,295,984                0.7%
* Flowserve Corp.                                                                 38,700         1,140,489                0.6%
  GATX Corp.                                                                      38,600         1,288,082                0.7%
  Hughes Supply, Inc.                                                             43,000         1,118,000                0.6%
  IKON Office Solutions, Inc.                                                    112,100         1,086,249                0.6%
  Timken Co.                                                                      62,600         1,471,100                0.8%
  Trinity Industries, Inc.                                                        35,600         1,034,536                0.5%
* United Rentals, Inc.                                                            58,000         1,164,640                0.6%
* URS Corp.                                                                       30,100         1,018,283                0.5%
  Other Securities                                                                              22,432,653               11.7%
                                                                                           ---------------    ---------------
Total Industrials
  (Cost $31,972,783)                                                                            33,050,016               17.3%
                                                                                           ---------------    ---------------
Information Technology -- (15.6%)
* Avnet, Inc.                                                                     91,400         1,912,088                1.0%
  AVX Corp.                                                                      136,100         1,616,868                0.8%
* Compuware Corp.                                                                170,436         1,167,487                0.6%
* LSI Logic Corp.                                                                215,500         1,586,080                0.8%
* Tech Data Corp.                                                                 40,700         1,461,130                0.8%
* Vishay Intertechnology, Inc.                                                   106,000         1,367,400                0.7%
  Other Securities                                                                              21,219,687               11.1%
                                                                                           ---------------    ---------------
Total Information Technology
  (Cost $34,563,326)                                                                            30,330,740               15.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Energy -- (9.0%)
* Forest Oil Corp.                                                                42,400   $     1,685,824                0.9%
  Helmerich & Payne, Inc.                                                         31,600         1,310,452                0.7%
  Overseas Shipholding Group, Inc.                                                30,000         1,833,000                1.0%
  Tesoro Petroleum Corp.                                                          45,900         2,001,240                1.0%
  Tidewater, Inc.                                                                 40,600         1,404,760                0.7%
  Other Securities                                                                               9,127,270                4.8%
                                                                                           ---------------    ---------------
Total Energy
  (Cost $11,446,610)                                                                            17,362,546                9.1%
                                                                                           ---------------    ---------------
Materials -- (8.6%)
  Bowater, Inc.                                                                   38,100         1,196,340                0.6%
  Lubrizol Corp.                                                                  36,100         1,421,257                0.7%
  Reliance Steel & Aluminum Co.                                                   25,600           985,344                0.5%
  Valhi, Inc.                                                                     60,100         1,114,254                0.6%
  Other Securities                                                                              11,944,280                6.3%
                                                                                           ---------------    ---------------
Total Materials
  (Cost $16,769,849)                                                                            16,661,475                8.7%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.8%)
  Corn Products International, Inc.                                               50,480         1,115,103                0.6%
  Longs Drug Stores Corp.                                                         29,700         1,218,888                0.6%
  Other Securities                                                                               4,956,373                2.6%
                                                                                           ---------------    ---------------
Total Consumer Staples
  (Cost $5,967,322)                                                                              7,290,364                3.8%
                                                                                           ---------------    ---------------
Health Care -- (2.3%)
* Kindred Healthcare, Inc.                                                        25,500           983,790                0.5%
  Other Securities                                                                               3,500,302                1.8%
                                                                                           ---------------    ---------------
Total Health Care
  (Cost $3,875,992)                                                                              4,484,092                2.3%
                                                                                           ---------------    ---------------
Utilities -- (1.1%)
* CMS Energy Corp.                                                                72,075           953,552                0.5%
  Other Securities                                                                               1,160,070                0.6%
                                                                                           ---------------    ---------------
Total Utilities
  (Cost $1,649,495)                                                                              2,113,622                1.1%
                                                                                           ---------------    ---------------
Telecommunication Services -- (0.8%)
Total Telecommunication Services
  (Cost $2,150,842)                                                                              1,486,562                0.8%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
  (Cost $556,170)                                                                                      194                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $182,865,720)                                                                          189,145,060               98.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.1%)
Other -- (0.1%)
TOTAL RIGHTS/WARRANTS
  (Cost $1,269,873)                                                                                266,274                0.2%
                                                                                           ---------------    ---------------

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                 VALUE+    OF NET ASSETS**
                                                                             ------                 ------    ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
    (Collateralized by $1,805,000 U.S. TIPS 3.375%, 01/15/07, valued
    at $2,319,115) to be repurchased at $2,271,684 (Cost $2,271,498)     $         2,271   $     2,271,498                1.2%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,203,000 FHLMC Notes 4.00%, 09/22/09, valued
    at $2,205,754) to be repurchased at $2,173,174 (Cost $2,173,000)               2,173         2,173,000                1.1%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $4,444,498)                                                                              4,444,498                2.3%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,580,091)                                                                      $   193,855,832              101.3%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (23.0%)
   American Greetings Corp. Class A                                            1,194,800   $    31,040,904                0.5%
   Burlington Coat Factory Warehouse Corp.                                     1,487,301        49,304,028                0.8%
 * Charming Shoppes, Inc.                                                      3,535,465        31,925,249                0.5%
 * Gaylord Entertainment Co.                                                   1,261,985        53,041,230                0.8%
   Landry's Restaurants, Inc.                                                    924,835        27,717,305                0.4%
 * Payless ShoeSource, Inc.                                                    1,874,500        31,547,835                0.5%
   United Auto Group, Inc.                                                     1,532,900        47,213,320                0.7%
   Other Securities                                                                          1,290,590,058               19.5%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,391,142,561)                                                                     1,562,379,929               23.7%
                                                                                           ---------------    ---------------
Industrials -- (19.7%)
 * Alaska Air Group, Inc.                                                      1,004,900        29,664,648                0.5%
   Alexander & Baldwin, Inc.                                                     659,654        29,321,620                0.5%
   Applied Industrial Technologies, Inc.                                         997,000        30,348,680                0.5%
*# Continental Airlines, Inc.                                                  2,267,500        31,427,550                0.5%
 * Dollar Thrifty Automotive Group, Inc.                                         854,400        30,749,856                0.5%
 * Esterline Technologies Corp.                                                  731,493        28,455,078                0.4%
 * Flowserve Corp.                                                             1,864,640        54,950,941                0.8%
   GATX Corp.                                                                  1,577,900        52,654,523                0.8%
*# Kansas City Southern                                                        2,225,700        44,491,743                0.7%
   Mueller Industries, Inc.                                                    1,134,866        30,641,382                0.5%
 * Quanta Services, Inc.                                                       3,830,850        34,592,576                0.5%
 * Shaw Group, Inc.                                                            2,106,898        42,453,995                0.7%
   Trinity Industries, Inc.                                                    1,482,100        43,069,826                0.7%
 * United Rentals, Inc.                                                        1,831,600        36,778,528                0.6%
 * URS Corp.                                                                   1,438,667        48,670,105                0.7%
   Other Securities                                                                            767,304,084               11.4%
                                                                                           ---------------    ---------------
Total Industrials
   (Cost $1,070,818,270)                                                                     1,335,575,135               20.3%
                                                                                           ---------------    ---------------
Financials -- (12.6%)
   Commercial Federal Corp.                                                    1,330,398        33,273,254                0.5%
   Delphi Financial Group, Inc. Class A                                          881,563        37,378,271                0.6%
   LandAmerica Financial Group, Inc.                                             611,212        34,350,114                0.5%
   Ohio Casualty Corp.                                                         1,932,614        46,189,475                0.7%
   Selective Insurance Group, Inc.                                               913,294        43,956,840                0.7%
 # The Phoenix Companies, Inc.                                                 2,736,000        31,464,000                0.5%
   UMB Financial Corp.                                                           636,690        35,463,633                0.5%
   Other Securities                                                                            588,909,294                8.9%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $658,967,144)                                                                         850,984,881               12.9%
                                                                                           ---------------    ---------------
Information Technology -- (11.6%)
 * Coherent, Inc.                                                              1,024,276        33,626,981                0.5%
 * MPS Group, Inc.                                                             3,484,300        32,682,734                0.5%
   Other Securities                                                                            719,631,849               10.9%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $843,140,581)                                                                         785,941,564               11.9%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Materials -- (9.4%)
   Carpenter Technology Corp.                                                    716,562   $    38,694,348                0.6%
   Commercial Metals Co.                                                       1,177,532        30,804,237                0.5%
   Longview Fibre Co.                                                          1,691,340        33,776,060                0.5%
   Quanex Corp.                                                                  543,803        28,217,938                0.4%
   Reliance Steel & Aluminum Co.                                                 903,098        34,760,242                0.5%
   Texas Industries, Inc.                                                        727,557        33,482,173                0.5%
   Other Securities                                                                            436,600,415                6.7%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $518,160,422)                                                                         636,335,413                9.7%
                                                                                           ---------------    ---------------
Energy -- (8.1%)
 * Hanover Compressor Co.                                                      2,951,815        30,787,430                0.5%
 * Houston Exploration Co.                                                       686,942        35,013,434                0.5%
 * Magnum Hunter Resources, Inc.                                               2,790,568        43,142,181                0.7%
 * SEACOR Holdings, Inc.                                                         623,566        36,204,242                0.5%
 * Spinnaker Exploration Co.                                                   1,129,266        34,634,588                0.5%
 * Swift Energy Corp.                                                            925,005        31,588,921                0.5%
   Tesoro Petroleum Corp.                                                      1,157,200        50,453,920                0.8%
 * Universal Compression Holdings, Inc.                                        1,045,984        35,772,653                0.5%
   USEC, Inc.                                                                  2,797,802        38,189,997                0.6%
   Other Securities                                                                            214,692,972                3.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $328,604,264)                                                                         550,480,338                8.3%
                                                                                           ---------------    ---------------
Health Care -- (4.8%)
 * Kindred Healthcare, Inc.                                                    1,144,681        44,161,793                0.7%
*# Sunrise Senior Living, Inc.                                                   670,200        34,950,930                0.5%
   Other Securities                                                                            242,719,404                3.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $275,812,488)                                                                         321,832,127                4.9%
                                                                                           ---------------    ---------------
Consumer Staples -- (4.6%)
   Longs Drug Stores Corp.                                                     1,268,200        52,046,928                0.8%
   Seaboard Corp.                                                                 23,576        31,709,720                0.5%
   Other Securities                                                                            228,749,438                3.4%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $216,413,498)                                                                         312,506,086                4.7%
                                                                                           ---------------    ---------------
Telecommunication Services -- (0.9%)
Total Telecommunication Services
   (Cost $69,878,679)                                                                           64,103,150                1.0%
                                                                                           ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $17,089,320)                                                                           27,930,288                0.4%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $4,824,168)                                                                                62,566                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $5,394,851,395)                                                                     6,448,131,477               97.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $9,788,772)                                                                       $     1,776,278                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                           332                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $9,788,772)                                                                             1,776,610                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $545,515,000 U.S. STRIPS 6.125%, 11/15/27,
      valued at $196,008,995) to be repurchased at $192,180,081 (Cost
      $192,164,494)                                                      $       192,164       192,164,494                2.9%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $142,182,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $142,359,728) to be repurchased at $140,266,259
      (Cost $140,255,000)                                                        140,255       140,255,000                2.1%
                                                                                           ---------------    ---------------
                                                                                               332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $332,419,494)                                                                         332,419,494                5.0%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,737,059,661)                                                                   $ 6,782,327,581              102.8%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (94.8%)
Information Technology -- (19.9%)
 * Anixter International, Inc.                                                   101,100   $     3,822,591                0.2%
 * Anteon International Corp.                                                     97,700         4,317,363                0.2%
 * Ask Jeeves, Inc.                                                              129,700         3,944,177                0.2%
 * CNET Networks, Inc.                                                           373,500         3,876,930                0.2%
 * Cypress Semiconductor Corp.                                                   307,400         3,974,682                0.2%
 * Emulex Corp.                                                                  206,800         3,908,520                0.2%
   Factset Research Systems, Inc.                                                120,200         3,847,602                0.2%
 * Micros Systems, Inc.                                                           98,104         4,412,718                0.2%
 * Sybase, Inc.                                                                  190,100         3,878,040                0.2%
 * Titan Corp.                                                                   203,300         4,472,600                0.2%
 * Varian Semiconductor Equipment Associates, Inc.                                95,000         3,855,100                0.2%
   Other Securities                                                                            476,188,510               18.6%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $570,506,769)                                                                         520,498,833               20.8%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (16.9%)
   Ameristar Casinos, Inc.                                                        73,236         3,759,936                0.2%
   Burlington Coat Factory Warehouse Corp.                                       117,549         3,896,749                0.2%
 * CEC Entertainment, Inc.                                                        94,450         3,829,947                0.2%
 * DeVry, Inc.                                                                   188,500         3,873,675                0.2%
 * Electronics Boutique Holdings Corp.                                            63,130         3,744,240                0.2%
 * Guitar Center, Inc.                                                            65,900         3,755,641                0.2%
 * Jack in the Box, Inc.                                                          94,500         3,919,860                0.2%
 * Jarden Corp.                                                                   75,650         3,849,072                0.2%
   Movie Gallery, Inc.                                                           116,649         3,728,102                0.2%
 * The Mens Warehouse, Inc.                                                       94,000         4,828,780                0.2%
 * Tractor Supply Co.                                                             91,932         4,083,619                0.2%
   United Auto Group, Inc.                                                       120,800         3,720,640                0.2%
   Other Securities                                                                            394,468,217               15.2%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $378,480,696)                                                                         441,458,478               17.6%
                                                                                           ---------------    ---------------
Industrials -- (14.7%)
   Clarcor, Inc.                                                                 138,600         3,893,274                0.2%
 * Flowserve Corp.                                                               143,600         4,231,892                0.2%
   GATX Corp.                                                                    118,700         3,961,019                0.2%
   Mine Safety Appliances Co.                                                     94,500         4,329,045                0.2%
 * United Rentals, Inc.                                                          192,600         3,867,408                0.2%
 * URS Corp.                                                                     110,913         3,752,187                0.2%
   Walter Industries, Inc.                                                        93,900         3,981,360                0.2%
   York International Corp.                                                       93,900         3,868,680                0.2%
   Other Securities                                                                            353,697,746               13.8%
                                                                                           ---------------    ---------------
Total Industrials
  (Cost $320,610,525)                                                                          385,582,611               15.4%
                                                                                           ---------------    ---------------
Health Care -- (13.9%)
 * Advanced Medical Optics, Inc.                                                 156,212         6,031,376                0.3%
 * Immucor, Inc.                                                                 117,218         3,926,803                0.2%
 * Intuitive Surgical, Inc.                                                       81,623         4,040,339                0.2%
 * Kindred Healthcare, Inc.                                                       96,478         3,722,121                0.2%
   Mentor Corp.                                                                  104,600         4,279,186                0.2%
 * Nektar Therapeutics                                                           220,283         4,026,773                0.2%

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 * Pediatrix Medical Group, Inc.                                                  51,600   $     3,799,308                0.2%
 * Sierra Health Services, Inc.                                                   58,036         3,834,439                0.2%
 * Ventana Medical Systems, Inc.                                                  91,342         3,859,200                0.2%
   Other Securities                                                                            327,460,266               12.7%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $356,009,402)                                                                         364,979,811               14.6%
                                                                                           ---------------    ---------------
Financials -- (12.1%)
*# CompuCredit Corp.                                                             123,710         3,900,576                0.2%
   Corus Bankshares, Inc.                                                         75,044         3,851,258                0.2%
   Pacific Capital Bancorp                                                       118,247         3,996,749                0.2%
   Other Securities                                                                            303,778,883               12.0%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $256,684,688)                                                                         315,527,466               12.6%
                                                                                           ---------------    ---------------
Energy -- (5.3%)
   Range Resources Corp.                                                         164,500         3,799,950                0.2%
   St. Mary Land & Exploration Co.                                               175,600         4,569,112                0.2%
   Other Securities                                                                            130,683,550                5.2%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $94,571,902)                                                                          139,052,612                5.6%
                                                                                           ---------------    ---------------
Materials -- (5.0%)
   Crompton Corp.                                                                286,900         4,403,915                0.2%
   Great Lakes Chemical Corp.                                                    132,800         4,501,920                0.2%
   Potlatch Corp.                                                                 75,300         3,892,257                0.2%
   Other Securities                                                                            117,027,008                4.6%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $114,062,666)                                                                         129,825,100                5.2%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.5%)
   Longs Drug Stores Corp.                                                        98,000         4,021,920                0.2%
   Other Securities                                                                             88,446,755                3.5%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $73,256,010)                                                                           92,468,675                3.7%
                                                                                           ---------------    ---------------
Utilities -- (2.5%)
   ALLETE, Inc.                                                                   80,100         3,844,800                0.2%
   Other Securities                                                                             60,816,096                2.4%
                                                                                           ---------------    ---------------
Total Utilities
   (Cost $52,099,958)                                                                           64,660,896                2.6%
                                                                                           ---------------    ---------------
Telecommunication Services -- (1.0%)
Total Telecommunication Services
   (Cost $28,906,932)                                                                           26,544,876                1.1%
                                                                                           ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
   (Cost $181,384)                                                                                 277,652                0.0%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $1,548,194)                                                                                10,143                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $2,246,919,126)                                                                     2,480,887,153               99.2%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $970,937)                                                                         $       135,114                0.0%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                            18                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $970,937)                                                                                 135,132                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (5.2%)
 ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $189,895,000 U.S. STRIPS 9.875%, 11/15/15,
      valued at $122,070,194) to be repurchased at $119,685,348
      (Cost $119,675,641)                                                $       119,676       119,675,641                4.8%
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $17,915,000 FHLMC Notes 4.00%, 09/22/09,
      valued at $17,937,394) to be repurchased at $17,673,419
      (Cost $17,672,000)                                                          17,672        17,672,000                0.7%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $137,347,641)                                                                        137,347,641                5.5%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,385,237,704)                                                                  $ 2,618,369,926              104.7%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
COMMON STOCKS -- (94.0%)
Information Technology -- (20.4%)
 * aQuantive, Inc.                                                               420,385   $     6,469,725                0.2%
 * Arris Group, Inc.                                                             604,747         5,237,109                0.2%
 * Comtech Telecommunications Corp.                                              151,837         5,491,944                0.2%
 * Digital Insight Corp.                                                         249,640         5,427,174                0.2%
 * Itron, Inc.                                                                   154,100         6,335,051                0.2%
 * Komag, Inc.                                                                   191,540         5,525,929                0.2%
   Maximus, Inc.                                                                 144,800         4,965,192                0.2%
   MTS Systems Corp.                                                             188,648         6,019,758                0.2%
 * Photronics, Inc.                                                              226,608         5,218,782                0.2%
 * Power Intergrations, Inc.                                                     211,001         5,026,044                0.2%
   Quality Systems, Inc.                                                          99,200         5,964,896                0.2%
 * SafeNet, Inc.                                                                 164,151         5,157,624                0.2%
   Other Securities                                                                            649,593,861               19.1%
                                                                                           ---------------    ---------------
Total Information Technology
   (Cost $724,847,028)                                                                         716,433,089               21.5%
                                                                                           ---------------    ---------------
Consumer Discretionary -- (17.0%)
   Building Materials Holding Corp.                                               86,200         5,346,986                0.2%
   Courier Corp.                                                                 141,318         4,951,783                0.2%
 * Genesco, Inc.                                                                 153,900         5,271,075                0.2%
 * Guess, Inc.                                                                   305,000         5,136,200                0.2%
 * Hibbett Sporting Goods, Inc.                                                  162,012         5,689,861                0.2%
   M/I Homes, Inc.                                                               126,500         6,385,720                0.2%
 * Pantry, Inc.                                                                  140,533         5,437,222                0.2%
 * RC2 Corp.                                                                     138,561         4,993,738                0.2%
 * ShopKo Stores, Inc.                                                           255,600         6,060,276                0.2%
 * The Sports Authority, Inc.                                                    173,400         5,548,800                0.2%
   Other Securities                                                                            540,345,395               15.8%
                                                                                           ---------------    ---------------
Total Consumer Discretionary
   (Cost $453,443,829)                                                                         595,167,056               17.8%
                                                                                           ---------------    ---------------
Health Care -- (15.7%)
 * Advanced Neuromodulation Systems, Inc.                                        141,135         5,018,761                0.2%
 * Genesis HealthCare Corp.                                                      120,003         5,218,930                0.2%
 * Hologic, Inc.                                                                 191,700         7,056,477                0.2%
 * Intermagnetics General Corp.                                                  229,372         6,621,970                0.2%
 * Laserscope                                                                    147,809         5,089,064                0.2%
   LCA-Vision, Inc.                                                              139,849         6,178,529                0.2%
 * Thoratec Corp.                                                                331,539         4,953,193                0.2%
   Other Securities                                                                            510,668,104               15.1%
                                                                                           ---------------    ---------------
Total Health Care
   (Cost $520,751,981)                                                                         550,805,028               16.5%
                                                                                           ---------------    ---------------
Industrials -- (15.3%)
 * BE Aerospace, Inc.                                                            392,614         5,681,125                0.2%
 * Dollar Thrifty Automotive Group, Inc.                                         155,500         5,596,445                0.2%
 * Jacuzzi Brands, Inc.                                                          496,922         5,073,574                0.2%
 * Labor Ready, Inc.                                                             277,100         5,719,344                0.2%
   Middleby Corp.                                                                 97,100         5,359,920                0.2%
   Raven Industries, Inc.                                                        356,440         9,082,091                0.3%
   Other Securities                                                                            498,825,793               14.7%
                                                                                           ---------------    ---------------
Total Industrials
   (Cost $374,630,432)                                                                         535,338,292               16.0%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
Financials -- (11.4%)
   Independent Bank Corp. MI                                                     194,831   $     5,482,544                0.2%
 * Metris Companies, Inc.                                                        388,394         5,041,354                0.2%
   Sterling Bancorp                                                              299,170         6,327,445                0.2%
 * Trammell Crow Co.                                                             261,500         5,896,825                0.2%
   Other Securities                                                                            378,141,914               11.2%
                                                                                           ---------------    ---------------
Total Financials
   (Cost $273,895,890)                                                                         400,890,082               12.0%
                                                                                           ---------------    ---------------
Energy -- (4.4%)
 * Harvest Natural Resources, Inc.                                               487,800         5,287,752                0.2%
*# KFX, Inc.                                                                     407,000         5,360,190                0.2%
 * Remington Oil & Gas Corp.                                                     192,960         5,981,760                0.2%
   Resource America, Inc.                                                        168,780         5,735,144                0.2%
 * TETRA Technologies, Inc.                                                      193,200         5,332,320                0.2%
   Other Securities                                                                            127,935,122                3.7%
                                                                                           ---------------    ---------------
Total Energy
   (Cost $85,044,991)                                                                          155,632,288                4.7%
                                                                                           ---------------    ---------------
Consumer Staples -- (3.8%)
 * Chattem, Inc.                                                                 175,200         7,516,080                0.2%
*# Great Atlantic & Pacific Tea Co., Inc.                                        226,100         5,636,673                0.2%
   Sanderson Farms, Inc.                                                         141,709         5,370,771                0.2%
*# USANA Health Services, Inc.                                                   117,736         5,168,610                0.2%
   Other Securities                                                                            108,900,920                3.2%
                                                                                           ---------------    ---------------
Total Consumer Staples
   (Cost $84,029,995)                                                                          132,593,054                4.0%
                                                                                           ---------------    ---------------
Materials -- (3.5%)
 * Aleris International, Inc.                                                    251,078         5,980,678                0.2%
   Other Securities                                                                            116,872,398                3.5%
                                                                                           ---------------    ---------------
Total Materials
   (Cost $105,678,165)                                                                         122,853,076                3.7%
                                                                                           ---------------    ---------------
Utilities -- (1.5%)
   MGE Energy, Inc.                                                              138,895         5,000,220                0.2%
   Other Securities                                                                             45,819,443                1.3%
                                                                                           ---------------    ---------------
Total Utilities
   (Cost $37,494,218)                                                                           50,819,663                1.5%
                                                                                           ---------------    ---------------
Telecommunication Services -- (1.0%)
Total Telecommunication Services
   (Cost $36,209,648)                                                                           36,133,906                1.1%
                                                                                           ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $2,786,982)                                                                                72,006                0.0%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $2,698,813,159)                                                                     3,296,737,540               98.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $968,656)                                                                                  58,805                0.0%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                                    VALUE+    OF NET ASSETS**
                                                                                                    ------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                               $           175                0.0%
                                                                                           ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $968,656)                                                                                  58,980                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (6.0%)
 ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%,
      06/01/05 (Collateralized by $365,688,000 U.S. STRIPS, rates ranging from 6.125% to 9.875%, maturities ranging from
      11/15/15 to 11/15/27, valued at $157,248,973) to be
      repurchased at $154,177,711 (Cost $154,165,206)                    $       154,165       154,165,206                4.6%
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
      06/01/05 (Collateralized by $56,109,000 FHLMC Notes
      4.00%, 09/22/09, valued at $56,179,136) to be
      repurchased at $55,352,443 (Cost $55,348,000)                               55,348        55,348,000                1.7%
                                                                                           ---------------    ---------------

TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $209,513,206)                                                                        209,513,206                6.3%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,909,295,021)                                                                  $ 3,506,309,726              105.1%
                                                                                           ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
JAPAN -- (77.6%)
COMMON STOCKS -- (77.2%)
Industrials -- (21.7%)
   Aica Kogyo Co., Ltd.                                                          157,000   $     1,796,579               0.2%
   Amano Corp.                                                                   184,000         1,910,494               0.2%
   Daifuku Co., Ltd.                                                             249,000         2,076,609               0.3%
   Maeda Corp.                                                                   358,000         1,974,969               0.3%
   Miura Co., Ltd.                                                                92,900         1,857,598               0.2%
 # Mori Seiki Co., Ltd.                                                          191,400         1,978,984               0.3%
   Nabtesco Corp.                                                                285,000         1,806,013               0.2%
 # Nachi-Fujikoshi Corp.                                                         553,000         1,876,792               0.2%
   Noritz Corp.                                                                  114,000         1,791,008               0.2%
   Okamura Corp.                                                                 257,000         1,799,702               0.2%
   Tokyo Leasing Co., Ltd.                                                       142,500         2,006,349               0.3%
 # Toshiba Machine Co., Ltd.                                                     366,000         1,993,050               0.3%
   Tsubakimoto Chain Co.                                                         435,000         1,961,268               0.3%
   Other Securities                                                                            193,799,624              24.6%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $226,668,478)                                                                         218,629,039              27.8%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (17.3%)
 # Alpine Electronics, Inc.                                                      133,400         1,898,909               0.2%
   Asics Corp.                                                                   479,000         2,121,118               0.3%
 # Culture Convenience Club Co., Ltd.                                            112,200         1,979,474               0.3%
   Exedy Corp.                                                                   114,000         1,878,821               0.2%
   Hitachi Koki Co., Ltd.                                                        205,000         1,910,650               0.3%
#* Misawa Homes Holdings, Inc.                                                    57,990         2,053,896               0.3%
   Nissin Kogyo Co., Ltd.                                                         48,500         1,835,886               0.2%
   Right On Co., Ltd.                                                             52,600         1,905,119               0.2%
   Toyo Tire & Rubber Co., Ltd.                                                  476,000         1,914,861               0.3%
   Other Securities                                                                            156,562,005              19.9%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $166,895,331)                                                                         174,060,739              22.2%
                                                                                           ---------------   ---------------
Information Technology -- (9.0%)
   Canon Finetech, Inc.                                                           96,070         1,816,904               0.2%
 # CMK Corp.                                                                     118,000         1,882,981               0.2%
   Hitachi Kokusai Electric, Inc.                                                229,000         2,002,850               0.3%
   Ryosan Co., Ltd.                                                               73,700         1,797,717               0.2%
 # Trans Cosmos, Inc.                                                             53,800         1,835,226               0.2%
   Yamatake Corp.                                                                165,700         2,733,950               0.4%
   Other Securities                                                                             78,555,460              10.0%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $87,131,008)                                                                           90,625,088              11.5%
                                                                                           ---------------   ---------------
Materials -- (8.7%)
   Ishihara Sangyo Kaisha, Ltd.                                                  883,500         1,934,749               0.3%
   Sanyo Chemical Industries, Ltd.                                               267,000         1,930,907               0.2%
 # Sumitomo Titanium Corp.                                                        19,500         2,552,495               0.3%
   Toagosei Co., Ltd.                                                            544,719         2,227,623               0.3%
   Toho Titanium Co., Ltd.                                                        61,000         2,254,406               0.3%
 # Tokai Carbon Co., Ltd.                                                        460,000         1,942,898               0.3%
   Other Securities                                                                             74,472,725               9.4%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $87,469,311)                                                                           87,315,803              11.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Consumer Staples -- (8.1%)
   Aderans Co., Ltd.                                                              87,050   $     2,015,621               0.3%
   Fancl Corp.                                                                    51,400         1,890,240               0.2%
   Heiwado Co., Ltd.                                                             130,000         1,981,348               0.3%
 # Kagome Co., Ltd.                                                              173,900         1,809,084               0.2%
   Nippon Suisan Kaisha, Ltd.                                                    529,000         2,007,452               0.3%
   The Nisshin Oillio Group, Ltd.                                                346,000         1,953,906               0.3%
   Other Securities                                                                             69,884,862               8.8%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $77,218,674)                                                                           81,542,513              10.4%
                                                                                           ---------------   ---------------
Financials -- (7.9%)
   Akita Bank, Ltd.                                                              441,000         1,994,180               0.3%
 # Eighteenth Bank, Ltd.                                                         390,000         1,837,369               0.2%
   Kiyo Bank, Ltd.                                                               976,000         1,837,633               0.2%
   Oita Bank, Ltd.                                                               301,000         1,947,461               0.3%
   Tokai Tokyo Securities Co., Ltd.                                              635,250         1,870,664               0.2%
   Tokyo Tomin Bank, Ltd.                                                         80,500         2,034,234               0.3%
   Yamagata Bank, Ltd.                                                           389,000         1,848,043               0.2%
   Other Securities                                                                             66,376,751               8.5%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $75,605,228)                                                                           79,746,335              10.2%
                                                                                           ---------------   ---------------
Health Care -- (2.7%)
 # Fujirebio, Inc.                                                               101,500         1,995,056               0.3%
   SS Pharmaceutical Co., Ltd., Tokyo                                            276,000         1,876,822               0.2%
   Other Securities                                                                             23,603,625               3.0%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $24,860,469)                                                                           27,475,503               3.5%
                                                                                           ---------------   ---------------
Energy -- (1.1%)
   AOC Holdings, Inc.                                                            160,200         2,235,879               0.3%
   Other Securities                                                                              8,385,085               1.1%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $10,346,115)                                                                           10,620,964               1.4%
                                                                                           ---------------   ---------------
Utilities -- (0.5%)
Total Utilities
   (Cost $4,652,743)                                                                             5,311,001               0.7%
                                                                                           ---------------   ---------------
Other -- (0.2%)
Total Other
   (Cost $4,788,037)                                                                             1,765,577               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $765,635,394)                                                                         777,092,562              99.0%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.4%)
Other -- (0.4%)
 * Japanese Yen
   (Cost $3,914,685)                                                                             3,888,366               0.5%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
   (Cost $769,550,079)                                                                         780,980,928              99.5%
                                                                                           ---------------   ---------------

                                                                               FACE                            PERCENTAGE
                                                                              AMOUNT                VALUE+   OF NET ASSETS**
                                                                              ------                ------   ---------------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (22.4%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $350,771,984 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.25%, maturities ranging from 11/15/08 to 11/15/22, valued at $223,916,808) to be repurchased at $219,542,589
     (Cost $219,524,430)                                                 $       219,524   $   219,524,430              28.0%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $5,863,000 FNMA Notes 2.95%, 11/14/07, valued at
     $5,855,671) to be repurchased at $5,769,463 (Cost $5,769,000)                 5,769         5,769,000               0.7%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $225,293,430)                                                                          225,293,430              28.7%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $994,843,509)                                                                      $ 1,006,274,358             128.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
AUSTRALIA -- (41.9%)
COMMON STOCKS -- (41.5%)
 # ABB Grain, Ltd.                                                               363,642   $     1,619,283               0.5%
   ABC Learning Centres, Ltd.                                                    353,727         1,413,036               0.4%
   Adelaide Bank, Ltd.                                                           251,960         2,069,209               0.6%
   Adelaide Brighton, Ltd.                                                     1,430,948         1,867,387               0.6%
   Arrow Pharmaceuticals, Ltd.                                                   787,475         1,544,786               0.5%
 * Austar United Communications, Ltd.                                          3,146,981         2,090,155               0.6%
 # Austereo Group, Ltd.                                                        1,080,140         1,424,961               0.4%
   Australian Pharmaceutical Industries, Ltd.                                    669,829         1,466,442               0.4%
 # Australian Pipeline Trust                                                     726,465         1,999,900               0.6%
 # Bank of Queensland, Ltd.                                                      262,337         2,179,525               0.7%
   Bendigo Bank, Ltd.                                                            358,878         2,623,612               0.8%
   Centennial Coal, Ltd.                                                         597,110         2,266,714               0.7%
 # Coates Hire, Ltd.                                                             549,361         1,729,247               0.5%
   Cochlear, Ltd.                                                                124,836         3,039,369               0.9%
 # Corporate Express Australia, Ltd.                                             449,830         1,834,457               0.6%
   Downer Group, Ltd.                                                            688,972         2,744,768               0.8%
 # Envestra, Ltd.                                                              2,038,400         1,737,575               0.5%
   Futuris Corp., Ltd.                                                         1,238,179         1,577,939               0.5%
 # Great Southern Plantations, Ltd.                                              735,162         1,966,557               0.6%
   Gunns, Ltd.                                                                   602,832         1,754,578               0.5%
   GWA International, Ltd.                                                       698,010         1,512,799               0.5%
#* Hardman Resources NL                                                        1,706,925         2,338,532               0.7%
   Iluka Resources, Ltd.                                                         513,563         2,379,885               0.7%
 # Jones (David), Ltd.                                                         1,190,508         1,615,808               0.5%
   Jubilee Mines NL                                                              358,412         1,588,689               0.5%
   MacArthur Coal, Ltd.                                                          394,540         2,051,777               0.6%
   Minara Resources, Ltd.                                                      1,229,086         1,737,046               0.5%
   Nufarm, Ltd.                                                                  287,774         1,914,646               0.6%
#* Oxiana, Ltd.                                                                2,856,763         1,849,102               0.6%
   Pacific Hydro, Ltd.                                                           380,820         1,456,574               0.4%
   Primary Health Care, Ltd.                                                     292,807         1,819,418               0.6%
   Ramsay Health Care, Ltd.                                                      340,994         2,063,632               0.6%
   Reece Australia, Ltd.                                                         251,463         2,282,042               0.7%
 # Seven Network, Ltd.                                                           354,582         1,906,472               0.6%
   SFE Corp., Ltd.                                                               334,655         2,543,444               0.8%
   Sigma Co., Ltd.                                                               375,345         2,321,649               0.7%
   Sims Group, Ltd.                                                              150,718         1,533,592               0.5%
 # Smorgon Steel Group, Ltd.                                                   2,163,008         2,027,465               0.6%
 # Spotless Group, Ltd.                                                          517,370         1,910,767               0.6%
   Transfield Services, Ltd.                                                     375,908         1,995,323               0.6%
 # United Group, Ltd.                                                            249,861         1,591,836               0.5%
   Worley Group, Ltd.                                                            398,370         2,114,403               0.6%
   Other Securities                                                                             85,397,312              25.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $151,551,186)                                                                         166,901,713              49.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Australian Dollar
     (Cost $1,273,029)                                                                           1,269,403               0.4%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $283,859)                                                                               303,265               0.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $2,187)                                                                         $        10,308               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
   (Cost $153,110,261)                                                                         168,484,689              50.4%
                                                                                           ---------------   ---------------
HONG KONG -- (23.1%)
COMMON STOCKS -- (23.0%)
   K. Wah Construction Materials, Ltd.                                         2,455,075         1,987,953               0.6%
   Other Securities                                                                             90,550,945              27.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $103,984,609)                                                                          92,538,898              27.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Hong Kong Dollars
     (Cost $107,692)                                                                               107,726               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                      12,919               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
   (Cost $104,092,301)                                                                          92,659,543              27.7%
                                                                                           ---------------   ---------------
SINGAPORE -- (12.9%)
COMMON STOCKS -- (12.9%)
   Chuan Hup Holdings, Ltd.                                                    4,385,000         1,946,228               0.6%
   Jaya Holdings, Ltd.                                                         2,733,000         1,686,003               0.5%
 # Labroy Marine, Ltd.                                                         3,343,000         1,479,655               0.4%
   Straits Trading Co., Ltd.                                                   1,117,200         1,513,182               0.5%
   Other Securities                                                                             45,312,079              13.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $56,377,025)                                                                           51,937,147              15.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $77,932)                                                                                 77,737               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                       9,912               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
   (Cost $56,454,957)                                                                           52,024,796              15.6%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   New Zealand Refining Co., Ltd.                                                 84,779         2,012,874               0.6%
   Port of Tauranga, Ltd.                                                        541,952         1,791,836               0.5%
   Waste Management NZ, Ltd.                                                     430,471         1,863,264               0.6%
   Other Securities                                                                             14,204,918               4.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $11,983,474)                                                                           19,872,892               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
   (Cost $11,693)                                                                          $        11,551               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
   (Cost $11,995,167)                                                                           19,884,443               6.0%
                                                                                           ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities
     (Cost $983,525)                                                                                 8,231               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $229,462)                                                                                   753               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
   (Cost $1,212,987)                                                                                 8,984               0.0%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                  2,280               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $2,510)                                                                                     2,280               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (17.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $61,891,609 U.S. TIPS 1.875%, 07/15/13,
     valued at $66,806,963) to be repurchased at $65,497,023
     (Cost $65,491,638)                                                  $        65,492        65,491,638              19.6%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $3,513,000 FNMA Notes 2.95%, 11/14/07, valued
     at $3,508,609) to be repurchased at $3,456,277 (Cost $3,456,000)              3,456         3,456,000               1.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $68,947,638)                                                                           68,947,638              20.6%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $395,815,821)                                                                     $   402,012,373             120.3%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (94.4%)
Industrials -- (27.6%)
   Atkins (WS) P.L.C.                                                            234,487   $     2,927,200               0.6%
 * Cookson Group P.L.C.                                                          419,725         2,478,705               0.6%
   Davis Service Group P.L.C.                                                    345,079         2,779,174               0.6%
   De La Rue P.L.C.                                                              417,469         2,869,586               0.6%
 * Easyjet P.L.C.                                                              1,068,671         4,377,254               1.0%
   FKI P.L.C.                                                                  1,350,586         2,370,056               0.5%
   Forth Ports P.L.C.                                                            142,983         3,436,809               0.8%
   Go-Ahead Group P.L.C                                                           95,242         2,335,575               0.5%
   Homeserve P.L.C                                                               147,895         2,492,543               0.6%
 * Invensys P.L.C.                                                            13,169,327         2,695,625               0.6%
   Meggitt P.L.C.                                                                514,738         2,733,610               0.6%
   Michael Page International P.L.C.                                             731,357         2,507,014               0.6%
 * Regus Group P.L.C.                                                          2,282,259         3,741,272               0.8%
   SIG P.L.C.                                                                    273,601         2,859,416               0.6%
   Ultra Electronics Holdings P.L.C.                                             157,442         2,273,301               0.5%
   VT Group P.L.C.                                                               409,317         2,530,566               0.6%
   Weir Group P.L.C.                                                             465,726         2,617,684               0.6%
   Other Securities                                                                             82,189,664              18.0%
                                                                                           ---------------   ---------------
Total Industrials
   (Cost $99,323,658)                                                                          130,215,054              28.7%
                                                                                           ---------------   ---------------
Consumer Discretionary -- (21.9%)
   Bovis Homes Group P.L.C.                                                      273,016         3,393,807               0.8%
   First Choice Holidays P.L.C.                                                  898,634         2,952,132               0.7%
   Greene King P.L.C.                                                            157,536         3,527,502               0.8%
 # Manchester United P.L.C.                                                      609,642         3,295,485               0.7%
   McCarthy & Stone P.L.C.                                                       236,392         2,448,228               0.5%
   MFI Furniture Group P.L.C.                                                  1,434,326         2,787,349               0.6%
   Redrow P.L.C.                                                                 364,678         2,642,620               0.6%
   Stanley Leisure P.L.C.                                                        237,264         2,350,129               0.5%
   T&F Informa Group P.L.C.                                                      355,029         2,629,305               0.6%
   Other Securities                                                                             77,479,900              17.0%
                                                                                           ---------------   ---------------
Total Consumer Discretionary
   (Cost $80,612,238)                                                                          103,506,457              22.8%
                                                                                           ---------------   ---------------
Financials -- (13.7%)
   Britannic P.L.C.                                                              294,095         2,729,555               0.6%
   Brixton P.L.C.                                                                497,280         3,325,792               0.7%
   Capital & Regional P.L.C.                                                     167,410         2,370,800               0.5%
   Collins Stewart Tullett P.L.C.                                                297,402         2,280,252               0.5%
   Derwent Valley Holdings P.L.C.                                                120,874         2,522,168               0.6%
   London Merchant Securities P.L.C.                                             731,745         3,048,412               0.7%
   Pillar Property P.L.C.                                                        171,938         2,610,243               0.6%
   Other Securities                                                                             45,599,110              10.0%
                                                                                           ---------------   ---------------
Total Financials
   (Cost $43,635,352)                                                                           64,486,332              14.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
Information Technology -- (9.5%)
   Halma P.L.C.                                                                  866,782   $     2,297,578               0.5%
   Premier Farnell P.L.C.                                                        847,510         2,498,655               0.6%
   Renishaw P.L.C.                                                               188,734         2,365,695               0.5%
   Spectris P.L.C.                                                               292,280         2,626,165               0.6%
   Other Securities                                                                             35,094,618               7.7%
                                                                                           ---------------   ---------------
Total Information Technology
   (Cost $43,357,563)                                                                           44,882,711               9.9%
                                                                                           ---------------   ---------------
Consumer Staples -- (6.0%)
   Body Shop International P.L.C.                                                583,233         2,332,806               0.5%
   Dairy Crest Group P.L.C.                                                      291,948         2,531,754               0.6%
   Greggs P.L.C.                                                                  28,256         2,424,220               0.5%
   Northern Foods P.L.C.                                                       1,114,287         3,176,138               0.7%
   Somerfield P.L.C.                                                             722,361         2,589,845               0.6%
   Wolverhampton & Dudley Breweries P.L.C.                                       178,160         3,587,889               0.8%
   Other Securities                                                                             11,704,973               2.6%
                                                                                           ---------------   ---------------
Total Consumer Staples
   (Cost $19,067,077)                                                                           28,347,625               6.3%
                                                                                           ---------------   ---------------
Energy -- (4.6%)
   Paladin Resources P.L.C.                                                      786,415         2,655,019               0.6%
   Wood Group (John) P.L.C.                                                      881,804         2,348,582               0.5%
   Other Securities                                                                             16,630,239               3.7%
                                                                                           ---------------   ---------------
Total Energy
   (Cost $15,579,305)                                                                           21,633,840               4.8%
                                                                                           ---------------   ---------------
Materials -- (4.1%)
   British Vita P.L.C.                                                           425,448         2,762,055               0.6%
   Smith (DS) Holdings P.L.C.                                                    901,625         2,525,660               0.6%
   Other Securities                                                                             14,207,967               3.1%
                                                                                           ---------------   ---------------
Total Materials
   (Cost $16,273,683)                                                                           19,495,682               4.3%
                                                                                           ---------------   ---------------
Health Care -- (3.9%)
   Isoft Group P.L.C.                                                            480,414         3,499,273               0.8%
   SSL International P.L.C.                                                      448,464         2,275,024               0.5%
   Other Securities                                                                             12,544,765               2.8%
                                                                                           ---------------   ---------------
Total Health Care
   (Cost $18,206,035)                                                                           18,319,062               4.1%
                                                                                           ---------------   ---------------
Other -- (1.3%)
Total Other
   (Cost $6,482,590)                                                                             5,946,689               1.3%
                                                                                           ---------------   ---------------
Telecommunication Services -- (1.2%)
*# Colt Telecom Group P.L.C.                                                   2,574,360         2,431,060               0.6%
   Other Securities                                                                              3,286,977               0.7%
                                                                                           ---------------   ---------------
Total Telecommunication Services
   (Cost $5,706,353)                                                                             5,718,037               1.3%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
Utilities -- (0.6%)
Total Utilities
   (Cost $1,610,319)                                                                       $     3,074,791               0.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $349,854,173)                                                                         445,626,280              98.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (1.4%)
 * British Pound Sterling
   (Cost $6,438,398)                                                                             6,391,026               1.4%
                                                                                           ---------------   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency                                                                                       119               0.0%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $101)                                                                                         119               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
   (Cost $4,781)                                                                                     2,668               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $356,297,453)                                                                         452,020,093              99.8%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
 ^ Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
     (Collateralized by $10,628,130 U.S.TIPS 1.875%, 07/15/13, valued at $11,083,612) to be repurchased at $10,866,286
     (Cost $10,865,393)                                                  $        10,865        10,865,393               2.4%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $9,352,000 FNMA Notes 2.95%, 11/14/07, valued
     at $9,340,310) to be repurchased at $9,202,739 (Cost $9,202,000)              9,202         9,202,000               2.0%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $20,067,393)                                                                           20,067,393               4.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $376,364,846)                                                                     $   472,087,486             104.2%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
FRANCE -- (11.6%)
COMMON STOCKS -- (11.6%)
   Bains de Mer et du Cercle des Etrangers a Monaco                                4,615   $     2,782,721               0.4%
   Electricite de Strasbourg                                                      23,784         3,161,887               0.4%
 # Fimalac SA                                                                    111,143         5,089,744               0.6%
 # Guyenne et Gascogne SA                                                         26,000         3,157,908               0.4%
*# Scor SA                                                                     1,501,322         3,076,327               0.4%
   Somfy Interational SA                                                          22,900         4,634,894               0.6%
 # SR Teleperformance                                                             90,928         2,678,600               0.3%
   Taittinger SA                                                                  12,700         4,861,886               0.6%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)             31,700         7,340,336               0.9%
   Other Securities                                                                             80,186,493               9.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $68,844,497)                                                                          116,970,796              14.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $63,013)                                                                                 56,105               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
   (Cost $68,907,510)                                                                          117,026,901              14.3%
                                                                                           ---------------   ---------------
SWITZERLAND -- (11.4%)
COMMON STOCKS -- (11.3%)
   Baloise-Holding                                                                98,089         5,121,833               0.6%
   Energiedienst Holding AG                                                        8,265         2,681,187               0.3%
 * Fischer (Georg) AG, Schaffhausen                                                8,458         2,507,314               0.3%
   Kudelski SA                                                                    77,568         2,730,391               0.3%
 * Kuoni Reisen Holding AG                                                         6,937         2,751,468               0.3%
 * Micronas Semi                                                                  78,808         2,952,423               0.4%
   Phonak Holding AG                                                             119,848         4,394,238               0.5%
 * PSP Swiss Property AG                                                          83,303         3,675,148               0.4%
   Rieters Holdings AG                                                            11,206         3,037,018               0.4%
   Sig Holding AG                                                                 14,026         2,982,211               0.4%
 * Sika Finanz AG, Baar                                                            4,967         3,120,035               0.4%
 # Unaxis Holding AG                                                              26,214         3,678,214               0.5%
 * Valiant Holding AG                                                             38,011         3,348,538               0.4%
   Other Securities                                                                             71,016,608               8.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $91,041,286)                                                                          113,996,626              13.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
     (Cost $266,229)                                                                               556,142               0.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $530,393)                                                                               524,235               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
   (Cost $91,837,908)                                                                          115,077,003              14.1%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
   Douglas Holding AG                                                             71,252   $     2,418,245               0.3%
 * IVG Immobilien AG                                                             143,237         2,602,157               0.3%
   K & S Aktiengesellschaft AG                                                   129,500         6,914,946               0.9%
   Leoni AG                                                                       37,500         2,893,666               0.4%
   Stada Arzneimittel AG                                                          84,036         2,591,605               0.3%
   Other Securities                                                                             78,833,834               9.6%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
   (Cost $69,430,081)                                                                           96,254,453              11.8%
                                                                                           ---------------   ---------------
ITALY -- (6.6%)
COMMON STOCKS -- (6.6%)
   Erg SpA                                                                       173,330         2,685,619               0.3%
   Manifattura Lane Gaetano Marzotto & Figli SpA                                 138,000         3,034,347               0.4%
   Other Securities                                                                             60,574,970               7.4%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
   (Cost $41,549,484)                                                                           66,294,936               8.1%
                                                                                           ---------------   ---------------
SWEDEN -- (6.2%)
COMMON STOCKS -- (6.1%)
   Fabege AB                                                                     164,145         3,312,075               0.4%
   Getinge AB                                                                    176,604         2,565,060               0.3%
   Other Securities                                                                             55,746,895               6.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $37,572,660)                                                                           61,624,030               7.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
   (Cost $387,038)                                                                                 381,234               0.1%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
   (Cost $37,959,698)                                                                           62,005,264               7.6%
                                                                                           ---------------   ---------------
NETHERLANDS -- (6.0%)
COMMON STOCKS -- (6.0%)
*# Hagemeyer NV                                                                1,095,089         2,601,670               0.3%
   Heijmans NV                                                                    60,267         2,574,421               0.3%
   Koninklijke Bam NV                                                             40,018         2,525,120               0.3%
   Stork NV                                                                       69,531         2,761,072               0.3%
*# Versatel Telecom International NV                                           1,041,167         2,499,356               0.3%
   Other Securities                                                                             47,618,572               5.9%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
   (Cost $43,561,295)                                                                           60,580,211               7.4%
                                                                                           ---------------   ---------------
FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
   Nokian Renkaat Oyj                                                            158,900         2,835,395               0.4%
   Rautaruukki Oyj Series K                                                      188,780         2,659,420               0.3%
   Wartsila Corp. Oyj Series B                                                    99,690         2,999,117               0.4%
   Other Securities                                                                             40,642,998               4.9%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
   (Cost $30,505,512)                                                                           49,136,930               6.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
GREECE -- (4.0%)
COMMON STOCKS -- (4.0%)
   Bank of Greece                                                                 21,842   $     2,757,381               0.4%
   Bank of Piraeus S.A.                                                          163,829         2,928,966               0.4%
   Motor Oil (Hellas) Corinth Refineries S.A.                                    211,380         3,294,370               0.4%
   Other Securities                                                                             31,305,498               3.7%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $38,181,724)                                                                           40,286,215               4.9%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
     (Cost $8,592)                                                                                   9,115               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
   (Cost $38,190,316)                                                                           40,295,330               4.9%
                                                                                           ---------------   ---------------
SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
   Banco de Valencia SA                                                          191,814         5,579,619               0.7%
   Other Securities                                                                             34,396,927               4.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $16,699,311)                                                                           39,976,546               4.9%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                     244,722               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
   (Cost $16,699,311)                                                                           40,221,268               4.9%
                                                                                           ---------------   ---------------
DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
   Dampskibsselsk Torm A.S.                                                       49,460         2,700,186               0.3%
   GN Great Nordic A.S.                                                          210,980         2,423,246               0.3%
 * Jyske Bank A.S.                                                                75,520         2,885,152               0.4%
   Other Securities                                                                             31,415,338               3.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $17,204,519)                                                                           39,423,922               4.8%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities                                                                                 18,603               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
   (Cost $17,204,519)                                                                           39,442,525               4.8%
                                                                                           ---------------   ---------------
NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
   Schibsted ASA                                                                 112,960         2,981,575               0.4%
   Other Securities                                                                             33,563,678               4.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
   (Cost $19,444,016)                                                                           36,545,253               4.5%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
   (Cost $102,528)                                                                                 101,196               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
   (Cost $19,546,544)                                                                           36,646,449               4.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
   Banque Nationale de Belgique                                                      710   $     2,916,481               0.4%
   Other Securities                                                                             30,283,030               3.7%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
   (Cost $22,063,145)                                                                           33,199,511               4.1%
                                                                                           ---------------   ---------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
   DCC P.L.C.                                                                    136,863         2,713,488               0.3%
   Grafton Group P.L.C.                                                          284,256         3,302,959               0.4%
   Other Securities                                                                             19,844,993               2.5%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
   (Cost $16,873,795)                                                                           25,861,440               3.2%
                                                                                           ---------------   ---------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
   Other Securities
   (Cost $11,965,667)                                                                           20,821,107               2.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                         429               0.0%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
   (Cost $11,965,667)                                                                           20,821,536               2.6%
                                                                                           ---------------   ---------------
PORTUGAL -- (1.2%)
COMMON STOCKS -- (1.2%)
   Other Securities                                                                             11,896,354               1.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
   (Cost $6,843,117)                                                                            11,896,354               1.5%
                                                                                           ---------------   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency                                                                                   554,480               0.1%
                                                                                           ---------------   ---------------
TOTAL -- EMU
   (Cost $564,980)                                                                                 554,480               0.1%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                                 70,261               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
   (Cost $214,919)                                                                                  70,261               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (18.9%)
 ^ Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
     USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
     $277,454,335 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.875%, maturities ranging from 11/15/05 to
     02/15/29, valued at $193,688,829) to be repurchased at
     $189,898,459 (Cost $189,882,796)                                    $       189,883   $   189,882,796              23.2%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
     (Collateralized by $828,000 FNMA Notes 2.95%, 11/14/07, valued
     at $826,965) to be repurchased at $814,065 (Cost $814,000)                      814           814,000               0.1%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $190,696,796)                                                                         190,696,796              23.3%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $724,614,597)                                                                     $ 1,006,081,648             123.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (12.1%)
COMMON STOCKS -- (12.1%)
  America Movil S.A. de C.V. Series L                                         10,897,700   $    30,837,777               2.2%
* America Telecom S.A. de C.V. Series A                                        5,129,240        15,504,095               1.1%
  Cementos de Mexico S.A. de C.V. Series B                                     1,551,017        11,800,403               0.8%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               3,161,776         6,739,328               0.5%
  Grupo Modelo S.A. de C.V. Series C                                           2,602,300         7,889,851               0.6%
  Telefonos de Mexico S.A. de C.V.                                            18,366,800        16,975,833               1.2%
  Wal-Mart de Mexico S.A. de C.V. Series V                                     5,494,302        20,822,553               1.5%
  Other Securities                                                                              56,889,988               4.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $112,747,040)                                                                          167,459,828              11.9%
                                                                                           ---------------   ---------------
TAIWAN -- (11.7%)
COMMON STOCKS -- (11.7%)
  Cathay Financial Holdings Co., Ltd.                                          5,527,529        10,537,019               0.8%
  Hon Hai Precision Industry Co., Ltd.                                         1,899,306         9,940,234               0.7%
  Taiwan Semiconductor Manufacturing Co., Ltd.                                13,743,936        24,779,451               1.8%
  Other Securities                                                                             117,639,170               8.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $143,235,910)                                                                          162,895,874              11.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $17,422)                                                                                  17,498               0.0%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $143,253,332)                                                                          162,913,372              11.6%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Korea Electric Power Corp.                                                     495,290        14,472,188               1.0%
  KT Corp.                                                                       195,930         7,896,552               0.6%
  POSCO                                                                           40,940         7,297,089               0.5%
  Samsung Electronics Co., Ltd.                                                   53,188        25,686,766               1.8%
  SK Telecom Co., Ltd.                                                            56,085         9,947,204               0.7%
  Other Securities                                                                              96,665,661               6.9%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $94,368,322)                                                                           161,965,460              11.5%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (10.9%)
COMMON STOCKS -- (10.9%)
  ABSA Group, Ltd.                                                               604,870         7,346,378               0.5%
  Anglo American Platinum Corp., Ltd.                                            302,315        12,993,774               0.9%
  Anglo American PLC                                                             667,281        15,902,785               1.1%
  Anglogold, Ltd.                                                                304,962        10,293,029               0.7%
  Firstrand, Ltd.                                                              5,453,719        10,993,898               0.8%
  MTN Group, Ltd.                                                              1,329,332         8,773,164               0.6%
  Standard Bank Group, Ltd.                                                      979,729         8,918,054               0.6%
  Telkom SA, Ltd.                                                                660,710        10,789,042               0.8%
  Other Securities                                                                              64,763,939               4.7%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $135,051,995)                                                                          150,774,063              10.7%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BRAZIL -- (10.8%)
PREFERRED STOCKS -- (9.7%)
  Banci Itau Holding Financeira SA                                                86,800   $    15,274,206               1.1%
  Banco Bradesco SA                                                              401,079        12,908,768               0.9%
  Investimentos Itau SA                                                        3,300,893         6,740,151               0.5%
  Telesp Participacoes SA                                                    621,100,000        11,793,038               0.8%
  Vale do Rio Doce Series A                                                      926,880        22,888,300               1.6%
  Other Securities                                                                              64,665,925               4.7%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $78,699,331)                                                                           134,270,388               9.6%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (1.1%)
  Other Securities
    (Cost $9,933,446)                                                                           15,689,167               1.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
  * Brazilian Real
    (Cost $32,142)                                                                                  34,038               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                        9,240               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $88,664,919)                                                                           150,002,833              10.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  Malayan Banking Berhad                                                       2,815,700         8,142,334               0.6%
  Malaysian International Shipping Corp.
  (Foreign)                                                                    1,501,566         6,824,540               0.5%
  Telekom Malaysia Berhad                                                      3,138,900         8,078,652               0.6%
  Tenaga Nasional Berhad                                                       3,662,800         9,923,114               0.7%
  Other Securities                                                                              59,032,307               4.2%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $86,119,098)                                                                            92,000,947               6.6%
                                                                                           ---------------   ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,264,998        12,090,210               0.9%
  Arcelik A.S.                                                                 1,549,702         8,127,666               0.6%
* Turkiye Garanti Bankasi A.S.                                                 2,261,914         8,536,645               0.6%
  Turkiye Is Bankasi A.S.                                                      2,002,976        10,818,452               0.8%
  Other Securities                                                                              47,423,845               3.3%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $29,310,662)                                                                            86,996,818               6.2%
                                                                                           ---------------   ---------------
ISRAEL -- (5.5%)
COMMON STOCKS -- (5.5%)
  Bank Hapoalim, Ltd.                                                          2,309,640         8,108,404               0.6%
  Bank Leumi Le-Israel                                                         2,802,069         7,928,531               0.6%
  Israel Chemicals, Ltd.                                                       2,410,526         7,714,773               0.5%
  Teva Pharmaceutical Industries, Ltd.                                           418,280        13,912,996               1.0%
  Other Securities                                                                              39,304,707               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $37,118,237)                                                                            76,969,411               5.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $153)                                                                            $           157               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $37,118,390)                                                                            76,969,568               5.5%
                                                                                           ---------------   ---------------
INDONESIA -- (4.7%)
COMMON STOCKS -- (4.7%)
  PT Astra International Tbk                                                   8,470,461        10,387,615               0.7%
  PT Indonesian Satellite Corp.Tbk                                            14,967,500         7,774,558               0.6%
  PT Telekomunikasi Indonesia (Persero) Tbk                                   37,153,640        18,242,960               1.3%
  PT Unilever Tbk                                                             16,022,000         7,688,916               0.5%
  Other Securities                                                                              20,414,783               1.5%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $39,400,179)                                                                            64,508,832               4.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          928               0.0%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $39,400,179)                                                                            64,509,760               4.6%
                                                                                           ---------------   ---------------
UNITED STATES -- (4.0%)
COMMON STOCKS -- (4.0%)
  Banco Santander Chile Sponsored ADR                                            295,998         9,235,138               0.7%
  Empresa Nacional de Electricidad SA ADR                                        514,018        11,822,414               0.8%
  Other Securities                                                                              34,354,113               2.4%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $40,357,553)                                                                            55,411,665               3.9%
                                                                                           ---------------   ---------------
THAILAND -- (3.6%)
COMMON STOCKS -- (3.6%)
  Advance Info Service Public Co., Ltd. (Foreign)                              5,982,000        13,766,109               1.0%
  Other Securities                                                                              36,822,975               2.6%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $40,370,479)                                                                            50,589,084               3.6%
                                                                                           ---------------   ---------------
HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
* Magyar Olay-Es Gazipari RT                                                     168,429        12,524,216               0.9%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                  386,220        11,975,686               0.9%
  Other Securities                                                                              16,923,392               1.2%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                            41,423,294               3.0%
                                                                                           ---------------   ---------------
PHILIPPINES -- (2.5%)
COMMON STOCKS -- (2.5%)
  Philippine Long Distance Telephone Co.                                         347,030         9,389,585               0.7%
  Other Securities                                                                              25,113,621               1.8%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $41,776,760)                                                                            34,503,206               2.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
POLAND -- (2.4%)
COMMON STOCKS -- (2.4%)
  Other Securities                                                                         $    33,858,709               2.4%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                            33,858,709               2.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities
    (Cost $24,666,515)                                                                          22,896,165               1.6%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $256,447)                                                                                261,567               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $24,922,962)                                                                            23,157,732               1.6%
                                                                                           ---------------   ---------------
INDIA -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                              20,818,618               1.5%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $20,211,656)                                                                            20,818,618               1.5%
                                                                                           ---------------   ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               8,904,597               0.6%
                                                                                           ---------------   ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $6,006,278)                                                                              8,904,597               0.6%
                                                                                           ---------------   ---------------

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,486,000 FNMA Notes 2.95%, 11/14/07, valued
    at $5,479,143) to be repurchased at $5,398,433 (Cost $5,398,000)     $         5,398         5,398,000               0.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $981,452,218)                                                                      $ 1,387,657,554              98.8%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
TAIWAN -- (12.2%)
COMMON STOCKS -- (12.1%)
  Other Securities
    (Cost $39,300,564)                                                                     $    41,513,126              12.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $309,563)                                                                                309,643               0.1%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $39,610,127)                                                                            41,822,769              12.3%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (12.1%)
COMMON STOCKS -- (12.1%)
  Daewoo International Corp.                                                      73,740         1,083,557               0.3%
* Daewoo Securities Co., Ltd.                                                    179,550         1,188,861               0.4%
  Other Securities                                                                              38,892,278              11.4%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $27,932,788)                                                                            41,164,696              12.1%
                                                                                           ---------------   ---------------
SOUTH AFRICA -- (11.7%)
COMMON STOCKS -- (11.7%)
* Anglovaal Mining, Ltd.                                                         345,181         1,705,975               0.5%
  Aspen Pharmacare Holdings PLC                                                  338,902         1,241,432               0.4%
  Highveld Steel & Vanadilum Corp., Ltd.                                         170,284         1,868,877               0.6%
  Investec, Ltd.                                                                  61,734         1,773,851               0.5%
  Reunert                                                                        196,516         1,058,043               0.3%
  Shoprite Holdings, Ltd.                                                        676,148         1,399,784               0.4%
  Sun International, Ltd.                                                        118,612         1,116,046               0.3%
  Tongaat-Hulett Group, Ltd.                                                     170,160         1,476,295               0.4%
  Truworths International, Ltd.                                                  449,776         1,108,406               0.3%
  Other Securities                                                                              27,175,084              8.0%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $36,033,034)                                                                            39,923,793              11.7%
                                                                                           ---------------   ---------------
BRAZIL -- (11.7%)
PREFERRED STOCKS -- (10.8%)
  Acesita SA                                                                      97,876         1,287,276               0.4%
* Electropaulo Electrecidade Metropolitana                                    49,450,000         1,918,894               0.6%
  Klabin SA                                                                    1,216,000         2,003,536               0.6%
  Lojas Americanas SA                                                        115,490,369         2,109,455               0.6%
  Metalurgica Gerdau SA                                                          130,853         1,813,858               0.5%
  Paranaense de Energia Series B                                             409,200,000         2,343,623               0.7%
  Perdigao SA NPV                                                                 71,300         1,492,876               0.4%
  Sadia SA                                                                       910,000         1,484,250               0.4%
  Suzano Bahia Sul Papel e Celullose SA                                          292,642         1,275,261               0.4%
  Tele Celular Sul Participacoes SA                                          965,995,284         1,515,444               0.5%
  Tim Sul SA Preferred Series B                                               24,690,000         1,116,916               0.3%
  Ultrapar Participants                                                      138,130,353         2,379,660               0.7%
  Uniao des Industrias Petroquimicas SA Series B                               1,074,144         1,328,470               0.4%
  Weg SA                                                                         726,800         2,204,984               0.7%
  Other Securities                                                                              12,639,833              3.6%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $25,429,586)                                                                            36,914,336              10.8%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
COMMON STOCKS -- (0.9%)
  Copesul Companhia Petroquimica do Sul                                          182,000   $     2,409,546               0.7%
  Other Securities                                                                                 553,032               0.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,647)                                                                              2,962,578               0.9%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $26,708,233)                                                                            39,876,914              11.7%
                                                                                           ---------------   ---------------
MALAYSIA -- (10.6%)
COMMON STOCKS -- (10.6%)
  Other Securities
    (Cost $42,241,527)                                                                          36,292,371              10.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $1,222)                                                                                    4,056               0.0%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
    (Cost $43,180)                                                                                   3,803               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $42,285,929)                                                                            36,300,230              10.6%
                                                                                           ---------------   ---------------
TURKEY -- (8.1%)
COMMON STOCKS -- (8.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S                                          309,894         1,055,291               0.3%
  Aksigorta A.S.                                                                 324,225         1,244,948               0.4%
  Cimsa Cimento Sanayi Ve Ticaret A.S.                                           259,130         1,090,196               0.3%
* Finansbank A.S.                                                                911,286         3,229,243               1.0%
* Turk Dis Ticaret Bankasi A.S.                                                  612,806         1,941,057               0.6%
  Other Securities                                                                              18,975,332               5.5%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $17,648,646)                                                                            27,536,067               8.1%
                                                                                           ---------------   ---------------
ISRAEL -- (7.5%)
COMMON STOCKS -- (7.5%)
  Delek Automotive Systems, Ltd.                                                 154,049         1,123,219               0.3%
* Koor Industries, Ltd.                                                           19,500         1,269,096               0.4%
* Nice Systems, Ltd.                                                              28,424         1,042,590               0.3%
  Super-Sol, Ltd. Series B                                                       409,493         1,104,308               0.3%
  Other Securities                                                                              20,912,670               6.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $18,931,808)                                                                            25,451,883               7.5%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,478               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $18,931,808)                                                                            25,464,361               7.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
MEXICO -- (7.1%)
COMMON STOCKS -- (7.1%)
  Consorcio Ara S.A.                                                             775,400   $     2,521,892               0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        1,633,500         1,755,911               0.5%
* Corporacion Geo S.A. de C.V. Series B                                        1,330,000         3,146,490               0.9%
* Corporacion Interamericana de Entramiento S.A. de C.V. Series B                703,769         1,364,301               0.4%
  Embotelladora Arca S.A. de C.V., Mexico                                      1,331,800         2,739,622               0.8%
* Empresas ICA Sociedad Controladora S.A. de C.V.                              6,256,350         2,471,650               0.7%
  Gruma S.A. de C.V. Series B                                                    856,800         1,830,206               0.5%
* Industrias S.A. de C.V. Series B                                               661,248         1,372,999               0.4%
  TV Azteca S.A. de C.V. Series A                                              2,248,900         1,148,795               0.3%
  Other Securities                                                                               5,983,912               1.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $19,249,303)                                                                            24,335,778               7.1%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $8,636)                                                                                    7,227               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $19,257,939)                                                                            24,343,005               7.1%
                                                                                           ---------------   ---------------
THAILAND -- (6.0%)
COMMON STOCKS -- (6.0%)
  Other Securities                                                                              20,630,868               6.1%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $21,247,682)                                                                            20,630,868               6.1%
                                                                                           ---------------   ---------------
INDONESIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  PT Astra Agro Lestari Tbk                                                    6,656,000         2,549,611               0.8%
  PT Bank NISP Tbk                                                            13,832,920         1,360,657               0.4%
  PT Berlian Laju Tanker Tbk                                                  14,767,200         1,456,914               0.4%
  PT Kalbe Farma Tbk                                                          25,907,600         2,114,538               0.6%
  Other Securities                                                                               8,212,393               2.4%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $8,065,050)                                                                             15,694,113               4.6%
                                                                                           ---------------   ---------------
POLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                               7,422,659               2.2%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $4,725,756)                                                                              7,422,659               2.2%
                                                                                           ---------------   ---------------
PHILIPPINES -- (1.9%)
COMMON STOCKS -- (1.9%)
  Other Securities                                                                               6,609,887               1.9%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $6,061,276)                                                                              6,609,887               1.9%
                                                                                           ---------------   ---------------
INDIA -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                               4,925,563               1.4%
                                                                                           ---------------   ---------------
TOTAL -- INDIA
  (Cost $4,991,989)                                                                              4,925,563               1.4%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
HUNGARY -- (1.4%)
COMMON STOCKS -- (1.4%)
* Danubius Hotel & Spa RT                                                         58,038   $     1,307,560               0.4%
  Delmagyarorszagi Aramszolgaltato Demasz RT                                      15,581         1,039,675               0.3%
  Other Securities                                                                               2,437,078               0.7%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $4,841,731)                                                                              4,784,313               1.4%
                                                                                           ---------------   ---------------
ARGENTINA -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities
    (Cost $2,451,971)                                                                            2,336,888               0.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $116,655)                                                                                118,681               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ARGENTINA
  (Cost $2,568,626)                                                                              2,455,569               0.7%
                                                                                           ---------------   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                   6,791               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $12,241)                                                                                     6,791               0.0%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $2,710,000 FNMA Notes 2.95%, 11/14/07, valued
    at $2,706,613) to be repurchased at $2,666,214 (Cost $2,666,000)     $         2,666         2,666,000               0.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $283,588,855)                                                                      $   341,627,598             100.2%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
UNITED STATES -- (69.9%)
COMMERCIAL PAPER -- (33.6%)
Barton Capital Corp.
     3.050%, 07/07/05                                                                             $        24,000   $    23,926,152
     3.040%, 07/08/05                                                                                      20,000        19,936,688
     3.070%, 07/20/05                                                                                      17,000        16,927,736
Canadian Wheat Board
     2.910%, 06/07/05                                                                                       4,000         3,998,006
     2.790%, 06/10/05                                                                                       8,000         7,994,020
     2.960%, 06/27/05                                                                                       8,777         8,757,900
     3.000%, 07/05/05                                                                                       2,000         1,994,263
     3.030%, 07/18/05                                                                                       8,000         7,967,758
     3.020%, 07/22/05                                                                                      10,000         9,956,069
CBA (DE) Finance, Inc.
    3.060%, 07/12/05                                                                                       11,000        10,961,577
Ciesco L.P.
    2.940%, 06/08/05                                                                                        1,000           999,411
    2.950%, 06/14/05                                                                                       36,000        35,960,609
    3.020%, 06/15/05                                                                                       13,000        12,984,681
    2.980%, 06/16/05                                                                                        4,000         3,994,950
    3.080%, 07/15/05                                                                                        8,000         7,969,689
Compass Securitization LLC
    3.030%, 06/15/05                                                                                       35,000        34,958,756
    3.020%, 06/20/05                                                                                       15,000        14,975,949
Dexia Delaware LLC
    3.020%, 06/27/05                                                                                        1,100         1,097,606
DuPont (E.I.) de Nemours & Co., Inc.
    2.920%, 06/13/05                                                                                       10,000         9,990,033
    2.990%, 06/28/05                                                                                       26,800        26,739,397
Export Development Corp.
    3.020%, 07/18/05                                                                                       23,000        22,907,303
Govco, Inc.
    3.070%, 07/06/05                                                                                        4,000         3,988,045
Lloyds TSB Bank P.L.C.
    3.005%, 06/30/05                                                                                       28,000        27,931,882
Nestle Australia, Ltd.
    2.980%, 06/08/05                                                                                        7,000         6,995,930
Nestle Capital Corp.
    2.860%, 06/03/05                                                                                       15,000        14,997,507
    3.040%, 07/08/05                                                                                        5,000         4,984,326
    3.050%, 07/11/05                                                                                        7,500         7,474,475
    3.100%, 08/02/05                                                                                       34,000        33,816,369
Network Rail Finance P.L.C.
    3.080%, 07/13/05                                                                                       10,000         9,964,171
    3.100%, 07/20/05                                                                                        8,000         7,966,310
    3.110%, 07/26/05                                                                                       16,700        16,620,498
    3.110%, 07/29/05                                                                                       17,000        16,914,381
New Center Asset Trust
    2.940%, 06/01/05                                                                                        4,300         4,300,000
Paccar Financial Corp.
    2.800%, 06/02/05                                                                                        9,755         9,754,189
    2.910%, 06/03/05                                                                                        7,900         7,898,687
    3.100%, 08/10/05                                                                                        4,200         4,174,185
Sheffield Receivables Corp.
    3.020%, 06/13/05                                                                                       30,000        29,969,598
Shell Finance UK
    3.030%, 07/11/05                                                                              $        18,000   $    17,938,739
    3.040%, 07/18/05                                                                                          900           896,373
Siemens Capital Corp.
    2.910%, 06/02/05                                                                                       15,000        14,998,754
    2.910%, 06/03/05                                                                                        5,700         5,699,053
Total Capital SA
    3.110%, 06/01/05                                                                                       52,000        52,000,000
UBS Finance Delaware, Inc.
    3.010%, 06/17/05                                                                                       40,000        39,946,808
    3.030%, 07/01/05                                                                                        2,500         2,493,702
    3.090%, 07/18/05                                                                                       16,000        15,935,515
Wal-Mart Stores, Inc.
    2.890%, 06/07/05                                                                                       18,800        18,790,630
    3.050%, 07/12/05                                                                                        7,000         6,975,549
Windmill Funding Corp.
    2.830%, 06/01/05                                                                                        8,000         8,000,000
    3.020%, 06/16/05                                                                                       15,000        14,981,000
    3.060%, 07/08/05                                                                                       10,000         9,968,241
                                                                                                                    ---------------
TOTAL COMMERCIAL PAPER
  (Cost $701,388,259)                                                                                                   701,373,470
                                                                                                                    ---------------
AGENCY OBLIGATIONS -- (19.2%)
Federal Farm Credit Bank
    2.250%, 09/01/06                                                                                       10,000         9,822,930
    2.600%, 09/07/06                                                                                       24,600        24,263,447
    2.750%, 09/29/06                                                                                       50,000        49,374,050
Federal Home Loan Bank
    2.875%, 08/15/06                                                                                       70,000        69,337,240
    2.750%, 11/15/06                                                                                       36,000        35,495,496
Federal Home Loan
  Mortgage Corporation
    2.750%, 08/15/06                                                                                       22,000        21,757,472
    2.750%, 10/15/06                                                                                       66,000        65,160,546
    2.375%, 02/15/07                                                                                       30,000        29,326,050
Federal National Mortgage Association
    4.375%, 10/15/06                                                                                       70,700        71,330,220
    2.625%, 11/15/06                                                                                       25,000        24,617,625
                                                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $403,012,131)                                                                                                  400,485,076
                                                                                                                    ---------------
BONDS -- (17.1%)
Bank of America Corp.
    5.250%, 02/01/07                                                                                       15,000        15,314,115
Bayerische Landesbank
    2.600%, 10/16/06                                                                                       10,000         9,834,300
Citigroup, Inc.
    5.750%, 05/10/06                                                                                       38,050        38,705,221
    5.500%, 08/09/06                                                                                       12,400        12,611,358
    5.000%, 03/06/07                                                                                        8,000         8,134,256
General Electric Capital Corp.
    2.970%, 07/26/06                                                                                       52,000        51,494,196
KFW International Finance, Inc.
    5.250%, 06/28/06                                                                                       53,000        53,761,928

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                                              $        51,000   $    51,153,714
Toyota Motor Credit Corp.
    2.900%, 07/14/06                                                                                       53,000        52,329,921
US Bank NA
    2.850%, 11/15/06                                                                                       34,350        33,808,507
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                                                       19,100        19,432,034
Wells Fargo & Co.
    5.900%, 05/21/06                                                                                        8,600         8,759,306
                                                                                                                    ---------------
TOTAL BONDS
  (Cost $357,891,586)                                                                                                   355,338,856
                                                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $1,462,291,976)                                                                                               1,457,197,402
                                                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.4%)
BONDS -- (9.4%)
Asian Development Bank
    4.875%, 02/05/07                                                                                       50,000        51,064,000
European Investment Bank
    3.000%, 08/15/06                                                                                       52,600        52,282,769
Inter-American Development Bank
    6.625%, 03/07/07                                                                                       43,503        45,695,856
International Finance Corp.
    5.250%, 05/02/06                                                                                       19,400        19,616,252
    4.750%, 04/30/07                                                                                       28,000        28,497,280
                                                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $197,885,211)                                                                                                   197,156,157
                                                                                                                    ---------------
CANADA -- (6.9%)
BONDS -- (6.9%)
British Columbia, Province of
    4.625%, 10/03/06                                                                                       48,040        48,663,271
Manitoba, Province of
    4.250%, 11/20/06                                                                                       51,000        51,362,916
Ontario, Province of
    2.650%, 12/15/06                                                                                       44,000        43,256,048
                                                                                                                    ---------------
TOTAL -- CANADA
  (Cost $144,169,118)                                                                                                   143,282,235
                                                                                                                    ---------------
GERMANY -- (2.5%)
BONDS -- (2.5%)
Landwirtschaft Rentenbank
    4.500%, 10/23/06                                                                                       50,100        50,587,924
    4.875%, 03/12/07                                                                                        2,000         2,034,046
                                                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $53,230,441)                                                                                                     52,621,970
                                                                                                                    ---------------
SPAIN -- (2.4%)
BONDS -- (2.4%)
Institut de Credito Oficial
    4.625%, 11/29/06
    (Cost $51,467,050)                                                                                     50,500        51,029,442
                                                                                                                    ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $51,487,845)                                                                                     50,000        50,999,200
                                                                                                                    ---------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Swedish Export Credit Corp.
    2.875%, 01/26/07
    (Cost $49,543,854)                                                                            $        50,000   $    49,212,000
                                                                                                                    ---------------
AUSTRIA -- (2.3%)
BONDS -- (2.3%)
Oesterreichische Kontrollbank AG
    5.125%, 03/20/07
    (Cost $46,967,784)                                                                                     46,000        47,133,532
                                                                                                                    ---------------
UNITED KINGDOM -- (1.0%)
BONDS -- (1.0%)
BP Capital Markets P.L.C.
    2.750%, 12/29/06
    (Cost $20,917,918)                                                                                     21,332        20,995,232
                                                                                                                    ---------------
TEMPORARY CASH
INVESTMENTS -- (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05 (Collateralized
    by $16,366,000 FHLMC Notes 4.00%, 09/22/09, valued at $16,386,458) to be
    repurchased at $16,145,296 (Cost $16,144,000)                                                          16,144        16,144,000
                                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,094,105,197)                                                                                             $ 2,085,771,170
                                                                                                                    ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
UNITED STATES -- (50.8%)
AGENCY OBLIGATIONS -- (33.4%)
Federal Farm Credit Bank
    2.750%, 09/29/06                                                                              $       141,060   $   139,294,070
Federal Home Loan Bank
    2.875%, 08/15/06                                                                                       17,000        16,839,044
    2.625%, 10/16/06                                                                                       66,000        65,062,206
    3.375%, 02/23/07                                                                                       70,000        69,598,340
Federal Home Loan Mortgage Corporation
    2.750%, 08/15/06                                                                                       31,500        31,152,744
    2.750%, 10/15/06                                                                                      105,000       103,664,505
    3.750%, 04/15/07                                                                                       26,000        26,010,920
Federal National Mortgage Association
    4.375%, 10/15/06                                                                                      121,000       122,078,594
    2.375%, 02/15/07                                                                                       50,000        48,866,550
                                                                                                                    ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $628,366,597)                                                                                                  622,566,973
                                                                                                                    ---------------
BONDS -- (17.4%)
Bank of America Corp.
    5.250%, 02/01/07                                                                                       52,700        53,803,591
Citigroup, Inc.
    6.250%, 05/15/06                                                                                       21,079        21,532,220
    5.500%, 08/09/06                                                                                        6,600         6,712,497
General Electric Capital Corp.
    2.970%, 07/26/06                                                                                       45,200        44,760,340
KFW International Finance, Inc.
    5.250%, 06/28/06                                                                                       45,000        45,646,920
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                                                                       53,000        53,159,742
Toyota Motor Credit Corp.
    3.000%, 06/09/06                                                                                       40,000        39,605,920
    2.900%, 07/14/06                                                                                        5,200         5,134,256
US Bank NA
    2.850%, 11/15/06                                                                                        7,000         6,889,652
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                                                                       28,323        28,815,367
Wells Fargo & Co.
    5.900%, 05/21/06                                                                                       17,035        17,350,556
                                                                                                                    ---------------
TOTAL BONDS
  (Cost $325,474,332)                                                                                                   323,411,061
                                                                                                                    ---------------
TOTAL -- UNITED STATES
  (Cost $953,840,929)                                                                                                   945,978,034
                                                                                                                    ---------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.6%)
BONDS -- (14.6%)
Asian Development Bank
    4.875%, 02/05/07                                                                                       51,500        52,595,920
Council of Europe
    4.875%, 01/23/07                                                                                       53,000        53,936,669
European Bank For Reconstruction & Development
    5.375%, 06/15/06                                                                              $        49,700   $    50,389,389
European Investment Bank
    3.000%, 08/15/06                                                                                       34,000        33,794,946
    4.875%, 09/06/06                                                                                       16,500        16,747,533
Inter-American Development Bank
    6.625%, 03/07/07                                                                                       10,600        11,134,314
International Finance Corp.
    4.750%, 04/30/07                                                                                        7,700         7,836,752
World Bank (International Bank for Reconstruction & Development)
  Corporate Bonds
    4.375%, 09/28/06                                                                                       44,500        44,950,295
                                                                                                                    ---------------
TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
  (Cost $272,520,661)                                                                                                   271,385,818
                                                                                                                    ---------------
CANADA -- (7.8%)
BONDS -- (7.8%)
British Columbia, Province of
    4.625%, 10/03/06                                                                                       48,500        49,129,239
Canadian Government
    6.750%, 08/28/06                                                                                       46,700        48,444,151
Manitoba, Province of
    4.250%, 11/20/06                                                                                       47,000        47,334,476
                                                                                                                    ---------------
TOTAL -- CANADA
  (Cost $146,414,630)                                                                                                   144,907,866
                                                                                                                    ---------------
GERMANY -- (5.7%)
BONDS -- (5.7%)
Landeskreditbank Baden-Wuerttemberg-Foerderbank
    4.875%, 01/30/07                                                                                       53,000        53,868,458
Landwirtschaft Rentenbank
    4.500%, 10/23/06                                                                                       49,737        50,221,390
    4.875%, 03/12/07                                                                                        3,000         3,051,069
                                                                                                                    ---------------
TOTAL -- GERMANY
  (Cost $107,871,824)                                                                                                   107,140,917
                                                                                                                    ---------------
NETHERLANDS -- (4.5%)
BONDS -- (4.5%)
Bank Nederlandse Gemeenten
    4.500%, 12/14/06                                                                                       43,000        43,448,576
Nederlandse Waterschapsbank NV
    6.875%, 10/26/06                                                                                       10,000        10,395,470
Rabobank
    5.750%, 05/25/06                                                                                       30,000        30,575,580
                                                                                                                    ---------------
TOTAL -- NETHERLANDS
  (Cost $84,927,406)                                                                                                     84,419,626
                                                                                                                    ---------------

                                                                                                        FACE
                                                                                                       AMOUNT                VALUE+
                                                                                                  ---------------   ---------------
                                                                                                       (000)
AUSTRIA -- (3.3%)
BONDS -- (3.3%)
Bank Austria AG
    5.750%, 06/08/06                                                                              $        10,000   $    10,189,910
Oesterreichische Kontrollbank AG
     5.125%, 03/20/07                                                                                      50,000        51,232,100
                                                                                                                    ---------------
TOTAL -- AUSTRIA
    (Cost $61,204,193)                                                                                                   61,422,010
                                                                                                                    ---------------
SPAIN -- (2.7%)
BONDS -- (2.7%)
Institut de Credito Oficial
    4.625%, 11/29/06
    (Cost $50,944,882)                                                                                     50,000        50,524,200
                                                                                                                    ---------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
    4.625%, 11/06/06                                                                                       15,000        15,168,735
    2.875%, 01/26/07                                                                                       35,000        34,448,400
                                                                                                                    ---------------
TOTAL -- SWEDEN
    (Cost $49,981,036)                                                                                                   49,617,135
                                                                                                                    ---------------
NORWAY -- (2.5%)
BONDS -- (2.5%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $47,042,721)                                                                                     45,700        46,613,269
                                                                                                                    ---------------
DENMARK -- (2.4%)
BONDS -- (2.4%)
Denmark (Kingdom of)
    5.125%, 12/28/06
    (Cost $44,120,887)                                                                                     43,000        43,930,864
                                                                                                                    ---------------
UNITED KINGDOM -- (1.5%)
BONDS -- (1.5%)
BP Capital Markets P.L.C.
    2.350%, 06/15/06                                                                              $        14,000   $    13,785,002
    2.750%, 12/29/06                                                                                       15,066        14,828,157
                                                                                                                    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $28,660,972)                                                                                                     28,613,159
                                                                                                                    ---------------
FRANCE -- (0.8%)
BONDS -- (0.8%)
Dexia Municipal Agency
    5.125%, 09/11/06
    (Cost $15,420,689)                                                                                     15,000        15,223,185
                                                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $12,453,000 FNMA Notes 2.95%, 11/14/07, valued at
      $12,437,434) to be repurchased at $12,253,984 (Cost $12,253,000)                                     12,253        12,253,000
                                                                                                                    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,875,203,830)                                                                                             $ 1,862,029,083
                                                                                                                    ===============

----------
 +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  MAY 31, 2005
           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                           THE U.S.     THE ENHANCED     THE U.S.       THE U.S.
                                                                            LARGE        U.S. LARGE     LARGE CAP       SMALL XM
                                                                           COMPANY        COMPANY         VALUE          VALUE
                                                                            SERIES         SERIES         SERIES         SERIES
                                                                         ------------   ------------   ------------   -------------
ASSETS:
Investments at Value (including $227,963, $0, $153,810,
    and $2,028 of securities on loan, respectively)                      $  4,102,019   $    269,949   $  4,963,825   $     193,856
Cash                                                                            3,232             --              1               1
Receivables:
   Investment Securities Sold                                                      --             --          1,427             578
   Dividends and Interest                                                       6,559          1,635          6,334             130
   Securities Lending Income                                                       39             --            260               8
   Fund Shares Sold                                                             2,597             92          6,047              32
Unrealized Gain on Swap Contracts                                                  --            715             --              --
Prepaid Expenses and Other Assets                                                  24              4             20               3
                                                                         ------------   ------------   ------------   -------------
    Total Assets                                                            4,114,470        272,395      4,977,914         194,608
                                                                         ------------   ------------   ------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                           234,937             --        159,527           2,271
   Investment Securities Purchased                                                 --             --         29,501             871
   Fund Shares Redeemed                                                           693             --            109              --
   Due to Advisor                                                                  79             11            387              16
   Payable for Futures Margin Variation                                           435          1,669             --              --
Accrued Expenses and Other Liabilities                                            202             35            259              22
                                                                         ------------   ------------   ------------   -------------
    Total Liabilities                                                         236,346          1,715        189,783           3,180
                                                                         ------------   ------------   ------------   -------------
NET ASSETS                                                               $  3,878,124   $    270,680   $  4,788,131   $     191,428
                                                                         ============   ============   ============   =============
SHARES OUTSTANDING $0.01 PAR VALUE                                                N/A     30,387,939    247,661,374      16,871,850
                                                                         ============   ============   ============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                         N/A   $       8.91   $      19.33   $       11.35
                                                                         ============   ============   ============   =============
Investments at Cost                                                      $  3,221,537   $    270,838   $  3,977,265   $     188,579
                                                                         ============   ============   ============   =============

                                                                           THE U.S.       THE U.S.       THE U.S.        THE DFA
                                                                          SMALL CAP        SMALL          MICRO       INTERNATIONAL
                                                                            VALUE           CAP            CAP            VALUE
                                                                            SERIES         SERIES         SERIES          SERIES
                                                                         ------------   ------------   ------------   -------------
ASSETS:
Investments at Value (including $173,532, $109,475, $138,767, and
    $845,639 of securities on loan, respectively)                        $  6,782,328   $  2,618,370   $  3,506,310   $   4,364,903
Cash                                                                                1             --              1              --
Receivables:
   Investment Securities Sold                                                  30,002          6,861         10,618             122
   Dividends, Interest, and Tax Reclaims                                        3,833          1,100          1,153          11,301
   Securities Lending Income                                                      402            318            497           1,018
   Fund Shares Sold                                                             7,296            669            339           6,763
Prepaid Expenses and Other Assets                                                  31             14             37              17
                                                                         ------------   ------------   ------------   -------------
    Total Assets                                                            6,823,893      2,627,332      3,518,955       4,384,124
                                                                         ------------   ------------   ------------   -------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                           192,164        119,676        154,165         897,593
   Investment Securities Purchased                                             34,422          5,820         27,516           9,084
   Fund Shares Redeemed                                                           354            128             77             323
   Due to Advisor                                                               1,061             61            270             575
   Loan Payable                                                                    --             --             --             241
Accrued Expenses and Other Liabilities                                            402            141            228             247
                                                                         ------------   ------------   ------------   -------------
    Total Liabilities                                                         228,403        125,826        182,256         908,063
                                                                         ------------   ------------   ------------   -------------
NET ASSETS                                                               $  6,595,490   $  2,501,506   $  3,336,699   $   3,476,061
                                                                         ============   ============   ============   =============
SHARES OUTSTANDING $0.01 PAR VALUE                                        307,994,629    166,281,387    313,499,630     221,948,580
                                                                         ============   ============   ============   =============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                $      21.41   $      15.04   $      10.64   $       15.66
                                                                         ============   ============   ============   =============
Investments at Cost                                                      $  5,737,060   $  2,385,238   $  2,909,295   $   3,763,256
                                                                         ============   ============   ============   =============

                 See accompanying Notes to Financial Statements.

                                                                           THE        THE UNITED         THE
                                                       THE JAPANESE    PACIFIC RIM      KINGDOM      CONTINENTAL
                                                           SMALL          SMALL          SMALL          SMALL
                                                          COMPANY        COMPANY        COMPANY        COMPANY
                                                          SERIES         SERIES         SERIES         SERIES
                                                       ------------   ------------   ------------   ------------
ASSETS:
Investments at Value (including $202,651, $57,424,
    $10,136, and $179,113 of securities on loan,
    respectively)                                      $  1,006,274   $    402,012   $    472,087   $  1,006,082
Cash                                                             15              5             15             15
Receivables:
   Investment Securities Sold                                    --          1,076          3,250            675
   Dividends, Interest, and Tax Reclaims                      5,404            691          1,508          2,027
   Securities Lending Income                                    308             63             10            253
   Fund Shares Sold                                              73            155          2,017             59
Prepaid Expenses and Other Assets                                 6              2              2              3
                                                       ------------   ------------   ------------   ------------
    Total Assets                                          1,012,080        404,004        478,889      1,009,114
                                                       ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                         219,524         65,492         10,865        189,883
   Investment Securities Purchased                            7,372          4,313         14,795          2,152
   Fund Shares Redeemed                                          --             42              1              4
   Due to Advisor                                                66             28             36             68
Accrued Expenses and Other Liabilities                           88             60             63            115
                                                       ------------   ------------   ------------   ------------
    Total Liabilities                                       227,050         69,935         25,760        192,222
                                                       ------------   ------------   ------------   ------------
NET ASSETS                                             $    785,030   $    334,069   $    453,129   $    816,892
                                                       ============   ============   ============   ============
Investments at Cost                                    $    994,844   $    395,816   $    376,365   $    724,615
                                                       ============   ============   ============   ============

                                                                          THE
                                                            THE        EMERGING         THE DFA        THE DFA
                                                         EMERGING       MARKETS        ONE-YEAR    TWO-YEAR GLOBAL
                                                          MARKETS      SMALL CAP     FIXED INCOME   FIXED INCOME
                                                          SERIES        SERIES          SERIES         SERIES
                                                      -------------  -------------  -------------  ---------------
ASSETS:
Investments at Value                                  $   1,387,658  $     341,628  $   2,085,771  $     1,862,029
Cash                                                             15             16              1               16
Receivables:
   Investment Securities Sold                                15,037             --             --               --
   Dividends, Interest, and Tax Reclaims                      5,947          1,237         11,883           20,184
   Fund Shares Sold                                             773            386          2,197
Prepaid Expenses and Other Assets                                 6              1              8                8
                                                      -------------  -------------  -------------  ---------------
    Total Assets                                          1,409,436        343,268      2,097,663        1,884,434
                                                      -------------  -------------  -------------  ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            1,089          1,701             --               --
   Fund Shares Redeemed                                           1             --          6,527               --
   Due to Advisor                                               115             56             88               78
Deferred Thailand Capital Gains Tax                           3,562            430             --               --
Accrued Expenses and Other Liabilities                          236             84            113              123
                                                      -------------  -------------  -------------  ---------------
    Total Liabilities                                         5,003          2,271          6,728              201
                                                      =============  =============  =============  ===============
NET ASSETS                                            $   1,404,433  $     340,997  $   2,090,935  $     1,884,233
                                                      =============  =============  =============  ===============
SHARES OUTSTANDING $0.01 PAR VALUE                              N/A            N/A    209,400,816      188,475,872
                                                      =============  =============  =============  ===============
NET ASSET VALUE , OFFERING AND REDEMPTION
   PRICE PER SHARE                                              N/A            N/A  $        9.99  $         10.00
                                                      =============  =============  =============  ===============
Investments at Cost                                   $     981,452  $     283,589  $   2,094,105  $     1,875,204
                                                      =============  =============  =============  ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                   THE U.S.      THE ENHANCED      THE U.S.       THE U.S.
                                                                    LARGE         U.S. LARGE      LARGE CAP       SMALL XM
                                                                   COMPANY         COMPANY          VALUE          VALUE
                                                                    SERIES          SERIES          SERIES         SERIES
                                                                 ------------    ------------    ------------   ------------
INVESTMENT INCOME
   Dividends                                                     $     32,510              --    $     30,069   $        840
   Interest                                                             1,014    $      3,455             644             22
   Income from Securities Lending                                          94              --             501             38
                                                                 ------------    ------------    ------------   ------------
        Total Investment Income                                        33,618           3,455          31,214            900
                                                                 ------------    ------------    ------------   ------------
EXPENSES
   Investment Advisory Services                                           459              61           2,171             97
   Accounting & Transfer Agent Fees                                       275             124             610             16
   Custodian Fees                                                          68              19             206              9
   Legal Fees                                                              13               1               8              1
   Audit Fees                                                              19               1              18              1
   S&P 500 Fees                                                            40               2              --             --
   Shareholders' Reports                                                   21               1              20              1
   Trustees' Fees and Expenses                                             16               1              16              1
   Other                                                                   31               5              30              8
                                                                 ------------    ------------    ------------   ------------
        Total Expenses                                                    942             215           3,079            134
                                                                 ------------    ------------    ------------   ------------
   NET INVESTMENT INCOME (LOSS)                                        32,676           3,240          28,135            766
                                                                 ------------    ------------    ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold             (16,162)           (526)         33,983          9,820
   Net Realized Gain (Loss) on Futures                                  3,238          14,884              --             --
   Net Realized Gain (Loss) on Foreign Currency Transactions               --           1,046              --             --
   Net Realized Gain (Loss) on Swap Contracts                              --             760              --             --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        69,706            (916)        146,995         (8,416)
     Futures                                                           (1,348)        (12,146)             --             --
     Swap Contracts                                                        --            (932)             --             --
     Translation of Foreign Currency Denominated Amounts                   --            (251)             --             --
                                                                 ------------    ------------    ------------   ------------
   NET GAIN (LOSS)                                                     55,434           1,919         180,978          1,404
                                                                 ------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     88,110    $      5,159    $    209,113   $      2,170
                                                                 ============    ============    ============   ============

                 See accompanying Notes to Financial Statements.

                                                                   THE U.S.        THE U.S.        THE U.S.         THE DFA
                                                                  SMALL CAP         SMALL           MICRO        INTERNATIONAL
                                                                    VALUE            CAP             CAP             VALUE
                                                                    SERIES          SERIES          SERIES          SERIES
                                                                 ------------    ------------    ------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
        $0, $0, $0, and $6,624, respectively)                    $     30,927    $     10,397    $     11,991    $      59,004
   Interest                                                             1,022             279             376              243
   Income from Securities Lending                                       2,073           1,451           2,549            2,820
                                                                 ------------    ------------    ------------    -------------
        Total Investment Income                                        34,022          12,127          14,916           62,067
                                                                 ------------    ------------    ------------    -------------
EXPENSES
   Investment Advisory Services                                         6,438             365           1,631            3,260
   Accounting & Transfer Agent Fees                                       903             341             458              655
   Custodian Fees                                                         306             116             155              381
   Legal Fees                                                              26               5              10                8
   Audit Fees                                                              31              10              16               12
   Shareholders' Reports                                                   35              11              19               14
   Trustees' Fees and Expenses                                             26               8              14               10
   Other                                                                   48              18              27               42
                                                                 ------------    ------------    ------------    -------------
        Total Expenses                                                  7,813             874           2,330            4,382
                                                                 ------------    ------------    ------------    -------------
   NET INVESTMENT INCOME (LOSS)                                        26,209          11,253          12,586           57,685
                                                                 ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold             411,894          87,072         157,840           62,333
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --              --              --              (82)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      (462,336)       (134,361)       (252,417)         (67,392)
     Translation of Foreign Currency Denominated Amounts                   --              --              --             (654)
                                                                 ------------    ------------    ------------    -------------
   NET GAIN (LOSS)                                                    (50,442)        (47,289)        (94,577)          (5,795)
                                                                 ------------    ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $    (24,233)   $    (36,036)   $    (81,991)   $      51,890
                                                                 ============    ============    ============    =============

                 See accompanying Notes to Financial Statements.

                                                                                      THE         THE UNITED         THE
                                                                 THE JAPANESE     PACIFIC RIM      KINGDOM       CONTINENTAL
                                                                     SMALL           SMALL          SMALL           SMALL
                                                                    COMPANY         COMPANY        COMPANY         COMPANY
                                                                    SERIES          SERIES          SERIES          SERIES
                                                                 ------------    ------------    ------------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $474, $160,
     $0, and $1,905, respectively)                               $      6,294    $      6,272    $      6,108    $     11,783
   Interest                                                                73              45              55              83
   Income from Securities Lending                                       1,721             358              36             953
                                                                 ------------    ------------    ------------    ------------
        Total Investment Income                                         8,088           6,675           6,199          12,819
                                                                 ------------    ------------    ------------    ------------
EXPENSES
   Investment Advisory Services                                           366             168             214             382
   Accounting & Transfer Agent Fees                                       321             203             234             329
   Custodian Fees                                                         130              92              40             198
   Legal Fees                                                               2               1               1               2
   Audit Fees                                                               3               1               2               3
   Shareholders' Reports                                                    3               1               2               4
   Trustees' Fees and Expenses                                              2               1               1               3
   Other                                                                   11               5               6              12
                                                                 ------------    ------------    ------------    ------------
        Total Expenses                                                    838             472             500             933
                                                                 ------------    ------------    ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                         7,250           6,203           5,699          11,886
                                                                 ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold               5,269           4,275           4,575          15,308
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          (3)             46             (49)           (166)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        42,645         (17,021)         (1,088)         22,727
     Translation of Foreign Currency Denominated Amounts                 (204)             (8)             (5)           (120)
                                                                 ------------    ------------    ------------    ------------
   NET GAIN (LOSS)                                                     47,707         (12,708)          3,433          37,749
                                                                 ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     54,957    $     (6,505)   $      9,132    $     49,635
                                                                 ============    ============    ============    ============

                 See accompanying Notes to Financial Statements.

                                                                                    THE
                                                                      THE         EMERGING          THE DFA          THE DFA
                                                                   EMERGING        MARKETS         ONE-YEAR      TWO-YEAR GLOBAL
                                                                    MARKETS       SMALL CAP      FIXED INCOME     FIXED INCOME
                                                                    SERIES         SERIES           SERIES           SERIES
                                                                 ------------    ------------    ------------    ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,719,
     $438, $0, and $0, respectively)                             $     25,129    $      5,439              --                 --
   Interest                                                               121              42    $     28,277    $        26,070
                                                                 ------------    ------------    ------------    ---------------
        Total Investment Income                                        25,250           5,481          28,277             26,070
                                                                 ------------    ------------    ------------    ---------------
EXPENSES
   Investment Advisory Services                                           657             300             502                447
   Accounting & Transfer Agent Fees                                       407             187             225                392
   Custodian Fees                                                         713             231              86                 59
   Legal Fees                                                               4               1               9                  4
   Audit Fees                                                               5               1              10                  9
   Shareholders' Reports                                                    6               1              11                  9
   Trustees' Fees and Expenses                                              5               1               9                  7
   Other                                                                   22               6              18                 11
                                                                 ------------    ------------    ------------    ---------------
        Total Expenses                                                  1,819             728             870                938
                                                                 ------------    ------------    ------------    ---------------
   NET INVESTMENT INCOME (LOSS)                                        23,431           4,753          27,407             25,132
                                                                 ------------    ------------    ------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold               9,968           2,819          (4,906)            (6,009)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (877)            (94)             --              7,070
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                        61,977           3,620            (881)            (7,241)
     Translation of Foreign Currency Denominated Amounts                  (25)              4              --             (1,735)
   Deferred Thailand Capital Gains Tax                                    114              99              --                 --
                                                                 ------------    ------------    ------------    ---------------
   NET GAIN (LOSS)                                                     71,157           6,448          (5,787)            (7,915)
                                                                 ------------    ------------    ------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $     94,588    $     11,201    $     21,620    $        17,217
                                                                 ============    ============    ============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE U.S.                    THE ENHANCED
                                                         LARGE COMPANY              U.S. LARGE COMPANY
                                                            SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    32,676    $    65,462    $     3,240    $     2,781
  Net Realized Gain (Loss) on
    Investment Securities Sold                        (16,162)        (2,763)          (526)          (321)
  Net Realized Gain (Loss) on Futures                   3,238          9,374         14,884         13,917
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --          1,046         (1,063)
  Net Realized Gain (Loss) on
    Swap Contracts                                         --             --            760          1,633
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 69,706        317,965           (916)           277
    Translation of Foreign Currency
      Denominated Amounts                                  --             --           (251)           251
    Futures                                            (1,348)           714        (12,146)         1,966
    Swap Contracts                                         --             --           (932)         1,337
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          88,110        390,752          5,159         20,778
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                    --             --         (2,636)        (1,998)
  Net Short-Term Gains                                     --             --             --             --
  Net Long-Term Gains                                      --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                                --             --         (2,636)        (1,998)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                            --             --         54,561         73,871
  Shares Issued in Lieu of Cash
    Distributions                                          --             --          2,607          1,977
  Shares Redeemed                                          --             --        (10,791)       (14,326)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                     --             --         46,377         61,522
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       465,880        571,038             --             --
  Withdrawals                                        (169,785)      (468,868)            --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Transactions
    in Interest                                       296,095        102,170             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     384,205        492,922         48,900         80,302
NET ASSETS
  Beginning of Period                               3,493,919      3,000,997        221,780        141,478
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 3,878,124    $ 3,493,919    $   270,680    $   221,780
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         N/A            N/A          6,187          8,760
    Shares Issued in Lieu of
      Cash Distributions                                  N/A            N/A            293            234
    Shares Redeemed                                       N/A            N/A         (1,209)        (1,698)
                                                  -----------    -----------    -----------    -----------
                                                          N/A            N/A          5,271          7,296
                                                  ===========    ===========    ===========    ===========

                                                          THE U.S.                       THE U.S.
                                                       LARGE CAP VALUE                SMALL XM VALUE
                                                           SERIES                         SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    28,135    $    45,093    $       766    $     2,059
  Net Realized Gain (Loss) on
    Investment Securities Sold                         33,983         84,609          9,820         24,457
  Net Realized Gain (Loss) on Futures                      --             --             --             --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --             --             --
  Net Realized Gain (Loss) on
    Swap Contracts                                         --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                146,995        496,658         (8,416)        22,437
    Translation of Foreign Currency
      Denominated Amounts                                  --             --             --             --
    Futures                                                --             --             --             --
    Swap Contracts                                         --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         209,113        626,360          2,170         48,953
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (26,329)       (33,641)        (1,817)        (1,311)
  Net Short-Term Gains                                     --             --        (10,061)       (10,132)
  Net Long-Term Gains                                  (3,972)            --        (14,166)       (10,283)
                                                  -----------    -----------    -----------    -----------
        Total Distributions                           (30,301)       (33,641)       (26,044)       (21,726)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       677,006        857,913         13,390         59,251
  Shares Issued in Lieu of Cash
    Distributions                                      28,649         32,697         22,682         21,565
  Shares Redeemed                                     (16,249)       (74,078)       (28,095)       (80,125)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                689,406        816,532          7,977            691
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                            --             --             --             --
  Withdrawals                                              --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Transactions
    in Interest                                            --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     868,218      1,409,251        (15,897)        27,918
NET ASSETS
  Beginning of Period                               3,919,913      2,510,662        207,325        179,407
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 4,788,131    $ 3,919,913    $   191,428    $   207,325
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      35,683         50,791          1,168          5,275
    Shares Issued in Lieu of
      Cash Distributions                                1,509          1,939          2,007          2,056
    Shares Redeemed                                      (857)        (4,363)        (2,488)        (7,080)
                                                  -----------    -----------    -----------    -----------
                                                       36,335         48,367            687            251
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                          THE U.S.                      THE U.S.
                                                       SMALL CAP VALUE                  SMALL CAP
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    26,209    $    41,172    $    11,253    $    15,072
  Net Realized Gain (Loss) on
    Investment Securities Sold                        411,894        580,495         87,072        113,151
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --             --             --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                               (462,336)       685,887       (134,361)       180,068
                                                  -----------    -----------    -----------    -----------
    Translation of Foreign Currency
      Denominated Amounts                                  --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         (24,233)     1,307,554        (36,036)       308,291
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (35,770)       (18,623)       (10,150)       (10,116)
  Net Short-Term Gains                                (67,865)       (55,751)       (18,608)          (638)
  Net Long-Term Gains                                (512,161)      (300,806)       (94,497)            --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                          (615,796)      (375,180)      (123,255)       (10,754)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       532,840        896,415        279,725        890,063
  Shares Issued in Lieu of Cash
    Distributions                                     598,005        366,785        122,467         10,424
  Shares Redeemed                                    (190,228)      (418,726)       (62,485)      (345,420)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                940,617        844,474        339,707        555,067
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     300,588      1,776,848        180,416        852,604
NET ASSETS
  Beginning of Period                               6,294,902      4,518,054      2,321,090      1,468,486
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 6,595,490    $ 6,294,902    $ 2,501,506    $ 2,321,090
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      24,632         42,487         18,288         60,867
    Shares Issued in Lieu of Cash
     Distributions                                     27,569         18,895          7,940            728
    Shares Redeemed                                    (8,888)       (20,327)        (4,219)       (23,461)
                                                  -----------    -----------    -----------    -----------
                                                       43,313         41,055         22,009         38,134
                                                  ===========    ===========    ===========    ===========

                                                          THE U.S.                       THE DFA
                                                          MICRO CAP                INTERNATIONAL VALUE
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                   SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                      ENDED         ENDED           ENDED         ENDED
                                                     MAY 31,      NOV. 30,         MAY 31,      NOV. 30,
                                                      2005          2004            2005          2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    12,586    $    18,087    $    57,685    $    49,525
  Net Realized Gain (Loss) on
    Investment Securities Sold                        157,840        346,562         62,333        115,062
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --            (82)          (332)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                               (252,417)        92,588        (67,392)       436,284
                                                  -----------    -----------    -----------    -----------
    Translation of Foreign Currency
      Denominated Amounts                                  --             --           (654)           162
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         (81,991)       457,237         51,890        600,701
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (10,038)       (13,321)       (26,491)       (44,310)
  Net Short-Term Gains                                (50,131)       (35,169)        (2,493)            --
  Net Long-Term Gains                                (217,324)       (22,357)      (104,987)            --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                          (277,493)       (70,847)      (133,971)       (44,310)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       248,621        408,460        664,859        728,312
  Shares Issued in Lieu of Cash
    Distributions                                     269,889         67,549        131,569         42,852
  Shares Redeemed                                     (38,767)      (270,002)       (42,329)      (128,290)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                479,743        206,007        754,099        642,874
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     120,259        592,397        672,018      1,199,265
NET ASSETS
  Beginning of Period                               3,216,440      2,624,043      2,804,043      1,604,778
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 3,336,699    $ 3,216,440    $ 3,476,061    $ 2,804,043
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      22,962         37,622         41,322         51,724
    Shares Issued in Lieu of Cash
     Distributions                                     24,315          6,513          8,398          3,072
    Shares Redeemed                                    (3,546)       (24,725)        (2,638)        (9,358)
                                                  -----------    -----------    -----------    -----------
                                                       43,731         19,410         47,082         45,438
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                        THE JAPANESE                 THE PACIFIC RIM
                                                        SMALL COMPANY                 SMALL COMPANY
                                                           SERIES                        SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $     7,250    $     6,488    $     6,203    $     7,693
  Net Realized Gain (Loss) on
    Investment Securities Sold                          5,269          4,671          4,275          8,924
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          (3)           (28)            46             69
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 42,645        101,600        (17,021)        37,804
    Translation of Foreign Currency
      Denominated Amounts                                (204)           127             (8)            16
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          54,957        112,858         (6,505)        54,506
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       131,321        214,817         63,123         82,852
  Withdrawals                                          (6,380)        (6,242)        (5,548)       (11,124)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                          124,941        208,575         57,575         71,728
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     179,898        321,433         51,070        126,234
NET ASSETS
  Beginning of Period                                 605,132        283,699        282,999        156,765
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $   785,030    $   605,132    $   334,069    $   282,999
                                                  ===========    ===========    ===========    ===========

                                                      THE UNITED KINGDOM             THE CONTINENTAL
                                                         SMALL COMPANY                SMALL COMPANY
                                                            SERIES                       SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $     5,699    $     7,631    $    11,886    $    11,410
  Net Realized Gain (Loss) on
    Investment Securities Sold                          4,575          7,907         15,308         20,346
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                         (49)           (42)          (166)           114
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 (1,088)        56,621         22,727        139,855
    Translation of Foreign Currency
      Denominated Amounts                                  (5)           (12)          (120)           (20)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           9,132         72,105         49,635        171,705
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                        69,014        148,279        115,927         70,258
  Withdrawals                                          (2,780)        (3,538)        (3,314)       (35,726)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                           66,234        144,741        112,613         34,532
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                      75,366        216,846        162,248        206,237
NET ASSETS
  Beginning of Period                                 377,763        160,917        654,644        448,407
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $   453,129    $   377,763    $   816,892    $   654,644
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                                                                                          THE
                                                              THE                       EMERGING
                                                       EMERGING MARKETS             MARKETS SMALL CAP
                                                            SERIES                       SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    23,431    $    22,194    $     4,753    $     3,243
  Net Realized Gain (Loss) on
    Investment Securities Sold                          9,968             84          2,819         10,731
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        (877)        (1,491)           (94)          (378)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                 61,977        245,707          3,620         35,801
    Translation of Foreign Currency
      Denominated Amounts                                 (25)            61              4             42
    Deferred Thailand Capital Gains Tax                   114           (985)            99            410
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          94,588        265,570         11,201         49,849
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                                    --             --             --             --
  Net Short-Term Gains                                     --             --             --             --
  Net Long-Term Gains                                      --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Distributions                                --             --             --             --
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                            --             --             --             --
  Shares Issued in Lieu of
    Cash Distributions                                     --             --             --             --
  Shares Redeemed                                          --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                     --             --             --             --
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                       181,980        377,916         94,933         89,119
  Withdrawals                                         (32,397)       (90,785)        (3,002)       (18,847)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                          149,583        287,131         91,931         70,272
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     244,171        552,701        103,132        120,121
NET ASSETS
  Beginning of Period                               1,160,262        607,561        237,865        117,744
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 1,404,433    $ 1,160,262    $   340,997    $   237,865
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         N/A            N/A            N/A            N/A
    Shares Issued in Lieu of
      Cash Distributions                                  N/A            N/A            N/A            N/A
    Shares Redeemed                                       N/A            N/A            N/A            N/A
                                                  -----------    -----------    -----------    -----------
                                                          N/A            N/A            N/A            N/A
                                                  ===========    ===========    ===========    ===========

                                                            THE DFA                      THE DFA
                                                        ONE-YEAR FIXED               TWO-YEAR GLOBAL
                                                         INCOME SERIES             FIXED INCOME SERIES
                                                  --------------------------    --------------------------
                                                  SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    MAY 31,       NOV. 30,        MAY 31,       NOV. 30,
                                                     2005           2004           2005           2004
                                                  -----------    -----------    -----------    -----------
                                                  (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                    $    27,407    $    28,887    $    25,132    $    29,405
  Net Realized Gain (Loss) on
    Investment Securities Sold                         (4,906)        (4,145)        (6,009)        (6,273)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                          --             --          7,070         (7,224)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency                                   (881)        (4,638)        (7,241)        (2,216)
    Translation of Foreign Currency
      Denominated Amounts                                  --             --         (1,735)         1,735
    Deferred Thailand Capital Gains Tax                    --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                          21,620         20,104         17,217         15,427
                                                  -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                               (24,672)       (26,750)       (14,818)       (21,943)
  Net Short-Term Gains                                     --         (9,586)            --        (13,106)
  Net Long-Term Gains                                      --           (172)            --           (354)
                                                  -----------    -----------    -----------    -----------
        Total Distributions                           (24,672)       (36,508)       (14,818)       (35,403)
                                                  -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                                       581,179        818,007        202,753        536,479
  Shares Issued in Lieu of
    Cash Distributions                                 23,594         34,532         14,792         35,234
  Shares Redeemed                                    (250,270)      (552,025)       (42,843)       (40,215)
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from Capital
    Share Transactions                                354,503        300,514        174,702        531,498
                                                  -----------    -----------    -----------    -----------
Transactions in Interest:
  Contributions                                            --             --             --             --
  Withdrawals                                              --             --             --             --
                                                  -----------    -----------    -----------    -----------
  Net Increase (Decrease) from
    Transactions in Interest                               --             --             --             --
                                                  -----------    -----------    -----------    -----------
        Total Increase (Decrease)                     351,451        284,110        177,101        511,522
NET ASSETS
  Beginning of Period                               1,739,484      1,455,374      1,707,132      1,195,610
                                                  -----------    -----------    -----------    -----------
  End of Period                                   $ 2,090,935    $ 1,739,484    $ 1,884,233    $ 1,707,132
                                                  ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                      58,240         81,382         20,360         53,400
    Shares Issued in Lieu of
      Cash Distributions                                2,367          3,445          1,489          3,515
    Shares Redeemed                                   (25,086)       (54,998)        (4,300)        (3,974)
                                                  -----------    -----------    -----------    -----------
                                                       35,521         29,829         17,549         52,941
                                                  ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE U.S. LARGE COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
   Return of Capital                               --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.44%#        12.77%         15.05%        (16.59)%        (12.30)%         (4.25)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,878,124    $ 3,493,919    $ 3,000,997    $ 2,623,557     $ 2,831,650     $ 3,138,812
Ratio of Expenses to Average Net
   Assets                                        0.05%*         0.05%          0.05%          0.05%           0.05%           0.06%
Ratio of Net Investment Income to
   Average Net Assets                            1.78%*         1.99%          1.75%          1.53%           1.26%           1.12%
Portfolio Turnover Rate                             3%#            2%             8%            11%              8%              8%

                                                                   THE ENHANCED U.S. LARGE COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $      8.83    $      7.94    $      6.97    $      8.41     $      9.92     $     13.03
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.16           0.08           0.15           0.18            0.44            1.18
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.02           0.91           0.93          (1.46)          (1.57)          (1.62)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.18           0.99           1.08          (1.28)          (1.13)          (0.44)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.10)         (0.10)         (0.11)         (0.16)          (0.06)          (1.30)
   Net Realized Gains                              --             --             --             --              --           (1.37)
   Return of Capital                               --             --             --             --           (0.32)             --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.10)         (0.10)         (0.11)         (0.16)          (0.38)          (2.67)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $      8.91    $      8.83    $      7.94    $      6.97     $      8.41     $      9.92
==================================================================================================================================
Total Return                                     2.07%#        12.50%         15.71%        (15.34)%        (11.66)%          4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   270,680    $   221,780    $   141,478    $   101,407     $    90,801     $    89,927
Ratio of Expenses to Average Net
   Assets                                        0.18%*         0.18%          0.18%          0.18%           0.19%           0.19%
Ratio of Net Investment Income to
   Average Net Assets                            2.67%*         1.59%          1.44%          2.61%           4.37%           5.26%
Portfolio Turnover Rate                            45%#          125%           138%           183%            122%             71%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     18.55    $     15.41    $     13.01    $     14.44     $     14.71     $     17.79
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.12           0.23           0.21           0.20            0.25            0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.80           3.09           2.41          (1.43)           1.25            0.04
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.92           3.32           2.62          (1.23)           1.50            0.37
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.12)         (0.18)         (0.22)         (0.20)          (0.27)          (0.32)
   Net Realized Gains                           (0.02)            --             --             --           (1.50)          (3.13)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.14)         (0.18)         (0.22)         (0.20)          (1.77)          (3.45)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     19.33    $     18.55    $     15.41    $     13.01     $     14.44     $     14.71
==================================================================================================================================
Total Return                                     4.97%#        21.68%         20.34%         (8.64)%         10.97%           3.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 4,788,131    $ 3,919,913    $ 2,510,662    $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average Net Assets          0.14%*         0.15%          0.15%          0.15%           0.15%           0.16%
Ratio of Net Investment Income to
   Average Net Assets                            1.30%*         1.41%          1.62%          1.49%           1.66%           2.20%
Portfolio Turnover Rate                             3%#            7%             7%             9%              6%             26%

                                                                    THE U.S. SMALL XM VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     12.81    $     11.26    $      9.08    $     10.21     $      8.95     $      9.03
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.05           0.12           0.24           0.10            0.15            0.15
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.09           2.73           2.90           0.14            1.88            0.15
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.14           2.85           3.14           0.24            2.03            0.30
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.11)         (0.08)         (0.07)         (0.10)          (0.14)          (0.15)
   Net Realized Gains                           (1.49)         (1.22)         (0.89)         (1.27)          (0.63)          (0.23)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (1.60)         (1.30)         (0.96)         (1.37)          (0.77)          (0.38)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     11.35    $     12.81    $     11.26    $      9.08     $     10.21     $      8.95
==================================================================================================================================
Total Return                                     1.19%#        27.86%         38.88%          2.17%          24.10%           3.42%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   191,428    $   207,325    $   179,407    $   804,555     $   793,190     $   801,368
Ratio of Expenses to Average Net Assets          0.14%*         0.13%          0.13%          0.13%           0.13%           0.13%
Ratio of Net Investment Income to
   Average Net Assets                            0.79%*         1.03%          0.89%          1.04%           1.32%           2.03%
Portfolio Turnover Rate                           14%#            38%            43%            34%              8%             26%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                    THE U.S. SMALL CAP VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     23.78    $     20.20    $     15.04    $     16.54     $     16.47     $     17.16
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.09           0.16           0.12           0.11            0.15            0.16
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.15)          5.09           6.29           0.11            3.15            0.97
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.06)          5.25           6.41           0.22            3.30            1.13
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.13)         (0.08)         (0.12)         (0.11)          (0.15)          (0.16)
   Net Realized Gains                           (2.18)         (1.59)         (1.13)         (1.61)          (3.08)          (1.66)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (2.31)         (1.67)         (1.25)         (1.72)          (3.23)          (1.82)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     21.41    $     23.78    $     20.20    $     15.04     $     16.54     $     16.47
==================================================================================================================================
Total Return                                    (0.36)%#       27.87%         46.31%          1.05%          23.86%           7.29%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 6,595,490    $ 6,294,902    $ 4,518,054    $ 3,148,780     $ 3,039,844     $ 2,711,041
Ratio of Expenses to Average Net Assets          0.24%*         0.25%          0.25%          0.25%           0.25%           0.25%
Ratio of Net Investment Income to
   Average Net Assets                            0.82%*         0.78%          0.75%          0.70%           0.86%           0.92%
Portfolio Turnover Rate                            14%#           26%            35%            30%             13%             32%

                                                                       THE U.S. SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.09    $     13.84    $      9.93    $     11.08     $     11.67     $     12.24
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.07           0.12           0.08           0.09            0.10            0.11
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.28)          2.22           3.92          (1.00)           1.24            0.65
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.21)          2.34           4.00          (0.91)           1.34            0.76
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.07)         (0.08)         (0.09)         (0.10)          (0.10)          (0.11)
   Net Realized Gains                           (0.77)         (0.01)            --          (0.14)          (1.83)          (1.22)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.84)         (0.09)         (0.09)         (0.24)          (1.93)          (1.33)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.04    $     16.09    $     13.84    $      9.93     $     11.08     $     11.67
==================================================================================================================================
Total Return                                    (1.43)%#       16.99%         40.32%         (8.42)%         13.08%           6.48%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,501,506    $ 2,321,090    $ 1,468,486    $   851,901     $   991,082     $   768,151
Ratio of Expenses to
   Average Net Assets                            0.07%*         0.07%          0.08%          0.08%           0.08%           0.08%
Ratio of Net Investment
   Income to Average
   Net Assets                                    0.93%*         0.85%          0.84%          0.81%           0.94%           0.99%
Portfolio Turnover Rate                             9%#           16%            16%            34%             13%             38%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                        THE U.S. MICRO CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     11.92    $     10.48    $      7.11    $      7.50     $      8.19     $      9.55
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.04           0.07           0.05           0.04            0.07            0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.29)          1.65           3.47          (0.25)           1.07            0.46
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations            (0.25)          1.72           3.52          (0.21)           1.14            0.53
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.04)         (0.05)         (0.05)         (0.05)          (0.06)          (0.07)
   Net Realized Gains                           (0.99)         (0.23)         (0.10)         (0.13)          (1.77)          (1.82)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (1.03)         (0.28)         (0.15)         (0.18)          (1.83)          (1.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     10.64    $     11.92    $     10.48    $      7.11     $      7.50     $      8.19
==================================================================================================================================
Total Return                                    (2.51)%#       16.83%         50.34%         (2.96)%         17.66%           5.82%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,336,699    $ 3,216,440    $ 2,624,043    $ 1,611,189     $ 1,616,114     $ 1,443,726
Ratio of Expenses to Average Net Assets          0.14%*         0.15%          0.15%          0.15%           0.15%           0.15%
Ratio of Net Investment Income to
   Average Net Assets                            0.77%*         0.64%          0.68%          0.58%           0.88%           0.76%
Portfolio Turnover Rate                            10%#           27%            19%            19%             14%             37%

                                                                       THE DFA INTERNATIONAL VALUE SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     16.04    $     12.40    $      9.33    $     10.15     $     12.07     $     13.18
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.27           0.33           0.27           0.24            0.27            0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                    0.10           3.61           3.06          (0.78)          (1.49)          (0.31)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.37           3.94           3.33          (0.54)          (1.22)          (0.04)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.15)         (0.30)         (0.25)         (0.25)          (0.27)          (0.26)
   Net Realized Gains                           (0.60)            --          (0.01)         (0.03)          (0.43)          (0.81)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.75)         (0.30)         (0.26)         (0.28)          (0.70)          (1.07)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     15.66    $     16.04    $     12.40    $      9.33     $     10.15     $     12.07
==================================================================================================================================
Total Return                                     2.31%#        32.15%         36.24%         (5.53)%        (10.75)%         (0.51)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 3,476,061    $ 2,804,043    $ 1,604,778    $ 1,125,467     $ 1,208,100     $ 1,553,481
Ratio of Expenses to Average Net Assets          0.27%*         0.28%          0.30%          0.30%           0.29%           0.29%
Ratio of Net Investment Income to
   Average Net Assets                            3.55%*         2.35%          2.61%          2.36%           2.32%           2.13%
Portfolio Turnover Rate                             5%#           15%            14%            18%              6%              9%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                       THE JAPANESE SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.94%#        32.73%         47.87%         (9.62)%        (13.51)%         (9.93)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   785,030    $   605,132    $   283,699    $   195,047     $   196,187     $   196,118
Ratio of Expenses to Average Net Assets          0.23%*         0.27%          0.28%          0.27%           0.28%           0.27%
Ratio of Net Investment Income to
  Average Net Assets                             1.99%*         1.45%          1.41%          1.26%           1.41%           1.38%
Portfolio Turnover Rate                             2%#            5%            16%             5%              9%              6%

                                                                      THE PACIFIC RIM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                    (1.72)%#       27.40%         61.47%          7.28%           2.84%         (10.99)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   334,069    $   282,999    $   156,765    $   121,637     $   130,554     $   131,888
Ratio of Expenses to Average Net Assets          0.28%*         0.32%          0.31%          0.32%           0.28%           0.29%
Ratio of Net Investment Income to
  Average Net Assets                             3.71%*         3.82%          3.35%          3.77%           3.69%           4.10%
Portfolio Turnover Rate                             3%#           11%            15%            26%             10%              7%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                      THE UNITED KINGDOM SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     2.57%#        29.68%         44.65%         (4.67)%         (4.89)%         (6.18)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   453,129    $   377,763    $   160,917    $    98,899     $    96,741     $   109,806
Ratio of Expenses to Average Net Assets          0.23%*         0.27%          0.26%          0.26%           0.27%           0.26%
Ratio of Net Investment Income to
   Average Net Assets                            2.67%*         2.70%          3.25%          3.03%           2.86%           3.06%
Portfolio Turnover Rate                             5%#            7%             7%             6%             14%             11%

                                                                     THE CONTINENTAL SMALL COMPANY SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     7.81%#        36.57%         52.86%          3.22%          (5.43)%          2.67%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   816,892    $   654,644    $   448,407    $   263,068     $   210,337     $   226,724
Ratio of Expenses to Average Net Assets          0.24%*         0.26%          0.30%          0.31%           0.30%           0.28%
Ratio of Net Investment Income to
   Average Net Assets                            3.12%*         2.09%          2.49%          2.22%           2.73%           2.36%
Portfolio Turnover Rate                             3%#            9%            11%            12%             12%              9%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                          THE EMERGING MARKETS SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     8.09%#        35.47%         39.67%          2.10%          (8.54)%        (22.30)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,404,433    $ 1,160,262    $   607,561    $   343,193     $   307,720     $   296,726
Ratio of Expenses to Average Net Assets          0.28%*         0.31%          0.34%          0.34%           0.46%           0.46%
Ratio of Net Investment Income to
   Average Net Assets                            3.58%*         2.63%          2.23%          1.64%           1.94%           1.33%
Portfolio Turnover Rate                             2%#            2%             1%             8%              6%             12%

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                    --             --             --             --              --              --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                      --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations               --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                           --             --             --             --              --              --
   Net Realized Gains                              --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                            --             --             --             --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A+           N/A+           N/A+           N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                     5.38%#        35.22%         52.80%         13.07%          (9.55)%        (23.28)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   340,997    $   237,865    $   117,744    $    40,379     $    34,687     $    32,572
Ratio of Expenses to Average Net Assets          0.49%*         0.52%          0.54%          0.51%           0.63%           0.66%
Ratio of Net Investment Income to
   Average Net Assets                            3.17%*         1.93%          2.44%          2.03%           2.17%           1.69%
Portfolio Turnover Rate                             2%#           11%             6%            16%             14%             20%

*    Annualized
#    Non-annualized
N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE DFA ONE-YEAR FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $     10.00    $     10.10    $     10.19    $     10.11     $     10.01     $      9.97
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.13           0.16           0.15           0.27            0.49            0.60
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.02)         (0.04)          0.04           0.09            0.13            0.04
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.11           0.12           0.19           0.36            0.62            0.64
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.12)         (0.15)         (0.16)         (0.28)          (0.52)          (0.60)
   Net Realized Gains                              --          (0.07)         (0.12)            --              --              --
   Return of Capital                               --             --             --             --              --              --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.12)         (0.22)         (0.28)         (0.28)          (0.52)          (0.60)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $      9.99    $     10.00    $     10.10    $     10.19     $     10.11     $     10.01
==================================================================================================================================
Total Return                                     1.15%#         1.21%          1.95%          3.57%           6.33%           6.63%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,090,935    $ 1,739,484    $ 1,455,374    $   992,829     $   739,657     $   841,506
Ratio of Expenses to Average Net Assets          0.09%*         0.09%          0.09%          0.09%           0.09%           0.09%
Ratio of Net Investment Income to
   Average Net Assets                            2.74%*         1.63%          1.51%          2.65%           4.89%           6.07%
Portfolio Turnover Rate                            39%#          154%           143%           154%             55%             35%

                                                                     THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR           YEAR           YEAR            YEAR            YEAR
                                             ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
                                            MAY 31,       NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                             2005           2004           2003           2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period      $      9.99    $     10.13    $     10.22    $     10.03     $      9.70     $     10.11
                                          -----------    -----------    -----------    -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.17           0.12           0.25           0.30            0.44            0.84
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                   (0.08)            --          (0.01)          0.16            0.22           (0.23)
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total From Investment Operations             0.09           0.12           0.24           0.46            0.66            0.61
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.08)         (0.15)         (0.19)         (0.27)          (0.14)          (1.02)
   Net Realized Gains                              --          (0.11)         (0.14)            --              --              --
   Return of Capital                               --             --             --             --           (0.19)             --
                                          -----------    -----------    -----------    -----------     -----------     -----------
    Total Distributions                         (0.08)         (0.26)         (0.33)         (0.27)          (0.33)          (1.02)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $     10.00    $      9.99    $     10.13    $     10.22     $     10.03     $      9.70
==================================================================================================================================
Total Return                                     0.95%#         1.22%          2.36%          4.60%           6.91%           6.30%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 1,884,233    $ 1,707,132    $ 1,195,610    $   799,308     $   596,209     $   518,518
Ratio of Expenses to Average Net Assets          0.11%*         0.11%          0.13%          0.14%           0.15%           0.15%
Ratio of Net Investment Income to
   Average Net Assets                            2.82%*         1.96%          1.78%          3.20%           4.54%           5.03%
Portfolio Turnover Rate                            39%#          131%           144%           138%            113%             73%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At May 31, 2005, the Trust consisted of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

      The Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                             0.025 of 1%
          The Enhanced U.S. Large Company Series                     0.05 of 1%
          The U.S. Large Cap Value Series                            0.10 of 1%
          The U.S. Small XM Value Series                             0.10 of 1%
          The U.S. Small Cap Value Series                            0.20 of 1%
          The U.S. Small Cap Series                                  0.03 of 1%
          The U.S. Micro Cap Series                                  0.10 of 1%
          The DFA International Value Series                         0.20 of 1%
          The Japanese Small Company Series                          0.10 of 1%
          The Pacific Rim Small Company Series                       0.10 of 1%
          The United Kingdom Small Company Series                    0.10 of 1%
          The Continental Small Company Series                       0.10 of 1%
          The Emerging Markets Series                                0.10 of 1%
          The Emerging Markets Small Cap Series                      0.20 of 1%
          The DFA One-Year Fixed Income Series                       0.05 of 1%
          The DFA Two-Year Global Fixed Income Series                0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                              $  58,041
          The Enhanced U.S. Large Company Series                         3,773
          The U.S. Large Cap Value Series                               67,547
          The U.S. Small XM Value Series                                 3,144
          The U.S. Small Cap Value Series                              103,173
          The U.S. Small Cap Series                                     38,856
          The U.S. Micro Cap Series                                     52,450
          The DFA International Value Series                            50,660
          The Japanese Small Company Series                             11,236
          The Pacific Rim Small Company Series                           5,339
          The United Kingdom Small Company Series                        6,759
          The Continental Small Company Series                          11,761
          The Emerging Markets Series                                   20,595
          The Emerging Markets Small Cap Series                          4,565
          The DFA One-Year Fixed Income Series                          31,190
          The DFA Two-Year Global Fixed Income Series                   27,975

E. PURCHASE AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                        U.S. GOVERNMENT          OTHER INVESTMENT
                                                                          SECURITIES                SECURITIES
                                                                    ----------------------   ------------------------
                                                                    PURCHASES     SALES        PURCHASES     SALES
                                                                    ---------   ----------   ------------  ----------
The U.S. Large Company Series                                              --           --   $    423,290  $   99,310
The Enhanced U.S. Large Company Series                              $  31,958   $   10,952         74,911      53,635
The U.S. Large Cap Value Series                                            --           --        765,051     122,559
The U.S. Small XM Value Series                                             --           --         26,840      42,826
The U.S. Small Cap Value Series                                            --           --      1,199,579     915,320
The U.S. Small Cap Series                                                  --           --        437,486     209,714
The U.S. Micro Cap Series                                                  --           --        542,965     330,868
The DFA International Value Series                                         --           --        843,507     165,589
The Japanese Small Company Series                                          --           --        148,731      11,669
The Pacific Rim Small Company Series                                       --           --         76,340       9,687
The United Kingdom Small Company Series                                    --           --         88,705      19,689
The Continental Small Company Series                                       --           --        151,068      25,106
The Emerging Markets Series                                                --           --        183,827      32,326
The Emerging Markets Small Cap Series                                      --           --        104,948       6,200
The DFA One-Year Fixed Income Series                                  283,506      216,474        555,081     246,265
The DFA Two-Year Global Fixed Income Series                           170,861      185,092        704,272     492,688

F.  FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their respective partners.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                                               ORDINARY
                                                                              INCOME AND
                                                                              SHORT-TERM       LONG-TERM
                                                                             CAPITAL GAINS   CAPITAL GAINS     TOTAL
                                                                             -------------   -------------   ----------
The Enhanced U.S. Large Company Series
2004                                                                         $       1,998              --   $    1,998
2003                                                                                 1,810              --        1,810

The U.S. Large Cap Value Series
2004                                                                                33,641              --       33,641
2003                                                                                31,464              --       31,464

                                                                        ORDINARY
                                                                       INCOME AND
                                                                       SHORT-TERM       LONG-TERM
                                                                      CAPITAL GAINS   CAPITAL GAINS       TOTAL
                                                                      -------------   -------------   -------------
The U.S. Small XM Value Series
2004                                                                  $      11,443   $      10,283   $      21,726
2003                                                                          2,339          78,781          81,120

The U.S. Small Cap Value Series
2004                                                                         74,374         300,806         375,180
2003                                                                         26,137         230,313         256,450

The U.S. Small Cap Series
2004                                                                         10,754              --          10,754
2003                                                                          8,820              --           8,820

The U.S. Micro Cap Series
2004                                                                         48,490          22,357          70,847
2003                                                                         12,775          22,183          34,958

The DFA International Value Series
2004                                                                         44,310              --          44,310
2003                                                                         30,082           1,177          31,259

The DFA One-Year Fixed Income Series
2004                                                                         36,362             146          36,508
2003                                                                         31,733              10          31,743

The DFA Two-Year Global Fixed Income Series
2004                                                                         35,086             317          35,403
2003                                                                         17,698          10,965          28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                        TOTAL NET
                                                      UNDISTRIBUTED                                   DISTRIBUTABLE
                                                           NET        UNDISTRIBUTED      CAPITAL        EARNINGS
                                                       INVESTMENT       LONG-TERM         LOSS        (ACCUMULATED
                                                         INCOME       CAPITAL GAINS    CARRYFORWARD       LOSS)
                                                      -------------   -------------   -------------   -------------
The Enhanced U.S. Large Company Series                $       1,842              --   $     (11,188)  $      (9,346)
The U.S. Large Cap Value Series                              13,203   $       3,947              --          17,150
The U.S. Small XM Value Series                               11,290          14,101              --          25,391
The U.S. Small Cap Value Series                              92,387         511,749              --         604,136
The U.S. Small Cap Series                                    23,732          94,427              --         118,159
The U.S. Micro Cap Series                                    54,927         216,958              --         271,885
The DFA International Value Series                           22,727         104,819              --         127,546
The DFA One-Year Fixed Income Series                          3,162              --          (4,145)           (983)
The DFA Two-Year Global Fixed Income Series                   4,286              --          (6,273)         (1,987)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                               EXPIRES ON NOVEMBER 30,
                                                                               -----------------------
                                                                                  2010          2012       TOTAL
                                                                               -----------   ---------   ----------
The Enhanced U.S. Large Company Series                                         $   11,188           --   $   11,188
The DFA One-Year Fixed Income Series                                                   --    $   4,145        4,145
The DFA Two-Year Global Fixed Income Series                                            --        6,273        6,273

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the following Series' had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                MARK TO MARKET   REALIZED GAINS
                                                                                --------------   --------------
The DFA International Value Series                                              $   10,083,171   $   12,003,955
The Japanese Small Company Series                                                    3,639,564           92,868
The Pacific Rim Small Company Series                                                 1,131,373        1,633,733
The United Kingdom Small Company Series                                              1,424,643           32,840
The Continental Small Company Series                                                 3,269,647        1,120,728
The Emerging Markets Series                                                          2,976,502          318,491
The Emerging Markets Small Cap Series                                                  214,365          435,517

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                                       NET
                                                                                                                    UNREALIZED
                                                                    FEDERAL        UNREALIZED      UNREALIZED      APPRECIATION/
                                                                    TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                                 -------------    ------------   --------------   -------------
The U.S. Large Company Series                                    $   3,395,166    $  1,107,748   $     (400,895)  $     706,853
The Enhanced U.S. Large Company Series                                 270,875             144           (1,070)           (926)
The U.S. Large Cap Value Series                                      3,977,265       1,216,187         (229,627)        986,560
The U.S. Small XM Value Series                                         188,686          31,429          (26,259)          5,170
The U.S. Small Cap Value Series                                      5,739,649       1,627,915         (585,236)      1,042,679
The U.S. Small Cap Series                                            2,388,147         538,573         (308,350)        230,223
The U.S. Micro Cap Series                                            2,910,535       1,022,374         (426,599)        595,775
The DFA International Value Series                                   3,763,356         692,851          (91,304)        601,547
The Japanese Small Company Series                                      998,112         125,118         (116,956)          8,162
The Pacific Rim Small Company Series                                   395,866          71,148          (65,001)          6,147
The United Kingdom Small Company Series                                376,376         125,938          (30,226)         95,712
The Continental Small Company Series                                   724,615         315,673          (34,206)        281,467
The Emerging Markets Series                                            982,065         469,044          (63,451)        405,593
The Emerging Markets Small Cap Series                                  283,589          84,408          (26,370)         58,038
The DFA One-Year Fixed Income Series                                 2,094,206             573           (9,008)         (8,435)
The DFA Two-Year Global Fixed Income Series                          1,875,204           1,634          (14,809)        (13,175)

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                                   ACCUMULATED                  APPRECIATION
                                                  NET REALIZED                 (DEPRECIATION)
                                                   GAIN (LOSS)                 OF INVESTMENT
                                     ACCUMULATED  OF INVESTMENT   ACCUMULATED    SECURITIES,    UNREALIZED
                                         NET       SECURITIES,   NET REALIZED     FUTURES,     NET FOREIGN
                                      INVESTMENT   FUTURES AND      FOREIGN    SWAP CONTRACTS    EXCHANGE                NUMBER OF
                           PAID-IN      INCOME         SWAP        EXCHANGE      AND FOREIGN       GAIN      TOTAL NET    SHARES
                           CAPITAL      (LOSS)      CONTRACTS     GAIN (LOSS)     CURRENCY        (LOSS)      ASSETS     AUTHORIZED
                         ----------- -----------  -------------  ------------  --------------  -----------  -----------  ----------
The Enhanced U.S. Large
  Company Series         $   275,826 $       564  $      (3,280) $      1,046  $       (3,476)          --  $   270,680  Unlimited
The U.S. Large Cap Value
  Series                   3,752,794      14,963         33,814            --         986,560           --    4,788,131  Unlimited
The U.S. Small XM Value
  Series                     176,606        (249)         9,794            --           5,277           --      191,428  Unlimited
The U.S. Small Cap Value
  Series                   5,126,701      13,820        409,701            --       1,045,268           --    6,595,490  Unlimited
The U.S. Small Cap Series  2,178,692       6,252         83,430            --         233,132           --    2,501,506  Unlimited
The U.S. Micro Cap Series  2,575,996       7,255        156,433            --         597,015           --    3,336,699  Unlimited
The DFA International
  Value Series             2,771,495      49,058         54,235           (82)        601,647  $      (292)   3,476,061  Unlimited
The DFA One-Year Fixed
  Income Series            2,102,449       5,922         (9,102)           --          (8,334)          --    2,090,935  Unlimited
The DFA Two-Year Global
  Fixed Income Series      1,889,729      12,985        (12,376)        7,070         (13,175)          --    1,884,233  Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2005, there were no outstanding forward foreign currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the six months ended May 31, 2005, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At May 31, 2005, Large Company had outstanding 260 long futures contracts on the S&P 500 Index, all of which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $77,499,500, which resulted in an unrealized gain of $1,607,600. Approximately $4,160,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At May 31, 2005, Enhanced had outstanding 845 long futures contracts on the S&P 500 Index which expire on June 17, 2005. The value of such contracts on May 31, 2005 was $251,873,375, which resulted in an unrealized loss of $3,301,225. The securities in Enhanced have been segregated as collateral for the open futures contracts.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At May 31, 2005, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 15, 2005 (which represents approximately 6% of the net assets of Enhanced), terminating on October 15, 2005. The notional value of the swap was $17,139,300 and Enhanced had recorded net unrealized appreciation of $714,809, owed to Enhanced as of May 31, 2005. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.07% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                             WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                              AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                           INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                           -------------  ------------  -----------  --------  ---------------
The U.S. Small XM Value Series                      3.34% $  2,582,295           21  $  5,030  $     4,910,000
The DFA International Value Series                  3.76%      241,250            1        25          241,250
The Japanese Small Company Series                   3.15%      200,000            1        18          200,000
The Pacific Rim Small Company Series                3.76%      300,000            4       125          300,000
The United Kingdom Small Company Series             3.49%    2,053,000            4       797        2,700,000

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest. There were no other outstanding borrowings under the line of credit at May 31, 2005.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Trust under the line of credit during the six months ended May 31, 2005.

J.  SECURITIES LENDING:

     As of May 31, 2005, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

          The U.S. Large Company Series                                 $     23
          The U.S. Large Cap Value Series                                    126
          The U.S. Small XM Value Series                                      10
          The U.S. Small Cap Value Series                                    514
          The U.S. Small Cap Series                                          363
          The U.S. Micro Cap Series                                          637
          The DFA International Value Series                               1,219
          The Japanese Small Company Series                                  740
          The Pacific Rim Small Company Series                               154
          The United Kingdom Small Company Series                             16
          The Continental Small Company Series                               408

K.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "December Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

     Prior to the December Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the December Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including:
(i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of most Funds compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the DFA Real Estate Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, U.S. Micro Cap Series, U.S. Small Cap Series, DFA One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

NEW EMERGING MARKETS CORE EQUITY PORTFOLIO

     At the Board meeting on March 23, 2005 (the " March Meeting"), the Board of Directors of the DFA Investment Dimensions Group Inc. considered the approval of the Advisory Agreement between the Fund and the Advisor for the Emerging Markets Core Equity Portfolio (the "Core Equity Portfolio"), a new portfolio.

     At the March Meeting, the Board considered a number of factors when considering the approval of the Advisory Agreement for the Core Equity Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Core Equity Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Core Equity Portfolio; (iv) the profitability realized by the Advisor from the relationship with the Core Equity Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Core Equity Portfolio as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged;
(vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Core Equity Portfolio.

     When considering the nature, extent and quality of the services that will be provided by the Advisor to the Core Equity Portfolio, the Board reviewed the experience and expertise of Advisor's investment professionals that will furnish management services to the Core Equity Portfolio. The Board also evaluated the Advisor's investment advisory capabilities (as had been discussed at the December Meeting) and the portfolio management process described for the Core Equity Portfolio. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Core Equity Portfolio appeared to be consistent with the Core Equity Portfolio's anticipated operational requirements.

     The Board also considered the proposed fees and anticipated expenses for the Core Equity Portfolio and compared the fees to be charged by the Advisor to the fees charged by the Advisor to other relevant Funds, and to the funds in its anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Core Equity Portfolio appeared to compare favorably to expected peer funds, and that the proposed advisory fee was fair, both on an absolute basis and in comparison with funds likely to be in the peer group. The Board also concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Core Equity Portfolio, at the present time.

     The Board also noted that, as the Core Equity Portfolio had not yet commenced investment operations, there was no investment performance for either the Core Equity Portfolio or the Advisor in managing the Core Equity Portfolio for the Board to evaluate; however, the Board noted its analysis at the December Meeting of similar investment products that are managed by the Advisor. Furthermore, the Board noted that the Advisor had not realized any profitability from its relationship with the Core Equity Portfolio because the Core Equity Portfolio had not yet commenced investment operations.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for the Core Equity Portfolio was in the best interests of the Portfolio and its shareholders.

                      DFA Investment Dimensions Group Inc.

                        Emerging Markets Value Portfolio

                                       and

                  Dimensional Emerging Markets Value Fund Inc.

                               Semi-Annual Report

                          Six Months Ended May 31, 2005
                                   (Unaudited)

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO

     Disclosure of Fund Expenses                                                   1
     Disclosure of Portfolio Holdings                                              2
     Statement of Assets and Liabilities                                           3
     Statement of Operations                                                       4
     Statements of Changes in Net Assets                                           5
     Financial Highlights                                                          6
     Notes to Financial Statements                                                 7

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Disclosure of Fund Expenses                                                   10
     Disclosure of Portfolio Holdings                                              11
     Summary Schedule of Portfolio Holdings                                        12
     Statement of Assets and Liabilities                                           17
     Statement of Operations                                                       18
     Statements of Changes in Net Assets                                           19
     Financial Highlights                                                          20
     Notes to Financial Statements                                                 21

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                        25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT                                    26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                            FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005
EXPENSE TABLE
                                         BEGINNING       ENDING                        EXPENSES
                                          ACCOUNT        ACCOUNT     ANNUALIZED         PAID
                                           VALUE          VALUE        EXPENSE         DURING
                                         12/01/04       05/31/05        RATIO          PERIOD*
                                       ------------   ------------   ------------    ------------
Actual Fund Return                     $   1,000.00   $   1,070.30           0.71%   $       3.66
Hypothetical 5% Annual Return          $   1,000.00   $   1,021.46           0.71%   $       3.58

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                     100.0%
                                                                         -----
                                                                         100.0%
                                                                         =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
   (48,889,093 Shares, Cost $1,048,808) at Value+                        $    1,404,584
Receivables:
   Investment Securities Sold                                                       929
   Fund Shares Sold                                                               1,106
Prepaid Expenses and Other Assets                                                    13
                                                                         --------------
     Total Assets                                                             1,406,632
                                                                         --------------

LIABILITIES:
Payables:
   Fund Shares Redeemed                                                           2,035
   Due to Advisor                                                                   463
Accrued Expenses and Other Liabilities                                               29
                                                                         --------------
     Total Liabilities                                                            2,527
                                                                         --------------
NET ASSETS                                                               $    1,404,105
                                                                         ==============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 100,000,000 Shares)                                           74,002,165
                                                                         ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $        18.97
                                                                         ==============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.           $      8,053
                                                                                             ------------

EXPENSES
   Administrative Services                                                                          2,453
   Accounting & Transfer Agent Fees                                                                    10
   Legal Fees                                                                                           6
   Audit Fees                                                                                           1
   Filing Fees                                                                                         34
   Shareholders' Reports                                                                                6
   Directors' Fees and Expenses                                                                         4
   Other                                                                                                1
                                                                                             ------------
        Total Expenses                                                                              2,515
                                                                                             ------------
   NET INVESTMENT INCOME (LOSS)                                                                     5,538
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Dimensional Emerging Markets Value Fund Inc.           19,856
   Net Realized Gain (Loss) on Investment Securities Sold                                            (930)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                       29,934
                                                                                             ------------
NET GAIN (LOSS)                                                                                    48,860
                                                                                             ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $     54,398
                                                                                             ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                    SIX MONTHS        YEAR
                                                                                       ENDED          ENDED
                                                                                      MAY 31,        NOV.30,
                                                                                       2005           2004
                                                                                   ------------    ------------
                                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $      5,538    $      8,355
   Capital Gain Distributions Received from Dimensional Emerging Markets Value
     Fund Inc.                                                                           19,856           4,408
   Net Realized Gain (Loss) on Investment Securities Sold                                  (930)         (2,987)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities             29,934         234,247
                                                                                   ------------    ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                  54,398         244,023
                                                                                   ------------    ------------

Distributions From:
   Net Investment Income                                                                 (6,785)        (12,625)
   Net Short-Term Gains                                                                  (1,064)           (803)
   Net Long-Term Gains                                                                   (3,734)             --
                                                                                   ------------    ------------
        Total Distributions                                                             (11,583)        (13,428)
                                                                                   ------------    ------------

Capital Share Transactions (1):
   Shares Issued                                                                        544,754         332,075
   Shares Issued in Lieu of Cash Distributions                                            7,948          10,785
   Shares Redeemed                                                                      (86,725)        (81,177)
                                                                                   ------------    ------------
        Net Increase (Decrease) from Capital Share Transactions                         465,977         261,683
                                                                                   ------------    ------------
        Total Increase (Decrease)                                                       508,792         492,278

NET ASSETS
   Beginning of Period                                                                  895,313         403,035
                                                                                   ------------    ------------
   End of Period                                                                   $  1,404,105    $    895,313
                                                                                   ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                        28,137          22,587
    Shares Issued in Lieu of Cash Distributions                                             424             778
    Shares Redeemed                                                                      (4,501)         (5,596)
                                                                                   ------------    ------------
                                                                                         24,060          17,769
                                                                                   ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                SIX MONTHS           YEAR             YEAR
                                                                   ENDED             ENDED            ENDED
                                                                  MAY 31,          NOV. 30,         NOV. 30,
                                                                   2005              2004             2003
                                                               ------------      ------------     -----------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period                           $      17.93      $      12.53     $       8.42
                                                               ------------      ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.13              0.21             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                         1.12              5.54             4.13
                                                               ------------      ------------     ------------
     Total from Investment Operations                                  1.25              5.75             4.32
                                                               ------------      ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.14)            (0.35)           (0.14)
   Net Realized Gains                                                 (0.07)               --            (0.07)
                                                               ------------      ------------     ------------
     Total Distributions                                              (0.21)            (0.35)           (0.21)
                                                               ------------      ------------     ------------
Net Asset Value, End of Period                                 $      18.97      $      17.93     $      12.53
                                                               ============      ============     ============
Total Return                                                           7.03%***         46.76%           52.59%
                                                               ------------      ------------     ------------

Net Assets, End of Period (thousands)                          $  1,404,105      $    895,313     $    403,035
Ratio of Expenses to Average Net Assets**                              0.71%*            0.77%            0.86%
Ratio of Net Investment Income to Average Net Assets                   0.91%*            1.37%            2.41%
Portfolio Turnover Rate of Master Fund Series                             3%***             8%              10%

                                                                    YEAR             YEAR             YEAR
                                                                    ENDED            ENDED            ENDED
                                                                  NOV. 30,         NOV. 30,         NOV. 30,
                                                                    2002             2001             2000
                                                               ------------     ------------     ------------
Net Asset Value, Beginning of Period                           $       8.43     $       8.97     $      13.67
                                                               ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                        0.18             0.18             0.10
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                                         0.49            (0.58)           (3.56)
                                                               ------------     ------------     ------------
     Total from Investment Operations                                  0.67            (0.40)           (3.46)
                                                               ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                              (0.23)           (0.09)           (0.11)
   Net Realized Gains                                                 (0.45)           (0.05)           (1.13)
                                                               ------------     ------------     ------------
     Total Distributions                                              (0.68)           (0.14)           (1.24)
                                                               ------------     ------------     ------------
Net Asset Value, End of Period                                 $       8.42     $       8.43     $       8.97
                                                               ============     ============     ============
Total Return                                                           8.29%           (4.60)%         (28.30)%
                                                               ------------     ------------     ------------

Net Assets, End of Period (thousands)                          $    118,516     $     60,999     $     44,658
Ratio of Expenses to Average Net Assets**                              0.85%            1.00%            1.04%
Ratio of Net Investment Income to Average Net Assets                   2.10%            2.34%            0.76%
Portfolio Turnover Rate of Master Fund Series                            15%              19%              19%

----------
*    Annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
***  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-seven portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-six are presented within four separate reports.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At May 31, 2005, the Portfolio owned 83% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $18,388.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     Certain officers of the Group are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                    ORDINARY
                                   INCOME AND
                                   SHORT-TERM       LONG-TERM
                                 CAPITAL GAINS     CAPITAL GAINS       TOTAL
                                 --------------   --------------   --------------
2004                             $       12,625   $          803   $       13,428
2003                                      1,969            1,048            3,017

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                TOTAL NET
                                                              DISTRIBUTABLE
                   UNDISTRIBUTED        UNDISTRIBUTED           EARNINGS/
                  NET INVESTMENT          LONG-TERM            (ACCUMULATED
                      INCOME            CAPITAL GAINS            LOSSES)
                  --------------        -------------         -------------
                        --              $       2,916         $       2,916

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
            FEDERAL             UNREALIZED            UNREALIZED         APPRECIATION/
           TAX COST            APPRECIATION          DEPRECIATION        (DEPRECIATION)
          ----------           ------------          ------------        --------------
         $ 1,061,972           $    355,776          $    (13,165)       $      342,611

E.  COMPONENTS OF NET ASSETS

     At May 31, 2005 net assets consisted of (amounts in thousands):

                                                      ACCUMULATED           UNREALIZED
                                ACCUMULATED           NET REALIZED         APPRECIATION
                                    NET               GAIN (LOSS)         (DEPRECIATION)
             PAID-IN             INVESTMENT          OF INVESTMENT        OF INVESTMENT           TOTAL
             CAPITAL           INCOME (LOSS)           SECURITIES           SECURITIES          NET ASSETS
           ----------          -------------         -------------        --------------        ----------
          $ 1,044,881          $      (1,255)        $       4,703        $      355,776       $ 1,404,105

F.  LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2005.

G.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                                  FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005
EXPENSE TABLE
                                         BEGINNING       ENDING                        EXPENSES
                                          ACCOUNT        ACCOUNT     ANNUALIZED         PAID
                                           VALUE          VALUE       EXPENSE          DURING
                                         12/01/04       05/31/05       RATIO           PERIOD*
                                       ------------   ------------   ------------    ------------
  Actual Fund Return                   $   1,000.00   $   1,072.90           0.29%   $       1.50
  Hypothetical 5% Annual Return        $   1,000.00   $   1,023.55           0.29%   $       1.46

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Financials                                                       25.0%
Materials                                                        21.3
Industrials                                                      16.6
Consumer Discretionary                                            9.8
Consumer Staples                                                  7.9
Information Technology                                            6.1
Utilities                                                         3.7
Energy                                                            3.4
Other                                                             2.5
Telecommunication Services                                        2.3
Health Care                                                       1.4
                                                                -----
                                                                100.0%
                                                                =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
TAIWAN -- (12.6%)
COMMON STOCKS -- (12.5%)
* China Development Financial Holding Corp.                                   20,000,000    $     7,617,330                0.5%
  Mega Financial Holding Co., Ltd.                                            18,530,000         12,005,790                0.7%
  Far East Textile, Ltd.                                                      10,566,613          7,916,095                0.5%
* United Microelectronics Corp.                                               29,761,000         20,051,403                1.2%
  Other Securities                                                                              162,714,471                9.6%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $197,469,867)                                                                           210,305,089               12.5%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
  (Cost $2,140,116)                                                                               2,130,393                0.1%
                                                                                            ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $199,609,983)                                                                           212,435,482               12.6%
                                                                                            ---------------    ---------------
SOUTH KOREA -- (12.5%)
COMMON STOCKS -- (12.5%)
  Hyundai Heavy Industries Co., Ltd.                                             189,160          9,895,943                0.6%
  Hyundai Motor Co., Ltd.                                                        446,030         24,988,826                1.5%
  Kia Motors Corp.                                                               899,680         12,798,297                0.8%
  Other Securities                                                                              162,409,432                9.5%
                                                                                            ---------------    ---------------
TOTAL -- SOUTH KOREA
  (Cost $123,891,857)                                                                           210,092,498               12.4%
                                                                                            ---------------    ---------------
MEXICO -- (11.8%)
COMMON STOCKS -- (11.8%)
  Alfa S.A. de C.V. Series A                                                   5,405,364         31,038,624                1.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        7,880,200          8,470,725                0.5%
* Empresas ICA Sociedad Controladora S.A. de C.V.                             19,372,200          7,653,232                0.5%
  Gruma S.A. de C.V. Series B                                                  3,347,050          7,149,615                0.4%
  Grupo Carso S.A. de C.V. Series A-1                                         13,173,051         22,995,215                1.4%
  Grupo Financiero Inbursa S.A. de C.V. Series O                               6,727,615         14,339,916                0.9%
  Nueva Grupo Mexico S.A. de C.V. Series B                                     7,114,545         33,597,561                2.0%
* Organizacion Soriana S.A. de C.V. Series B                                   5,249,700         19,967,897                1.2%
  Other Securities                                                                               54,366,936                3.1%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $146,081,834)                                                                           199,579,721               11.8%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
  (Cost $6,375)                                                                                       6,158                0.0%
                                                                                            ---------------    ---------------
TOTAL -- MEXICO
  (Cost $146,088,209)                                                                           199,585,879               11.8%
                                                                                            ---------------    ---------------
SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
  ABSA Group, Ltd.                                                             1,320,947         16,043,409                1.0%
  Barloworld, Ltd.                                                               591,025          7,638,436                0.5%
  Harmony Gold Mining Co., Ltd.                                                1,129,748          8,381,894                0.5%
  Liberty Group, Ltd.                                                          1,200,433         10,945,012                0.7%
  Mittal Steel South Africa, Ltd.                                              1,861,627         13,888,307                0.8%
  Nedcor, Ltd.                                                                 1,296,534         14,445,486                0.9%

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
  Old Mutual PLC                                                               9,543,274    $    20,311,584                1.2%
  Sanlam, Ltd.                                                                 7,196,373         11,855,679                0.7%
  Other Securities                                                                               89,821,475                5.2%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $173,630,877)                                                                           193,331,282               11.5%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
  (Cost $154,604)                                                                                   135,706                0.0%
                                                                                            ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $173,785,481)                                                                           193,466,988               11.5%
                                                                                            ---------------    ---------------
BRAZIL -- (8.5%)
PREFERRED STOCKS -- (7.4%)
  Banco Bradesco SA                                                              260,759          8,392,555                0.5%
  Gerdau SA                                                                    1,163,328         11,732,256                0.7%
  Investimentos Itau SA                                                        6,952,166         14,195,749                0.8%
  Metalurgica Gerdau SA                                                          595,200          8,250,542                0.5%
  Siderurgica de Tubarao                                                     211,770,000         11,390,493                0.7%
  Telemar Norte Leste SA                                                         545,000         12,734,385                0.8%
  Other Securities                                                                               57,686,818                3.4%
                                                                                            ---------------    ---------------
TOTAL PREFERRED STOCKS
  (Cost $52,619,290)                                                                            124,382,798                7.4%
                                                                                            ---------------    ---------------
COMMON STOCKS -- (1.1%)
  Companhia Siderurgica Nacional SA                                              931,400         16,505,823                1.0%
  Other Securities                                                                                2,375,282                0.1%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $9,216,359)                                                                              18,881,105                1.1%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Brazilian Real
  (Cost $340,944)                                                                                   349,799                0.0%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          19,461                0.0%
                                                                                            ---------------    ---------------
TOTAL -- BRAZIL
  (Cost $62,176,593)                                                                            143,633,163                8.5%
                                                                                            ---------------    ---------------
MALAYSIA -- (7.5%)
COMMON STOCKS -- (7.5%)
  Other Securities
  (Cost $129,698,824)                                                                           126,145,284                7.5%
                                                                                            ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $8,641)                                                                                      32,128                0.0%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $7,042)                                                                                      15,620                0.0%
                                                                                            ---------------    ---------------
TOTAL -- MALAYSIA
  (Cost $129,714,507)                                                                           126,193,032                7.5%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
  Akbank T.A.S.                                                                2,744,529    $    14,649,872                0.9%
* Dogan Sirketler Grubu Holding A.S.                                           3,007,361          6,912,309                0.4%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                                  1,995,394          8,011,778                0.5%
* Finansbank A.S.                                                              3,416,061         12,105,192                0.7%
* Turkiye Garanti Bankasi A.S.                                                 2,762,007         10,424,036                0.6%
  Turkiye Is Bankasi A.S.                                                      1,860,440         10,048,589                0.6%
  Other Securities                                                                               44,400,446                2.6%
                                                                                            ---------------    ---------------
TOTAL -- TURKEY
  (Cost $31,903,220)                                                                            106,552,222                6.3%
                                                                                            ---------------    ---------------
ISRAEL -- (5.1%)
COMMON STOCKS -- (5.1%)
  Bank Hapoalim, Ltd.                                                          4,239,985         14,885,225                0.9%
  Bank Leumi Le-Israel                                                         5,434,353         15,376,651                0.9%
* Koor Industries, Ltd.                                                          125,769          8,185,325                0.5%
  Other Securities                                                                               47,245,317                2.8%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $54,248,755)                                                                             85,692,518                5.1%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
  (Cost $132)                                                                                           145                0.0%
                                                                                            ---------------    ---------------
TOTAL -- ISRAEL
  (Cost $54,248,887)                                                                             85,692,663                5.1%
                                                                                            ---------------    ---------------
INDONESIA -- (4.8%)
COMMON STOCKS -- (4.8%)
  PT International Nickel Indonesia Tbk                                        7,522,000         10,980,061                0.7%
  PT Medco Energi International Tbk                                           31,249,000         10,335,525                0.6%
  PT Semen Gresik Tbk                                                          8,421,591         14,220,477                0.8%
  Other Securities                                                                               45,729,526                2.7%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $37,309,655)                                                                             81,265,589                4.8%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Indonesia Rupiah
  (Cost $1,132)                                                                                         999                0.0%
                                                                                            ---------------    ---------------
TOTAL -- INDONESIA
  (Cost $37,310,787)                                                                             81,266,588                4.8%
                                                                                            ---------------    ---------------
THAILAND -- (3.8%)
COMMON STOCKS -- (3.8%)
  Other Securities
  (Cost $39,493,571)                                                                             63,420,396                3.8%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                             389                0.0%
                                                                                            ---------------    ---------------
TOTAL -- THAILAND
  (Cost $39,493,571)                                                                             63,420,785                3.8%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
CZECH REPUBLIC -- (3.4%)
COMMON STOCKS -- (3.4%)
  Cesky Telecom A.S.                                                             535,201    $    10,020,432                0.6%
  CEZ A.S.                                                                     2,744,208         46,529,555                2.7%
                                                                                            ---------------    ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $49,958,001)                                                                             56,549,987                3.3%
                                                                                            ---------------    ---------------
POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
  Polski Koncern Naftowy Orlen SA                                              1,699,007         23,039,907                1.4%
  Other Securities                                                                               33,119,435                1.9%
                                                                                            ---------------    ---------------
TOTAL -- POLAND
  (Cost $52,569,461)                                                                             56,159,342                3.3%
                                                                                            ---------------    ---------------
CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
  COPEC (Cia de Petroleos de Chile)                                              947,488          7,677,290                0.5%
  Sociedad Quimica y Minera de Chile SA Series B                                 945,090          8,127,207                0.5%
  Other Securities                                                                               22,730,664                1.3%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,472,515)                                                                             38,535,161                2.3%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Chilean Pesos
  (Cost $833,933)                                                                                   825,466                0.0%
                                                                                            ---------------    ---------------
TOTAL -- CHILE
  (Cost $20,306,448)                                                                             39,360,627                2.3%
                                                                                            ---------------    ---------------
ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
  Tenaris SA                                                                   1,660,259         10,947,388                0.7%
  Other Securities                                                                               22,038,077                1.3%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,009,344)                                                                             32,985,465                2.0%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
  (Cost $464,426)                                                                                   471,019                0.0%
                                                                                            ---------------    ---------------
TOTAL -- ARGENTINA
  (Cost $19,473,770)                                                                             33,456,484                2.0%
                                                                                            ---------------    ---------------
HUNGARY -- (1.9%)
COMMON STOCKS -- (1.9%)
  Egis RT                                                                         80,537          6,922,410                0.4%
* Tiszai Vegyi Kombinat RT                                                       253,242          7,124,115                0.4%
  Other Securities                                                                               17,607,377                1.1%
                                                                                            ---------------    ---------------
TOTAL -- HUNGARY
  (Cost $22,009,258)                                                                             31,653,902                1.9%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
PHILIPPINES -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                          $    29,246,058                1.7%
                                                                                            ---------------    ---------------
TOTAL -- PHILIPPINES
  (Cost $28,352,717)                                                                             29,246,058                1.7%
                                                                                            ---------------    ---------------
INDIA -- (1.0%)
COMMON STOCKS -- (1.0%)
  Other Securities                                                                               16,990,298                1.0%
                                                                                            ---------------    ---------------
TOTAL -- INDIA
  (Cost $16,797,895)                                                                             16,990,298                1.0%
                                                                                            ---------------    ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                                   38,323                0.0%
                                                                                            ---------------    ---------------
TOTAL-- UNITED STATES
  (Cost $34,900)                                                                                     38,323                0.0%
                                                                                            ---------------    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency                                                                                         414                0.0%
                                                                                            ---------------    ---------------
TOTAL-- EMU
  (Cost $284)                                                                                           414                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
    06/01/05 (Collateralized by $878,000 FNMA Notes 2.95%,
    11/14/07, valued at $876,903) to be repurchased at $863,069          $           863            863,000                0.0%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $863,000)                                                                                   863,000                0.0%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,208,588,829)                                                                     $ 1,686,657,735               99.8%
                                                                                            ===============    ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investments at Value                                                $     1,686,658
Cash                                                                             15
Receivables:
   Investment Securities Sold                                                   617
   Dividends and Interest                                                     9,845
   Fund Shares Sold                                                             104
Prepaid Expenses and Other Assets                                                 7
                                                                    ---------------
     Total Assets                                                         1,697,246
                                                                    ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                              114
   Fund Shares Redeemed                                                       2,629
   Due to Advisor                                                               140
Deferred Thailand Capital Gains Tax                                           4,312
Deferred Chilean Repatriation Tax                                               237
Accrued Expenses and Other Liabilities                                          316
                                                                    ---------------
     Total Liabilities                                                        7,748
                                                                    ---------------
NET ASSETS                                                          $     1,689,498
                                                                    ===============
SHARES OUTSTANDING, $0.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                               58,811,655
                                                                    ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $         28.73
                                                                    ===============
Investments at Cost                                                 $     1,208,589
                                                                    ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $2,760)              $        31,477
   Interest                                                                     198
                                                                    ---------------
          Total Investment Income                                            31,675
                                                                    ---------------
EXPENSES
   Investment Advisory Services                                                 761
   Accounting & Transfer Agent Fees                                             434
   Custodian Fees                                                               919
   Legal Fees                                                                    15
   Audit Fees                                                                    11
   Shareholders' Reports                                                         49
   Directors' Fees and Expenses                                                   5
   Other                                                                         37
                                                                    ---------------
          Total Expenses                                                      2,231
                                                                    ---------------
   NET INVESTMENT INCOME (LOSS)                                              29,444
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                     7,388
   Net Realized Gain (Loss) on Foreign Currency Transactions                 (1,918)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                             42,126
      Translation of Foreign Currency Denominated Amounts                        84
   Deferred Thailand Capital Gains Tax                                           56
                                                                    ---------------

NET GAIN (LOSS)                                                              47,736
                                                                    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $        77,180
                                                                    ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS            YEAR
                                                                                   ENDED              ENDED
                                                                                  MAY 31,            NOV.30,
                                                                                   2005               2004
                                                                              ---------------    ---------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $        29,444    $        19,845
   Net Realized Gain (Loss) on Investment Securities Sold                               7,388             26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                           (1,918)            (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                       42,126            294,842
      Translation of Foreign Currency Denominated Amounts                                  84                 36
   Deferred Thailand Capital Gains Tax                                                     56              1,032
                                                                              ---------------    ---------------
          Net Increase (Decrease) in Net Assets Resulting from Operations              77,180            341,189
                                                                              ---------------    ---------------
Distributions From:
   Net Investment Income                                                              (10,321)           (15,246)
   Net Short-Term Gains                                                                (1,386)                --
   Net Long-Term Gains                                                                (24,479)            (6,727)
                                                                              ---------------    ---------------
          Total Distributions                                                         (36,186)           (21,973)
                                                                              ---------------    ---------------
Capital Share Transactions (1):
   Shares Issued                                                                      468,527            283,404
   Shares Issued in Lieu of Cash Distributions                                         32,560             19,331
   Shares Redeemed                                                                    (25,533)           (66,724)
                                                                              ---------------    ---------------
          Net Increase (Decrease) from Capital Share Transactions                     475,554            236,011
                                                                              ---------------    ---------------
          Total Increase (Decrease)                                                   516,548            555,227
NET ASSETS
   Beginning of Period                                                              1,172,950            617,723
                                                                              ---------------    ---------------
   End of Period                                                              $     1,689,498    $     1,172,950
                                                                              ===============    ===============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                      15,977             12,545
    Shares Issued in Lieu of Cash Distributions                                         1,169                905
    Shares Redeemed                                                                      (875)            (3,000)
                                                                              ---------------    ---------------
                                                                                       16,271             10,450
                                                                              ===============    ===============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS          YEAR            YEAR            YEAR           YEAR           YEAR
                                            ENDED            ENDED           ENDED           ENDED          ENDED          ENDED
                                           MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                            2005             2004            2003            2002           2001           2000
                                         -----------      -----------     -----------     ----------     ----------     ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of Period     $     27.57      $     19.25     $     12.81     $    12.28     $    14.14     $    20.88
                                         -----------      -----------     -----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                 0.51             0.52            0.33           0.23           0.38           0.19
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                 1.48             8.42            6.45           0.83          (0.92)         (5.75)
                                         -----------      -----------     -----------     ----------     ----------     ----------
      Total from Investment Operations          1.99             8.94            6.78           1.06          (0.54)         (5.56)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.23)           (0.41)          (0.34)         (0.32)         (0.33)         (0.16)
   Net Realized Gains                          (0.60)           (0.21)             --          (0.21)         (0.99)         (1.02)
                                         -----------      -----------     -----------     ----------     ----------     ----------
      Total Distributions                      (0.83)           (0.62)          (0.34)         (0.53)         (1.32)         (1.18)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $     28.73      $     27.57     $     19.25     $    12.81     $    12.28     $    14.14
==================================================================================================================================
Total Return                                    7.29%#          47.38%          53.30%          8.79%         (4.34)%       (28.02)%
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)    $ 1,689,498      $ 1,172,950     $   617,723     $  345,597     $  279,096     $  295,276
Ratio of Expenses to Average Net
   Assets                                       0.29%*           0.34%           0.42%          0.40%          0.52%          0.54%
Ratio of Net Investment Income to
   Average Net Assets                           3.88%*           2.33%           2.39%          1.67%          3.16%          1.46%
Portfolio Turnover Rate                            1%#              8%             10%            15%            19%            19%

----------
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A.   ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates.

Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $23,156.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended May 31, 2005, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases                                                      $    478,127
Sales                                                               16,260

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

E.   FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                            ORDINARY
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                              GAINS      CAPITAL GAIN      TOTAL
                                           ----------    ------------    ---------
2004                                       $   15,246    $      6,727    $  21,973
2003                                           10,213              --       10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     TOTAL NET
                                                   DISTRIBUTABLE
                    UNDISTRIBUTED   UNDISTRIBUTED    EARNINGS
                    NET INVESTMENT   NET REALIZED  (ACCUMULATED
                        INCOME      CAPITAL GAINS     LOSSES)
                    --------------  -------------  -------------
                    $        5,282  $      24,032  $      29,314

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $1,967,765 and $2,725,434 , respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                  UNREALIZED
                     FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION/
                    TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                  -----------    ------------    ------------    --------------
                  $ 1,209,474    $    544,700    $    (67,516)   $      477,184

F.   COMPONENTS OF NET ASSETS:

     At May 31, 2005 net assets consisted of (amounts in thousands):

                                                                                 UNREALIZED
                                                                                APPRECIATION
                                      ACCUMULATED    ACCUMULATED                (DEPRECIATION)   UNREALIZED
                      ACCUMULATED    NET REALIZED   NET REALIZED    DEFERRED    OF INVESTMENT      NET
                          NET         GAIN (LOSS)     FOREIGN       THAILAND     SECURITIES       FOREIGN
         PAID-IN      INVESTMENT     OF INVESTMENT    EXCHANGE       CAPITAL     AND FOREIGN     EXCHANGE        TOTAL
         CAPITAL     INCOME (LOSS)    SECURITIES     GAIN (LOSS)    GAINS TAX     CURRENCY      GAIN (LOSS)   NET ASSETS
      ------------   -------------   -------------  -------------   ----------  --------------  -----------  -------------
      $  1,192,574   $      21,018   $       3,961  $      (1,918)  $   (4,312)  $     478,069  $       106  $   1,689,498

G.   FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H.   LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Fund under the line of credit during the six months ended May 31, 2005.

I.   CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                 BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

     When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of the Fund, the Board analyzed the Lipper reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

================================================================================

DFA INVESTMENT DIMENSIONS GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. EQUITY PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO


SEMI-ANNUAL REPORT


SIX MONTHS ENDED MAY 31, 2005
(UNAUDITED)

================================================================================

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses                                                 1
   Disclosure of Portfolio Holdings                                            3
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio                             5
       Tax-Managed U.S. Equity Portfolio                                       5
       Tax-Managed U.S. Small Cap Value Portfolio                              6
       Tax-Managed U.S. Small Cap Portfolio                                    9
       Tax-Managed DFA International Value Portfolio                          12
   Statements of Assets and Liabilities                                       17
   Statements of Operations                                                   18
   Statements of Changes in Net Assets                                        20
   Financial Highlights                                                       22
   Notes to Financial Statements                                              25

THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses                                                32
   Disclosure of Portfolio Holdings                                           33
   Summary Schedules of Portfolio Holdings
       The Tax-Managed U.S. Marketwide Value Series                           35
       The Tax-Managed U.S. Equity Series                                     38
   Statements of Assets and Liabilities                                       41
   Statements of Operations                                                   42
   Statements of Changes in Net Assets                                        43
   Financial Highlights                                                       44
   Notes to Financial Statements                                              45

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                   48

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                              49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                 BEGINNING        ENDING                        EXPENSES
                                                  ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                   VALUE          VALUE         EXPENSE          DURING
                                                  12/01/04       05/31/05        RATIO          PERIOD*
                                                ------------   ------------   ------------    ------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Actual Fund Return                              $   1,000.00   $   1,043.10       0.41%       $       2.09
Hypothetical 5% Annual Return                   $   1,000.00   $   1,022.96       0.41%       $       2.07

TAX-MANAGED U.S. EQUITY PORTFOLIO
Actual Fund Return                              $   1,000.00   $   1,027.90       0.25%       $       1.26
Hypothetical 5% Annual Return                   $   1,000.00   $   1,023.75       0.25%       $       1.26

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                              $   1,000.00   $     994.90       0.55%       $       2.74
Hypothetical 5% Annual Return                   $   1,000.00   $   1,022.26       0.55%       $       2.77

                                                 BEGINNING        ENDING                        EXPENSES
                                                  ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                   VALUE          VALUE         EXPENSE          DURING
                                                  12/01/04       05/31/05        RATIO          PERIOD*
                                                ------------   ------------   ------------    ------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Actual Fund Return                              $   1,000.00   $     996.50       0.55%       $       2.74
Hypothetical 5% Annual Return                   $   1,000.00   $   1,022.26       0.55%       $       2.77

TAX-MANAGED DFA INTERNATIONAL PORTFOLIO
Actual Fund Return                              $   1,000.00   $   1,031.10       0.61%       $       3.09
Hypothetical 5% Annual Return                   $   1,000.00   $   1,021.96       0.61%       $       3.08

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
Investment Companies                                                      100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary                                                     21.6%
Industrials                                                                18.5
Information Technology                                                     15.7
Financials                                                                 14.6
Materials                                                                   8.9
Energy                                                                      8.1
Health Care                                                                 6.6
Consumer Staples                                                            4.2
Telecommunication Services                                                  1.0
Utilities                                                                   0.4
Other                                                                       0.4
                                                                          -----
                                                                          100.0%
                                                                          =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Information Technology                                                     20.5%
Consumer Discretionary                                                     20.2
Industrials                                                                14.9
Health Care                                                                14.2
Financials                                                                 10.7
Energy                                                                      7.2
Materials                                                                   5.0
Consumer Staples                                                            3.3
Utilities                                                                   2.5
Telecommunication Services                                                  1.3
Other                                                                       0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Financials                                                                 34.0%
Consumer Discretionary                                                     17.8
Industrials                                                                13.6
Materials                                                                  12.7
Telecommunication Services                                                  5.9
Consumer Staples                                                            5.2
Energy                                                                      3.6
Utilities                                                                   3.5
Information Technology                                                      1.9
Health Care                                                                 1.2
Other                                                                       0.4
REITS                                                                       0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                                  MAY 31, 2005

                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                   (UNAUDITED)

                                                                       VALUE+
                                                                       ------
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company                                $  1,421,515,435
                                                                  ----------------
    Total Investments (100%) (Cost $1,050,767,462)                $  1,421,515,435
                                                                  ================

                        TAX-MANAGED U.S. EQUITY PORTFOLIO

                                   (UNAUDITED)

                                                                       VALUE+
                                                                       ------
Investment in The Tax-Managed U.S. Equity Series of
  The DFA Investment Trust Company                                $    792,181,828
                                                                  ----------------
    Total Investments (100%) (Cost $679,956,201)                  $    792,181,828
                                                                  ================

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (94.7%)
Consumer Discretionary -- (20.5%)
   Beazer Homes USA, Inc.                                                        165,177    $     8,830,362                0.4%
   BorgWarner, Inc.                                                              220,000         11,761,200                0.5%
   Boyd Gaming Corp.                                                             137,800          7,284,108                0.3%
   Burlington Coat Factory Warehouse Corp.                                       229,655          7,613,063                0.3%
   CBRL Group, Inc.                                                              180,891          7,365,882                0.3%
   Dillards, Inc. Class A                                                        320,100          7,656,792                0.3%
 * Gaylord Entertainment Co.                                                     146,415          6,153,822                0.3%
   MDC Holdings, Inc.                                                             79,342          5,729,286                0.3%
   Media General, Inc. Class A                                                    96,800          5,914,480                0.3%
   Movie Gallery, Inc.                                                           179,244          5,728,638                0.3%
   Ryland Group, Inc.                                                             93,626          6,413,381                0.3%
 * ShopKo Stores, Inc.                                                           263,000          6,235,730                0.3%
   Standard Pacific Corp.                                                        108,900          8,725,068                0.4%
   United Auto Group, Inc.                                                       181,700          5,596,360                0.3%
   Other Securities                                                                             379,696,921               16.7%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $338,449,358)                                                                          480,705,093               21.3%
                                                                                            ---------------    ---------------
Industrials -- (17.5%)
   Alexander & Baldwin, Inc.                                                     132,565          5,892,514                0.3%
 * Flowserve Corp.                                                               191,700          5,649,399                0.3%
   GATX Corp.                                                                    179,700          5,996,589                0.3%
   Hunt (J.B.) Transport Services, Inc.                                          354,910          7,126,593                0.3%
   Precision Castparts Corp.                                                      72,982          5,672,891                0.3%
   Ryder System, Inc.                                                            193,600          7,112,864                0.3%
 * Terex Corp.                                                                   221,500          8,753,680                0.4%
   Trinity Industries, Inc.                                                      197,700          5,745,162                0.3%
 * United Rentals, Inc.                                                          275,400          5,530,032                0.3%
   Other Securities                                                                             353,907,456               15.5%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $280,761,038)                                                                          411,387,180               18.3%
                                                                                            ---------------    ---------------
Information Technology -- (15.1%)
 * MPS Group, Inc.                                                               605,600          5,680,528                0.3%
   Other Securities                                                                             349,237,391               15.5%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $315,272,428)                                                                          354,917,919               15.8%
                                                                                            ---------------    ---------------
Financials -- (13.8%)
   Berkley (W.R.) Corp.                                                          184,612          6,546,342                0.3%
*# CompuCredit Corp.                                                             210,700          6,643,371                0.3%
   Delphi Financial Group, Inc. Class A                                          135,465          5,743,716                0.3%
   Downey Financial Corp.                                                        113,800          8,537,276                0.4%
   Independence Community Bank Corp.                                             201,797          7,563,352                0.3%
 # Odyssey Re Holdings Corp.                                                     254,770          6,142,505                0.3%
   UICI                                                                          242,900          6,108,935                0.3%
   Other Securities                                                                             276,548,522               12.2%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $213,647,526)                                                                          323,834,019               14.4%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Materials -- (8.4%)
   Commercial Metals Co.                                                         238,800    $     6,247,008                0.3%
   Great Lakes Chemical Corp.                                                    187,500          6,356,250                0.3%
   Louisiana-Pacific Corp.                                                       370,500          9,329,190                0.4%
   Minerals Technologies, Inc.                                                   116,500          7,840,450                0.4%
   Potlatch Corp.                                                                119,600          6,182,124                0.3%
   Other Securities                                                                             162,086,067                7.1%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $138,032,043)                                                                          198,041,089                8.8%
                                                                                            ---------------    ---------------
Energy -- (7.7%)
 * Forest Oil Corp.                                                              168,200          6,687,632                0.3%
   Helmerich & Payne, Inc.                                                       170,300          7,062,341                0.3%
 * Houston Exploration Co.                                                       108,612          5,535,954                0.3%
   Massey Energy Co.                                                             271,970         10,995,747                0.5%
   Overseas Shipholding Group, Inc.                                              113,600          6,940,960                0.3%
   Vintage Petroleum, Inc.                                                       373,100         10,305,022                0.5%
   Other Securities                                                                             132,383,405                5.8%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $94,945,927)                                                                           179,911,061                8.0%
                                                                                            ---------------    ---------------
Health Care -- (6.3%)
 * Humana, Inc.                                                                  172,224          6,262,065                0.3%
   Omnicare, Inc.                                                                148,000          5,671,360                0.3%
 * PacifiCare Health Systems, Inc.                                               164,800         10,354,384                0.5%
   Other Securities                                                                             124,979,242                5.4%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $99,631,925)                                                                           147,267,051                6.5%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Corn Products International, Inc.                                             295,200          6,520,968                0.3%
*# Great Atlantic & Pacific Tea Co., Inc.                                        245,500          6,120,315                0.3%
   Longs Drug Stores Corp.                                                       136,300          5,593,752                0.3%
   Pilgrim's Pride Corp.                                                         160,000          5,640,000                0.3%
   Other Securities                                                                              71,972,108                3.1%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $70,659,592)                                                                            95,847,143                4.3%
                                                                                            ---------------    ---------------
Telecommunication Services -- (0.9%)
 * IDT Corp. Class B                                                             413,600          5,666,320                0.2%
   Other Securities                                                                              15,643,465                0.7%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $19,201,782)                                                                            21,309,785                0.9%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $6,052,784)                                                                              9,105,102                0.4%
                                                                                            ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
   (Cost $14,495)                                                                                    99,353                0.0%
                                                                                            ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $81,194)                                                                                     7,088                0.0%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $1,576,750,092)                                                                      2,222,431,883               98.7%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $390,111)                                                                          $       169,236                0.0%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                             11                0.0%
                                                                                            ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $390,111)                                                                                  169,247                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (5.3%)
^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
      (Collateralized by $259,490,000 U.S. STRIPS 6.125%, 11/15/27,
      valued at $93,237,352) to be repurchased at $91,415,273
      (Cost $91,407,859)                                                 $        91,408         91,407,859                4.1%
                                                                                            ---------------    ---------------
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
      (Collateralized by $33,152,000 FHLMC Notes 4.00%,09/22/09,
      valued at $33,193,440) to be repurchased at $32,704,625
      (Cost $32,702,000)                                                          32,702         32,702,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $124,109,859)                                                                          124,109,859                5.5%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,701,250,062)                                                                    $ 2,346,710,989              104.2%
                                                                                            ===============    ===============

----------
 +    See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.7%)
Information Technology -- (19.8%)
 * Activision, Inc.                                                              121,800    $     1,919,568                0.2%
*# Cree, Inc.                                                                     49,600          1,489,984                0.2%
 * Macromedia, Inc.                                                               37,240          1,646,753                0.2%
 * Sandisk Corp.                                                                  83,200          2,170,688                0.2%
   Other Securities                                                                             203,012,961               19.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $165,203,794)                                                                          210,239,954               20.4%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (19.3%)
   American Eagle Outfitters, Inc.                                                60,600          1,714,980                0.2%
 * AnnTaylor Stores Corp.                                                         55,475          1,429,036                0.1%
   Beazer Homes USA, Inc.                                                         29,165          1,559,161                0.2%
 # Bebe Stores, Inc.                                                              45,925          1,768,572                0.2%
   Boyd Gaming Corp.                                                              29,100          1,538,226                0.2%
 * Chicos FAS, Inc.                                                               81,500          2,788,115                0.3%
   Choice Hotels International, Inc.                                              25,700          1,685,920                0.2%
 * Getty Images, Inc.                                                             19,200          1,436,928                0.1%
 * Goodyear Tire & Rubber Co.                                                    125,200          1,801,628                0.2%
   Gtech Holdings, Inc.                                                           67,600          1,909,024                0.2%
   KB Home                                                                        21,200          1,431,848                0.1%
   MDC Holdings, Inc.                                                             20,493          1,479,800                0.1%
   Michaels Stores, Inc.                                                          41,100          1,730,721                0.2%
   Ryland Group, Inc.                                                             32,456          2,223,236                0.2%
   Service Corp. International                                                   205,700          1,559,206                0.2%
   Station Casinos, Inc.                                                          26,350          1,715,385                0.2%
 * Urban Outfitters, Inc.                                                         31,500          1,680,210                0.2%
   Other Securities                                                                             176,237,507               16.9%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $117,619,046)                                                                          205,689,503               20.0%
                                                                                            ---------------    ---------------
Industrials -- (14.3%)
 * Copart, Inc.                                                                   63,000          1,561,770                0.2%
   Hunt (J.B.) Transport Services, Inc.                                           82,800          1,662,624                0.2%
   Joy Global, Inc.                                                               47,550          1,785,027                0.2%
 * Laidlaw International, Inc.                                                    65,000          1,445,600                0.1%
 * Terex Corp.                                                                    40,708          1,608,780                0.2%
   Toro Co.                                                                       35,200          1,515,360                0.2%
 * United Stationers, Inc.                                                        33,066          1,621,226                0.2%
   Walter Industries, Inc.                                                        36,400          1,543,360                0.2%
*# Yellow Roadway Corp.                                                           30,409          1,604,987                0.2%
   Other Securities                                                                             137,621,674               13.0%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $90,776,523)                                                                           151,970,408               14.7%
                                                                                            ---------------    ---------------
Health Care -- (13.6%)
 * Accredo Health, Inc.                                                           38,744          1,736,506                0.2%
 * Advanced Medical Optics, Inc.                                                  45,441          1,754,500                0.2%
 * Beverly Enterprises, Inc.                                                     113,800          1,407,706                0.2%
   Cooper Companies, Inc.                                                         25,123          1,659,374                0.2%
 * Kos Pharmaceuticals, Inc.                                                      24,270          1,401,107                0.1%
 * PacifiCare Health Systems, Inc.                                                31,300          1,966,579                0.2%
   Other Securities                                                                             134,414,495               12.9%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $97,980,872)                                                                           144,340,267               14.0%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Financials -- (10.2%)
 * AmeriCredit Corp.                                                             110,300    $     2,743,161                0.3%
   Other Securities                                                                             105,970,438               10.2%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $71,005,288)                                                                           108,713,599               10.5%
                                                                                            ---------------    ---------------
Energy -- (6.9%)
   Chesapeake Energy Corp.                                                       146,800          3,004,996                0.3%
 * Plains Exploration & Production Co.                                            64,371          1,966,534                0.2%
 * Southwestern Energy Co.                                                        25,400          1,772,920                0.2%
   St. Mary Land & Exploration Co.                                               102,265          2,660,935                0.3%
   Tesoro Petroleum Corp.                                                         51,700          2,254,120                0.2%
   Vintage Petroleum, Inc.                                                        51,700          1,427,954                0.1%
   Other Securities                                                                              59,801,515                5.8%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $35,218,390)                                                                            72,888,974                7.1%
                                                                                            ---------------    ---------------
Materials -- (4.8%)
   Airgas, Inc.                                                                   59,500          1,428,000                0.1%
   Louisiana-Pacific Corp.                                                        61,400          1,546,052                0.2%
 * Owens-Illinois, Inc.                                                           73,200          1,881,972                0.2%
   Other Securities                                                                              46,231,782                4.5%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $31,715,325)                                                                            51,087,806                5.0%
                                                                                            ---------------    ---------------
Consumer Staples -- (3.2%)
 * 7-Eleven, Inc.                                                                 54,100          1,614,885                0.2%
   Other Securities                                                                              32,258,052                3.1%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $20,864,669)                                                                            33,872,937                3.3%
                                                                                            ---------------    ---------------
Utilities -- (2.4%)
 * Allegheny Energy, Inc.                                                         91,300          2,207,634                0.2%
 * CMS Energy Corp.                                                              115,106          1,522,852                0.2%
   Other Securities                                                                              22,106,879                2.1%
                                                                                            ---------------    ---------------
Total Utilities
   (Cost $17,619,471)                                                                            25,837,365                2.5%
                                                                                            ---------------    ---------------
Telecommunication Services -- (1.2%)
 * Crown Castle International Corp.                                              100,200          1,781,556                0.2%
   Other Securities                                                                              10,769,624                1.0%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $8,689,489)                                                                             12,551,180                1.2%
                                                                                            ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
   (Cost $129,402)                                                                                  198,081                0.0%
                                                                                            ---------------    ---------------
Other -- (0.0%)
Total Other
   (Cost $6,826)                                                                                      1,388                0.0%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $656,829,095)                                                                        1,017,391,462               98.7%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
Total Other
   (Cost $41,699)                                                                           $        18,129                0.0%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (0.0%)
Total Consumer Discretionary
   (Cost $0)                                                                                             10                0.0%
                                                                                            ---------------    ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $41,699)                                                                                    18,139                0.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS-- (4.3%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $96,250,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $34,583,588) to be repurchased at $33,907,651
    (Cost $33,904,901)                                                   $        33,905         33,904,901                3.3%
   Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $11,903,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $11,917,879) to be repurchased at $11,741,943
    (Cost $11,741,000)                                                            11,741         11,741,000                1.1%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $45,645,901)                                                                            45,645,901                4.4%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $702,516,695)                                                                      $ 1,063,055,502              103.1%
                                                                                            ===============    ===============

----------
 +    See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
UNITED KINGDOM -- (16.7%)
COMMON STOCKS -- (16.6%)
  Anglo America P.L.C.                                                           539,581    $    12,856,076                1.0%
  Associated British Foods P.L.C.                                                427,300          6,212,279                0.5%
  Aviva P.L.C.                                                                 1,228,415         13,743,769                1.1%
  BAA P.L.C.                                                                     640,043          7,240,224                0.6%
  BAE Systems P.L.C.                                                           1,664,136          8,151,427                0.6%
* O2 P.L.C.                                                                    4,595,000         10,645,655                0.8%
  Scottish Power P.L.C.                                                        1,059,052          8,921,062                0.7%
  Vodafone Group P.L.C.                                                       13,804,032         34,751,921                2.7%
  Other Securities                                                                              147,740,952               11.6%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $187,447,533)                                                                           250,263,365               19.6%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* British Pound Sterling
  (Cost $461,967)                                                                                   459,560                0.0%
                                                                                            ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $187,909,500)                                                                           250,722,925               19.6%
                                                                                            ---------------    ---------------
JAPAN -- (14.7%)
COMMON STOCKS -- (14.4%)
  Fuji Photo Film Co., Ltd.                                                      190,000          5,916,762                0.5%
  Hitachi, Ltd.                                                                1,317,000          7,869,144                0.6%
  Matsushita Electric Industrial Co., Ltd.                                       907,998         13,525,613                1.1%
  Millea Holdings, Inc.                                                              569          7,535,312                0.6%
  Other Securities                                                                              182,494,662               14.2%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $171,671,002)                                                                           217,341,493               17.0%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.3%)
* Japanese Yen
  (Cost $4,209,155)                                                                               4,183,353                0.3%
                                                                                            ---------------    ---------------
TOTAL -- JAPAN
  (Cost $175,880,157)                                                                           221,524,846               17.3%
                                                                                            ---------------    ---------------
FRANCE -- (9.9%)
COMMON STOCKS -- (9.9%)
  Assurances Generales de France (AGF)                                           131,350         10,535,586                0.8%
# AXA                                                                            646,709         15,785,280                1.2%
# BNP Paribas SA                                                                 290,552         19,532,407                1.5%
  Compagnie de Saint-Gobain                                                      111,078          6,389,107                0.5%
# Peugeot SA                                                                      98,698          5,906,948                0.5%
# Pinault Printemps Redoute SA                                                    60,708          6,008,823                0.5%
# Renault SA                                                                     116,929         10,003,656                0.8%
# Vivendi Universal SA                                                           251,818          7,668,906                0.6%
  Other Securities                                                                               67,431,669                5.3%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $116,105,564)                                                                           149,262,382               11.7%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $15,851)                                                                            $         5,241                0.0%
                                                                                            ---------------    ---------------
TOTAL -- FRANCE
  (Cost $116,121,415)                                                                           149,267,623               11.7%
                                                                                            ---------------    ---------------
GERMANY -- (6.7%)
COMMON STOCKS -- (6.7%)
* Bayerische Vereinsbank AG                                                      238,758          5,866,985                0.5%
# DaimlerChrysler AG                                                             326,991         13,182,996                1.0%
  Deutsche Bank AG                                                               172,120         13,390,767                1.1%
  E.ON AG                                                                         86,960          7,549,341                0.6%
  Volkswagen AG                                                                  129,028          5,678,532                0.5%
  Other Securities                                                                               54,655,499                4.1%
                                                                                            ---------------    ---------------
TOTAL -- GERMANY
  (Cost $86,993,746)                                                                            100,324,120                7.8%
                                                                                            ---------------    ---------------
SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
  Cie Financiere Richemont AG Series A                                           393,600         11,983,201                0.9%
  Credit Swisse Group                                                            441,790         17,673,401                1.4%
  Holcim, Ltd.                                                                   120,362          7,316,653                0.6%
* Syngenta AG                                                                     77,200          7,980,743                0.6%
* Zurich Financial SVCS AG                                                        44,600          7,408,694                0.6%
  Other Securities                                                                               35,701,856                2.8%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $67,117,082)                                                                             88,064,548                6.9%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
  (Cost $1,316)                                                                                       1,301                0.0%
                                                                                            ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $67,118,398)                                                                             88,065,849                6.9%
                                                                                            ---------------    ---------------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
  Commonwealth Bank of Australia                                                 330,975          9,245,825                0.7%
  National Australia Bank, Ltd.                                                  321,107          7,621,737                0.6%
  Other Securities                                                                               51,872,793                4.1%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $44,490,094)                                                                             68,740,355                5.4%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
  (Cost $3,994)                                                                                       3,871                0.0%
                                                                                            ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $44,494,088)                                                                             68,744,226                5.4%
                                                                                            ---------------    ---------------
NETHERLANDS -- (4.3%)
COMMON STOCKS -- (4.3%)
  Aegon NV                                                                       583,202          7,466,997                0.6%
  ING Groep NV                                                                   714,673         19,774,477                1.5%
  Koninklijke KPN NV                                                             712,489          5,665,965                0.4%
  Koninklijke Philips Electronics NV                                             438,251         11,210,074                0.9%
  Other Securities                                                                               21,411,462                1.7%
                                                                                            ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $60,173,760)                                                                             65,528,975                5.1%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
SPAIN -- (4.2%)
COMMON STOCKS -- (4.2%)
  Banco Santander Central Hispanoamerica SA                                    1,365,866    $    15,602,914                1.2%
# Endesa SA, Madrid                                                              260,283          5,664,817                0.4%
  Repsol SA                                                                      567,226         14,184,779                1.1%
  Other Securities                                                                               27,199,875                2.2%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $41,167,784)                                                                             62,652,385                4.9%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          32,917                0.0%
                                                                                            ---------------    ---------------
TOTAL -- SPAIN
  (Cost $41,167,784)                                                                             62,685,302                4.9%
                                                                                            ---------------    ---------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
  Nordic Baltic Holdings AB                                                    1,286,400         11,750,174                0.9%
  Telia AB                                                                     1,293,000          6,399,048                0.5%
  Volvo AB Series B                                                              143,500          5,866,778                0.5%
  Other Securities                                                                               19,220,498                1.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $33,327,535)                                                                             43,236,498                3.4%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
  (Cost $478,917)                                                                                   473,484                0.0%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                           7,281                0.0%
                                                                                            ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $33,806,452)                                                                             43,717,263                3.4%
                                                                                            ---------------    ---------------
ITALY -- (2.8%)
COMMON STOCKS -- (2.8%)
  Other Securities
  (Cost $30,193,767)                                                                             41,748,203                3.3%
                                                                                            ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                           4,180                0.0%
                                                                                            ---------------    ---------------
TOTAL -- ITALY
  (Cost $30,193,767)                                                                             41,752,383                3.3%
                                                                                            ---------------    ---------------
HONG KONG -- (2.8%)
COMMON STOCKS -- (2.8%)
  Cheung Kong Holdings, Ltd.                                                     839,000          7,630,923                0.6%
  Hutchison Whampoa, Ltd.                                                      1,186,000         10,292,013                0.8%
  Other Securities                                                                               23,755,115                1.9%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $33,875,222)                                                                             41,678,051                3.3%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
  (Cost $38,841)                                                                                     38,936                0.0%
                                                                                            ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $33,914,063)                                                                             41,716,987                3.3%
                                                                                            ---------------    ---------------

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
BELGIUM -- (1.9%)
COMMON STOCKS -- (1.9%)
# Delhaize Freres & cie le Lion SA
  Molenbeek-Saint Jean                                                            98,550    $     5,815,604                0.5%
  KBC Bancassurance Holding SA                                                    95,143          7,713,005                0.6%
  Other Securities                                                                               14,506,054                1.1%
                                                                                            ---------------    ---------------
TOTAL -- BELGIUM
  (Cost $20,521,650)                                                                             28,034,663                2.2%
                                                                                            ---------------    ---------------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
  Fortum Oyj                                                                     538,483          8,156,939                0.6%
  Other Securities                                                                               16,454,659                1.3%
                                                                                            ---------------    ---------------
TOTAL -- FINLAND
  (Cost $11,944,508)                                                                             24,611,598                1.9%
                                                                                            ---------------    ---------------
IRELAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  CRH P.L.C.                                                                     334,589          8,447,362                0.7%
  Other Securities                                                                               12,673,923                0.9%
                                                                                            ---------------    ---------------
TOTAL -- IRELAND
  (Cost $17,383,182)                                                                             21,121,285                1.6%
                                                                                            ---------------    ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Danske Bank A.S                                                                199,426          5,722,701                0.5%
  Other Securities                                                                               12,921,707                1.0%
                                                                                            ---------------    ---------------
TOTAL -- DENMARK
  (Cost $13,952,738)                                                                             18,644,408                1.5%
                                                                                            ---------------    ---------------
NORWAY -- (1.0%)
COMMON STOCKS -- (1.0%)
  Norsk Hydro ASA                                                                 87,380          7,081,911                0.6%
  Other Securities                                                                                7,972,690                0.6%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $12,392,201)                                                                             15,054,601                1.2%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
  (Cost $3,836)                                                                                       3,765                0.0%
                                                                                            ---------------    ---------------
TOTAL -- NORWAY
  (Cost $12,396,037)                                                                             15,058,366                1.2%
                                                                                            ---------------    ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                               11,475,432                0.9%
                                                                                            ---------------    ---------------
TOTAL -- SINGAPORE
  (Cost $7,197,908)                                                                              11,475,432                0.9%
                                                                                            ---------------    ---------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                                5,534,439                0.4%
                                                                                            ---------------    ---------------
TOTAL -- AUSTRIA
  (Cost $3,013,095)                                                                               5,534,439                0.4%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                          $     4,953,105                0.4%
                                                                                            ---------------    ---------------
TOTAL -- GREECE
  (Cost $4,137,847)                                                                               4,953,105                0.4%
                                                                                            ---------------    ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                                4,824,543                0.4%
                                                                                            ---------------    ---------------
TOTAL -- PORTUGAL
  (Cost $4,629,478)                                                                               4,824,543                0.4%
                                                                                            ---------------    ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities
  (Cost $1,771,480)                                                                               2,403,850                0.2%
                                                                                            ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $2,036)                                                                                       2,007                0.0%
                                                                                            ---------------    ---------------
TOTAL -- NEW ZEALAND
  (Cost $1,773,516)                                                                               2,405,857                0.2%
                                                                                            ---------------    ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
* Euro Currency                                                                                   1,761,604                0.1%
                                                                                            ---------------    ---------------
TOTAL -- EMU
  (Cost $1,797,743)                                                                               1,761,604                0.1%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (15.4%)
^ Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
    2.96%, 06/01/05 (Collateralized by $414,900,953 U.S. TIPS 1.875%,
    07/15/13 & U.S. STRIPS, maturities ranging from 05/15/19 to
    02/15/20, valued at $231,053,508) to be repurchased at
    $226,539,652 (Cost $226,521,027)                                     $       226,521        226,521,027               17.7%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $5,959,000 FNMA Notes 2.95%, 11/14/07,
    valued at $5,951,551) to be repurchased at $5,863,471
    (Cost $5,863,000)                                                              5,863          5,863,000                0.5%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $232,384,027)                                                                           232,384,027               18.2%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,208,904,859)                                                                     $ 1,504,859,826              117.7%
                                                                                            ===============    ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                            TAX-MANAGED                         TAX-MANAGED
                                                          U.S. MARKETWIDE     TAX-MANAGED     U.S. SMALL CAP
                                                               VALUE          U.S. EQUITY          VALUE
                                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                          ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0 and $83,753 of
  securities on loan, respectively)                       $     1,421,515   $       792,182   $     2,346,711
Receivables:
  Investment Securities Sold                                           --                --             7,019
  Dividends and Interest                                               --                --             1,153
  Securities Lending Income                                            --                --               153
  Fund Shares Sold                                                  1,834               970             1,355
Prepaid Expenses and Other Assets                                      --                39                12
                                                          ---------------   ---------------   ---------------
    Total Assets                                                1,423,349           793,191         2,356,403
                                                          ---------------   ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                     --                --            91,408
  Investment Securities Purchased                                     926               911            12,117
  Fund Shares Redeemed                                                908                59               655
  Due to Advisor                                                      172                92               907
Accrued Expenses and Other Liabilities                                 45                23               164
                                                          ---------------   ---------------   ---------------
    Total Liabilities                                               2,051             1,085           105,251
                                                          ---------------   ---------------   ---------------
NET ASSETS                                                $     1,421,298   $       792,106   $     2,251,152
                                                          ===============   ===============   ===============
SHARES OUTSTANDING $0.01 PAR VALUE                            103,195,380        63,519,060        98,924,007
                                                          ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                         $         13.77   $         12.47   $         22.76
                                                          ===============   ===============   ===============
Investments at Cost                                       $     1,050,767   $       679,956   $     1,701,250
                                                          ===============   ===============   ===============

                                                                               TAX-MANAGED
                                                            TAX-MANAGED     DFA INTERNATIONAL
                                                          U.S. SMALL CAP         VALUE
                                                             PORTFOLIO         PORTFOLIO
                                                          ---------------   -----------------
ASSETS:
Investments at Value (including $31,423 and $213,243 of
  securities on loan, respectively)                       $     1,063,056   $       1,504,860
Cash                                                                    1                  15
Receivables:
  Investment Securities Sold                                        4,489               3,406
  Dividends, Interest, and Tax Reclaims                               315               3,453
  Securities Lending Income                                            84                 399
  Fund Shares Sold                                                  1,130               1,092
Prepaid Expenses and Other Assets                                       1                  30
                                                          ---------------   -----------------
    Total Assets                                                1,069,076           1,513,255
                                                          ---------------   -----------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                 33,905             226,521
  Investment Securities Purchased                                   3,693               7,718
  Fund Shares Redeemed                                                172                 230
  Due to Advisor                                                      414                 530
Accrued Expenses and Other Liabilities                                 77                 150
                                                          ---------------   -----------------
    Total Liabilities                                              38,261             235,149
                                                          ---------------   -----------------
NET ASSETS                                                $     1,030,815   $       1,278,106
                                                          ===============   =================
SHARES OUTSTANDING $0.01 PAR VALUE                             50,443,384          91,640,943
                                                          ===============   =================
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                         $         20.44   $           13.95
                                                          ===============   =================
Investments at Cost                                       $       702,517   $       1,208,905
                                                          ===============   =================

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                     TAX-MANAGED                            TAX-MANAGED
                                                                  U.S. MARKETWIDE        TAX-MANAGED         U.S. SMALL
                                                                       VALUE             U.S. EQUITY         CAP VALUE
                                                                     PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                                  ----------------    ----------------    ----------------
INVESTMENT INCOME
  Dividends                                                       $         10,303    $          5,282    $          9,209
  Interest                                                                     174                 110                 251
  Income from Securities Lending                                                93                  36                 589
  Expenses Allocated from Master Funds                                      (1,584)               (331)                 --
                                                                  ----------------    ----------------    ----------------
      Total Investment Income                                                8,986               5,097              10,049
                                                                  ----------------    ----------------    ----------------
EXPENSES
  Investment Advisory Services                                                  --                  --               5,383
  Administrative Services                                                      981                 531                  --
  Accounting & Transfer Agent Fees                                              33                  18                 309
  Custodian Fees                                                                --                  --                 102
  Legal Fees                                                                     6                   3                  12
  Audit Fees                                                                     1                   1                  37
  Filing Fees                                                                   29                  27                  30
  Shareholders' Reports                                                         11                   6                  20
  Directors' Fees and Expenses                                                   5                   2                   9
  Other                                                                          4                  --                  17
                                                                  ----------------    ----------------    ----------------
      Total Expenses                                                         1,070                 588               5,919
  Fees Waived, Expenses Reimbursed, and/or Previously
    Waived Fees Recovered by Advisor (Note C)                                   --                 (37)                 --
                                                                  ----------------    ----------------    ----------------
  Net Expenses                                                               1,070                 551               5,919
                                                                  ----------------    ----------------    ----------------
  NET INVESTMENT INCOME (LOSS)                                               7,916               4,546               4,130
                                                                  ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                    12,464              (2,650)            100,201
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities                                                34,390              17,573            (116,808)
                                                                  ----------------    ----------------    ----------------
  NET GAIN (LOSS)                                                           46,854              14,923             (16,607)
                                                                  ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $         54,770    $         19,469    $        (12,477)
                                                                  ================    ================    ================

                 See accompanying Notes to Financial Statements.

                                                                               TAX-MANAGED         TAX-MANAGED
                                                                               U.S. SMALL       DFA INTERNATIONAL
                                                                                   CAP                VALUE
                                                                                PORTFOLIO           PORTFOLIO
                                                                             ---------------    -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $2,467, respectively)   $         3,015    $          21,128
  Interest                                                                               135                  134
  Income from Securities Lending                                                         399                  948
                                                                             ---------------    -----------------
      Total Investment Income                                                          3,549               22,210
                                                                             ---------------    -----------------
EXPENSES
  Investment Advisory Services                                                         2,462                3,022
  Accounting & Transfer Agent Fees                                                       141                  398
  Custodian Fees                                                                          47                  144
  Legal Fees                                                                               5                    8
  Audit Fees                                                                              17                   18
  Filing Fees                                                                             23                   28
  Shareholders' Reports                                                                    9                   10
  Directors' Fees and Expenses                                                             4                    4
  Other                                                                                   10                   22
                                                                             ---------------    -----------------
      Total Expenses                                                                   2,718                3,654
                                                                             ---------------    -----------------
  NET INVESTMENT INCOME (LOSS)                                                           831               18,556
                                                                             ---------------    -----------------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                               3,293               12,154
  Net Realized Gain (Loss) on Foreign Currency Transactions                               --                  169
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                        (7,011)              (1,194)
    Translation of Foreign Currency Denominated Amounts                                   --                 (198)
                                                                             ---------------    -----------------
  NET GAIN (LOSS)                                                                     (3,718)              10,931
                                                                             ---------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $        (2,887)   $          29,487
                                                                             ===============    =================

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                              TAX-MANAGED                  TAX-MANAGED                   TAX-MANAGED
                                            U.S. MARKETWIDE                U.S. EQUITY                 U.S. SMALL CAP
                                            VALUE PORTFOLIO                 PORTFOLIO                  VALUE PORTFOLIO
                                      --------------------------    --------------------------    --------------------------
                                      SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                         ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                        MAY 31,        NOV. 30,       MAY 31,        NOV. 30,       MAY 31,        NOV. 30,
                                         2005           2004           2005           2004           2005           2004
                                      -----------    -----------    -----------    -----------    -----------    -----------
                                      (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)        $     7,916    $     9,346    $     4,546    $     6,595    $     4,130    $     8,023
  Net Realized Gain (Loss) on
    Investment Securities Sold             12,464          1,052         (2,650)           206        100,201        153,147
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities                  34,390        169,859         17,573         47,212       (116,808)       200,871
                                      -----------    -----------    -----------    -----------    -----------    -----------
       Net Increase (Decrease) in
        Net Assets Resulting from
        Operations                         54,770        180,257         19,469         54,013        (12,477)       362,041
                                      -----------    -----------    -----------    -----------    -----------    -----------
Distributions From:
  Net Investment Income                    (6,540)        (7,026)        (5,314)        (5,216)        (5,791)        (7,014)
  Net Long-Term Gains                          --             --             --             --        (34,407)            --
                                      -----------    -----------    -----------    -----------    -----------    -----------
       Total Distributions                 (6,540)        (7,026)        (5,314)        (5,216)       (40,198)        (7,014)
                                      -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions (1):
  Shares Issued                           225,160        359,314        181,435        264,799        311,117        447,201
  Shares Issued in Lieu of
    Cash Distributions                      6,014          6,572          5,275          5,203         36,363          6,276
  Shares Redeemed                         (55,333)       (98,729)       (27,647)       (48,663)      (122,371)      (311,135)
                                      -----------    -----------    -----------    -----------    -----------    -----------
       Net Increase (Decrease) from
        Capital Share Transactions        175,841        267,157        159,063        221,339        225,109        142,342
                                      -----------    -----------    -----------    -----------    -----------    -----------
       Total Increase (Decrease)          224,071        440,388        173,218        270,136        172,434        497,369
NET ASSETS
  Beginning of Period                   1,197,227        756,839        618,888        348,752      2,078,718      1,581,349
                                      -----------    -----------    -----------    -----------    -----------    -----------
  End of Period                       $ 1,421,298    $ 1,197,227    $   792,106    $   618,888    $ 2,251,152    $ 2,078,718
                                      ===========    ===========    ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                          16,631         29,799         14,719         22,827         13,571         21,563
    Shares Issued in Lieu of Cash
      Distributions                           443            550            425            454          1,570            313
    Shares Redeemed                        (4,099)        (8,210)        (2,240)        (4,224)        (5,340)       (15,041)
                                      -----------    -----------    -----------    -----------    -----------    -----------
                                           12,975         22,139         12,904         19,057          9,801          6,835
                                      ===========    ===========    ===========    ===========    ===========    ===========

                 See accompanying Notes to Financial Statements.

                                                         TAX-MANAGED                     TAX-MANAGED
                                                       U.S. SMALL CAP                 DFA INTERNATIONAL
                                                          PORTFOLIO                    VALUE PORTFOLIO
                                                ----------------------------    ----------------------------
                                                 SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                   ENDED           ENDED           ENDED           ENDED
                                                  MAY 31,         NOV. 30,        MAY 31,         NOV. 30,
                                                    2005            2004            2005            2004
                                                ------------    ------------    ------------    ------------
                                                 (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $        831    $        636    $     18,556    $     16,503
  Net Realized Gain (Loss) on
    Investment Securities Sold                         3,293          18,956          12,154           4,514
  Net Realized Gain (Loss) on Foreign
    Currency Transactions                                 --              --             169            (304)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency                                        (7,011)        100,609          (1,194)        205,170
    Translation of Foreign Currency
      Denominated Amounts                                 --              --            (198)            147
                                                ------------    ------------    ------------    ------------
      Net Increase (Decrease) in Net
       Assets Resulting from Operations               (2,887)        120,201          29,487         226,030
                                                ------------    ------------    ------------    ------------
Distributions From:
  Net Investment Income                                 (879)           (552)         (8,216)        (24,542)
                                                ------------    ------------    ------------    ------------
      Total Distributions                               (879)           (552)         (8,216)        (24,542)
                                                ------------    ------------    ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                      135,337         222,592         228,503         290,800
  Shares Issued in Lieu of Cash
    Distributions                                        870             547           7,774          23,798
  Shares Redeemed                                    (59,859)        (87,917)        (61,717)       (108,953)
                                                ------------    ------------    ------------    ------------
      Net Increase (Decrease) from
       Capital Share Transactions                     76,348         135,222         174,560         205,645
                                                ------------    ------------    ------------    ------------
      Total Increase (Decrease)                       72,582         254,871         195,831         407,133

NET ASSETS
  Beginning of Period                                958,233         703,362       1,082,275         675,142
                                                ------------    ------------    ------------    ------------
  End of Period                                 $  1,030,815    $    958,233    $  1,278,106    $  1,082,275
                                                ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                     6,641          11,936          16,026          24,124
     Shares Issued in Lieu of Cash
       Distributions                                      42              31             561           2,046
     Shares Redeemed                                  (2,921)         (4,710)         (4,346)         (9,050)
                                                ------------    ------------    ------------    ------------
                                                       3,762           7,257          12,241          17,120
                                                ============    ============    ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  TAX-MANAGED U.S.
                                                                            MARKETWIDE VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                    MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                     2005          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of Period              $     13.27   $     11.12   $      9.09   $     11.46   $     10.77   $     10.64
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.08          0.11          0.04          0.05          0.12          0.17
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            0.49          2.13          2.02         (2.39)         0.77          0.12
                                                  -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                     0.57          2.24          2.06         (2.34)         0.89          0.29
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)        (0.09)        (0.03)        (0.03)        (0.16)        (0.16)
   Return of Capital                                       --            --            --            --         (0.04)           --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                                 (0.07)        (0.09)        (0.03)        (0.03)        (0.20)        (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.77   $     13.27   $     11.12   $      9.09   $     11.46   $     10.77

Total Return                                             4.31%#       20.24%        22.79%       (20.43)%        8.17%         2.80%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,421,298   $ 1,197,227   $   756,839   $   478,946   $   574,286   $   259,457
Ratio of Expenses to Average Net Assets**                0.41%*        0.42%         0.43%         0.42%         0.44%         0.50%
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
    expenses and/or recovery of previously
    waived fees)**                                       0.41%*        0.42%         0.43%         0.42%         0.44%         0.50%
Ratio of Net Investment Income to Average Net
   Assets                                                1.21%*        0.97%         0.43%         0.44%         0.97%         1.75%
Portfolio Turnover Rate of Master Fund Series               7%#           5%            6%           15%           11%           39%

                                                                            TAX-MANAGED U.S.
                                                                           EQUITY PORTFOLIO
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS       YEAR          YEAR          YEAR        SEPT. 25,
                                                     ENDED         ENDED         ENDED         ENDED          TO
                                                    MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                     2005          2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of Period              $     12.23   $     11.05   $      9.40   $     11.78   $     10.00
                                                  -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.08          0.14          0.07          0.04          0.01
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            0.26          1.18          1.63         (2.41)         1.77
                                                  -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                     0.34          1.32          1.70         (2.37)         1.78
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.10)        (0.14)        (0.05)        (0.01)           --
   Return of Capital                                       --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------
    Total Distributions                                 (0.10)        (0.14)        (0.05)        (0.01)           --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.47   $     12.23   $     11.05   $      9.40   $     11.78

Total Return                                             2.79%#       12.03%        18.21%       (20.16)%       17.80%#
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   792,106   $   618,888   $   348,752   $   198,251   $    81,550
Ratio of Expenses to Average Net Assets**                0.25%*        0.25%         0.25%         0.25%         0.25%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and assumption of
    expenses and/or recovery of previously
    waived fees)**                                       0.26%*        0.29%         0.29%         0.34%         0.71%*
Ratio of Net Investment Income to Average Net
   Assets                                                1.29%*        1.37%         0.87%         0.50%         0.57%*
Portfolio Turnover Rate of Master Fund Series               2%#           5%           13%           11%            4%#

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.

                See accompanying Notes to Financial Statements.

                                                                     TAX-MANAGED U.S. SMALLCAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                    MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                     2005          2004          2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
Net Asset Value, Beginning of Period              $     23.32   $     19.22   $     13.34   $     14.63   $     12.08   $     11.19
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                             0.04          0.09          0.04          0.02          0.06          0.09
Net Gains (Losses) on Securities (Realized and
   Unrealized)                                          (0.15)         4.09          5.86         (1.25)         2.58          0.86
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Total From Investment Operations                     (0.11)         4.18          5.90         (1.23)         2.64          0.95
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Net Investment Income                                   (0.06)        (0.08)        (0.02)        (0.06)        (0.09)        (0.06)
Net Realized Gains                                      (0.39)           --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total Distributions                                     (0.45)        (0.08)        (0.02)        (0.06)        (0.09)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     22.76   $     23.32   $     19.22   $     13.34   $     14.63   $     12.08

Total Return                                            (0.51)%#      21.84%        44.29%        (8.47)%       22.01%         8.50%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 2,251,152   $ 2,078,718   $ 1,581,349   $   987,471   $   834,773   $   435,729
Ratio of Expenses to Average Net Assets                  0.55%*        0.56%         0.56%         0.56%         0.57%         0.60%
Ratio of Net Investment Income to Average
  Net Assets                                             0.38%*        0.45%         0.27%         0.13%         0.53%         0.88%
Portfolio Turnover Rate                                     9%#          21%           13%           11%           12%           50%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                                                                                TAX-MANAGED U.S.
                                                                              SMALL CAP PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005          2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     20.53   $     17.84   $     12.55   $     14.54   $     12.95   $     12.19
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.02          0.01          0.01          0.01          0.05          0.05
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                         (0.09)         2.69          5.29         (1.96)         1.59          0.74
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                  (0.07)         2.70          5.30         (1.95)         1.64          0.79
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.02)        (0.01)        (0.01)        (0.04)        (0.05)        (0.03)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                               (0.02)        (0.01)        (0.01)        (0.04)        (0.05)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     20.44   $     20.53   $     17.84   $     12.55   $     14.54   $     12.95

Total Return                                          (0.35)%#      15.17%        42.27%       (13.45)%       12.69%         6.50%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $ 1,030,815   $   958,233   $   703,362   $   436,262   $   382,381   $   163,739
Ratio of Expenses to Average Net Assets                0.55%*        0.56%         0.57%         0.57%         0.58%         0.61%
Ratio of Net Investment Income
   to Average Net Assets                               0.17%*        0.08%         0.10%         0.07%         0.40%         0.45%
Portfolio Turnover Rate                                   7%#           7%           19%           10%           12%           54%

                                                                                 TAX-MANAGED DFA
                                                                          INTERNATIONAL VALUE PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005          2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period            $     13.63   $     10.84   $      8.24   $      9.20   $     10.20   $     10.24
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.21          0.22          0.17          0.14          0.11          0.13
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                          0.21          2.93          2.59         (0.98)        (1.00)        (0.12)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                   0.42          3.15          2.76         (0.84)        (0.89)         0.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.10)        (0.36)        (0.16)        (0.12)        (0.11)        (0.05)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                               (0.10)        (0.36)        (0.16)        (0.12)        (0.11)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     13.95   $     13.63   $     10.84   $      8.24   $      9.20   $     10.20

Total Return                                           3.11%#       29.69%        34.20%        (9.29)%       (8.83)%        0.04%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $ 1,278,106   $ 1,082,275   $   675,142   $   405,917   $   288,440   $   111,350
Ratio of Expenses to Average Net Assets                0.61%*        0.65%         0.66%         0.68%         0.76%         0.81%
Ratio of Net Investment Income
   to Average Net Assets                               3.08%*        1.91%         2.08%         1.84%         1.91%         1.86%
Portfolio Turnover Rate                                   3%#           7%           25%            8%            4%            6%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-seven portfolios, five of which (the "Portfolios") are included in this report. The remaining portfolios are presented in separate reports.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (each, a "Series"), respectively, each a corresponding series or "master fund" of The DFA Investment Trust Company. At May 31, 2005, the Feeder Funds owned 70% and 100%, respectively, of their respective Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by these portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Tax-Managed DFA International Value Portfolio (the "International Portfolio") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Feeder Funds record, on a daily basis, their respective share of income and expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

     The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the six months ended May 31, 2005, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Tax-Managed U.S. Small Cap Value Portfolio                            0.50 of 1%
               Tax Managed U.S. Small Cap Portfolio                                  0.50 of 1%
               Tax Managed DFA International Value Portfolio                         0.50 of 1%

     For the six months ended May 31, 2005, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

     Pursuant to a Fee Expense Waiver and Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Fee Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2005 to April 1, 2006, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At May 31, 2005, Tax-Managed U.S. Equity Portfolio had approximately $367,700 of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2008.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               Tax-Managed U.S. Marketwide Value Portfolio                           $  20,439
               Tax-Managed U.S. Equity Portfolio                                        10,944
               Tax-Managed U.S. Small Cap Value Portfolio                               34,235
               Tax-Managed U.S. Small Cap Portfolio                                     15,715
               Tax-Managed DFA International Value Portfolio                            18,839

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                               OTHER INVESTMENT
                                                                                 SECURITIES
                                                                         ---------------------------
                                                                           PURCHASES       SALES
                                                                         ------------   ------------
Tax-Managed U.S. Small Cap Value Portfolio                               $    379,467   $    201,226
Tax-Managed U.S. Small Cap Portfolio                                          137,593         68,032
Tax-Managed DFA International Value Portfolio                                 219,026         39,411

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                             ORDINARY
                                                            INCOME AND
                                                            SHORT-TERM        LONG-TERM
                                                           CAPITAL GAINS     CAPITAL GAIN          TOTAL
                                                          ---------------   ---------------   ---------------
Tax-Managed U.S. Marketwide Value Portfolio
2004                                                      $         7,026                --   $         7,026
2003                                                                1,935                --             1,935
Tax-Managed U.S. Equity Portfolio
2004                                                                5,216                --             5,216
2003                                                                1,091                --             1,091
Tax-Managed U.S. Small Cap Value Portfolio
2004                                                                7,014                --             7,014
2003                                                                1,454                --             1,454
Tax-Managed U.S. Small Cap Portfolio
2004                                                                  552                --               552
2003                                                                  344                --               344
Tax-Managed DFA International Value Portfolio
2004                                                               24,542                --            24,542
2003                                                                7,505                --             7,505

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                           TOTAL NET
                                                                                                         DISTRIBUTABLE
                                                      UNDISTRIBUTED    UNDISTRIBUTED      CAPITAL          EARNINGS/
                                                     NET INVESTMENT      LONG-TERM         LOSS          (ACCUMULATED)
                                                         INCOME        CAPITAL GAINS    CARRYFORWARD         LOSS)
                                                     --------------   --------------   --------------    --------------
Tax-Managed U.S. Marketwide Value Portfolio          $        3,444               --   $     (180,882)   $     (177,438)
Tax-Managed U.S. Equity Portfolio                             3,310               --          (35,393)          (32,083)
Tax-Managed U.S. Small Cap Value Portfolio                    3,703   $       34,361               --            38,064
Tax-Managed U.S. Small Cap Portfolio                            471               --          (87,376)          (86,905)
Tax-Managed DFA International Value Portfolio                 6,385               --          (20,973)          (14,588)

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                                  EXPIRES ON NOVEMBER 30,
                                                     -------------------------------------------------
                                                        2008         2009         2010        2011         TOTAL
                                                     ----------   ----------   ----------   ----------   ----------
Tax-Managed U.S. Marketwide Value Portfolio          $   11,968   $   19,886   $  133,556   $   15,472   $  180,882
Tax-Managed U.S. Equity Portfolio                            --           --       22,901       12,492       35,393
Tax-Managed U.S. Small Cap Portfolio                         --           --       52,168       35,208       87,376
Tax-Managed DFA International Value Portfolio                --        1,701       19,272           --       20,973

     Certain of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Portfolio had unrealized appreciation (depreciation) (mark to market) of $4,570,262 and $148,925 of realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                              NET
                                                                                                           UNREALIZED
                                                        FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
                                                        TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                     --------------   --------------   --------------    --------------
Tax-Managed U.S. Marketwide Value Portfolio          $    1,051,299   $      422,179   $      (51,963)   $      370,216
Tax-Managed U.S. Equity Portfolio                           680,387          131,906          (20,111)          111,795
Tax-Managed U.S. Small Cap Value Portfolio                1,702,163          749,823         (105,275)          644,548
Tax-Managed U.S. Small Cap Portfolio                        703,643          398,240          (38,827)          359,413
Tax-Managed DFA International Value Portfolio             1,209,225          309,187          (13,553)          295,634

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. For the six months ended May 31, 2005, borrowings under the line of credit were as follows:

                                                     WEIGHTED        WEIGHTED        NUMBER OF       INTEREST       MAXIMUM AMOUNT
                                                     AVERAGE         AVERAGE           DAYS          EXPENSE       BORROWED DURING
                                                  INTEREST RATE    LOAN BALANCE     OUTSTANDING      INCURRED        THE PERIOD
                                                  -------------    -------------   -------------   -------------   ---------------
Tax-Managed U.S. Small Cap Value Portfolio                 3.00%   $     112,000               4   $          37   $       112,000
Tax-Managed U.S. Small Cap Portfolio                       2.75%         959,250               4             293         1,299,000

     There were no outstanding borrowings under the line of credit as of May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2005.

I. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                               UNREALIZED
                                ACCUMULATED    ACCUMULATED     ACCUMULATED    APPRECIATION     UNREALIZED
                                    NET       NET REALIZED    NET REALIZED   (DEPRECIATION)   NET FOREIGN
                                INVESTMENT     GAIN (LOSS)      FOREIGN      OF INVESTMENT     EXCHANGE
                     PAID-IN      INCOME     OF INVESTMENTS     EXCHANGE     SECURITIES AND      GAIN        TOTAL NET    AUTHORIZED
                     CAPITAL      (LOSS)       SECURITIES      GAIN (LOSS)  FOREIGN CURRENCY    (LOSS)        ASSETS       SHARES
                   -----------  -----------  --------------   ------------  ----------------  -----------   -----------  -----------
Tax-Managed
  U.S. Marketwide
  Value Portfolio  $ 1,214,690  $     4,812  $     (168,952)            --  $        370,748           --   $ 1,421,298  150,000,000
Tax-Managed
  U.S. Equity
  Portfolio            715,854        2,495         (38,469)            --           112,226           --       792,106  100,000,000
Tax-Managed
  U.S. Small Cap
  Value Portfolio    1,504,593        2,017          99,081             --           645,461           --     2,251,152  150,000,000
Tax-Managed
  U.S. Small Cap
  Portfolio            755,221          412         (85,357)            --           360,539           --     1,030,815  100,000,000
Tax-Managed
  DFA Value
  International
  Portfolio            979,050       12,143          (9,140)  $        169           295,955  $       (71)    1,278,106  150,000,000

J. SECURITIES LENDING:

     As of May 31, 2005, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Portfolios paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. These fees are presented below (in thousands):

               Tax-Managed U.S. Small Cap Value Portfolio                            $     148
               Tax-Managed U.S. Small Cap Portfolio                                        100
               Tax-Managed DFA International Value Portfolio                               410

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                      BEGINNING        ENDING                       EXPENSES
                                                       ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                                        VALUE          VALUE         EXPENSE         DURING
                                                       12/01/04       05/31/05        RATIO          PERIOD*
                                                     ------------   ------------   ------------    ------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Actual Fund Return                                   $   1,000.00   $   1,044.50           0.24%   $       1.22
Hypothetical 5% Annual Return                        $   1,000.00   $   1,023.80           0.24%   $       1.21

THE TAX-MANAGED U.S. EQUITY SERIES
Actual Fund Return                                   $   1,000.00   $   1,028.80           0.09%   $       0.46
Hypothetical 5% Annual Return                        $   1,000.00   $   1,024.55           0.09%   $       0.45

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Financials                                                                                 27.5%
Consumer Discretionary                                                                     20.8
Energy                                                                                     12.1
Industrials                                                                                10.5
Information Technology                                                                      8.7
Materials                                                                                   6.0
Telecommunication Services                                                                  5.4
Health Care                                                                                 4.4
Consumer Staples                                                                            4.2
Utilities                                                                                   0.4
                                                                                          -----
                                                                                          100.0%
                                                                                          =====

THE TAX-MANAGED U.S. EQUITY SERIES
Financials                                                                                 18.3%
Information Technology                                                                     16.3
Consumer Discretionary                                                                     14.3
Health Care                                                                                14.3
Industrials                                                                                10.8
Consumer Staples                                                                            9.7
Energy                                                                                      7.8
Materials                                                                                   3.1
Utilities                                                                                   3.1
Telecommunication Services                                                                  2.3
                                                                                          -----
                                                                                          100.0%
                                                                                          =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (96.9%)
Financials -- (26.7%)
  Allstate Corp.                                                                 613,600    $    35,711,520                1.8%
  Bear Stearns Companies, Inc.                                                   115,222         11,411,587                0.6%
  Chubb Corp.                                                                    180,500         15,203,515                0.8%
  Countrywide Financial Corp.                                                    462,798         17,202,202                0.9%
  Hartford Financial Services Group, Inc.                                        281,700         21,068,343                1.1%
  JPMorgan Chase & Co.                                                         1,593,648         56,972,916                2.8%
  Loews Corp.                                                                    181,500         13,666,950                0.7%
  Manulife Financial Corp.                                                       284,353         13,066,020                0.7%
  Merrill Lynch & Co., Inc.                                                      189,200         10,265,992                0.5%
  MetLife, Inc.                                                                  759,500         33,873,700                1.7%
  Principal Financial Group, Inc.                                                308,100         12,290,109                0.6%
  Prudential Financial, Inc.                                                     517,500         32,762,925                1.6%
  The St. Paul Travelers Companies, Inc.                                         637,800         24,159,864                1.2%
  Washington Mutual, Inc.                                                        650,900         26,882,170                1.3%
  Other Securities                                                                              225,083,808               10.9%
                                                                                            ---------------    ---------------
Total Financials
  (Cost $415,724,285)                                                                           549,621,621               27.2%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (20.2%)
  Clear Channel Communications, Inc.                                             480,400         14,042,092                0.7%
* Comcast Corp. Class A                                                          637,624         20,531,493                1.0%
* Comcast Corp. Special Class A Non-Voting                                       322,500         10,203,900                0.5%
  Disney (Walt) Co.                                                              569,300         15,621,592                0.8%
  Federated Department Stores, Inc.                                              171,600         11,574,420                0.6%
  Ford Motor Co.                                                               1,362,440         13,597,151                0.7%
# General Motors Corp.                                                           318,700         10,048,611                0.5%
* Liberty Media Corp. Class A                                                  1,307,600         13,585,964                0.7%
  Penney (J.C.) Co., Inc.                                                        235,200         11,703,552                0.6%
  Pulte Homes, Inc.                                                              141,022         10,781,132                0.5%
* Time Warner, Inc.                                                            1,542,800         26,844,720                1.3%
  Tribune Co.                                                                    321,500         11,631,870                0.6%
  Viacom, Inc. Class B                                                         1,448,200         49,658,778                2.5%
  Other Securities                                                                              196,315,128                9.6%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
  (Cost $340,617,339)                                                                           416,140,403               20.6%
                                                                                            ---------------    ---------------
Energy -- (11.7%)
  Anadarko Petroleum Corp.                                                       237,634         17,988,894                0.9%
  Apache Corp.                                                                   247,346         14,534,051                0.7%
  Burlington Resources, Inc.                                                     321,400         16,288,552                0.8%
  ConocoPhillips                                                                 627,694         67,690,521                3.4%
# Kerr-McGee Corp.                                                               139,090         10,273,187                0.5%
  Marathon Oil Corp.                                                             289,900         14,057,251                0.7%
  Valero Energy Corp.                                                            216,400         14,849,368                0.7%
  Other Securities                                                                               85,477,888                4.2%
                                                                                            ---------------    ---------------
Total Energy
  (Cost $140,357,768)                                                                           241,159,712               11.9%
                                                                                            ---------------    ---------------
Industrials -- (10.2%)
  Burlington Northern Santa Fe Corp.                                             311,900         15,414,098                0.8%
  Cendant Corp.                                                                  978,379         20,751,419                1.0%
  Norfolk Southern Corp.                                                         428,600         13,680,912                0.7%

                                                                                                                  PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
  Northrop Grumman Corp.                                                         243,724    $    13,580,301                0.7%
  Raytheon Co.                                                                   403,000         15,781,480                0.8%
  Southwest Airlines Co.                                                         736,600         10,717,530                0.6%
  Union Pacific Corp.                                                            251,400         16,833,744                0.9%
  Other Securities                                                                              102,587,486                4.9%
                                                                                            ---------------    ---------------
Total Industrials
  (Cost $136,644,525)                                                                           209,346,970               10.4%
                                                                                            ---------------    ---------------
Information Technology -- (8.5%)
* Apple Computer, Inc.                                                           292,000         11,595,320                0.6%
  Hewlett-Packard Co.                                                          2,267,400         51,039,174                2.5%
  Other Securities                                                                              111,861,050                5.5%
                                                                                            ---------------    ---------------
Total Information Technology
  (Cost $126,680,241)                                                                           174,495,544                8.6%
                                                                                            ---------------    ---------------
Materials -- (5.8%)
  International Paper Co.                                                        303,312          9,769,680                0.5%
  Weyerhaeuser Co.                                                               231,500         14,850,725                0.7%
  Other Securities                                                                               94,553,068                4.7%
                                                                                            ---------------    ---------------
Total Materials
  (Cost $87,434,500)                                                                            119,173,473                5.9%
                                                                                            ---------------    ---------------
Telecommunication Services -- (5.2%)
  SBC Communications, Inc.                                                     2,459,600         57,505,448                2.8%
  Sprint Corp.                                                                   875,888         20,749,787                1.0%
  Other Securities                                                                               28,919,687                1.5%
                                                                                            ---------------    ---------------
Total Telecommunication Services
  (Cost $101,183,276)                                                                           107,174,922                5.3%
                                                                                            ---------------    ---------------
Health Care -- (4.2%)
  Aetna, Inc.                                                                    183,800         14,338,238                0.7%
  Other Securities                                                                               73,308,344                3.7%
                                                                                            ---------------    ---------------
Total Health Care
  (Cost $46,544,475)                                                                             87,646,582                4.4%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
  Archer-Daniels-Midland Co.                                                     657,865         13,058,620                0.7%
  Kraft Foods, Inc.                                                              507,200         16,453,568                0.8%
  Other Securities                                                                               55,562,145                2.7%
                                                                                            ---------------    ---------------
Total Consumer Staples
  (Cost $67,241,213)                                                                             85,074,333                4.2%
                                                                                            ---------------    ---------------
Utilities -- (0.3%)
Total Utilities
  (Cost $2,958,188)                                                                               7,137,775                0.4%
                                                                                            ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
  (Cost $14,972)                                                                                    101,900                0.0%
                                                                                            ---------------    ---------------
Other -- (0.0%)
Total Other
  (Cost $0)                                                                                             886                0.0%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $1,465,400,782)                                                                       1,997,074,121               98.9%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
  (Cost $49,691)                                                                            $        21,278                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.1%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
    (Collateralized by $77,415,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $27,815,984) to be repurchased at $27,272,582
    (Cost $27,270,355)                                                   $        27,270         27,270,355                1.3%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $36,556,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $36,601,695) to be repurchased at $36,062,895
    (Cost $36,060,000)                                                            36,060         36,060,000                1.8%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $63,330,355)                                                                             63,330,355                3.1%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,528,780,828)                                                                     $ 2,060,425,754              102.0%
                                                                                            ===============    ===============

----------
 +    See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (97.6%)
Financials -- (17.8%)
  American Express Co.                                                            86,900    $     4,679,565                0.6%
  American International Group, Inc.                                             154,200          8,565,810                1.1%
  Bank of America Corp.                                                          214,252          9,924,153                1.3%
  Citigroup, Inc.                                                                281,044         13,239,983                1.7%
  JPMorgan Chase & Co.                                                           199,052          7,116,109                0.9%
  Merrill Lynch & Co., Inc.                                                       68,800          3,733,088                0.5%
  Morgan Stanley                                                                  69,200          3,388,032                0.4%
  The Goldman Sachs Group, Inc.                                                   34,700          3,383,250                0.4%
  U.S. Bancorp                                                                   102,900          3,018,057                0.4%
  Wachovia Corp.                                                                  84,892          4,308,269                0.6%
  Wells Fargo & Co.                                                               93,900          5,672,499                0.7%
  Other Securities                                                                               76,444,285                9.5%
                                                                                            ---------------    ---------------
Total Financials
  (Cost $128,532,742)                                                                           143,473,100               18.1%
                                                                                            ---------------    ---------------
Information Technology -- (16.0%)
* Cisco Sytems, Inc.                                                             383,900          7,439,982                1.0%
* Dell, Inc.                                                                     138,900          5,540,721                0.7%
  Hewlett-Packard Co.                                                            181,200          4,078,812                0.5%
  Intel Corp.                                                                    399,800         10,766,614                1.4%
  International Business Machines Corp.                                          104,000          7,857,200                1.0%
  Microsoft Corp.                                                                664,800         17,151,840                2.2%
* Oracle Corp.                                                                   290,550          3,724,851                0.5%
  Qualcomm, Inc.                                                                 107,600          4,009,176                0.5%
  Texas Instruments, Inc.                                                        113,800          3,145,432                0.4%
  Other Securities                                                                               64,682,640                8.0%
                                                                                            ---------------    ---------------
Total Information Technology
  (Cost $114,164,926)                                                                           128,397,268               16.2%
                                                                                            ---------------    ---------------
Health Care -- (14.0%)
  Abbott Laboratories                                                             87,200          4,206,528                0.5%
* Amgen, Inc.                                                                     80,158          5,016,288                0.6%
  Eli Lilly & Co.                                                                 63,100          3,678,730                0.5%
* Genentech, Inc.                                                                 61,700          4,889,725                0.6%
  Johnson & Johnson                                                              172,900         11,601,590                1.5%
  Medtronic, Inc.                                                                 82,300          4,423,625                0.6%
  Pfizer, Inc.                                                                   428,880         11,965,752                1.5%
  UnitedHealth Group, Inc.                                                        95,964          4,661,931                0.6%
  Wyeth                                                                           72,400          3,139,988                0.4%
  Other Securities                                                                               58,723,863                7.4%
                                                                                            ---------------    ---------------
Total Health Care
  (Cost $95,582,173)                                                                            112,308,020               14.2%
                                                                                            ---------------    ---------------
Consumer Discretionary -- (14.0%)
* Comcast Corp. Class A                                                           98,224          3,162,813                0.4%
  Disney (Walt) Co.                                                              140,100          3,844,344                0.5%
  Home Depot, Inc.                                                               141,300          5,560,155                0.7%
  Target Corp.                                                                    58,700          3,152,190                0.4%
* Time Warner, Inc.                                                              314,900          5,479,260                0.7%
  Viacom, Inc. Class B                                                           107,300          3,679,317                0.5%
  Other Securities                                                                               87,420,515               11.0%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
  (Cost $94,325,407)                                                                            112,298,594               14.2%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Industrials -- (10.6%)
  3M Co.                                                                          43,500    $     3,334,275                0.4%
  Boeing Co.                                                                      51,400          3,284,460                0.4%
  General Electric Co.                                                           618,808         22,574,116                2.9%
  United Technologies Corp.                                                       32,100          3,425,070                0.5%
  Other Securities                                                                               52,288,316                6.5%
                                                                                            ---------------    ---------------
Total Industrials
  (Cost $70,920,991)                                                                             84,906,237               10.7%
                                                                                            ---------------    ---------------
Consumer Staples -- (9.4%)
  Altria Group, Inc.                                                              90,600          6,082,884                0.8%
  Coca-Cola Co.                                                                  140,400          6,266,052                0.8%
  PepsiCo, Inc.                                                                  104,900          5,905,870                0.8%
  Procter & Gamble Co.                                                           151,100          8,333,165                1.1%
  Walgreen Co.                                                                    67,200          3,046,848                0.4%
  Wal-Mart Stores, Inc.                                                          263,348         12,437,926                1.6%
  Other Securities                                                                               33,860,289                4.1%
                                                                                            ---------------    ---------------
Total Consumer Staples
  (Cost $70,310,417)                                                                             75,933,034                9.6%
                                                                                            ---------------    ---------------
Energy -- (7.6%)
  ChevronTexaco Corp.                                                            111,700          6,007,226                0.8%
  ConocoPhillips                                                                  43,506          4,691,687                0.6%
  Exxon Mobil Corp.                                                              381,500         21,440,300                2.7%
  Other Securities                                                                               28,915,431                3.6%
                                                                                            ---------------    ---------------
Total Energy
  (Cost $42,940,400)                                                                             61,054,644                7.7%
                                                                                            ---------------    ---------------
Materials -- (3.0%)
Total Materials
  (Cost $21,375,423)                                                                             24,532,435                3.1%
                                                                                            ---------------    ---------------
Utilities -- (3.0%)
Total Utilities
  (Cost $18,285,562)                                                                             24,131,483                3.0%
                                                                                            ---------------    ---------------
Telecommunication Services -- (2.2%)
  SBC Communications, Inc.                                                       134,800          3,151,624                0.4%
  Verizon Communications, Inc.                                                   126,000          4,457,880                0.6%
  Other Securities                                                                               10,217,431                1.3%
                                                                                            ---------------    ---------------
Total Telecommunication Services
  (Cost $16,214,925)                                                                             17,826,935                2.3%
                                                                                            ---------------    ---------------
Real Estate Investment Trusts -- (0.0%)
Total Real Estate Investment Trusts
  (Cost $2,906)                                                                                      20,380                0.0%
                                                                                            ---------------    ---------------
Other -- (0.0%)
Total Other
  (Cost $0)                                                                                               8                0.0%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $672,655,872)                                                                           784,882,138               99.1%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                                     VALUE+    OF NET ASSETS**
                                                                                                     ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
TOTAL RIGHTS/WARRANTS
  (Cost $438)                                                                               $           116                0.0%
                                                                                            ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
    (Collateralized by $15,350,000 U.S. STRIPS 6.125%, 11/15/27,
    valued at $5,515,409) to be repurchased at $5,407,073
    (Cost $5,406,634)                                                    $         5,407          5,406,634                0.7%
  Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
    (Collateralized by $13,857,000 FHLMC Notes 4.00%, 09/22/09,
    valued at $13,874,321) to be repurchased at $13,670,097
    (Cost $13,669,000)                                                            13,669         13,669,000                1.7%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $19,075,634)                                                                             19,075,634                2.4%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $691,731,944)                                                                       $   803,957,888              101.5%
                                                                                            ===============    ===============

----------
 +    See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
 ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                    THE TAX-MANAGED   THE TAX-MANAGED
                                                                    U.S. MARKETWIDE     U.S. EQUITY
                                                                     VALUE SERIES         SERIES
                                                                    ---------------   ---------------
ASSETS:
Investments at Value (including $26,163 and $5,114 of
  securities on loan, respectively)                                 $     2,060,426   $       803,958
Receivables:
  Investment Securities Sold                                                  7,965                48
  Dividends and Interest                                                      2,495             1,144
  Securities Lending Income                                                      39                 8
  Fund Shares Sold                                                            1,273               911
Prepaid Expenses and Other Assets                                                11                 3
                                                                    ---------------   ---------------
    Total Assets                                                          2,072,209           806,072
                                                                    ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                           27,270             5,407
  Investment Securities Purchased                                            24,244             8,401
  Due to Advisor                                                                327                32
Accrued Expenses and Other Liabilities                                          129                49
                                                                    ---------------   ---------------
    Total Liabilities                                                        51,970            13,889
                                                                    ---------------   ---------------
NET ASSETS                                                          $     2,020,239   $       792,183
                                                                    ===============   ===============
Investments at Cost                                                 $     1,528,781   $       691,732
                                                                    ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                    THE TAX-MANAGED   THE TAX-MANAGED
                                                                    U.S. MARKETWIDE     U.S. EQUITY
                                                                     VALUE SERIES         SERIES
                                                                    ---------------   ---------------
INVESTMENT INCOME
  Dividends                                                         $        14,650   $         5,283
  Interest                                                                      247               109
  Income from Securities Lending                                                132                36
                                                                    ---------------   ---------------
      Total Investment Income                                                15,029             5,428
                                                                    ---------------   ---------------
EXPENSES
  Investment Advisory Services                                                1,861               177
  Accounting & Transfer Agent Fees                                              261                99
  Custodian Fees                                                                 88                34
  Legal Fees                                                                      4                 1
  Audit Fees                                                                      8                 3
  Shareholders' Reports                                                          15                 5
  Trustees' Fees and Expenses                                                     7                 3
  Other                                                                           8                 9
                                                                    ---------------   ---------------
      Total Expenses                                                          2,252               331
                                                                    ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                               12,777             5,097
                                                                    ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on Investment Securities Sold                     17,987            (2,650)
  Change in Unrealized Appreciation (Depreciation) of Investment
    Securities                                                               49,089            17,573
                                                                    ---------------   ---------------
  NET GAIN (LOSS)                                                            67,076            14,923
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $        79,853   $        20,020
                                                                    ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                       THE TAX-MANAGED                   THE TAX-MANAGED
                                                 U.S. MARKETWIDE VALUE SERIES           U.S. EQUITY SERIES
                                                ------------------------------    ------------------------------
                                                 SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                    ENDED            ENDED            ENDED            ENDED
                                                   MAY 31,          NOV. 30,         MAY 31,          NOV. 30,
                                                    2005             2004             2005             2004
                                                -------------    -------------    -------------    -------------
                                                 (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $      12,777    $      15,669    $       5,097    $       7,333
  Net Realized Gain (Loss) on Investment
    Securities Sold                                    17,987            1,597           (2,650)             206
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities            49,089          241,813           17,573           47,213
                                                -------------    -------------    -------------    -------------

      Net Increase (Decrease) in Net Assets
        Resulting from Operations                      79,853          259,079           20,020           54,752
                                                -------------    -------------    -------------    -------------

Transactions in Interest:
  Contributions                                       240,957          386,040          158,447          226,792
  Withdrawals                                          (3,184)         (27,739)          (5,234)         (11,352)
                                                -------------    -------------    -------------    -------------

  Net Increase (Decrease) from
    Transactions in Interest                          237,773          358,301          153,213          215,440
                                                -------------    -------------    -------------    -------------
  Total Increase (Decrease)                           317,626          617,380          173,233          270,192

NET ASSETS
  Beginning of Period                               1,702,613        1,085,233          618,950          348,758
                                                -------------    -------------    -------------    -------------
  End of Period                                 $   2,020,239    $   1,702,613    $     792,183    $     618,950
                                                =============    =============    =============    =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS       YEAR            YEAR           YEAR            YEAR           YEAR
                                             ENDED         ENDED           ENDED          ENDED           ENDED          ENDED
                                            MAY 31,       NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,       NOV. 30,
                                             2005           2004            2003           2002            2001           2000
---------------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A           N/A             N/A            N/A             N/A            N/A
                                          -----------   -----------     -----------    -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                     --            --              --             --              --             --
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                       --            --              --             --              --             --
                                          -----------   -----------     -----------    -----------     -----------    -----------
    Total From Investment Operations               --            --              --             --              --             --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                            --            --              --             --              --             --
  Net Realized Gains                               --            --              --             --              --             --
                                          -----------   -----------     -----------    -----------     -----------    -----------
    Total Distributions                           N/A           N/A             N/A            N/A             N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A           N/A             N/A            N/A             N/A            N/A

Total Return                                     4.45%#       20.49%          22.88%        (20.25)%          8.30%          3.07%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $ 2,020,239   $ 1,702,613     $ 1,085,233    $   674,358     $   690,795    $   314,021
Ratio of Expenses to Average Net
  Assets                                         0.24%*        0.25%           0.25%          0.25%           0.25%          0.26%
Ratio of Net Investment Income to
  Average Net Assets                             1.38%*        1.14%           0.61%          0.61%           1.17%          1.98%
Portfolio Turnover Rate                             7%#           5%              6%            15%             11%            39%

                                                             THE TAX-MANAGED U.S. EQUITY SERIES
                                          ------------------------------------------------------------------------
                                          SIX MONTHS       YEAR            YEAR           YEAR          SEPT. 25,
                                             ENDED         ENDED           ENDED          ENDED            TO
                                            MAY 31,       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                             2005          2004            2003           2002            2001
------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period              N/A           N/A             N/A            N/A             N/A
                                          -----------   -----------     -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                     --            --              --             --              --
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                       --            --              --             --              --
                                          -----------   -----------     -----------    -----------     -----------
    Total From Investment Operations               --            --              --             --              --
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                            --            --              --             --              --
  Net Realized Gains                               --            --              --             --              --
                                          -----------   -----------     -----------    -----------     -----------
    Total Distributions                           N/A           N/A             N/A            N/A             N/A
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    N/A           N/A             N/A            N/A             N/A

Total Return                                     2.88%#       12.20%          18.49%        (20.12)%         15.72%#
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)     $   792,183   $   618,950     $   348,758    $   198,247     $    81,548
Ratio of Expenses to Average Net
  Assets                                         0.09%*        0.10%           0.10%          0.12%           0.20%*
Ratio of Net Investment Income to
  Average Net Assets                             1.44%*        1.52%           1.02%          0.63%           0.62%*
Portfolio Turnover Rate                             2%#           5%             13%            11%              4%*#

*   Annualized
#   Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The Tax-Managed U.S. Marketwide Value Series     0.20 of 1%
          The Tax-Managed U.S. Equity Series               0.05 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The Tax-Managed U.S. Marketwide Value Series     $   29,098
          The Tax-Managed U.S. Equity Series                   10,945

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                      OTHER INVESTMENT
                                                                         SECURITIES
                                                                    --------------------
                                                                    PURCHASES    SALES
                                                                    ---------  ---------
The Tax-Managed U.S. Marketwide Value Series                        $ 359,133  $ 123,276
The Tax-Managed U.S. Equity Series                                    173,563     17,267

     There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2005.

F. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to their respective partners.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                            NET
                                                                                                         UNREALIZED
                                                             FEDERAL      UNREALIZED     UNREALIZED    APPRECIATION/
                                                            TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                           -----------   ------------   ------------   --------------
The Tax-Managed U.S. Marketwide Value Series               $ 1,529,505   $    583,575   $    (52,655)  $      530,920
The Tax-Managed U.S. Equity Series                             692,163        131,906        (20,111)         111,795

G. FINANCIAL INSTRUMENTS

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

H. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Series during the six months ended May 31, 2005.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings by the Series under the line of credit during the six months ended May 31, 2005.

I. SECURITIES LENDING:

     As of May 31, 2005, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by the Series from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

      The Series paid fees for securities lending for the period ended May 31, 2005, which have been netted against the Income from Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

          The Tax-Managed U.S. Marketwide Value Series     $   33
          The Tax-Managed U.S. Equity Series                    9

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Trust and the Fund uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed DFA International Value Portfolio compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the Tax-Managed U.S. Marketwide Value Series, the Tax-Managed U.S. Small Cap Portfolio and the Tax-Managed U.S. Equity Series. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                   LWAS/DFA U.S. High Book to Market Portfolio
                    LWAS/DFA Two-Year Fixed Income Portfolio
                     LWAS/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                   LWAS/DFA International High Book to Market
                                    Portfolio


                               SEMI-ANNUAL REPORT


                          Six Months Ended May 31, 2005
                                   (Unaudited)

================================================================================

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
DIMENSIONAL INVESTMENT GROUP INC.
     Disclosure of Fund Expenses                                                 1
     Disclosure of Portfolio Holdings                                            2
     Statement of Assets and Liabilities                                         3
     Statements of Net Assets                                                    4
     Statements of Operations                                                    7
     Statements of Changes in Net Assets                                         8
     Financial Highlights                                                        9
     Notes to Financial Statements                                              12

DFA INVESTMENT DIMENSIONS GROUP INC.
     Disclosure of Fund Expenses                                                16
     Disclosure of Portfolio Holdings                                           17
     Statement of Assets and Liabilities                                        18
     Statement of Operations                                                    19
     Statements of Changes in Net Assets                                        20
     Financial Highlights                                                       21
     Notes to Financial Statements                                              22

THE DFA INVESTMENT TRUST COMPANY
     Disclosure of Fund Expenses                                                25
     Disclosure of Portfolio Holdings                                           26
     Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series                                         28
        The DFA International Value Series                                      31
     Statements of Assets and Liabilities                                       36
     Statements of Operations                                                   37
     Statements of Changes in Net Assets                                        38
     Financial Highlights                                                       39
     Notes to Financial Statements                                              41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                     46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                                47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        DIMENSIONAL INVESTMENT GROUP INC.

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the Portfolio's expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                                         BEGINNING     ENDING                    EXPENSES
                                                                          ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                                           VALUE        VALUE       EXPENSE       DURING
                                                                          12/01/04     05/31/05      RATIO        PERIOD*
                                                                         ----------   ----------  ------------   --------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,048.30          0.35%  $   1.79
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.25          0.35%  $   1.77

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,007.90          0.38%  $   1.90
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.11          0.38%  $   1.92

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                                       $    1,000   $ 1,007.40          0.38%  $   1.90
Hypothetical 5% Annual Return                                            $    1,000   $ 1,023.11          0.38%  $   1.92

----------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Investment Companies                                                            100.0%
                                                                                -----
                                                                                100.0%
                                                                                =====

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Government                                                                       40.8%
Foreign Government                                                               23.6
Supranational                                                                    12.1
Corporate                                                                        12.0
Foreign Corporate                                                                11.5
                                                                                -----
                                                                                100.0%
                                                                                =====

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government                                                                      100.0%
                                                                                -----
                                                                                100.0%
                                                                                =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company (5,001,251 Shares, Cost $65,861) at Value+                $      96,674
Receivable for Investment Securities Sold                                             35
Prepaid Expenses and Other Assets                                                      8
                                                                           -------------
      Total Assets                                                                96,717
                                                                           -------------

LIABILITIES:
Payables:
   Fund Shares Redeemed                                                               35
   Due to Advisor                                                                      1
Accrued Expenses and Other Liabilities                                                24
                                                                           -------------
      Total Liabilities                                                               60
                                                                           -------------
NET ASSETS                                                                 $      96,657
                                                                           =============

SHARES OUTSTANDING $0.01 PAR VALUE
   (Authorized 200,000,000 Shares)                                             7,551,413
                                                                           =============

NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                  $       12.80
                                                                           =============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                     FACE
                                                    AMOUNT                VALUE+
                                                 ------------   ---------------
                                                    (000)
UNITED STATES -- (61.6%)
AGENCY OBLIGATIONS -- (39.0%)
Federal Farm Credit Bank
    2.600%, 09/07/06                             $      1,700   $     1,676,742
    2.750%, 09/29/06                                    6,200         6,122,382
Federal Home Loan Bank
    2.875%, 08/15/06                                      300           297,160
    2.625%, 10/16/06                                    6,500         6,407,642
    3.375%, 02/23/07                                    1,100         1,093,688
Federal Home Loan Mortgage
  Corporation
    2.750%, 10/15/06                                    8,000         7,898,248
Federal National Mortgage Association
    3.625%, 03/15/07                                    8,200         8,174,810
                                                                ---------------
TOTAL AGENCY OBLIGATIONS
    (Cost $31,901,573)                                               31,670,672
                                                                ---------------
BONDS -- (22.6%)
Bank of America Corp.
    5.250%, 02/01/07                                    2,300         2,348,164
Citigroup, Inc.
    5.750%, 05/10/06                                    2,200         2,237,884
General Electric Capital Corp.
    2.970%, 07/26/06                                    2,300         2,277,628
KFW International Finance, Inc.
    5.250%, 06/28/06                                    2,000         2,028,752
Landesbank Baden-Wuerttemberg
    4.150%, 03/30/07                                    2,200         2,206,631
Toyota Motor Credit Corp.
    3.000%, 06/09/06                                    2,000         1,980,296
US Bank NA
    2.850%, 11/15/06                                    2,300         2,263,743
Wal-Mart Stores, Inc.
    5.450%, 08/01/06                                    2,300         2,339,983
Wells Fargo & Co.
    5.900%, 05/21/06                                      600           611,114
                                                                ---------------
TOTAL BONDS
    (Cost $18,448,223)                                               18,294,195
                                                                ---------------
TOTAL -- UNITED STATES
   (Cost $50,349,796)                                                49,964,867
                                                                ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (11.5%)
BONDS -- (11.5%)
Asian Development Bank
    4.875%, 02/05/07                                    2,300         2,348,944
European Bank For Reconstruction &
  Development
    5.375%, 06/15/06                                    2,300         2,331,903
European Investment Bank
    3.000%, 08/15/06                             $      2,300   $     2,286,129
International Finance Corp.
    4.750%, 04/30/07                                    2,300         2,340,848
                                                                ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $9,350,183)                                                  9,307,824
                                                                ---------------
CANADA -- (8.6%)
BONDS -- (8.6%)
British Columbia, Province of
    4.625%, 10/03/06                                    2,300         2,329,840
Canadian Government
    6.750%, 08/28/06                                    2,300         2,385,900
Ontario, Province of
    2.650%, 12/15/06                                    2,300         2,261,112
                                                                ---------------
TOTAL -- CANADA
   (Cost $7,022,469)                                                  6,976,852
                                                                ---------------
GERMANY -- (3.0%)
BONDS -- (3.0%)
Landwirtschaft Rentenbank
   4.500%, 10/23/06
   (Cost $2,444,533)                                    2,400         2,423,374
                                                                ---------------
AUSTRIA -- (2.9%)
BONDS -- (2.9%)
Oesterreichische Kontrollbank AG
   5.125%, 03/20/07
   (Cost $2,347,520)                                    2,300         2,356,677
                                                                ---------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
   5.750%, 06/06/06
   (Cost $2,365,881)                                    2,300         2,345,963
                                                                ---------------
SPAIN -- (2.9%)
BONDS -- (2.9%)
Institut de Credito Oficial
   4.625%, 11/29/06
   (Cost $2,344,044)                                    2,300         2,324,113
                                                                ---------------
UNITED KINGDOM -- (2.8%)
BONDS -- (2.8%)
BP Capital Markets P.L.C
   2.750%, 12/29/06
   (Cost $2,254,506)                                    2,300         2,263,690
                                                                ---------------
SWEDEN -- (2.7%)
BONDS -- (2.7%)
Swedish Export Credit Corp.
   2.875%, 01/26/07
   (Cost $2,179,930)                                    2,200         2,165,328
                                                                ---------------

                                                     FACE
                                                    AMOUNT               VALUE+
                                                 ------------   ---------------
                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc.
  2.89%, 06/01/05 (Collateralized by $280,000
  FHLMC Notes 4.00%, 09/22/09, valued at
  $280,350) to be repurchased at $276,022
  (Cost $276,000)                                $        276   $       276,000
                                                                ---------------
TOTAL INVESTMENTS -- (99.2%)
  (Cost $80,934,862)                                                 80,404,688
                                                                ---------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest Receivable                                                     726,729
Due to Advisor                                                          (10,133)
Other Liabilities in Excess of Other Assets                             (45,449)
                                                                ---------------
                                                                        671,147
                                                                ---------------
NET ASSETS -- (100.0%) Applicable to 8,216,258
  Outstanding $0.01 Par Value Shares
  (200,000,000 Shares Authorized)                               $    81,075,835
                                                                ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                     $          9.87
                                                                ===============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF NET ASSETS

                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                        FACE
                                                                       AMOUNT             VALUE+
                                                                    ------------   -------------
                                                                        (000)
AGENCY OBLIGATIONS -- (99.1%)
Federal Farm Credit Bank
  2.600%, 05/19/06                                                  $     10,700   $  10,593,770
  2.750%, 09/29/06                                                        23,240      22,949,059
Federal Home Loan Bank
  2.875%, 08/15/06                                                         5,400       5,348,873
  2.625%, 10/16/06                                                         7,850       7,738,459
  3.375%, 02/23/07                                                        23,400      23,265,731
                                                                                   -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $70,333,669)                                                                  69,895,892
                                                                                   -------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc.
  2.89%, 06/01/05 (Collateralized by $256,000 FHLMC Notes
  4.00%, 09/22/09, valued at $256,320) to be repurchased
  at $252,020 (Cost $252,000)                                                252         252,000
                                                                                   -------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $70,585,669)                                                                  70,147,892
                                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Interest Receivable                                                                      405,819
Due to Advisor                                                                            (8,808)
Other Liabilities in Excess of Other Assets                                              (22,128)
                                                                                   -------------
                                                                                         374,883
                                                                                   -------------
NET ASSETS -- (100.0%) Applicable to 7,200,332 Outstanding $0.01
  Par Value Shares (200,000,000 Shares Authorized)                                 $  70,522,775
                                                                                   =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $        9.79
                                                                                   =============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                                LWAS/DFA         LWAS/DFA      LWAS/DFA
                                                                               U.S. HIGH         TWO-YEAR      TWO-YEAR
                                                                             BOOK TO MARKET    FIXED INCOME   GOVERNMENT
                                                                                PORTFOLIO        PORTFOLIO    PORTFOLIO
                                                                             --------------    ------------  ------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company       $          603              --            --
   Interest                                                                              --    $      1,182  $      1,039
                                                                             --------------    ------------  ------------
        Total Investment Income                                                         603           1,182         1,039
                                                                             --------------    ------------  ------------
EXPENSES
   Investment Advisory Services                                                          --              61            54
   Administrative Service Fees                                                            5              --            --
   Accounting & Transfer Agent Fees                                                       1              21            19
   Shareholder Servicing Fees                                                            71              32            29
   Custodian Fees                                                                        --               3             3
   Legal Fees                                                                             2               2             2
   Audit Fees                                                                             1              11            10
   Filing Fees                                                                            7              11             9
   Shareholders' Reports                                                                 10              10             9
   Directors' Fees and Expenses                                                           1              --            --
   Other                                                                                 --               3             1
                                                                             --------------    ------------  ------------
        Total Expenses                                                                   98             154           136
                                                                             --------------    ------------  ------------
   NET INVESTMENT INCOME (LOSS)                                                         505           1,028           903
                                                                             --------------    ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company             92              --            --
   Net Realized Gain (Loss) on Investment Securities Sold                               107            (437)         (313)
   Change in Unrealized Appreciation (Depreciation)of Investment Securities           3,772              58           (11)
                                                                             --------------    ------------  ------------
   NET GAIN (LOSS)                                                                    3,971            (379)         (324)
                                                                             --------------    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $        4,476    $        649  $        579
                                                                             ==============    ============  ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               LWAS/DFA                 LWAS/DFA               LWAS/DFA
                                                              U.S. HIGH                 TWO-YEAR               TWO-YEAR
                                                            BOOK TO MARKET            FIXED INCOME            GOVERNMENT
                                                               PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                         ---------------------   ---------------------   ---------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS    YEAR
                                                           ENDED       ENDED        ENDED      ENDED        ENDED      ENDED
                                                           MAY 31,    NOV. 30,     MAY 31,    NOV. 30,      MAY 31,   NOV. 30,
                                                            2005        2004        2005        2004         2005       2004
                                                         -----------  --------   -----------  --------   -----------  --------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                          $       505  $    741   $     1,028  $  1,332   $       903  $  1,197
   Capital Gain Distributions Received
    from The DFA Investment Trust
    Company                                                       92        --            --        --            --        --
   Net Realized Gain (Loss) on
    Investment Securities Sold                                   107       134          (437)     (454)         (313)     (393)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    3,772    15,602            58      (316)          (11)       16
                                                         -----------  --------   -----------  --------   -----------  --------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  4,476    16,477           649       562           579       820
                                                         -----------  --------   -----------  --------   -----------  --------
Distributions From:
   Net Investment Income                                        (541)     (976)         (883)   (1,155)         (810)   (1,100)
   Net Short-Term Gains                                           --        --            --    (1,374)           --    (1,836)
   Net Long-Term Gains                                            --        --            --      (281)           --        --
                                                         -----------  --------   -----------  --------   -----------  --------
       Total Distributions                                      (541)     (976)         (883)   (2,810)         (810)   (2,936)
                                                         -----------  --------   -----------  --------   -----------  --------
Capital Share Transactions (1):
   Shares Issued                                               5,522    10,202         7,307    19,535        10,532    17,475
   Shares Issued in Lieu of Cash
    Distributions                                                474       862           766     2,433           770     2,795
   Shares Redeemed                                            (5,768)  (10,558)       (7,347)  (12,237)      (10,401)  (33,441)
                                                         -----------  --------   -----------  --------   -----------  --------
   Net Increase (Decrease) from Capital
    Share Transactions                                           228       506           726     9,731           901   (13,171)
                                                         -----------  --------   -----------  --------   -----------  --------
       Total Increase (Decrease)                               4,163    16,007           492     7,483           670   (15,287)
NET ASSETS
   Beginning of Period                                        92,494    76,487        80,584    73,101        69,853    85,140
                                                         -----------  --------   -----------  --------   -----------  --------
   End of Period                                         $    96,657  $ 92,494   $    81,076  $ 80,584   $    70,523  $ 69,853
                                                         ===========  ========   ===========  ========   ===========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                438       921           743     1,941         1,079     1,764
    Shares Issued in Lieu of Cash
      Distributions                                               38        78            78       245            79       284
    Shares Redeemed                                             (460)     (943)         (748)   (1,229)       (1,068)   (3,342)
                                                         -----------  --------   -----------  --------   -----------  --------
                                                                  16        56            73       957            90    (1,294)
                                                         ===========  ========   ===========  ========   ===========  ========

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                                 MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005          2004          2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $   12.28      $   10.23     $    8.74     $   11.17     $   12.14     $   13.82
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.07           0.10          0.13          0.12          0.25          0.22
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                      0.52           2.08          1.59         (0.98)         0.90          0.12
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.59           2.18          1.72         (0.86)         1.15          0.34
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.07)         (0.13)        (0.12)        (0.13)        (0.25)        (0.21)
   Net Realized Gains                                  --             --         (0.11)        (1.44)        (1.87)        (1.81)
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.07)         (0.13)        (0.23)        (1.57)        (2.12)        (2.02)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   12.80      $   12.28     $   10.23     $    8.74     $   11.17     $   12.14
================================================================================================================================
Total Return                                         4.83%#        21.45%        20.18%        (8.86)%       10.74%         2.82%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  96,657      $  92,494     $  76,487     $  71,336     $  99,247     $ 130,007
Ratio of Expenses to Average Net
   Assets (1)                                        0.35%*         0.35%         0.36%         0.36%         0.36%         0.37%
Ratio of Net Investment Income to
   Average Net Assets                                1.07%*         0.87%         1.39%         1.15%         1.53%         1.92%
Portfolio Turnover Rate of Master
   Fund Series                                          3%#            7%            7%            9%            6%           26%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS        YEAR         YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005           2004         2003          2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $    9.90      $   10.17     $   10.40     $   10.25     $   10.15     $   10.09
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12           0.16          0.23          0.32          0.47          0.58
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     (0.04)         (0.08)        (0.01)         0.18          0.16          0.03
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.08           0.08          0.22          0.50          0.63          0.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.11)         (0.14)        (0.22)        (0.35)        (0.53)        (0.55)
   Net Realized Gains                                  --          (0.21)        (0.23)           --            --            --
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.11)         (0.35)        (0.45)        (0.35)        (0.53)        (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    9.87      $    9.90     $   10.17     $   10.40     $   10.25     $   10.15
================================================================================================================================
Total Return                                         0.79%#         0.85%         2.15%         4.95%         6.46%         6.29%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  81,076      $  80,584     $  73,101     $  82,184     $ 105,656     $ 119,602
Ratio of Expenses to Average Net
   Assets                                            0.38%*         0.38%         0.37%         0.35%         0.35%         0.34%
Ratio of Net Investment Income to
   Average Net Assets                                2.55%*         1.65%         1.72%         3.09%         4.63%         5.72%
Portfolio Turnover Rate                                42%#          152%          171%          131%           58%           24%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS       YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2005           2004          2003         2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period            $    9.83      $   10.13     $   10.46     $   10.37     $   10.13     $   10.05
                                                ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12           0.17          0.16          0.31          0.47          0.58
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                     (0.05)         (0.06)         0.06          0.16          0.29          0.03
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations               0.07           0.11          0.22          0.47          0.76          0.61
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.11)         (0.15)        (0.20)        (0.34)        (0.52)        (0.53)
   Net Realized Gains                                  --          (0.26)        (0.35)        (0.04)           --            --
                                                ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                           (0.11)         (0.41)        (0.55)        (0.38)        (0.52)        (0.53)
                                                ---------      ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                  $    9.79      $    9.83     $   10.13     $   10.46     $   10.37     $   10.13
================================================================================================================================
Total Return                                         0.74%#         1.10%         2.11%         4.73%         7.79%         6.23%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $  70,523      $  69,853     $  85,140     $  85,609     $ 108,422     $ 122,341
Ratio of Expenses to Average Net
   Assets                                            0.38%*         0.36%         0.35%         0.35%         0.34%         0.34%
Ratio of Net Investment Income to
   Average Net Assets                                2.51%*         1.63%         1.57%         2.88%         4.57%         5.82%
Portfolio Turnover Rate                                37%#          142%          216%          165%          113%           90%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixteen portfolios (the "Portfolios"), of which three are presented in this report.

     The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 2% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended May 31, 2005, the Portfolios' administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

                                                                           ADMINISTRATIVE   ADVISORY
                                                                                FEES          FEES
                                                                           --------------   --------
            LWAS/DFA U.S. High Book to Market Portfolio                         0.01%           --
            LWAS/DFA Two-Year Fixed Income Portfolio                              --          0.15%
            LWAS/DFA Two-Year Government Portfolio                                --          0.15%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay to LWIF fees at the following effective annual rates of their average daily net assets for each Portfolio:

            LWAS/DFA U.S. High Book to Market Portfolio                                    0.15%
            LWAS/DFA Two-Year Fixed Income Portfolio                                       0.08%
            LWAS/DFA Two-Year Government Portfolio                                         0.08%

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

            LWAS/DFA U.S. High Book to Market Portfolio                                $  1,515
            LWAS/DFA Two-Year Fixed Income Portfolio                                      1,291
            LWAS/DFA Two-Year Government Portfolio                                        1,163

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                             U.S. GOVERNMENT        OTHER INVESTMENT
                                                               SECURITIES              SECURITIES
                                                         --------------------      -------------------
                                                         PURCHASES      SALES      PURCHASES     SALES
                                                         ---------      -----      ---------     -----
LWAS/DFA Two-Year Fixed Income Portfolio                 $   9,632    $  16,162    $  25,400    $ 17,401
LWAS/DFA Two-Year Government Portfolio                      27,324       26,374           --          --

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                             ORDINARY
                                                              INCOME
                                                          AND SHORT-TERM     LONG-TERM    RETURN OF
                                                           CAPITAL GAINS   CAPITAL GAINS   CAPITAL      TOTAL
                                                          --------------   -------------  ---------     -----
LWAS/DFA U.S. High Book to Market Portfolio
2004                                                         $    935              --       $  41      $   976
2003                                                              898         $   775          --        1,673
LWAS/DFA Two-Year Fixed Income Portfolio
2004                                                            2,531             279          --        2,810
2003                                                            3,407              --          --        3,407
LWAS/DFA Two-Year Government Portfolio
2004                                                            2,936              --          --        2,936
2003                                                            4,243             128          --        4,371

     Short-term capital gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                            TOTAL NET
                                                                                         UNDISTRIBUTABLE
                                                          UNDISTRIBUTED      CAPITAL        EARNINGS/
                                                         NET INVESTMENT       LOSS        (ACCUMULATED
                                                             INCOME       CARRYFORWARD        LOSS)
                                                         --------------   ------------   ---------------
LWAS/DFA U.S. High Book to Market Portfolio                      --         $  (359)         $ (359)
LWAS/DFA Two-Year Fixed Income Portfolio                     $  415            (454)            (39)
LWAS/DFA Two-Year Government Portfolio                          402            (393)              9

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON NOVEMBER 30,
                                                           -----------------------
                                                              2011        2012        TOTAL
                                                              ----        ----        -----
LWAS/DFA U.S. High Book to Market Portfolio                  $  359          --       $ 359
LWAS/DFA Two-Year Fixed Income Portfolio                         --      $  454         454
LWAS/DFA Two-Year Government Portfolio                           --         393         393

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                       NET
                                                                                                    UNREALIZED
                                                          FEDERAL     UNREALIZED     UNREALIZED    APPRECIATION/
                                                         TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                         --------    ------------   ------------  --------------
LWAS/DFA U.S. High Book to Market Portfolio              $ 76,511      $ 30,812       $ (10,649)     $  20,163
LWAS/DFA Two-Year Fixed Income Portfolio                   80,935            67            (597)          (530)
LWAS/DFA Two-Year Government Portfolio                     70,586            80            (518)          (438)

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolio's may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

     REPURCHASE AGREEMENTS: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolios during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the six months ended May 31, 2005.

I. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                 ACCUMULATED    ACCUMULATED     UNREALIZED
                                                                     NET       NET REALIZED    APPRECIATION
                                                                  INVESTMENT     GAIN (LOSS)   (DEPRECIATION)
                                                      PAID-IN      INCOME      OF INVESTMENT   OF INVESTMENT   TOTAL NET
                                                      CAPITAL      (LOSS)       SECURITIES      SECURITIES       ASSETS
                                                     ---------   -----------   -------------   -------------   ---------
LWAS/DFA U.S. High Book to Market
   Portfolio                                         $  76,742      $ (37)      $  (10,861)       $ 30,813     $  96,657
LWAS/DFA Two-Year Fixed Income
   Portfolio                                            81,938        559             (891)          (530)       81,076
LWAS/DFA Two-Year Government
   Portfolio                                            71,173        494             (706)          (438)       70,523

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                 FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLE

                                                     BEGINNING      ENDING                    EXPENSES
                                                      ACCOUNT       ACCOUNT     ANNUALIZED      PAID
                                                       VALUE         VALUE       EXPENSE       DURING
                                                     12/01/04      05/31/05       RATIO        PERIOD*
                                                     --------      --------     ---------     --------
Actual Fund Return                                   $  1,000     $ 1,021.50      0.51%        $  2.57
Hypothetical 5% Annual Return                        $  1,000     $ 1,022.46      0.51%        $  2.57

----------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc., filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Investment Companies                                                    100.0%
                                                                        -----
                                                                        100.0%
                                                                        =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of
   The DFA Investment Trust Company
   (8,085,457 Shares, Cost $71,621) at Value+                            $     126,618
Receivable for Investment Securities Sold                                            9
Prepaid Expenses and Other Assets                                                   13
                                                                         -------------
      Total Assets                                                             126,640
                                                                         -------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                              9
   Due to Advisor                                                                    1
Accrued Expenses and Other Liabilities                                              35
                                                                         -------------
      Total Liabilities                                                             45
                                                                         -------------
NET ASSETS                                                               $     126,595
                                                                         =============

SHARES OUTSTANDING, $0.01 PAR VALUE
   (Authorized 100,000,000 Shares)                                           8,021,592
                                                                         =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $       15.78
                                                                         =============

----------
+  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company             $     1,174
                                                                                   -----------

EXPENSES
   Administrative Services                                                                   6
   Accounting & Transfer Agent Fees                                                          2
   Shareholder Servicing Fees                                                              125
   Legal Fees                                                                                1
   Audit Fees                                                                                1
   Filing Fees                                                                               6
   Shareholders' Reports                                                                    14
   Directors' Fees and Expenses                                                              1
                                                                                   -----------
          Total Expenses                                                                   156
                                                                                   -----------
   NET INVESTMENT INCOME (LOSS)                                                          1,018
                                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from The DFA Investment Trust Company             4,814
   Net Realized Gain (Loss) on Investment Securities Sold                                1,257
   Change in Unrealized Appreciation (Depreciation) of Investment Securities            (4,133)
                                                                                   -----------

   NET GAIN (LOSS)                                                                       1,938
                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $     2,956
                                                                                   ===========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                SIX MONTHS         YEAR
                                                                                   ENDED           ENDED
                                                                                  MAY 31,        NOV. 30,
                                                                                   2005            2004
                                                                               ------------    ------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      1,018    $      2,205
   Capital Gain Distributions Received from The DFA Investment Trust Company          4,814
   Net Realized Gain (Loss) on Investment Securities Sold                             1,257           3,085
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         (4,133)         27,548
                                                                               ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                    2,956          32,838
                                                                               ------------    ------------
Distributions From:
   Net Investment Income                                                             (1,035)         (4,270)
   Net Short-Term Gains                                                                (168)             (9)
   Net Long-Term Gains                                                               (2,756)            (77)
                                                                               ------------    ------------
    Total Distributions                                                              (3,959)         (4,356)
                                                                               ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                      6,926          10,358
   Shares Issued in Lieu of Cash Distributions                                        3,469           4,125
   Shares Redeemed                                                                  (13,194)        (22,510)
                                                                               ------------    ------------
   Net Increase (Decrease) from Capital Share Transactions                           (2,799)         (8,027)
                                                                               ------------    ------------
    Total Increase (Decrease)                                                        (3,802)         20,455

NET ASSETS
   Beginning of Period                                                              130,397         109,942
                                                                               ------------    ------------
   End of Period                                                               $    126,595    $    130,397
                                                                               ============    ============
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                       428             748
    Shares Issued in Lieu of Cash Distributions                                         220             311
    Shares Redeemed                                                                    (814)         (1,631)
                                                                               ------------    ------------
                                                                                       (166)           (572)
                                                                               ============    ============

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS        YEAR          YEAR         YEAR          YEAR          YEAR
                                                ENDED          ENDED         ENDED        ENDED         ENDED         ENDED
                                               MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                2005           2004          2003         2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period         $   15.93      $   12.55     $    9.61     $   11.35     $   14.47     $   15.29
                                             ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   0.14           0.27          0.24          0.30          0.32          0.30
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                   0.20           3.63          3.07         (0.90)        (1.68)        (0.39)
                                             ---------      ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations            0.34           3.90          3.31         (0.60)        (1.36)        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                         (0.14)         (0.51)        (0.24)        (0.34)        (0.33)        (0.32)
   Net Realized Gains                            (0.35)         (0.01)        (0.13)        (0.80)        (1.43)        (0.41)
                                             ---------      ---------     ---------     ---------     ---------     ---------
      Total Distributions                        (0.49)         (0.52)        (0.37)        (1.14)        (1.76)        (0.73)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   15.78      $   15.93     $   12.55     $    9.61     $   11.35     $   14.47
=============================================================================================================================
Total Return                                      2.15%#        31.89%        35.96%        (5.76)%       10.97%        (0.75)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)        $ 126,595      $ 130,397     $ 109,942     $  89,140     $ 141,058     $ 209,123
Ratio of Expenses to Average Net
   Assets (1)                                     0.51%*         0.52%         0.55%         0.54%         0.52%         0.52%
Ratio of Net Investment Income to
   Average Net Assets                             1.56%*         1.88%         2.20%         2.15%         2.14%         1.85%
Portfolio Turnover Rate of Master
   Fund Series                                       5%#           15%           14%           18%            6%            9%
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

               LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of thirty-seven portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2005, the Portfolio owned 4% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At May 31, 2005, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2,117.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2005, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays to LWIF a fee at the effective annual rate of 0.19 of 1% of its average daily net assets.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                 ORDINARY
                                                  INCOME
                                              AND SHORT-TERM    LONG-TERM
                                               CAPITAL GAINS   CAPITAL GAIN     TOTAL
                                              --------------   ------------     -----
2004                                             $   4,267        $    89      $ 4,356
2003                                                 2,111          1,176        3,287

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                          TOTAL NET
                       UNDISTRIBUTED                     DISTRIBUTABLE
                           NET          UNDISTRIBUTED      EARNINGS
                        INVESTMENT        LONG-TERM      (ACCUMULATED
                          INCOME        CAPITAL GAINS       LOSSES)
                       -------------    -------------    -------------
                            --             $  2,732        $  2,732

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                 NET
                                                              UNREALIZED
                FEDERAL       UNREALIZED     UNREALIZED      APPRECIATION/
                TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                --------     ------------   ------------    --------------
                $  76,743      $  54,997     $  (5,122)       $   49,875

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. There were no borrowings under the discretionary line of credit by the Portfolio during the six months ended May 31, 2005.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2005.

F. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                         ACCUMULATED     ACCUMULATED        UNREALIZED
                             NET         NET REALIZED      APPRECIATION
                         INVESTMENT      GAIN (LOSS)      (DEPRECIATION)
              PAID-IN      INCOME       OF INVESTMENT     OF INVESTMENT     TOTAL NET
              CAPITAL      (LOSS)         SECURITIES        SECURITIES       ASSETS
              -------   ------------    -------------    ---------------    ---------
              $ 71,093     $  (18)         $   523         $   54,997       $  126,595

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                        THE DFA INVESTMENT TRUST COMPANY

                           DISCLOSURE OF FUND EXPENSES
                                   (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated.

                                                            FOR THE PERIOD DECEMBER 1, 2004 TO MAY 31, 2005

EXPENSE TABLES

                                                          BEGINNING         ENDING                     EXPENSES
                                                           ACCOUNT         ACCOUNT      ANNUALIZED      PAID
                                                           VALUE            VALUE         EXPENSE      DURING
                                                          12/01/04         05/31/05        RATIO       PERIOD*
                                                         -----------     -----------    ----------    ---------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                                       $  1,000.00     $  1,049.70       0.14%       $  0.72
Hypothetical 5% Annual Return                            $  1,000.00     $  1,024.30       0.14%       $  0.71

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                                       $  1,000.00     $  1,023.10       0.27%       $  1.36
Hypothetical 5% Annual Return                            $  1,000.00     $  1,023.65       0.27%       $  1.36

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                        THE DFA INVESTMENT TRUST COMPANY

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 29, 2005. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor,
Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to: Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary                                                     29.4%
Financials                                                                 27.4
Energy                                                                      9.0
Industrials                                                                 8.7
Information Technology                                                      6.1
Health Care                                                                 5.6
Materials                                                                   5.4
Consumer Staples                                                            4.3
Telecommunication Services                                                  3.7
Utilities                                                                   0.4
                                                                          -----
                                                                          100.0%
                                                                          =====

THE DFA INTERNATIONAL VALUE SERIES
Financials                                                                 36.4%
Consumer Discretionary                                                     17.8
Materials                                                                  12.6
Industrials                                                                11.4
Telecommunication Services                                                  6.9
Consumer Staples                                                            4.4
Utilities                                                                   3.5
Energy                                                                      2.9
Information Technology                                                      2.2
Health Care                                                                 1.2
Other                                                                       0.4
REITS                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
 * AutoNation, Inc.                                                            2,057,600    $    41,131,424                0.9%
   Clear Channel Communications, Inc.                                          1,942,666         56,784,127                1.2%
 * Comcast Corp. Class A                                                       3,966,525        127,722,105                2.7%
 # Federated Department Stores, Inc.                                             618,200         41,697,590                0.9%
   Ford Motor Co.                                                              5,892,000         58,802,160                1.2%
 # General Motors Corp.                                                        1,913,900         60,345,267                1.3%
   Horton (D.R.), Inc.                                                         1,091,829         37,744,529                0.8%
*# IAC/InterActiveCorp                                                         2,346,703         57,494,223                1.2%
 * Liberty Media Corp. Class A                                                 9,460,100         98,290,439                2.1%
   Penney (J.C.) Co., Inc.                                                     1,120,000         55,731,200                1.2%
   Starwood Hotels & Resorts Worldwide, Inc.                                     548,600         30,705,142                0.6%
 * Time Warner, Inc.                                                          10,059,480        175,034,952                3.7%
   Tribune Co.                                                                 1,182,400         42,779,232                0.9%
   Viacom, Inc. Class B                                                        5,017,000        172,032,930                3.6%
   Other Securities                                                                             337,920,023                6.8%
                                                                                            ---------------    ---------------
Total Consumer Discretionary
   (Cost $1,294,572,123)                                                                      1,394,215,343               29.1%
                                                                                            ---------------    ---------------
Financials -- (26.1%)
 # Allstate Corp.                                                              1,791,600        104,271,120                2.2%
 # Bear Stearns Companies, Inc.                                                  373,770         37,018,181                0.8%
   Chubb Corp.                                                                   428,000         36,050,440                0.8%
   Countrywide Financial Corp.                                                 1,639,998         60,958,726                1.3%
   Hartford Financial Services Group, Inc.                                       868,200         64,932,678                1.4%
   JPMorgan Chase & Co.                                                        2,244,400         80,237,300                1.7%
   KeyCorp                                                                       941,600         30,846,816                0.7%
   Loews Corp.                                                                   636,800         47,951,040                1.0%
   MetLife, Inc.                                                               2,623,300        116,999,180                2.4%
   Principal Financial Group, Inc.                                             1,075,700         42,909,673                0.9%
   Prudential Financial, Inc.                                                  1,731,800        109,640,258                2.3%
   The St. Paul Travelers Companies, Inc.                                      2,390,826         90,564,489                1.9%
   Other Securities                                                                             475,358,400                9.7%
                                                                                            ---------------    ---------------
Total Financials
   (Cost $932,265,029)                                                                        1,297,738,301               27.1%
                                                                                            ---------------    ---------------
Energy -- (8.6%)
 # Anadarko Petroleum Corp.                                                      815,878         61,761,965                1.3%
 # Kerr-McGee Corp.                                                              431,426         31,865,124                0.7%
   Marathon Oil Corp.                                                          1,061,450         51,469,710                1.1%
   Occidental Petroleum Corp.                                                    650,800         47,579,988                1.0%
   Sunoco, Inc.                                                                  298,800         30,647,916                0.6%
   Valero Energy Corp.                                                           776,800         53,304,016                1.1%
   Other Securities                                                                             149,591,646                3.1%
                                                                                            ---------------    ---------------
Total Energy
   (Cost $225,588,682)                                                                          426,220,365                8.9%
                                                                                            ---------------    ---------------
Industrials -- (8.3%)
   Burlington Northern Santa Fe Corp.                                          1,283,000         63,405,860                1.3%
   CSX Corp.                                                                     773,900         32,178,762                0.7%
   Norfolk Southern Corp.                                                      1,541,200         49,195,104                1.0%
   Northrop Grumman Corp.                                                      1,320,242         73,563,884                1.6%
   Raytheon Co.                                                                1,311,300         51,350,508                1.1%
   Union Pacific Corp.                                                           950,700         63,658,872                1.3%
   Other Securities                                                                              77,180,718                1.6%
                                                                                            ---------------    ---------------
Total Industrials
   (Cost $322,613,101)                                                                          410,533,708                8.6%
                                                                                            ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES             VALUE+    OF NET ASSETS**
                                                                                  ------             ------    ---------------
Information Technology -- (5.9%)
   Electronic Data Systems Corp.                                               1,851,700    $    36,478,490                0.8%
   Hewlett-Packard Co.                                                         1,407,700         31,687,327                0.7%
   Other Securities                                                                             223,737,200                4.6%
                                                                                            ---------------    ---------------
Total Information Technology
   (Cost $275,612,074)                                                                          291,903,017                6.1%
                                                                                            ---------------    ---------------
Health Care -- (5.4%)
   Aetna, Inc.                                                                 1,079,252         84,192,449                1.8%
 * Medco Health Solutions, Inc.                                                  690,100         34,505,000                0.7%
   Other Securities                                                                             147,092,008                3.1%
                                                                                            ---------------    ---------------
Total Health Care
   (Cost $147,902,837)                                                                          265,789,457                5.6%
                                                                                            ---------------    ---------------
Materials -- (5.1%)
   Georgia-Pacific Corp.                                                         974,200         32,284,988                0.7%
   International Paper Co.                                                     1,215,775         39,160,113                0.8%
   Weyerhaeuser Co.                                                              860,700         55,213,905                1.2%
   Other Securities                                                                             127,324,475                2.6%
                                                                                            ---------------    ---------------
Total Materials
   (Cost $214,260,843)                                                                          253,983,481                5.3%
                                                                                            ---------------    ---------------
Consumer Staples -- (4.1%)
   Archer-Daniels-Midland Co.                                                  2,475,260         49,133,911                1.0%
   Coca-Cola Enterprises, Inc.                                                 1,874,800         41,020,624                0.9%
   Other Securities                                                                             112,051,267                2.3%
                                                                                            ---------------    ---------------
Total Consumer Staples
   (Cost $146,694,245)                                                                          202,205,802                4.2%
                                                                                            ---------------    ---------------
Telecommunication Services -- (3.5%)
   AT&T Corp.                                                                  2,206,280         41,456,001                0.9%
   SBC Communications, Inc.                                                    1,613,100         37,714,278                0.8%
   Sprint Corp.                                                                2,161,500         51,205,935                1.1%
   Other Securities                                                                              43,411,856                0.8%
                                                                                            ---------------    ---------------
Total Telecommunication Services
   (Cost $181,272,270)                                                                          173,788,070                3.6%
                                                                                            ---------------    ---------------
Utilities -- (0.4%)
Total Utilities
   (Cost $10,735,877)                                                                            21,699,080                0.5%
                                                                                            ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $3,751,517,081)                                                                      4,738,076,624               99.0%
                                                                                            ---------------    ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
 ^ Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
     (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from
     7.500% to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at $162,719,199) to be repurchased at $159,540,395
     (Cost $159,527,456)                                                 $       159,527        159,527,456                3.3%

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                  VALUE+  OF NET ASSETS**
                                                                             ------                  ------  ---------------
                                                                              (000)
Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
   (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued
   at $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)   $        66,221    $    66,221,000                1.4%
                                                                                            ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $225,748,456)                                                                          225,748,456                4.7%
                                                                                            ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,977,265,537)                                                                    $ 4,963,825,080              103.7%
                                                                                            ===============    ===============

----------
 +   See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securites" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

            See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (15.5%)
COMMON STOCKS -- (15.5%)
  Anglo America P.L.C.                                                         2,159,787   $    51,459,160                1.5%
  Aviva P.L.C.                                                                 2,630,567        29,431,339                0.8%
  BAA P.L.C.                                                                   1,632,557        18,467,632                0.5%
  BAE Systems P.L.C.                                                           4,006,840        19,626,679                0.6%
* O2 P.L.C.                                                                    8,760,348        20,295,896                0.6%
  Scottish Power P.L.C.                                                        2,139,658        18,023,688                0.5%
  Vodafone Group P.L.C.                                                       59,364,901       149,452,303                4.3%
  Other Securities                                                                             368,338,325               10.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $542,532,199)                                                                          675,095,022               19.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
    (Cost $14,769)                                                                                  14,769                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $542,546,968)                                                                          675,109,791               19.4%
                                                                                           ---------------    ---------------
JAPAN -- (13.9%)
COMMON STOCKS -- (13.7%)
  Fuji Photo Film Co., Ltd.                                                      770,000        23,978,455                0.7%
  Hitachi, Ltd.                                                                4,970,000        29,696,012                0.9%
  Kyocera Corp.                                                                  238,800        18,270,139                0.5%
  Matsushita Electric Industrial Co., Ltd.                                     3,561,135        53,046,962                1.5%
  Millea Holdings, Inc.                                                            2,296        30,391,067                0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                     2,138,000        19,431,714                0.6%
  Other Securities                                                                             426,660,276               12.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $581,985,790)                                                                          601,474,625               17.3%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
    (Cost $8,054,614)                                                                            8,010,462                0.2%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $590,040,404)                                                                          609,485,087               17.5%
                                                                                           ---------------    ---------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
# AXA                                                                          2,459,139        60,024,211                1.7%
# BNP Paribas SA                                                               1,368,012        91,964,838                2.6%
# Compagnie de Saint-Gobain                                                      455,792        26,216,746                0.8%
# LaFarge SA                                                                     253,511        22,940,260                0.7%
# Renault SA                                                                     317,738        27,183,519                0.8%
# Schneider SA                                                                   318,189        23,394,591                0.7%
# Societe Generale Paris                                                         293,528        28,842,183                0.8%
# Suez (ex Suez Lyonnaise des Eaux)                                              666,220        17,918,894                0.5%
  Other Securities                                                                             146,676,376                4.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $337,331,390)                                                                          445,161,618               12.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $28,587)                                                                                   8,843                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $337,359,977)                                                                          445,170,461               12.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
# Bayer AG                                                                       498,853   $    16,751,199                0.5%
# Bayerische Motorenwerke AG                                                     519,011        22,440,762                0.7%
* Bayerische Vereinsbank AG                                                      845,488        20,776,122                0.6%
# DaimlerChrysler AG                                                           1,368,494        55,172,318                1.6%
# Deutsche Bank AG                                                               770,191        59,920,101                1.7%
  Other Securities                                                                              91,308,578                2.6%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $248,181,818)                                                                          266,369,080                7.7%
                                                                                           ---------------    ---------------
SWITZERLAND -- (5.9%)
COMMON STOCKS -- (5.9%)
  Cie Financiere Richemont AG Series A                                         1,251,000        38,086,850                1.1%
# Credit Swisse Group                                                          1,452,179        58,093,081                1.7%
* Swiss Life AG                                                                  132,137        17,447,146                0.5%
# Swiss Reinsurance Co., Zurich                                                  330,715        20,472,030                0.6%
* Syngenta AG                                                                    165,100        17,067,625                0.5%
* Zurich Financial SVCS AG                                                       152,206        25,283,580                0.7%
  Other Securities                                                                              79,275,452                2.2%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $188,429,435)                                                                          255,725,764                7.3%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.4%)
  Commonwealth Bank of Australia                                               1,376,094        38,441,344                1.1%
  National Australia Bank, Ltd.                                                1,823,878        43,291,233                1.3%
  Other Securities                                                                             112,489,086                3.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCK
  (Cost $133,957,352)                                                                          194,221,663                5.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Australian Dollar
  (Cost $3,701,213)                                                                              3,698,009                0.1%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $137,658,565)                                                                          197,919,672                5.7%
                                                                                           ---------------    ---------------
NETHERLANDS -- (4.4%)
COMMON STOCKS -- (4.4%)
  Aegon NV                                                                     2,897,384        37,096,508                1.1%
  ING Groep NV                                                                 2,065,009        57,137,284                1.7%
  Koninklijke KPN NV                                                           2,458,914        19,554,154                0.6%
  Koninklijke Philips Electronics NV                                           1,412,706        36,135,774                1.0%
  Other Securities                                                                              41,643,711                1.1%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $157,028,179)                                                                          191,567,431                5.5%
                                                                                           ---------------    ---------------
HONG KONG -- (2.9%)
COMMON STOCKS -- (2.9%)
  Cheung Kong Holdings, Ltd.                                                   2,727,000        24,802,772                0.7%
  Hutchison Whampoa, Ltd.                                                      3,751,000        32,550,877                0.9%
  Other Securities                                                                              68,974,671                2.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $112,259,789)                                                                          126,328,320                3.6%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.7%)
  Nordic Baltic Holdings AB                                                    2,603,100   $    23,777,113                0.7%
  Volvo AB Series B                                                              443,400        18,127,730                0.5%
  Other Securities                                                                              74,830,983                2.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $88,187,543)                                                                           116,735,826                3.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                      343,518                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swedish Krona
    (Cost $14,635)                                                                                  14,372                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $88,202,178)                                                                           117,093,716                3.4%
                                                                                           ---------------    ---------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
# Endesa SA, Madrid                                                            1,136,646        24,738,040                0.7%
  Repsol SA                                                                    1,289,224        32,239,985                0.9%
  Other Securities                                                                              56,896,092                1.7%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $70,367,226)                                                                           113,874,117                3.3%
                                                                                           ---------------    ---------------
ITALY -- (2.3%)
COMMON STOCKS -- (2.3%)
  Capitalia SpA                                                                2,992,113        15,632,746                0.5%
  Other Securities                                                                              82,935,794                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,190,508)                                                                            98,568,540                2.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       12,086                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $85,190,508)                                                                            98,580,626                2.8%
                                                                                           ---------------    ---------------
IRELAND -- (1.8%)
COMMON STOCKS -- (1.8%)
  Bank of Ireland P.L.C.                                                       1,181,012        17,929,477                0.5%
  CRH P.L.C.                                                                   1,243,314        31,389,925                0.9%
  Other Securities                                                                              29,584,165                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $73,640,064)                                                                            78,903,567                2.3%
                                                                                           ---------------    ---------------
FINLAND -- (1.2%)
COMMON STOCKS -- (1.2%)
  Upm-Kymmene Oyj                                                                865,900        16,741,637                0.5%
  Other Securities                                                                              37,734,076                1.1%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $47,739,726)                                                                            54,475,713                1.6%
                                                                                           ---------------    ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                         $    54,236,557               1.6%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $39,649,089)                                                                            54,236,557               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Tele Danmark A.S.                                                              380,150        16,760,739               0.5%
  Other Securities                                                                              34,935,973               1.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $36,729,428)                                                                            51,696,712               1.5%
                                                                                           ---------------   ---------------
NORWAY-- (1.0%)
COMMON STOCKS -- (1.0%)
# Norsk Hydro ASA                                                                287,800        23,325,408               0.7%
  Other Securities                                                                              20,218,113               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $36,542,042)                                                                            43,543,521               1.2%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                              30,679,923               0.9%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $26,577,243)                                                                            30,679,923               0.9%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                              16,010,272               0.5%
                                                                                           ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $14,634,454)                                                                            16,010,272               0.5%
                                                                                           ---------------   ---------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              13,561,096               0.4%
                                                                                           ---------------   ---------------
TOTAL -- GREECE
  (Cost $9,708,569)                                                                             13,561,096               0.4%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                              12,406,841               0.4%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $8,010,878)                                                                             12,406,841               0.4%
                                                                                           ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency                                                                                  8,495,382               0.2%
                                                                                           ---------------   ---------------
TOTAL -- EMU
  (Cost $8,683,335)                                                                              8,495,382               0.2%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities                                                                               6,076,634               0.2%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $5,397,217)                                                                              6,076,634               0.2%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                                    VALUE+   OF NET ASSETS**
                                                                                                    ------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  Other Securities                                                                         $             0               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $1,085,853)                                                                                      0               0.0%
                                                                                           ---------------   ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
TEMPORARY CASH INVESTMENTS -- (20.6%)
^ Repurchase Agreement, Deutsche Bank Securities, Merrill
    Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
    respectively, 06/01/05 (Collateralized by $1,247,813,560
    U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S. STRIPS,
    rates ranging from 0% to 10.75%, maturities ranging from
    08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
    to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
    AID-Israel, rates ranging from 0% to 5.50%, maturities ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes, rates ranging from 1.125% to 4.75%, maturities ranging from 06/30/05
    to 02/15/15, valued at $915,552,116) to be repurchased
    at $897,667,509 (Cost $897,592,866)                                  $       897,593       897,592,866              25.8%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,763,255,811)                                                                    $ 4,364,903,149             125.6%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2005

           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)
                                   (UNAUDITED)

                                                                             THE U.S. LARGE          THE DFA
                                                                                CAP VALUE         INTERNATIONAL
                                                                                 SERIES           VALUE SERIES
                                                                             ---------------     ---------------
ASSETS:
Investments at Value (including $153,810 and $845,639 of securities
 on loan, respectively)+                                                     $     4,963,825     $     4,364,903
Cash                                                                                       1                  --
Receivables:
   Investment Securities Sold                                                          1,427                 122
   Dividends, Interest, and Tax Reclaims                                               6,334              11,301
   Securities Lending Income                                                             260               1,018
   Fund Shares Sold                                                                    6,047               6,763
Prepaid Expenses and Other Assets                                                         20                  17
                                                                             ---------------     ---------------
    Total Assets                                                                   4,977,914           4,384,124
                                                                             ---------------     ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                  159,527             897,593
   Investment Securities Purchased                                                    29,501               9,084
   Fund Shares Redeemed                                                                  109                 323
   Due to Advisor                                                                        387                 575
   Loan Payable                                                                           --                 241
Accrued Expenses and Other Liabilities                                                   259                 247
                                                                             ---------------     ---------------
    Total Liabilities                                                                189,783             908,063
                                                                             ---------------     ---------------
NET ASSETS                                                                   $     4,788,131     $     3,476,061
                                                                             ===============     ===============
SHARES OUTSTANDING $0.01 PAR VALUE
 (Unlimited Number of Shares Authorized)                                         247,661,374         221,948,580
                                                                             ===============     ===============
NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                    $         19.33     $         15.66
                                                                             ===============     ===============
Investments at Cost                                                          $     3,977,265     $     3,763,256
                                                                             ===============     ===============

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2005

                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

                                                                             THE U.S. LARGE           THE DFA
                                                                               CAP VALUE           INTERNATIONAL
                                                                                SERIES             VALUE SERIES
                                                                             --------------        -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $6,624, respectively)   $     30,069         $     59,004
   Interest                                                                            644                  243
   Income from Securities Lending                                                      501                2,820
                                                                              ------------         ------------
        Total Investment Income                                                     31,214               62,067
                                                                              ------------         ------------
EXPENSES
   Investment Advisory Services                                                      2,171                3,260
   Accounting & Transfer Agent Fees                                                    610                  655
   Custodian Fees                                                                      206                  381
   Legal Fees                                                                            8                    8
   Audit Fees                                                                           18                   12
   Shareholders' Reports                                                                20                   14
   Trustees' Fees and Expenses                                                          16                   10
   Other                                                                                30                   42
                                                                              ------------         ------------
        Total Expenses                                                               3,079                4,382
                                                                              ------------         ------------
   NET INVESTMENT INCOME (LOSS)                                                     28,135               57,685
                                                                              ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on Investment Securities Sold                           33,983               62,333
   Net Realized Gain (Loss) on Foreign Currency Transactions                            --                  (82)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                    146,995              (67,392)
     Translation of Foreign Currency Denominated Amounts                                --                 (654)
                                                                              ------------         ------------
   NET GAIN (LOSS)                                                                 180,978               (5,795)
                                                                              ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    209,113         $     51,890
                                                                              ============         ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE U.S. LARGE CAP                  THE DFA INTERNATIONAL
                                                               VALUE SERIES                         VALUE SERIES
                                                     --------------------------------      --------------------------------
                                                       SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                          ENDED              ENDED              ENDED              ENDED
                                                         MAY 31,           NOV. 30,            MAY 31,           NOV. 30,
                                                          2005               2004               2005               2004
                                                     -------------      -------------      -------------      -------------
                                                      (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      28,135      $      45,093      $      57,685      $      49,525
   Net Realized Gain (Loss) on
     Investment Securities Sold                             33,983             84,609             62,333            115,062
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                              --                 --                (82)              (332)
   Change in Unrealized Appreciation
    (Depreciation) of:
     Investment Securities and
      Foreign Currency                                     146,995            496,658            (67,392)           436,284
     Translation of Foreign Currency
      Denominated Amounts                                       --                 --               (654)               162
                                                     -------------      -------------      -------------      -------------
   Net Increase (Decrease) in Net
    Assets Resulting from
    Operations                                             209,113            626,360             51,890            600,701
                                                     -------------      -------------      -------------      -------------
   Distributions From:
   Net Investment Income                                   (26,329)           (33,641)           (26,491)           (44,310)
   Net Short-Term Gains                                         --                 --             (2,493)                --
   Net Long-Term Gains                                      (3,972)                --           (104,987)                --
                                                     -------------      -------------      -------------      -------------
     Total Distributions                                   (30,301)           (33,641)          (133,971)           (44,310)
                                                     -------------      -------------      -------------      -------------
Capital Share Transactions (1):
   Shares Issued                                           677,006            857,913            664,859            728,312
   Shares Issued in Lieu of Cash
    Distributions                                           28,649             32,697            131,569             42,852
   Shares Redeemed                                         (16,249)           (74,078)           (42,329)          (128,290)
                                                     -------------      -------------      -------------      -------------
   Net Increase (Decrease) from
    Capital Share Transactions                             689,406            816,532            754,099            642,874
                                                     -------------      -------------      -------------      -------------
        Total Increase (Decrease)                          868,218          1,409,251            672,018          1,199,265

   NET ASSETS
   Beginning of Period                                   3,919,913          2,510,662          2,804,043          1,604,778
                                                     -------------      -------------      -------------      -------------
   End of Period                                     $   4,788,131      $   3,919,913      $   3,476,061      $   2,804,043
                                                     =============      =============      =============      =============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                          35,683             50,791             41,322             51,724
     Shares Issued in Lieu of Cash
      Distributions                                          1,509              1,939              8,398              3,072
     Shares Redeemed                                          (857)            (4,363)            (2,638)            (9,358)
                                                     -------------      -------------      -------------      -------------
                                                            36,335             48,367             47,082             45,438
                                                     =============      =============      =============      =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period                               $     18.55      $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.12             0.23            0.21            0.20            0.25            0.33
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                0.80             3.09            2.41           (1.43)           1.25            0.04
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total from Investment
      Operations                             0.92             3.32            2.62           (1.23)           1.50            0.37
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.12)           (0.18)          (0.22)          (0.20)          (0.27)          (0.32)
   Net Realized Gains                       (0.02)              --              --              --           (1.50)          (3.13)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total Distributions                    (0.14)           (0.18)          (0.22)          (0.20)          (1.77)          (3.45)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     19.33      $     18.55     $     15.41     $     13.01     $     14.44     $     14.71
==================================================================================================================================
Total Return                                 4.97%#          21.68%          20.34%          (8.64)%         10.97%           3.06%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                          $ 4,788,131      $ 3,919,913     $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343
Ratio of Expenses to Average Net
 Assets                                      0.14%*           0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income to
 Average Net Assets                          1.30%*           1.41%           1.62%           1.49%           1.66%           2.20%
Portfolio Turnover Rate                         3%#              7%              7%              9%              6%             26%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS          YEAR            YEAR            YEAR            YEAR            YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED           ENDED
                                        MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                         2005             2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
 Period                               $     16.04      $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
                                      -----------      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)              0.27             0.33            0.27            0.24            0.27            0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                0.10             3.61            3.06           (0.78)          (1.49)          (0.31)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total from Investment
      Operations                             0.37             3.94            3.33           (0.54)          (1.22)          (0.04)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                    (0.15)           (0.30)          (0.25)          (0.25)          (0.27)          (0.26)
   Net Realized Gains                       (0.60)              --           (0.01)          (0.03)          (0.43)          (0.81)
                                      -----------      -----------     -----------     -----------     -----------     -----------
     Total Distributions                    (0.75)           (0.30)          (0.26)          (0.28)          (0.70)          (1.07)
                                      -----------      -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period        $     15.66      $     16.04     $     12.40     $      9.33     $     10.15     $     12.07
==================================================================================================================================
Total Return                                 2.31%#          32.15%          36.24%          (5.53)%        (10.75)%         (0.51)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                          $ 3,476,061      $ 2,804,043     $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481
Ratio of Expenses to Average Net
 Assets                                      0.27%*           0.28%           0.30%           0.30%           0.29%           0.29%
Ratio of Net Investment Income to
 Average Net Assets                          3.55%*           2.35%           2.61%           2.36%           2.32%           2.13%
Portfolio Turnover Rate                         5%#             15%             14%             18%              6%              9%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "Fund") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources.

Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2005, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At May 31, 2005, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

            The U.S. Large Cap Value Series                       $  67,547
            The DFA International Value Series                       50,660

E. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2005, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                   PURCHASES        SALES
                                                                   ---------      ---------
The U.S. Large Cap Value Series                                    $ 765,051      $ 122,559
The DFA International Value Series                                   843,507        165,589

     There were no purchases or sales of U.S. Government Securities during the six months ended May 31, 2005.

F. FEDERAL INCOME TAXES:

     Each Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and November 30, 2003 were as follows (amounts in thousands):

                                                    ORDINARY
                                                     INCOME
                                                 AND SHORT-TERM      LONG-TERM
                                                 CAPITAL GAINS     CAPITAL GAINS     TOTAL
                                                 --------------    -------------    --------
The U.S. Large Cap Value Series
2004                                                $ 33,641               --       $ 33,641
2003                                                  31,464               --         31,464
The DFA International Value Series
2004                                                  44,310               --         44,310
2003                                                  30,082          $ 1,177         31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     At November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                               TOTAL NET
                                                                                             DISTRIBUTABLE
                                                      UNDISTRIBUTED        UNDISTRIBUTED        EARNINGS
                                                      NET INVESTMENT         LONG-TERM        (ACCUMULATED
                                                          INCOME           CAPITAL GAINS          LOSS)
                                                      --------------       -------------      ------------
The U.S. Large Cap Value Series                         $  13,203           $    3,947         $   17,150
The DFA International Value Series                         22,727              104,819            127,546

     Certain of The DFA International Value Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At May 31, 2005, the total cost and aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amount in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                    FEDERAL          UNREALIZED      UNREALIZED      APPRECIATION/
                                                    TAX COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   -----------      ------------    ------------    --------------
The U.S. Large Cap Value Series                    $ 3,977,265      $ 1,216,187     $ (229,627)        $ 986,560
The DFA International Value Series                   3,763,356          692,851        (91,304)          601,547

G. COMPONENTS OF NET ASSETS:

     At May 31, 2005, net assets consisted of (amounts in thousands):

                                                                                      APPRECIATION
                                          ACCUMULATED    ACCUMULATED    UNREALIZED   (DEPRECIATION)  ACCUMULATED
                                         NET INVESTMENT  NET REALIZED  NET REALIZED  OF INVESTMENT   NET FOREIGN
                                         INCOME (LOSS)   GAIN (LOSS)     FOREIGN     SECURITIES AND    EXCHANGE
                              PAID-IN    OF INVESTMENT  OF INVESTMENT    EXCHANGE       FOREIGN          GAIN       TOTAL NET
                              CAPITAL      SECURITIES     SECURITIES    GAIN (LOSS)    CURRENCY         (LOSS)       ASSETS
                            -----------  -------------- -------------  ------------  --------------  -----------   -----------
The U.S. Large Cap
 Value Series               $ 3,752,794     $ 14,963       $ 33,814          --        $ 986,560            --     $ 4,788,131
The DFA International
 Value Series                 2,771,495       49,058         54,235       $ (82)         601,647        $ (292)      3,476,061

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2005.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 27, 2006. Borrowings under the discretionary line of credit by the Series during the six months ended May 31, 2005 were as follows:

                                                     WEIGHTED       WEIGHTED       NUMBER OF   INTEREST     MAXIMUM AMOUNT
                                                      AVERAGE        AVERAGE         DAYS       EXPENSE     BORROWED DURING
                                                   INTEREST RATE  LOAN BALANCE    OUTSTANDING  INCURRED       THE PERIOD
                                                   -------------  ------------    -----------  --------     ---------------
The DFA International Value Series                     3.76%       $  241,250          1         $  25        $  241,250

     At May 31, 2005, The DFA International Value Series had an outstanding borrowing under the line of credit of $241,250 plus accrued interest. There were no other outstanding borrowings under the line of credit at May 31, 2005.

     The Trust, together with other Dimensional-advised series, has also entered into an additional $150 million unsecured line of credit effective April 3, 2005 with its international custodian bank. Each series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each series is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on April 2, 2006. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2005.

J. SECURITIES LENDING:

     As of May 31, 2005, the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

     The Series paid fees for securities lending for the six month period ended May 31, 2005, which have been netted against the Income for Securities Lending on the Statements of Operations. These fees are presented below (amounts in thousands):

           The U.S. Large Cap Value Series                         $   126
           The DFA International Value Series                        1,219

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund and the Trust uses in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1 and ending June 30.

                BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

     At the Board meeting held on December 15, 2004 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

     Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members, met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper Analytical Services, Inc., and issues related to the continuation of the Advisory Agreements.

     At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

     When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

     In considering the performance of each Fund, the Board analyzed the Lipper reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of The U.S. Large Cap Value Series and The DFA International Value Series compared favorably with their peer groups. At the Board's request, the Advisor specifically addressed the factors that contributed to the comparative performance of the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio. The Board concluded that the Advisor's explanations provided a sound basis for understanding the performance of these Funds. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

     When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

     The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

     The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

     After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund/underlying funds in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

--------------------------------------------------------------------------------------------------------
NAME OF ENTITY FOR WHICH SCHEDULE OF            RELATIONSHIP TO SERIES OF THE REGISTRANT
INVESTMENTS IS PROVIDED
--------------------------------------------------------------------------------------------------------
DFA Real Estate Securities Portfolio            Series of Registrant
--------------------------------------------------------------------------------------------------------
Large Cap International Portfolio               Series of Registrant
--------------------------------------------------------------------------------------------------------
DFA International Small Cap Value Portfolio     Series of Registrant
--------------------------------------------------------------------------------------------------------
Emerging Markets Core Equity Portfolio          Series of Registrant
--------------------------------------------------------------------------------------------------------
The U.S. Large Company Series                   Master fund for U.S. Large Company Portfolio
--------------------------------------------------------------------------------------------------------
The U.S. Large Cap Value Series                 Master fund for U.S. Large Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
The U.S. Small XM Value Series                  Master fund for U.S. Small XM Value Portfolio
--------------------------------------------------------------------------------------------------------
The U.S. Small Cap Value Series                 Master fund for U.S. Small Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
The U.S. Small Cap Series                       Master fund for U.S. Small Cap Portfolio
--------------------------------------------------------------------------------------------------------
The U.S. Micro Cap Series                       Master fund for U.S. Micro Cap Portfolio
--------------------------------------------------------------------------------------------------------
The DFA International Value Series              Master fund for LWAS/DFA International High Book to
                                                Market Portfolio
--------------------------------------------------------------------------------------------------------
The Japanese Small Company Series               Master fund for Japanese Small Company Portfolio and an
                                                underlying fund for International Small Company
                                                Portfolio
--------------------------------------------------------------------------------------------------------
The Pacific Rim Small Company Series            Master fund for Pacific Rim Small Company Portfolio and
                                                an underlying fund for International Small Company
                                                Portfolio
--------------------------------------------------------------------------------------------------------
The Continental Small Company Series            Master fund for Continental Small Company Portfolio and
                                                an underlying fund for International Small Company
                                                Portfolio
--------------------------------------------------------------------------------------------------------
The United Kingdom Small Company Series         Master fund for United Kingdom Small Company Portfolio
                                                and an underlying fund for International Small Company
                                                Portfolio
--------------------------------------------------------------------------------------------------------
The Emerging Markets Series                     Master fund for Emerging Markets Portfolio
--------------------------------------------------------------------------------------------------------
The Emerging Markets Small Cap Series           Master fund for Emerging Markets Small Cap Portfolio
--------------------------------------------------------------------------------------------------------
Dimensional Emerging Markets Value Fund Inc.    Master fund for Emerging Markets Value Portfolio
--------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Small Cap Value Portfolio      Series of Registrant
--------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Small Cap Portfolio            Series of Registrant
--------------------------------------------------------------------------------------------------------
Tax-Managed DFA International Value Portfolio   Series of Registrant
--------------------------------------------------------------------------------------------------------
The Tax-Managed U.S. Marketwide Value Series    Master fund for Tax-Managed U.S. Marketwide Value
                                                Portfolio
--------------------------------------------------------------------------------------------------------
The Tax-Managed U.S. Equity Series              Master fund for Tax-Managed U.S. Equity Portfolio
--------------------------------------------------------------------------------------------------------

                      DFA REAL ESTATE SECURITIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.5%)
Real Estate Investment Trusts -- (95.5%)
         Acadia Realty Trust                                                                194,600    $      3,298,470
         Affordable Residential Communities                                                 254,100           3,130,512
         Agree Realty Corp.                                                                  47,500           1,365,625
    *    Alexander's, Inc.                                                                   14,000           3,609,620
         Alexandria Real Estate Equities, Inc.                                              121,800           8,440,740
         AMB Property Corp.                                                                 515,200          20,767,712
    *    America First Apartment Investors, Inc.                                              3,000              33,900
         American Campus Communites, Inc.                                                    47,400             971,700
         American Land Lease, Inc.                                                           46,200             997,920
    #    AmeriVest Properties, Inc.                                                         148,900             655,160
         AMLI Residential Properties Trust                                                  158,800           4,563,912
         Apartment Investment & Management Co. Class A                                      588,100          21,818,510
         Archstone-Smith Trust                                                            1,238,655          45,607,277
         Arden Realty Group, Inc.                                                           411,200          14,104,160
    *    Ashford Hospitality Trust                                                          253,500           2,524,860
         Associated Estates Realty Corp.                                                    122,200           1,057,030
    #    AvalonBay Communities, Inc.                                                        451,900          33,833,753
         Bedford Property Investors, Inc.                                                   101,900           2,361,023
         BioMed Realty Trust, Inc.                                                          194,900           4,356,015
         BNP Residential Properties, Inc.                                                    41,700             655,524
    #    Boston Properties, Inc.                                                            674,400          45,043,176
    *    Boykin Lodging Co.                                                                 108,200           1,146,920
         Brandywine Realty Trust                                                            344,900           9,712,384
         BRE Properties, Inc. Class A                                                       314,800          12,132,392
    *    Burnham Pacific Properties, Inc.                                                    12,500               1,013
         Camden Property Trust                                                              321,600          16,597,776
    #    Capital Automotive                                                                 285,403          10,211,719
         CarrAmerica Realty Corp.                                                           334,900          11,577,493
         CBL & Associates Properties, Inc.                                                  191,500          15,601,505
         Cedar Shopping Centers, Inc.                                                       114,700           1,551,891
         CenterPoint Properties Trust                                                       301,800          12,615,240
         Colonial Properties Trust                                                          246,156          10,043,165
         Commercial Net Lease Realty                                                        318,075           6,170,655
         Corporate Office Properties Trust                                                  225,800           6,306,594
         Cousins Properties, Inc.                                                           311,500           8,827,910
         Crescent Real Estate Equities, Inc.                                                698,200          12,839,898
         CRT Properties, Inc.                                                               197,300           4,535,927
         Developers Diversified Realty Corp.                                                672,299          30,656,834
    *    Digital Realty Trust, Inc.                                                          56,500             847,500
         Duke Realty Corp.                                                                  889,200          27,449,604
         EastGroup Properties, Inc.                                                         135,900           5,533,848
         Entertainment Properties Trust                                                     156,000           6,942,000

         Equity Inns, Inc.                                                                  334,600           4,011,854
         Equity Lifestyle Properties, Inc.                                                  143,700           5,451,978
         Equity Office Properties Trust                                                   2,521,063          81,909,337
         Equity One, Inc.                                                                   457,476           9,785,412
         Equity Residential                                                               1,777,000          63,794,300
         Essex Property Trust, Inc.                                                         142,800          11,424,000
         Extra Space Storage, Inc.                                                          162,993           2,347,099
         Federal Realty Investment Trust                                                    325,200          17,951,040
    *    FelCor Lodging Trust, Inc.                                                         369,800           5,147,616
    #    First Industrial Realty Trust, Inc.                                                266,300          10,332,440
    *    First Potomac Realty Trust                                                          27,500             622,875
  * #    First Union Real Estate Equity & Mortgage Investments                              178,500             658,665
         Gables Residential Trust                                                           181,900           6,622,979
    #    General Growth Properties                                                        1,462,200          56,923,446
         Glenborough Realty Trust, Inc.                                                     223,500           4,516,935
         Glimcher Realty Trust                                                              220,700           5,683,025
         Global Signal, Inc.                                                                323,300          11,260,539
    *    Golf Trust America, Inc.                                                            40,300              58,032
    *    Government Properties Trust, Inc.                                                   71,700             652,470
         Heritage Property Investment Trust                                                 286,300           9,301,887
         Hersha Hospitality Trust                                                           125,800           1,197,616
    *    Highland Hospitality Corp.                                                         229,800           2,435,880
         Highwood Properties, Inc.                                                          328,000           9,026,560
    *    HMG Courtland Properties, Inc.                                                       2,400              25,680
         Home Properties of New York, Inc.                                                  200,990           8,280,788
         Hospitality Properties Trust                                                       410,100          18,011,592
         Host Marriott Corp.                                                              2,185,400          36,605,450
         HRPT Properties Trust                                                            1,218,400          14,413,672
         Humphrey Hospitality Trust                                                          74,200             330,190
         Inland Real Estate Corp.                                                           409,400           6,386,640
         Innkeepers USA Trust                                                               265,200           3,582,852
         Kilroy Realty Corp.                                                                177,100           8,001,378
         Kimco Realty Corp.                                                                 684,550          39,539,608
    *    Kite Realty Group Trust                                                             40,600             592,354
         Lasalle Hotel Properties                                                           183,400           5,667,060
         Lexington Corporate Properties Trust                                               304,600           7,014,938
         Liberty Property Trust                                                             530,600          21,908,474
         Macerich Co.                                                                       364,200          22,955,526
         Mack-Cali Realty Corp.                                                             381,700          16,829,153
         Maguire Properties, Inc.                                                           264,400           6,914,060
         Malan Realty Investors, Inc.                                                        19,100              70,479
         Maxus Realty Trust, Inc.                                                             1,700              22,950
    *    Meristar Hospitality Corp.                                                         542,100           4,548,219
         Mid-America Apartment Communities, Inc.                                            140,500           5,690,250
         Mills Corp.                                                                        335,400          19,278,792
         Mission West Properties, Inc.                                                      112,200           1,065,900
         Monmouth Real Estate Investment Corp. Class A                                      110,458             849,422
         New Plan Excel Realty Trust                                                        628,400          16,929,096
         One Liberty Properties, Inc.                                                        61,100           1,163,955
         Pan Pacific Retail Properties, Inc.                                                247,831          15,824,009
    *    Paragon Real Estate Equity & Investment Trust                                       10,700               1,284
         Parkway Properties, Inc.                                                            87,200           4,207,400
         Pennsylvania Real Estate Investment Trust                                          242,981          10,691,164
    *    Philips International Realty Corp.                                                  14,400                 504
         Post Properties, Inc.                                                              245,300           8,045,840

         Prentiss Properties Trust                                                          275,800           9,515,100
    *    Prime Group Realty Trust                                                           127,900             915,764
    #    ProLogis                                                                         1,145,700          46,790,388
         PS Business Parks, Inc.                                                            135,600           5,565,024
         Public Storage, Inc.                                                               803,400          48,308,442
         Ramco-Gershenson Properties Trust                                                  102,600           2,847,150
         Realty Income Corp.                                                                490,400          12,073,648
         Reckson Associates Realty Corp.                                                    497,901          15,728,693
         Regency Centers Corp.                                                              384,700          21,485,495
    #    Roberts Realty Investors, Inc.                                                      14,400             110,160
         Saul Centers, Inc.                                                                 102,300           3,391,245
         Senior Housing Properties Trust                                                    424,700           7,640,353
         Shurgard Storage Centers, Inc. Class A                                             284,600          12,422,790
         Simon Property Group, Inc.                                                       1,353,997          93,046,674
         Simon Property Group, L.P.                                                          66,210           3,972,600
         Sizeler Property Investors, Inc.                                                    99,500           1,194,000
         SL Green Realty Corp.                                                              253,900          15,729,105
         Sovran Self Storage, Inc.                                                           97,900           4,365,361
         Strategic Hotel Capital, Inc.                                                      179,200           2,922,752
         Sun Communities, Inc.                                                              112,400           4,046,400
         Sunstone Hotel Investors, Inc.                                                     212,900           4,898,829
         Tanger Factory Outlet Centers, Inc.                                                167,900           4,064,859
  * #    Tarragon Corp.                                                                     149,195           3,270,354
         Taubman Centers, Inc.                                                              307,400           9,756,876
         Town & Country Trust                                                               105,000           2,892,750
         Trizec Properties, Inc.                                                            953,700          18,606,687
         Trustreet Properties, Inc.                                                         151,900           2,392,425
         United Dominion Realty Trust, Inc.                                                 833,900          19,221,395
         United Mobile Homes, Inc.                                                           54,700             801,355
         Urstadt Biddle Properties, Inc.                                                     19,800             325,314
         Urstadt Biddle Properties, Inc. Class A                                            114,200           1,879,732
         U-Store-It Trust                                                                   127,500           2,409,750
         Vornado Realty Trust                                                               775,400          61,023,980
         Washington Real Estate Investment Trust                                            257,200           7,998,920
         Weingarten Realty Investors                                                        543,500          20,658,435
         Winston Hotels, Inc.                                                               161,700           1,697,850
                                                                                                       ----------------
Total Real Estate Investment Trusts
(Cost $1,096,101,372)                                                                                     1,531,034,186
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $1,096,101,372)                                                                                     1,531,034,186
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
      ^  Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $128,705,000 U.S. STRIPS 6.125%, 11/15/27, valued at
         $46,244,994) to be repurchased at $45,340,256 (Cost $45,336,579)          $         45,337          45,336,579
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $26,333,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $26,365,916) to be repurchased at $25,978,085 (Cost $25,976,000)                    25,976          25,976,000
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $71,312,579)                                                                                           71,312,579
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,167,413,951)                                                                                  $  1,602,346,765
                                                                                                       ----------------

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     UNITED KINGDOM -- (21.3%)
     COMMON STOCKS -- (21.3%)
               3I Group P.L.C.                                                               47,318    $        594,438
               Aegis Group P.L.C.                                                            93,242             165,345
               Aggreko P.L.C.                                                                20,000              70,480
               Alliance & Leicester P.L.C.                                                   46,652             725,947
               Alliance Unichem P.L.C.                                                       46,743             698,703
               Allied Domecq P.L.C.                                                         105,124           1,324,067
               Amec P.L.C.                                                                   26,046             159,010
               Amvescap P.L.C.                                                               81,593             478,659
               Anglo America P.L.C.                                                         147,129           3,505,501
               Antofagasta P.L.C.                                                            38,710             812,567
               Arm Holdings P.L.C.                                                          124,215             244,467
               Arriva P.L.C.                                                                 17,572             169,943
               Associated British Foods P.L.C.                                              156,137           2,269,990
               Associated British Ports Holdings P.L.C.                                      28,575             253,370
               Aviva P.L.C.                                                                 217,315           2,431,366
               AWG P.L.C.                                                                    13,189             214,592
               BAA P.L.C.                                                                   101,758           1,151,096
               BAE Systems P.L.C.                                                           304,982           1,493,891
               Balfour Beatty P.L.C.                                                         38,213             224,245
               Barclays P.L.C                                                               630,263           5,972,908
               Barratt Developments P.L.C.                                                   21,581             259,174
               BBA Group P.L.C.                                                              37,724             206,081
               Bellway P.L.C.                                                                10,083             156,096
               BG Group P.L.C.                                                              335,914           2,543,817
               BHP Billiton P.L.C.                                                          234,473           2,834,078
               BOC Group P.L.C.                                                              38,519             703,446
               Boots Group P.L.C.                                                            67,524             744,109
               Bovis Homes Group P.L.C.                                                       9,923             123,351
               BP Amoco P.L.C.                                                            2,029,664          20,356,813
               BPB P.L.C.                                                                    44,716             416,570
               Bradford & Bingley P.L.C.                                                     58,335             326,839
               Brambles Industries P.L.C.                                                    66,589             364,051
               Britannic P.L.C.                                                              16,713             155,117
            *  British Airways P.L.C.                                                       184,946             921,270
               British American Tobacco P.L.C.                                              273,139           5,184,939
               British Land Co. P.L.C.                                                       47,925             758,219
               British Sky Broadcasting Group P.L.C.                                        272,457           2,701,753
               Brixton P.L.C.                                                                23,087             154,405
               BT Group P.L.C.                                                              807,511           3,133,717
            *  BTG P.L.C.                                                                     5,600              14,319
               Bunzl P.L.C.                                                                  40,785             398,012
               Cable and Wireless P.L.C.                                                    217,095             528,702
               Cadbury Schweppes P.L.C.                                                     196,938           1,918,147

           *   Cairn Energy P.L.C.                                                           13,970             308,089
               Capita Group P.L.C.                                                           60,892             424,340
               Carnival P.L.C.                                                               17,221             942,788
               Carpetright P.L.C.                                                             8,513             133,826
               Carphone Warehouse Group P.L.C.                                              182,534             545,501
               Cattles P.L.C.                                                                24,806             143,449
               Centrica P.L.C.                                                              352,500           1,485,992
               Close Brothers Group P.L.C.                                                   14,870             197,300
               Cobham P.L.C.                                                                 10,041             257,187
               Collins Stewart Tullett P.L.C.                                                22,435             172,015
         # *   Colt Telecom Group P.L.C.                                                    192,155             181,459
               Compass Group P.L.C.                                                         204,776             806,533
               Computacenter P.L.C.                                                          15,015              67,603
           *   Cookson Group P.L.C.                                                          13,053              77,090
           *   Corus Group P.L.C.                                                           446,515             368,389
               Davis Service Group P.L.C.                                                    18,246             146,948
               De La Rue P.L.C.                                                              12,250              84,204
               Diageo P.L.C.                                                                282,174           4,058,389
               Dixons Group P.L.C.                                                          175,098             480,399
               DX Services P.L.C.                                                             7,451              46,747
           *   Easyjet P.L.C.                                                                52,671             215,739
           *   Egg P.L.C.                                                                    98,437             197,552
               Electrocomponents P.L.C.                                                      39,172             185,572
               Emap P.L.C.                                                                   23,642             345,692
               EMI Group P.L.C.                                                              72,649             327,857
               Enterprise Inns P.L.C.                                                        31,451             443,955
               First Choice Holidays P.L.C.                                                  47,135             154,845
               Firstgroup P.L.C.                                                             36,648             211,275
               FKI P.L.C.                                                                    52,392              91,939
               Friends Provident P.L.C.                                                     209,193             663,777
               Gallaher Group P.L.C.                                                         62,237             958,719
               General Electric Co.                                                          22,898             841,099
               GKN P.L.C.                                                                    64,999             297,801
               Glaxosmithkline P.L.C.                                                       556,137          13,764,313
               Go-Ahead Group P.L.C.                                                          3,736              91,616
               Great Portland Estates P.L.C.                                                 11,008              72,067
               Great Universal Stores P.L.C.                                                 94,865           1,460,716
               Greene King P.L.C.                                                             6,207             138,985
               Group 4 Securicor P.L.C.                                                      89,820             224,254
               Hammerson P.L.C.                                                              25,492             420,476
               Hanson P.L.C.                                                                 70,011             645,697
               Hays P.L.C.                                                                  151,308             341,690
               HBOS P.L.C.                                                                  381,407           5,547,718
           *   Henderson Group P.L.C.                                                       136,500             154,350
               Hilton Group P.L.C.                                                          151,980             784,450
               HMV Group P.L.C.                                                              37,627             155,423
               HSBC Holdings P.L.C.                                                       1,080,317          17,084,223
               ICAP P.L.C.                                                                   64,402             321,348
               IMI P.L.C.                                                                    31,802             238,421
               Imperial Chemical Industries P.L.C.                                          109,590             506,805
               Imperial Tobacco Group P.L.C.                                                 68,712           1,858,737
               Inchcape P.L.C.                                                                7,420             263,531
               InterContinental Hotels Group P.L.C.                                          56,166             652,269
               International Power P.L.C.                                                   135,538             476,892

               Intertek Group P.L.C.                                                         12,740             174,817
           *   Invensys P.L.C.                                                              477,720              97,784
               ISIS Asset Management P.L.C.                                                  46,394             194,976
               Isoft Group P.L.C.                                                            19,129             139,333
               ITV P.L.C.                                                                   288,809             600,519
               Jardine Lloyd Thompson Group P.L.C.                                           21,550             136,864
               Johnson Matthey P.L.C.                                                        19,864             352,975
               Johnston Press P.L.C.                                                         31,946             273,141
               Kelda Group P.L.C.                                                            34,560             404,213
               Kesa Electricals P.L.C.                                                       47,659             231,840
               Kingfisher P.L.C.                                                            223,029           1,042,556
               Land Securities Group P.L.C.                                                  44,468           1,153,534
               Legal and General Group P.L.C.                                               618,036           1,217,142
               Liberty International P.L.C.                                                  39,267             698,214
               Lloyds TSB Group P.L.C.                                                      557,469           4,592,496
               Logicacmg P.L.C.                                                              33,214             102,670
               Lonmin P.L.C.                                                                 13,023             242,967
               Man Group P.L.C.                                                              32,195             770,751
               Manchester United P.L.C.                                                      30,345             164,033
           *   Marconi Corp. P.L.C.                                                          18,441             100,747
               Marks & Spencer Group P.L.C.                                                 204,766           1,256,309
               Matalan P.L.C.                                                                45,690             153,049
               Meggitt P.L.C.                                                                39,217             208,269
               MFI Furniture Group P.L.C.                                                    52,153             101,350
               Millennium and Copthorne Hotels P.L.C.                                        38,892             251,564
               Misys P.L.C.                                                                  50,290             197,659
               Mitchells & Butlers P.L.C.                                                    47,001             276,545
               Morrison (Wm.) Supermarkets P.L.C.                                           278,508             957,094
           *   MyTravel Group P.L.C. Series A                                                22,000               1,990
               National Express Group P.L.C.                                                 11,282             177,943
               National Grid Group P.L.C.                                                   293,541           2,867,395
               Next P.L.C.                                                                   24,719             646,450
               Northern Foods P.L.C.                                                         37,322             106,382
               Northern Rock P.L.C.                                                          40,016             535,637
           *   O2 P.L.C.                                                                    613,859           1,422,183
               Ocean Group P.L.C.                                                            28,112             433,533
               Pearson P.L.C.                                                                77,971             932,804
               Peninsular & Oriental Steam Navigation P.L.C.                                 66,687             376,146
               Pennon Group P.L.C.                                                           11,263             206,397
               Persimmon P.L.C.                                                              27,757             376,810
               Pilkington P.L.C.                                                            135,509             285,278
               Premier Farnell P.L.C.                                                        30,487              89,883
               Provident Financial P.L.C.                                                    17,113             209,143
               Prudential Corp. P.L.C.                                                      225,662           2,002,268
               Punch Taverns, Ltd.                                                           22,497             278,888
               Rank Group P.L.C.                                                             61,189             298,083
               Reckitt Benckiser P.L.C.                                                      80,054           2,444,239
               Reed International P.L.C.                                                    121,003           1,153,837
           *   Regus Group P.L.C.                                                            95,569             156,665
               Rentokill Initial P.L.C.                                                     166,530             446,811
               Reuters Holdings Group P.L.C.                                                136,336             957,946
               Rexam P.L.C.                                                                  50,658             443,369
               Rio Tinto P.L.C.                                                             101,446           3,011,521
           *   Rolls Royce Group P.L.C.                                                     177,791             876,638

           *   Rolls Royce Group P.L.C. Class B                                           8,429,800              15,318
               Royal & Sun Alliance Insurance Group P.L.C.                                  267,928             375,227
               Royal Bank of Scotland Group P.L.C.                                          303,894           8,917,233
               Sabmiller P.L.C.                                                             124,801           1,916,502
               Sage Group P.L.C.                                                            117,928             463,117
               Sainsbury (J.) P.L.C.                                                        198,701           1,033,133
               Schroders P.L.C.                                                              33,726             464,153
               Scottish & Newcastle P.L.C.                                                   93,185             805,151
               Scottish Hydro-Electric P.L.C.                                                79,968           1,426,204
               Scottish Power P.L.C.                                                        173,475           1,461,289
               Serco Group P.L.C.                                                            39,172             179,317
               Severn Trent P.L.C.                                                           32,867             604,822
               Shell Transport & Trading Co., P.L.C.                                        885,490           7,692,869
               Shire Pharmaceuticals Group P.L.C.                                            43,525             461,914
               Signet Group P.L.C.                                                          164,896             308,066
               Slough Estates P.L.C.                                                         37,702             352,229
               Smith & Nephew P.L.C.                                                         89,664             885,668
               Smith (WH) P.L.C.                                                             13,348              86,788
               Smiths Industries P.L.C.                                                      53,441             854,424
               Somerfield P.L.C.                                                             48,928             175,419
           *   Spirent P.L.C.                                                                72,279              60,839
               SSL International P.L.C.                                                      12,000              60,875
               Stagecoach Group P.L.C.                                                      120,769             242,712
               Standard Chartered P.L.C.                                                    125,919           2,279,357
               T&F Informa Group P.L.C.                                                      28,437             210,601
               Tate & Lyle P.L.C.                                                            49,954             429,818
               Taylor Nelson AGB P.L.C.                                                      36,013             140,595
               Taylor Woodrow P.L.C.                                                         55,846             321,482
               Tesco P.L.C.                                                                 736,698           4,194,107
           *   The Berkeley Group Holdings P.L.C.                                            10,535             158,316
           *   TI Automotive P.L.C. Series A                                                 18,000                   0
               Tomkins P.L.C.                                                                71,196             348,620
               Travis Perkins P.L.C.                                                         11,935             378,927
               Trinity Mirror P.L.C.                                                         27,900             315,848
               Tullow Oil P.L.C.                                                             54,536             165,740
               Unilever P.L.C.                                                              290,187           2,831,477
               United Business Media P.L.C.                                                  31,939             290,180
               United Utilities P.L.C.                                                       74,036             912,058
               Viridian Group P.L.C.                                                         10,986             148,021
               Vodafone Group P.L.C.                                                      6,136,607          15,449,029
               Whitbread P.L.C.                                                              23,704             391,389
               William Hill P.L.C.                                                           36,278             326,312
               Wilson Bowden P.L.C.                                                          12,801             265,146
               Wimpey (George) P.L.C.                                                        35,916             278,131
               Wolseley P.L.C.                                                               55,981           1,144,207
               Wolverhampton & Dudley Breweries P.L.C.                                        6,548             131,867
               Wood Group (John) P.L.C.                                                      28,221              75,163
               WPP Group P.L.C.                                                             124,799           1,330,147
               Xstrata P.L.C.                                                                95,888           1,718,805
               Yell Group P.L.C.                                                             66,922             496,898
               Zeneca Group P.L.C.                                                          155,158           6,574,255
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $197,422,630)                                                                                    235,913,076
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   British Pound Sterling                                                                           138,318
                                                                                                       ----------------
     (Cost $141,510)
     TOTAL -- UNITED KINGDOM
     (Cost $197,564,140)                                                                                    236,051,394
                                                                                                       ----------------

     JAPAN -- (19.2%)
     COMMON STOCKS -- (19.2%)
               Acom Co., Ltd.                                                                 7,500             480,023
               Aderans Co., Ltd.                                                              3,000              69,464
               Advantest Corp.                                                                7,370             553,305
               AEON Co., Ltd.                                                                48,700             749,427
               Aeon Credit Service, Ltd.                                                      2,700             171,676
           *   Aeon Mall Co., Ltd.                                                            2,300              77,029
               Aichi Bank, Ltd.                                                                 500              47,126
               Aichi Steel Corp.                                                              5,000              25,506
               Aiful Corp.                                                                    9,900             726,480
               AIOI Insurance Co., Ltd.                                                      54,000             267,548
               Air Water, Inc.                                                                9,000              67,395
               Aisin Seiki Co., Ltd.                                                         25,600             568,095
               Ajinomoto Co., Inc.                                                           39,000             430,655
               Akita Bank, Ltd.                                                               6,000              27,132
               Alfresa Holdings Corp.                                                         1,800              82,661
           #   All Nippon Airways Co., Ltd.                                                 190,000             597,452
           #   Alps Electric Co., Ltd.                                                       13,000             196,419
               Amada Co., Ltd.                                                               27,000             183,331
               Amano Corp.                                                                    3,000              31,149
               Anritsu Corp.                                                                  6,000              36,051
               AOC Holdings, Inc.                                                             3,600              50,244
               Aoyama Trading Co., Ltd.                                                       3,400              82,376
               Ariake Japan Co., Ltd.                                                         1,210              28,521
               Arisawa Manufacturing Co., Ltd.                                                1,540              44,468
               Asahi Breweries, Ltd.                                                         35,700             433,103
               Asahi Denka Kogyo KK                                                           5,000              51,357
               Asahi Glass Co., Ltd.                                                         94,000           1,012,959
               Asahi Kasei Corp.                                                             97,000             472,639
               Asatsu-Dk, Inc.                                                                2,600              74,717
           *   Ashikaga Financial Group, Inc.                                                41,000                   0
               Autobacs Seven Co., Ltd.                                                       1,800              56,227
               Avex, Inc.                                                                     1,000              13,264
               Awa Bank, Ltd.                                                                14,000              83,518
               Bandai Co., Ltd.                                                               5,000             103,166
               Bank of Ikeda, Ltd.                                                            1,100              55,847
               Bank of Iwate, Ltd.                                                            1,100              62,637
           #   Bank of Kyoto, Ltd.                                                           20,000             167,802
               Bank of Nagoya, Ltd.                                                          11,000              64,580
               Bank of Yokohama, Ltd.                                                        97,000             554,847
               Benesse Corp.                                                                  7,700             244,436
               Bosch Automotive Systems Corp.                                                30,000             148,737
               Bridgestone Corp.                                                             61,000           1,199,359
               Brother Industries, Ltd.                                                      19,000             174,272

               Calsonic Corp.                                                                15,000              82,976
               Canon, Inc.                                                                   71,000           3,839,342
               Capcom Co., Ltd.                                                               2,000              18,735
               Casio Computer Co., Ltd.                                                      18,000             251,029
           *   Cawachi, Ltd.                                                                    600              26,239
               Central Glass Co., Ltd.                                                       14,000              88,988
               Central Japan Railway Co.                                                        254           2,043,625
               Chiba Bank, Ltd.                                                              59,000             400,355
               Chiyoda Corp.                                                                 11,000             130,997
               Chubu Electric Power Co., Ltd.                                                58,100           1,347,826
               Chudenko Corp.                                                                 2,700              42,327
               Chugai Pharmaceutical Co., Ltd.                                               54,600             806,502
               Chugoku Bank, Ltd.                                                            15,000             175,400
               Chugoku Electric Power Co., Ltd.                                              25,800             485,743
               Circle K Sunkus Co., Ltd.                                                      5,100             114,395
               Citizen Watch Co., Ltd.                                                       21,000             183,456
               Coca-Cola West Japan Co., Ltd.                                                 4,600             102,898
               Comsys Holdings Corp.                                                          8,000              67,433
               Cosmo Oil Co., Ltd.                                                           37,000             135,282
               Cosmo Securities Co., Ltd.                                                    13,000              23,795
               Credit Saison Co., Ltd.                                                       10,600             351,879
               CSK Corp.                                                                      4,800             170,207
               Culture Convenience Club Co., Ltd.                                             2,300              40,577
               Dai Nippon Ink & Chemicals, Inc.                                              47,000             138,840
               Dai Nippon Pharmaceutical Co., Ltd.                                           10,000              95,870
               Dai Nippon Printing Co., Ltd.                                                 58,000             915,031
               Dai Nippon Screen Mfg. Co., Ltd.                                              15,000             101,886
               Daibiru Corp.                                                                  7,000              51,528
               Daicel Chemical Industries, Ltd.                                              19,000              98,634
               Daido Steel Co., Ltd.                                                         27,000             109,653
               Daiei OMC, Inc.                                                                6,000              71,538
         # *   Daiei, Inc.                                                                    3,500              60,487
               Daifuku Co., Ltd.                                                              3,000              25,019
               Daihatsu Motor Co., Ltd.                                                      28,000             206,480
               Dai-Ichi Pharmaceutical Co., Ltd.                                             17,900             400,576
               Daikin Industries, Ltd.                                                       18,000             438,145
               Daimaru, Inc.                                                                 16,000             136,964
               Daio Paper Corp.                                                               9,000              69,527
               Daishi Bank, Ltd.                                                             22,000              91,690
               Daito Trust Construction Co., Ltd.                                             9,800             368,187
               Daiwa House Industry Co., Ltd.                                                37,000             407,916
               Daiwa Securities Co., Ltd.                                                   100,000             631,413
               Denki Kagaku Kogyo KK                                                         29,000             101,130
               Denso Corp.                                                                   78,000           1,768,836
               Dentsu, Inc.                                                                     242             599,649
               Diamond City Co., Ltd.                                                         2,300              67,558
               Disco Corp.                                                                    1,700              72,657
               Don Quijote Co., Ltd.                                                            900              49,121
               Dowa Mining Co., Ltd.                                                         20,000             128,823
               East Japan Railway Co.                                                           292           1,447,075
               Ebara Corp.                                                                   20,000              71,888
               Edion Corp.                                                                    5,000              59,606
               Elsai Co., Ltd.                                                               21,300             719,625
               Eneserve Corp.                                                                 1,500              49,045

               Exedy Corp.                                                                    1,700              28,018
               Ezaki Glico Co., Ltd.                                                         10,000              79,817
               Familymart Co., Ltd.                                                           6,000             173,708
               Fancl Corp.                                                                      700              25,743
               Fanuc, Ltd.                                                                   20,800           1,284,474
               Fast Retailing Co., Ltd.                                                      10,200             537,536
               Fuji Electric Co., Ltd.                                                       49,000             148,632
               Fuji Fire & Marine Insurance Co., Ltd.                                        10,000              29,670
               Fuji Heavy Industries                                                         50,000             208,741
               Fuji Oil Co., Ltd.                                                             3,900              40,563
               Fuji Photo Film Co., Ltd.                                                     42,000           1,307,916
               Fuji Soft ABC, Inc.                                                            1,800              52,255
               Fuji Television Network, Inc.                                                    157             321,783
               Fujikura, Ltd.                                                                29,000             146,973
               Fujirebio, Inc.                                                                3,000              58,967
               Fujitsu, Ltd.                                                                153,440             839,059
               Fukui Bank, Ltd.                                                              14,000              53,085
               Fukuoka Bank, Ltd.                                                            43,000             262,412
               Fukuyama Transporting Co., Ltd.                                               11,000              43,241
               Funai Electric Co., Ltd.                                                       2,500             264,556
           *   Furukawa Electric Co., Ltd.                                                   30,000             123,855
               Futaba Industrial Co., Ltd.                                                    2,900              55,096
               Glory, Ltd.                                                                    4,600              77,733
           *   GMO Internet, Inc.                                                             2,000              49,521
               Goldcrest Co., Ltd.                                                              800              38,999
           *   Goodwill Group, Inc.                                                              26              48,002
           *   Gulliver International Co., Ltd.                                                 340              47,907
               Gunma Bank, Ltd.                                                              31,000             184,382
               Gunze, Ltd.                                                                   14,000              61,335
               Hachijuni Bank, Ltd.                                                          38,000             250,834
           #   Hamamatsu Photonics K.K.                                                       4,000              85,658
               Hankyu Corp.                                                                  66,000             242,786
               Hankyu Department Stores, Inc.                                                10,000              60,043
               Hanshin Electric Railway Co., Ltd.                                            21,000              78,326
               Hanwa Co., Ltd.                                                                9,000              29,877
           *   Haseko Corp.                                                                  31,000              65,172
               Heiwa Corp.                                                                    6,700              96,431
               Higo Bank, Ltd.                                                               14,000              99,920
               Hikari Tsushin, Inc.                                                           3,800             225,800
               Hino Motors, Ltd.                                                             53,000             293,583
               Hirose Electric Co., Ltd.                                                      2,700             285,976
               Hiroshima Bank, Ltd.                                                          39,000             168,735
               Hisamitsu Pharmaceutical Co., Inc.                                             4,000              99,912
               Hitachi Cable, Ltd.                                                           18,000              77,609
               Hitachi Chemical Co., Ltd.                                                    17,700             320,040
               Hitachi Construction Machinery Co., Ltd.                                      12,000             141,686
               Hitachi High-Technologies Corp.                                                8,300             128,509
               Hitachi Information Systems, Ltd.                                              1,800              35,045
               Hitachi Koki Co., Ltd.                                                         3,000              27,961
               Hitachi Kokusai Electric, Inc.                                                 5,000              43,730
               Hitachi Maxell, Ltd.                                                           3,700              44,969
               Hitachi Metals, Ltd.                                                          25,000             159,329
               Hitachi Software Engineering Co., Ltd.                                         3,000              50,035
               Hitachi Transport System, Ltd.                                                 7,000              58,303

           *   Hitachi Zosen Corp.                                                           20,000              25,883
               Hitachi, Ltd.                                                                285,000           1,702,890
               Hokkaido Electric Power Co., Inc.                                             13,700             276,229
               Hokkoku Bank, Ltd.                                                            16,000              69,733
               Hokuetsu Paper Mills, Ltd.                                                     9,000              48,943
               Hokugin Financial Group, Inc.                                                 84,000             267,281
               Hokuriku Electric Power Co., Inc.                                             14,100             260,423
               Honda Motor Co., Ltd.                                                         63,700           3,135,294
               Hosiden Corp.                                                                  1,900              19,569
               House Foods Corp.                                                              5,600              78,887
               Hoya Corp.                                                                     8,900             990,832
               Hyakugo Bank, Ltd.                                                            15,000              91,996
               Hyakujishi Bank, Ltd.                                                         19,000             107,838
           #   Ibiden Co., Ltd.                                                               7,700             198,501
           *   Invoice, Inc.                                                                    372              38,210
               Isetan Co., Ltd.                                                              14,300             183,326
               Ishihara Sangyo Kaisha, Ltd.                                                  12,000              26,278
           *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                91,000             129,355
           #   Isuzu Motors, Ltd.                                                            67,000             174,351
               ITO EN, Ltd.                                                                   2,800             133,200
               Itochu Corp.                                                                 105,000             506,814
               Itochu Techno-Science Corp.                                                    4,200             135,120
               Itoham Foods, Inc.                                                            12,000              54,656
               Ito-Yokado Co., Ltd.                                                          30,000           1,012,393
               Iyo Bank, Ltd.                                                                21,000             167,424
               Izumi Co., Ltd.                                                                2,500              60,438
           #   Japan Airlines System Corp.                                                  252,000             722,603
               Japan Airport Terminal Co., Ltd.                                               6,000              56,035
               Japan Aviation Electronics Industry, Ltd.                                      4,000              43,008
               Japan Petroleum Exploration Co., Ltd.                                          4,000             155,210
               JFE Holdings, Inc.                                                            44,300           1,110,011
           *   JFE Shoji Holdings, Inc.                                                       9,000              31,174
               JGC Corp.                                                                     15,000             169,944
               Joyo Bank, Ltd.                                                               55,000             279,617
               Jsr Corp., Tokyo                                                              18,500             388,188
               Juroku Bank, Ltd.                                                             18,000              96,368
               Kadokawa Holdings, Inc.                                                          800              28,447
               Kagoshima Bank, Ltd.                                                          13,000              98,920
               Kajima Corp.                                                                  70,000             238,857
           #   Kaken Pharmaceutical Co., Ltd.                                                 3,000              19,612
               Kamigumi Co., Ltd.                                                            18,000             134,124
               Kandenko Co., Ltd.                                                             8,000              47,050
           *   Kanebo, Ltd.                                                                   1,900               5,281
               Kaneka Corp.                                                                  21,000             218,622
         # *   Kankaku Securities Co., Ltd.                                                  86,000             149,721
               Kansai Electric Power Co., Inc.                                               68,800           1,336,606
               Kansai Paint Co., Ltd., Osaka                                                 16,000              99,468
               Kanto Auto Works, Ltd., Yokosuka                                               2,100              24,664
               Kao Corp.                                                                     42,000             970,731
               Katokichi Co., Ltd.                                                            9,300              65,000
               Kawasaki Heavy Industries, Ltd.                                               99,000             177,166
               Kawasaki Kisen Kaisha, Ltd.                                                   35,000             206,931
               KDDI Corp.                                                                       344           1,573,213
               Keihin Corp.                                                                   4,100              65,415

           #   Keihin Electric Express Railway Co., Ltd.                                     34,000             207,344
               Keio Electric Railway Co., Ltd.                                               43,000             232,548
               Keisei Electric Railway Co., Ltd.                                             19,000              91,627
               Keiyo Bank, Ltd.                                                              17,000              81,195
               Keyence Corp.                                                                  3,200             699,132
               Kikkoman Corp.                                                                12,000             108,651
               Kinden Corp.                                                                  14,000             103,584
               Kinki Nippon Railway Co., Ltd.                                               120,280             358,359
               Kirin Beverage Corp.                                                             900              22,188
               Kirin Brewery Co., Ltd.                                                       70,000             684,696
               Kissei Pharmaceutical Co., Ltd.                                                4,000              76,313
               Kobayashi Pharmaceutical Co., Ltd.                                             1,800              47,125
               Kobe Steel, Ltd.                                                             185,000             321,768
               Koei Co., Ltd.                                                                 2,800              66,634
               Koito Manufacturing Co., Ltd.                                                  7,000              75,263
               Kokuyo Co., Ltd.                                                               8,000             102,572
               Komatsu, Ltd.                                                                 74,000             552,589
               Komeri Co., Ltd.                                                               2,300              58,862
               Komori Corp.                                                                   4,000              60,584
               Konami Co., Ltd.                                                               8,600             171,220
               Konica Corp.                                                                  34,000             303,716
               Kose Corp.                                                                     3,355             113,251
               Koyo Seiko Co.                                                                15,000             194,500
               Kubota Corp.                                                                  88,000             486,445
               Kuraray Co., Ltd.                                                             31,000             274,687
           #   Kuraya Sanseido, Inc.                                                         13,500             179,881
               Kurita Water Industries, Ltd.                                                  7,000             104,033
               Kyocera Corp.                                                                 14,500           1,109,368
               KYORIN Pharmaceutical Co., Ltd.                                                4,000              49,893
               Kyowa Exeo Corp.                                                               5,000              40,926
               Kyowa Hakko Kogyo Co., Ltd.                                                   24,000             152,354
               Kyushu Electric Power Co., Inc.                                               36,100             751,148
               Lawson Inc.                                                                    8,100             294,811
           *   Leopalace21 Corp.                                                              9,000             137,081
               Lintec Corp.                                                                   4,000              60,084
               Lion Corp.                                                                    19,000              99,273
               Lopro Corp.                                                                    2,100              15,357
               Mabuchi Motor Co., Ltd.                                                        3,400             196,652
               Maeda Corp.                                                                    8,000              44,133
               Makita Corp.                                                                   8,000             155,775
               Marubeni Corp.                                                                99,000             312,444
               Marui Co., Ltd.                                                               26,200             363,552
               Maruichi Steel Tube, Ltd.                                                      4,000              85,333
           *   Matsui Securities Co., Ltd.                                                    2,000              22,936
               Matsumotokiyoshi Co., Ltd.                                                     2,400              62,685
               Matsushita Electric Industrial Co., Ltd.                                     198,188           2,952,225
               Matsushita Electric Works, Ltd.                                               79,000             652,983
               Matsuzakaya Co., Ltd.                                                          7,000              32,444
           #   Mazda Motor Corp.                                                             89,000             334,742
               Meiji Dairies Corp.                                                           16,000              88,814
               Meiji Seika Kaisha, Ltd. Tokyo                                                23,000             111,950
               Meitec Corp.                                                                   2,600              79,743
               Millea Holdings, Inc.                                                            125           1,653,990
               Minebea Co., Ltd.                                                             24,000              97,572

               Misumi Corp.                                                                   1,900              58,297
               Mitsubishi Chemical Corp.                                                    150,000             428,893
               Mitsubishi Corp.                                                             118,500           1,563,999
               Mitsubishi Electric Corp.                                                    149,000             808,699
               Mitsubishi Estate Co., Ltd.                                                   92,000             987,888
               Mitsubishi Gas Chemical Co., Inc.                                             27,000             132,946
               Mitsubishi Heavy Industries, Ltd.                                            258,000             664,048
               Mitsubishi Logistics Corp.                                                     7,000              66,760
               Mitsubishi Materials Corp.                                                    71,000             155,403
         # *   Mitsubishi Motors Corp.                                                      272,000             336,314
               Mitsubishi Paper Mills, Ltd.                                                  13,000              17,402
               Mitsubishi Pharma Corp.                                                       46,000             405,087
               Mitsubishi Rayon Co., Ltd.                                                    30,000             120,892
               Mitsubishi Securities Co., Ltd.                                               51,000             424,966
               Mitsubishi Tokyo Financial Group, Inc.                                           501           4,148,035
               Mitsui & Co., Ltd.                                                           112,000           1,002,107
               Mitsui Chemicals, Inc.                                                        50,000             283,539
               Mitsui Engineering and Shipbuilding Co., Ltd.                                 51,000             109,973
               Mitsui Fudosan Co., Ltd.                                                      41,000             456,392
               Mitsui Marine & Fire Insurance Co., Ltd.                                     115,790           1,052,385
               Mitsui Mining and Smelting Co., Ltd.                                          40,000             173,224
               Mitsui O.S.K. Lines, Ltd.                                                     84,000             503,341
               Mitsui Trust Holdings                                                         63,000             614,481
               Mitsukoshi, Ltd.                                                              23,000              98,526
               Mitsumi Electric Co., Ltd.                                                     3,700              39,162
               Mizuho Holdings, Inc.                                                            983           4,624,289
               Mochida Pharmaceutical Co., Ltd.                                               6,000              37,819
               Mori Seiki Co., Ltd.                                                           4,000              41,358
               Morinaga Milk Industry Co., Ltd.                                              14,000              57,772
               Murata Manufacturing Co., Ltd.                                                18,300             940,696
               Musashino Bank, Ltd.                                                           1,300              59,418
               Nagase & Co., Ltd.                                                             7,000              68,342
           #   Nagoya Railroad Co., Ltd.                                                     59,000             195,481
               Namco, Ltd.                                                                    6,400              86,378
               Nanto Bank, Ltd.                                                              15,000              76,999
               NEC Corp.                                                                    143,000             791,502
               NEC Fielding, Ltd.                                                             2,700              58,011
               Net One Systems Co., Ltd.                                                         36              98,758
               NGK Insulators, Ltd.                                                          22,000             229,025
               NGK Spark Plug Co., Ltd.                                                      14,000             157,447
               NHK Spring Co., Ltd.                                                          14,000             115,970
               Nichicon Corp.                                                                 5,600              73,593
               Nichii Gakkan Co.                                                              1,760              43,284
               Nichirei Corp.                                                                20,000              74,942
               Nidec Corp.                                                                    5,500             593,448
               Nifco, Inc.                                                                    4,000              62,697
               Nihon Unisys, Ltd.                                                             3,000              28,085
               Nikko Cordial Corp.                                                          138,000             603,475
               Nikon Corp.                                                                   24,000             265,871
               Nintendo Co., Ltd., Kyoto                                                     10,700           1,137,223
               Nippon Electric Glass Co., Ltd.                                               25,000             385,556
               Nippon Express Co., Ltd.                                                      70,000             318,210
               Nippon Kayaku Co., Ltd.                                                        9,000              48,540
               Nippon Light Metal Co., Ltd.                                                  34,000              81,850

               Nippon Meat Packers, Inc., Osaka                                              14,000             172,967
               Nippon Mining Holdings, Inc.                                                  60,500             329,934
               Nippon Mitsubishi Oil Corp.                                                  113,000             736,987
               Nippon Paint Co., Ltd.                                                        15,000              52,421
               Nippon Sanso Corp.                                                            22,000             109,954
               Nippon Sheet Glass Co., Ltd.                                                  26,000             101,588
               Nippon Shinpan Co., Ltd.                                                      19,000              92,530
               Nippon Shokubai Co., Ltd.                                                     12,000              96,159
               Nippon Steel Corp.                                                           526,000           1,222,810
               Nippon Suisan Kaisha, Ltd.                                                    21,000              79,691
               Nippon System Development Co., Ltd.                                              900              16,955
               Nippon Telegraph & Telephone Corp.                                             2,177           8,882,061
               Nippon Television Network Corp.                                                  890             124,492
               Nippon Unipac Holding, Tokyo                                                      68             264,290
               Nippon Yusen KK                                                               82,000             445,791
               Nipponkoa Insurance Co., Ltd.                                                 56,000             387,262
           *   Nipro Corp.                                                                    4,000              59,737
               Nishimatsu Construction Co., Ltd.                                             17,000              57,321
               Nishimatsuya Chain Co., Ltd.                                                     960              22,960
               Nishi-Nippon Bank, Ltd.                                                       45,000             184,863
               Nishi-Nippon Railroad Co., Ltd.                                               26,000              79,417
               Nissan Chemical Industries, Ltd.                                              10,000             102,382
               Nissan Diesel Motor Co., Ltd.                                                  7,000              26,077
               Nissan Motor Co., Ltd.                                                       437,600           4,288,631
               Nissan Shatai Co., Ltd.                                                        7,000              46,469
               Nissay Dowa General Insurance Co., Ltd.                                       25,000             125,775
               Nisshin Seifun Group, Inc.                                                    15,000             147,514
               Nisshin Steel Co., Ltd.                                                       63,000             153,343
               Nisshinbo Industries, Inc.                                                    13,000              99,740
         # *   Nissho Iwai-Nichmen Holdings Corp.                                            15,500              59,857
               Nissin Food Products Co., Ltd.                                                 8,400             221,783
               Nitto Denko Corp.                                                             13,900             778,348
               NOK Corp.                                                                     15,000             405,679
               Nomura Research Institute, Ltd.                                                3,900             368,689
               Nomura Securities Co., Ltd.                                                  165,000           2,078,920
               Noritake Co., Ltd.                                                             4,000              16,580
           *   NS Solutions Corp.                                                             2,800              58,838
               NSK, Ltd.                                                                     33,000             159,945
               NTN Corp.                                                                     27,000             146,082
               NTT Data Corp.                                                                   303             965,560
               NTT Docomo, Inc.                                                               6,017           9,024,644
               Obayashi Corp.                                                                43,000             217,466
               Obic Co., Ltd.                                                                   500              87,265
               Odakyu Electric Railway Co., Ltd.                                             41,000             217,192
               Ogaki Kyoritsu Bank, Ltd.                                                     13,000              76,856
               Oita Bank, Ltd.                                                                8,000              51,760
               Oji Paper Co., Ltd.                                                           69,000             364,934
               Okamura Corp.                                                                  8,000              56,022
               Okasan Securities Co., Ltd.                                                    8,000              40,639
               Oki Electric Industry Co., Ltd.                                               36,000             121,956
               Okumura Corp.                                                                 16,000              86,175
               Olympus Optical Co., Ltd.                                                     15,000             292,960
               Omron Corp.                                                                   14,600             320,486
               Ono Pharmaceutical Co., Ltd.                                                   7,800             357,041

               Onward Kashiyama Co., Ltd.                                                    10,000             121,583
           #   Oracle Corp. Japan                                                            17,500             687,752
           *   Orient Corp.                                                                  31,000             113,815
               Oriental Land Co., Ltd.                                                        9,400             556,636
               Orix Corp.                                                                     4,260             613,150
               Osaka Gas Co., Ltd.                                                          164,000             506,990
               OSG Corp.                                                                      4,000              52,637
               Otsuka Corp.                                                                   1,600             124,510
               Pacific Metals Co., Ltd.                                                       5,000              20,936
               PanaHome Corp.                                                                 5,000              26,112
               Paramount Bed Co., Ltd.                                                        1,000              23,618
               Paris Miki, Inc.                                                               1,900              40,396
               Park24 Co., Ltd.                                                               3,000              58,913
               Pasona, Inc.                                                                      20              45,430
               Pioneer Electronic Corp.                                                      11,700             192,790
               Promise Co., Ltd.                                                              6,500             403,725
               Q.P. Corp.                                                                     8,900              77,393
               Rengo Co., Ltd.                                                               12,000              62,020
           *   Resona Holdings, Inc.                                                      1,412,000           2,685,656
               Ricoh Co., Ltd., Tokyo                                                        58,000             944,730
               Rinnai Corp.                                                                   3,000              75,335
               Rohm Co., Ltd.                                                                 9,100             856,779
               Round One Corp.                                                                   25              61,015
           *   Ryohin Keikaku Co., Ltd.                                                       1,600              72,457
               Ryosan Co., Ltd.                                                               2,000              48,785
               Ryoshoku, Ltd.                                                                 1,700              47,749
               Sagami Railway Co., Ltd.                                                      19,000              63,801
               Saizeriya Co., Ltd.                                                            1,300              15,494
               San In Godo Bank, Ltd.                                                        11,000             105,033
               Sanden Corp.                                                                   7,000              28,940
               Sanken Electric Co., Ltd.                                                      6,000              81,882
               Sankyo Co, Ltd.                                                                8,700             378,566
               Sankyo Co., Ltd.                                                              32,800             666,937
               Sankyo Seiki Manufacturing Co., Ltd.                                           5,000              46,051
               Sankyo-Tateyama Holdings, Inc.                                                17,000              42,522
               Sankyu, Inc., Tokyo                                                           15,000              42,164
           *   Sanrio Co., Ltd.                                                               3,000              29,943
               Santen Pharmaceutical Co., Ltd.                                                5,300             119,653
               Sanwa Shutter Corp.                                                           15,000              83,804
               Sanyo Chemical Industries, Ltd.                                                6,000              43,391
               Sanyo Electric Co., Ltd.                                                     123,000             333,618
               Sapporo Breweries, Ltd.                                                       19,000              94,727
               Sapporo Hokuyo Holdings, Inc.                                                     25             180,510
               Secom Co., Ltd.                                                               18,000             759,282
               Sega Sammy Holdings, Inc.                                                      3,024             174,023
               Seiko Corp.                                                                    3,000              16,153
           *   Seiko Epson Corp.                                                              7,800             259,109
               Seino Transportation Co., Ltd.                                                10,000              87,421
           *   Seiyu, Ltd.                                                                   28,000              46,441
               Sekisui Chemical Co., Ltd.                                                    35,000             242,419
               Sekisui House, Ltd.                                                           50,000             489,544
               Seven-Eleven Japan Co., Ltd.                                                  92,200           2,594,469
               Seventy-seven (77) Bank, Ltd.                                                 25,000             157,206
               SFCG Co., Ltd.                                                                   870             221,073

               Sharp Corp. Osaka                                                             81,000           1,252,575
               Shiga Bank, Ltd.                                                              15,000              92,785
               Shikoku Bank, Ltd.                                                            14,000              75,009
               Shikoku Electric Power Co., Inc.                                              16,200             316,231
               Shima Seiki Manufacturing Co., Ltd.                                            1,500              36,899
               Shimachu Co., Ltd.                                                             3,500              87,042
               Shimadzu Corp.                                                                12,000              71,080
               Shimamura Co., Ltd.                                                            2,400             185,336
               Shimano, Inc.                                                                  7,700             221,514
               Shimizu Corp.                                                                 52,000             230,674
               Shin-Etsu Chemical Co., Ltd.                                                  31,400           1,158,164
               Shinko Electric Industries Co., Ltd.                                           1,600              62,190
               Shinko Securities Co., Ltd.                                                   47,000             142,035
           *   Shinsei Bank, Ltd.                                                            77,000             389,194
               Shionogi & Co., Ltd.                                                          23,000             315,103
               Shiseido Co., Ltd.                                                            27,000             324,195
               Shizuoka Bank, Ltd.                                                           45,000             387,862
               Showa Corp.                                                                    2,300              28,723
               Showa Denko KK                                                                79,000             187,167
               Showa Shell Sekiyu KK                                                         35,100             339,885
               Skylark Co., Ltd.                                                              6,500             101,822
               SMBC Friend Securities Co., Ltd.                                              16,500              84,827
               SMC Corp.                                                                      5,000             529,084
           *   Snow Brand Milk Products Co., Ltd.                                            12,000              34,157
               Softbank Corp.                                                                28,600           1,024,098
               Sohgo Security Services Co.,Ltd.                                               6,200              78,954
               Sony Corp.                                                                    85,800           3,204,090
               Square Enix Co., Ltd.                                                          9,500             272,234
               Stanley Electric Co., Ltd.                                                    10,300             159,668
               Sumisho Computer Systems Corp.                                                 1,600              37,953
               Sumitomo Bakelite Co., Ltd.                                                   12,000              74,647
               Sumitomo Chemical Co., Ltd.                                                  106,000             496,110
               Sumitomo Corp.                                                                84,000             670,880
               Sumitomo Corporation's Leasing, Ltd.                                           2,000              70,481
               Sumitomo Electric Industries, Ltd.                                            57,000             597,862
               Sumitomo Forestry Co., Ltd.                                                    8,000              69,555
               Sumitomo Heavy Industries, Ltd.                                               37,000             182,517
               Sumitomo Metal Industries, Ltd. Osaka                                        332,000             558,547
               Sumitomo Metal Mining Co., Ltd.                                               40,000             255,899
               Sumitomo Mitsui Financial Group, Inc.                                            421           2,723,040
               Sumitomo Osaka Cement Co., Ltd.                                               25,000              60,041
               Sumitomo Real Estate Sales Co., Ltd.                                           1,200              53,785
               Sumitomo Realty & Development Co., Ltd.                                       31,000             333,184
               Sumitomo Rubber                                                               16,000             169,847
               Sumitomo Special Metals Co., Ltd.                                              4,000              90,655
               Sumitomo Trust & Banking Co., Ltd.                                           118,000             697,927
               Sumitomo Warehouse Co., Ltd.                                                  10,000              51,148
               Sundrug Co., Ltd.                                                              1,000              37,593
               Suruga Bank, Ltd.                                                             15,000             122,283
               Suzuken Co., Ltd.                                                              6,980             185,314
               Suzuki Motor Corp.                                                            46,500             757,915
               Sysmex Corp.                                                                   1,300              81,386
               T&D Holdings, Inc.                                                            16,900             846,442
               Taiheiyo Cement Corp.                                                         56,000             145,023

               Taisei Corp.                                                                  71,000             235,057
               Taisho Pharmaceutical Co., Ltd.                                               30,000             570,112
               Taiyo Yuden Co., Ltd.                                                         10,000             111,109
               Takara Shuzo Co., Ltd.                                                        10,000              63,199
               Takara Standard Co., Ltd.                                                      9,000              57,542
               Takashimaya Co., Ltd.                                                         19,000             159,088
               Takeda Chemical Industries, Ltd.                                              74,900           3,597,236
               Takefuji Corp.                                                                10,350             640,174
               Takuma Co., Ltd.                                                               2,000              13,871
         # *   TC Properties Co., Ltd.                                                       61,900              79,351
               TDK Corp.                                                                     10,300             747,920
               Teijin, Ltd.                                                                  57,000             250,258
               Teikoku Oil Co., Ltd.                                                         16,000             108,027
               Terumo Corp.                                                                  13,000             341,860
               The Nisshin Oillio Group, Ltd.                                                 6,000              33,883
               THK Co., Ltd.                                                                  7,200             145,390
               TIS, Inc.                                                                      2,700              88,534
               Toagosei Co., Ltd.                                                            15,000              61,342
               Tobu Railway Co., Ltd.                                                        61,000             225,293
               Toda Corp.                                                                    14,000              57,211
               Toho Bank, Ltd.                                                               14,000              57,339
               Toho Co., Ltd.                                                                12,800             179,696
               Toho Gas Co., Ltd.                                                            36,000             138,683
               Toho Titanium Co., Ltd.                                                        2,000              73,915
               Tohuku Electric Power Co., Inc.                                               38,300             769,089
               Tokai Rika Co., Ltd.                                                           4,000              63,159
               Tokai Rubber Industries, Ltd.                                                  6,000              81,533
               Tokai Tokyo Securities Co., Ltd.                                               8,000              23,558
               Tokuyama Corp.                                                                15,000             110,658
               Tokyo Broadcasting System, Inc.                                               11,200             188,288
               Tokyo Dome Corp.                                                              10,000              54,403
               Tokyo Electric Power Co., Ltd                                                100,800           2,360,478
               Tokyo Electron, Ltd.                                                          14,400             802,439
               Tokyo Gas Co., Ltd.                                                          217,000             850,014
               Tokyo Seimitsu Co., Ltd.                                                       1,600              64,373
               Tokyo Steel Manufacturing Co., Ltd.                                           10,100             132,339
               Tokyo Style Co., Ltd.                                                          7,000              71,211
               Tokyo Tatemono Co., Ltd.                                                      12,000              82,901
               Tokyo Tomin Bank, Ltd.                                                         2,300              58,121
               Tokyu Corp.                                                                   75,000             333,051
               Tokyu Land Corp.                                                              27,000             117,780
           *   Tomen Corp.                                                                   35,000              48,955
               TonenGeneral Sekiyu KK                                                        24,000             255,742
               Toppan Forms Co., Ltd.                                                         3,500              38,425
               Toppan Printing Co., Ltd.                                                     46,000             467,554
               Toray Industries, Inc.                                                        97,000             429,723
               Toshiba Corp.                                                                247,000           1,007,520
               Toshiba Machine Co., Ltd.                                                      7,000              38,118
               Toshiba TEC Corp.                                                             11,000              48,614
               Tosoh Corp.                                                                   37,000             150,549
               Tostem Inax Holding Corp.                                                     22,740             386,832
               Toto, Ltd.                                                                    25,000             197,751
               Toyo Ink Manufacturing Co., Ltd.                                              13,000              50,528
               Toyo Seikan Kaisha, Ltd.                                                      15,300             265,223

               Toyo Suisan Kaisha, Ltd.                                                       7,000             109,751
               Toyobo Co., Ltd.                                                              37,000              83,829
               Toyoda Gosei Co., Ltd.                                                        10,100             176,538
               Toyoda Machine Works, Ltd.                                                     3,000              28,975
               Toyota Auto Body Co., Ltd.                                                     6,200             121,393
               Toyota Industries Corp.                                                       15,300             410,577
               Toyota Motor Credit Corp.                                                    248,400           8,829,632
           #   Toyota Tsusho Corp.                                                           18,000             304,181
               Trans Cosmos, Inc.                                                             1,000              34,112
               Trend Micro Inc.                                                               9,500             295,617
               Tsumura & Co.                                                                  4,000              69,764
               TV Asahi Corp.                                                                    50             102,409
               Ube Industries, Ltd.                                                          52,000              98,145
           *   UFJ Holdings, Inc.                                                               367           1,851,069
           *   UFJ Tsubasa Securities Co. Ltd.                                               36,000             122,314
               Uni-Charm Corp.                                                                4,600             187,121
               Uniden Corp.                                                                   5,000              74,907
               Union Tool Co.                                                                   800              23,301
               UNY Co., Ltd.                                                                 12,000             130,156
           *   Urban Corp.                                                                    1,300              47,779
               Ushio Inc.                                                                     7,000             134,933
               USS Co., Ltd.                                                                  1,720             108,252
               Victor Co. of Japan, Ltd.                                                     16,000             125,067
               Wacoal Corp.                                                                   7,000              93,069
           *   West Japan Railway Co.                                                           136             464,218
               World Co., Ltd.                                                                2,800              92,890
               Xebio Co., Ltd.                                                                1,700              47,796
               Yahoo Japan Corp.                                                              1,500           3,006,318
               Yakult Honsha Co., Ltd.                                                       12,000             221,266
               Yamada Denki Co., Ltd.                                                         5,300             287,774
               Yamaguchi Bank, Ltd.                                                          13,000             147,049
               Yamaha Corp.                                                                  14,500             211,769
               Yamaha Motor Co., Ltd.                                                        21,000             382,681
               Yamanashi Chuo Bank, Ltd.                                                     10,000              60,027
               Yamanouchi Pharmaceutical Co., Ltd.                                           38,255           1,362,123
               Yamatake Corp.                                                                 3,700              61,048
               Yamato Kogyo Co., Ltd.                                                         3,000              34,376
               Yamato Transport Co., Ltd.                                                    33,000             460,321
               Yamazaki Baking Co., Ltd.                                                     12,000             103,102
           *   Yaskawa Electric Corp.                                                        12,000              67,685
               Yasuda Fire & Marine Insurance Co., Ltd.                                      66,000             666,781
           #   Yasuda Trust & Banking Co., Ltd.                                             667,000           1,011,504
               Yodogawa Steel Works, Ltd.                                                     8,000              42,235
               Yokogawa Electric Corp.                                                       14,000             172,706
               Yokohama Rubber Co., Ltd.                                                     21,000              86,284
               York-Benimaru Co., Ltd.                                                        2,700              75,055
           *   Yoshinoya D&C Co., Ltd.                                                           19              29,745
               Zeon Corp.                                                                    15,000             130,333
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $222,416,289)                                                                                    213,115,847
                                                                                                       ----------------
     INVESTMENT IN CURRENCY -- (0.0%)
           *   Japanese Yen                                                                                      82,312
                                                                                                       ----------------
     (Cost $82,940)
     TOTAL -- JAPAN
     (Cost $222,499,229)                                                                                    213,198,159
                                                                                                       ----------------

     FRANCE -- (8.2%)
     COMMON STOCKS -- (8.2%)
           #   Accor SA                                                                      16,187             746,294
               Air France                                                                    24,260             386,115
           #   Air Liquide SA                                                                 9,412           1,635,865
               Air Liquide SA Primes De Fid 02                                               11,393           1,989,401
           *   Alcatel SA                                                                    99,180           1,083,444
           *   Alstom SA                                                                    321,074             292,534
               Arcelor SA                                                                    29,800             592,554
           #   Assurances Generales de France (AGF)                                          15,535           1,246,063
           *   Atos Origin                                                                    4,218             260,964
           #   AXA                                                                          129,554           3,162,236
           #   BNP Paribas SA                                                                72,070           4,844,918
               Bollore Technologies SA                                                          203              99,138
           #   Bouygues                                                                      25,936             997,400
           *   Business Objects SA                                                            5,500             157,932
           *   Cap Gemini SA                                                                  9,658             308,111
           #   Carrefour                                                                     47,596           2,359,753
           #   Casino Guichard Perrachon                                                      9,856             735,764
               Cie Generale D'Optique Essilor Intenational SA                                 7,532             516,206
               Clarins SA                                                                     1,307              80,353
           *   CNP Assurances                                                                 2,921             195,783
           #   Compagnie de Saint-Gobain                                                     27,653           1,590,576
               Compagnie Francaise d'Etudes et de Construction Technip SA                     7,160             316,256
               Dassault Systemes SA                                                           9,666             448,409
           #   Dior (Christian) SA                                                           17,202           1,247,783
               Eiffage SA                                                                     3,165             252,583
               Esso SA                                                                          173              29,146
               Euler-Hermes SA                                                                3,120             235,889
           *   European Aeronautic Defence & Space Co.                                       21,888             647,011
               Faurecia SA                                                                    1,328              99,601
               Fimalac SA                                                                       560              25,645
         # *   France Telecom SA                                                            231,887           6,593,043
           *   Gecina SA                                                                      5,098             618,240
           #   Generale des Establissements Michelin SA Series B                             10,031             633,618
           #   Groupe Danone                                                                 20,359           1,870,510
           #   Havas SA                                                                      27,830             164,460
           #   Hermes International SA                                                        4,009             775,940
               Iliad SA                                                                       2,200              77,602
               Imerys SA                                                                      5,342             384,967
           *   JC Decaux SA                                                                  18,441             446,395
               Klepierre SA                                                                   1,862             175,315
           #   LaFarge SA                                                                    14,341           1,297,720
               LaFarge SA Prime Fidelity                                                      8,912             812,634
           #   Lagardere S.C.A. SA                                                           10,537             750,245
           #   L'Oreal                                                                       64,016           4,635,405
           #   LVMH (Louis Vuitton Moet Hennessy)                                            43,990           3,138,346
               Metropole Television SA                                                       10,023             250,424

               Neopost SA                                                                     2,155             192,391
               NRJ Group                                                                      3,492              71,882
           #   Pernod-Ricard SA                                                               4,485             692,739
           #   Peugeot SA                                                                    16,477             986,127
           #   Pinault Printemps Redoute SA                                                   9,979             987,712
               Publicis Groupe                                                               14,334             420,431
               Rallye SA                                                                      1,275              63,320
               Remy Cointreau SA                                                              2,257              95,244
           #   Renault SA                                                                    20,388           1,744,260
               Sagem SA                                                                      13,268             251,085
           #   Sanofi Synthelabo                                                             99,510           8,954,779
           #   Schneider SA                                                                  18,030           1,325,641
           *   Scor SA                                                                       28,551              58,503
               SEB SA Prime Fidelite 2002                                                       953              97,893
               SEB SA Prime Fidelity                                                            990             101,785
               Societe BIC SA                                                                 3,600             193,293
           #   Societe des Ciments de Francais                                                1,006              91,941
           #   Societe Generale Paris                                                        28,923           2,841,986
           #   Societe Television Francaise 1                                                17,323             468,796
               Sodexho Alliance SA                                                           11,496             369,067
               Somfy Interational SA                                                            134              27,121
           #   Ste des Autoroutes du Sud de la France                                        25,546           1,317,896
               Stmicroelectronics NV                                                         53,696             832,550
           #   Suez (ex Suez Lyonnaise des Eaux)                                             70,519           1,896,705
           #   Thales SA                                                                     16,134             644,020
           #   Thomson Multimedia                                                            16,643             422,570
           #   Total SA                                                                      49,434          10,993,233
               Unibail SA                                                                     3,395             431,488
               Valeo SA                                                                       5,890             246,497
           #   Veolia Environnement SA                                                       29,204           1,106,330
           #   Vinci SA                                                                      11,396             853,265
           #   Vivendi Universal SA                                                          89,770           2,733,870
               Wendel Investissement                                                          4,149             329,890
               Zodiac SA                                                                      4,549             221,092
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $78,314,817)                                                                                      91,273,993
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Air France Warrants 11/06/07                                                   2,377               1,083
                                                                                                       ----------------
     (Cost $4,469)
     TOTAL -- FRANCE

     (Cost $78,319,286)                                                                                      91,275,076
                                                                                                       ----------------

     GERMANY -- (5.9%)
     COMMON STOCKS -- (5.9%)
           *   Aachener und Muenchener Beteiligungs AG                                        5,721             462,208
               Adidas-Salomon AG                                                              3,668             610,147
         # *   Aixtron AG                                                                     2,400               7,808
               Allianz AG                                                                    28,115           3,310,285
               Altana AG                                                                     14,018             832,270
           #   BASF AG                                                                       45,217           3,000,881

           #   Bayer AG                                                                      59,643           2,002,778
           #   Bayerische Motorenwerke AG                                                    59,234           2,561,133
           *   Bayerische Vereinsbank AG                                                     51,617           1,268,381
               Beiersdorf AG                                                                 12,509           1,340,463
               BHW Holding AG                                                                 1,358              23,303
           #   Commerzbank AG                                                                43,148             937,121
           #   Continental AG                                                                10,033             710,527
           *   D. Logistics AG                                                                1,200               2,537
           #   DaimlerChrysler AG                                                            79,549           3,207,104
           #   Deutsche Bank AG                                                              45,186           3,515,426
               Deutsche Boerse AG                                                             8,822             649,003
           #   Deutsche Lufthansa AG                                                         43,579             549,520
               Deutsche Post AG                                                             135,361           3,174,945
               Deutsche Telekom AG                                                          354,516           6,588,307
               Douglas Holding AG                                                             1,500              50,909
               E.ON AG                                                                       56,479           4,903,165
           *   Epcos AG                                                                       2,800              35,845
               Fraport AG                                                                     9,524             393,238
           *   Freenet.De AG                                                                  2,562              64,734
           #   Fresenius Medical Care AG                                                      6,632             520,919
               Gehe AG                                                                        9,662             791,542
               Hannover Rueckversicherungs AG                                                12,626             481,359
           *   Heidelberger Druckmaschinen AG                                                 6,690             206,547
               Heidelberger Zement AG                                                         9,226             590,063
               Henkel KGAA                                                                    1,961             170,435
               Hochtief AG                                                                    4,316             146,660
               Hugo Boss AG                                                                     808              24,139
               Hypo Real Estate Holding AG                                                   10,787             424,812
           *   Infineon Technologies AG                                                      54,518             480,117
           *   IVG Immobilien AG                                                              3,712              67,435
               K & S Aktiengesellschaft AG                                                    2,419             129,168
           *   Karstadt Quelle AG                                                            10,229             112,477
           *   Lanxess                                                                        4,179              88,657
         # *   Linde AG                                                                       9,032             612,940
           #   MAN AG                                                                        12,430             551,407
           #   Medion AG                                                                      2,850              44,074
               Merck KGAA                                                                     4,005             312,828
               Metro AG                                                                      36,404           1,816,036
           *   MG Technologies AG                                                            14,061             159,429
               Munchener Rueckversicherungs-Gesellschaft AG                                  17,069           1,866,256
               Oldenburgische Landesbank AG                                                     969              70,780
           #   Preussag AG                                                                   12,979             321,774
               Puma AG                                                                        1,055             267,343
               Rheinmetall Berlin AG                                                          1,424              72,242
               Rwe AG (Neu)                                                                     800              42,259
               Rwe AG (NEU) Series A                                                         38,004           2,321,049
               SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                25,996           4,287,803
               Schering AG                                                                   12,657             794,686
               Schwarz Pharma AG                                                              2,790             122,222
           *   SGL Carbon AG                                                                  1,750              20,615
               Siemens AG                                                                    71,302           5,218,898
               Stada Arzneimittel AG                                                          2,242              69,141
               Suedzucker AG                                                                 18,765             354,071

               ThyssenKrupp AG                                                               44,279             812,909
               United Internet AG                                                             1,321              34,210
               Volkswagen AG                                                                 24,379           1,072,922
           *   WCM Beteiligungs AG                                                           11,608               6,281
                                                                                                       ----------------

     TOTAL -- GERMANY
     (Cost $64,930,249)                                                                                      65,688,543
                                                                                                       ----------------

     SWITZERLAND -- (5.9%)
     COMMON STOCKS -- (5.9%)
           *   ABB, Ltd.                                                                    165,197           1,078,864
           *   Actelion, Ltd.                                                                 1,600             162,141
               Adecco SA                                                                     18,801             891,650
               Baloise-Holding                                                                4,100             214,086
               BKW FMB Energie AG                                                               556             329,690
               Ciba Spezialitaetenchemie Holding AG                                           5,321             316,369
               Cie Financiere Richemont AG Series A                                          46,023           1,401,176
           *   Clariant AG                                                                   18,560             260,157
               Credit Swisse Group                                                           96,225           3,849,392
           *   Fischer (Georg) AG, Schaffhausen                                                 145              42,984
           *   Forbo Holding AG, Eglisau                                                        102              19,444
               Geberit AG                                                                       314             206,219
               Givaudan SA                                                                      613             364,867
               Holcim, Ltd.                                                                  21,899           1,331,212
         # *   Julius Baer Holding AG                                                         3,453             210,341
               Kudelski SA                                                                    3,084             108,557
               Kuehne & Nagel International AG                                                3,032             631,538
           *   Kuoni Reisen Holding AG                                                          180              71,395
               Lindt & Spruengli AG                                                              12             191,742
           *   Logitech International SA                                                      3,719             221,470
               Lonza Group AG                                                                 2,970             181,160
               Nestle SA, Cham und Vevey                                                     35,676           9,390,043
               Nobel Biocare Holding AG                                                       1,832             365,225
               Novartis AG                                                                  236,286          11,534,671
               Phonak Holding AG                                                              4,487             164,516
               Publicitas Holding SA, Lausanne                                                  104              30,312
               Roche Holding AG Bearer                                                       26,618           3,852,257
               Roche Holding AG Genusschein                                                  59,538           7,499,453
               Schindler Holding AG                                                             210              75,397
               Schindler Holding AG                                                           1,845             663,956
               Serono SA                                                                      1,432             873,400
               Societe Generale de Surveillance Holding SA                                      933             655,246
               Straumann Holding AG                                                           1,836             369,601
               Sulzer AG, Winterthur                                                            165              68,620
               Swatch Group AG                                                                2,692             356,055
           *   Swiss Life AG                                                                  2,640             348,581
           #   Swiss Reinsurance Co., Zurich                                                 27,255           1,687,148
               Swisscom AG                                                                   10,343           3,461,537
           *   Syngenta AG                                                                    8,613             890,390
               Synthes, Inc.                                                                 10,130           1,111,264
               Tecan Group AG                                                                   627              17,907
               The Swatch Group AG                                                           18,164             497,104

               UBS AG                                                                        95,271           7,357,923
           #   Unaxis Holding AG                                                                912             127,967
           *   Valora Holding AG                                                                209              45,860
           *   Zurich Financial SVCS AG                                                      12,187           2,024,434
                                                                                                       ----------------

     TOTAL COMMON STOCKS
     (Cost $51,368,768)                                                                                      65,553,321
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swiss Francs                                                                                      15,302
                                                                                                       ----------------
     (Cost $15,636)
     TOTAL -- SWITZERLAND
     (Cost $51,384,404)                                                                                      65,568,623
                                                                                                       ----------------

     AUSTRALIA -- (4.4%)
     COMMON STOCKS -- (4.4%)
               ABC Learning Centres, Ltd.                                                    13,810              55,167
               Alinta, Ltd.                                                                  20,508             152,650
               Amcor, Ltd.                                                                   68,662             351,213
               AMP, Ltd.                                                                    158,850             789,468
               Ansell, Ltd.                                                                  12,403              85,985
               APN News & Media, Ltd.                                                        49,644             190,915
               Aristocrat Leisure, Ltd.                                                      49,521             390,409
           #   Australand Property Group                                                     55,200              58,751
               Australia & New Zealand Banking Group, Ltd.                                  158,581           2,564,740
               Australian Gas Light Co.                                                      40,414             424,034
               Australian Stock Exchange, Ltd.                                                7,599             131,100
           *   Australian Wealth Management, Ltd.                                            17,398              12,615
               AWB, Ltd.                                                                     25,051              84,064
               AXA Asia Pacific Holdings, Ltd.                                              244,297             856,027
               Bendigo Bank, Ltd.                                                             9,970              72,887
               BHP Billiton, Ltd.                                                           326,085           4,088,585
               Billabong International, Ltd.                                                 17,806             165,753
               Bluescope Steel, Ltd.                                                         60,628             368,291
               Boral, Ltd.                                                                   49,907             223,272
               Brambles Industries, Ltd.                                                     84,826             508,229
               Brickworks, Ltd.                                                               9,442              71,927
           *   Burns, Philp & Co., Ltd.                                                     147,539              98,310
               Caltex Australia, Ltd.                                                        29,754             338,389
           *   Challenger Financial Services Group, Ltd.                                     38,847              97,781
               Coca-Cola Amatil, Ltd.                                                        40,824             241,686
               Cochlear, Ltd.                                                                 4,162             101,332
               Coles Myer, Ltd.                                                             100,590             691,252
               Commonwealth Bank of Australia                                               111,378           3,111,357
               Computershare, Ltd.                                                           51,406             227,959
               CSL, Ltd.                                                                     16,771             365,010
               CSR, Ltd.                                                                     67,847             126,620
               DB RREEF Trust                                                                43,342              44,787
               DCA Group, Ltd.                                                               31,921              83,729
               Downer Group, Ltd.                                                            17,631              70,239
               Flight Centre, Ltd.                                                            6,023              65,420
               Foodland Associates, Ltd.                                                      8,315             165,978

               Foster's Group, Ltd.                                                         172,992             703,984
               Futuris Corp., Ltd.                                                           44,053              56,141
               General Property Trust                                                        75,385             200,751
               Gunns, Ltd.                                                                   27,987              81,458
           *   Hardman Resources NL                                                          33,188              45,468
               Harvey Norman Holdings, Ltd.                                                 128,448             237,119
               Iluka Resources, Ltd.                                                         20,985              97,246
               Insurance Australiz Group, Ltd.                                              136,198             599,897
               James Hardies Industries NL                                                   30,184             152,756
               John Fairfax Holdings, Ltd.                                                   76,451             240,833
               Leighton Holdings, Ltd.                                                       30,749             239,952
               Lend Lease Corp., Ltd.                                                        31,264             288,023
           *   Lihir Gold, Ltd.                                                              79,000              63,726
               Lion Nathan, Ltd.                                                             63,050             349,305
               Macquarie Bank, Ltd.                                                          18,800             713,296
               Macquarie Goodman Group                                                      102,680             310,216
               Macquarie Infrastructure Group                                                83,347             244,566
               Mayne Group, Ltd.                                                             50,885             177,493
         # *   Metcash Limited                                                               94,739             268,336
               Mirvac, Ltd.                                                                  67,012             168,836
           *   Multiplex Group                                                               59,010             114,100
               National Australia Bank, Ltd.                                                138,432           3,285,797
               National Foods, Ltd.                                                          17,881              85,901
               Newcrest Mining, Ltd.                                                         24,364             243,896
               Nufarm, Ltd.                                                                  11,456              76,220
           *   Oil Search, Ltd.                                                              67,498             121,911
               Onesteel, Ltd.                                                                38,516              72,942
               Orica, Ltd.                                                                   22,231             263,730
               Origin Energy, Ltd.                                                           64,493             347,387
           *   Oxiana, Ltd.                                                                  52,556              34,018
               Pacific Brands, Ltd.                                                          39,285              66,870
               Paperlinx, Ltd.                                                               29,331              51,272
               Patrick Corp., Ltd.                                                           50,695             217,454
               Perpetual Trustees Australia, Ltd.                                             2,758             116,386
               Promina Group, Ltd.                                                           86,780             333,200
               Publishing and Broadcasting, Ltd.                                            118,759           1,363,795
               QBE Insurance Group, Ltd.                                                     67,065             741,229
               Quantas Airways, Ltd.                                                        332,379             806,248
               Rinker Group, Ltd.                                                            80,131             744,010
           #   Rio Tinto, Ltd.                                                               44,239           1,415,343
               Rural Press, Ltd.                                                              8,895              68,374
               Santos, Ltd.                                                                  47,603             361,579
           *   Scigen                                                                        11,443                 432
               SFE Corp., Ltd.                                                                9,801              74,490
               Sigma Co., Ltd.                                                                7,216              44,634
               Sims Group, Ltd.                                                               6,740              68,581
               Sonic Healthcare, Ltd.                                                        20,706             180,986
           *   Sons of Gwalia, Ltd.                                                           7,201                   0
               St. George Bank, Ltd.                                                         44,108             866,579
               Stockland Trust Group                                                         33,269             138,600
           *   Stockland Trust Group Issue 05                                                 1,124               4,635
               Suncorp-Metway, Ltd.                                                          47,615             703,560
               Tab Queensland, Ltd.                                                           8,003              80,809
               Tabcorp Holdings, Ltd.                                                        43,536             514,454

               Telstra Corp., Ltd.                                                        1,076,734           4,079,625
               Ten Network Holdings, Ltd.                                                    28,370              79,941
               Toll Holdings, Ltd.                                                           30,780             289,925
               Transurban Group                                                              59,543             326,232
           *   Virgin Blue Holdings, Ltd.                                                    70,347              89,352
               Washington H. Soul Pattinson & Co., Ltd.                                      18,899             128,354
               Wesfarmers, Ltd.                                                              31,257             865,208
               West Australian Newspapers Holdings, Ltd.                                     15,484              89,723
           *   Westfield Group                                                                1,187              14,972
               Westfield Group Stapled                                                       37,972             481,019
               Westpac Banking Corp.                                                        156,363           2,318,248
               WMC Resources, Ltd.                                                           77,964             454,159
               WMC, Ltd.                                                                     95,810             396,914
               Woodside Petroleum, Ltd.                                                      70,327           1,312,320
               Woolworths, Ltd.                                                              86,513           1,047,927
               Worley Group, Ltd.                                                            12,260              65,072
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $33,118,345)                                                                                      48,363,746
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Australian Dollar                                                                                197,429
                                                                                                       ----------------
     (Cost $197,620)
     TOTAL -- AUSTRALIA
     (Cost $33,315,965)                                                                                      48,561,175
                                                                                                       ----------------

     NETHERLANDS -- (4.0%)
     COMMON STOCKS -- (4.0%)
               ABN AMRO Holding NV                                                          160,214           3,720,734
               Aegon NV                                                                     150,762           1,930,274
               AKZO Nobel NV                                                                 25,960           1,019,845
               Buhrmann NV                                                                    6,020              55,170
               DSM NV                                                                        11,122             744,500
               Elsevier NV                                                                   67,133             928,120
               Getronics NV                                                                  27,590              45,121
           *   Hagemeyer NV                                                                  21,897              52,022
               Heineken Holding NV Series A                                                  40,723           1,156,070
               Heineken NV                                                                   77,252           2,450,918
           #   Hunter Douglas NV                                                              5,232             270,541
               IHC Caland NV                                                                  2,636             169,024
               ING Groep NV                                                                 219,463           6,072,380
         # *   Ispat International NV                                                        20,616             508,236
           *   Koninklijke Ahold NV                                                         145,070           1,095,076
               Koninklijke KPN NV                                                           241,808           1,922,943
               Koninklijke Nedlloyd NV                                                        4,376             300,292
               Koninklijke Philips Electronics NV                                           122,480           3,132,930
           *   Norit NV                                                                      42,074             677,742
           *   Nutricia (Verenigde Bedrijven) NV                                             15,794             629,756
               Oce NV                                                                         4,991              72,313
               Randstad Holdings NV                                                          20,298             726,276
               Royal Dutch Petroleum Co., Den Haag                                          190,405          11,119,403
               TNT Post Groep NV                                                             57,222           1,461,685

           #   Unilever NV                                                                   50,102           3,321,654
               Vedior NV                                                                     15,338             217,854
               VNU NV                                                                        23,417             637,006
               Wolters Kluwer NV                                                             27,979             490,845
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $43,261,593)                                                                                      44,928,730
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SBM Offshore Coupons                                                           2,636                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- NETHERLANDS
     (Cost $43,261,593)                                                                                      44,928,730
                                                                                                       ----------------

     ITALY -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Acea SpA                                                                       7,694              86,811
               AEM SpA                                                                      102,681             215,627
           *   Alitalia Linee Aeree Italiane SpA Series A                                    50,000              15,895
           #   Alleanza Assicurazioni SpA                                                    52,431             560,544
               ASM Brescia SpA                                                                7,586              24,122
           #   Assicurazioni Generali SpA, Trieste                                           78,677           2,390,188
               Autogrill SpA, Novara                                                         14,752             205,152
           #   Autostade SpA                                                                 40,846           1,063,882
               Banca Antoniana Popolare Veneta SpA                                           14,739             470,547
               Banca Fideuram SpA                                                            70,232             346,825
           #   Banca Monte Dei Paschi di Siena SpA                                          176,149             632,583
         # *   Banca Nazionale del Lavoro SpA                                               173,414             584,556
               Banca Popolare di Lodi Scarl                                                  14,675             143,129
               Banca Popolare di Milano                                                      30,454             308,543
           #   Banco Popolare Bergamo SpA                                                    19,238             389,851
               Banco Popolare di Verona e Novara SpA                                         29,390             532,686
               Benetton Group SpA                                                             6,950              63,067
               Bulgari SpA                                                                   16,639             185,858
               Buzzi Unicem SpA                                                               3,954              56,895
               Capitalia SpA                                                                125,484             655,610
               Cassa di Risparmio di Firenze SpA                                             34,725              86,612
               CIR SpA (Cie Industriale Riunite), Torino                                     34,312              94,832
               Compagnia Assicuratrice Unipol SpA                                            34,504             136,657
               Credito Bergamasco SpA                                                           854              25,240
               Credito Emiliano SpA                                                          12,917             145,584
           #   Credito Italiano                                                             379,350           1,963,513
               Davide Campari - Milano SpA                                                   10,200              72,840
           *   E.Biscom SpA                                                                   3,329             145,358
         # *   Edison SpA                                                                   370,539             839,467
           #   Eni SpA                                                                      237,013           6,069,975
           #   Ente Nazionale per L'Energia Elettrica SpA                                   461,796           4,153,898
           *   Fiat SpA                                                                      47,140             317,619
               Finecogroup SpA                                                               18,285             156,722
               Finmeccanica SpA                                                             385,000             350,528
           #   Gruppo Editoriale L'espresso SpA                                              21,573             123,254
           *   Hera SpA                                                                      36,487             102,523

               Intesabci SpA                                                                397,132           1,854,736
               Italcementi SpA                                                                8,940             138,059
               Italmobiliare SpA, Milano                                                        449              27,892
               Lottomatica SpA                                                                2,664              89,075
           #   Luxottica Group SpA                                                           40,566             842,224
           #   Mediaset SpA                                                                  83,030             978,552
               Mediobanca SpA                                                                34,000             591,233
           #   Mediolanum SpA                                                                44,701             285,579
               Milano Assicurazioni SpA                                                       9,884              56,190
               Mondadori (Arnoldo) Editore SpA                                               13,860             134,053
               Pirelli & Co. SpA                                                             93,332             103,004
           #   RAS SpA (Riunione Adriatica di Sicurta)                                       50,861             980,686
           #   SAI SpA (Sta Assicuratrice Industriale), Torino                                6,188             161,279
           #   Saipem SpA                                                                    24,958             315,063
           #   San Paolo-IMI SpA                                                             96,588           1,341,524
           *   Seat Pagine Gialle SpA                                                       429,123             174,395
           *   Seat Pagine Gialle SpA, Torino                                                 3,591               1,698
               SNAM Rete Gas SpA                                                            142,784             764,677
           *   SNIA SpA                                                                       9,248               3,213
               Societe Cattolica di Assicurazoni Scarl SpA                                    3,387             148,164
           *   Sorin SpA                                                                     13,872              41,525
               Telecom Italia Mobile SpA                                                     39,514             219,554
               Telecom Italia SpA                                                           740,972           2,378,691
           *   Tiscali SpA                                                                   13,000              38,798
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $29,690,692)                                                                                      35,386,857
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Fiat SpA                                                                       3,000              16,168
                                                                                                       ----------------
     (Cost $43,047)

     RIGHTS/WARRANTS -- (0.0%)
           *   Fiat SpA Warrants 01/31/07                                                     1,677                 392
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ITALY
     (Cost $29,733,739)                                                                                      35,403,417
                                                                                                       ----------------

     SPAIN -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Acciona SA                                                                     5,051             463,450
               Acerinox SA                                                                   15,983             230,663
               Actividades de Construccion y Servicios SA                                    22,866             607,527
               Antena 3 de Television SA                                                      9,360             187,382
           #   Autopistas Concesionaria Espanola SA                                          44,293             987,875
               Banco Bilbao Vizcaya SA                                                      182,100           2,855,438
               Banco de Andalucia                                                               655              57,729
               Banco de Sabadell SA                                                          18,074             474,044
           #   Banco de Valencia SA                                                           5,586             162,489
           *   Banco Espanol de Credito SA                                                   39,155             563,771
           #   Banco Pastor SA                                                                2,530              94,443
               Banco Popular Espanol SA, Madrid                                              15,148             902,424

           #   Banco Santander Central Hispanoamerica SA                                    504,762           5,766,128
               Bankinter SA                                                                   3,867             196,084
               Cementos Portland SA                                                           1,338              91,871
               Cia Espanola de Petroleous SA                                                 13,626             536,569
               Compania de Distribucion Integral Logista SA                                   1,928              96,348
               Coporacion Financiera Reunida SA                                               6,070              77,013
               Corporacion Mapfre Compania Internacional de Reaseguros SA                    15,336             223,492
               Ebro Puleva SA                                                                 8,097             145,656
               Enagas SA                                                                     14,223             226,365
               Endesa SA, Madrid                                                             80,559           1,753,292
               Fomento de Construcciones y Contratas SA                                      11,974             659,527
           #   Gamesa Corporacion Tecnologica SA                                             12,172             164,691
               Gas Natural SA, Buenos Aires                                                  43,183           1,210,460
           #   Grupo Ferrovial SA                                                            11,821             727,492
           #   Iberdrola SA                                                                  64,787           1,652,554
               Iberia Lineas Aereas de Espana SA                                             65,471             206,957
               Indra Sistemas SA                                                              9,037             165,159
               Industria de Diseno Textil SA                                                 60,827           1,724,185
               Inmobiliaria Urbis SA                                                          2,577              43,731
           #   Metrovacesa SA                                                                 4,468             270,705
               Promotora de Informaciones SA                                                 17,174             336,419
               Red Electrica de Espana SA                                                     7,740             191,773
               Repsol SA                                                                     77,069           1,927,286
           *   Sociedad General de Aguas de Barcelona SA                                         62               1,246
               Sociedad General de Aguas de Barcelona SA Class A                              8,008             161,285
         # *   Sogecable SA                                                                   8,794             321,037
               Sol Melia SA                                                                   8,400              88,165
               Tabacalera SA                                                                 19,552             801,538
               Tele Pizza SA                                                                  7,000              14,278
               Telefonica de Espana SA                                                      350,218           5,871,750
           #   Telefonica Publicidad e Informacion SA                                        26,439             223,024
               Union Fenosa SA                                                               19,200             577,811
               Vallehermoso SA                                                               20,299             409,079
           #   Zardoya Otis SA                                                               16,449             475,036
               Zeltia SA                                                                     10,500              84,588
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $25,422,245)                                                                                      35,009,829
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Banco Valencia SA Rights 06/07/05                                              5,586               3,368
           *   Sogecable SA Rights 06/07/05                                                   8,794               3,679
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    7,047
                                                                                                       ----------------
     TOTAL -- SPAIN
     (Cost $25,422,245)                                                                                      35,016,876
                                                                                                       ----------------

     SWEDEN -- (2.0%)
     COMMON STOCKS -- (2.0%)
               Alfa Laval AB                                                                  7,600             114,537
               Assa Abloy AB Series B                                                        24,100             316,772

               Atlas Copco AB Series A                                                       30,300             462,112
           *   Atlas Copco AB Series A Redemption Shares                                     10,100              27,147
               Atlas Copco AB Series B                                                       16,200             227,481
           *   Atlas Copco AB Series B Redemption Shares                                      5,400              14,514
               Axfood AB                                                                      3,550              88,314
               Billerud AB                                                                    3,200              38,669
               Castellum AB                                                                   3,250             125,309
               Electrolux AB Series B                                                        23,700             518,084
               Eniro AB                                                                      12,700             144,586
               Fabege AB                                                                      6,135             123,790
               Gambro AB Series A                                                            19,800             262,608
               Gambro AB Series B                                                             7,200              95,932
               Getinge AB                                                                    11,600             168,483
               Hennes & Mauritz AB Series B                                                  67,750           2,389,900
               Hoganas AB Series B                                                            1,300              34,273
               Holmen AB Series B                                                             6,000             161,369
               Lennart Wallenstam Byggnads AB Class B                                        18,500             245,444
           *   Lundin Petroleum AB                                                           14,500             104,737
           *   Modern Times Group AB Series B                                                 4,150             127,991
               NCC AB Series B                                                                3,200              46,954
               Nordic Baltic Holdings AB                                                    233,048           2,128,696
           *   OMHEX AB                                                                       6,500              78,432
           #   Sandvik AB                                                                    19,200             759,651
           #   Scania AB Series A                                                             4,000             145,423
               Scania AB Series B                                                             7,800             284,856
               Securitas AB Series B                                                         24,100             401,377
               Skandia Insurance AB                                                          75,500             417,025
               Skandinaviska Enskilda Banken Series A                                        60,900           1,047,629
               Skanska AB Series B                                                           31,100             389,670
               SKF AB Series A                                                                9,200              94,066
           *   SKF AB Series A Redemption Shares                                              2,300               7,697
               SKF AB Series B                                                               30,400             310,557
           *   SKF AB Series B Redemption Shares                                              7,600              25,432
               SSAB Swedish Steel Series A                                                    4,700             114,257
               SSAB Swedish Steel Series B                                                    2,600              61,066
               Svenska Cellulosa AB Series B                                                 14,300             486,832
               Svenska Handelsbanken Series A                                                50,700           1,096,578
               Swedish Match AB (Frueher Svenska Taendsticks AB)                             24,000             275,061
               Tele2 AB Series A                                                              2,400              23,204
           *   Tele2 AB Series A Redemption Shares                                              800               1,070
               Tele2 AB Series B                                                             30,150             288,017
           *   Tele2 AB Series B Redemption Shares                                           10,050              13,439
               Telefon AB L.M. Ericsson Series B                                          1,251,800           3,936,917
               Telia AB                                                                     555,400           2,748,671
               Tietoenator Corp. AB                                                           3,400             104,297
               Trelleborg AB Series B                                                         5,800              90,106
               Volvo AB Series A                                                             11,700             462,198
               Volvo AB Series B                                                             24,700           1,009,822
           *   Wihlborgs Fastigheter AB                                                       1,227              28,857
               WM-Data AB Series B                                                            8,500              22,141
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $18,457,469)                                                                                      22,692,050
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swedish Krona                                                                                     58,904
                                                                                                       ----------------
     (Cost $59,725)

     RIGHTS/WARRANTS -- (0.0%)
           *   Sandvik AB Redeemable Rights 06/07/05                                         19,200              11,276
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- SWEDEN
     (Cost $18,517,194)                                                                                      22,762,230
                                                                                                       ----------------

     HONG KONG -- (1.6%)
     COMMON STOCKS -- (1.6%)
           #   ASM Pacific Technology, Ltd.                                                  12,000              52,660
               Bank of East Asia, Ltd.                                                      110,149             323,581
               Cathay Pacific Airways, Ltd.                                                 221,000             399,389
               Chaoda Modern Agriculture (Holdings), Ltd.                                    88,000              36,396
               Cheung Kong Holdings, Ltd.                                                   135,600           1,233,317
               Cheung Kong Infrastructure Holdings, Ltd.                                    129,000             388,528
               China Merchants Holdings (International) Co., Ltd.                            90,000             167,793
               China Overseas Land & Investment, Ltd.                                       210,000              39,269
               China Travel International Investment, Ltd.                                  126,000              34,691
               China Unicom, Ltd.                                                           642,000             514,786
           *   CITIC 21CN Co., Ltd.                                                         116,000              32,702
               Citic Ka Wah Bank, Ltd.                                                       84,000              30,937
               Citic Pacific, Ltd.                                                           94,000             261,484
               CLP Holdings, Ltd.                                                           155,400             888,204
               CNOOC, Ltd.                                                                2,166,500           1,187,876
               Dah Sing Banking Group, Ltd.                                                     720               1,298
               Dah Sing Financial Holdings, Ltd.                                              8,059              52,249
               Esprit Holdings, Ltd.                                                         70,041             500,334
           *   First Pacific Co., Ltd.                                                      130,000              44,574
               Giordano International, Ltd.                                                  98,000              64,175
               Global Bio-Chem Technology Group Co., Ltd.                                    70,000              47,046
               GOME Electrical Appliances Holdings, Ltd.                                     56,000              55,720
               Great Eagle Holdings, Ltd.                                                    16,000              36,425
               Hang Lung Development Co., Ltd.                                               70,000             119,392
               Hang Lung Properties, Ltd.                                                   113,500             164,354
               Hang Seng Bank, Ltd.                                                         131,100           1,757,441
           #   Henderson Investment, Ltd.                                                   119,000             166,207
               Henderson Land Development Co., Ltd.                                         117,000             532,172
               Hong Kong and China Gas Co., Ltd.                                            305,000             612,708
               Hong Kong and Shanghai Hotels, Ltd.                                           43,001              44,918
               Hong Kong Electric Holdings, Ltd.                                            119,207             526,499
               Hong Kong Exchanges & Clearing, Ltd.                                          48,000             117,575
               Hopewell Holdings, Ltd.                                                       49,000             121,015
               Hutchison Whampoa, Ltd.                                                      256,500           2,225,886
               Hysan Development Co., Ltd.                                                   54,462             109,564
               I-Cable Communications, Ltd.                                                   9,854               3,447
               Johnson Electric Holdings, Ltd.                                              168,000             157,074
               K. Wah Construction Materials, Ltd.                                           42,000              34,009
               Kerry Properties, Ltd.                                                        41,255              90,266
               Kingboard Chemical Holdings, Ltd.                                             34,000             103,336

               Kowloon Motor Bus Holdings, Ltd.                                              12,800              69,067
               Legend Group, Ltd.                                                           248,000              78,448
               Li & Fung, Ltd.                                                              126,000             240,477
               Melco International Development, Ltd.                                         32,000              37,222
               MTR Corp., Ltd.                                                              225,570             415,042
               New World Development Co., Ltd.                                              155,477             162,208
               NWS Holdings Ltd.                                                             67,000              92,893
               PCCW, Ltd.                                                                   235,265             143,632
               SCMP Group, Ltd.                                                              39,198              16,978
               Shanghai Industrial Holdings, Ltd.                                            26,000              50,385
           #   Shangri-La Asia, Ltd.                                                        100,913             152,354
               Shun Tak Holdings, Ltd.                                                       80,000              75,319
               Silver Grant International Industries, Ltd.                                   62,000              29,187
           #   Sino Land Co., Ltd.                                                          184,485             188,920
               Smartone Telecommunications Holdings, Ltd.                                    23,000              25,558
               Sung Hungkai Properties, Ltd.                                                135,706           1,291,519
               Swire Pacific, Ltd. Series A                                                  42,500             362,302
               Techtronic Industries Co., Ltd.                                               67,500             150,747
               Television Broadcasts, Ltd.                                                   20,000             101,895
               Texwinca Holdings, Ltd.                                                       60,000              47,768
           *   Tingyi (Cayman Islands) Holding Corp.                                        118,000              32,219
               Union Bank of Hong Kong, Ltd.                                                 24,000              29,702
               Wharf Holdings, Ltd.                                                         136,542             445,298
               Wheelock and Co., Ltd.                                                        70,000             100,818
               Wheelock Properties, Ltd.                                                     70,000              35,908
               Wing Hang Bank, Ltd.                                                          12,500              89,069
               Wing Lung Bank, Ltd.                                                           4,600              34,844
               Yue Yuen Industrial (Holdings), Ltd.                                          78,500             232,672
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $16,727,871)                                                                                      18,011,748
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Hong Kong Dollars                                                                                 32,169
                                                                                                       ----------------
     (Cost $32,171)
     TOTAL -- HONG KONG
     (Cost $16,760,042)                                                                                      18,043,917
                                                                                                       ----------------

     FINLAND -- (1.3%)
     COMMON STOCKS -- (1.3%)
               Amer-Yhtymae Oyj Series A                                                      4,500              76,479
               Elisa Communications Corp.                                                    10,063             150,717
               Fortum Oyj                                                                   113,088           1,713,057
               KCI Konecranes International Oyj                                                 700              28,593
               Kemira GrowHow Oyj                                                             1,275               9,878
               Kemira Oyj                                                                     6,000              79,869
               Kesko Oyj                                                                      6,400             153,398
               Kone Corp.                                                                     5,140             425,464
               Metso Oyj                                                                     10,444             209,101
               M-Real Oyj Series B                                                           26,000             140,346
           *   Neste Oil Oyj                                                                 28,272             631,444
               Nokia Oyj                                                                    372,121           6,258,856

               Nokian Renkaat Oyj                                                             5,000              89,220
               Orion-Yhtyma Oyj Series A                                                      4,200              81,547
               Orion-Yhtyma Oyj Series B                                                      5,800             112,821
               Outokumpu Oyj Series A                                                        19,700             271,710
               Pohjola Group P.L.C. Series D                                                  9,600             121,852
               Rautaruukki Oyj Series K                                                       8,700             122,560
               Sampo Insurance Co., Ltd.                                                     61,500             868,186
               Sanoma-Wsoy Oyj Series A                                                       1,391              34,223
               Sanoma-Wsoy Oyj Series B                                                      14,403             337,842
               Stora Enso Oyj Series R                                                       67,900             892,141
               Tietoenator Corp.                                                              5,460             168,303
               Upm-Kymmene Oyj                                                               45,800             885,514
               Uponor Oyj Series A                                                            4,600              85,324
               Wartsila Corp. Oyj Series B                                                    6,750             203,070
                                                                                                       ----------------

     TOTAL -- FINLAND
     (Cost $11,284,993)                                                                                      14,151,515
                                                                                                       ----------------

     BELGIUM -- (1.0%)
     COMMON STOCKS -- (1.0%)
               AGFA-Gevaert NV, Mortsel                                                       7,300             208,992
               Barco (New) NV                                                                   400              29,055
               Bekaert SA                                                                       700              51,894
               Cofinimmo SA                                                                     200              31,762
               Colruyt SA Halle                                                               1,700             246,538
               Compagnie Maritime Belge                                                       1,500              48,981
           *   Cumerio                                                                        1,431              19,722
           *   Cumerio VVPR                                                                      55                   2
           #   Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                          4,572             269,802
           #   Dexia SA                                                                      55,596           1,206,268
               D'Ieteren SA                                                                     290              57,584
           #   Electrabel SA                                                                  2,998           1,319,986
               Euronav SA                                                                     1,500              44,431
               Exmar NV                                                                         300              18,059
           #   Fortis AG                                                                     87,291           2,374,616
               Groupe Bruxelles Lambert                                                       2,500             212,642
               Interbrew SA                                                                  29,842             986,171
               KBC Bancassurance Holding SA                                                  28,460           2,307,181
               Mobistar SA                                                                    2,500             199,777
               Omega Pharma SA                                                                  500              25,488
           #   Solvay SA                                                                      4,400             477,225
           #   UCB SA                                                                         7,600             347,333
           *   Umicore-Strip VVPR                                                                55                   7
               Union Miniere SA                                                               1,431             112,404
                                                                                                       ----------------

     TOTAL -- BELGIUM
     (Cost $7,841,615)                                                                                       10,595,920
                                                                                                       ----------------

     DENMARK -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Bang & Olufsen Holding A.S. Series B                                             290              18,652
               Carlsberg A.S. Series B                                                        3,475             170,125
               Codan A.S.                                                                       950              46,478
               Coloplast A.S.                                                                 1,940             109,296
               Dampskibsselsk Torm A.S.                                                       1,250              68,242
               Dampskibsselskabet Svendborg A.S.                                                325           2,938,657
               Danisco A.S.                                                                   3,950             271,971
               Danske Bank A.S.                                                              40,756           1,169,528
               DSV, De Sammensluttede Vognmaend A.S.                                          1,580             122,538
               East Asiatic Co., Ltd.                                                           900              56,425
               FLS Industries Series B                                                          890              16,554
               GN Great Nordic A.S.                                                          16,720             192,040
           *   Group 4 Securicor A.S.                                                        28,536              72,722
               H. Lundbeck A.S.                                                              17,802             445,569
           *   Jyske Bank A.S.                                                                5,010             191,401
               Koebenhavns Lufthavne                                                            390              86,308
               NKT Holding A.S.                                                               1,100              42,794
               Novo-Nordisk A.S. Series B                                                    14,150             727,774
               Novozymes A.S. Series B                                                        4,380             212,592
               Rockwool, Ltd.                                                                   350              24,292
               Sydbank A.S.                                                                   4,880             101,237
               Tele Danmark A.S.                                                             16,210             714,696
           *   TK Development                                                                   614               3,897
           *   Topdanmark A.S.                                                                1,300              93,344
           *   Vestas Wind Systems A.S.                                                       5,866              95,328
           *   William Demant Holding                                                         3,260             156,019
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $5,769,360)                                                                                        8,148,479
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Danish Krone                                                                                      83,181
                                                                                                       ----------------
     (Cost $85,319)
     TOTAL -- DENMARK
     (Cost $5,854,679)                                                                                        8,231,660
                                                                                                       ----------------

     SINGAPORE -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Allgreen Properties, Ltd.                                                     41,000              26,504
               Asia Pacific Breweries, Ltd.                                                   4,000              21,243
               Capitacommercial Trust                                                        23,100              20,925
           #   Capitaland, Ltd.                                                             115,500             160,465
           *   Chartered Semiconductor Manufacturing, Ltd.                                  112,000              80,606
               City Developments, Ltd.                                                       32,000             131,188
               Comfortdelgro Corp., Ltd.                                                    132,000             134,395
           *   Cosco Corp., Ltd.                                                             23,000              25,175
               Creative Technology Co., Ltd.                                                  3,000              23,853
               Cycle & Carriage, Ltd.                                                         9,097              67,012
               DBS Group Holdings, Ltd.                                                      95,000             791,031
               Fraser & Neave, Ltd.                                                          11,100             104,384
               Great Eastern Holdings, Ltd.                                                  21,000             180,093
               Haw Par Brothers International, Ltd.                                           2,248               7,143

               Hong Leong Finance, Ltd.                                                      15,000              30,396
               Keppel Corp., Ltd.                                                            37,000             256,605
               Keppel Land, Ltd.                                                             22,000              30,038
               MobileOne, Ltd.                                                               41,390              50,909
               Neptune Orient Lines, Ltd.                                                    47,000              94,006
               Overseas Chinese Banking Corp., Ltd.                                          89,300             743,849
               Overseas Union Enterprise, Ltd.                                                6,000              30,039
               Parkway Holdings, Ltd.                                                        20,000              21,567
               SembCorp Industries, Ltd.                                                     73,320              99,632
           *   SembCorp Logistics, Ltd.                                                      32,730              34,209
               Sembcorp Marine, Ltd.                                                         55,000              69,186
               Singapore Airlines, Ltd.                                                      85,000             584,715
               Singapore Land, Ltd.                                                          11,000              34,225
           *   Singapore Petroleum Co., Ltd.                                                 11,000              27,161
           *   Singapore Post, Ltd.                                                          58,000              31,977
               Singapore Press Holdings, Ltd.                                               122,000             315,797
               Singapore Technologies Engineering, Ltd.                                     174,000             250,366
               Singapore Telecommunications, Ltd.                                         1,367,000           2,130,340
               Smrt Corporation, Ltd.                                                        59,000              37,831
           *   St Assembly test Services, Ltd.                                               80,000              57,877
               United Industrial Corp., Ltd.                                                 39,000              24,067
               United Overseas Bank, Ltd.                                                    98,000             839,835
               United Overseas Land, Ltd.                                                    22,000              28,962
               Venture Manufacturing (Singapore), Ltd.                                       17,000             152,641
               Wing Tai Holdings, Ltd.                                                       22,166              11,806
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $7,769,250)                                                                                        7,762,053
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Singapore Dollars                                                                                 25,559
                                                                                                       ----------------
     (Cost $25,612)
     TOTAL -- SINGAPORE
     (Cost $7,794,862)                                                                                        7,787,612
                                                                                                       ----------------

     IRELAND -- (0.7%)
     COMMON STOCKS -- (0.7%)
               Allied Irish Banks P.L.C.                                                     83,158           1,725,441
               Anglo Irish Bank Corp. P.L.C.                                                 57,332             671,061
               Bank of Ireland P.L.C.                                                        92,665           1,406,789
               CRH P.L.C.                                                                    50,877           1,284,491
               DCC P.L.C.                                                                     6,914             137,079
           *   Eircom Group P.L.C.                                                           20,550              46,827
           *   Elan Corp. P.L.C.                                                             33,579             256,365
               Fyffes P.L.C.                                                                 17,987              50,452
               Grafton Group P.L.C.                                                          15,596             181,220
               Greencore Group P.L.C.                                                        13,520              56,808
               IAWS Group P.L.C.                                                             11,551             173,356
               Independent News & Media P.L.C.                                               77,963             239,705
               Irish Permanent P.L.C.                                                        24,811             412,646
               Kerry Group P.L.C.                                                            22,953             564,900
               Kingspan Group P.L.C.                                                          7,855              91,435

           *   Ryanair Holdings P.L.C.                                                       32,702             261,005
           *   Waterford Wedgwood P.L.C.                                                    153,442               7,742
                                                                                                       ----------------

     TOTAL -- IRELAND
     (Cost $6,069,613)                                                                                        7,567,322
                                                                                                       ----------------

     NORWAY -- (0.5%)
     COMMON STOCKS -- (0.5%)
           *   Aker Kvaerner OGEP ASA                                                           467              17,646
               Aker Yards ASA                                                                   288              10,554
               Den Norske Bank ASA Series A                                                  57,400             555,187
           *   Fred Olsen Energy ASA                                                          1,500              30,100
           *   Merkantildata ASA                                                              6,800               1,967
           *   Nera ASA                                                                       6,300              13,371
               Norsk Hydro ASA                                                               16,900           1,369,699
               Norske Skogindustrier ASA Series A                                             8,600             132,079
               Odfjell ASA Series A                                                           3,400              64,841
           *   Opticom ASA                                                                      600               4,455
               Orkla ASA Series A                                                            14,721             501,769
           *   Petroleum Geo-Services ASA (New)                                               1,200              81,339
               Prosafe ASA                                                                    1,350              40,566
               Schibsted ASA                                                                  3,700              97,661
               Smedvig ASA Series A                                                           3,800              66,524
               Statoil Den Norske Stats Oljeselskap ASA                                      98,701           1,737,431
               Storebrand ASA                                                                18,700             155,584
               Tandberg ASA Series A                                                          8,000              85,528
               Telenor ASA                                                                   83,141             662,110
               Tomra Systems ASA                                                              9,200              39,723
               Wilhelmsen (Wilhelm), Ltd. ASA Series A                                        1,000              25,412
               Yara International ASA                                                        16,900             249,891
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $3,977,030)                                                                                        5,943,437
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Norwegian Krone                                                                                      527
                                                                                                       ----------------
     (Cost $537)
     TOTAL -- NORWAY
     (Cost $3,977,567)                                                                                        5,943,964
                                                                                                       ----------------

     GREECE -- (0.4%)
     COMMON STOCKS -- (0.4%)
               Alpha Credit Bank                                                             22,420             616,241
               Athens Water Supply & Sewage Co. S.A.                                          4,100              28,719
               Attica Holdings S.A.                                                           3,130              11,073
               Bank of Piraeus S.A.                                                          14,710             262,988
           *   Commercial Bank of Greece                                                      4,680             143,366
               Cosmote Mobile Telecommunications S.A.                                        21,450             384,242
               EFG Eurobank Ergasias S.A.                                                    18,520             570,561
               Hellenic Bottling Co. S.A.                                                    16,870             446,290

               Hellenic Duty Free Shops S.A.                                                  2,000              33,002
               Hellenic Petroleum S.A.                                                       15,660             150,573
               Hellenic Technodomiki S.A.                                                     4,680              24,407
               Hellenic Telecommunication Organization Co. S.A.                              33,920             604,313
               Intracom S.A.                                                                  3,310              16,990
           *   Mailis (M.J.) S.A.                                                             2,800              13,354
               National Bank of Greece                                                       20,700             698,621
           *   Public Power Corp. of Greece                                                  15,920             393,755
               Titan Cement Co.                                                               4,180             124,814
               Viohalco S.A.                                                                  2,800              17,965
                                                                                                       ----------------

     TOTAL -- GREECE
     (Cost $3,415,686)                                                                                        4,541,274
                                                                                                       ----------------

     AUSTRIA -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Bank Austria Creditanstalt AG                                                  3,568             350,879
           *   Betandwin.com Interactive Entertainment AG                                       367              52,509
               Boehler-Uddeholm AG                                                              480              61,949
               BWT AG                                                                           880              27,042
               Erste Bank der Oesterreichischen Sparkassen AG                                12,663             623,417
               EVN AG                                                                         1,049              72,586
               Flughafen Wien AG                                                                579              37,084
           *   Immofinanz Immobilien Anlagen AG                                               8,273              74,749
               Mayr-Melnhof Karton AG                                                           472              67,274
               Oesterreichische Elektrizitaetswirtschafts AG                                    810             209,521
               OMV AG                                                                         1,728             605,200
           *   RHI AG, Wien                                                                     778              21,446
               Telekom Austria AG                                                            25,712             479,222
               Uniqa Versicherungen AG                                                        1,710              29,883
               Voestalpine AG                                                                 1,802             121,491
               Wienerberger AG                                                                4,749             210,465
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,761,203)                                                                                        3,044,717
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boehler-Uddeholm AG Rights 06/02/05                                              480                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- AUSTRIA
     (Cost $1,761,203)                                                                                        3,044,717
                                                                                                       ----------------

     PORTUGAL -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Banco Comercial Portugues SA                                                 190,708             493,478
               Banco Espirito Santo e Comercial de Lisboa                                    19,360             303,924
               BPI SGPS SA                                                                   44,098             166,833
           #   Brisa Auto Estradas de Portugal SA                                            27,775             216,574
               Cimpor Cimentos de Portugal SA                                                34,848             186,940
               Electricidade de Portugal SA                                                 187,612             476,321

               Jeronimo Martins SGPS SA                                                       7,355             102,943
           #   Portugal Telecom SA                                                           65,007             666,519
               PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                6,410             136,165
               Sonae SGPS SA                                                                108,923             159,621
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $2,888,823)                                                                                        2,909,318
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
               PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA
           *   Warrants 05/23/05                                                              6,410               2,524
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- PORTUGAL
     (Cost $2,888,823)                                                                                        2,911,842
                                                                                                       ----------------

     EMU -- (0.2%)
     INVESTMENT IN CURRENCY -- (0.2%)
           *   Euro Currency                                                                                  2,288,023
                                                                                                       ----------------
     (Cost $2,342,556)

     NEW ZEALAND -- (0.2%)
     COMMON STOCKS -- (0.2%)
               Auckland International Airport, Ltd.                                          95,556             137,678
               Carter Holt Harvey, Ltd.                                                     124,305             156,131
               Contact Energy, Ltd.                                                          47,343             234,509
               Fisher & Paykel Apppliances Holdings, Ltd.                                    14,080              30,676
               Fisher & Paykel Healthcare Corp.                                              31,395              65,912
               Fletcher Building, Ltd.                                                       35,299             154,906
               Independent Newspapers, Ltd. (Auckland)                                       21,417              93,771
               Sky City Entertainment Group, Ltd.                                            29,418              88,722
               Sky Network Television, Ltd.                                                  17,139              79,463
               Telecom Corporation of New Zealand, Ltd.                                     160,535             677,265
           *   Tower, Ltd.                                                                   21,977              32,065
               Trustpower, Ltd.                                                              14,898              59,181
               Warehouse Group, Ltd.                                                         14,200              32,533
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,177,729)                                                                                        1,842,812
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   New Zealand Dollar                                                                                 2,858
                                                                                                       ----------------
     (Cost $2,904)
     TOTAL -- NEW ZEALAND
     (Cost $1,180,633)                                                                                        1,845,670
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (14.8%)

           ^   Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
               2.96%, 06/01/05 (Collateralized by $320,972,265 U.S. TIPS 1.875%,
               07/15/13 & U.S. STRIPS, maturities ranging from 05/15/20 to
               11/15/21, valued at $164,624,642) to be repurchased at
               $161,409,041 (Cost $161,395,770)                                    $        161,396         161,395,770

               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
               (Collateralized by $2,766,000 FNMA Notes 2.95%, 11/14/07, valued
               at $2,762,543) to be repurchased at $2,721,218 (Cost $2,721,000)               2,721           2,721,000
                                                                                                       ----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $164,116,770)                                                                                    164,116,770
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,000,237,086)                                                                                  $  1,109,524,429
                                                                                                       ----------------

----------
+       Securities have been fair valued.  See Note B to Financial Statements.
^       Security purchased with cash proceeds from securities on loan.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     JAPAN -- (24.6%)
     COMMON STOCKS -- (24.6%)
         * #   A&A Material Corp.                                                           168,000    $        227,118
               ABILIT Corp.                                                                  38,600           1,512,571
               Achilles Corp.                                                               422,000             765,153
               Agro-Kanesho Co., Ltd.                                                        18,000             144,526
               Aichi Bank, Ltd.                                                              51,400           4,844,602
               Aichi Machine Industry Co., Ltd.                                             776,000           3,444,393
               Aida Engineering, Ltd.                                                       209,000           1,126,510
               Aigan Co., Ltd.                                                              159,500           1,416,878
           #   Airport Facilities Co., Ltd.                                                 178,000             994,068
           *   Akai Electric Co., Ltd.                                                      490,000               4,515
               Akita Bank, Ltd.                                                           1,205,000           5,448,950
               Aloka Co., Ltd.                                                              226,000           1,585,433
           #   Alpha Systems, Inc.                                                           16,000             339,116
           #   Altech Co., Ltd.                                                              45,800             332,283
               Ando Corp.                                                                   632,000           1,664,202
               Anest Iwata Corp.                                                             63,000             206,505
               AOI Advertising Promotion, Inc.                                               11,500              88,089
               AOI Electronics Co., Ltd.                                                     10,600             160,458
           #   Aoki International Co., Ltd.                                                 317,600           3,842,286
           *   Apic Yamada Corp.                                                             97,000             219,796
               Arakawa Chemical Industries, Ltd.                                            117,700           1,569,786
           #   Araya Industrial Co., Ltd.                                                   390,000             968,632
           #   Argo 21 Corp.                                                                 57,200             554,224
               Aronkasei Co., Ltd.                                                          143,000             696,142
               Asahi Kogyosha Co., Ltd.                                                     242,000             905,781
               Asahi Organic Chemicals Industry Co., Ltd.                                   792,000           2,678,463
         * #   Asahi Tec Corp.                                                              182,000             333,391
               Asanuma Corp.                                                                572,000           1,142,090
               Ashimori Industry Co., Ltd.                                                  401,000             967,827
           #   Asia Air Survey Co., Ltd.                                                     79,000             336,748
           #   Asia Securities Printing Co., Ltd.                                            43,000             498,016
               Asti Corp.                                                                    29,000             286,486
               Atsugi Co., Ltd.                                                           1,922,000           2,376,324
               Autobacs Seven Co., Ltd.                                                      80,400           2,511,465
           *   Azel Corp., Tokyo                                                            557,000             984,675
               Bank of Iwate, Ltd.                                                           50,000           2,847,144
               Bank of Okinawa, Ltd.                                                        135,100           4,370,197
               Bank of Saga, Ltd.                                                           418,000           1,551,767
           #   Best Denki Co., Ltd.                                                       1,093,000           4,205,662
               Biken Techno Corp.                                                            50,400             425,987
               Bull Dog Sauce Co., Ltd.                                                      12,000             148,965
               Bunka Shutter Co., Ltd.                                                      129,000             679,657
           #   Cabin Co., Ltd.                                                              316,000           1,146,432

           *   Catena Corp.                                                                 210,000             410,022
               Central Finance Co., Ltd.                                                    746,000           3,239,502
               CFS Corp.                                                                     14,000              81,703
               Chiyoda Co., Ltd.                                                             83,000           1,353,462
               Chodai Co., Ltd.                                                              58,000             267,492
               Chofu Seisakusho Co., Ltd.                                                    95,200           1,952,636
               Chudenko Corp.                                                               179,460           2,813,347
           #   Chuetsu Pulp and Paper Co., Ltd.                                             894,000           2,332,542
           *   Chugai Mining Co., Ltd.                                                    1,378,400             859,671
               Chuo Gyorui Co., Ltd.                                                        295,000             752,496
               Chuo Spring Co., Ltd., Nagoya                                                513,000           2,110,258
               Chuo Woollen Mills, Ltd.                                                      30,000              68,912
               Cleanup Corp.                                                                140,200           1,352,648
               Coca-Cola Central Japan Co., Ltd.                                                594           4,970,501
               Comsys Holdings Corp.                                                        187,000           1,576,252
               Corona Corp.                                                                 229,800           3,560,818
           #   Credia Co., Ltd.                                                              25,700             926,031
               Cresco, Ltd.                                                                  54,000             694,457
               CTI Engineering Co., Ltd.                                                    101,900             871,130
               Daibiru Corp.                                                                 13,000              95,696
               Dai-Dan Co., Ltd.                                                            374,000           2,166,315
           #   Daido Kogyo Co., Ltd.                                                         71,000             190,717
               Daido Steel Co., Ltd.                                                      1,150,000           4,670,400
           #   Daidoh, Ltd.                                                                  91,000             957,484
           #   Daihen Corp.                                                                 264,000             688,122
           #   Daiho Corp.                                                                  492,000           1,191,224
               Dai-Ichi Jitsugyo Co., Ltd.                                                   70,000             253,783
           #   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                             169,000             606,810
               Daiko Clearing Services Corp.                                                106,300             795,601
           *   Daiko Denshi Tsushin, Ltd.                                                    89,000             213,380
           *   Daikyo, Inc.                                                                 391,000             790,746
               Daimaruenawin Co., Ltd                                                        10,600              57,578
               Daimei Telecom Engineering Corp.                                             123,000           1,055,322
               Dainichi Co., Ltd.                                                           137,100           1,160,109
               Daisyo Corp.                                                                  12,100             147,458
           *   Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                             267,000             346,984
               Daiwa Industries, Ltd.                                                       174,000             990,210
               Daiwa Kosho Lease Co., Ltd.                                                  428,000           2,178,739
               Daiwabo Co., Ltd.                                                            956,000           1,471,609
           #   Daiwabo Information System Co., Ltd.                                          94,000           1,536,614
               Danto Corp.                                                                  222,000             852,110
               DC Co., Ltd.                                                                 226,000             698,459
               Denki Kogyo Co., Ltd.                                                        135,000             768,439
               Denyo Co., Ltd.                                                              199,000           1,712,958
               Descente, Ltd.                                                               331,000           1,261,134
         * #   Dia Kensetsu Co., Ltd.                                                       117,000             241,497
           #   Dijet Industrial Co., Ltd.                                                    53,000             145,086
               DMW Corp.                                                                     12,200             498,378
               DyDo Drinco, Inc.                                                             66,200           2,209,878
           #   Edion Corp.                                                                  389,375           4,641,823
               Edosawa Co., Ltd.                                                             48,000             218,395
               Ehime Bank, Ltd.                                                             152,000             511,221
           #   Eighteenth Bank, Ltd.                                                      1,631,000           7,683,970
               Eikoh, Inc.                                                                   27,000             250,149

               Fine Sinter Co., Ltd.                                                         84,000             293,619
         * #   First Baking Co., Ltd.                                                       430,000             929,093
               Foster Electric Co., Ltd.                                                     60,000             527,949
           *   Fuji Electric Construction Co., Ltd.                                          40,000              57,004
               Fuji Kiko Co., Ltd.                                                            1,000               3,921
               Fujicco Co., Ltd.                                                             73,000           1,076,835
               Fujikura Rubber, Ltd.                                                         30,000             170,826
           #   Fujitsu Access, Ltd.                                                         186,100           1,393,061
               Fujitsu Business Systems, Ltd.                                               228,500           3,357,739
               Fujitsu Fronttec, Ltd.                                                       125,200           1,282,835
               Fukuda Corp.                                                                 391,000           2,434,854
               Fuso Dentsu Co., Ltd.                                                         56,000             245,743
               Fuso Lexel Inc.                                                              139,400           1,198,644
               Fuso Pharmaceutical Industries, Ltd.                                         851,000           2,949,014
               Futaba Industrial Co., Ltd.                                                  101,000           1,918,873
           #   Gakken Co., Ltd.                                                             904,000           2,522,319
           *   Generas Corp.                                                                121,000               1,115
           *   GKN D1 Tochigi Holdings Shares                                                   302             926,577
               Global-Dining, Inc.                                                           46,100             308,347
           #   Godo Steel, Ltd.                                                             434,000           1,345,651
           *   Goldwin, Inc.                                                                377,000             877,416
               Gourmet Kineya Co., Ltd.                                                     169,000           1,375,002
           *   Graphtec Corp.                                                                72,000             108,805
           *   Gro-BeLS Co., Ltd.                                                           638,000           1,027,522
           *   GSI Creos Corp.                                                               32,000              74,695
           #   Gun-Ei Chemical Industry Co., Ltd.                                           353,000           1,358,038
               Gunze, Ltd.                                                                   80,000             350,485
               Haltec Corp.                                                                 167,000             344,730
               Happinet Corp.                                                                39,900             680,107
               Harima Chemicals, Inc.                                                       183,000           1,091,100
               Haruyama Trading Co., Ltd.                                                   106,800           1,549,183
               Heiwado Co., Ltd.                                                             92,000           1,402,185
               Hibiya Engineering, Ltd.                                                     345,000           3,089,179
               Higashi-Nippon Bank, Ltd.                                                    867,000           3,283,543
               Himaraya Co., Ltd.                                                            80,500             370,628
           #   Hisaka Works, Ltd.                                                            88,000             809,954
               Hitachi Cable, Ltd.                                                          275,000           1,185,695
           #   Hitachi Kiden Kogyo, Ltd.                                                    151,000             671,080
               Hitachi Koki Co., Ltd.                                                       265,000           2,469,864
               Hitachi Kokusai Electric, Inc.                                               216,000           1,889,151
               Hitachi Medical Corp.                                                        353,000           4,645,089
               Hitachi Metals Techno, Ltd.                                                   53,500             186,989
               Hitachi Plant Engineering & Construction Co., Ltd.                           807,000           3,896,004
               Hitachi Transport System, Ltd.                                               355,000           2,956,818
               Hochiki Corp.                                                                 38,000             158,875
               Hokkai Can Co., Ltd., Tokyo                                                  497,000           1,455,472
               Hokkaido Coca-Cola Bottling Co., Ltd.                                        346,000           2,437,911
               Hokko Chemical Industry Co., Ltd.                                            190,000             698,702
           #   Hokuetsu Bank, Ltd.                                                        2,218,000           4,683,645
               Hokuriku Electrical Construction Co., Ltd.                                   186,000             670,461
               Homac Corp.                                                                  364,300           3,626,400
               Horipro, Inc.                                                                 97,500             986,364
         * #   Howa Machinery, Ltd.                                                         139,000             170,424
               Ichikawa Co., Ltd.                                                           211,000             833,752

           #   Ichikoh Industries, Ltd.                                                     239,000             592,613
               Ichiyoshi Securities Co., Ltd.                                                82,000             737,755
               Ihara Chemical Industry Co., Ltd.                                            386,000           1,181,883
               i-Logistics Corp.                                                            139,000             477,868
               Imasen Electric Industrial Co., Ltd.                                          90,900             688,309
         * #   Impress Corp.                                                                    211             258,911
               Inaba Denki Sangyo Co., Ltd.                                                  55,000           1,531,217
           #   Inabata and Co., Ltd., Osaka                                                 155,000           1,273,347
           #   Ines Corp.                                                                   290,300           2,415,309
               ISE Chemicals Corp.                                                          116,000             541,632
               Ishikawajima Construction Materials Co., Ltd.                                144,000             406,816
           #   Ishikawajima Transport Machinery Co., Ltd.                                   209,000             590,781
               Ishizuka Glass Co., Ltd.                                                     225,000             596,489
           #   Itochu Enex Co., Ltd.                                                        541,300           3,623,815
               Itoham Foods, Inc.                                                           557,000           2,536,966
           #   Itoki Crebio Corp.                                                           325,000           1,810,871
               Iwaki & Co., Ltd.                                                            200,000             594,942
               Iwasaki Electric Co., Ltd.                                                    88,000             338,670
               Iwatsu Electric Co., Ltd.                                                     50,000             109,365
               Izumiya Co., Ltd.                                                            902,000           5,945,883
           *   Jac Holdings Co., Ltd.                                                       128,800             194,731
               Jaccs Co., Ltd.                                                              311,000           2,447,515
               Jamco Corp.                                                                   17,000             104,599
               Japan Airport Terminal Co., Ltd.                                             174,000           1,625,007
           *   Japan Bridge Corp.                                                            31,000              40,957
               Japan Digital Laboratory Co., Ltd.                                           235,000           2,854,078
               Japan Foundation Engineering Co., Ltd.                                       229,800           1,281,709
               Japan Information Processing Service Co., Ltd.                                29,500             183,042
               Japan Maintenance Co., Ltd.                                                   52,300             566,742
               Japan Oil Transportation Co., Ltd.                                           237,000             776,919
           #   Japan Pulp and Paper Co., Ltd.                                             1,250,000           4,099,356
         * #   Japan Radio Co., Ltd.                                                      1,189,000           4,772,748
               Japan Steel Tower Co., Ltd.                                                  156,000             768,239
               Japan Steel Works, Ltd.                                                      594,000           1,199,679
         * #   Japan Storage Battery Co., Ltd.                                              181,000             368,815
           #   Japan Transcity Corp.                                                        287,000           1,106,054
               Japan Vilene Co., Ltd.                                                       120,000             675,399
               Japan Wool Textile Co., Ltd.                                                 338,000           2,262,775
               Jeans Mate Corp.                                                               5,590              74,309
               JMS Co., Ltd.                                                                282,000             971,476
           #   Joban Kosan Co., Ltd.                                                        105,000             186,588
           #   J-Oil Mills, Inc.                                                            367,000           1,480,789
           #   Joshin Denki Co., Ltd.                                                       512,000           2,138,277
               JSP Corp.                                                                     25,300             254,593
               Juel Verite Ohkubo Co., Ltd                                                   50,000             123,441
         * #   Jujiya Co., Ltd.                                                             265,000             191,777
               Juntendo Co., Ltd.                                                            57,000             112,689
               K.R.S. Corp.                                                                  38,000             548,843
               Kagawa Bank, Ltd.                                                            864,000           4,899,134
               Kagoshima Bank, Ltd.                                                         559,000           4,253,562
           #   Kahma Co., Ltd.                                                              252,500           3,603,941
               Kameda Seika Co., Ltd.                                                        38,000             348,684
               Kamei Corp.                                                                  279,000           3,039,103
               Kanaden Corp.                                                                255,000           1,490,299

               Kanamoto Co., Ltd.                                                           225,000           1,405,392
               Kandenko Co., Ltd.                                                           519,000           3,052,391
               Kanto Natural Gas Development Co., Ltd.                                      399,000           2,537,988
         * #   Kanto Tsukuba Bank, Ltd.                                                     110,200             766,380
               Kasai Kogyo Co., Ltd.                                                        118,000             396,793
               Kasei (C.I.) Co., Ltd.                                                       232,000             965,984
               Katakura Chikkarin Co., Ltd.                                                 148,000             480,197
               Kato Sangyo Co., Ltd.                                                         55,000             806,215
               Kato Works Co., Ltd.                                                         437,000           1,144,391
           *   Katsumura Construction Co., Ltd.                                             208,000             209,759
               Kawada Industries, Inc.                                                      374,000             927,703
           *   Kawai Musical Instruments Manufacturing Co., Ltd.                            104,000             223,277
           *   Kawasaki Kasei Chemicals, Ltd.                                               305,000             516,377
         * #   Kawashima Textile Manufacturers, Ltd.                                        215,000             332,668
               Kawasho Gecoss Corp.                                                         223,200           1,316,598
           #   Kawasumi Laboratories, Inc.                                                  143,000             989,316
               Keihanshin Real Estate Co., Ltd.                                             182,000           1,100,958
           #   Keihin Co., Ltd.                                                             101,000             335,054
               Keiiyu Co., Ltd.                                                              66,400             778,403
         * #   Keiyo Co., Ltd.                                                              360,200           1,377,419
               Kinki Coca-Cola Bottling Co., Ltd.                                           321,000           3,390,082
               Kioritz Corp.                                                                514,000           1,405,999
               Kishu Paper Co., Ltd.                                                        634,000           1,170,514
           #   Kitagawa Iron Works Co., Ltd.                                                123,000             254,443
               Kita-Nippon Bank, Ltd.                                                        68,900           3,259,211
               Kitano Construction Corp.                                                    576,000           1,492,096
               Kitazawa Sangyo Co., Ltd.                                                    154,500             482,671
               Koa Corp.                                                                    481,600           3,807,974
               Kodensha Co., Ltd.                                                           134,000             446,387
               Koekisha Co., Ltd.                                                            45,300           1,009,339
               Koike Sanso Kogyo Co., Ltd.                                                  221,000             578,598
               Koito Industries, Ltd.                                                       291,000           1,340,211
           #   Kojima Co., Ltd.                                                             263,500           3,450,309
           *   Kokune Corp.                                                                  99,000                   0
           *   Kokusai Kogyo Co., Ltd.                                                      284,000             907,940
               Komai Tekko, Inc.                                                            261,000             857,328
               Komatsu Seiren Co., Ltd.                                                     238,000           1,250,747
               Komatsu Wall Industry Co., Ltd.                                               21,200             377,845
               Komori Corp.                                                                 153,000           2,317,350
           #   Konaka Co., Ltd.                                                             195,490           2,454,707
               Kondotec, Inc.                                                                35,000             299,623
               Konishi Co., Ltd.                                                            149,500           1,374,959
               Kosaido Co., Ltd.                                                            159,500           1,261,427
               Kosei Securities Co., Ltd.                                                   138,000             266,314
           #   Kumiai Chemical Industry Co., Ltd., Tokyo                                    643,000           1,483,554
               Kurabo Industries, Ltd.                                                    2,481,000           5,988,033
           #   Kurimoto, Ltd.                                                             1,166,000           3,275,336
               Kuroganeya Co., Ltd.                                                          83,000             329,751
           #   Kurosaki Harima Corp.                                                        245,000             703,508
               Kyodo Printing Co., Ltd.                                                     777,000           3,348,493
           #   Kyoei Sangyo Co., Ltd.                                                        65,000             220,251
               Kyokuto Boeki Kaisha, Ltd.                                                   200,000             607,560
           #   Kyokuto Kaihatsu Kogyo Co., Ltd.                                             237,900           2,871,745
           #   Kyosan Electric Manufacturing Co., Ltd.                                      470,000           1,617,318

               Kyowa Leather Cloth Co., Ltd.                                                179,100           1,096,223
               Kyudenko Corp.                                                               577,000           3,428,318
           *   Kyushu-Shinwa Holdings, Inc.                                               1,750,000           2,648,928
           #   Laox Co., Ltd.                                                               641,000           1,772,390
           *   Lonseal Corp.                                                                306,000             441,174
         * #   Look, Inc.                                                                   270,000             826,501
               Maeda Corp.                                                                  995,000           5,489,090
               Maeda Road Construction Co., Ltd.                                            739,000           5,192,497
               Maezawa Industries, Inc.                                                     145,600             817,662
               Maezawa Kaisei Industries Co., Ltd.                                           39,800             711,902
           #   Maezawa Kyuso Industries Co., Ltd.                                            62,900             867,784
           #   Makino Milling Machine Co., Ltd.                                              76,000             449,947
               Marubeni Construction Material Lease Co., Ltd.                                30,000              71,357
               Marubeni Infotec Corp.                                                        14,000              43,987
               Marubun Corp.                                                                211,000           1,837,372
               Marudai Food Co., Ltd.                                                     1,869,000           5,108,626
               Maruei Department Store Co., Ltd.                                            295,000             812,030
               Maruetsu, Inc.                                                               597,000           2,772,303
               Marusan Securities Co., Ltd.                                                 146,000             918,997
               Maruwa Co., Ltd.                                                              33,100             650,848
               Maruwn Corp.                                                                 216,000             816,047
               Maruyama Manufacturing Co., Inc.                                              87,000             715,619
               Maruzen Co., Ltd. - General Commercial Kitchen Appliances &
                 Equipment                                                                   20,000             120,337
               Maruzen Showa Unyu Co., Ltd.                                                 725,000           2,450,683
               Maspro Denkoh Corp.                                                          149,200           1,385,728
           #   Matsui Construction Co., Ltd.                                                227,700           1,023,717
         * #   Matsuo Bridge Co., Ltd.                                                      249,000             472,932
         * #   Meiji Machine Co., Ltd.                                                      126,000             140,429
               Meito Sangyo Co., Ltd.                                                        48,100             819,363
               Meiwa Estate Co., Ltd.                                                       293,400           3,059,495
               Meiwa Industry Co., Ltd.                                                     126,000             463,814
               Mercian Corp.                                                              1,680,000           4,703,932
               Mesco, Inc.                                                                   92,000             296,911
               Michinoku Bank, Ltd.                                                         550,000           2,550,854
               Mikuni Coca-Cola Bottling Co., Ltd.                                          376,600           3,604,948
               Mirai Group Co., Ltd.                                                        109,000             225,895
           *   Misawa Homes Holdings, Inc.                                                   12,000             425,017
               Mito Securities Co., Ltd.                                                    219,000             939,607
               Mitsuba Corp.                                                                397,000           3,414,185
         * #   Mitsubishi Cable Industries, Ltd.                                          1,022,000           1,180,483
           #   Mitsubishi Paper Mills, Ltd.                                               2,626,000           3,515,136
               Mitsubishi Pencil Co., Ltd.                                                  111,000           1,125,316
           #   Mitsubishi Shindoh Co., Ltd.                                                  53,000             123,681
               Mitsubishi Steel Manufacturing Co., Ltd.                                     209,000             418,457
               Mitsubishi Tokyo Financial Group, Inc.                                             1               4,711
               Mitsuboshi Belting, Ltd.                                                     111,000             647,342
               Mitsui Home Co., Ltd.                                                        104,000             506,013
               Mitsui Sugar Co., Ltd.                                                     1,184,000           3,286,739
               Mitsui-Soko Co., Ltd.                                                        294,000             995,414
               Mitsuuroko Co., Ltd.                                                         370,000           2,554,774
           #   Miyaji Engineering Group                                                     249,175             624,793
               Miyazaki Bank, Ltd.                                                        1,447,260           6,007,095
               Miyuki Keori Co., Ltd.                                                       273,000           1,064,053

               Mizuno Corp.                                                                 977,000           4,399,565
           #   Mori Seiki Co., Ltd.                                                         210,000           2,171,299
               Morita Corp.                                                                 130,000             767,161
               Morozoff, Ltd., Osaka                                                        328,000             731,707
               Mory Industries, Inc.                                                        136,000             458,270
               MOS Food Services, Inc.                                                       80,000           1,169,604
           #   MR Max Corp.                                                                 279,100           1,023,137
           *   Mutoh Industries, Ltd.                                                       292,000             634,872
               Mutow Co., Ltd.                                                              187,500             883,469
               Myojo Foods Co., Ltd.                                                         67,000             419,942
               Nagano Bank, Ltd.                                                            982,000           3,022,804
               Nagase & Co., Ltd.                                                           284,000           2,772,725
           *   Naigai Co., Ltd.                                                             696,000             823,188
               Nakabayashi Co., Ltd.                                                        228,000             642,280
           *   Nakamichi Corp.                                                               96,000                   0
               Nakamuraya Co., Ltd.                                                           4,000              14,739
           *   Nakano Corp.                                                                  78,500             172,537
               Nakayama Steel Works, Ltd.                                                   351,000           1,374,348
               Nakayo Telecommunications, Inc.                                               46,000             240,764
               Nanto Bank, Ltd.                                                             225,000           1,154,991
               NEC System Integration & Construction, Ltd.                                  374,700           3,359,904
           #   Neturen Co., Ltd., Tokyo                                                     320,000           2,267,482
           *   Nice Corp.                                                                    99,000             299,831
           #   Nichia Steel Works, Ltd.                                                     316,200           1,512,112
               Nichiban Co., Ltd.                                                           214,000             836,506
           #   Nichimo Co., Ltd.                                                            337,000             896,411
           *   Nichimo Corp.                                                                182,000             237,254
               Nichireki Co., Ltd.                                                          215,000             822,466
               Nihon Dempa Kogyo Co., Ltd.                                                   35,500             833,401
               Nihon Kagaku Sangyo Co., Ltd.                                                141,000             808,178
               Nihon Matai Co., Ltd.                                                        269,000             636,174
               Nihon Nohyaku Co., Ltd.                                                      475,000           1,186,586
               Nihon Shokuh Kako Co., Ltd.                                                  210,000             694,750
               Nihon Tokushu Toryo Co., Ltd.                                                 60,000             399,684
               Nikko Co., Ltd., Akashi                                                      314,000           1,168,598
               Nikko Travel Co., Ltd.                                                        12,600              66,808
               Nippei Toyama Corp.                                                          236,000             642,172
               Nippo Corp.                                                                  660,000           4,408,630
               Nippon Beet Sugar Manufacturing Co., Ltd.                                  1,833,000           4,065,921
               Nippon Broadcasting System, Inc.                                               4,400             257,180
               Nippon Carbon Co., Ltd.                                                       54,000              95,315
           #   Nippon Chemical Industrial Co., Ltd.                                         104,000             324,760
               Nippon Chemi-Con Corp.                                                       131,000             816,721
           #   Nippon Chutetsukan KK                                                        155,000             347,762
           #   Nippon Concrete Industries Co., Ltd.                                         188,000             609,775
         * #   Nippon Conveyor Co., Ltd.                                                    129,000             164,991
               Nippon Densetsu Kogyo Co., Ltd.                                              569,000           3,375,468
               Nippon Denwa Shisetu Co., Ltd.                                               452,000           1,637,650
               Nippon Felt Co., Ltd.                                                         63,000             311,710
               Nippon Fine Chemical Co., Ltd.                                               204,000           1,158,264
               Nippon Formula Feed Manufacturing Co., Ltd.                                   35,000              59,969
           #   Nippon Hume Corp.                                                            200,000             599,467
               Nippon Kinzoku Co., Ltd.                                                      57,000             119,887
           #   Nippon Koei Co., Ltd., Tokyo                                                 710,000           2,392,504

               Nippon Konpo Unyu Soko Co., Ltd.                                             250,000           2,632,595
         * #   Nippon Koshuha Steel Co., Ltd.                                               204,000             279,662
               Nippon Pigment Co., Ltd.                                                      35,000             156,676
               Nippon Piston Ring Co., Ltd.                                                 151,000             345,549
               Nippon Road Co., Ltd.                                                        697,000           1,581,286
               Nippon Seisen Co., Ltd.                                                       60,000             217,916
           #   Nippon Sharyo, Ltd.                                                        1,354,000           3,255,552
               Nippon Shinpan Co., Ltd.                                                     591,000           2,878,167
               Nippon Shinyaku Co., Ltd.                                                    372,000           2,980,519
           #   Nippon Signal Co., Ltd.                                                       69,000             400,502
           #   Nippon Soda Co., Ltd.                                                      1,527,000           4,916,207
           #   Nippon Synthetic Chemical Industry Co., Ltd.                                 856,000           2,295,274
               Nippon Systemware Co., Ltd.                                                  109,300             765,219
               Nippon Tungsten Co., Ltd.                                                    193,000             497,193
               Nippon Yakin Kogyo Co., Ltd.                                                  15,000              58,358
           #   Nishimatsu Construction Co., Ltd.                                            387,000           1,304,893
               Nishishiba Electric Co., Ltd.                                                 96,000             178,785
               Nissei Plastic Industrial Co., Ltd.                                          165,000           1,190,632
           *   Nisseki House Industry Co., Ltd.                                             180,000                   0
           #   Nisshin Fire & Marine Insurance Co., Ltd.                                    271,000           1,007,227
           #   Nisshin Fudosan Co., Ltd.                                                    118,600           1,440,001
               Nisshinbo Industries, Inc.                                                   227,000           1,741,614
               Nissho Electronics Corp.                                                     113,300             863,596
               Nissin Corp.                                                                 213,000             648,477
               Nissin Electric Co., Ltd.                                                    398,000           1,293,564
               Nissin Sugar Manufacturing Co., Ltd.                                         460,000             989,031
           #   Nissui Pharmaceutical Co., Ltd.                                              155,000             973,223
               Nittan Co., Ltd.                                                             107,000             370,071
               Nittan Valve Co., Ltd.                                                        70,000             549,685
               Nittetsu Mining Co., Ltd.                                                    727,000           2,923,219
               Nitto Boseki Co., Ltd.                                                     1,999,000           4,051,824
               Nitto Electric Works, Ltd.                                                    54,200             616,348
               Nitto FC Co., Ltd.                                                           207,000           1,291,584
               Nitto Flour Milling Co., Ltd.                                                273,000             800,566
               Nitto Seiko Co., Ltd.                                                         54,000             154,983
           *   Nittoc Construction Co., Ltd.                                                106,000             211,815
               Noda Corp.                                                                   135,500             898,225
               Nohmi Bosai, Ltd.                                                            313,000           1,613,981
           #   Nomura Co., Ltd.                                                             140,000             563,532
           #   Noritsu Koki Co., Ltd.                                                       162,100           3,356,179
               Noritz Corp.                                                                  73,000           1,146,873
           #   Obayashi Road Corp.                                                          346,000             782,065
               Odakyu Construction Co., Ltd.                                                 40,000             108,490
           *   Ohki Corp.                                                                   128,000                   0
               Oie Sangyo Co., Ltd.                                                          12,700             103,420
               Oita Bank, Ltd.                                                              898,000           5,810,033
           #   Okabe Co., Ltd.                                                              174,000           1,150,250
               Oki Electric Cable Co., Ltd.                                                  87,000             377,822
         * #   OKK Corp.                                                                    149,000             278,609
           #   Okuma and Howa Machinery, Ltd.                                               164,000             539,782
               Okumura Corp.                                                                479,000           2,579,858
               Okura Industrial Co., Ltd.                                                   164,000           1,032,316
               Olympic Corp.                                                                151,700           1,686,593
           #   O-M, Ltd.                                                                     36,000              84,765

           *   Omikenshi Co., Ltd.                                                          449,000             461,939
               Oriental Construction Co., Ltd.                                              208,200             953,073
               Original Engineering Consultants Co., Ltd.                                    55,500             249,986
               Osaka Securities Finance Co., Ltd.                                            85,000             323,026
           #   Osaka Steel Co., Ltd.                                                        432,600           5,334,988
               Oyo Corp.                                                                    217,100           2,463,440
               P.S. Mitsubishi Construction Co., Ltd.                                       230,800             913,253
           #   Pacific Industrial Co., Ltd.                                                 277,000           1,319,604
           #   PanaHome Corp.                                                               364,000           1,900,925
               Parco Co., Ltd.                                                              121,000             761,392
               Piolax, Inc.                                                                 102,300           2,152,403
               Pocket Card Co., Ltd.                                                         11,600             239,869
               Pokka Corp.                                                                  256,000           1,361,381
               Posful Corp.                                                                 176,800             944,151
               Raito Kogyo Co., Ltd.                                                        509,100           1,951,260
               Rengo Co., Ltd.                                                              135,000             697,731
           *   Renown D'urban Holdings, Inc.                                                371,760           3,288,873
               Rheon Automatic Machinery Co., Ltd.                                          197,000             666,482
               Rhythm Watch Co., Ltd.                                                       208,000             426,179
               Ricoh Elemex Corp.                                                           183,000           1,338,439
               Rikei Corp.                                                                  105,500             295,925
               Riken Electric Wire Co., Ltd.                                                 25,000              44,027
               Riken Technos Corp.                                                          298,000           1,170,207
               Riken Vitamin Co., Ltd.                                                       51,000           1,401,936
               Roland Corp.                                                                  59,200           1,010,431
               Royal Co., Ltd.                                                               68,000             811,183
               Ryoden Trading Co., Ltd.                                                     376,000           2,452,063
               Ryosan Co., Ltd.                                                             209,500           5,110,200
           #   Ryoyo Electro Corp.                                                          296,100           4,803,039
               S Foods, Inc.                                                                 56,500             413,308
               Sagami Co., Ltd.                                                             280,000           1,069,853
               Sakai Chemical Industry Co., Ltd.                                            852,000           3,687,516
           #   Sakai Heavy Industries, Ltd.                                                 295,000             749,036
           #   Sakata Seed Corp.                                                            500,100           6,619,919
           *   Sakurada Co., Ltd.                                                            36,000              55,205
               Sala Corp.                                                                   121,000             584,296
               San In Godo Bank, Ltd.                                                       347,000           3,313,320
               San-Ai Oil Co., Ltd.                                                         771,000           3,589,351
           #   Sanix, Inc.                                                                  151,500           1,556,968
           #   Sankei Building Co., Ltd.                                                    486,000           3,470,805
               Sanki Engineering Co., Ltd.                                                  715,000           5,069,530
               Sanko Co., Ltd.                                                               62,000             443,187
               Sanko Metal Industrial Co., Ltd., Tokyo                                       85,000             176,822
               Sankyo Seiko Co., Ltd.                                                       346,000           1,476,020
               Sanoh Industrial Co., Ltd.                                                   110,000             748,350
               Sanritsu Corp.                                                                38,700             389,939
               Sanshin Electronics Co., Ltd.                                                289,000           2,509,225
           *   Sansui Electric Co., Ltd.                                                    232,000              44,711
           #   Sanyo Denki Co., Ltd.                                                        189,000             915,658
               Sanyo Engineering & Construction, Inc.                                       167,000             937,298
               Sanyo Industries, Ltd., Tokyo                                                159,000             425,238
           #   Sanyo Special Steel Co., Ltd.                                              1,454,000           4,509,421
           *   Sata Construction Co., Ltd., Gumma                                           106,000             128,058
               Sato Shoji Corp.                                                              83,000             693,561

               Satori Electric Co., Ltd.                                                     31,560             410,182
               Seibu Electric Industry Co., Ltd.                                            158,000             859,779
               Seika Corp.                                                                   75,000             161,959
           *   Seikitokyu Kogyo Co., Ltd.                                                   458,000             528,187
               Sekisui Jushi Co., Ltd.                                                      412,000           2,650,600
               Sekisui Plastics Co., Ltd.                                                   684,000           2,425,787
               Sekonic Corp.                                                                100,000             244,374
               Senko Co., Ltd.                                                              180,000             623,417
               Senshukai Co., Ltd.                                                          149,000           1,270,343
               Shaddy Co., Ltd.                                                             136,600           1,362,613
           #   Shibusawa Warehouse Co., Ltd.                                                563,000           1,570,425
               Shibuya Kogyo Co., Ltd.                                                       60,100             510,049
               Shiga Bank, Ltd.                                                             246,000           1,521,673
           *   Shikibo, Ltd.                                                                941,000           1,188,370
               Shikoku Coca-Cola Bottling Co., Ltd.                                         246,100           3,594,995
               Shimizu Bank, Ltd.                                                            93,100           4,638,043
               Shin Nippon Air Technologies Co., Ltd.                                       186,920           1,299,091
               Shinagawa Refractories Co., Ltd.                                             337,000           1,067,336
           #   Shindengen Electric Manufacturing Co., Ltd.                                  600,000           1,975,550
               Shinki Co., Ltd.                                                             261,200           2,367,993
           #   Shinko Shoji Co., Ltd.                                                       169,000           1,422,909
               Shinmaywa Industries, Ltd.                                                 1,092,000           5,411,097
           *   Shiraishi Corp.                                                              142,000             253,899
               Shizuki Electric Co., Inc.                                                    62,000             166,312
         * #   Sho-Bond Corp.                                                               242,700           1,884,217
               Shobunsha Publications, Inc.                                                 138,800           1,789,166
               Shoei Foods Corp.                                                            145,000           1,071,272
               Showa Aircraft Industry Co., Ltd.                                            147,000           1,515,049
           #   Showa Electric Wire & Cable Co., Ltd., Kawasaki                            2,195,000           2,734,781
               Showa Highpolymer Co., Ltd.                                                  403,000           1,221,879
               Showa Sangyo Co., Ltd.                                                       146,000             414,412
               Showa Tansan Co., Ltd.                                                       172,000             608,589
               Silver Ox Inc.                                                               147,000             325,309
           #   Simree Co., Ltd.                                                              68,600             460,184
               Sinanen Co., Ltd.                                                            645,000           3,312,091
               Sintokogio, Ltd., Nagoya                                                     349,000           2,622,120
               Snow Brand Seed Co., Ltd.                                                    127,000             641,141
           #   SNT Corp.                                                                    232,700           1,081,672
               Soda Nikka Co., Ltd.                                                         170,000             562,261
           *   Sofmap Co., Ltd.                                                              83,200             352,137
               Software Research Associates, Inc.                                            15,500             301,579
               Sokkisha Co., Ltd.                                                            90,000             276,944
               Somar Corp.                                                                  146,000             569,424
               Sonton Food Industry Co., Ltd.                                                81,000             862,731
           #   Sotoh Co., Ltd.                                                               26,000             451,015
           #   Space Co., Ltd.                                                               31,440             382,593
               Starzen Corp.                                                                122,000             374,927
               Subaru Enterprise Co., Ltd.                                                  183,000             633,097
           #   Sugimoto & Co., Ltd.                                                          52,900             702,057
               Suminoe Textile Co., Ltd.                                                    563,000           1,188,444
               Sumitomo Densetsu Co., Ltd.                                                  260,300           1,036,343
               Sumitomo Osaka Cement Co., Ltd.                                              845,000           2,029,372
               Sumitomo Pipe & Tube Co., Ltd.                                               244,000           1,105,803
               Sumitomo Precision Products Co., Ltd., Amagasaki City                        280,000           1,084,081

               Sumitomo Seika Chemicals Co., Ltd.                                            10,000              29,094
           #   Sumitomo Warehouse Co., Ltd.                                                 846,000           4,327,085
               Sun Wave Corp.                                                               375,000           1,164,843
               SunTelephone Co., Ltd.                                                       295,000           2,355,261
           *   Suzutan Co., Ltd.                                                             11,200              64,463
           *   SXL Corp.                                                                    589,000             728,955
               Tabai Espec Corp.                                                             22,000             229,859
               Tachikawa Corp.                                                              150,200           1,079,011
               Tachi-S Co., Ltd.                                                            129,610           1,343,612
               Tadano, Ltd.                                                                 281,000           1,425,322
               Taihei Dengyo Kaisha, Ltd.                                                   369,000           2,085,336
           *   Taiheiyo Kouhatsu, Inc.                                                      320,000             535,191
               Taiho Kogyo Co., Ltd.                                                        216,900           2,315,350
               Taikisha, Ltd.                                                                60,000             785,828
               Taisei Rotec Corp.                                                           642,000           1,295,277
               Takada Kiko Co., Ltd.                                                        165,000           1,051,375
               Takagi Securities Co., Ltd.                                                  370,000           1,120,423
               Takano Co., Ltd.                                                              13,900             205,390
               Takaoka Electric Manufacturing Co., Ltd., Tokyo                              117,000             231,219
           *   Taka-Q Co., Ltd.                                                              96,000             237,068
               Takara Standard Co., Ltd.                                                    319,000           2,039,550
               Takasago Thermal Engineering Co., Ltd.                                       739,000           5,209,192
               Takigami Steel Construction Co., Ltd.                                        197,000           1,453,081
           #   Takiron Co., Ltd.                                                            199,000             872,085
               Takuma Co., Ltd.                                                             173,000           1,199,801
               Tamura Corp.                                                                 693,000           2,652,134
               Tanseisha Co., Ltd.                                                           65,000             250,566
           #   Tasaki Shinju Co., Ltd.                                                      275,000           1,129,070
               Tatsuta Electric Wire & Cable Co., Ltd.                                      546,000           1,169,087
               Tayca Corp.                                                                  342,000             963,168
         * #   Teac Corp.                                                                   710,000           1,033,105
               Techno Ryowa, Ltd.                                                           148,500             996,728
               Teikoku Hormone Manufacturing Co., Ltd.                                      180,000           1,732,465
               Teikoku Tsushin Kogyo Co., Ltd.                                              199,000             834,300
               Tekken Corp.                                                               1,363,000           2,492,044
               Ten Allied Co., Ltd.                                                         194,800             786,013
               Tenma Corp.                                                                  261,700           4,967,640
               Teraoka Seisakusho Co., Ltd.                                                  94,900             854,032
           #   Tetra Co., Ltd., Tokyo                                                       116,000             426,775
               The Daito Bank, Ltd.                                                          58,000              91,891
               The Nisshin Oillio Group, Ltd.                                               520,000           2,936,506
           #   Tigers Polymer Corp.                                                         159,000             899,438
         * #   Titan Kogyo KK                                                               196,000             395,558
               Toa Corp.                                                                  1,216,000           2,285,112
           #   Toa Doro Kogyo Co., Ltd.                                                     320,000           1,025,353
           *   Toabo Corp.                                                                  134,000             140,746
               Toagosei Co., Ltd.                                                           419,693           1,716,331
               TOC Co., Ltd.                                                                117,000             449,251
           *   TOC Co., Ltd. Issue 05                                                       122,850             471,713
               Tochigi Bank, Ltd.                                                         1,080,000           6,646,269
               Toda Corp.                                                                   976,000           3,988,395
           #   Toda Kogyo Corp.                                                             307,000           1,178,334
               Todentu Corp.                                                                274,000             780,862
               Toenec Corp.                                                                 863,000           3,642,430

               Tohcello Co., Ltd.                                                            92,000             522,410
               Toho Bank, Ltd.                                                              169,000             692,169
           #   Toho Real Estate Co., Ltd.                                                   451,000           2,029,327
               Toho Zinc Co., Ltd.                                                          111,000             267,758
           #   Tohoku Bank, Ltd.                                                             76,000             200,636
           *   Tohoku Misawa Homes Co., Ltd.                                                127,900             385,041
               Tohoku Pioneer Corp.                                                         189,300           2,399,209
               Tohoku Telecommunications Construction Co., Ltd.                              55,000             425,014
         * #   Tohto Suisan Co., Ltd.                                                       117,000             407,518
           #   Tokai Carbon Co., Ltd.                                                       301,000           1,271,331
           *   Tokai Kanko Co., Ltd.                                                        141,000              49,176
               Tokai Konetsu Kogyo Co., Ltd.                                                 29,000             113,557
           *   Tokai Lease Co., Ltd.                                                        181,000             477,831
               Tokai Senko KK, Nagoya                                                       118,000             260,074
               Tokai Tokyo Securities Co., Ltd.                                             436,000           1,283,919
           #   Toko Electric Corp.                                                          131,000             556,763
               Toko, Inc.                                                                 1,021,000           2,777,529
               Tokushima Bank, Ltd.                                                          62,000             520,528
               Tokushu Paper Manufacturing Co., Ltd.                                        366,000           1,727,284
               Tokyo Biso Kogyo Corp.                                                        46,000             589,226
               Tokyo Denpa Co., Ltd.                                                          3,500              44,473
               Tokyo Dome Corp.                                                             838,000           4,558,976
               Tokyo Energy & Systems, Inc.                                                 293,000           1,583,283
               Tokyo Rope Manufacturing Co., Ltd.                                         1,205,000           2,173,536
               Tokyo Sangyo Co., Ltd.                                                       213,500             751,897
               Tokyo Soir Co., Ltd.                                                         135,000             565,851
               Tokyo Style Co., Ltd.                                                         30,000             305,190
               Tokyo Theatres Co., Inc., Tokyo                                               11,000              23,307
               Tokyu Recreation Corp.                                                       208,000           1,187,340
               Tokyu Store Chain Corp.                                                      110,000             518,406
               Toli Corp.                                                                   494,000           1,436,181
               Tomato Bank, Ltd.                                                            406,000             940,046
               Tomoe Corp.                                                                  113,000             412,122
               Tomoku Co., Ltd.                                                             383,000           1,019,089
           #   Tonami Transportation Co., Ltd.                                            1,012,000           3,428,927
               Topre Corp.                                                                  110,000             828,410
               Torigoe Co., Ltd.                                                             78,000             536,019
           #   Torishima Pump Manufacturing Co., Ltd., Osaka                                207,000           1,275,447
               Toshiba Plant Kensetsu Co., Ltd.                                             256,000           1,111,744
               Tosho Printing Co., Ltd.                                                     451,000           1,627,723
               Totenko Co., Ltd.                                                            185,000             473,924
               Totetsu Kogyo Co., Ltd.                                                      263,000           1,244,764
           *   Totoku Electric Co., Ltd., Tokyo                                             199,000             403,974
               Tottori Bank, Ltd.                                                            13,000              41,304
         * #   Towa Real Estate Development Co., Ltd.                                       123,500             414,508
               Toyo Bussan Co., Ltd.                                                        130,800           1,319,293
           *   Toyo Communication Equipment Co., Ltd.                                        77,000             312,277
           #   Toyo Electric Co., Ltd.                                                       41,000             157,675
               Toyo Ink Manufacturing Co., Ltd.                                             221,000             858,970
           *   Toyo Kanetsu KK                                                              240,000             344,565
           #   Toyo Kohan Co., Ltd.                                                         877,000           4,087,647
           #   Toyo Wharf & Warehouse Co., Ltd.                                             573,000           1,193,485
               Toyoda Machine Works, Ltd.                                                   351,000           3,390,072
               Tsubakimoto Kogyo Co., Ltd.                                                   15,000              48,722

           #   Tsudakoma Corp.                                                              503,000           1,382,549
               Tsukamoto Co., Ltd.                                                           49,000              94,017
           #   Tsukishima Kikai Co., Ltd.                                                   297,000           2,500,460
               Tsurumi Manufacturing Co., Ltd.                                              207,000           1,772,102
               Tsutsumi Jewelry Co., Ltd.                                                    44,800           1,191,396
               Tsutsunaka Plastic Industry Co., Ltd.                                        352,958           1,633,368
               Tsuzuki Denki Co., Ltd.                                                      172,000             662,987
           #   Tsuzuki Densan Co., Ltd.                                                      75,700             431,298
               TYK Corp.                                                                    310,000             833,033
               U.Store Co., Ltd.                                                            131,900           1,238,755
               Ube Material Industries, Ltd.                                                198,000             514,442
               Uchida Yoko Co., Ltd.                                                        533,000           2,233,156
               Ueki Corp.                                                                   234,000             583,873
               U-Shin, Ltd.                                                                 169,000           1,595,067
               Vital-Net, Inc.                                                               44,700             334,954
           #   Wakachiku Construction Co., Ltd.                                             459,000             891,883
               Wakodo Co., Ltd.                                                               5,200             151,385
           *   Wondertable, Ltd.                                                             78,000             101,363
               Yahagi Construction Co., Ltd.                                                 41,000             162,199
               Yamagata Bank, Ltd.                                                        1,106,000           5,254,334
               Yamaichi Electronics Co., Ltd.                                                56,600             690,753
               Yamamura Glass Co., Ltd.                                                   1,003,000           2,692,795
               Yamanashi Chuo Bank, Ltd.                                                    361,000           2,166,976
               Yamatake Corp.                                                               265,400           4,378,939
               Yamatane Corp.                                                               132,000             315,122
           #   Yamato Corp.                                                                  58,000             265,945
               Yamato International, Inc.                                                    72,000             397,078
               Yamato Kogyo Co., Ltd.                                                        96,000           1,100,029
               Yamaura Corp.                                                                127,500             324,640
           #   Yasuda Warehouse Co., Ltd.                                                   163,700           1,131,683
               Ye Data, Inc.                                                                 34,000              96,431
           #   Yellow Hat, Ltd., Tokyo                                                      170,500           1,445,415
               Yodogawa Steel Works, Ltd.                                                   869,000           4,587,727
               Yokogawa Bridge Corp.                                                        361,000           2,180,686
           #   Yokohama Reito Co., Ltd.                                                     387,000           2,969,575
               Yondenko Corp.                                                               283,650           1,564,193
               Yonex Co., Ltd.                                                              144,000           1,484,155
               Yorozu Corp.                                                                  54,200             486,871
               Yuasa Funashoku Co., Ltd.                                                    362,000             844,446
               Yuken Kogyo Co., Ltd.                                                         55,000             156,127
               Yuki Gosei Kogyo Co., Ltd.                                                   156,000             553,024
               Yuraku Real Estate Co., Ltd.                                                 351,000           1,515,388
               Yurtec Corp.                                                                 707,000           3,895,120
               Yushiro Chemical Industry Co., Ltd.                                           15,000             282,754
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $786,790,019)                                                                                    923,663,430
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Japanese Yen                                                                                     688,786
                                                                                                       ----------------
     (Cost $692,386)
     TOTAL -- JAPAN
     (Cost $787,482,405)                                                                                    924,352,216
                                                                                                       ----------------

     UNITED KINGDOM -- (18.9%)
     COMMON STOCKS -- (18.3%)
               4imprint P.L.C.                                                              194,691             751,443
               600 Group P.L.C.                                                             556,625             720,827
               Abbeycrest P.L.C.                                                            114,547              98,809
               Aberdeen Asset Management P.L.C.                                           1,811,232           3,864,690
               Acal P.L.C.                                                                  258,896           1,487,347
               AGA Food Service Group P.L.C.                                              1,940,095          10,752,047
           *   Airflow Streamlines P.L.C.                                                    19,305              20,521
               Airsprung Furniture Group P.L.C.                                              20,586               8,244
               Alexandra P.L.C.                                                             332,427             736,715
               Alphameric P.L.C.                                                          1,136,368           1,631,807
               Alumasc Group P.L.C.                                                         342,917             984,102
           *   Amberley Group P.L.C.                                                         71,000              14,193
           *   Anglo Eastern Plantations P.L.C.                                             214,043             717,088
               Anglo Pacific Group P.L.C.                                                   497,334             862,149
           *   Anite Group P.L.C.                                                           656,160             752,472
           *   API Group P.L.C.                                                             335,850             834,026
           *   Applied Optical Technologies P.L.C.                                          546,366             296,311
           *   ARC International P.L.C.                                                   1,738,849           1,147,761
               Arena Leisure P.L.C.                                                         645,000             455,219
           *   Argonaut Games, Ltd.                                                         493,000              27,995
               Armour Group P.L.C.                                                          225,000             231,656
               Arriva P.L.C.                                                                112,920           1,092,079
           *   Ashtead Group P.L.C.                                                       2,183,506           3,542,218
               Ashtenne Holdings P.L.C.                                                     213,611           1,261,548
           *   Aston Villa P.L.C.                                                            15,100             101,153
               Atrium Underwriting P.L.C.                                                   373,468           1,458,566
               Austin Reed Group P.L.C.                                                     178,581             386,635
               Autologic Holdings P.L.C.                                                    373,697           1,256,578
               Avesco P.L.C.                                                                 56,789             103,143
               Aviva P.L.C.                                                                 153,834           1,721,134
               Avon Rubber P.L.C.                                                           273,244           1,022,807
               Baggeridge Brick P.L.C.                                                      349,384           1,145,664
           *   Baltimore Technologies P.L.C.                                                  2,814              88,115
               Beale P.L.C.                                                                  96,298             120,984
               Beattie (James) P.L.C.                                                       438,830             888,905
           *   Bede P.L.C.                                                                  283,000             176,240
               Belhaven Brewery Group P.L.C.                                                 33,181             291,710
               Bellway P.L.C.                                                               150,000           2,322,172
           *   Berkeley Technology, Ltd.                                                    222,520              35,225
           *   Biocompatibles International P.L.C.                                          406,430           1,424,249
               Bizspace P.L.C.                                                               34,782              34,790
               Black Arrow Group P.L.C.                                                      35,000              44,454
               Blacks Leisure Group P.L.C.                                                    5,018              38,504
               Body Shop International P.L.C.                                                 4,923              19,691
               Bodycote International P.L.C.                                              3,929,685          11,847,616
               Boot (Henry) P.L.C.                                                          173,704           1,613,299
               Bovis Homes Group P.L.C.                                                   1,036,344          12,882,584
               Brammer P.L.C.                                                               242,432             676,574
               Brewin Dolphin Holdings P.L.C.                                               272,000             535,508
               Bristol Water Group P.L.C.                                                   148,168           1,840,390

               Britannic P.L.C.                                                           1,034,026           9,597,002
               British Polythene Industries P.L.C.                                          255,166           1,724,192
               British Vita P.L.C.                                                        2,043,236          13,264,914
               Brown (N) Group P.L.C.                                                     3,579,315           8,733,720
               BSS Group P.L.C.                                                              83,203           1,720,793
           *   BTG P.L.C.                                                                   239,400             612,156
               Caffyns P.L.C.                                                                21,866             308,902
           *   Cambridge Antibody Technology Group P.L.C.                                   122,700           1,359,348
           *   Cape P.L.C.                                                                  237,482             567,869
               Capital & Regional P.L.C.                                                  1,021,420          14,464,979
           *   Carbo P.L.C.                                                                  34,200               3,418
               Carclo P.L.C.                                                                501,604             559,365
               Carr's Milling Industries P.L.C.                                              71,801             719,614
               Castings P.L.C.                                                              354,985           1,266,132
               Chapelthorpe P.L.C.                                                        1,312,145             381,427
               Character Group P.L.C.                                                        50,000              33,288
           *   Chorion P.L.C.                                                                 2,920              16,281
               Churchill China P.L.C.                                                        53,181             169,747
           *   City of London Group P.L.C.                                                   34,000              27,153
               Clinton Cards P.L.C.                                                         292,245             458,455
           *   CLS Holdings P.L.C.                                                          722,839           6,056,120
               Colefax Group P.L.C.                                                          96,000             159,328
         * #   Colt Telecom Group P.L.C.                                                  4,189,044           3,955,864
               Communisis P.L.C.                                                          1,410,149           2,711,469
               Compel Group P.L.C.                                                          227,198             375,676
               Computacenter P.L.C.                                                         148,210             667,295
           *   Cookson Group P.L.C.                                                         454,578           2,684,537
               Coral Products P.L.C.                                                        102,000              46,752
           *   Corporate Services Group P.L.C.                                            1,423,456             220,888
               Cosalt P.L.C.                                                                124,168             723,268
           *   Courts P.L.C.                                                                381,726              93,640
               Cox Insurance Holdings P.L.C.                                              1,245,190           2,094,565
           *   Cradley Group Holdings P.L.C.                                                 38,466               6,291
           *   Creightons P.L.C.                                                            250,000              16,977
               Crest Nicholson P.L.C.                                                       650,741           4,523,013
               Creston P.L.C.                                                                40,400              98,780
               Cropper (James) P.L.C.                                                        38,601             150,711
               Daejan Holdings P.L.C.                                                       131,640           6,666,190
           *   Dana Petroleum P.L.C.                                                        448,349           4,186,941
               Dart Group P.L.C.                                                            229,376           1,295,703
           *   Dawson International P.L.C.                                                  502,194              88,824
               De Vere Group P.L.C.                                                         939,772           9,110,866
               Delta P.L.C.                                                               1,282,942           2,768,649
               Derwent Valley Holdings P.L.C.                                               724,091          15,108,948
               Development Securities P.L.C.                                                398,531           3,428,075
           *   Dimension Data Holdings P.L.C.                                             2,992,147           1,772,690
               Diploma P.L.C.                                                                70,000             863,284
           *   Dowding & Mills P.L.C.                                                       862,770             282,879
               DRS Data & Research Services P.L.C.                                           51,000              29,632
               DTZ Holdings P.L.C.                                                          113,023             447,293
               Dyson Group P.L.C.                                                           150,000             968,274
               East Surrey Holdings P.L.C.                                                  445,684           4,299,339
           *   Easyjet P.L.C.                                                             2,217,691           9,083,615
           *   Easynet Group P.L.C.                                                          71,000              99,415

               Eleco P.L.C.                                                                  68,900              41,457
               Electronic Data Processing P.L.C.                                            271,803             379,433
           *   Elementis P.L.C.                                                           4,230,532           3,621,780
           *   Emerald Energy P.L.C.                                                         74,090             205,120
           *   Emess P.L.C.                                                               2,282,539             309,733
               Ennstone P.L.C.                                                            1,590,697           1,234,309
           *   Enodis P.L.C.                                                                718,000           1,434,309
           *   Entertainment Rights P.L.C.                                                2,797,560           1,348,392
               Erinaceous Group P.L.C.                                                      371,424           1,806,131
           *   Eurodis Electron P.L.C.                                                    2,531,550              53,779
           *   European Colour P.L.C.                                                       185,000              54,675
               European Motor Holdings P.L.C.                                               271,675           1,210,783
               Fenner P.L.C.                                                                272,000             590,918
           *   Ferguson International Holdings P.L.C.                                        88,836              38,742
               Ferraris Group P.L.C.                                                        493,846             814,100
           *   Fibernet Group P.L.C.                                                        604,346             954,638
           *   FII Group P.L.C.                                                             104,900              12,866
               Filtronic P.L.C.                                                             525,936           1,887,282
           *   Financial Objects P.L.C.                                                     139,000             109,794
               First Technology P.L.C.                                                      555,824           2,922,070
               Fisher (James) & Sons P.L.C.                                                 255,000           1,434,147
               FKI P.L.C.                                                                   667,689           1,171,684
           *   Fortress Holdings P.L.C.                                                     200,000               9,994
               Freeport P.L.C.                                                              432,204           3,276,068
               Fuller, Smith & Turner P.L.C. Series A                                       103,102           1,689,203
               Fulmar P.L.C.                                                                107,500             196,250
               Future Network P.L.C.                                                        669,770           1,052,575
               Galliford Try P.L.C.                                                         646,740             675,859
               Game Group P.L.C.                                                          2,741,194           4,019,677
           *   Garton Engineering P.L.C.                                                      6,000                   0
           *   Gaskell P.L.C.                                                                40,000               1,817
               GB Group P.L.C.                                                              707,131             512,718
           *   Georgica P.L.C.                                                              124,719             180,419
               Get Group P.L.C.                                                              25,000              70,339
           *   Gladstone P.L.C.                                                             158,000              64,702
               Gleeson (M.J.) Group P.L.C.                                                  439,381           2,577,724
           *   Global Natural Energy P.L.C.                                                  60,517             152,392
               Goodwin P.L.C.                                                                 5,000              33,556
               Great Portland Estates P.L.C.                                              1,865,906          12,215,727
               Greene King P.L.C.                                                           274,505           6,146,639
           *   Greenwich Resources P.L.C.                                                   312,000              15,738
               Guiness Peat Group P.L.C.                                                    583,167             741,393
           *   Gyrus Group P.L.C.                                                           851,382           4,053,314
               Halstead (James) Group P.L.C.                                                 79,267             775,570
           *   Hampson Industries P.L.C.                                                    481,250             217,869
           *   Hampton Trust P.L.C.                                                         200,491               5,009
               Hardy Underwriting Group P.L.C.                                              212,395             824,370
               Hardys & Hansons P.L.C.                                                      204,374           2,391,905
           *   Harvey Nash Group P.L.C.                                                     150,000             145,713
           *   Hawtin P.L.C.                                                                150,000              32,062
               Haynes Publishing Group P.L.C.                                                25,591             173,165
               Helical Bar P.L.C.                                                           135,403           3,269,592
           *   Heywood Williams Group P.L.C.                                                885,102           1,497,514
           *   Highbury House Communications P.L.C.                                       2,726,216              99,319

               Highway Insurance Holdings P.L.C.                                          1,815,945           1,387,492
               Hill & Smith Holdings P.L.C.                                                  74,890             236,650
               Hiscox P.L.C.                                                              4,067,983          12,400,961
               Hitachi Capital (UK) P.L.C.                                                  150,432             682,604
           *   Homestyle Group P.L.C.                                                       431,208             434,103
               House of Fraser P.L.C.                                                     1,466,915           2,637,039
               Hunting P.L.C.                                                               805,904           3,430,390
               Huntsworth P.L.C.                                                          3,710,263           1,336,652
               IFX Group P.L.C.                                                             260,579             518,570
               Infast Group P.L.C.                                                          890,722             540,368
           *   Intec Telecom Systems P.L.C.                                                 462,054             507,742
               Intelek P.L.C.                                                               555,250             106,837
               Intserve P.L.C.                                                              145,032             941,116
               Inveresk P.L.C.                                                              756,409             191,671
           *   Jarvis Porter Group P.L.C.                                                   101,000               9,635
               JJB Sports P.L.C.                                                          2,969,536           9,784,671
               JKX Oil and Gas P.L.C.                                                       581,306           1,455,212
               John David Group P.L.C.                                                       45,672             180,146
               Johnson Service Group P.L.C.                                                  37,000             313,141
           *   Kalamazoo Computer Group P.L.C.                                               12,200                 388
               KBC Advanced Technologies P.L.C.                                             574,472             391,450
           *   Kewill Systems P.L.C.                                                         60,000              70,791
               Kiln P.L.C.                                                                1,342,106           2,184,052
               Kingston Communications P.L.C.                                             2,984,965           3,669,083
           *   Knowledge Support Systems Group P.L.C.                                       136,000                   0
               Laing (John) P.L.C.                                                          166,912             746,255
               Laird Group P.L.C.                                                           216,800           1,223,126
               Lambert Howarth Group P.L.C.                                                 184,286             866,667
           *   Lamont Holdings P.L.C.                                                       100,000               1,136
           *   Laura Ashley Holdings P.L.C.                                                 517,800              96,691
               Lavendon Group P.L.C.                                                        351,347           1,244,662
           *   Leeds Group P.L.C.                                                           241,639              59,118
               Linton Park P.L.C.                                                            40,500             319,654
               Litho Supplies P.L.C.                                                        113,000             121,225
               London Merchant Securities P.L.C.                                          3,788,348          15,782,064
               Lookers P.L.C.                                                               238,524           1,344,629
               Low & Bonar P.L.C.                                                           866,657           1,755,960
               Luminar P.L.C.                                                             1,373,024          12,886,625
               Lupus Capital P.L.C.                                                       1,125,000             265,754
           *   Macfarlane Group P.L.C.                                                    1,126,324             689,721
               Macro 4 P.L.C.                                                                44,820             224,462
               Mallett P.L.C.                                                               104,602             487,485
               Management Consulting Group P.L.C.                                         1,273,000           1,047,783
               Manganese Bronze Holdings P.L.C.                                             105,064             396,566
           *   Marylebone Warwick Balfour Group P.L.C.                                      790,303           1,467,753
               Mayborn Group P.L.C.                                                          50,000             395,787
           *   Mayflower Corp. P.L.C.                                                     1,809,000                   0
               McAlpine (Alfred) P.L.C.                                                   1,223,952           7,934,293
               McCarthy & Stone P.L.C.                                                      417,189           4,320,679
               McKay Securities P.L.C.                                                      320,136           1,517,115
           *   Medical Solutions P.L.C.                                                      67,777               8,143
         * #   Medisys P.L.C.                                                               800,000              41,855
               Mersey Docks & Harbour Co. P.L.C.                                            575,409          10,080,748

               Metalrax Group P.L.C.                                                        200,000             284,098
               MFI Furniture Group P.L.C.                                                 3,768,806           7,323,982
               Mice Group P.L.C.                                                            638,401             320,357
           *   Microgen P.L.C.                                                            1,024,548           1,485,477
           *   Mid-States P.L.C.                                                             50,000              13,855
               Minerva P.L.C.                                                             1,381,242           6,488,335
           *   Molins P.L.C.                                                                101,360             257,541
           *   Montpellier Group P.L.C.                                                      14,000               7,015
           *   Morgan Crucible Company P.L.C.                                             1,758,048           5,769,463
               Morse P.L.C.                                                                 101,664             139,421
               Moss Brothers Group P.L.C.                                                   450,000             858,556
               Mothercare P.L.C.                                                            536,443           2,747,163
               Mowlem (John) & Co. P.L.C.                                                 1,607,662           5,255,138
               MS International P.L.C.                                                      119,401             172,669
               MSB International P.L.C.                                                     173,435             225,309
               MTL Instruments Group P.L.C.                                                 114,675             644,442
               Mucklow (A & J) Group P.L.C.                                                 426,765           2,779,259
           *   Music Choice Europe P.L.C.                                                   191,633              31,798
           *   MyTravel Group P.L.C. Series A                                             3,336,000             301,701
           *   Ncipher P.L.C.                                                               218,027             870,382
               Nestor Healthcare Group P.L.C.                                               953,519           2,401,629
           *   Nettec P.L.C.                                                                220,000               4,006
           *   New Avesco P.L.C.                                                             56,789             102,053
               Nichols P.L.C.                                                                48,000             166,107
           *   Noble Investments (UK) P.L.C.                                                    300                 306
               Nord Anglia Education P.L.C.                                                 277,578             579,946
               Northamber P.L.C.                                                            139,057             230,130
           *   NSB Retail P.L.C.                                                          1,895,000             878,083
           *   NXT P.L.C.                                                                    48,000              59,551
               Owen (H.R.) P.L.C.                                                           117,528             391,349
               Oxford Instruments P.L.C.                                                    269,240           1,168,313
           *   Pace Micro Technology P.L.C.                                                 616,176             680,360
               Panther Securities P.L.C.                                                     45,000             255,093
               Parity Group P.L.C.                                                          420,000              58,863
           *   Partridge Fine Arts P.L.C.                                                    33,000              38,377
               Pendragon P.L.C.                                                             237,500           1,273,996
               Penna Consulting P.L.C.                                                      121,500             273,800
           *   Pharmagene P.L.C.                                                            387,527             168,053
               PHS Group P.L.C.                                                           5,566,716           9,847,933
           *   Pilkingtons Tiles Group P.L.C.                                               170,000               9,355
               Pillar Property P.L.C.                                                       884,918          13,434,210
           *   Pittards P.L.C.                                                               39,000              14,528
               Portmeirion Group P.L.C.                                                      56,335             164,776
               Porvair P.L.C.                                                               360,390             660,253
           *   Premier Oil P.L.C.                                                           396,934           4,241,442
           *   Pressac P.L.C.                                                               429,000               5,846
               Primary Health Properties P.L.C.                                             189,960           1,018,802
           *   Probus Estates P.L.C.                                                        416,666               1,136
           *   Provalis P.L.C.                                                            2,427,440             213,436
               Psion P.L.C.                                                               3,101,744           3,454,846
           *   QA P.L.C.                                                                     80,000               4,594
           *   Quays Group P.L.C.                                                            71,000               7,741
               Quintain Estates & Development P.L.C.                                        460,887           4,534,390
               Radamec Group P.L.C.                                                          71,000              37,276

               Ransom (William) & Son P.L.C.                                                115,000              94,811
               Raven Mount P.L.C.                                                           125,337             142,591
               Redrow P.L.C.                                                                784,859           5,687,439
           *   Redstone P.L.C.                                                            3,694,516             429,522
               Reg Vardy P.L.C.                                                             514,614           4,597,316
           *   Regent Inns P.L.C.                                                         1,046,500           1,464,221
               Renold P.L.C.                                                                434,470             359,924
               Ricardo P.L.C.                                                               228,464           1,186,466
               Rowe Evans Investments P.L.C.                                                 95,900             342,214
               Roxboro Group P.L.C.                                                          60,000             433,275
               RPC Group P.L.C.                                                             355,740           1,639,454
               Rugby Estates P.L.C.                                                          78,667             446,778
               Rutland Trust P.L.C.                                                         182,210             149,039
               S & U P.L.C.                                                                   7,000              67,126
           *   Safeland P.L.C.                                                              100,000             131,925
           #   Sanctuary Group P.L.C.                                                     3,426,401           2,504,127
               Savills P.L.C.                                                                90,000           1,113,989
               Scapa Group P.L.C.                                                         1,417,496             643,002
           *   SDL P.L.C.                                                                   166,480             365,247
           *   Secure Ventures (No. 1) P.L.C.                                               250,000                   0
           *   Secure Ventures (No. 2) P.L.C.                                               250,000              11,357
           *   Secure Ventures (No. 3) P.L.C.                                               250,000                   0
           *   Secure Ventures (No. 4) P.L.C.                                               250,000              10,221
           *   Secure Ventures (No. 5) P.L.C.                                               250,000              10,221
           *   Secure Ventures (No. 6) P.L.C.                                               250,000                   0
           *   Secure Ventures (No. 7) P.L.C.                                               250,000                   0
               Senior P.L.C.                                                              3,077,419           2,251,928
           *   SFI Holdings, Ltd. Series A                                                   79,000              44,501
               Shaftesbury P.L.C.                                                         1,617,406          10,798,394
           *   Sherwood Group P.L.C.                                                        424,000              82,929
           *   Shiloh P.L.C.                                                                 25,000              45,847
           *   Simon Group P.L.C.                                                         1,145,752             934,679
               Sinclair (William) Holdings P.L.C.                                            81,940              77,636
               Singer & Friedlander Group P.L.C.                                          2,125,740          12,048,475
               Sirdar P.L.C.                                                                280,105             209,157
               Smart (J.) & Co. (Contractors) P.L.C.                                         18,263             204,091
               Smith (DS) Holdings P.L.C.                                                 4,791,223          13,421,322
               Smith (James) Estates P.L.C.                                                 104,132             872,875
               Smith (WH) P.L.C.                                                            259,297           1,685,933
           *   Soco International P.L.C.                                                      5,000              44,483
               Somerfield P.L.C.                                                          1,959,426           7,025,033
               Speedy Hire P.L.C.                                                            15,000             186,335
           *   Spirent P.L.C.                                                             1,619,709           1,363,344
               Spring Group P.L.C.                                                          200,000             319,310
               St. Ives P.L.C.                                                              664,857           4,357,337
               St. Modwen Properties P.L.C.                                                 214,000           1,620,083
               Stanley (Charles) Group P.L.C.                                               150,000             699,013
               Stanley Leisure P.L.C.                                                     1,480,991          14,669,400
           *   Sterling Publishing Group P.L.C.                                             300,000              40,751
               Stylo P.L.C.                                                                   5,293               6,308
               Swallowfield P.L.C.                                                           60,849              82,097
           *   Tadpole Technology P.L.C.                                                    296,000              27,619
           *   Tandem Group P.L.C.                                                          472,000                   0
               Taylor Woodrow P.L.C.                                                         76,520             440,494

           *   Telecity P.L.C.                                                              963,152             293,306
               Telemetrix P.L.C.                                                            143,000             225,756
           *   Telspec P.L.C.                                                               205,000              84,891
           *   Terence Chapman Group P.L.C.                                                  62,500                 360
               Tex Holdings P.L.C.                                                           11,000              21,050
               The Cardiff Property P.L.C.                                                    4,000              69,668
           *   The Innovation Group P.L.C.                                                  889,000             537,408
           *   The Television Corp. P.L.C.                                                  202,247             273,405
               Thorpe (F.W.) P.L.C.                                                          19,149             108,334
           *   Thus Group P.L.C.                                                         10,626,615           2,704,709
           *   Tinsley (Eliza) Group P.L.C.                                                 145,967              41,111
               Titon Holdings P.L.C.                                                         36,110              76,815
               Tops Estates P.L.C.                                                          275,064           2,546,450
           *   Torotrak P.L.C.                                                              167,000             202,190
           *   Tottenham Hotspur P.L.C.                                                     146,000              82,010
               Town Centre Securities (New) P.L.C.                                          433,274           2,545,394
               Trace Computers P.L.C.                                                        33,014              48,847
           *   Trafficmaster P.L.C.                                                         300,000             233,268
               Transport Development Group P.L.C.                                           949,461           3,734,324
               Treatt P.L.C.                                                                 38,663             169,546
               Trifast P.L.C.                                                                 6,000               7,878
               TT Electronics P.L.C.                                                      1,733,532           5,196,685
               U.K. Coal P.L.C.                                                             924,530           2,101,652
               UCM Group P.L.C.                                                             186,000             249,185
               Ultraframe P.L.C.                                                             24,169              20,596
               Umeco P.L.C.                                                                  96,782             833,920
               Uniq P.L.C.                                                                1,167,668           3,187,479
               Unite Group P.L.C.                                                         1,750,403           9,044,663
           *   Universal Salvage P.L.C.                                                     209,473             292,656
               Urbium P.L.C.                                                                  1,752              20,090
               Vega Group P.L.C.                                                             14,000              49,094
           *   Vernalis P.L.C.                                                              132,072             159,908
               Victoria P.L.C.                                                               52,231             196,383
               Vislink P.L.C.                                                               816,969             432,833
           *   Volex Group P.L.C.                                                           195,418             269,194
               VP P.L.C.                                                                    315,426           1,115,874
           *   VTR P.L.C.                                                                    13,000              15,713
               Wagon P.L.C.                                                                 525,653           1,592,162
               Warner Estate Holdings P.L.C.                                                395,720           4,133,686
           *   Waterdorm P.L.C.                                                              70,000                   0
               Waterman P.L.C.                                                              311,969             559,039
               Wembley P.L.C.                                                               277,102           3,900,542
               Westbury P.L.C.                                                            2,167,949          18,289,960
               Wetherspoon (J.D.) P.L.C.                                                  1,008,263           5,083,202
               Whitehead Mann Group P.L.C.                                                   22,000              14,430
               Willliam Jacks P.L.C.                                                         10,000              12,933
               Wilmington Group P.L.C.                                                      422,000           1,107,388
           *   Wilshaw P.L.C.                                                                28,000               5,249
               Wolverhampton & Dudley Breweries P.L.C.                                      822,007          16,554,053
               Woolworths Group P.L.C.                                                   11,067,763           7,038,896
               Workspace Group P.L.C.                                                     2,578,142          11,108,679
               WSP Group P.L.C.                                                             366,454           1,748,984
               Wyevale Garden Centres P.L.C.                                                625,653           5,739,163
               Wyndeham Press Group P.L.C.                                                  496,261           1,164,057
               XANSA P.L.C.                                                                 759,231           1,268,753

           *   Xenova Group P.L.C.                                                        2,170,484             171,669
           *   Yorkshire Group P.L.C.                                                       117,096              12,235
               Young & Co's Brewery P.L.C. Class A                                            8,950             294,882
               Zotefoams P.L.C.                                                             196,330             315,639
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $559,375,137)                                                                                    687,987,982
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.6%)
           *   British Pound Sterling                                                                        21,806,665
                                                                                                       ----------------
     (Cost $21,939,137)

     RIGHTS/WARRANTS -- (0.0%)
           *   Letter of Entitlements - Audemars Piguet                                      81,758                   0
           *   SFI Holdings, Ltd. Litigation Certificate                                     79,000                   0
           *   Xenova Group P.L.C. Warrants 12/31/08                                        125,718               5,425
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    5,425
                                                                                                       ----------------

     TOTAL -- UNITED KINGDOM
     (Cost $581,314,274)                                                                                    709,800,072
                                                                                                       ----------------

     AUSTRALIA -- (5.9%)
     COMMON STOCKS -- (5.8%)
               A.P. Eagers, Ltd.                                                             55,765             315,842
               ABB Grain, Ltd.                                                               88,291             393,156
           *   Adacel Technologies, Ltd.                                                    123,126              25,992
               Adelaide Brighton, Ltd.                                                    6,972,846           9,099,564
           #   Adsteam Marine, Ltd.                                                       4,008,715           6,020,656
               Adtrans Group, Ltd.                                                          103,591             288,416
               Alesco Corp., Ltd.                                                            84,679             447,550
           *   Altium, Ltd.                                                                 279,609              49,408
               Amalgamated Holdings, Ltd.                                                 1,304,047           3,989,838
               Amcom Telecommunications, Ltd.                                             3,522,859             451,300
           *   Amrad Corp., Ltd.                                                            638,574             213,824
               Ansell, Ltd.                                                                 387,110           2,683,665
               APN News & Media, Ltd.                                                       237,269             912,459
               Ariadne Australia, Ltd.                                                      369,295              94,939
           *   Atlas Pacific, Ltd.                                                          113,450              16,750
               AuIron Energy, Ltd.                                                           90,569             181,269
               Ausdrill, Ltd.                                                               646,782             348,186
               Auspine, Ltd.                                                                459,469           1,197,337
           *   Austal, Ltd.                                                                 654,587             875,773
           *   Austar United Communications, Ltd.                                         1,264,310             839,726
           #   Austereo Group, Ltd.                                                       4,432,236           5,847,172
           #   Australand Property Group                                                  2,037,335           2,168,408
               Australian Agricultural Co., Ltd.                                          2,230,297           2,539,299
               Australian Pharmaceutical Industries, Ltd.                                   849,117           1,858,953
           *   Australian Wealth Management, Ltd.                                         2,070,654           1,501,403
           *   Australian Worldwide Exploration, Ltd.                                       116,990             154,093
               Auto Group, Ltd.                                                              64,351              32,808
           #   AV Jennings Homes, Ltd.                                                    1,694,206           1,772,002

               Avatar Industries, Ltd.                                                      381,722             253,466
           *   Avexa, Ltd.                                                                  319,287              32,556
               AWB, Ltd.                                                                    336,282           1,128,464
               BayCorp Advantage, Ltd.                                                    2,783,199           6,144,927
               Beach Petroleum, Ltd.                                                      2,628,696           1,077,727
               Bendigo Bank, Ltd.                                                           402,020           2,939,006
           *   Betcorp, Ltd.                                                              1,248,119             174,812
           *   Biota Holdings, Ltd.                                                         136,051              46,183
               Boral, Ltd.                                                                   24,484             109,536
               Brickworks, Ltd.                                                             166,947           1,271,760
               Bridgestone Australia, Ltd.                                                  297,702             669,265
           *   Broadcast Services Australia, Ltd.                                         1,794,843             447,924
           *   Burns, Philp & Co., Ltd.                                                     748,991             499,079
               Caltex Australia, Ltd.                                                       402,300           4,575,318
               Candle Australia, Ltd.                                                       346,943             470,094
         * #   Capral Aluminium, Ltd.                                                     1,009,563           1,240,573
               Cellnet Telecommunications Group, Ltd.                                       503,851             490,450
               Centennial Coal, Ltd.                                                        312,364           1,185,778
               Central Equity, Ltd.                                                         738,528           1,171,698
           *   Charters Towers Gold Mines, Ltd.                                           1,176,939             101,387
               Chiquita Brands South Pacific, Ltd.                                          692,871             418,529
               Circadian Technologies, Ltd.                                                 144,361             149,157
           *   Climax Mining, Ltd.                                                        1,958,909             124,312
         * #   Clough, Ltd.                                                               4,325,357           1,614,161
               CMI, Ltd.                                                                    213,362             233,650
               Coates Hire, Ltd.                                                            279,187             878,809
               Coca-Cola Amatil, Ltd.                                                       209,949           1,242,936
               Collection House, Ltd.                                                     1,096,204           1,165,439
               Commander Communications, Ltd.                                               500,892             788,804
           *   Coplex Resources NL                                                          351,512              23,895
               Coventry Group, Ltd.                                                         344,342           1,599,552
           *   CPI, Ltd.                                                                    121,577              54,156
               Crane Group, Ltd.                                                            956,016           5,756,330
           #   Croesus Mining NL                                                          4,480,025           1,096,450
           #   DCA Group, Ltd.                                                              611,663           1,604,404
           #   Devine, Ltd.                                                               1,230,461             552,790
           *   Dominion Mining, Ltd.                                                        132,707              30,990
               Downer Group, Ltd.                                                         2,729,898          10,875,533
           *   E.R.G., Ltd.                                                               4,268,550             866,263
           *   Emporer Mines, Ltd.                                                          189,033              42,857
               Energy Developments, Ltd.                                                  1,116,303           3,178,693
               Energy Resources of Australia, Ltd. Series A                                 200,366           1,677,758
           *   Energy World Corp., Ltd.                                                     393,461              12,127
               Evans & Tate, Ltd.                                                           674,120             355,986
               FKP, Ltd.                                                                    409,028             854,887
           *   Forest Enterprises Australia, Ltd.                                         2,684,773           1,072,172
               Futuris Corp., Ltd.                                                        6,968,200           8,880,296
               Gale Pacific, Ltd.                                                           205,726             229,480
               Gazal Corp., Ltd.                                                             91,673             210,551
               Globe International, Ltd.                                                  4,019,093           1,287,747
               Gowing Bros., Ltd.                                                           157,139             303,739
           *   Gowing Retail, Ltd.                                                            5,323                 701
           *   Gradipore, Ltd.                                                               43,768              20,667
               Graincorp, Ltd. Series A                                                      95,367             819,831

               Grand Hotel Group                                                          2,458,090           1,440,299
               GRD NL                                                                       219,912             253,288
               Great Southern Plantations, Ltd.                                             380,106           1,016,783
               Green's Foods, Ltd.                                                          200,755              78,618
               GUD Holdings, Ltd.                                                            96,340             493,784
               GWA International, Ltd.                                                    1,730,686           3,750,921
           *   Gympie Gold, Ltd.                                                            266,614                   0
           *   Haoma Mining NL                                                              440,554              20,353
               Healthscope, Ltd.                                                            145,521             489,306
               Henry Walker Eltin Group, Ltd.                                             1,153,772             431,364
               HGL, Ltd.                                                                    428,980             586,046
               Home Building Society, Ltd.                                                   41,310             224,544
               Housewares International, Ltd.                                             1,168,019           1,413,273
           *   Hudson Investment Group, Ltd.                                                297,500               4,494
           *   Hutchison Telecommunications (Australia), Ltd.                             6,074,332           1,165,895
               Iluka Resources, Ltd.                                                      2,571,650          11,917,195
           *   Imdex, Ltd.                                                                  202,532              32,803
               Incitec Pivot, Ltd.                                                           85,075           1,011,778
           *   Intercard Wireless, Ltd.                                                      62,379               2,120
           *   Intermoco, Ltd.                                                            7,514,093             198,288
           *   International All Sports, Ltd.                                                37,973               7,744
               Investor Group, Ltd.                                                          43,040             133,796
           #   ION, Ltd.                                                                    554,140                   0
               IOOF Holdings, Ltd.                                                          456,851           2,312,724
           #   IWL, Ltd.                                                                     44,166              85,063
               JDV, Ltd.                                                                     40,681              27,629
           #   Jones (David),  Ltd.                                                         805,650           1,093,462
               K&S Corp., Ltd.                                                               85,482             197,529
               Keycorp, Ltd.                                                                181,913             227,763
               Kingsgate Consolidated NL                                                     49,187             100,864
               Kresta Holdings, Ltd.                                                        513,341             112,386
               Lemarne Corp., Ltd.                                                           38,606              71,076
               Lighting Corp., Ltd.                                                         778,093             393,411
           *   Lynas Gold NL                                                              1,387,873             177,310
           #   MacArthur Coal, Ltd.                                                         634,488           3,299,609
               MacMahon Holdings, Ltd.                                                    3,168,633             969,446
           *   Macquarie Corporate Telecommunications, Ltd.                                 303,300              26,262
               Magellan Petroleum Australia, Ltd.                                            29,537              26,592
           *   Magnesium International, Ltd.                                                 60,027              64,318
               MaxiTRANS Industries, Ltd.                                                   182,891             106,412
           #   McGuigan Simeon Wines, Ltd.                                                1,342,329           3,950,145
               McPherson's, Ltd.                                                            445,905           1,093,384
           #   Miller's Retail, Ltd.                                                      1,778,400           1,059,219
               Minara Resources, Ltd.                                                     1,976,573           2,793,456
               MYOB, Ltd.                                                                   144,171             118,918
               Namoi Cotton Cooperative, Ltd.                                               597,224             234,790
               National Can Industries, Ltd.                                                 18,850              18,734
           *   Novera Energy, Ltd.                                                          183,131             203,647
               Nufarm, Ltd.                                                                 220,300           1,465,722
               Onesteel, Ltd.                                                             1,102,497           2,087,922
           *   Orbital Engine Corp., Ltd.                                                   165,000              12,174
           #   Pacific Group, Ltd.                                                        1,126,117           1,286,690
               Pacific Hydro, Ltd.                                                          377,438           1,443,638
           *   Payce Consolidated, Ltd.                                                     179,001             366,390

           *   People Telecom, Ltd.                                                       1,067,550             108,653
           *   Perilya Mines NL                                                             702,065             386,474
           *   Petsec Energy, Ltd.                                                          153,726             128,112
           *   Plantcorp NL                                                                  14,403                   0
               Plaspak Group, Ltd.                                                          748,115             514,653
           *   PMP, Ltd.                                                                    666,000             625,205
               Port Bouvard, Ltd.                                                           802,363             813,032
           *   PowerTel, Ltd. Series B                                                      441,788             396,830
           *   Pracom, Ltd.                                                                 122,300               1,755
               Prime Television, Ltd.                                                     1,043,256           2,440,549
           *   Primelife Corp., Ltd.                                                        272,182             181,024
               Queensland Cotton Holdings, Ltd.                                             229,310             726,474
           *   Reinsurance Australia Corp., Ltd.                                          3,822,592           1,355,193
               Repcol, Ltd.                                                               1,303,888             471,752
           *   Resolute Mining, Ltd.                                                        920,903             624,330
               Ridley Corp., Ltd.                                                         2,666,829           2,710,623
         * #   Roc Oil Co., Ltd.                                                          1,499,446           1,857,901
               Senetas Corp., Ltd.                                                          206,798              41,894
               Servcorp, Ltd.                                                                28,622              56,071
               Seven Network, Ltd.                                                          705,659           3,794,099
               Sigma Co., Ltd.                                                              152,700             944,506
           *   Silex System, Ltd.                                                           197,100             145,308
           #   Smorgon Steel Group, Ltd.                                                  6,552,886           6,142,255
               SMS Management & Technology, Ltd.                                            643,462             814,811
         * #   Sons of Gwalia, Ltd.                                                         942,771                   0
           #   Southern Cross Broadcasting (Australia), Ltd.                                516,607           4,750,541
           *   Southern Pacific Petroleum NL                                                424,400                   0
               Spotless Group, Ltd.                                                           5,718              21,118
           *   St. Barbara Mines, Ltd.                                                      329,338              23,526
               Straits Resources, Ltd.                                                      577,289             732,508
           *   Strathfield Group, Ltd.                                                      165,666              10,273
           *   Tap Oil, Ltd.                                                              1,478,213           2,221,463
               Tectonic Resources NL                                                        268,861              31,396
           *   Television & Media Services, Ltd.                                            240,000               7,075
               Ten Network Holdings, Ltd.                                                   656,900           1,851,006
               Thakral Holdings Group                                                     7,655,402           4,507,496
               Ticor, Ltd.                                                                1,042,688           1,334,039
           #   Timbercorp, Ltd.                                                           1,392,566           2,011,375
           *   Titan Resources NL                                                         1,711,400              76,264
               Triako Resources, Ltd.                                                        58,482              36,283
               Trust Company of Australia, Ltd.                                              22,214             156,322
               United Group, Ltd.                                                            92,878             591,715
               UXC, Ltd.                                                                  1,161,023             682,836
               Villa World, Ltd.                                                            980,647           1,064,792
           *   Village Roadshow, Ltd.                                                     1,517,302           2,920,073
               Vision Systems, Ltd.                                                       1,620,442           1,260,923
               Volante Group, Ltd.                                                        1,160,608           1,032,748
           #   Wattyl, Ltd.                                                               1,079,491           1,728,833
           *   Webster, Ltd.                                                                370,669             212,840
               Wide Bay Capricorn Building Society, Ltd.                                     29,461             155,821
           *   Xanadu Wines, Ltd.                                                           150,525               3,396
           *   Yates, Ltd.                                                                  144,138               4,027
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $192,389,309)                                                                                    219,183,013
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.1%)
           *   Village Roadshow, Ltd. 2% Class A                                          1,176,086           1,783,108
                                                                                                       ----------------
     (Cost $1,448,798)

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Australian Dollar                                                                              1,155,858
                                                                                                       ----------------
     (Cost $1,134,972)

     RIGHTS/WARRANTS -- (0.0%)
           *   Beach Petroleum, Ltd. Warrants 06/30/06                                      646,673                   0
           *   Forest Enterprises Australia, Ltd. Rights 06/07/05                           447,462               6,759
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    6,759
                                                                                                       ----------------

     TOTAL -- AUSTRALIA
     (Cost $194,973,079)                                                                                    222,128,738
                                                                                                       ----------------

     FRANCE -- (3.9%)
     COMMON STOCKS -- (3.9%)
           *   Actielec Technologies                                                         28,700             190,272
           #   Affine                                                                        10,255           1,047,379
           *   Alain Manoukian SA                                                             9,565             349,997
               Ares (Groupe) SA                                                              53,672             374,991
               Aubay SA                                                                      79,377             421,858
               Bacou-Dalloz                                                                  51,545           4,251,518
               Bains de Mer et du Cercle des Etrangers a Monaco                               7,064           4,259,401
           *   Bigben Interactive                                                            13,755              65,355
               Bonduelle SA                                                                   5,749             460,221
           #   Bongrain SA                                                                   80,383           4,952,798
           *   Bricorama SA                                                                   1,768             111,786
           *   Bull SA                                                                    1,328,747           1,077,599
           #   Burelle SA                                                                    11,325           1,469,305
               Carbone Lorraine                                                              21,774             991,690
           *   CBo Territoria                                                                 5,724              20,427
               CEGID SA                                                                       4,108             146,769
               CFF Recycling SA                                                              77,680           2,175,265
           *   CGBI                                                                           7,000               3,773
           #   Cie Financiere Pour La Location D'Immeubles Industriels &
                 Commerciaux SA                                                              48,652           3,013,755
         * #   Club Mediterranee SA                                                         156,941           7,528,322
               Compagnie Internationale Andre Trigano Ciat SA                                 2,100              64,618
           *   Conflandey SA                                                                  1,939              23,128
               Consortium International de Diffusion et de Representation Sante               1,300              11,741
         * #   CS Communication et Systemes                                                  13,500             465,591
               Delachaux SA                                                                  10,172           1,503,530
           *   Desquenne et Giral SA                                                          4,761              56,318
           #   Deveaux SA                                                                     5,587             546,219
               Didot-Bottin                                                                   1,204             100,748
           *   Dynaction SA                                                                  14,803             302,232
               Elior                                                                         58,756             691,662

               Etam Developpement SA                                                         34,200             989,766
           *   Euraltech SA                                                                  55,173             101,563
         * #   Euro Disney SCA                                                            5,082,010             625,679
           #   Evialis SA                                                                    12,253             457,274
           *   Explosifs et de Produits Chimiques                                               312             129,443
               Faurecia SA                                                                   14,175           1,063,135
           #   Fimalac SA                                                                   108,252           4,957,351
               Fleury Michon SA                                                               1,727              79,669
               Francois Freres (Tonnellerie) SA                                               7,663             227,755
           *   Gantois Series A                                                                 465               8,583
               Gascogne SA                                                                   10,632             932,772
           #   Gaumont                                                                       10,491             721,610
         * #   Generale de Geophysique SA                                                    95,324           7,851,622
           *   Geodis SA                                                                      4,900             519,560
               Gevelot                                                                        4,329             292,066
           #   GFI Informatique SA                                                          420,538           2,504,147
               Groupe Bourbon SA                                                              5,724             351,176
           *   Groupe Flo SA                                                                 52,020             454,903
           *   Groupe Focal SA                                                                5,149              50,477
               Groupe Guillin SA                                                                480              36,654
         * #   Guerbet SA                                                                     4,911             531,863
           #   Guyenne et Gascogne SA                                                        13,079           1,588,549
           *   HBS Technologie SA                                                               405               6,889
               IDSUD                                                                          2,129              76,891
           *   Immobiliere et Hoteliere SA                                                   27,700              68,173
           *   IMS International Metal Service SA                                            89,627           1,282,727
           #   Ingenico SA                                                                   20,000             283,343
               Lafuma SA                                                                        812              70,752
               Laurent-Perrier                                                               18,448             832,317
           #   Lisi SA                                                                       42,753           2,617,117
           *   LVL Medical Groupe SA                                                         27,900             190,435
           *   Maire (Henri)                                                                  1,252              14,636
           *   Matussiere et Forest SA                                                       15,720              56,099
           *   Metaleurop SA                                                                 62,320              41,412
               MGI Coutier SA                                                                10,254             429,276
               Montupet SA                                                                   71,034           1,585,426
           #   Nexans                                                                       266,537           9,828,919
           *   Oeneo                                                                         61,605              94,761
           *   Otor SA                                                                       58,348             327,410
           *   Paris Orleans et Cie SA                                                        1,336             333,312
         * #   Penauille Polyservices SA                                                     98,852             933,384
               Pinguely-Haulotte SA                                                         214,316           2,482,428
           #   Plastic Omnium SA                                                            106,822           2,811,557
               Plastivaloire SA                                                              14,399             408,885
               Prosodie SA                                                                   27,401             626,545
           #   Provimi SA                                                                   154,602           3,303,313
               PSB Industries SA                                                             14,760             607,507
           *   Radiall SA                                                                    11,998             816,071
               Remy Cointreau SA                                                            196,701           8,300,639
               Robertet SA                                                                    1,300             188,917
               Rougier SA                                                                     2,715             228,725
           *   S.T. Dupont SA                                                                29,035             136,666
           #   SA Fromageries Bel la Vache Qui Rit                                            3,875             661,699
               Sabeton                                                                       18,460             281,745

               Saint-Etienne                                                                    600              21,379
               Sasa Industries SA                                                            11,794             428,566
           *   Saveurs de France-Brossard                                                     5,500             337,170
         * #   Scor SA                                                                    3,171,250           6,498,141
           *   SDR de Bretagne SA                                                            12,398             467,962
               Sechilienne-Sidec                                                              1,000             394,727
               Securidev SA                                                                  16,908             270,137
               Setforge                                                                         600              29,166
           #   Signaux Girod SA                                                               6,528             578,811
           #   SILIC (Societe Immobiliere de Location pour L'industrie et le
                 Commerce)                                                                  104,887           9,663,538
               Skis Rossignol SA                                                              7,216             168,133
               Smoby SA                                                                       4,911             511,261
               Societe Industrielle D'Aviations Latecoere SA                                 20,648             913,621
               Sucriere de Pithiviers-le-Vieil                                                2,392           1,574,136
           *   Sylis SA                                                                      46,034             292,791
               Taittinger SA                                                                  1,086             415,749
           *   Teamlog SA                                                                    38,219             129,651
               Tivoly SA                                                                      1,904              54,753
         * #   Ubi Soft Entertainment SA                                                    179,515           8,047,289
           #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)            43,572          10,089,373
           *   Valtech, La Defense                                                          251,100             265,650
           #   Vilmorin et Cie SA                                                            16,610           2,995,406
               VM Materiaux SA                                                                3,272             441,517
               Vranken Monopole                                                              23,761           1,054,095
           *   Xilam Animation                                                               12,911              39,157
           *   XRT                                                                          170,393             255,242
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $101,999,057)                                                                                    147,019,282
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Air France Warrants 11/06/07                                                 133,819              60,929
           *   Groupe Ares SA Warrants 10/03/05                                              29,000               4,996
           *   Groupe Focal SA Warrants 02/21/10                                              1,716                   0
           *   Oeneo Warrants 08/26/06                                                       28,305               1,045
           *   Penauille Polyservices SA Rights 06/09                                        98,852             353,564
           *   Prosodie SA Warrants 10/28/06                                                 19,600               7,236
           *   Ubi Soft Entertainment SA Warrants 05/14/06                                   66,800              49,321
           *   Valtech, La Defense Warrants 07/29/05                                        251,100               3,090
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $433,466)                                                                                            480,181
                                                                                                       ----------------

     TOTAL -- FRANCE
     (Cost $102,432,523)                                                                                    147,499,463
                                                                                                       ----------------

     GERMANY -- (3.8%)
     COMMON STOCKS -- (3.8%)
           *   3U Telecom AG                                                                284,600             385,030
               A.S. Creation Tapeton AG                                                       9,300             298,739
           *   AAP Implantate AG                                                             55,800             115,752
               Aareal Bank AG                                                               287,387           8,342,078

           *   Acg AG Fuer Chipkarten und Informationssysteme                                86,130              60,446
           *   AC-Service AG                                                                 22,900             149,485
           *   Adva AG Optical Networking                                                    50,600             268,313
           *   Allbecon AG                                                                    6,700              15,238
               Amadeus Fire AG                                                               28,677             213,163
           *   Analytik Jena AG                                                              37,411             197,704
               Andreae-Noris Zahn AG, Anzag                                                  31,491           1,355,278
           *   Articon Integralis AG                                                         47,711             176,424
               Atoss Software AG                                                             24,082             266,189
           *   Augusta Technologie AG                                                         5,609              38,655
           *   Baader Wertpapier Handelsbank AG                                             146,387             808,168
               Bechtle AG                                                                    73,700           1,788,509
           *   Berliner Elektro Holding AG                                                   81,920             836,884
           *   Beta Systems Software AG                                                      20,850             351,557
               Bien-Haus AG                                                                  16,900             173,082
           #   Bilfinger & Berger Bau AG                                                    328,961          15,616,285
           *   Biolitec AG                                                                   43,100             147,198
               Biotest AG                                                                    43,409             976,334
           *   BMP AG                                                                        12,980              30,448
         * #   Borussia Dortmund GMBH & Co. KGAA                                             92,117             274,679
               Bremer Energiekonto AG                                                        54,600             104,250
           *   Bremer Woll-Kaemmerei AG                                                      25,291              48,239
           *   Broadnet Mediascape Communications AG                                        146,327             468,377
           *   Brueder Mannesmann AG                                                         20,600              59,223
           *   Caatoosee AG                                                                  69,600              56,299
           *   CBB Holding AG                                                               200,846              46,959
           *   Ce Consumer Electrnic AG                                                      46,800              49,934
               Cewe Color Holding AG                                                         38,395           1,405,693
           *   Cinemaxx AG                                                                    3,100               7,788
           *   CNV Vermoegensverwaltungs AG                                                   2,500              33,306
               Comdirect Bank AG                                                            497,939           3,864,972
               Computerlinks AG                                                              10,900             208,374
           *   Concord Effekten AG                                                            4,400               5,896
           *   Condomi AG                                                                    19,900              22,555
           *   COR AG Insurance Technologies                                                 12,700              32,203
           *   Cybio AG                                                                      11,100              37,905
           *   D. Logistics AG                                                              237,908             502,907
           #   DAB Bank AG                                                                   61,779             440,219
           *   DAS Werk AG                                                                   10,600                 522
               Data Modul AG                                                                 14,229             241,500
           *   DEAG Deutsche Entertainment AG                                                77,453             208,399
               Deutsche Euroshop AG                                                         168,045           8,832,953
         * #   Deutz AG                                                                     130,266             598,901
           *   Dierig Holding AG                                                              8,750             122,748
         * #   Drillisch AG                                                                  36,400             167,657
         * #   Duerr Beteiligungs AG                                                         55,310             946,976
               DVB Bank AG                                                                   11,529           1,562,542
               Dyckerhoff AG DM50                                                            29,750           1,376,501
           *   Eckert and Ziegler Strahlen - und Medizintechnik AG                           27,600             366,246
         * #   Em.TV AG                                                                      36,712             230,630
         * #   Epcos AG                                                                     176,709           2,262,197
           *   Escada AG                                                                     64,090           1,485,550
           *   Evotec Biosystems AG                                                         337,854           1,161,727
               FJA AG                                                                        16,618              58,990

           *   Freenet.De AG                                                                 58,386           1,475,234
               Fuchs Petrolub AG Oel & Chemie                                                19,440           1,851,356
           *   Gesco AG                                                                      11,877             358,495
         * #   GFT Technologies AG                                                           92,927             210,158
           *   Girindus AG                                                                   49,312             368,050
           *   Gontard & Metallbank AG                                                       46,008               2,099
           *   GPC Biotech AG                                                                72,300             826,690
           *   Herlitz AG                                                                    26,031             147,614
           *   Hoeft & Wessel AG                                                             52,955             333,044
               Hucke AG                                                                      39,149             148,994
           *   Hutschenreuther AG                                                             8,591             116,289
               Hyrican Informations Systeme AG                                                4,901              59,983
           *   I-D Media AG                                                                  11,265              24,237
           *   IM International Media AG                                                    149,500             149,509
         * #   Innovation in Traffic Systems AG                                              13,500              71,395
               Interseroh AG                                                                  3,600             103,049
         * #   Intershop Deutschland AG                                                       7,195               7,619
           *   Intertainment AG                                                              14,082              33,418
           *   IPC Archtec AG                                                                15,800              36,843
           *   Isra Vision Systems AG                                                        10,086             219,929
           *   IVG Immobilien AG                                                            178,878           3,249,640
           #   Iwka AG                                                                      308,474           7,314,562
           *   Jenoptik AG                                                                  532,436           5,728,601
               Kampa-Haus AG                                                                 35,200             247,058
           *   Kaufring AG                                                                    5,600               1,792
         * #   Kloeckner-Werke AG                                                           177,348           2,831,852
           *   Kontron AG                                                                   215,645           1,718,289
               Krones AG                                                                      4,700             504,853
               KSB AG                                                                         4,650             743,230
               KWS Kleinwanzlebener Saatzucht AG                                                691             590,758
           *   Leica Camera AG                                                                6,791              21,262
           *   Leifheit AG                                                                   23,042             626,029
               Leoni AG                                                                      16,300           1,257,780
           *   Loesch Umweltschutz AG                                                        16,000              19,028
           *   Loewe AG                                                                      48,538             557,810
               LPKF Laser & Electronics AG                                                    7,700              41,925
           *   M & S Elektronik AG                                                           19,600                 991
           *   Mania Technologie AG                                                          12,100              19,320
           *   Mannheimer Aktiengesellschaft Holding AG                                      27,000             104,973
           *   Marbert AG                                                                     6,800               7,120
           *   Maxdata AG                                                                   113,610             527,834
           *   Mediantis AG                                                                  10,950              28,068
           *   Mediclin AG                                                                   44,923             105,327
           *   Medigene AG                                                                   43,900             570,014
           #   Medion AG                                                                    264,041           4,083,257
           *   Mosaic Software AG                                                            21,800              29,212
           *   Mwb Wertpapierhandelshaus AG                                                  15,700              53,897
           *   MWG Biotech AG                                                               127,600              62,474
               Nemetschek AG                                                                 20,847             344,983
           *   Nexus AG                                                                      78,083             312,088
               Norddeutsche Affinerie AG                                                    326,714           6,608,545
               Norddeutsche Steingutfabrik AG                                                10,182              86,547
           *   Nordwest Handel AG                                                            11,313              59,519
           *   November AG                                                                   57,639             351,720

           *   Pandatel AG                                                                   28,300              39,642
           *   Parsytec AG                                                                   82,026             282,938
               PC-Ware Information Technologies AG                                           38,794             485,276
           *   Personal & Informatik AG                                                       2,150              25,521
           *   Pfleiderer AG                                                                185,313           2,918,409
           *   Pironet NDH AG                                                                91,215             489,923
           *   Pixelpark AG                                                                  15,050              31,190
         * #   Plambeck Neue Energien AG                                                     63,465              55,262
         * #   Plasmaselect AG                                                              175,241             990,744
         * #   Primacom AG                                                                   62,300             264,790
           *   Produkte und Syteme der Informationstechnologie AG                           114,771             546,530
         * #   Qs Communications AG                                                         260,800           1,181,459
           *   Ravensberg Bau-Beteiligungen AG                                               29,500               5,082
           *   Realtech AG                                                                   20,200             167,568
               REpower Systems AG                                                            26,461             488,606
               Rheinmetall Berlin AG                                                         85,490           4,337,053
           *   Rinol AG                                                                      15,000              25,716
           *   Roesch Medizintechnik AG                                                       7,300               2,206
           *   Rohwedder AG                                                                  31,792             299,402
           *   RTV Family Entertainment AG                                                    2,480               2,529
           *   Ruecker AG                                                                    25,400             189,100
           *   Saltus Technology AG                                                           5,900              31,981
               Salzgitter AG                                                                450,405          10,538,196
               Sartorius AG                                                                  20,000             419,001
               Schlott Sebaldus AG                                                           29,189             972,386
               Sektkellerei Schloss Wachenheim AG                                             2,900              37,751
           *   Senator Entertainment AG                                                      10,730              18,742
           *   Ser Systeme AG                                                                 9,400               1,215
           *   SHS Informationssysteme AG                                                    17,611              80,099
         * #   Singulus Technologies AG                                                     100,217           1,210,614
           *   SinnerSchrader AG                                                             14,498              26,911
               Sixt AG                                                                       80,700           1,594,923
               Stahl (R.) AG                                                                 15,700             268,352
           *   Steag Hamtech AG                                                              78,350             158,146
           *   Stoehr & Co. AG                                                               44,310             190,841
           *   Strabag AG                                                                    17,199           1,052,380
         * #   Suess Microtec AG                                                            138,239             780,033
               Syskoplan AG                                                                  16,400             123,652
           *   Syzygy AG                                                                     52,485             315,888
           *   SZ Testsysteme AG                                                              7,000                 788
               Technotrans AG                                                                25,800             487,912
           *   Telegate AG                                                                   19,300             340,741
           *   Textilgruppe Hof AG                                                           22,530             187,247
           *   TFG Venture Capital AG & Co. KGAA                                            165,040             482,768
           *   Tiptel AG                                                                     13,600              26,957
           *   TTL Information Technology AG                                                 22,800              82,244
           *   TV Loonland AG                                                                22,500              52,001
           *   Umweltbank AG                                                                 25,780             311,166
           *   Value Management & Research AG                                                50,180             214,976
           *   Varetis AG                                                                    18,084             155,512
           *   VBH (Vereinigter Baubeschlag-Handel) AG                                        6,000              21,879
           *   Vereinigte Deutsche Nickel-Werke AG                                           43,909              22,153
               Vossloh AG                                                                    39,200           1,862,012
           *   W.O.M. World of Medicine AG                                                   68,273             261,866

         * #   WCM Beteiligungs AG                                                        2,324,892           1,257,951
               Westag and Getalit AG, Rheda-Wiedenbrueck                                     10,653             125,848
           *   Windhoff AG                                                                   11,400               2,161
               Wuerttembergische Lebensversicherung AG                                       13,822             296,502
           *   Wuerttembergische Metallwarenfabrik AG                                        64,620           1,129,424
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $120,125,215)                                                                                    143,231,304
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Em.TV AG Options 04/18/06                                                     36,712              44,273
                                                                                                       ----------------
     (Cost $99,180)
     TOTAL -- GERMANY
     (Cost $120,224,395)                                                                                    143,275,577
                                                                                                       ----------------

     FINLAND -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Amanda Capital Oyj                                                           190,425             479,342
               Amer-Yhtymae Oyj Series A                                                    241,800           4,109,495
           #   Aspocomp Group P.L.C.                                                        123,800             610,096
               Bank of Aland, Ltd.                                                            5,700             152,208
           *   Benefon Oy                                                                    19,000               6,238
               Componenta Oyj                                                                76,000             635,370
               Efore Oy                                                                      37,600              86,571
           #   Elcoteq Network Oyj                                                          197,318           3,871,433
               Elisa Communications Corp.                                                     6,247              93,563
           *   Eq Online Oyj                                                                131,840             334,452
           *   Evox Rifa Group Oyj                                                          120,395              14,790
               Finnair Oyj                                                                  607,600           5,178,903
               Finnlines Oyj                                                                496,200           8,476,052
               Fiskars Oy AB Series A                                                       195,860           2,262,598
               HK Ruokatalo Oy Series A                                                     235,900           2,745,649
               Honkarakenne Oy Series B                                                      15,900             101,053
           #   Huhtamaki Van Leer Oyj                                                     1,251,450          19,001,730
               Ilkka-Yhtyma Oyj                                                              14,620             159,627
           *   Incap Oyj                                                                      8,500              17,790
               Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                            11,601             150,894
               Kemira GrowHow Oyj                                                            26,158             202,654
               Kemira Oyj                                                                   555,500           7,394,561
               Laennen Tehtaat Oy                                                            45,750             674,765
               Lemminkainen Oy                                                               84,200           1,973,405
               Leo Longlife Oy                                                               25,350             140,395
               Metsaemarkka Oyj Series B                                                      6,968              57,069
               M-Real Oyj Series B                                                          710,630           3,835,934
           *   Okmetic Oyj                                                                  130,875             367,911
               Okobank Class A                                                              705,880          11,260,906
               Olvi Oyj Series A                                                             39,650             810,859
               Raisio Group P.L.C. Series V                                               1,088,900           2,921,203
               Rautaruukki Oyj Series K                                                   1,259,410          17,741,814
               Raute Oy Series A                                                             25,100             307,656
           *   Satama Interactive Oyj                                                        42,000              45,515
               Sponda Oyj                                                                   694,535           6,558,606

               SSH Communications Oyj                                                       308,500             463,666
           *   Stonesoft Corp.                                                              282,398             232,845
               Tamfelt Oyj                                                                    2,100              21,671
           *   Tecnomen Holding Oyj                                                         699,797           1,191,711
               Tulikivi Oyj                                                                  29,500             225,904
               Turkistuottajat Oy                                                             9,900              94,319
               Viking Line AB                                                                18,100             546,780
               Wartsila Corp. Oyj Series B                                                  324,450           9,760,893
               Yit-Yhtymae Oyj                                                              106,200           3,430,033
                                                                                                       ----------------
     TOTAL -- FINLAND
     (Cost $88,659,933)                                                                                     118,748,929
                                                                                                       ----------------

     SWITZERLAND -- (3.1%)
     COMMON STOCKS -- (3.1%)
               AFG Arbonia-Forster Holding AG                                                10,550           2,877,132
               Allreal Holding AG                                                            36,534           3,268,966
               Ascom Holding AG                                                             160,800           2,478,257
           #   Baloise-Holding                                                              184,845           9,651,900
               Bank Coop AG                                                                  11,560             532,787
               Banque Cantonale de Geneve                                                     8,520           1,256,345
               Banque Cantonale du Jura                                                         800             228,914
               Banque Cantonale Vaudoise                                                     16,398           3,621,627
               Batigroup Holding AG                                                          52,192             702,599
           *   Berna Biotech                                                                293,607           2,148,957
               Bobst Group SA                                                               115,400           4,550,642
               Bossard Holding AG                                                             5,450             322,725
           *   Bucher Industries AG                                                          66,310           4,222,552
               Caisse d'Epargne Cantonale Vaudoise, Lausanne                                  1,900           1,692,079
               Calida Holding AG                                                                400             124,259
           *   Card Guard AG                                                                 94,100             324,521
               Carlo Gavazzi Holding AG                                                       3,114             274,375
               Charles Voegele Holding AG                                                    94,443           5,878,686
               Cie Financiere Tradition                                                       3,121             279,620
           *   Converium Holding AG                                                          77,200             604,960
               Conzzeta Holdings AG                                                           3,340           3,741,307
           *   COS Computer Systems AG                                                       15,258             462,216
           *   Crealogix Holding AG                                                           1,221              68,113
           *   Crossair AG, Basel                                                            71,730             511,313
               Daetwyler Holding AG, Atldorf                                                    940           2,263,771
               Escor Casino & Entertainment AG                                                4,915             116,090
               Feintol International Holding AG                                               4,290             911,296
           *   Fischer (Georg) AG, Schaffhausen                                              22,887           6,784,690
           *   Flughafen Zuerich AG                                                          49,800           6,978,556
           *   Forbo Holding AG, Eglisau                                                      9,291           1,771,072
               Galenica Holding, Ltd. AG, Bern                                               20,000           3,293,148
           *   Getaz Romang Holding SA                                                        3,271           1,154,020
           *   Golay-Buchel Holding SA, Lausanne                                                125             119,548
               Gurit-Heberlein AG                                                             2,860           1,993,697
               Helvetia Patria Holding                                                       33,371           4,997,145
               Industrieholding Cham AG, Cham                                                 7,000           1,682,381
           *   Isotis SA                                                                    648,598             910,010

           *   Kardex AG, Zuerich                                                             9,725             327,392
           *   Leica Geosystems Holdings AG                                                   3,500           1,044,268
           *   Lem Holdings AG, Lyss                                                          1,880             662,759
           *   Metraux Services SA                                                            1,817             229,889
           *   Moevenpick-Holding, Zuerich                                                    2,360             549,733
           *   Nextrom Holding SA                                                               250               2,750
           *   PSP Swiss Property AG                                                         53,700           2,369,128
               Schweizerhall Holding AG                                                      19,175           1,460,159
           #   Schweizerische National Versicherungs Gesellschaft                             6,788           3,421,214
               Siegfried Holding AG                                                          10,103           1,206,454
           *   Sihl                                                                             750               1,802
           *   Sika Finanz AG, Baar                                                             870             546,493
               St. Galler Kantonalbank                                                        6,370           1,621,905
               Sulzer AG, Winterthur                                                         16,040           6,670,668
           *   Swiss Prime Site AG                                                          147,100           7,040,836
           *   Swisslog Holding AG                                                          245,500             220,067
           *   Tornos Holding SA                                                             16,000             108,851
           *   UMS Schweizerische Metallwerke Holding AG, Bern                                3,200              33,824
           #   Unaxis Holding AG                                                             11,890           1,668,344
           *   Valiant Holding AG                                                             6,655             586,265
               Vaudoise Assurances Holding, Lausanne                                            499             921,903
           *   Von Roll Holding AG, Gerlafingen                                              30,090              53,066
           *   Wmh Walter Meier Holding AG, Zuerich                                          10,533             622,818
               Zehnder Holding AG                                                                50              60,595
               Zschokke Holding SA, Geneve                                                    2,398           1,283,277
           *   Zueblin Holding AG                                                           261,740           2,223,126
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $82,464,680)                                                                                     117,737,862
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swiss Francs                                                                                     249,493
                                                                                                       ----------------
     (Cost $252,847)

     TOTAL -- SWITZERLAND
     (Cost $82,717,527)                                                                                     117,987,355
                                                                                                       ----------------

     SWEDEN -- (3.1%)
     COMMON STOCKS -- (3.1%)
           *   Active Biotech AB                                                             15,000              76,625
               Angpannefoereningen AB Series B                                                9,850             184,199
           *   Anoto Group AB                                                                50,533              78,255
         * #   Artimplant AB Series B                                                       255,000             156,625
               B & N Bylock & Nordsjoefrakt AB Series B                                     227,500             774,123
               Beijer AB Series B                                                            48,300             819,151
               Beijer Alma AB Series B                                                       27,300             467,551
               Bergman & Beving AB Series B                                                 110,100           1,237,347
               Biacore International AB                                                      20,350             470,864
               Bilia AB Series A                                                            201,750           3,419,043
           #   Billerud AB                                                                  527,100           6,369,488
           *   BioGaia AB Series B                                                           28,000              49,756
           *   Boliden AB                                                                 1,788,550           7,317,116
           *   Bong Ljungdahl AB                                                             64,100             419,681

           *   Boras Waefveri AB Series B                                                    15,900              54,894
               Capona AB                                                                     85,542           1,069,273
           #   Carbo AB                                                                     241,100           5,875,327
           #   Castellum AB                                                                 314,000          12,106,758
               Cloetta AB Series B                                                           18,600             549,943
               Concordia Maritime AB Series B                                               172,100             754,611
           *   Consilium AB Series B                                                          8,000              33,003
           *   Doro AB Series A                                                               1,200               5,697
           *   Duroc AB Series B                                                              1,400               3,554
           *   Elekta AB                                                                     13,100             494,621
           *   Enea Data AB Series B                                                        339,400             216,993
               Expanda AB                                                                    78,200             403,265
               Fabege AB                                                                    308,770           6,230,281
           *   Framtidsfabriken AB                                                          884,520              78,152
           *   Frontec AB Series B                                                          478,900             567,323
               Geveko AB Series B                                                            28,900             680,193
           *   Glocalnet AB                                                                 160,000              86,281
               Gunnebo AB                                                                    24,200             311,863
           #   Haldex AB                                                                    248,000           4,389,074
               Hiq International AB                                                          45,000             189,760
         * #   IBS AB Series B                                                              711,950           1,883,894
           *   Industrial & Financial Systems AB Series B                                   293,000             273,138
           *   Industrifoervaltnings AB Skandigen                                            46,200             154,288
           *   Intellecta AB Series B                                                         7,100              30,540
           *   Intentia International AB Series B                                           556,000           1,085,988
               Invik and Co. AB Series B                                                     44,000             359,115
               Karlshamns AB                                                                 11,900             200,387
           *   Klippans Finpappersbruk AB                                                    30,800              33,438
               Klovern AB                                                                   395,078           1,327,657
           #   Kungsleden AB                                                                556,000          13,798,305
               Lagercrantz Group AB Series B                                                166,135             416,616
               Lennart Wallenstam Byggnads AB Class B                                       398,000           5,280,372
               Ljungberg Gruppen AB Series B                                                  4,200             119,965
           *   Lundin Mining Corp.                                                            1,421              12,028
           *   Mandator AB                                                                  157,500              29,711
           *   Medivir Series B                                                              23,250             156,112
           *   Micronic Laser Systems AB                                                     26,000             269,000
               Naerkes Elektriska AB Series B                                                57,350             954,256
               NCC AB Series A                                                               45,400             663,777
               NCC AB Series B                                                              423,800           6,218,530
               Nolato AB Series B                                                            82,300             564,327
           #   Observer AB                                                                  864,800           3,492,261
               OEM International AB Series B                                                 10,100             169,414
           *   Ortivus AB                                                                    80,300             306,039
               Partnertech AB                                                                36,982             397,370
           #   PEAB AB Series B                                                             386,200           4,024,710
         * #   Pergo AB                                                                     469,716           1,662,014
               Poolia AB Series B                                                           147,200             680,601
           *   Pricer AB Series B                                                           441,000              56,516
           *   Proact It Group AB                                                            69,000             162,603
               Profilgruppen AB                                                              25,600             224,159
           #   Protect Data AB                                                               15,600             246,880
           *   PyroSequencing AB                                                            165,782             229,440
           *   Rorvik Timber AB                                                              30,600              49,158

           #   Rottneros Bruk AB                                                          1,191,000           1,114,930
               Salus Ansvar AB Series B                                                      36,600             141,564
           *   Scribona AB Series A                                                          15,700              30,647
         * #   Scribona AB Series B                                                         339,100             663,309
           *   Semcon AB                                                                     30,500             184,790
           *   Studsvik AB                                                                   37,200             679,655
               Sweco AB Series B                                                             47,050             814,166
           *   Teleca AB Series B                                                           413,400           2,131,219
           *   Teligent AB                                                                   74,500             234,570
           #   Trelleborg AB Series B                                                       322,500           5,010,223
               Uniflex AB Series B                                                            3,400              20,461
           *   Viking Telecom AB                                                             29,100               9,611
           *   Wedins Skor & Accessoarer AB                                                   4,049              24,601
               Westergyllen AB Series B                                                      29,600             209,120
           *   Wihlborgs Fastigheter AB                                                      61,754           1,452,362
               Xponcard Group AB                                                             18,200             416,429
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $80,797,077)                                                                                     114,610,956
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swedish Krona                                                                                     99,215
                                                                                                       ----------------
     (Cost $100,814)
     TOTAL -- SWEDEN
     (Cost $80,897,891)                                                                                     114,710,171
                                                                                                       ----------------

     HONG KONG -- (3.0%)
     COMMON STOCKS -- (3.0%)
               Aeon Credit Service (Asia) Co., Ltd.                                         416,000             260,561
               ALCO Holdings, Ltd.                                                          710,000             275,438
               Allan International Holdings, Ltd.                                         1,086,000             160,381
               Allied Group, Ltd.                                                         1,183,000           1,638,511
               Allied Properties, Ltd.                                                    1,673,500           1,024,642
           *   Applied International Holdings, Ltd.                                       1,150,000              36,511
           *   APT Satellite Holdings, Ltd.                                                 956,000             163,359
               Artel Solutions Group Holdings, Ltd.                                       3,320,000              64,029
           *   A-S China Plumbing Products, Ltd.                                            125,000              28,758
               Asia Aluminum Holdings, Ltd.                                              14,821,000           1,634,445
           *   Asia Commercial Holdings, Ltd.                                                35,960               2,540
               Asia Financial Holdings, Ltd.                                              3,538,106             930,520
               Asia Standard International Group, Ltd.                                   16,910,666             736,515
           *   Asia Tele-Net & Technology Corp., Ltd.                                       200,000               9,133
           *   Asia Zirconium, Ltd.                                                         628,000              65,331
               Associated International Hotels, Ltd.                                      1,280,000           1,215,200
               Automated Systems Holdings, Ltd.                                             116,000              27,440
           *   B.A.L. Holdings, Ltd.                                                          4,079                 147
           *   Beauforte Investors Corp., Ltd.                                              440,000              16,927
           *   Capital Estate, Ltd.                                                         720,000               2,665
           *   Capital Publications, Ltd.                                                 1,015,200              29,489
           *   Catic International Holdings, Ltd.                                        11,556,000             133,692
               CCT Telecom Holdings, Ltd.                                                 1,452,800             233,066
           *   Celestial Asia Securities Holdings, Ltd.                                     251,900              12,293

           *   Century City International Holdings, Ltd.                                  2,863,067              39,466
           #   Champion Technology Holdings, Ltd.                                         4,380,046             668,169
               Cheuk Nang (Holdings), Ltd.                                                   48,057              26,209
               Chevalier International Holdings, Ltd.                                     1,006,491           1,188,231
           *   Chi Cheung Investment Co., Ltd.                                              431,085             123,460
           *   China Aerospace International Holdings, Ltd.                               8,958,600             481,954
           *   China Bio-medical Group, Ltd.                                                258,750               4,989
               China Everbright International, Ltd.                                       3,610,000             207,908
           *   China Everbright Technology, Ltd.                                          6,582,000             261,622
           #   China Everbright, Ltd.                                                     2,508,000             978,460
               China Hong-Kong Photo Products Holdings, Ltd.                              3,627,000             340,906
           *   China Investments Holdings, Ltd.                                           1,186,800              25,626
           *   China Motion Telecom International, Ltd.                                     522,000              14,089
               China Motor Bus Co., Ltd.                                                     57,000             460,963
               China Online (Bermuda), Ltd.                                               1,062,600             171,682
               China Overseas Land & Investment, Ltd.                                     8,660,000           1,619,374
           *   China Rare Earth Holdings, Ltd.                                            3,562,000             448,423
           #   China Resources Land, Ltd.                                                 5,278,000             845,248
           *   China Rich Holdings, Ltd.                                                  2,554,000              10,176
           *   China Sci-Tech Holdings, Ltd.                                                541,600              14,507
           *   China Star Entertainment, Ltd.                                               607,380              24,874
           *   China Strategic Holdings, Ltd.                                             2,225,250             231,943
           #   China Travel International Investment, Ltd.                                8,228,000           2,265,350
           #   Chinese Estates Holdings, Ltd.                                             3,772,000           3,211,549
               Chinney Investments, Ltd.                                                  1,824,000             172,825
               Chow Sang Sang Holdings International, Ltd.                                1,534,800           1,073,020
               Chuangs China Investments, Ltd.                                            3,198,000             159,682
               Chuang's Consortium International, Ltd.                                    5,535,760             459,586
               Chun Wo Holdings, Ltd.                                                     2,688,000             323,475
               City e Solutions, Ltd.                                                       472,964              50,528
               City Telecom (H.K.), Ltd.                                                  1,932,000             197,666
           *   CNT Group, Ltd.                                                            1,428,000              25,706
           *   Coastal Greenland, Ltd.                                                    5,760,000             220,944
           #   COFCO International, Ltd.                                                  1,032,000             473,254
           *   Computer & Technologies Holdings, Ltd.                                       336,000              35,266
               Continental Holdings, Ltd.                                                   506,000              53,363
               Continental Mariner Investment Co., Ltd.                                   3,260,000             543,525
               COSCO International Holdings, Ltd.                                         2,236,000             334,729
               Coslight Technology International Group, Ltd.                              1,470,000             334,016
               Cosmos Machinery Enterprises, Ltd.                                           455,400              22,167
           *   Crocodile Garments, Ltd.                                                   1,720,000             129,842
           *   Dan Form Holdings Co., Ltd.                                                3,233,000             168,603
           *   DigitalHongKong.com                                                               12                   0
           *   Dynamic Global Holdings, Ltd.                                                990,000               5,344
               Dynamic Holdings, Ltd.                                                       624,000              95,740
               Easyknit International Holdings, Ltd.                                      6,022,400             163,972
           *   E-Kong Group, Ltd.                                                           250,200               4,374
           *   Emperor Entertainment Hotel, Ltd.                                            111,600              18,951
               Emperor International Holdings, Ltd.                                       4,051,000             546,034
           *   eSun Holdings, Ltd.                                                        2,384,400             643,451
               Ezcom Holdings, Ltd.                                                          67,280                 431
               Fairwood Holdings, Ltd.                                                       67,500              36,389
           #   Far East Consortium International, Ltd.                                    2,499,501           1,016,604
           *   Far East Hotels & Entertainment, Ltd.                                      1,428,000              96,907

           *   Far East Technology International, Ltd.                                       81,600              14,467
               First Sign International Holdings, Ltd.                                    2,440,000              81,241
               Four Seas Frozen Food Holdings, Ltd.                                         814,000             119,164
           *   GeoMaxima Energy Holdings, Ltd.                                            2,950,000              22,736
           *   Global China Group Holdings, Ltd.                                          3,050,000             148,843
               Global Green Tech Group, Ltd.                                              2,676,000             288,321
               Gold Peak Industries (Holdings), Ltd.                                      2,021,000             407,293
               Golden Resources Development International, Ltd.                           3,855,000             170,918
           *   Gold-Face Holdings, Ltd.                                                   1,158,000                   0
               Goldlion Holdings, Ltd.                                                    3,328,000             426,298
           *   Golik Holdings, Ltd.                                                       1,216,000              35,634
           *   Gorient Holdings, Ltd.                                                         2,697                  13
               Grande Holdings, Ltd.                                                        450,000             424,644
           #   Great Eagle Holdings, Ltd.                                                 1,661,537           3,782,641
           *   Great Wall Cybertech, Ltd.                                                11,392,830              14,643
               Group Sense (International), Ltd.                                          1,462,000             110,438
               Guangzhou Investment Co., Ltd.                                            28,430,000           2,184,201
           *   G-Vision International (Holdings), Ltd.                                      298,000               3,830
               Hang Fung Gold Technology, Ltd.                                            2,536,000             383,569
               Hang Ten Group Holdings, Ltd.                                                  2,670                 380
               Hanny Holdings, Ltd.                                                         350,450             133,620
           *   Hansom Eastern Holdings, Ltd.                                              2,082,600               8,012
               Harbour Centre Development, Ltd.                                           1,362,000           2,262,571
           *   Hen Fung Holdings, Ltd.                                                      392,000               7,526
               Henderson China Holdings, Ltd.                                             1,719,000           1,697,814
               High Fashion International, Ltd.                                             962,000             205,168
           #   HKR International, Ltd.                                                    5,172,000           3,407,435
               Hon Kwok Land Investment Co., Ltd                                          1,438,000             373,102
               Hong Kong and Shanghai Hotels, Ltd.                                        3,912,798           4,087,186
               Hong Kong Catering Management, Ltd.                                          384,000              75,805
           *   Hong Kong Construction Holdings, Ltd.                                      4,107,000             279,180
               Hong Kong Ferry (Holdings) Co., Ltd.                                       1,577,000           1,891,646
           *   Hong Kong Parkview Group, Ltd.                                               646,000              30,721
               Hongkong Chinese, Ltd.                                                     4,850,000             684,213
           *   Hop Hing Holdings, Ltd.                                                      604,000              22,513
               Hopewell Holdings, Ltd.                                                    1,493,800           3,689,229
               Hopson Development Holdings, Ltd.                                          1,758,000             952,944
           *   Hsin Chong Construction Group, Ltd.                                        1,920,000             103,446
               Hua Han Bio-Pharmaceutical Holdings, Ltd.                                  1,212,000             143,143
               Huafeng Textile International Group, Ltd.                                  2,122,000             110,315
           *   Hualing Holdings, Ltd.                                                     4,990,000             115,524
               Hysan Development Co., Ltd.                                                  325,519             654,865
           *   I-China Holdings, Ltd.                                                       388,360               9,491
           *   Imagi International Holdings, Ltd.                                           324,000              40,817
           *   Interchina Holdings Co., Ltd.                                              2,475,000              31,413
               International Bank of Asia, Ltd.                                           2,621,000           1,049,941
           *   Inworld Group, Ltd.                                                           40,798                  78
               ITC Corp., Ltd.                                                            3,868,000             257,621
           *   Jessica Publications, Ltd.                                                 1,015,200              41,754
           *   Jinchang Pharmaceutical Holdings, Ltd.                                       507,600                   0
           #   Jinhui Holdings Co., Ltd.                                                    978,000             273,400
           #   K Wah International Holdings, Ltd.                                         4,766,244           1,574,957
           *   Kader Holdings Co., Ltd.                                                     857,000              20,945
               Karce International Holdings Co., Ltd.                                     1,608,000              78,281

               Keck Seng Investments (Hong Kong), Ltd.                                      570,000             146,268
               Kee-Shing Holdings Co., Ltd.                                                 256,000              33,219
               Kin Yat Holdings, Ltd.                                                     1,172,000             108,239
               King Fook Holdings, Ltd.                                                     338,000              23,410
               Kowloon Development Co., Ltd.                                              1,157,000           1,269,601
               KTP Holdings, Ltd.                                                           758,000              48,571
               Kwoon Chung Bus Holdings, Ltd.                                             1,432,000             310,606
           *   Lai Fung Holdings, Ltd.                                                    4,773,437             124,600
           *   Lai Sun Development Co., Ltd.                                              3,358,800              51,649
           *   Lai Sun Garment (International), Ltd.                                      4,286,000             260,776
               Lam Soon (Hong Kong), Ltd.                                                   203,250              73,277
               Lerado Group (Holding) Co., Ltd.                                             356,000              45,247
           *   LifeTec Group, Ltd.                                                        7,460,000              78,448
               Lippo, Ltd.                                                                1,362,000             323,517
               Liu Chong Hing Bank, Ltd.                                                  1,997,000           2,919,393
               Liu Chong Hing Investment, Ltd.                                            1,360,000           1,273,145
               Luks Industrial Group, Ltd.                                                1,386,560             199,014
           *   MACRO-LINK International Holdings, Ltd.                                      843,750              25,523
               Magnificent Estates, Ltd.                                                 19,628,600             344,451
           *   Media Partners International Holdings, Inc.                                2,794,000             205,834
               Melbourne Enterprises, Ltd.                                                   41,000             167,049
               Midas International Holdings, Ltd.                                         2,170,000             164,352
               Min Xin Holdings, Ltd.                                                     1,652,000             305,308
               Miramar Hotel & Investment Co., Ltd.                                       1,587,000           2,383,622
           *   Morning Star Resources, Ltd.                                               3,075,000              31,618
           *   Nam Fong International Holdings, Ltd.                                      1,740,000              16,773
           *   Nam Hing Holdings, Ltd.                                                      538,000              16,223
               Nanyang Holdings, Ltd.                                                       101,350             117,396
               National Electronics Holdings, Ltd.                                        5,104,000             160,386
           *   New City (Beijing) Development, Ltd.                                           6,760                 230
               New Hanison Construction Hldg                                                231,373              20,491
         * #   New World China Land, Ltd.                                                 5,728,000           1,928,905
           *   New World Cyberbase, Ltd.                                                      4,240                 214
               New World Development Co., Ltd.                                            6,792,370           7,086,409
           *   New World TMT, Ltd.                                                        3,009,400             177,359
           *   Nippon Asia Investments Holdings, Ltd.                                       749,100               8,473
           *   Onfem Holdings, Ltd.                                                       2,374,000             158,107
               Orient Power Holdings, Ltd.                                                2,182,573              83,923
               Oriental Watch Holdings, Ltd.                                              1,128,000             224,328
           #   Pacific Andes International Holdings, Ltd.                                 3,386,000             586,174
               Pacific Century Insurance Holdings, Ltd.                                     478,000             186,925
           *   Pacific Plywood Holdings, Ltd.                                            10,094,000              33,617
           #   Paul Y. ITC Construction Holdings, Ltd.                                    2,669,088             710,235
               Peace Mark Holdings, Ltd.                                                    537,510             143,035
               Perfectech International Holdings, Ltd.                                      966,000              83,815
               Pico Far East Holdings, Ltd.                                               1,554,000             240,956
               Playmates Holdings, Ltd.                                                   1,492,000             307,540
               Pokfulam Development Co., Ltd.                                               244,000             100,204
           *   Pokphand (C.P.) Co., Ltd.                                                  7,548,000             310,949
           *   Poly Investments Holdings, Ltd.                                            1,428,000              21,082
           *   Premium Land, Ltd.                                                         1,792,500              73,724
               Prime Success International Group, Ltd.                                      800,000             199,101
               Proview International Holdings, Ltd.                                       2,082,000             336,271
           *   QPL International Holdings, Ltd.                                             651,000              76,723

         * #   Regal Hotels International Holdings, Ltd.                                 31,424,179           2,732,565
           *   Rexcapital International Holdings, Ltd.                                    5,170,090             109,643
           *   Rivera Holdings, Ltd.                                                      3,152,000              92,765
           *   Riverhill Holdings, Ltd.                                                      54,398                 755
           *   RNA Holdings, Ltd.                                                           580,200               2,013
               Roadshow Holdings, Ltd.                                                    2,956,000             322,015
               S.A.S.Dragon Holdings, Ltd.                                                  862,400              96,322
               San Miguel Brewery Hong Kong, Ltd.                                         1,130,400             276,454
               Sea Holdings, Ltd.                                                         1,444,000             574,571
           *   Seapower Resources International, Ltd.                                       167,100               3,514
           *   Shanghai Land Holdings, Ltd.                                                 352,000                   0
           #   Shanghai Real Estates, Ltd.                                                1,828,000             196,989
               Shell Electric Manufacturing (Holdings) Co., Ltd.                          1,270,974             234,801
               Shenyin Wanguo (Hong Kong), Ltd.                                           2,085,000             176,295
               Shougang Concord Century Holdings, Ltd.                                    1,000,000              85,925
           *   Shougang Concord Grand (Group), Ltd.                                         833,000              77,894
           *   Shougang Concord Technology Holdings, Ltd.                                 6,119,035             316,858
           *   Shun Ho Resources Holdings, Ltd.                                             510,000              35,659
               Shun Ho Technology Holdings, Ltd.                                            814,380              65,611
               Shun Tak Holdings, Ltd.                                                    3,313,000           3,119,134
           *   Sincere Co., Ltd.                                                          2,258,000             150,824
               Sino Hotels (Holdings), Ltd.                                                 282,772             186,870
           *   Sino Prosper Holdings, Ltd.                                                1,680,000              43,520
           *   Sino-I.com, Ltd.                                                          59,317,000             943,942
               Sinolink Worldwide Holdings, Ltd.                                          4,286,400             747,648
               Sinopec Kantons Holdings, Ltd.                                             3,866,000             545,092
               SIS International Holdings, Ltd.                                             326,000              27,165
               SNP Leefung Holdings, Ltd.                                                   128,000              22,087
           *   Softbank Investment International (Strategic), Ltd.                        4,112,000              40,568
           *   South China Holdings, Ltd.                                                 4,060,800             151,360
               South China Industries, Ltd.                                               1,182,000             114,397
           *   South Sea Holdings Co., Ltd.                                             136,150,000             505,661
               Starlight International Holdings, Ltd.                                     2,910,000             257,471
               Stelux Holdings International, Ltd.                                        2,779,552             306,272
               Styland Holdings, Ltd.                                                     1,359,999               4,370
           *   Sun Fook Kong Holdings, Ltd.                                               4,518,000              75,999
               Sun Hung Kai & Co., Ltd.                                                   3,340,000             882,554
           *   Sunday Communications, Ltd.                                                4,227,000             277,145
               Sunway International Holdings, Ltd.                                        1,002,000              35,393
               Tai Cheung Holdings, Ltd.                                                  1,899,000             991,323
               Tai Fook Securities Group, Ltd.                                            1,506,000             193,338
               Tai Sang Land Development, Ltd.                                            1,033,900             341,067
               Tak Sing Alliance Holdings, Ltd.                                           1,299,335              56,519
           #   Tan Chong International, Ltd.                                              2,943,000             544,574
           #   TCL International Holdings, Ltd.                                           3,916,000             702,632
               Tern Properties Co., Ltd.                                                    168,000              52,903
           *   Tian An China Investments Co., Ltd.                                        2,765,700             692,251
               Tian Teck Land, Ltd.                                                         800,000             282,848
               Tianjin Development Holdings, Ltd.                                         2,878,000           1,025,252
           *   Tomorrow International Holdings, Ltd.                                        330,600              29,669
               Topsearch International (Holdings), Ltd.                                   2,526,000             304,654
               Tungtex (Holdings) Co., Ltd.                                                 558,000             207,692
           *   Tysan Holdings, Ltd.                                                         614,000              16,730
           *   U-Cyber Technology Holdings, Ltd.                                            370,000               8,703

           *   Universe International Holdings, Ltd.                                        301,756               1,862
               USI Holdings, Ltd.                                                           671,999             181,063
               Van Shung Chong Holdings, Ltd.                                             1,672,000             191,010
           *   Wah Nam International Holdings, Ltd.                                          12,600                 240
               Wai Kee Holdings, Ltd.                                                     2,863,000             566,590
               Wellnet Holdings, Ltd.                                                     3,457,000             190,845
           #   Wheelock Properties, Ltd.                                                  6,271,000           3,216,844
           *   Winfoong International, Ltd.                                               4,248,000             283,292
               Wing On Co. International, Ltd.                                            1,049,000           1,481,569
           *   Wing On Travel Holdings, Ltd.                                                241,200              52,512
           *   Wing Shan International, Ltd.                                              1,612,000              80,586
               Winsor Properties Holdings, Ltd.                                             110,000             113,602
           *   Wo Kee Hong Holdings                                                       4,282,332              25,760
               Wong's International (Holdings), Ltd.                                        209,000              20,196
               World Houseware (Holdings), Ltd.                                             672,342              20,757
               Y. T. Realty Group, Ltd.                                                   1,166,000             166,274
               Yangtzekiang Garment Manufacturing Co., Ltd.                                 372,000              89,732
           *   Yaohan International Holdings, Ltd.                                        1,660,000                   0
               Yau Lee Holdings, Ltd.                                                     1,409,750             122,843
           *   Yue Fung International Group Holding, Ltd.                                    31,490               4,250
               Yugang International, Ltd.                                                29,698,000             456,918
           *   Zhu Kuan Development Co., Ltd.                                             2,226,000             151,408
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $90,997,174)                                                                                     113,739,849
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Hong Kong Dollars                                                                                512,501
                                                                                                       ----------------
     (Cost $512,413)

     RIGHTS/WARRANTS -- (0.0%)
           *   B.A.L. Holdings, Ltd. Rights 06/10/05                                          1,359                  31
           *   China Credit Holdings Warrants 09/30/09                                       39,200                 479
           *   Lai Sun Garment (International), Ltd. Rights 06/24/05                        535,750                   0
           *   Playmates Holdings, Ltd. Warrants 05/23/06                                   298,400               6,942
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    7,452
                                                                                                       ----------------

     TOTAL -- HONG KONG
     (Cost $91,509,587)                                                                                     114,259,802
                                                                                                       ----------------

     NETHERLANDS -- (2.4%)
     COMMON STOCKS -- (2.4%)
               AM NV                                                                        548,108           5,737,708
               Batenburg Beheer NV                                                            1,800              82,483
           *   Begemann Groep NV                                                             24,247              72,505
           *   Begemann Groep NV Series B                                                    44,600              10,977
               Boskalis Westminster NV                                                       23,304             845,968
           #   Brunel International NV                                                       22,100             275,512
           #   Buhrmann NV                                                                1,304,396          11,954,027
               DOCdata NV                                                                    24,290             179,414
         * #   Draka Holding NV                                                             181,764           2,420,405

           *   Econosto NV                                                                   23,804              89,296
               Gamma Holding NV                                                              58,811           2,467,591
               Gemeenschappeljk Bezit Crown van Gelder NV                                    35,962             810,597
               Grolsche NV                                                                      720              20,921
               Grontmij NV                                                                   20,061           1,271,627
         * #   Hagemeyer NV                                                               1,953,439           4,640,904
           #   Heijmans NV                                                                  259,547          11,087,048
               Kas Bank NV                                                                  108,358           2,087,437
           *   Kendrion NV                                                                   51,681              92,760
               Koninklijke Bam NV                                                            81,843           5,164,262
               Koninklijke Nedlloyd NV                                                      106,876           7,334,089
               Koninklijke Ten Cate NV                                                       46,495           3,912,506
               Koninklijke Vopak NV                                                         100,542           2,301,402
               MacIntosh NV                                                                  23,191             976,121
           *   Maverix Capital NV                                                               900              42,085
               Nutreco Holding NV                                                            19,168             617,202
           #   Oce NV                                                                       302,283           4,379,688
               Reesink NV                                                                     2,110             191,047
               Roto Smeets de Boer NV                                                        22,107           1,278,352
           *   Samas-Groep NV                                                                62,743             488,031
           *   Seagull Holding NV                                                             2,000               7,746
         * #   Semiconductor Industries NV                                                  201,732           1,015,041
               Smit Internationale NV                                                        27,875           1,299,149
               Stork NV                                                                      92,187           3,660,740
           *   Textielgroep Twenthe NV                                                        1,200               3,692
           *   Tulip Computers NV                                                            38,643               8,144
               Twentsche Kabel Holding NV                                                    23,496           1,022,994
               Univar NV                                                                    181,591           5,470,815
               Van Der Mollen Holding NV                                                    407,948           2,056,718
         * #   Versatel Telecom International NV                                            534,428           1,282,912
               Wegener Arcade NV .                                                          190,704           2,369,922
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $64,933,316)                                                                                      89,029,838
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boskalis Westminster NV Coupons 06/02/05                                      23,304                   0
           *   Nutreco Holding NV Coupons 06/07/05                                           19,168                   0
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                        0
                                                                                                       ----------------

     TOTAL -- NETHERLANDS
     (Cost $64,933,316)                                                                                      89,029,838
                                                                                                       ----------------

     ITALY -- (2.3%)
     COMMON STOCKS -- (2.3%)
           *   A.S. Roma SpA                                                                208,000             133,909
           #   Acegas SpA                                                                   160,674           1,888,693
           #   Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                    390,465           2,622,509
           *   Alitalia Linee Aeree Italiane SpA Series A                                17,578,590           5,588,308
           #   Banca Popolare Dell'etruria e Del Lazio Scrl                                 177,372           2,574,257
               Banca Popolare di Spoleto SpA                                                    500               5,693

           #   Banco Piccolo Valellinese Scarl SpA                                           11,847             179,051
           #   Benetton Group SpA                                                           498,034           4,519,377
               Biesse SpA                                                                   120,000             552,606
               Buzzi Unicem SpA                                                              28,500             410,091
           #   Caltagirone Editore SpA                                                      392,553           3,505,392
               Caltagirone SpA                                                              595,400           4,672,906
               Carraro SpA                                                                  108,000             532,037
               Cembre SpA                                                                    12,452              57,624
               Cementir Cementerie del Tirreno SpA                                          929,859           4,627,501
               Centrale del Latte di Torino & Co. SpA                                        51,557             283,904
               CIR SpA (Cie Industriale Riunite), Torino                                  1,315,000           3,634,413
           *   Cirio Finanziaria SpA                                                        960,000             205,552
               Credito Artigiano SpA                                                         66,193             274,435
           #   Cremonini SpA                                                                115,750             349,812
           *   CSP International Industria Calze SpA                                         97,000             133,341
           #   Danieli & C.Officine Meccaniche SpA                                          205,825           1,263,585
           #   De Longhi SpA                                                                752,732           2,775,099
           *   Ducati Motor Holding SpA                                                     100,000             123,047
           *   Finarte Casa d'Aste SpA (Milano)                                               5,000               6,077
         * #   Finarte Partecipazioni Pro Arte SpA                                        1,472,050             147,995
           #   Gefran SpA                                                                    87,647             512,359
               Gemina SpA                                                                 1,933,934           3,298,860
           *   Giacomelli SpA                                                               168,000              37,212
           *   Giovanni Crespi SpA                                                          302,100             316,715
               Gruppo Ceramiche Ricchetti SpA                                               269,565             541,558
               I Grandi Viaggi SpA                                                          214,867             262,126
         * #   Immobiliare Lombardia SpA                                                  2,796,456             773,890
               Immsi SpA                                                                    211,292             405,398
               Impregilo SpA                                                                317,000           2,537,514
               Industria Romagnola Conduttori Elettrici SpA                                 141,624             519,417
           *   Intek SpA                                                                    595,199             518,883
               Italmobiliare SpA, Milano                                                     29,780           1,849,944
               La Doria SpA                                                                 124,000             370,371
           *   Lavorwash SpA                                                                 43,000             126,722
               Linificio and Canapificio Nazionale SpA                                       46,250             161,167
               Maffei SpA                                                                   128,000             273,172
               Manifattura Lane Gaetano Marzotto & Figli SpA                                212,000           4,661,460
           *   Meliorbanca SpA                                                              327,438           1,249,164
               Milano Assicurazioni SpA                                                     732,200           4,162,517
           #   Monrif SpA                                                                   183,000             299,088
           *   Montefibre SpA                                                               556,474             208,452
           *   NGP SpA                                                                       42,059              18,115
           *   Olidata SpA                                                                  170,291             196,398
           *   Opengate Group SpA                                                            22,800              53,588
           *   Pagnossin SpA                                                                 79,000              59,438
           *   Partecipazioni Italiane SpA                                                  198,125              69,240
               Pininfarina SpA                                                               10,416             293,571
           #   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                   1,904,588           3,687,641
               Premuda SpA                                                                  708,444           1,340,377
           *   Ratti SpA                                                                    175,906             136,079
           *   Reno de Medici SpA, Milano                                                 1,355,135           1,241,627
           *   Richard-Ginori 1735 SpA                                                      134,357              83,315
           *   Risanamento Napoli SpA                                                     1,381,281           4,987,140
               SAES Getters SpA                                                              31,000             580,966

           *   Sirti SpA                                                                    139,803             324,452
               SISA (Societa Imballaggi Speciali Asti SpA)                                  113,283             349,265
         * #   SNIA SpA                                                                   1,188,493             412,921
           *   Societa Partecipazioni Finanziarie SpA                                       581,463             353,852
               Sogefi SpA                                                                   101,876             493,893
               Sol SpA                                                                      102,000             621,234
           *   Sorin SpA                                                                     35,430             106,057
           *   STA Metallurgica Italiana SpA                                              1,622,949           1,300,364
               Stefanel SpA                                                                 272,131           1,339,065
               Targetti Sankey SpA                                                          100,000             655,933
               Terme Demaniali di Acqui SpA                                                 553,330             804,097
               Trevi-Finanziaria Industriale SpA                                            322,240             714,369
           *   Vemer Siber Group SpA                                                         13,800               6,364
               Vianini Industria SpA                                                        163,800             549,920
               Vianini Lavori SpA                                                           233,090           1,994,309
           *   Zucchi (Vincenzo) SpA                                                        122,989             524,361
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $56,528,188)                                                                                      87,451,154
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Roncadin SpA Warrants 10/15/07                                                63,180              19,087
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ITALY
     (Cost $56,528,188)                                                                                      87,470,241
                                                                                                       ----------------

     SINGAPORE -- (1.7%)
     COMMON STOCKS -- (1.7%)
           *   Acma, Ltd.                                                                 3,856,500              80,415
               Allgreen Properties, Ltd.                                                  5,592,000           3,614,836
               Amtek Engineering, Ltd.                                                      755,000             402,746
               Apollo Enterprises, Ltd.                                                     240,000              79,194
           *   ASA Group Holdings, Ltd.                                                     857,000             138,329
               Ascott Group, Ltd.                                                         7,610,038           2,208,614
           *   Asia Food and Properties, Ltd.                                             1,820,000             545,099
               Auric Pacific Group, Ltd.                                                     57,000              34,613
               Beyonics Technology, Ltd.                                                  2,122,500             393,146
           *   Blu Inc. Group, Ltd..                                                      1,085,000             100,897
               Bonvests Holdings, Ltd.                                                      675,400             226,942
           *   Causeway Investment, Ltd.                                                    539,000              61,526
           *   Chemical Industries (Far East), Ltd.                                          40,000              13,319
               China Merchants Holdings Pacific, Ltd.                                       469,000             169,753
               CIH, Ltd.                                                                    355,000             571,096
           *   CK Tang, Ltd.                                                                983,000             224,559
               Courts Singapore, Ltd.                                                       760,000             246,633
               Eagle Brand Holdings, Ltd.                                                 5,722,000             240,130
               Eastern Asia Technology, Ltd.                                                884,000             111,157
           *   Econ International, Ltd.                                                   1,412,000              38,121
               ECS Holdings, Ltd.                                                         1,636,000             279,388
               Eng Wah Organisation, Ltd.                                                   481,000              86,396
           *   Excel Machine Tools, Ltd.                                                    473,000               4,257
           *   Federal International (2000), Ltd.                                           167,000              22,474

           *   Firstlink Investments Corp., Ltd.                                            923,000              30,334
               G & W Group Holdings, Ltd.                                                   244,039              21,230
               GB Holdings, Ltd.                                                            231,000             134,359
               GK Goh Holdings, Ltd.                                                        412,000             226,080
           *   GP Batteries International, Ltd.                                             195,000             219,641
               Guocoland, Ltd.                                                            3,092,000           2,501,057
               Hiap Moh Corp., Ltd.                                                          10,125               1,868
               Ho Bee Investment, Ltd.                                                    1,277,000             275,744
               Hong Fok Corp., Ltd.                                                       1,924,000             265,648
           #   Hong Leong Finance, Ltd.                                                     457,000             926,054
               Hotel Grand Central, Ltd.                                                    655,400             178,938
               Hotel Plaza, Ltd.                                                            942,000             505,827
               Hotel Properties, Ltd.                                                     2,333,000           1,762,220
               Hour Glass, Ltd.                                                             349,000             132,619
               Hwa Hong Corp., Ltd.                                                       3,329,000           1,159,085
               International Factors (Singapore), Ltd.                                       22,000               7,396
           *   Interra Resources, Ltd.                                                       27,836               3,237
           *   Intraco, Ltd.                                                                316,000              62,549
               IPC Corp., Ltd.                                                              812,000              53,299
               Isetan (Singapore), Ltd.                                                     152,000             282,724
               Jurong Engineering, Ltd.                                                     199,000             265,865
               K1 Ventures, Ltd.                                                          7,899,000           1,252,728
               Keppel Land, Ltd.                                                          3,609,000           4,927,558
               Kian Ann Engineering, Ltd.                                                   861,000              77,531
           *   Koh Brothers, Ltd.                                                         1,445,000              77,907
               Lee Kim Tah Holdings, Ltd.                                                 2,313,000             381,566
           *   Leong Hin Holdings, Ltd.                                                     516,000              94,262
               Low Keng Huat Singapore, Ltd.                                                368,000              92,050
               Lum Chang Holdings, Ltd.                                                   1,211,000             218,309
               Magnecomp International, Ltd.                                                526,000             273,390
               Marco Polo Developments, Ltd.                                              2,153,000           3,523,432
           #   MCL Land, Ltd.                                                             1,863,000           1,372,868
               Metro Holdings, Ltd.                                                       2,980,800             901,742
               Natsteel, Ltd.                                                               214,000             278,169
           *   Orchard Parade Holdings, Ltd.                                              1,293,625             290,245
               Overseas Union Enterprise, Ltd.                                              459,000           2,297,963
               Pan-United Corp., Ltd.                                                     1,101,000             199,625
               Pan-United Marine, Ltd.                                                      550,500              96,246
           *   Penguin Boat International, Ltd.                                             642,000              40,758
               Pertama Holdings, Ltd.                                                       105,000              18,274
               PSC Corp., Ltd.                                                            6,076,000             291,990
               QAF, Ltd.                                                                  1,460,000             446,970
           #   Raffles Holdings, Ltd.                                                     9,898,000           4,157,769
               San Teh, Ltd.                                                                579,000             114,390
               Singapore Land, Ltd.                                                       1,507,000           4,688,837
               Singapore Reinsurance Corp., Ltd                                           1,551,000             246,744
               Singapore Shipping Corp., Ltd.                                             2,153,000             644,149
               Singapura Finance, Ltd.                                                       84,000              74,602
               SNP Corp., Ltd.                                                              389,500             209,962
           *   SP Corp., Ltd.                                                                55,000               2,274
               Ssangyong Cement (Singapore), Ltd.                                            77,000              41,776
               Stamford Land Corp., Ltd.                                                  4,308,000             659,025
               Straits Trading Co., Ltd.                                                  2,446,200           3,313,235
           *   Sunright, Ltd.                                                               196,000              29,817

               Superior Metal Printing, Ltd.                                                552,000              56,358
               TT International, Ltd.                                                     1,391,000             145,912
           *   Tuan Sing Holdings, Ltd.                                                   4,197,000             238,014
           *   Ultro Technologies, Ltd.                                                     693,000              32,839
               United Engineers, Ltd.                                                     1,038,666           1,039,630
               United Industrial Corp., Ltd.                                              7,075,000           4,365,937
               United Overseas Land, Ltd.                                                 3,262,000           4,294,281
               United Pulp & Paper Co., Ltd.                                                391,000             102,998
               WBL Corp., Ltd.                                                              445,500             822,311
               Wing Tai Holdings, Ltd.                                                    3,320,333           1,768,406
               Xpress Holdings, Ltd.                                                        370,000              11,112
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $53,489,169)                                                                                      63,123,375
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Singapore Dollars                                                                                599,276
                                                                                                       ----------------
     (Cost $601,845)
     TOTAL -- SINGAPORE
     (Cost $54,091,014)                                                                                      63,722,651
                                                                                                       ----------------

     BELGIUM -- (1.7%)
     COMMON STOCKS -- (1.7%)
           #   Ackermans & Van Haaren SA                                                      7,990             317,041
               Associated Weavers International                                              20,791             199,610
               Banque Nationale de Belgique                                                     909           3,733,917
           #   Bekaert SA                                                                    39,600           2,935,694
           #   CFE (Compagnie Francois d'Entreprises)                                         3,812           1,537,924
               Cofinimmo SA                                                                  73,153          11,617,615
           #   Compagnie Maritime Belge                                                     245,295           8,009,858
           #   D'Ieteren SA                                                                   9,562           1,898,680
               Euronav SA                                                                   245,295           7,265,763
           #   Exmar NV                                                                      29,600           1,781,801
               Floridienne NV                                                                 1,900             135,638
           *   Immobel (Cie Immobiliere de Belgique SA)                                      33,202           1,427,905
           *   Integrated Production & Test Engineering NV                                   28,600             153,019
           *   Ion Beam Application SA                                                      183,300           1,261,871
           *   Ipso-Ilg SA                                                                   38,662             345,001
               Nord-Sumatra Investissements SA                                                  421             189,242
               Papeteries de Catala SA                                                          450              49,838
           #   Quick Restaurants SA                                                          38,332             732,197
           *   Quick Restaurants VVPR                                                        27,380                 337
           #   Recticel SA                                                                   97,731             829,784
               Rosier SA                                                                        200              31,362
         * #   Sait Radioholland                                                             21,764             115,247
           #   Sapec SA                                                                       7,671             774,127
           *   Solvus SA                                                                    146,000           2,798,258
               Spector Photo Group SA                                                        11,701              93,700
           *   Systemat SA                                                                   68,225             461,970
           #   Telindus Group SA                                                            253,662           2,806,767
           #   Tessenderlo Chemie                                                           235,667           9,128,010
           #   Warehouses de Pauw Sicafi                                                     37,195           1,623,436
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $40,802,998)                                                                                      62,255,612
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Belge des Betons Contingent Rights                                            12,520                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- BELGIUM
     (Cost $40,802,998)                                                                                      62,255,612
                                                                                                       ----------------

     SPAIN -- (1.4%)
     COMMON STOCKS -- (1.4%)
         * #   Amper SA                                                                     101,200             640,874
         * #   Avanzit SA                                                                    76,700             137,026
           #   CAF (Construcciones y Auxiliar de Ferrocarriles SA)                           11,875           1,156,431
               Cementos Portland SA                                                          30,532           2,096,412
               Cie Automotive SA                                                             17,839             272,515
               Cortefiel SA                                                                 364,515           8,369,199
           *   Dogi International Fabrics SA                                                 21,900             135,506
         * #   Duro Felguera SA                                                              65,433             905,731
         * #   Ercros SA                                                                  1,605,154           2,115,502
           *   Espanola del Zinc SA                                                          53,703             121,596
               Funespana SA                                                                  43,617             434,460
               Global Steel Wire SA                                                          73,031             394,108
           #   Grupo Empresarial Ence SA                                                    122,580           3,344,194
               Hullas del Coto Cortes                                                         7,000              84,218
               Iberpapel Gestion SA                                                          69,862           1,460,713
               Inbesos SA                                                                    26,897             282,037
               Inmobiliaria Colonial SA ICSA                                                 79,400           4,119,315
               Inmobiliaria Urbis SA                                                        288,600           4,897,439
           *   LSB (La Seda de Barcelona SA) Series B                                       211,150             649,447
           *   Mecalux SA                                                                   101,989           1,287,947
           *   Nicolas Correa SA                                                             37,386             246,395
               Obrascon Huarte Lain SA                                                      560,306           6,624,971
               Pescanova SA                                                                  63,141           1,405,923
         * #   Service Point Solutions SA                                                   107,972             477,867
           #   Sol Melia SA                                                                 111,200           1,167,137
               Tavex Algodonera SA                                                          139,958             585,018
         * #   Tecnocom Telecomunicaciones y Energia SA                                      35,910             281,230
           #   Tubacex SA                                                                 1,140,716           3,846,207
               Tubos Reunidos SA                                                             10,300             138,145
               Unipapel SA                                                                   74,558           1,612,597
         * #   Uralita SA                                                                   672,840           3,356,601
           *   Urbanizzciones y Transportes SA                                               79,329             121,044
               Vidrala SA, Alava                                                             10,880             218,158
           #   Viscofan Industria Navarra de Envolturas Celulosicas SA                       24,100             233,630
                                                                                                       ----------------

     TOTAL -- SPAIN
     (Cost $23,550,052)                                                                                      53,219,593
                                                                                                       ----------------

     GREECE -- (1.2%)
     COMMON STOCKS -- (1.2%)
           *   A. Cambas Holding & Real Estate S.A.                                          80,660             203,875
           *   Aegek S.A.                                                                   369,814             235,213
           *   Agrotiki Insurance S.A.                                                       44,150             142,798
               Alco Hellas ABEE S.A.                                                        145,300             221,184
           *   Allatini Industrial & Commercial Co.                                          58,400             112,397
               Alte Technological Co. S.A.                                                  299,816              29,384
           *   Altec Information & Communication Systems S.A.                               348,200             157,942
               Alumil Milonas S.A.                                                           88,060             257,593
           *   Aluminum of Attica S.A.                                                      337,348              78,860
               Anek Lines S.A.                                                              258,359             336,067
               Arcadia Metal Industry C. Rokas S.A.                                          84,011             814,658
           *   Aspis Bank S.A.                                                              155,920             490,909
           *   Aspis Pronia General Insurance S.A.                                          194,160             143,484
           *   Astir Palace Vouliagmenis S.A.                                                11,930              74,688
           *   Athens Medical Center S.A.                                                   418,340             904,235
               Athens Water Supply & Sewage Co. S.A.                                         58,200             407,665
               Atlantic Super Market S.A.                                                   129,593             207,323
               Attica Holdings S.A.                                                         482,314           1,706,295
               Atti-Kat S.A.                                                                378,008             222,457
               Bank of Greece                                                                41,488           5,237,533
           *   Bitros Holdings S.A.                                                          82,020             208,369
               Chipita S.A.                                                                 162,730             481,616
               Delta Holdings S.A.                                                           64,300             473,742
               Edrasi Psalllidas Technical Co. S.A.                                         117,012             102,055
               Egnatia Bank S.A.                                                            457,070           1,517,475
               El. D. Mouzakis S.A.                                                         123,900              78,726
               Elgeka S.A.                                                                   18,970              51,246
           *   Empedos S.A.                                                                  56,700               5,582
           *   Ergas S.A.                                                                   104,948              29,872
               ETEM S.A. Light Metals Industry                                              120,028             215,233
           *   Ethniki General Insurance Co. S.A.                                            73,570             306,824
           *   Etma Rayon S.A.                                                               39,176              78,956
           *   Euro Reliance General Insurance                                               16,470              20,802
               Euromedica S.A.                                                              109,200             231,980
           *   European Techniki                                                             98,150              27,779
           *   Fanco S.A.                                                                    44,900              10,936
           *   Forthnet S.A.                                                                 61,700             361,316
           *   Fourlis S.A.                                                                 155,000           1,326,650
               Frigoglass S.A.                                                              176,140             931,458
               G.Polyhronos S.A.                                                             27,800              21,862
               General Commercial & Industry                                                 96,240              85,082
           *   General Hellenic Bank                                                        124,299           1,224,662
               Halkor S.A.                                                                  132,600             236,380
               Hatziioannou S.A.                                                             97,400              86,190
               Hellas Can Packaging Manufacturers S.A.                                       64,287             546,529
           *   Hellenic Cables S.A.                                                         122,938             128,387
               Hellenic Fabrics S.A.                                                         55,000             131,721
               Hellenic Sugar Industry S.A.                                                  55,180             251,396
               Hellenic Technodomiki S.A.                                                   707,510           3,689,834
           *   Hermes Real Estate S.A.                                                      115,846             527,887
               Inform P. Lykos S.A.                                                          32,320             137,937
               Intracom Constructions S.A.                                                  129,640             165,336

               Intracom S.A.                                                                735,896           3,777,242
           *   J Boutaris & Son Holding S.A.                                                105,600              80,253
               J&P-Avax S.A.                                                                 74,430             347,727
               Kalpinis - N. Simos Steel Service Center                                      49,238             222,983
           *   Karatzis S.A.                                                                 58,710              68,254
               Kathimerini S.A.                                                              73,740             625,023
               Katselis Sons S.A.                                                            21,000              57,476
           *   Keranis Holdings SA                                                           53,625              19,744
               Kordellou Brothers S.A.                                                       17,200              39,900
           *   Lambrakis Press S.A.                                                         232,459             830,261
           *   Lavipharm S.A.                                                               160,616             183,594
           *   Loulis Mills S.A.                                                             77,428             131,626
           *   Maritime Company of Lesvos S.A.                                              164,000              78,608
           *   Maxim Knitwear Factory C.M. Pertsinidis                                       61,360              16,502
               Mesochoritis Bros. Construction Co. S.A.                                      89,900              31,928
               Michaniki S.A.                                                               309,918             677,663
               Minoan Lines S.A.                                                            328,387           1,250,260
               Mochlos S.A.                                                                 679,690             267,184
               Mytilineos Holdings S.A.                                                     128,870           1,550,639
           *   N. Levederis S.A.                                                             24,700              19,946
           *   N.B.G. Real Estate Development Co.                                           210,650             934,245
           *   Naoussa Spinning Mills S.A.                                                  286,650              66,494
           *   Nexans Hellas S.A.                                                            25,070              49,242
               Nikas S.A.                                                                    35,183             216,982
               Notos Com.Holdings S.A.                                                       11,808              45,241
               Pantechniki S.A.                                                             201,405             296,666
           *   Parnassos Enterprises S.A.                                                    93,550              70,911
           *   Pegasus Publishing & Printing S.A.                                           217,030             424,208
           *   Petzetakis S.A.                                                               88,200             138,449
           *   Pilias S.A.                                                                   85,264              14,573
               Piraeus Leasing                                                               23,551             188,251
           *   Prodeftiki Technical Co.                                                     164,900              54,576
           *   Sanyo Hellas S.A.                                                            323,808             174,694
               Sarantis S.A.                                                                154,900           1,157,117
               Sato S.A.                                                                     93,160              84,661
           *   Selected Textile Industry Assoc. S.A.                                        171,500              75,490
               Sfakianakis S.A.                                                              38,370             206,904
           *   Sheet Steel S.A.                                                              77,100              14,246
           *   Shelman Hellenic-Swiss Wood S.A.                                             155,548             170,190
               Silver and Baryte Ores Mining Co. S.A.                                        88,550             621,878
               Spyroy Agricultural House S.A.                                               103,200             133,210
           *   Stabilton S.A.                                                               221,900              21,845
               Strintzis Shipping Lines S.A.                                                486,146             632,203
               Technical Olympic S.A.                                                       626,840           3,599,418
           *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                              23,730               6,132
               Teletypos S.A. Mega Channel                                                   24,180              95,991
               Terna Tourist Technical & Maritime S.A.                                       33,100             256,722
               Themeliodomi S.A.                                                            140,360              86,464
               Thrace Plastics Co. S.A.                                                     210,660             315,661
           *   Varvaressos S.A. European Spinning Mills                                      36,350              21,918
           *   Veterin S.A.                                                                  62,096              66,506
               Vioter S.A.                                                                  227,695             276,867
           *   Vis Container Manufacturing Co.                                               12,511              34,004
           *   Zampa S.A.                                                                     1,750              22,433
                                                                                                       ----------------
     TOTAL -- GREECE
     (Cost $47,079,955)                                                                                      46,529,585
                                                                                                       ----------------

     NORWAY -- (1.2%)
     COMMON STOCKS -- (1.2%)
               ABG Sundal Collier ASA                                                        93,000              78,358
           #   Aker Yards ASA                                                                48,248           1,768,027
               Bonheur ASA                                                                   39,205           2,362,382
           *   Choice Hotel Scandinavia ASA                                                  13,000              40,471
           *   Dale of Norway Holding ASA                                                    18,200               6,483
               Det Norske Oljeselskap ASA Series A                                          161,379           1,852,728
           #   DOF ASA                                                                      182,000             670,143
               EDB Elektronisk Data Behandling ASA                                            1,800              13,650
               Farstad Shipping ASA                                                         101,600           1,179,470
         * #   Fjord Seafood ASA                                                          1,451,246             657,014
         * #   Fred Olsen Energy ASA                                                        303,500           6,090,271
               Ganger Rolf ASA                                                               42,950           2,410,921
               Gresvig ASA                                                                   13,300              79,812
           *   Home Invest ASA                                                                7,066               5,472
           *   Independent Oil Tools ASA                                                    137,172              38,242
               Kongsberg Gruppen ASA                                                         42,900             631,515
           *   Kverneland ASA                                                                39,457             488,789
               Leroy Seafood Group ASA                                                        6,000              39,452
         * #   Merkantildata ASA                                                          1,286,200             372,007
         * #   Nera ASA                                                                     660,611           1,402,045
         * #   Ocean Rig ASA                                                                437,549           2,861,111
               Odfjell ASA Series A                                                         353,896           6,749,111
           *   Petroleum Geo-Services ASA (New)                                               2,300             155,899
           *   Petrolia Drilling ASA                                                        388,760              36,686
           *   SAS AB                                                                        38,000             341,958
           *   Scana Industrier ASA                                                          33,500              18,564
           *   Sinvest ASA                                                                    6,003              24,813
               Smedvig ASA Series A                                                         281,900           4,935,011
         * #   Software Innovation ASA                                                       47,062             130,547
               Solstad Offshore ASA                                                         103,000           1,104,517
           *   Sparebk Midt-Norge                                                            19,650             852,982
         * #   Tandberg Data ASA                                                            107,700             138,393
           *   Tandberg Storage ASA                                                         107,700              41,664
         * #   Tandberg Television ASA                                                      152,300           1,741,883
         * #   TTS Marine ASA                                                                42,000             172,894
           *   Tybring-Gjed ASA                                                             163,020              79,979
               Veidekke ASA                                                                   7,000             138,614
               Wilhelmsen (Wilhelm), Ltd. ASA Series A                                      245,200           6,230,980
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $19,289,673)                                                                                      45,942,858
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Norwegian Krone                                                                                  131,648
                                                                                                       ----------------
     (Cost $132,307)
     TOTAL -- NORWAY
     (Cost $19,421,980)                                                                                      46,074,506
                                                                                                       ----------------

     IRELAND -- (1.1%)
     COMMON STOCKS -- (1.1%)
               Abbey P.L.C.                                                                 312,231           3,527,122
           *   Ardagh P.L.C.                                                                 77,019             222,724
           *   Datalex P.L.C.                                                               326,768             168,599
               Donegal Creameries P.L.C.                                                     28,204             133,621
           *   Dragon Oil P.L.C.                                                          2,523,854           4,188,019
               Fyffes P.L.C.                                                                700,000           1,963,449
               Grafton Group P.L.C.                                                         124,009           1,440,943
               Greencore Group P.L.C.                                                     1,692,615           7,112,044
               IFG Group P.L.C.                                                             368,564             421,791
           *   Iona Technologies P.L.C.                                                     146,143             489,615
               Irish Intercontental Group P.L.C.                                            321,133           3,797,891
               Jurys Hotel Group P.L.C.                                                     848,393          15,854,016
           *   Oakhill Group P.L.C.                                                          69,119              12,758
               Qualceram Shires P.L.C.                                                       30,338              41,066
               Readymix P.L.C.                                                              834,473           2,162,424
           *   Waterford Wedgwood P.L.C.                                                 14,057,269             709,229
                                                                                                       ----------------

     TOTAL -- IRELAND
     (Cost $33,658,244)                                                                                      42,245,311
                                                                                                       ----------------

     DENMARK -- (0.9%)
     COMMON STOCKS -- (0.9%)
               Aarhus Oliefabrik A.S. Aeries A                                               10,395             840,669
           *   Alm. Brand A.S.                                                               45,705           1,573,139
               Amagerbanken A.S.                                                              4,226             698,345
               Ambu International A.S. Series B                                              12,160             289,271
               Amtssparekassen Fyn A.S.                                                       4,181             712,837
           *   Andersen & Martini Series B                                                    3,500              18,230
               Arkil Holdings A.S. Series B                                                     680             101,165
               Bording (F.E.) A.S. Series B                                                     475              25,919
           *   Brodrene Hartmann A.S. Series B                                               13,560             359,174
           *   Brondbyernes I.F. Fodbold A.S. Series B                                        3,200              33,122
               Codan A.S.                                                                    52,875           2,586,881
               Dalhoff, Larsen & Hornemann A.S. Series B                                      3,663             336,211
           #   Dampskibsselsk Torm A.S.                                                      73,140           3,992,957
           *   Danionics A.S. Series A                                                       12,586               8,842
           *   Denka Holding A.S.                                                               400              22,785
               DFDS A.S., Copenhagen                                                         20,820           1,268,660
               DiskontoBanken A.S.                                                            1,301             290,807
               Djursland Bank                                                                 2,365             173,589
               East Asiatic Co., Ltd.                                                           802              50,281
               Egnsbank Han Herred                                                            3,181             508,630
           *   Fimiston Resources & Technology, Ltd.                                          2,000              36,309
           #   FLS Industries Series B                                                      138,986           2,585,197
               Foras Holding A.S. Series A                                                   31,379             425,418
           #   Forstaedernes Bank                                                             6,931             584,931

           *   Genmab A.S.                                                                   11,592             214,281
           *   Glostrup Plade Vaerksted Industri A.S.                                         2,600              73,080
               H&H International A.S. Series B                                                  500             114,805
               Harboes Bryggeri A.S.                                                            460             186,102
               Hedegaard (Peder P.) A.S.                                                      1,406             133,596
               Hojgaard Holding A.S. Series B                                                 7,075             219,888
               HVB Bank A.S.                                                                  3,110             164,587
               Lan & Spar Bank A.S.                                                           5,706             287,787
               Lokalbanken I Nordsjaelland A.S.                                               3,450             148,357
           *   Migatronic Series B                                                            1,294              40,012
               Mons Bank A.S.                                                                   424              63,525
               Morso Bank                                                                       240              38,013
               NKT Holding A.S.                                                              57,585           2,240,252
               Nordjyske Bank A.S.                                                            1,203             240,817
               Norresundby Bank                                                                 439             232,385
           *   NTR Holdings A.S.                                                              1,650              21,855
               Per Aarsleff A.S. Series B                                                     5,540             347,832
         * #   Pharmexa A.S.                                                                 42,400             156,865
               Ringkjobing Bank                                                               3,440             291,204
               Rockwool, Ltd.                                                                26,020           1,805,942
         * #   RTX Telecom A.S.                                                              11,600             112,969
               Salling Bank                                                                     500              49,592
               Sanistal A.S. Series B                                                         4,670             451,714
           *   Scanbox Danmark A.S. Series B                                                  3,400               1,085
               Scandinavian Brake Systems A.S.                                                  510              58,188
               Schouw & Co. A.S.                                                             31,885             845,142
               Skaelskor Bank                                                                 3,600             118,738
               Skjern Bank A.S.                                                               1,530             129,848
           *   Spaencom A.S.                                                                    300              14,187
               Spar Nord Bank A.S.                                                           11,919           1,475,825
               Sparbank Vest A.S.                                                            11,870             557,257
               Sparekassen Faaborg A.S.                                                       1,634             635,314
               Sydbank A.S.                                                                 175,700           3,644,934
         * #   TK Development                                                                26,740             169,711
           *   Torsana A.S. Series B                                                            200               4,795
               Totalbanken A.S.                                                                 600             101,713
               Treka A.S.                                                                    26,230             681,799
               Vestfyns Bank                                                                    500              63,956
               Vestjysk Bank A.S.                                                            19,420             674,449
               VT Holdings Shares B                                                           5,900             321,764
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $14,865,983)                                                                                      34,657,534
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Forstaedernes Bank Rights 06/07/05                                             6,931              18,337
           *   Pharmexa A.S. Rights 05/31/05                                                 42,400              23,487
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                   41,824
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Danish Krone                                                                                       7,756
                                                                                                       ----------------
     (Cost $8,165)
     TOTAL -- DENMARK
     (Cost $14,874,148)                                                                                      34,707,114
                                                                                                       ----------------

     AUSTRIA -- (0.8%)
     COMMON STOCKS -- (0.8%)
               Agrana Beteiligungs AG                                                        23,296           2,088,787
               Allgemeine Sparkasse Baugesellschaft                                             120              16,329
           *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft           273,399           2,358,125
           #   Boehler-Uddeholm AG                                                           83,224          10,740,940
           *   CA Immobilien Anlagen AG                                                     202,360           5,075,807
           *   Demeter Vermoegensverwaltung                                                 105,381                   0
           *   Eybl International AG                                                         14,402             354,088
               Flughafen Wien AG                                                             86,865           5,563,510
               Frauenthal Holding AG                                                          1,308             137,415
           *   General Partners Inmobilienbesitz AG                                           5,900              11,181
               Lenzing AG                                                                     1,950             461,968
               Linz Textil Holding AG                                                           200              34,333
               Oberbank AG                                                                    2,403             237,063
         * #   RHI AG, Wien                                                                  31,752             875,253
               Rosenbauer International AG                                                    1,462             107,598
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $23,726,554)                                                                                      28,062,397
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boehler-Uddeholm AG Rights 06/02/05                                           81,870                   0
           *   CA Immobilien Anlagen AG Rights 06/01/05                                     202,360               2,490
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                    2,490
                                                                                                       ----------------

     TOTAL -- AUSTRIA
     (Cost $23,726,554)                                                                                      28,064,887
                                                                                                       ----------------

     NEW ZEALAND -- (0.6%)
     COMMON STOCKS -- (0.6%)
               AFFCO Holdings, Ltd.                                                       4,822,896           1,323,156
               CDL Hotels New Zealand, Ltd.                                               3,112,559           1,220,916
               CDL Investments New Zealand, Ltd.                                            886,094             199,209
               Colonial Motor Co., Ltd.                                                     207,470             439,449
           *   Evergreen Forests, Ltd.                                                      648,900             136,870
               Fisher & Paykel Apppliances Holdings, Ltd.                                   131,412             286,306
           #   Fletcher Challenge Forests, Ltd.                                             352,153             876,787
               Independent Newspapers, Ltd. (Auckland)                                    1,213,784           5,314,350
               Met Lifecare, Ltd.                                                           161,905             375,270
           *   New Zealand Oil & Gas, Ltd.                                                  308,137             185,708
               New Zealand Refining Co., Ltd.                                                12,100             287,285
               Northland Port Corp. (New Zealand), Ltd.                                      24,300              51,298
           *   Pan Pacific Petroleum NL                                                     374,079              34,036
               Pyne Gould Guinness, Ltd.                                                    246,048             302,703

               Richina Pacific, Ltd.                                                        929,648             477,034
           *   Rubicon, Ltd.                                                              2,390,292           1,513,027
               Sanford, Ltd.                                                                729,208           2,206,746
               South Port New Zealand, Ltd.                                                  71,088              56,035
           *   Tasman Farms                                                                 228,576                   0
               Taylors Group, Ltd.                                                           42,000              73,674
               Tourism Holdings, Ltd.                                                       822,786           1,028,654
           *   Tower, Ltd.                                                                2,952,353           4,307,497
           *   Trans Tasman Properties, Ltd.                                              3,568,944           1,007,051
               Wrightson, Ltd.                                                              246,297             279,693
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $13,435,631)                                                                                      21,982,754
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   New Zealand Dollar                                                                               116,645
                                                                                                       ----------------
     (Cost $117,753)
     TOTAL -- NEW ZEALAND
     (Cost $13,553,384)                                                                                      22,099,399
                                                                                                       ----------------

     PORTUGAL -- (0.2%)
     COMMON STOCKS -- (0.2%)
               Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                2,306,331           3,246,073
               EFACEC Capital, SGPS, SA                                                     222,131             595,100
               Finibanco Holdings SGPS, SA                                                   76,344             120,777
         * #   Gescartao, SGPS, SA                                                           90,825           1,196,870
           *   Investimentos Participacoes e Gestao SA Inapa                                440,502           1,349,524
               Mota-Engil, SGPS, SA                                                          31,300              92,529
           *   Papelaria Fernandes-Industria e Comercia SA                                    2,000               9,110
           *   Sociedad Construcoes Soares da Costa SA                                      294,047             548,348
           *   Sonae Industria-Sociedade Gestora de Participacoes Sociais SA                 18,110             117,574
           *   Sumolis - Companhia Industrial de Fruitas e Bebidas, SA                       59,147             111,977
           *   Tertir Terminais de Portugal SA                                               80,798             273,756
                                                                                                       ----------------

     TOTAL -- PORTUGAL
     (Cost $7,941,772)                                                                                        7,661,638
                                                                                                       ----------------

     EMU -- (0.0%)
     INVESTMENT IN CURRENCY -- (0.0%)
           *   Euro Currency                                                                                  1,524,787
                                                                                                       ----------------
     (Cost $1,551,309)

     MALAYSIA -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Jaks Resources Berhad                                                         10,750               4,126
           *   Promet Berhad                                                                201,000                   0

           *   Rekapacific Berhad                                                           130,000                   0
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $276,025)                                                                                              4,126
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible
                 Preferred Shares                                                            28,880               1,216
                                                                                                       ----------------
     (Cost $387,349)
     TOTAL -- MALAYSIA
     (Cost $663,374)                                                                                              5,342
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT               VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (15.0%)
           ^   Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
               (Collateralized by $996,804,661 U.S. TIPS 1.875%, 07/15/13; U.S.
               STRIPS, rates ranging from 0% to 6.75%, maturities ranging from
               05/15/16 to 11/15/27; U.S. Treasury Bond, 7.625%, 02/15/25; &
               U.S. Treasury Bill, 08/25/05, valued at $569,830,072) to be
               repurchased at $558,696,400 (Cost $558,650,466)                     $        558,650         558,650,466
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
               (Collateralized by $5,379,000 FNMA Notes 2.95%, 11/14/07, valued
               at $5,372,276) to be repurchased at $5,292,425  (Cost $5,292,000)              5,292           5,292,000
                                                                                                       ----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $563,942,466)                                                                                    563,942,466
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,096,530,368)                                                                                  $  3,761,315,293
                                                                                                       ----------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
^    Security purchased with cash proceeds from securities on loan.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.

                 See accompanying Notes to Financial Statements.

                     EMERGING MARKETS CORE EQUITY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   ----------------    ----------------
     UNITED STATES -- (16.3%)
     COMMON STOCKS -- (16.3%)
           *   America Movil S.A. de C.V. ADR                                                 9,900    $        561,132
           *   AngloGold Ashanti, Ltd. ADR                                                    1,520              52,197
               Aracruz Celulose SA ADR                                                        4,600             154,928
           *   AudioCodes, Ltd. ADR                                                           3,575              43,150
               Banco Bradesco SA ADR                                                          9,900             316,503
           *   Banco de Chile Series F ADR                                                      600              20,820
               Banco Itau Holding Financeira SA ADR                                           5,400             474,822
               Banco Santander Chile Sponsored ADR                                            1,900              59,280
               Brasil Telecom Participacoes SA ADR                                            2,500              82,975
               Brasil Telecom SA ADR                                                          4,200              50,862
           *   Braskem SA Special Preferred A ADR                                             6,000             113,520
               Cemex S.A. de C.V. ADR                                                        18,300             699,060
               Cia Telecom de Chile ADR                                                      18,000             176,940
               Coca-Cola Femsa S.A. de C.V. ADR                                               3,000              71,400
               Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                   3,444              74,735
               Companhia Energetica de Minas Gerais SA ADR                                    8,100             244,863
               Companhia Siderurgica Nacional SA ADR                                         12,800             228,480
               Compania Cervecerias Uni ADR                                                   5,700             133,665
           *   Distribucion y Servicio D&S SA ADR                                            14,100             258,030
               Embotelladora Andina SA Andina Series B ADR                                    2,000              26,380
           *   Empresa Brasileira de Aeronautica SA ADR                                       6,500             196,950
               Empresa Nacional de Electricidad SA ADR                                       14,000             322,000
           *   Enersis SA ADR                                                                18,350             169,003
               Fomento Economico Mexicano S.A. de C.V. ADR                                   10,100             552,975
               Gerdau SA ADR                                                                 20,600             207,030
               Grupo Elektra S.A. de C.V. ADR                                                 1,000              28,220
               Grupo Televisia S.A. de C.V. ADR                                               5,500             330,000
               Industrias Bachoco S.A. de C.V. ADR                                            2,500              39,500
           *   Kookmin Bank Sponsored ADR                                                     4,200             185,640
           *   NICE Systems, Ltd. ADR                                                         1,000              36,450
           *   Partner Communications Co., Ltd. ADR                                           3,300              27,258
               Philippine Long Distance Telephone Co. ADR                                     3,600              97,704
           *   POSCO Sponsored ADR                                                            6,600             296,472
           *   PT Indosat Tbk ADR                                                             3,900             100,425
           *   PT Telekomunikasi Indonesia Tbk ADR                                           13,700             270,575
           *   Shinhan Financial Group Co., Ltd. ADR                                          1,600              82,720
               Sociedad Quimica y Minera de Chile SA ADR                                      2,600             222,092
               Tele Norte Leste Participacoes SA ADR                                         14,700             224,175
           *   Telefonos de Mexico S.A. de C.V. ADR                                          29,800             556,068
           *   Telesp Celular Participacoes SA ADR                                           10,300              52,221
               Teva Pharmaceutical Industries, Ltd. ADR                                      22,200             740,814
               Tim Participacoes SA ADR                                                       3,000              47,250
           *   TV Azteca S.A. de C.V. ADR                                                     5,000              41,050

               Vale do Rio Doce Companhia ADR                                                10,300             254,204
               Votorantim Celulose e Papel SA ADR                                             8,800             105,512
                                                                                                       ----------------

     TOTAL -- UNITED STATES
        (Cost $8,924,900)                                                                                     9,030,050
                                                                                                       ----------------
     SOUTH AFRICA -- (10.8%)
     COMMON STOCKS -- (10.8%)
               ABSA Group, Ltd.                                                              16,982             206,253
               Aeci, Ltd.                                                                     6,000              37,656
               African Life Assurance Co., Ltd.                                              11,174              36,731
               African Oxygen, Ltd.                                                          11,724              43,960
               Alexander Forbes, Ltd.                                                        27,499              45,730
               Allied Technologies, Ltd.                                                      7,060              42,516
               Anglo American Platinum Corp., Ltd.                                            1,069              45,947
           *   Anglovaal Mining, Ltd.                                                         7,933              39,207
               Aspen Pharmacare Holdings PLC                                                 13,645              49,983
               Astral Foods, Ltd.                                                             4,482              41,478
               Aveng, Ltd.                                                                   39,884              67,676
               AVI, Ltd.                                                                     33,472              61,187
               Barloworld, Ltd.                                                              20,119             260,019
               Bidvest Group, Ltd.                                                           15,138             153,899
               Bytes Technology Group, Ltd.                                                  18,000              20,302
               Caxton & CTP Publishers & Printers, Ltd.                                      13,059              20,870
               Delta Electrical Industries, Ltd.                                                850               4,936
           *   Dimension Data Holdings PLC                                                   89,974              52,219
           *   Discovery Holdings, Ltd.                                                      14,881              48,078
               Distell Group, Ltd.                                                           15,395              54,297
               Edgars Consolidated Stores, Ltd.                                               1,712              67,043
               Ellerine Holdings, Ltd.                                                        5,201              38,199
               Firstrand, Ltd.                                                               86,383             174,135
               Foschini, Ltd.                                                                10,303              55,454
               Gold Reef Casino Resorts, Ltd.                                                18,312              36,610
               Grindrod, Ltd.                                                                 5,663              39,959
               Illovo Sugar, Ltd.                                                            30,744              37,487
               Impala Platinum Holdings, Ltd.                                                 1,689             141,900
           *   Imperial Holdings, Ltd.                                                       13,160             193,522
               Investec, Ltd.                                                                 2,961              85,081
               JD Group, Ltd.                                                                12,557             111,022
               Johnic Communications, Ltd.                                                    9,238              51,535
               Liberty Group, Ltd.                                                           14,455             131,794
               Massmart Holdings, Ltd.                                                        8,004              49,693
               Medi-Clinic Corp., Ltd.                                                       23,075              53,707
               Metropolitan Holdings, Ltd.                                                   51,384              71,938
               Mr. Price Group, Ltd.                                                         22,039              39,125
               Mittal Steel South Africa, Ltd.                                               15,454             115,292
               MTN Group, Ltd.                                                               40,133             264,865
               Murray & Roberts Holdings, Ltd.                                               30,002              60,350
               Nampak, Ltd.                                                                  48,000             105,916
               Naspers, Ltd. Series N                                                         8,000              98,349
               Nedcor, Ltd.                                                                  11,851             132,039

               Network Healthcare Holdings, Ltd.                                             40,215              35,702
               New Clicks Holdings, Ltd.                                                     28,723              31,669
               Northam Platinum, Ltd.                                                        32,326              51,080
               Old Mutual PLC                                                               225,248             479,410
               Omnia Holdings, Ltd.                                                           5,787              33,582
               Pick'n Pay Stores, Ltd.                                                       13,212              48,198
               Pretoria Portland Cement Co., Ltd.                                             1,091              35,033
               Primedia, Ltd. N Shares                                                       12,600              21,085
               Rainbow Chicken, Ltd.                                                         31,311              32,804
               Reunert                                                                        8,713              46,911
               Sanlam, Ltd.                                                                 179,977             296,503
               Santam, Ltd.                                                                   8,527              76,398
               Sappi, Ltd.                                                                    4,404              42,646
               Shoprite Holdings, Ltd.                                                       25,498              52,787
               Standard Bank Group, Ltd.                                                     36,564             332,826
               Steinhoff International Holdings, Ltd.                                        79,037             157,084
               Sun International, Ltd.                                                        7,991              75,189
               Super Group, Ltd.                                                             23,494              39,149
               Telkom SA, Ltd.                                                               15,043             245,644
               Tiger Brands, Ltd.                                                             7,411             117,707
               Tiger Wheels, Ltd.                                                            10,064              36,332
               Tongaat-Hulett Group, Ltd.                                                     4,224              36,647
               Trencor, Ltd.                                                                 13,109              38,326
               Truworths International, Ltd.                                                 19,200              47,316
           *   Western Areas, Ltd.                                                            8,000              26,369
           *   Woolworths Holdings, Ltd.                                                     48,602              74,468
                                                                                                       ----------------

     TOTAL -- SOUTH AFRICA
        (Cost $6,573,891)                                                                                     5,998,824
                                                                                                       ----------------

     TAIWAN -- (10.6%)
     COMMON STOCKS -- (10.5%)
           *   Accton Technology Corp.                                                      102,000              51,416
               Acer, Inc.                                                                    70,000             132,443
           *   Advanced Semiconductor Engineering, Inc.                                     135,000              97,465
               Asia Cement Corp.                                                             81,000              51,781
               Benq Corp.                                                                    77,000              79,186
               Catcher Co., Ltd.                                                             10,000              52,086
               Cathay Financial Holdings Co., Ltd.                                           57,000             108,658
               Cathay Real Estate Development Co., Ltd.                                     113,000              47,333
               Cheng Loong Corp.                                                            154,000              47,945
               Cheng Shin Rubber Industry Co., Ltd.                                          46,000              50,926
               Cheng Uei Precision Industry Co., Ltd.                                        18,000              49,789
               Chi Mei Optoelectronic Corp.                                                  39,000              61,252
           *   China Development Financial Holding Corp.                                    406,000             154,632
           *   China Man-Made Fiber Co., Ltd.                                               110,000              47,160
               China Motor Co., Ltd.                                                         46,000              47,320
               China Steel Corp.                                                            129,000             125,501
           *   Chungwa Picture Tubes Co., Ltd.                                              167,000              73,121
               CMC Magnetics Corp.                                                          144,000              66,467
               Compal Electronics, Inc.                                                     103,000              98,485
           *   Cosmos Bank Taiwan                                                           108,000              51,275

               Delta Electronics Industrial Co., Ltd.                                        32,000              51,782
               D-Link Corp.                                                                  41,000              49,472
               Elitegroup Computer Systems Co., Ltd.                                         84,000              53,482
               Evergreen International Storage & Transport Corp.                            129,000              49,129
               Evergreen Marine Corp., Ltd.                                                  52,000              46,511
               Far East Textile, Ltd.                                                       113,000              84,655
               Feng Hsin Iron & Steel Co., Ltd.                                              47,000              45,336
               Formosa Chemicals & Fiber Co., Ltd.                                           30,000              54,305
               Formosa Plastics Corp.                                                        49,000              83,254
               Formosa Taffeta Co., Ltd.                                                    101,000              49,290
               Fu Sheng Industrial Co., Ltd.                                                 39,000              47,604
               Fubon Financial Holding Co., Ltd.                                            105,000              99,454
               Fuh-Hwa Financial Holding Co., Ltd.                                          103,000              54,559
               Giga-Byte Technology Co., Ltd.                                                53,000              58,077
               High Tech Computer Corp.                                                       8,000              70,447
               Hon Hai Precision Industry Co., Ltd.                                          31,000             162,242
               Hotai Motor Co., Ltd.                                                         23,000              51,946
           *   Hsinchu International Bank                                                    82,000              48,061
               Hua Nan Financial Holding Co., Ltd.                                          106,000              81,824
               Inventec Corp.                                                               116,000              53,592
               King Yuan Electronics Co., Ltd.                                               72,000              65,347
               Kinpo Electronics, Inc.                                                      120,000              51,868
               Largan Precision Co., Ltd.                                                     9,000              61,886
               Lite-On Technology Corp.                                                      90,000              96,216
           *   Macronix International Co., Ltd.                                             328,000              51,347
               Media Tek, Inc.                                                               11,000              94,712
               Mega Financial Holding Co., Ltd.                                             411,000             266,291
               Mitac International Corp.                                                     59,000              62,809
               Nan Ya Plastic Corp.                                                          83,000             113,457
           *   Nanya Technology Co., Ltd.                                                    76,000              58,135
               Nien Hsing Textile Co., Ltd.                                                  56,000              46,776
               Optimax Technology Corp.                                                      18,000              43,850
               Premier Image Technology Corp.                                                53,000              58,860
           *   Q-Run Technology Co., Ltd.                                                    18,000              67,831
               Quanta Computer, Inc.                                                         30,000              54,735
           *   Quanta Display, Inc.                                                         106,000              52,443
               Realtek Semiconductor Corp.                                                   55,000              55,689
               Shin Kong Financial Holding Co., Ltd.                                         53,000              53,639
           *   Silicon Integrated Systems Corp.                                             121,000              65,653
               Siliconware Precision Industries Co., Ltd.                                    59,000              55,911
               SinoPac Holdings Co., Ltd.                                                   176,000              93,686
               Sunplus Technology Co., Ltd.                                                  38,000              52,739
               Synnex Technology International Corp.                                         35,000              52,182
           *   Taichung Commercial Bank                                                     162,000              46,063
               Taishin Financial Holdings Co., Ltd.                                          84,000              72,409
               Taiwan Cement Corp.                                                           84,000              47,680
               Taiwan Glass Ind. Corp.                                                       57,000              54,285
           *   Tatung Co., Ltd.                                                             186,000              59,279
               Teco Electric & Machinery Co., Ltd.                                          188,000              54,472
               Tung Ho Steel Enterprise Corp.                                                74,000              47,076
               U-Ming Marine Transport Corp.                                                 31,000              48,318
               Uni-President Enterprises Corp.                                              137,000              61,794
           *   United Microelectronics Corp.                                                432,000             291,059
           *   Via Technologies, Inc.                                                        98,000              63,402
           *   Walsin Lihwa Corp.                                                           125,000              52,139

           *   Winbond Electronics Corp.                                                    192,000              61,571
               Wistron Corp.                                                                 90,000              63,278
               Ya Hsin Industrial Co., Ltd.                                                  53,000              49,795
           *   Yageo Corp.                                                                  164,000              61,958
               Yang Ming Marine Transport Corp.                                              50,000              43,860
               Yieh Phui Enterprise Co., Ltd.                                                95,000              48,526
               Yuen Foong Yu Paper Manufacturing Co., Ltd.                                  118,000              44,612
               Yulon Motor Co., Ltd.                                                         43,000              49,841
               Zyxel Communication Corp.                                                     22,000              55,556
                                                                                                       ----------------
     TOTAL COMMON STOCKS
       (Cost $5,813,198)                                                                                      5,842,298
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
           *   Taiwan Dollar                                                                                     38,318
                                                                                                       ----------------

     (Cost $38,374)
     TOTAL -- TAIWAN
       (Cost $5,851,572)                                                                                      5,880,616
                                                                                                       ----------------

     SOUTH KOREA -- (10.1%)
     COMMON STOCKS -- (10.1%)
               Amorepacific Corp.                                                               160              41,716
               Cheil Industrial, Inc.                                                         2,550              41,952
               CJ Corp.                                                                         880              62,639
               Daegu Bank Co., Ltd.                                                           7,040              54,967
               Daelim Industrial Co., Ltd.                                                    1,210              58,030
               Daewoo Heavy Industries & Machinery, Ltd.                                      4,370              35,220
               Daewoo International Corp.                                                     2,600              38,205
           *   Daewoo Securities Co., Ltd.                                                    6,010              39,794
               Daewoo Shipbuilding & Marine Engineering Co., Ltd.                             2,550              51,337
               Daishin Securities Co., Ltd.                                                   2,740              34,914
               Dong Bu Insurance Co., Ltd.                                                    4,930              41,721
               Dongkuk Steel Mill Co., Ltd.                                                   2,280              37,277
               Dongwon Financial Holding Co., Ltd.                                            2,720              45,612
           *   Doosan Industrial Development Co., Ltd.                                        7,950              39,267
               Halla Climate Control Corp.                                                    5,810              49,798
               Han Wha Corp.                                                                  2,150              34,784
               Hanil Cement Manufacturing Co., Ltd.                                             670              37,066
               Hanjin Heavy Industry Co., Ltd.                                                3,240              38,271
               Hanjin Shipping Co., Ltd.                                                      1,330              35,428
               Hankook Tire Manufacturing Co., Ltd.                                           3,890              43,913
               Hansol Paper Co., Ltd.                                                         3,540              34,384
               Hite Brewery Co., Ltd.                                                           540              49,713
           *   Honam Petrochemical Corp.                                                      1,040              40,762
               Hyosung T & C Co., Ltd.                                                        3,310              36,451
               Hyundai Department Store Co., Ltd.                                               930              43,919
               Hyundai Development Co.                                                        2,960              62,345
               Hyundai Heavy Industries Co., Ltd.                                             1,610              84,227
               Hyundai Hysco                                                                  2,980              35,564
               Hyundai Mipo Dockyard Co., Ltd.                                                  760              47,806
               Hyundai Mobis                                                                    910              58,475
               Hyundai Motor Co., Ltd.                                                        5,040             282,366

           *   Hyundai Securities Co., Ltd.                                                   6,640              44,717
               INI Steel Co., Ltd.                                                            2,920              42,935
               Kangwon Land, Inc.                                                             2,700              38,754
               Kia Motors Corp.                                                               6,090              86,633
               Korea Electric Power Corp.                                                     5,670             165,675
           *   Korea Exchange Bank                                                            4,740              40,169
               Korea Gas                                                                      1,300              36,370
               Korea Reinsurance Co., Ltd.                                                    7,490              41,111
               Korean Air Co., Ltd.                                                           2,060              36,578
               KT Corp.                                                                       2,200              88,666
               KT&G Corp.                                                                     2,600              91,059
               Kumgang Korea Chemical Co., Ltd.                                                 270              45,424
               Kumho Industrial Co., Ltd.                                                     2,560              31,983
           *   LG Card Co., Ltd.                                                              1,550              51,756
               LG Chemical Investment, Ltd.                                                   2,720              69,294
               LG Chemical, Ltd.                                                              2,220              80,586
               LG Engineering & Construction Corp.                                            1,760              54,734
               LG Household & Healthcare Co., Ltd.                                            1,210              44,479
               LG International Corp.                                                         3,450              39,704
               LG Investment & Securities Co., Ltd.                                           5,480              51,039
           *   LG Phillips LCD Co., Ltd.                                                      1,000              51,871
               Lotte Chilsung Beverage Co., Ltd.                                                 40              37,363
               Lotte Confectionary Co., Ltd.                                                     60              42,828
           *   NCsoft Corp.                                                                     660              57,542
               Nong Shim Co., Ltd.                                                              140              42,190
               ORION Corp.                                                                      370              53,193
               Poong San Corp.                                                                3,160              39,704
               Samsung Corp.                                                                  8,200             111,905
               Samsung Electro-Mechanics Co., Ltd.                                            2,970              72,134
               Samsung Electronics Co., Ltd.                                                  2,330           1,125,257
               Samsung Fine Chemicals Co., Ltd.                                               1,960              37,950
               Samsung Fire and Marine Insurance, Ltd.                                          830              62,868
               Samsung Heavy Industries Co., Ltd.                                             8,470              70,873
               Samsung SDI Co., Ltd.                                                          1,330             126,576
               Samsung Securities Co., Ltd.                                                   2,590              66,863
               Samsung Techwin Co., Ltd.                                                      4,320              39,465
               Seoul Bank                                                                     3,710              94,138
               Shinsegae Co., Ltd.                                                              220              72,910
               Sindo Ricoh Co., Ltd.                                                            660              37,117
               SK Corp., Ltd.                                                                 3,170             164,364
               SK Telecom Co., Ltd.                                                             740             131,246
               S-Oil Corp.                                                                      650              47,869
           *   Ssangyong Cement Industry Co., Ltd.                                           27,740              35,152
           *   Ssangyong Motor Co.                                                            5,460              37,636
               Tai Han Electric Wire Co., Ltd.                                                3,480              38,269
               Yuhan Corp.                                                                      460              42,429
                                                                                                       ----------------

     TOTAL -- SOUTH KOREA
       (Cost $5,521,889)                                                                                      5,559,301
                                                                                                       ----------------

     MALAYSIA -- (8.7%)
     COMMON STOCKS -- (8.7%)
               Affin Holdings Berhad                                                         94,600              35,786
               AMMB Holdings Berhad                                                         178,100             108,552
               Bandar Raya Developments Berhad                                              100,600              30,916
               Berjaya Sports Toto Berhad                                                    63,900              65,517
               Bernas Padiberas Nasional Berhad                                             105,200              35,082
               Boustead Holdings Berhad                                                      83,400              38,807
               British American Tobacco Berhad                                                8,700              92,668
               CIMB Berhad                                                                   38,100              50,115
               Commerce Asset Holding Berhad                                                264,100             323,460
           *   Digi.Com Berhad                                                               29,600              40,431
               Diversified Resources Berhad                                                  88,400              32,067
               Edaran Otomobil Nasional Berhad                                               37,300              33,284
           *   Fountain View Development Berhad                                              31,500               3,260
               Fraser & Neave Holdings Berhad                                                29,900              40,505
               Gamuda Berhad                                                                 83,200              95,338
               Genting Berhad                                                                52,200             245,702
               Golden Hope Plantations Berhad                                                50,900              51,142
               Guiness Anchor Berhad                                                         27,700              38,249
               Highlands and Lowlands Berhad                                                 42,100              42,087
               Hong Leong Bank Berhad                                                        52,400              68,922
               Hong Leong Credit Berhad                                                      41,900              44,279
               Hume Industries (Malaysia) Berhad                                             30,900              39,602
               IGB Corp. Berhad                                                             161,100              46,541
               IJM Corp. Berhad                                                              61,000              75,422
               IOI Corp. Berhad                                                              67,800             163,996
               Island & Peninsular Berhad                                                    41,400              14,846
               Johor Port Berhad                                                             82,500              39,060
               KFC Holdings (Malaysia) Berhad                                                41,000              37,102
               Kuala Lumpur Kepong Berhad                                                    38,200              64,303
               Kulim Malaysia Berhad                                                         30,000              23,816
               Landmarks Berhad                                                             163,800              36,551
               Lion Diversified Holdings Berhad                                              83,900              37,448
               Lion Industries Corp. Berhad                                                 112,900              37,057
               Magnum Corp. Berhad                                                          160,000              84,127
               Malakoff Berhad                                                               49,600              95,183
               Malayan Banking Berhad                                                        68,300             197,507
               Malayan Cement Berhad                                                        260,300              40,369
               Malaysia Industrial Development Finance Berhad                               120,000              35,950
               Malaysian Airlines System Berhad                                              46,900              43,696
               Malaysian Oxygen Berhad                                                       15,600              50,454
               Malaysian Plantations Berhad                                                  72,600              46,193
               Maxis Communications Berhad                                                   34,400              89,106
           *   MTD Infraperdana Berhad                                                      237,500              53,120
           *   Mulpha International Berhad                                                  301,600              39,272
               NCB Holdings Berhad                                                           25,000              17,081
           *   New Straits Times Press (Malaysia) Berhad                                     51,400              42,987
               Oriental Holdings Berhad                                                      45,500              47,827
               OSK Holdings Berhad                                                          122,666              35,144
               Oyl Industries Berhad                                                          5,600              53,416
               Petronas Dagangan Berhad                                                      46,800              51,471
               Petronas Gas Berhad                                                           29,500              55,076
               Phileo Allied Berhad                                                          53,100              43,815
               Plus Expressways Berhad                                                       69,000              55,873
               Resorts World Berhad                                                          54,400             137,881

               RHB Capital Berhad                                                           142,900              75,489
               Road Builders (Malaysia) Holdings Berhad                                     123,100              85,762
               Selangor Properties Berhad                                                    71,700              37,901
               Shell Refining Co. Federation of Malaysia Berhad                              17,300              41,864
               Sime Darby Berhad                                                            132,500             202,260
               SP Setia Berhad                                                               66,100              64,375
               Star Publications (Malaysia) Berhad                                           22,700              41,180
               Sunway City Berhad                                                           164,000              86,194
               Sunway Holdings, Inc. Berhad                                                 153,200              43,102
               TA Enterprise Berhad                                                         108,000              20,730
               Telekom Malaysia Berhad                                                       63,000             162,144
               Tenaga Nasional Berhad                                                        59,400             160,924
           *   UEM World Berhad                                                              63,100              10,199
               UMW Holdings Berhad                                                           48,700              64,031
               Unisem (M) Berhad                                                            194,700              85,489
               United Plantations Berhad                                                     37,700              49,541
               YTL Corp. Berhad                                                              77,500             107,019
                                                                                                       ----------------

     TOTAL -- MALAYSIA
       (Cost $4,966,194)                                                                                      4,785,665
                                                                                                       ----------------

     INDIA -- (7.9%)
     COMMON STOCKS -- (7.9%)
           *   Adani Exports, Ltd.                                                           30,000              43,676
           *   Amtek Auto, Ltd.                                                               7,915              28,188
           *   Apollo Hospitals Enterprise, Ltd.                                              3,835              28,514
           *   ASEA Brown Boveri, Ltd.                                                        2,705              80,340
           *   Asian Paints (India), Ltd.                                                     8,789              77,089
           *   Aurobindo Pharmaceuticals, Ltd.                                                7,749              52,046
           *   Bajaj Auto, Ltd.                                                               4,803             134,588
           *   Ballarpur Industries, Ltd.                                                    20,947              57,475
           *   Biocon, Ltd.                                                                   8,178              80,332
           *   Cipla, Ltd.                                                                   12,386              81,794
           *   Dr. Reddy's Laboratories, Ltd.                                                 3,481              57,421
           *   EIH, Ltd.                                                                     10,542              91,577
           *   Federal Bank, Ltd.                                                            14,152              53,617
           *   Glaxosmithkline Pharmaceuticals, Ltd.                                          4,580              79,472
           *   Great Eastern Shipping Co., Ltd.                                              25,000              89,203
           *   GTL, Ltd.                                                                     21,995              50,282
           *   Gujarat Ambuja Cements, Ltd.                                                   7,751              80,300
           *   HCL Technologies, Ltd.                                                         9,768              81,444
               HDFC Banking, Ltd.                                                             7,000              86,123
           *   Hero Honda Motors, Ltd. Series B                                               5,591              70,575
           *   Hindustan Lever, Ltd.                                                         20,000              65,431
           *   Indian Hotels Co., Ltd.                                                        9,338             142,544
               Indian Petrochemicals Corp., Ltd.                                             13,445              50,126
           *   IndusInd Bank, Ltd.                                                           42,947              60,287
           *   Industrial Development Bank of India, Ltd.                                    27,202              58,056
           *   Infosys Technologies, Ltd.                                                     4,230             217,558
           *   Ispat Industries, Ltd.                                                       242,829             114,800
           *   ITC, Ltd.                                                                      2,000              72,979
               Jammu & Kashmir Bank, Ltd.                                                    10,431              80,120

           *   Jindal Vijaynagar Steel, Ltd.                                                 10,337              74,415
           *   Larsen & Toubro, Ltd.                                                          3,455              82,678
           *   LIC Housing Finance, Ltd.                                                     14,000              76,521
           *   Mahindra & Mahindra, Ltd.                                                      4,915              57,416
           *   Marico, Ltd.                                                                   3,156              19,254
           *   Maruti Udyog, Ltd.                                                             8,037              85,637
           *   Micro Inks, Ltd.                                                                 822              10,913
           *   Patni Computer Systems, Ltd.                                                   9,873              78,524
           *   Ranbaxy Laboratories, Ltd.                                                     8,011             201,563
           *   Satyam Computer Services, Ltd.                                                 8,178              84,972
           *   Siemens India, Ltd.                                                            1,788              82,138
           *   Sterling Biotech, Ltd.                                                        15,647              28,696
           *   Sun Pharmaceuticals Industries, Ltd.                                           6,527              78,245
           *   Tata Chemicals, Ltd.                                                          25,000             101,850
           *   Tata Consultancy Services                                                      4,017             122,286
           *   Tata Iron & Steel Co., Ltd.                                                    9,584              79,448
           *   Tata Motors, Ltd.                                                             18,433             182,247
           *   Tata Tea, Ltd.                                                                 7,500              98,319
           *   Tata Teleservices Maharashtra, Ltd.                                          130,389              76,972
           *   Thermax, Ltd.                                                                  2,097              30,999
               UTI Bank, Ltd.                                                                14,194              77,658
           *   Videsh Sanchar Nigam, Ltd.                                                    25,000             118,807
           *   Wipro, Ltd.                                                                   11,486             187,341
           *   Zee Telefilms, Ltd. Series B                                                  14,148              44,937
                                                                                                       ----------------

     TOTAL -- INDIA
       (Cost $4,308,697)                                                                                      4,347,793
                                                                                                       ----------------

     BRAZIL -- (4.8%)
     PREFERRED STOCKS -- (4.6%)
               Acesita SA                                                                     4,000              52,608
               Centrais Electricas de Santa Catarin Celesc Series B                         119,000              42,967
               Companhia Brasileira de Petroleo Ipiranga SA                                   4,000              43,893
               Confab Industrial SA                                                          39,000              54,385
               Coteminas Cia Tecidos Norte de Minas                                         370,000              31,940
               Duratex SA                                                                 1,000,000              45,653
           *   Electropaulo Electrecidade Metropolitana                                   1,650,000              64,028
               Investimentos Itau SA                                                        158,000             322,623
               Klabin SA                                                                     51,000              84,030
               Lojas Americanas SA                                                        3,900,000              71,234
               Marcopolo SA                                                                  19,600              34,978
               Metal Leve SA                                                                500,000              28,325
               Metalurgica Gerdau SA                                                         14,300             198,224
           *   Net Servicos de Comunicacao SA                                               150,000              40,465
               Paranaense de Energia Series B                                            16,400,000              93,928
           *   Paranapanema SA                                                           11,800,000              35,016
               Perdigao SA NPV                                                                2,800              58,626
               Ripasa SA Papel e Celulose                                                    14,000              20,743
               Sadia SA                                                                      75,000             122,328
               Sao Pau Alpargatas SA                                                        400,000              54,783
               Siderurgica Belgo-Mineira                                                     80,000              35,194

               Siderurgica de Tubarao                                                     3,000,000             161,361
               Telemar Norte Leste SA                                                         8,000             186,927
               Telemig Celular Participacoes SA                                          34,200,000              55,924
               Telesp Participacoes SA                                                    4,500,000              85,443
               Tim Sul SA Preferred Series B                                              1,150,000              52,023
               Ultrapar Participants                                                      1,200,000              20,673
               Uniao des Industrias Petroquimicas SA Series B                                34,800              43,040
               Usinas Siderurgicas de Minas Gerais SA                                        17,400             327,780
               Weg SA                                                                        21,000              63,710
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
       (Cost $2,544,351)                                                                                      2,532,852
                                                                                                       ----------------

     COMMON STOCKS -- (0.2%)
               Souza Cruz Industria e Comercio                                                5,900              74,194
           *   Tractebel Energia SA                                                           9,300              45,506
                                                                                                       ----------------
     TOTAL COMMON STOCKS
       (Cost $115,480)                                                                                          119,700
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                           356                 129
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- BRAZIL
       (Cost $2,659,831)                                                                                      2,652,681
                                                                                                       ----------------

     MEXICO -- (4.7%)
     COMMON STOCKS -- (4.7%)
               Alfa S.A. de C.V. Series A                                                    58,000             333,047
           *   America Telecom S.A. de C.V. Series A                                         39,948             120,750
           *   Carso Global Telecom S.A. de C.V. Telecom Series A1                          116,900             207,286
               Consorcio Ara S.A.                                                            21,700              70,576
               Controladora Comercial Mexicana S.A. de C.V. Series B                         49,400              53,102
           *   Corporacion Geo S.A. de C.V. Series B                                         20,000              47,316
               Embotelladora Arca S.A. de C.V., Mexico                                       31,100              63,975
           *   Empresas ICA Sociedad Controladora S.A. de C.V.                              188,500              74,469
               Gruma S.A. de C.V. Series B                                                   24,800              52,975
               Grupo Carso S.A. de C.V. Series A-1                                           20,400              35,611
               Grupo Cementos de Chihuahua S.A. de C.V.                                       9,000              15,959
               Grupo Financiero del Norte S.A. Series C                                      38,697             257,723
               Grupo Industrial Bimbo S.A. de C.V. Series A                                  58,500             159,091
               Grupo Modelo S.A. de C.V. Series C                                            44,100             133,706
               Industrias Penoles S.A. de C.V.                                               12,000              59,314
           *   Industrias S.A. de C.V. Series B                                              21,900              45,473
               Kimberly Clark de Mexico S.A. de C.V. Series A                                51,600             164,267
               Nueva Grupo Mexico S.A. de C.V. Series B                                      62,722             296,197
           *   Organizacion Soriana S.A. de C.V. Series B                                    18,900              71,888
               Vitro S.A. de C.V.                                                            40,000              31,201
               Wal-Mart de Mexico S.A. de C.V. Series V                                      79,000             299,398
                                                                                                       ----------------

     TOTAL -- MEXICO
       (Cost $2,502,647)                                                                                      2,593,324
                                                                                                       ----------------

     TURKEY -- (4.1%)
     COMMON STOCKS -- (4.1%)
               Akbank T.A.S.                                                                 48,977             261,432
               Akcansa Cimento Sanayi ve Ticaret A.S.                                        11,097              37,789
               Aksa Akrilik Kimya Sanayii A.S.                                                2,060              18,137
               Aksigorta A.S.                                                                 9,597              36,850
           *   Alarko Holding A.S.                                                            1,134              36,592
               Anadolu Cam Sanayii A.S.                                                       8,719              31,016
               Anadolu Efes Biracilik ve Malt Sanayi A.S.                                     5,121             101,823
               Anadolu Hayat Sigorta A.S.                                                    11,250              16,173
               Arcelik A.S                                                                    7,913              41,501
               Aygaz A.S.                                                                    12,539              25,605
           *   Beko Elektronik A.S.                                                          22,842              37,843
               Bolu Cimento Sanayii A.S.                                                     19,387              24,363
               Cimsa Cimento Sanayi Ve Ticaret A.S.                                           5,157              21,696
           *   Dogan Sirketler Grubu Holding A.S.                                            50,162             115,296
           *   Dogan Yayin Holding A.S.                                                      13,237              30,130
               Eczacibasi Ilac Sanayi ve Ticaret A.S.                                        11,476              27,658
               Enka Insaat ve Sanayi A.S.                                                     1,752              19,068
               Eregli Demir ve Celik Fabrikalari Turk A.S.                                   27,548             110,609
           *   Finansbank A.S.                                                               12,789              45,319
               Ford Otomotiv Sanayi A.S.                                                      7,203              44,768
               Hurriyet Gazetecilik ve Matbaacilik A.S.                                       8,218              15,720
               Ihlas Holding A.S.                                                            34,364              23,090
               Koc Holding A.S. Series B                                                     25,353             107,414
               Migros Turk A.S.                                                              13,301             102,859
           *   Tansas Perakende Magazacilik Ticaret A.S.                                     24,872              34,089
               Tofas Turk Otomobil Fabrikasi A.S.                                            21,405              29,553
               Trakya Cam Sanayii A.S.                                                       13,095              41,651
               Tupras-Turkiye Petrol Rafinerileri A.S.                                        8,087             101,896
           *   Turk Dis Ticaret Bankasi A.S.                                                 22,297              70,626
               Turk Ekonomi Bankasi A.S.                                                      3,450              21,880
               Turk Sise ve Cam Fabrikalari A.S.                                             15,612              37,472
           *   Turkiye Garanti Bankasi A.S.                                                  38,615             145,736
               Turkiye Is Bankasi A.S.                                                       37,182             200,827
               Ulker Gida Sanayi ve Ticaret A.S.                                              9,000              25,789
           *   Vestel Elektronik Sanayi ve Ticaret A.S.                                      23,341              81,081
           *   Yapi ve Kredi Bankasi A.S.                                                    34,278             130,265
           *   Zorlu Enerji Elektrik Uretim A.S.                                              6,925              20,705
                                                                                                       ----------------

     TOTAL -- TURKEY
       (Cost $2,383,599)                                                                                      2,274,321
                                                                                                       ----------------

     ISRAEL -- (3.5%)
     COMMON STOCKS -- (3.5%)
               Africa-Israel Investments, Ltd.                                                1,298              47,978
               Alony Hetz Properties & Investments, Ltd.                                     14,933              39,221
               American Israeli Paper Mills, Ltd.                                               257              11,872
               Azorim Investment Development & Construction Co., Ltd.                         4,397              42,882
               Bank Hapoalim, Ltd.                                                           40,000             140,427

               Bank Leumi Le-Israel                                                          49,500             140,062
           *   Bezeq Israeli Telecommunication Corp., Ltd.                                   38,500              47,553
               Blue Square Israel, Ltd.                                                       2,400              23,240
               CLAL Industries, Ltd.                                                          3,500              16,119
               CLAL Insurance, Ltd.                                                             799              16,800
               Delek Automotive Systems, Ltd.                                                 6,335              46,190
               Delek Drilling                                                                77,506              38,201
               Delta Galil Industries, Ltd.                                                   4,396              36,677
               Direct Insurance - I.D.I. Insurance Co., Ltd.                                 13,144              38,337
               Discount Investment Corp                                                       1,500              36,717
               Elbit Medical Imaging, Ltd.                                                    2,691              51,795
               Elbit Systems, Ltd.                                                            3,356              81,765
               Electra Consumer Products                                                      3,258              27,682
               Electra Israel, Ltd.                                                             560              41,865
           *   Elron Electronic Industries, Ltd.                                              3,742              53,826
               FMS Enterprises Migun, Ltd.                                                      924              42,227
               Formula Systems (1985), Ltd.                                                   2,164              31,369
               Frutarom Industries (1995), Ltd.                                               5,210              40,750
               IDB Development Corp., Ltd. Series A                                           3,001              92,135
               Israel Chemicals, Ltd.                                                        14,000              44,806
               Knafaim-Arkia Holdings, Ltd.                                                   1,500              16,997
               M.A.Industries, Ltd.                                                          21,049             127,341
               Migdal Insurance Holdings                                                     28,827              40,739
           *   Orckit Communications, Ltd.                                                      730              17,423
               Ormat Industries, Ltd.                                                         8,577              42,323
               Osem Investment, Ltd.                                                          4,373              37,266
               Property and Building Corp., Ltd.                                                459              41,575
           *   RADVision, Ltd.                                                                2,629              34,792
           *   Retalix, Ltd.                                                                  1,939              46,547
               Scitex Corp., Ltd.                                                             6,201              42,079
               Strauss Elite, Ltd.                                                            4,680              43,903
               Suny Electronic Inc., Ltd.                                                     5,749              40,132
               Super-Sol, Ltd. Series B                                                      22,075              59,531
               Tadiran Communications, Ltd.                                                   1,190              41,448
           *   Union Bank of Israel, Ltd.                                                    10,728              39,183
           *   United Mizrahi Bank, Ltd.                                                     11,400              54,008
                                                                                                       ----------------

     TOTAL -- ISRAEL
       (Cost $1,925,631)                                                                                      1,955,783
                                                                                                       ----------------

     THAILAND -- (3.2%)
     COMMON STOCKS -- (3.2%)
               Advance Info Service Public Co., Ltd. (Foreign)                               50,100             115,293
               Aromatics (Thailand) Public Co., Ltd. (Foreign)                               33,000              43,047
               Bangkok Expressway Public Co., Ltd. (Foreign)                                 58,500              37,795
           *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                   197,200              61,640
               Banpu Public Co., Ltd. (Foreign)                                              19,000              70,613
               BEC World Public Co., Ltd. (Foreign)                                         109,400              33,388
               Central Pattana Public Co., Ltd. (Foreign)                                   179,700              38,479
               Charoen Pokphand Foods Public Co., Ltd. (Foreign)                            393,300              41,431
               Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                       82,300              30,992
               Hana Microelectronics Public Co., Ltd. (Foreign)                             167,316              79,890

           *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                   68,000              37,824
           *   K.R. Precision Public Co., Ltd. (Foreign)                                    610,200              57,671
               Krung Thai Bank Public Co., Ltd. (Foreign)                                   634,200             143,604
               MBK Development Public Co., Ltd. (Foreign)                                    31,400              37,482
               National Finance and Securities Public Co., Ltd. (Foreign)                   174,000              57,814
               Picnic Gas & Engineering Public Co., Ltd. (Foreign)                          163,400              45,043
               Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)          66,500              63,832
               Regional Container Lines Public Co., Ltd. (Foreign)                           56,900              43,414
               Shin Corporation Public Co., Ltd. (Foreign)                                   77,800              70,849
           *   Shinawatra Satellite Public Co., Ltd. (Foreign)                              217,700              90,016
               Siam City Cement Public Co., Ltd. (Foreign)                                    6,000              41,940
               Siam Commercial Bank Public Co., Ltd. (Foreign)                              146,000             171,585
               Siam Makro Public Co., Ltd. (Foreign)                                         28,900              44,456
           *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                 239,700              50,736
           *   Thai Military Bank Public Co., Ltd. (Foreign)                                451,500              45,117
           *   Thai Olefins Public Co., Ltd. (Foreign)                                       35,000              52,547
               Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                           76,200              29,257
               Thai Union Frozen Products Public Co., Ltd. (Foreign)                         56,900              39,212
           *   TPI Polene Public Co., Ltd. (Foreign)                                         55,900              35,428
               Vinythai Public Co., Ltd. (Foreign)                                          312,600              78,477
                                                                                                       ----------------
     TOTAL -- THAILAND
       (Cost $1,891,826)                                                                                      1,788,872
                                                                                                       ----------------

     HUNGARY -- (3.0%)
     COMMON STOCKS -- (3.0%)
           *   Danubius Hotel & Spa RT                                                          157               3,537
               Delmagyarorszagi Aramszolgaltato Demasz RT                                       313              20,886
               Egis RT                                                                          618              53,119
               Gedeon Richter, Ltd.                                                           2,247             292,831
           *   Magyar Olay-Es Gazipari RT                                                     6,089             452,772
               Matav RT                                                                      52,484             203,971
               Orszagos Takerekpenztar es Keresdelmi Bank RT                                 16,799             520,894
           *   Tiszai Vegyi Kombinat RT                                                       3,750             105,494
                                                                                                       ----------------

     TOTAL -- HUNGARY
       (Cost $1,863,310)                                                                                      1,653,504
                                                                                                       ----------------

     POLAND -- (2.8%)
     COMMON STOCKS -- (2.8%)
           *   Agora SA                                                                       3,178              63,950
               Bank Polska Kasa Opieki - Grupa Pekao SA                                       6,765             272,547
               Bank Zackodni WDK SA                                                           2,851              77,714
               Big Bank Gdanski SA                                                           37,000              34,182
           *   Cersanit-Krasnystaw SA                                                           571              18,241
               Debica SA                                                                      1,550              38,014
           *   Farmacol SA                                                                      600               5,348
           *   Impexmetal SA                                                                  1,927              23,227
               Netia Holdings SA                                                             40,092              45,153

               Polski Koncern Naftowy Orlen SA                                               40,803             553,322
           *   Prokom Software SA                                                             3,247              91,875
               Telekomunikacja Polska SA                                                     46,140             255,346
               Zaklady Metali Lekkich Kety SA                                                 1,384              45,004
                                                                                                       ----------------

     TOTAL -- POLAND
       (Cost $1,669,401)                                                                                      1,523,923
                                                                                                       ----------------

     INDONESIA -- (2.0%)
     COMMON STOCKS -- (2.0%)
               PT Astra Agro Lestari Tbk                                                     98,500              37,731
               PT Astra International Tbk                                                   130,000             159,423
               PT Bank Central Asia Tbk                                                     754,500             274,634
               PT Bank Danamon Indonesia Tbk                                                190,000              96,116
               PT Bank NISP Tbk                                                             437,500              43,034
               PT Berlian Laju Tanker Tbk                                                   551,000              54,361
               PT Citra Marga Nusaphala Persada                                             377,000              36,805
               PT Gudang Garam Tbk                                                           91,000             123,114
               PT International Nickel Indonesia Tbk                                         48,500              70,797
               PT Kalbe Farma Tbk                                                           628,500              51,297
           *   PT Kawasan Industry Jababeka Tbk                                           2,528,500              33,092
               PT Ramayana Lestari Sentosa Tbk (Foreign)                                    369,000              31,791
               PT Semen Gresik Tbk                                                           30,500              51,501
               PT Tempo Scan Pacific Tak                                                     14,500              10,626
               PT Unilever Tbk                                                              118,500              56,868
                                                                                                       ----------------

     TOTAL -- INDONESIA
       (Cost $1,155,939)                                                                                      1,131,190
                                                                                                       ----------------

     CHILE -- (1.8%)
     COMMON STOCKS -- (1.8%)
               Banco de Credito e Inversiones SA Series A                                     2,355              48,008
               CAP SA (Compania de Aceros del Pacifico)                                      13,270             147,192
               Cementos Bio-Bio SA                                                           22,587              50,107
               Consumidores de Gas de Santiago SA                                            10,736              50,577
               COPEC (Cia de Petroleos de Chile)                                             22,710             184,014
               Cristalerias de Chile SA                                                       5,491              50,795
               Empresa Nacional de Telecomunicaciones SA                                     15,654             151,378
               Empresas CMPC SA                                                               2,100              45,687
           *   Empresas Iansa SA                                                            500,000              23,983
               Lan Airlines SA                                                                7,071              51,844
           *   Madeco Manufacturera de Cobre SA                                             419,040              37,902
               Maderas y Sinteticos SA                                                       77,758              43,024
               Parque Arauco SA                                                              35,000              20,385
               Sud Americana de Vapores SA                                                   30,062              65,660
               Vina de Concha y Toro SA                                                      28,624              42,856
                                                                                                       ----------------

     TOTAL -- CHILE
       (Cost $1,070,046)                                                                                      1,013,412
                                                                                                       ----------------

     PHILIPPINES -- (1.0%)
     COMMON STOCKS -- (1.0%)
               Ayala Land, Inc.                                                             357,000              50,186
               Bank of the Philippine Island                                                130,200             115,386
               Equitable PCI Bank, Inc.                                                      44,300              42,161
           *   Filinvest Land, Inc.                                                       1,408,000              36,605
           *   First Philippines Holdings Corp.                                              46,500              39,159
           *   International Container Terminal Services, Inc.                              176,000              24,133
           *   Megaworld Properties & Holdings, Inc.                                      1,195,000              30,150
               Metro Bank and Trust Co.                                                      86,300              46,515
               Petron Corp.                                                                 811,000              48,946
           *   Pilipino Telephone Corp.                                                     862,000              50,400
               SM Prime Holdings, Inc.                                                      497,000              69,036
                                                                                                       ----------------

     TOTAL -- PHILIPPINES
       (Cost $566,505)                                                                                          552,677
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT               VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (4.7%)

               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
               (Collateralized by $2,635,000 FNMA Notes 2.95%, 11/14/07, valued
               at $2,631,706) to be repurchased at $2,592,208                      $          2,592           2,592,000
                                                                                                       ----------------
     (Cost $2,592,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $56,427,878)                                                                                     $     55,333,936
                                                                                                       ----------------

----------
+              Securities have been fair valued. See Note B to Financial
               Statements.
*              Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                          THE U.S. LARGE COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (92.4%)
Financials -- (18.1%)
    #    Ace, Ltd.                                                                           98,800    $      4,270,136
         AFLAC, Inc.                                                                        174,400           7,246,320
    #    Allstate Corp.                                                                     236,000          13,735,200
         AMBAC Financial Group, Inc.                                                         37,800           2,727,270
         American Express Co.                                                               407,600          21,949,260
         American International Group, Inc.                                                 905,100          50,278,305
         AmSouth Bancorporation                                                             123,400           3,289,844
         AON Corp.                                                                          109,900           2,739,807
         Bank of America Corp.                                                            1,408,600          65,246,352
         Bank of New York Co., Inc.                                                         270,500           7,795,810
    #    BB&T Corp.                                                                         190,600           7,612,564
    #    Bear Stearns Companies, Inc.                                                        39,300           3,892,272
         Capital One Financial Corp.                                                         85,900           6,476,860
         Chubb Corp.                                                                         66,500           5,601,295
         Cincinnati Financial Corp.                                                          58,005           2,289,457
         CIT Group, Inc.                                                                     73,300           3,109,386
         Citigroup, Inc.                                                                  1,815,800          85,542,338
         Comerica, Inc.                                                                      59,200           3,308,096
         Compass Bancshares, Inc.                                                            43,000           1,916,510
         Countrywide Financial Corp.                                                        201,700           7,497,189
    *    E*TRADE Financial Corp.                                                            128,800           1,590,680
         Federal Home Loan Mortgage Corporation                                             239,100          15,551,064
         Federal National Mortgage Association                                              336,400          19,928,336
         Federated Investors, Inc.                                                           33,100             980,091
         Fifth Third Bancorp                                                                180,700           7,701,434
    #    First Horizon National Corp.                                                        42,800           1,807,444
         Franklin Resources, Inc.                                                            68,800           4,963,232
         Golden West Financial Corp.                                                         98,200           6,149,284
         Hartford Financial Services Group, Inc.                                            102,800           7,688,412
         Huntington Bancshares, Inc.                                                         80,500           1,877,260
         Janus Capital Group, Inc.                                                           82,000           1,259,520
         Jefferson-Pilot Corp.                                                               47,400           2,388,960
         JPMorgan Chase & Co.                                                             1,235,000          44,151,250
         KeyCorp                                                                            141,200           4,625,712
         Lehman Brothers Holdings, Inc.                                                      95,900           8,841,980
    #    Lincoln National Corp.                                                              60,600           2,759,118
         Loews Corp.                                                                         55,500           4,179,150
         M&T Bank Corp.                                                                      34,200           3,493,188
         Marsh & McLennan Companies, Inc.                                                   183,800           5,337,552
         Marshall & Ilsley Corp.                                                             72,100           3,137,071
         MBIA, Inc.                                                                          48,900           2,734,977
         MBNA Corp.                                                                         444,000           9,363,960

         Mellon Financial Corp.                                                             147,200           4,086,272
         Merrill Lynch & Co., Inc.                                                          323,500          17,553,110
         MetLife, Inc.                                                                      254,700          11,359,620
         MGIC Investment Corp.                                                               33,600           2,061,024
    #    Moody's Corp.                                                                       95,400           4,127,958
         Morgan Stanley                                                                     386,600          18,927,936
         National City Corp.                                                                206,500           7,136,640
         North Fork Bancorporation, Inc.                                                    163,600           4,459,736
         Northern Trust Corp.                                                                70,700           3,246,544
         PNC Financial Services Group                                                        98,300           5,372,095
         Principal Financial Group, Inc.                                                    104,100           4,152,549
         Progressive Corp.                                                                   69,600           6,686,472
    *    Providian Financial Corp.                                                          101,900           1,815,858
         Prudential Financial, Inc.                                                         182,100          11,528,751
    #    Regions Financial Corp.                                                            161,400           5,435,952
         Safeco Corp.                                                                        44,200           2,378,402
         Schwab (Charles) Corp.                                                             399,000           4,524,660
         SLM Corp.                                                                          149,400           7,211,538
         Sovereign Bancorp, Inc.                                                            130,300           2,908,296
         State Street Corp.                                                                 115,900           5,563,200
         SunTrust Banks, Inc.                                                               117,900           8,678,619
         Synovus Financial Corp.                                                            108,100           3,142,467
         T. Rowe Price Group, Inc.                                                           43,000           2,565,380
         The Goldman Sachs Group, Inc.                                                      155,600          15,171,000
         The St. Paul Travelers Companies, Inc.                                             232,500           8,807,100
         Torchmark Corp.                                                                     37,600           1,983,400
         U.S. Bancorp                                                                       644,100          18,891,453
         UnumProvident Corp.                                                                103,400           1,898,424
         Wachovia Corp.                                                                     550,900          27,958,175
         Washington Mutual, Inc.                                                            303,500          12,534,550
         Wells Fargo & Co.                                                                  589,300          35,599,613
         XL Capital, Ltd.                                                                    48,300           3,636,024
         Zions Bancorporation                                                                31,200           2,210,208
                                                                                                       ----------------
Total Financials
(Cost $518,161,659)                                                                                         740,646,972
                                                                                                       ----------------

Information Technology -- (14.3%)
    *    ADC Telecommunications, Inc.                                                        40,242             730,795
    #    Adobe Systems, Inc.                                                                169,200           5,593,752
    *    Advanced Micro Devices, Inc.                                                       136,900           2,245,160
    *    Affiliated Computer Services, Inc. Class A                                          44,000           2,276,120
    *    Agilent Technologies, Inc.                                                         150,200           3,606,302
    *    Altera Corp.                                                                       129,400           2,871,386
         Analog Devices, Inc.                                                               129,500           4,801,860
    *    Andrew Corp.                                                                        55,900             741,234
    *    Apple Computer, Inc.                                                               284,000          11,277,640
         Applied Materials, Inc.                                                            579,600           9,511,236
    *    Applied Micro Circuits Corp.                                                       107,000             307,090
         Autodesk, Inc.                                                                      79,800           3,158,484
         Automatic Data Processing, Inc.                                                    202,600           8,873,880
    *    Avaya, Inc.                                                                        166,700           1,525,305
    *    BMC Software, Inc.                                                                  76,900           1,308,838
    *    Broadcom Corp.                                                                     101,000           3,584,490
    *    Ciena Corp.                                                                        198,900             433,602
    *    Cisco Sytems, Inc.                                                               2,246,300          43,533,294

    *    Citrix Systems, Inc.                                                                59,000           1,484,440
         Computer Associates International, Inc.                                            185,968           5,071,347
    *    Computer Sciences Corp.                                                             66,400           3,074,984
    *    Compuware Corp.                                                                    134,600             922,010
    *    Comverse Technology, Inc.                                                           68,800           1,618,864
    *    Convergys Corp.                                                                     49,400             673,322
    *    Corning, Inc.                                                                      489,900           7,681,632
    *    Dell, Inc.                                                                         854,600          34,089,994
    *    Electronic Arts, Inc.                                                              107,000           5,621,780
         Electronic Data Systems Corp.                                                      179,900           3,544,030
    *    EMC Corp.                                                                          835,900          11,752,754
         First Data Corp.                                                                   278,700          10,543,221
    *    Fiserv, Inc.                                                                        67,100           2,885,300
    *    Freescale Semiconductor, Inc. Class B                                              139,600           2,819,920
    *    Gateway, Inc.                                                                      103,900             359,494
         Hewlett-Packard Co.                                                              1,006,200          22,649,562
         Intel Corp.                                                                      2,163,800          58,271,134
         International Business Machines Corp.                                              567,300          42,859,515
    *    Intuit, Inc.                                                                        64,500           2,787,690
    *    Jabil Circuit, Inc.                                                                 63,800           1,864,874
    *    JDS Uniphase Corp.                                                                 502,000             768,060
    #    KLA-Tencor Corp.                                                                    68,400           3,106,044
    *    Lexmark International, Inc.                                                         44,000           3,011,360
         Linear Technology Corp.                                                            106,700           3,998,049
    *    LSI Logic Corp.                                                                    133,700             984,032
  * #    Lucent Technologies, Inc.                                                        1,539,700           4,326,557
         Maxim Integrated Products, Inc.                                                    113,600           4,475,840
    *    Mercury Interactive Corp.                                                           29,300           1,322,016
    *    Micron Technology, Inc.                                                            213,300           2,342,034
         Microsoft Corp.                                                                  3,516,200          90,717,960
         Molex, Inc.                                                                         58,300           1,544,367
         Motorola, Inc.                                                                     852,000          14,799,240
         National Semiconductor Corp.                                                       123,500           2,484,820
    *    NCR Corp.                                                                           64,700           2,369,961
    *    Network Appliance, Inc.                                                            127,200           3,658,272
    *    Novell, Inc.                                                                       131,700             770,445
    *    Novellus Systems, Inc.                                                              48,600           1,295,190
    *    Nvidia Corp.                                                                        57,800           1,571,582
    *    Oracle Corp.                                                                     1,561,500          20,018,430
    *    Parametric Technology Corp.                                                         94,000             565,880
         Paychex, Inc.                                                                      123,600           3,569,568
    *    PMC-Sierra, Inc.                                                                    62,400             547,248
    *    QLogic Corp.                                                                        31,900           1,021,438
         Qualcomm, Inc.                                                                     571,900          21,308,994
         Sabre Holdings Corp.                                                                45,700             917,199
    *    Sanmina-SCI Corp.                                                                  181,900             933,147
         Scientific-Atlanta, Inc.                                                            52,900           1,761,570
    *    Siebel Systems, Inc.                                                               178,900           1,649,458
    *    Solectron Corp.                                                                    337,400           1,231,510
    *    Sun Microsystems, Inc.                                                           1,173,900           4,472,559
    *    Sungard Data Systems, Inc.                                                         100,300           3,481,413
  * #    Symantec Corp.                                                                     246,500           5,573,365
         Symbol Technologies, Inc.                                                           84,300             970,293
         Tektronix, Inc.                                                                     31,100             705,037
    *    Tellabs, Inc.                                                                      160,500           1,319,310

    *    Teradyne, Inc.                                                                      67,400             876,874
         Texas Instruments, Inc.                                                            598,200          16,534,248
    *    Unisys Corp.                                                                       117,200             848,528
    *    Veritas Software Corp.                                                             146,600           3,645,942
    *    Xerox Corp.                                                                        332,700           4,514,739
         Xilinx, Inc.                                                                       121,100           3,360,525
    *    Yahoo!, Inc.                                                                       453,100          16,855,320
                                                                                                       ----------------
Total Information Technology
(Cost $560,187,362)                                                                                         587,184,759
                                                                                                       ----------------

Health Care -- (12.4%)
         Abbott Laboratories                                                                541,700          26,131,608
         Aetna, Inc.                                                                        102,300           7,980,423
         Allergan, Inc.                                                                      45,700           3,533,067
         AmerisourceBergen Corp.                                                             36,600           2,363,262
    *    Amgen, Inc.                                                                        435,400          27,247,332
         Applera Corp. - Applied Biosystems Group                                            68,300           1,462,303
         Bard (C.R.), Inc.                                                                   36,400           2,484,300
         Bausch & Lomb, Inc.                                                                 18,700           1,460,283
         Baxter International, Inc.                                                         215,400           7,948,260
         Becton Dickinson & Co.                                                              88,000           5,055,600
    *    Biogen Idec, Inc.                                                                  115,900           4,531,690
         Biomet, Inc.                                                                        87,900           3,312,951
    *    Boston Scientific Corp.                                                            264,100           7,154,469
         Bristol-Myers Squibb Co.                                                           679,000          17,219,440
    #    Cardinal Health, Inc.                                                              150,700           8,730,051
  * #    Caremark Rx, Inc.                                                                  158,900           7,096,474
    *    Chiron Corp.                                                                        51,300           1,925,802
         Cigna Corp.                                                                         45,700           4,444,325
         Eli Lilly & Co.                                                                    393,700          22,952,710
  * #    Express Scripts, Inc.                                                               26,400           2,439,096
  * #    Fisher Scientific International, Inc.                                               40,800           2,548,368
    *    Forest Laboratories, Inc.                                                          122,100           4,710,618
    *    Genzyme Corp.                                                                       86,100           5,371,779
    *    Gilead Sciences, Inc.                                                              150,400           6,136,320
         Guidant Corp.                                                                      112,100           8,283,069
         HCA, Inc.                                                                          143,100           7,727,400
    #    Health Management Associates, Inc.                                                  84,800           2,138,656
    *    Hospira, Inc.                                                                       54,300           2,067,744
    *    Humana, Inc.                                                                        55,900           2,032,524
         IMS Health, Inc.                                                                    80,600           1,978,730
         Johnson & Johnson                                                                1,033,300          69,334,430
    *    King Pharmaceuticals, Inc.                                                          84,000             794,640
    *    Laboratory Corp. of America Holdings                                                46,900           2,272,305
         Manor Care, Inc.                                                                    29,900           1,161,914
         McKesson Corp.                                                                     102,600           4,131,702
    *    Medco Health Solutions, Inc.                                                        95,600           4,780,000
    *    Medimmune, Inc.                                                                     86,400           2,280,960
         Medtronic, Inc.                                                                    420,300          22,591,125
         Merck & Co., Inc.                                                                  767,300          24,891,212
    *    Millipore Corp.                                                                     17,300             890,777
         Mylan Laboratories, Inc.                                                            93,600           1,544,400
         PerkinElmer, Inc.                                                                   45,100             862,763
         Pfizer, Inc.                                                                     2,592,500          72,330,750
         Quest Diagnostics, Inc.                                                             31,700           3,328,500

         Schering-Plough Corp.                                                              512,500           9,993,750
    *    St. Jude Medical, Inc.                                                             125,400           5,031,048
         Stryker Corp.                                                                      130,200           6,334,230
    *    Tenet Healthcare Corp.                                                             162,800           1,973,136
    *    Thermo Electron Corp.                                                               55,600           1,463,392
         UnitedHealth Group, Inc.                                                           445,800          21,656,964
    *    Waters Corp.                                                                        42,000           1,631,700
    *    Watson Pharmaceuticals, Inc.                                                        38,100           1,145,286
    *    WellPoint, Inc.                                                                    106,000          14,098,000
         Wyeth                                                                              464,300          20,136,691
    *    Zimmer Holdings, Inc.                                                               85,700           6,562,906
                                                                                                       ----------------
Total Health Care
(Cost $377,818,748)                                                                                         509,691,235
                                                                                                       ----------------

Industrials -- (10.7%)
         3M Co.                                                                             268,400          20,572,860
    *    Allied Waste Industries, Inc.                                                       94,300             727,053
         American Power Conversion Corp.                                                     62,400           1,588,704
         American Standard Companies, Inc.                                                   62,600           2,679,280
         Avery Dennison Corp.                                                                35,400           1,856,730
    #    Boeing Co.                                                                         289,300          18,486,270
         Burlington Northern Santa Fe Corp.                                                 131,500           6,498,730
         Caterpillar, Inc.                                                                  119,200          11,217,912
         Cendant Corp.                                                                      366,600           7,775,586
         Cintas Corp.                                                                        51,900           2,095,203
         Cooper Industries, Ltd.                                                             32,200           2,219,868
         CSX Corp.                                                                           74,900           3,114,342
    #    Cummins, Inc.                                                                       14,900           1,012,455
    #    Danaher Corp.                                                                       95,600           5,270,428
         Deere & Co.                                                                         85,800           5,675,670
  * #    Delta Air Lines, Inc.                                                               48,600             187,110
         Donnelley (R.R.) & Sons Co.                                                         74,900           2,490,425
         Dover Corp.                                                                         70,800           2,681,196
         Eaton Corp.                                                                         53,100           3,178,035
         Emerson Electric Co.                                                               145,700           9,684,679
         Equifax, Inc.                                                                       46,900           1,626,961
         FedEx Corp.                                                                        104,700           9,362,274
    #    Fluor Corp.                                                                         29,700           1,706,265
         General Dynamics Corp.                                                              69,600           7,515,408
         General Electric Co.                                                             3,683,200         134,363,136
         Goodrich (B.F.) Co.                                                                 41,700           1,745,562
         Honeywell International, Inc.                                                      295,600          10,709,588
         Illinois Tool Works, Inc.                                                           95,400           8,054,622
         Ingersoll-Rand Co., Ltd. Class A                                                    60,200           4,660,082
         ITT Industries, Inc.                                                                32,000           3,040,000
         L-3 Communications Holdings, Inc.                                                   40,100           2,838,278
         Lockheed Martin Corp.                                                              139,500           9,052,155
         Masco Corp.                                                                        155,700           4,985,514
    *    Monster Worldwide, Inc.                                                             41,900           1,105,322
    *    Navistar International Corp.                                                        22,900             698,679
         Norfolk Southern Corp.                                                             139,200           4,443,264
         Northrop Grumman Corp.                                                             125,200           6,976,144
         Paccar, Inc.                                                                        60,400           4,273,300
         Pall Corp.                                                                          43,100           1,258,089
         Parker Hannifin Corp.                                                               41,700           2,515,761

         Pitney Bowes, Inc.                                                                  80,200           3,577,722
         Raytheon Co.                                                                       157,400           6,163,784
         Robert Half International, Inc.                                                     55,900           1,394,146
         Rockwell Automation, Inc.                                                           60,800           3,123,296
         Rockwell Collins, Inc.                                                              61,900           3,057,241
         Ryder System, Inc.                                                                  22,300             819,302
         Southwest Airlines Co.                                                             256,000           3,724,800
         Textron, Inc.                                                                       46,900           3,624,901
         Tyco International, Ltd.                                                           699,600          20,239,428
         Union Pacific Corp.                                                                 90,700           6,073,272
         United Parcel Service, Inc.                                                        389,000          28,649,850
         United Technologies Corp.                                                          178,000          18,992,600
         W.W. Grainger, Inc.                                                                 29,000           1,577,310
         Waste Management, Inc.                                                             197,500           5,824,275
                                                                                                       ----------------
Total Industrials
(Cost $311,260,626)                                                                                         436,784,867
                                                                                                       ----------------

Consumer Discretionary -- (10.5%)
    *    Apollo Group, Inc. Class A                                                          57,600           4,521,600
    *    AutoNation, Inc.                                                                    78,500           1,569,215
    *    Autozone, Inc.                                                                      23,500           2,127,220
    *    Bed Bath and Beyond, Inc.                                                          105,100           4,272,315
         Best Buy Co., Inc.                                                                 103,800           5,649,834
    *    Big Lots, Inc.                                                                      39,200             496,272
    #    Black & Decker Corp.                                                                27,900           2,436,228
         Brunswick Corp.                                                                     33,700           1,450,448
         Carnival Corp.                                                                     183,100           9,685,990
         Centex Corp.                                                                        44,000           2,881,120
         Circuit City Stores, Inc.                                                           66,400           1,088,296
         Clear Channel Communications, Inc.                                                 183,200           5,354,936
    *    Coach, Inc.                                                                        132,900           3,859,416
    *    Comcast Corp. Class A                                                              768,700          24,752,140
         Cooper Tire & Rubber Co.                                                            22,300             424,592
         Dana Corp.                                                                          52,100             705,955
         Darden Restaurants, Inc.                                                            51,300           1,666,224
         Delphi Corp.                                                                       195,000             848,250
         Dillards, Inc. Class A                                                              24,500             586,040
         Disney (Walt) Co.                                                                  711,400          19,520,816
         Dollar General Corp.                                                               104,700           2,053,167
         Dow Jones & Co., Inc.                                                               24,500             869,750
         Eastman Kodak Co.                                                                   99,600           2,617,488
  * #    eBay, Inc.                                                                         420,500          15,983,205
         Family Dollar Stores, Inc.                                                          58,300           1,496,561
    #    Federated Department Stores, Inc.                                                   58,900           3,972,805
         Ford Motor Co.                                                                     636,200           6,349,276
         Fortune Brands, Inc.                                                                50,400           4,359,600
         Gannett Co., Inc.                                                                   87,300           6,500,358
         Gap, Inc.                                                                          275,500           5,785,500
    #    General Motors Corp.                                                               196,300           6,189,339
         Genuine Parts Co.                                                                   60,700           2,607,672
  * #    Goodyear Tire & Rubber Co.                                                          61,100             879,229
         H&R Block, Inc.                                                                     57,400           2,865,408
         Harley-Davidson, Inc.                                                              101,500           4,976,545
    #    Harrahs Entertainment, Inc.                                                         39,500           2,836,495
         Hasbro, Inc.                                                                        58,000           1,170,440

         Hilton Hotels Corp.                                                                133,700           3,239,551
         Home Depot, Inc.                                                                   763,000          30,024,050
         International Game Technology                                                      119,900           3,378,782
    *    Interpublic Group of Companies, Inc.                                               146,900           1,812,746
         Johnson Controls, Inc.                                                              66,400           3,762,224
         Jones Apparel Group, Inc.                                                           42,600           1,359,366
         KB Home                                                                             29,000           1,958,660
         Knight-Ridder, Inc.                                                                 26,300           1,659,004
    *    Kohl's Corp.                                                                       113,300           5,516,577
         Leggett & Platt, Inc.                                                               66,300           1,766,232
         Limited Brands, Inc.                                                               132,800           2,731,696
         Liz Claiborne, Inc.                                                                 37,800           1,419,390
    #    Lowe's Companies, Inc.                                                             268,600          15,366,606
         Marriott International, Inc. Class A                                                69,800           4,714,292
    #    Mattel, Inc.                                                                       144,800           2,632,464
         May Department Stores Co.                                                          101,500           3,873,240
    #    Maytag Corp.                                                                        27,700             404,143
         McDonald's Corp.                                                                   442,000          13,675,480
         McGraw-Hill Companies, Inc.                                                        132,400           5,780,584
         Meredith Corp.                                                                      15,800             783,680
         Newell Rubbermaid, Inc.                                                             95,500           2,176,445
         News Corp. Class A                                                                 864,600          13,945,998
         NIKE, Inc. Class B                                                                  79,800           6,559,560
         Nordstrom, Inc.                                                                     43,800           2,673,552
    *    Office Depot, Inc.                                                                 108,700           2,143,564
         OfficeMax, Inc.                                                                     24,400             740,540
         Omnicom Group, Inc.                                                                 64,800           5,306,472
         Penney (J.C.) Co., Inc.                                                             94,100           4,682,416
         Pulte Homes, Inc.                                                                   41,200           3,149,740
         RadioShack Corp.                                                                    55,100           1,386,316
    #    Reebok International, Ltd.                                                          19,500             793,845
    *    Sears Holdings Corp.                                                                22,865           3,354,295
         Sherwin-Williams Co.                                                                44,000           1,955,800
    #    Snap-On, Inc.                                                                       20,100             693,651
         Staples, Inc.                                                                      258,250           5,560,123
    *    Starbucks Corp.                                                                    138,900           7,604,775
         Starwood Hotels & Resorts Worldwide, Inc.                                           73,900           4,136,183
         Target Corp.                                                                       311,100          16,706,070
    #    The New York Times Co. Class A                                                      50,700           1,590,459
         The Stanley Works                                                                   26,100           1,164,321
         The TJX Companies, Inc.                                                            167,400           3,838,482
    #    Tiffany & Co.                                                                       50,600           1,575,178
    *    Time Warner, Inc.                                                                1,597,100          27,789,540
    *    Toys R Us, Inc.                                                                     74,800           1,959,760
         Tribune Co.                                                                        103,700           3,751,866
    *    Univision Communications, Inc. Class A                                             101,400           2,698,254
         V.F. Corp.                                                                          34,700           1,958,121
         Viacom, Inc. Class B                                                               592,500          20,316,825
    #    Visteon Corp.                                                                       45,100             344,113
         Wendy's International, Inc.                                                         39,600           1,787,148
         Whirlpool Corp.                                                                     23,300           1,603,040
         Yum! Brands, Inc.                                                                  101,300           5,195,677
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $353,509,371)                                                                                         430,410,641
                                                                                                       ----------------

Consumer Staples -- (9.6%)
         Alberto-Culver Co. Class B                                                          29,400           1,303,302
    #    Albertson's, Inc.                                                                  127,900           2,684,621
    #    Altria Group, Inc.                                                                 718,900          48,266,946
         Anheuser-Busch Companies, Inc.                                                     270,000          12,649,500
         Archer-Daniels-Midland Co.                                                         216,500           4,297,525
         Avon Products, Inc.                                                                163,900           6,513,386
         Brown-Forman Corp. Class B                                                          31,300           1,866,106
         Campbell Soup Co.                                                                  113,200           3,512,596
         Clorox Co.                                                                          53,300           3,113,253
         Coca-Cola Co.                                                                      787,200          35,132,736
         Coca-Cola Enterprises, Inc.                                                        122,500           2,680,300
         Colgate-Palmolive Co.                                                              182,600           9,124,522
         ConAgra, Inc.                                                                      179,100           4,683,465
         Costco Wholesale Corp.                                                             164,200           7,457,964
         CVS Corp.                                                                          139,100           7,629,635
         General Mills, Inc.                                                                126,800           6,276,600
         Gillette Co.                                                                       344,500          18,168,930
         Heinz (H.J.) Co.                                                                   121,600           4,422,592
         Hershey Foods Corp.                                                                 76,000           4,879,960
         Kellogg Co.                                                                        121,900           5,545,231
         Kimberly-Clark Corp.                                                               167,200          10,755,976
         McCormick & Co., Inc.                                                               47,100           1,593,864
         Molson Coors Brewing Co.                                                            28,000           1,637,160
         Pepsi Bottling Group, Inc.                                                          68,800           1,951,856
         PepsiCo, Inc.                                                                      583,200          32,834,160
         Procter & Gamble Co.                                                               876,500          48,338,975
    #    Reynolds American, Inc.                                                             40,500           3,357,855
    *    Safeway, Inc.                                                                      155,500           3,422,555
         Sara Lee Corp.                                                                     274,300           5,565,547
         Supervalu, Inc.                                                                     46,900           1,536,444
         Sysco Corp.                                                                        221,300           8,223,508
    *    The Kroger Co.                                                                     254,400           4,266,288
         UST, Inc.                                                                           57,400           2,557,744
    #    Walgreen Co.                                                                       354,900          16,091,166
         Wal-Mart Stores, Inc.                                                            1,177,200          55,599,156
         Wrigley (Wm.) Jr. Co.                                                               68,000           4,642,360
                                                                                                       ----------------
Total Consumer Staples
(Cost $263,498,630)                                                                                         392,583,784
                                                                                                       ----------------

Energy -- (7.7%)
         Amerada Hess Corp.                                                                  29,600           2,748,360
    #    Anadarko Petroleum Corp.                                                            82,300           6,230,110
    #    Apache Corp.                                                                       113,500           6,669,260
         Ashland, Inc.                                                                       23,100           1,577,730
         Baker Hughes, Inc.                                                                 117,500           5,427,325
         BJ Services Co.                                                                     56,400           2,839,740
         Burlington Resources, Inc.                                                         134,500           6,816,460
         ChevronTexaco Corp.                                                                731,200          39,323,936
         ConocoPhillips                                                                     241,700          26,064,928
         Devon Energy Corp.                                                                 166,500           7,642,350
    #    El Paso Corp.                                                                      223,600           2,312,024
         EOG Resources, Inc.                                                                 83,100           4,145,859
         Exxon Mobil Corp.                                                                2,218,900         124,702,180
         Halliburton Co.                                                                    175,300           7,492,322

    #    Kerr-McGee Corp.                                                                    40,500           2,991,330
         Kinder Morgan, Inc.                                                                 38,200           2,968,522
         Marathon Oil Corp.                                                                 120,600           5,847,894
    *    Nabors Industries, Ltd.                                                             49,200           2,711,412
    *    National-Oilwell, Inc.                                                              58,300           2,623,500
    #    Noble Corp.                                                                         47,100           2,666,802
         Occidental Petroleum Corp.                                                         138,000          10,089,180
         Rowan Companies, Inc.                                                               37,200           1,023,000
         Schlumberger, Ltd.                                                                 204,900          14,009,013
         Sunoco, Inc.                                                                        24,100           2,471,937
         The Williams Companies, Inc.                                                       198,200           3,648,862
  * #    Transocean, Inc.                                                                   111,600           5,558,796
         Unocal Corp.                                                                        94,000           5,357,060
         Valero Energy Corp.                                                                 89,200           6,120,904
         XTO Energy, Inc.                                                                   120,700           3,756,184
                                                                                                       ----------------
Total Energy
(Cost $190,448,944)                                                                                         315,836,980
                                                                                                       ----------------

Utilities -- (3.0%)
    *    AES Corp.                                                                          225,500           3,357,695
    *    Allegheny Energy, Inc.                                                              56,300           1,361,334
         Ameren Corp.                                                                        67,900           3,705,982
         American Electric Power Co., Inc.                                                  133,200           4,753,908
  * #    Calpine Corp.                                                                      185,600             553,088
         CenterPoint Energy, Inc.                                                           100,500           1,232,130
         Cinergy Corp.                                                                       66,500           2,741,795
  * #    CMS Energy Corp.                                                                    74,900             990,927
         Consolidated Edison, Inc.                                                           84,300           3,836,493
         Constellation Energy Group                                                          61,400           3,281,830
         Dominion Resources, Inc.                                                           118,400           8,324,704
         DTE Energy Co.                                                                      60,500           2,876,170
    #    Duke Energy Corp.                                                                  325,900           8,955,732
    *    Dynegy, Inc.                                                                       115,000             534,750
         Edison International                                                               113,200           4,160,100
         Entergy Corp.                                                                       74,100           5,322,603
         Exelon Corp.                                                                       231,000          10,822,350
         FirstEnergy Corp.                                                                  114,600           5,076,780
         FPL Group, Inc.                                                                    135,900           5,524,335
         KeySpan Corp.                                                                       60,100           2,388,374
         Nicor, Inc.                                                                         15,300             604,350
         NiSource, Inc.                                                                      94,300           2,272,630
         Peoples Energy Corp.                                                                13,200             564,300
         PG&E Corp.                                                                         125,400           4,485,558
         Pinnacle West Capital Corp.                                                         33,700           1,486,844
    #    PPL Corp.                                                                           65,700           3,778,407
         Progress Energy, Inc.                                                               85,800           3,794,934
         Public Service Enterprise Group, Inc.                                               82,900           4,600,950
         Sempra Energy                                                                       82,800           3,284,676
         Southern Co.                                                                       258,200           8,765,890
         TECO Energy, Inc.                                                                   71,700           1,267,656
         TXU Corp.                                                                           83,500           6,703,380
         Xcel Energy, Inc.                                                                  139,400           2,569,142
                                                                                                       ----------------
Total Utilities
(Cost $94,737,953)                                                                                          123,979,797
                                                                                                       ----------------

Telecommunication Services -- (2.9%)
         Alltel Corp.                                                                       113,600           6,608,112
         AT&T Corp.                                                                         278,100           5,225,499
         BellSouth Corp.                                                                    636,400          17,030,064
         CenturyTel, Inc.                                                                    46,700           1,531,293
    #    Citizens Communications Co.                                                        116,600           1,590,424
    *    Nextel Communications, Inc.                                                        391,500          11,815,470
    *    Qwest Communications International, Inc.                                           580,700           2,276,344
         SBC Communications, Inc.                                                         1,147,900          26,837,902
         Sprint Corp.                                                                       513,600          12,167,184
         Verizon Communications, Inc.                                                       962,600          34,056,788
                                                                                                       ----------------
Total Telecommunication Services
(Cost $138,008,205)                                                                                         119,139,080
                                                                                                       ----------------

Materials -- (2.7%)
         Air Products & Chemicals, Inc.                                                      79,100           4,764,193
         Alcoa, Inc.                                                                        302,900           8,208,590
         Allegheny Technologies, Inc.                                                        31,100             661,186
         Ball Corp.                                                                          38,200           1,434,410
         Bemis Co., Inc.                                                                     37,200           1,010,352
         Dow Chemical Co.                                                                   331,300          15,004,577
         DuPont (E.I.) de Nemours & Co., Inc.                                               346,500          16,115,715
         Eastman Chemical Co.                                                                27,100           1,592,938
         Ecolab, Inc.                                                                        76,700           2,479,711
         Engelhard Corp.                                                                     42,400           1,246,560
         Freeport-McMoRan Copper & Gold, Inc. Class B                                        62,100           2,192,130
         Georgia-Pacific Corp.                                                               90,300           2,992,542
         Great Lakes Chemical Corp.                                                          17,900             606,810
    *    Hercules, Inc.                                                                      38,900             537,598
         International Flavors & Fragrances, Inc.                                            30,800           1,142,372
         International Paper Co.                                                            170,400           5,488,584
         Louisiana-Pacific Corp.                                                             38,500             969,430
    #    MeadWestavco Corp.                                                                  70,400           2,019,072
         Monsanto Co.                                                                        92,500           5,272,500
         Newmont Mining Corp.                                                               154,300           5,746,132
         Nucor Corp.                                                                         55,500           2,939,280
    *    Pactiv Corp.                                                                        51,600           1,179,060
         Phelps Dodge Corp.                                                                  33,600           2,936,640
    #    PPG Industries, Inc.                                                                60,200           3,936,478
         Praxair, Inc.                                                                      112,100           5,254,127
         Rohm & Haas Co.                                                                     67,600           3,153,540
    *    Sealed Air Corp.                                                                    29,000           1,501,910
         Sigma-Aldrich Corp.                                                                 23,900           1,431,849
         Temple-Inland, Inc.                                                                 39,800           1,421,656
         United States Steel Corp.                                                           39,600           1,574,892
         Vulcan Materials Co.                                                                35,800           2,145,494
         Weyerhaeuser Co.                                                                    84,400           5,414,260
                                                                                                       ----------------
Total Materials
(Cost $84,499,322)                                                                                          112,374,588
                                                                                                       ----------------

Real Estate Investment Trusts -- (0.5%)
         Apartment Investment & Management Co. Class A                                       33,300           1,235,430
         Archstone-Smith Trust                                                               69,500           2,558,990
         Equity Office Properties Trust                                                     140,100           4,551,849
         Equity Residential                                                                  98,300           3,528,970

         Plum Creek Timber Co., Inc.                                                         63,900           2,239,695
    #    ProLogis                                                                            64,000           2,613,760
         Simon Property Group, Inc.                                                          76,800           5,277,696
                                                                                                       ----------------
Total Real Estate Investment Trusts                                                                          22,006,390
                                                                                                       ----------------
(Cost $18,025,834)

TOTAL COMMON STOCKS                                                                                       3,790,639,093
                                                                                                       ----------------
(Cost $2,910,156,654)

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (7.6%)
    ^    Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $512,215,000 U.S. STRIPS, rates ranging from 7.50%
         to 11.75%, maturities ranging from 11/15/14 to 11/15/24, valued at
         $239,637,495) to be repurchased at $234,956,078 (Cost $234,937,022)       $        234,937         234,937,022
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $77,493,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $77,589,866) to be repurchased at $76,449,137 (Cost $76,443,000)                    76,443          76,443,000
                                                                                                       ----------------
                                                                                                            311,380,022
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $311,380,022)                                                                                         311,380,022
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,221,536,676)                                                                                  $  4,102,019,115
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (28.1%)
         American Greetings Corp. Class A                                                   177,600    $      4,614,048
     *   AutoNation, Inc.                                                                 2,057,600          41,131,424
     *   Barnes & Noble, Inc.                                                               176,400           6,676,740
         Belo Corp. Class A                                                                 362,300           8,905,334
     *   Big Lots, Inc.                                                                     253,500           3,209,310
     #   Blockbuster, Inc. Class A                                                           83,900             766,007
         Borders Group, Inc.                                                                 34,000             859,860
         BorgWarner, Inc.                                                                   201,600          10,777,536
     *   Caesars Entertainment, Inc.                                                        845,900          18,229,145
     *   Cavco Industries, Inc.                                                              22,900             616,239
         Circuit City Stores, Inc.                                                          586,200           9,607,818
         Clear Channel Communications, Inc.                                               1,942,666          56,784,127
     *   Comcast Corp. Class A                                                            3,966,525         127,722,105
     *   Comcast Corp. Special Class A Non-Voting                                           927,100          29,333,444
         Dana Corp.                                                                         511,600           6,932,180
         Dillards, Inc. Class A                                                             286,000           6,841,120
         Disney (Walt) Co.                                                                  906,600          24,877,104
     #   Federated Department Stores, Inc.                                                  618,200          41,697,590
         Foot Locker, Inc.                                                                   90,400           2,387,464
         Ford Motor Co.                                                                   5,892,000          58,802,160
     #   General Motors Corp.                                                             1,913,900          60,345,267
   * #   Goodyear Tire & Rubber Co.                                                         203,900           2,934,121
         Hearst-Argyle Television, Inc.                                                     238,600           5,955,456
         Hollinger International, Inc. Class A                                              257,600           2,382,800
         Horton (D.R.), Inc.                                                              1,091,829          37,744,529
   * #   IAC/InterActiveCorp                                                              2,346,703          57,494,223
         Lear Corp.                                                                         227,800           8,588,060
     *   Liberty Media Corp. Class A                                                      9,460,100          98,290,439
     *   Liberty Media International, Inc. Class A                                          313,805          13,151,568
         May Department Stores Co.                                                          446,600          17,042,256
     *   MGM Mirage                                                                         734,400          27,973,296
         News Corp. Class A                                                                  44,676             720,624
     #   OfficeMax, Inc.                                                                    354,300          10,753,005
         Penney (J.C.) Co., Inc.                                                          1,120,000          55,731,200
         Pulte Homes, Inc.                                                                  248,400          18,990,180
     *   Radio One, Inc.                                                                     55,000             694,100
         Saks, Inc.                                                                         743,200          12,738,448
     *   Sears Holdings Corp.                                                               173,929          25,515,384
         Service Corp. International                                                        311,600           2,361,928
         Starwood Hotels & Resorts Worldwide, Inc.                                          548,600          30,705,142
     *   The DIRECTV Group, Inc.                                                            481,937           7,195,319
     *   Time Warner, Inc.                                                               10,059,480         175,034,952

     *   Toys R Us, Inc.                                                                    819,300          21,465,660
         Tribune Co.                                                                      1,182,400          42,779,232
   * #   Univision Communications, Inc. Class A                                             932,900          24,824,469
         Viacom, Inc. Class B                                                             5,017,000         172,032,930
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $1,294,572,123)                                                                                     1,394,215,343
                                                                                                       ----------------

Financials -- (26.1%)
         A.G. Edwards, Inc.                                                                 199,100           8,224,821
     *   Allmerica Financial Corp.                                                          179,700           6,275,124
     #   Allstate Corp.                                                                   1,791,600         104,271,120
         AMBAC Financial Group, Inc.                                                         23,200           1,673,880
         American Financial Group, Inc.                                                     280,200           9,084,084
         American National Insurance Co.                                                     57,800           6,670,120
     *   AmeriCredit Corp.                                                                  395,300           9,831,111
         AmerUs Group Co.                                                                   124,600           5,929,714
         Astoria Financial Corp.                                                             60,750           1,673,055
         Bank of Hawaii Corp.                                                               327,500          15,959,075
     #   Bear Stearns Companies, Inc.                                                       373,770          37,018,181
         Chubb Corp.                                                                        428,000          36,050,440
         Cincinnati Financial Corp.                                                         658,116          25,975,839
     *   CNA Financial Corp.                                                                919,500          25,359,810
         Commerce Group, Inc.                                                                93,100           5,548,760
         Commercial Federal Corp.                                                            98,900           2,473,489
         Countrywide Financial Corp.                                                      1,639,998          60,958,726
         Fidelity National Financial, Inc.                                                  520,800          18,743,592
         First American Corp.                                                               330,100          12,774,870
         First Citizens BancShares, Inc.                                                     10,300           1,344,459
         Hartford Financial Services Group, Inc.                                            868,200          64,932,678
         Hibernia Corp.                                                                     274,500           8,825,175
         Independence Community Bank Corp.                                                  300,500          11,262,740
     *   Instinet Group, Inc.                                                                15,200              80,256
         Janus Capital Group, Inc.                                                          796,800          12,238,848
         JPMorgan Chase & Co.                                                             2,244,400          80,237,300
         KeyCorp                                                                            941,600          30,846,816
     *   LaBranche & Co., Inc.                                                               19,700             108,941
         Lehman Brothers Holdings, Inc.                                                     227,800          21,003,160
         Lincoln National Corp.                                                             620,400          28,246,812
         Loews Corp.                                                                        636,800          47,951,040
         MBIA, Inc.                                                                         498,050          27,855,937
         MetLife, Inc.                                                                    2,623,300         116,999,180
         MGIC Investment Corp.                                                              335,500          20,579,570
         Nationwide Financial Services, Inc.                                                208,500           7,960,530
     #   New York Community Bancorp, Inc.                                                   327,700           5,970,694
     #   Odyssey Re Holdings Corp.                                                           50,500           1,217,555
         Old Republic International Corp.                                                   635,412          15,796,342
         PMI Group, Inc.                                                                    346,300          13,090,140
         Principal Financial Group, Inc.                                                  1,075,700          42,909,673
         Protective Life Corp.                                                              227,500           9,143,225
     *   Providian Financial Corp.                                                          483,100           8,608,842
         Prudential Financial, Inc.                                                       1,731,800         109,640,258
         Radian Group, Inc.                                                                 316,400          14,516,432
         Reinsurance Group of America, Inc.                                                 199,600           9,131,700
         Safeco Corp.                                                                       486,400          26,173,184
         South Financial Group, Inc.                                                         54,300           1,479,675

         Sovereign Bancorp, Inc.                                                            842,320          18,800,582
         StanCorp Financial Group, Inc.                                                     104,200           7,799,370
         The St. Paul Travelers Companies, Inc.                                           2,390,826          90,564,489
         Torchmark Corp.                                                                    127,200           6,709,800
         Transatlantic Holdings, Inc.                                                         9,400             536,834
         UnionBanCal Corp.                                                                   86,600           5,435,882
         Unitrin, Inc.                                                                      223,800          11,143,002
         UnumProvident Corp.                                                              1,048,489          19,250,258
         Wesco Financial Corp.                                                               13,540           4,851,111
                                                                                                       ----------------
Total Financials
(Cost $932,265,029)                                                                                       1,297,738,301
                                                                                                       ----------------

Energy -- (8.6%)
         Amerada Hess Corp.                                                                 318,532          29,575,696
     #   Anadarko Petroleum Corp.                                                           815,878          61,761,965
     #   Apache Corp.                                                                       129,990           7,638,212
     #   Ashland, Inc.                                                                      297,600          20,326,080
     #   Chesapeake Energy Corp.                                                            361,000           7,389,670
         ConocoPhillips                                                                     220,400          23,767,936
     #   Diamond Offshore Drilling, Inc.                                                    313,641          14,819,537
     *   Forest Oil Corp.                                                                   214,600           8,532,496
         Helmerich & Payne, Inc.                                                            146,800           6,087,796
     #   Kerr-McGee Corp.                                                                   431,426          31,865,124
         Marathon Oil Corp.                                                               1,061,450          51,469,710
         Occidental Petroleum Corp.                                                         650,800          47,579,988
         Overseas Shipholding Group, Inc.                                                    86,500           5,285,150
         Pogo Producing Co.                                                                 209,700          10,367,568
     *   Pride International, Inc.                                                          366,700           8,269,085
         Sunoco, Inc.                                                                       298,800          30,647,916
         Tidewater, Inc.                                                                    217,700           7,532,420
         Valero Energy Corp.                                                                776,800          53,304,016
                                                                                                       ----------------
Total Energy
(Cost $225,588,682)                                                                                         426,220,365
                                                                                                       ----------------

Industrials -- (8.3%)
   * #   AGCO Corp.                                                                         275,400           5,056,344
     *   Allegheny Corp.                                                                     18,292           5,126,333
     *   Allied Waste Industries, Inc.                                                    1,180,900           9,104,739
         Burlington Northern Santa Fe Corp.                                               1,283,000          63,405,860
         Cendant Corp.                                                                    1,166,500          24,741,465
         CSX Corp.                                                                          773,900          32,178,762
         Curtiss-Wright Corp.                                                                27,130           1,483,468
   * #   Delta Air Lines, Inc.                                                              402,500           1,549,625
         Florida East Coast Industries, Inc.                                                 30,500           1,282,830
         IKON Office Solutions, Inc.                                                        329,600           3,193,824
     *   Laidlaw International, Inc.                                                        160,200           3,562,848
         Norfolk Southern Corp.                                                           1,541,200          49,195,104
         Northrop Grumman Corp.                                                           1,320,242          73,563,884
     *   PHH Corp.                                                                           15,590             374,004
         Raytheon Co.                                                                     1,311,300          51,350,508
         Ryder System, Inc.                                                                 275,400          10,118,196
         Steelcase, Inc. Class A                                                             49,000             632,100
         Textron, Inc.                                                                      123,000           9,506,670
     *   Thomas & Betts Corp.                                                                46,900           1,448,272
         Union Pacific Corp.                                                                950,700          63,658,872
                                                                                                       ----------------
Total Industrials
(Cost $322,613,101)                                                                                         410,533,708
                                                                                                       ----------------

Information Technology -- (5.9%)
     *   3Com Corp.                                                                       1,041,900           3,813,354
     *   Advanced Micro Devices, Inc.                                                       504,800           8,278,720
     *   Agere Systems, Inc. Class A                                                         22,101             300,582
     *   Andrew Corp.                                                                       582,400           7,722,624
     *   Applied Micro Circuits Corp.                                                       213,200             611,884
     *   Arrow Electronics, Inc.                                                            402,900          11,261,055
     *   Avnet, Inc.                                                                        436,600           9,133,672
         AVX Corp.                                                                          364,500           4,330,260
     *   CheckFree Corp.                                                                     49,700           1,855,301
     *   Ciena Corp.                                                                        489,600           1,067,328
     *   Computer Sciences Corp.                                                            661,100          30,615,541
     *   Compuware Corp.                                                                    956,430           6,551,546
     *   Comverse Technology, Inc.                                                          111,500           2,623,595
     *   Corning, Inc.                                                                      998,300          15,653,344
         Electronic Data Systems Corp.                                                    1,851,700          36,478,490
     *   GameStop Corp. Class B                                                               9,432             253,155
         Hewlett-Packard Co.                                                              1,407,700          31,687,327
     *   Ingram Micro, Inc.                                                                 608,300           9,617,223
         Intersil Corp.                                                                     570,400          10,700,704
     *   JDS Uniphase Corp.                                                               1,095,700           1,676,421
     *   LSI Logic Corp.                                                                  1,347,970           9,921,059
     *   Lucent Technologies, Inc.                                                        1,193,800           3,354,578
     *   Micron Technology, Inc.                                                          2,163,300          23,753,034
     *   Sanmina-SCI Corp.                                                                1,864,500           9,564,885
     *   Solectron Corp.                                                                  1,566,700           5,718,455
     *   Sun Microsystems, Inc.                                                           2,143,700           8,167,497
     *   Tech Data Corp.                                                                    219,000           7,862,100
     *   Tellabs, Inc.                                                                    1,630,656          13,403,992
     *   Unisys Corp.                                                                       198,000           1,433,520
   * #   VeriSign, Inc.                                                                     166,300           5,379,805
     *   Vishay Intertechnology, Inc.                                                       626,916           8,087,216
     *   Vitesse Semiconductor, Inc.                                                          2,800               7,000
     *   Xerox Corp.                                                                         75,000           1,017,750
                                                                                                       ----------------
Total Information Technology
(Cost $275,612,074)                                                                                         291,903,017
                                                                                                       ----------------

Health Care -- (5.4%)
         Aetna, Inc.                                                                      1,079,252          84,192,449
         AmerisourceBergen Corp.                                                            308,900          19,945,673
     *   Human Genome Sciences, Inc.                                                         23,900             269,592
     *   Humana, Inc.                                                                       461,200          16,769,232
     *   Invitrogen Corp.                                                                   124,900           9,908,317
         McKesson Corp.                                                                     653,300          26,308,391
     *   Medco Health Solutions, Inc.                                                       690,100          34,505,000
     *   Millennium Pharmaceuticals, Inc.                                                 1,158,100           9,693,297
     *   PacifiCare Health Systems, Inc.                                                    243,400          15,292,822
     *   Tenet Healthcare Corp.                                                           1,547,300          18,753,276
     *   Thermo Electron Corp.                                                              239,900           6,314,168
     *   Triad Hospitals, Inc.                                                              234,100          11,873,552
     *   Watson Pharmaceuticals, Inc.                                                       389,900          11,720,394
     *   WebMD Corp.                                                                         25,800             243,294
                                                                                                       ----------------
Total Health Care
(Cost $147,902,837)                                                                                         265,789,457
                                                                                                       ----------------

Materials -- (5.1%)
         Bowater, Inc.                                                                      199,600           6,267,440
         Eastman Chemical Co.                                                                24,200           1,422,476
         Georgia-Pacific Corp.                                                              974,200          32,284,988
         International Paper Co.                                                          1,215,775          39,160,113
         LaFarge North America, Inc.                                                        257,500          15,545,275
         Louisiana-Pacific Corp.                                                            385,300           9,701,854
         Lubrizol Corp.                                                                     182,000           7,165,340
         Lyondell Chemical Co.                                                              308,300           7,319,042
     #   MeadWestavco Corp.                                                                 758,431          21,751,801
     *   Owens-Illinois, Inc.                                                               314,400           8,083,224
         Phelps Dodge Corp.                                                                 287,085          25,091,229
     *   Smurfit-Stone Container Corp.                                                      959,126          10,425,700
         Temple-Inland, Inc.                                                                262,600           9,380,072
         Valhi, Inc.                                                                        158,500           2,938,590
         Weyerhaeuser Co.                                                                   860,700          55,213,905
         Worthington Industries, Inc.                                                       133,200           2,232,432
                                                                                                       ----------------
Total Materials
(Cost $214,260,843)                                                                                         253,983,481
                                                                                                       ----------------

Consumer Staples -- (4.1%)
     #   Albertson's, Inc.                                                                1,316,400          27,631,236
         Archer-Daniels-Midland Co.                                                       2,475,260          49,133,911
         Coca-Cola Enterprises, Inc.                                                      1,874,800          41,020,624
         Corn Products International, Inc.                                                  186,400           4,117,576
         Kraft Foods, Inc.                                                                  312,800          10,147,232
         PepsiAmericas, Inc.                                                                192,000           4,650,240
     #   Reynolds American, Inc.                                                            251,326          20,837,439
     *   Rite Aid Corp.                                                                     969,800           3,840,408
     *   Smithfield Foods, Inc.                                                             157,600           4,701,208
         Supervalu, Inc.                                                                    565,200          18,515,952
         Tyson Foods, Inc. Class A                                                          912,556          16,845,784
         Weis Markets, Inc.                                                                  20,800             764,192
                                                                                                       ----------------
Total Consumer Staples
(Cost $146,694,245)                                                                                         202,205,802
                                                                                                       ----------------

Telecommunication Services -- (3.5%)
     *   American Tower Corp.                                                               294,600           5,314,584
         AT&T Corp.                                                                       2,206,280          41,456,001
     *   Crown Castle International Corp.                                                   468,900           8,337,042
   * #   Level 3 Communications, Inc.                                                       195,500             406,640
     *   Qwest Communications International, Inc.                                         2,000,600           7,842,352
         SBC Communications, Inc.                                                         1,613,100          37,714,278
         Sprint Corp.                                                                     2,161,500          51,205,935
         Telephone & Data Systems, Inc.                                                     177,800           6,889,750
     *   Telephone & Data Systems, Inc. Special Shares                                      177,800           6,756,400
     *   United States Cellular Corp.                                                       167,200           7,865,088
                                                                                                       ----------------
Total Telecommunication Services
(Cost $181,272,270)                                                                                         173,788,070
                                                                                                       ----------------

Utilities -- (0.4%)
         Alliant Energy Corp.                                                               212,900           5,876,040
         Questar Corp.                                                                      251,000          15,823,040
                                                                                                       ----------------
Total Utilities
(Cost $10,735,877)                                                                                           21,699,080
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $3,751,517,081)                                                                                     4,738,076,624
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (4.5%)
     ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $255,811,000 U.S. STRIPS, rates ranging from 7.500%
         to 9.875%, maturities ranging from 11/15/15 to 11/15/24, valued at
         $162,719,199) to be repurchased at $159,540,395 (Cost $159,527,456)       $        159,527         159,527,456
         Repurchase Agrrement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $67,131,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $67,214,914) to be repurchased at $66,226,316 (Cost $66,221,000)                    66,221          66,221,000
                                                                                                       ----------------
                                                                                                            225,748,456
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $225,748,456)                                                                                         225,748,456
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,977,265,537)                                                                                  $  4,963,825,080
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (97.6%)
Consumer Discretionary -- (21.9%)
     *   Alderwoods Group, Inc.                                                               1,000    $         13,850
     *   Alloy, Inc.                                                                         16,100              82,754
         American Axle & Manufacturing Holdings, Inc.                                         9,300             192,510
         American Greetings Corp. Class A                                                    51,300           1,332,774
     *   AnnTaylor Stores Corp.                                                              13,000             334,880
     *   Applica, Inc.                                                                        9,200              26,312
         ArvinMeritor, Inc.                                                                   7,300             105,120
     *   Audiovox Corp. Class A                                                              12,800             187,264
     *   Aztar Corp.                                                                          7,000             223,580
     *   Bally Total Fitness Holding Corp.                                                   13,300              40,432
         Bandag, Inc.                                                                         1,800              83,304
         Bandag, Inc. Class A                                                                 3,800             158,650
     *   Barnes & Noble, Inc.                                                                34,500           1,305,825
         Bassett Furniture Industries, Inc.                                                   4,600              89,838
         Beazer Homes USA, Inc.                                                              25,000           1,336,500
     *   Big Lots, Inc.                                                                      95,400           1,207,764
         Blockbuster, Inc. Class A                                                           73,900             674,707
     *   Bluegreen Corp.                                                                      6,100             102,846
         Bob Evans Farms, Inc.                                                               24,200             566,280
     *   Bombay Co., Inc.                                                                     5,100              27,183
         Borders Group, Inc.                                                                 54,200           1,370,718
         Brown Shoe Company, Inc.                                                             3,600             126,360
         Building Materials Holding Corp.                                                       300              18,609
         Burlington Coat Factory Warehouse Corp.                                             29,200             967,980
         Callaway Golf Co.                                                                   15,300             178,857
     *   Charming Shoppes, Inc.                                                              87,714             792,057
   * #   Charter Communications, Inc.                                                        50,200              57,228
         Coachmen Industries, Inc.                                                            6,100              74,725
     *   Collins & Aikman Corp.                                                              36,200               4,109
         Cooper Tire & Rubber Co.                                                            55,000           1,047,200
     *   Cox Radio, Inc.                                                                     19,200             312,384
         CSS Industries, Inc.                                                                 4,600             141,680
     *   Cumulus Media, Inc. Class A                                                         38,600             482,114
         Dana Corp.                                                                          30,000             406,500
         Dillards, Inc. Class A                                                              58,914           1,409,223
     *   Dura Automotive Systems, Inc.                                                        6,150              26,260
     *   Emmis Communications Corp. Class A                                                  27,823             494,136
     *   Entercom Communications Corp.                                                       11,877             394,316
     *   Entravision Communications Corp.                                                    47,300             351,439
     *   Fairchild Corp. Class A                                                              8,736              20,093
   * #   Federal-Mogul Corp.                                                                 98,700              59,220
     *   Fleetwood Enterprises, Inc.                                                          3,900              37,323

     *   Franklin Covey Co.                                                                   6,500              40,300
         Furniture Brands International, Inc.                                                10,600             213,166
     *   Gaylord Entertainment Co.                                                           27,650           1,162,129
         Goody's Family Clothing, Inc.                                                       12,700              90,170
         Gray Television, Inc.                                                               29,300             344,275
     *   Group 1 Automotive, Inc.                                                            15,900             424,689
     *   Ha-Lo Industries, Inc.                                                              27,300                  19
         Handleman Co.                                                                       14,800             268,620
         Hearst-Argyle Television, Inc.                                                      30,500             761,280
     *   Insight Communications Co., Inc.                                                    40,300             455,390
     *   Insight Enterprises, Inc.                                                           33,881             663,390
     *   Interface, Inc. Class A                                                             11,670              89,275
     *   Jakks Pacific, Inc.                                                                 17,699             365,838
     *   Jo-Ann Stores, Inc.                                                                 15,800             422,650
     *   K2, Inc.                                                                            31,800             400,362
         Kellwood Co.                                                                        19,200             483,072
         Kimball International, Inc. Class B                                                 16,239             199,740
     *   La Quinta Corp.                                                                     40,200             348,534
     *   Lakes Entertainment, Inc.                                                            5,700              70,851
         Landry's Restaurants, Inc.                                                          13,900             416,583
         La-Z-Boy, Inc.                                                                       9,300             124,155
         Lear Corp.                                                                           1,600              60,320
         Levitt Corp. Class A                                                                 1,900              54,720
         Liberty Corp.                                                                       12,700             458,597
     *   Lin TV Corp.                                                                         8,100             117,855
     *   Linens 'n Things, Inc.                                                               9,000             219,330
         Lithia Motors, Inc. Class A                                                         10,500             279,300
         Lone Star Steakhouse & Saloon, Inc.                                                 12,452             376,175
     *   Luby's, Inc.                                                                        10,400              85,696
         M/I Homes, Inc.                                                                      2,900             146,392
         Media General, Inc. Class A                                                         14,400             879,840
         Modine Manufacturing Co.                                                            26,924             818,490
         Monaco Coach Corp.                                                                   4,000              65,640
         Movado Group, Inc.                                                                  12,000             202,320
         National Presto Industries, Inc.                                                     2,700             115,695
     *   O'Charleys, Inc.                                                                     4,100              76,137
         Oxford Industries, Inc.                                                              1,600              57,216
     *   Paxson Communications Corp.                                                         18,600              13,950
     *   Payless ShoeSource, Inc.                                                            47,400             797,742
         Pep Boys - Manny, Moe & Jack                                                        40,300             538,408
         Phillips-Van Heusen Corp.                                                           18,600             576,414
     *   Pinnacle Entertainment, Inc.                                                        11,800             205,674
         Pulitzer, Inc.                                                                       6,000             383,760
     *   Radio One, Inc.                                                                     15,500             195,610
     *   Rent-Way, Inc.                                                                       9,700              89,919
     *   Retail Ventures, Inc.                                                               13,300             149,891
         Russ Berrie & Co., Inc.                                                              5,100              66,351
         Russell Corp.                                                                       20,200             377,740
     *   Ryan's Restaurant Group, Inc.                                                       29,100             406,236
         Saks, Inc.                                                                          99,900           1,712,286
     *   Scholastic Corp.                                                                     7,400             277,648
         Service Corp. International                                                        236,400           1,791,912
     *   Shiloh Industries, Inc.                                                              5,300              59,943
     *   ShopKo Stores, Inc.                                                                 23,400             554,814
     *   Six Flags, Inc.                                                                     70,700             311,787

     *   Skechers U.S.A., Inc. Class A                                                        1,300              16,471
         Skyline Corp.                                                                        3,300             129,030
         Snap-On, Inc.                                                                        5,800             200,158
         Sonic Automotive, Inc.                                                              21,100             449,852
     *   Spanish Broadcasting System, Inc.                                                    2,500              21,625
     *   Stage Stores, Inc.                                                                   3,600             140,580
         Standard Motor Products, Inc.                                                        7,700              86,779
         Stewart Enterprises, Inc.                                                           75,400             446,368
     *   Stoneridge, Inc.                                                                     8,800              68,816
         Stride Rite Corp.                                                                   26,300             312,707
     #   Superior Industries International, Inc.                                              5,300             120,045
     *   Systemax, Inc.                                                                      13,350              85,040
         The Marcus Corp.                                                                    14,400             317,232
     *   The Sports Authority, Inc.                                                           5,000             160,000
   * #   Tower Automotive, Inc.                                                              27,500               2,915
     *   Trans World Entertainment Corp.                                                     15,200             197,600
     *   Tweeter Home Entertainment Group, Inc.                                               9,400              33,276
     *   Unifi, Inc.                                                                         21,100              67,731
         Unifirst Corp.                                                                       5,900             215,940
         United Auto Group, Inc.                                                             32,300             994,840
     *   Vail Resorts, Inc.                                                                  17,860             491,150
         Visteon Corp.                                                                       94,100             717,983
     *   Warnaco Group, Inc.                                                                  8,900             189,926
     *   WCI Communities, Inc.                                                                9,000             269,100
     *   West Marine, Inc.                                                                    2,100              34,839
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $43,255,519)                                                                                           42,503,203
                                                                                                       ----------------

Financials -- (17.5%)
         1st Source Corp.                                                                    14,400             313,632
         21st Century Insurance Group                                                        12,400             172,732
         Advanta Corp. Class A                                                                6,287             144,161
         Advanta Corp. Class B Non-Voting                                                    13,327             328,777
         Alfa Corp.                                                                          16,000             229,120
     *   Allmerica Financial Corp.                                                           33,600           1,173,312
         American Financial Group, Inc.                                                      56,800           1,841,456
         American National Insurance Co.                                                     10,400           1,200,160
         AmerUs Group Co.                                                                    31,200           1,484,808
     *   Argonaut Group, Inc.                                                                20,723             433,940
         Baldwin & Lyons, Inc. Class B                                                        4,725             121,433
         BankUnited Financial Corp. Class A                                                   8,900             219,919
         Banner Corp.                                                                         4,497             119,665
         Bay View Capital Corp.                                                               3,460              54,841
         Brookline Bancorp, Inc.                                                              9,670             146,984
         Cash America International, Inc.                                                     5,300              91,160
         Chemical Financial Corp.                                                             3,804             121,652
     *   CNA Surety Corp.                                                                    27,800             384,196
         Commercial Federal Corp.                                                            30,400             760,304
         Community Bank System, Inc.                                                         16,800             391,440
     *   CompuCredit Corp.                                                                   26,400             832,392
         Delphi Financial Group, Inc. Class A                                                18,317             776,641
         Downey Financial Corp.                                                              14,300           1,072,786
         FBL Financial Group, Inc. Class A                                                   18,300             489,525
         Financial Federal Corp.                                                                500              18,650
         First Citizens BancShares, Inc.                                                      3,500             456,855

         First Commonwealth Financial Corp.                                                   9,000             120,240
         First Community Bancorp                                                                600              26,508
         First Merchants Corp.                                                                3,100              77,097
         First Niagara Financial Group, Inc.                                                 23,400             304,668
     *   FirstFed Financial Corp.                                                             1,700              92,106
         Flagstar Bancorp, Inc.                                                              12,300             243,048
         Fremont General Corp.                                                               10,400             223,704
         Great American Financial Resources, Inc.                                            18,400             310,224
         Harleysville Group, Inc.                                                            22,500             456,975
         Horace Mann Educators Corp.                                                         29,300             533,260
         Infinity Property & Casualty Corp.                                                   4,100             131,200
     *   Instinet Group, Inc.                                                               147,676             779,729
         Irwin Financial Corp.                                                                5,700             119,643
     *   Knight Capital Group, Inc.                                                          64,431             486,454
     *   LaBranche & Co., Inc.                                                               45,900             253,827
         LandAmerica Financial Group, Inc.                                                   14,900             837,380
         MAF Bancorp, Inc.                                                                   22,840             972,070
         MCG Capital Corp.                                                                    9,900             158,400
     *   Metris Companies, Inc.                                                              40,500             525,690
         Midland Co.                                                                          6,900             220,455
         NetBank, Inc.                                                                       18,773             156,004
     *   Ocwen Financial Corp.                                                               28,600             206,778
     #   Odyssey Re Holdings Corp.                                                           45,200           1,089,772
         Ohio Casualty Corp.                                                                 42,700           1,020,530
     *   Piper Jaffray Companies, Inc.                                                        6,200             175,274
     *   PMA Capital Corp. Class A                                                           16,434             122,105
         Presidential Life Corp.                                                             20,305             307,621
         Protective Life Corp.                                                                6,800             273,292
         Provident Financial Services, Inc.                                                   1,400              24,892
         Reinsurance Group of America, Inc.                                                  19,900             910,425
         RLI Corp.                                                                           17,600             769,824
     *   SCPIE Holdings, Inc.                                                                 3,900              43,758
         Selective Insurance Group, Inc.                                                     19,400             933,722
         South Financial Group, Inc.                                                         14,300             389,675
         StanCorp Financial Group, Inc.                                                      21,800           1,631,730
         State Auto Financial Corp.                                                           6,505             175,635
     *   Sterling Financial Corp.                                                             2,300              81,305
         Stewart Information Services Corp.                                                  13,400             525,950
         Susquehanna Bancshares, Inc.                                                         9,300             211,668
         SWS Group, Inc.                                                                      1,100              17,435
         The Phoenix Companies, Inc.                                                         66,100             760,150
         TierOne Corp.                                                                          900              21,713
     *   Triad Guaranty, Inc.                                                                10,100             547,420
         UICI                                                                                 9,100             228,865
         UMB Financial Corp.                                                                 15,953             888,582
         Umpqua Holdings Corp.                                                                8,500             198,135
         United Community Financial Corp.                                                    22,800             239,628
         Washington Federal, Inc.                                                             5,564             126,970
         Webster Financial Corp.                                                              5,300             248,570
         Wesbanco, Inc.                                                                       1,200              35,484
         Wesco Financial Corp.                                                                2,775             994,227
         Westcorp, Inc.                                                                       5,200             251,888
                                                                                                       ----------------
Total Financials
(Cost $30,657,812)                                                                                           33,862,246
                                                                                                       ----------------

Industrials -- (17.0%)
     *   AAR Corp.                                                                           22,300             357,692
     *   AGCO Corp.                                                                          18,100             332,316
     *   Alaska Air Group, Inc.                                                              20,700             611,064
         Alexander & Baldwin, Inc.                                                           29,156           1,295,984
     *   Allegheny Corp.                                                                      3,113             872,418
     *   Allied Waste Industries, Inc.                                                       39,800             306,858
     *   Amerco, Inc.                                                                        10,636             565,622
         Applied Industrial Technologies, Inc.                                               23,550             716,862
     *   Armstrong Holdings, Inc.                                                            20,200              62,014
   * #   ATA Holdings Corp.                                                                   4,600               4,140
         Barnes Group, Inc.                                                                   1,800              55,224
         Bowne & Co., Inc.                                                                   26,030             344,898
         C&D Technologies, Inc.                                                              17,800             130,296
         Central Parking Corp.                                                               24,700             417,430
     *   Century Business Services, Inc.                                                     64,700             259,447
         CIRCOR International, Inc.                                                           5,950             147,263
     *   Columbus McKinnon Corp.                                                              1,400              13,216
     *   Comfort Systems USA, Inc.                                                           14,800              93,092
     *   COMSYS IT Partners, Inc.                                                                44                 744
     *   Consolidated Freightways Corp.                                                         400                   1
     *   Consolidated Graphics, Inc.                                                          4,700             198,951
     *   Continental Airlines, Inc.                                                          40,100             555,786
     *   Corrections Corporation of America                                                   7,100             256,310
     *   Covenant Transport, Inc. Class A                                                     4,900              68,012
         Cubic Corp.                                                                          4,400              77,440
     *   Dollar Thrifty Automotive Group, Inc.                                               16,800             604,632
     *   Electro Rent Corp.                                                                   6,376              74,918
     *   EMCOR Group, Inc.                                                                    3,000             142,500
     *   EnPro Industries, Inc.                                                               2,100              56,847
     *   Esterline Technologies Corp.                                                        14,700             571,830
         Federal Signal Corp.                                                                 8,700             135,981
     *   Flowserve Corp.                                                                     38,700           1,140,489
     *   Frontier Airlines, Inc.                                                              3,600              43,956
     *   FTI Consulting, Inc.                                                                 8,100             178,119
         G & K Services, Inc. Class A                                                         3,900             153,504
         GATX Corp.                                                                          38,600           1,288,082
     *   Genesee & Wyoming, Inc.                                                              4,800             134,112
         Granite Construction, Inc.                                                           5,400             126,630
     *   Griffon Corp.                                                                          600              11,958
         Heico Corp.                                                                          2,900              61,190
     *   Hexcel Corp.                                                                           100               1,634
         Hughes Supply, Inc.                                                                 43,000           1,118,000
         IKON Office Solutions, Inc.                                                        112,100           1,086,249
     *   Insituform Technologies, Inc. Class A                                                  200               2,968
     *   Integrated Electrical Services, Inc.                                                17,900              27,208
         Interpool, Inc.                                                                     10,750             233,490
         Kaman Corp. Class A                                                                  9,000             139,230
     *   Kansas City Southern                                                                47,700             953,523
         Kelly Services, Inc. Class A                                                        25,200             700,812
         Kennametal, Inc.                                                                     7,500             330,000
     *   Laidlaw International, Inc.                                                         20,000             444,800
     *   Magnetek, Inc.                                                                       8,700              19,227
     *   Milacron, Inc.                                                                      19,167              41,784
     *   Mobile Mini, Inc.                                                                    3,147             116,187

         Mueller Industries, Inc.                                                            21,000             567,000
         NACCO Industries, Inc. Class A                                                       4,100             420,250
     *   NCI Building Systems, Inc.                                                          11,300             390,302
     *   NCO Group, Inc.                                                                     22,195             440,793
   * #   Northwest Airlines Corp.                                                            33,500             204,015
     *   Orbital Sciences Corp.                                                               2,900              28,159
     *   PHH Corp.                                                                            3,500              83,965
     *   Pico Holdings, Inc.                                                                  4,200             108,738
     *   PRG-Schultz International, Inc.                                                     27,514             106,204
     *   Quanta Services, Inc.                                                               88,200             796,446
     *   RailAmerica, Inc.                                                                   25,400             296,418
         Regal-Beloit Corp.                                                                  17,100             439,470
         Ryder System, Inc.                                                                  12,900             473,946
     *   SCS Transportation, Inc.                                                             5,750             104,938
     *   Sequa Corp. Class A                                                                  2,800             162,400
     *   Sequa Corp. Class B                                                                  1,300              77,038
     *   Shaw Group, Inc.                                                                    46,700             941,005
         Skywest, Inc.                                                                       11,500             209,760
         Smith (A.O.) Corp.                                                                  16,750             525,280
     *   SOURCECORP, Inc.                                                                    10,200             218,382
     *   Spherion Corp.                                                                      45,800             250,526
         Standard Register Co.                                                               12,700             180,340
         Starrett (L.S.) Co. Class A                                                          2,000              34,140
         Steelcase, Inc. Class A                                                             35,500             457,950
         Stewart & Stevenson Services, Inc.                                                   1,600              38,224
     *   Swift Transportation Co., Inc.                                                      14,400             353,520
         Tecumseh Products Co. Class A                                                        8,800             240,592
         Tecumseh Products Co. Class B                                                        2,200              60,335
         Teleflex, Inc.                                                                       1,600              89,520
     *   Tetra Tech, Inc.                                                                     4,700              56,635
         Thomas Industries, Inc.                                                              1,100              43,857
         Timken Co.                                                                          62,600           1,471,100
         Titan International, Inc.                                                            8,000             118,160
         Tredegar Industries, Inc.                                                           29,300             446,825
         Trinity Industries, Inc.                                                            35,600           1,034,536
     *   Triumph Group, Inc.                                                                 11,100             393,828
     *   United Rentals, Inc.                                                                58,000           1,164,640
     *   URS Corp.                                                                           30,100           1,018,283
         Valmont Industries, Inc.                                                             1,500              35,925
         Viad Corp.                                                                           1,400              38,920
     *   Volt Information Sciences, Inc.                                                      6,000             117,900
     *   Washington Group International, Inc.                                                 2,600             124,826
         Werner Enterprises, Inc.                                                            15,800             297,198
     *   Wolverine Tube, Inc.                                                                 4,800              34,608
   * #   Yellow Roadway Corp.                                                                11,917             628,979
         York International Corp.                                                             1,000              41,200
                                                                                                       ----------------
Total Industrials
(Cost $31,972,783)                                                                                           33,050,016
                                                                                                       ----------------

Information Technology -- (15.6%)
     *   3Com Corp.                                                                         256,761             939,745
     *   Actel Corp.                                                                          3,500              51,765
     *   Adaptec, Inc.                                                                       84,499             336,306
     *   Advanced Digital Information Corp.                                                  47,839             328,654
     *   Aeroflex, Inc.                                                                      14,900             119,200

     *   Agile Software Corp.                                                                35,342             227,956
         Agilysys, Inc.                                                                      23,393             359,784
     *   Alliance Semiconductor Corp.                                                        13,700              23,016
     *   Amkor Technology, Inc.                                                               8,400              29,820
     *   Anadigics, Inc.                                                                      6,800              11,152
     *   Andrew Corp.                                                                        32,200             426,972
     *   Anixter International, Inc.                                                          7,500             283,575
     *   Applied Micro Circuits Corp.                                                       227,653             653,364
     *   Ariba, Inc.                                                                          6,781              41,568
     *   Arris Group, Inc.                                                                      121               1,048
     *   Arrow Electronics, Inc.                                                             11,677             326,372
     *   Atmel Corp.                                                                         76,320             228,960
     *   Avnet, Inc.                                                                         91,400           1,912,088
     *   Avocent Corp.                                                                          500              14,000
         AVX Corp.                                                                          136,100           1,616,868
     *   Axcelis Technologies, Inc.                                                          20,400             135,660
     *   BearingPoint, Inc.                                                                  54,344             355,953
         Belden CDT, Inc.                                                                     8,900             179,068
     *   Benchmark Electronics, Inc.                                                          8,300             262,861
         Black Box Corp.                                                                     11,400             391,932
     *   Borland Software Corp.                                                              11,700              74,880
     *   Checkpoint Systems, Inc.                                                             7,400             130,388
     *   Ciber, Inc.                                                                         46,900             382,235
     *   Ciena Corp.                                                                         87,100             189,878
     *   Coherent, Inc.                                                                      22,036             723,442
     *   Compuware Corp.                                                                    170,436           1,167,487
     *   Conexant Systems, Inc.                                                              34,691              49,608
     *   Convergys Corp.                                                                     28,300             385,729
     *   Credence Systems Corp.                                                              53,185             421,225
         CTS Corp.                                                                           25,300             269,445
     *   DoubleClick, Inc.                                                                   70,020             576,265
     *   E.piphany, Inc.                                                                     47,432             165,538
     *   Edgewater Technology, Inc.                                                           4,472              19,453
     *   Electro Scientific Industries, Inc.                                                  5,100              91,494
     *   Electroglas, Inc.                                                                    7,500              25,875
     *   Electronics for Imaging, Inc.                                                       10,900             207,100
     *   Exar Corp.                                                                          28,202             406,109
     *   Fairchild Semiconductor Corp. Class A                                               23,900             341,770
     *   FSI International, Inc.                                                              2,100               7,896
     *   Genesis Microchip, Inc.                                                              7,000             115,850
     *   Gerber Scientific, Inc.                                                              8,700              64,206
     *   Glenayre Technologies, Inc.                                                         25,600              81,920
     *   Hypercom Corp.                                                                      18,900             120,015
         Imation Corp.                                                                        5,600             211,456
     *   InFocus Corp.                                                                       27,400             113,984
     *   Ingram Micro, Inc.                                                                  15,900             251,379
     *   Integrated Device Technology, Inc.                                                  21,000             256,830
     *   Interland, Inc.                                                                        180                 342
         Intersil Corp.                                                                       6,700             125,692
     *   Interwoven, Inc.                                                                     1,300              10,348
     *   Iomega Corp.                                                                        24,500              75,705
     *   JDA Software Group, Inc.                                                            18,852             243,568
     *   Keane, Inc.                                                                         12,500             167,750
     *   Kemet Corp.                                                                         68,700             480,900
     *   Lattice Semiconductor Corp.                                                         69,400             292,868

     *   LSI Logic Corp.                                                                    215,500           1,586,080
         Maximus, Inc.                                                                        2,100              72,009
     *   Maxtor Corp.                                                                        25,000             137,250
     *   McDATA Corp.                                                                         8,900              33,909
     *   MedQuist, Inc.                                                                      28,200             366,882
     *   MKS Instruments, Inc.                                                               32,446             541,848
     *   MPS Group, Inc.                                                                     78,800             739,144
     *   MSC.Software Corp.                                                                   5,000              51,425
     *   Neoforma, Inc.                                                                       4,600              31,510
     *   NetIQ Corp.                                                                         43,858             484,192
     *   Newport Corp.                                                                       28,288             397,446
     *   Novell, Inc.                                                                        10,300              60,255
     *   Oplink Communications, Inc.                                                         62,000              92,380
         Park Electrochemical Corp.                                                          12,550             291,160
     *   Paxar Corp.                                                                          6,400             112,768
     *   Pegasus Solutions, Inc.                                                                200               2,152
     *   Photronics, Inc.                                                                    21,574             496,849
     *   Plexus Corp.                                                                        26,809             368,624
     *   Polycom, Inc.                                                                       18,900             323,379
     *   Powerwave Technologies, Inc.                                                        42,100             384,373
     *   Quantum Corp.                                                                       36,400              94,640
     *   REMEC, Inc.                                                                          3,255              20,349
     *   Riverstone Networks, Inc.                                                           13,200               9,273
     *   Rofin-Sinar Technologies, Inc.                                                         900              29,070
     *   Safeguard Scientifics, Inc.                                                         66,500              65,835
     *   SafeNet, Inc.                                                                       15,600             490,152
     *   Sanmina-SCI Corp.                                                                    2,086              10,701
     *   ScanSoft, Inc.                                                                      66,372             269,470
   * #   Silicon Graphics, Inc.                                                              79,700              64,557
     *   Silicon Storage Technology, Inc.                                                       900               3,096
     *   Skyworks Solutions, Inc.                                                            18,400             116,472
     *   SonicWALL, Inc.                                                                     49,400             305,292
     *   SR Telecom, Inc.                                                                        21                   7
     *   Sycamore Networks, Inc.                                                            207,882             702,641
     *   Tech Data Corp.                                                                     40,700           1,461,130
         Technitrol, Inc.                                                                     5,800              76,154
     *   Transmeta Corp.                                                                        100                  81
     *   Triquint Semiconductor, Inc.                                                        70,451             238,829
     *   Unisys Corp.                                                                        62,500             452,500
     *   Verity, Inc.                                                                         1,900              16,207
     *   Vignette Corp.                                                                      63,300              73,428
     *   Vishay Intertechnology, Inc.                                                       106,000           1,367,400
     *   Vitesse Semiconductor, Inc.                                                         14,700              36,750
     *   Zoran Corp.                                                                         28,100             346,754
                                                                                                       ----------------
Total Information Technology
(Cost $34,563,326)                                                                                           30,330,740
                                                                                                       ----------------

Energy -- (9.0%)
     *   Comstock Resources, Inc.                                                             2,400              54,768
     *   Forest Oil Corp.                                                                    42,400           1,685,824
     *   Gulfmark Offshore, Inc.                                                              4,200             105,252
     *   Hanover Compressor Co.                                                              62,800             655,004
         Helmerich & Payne, Inc.                                                             31,600           1,310,452
     *   Houston Exploration Co.                                                             17,100             871,587
     *   Input/Output, Inc.                                                                  14,800              87,764

     *   Key Energy Group, Inc.                                                              13,100             143,969
     *   Magnum Hunter Resources, Inc.                                                       60,200             930,692
     *   Meridian Resource Corp.                                                              7,900              35,787
     *   Newpark Resources, Inc.                                                             57,600             351,360
     *   Offshore Logistics, Inc.                                                            15,800             494,856
     *   Oil States International, Inc.                                                       3,400              78,744
         Overseas Shipholding Group, Inc.                                                    30,000           1,833,000
     *   Pride International, Inc.                                                           10,100             227,755
         Resource America, Inc.                                                               4,948             168,133
     *   SEACOR Holdings, Inc.                                                               13,550             786,713
     *   Spinnaker Exploration Co.                                                           24,300             745,281
     *   Stone Energy Corp.                                                                   4,300             185,029
     *   Swift Energy Corp.                                                                  19,800             676,170
     *   Tel Offshore Trust                                                                     875               6,361
         Tesoro Petroleum Corp.                                                              45,900           2,001,240
         Tidewater, Inc.                                                                     40,600           1,404,760
     *   TransMontaigne, Inc.                                                                 6,500              53,820
     *   Universal Compression Holdings, Inc.                                                23,860             816,012
         USEC, Inc.                                                                          63,300             864,045
     *   Veritas DGC, Inc.                                                                   23,300             629,100
     *   Whiting Petroleum Corp.                                                              4,600             159,068
                                                                                                       ----------------
Total Energy
(Cost $11,446,610)                                                                                           17,362,546
                                                                                                       ----------------

Materials -- (8.6%)
         Airgas, Inc.                                                                        15,100             362,400
     *   AK Steel Holding Corp.                                                               1,538              11,766
         Arch Chemicals, Inc.                                                                14,550             342,944
         Bowater, Inc.                                                                       38,100           1,196,340
     *   Buckeye Technologies, Inc.                                                          27,200             224,944
         Cabot Corp.                                                                         12,600             365,400
         Calgon Carbon Corp.                                                                 15,100             134,541
         Cambrex Corp.                                                                       13,500             244,350
     *   Caraustar Industries, Inc.                                                          21,800             228,900
         Carpenter Technology Corp.                                                          16,600             896,400
     *   Castle (A.M.) & Co.                                                                  6,200              86,738
     *   Century Aluminum Co.                                                                 7,262             162,741
         Chesapeake Corp.                                                                    13,700             285,919
         Commercial Metals Co.                                                                1,746              45,675
         Fuller (H.B.) Co.                                                                    5,300             171,720
         Gibraltar Industries, Inc.                                                           9,450             184,842
         Glatfelter (P.H.) Co.                                                               35,400             396,480
     *   Graphic Packaging Corp.                                                             21,500              80,625
         Great Lakes Chemical Corp.                                                           5,100             172,890
         Longview Fibre Co.                                                                  36,700             732,899
         Louisiana-Pacific Corp.                                                             12,900             324,822
         Lubrizol Corp.                                                                      36,100           1,421,257
     *   Maxxam, Inc.                                                                         2,600              60,450
     *   Metals USA, Inc.                                                                     1,800              38,106
         Minerals Technologies, Inc.                                                         13,600             915,280
         Myers Industries, Inc.                                                              12,310             137,257
     *   NewMarket Corp.                                                                      5,560              75,560
     *   OM Group, Inc.                                                                       5,700             143,640
     *   Oregon Steel Mills, Inc.                                                             4,800              84,768
     *   PolyOne Corp.                                                                       28,200             189,504

         Pope & Talbot, Inc.                                                                  1,900              20,957
         Potlatch Corp.                                                                       3,000             155,070
         Quanex Corp.                                                                         5,450             282,801
         Reliance Steel & Aluminum Co.                                                       25,600             985,344
         Rock-Tenn Co. Class A                                                               24,500             281,995
     *   RTI International Metals, Inc.                                                      14,900             408,111
         Ryerson Tull, Inc.                                                                  17,418             265,102
         Schnitzer Steel Industries, Inc. Class A                                            10,000             231,200
         Schulman (A.), Inc.                                                                 22,055             360,820
         Schweitzer-Maudoit International, Inc.                                              10,500             314,685
         Sensient Technologies Corp.                                                          9,400             191,290
         Spartech Corp.                                                                       5,500             111,265
         Steel Dynamics, Inc.                                                                 9,000             242,010
         Stepan Co.                                                                           3,500              74,235
     *   Stillwater Mining Co.                                                               46,800             315,900
     *   Terra Industries, Inc.                                                              22,700             144,145
         Texas Industries, Inc.                                                              16,900             777,738
     *   Universal Stainless & Alloy Products, Inc.                                           2,500              31,375
         Valhi, Inc.                                                                         60,100           1,114,254
         Wausau-Mosinee Paper Corp.                                                          36,800             460,000
         Wellman, Inc.                                                                       12,500             140,500
         Worthington Industries, Inc.                                                         2,000              33,520
                                                                                                       ----------------
Total Materials
(Cost $16,769,849)                                                                                           16,661,475
                                                                                                       ----------------

Consumer Staples -- (3.8%)
         Alliance One International, Inc.                                                    17,500             112,175
     #   American Italian Pasta Co.                                                           3,600              82,836
         Casey's General Stores, Inc.                                                        34,935             630,227
     *   Central Garden & Pet Co.                                                             8,035             356,352
         Chiquita Brands International, Inc.                                                  8,200             238,456
         Corn Products International, Inc.                                                   50,480           1,115,103
     *   Del Monte Foods Co.                                                                 42,200             440,568
     *   Great Atlantic & Pacific Tea Co., Inc.                                              13,550             337,802
     *   Hain Celestial Group, Inc.                                                          24,600             442,800
         Ingles Market, Inc. Class A                                                          4,000              50,560
         Longs Drug Stores Corp.                                                             29,700           1,218,888
     *   M&F Worldwide Corp.                                                                  7,100              90,809
     *   Pathmark Stores, Inc.                                                               11,800             105,610
     *   Performance Food Group Co.                                                           9,400             254,364
         Ruddick Corp.                                                                        5,700             136,971
         Seaboard Corp.                                                                         540             726,300
         Universal Corp.                                                                      5,100             226,440
         Weis Markets, Inc.                                                                  18,700             687,038
   * #   Winn-Dixie Stores, Inc.                                                             35,300              37,065
                                                                                                       ----------------
Total Consumer Staples
(Cost $5,967,322)                                                                                             7,290,364
                                                                                                       ----------------

Health Care -- (2.3%)
         Alpharma, Inc. Class A                                                              25,100             323,037
         Analogic Corp.                                                                      10,965             465,903
     *   Arena Pharmaceuticals, Inc.                                                          4,800              32,880
     *   Conmed Corp.                                                                        18,075             566,471
     *   Corixa Corp.                                                                         5,895              25,054
     *   Cross Country Healthcare, Inc.                                                      24,361             412,919

     *   CuraGen Corp.                                                                        5,766              24,678
     *   First Horizon Pharmaceutical Corp.                                                     500               9,400
     *   Genesis HealthCare Corp.                                                             3,100             134,819
     *   Hanger Orthopedic Group, Inc.                                                        6,900              35,190
     *   Kindred Healthcare, Inc.                                                            25,500             983,790
     *   Maxygen, Inc.                                                                        3,900              30,537
         NDCHealth Corp.                                                                      2,200              36,872
   * #   OCA, Inc.                                                                           31,100             127,510
     *   Parexel International Corp.                                                          2,600              47,450
         PerkinElmer, Inc.                                                                   19,200             367,296
     *   Per-Se Technologies, Inc.                                                            3,700              70,189
     *   Sequenom, Inc.                                                                      13,100              12,445
     *   Sunrise Senior Living, Inc.                                                         12,700             662,305
     *   Viasys Healthcare, Inc.                                                              3,100              72,075
     *   Wilson Greatbatch Technologies, Inc.                                                 1,800              43,272
                                                                                                       ----------------
Total Health Care
(Cost $3,875,992)                                                                                             4,484,092
                                                                                                       ----------------

Utilities -- (1.1%)
     *   CMS Energy Corp.                                                                    72,075             953,552
     *   Dynegy, Inc.                                                                       129,400             601,710
         New Jersey Resources Corp.                                                           2,700             121,770
         South Jersey Industries, Inc.                                                        7,700             436,590
                                                                                                       ----------------
Total Utilities
(Cost $1,649,495)                                                                                             2,113,622
                                                                                                       ----------------

Telecommunication Services -- (0.8%)
     *   Cincinnati Bell, Inc.                                                               85,400             337,330
     *   General Communications, Inc. Class A                                                 6,830              56,279
     *   IDT Corp.                                                                           18,800             253,612
     *   IDT Corp. Class B                                                                   35,500             486,350
     *   Price Communications Corp.                                                          11,200             192,528
         SureWest Communications                                                                200               4,760
     *   Teleglobe International Holdings, Ltd.                                               3,000               7,140
     *   Time Warner Telecom, Inc.                                                           29,130             148,563
                                                                                                       ----------------
Total Telecommunication Services
(Cost $2,150,842)                                                                                             1,486,562
                                                                                                       ----------------

Other -- (0.0%)
   * #   Trenwick Group, Ltd.                                                                38,857                 194
(Cost $556,170)                                                                                        ----------------
TOTAL COMMON STOCKS
(Cost $182,865,720)                                                                                         189,145,060
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.1%)
Other -- (0.1%)
     *   Chiquita Brands International, Inc. Warrants 03/19/09                               24,308             265,201
     *   Imperial Credit Industries, Inc. Warrants 01/31/08                                     511                   0
     *   Timco Aviation Services, Inc. Warrants 02/27/07                                      2,178                   0
     *   Trico Marine Services, Inc. Warrants 03/15/08 Series B                                 192                 305
     *   Trico Marine Services, Inc. Warrants 03/15/10 Series A                                 192                 768
                                                                                                       ----------------
Total Other
(Cost $1,269,873)                                                                                               266,274
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $1,269,873)                                                                                               266,274
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                         (000)
BONDS -- (0.0%)
Other -- (0.0%)
     *   Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                        $              1                   0
                                                                                                       ----------------

(Cost $0)

TEMPORARY CASH INVESTMENTS -- (2.3%)
     ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
         (Collateralized by $1,805,000 U.S. TIPS 3.375%, 01/15/07, valued at
         $2,319,115) to be repurchased at $2,271,684 (Cost $2,271,498)                        2,271           2,271,498
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $2,203,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $2,205,754) to be repurchased at $2,173,174 (Cost $2,173,000)                        2,173           2,173,000
                                                                                                       ----------------
                                                                                                              4,444,498
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,444,498)                                                                                             4,444,498
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $188,580,091)                                                                                    $    193,855,832
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (23.0%)
     *   4Kids Entertainment, Inc.                                                          112,600    $      2,139,400
     *   Acme Communications, Inc.                                                          477,511           1,890,944
     *   ACT Teleconferencing, Inc.                                                          97,261              57,384
         Action Performance Companies, Inc.                                                 479,800           4,466,938
     *   Advanced Marketing Services, Inc.                                                  218,100             888,757
     *   Aftermarket Technology Corp.                                                        58,523             897,743
     *   Alderwoods Group, Inc.                                                             107,600           1,490,260
     *   All American Semiconductor, Inc.                                                    29,260             140,155
     *   Alloy, Inc.                                                                        869,729           4,470,407
     *   Amcast Industrial Corp.                                                            149,400               2,913
         American Axle & Manufacturing Holdings, Inc.                                       625,500          12,947,850
     *   American Biltrite, Inc.                                                             45,600             428,640
         American Greetings Corp. Class A                                                 1,194,800          31,040,904
     *   AMS Health Sciences, Inc.                                                           11,400              20,406
         Andersons, Inc.                                                                     96,900           3,178,320
     *   Applica, Inc.                                                                      813,100           2,325,466
     *   Arlington Hospitality, Inc.                                                         70,000              87,500
         ArvinMeritor, Inc.                                                                   1,700              24,480
     *   Ashworth, Inc.                                                                     443,189           4,254,614
     *   Audiovox Corp. Class A                                                             677,417           9,910,611
   * #   Avatar Holdings, Inc.                                                               75,500           3,616,450
     *   Aztar Corp.                                                                        578,000          18,461,320
     *   Ballantyne of Omaha, Inc.                                                           32,200             140,070
   * #   Bally Total Fitness Holding Corp.                                                1,006,100           3,058,544
         Bandag, Inc.                                                                       138,319           6,401,403
         Bandag, Inc. Class A                                                               112,600           4,701,050
     *   Barry (R.G.) Corp.                                                                 153,064             688,788
         Bassett Furniture Industries, Inc.                                                 389,375           7,604,494
     *   Big Lots, Inc.                                                                   1,150,800          14,569,128
         Blair Corp.                                                                        270,790          10,574,349
     #   Blockbuster, Inc. Class A                                                          239,800           2,189,374
     *   Bluegreen Corp.                                                                    927,398          15,635,930
         Bob Evans Farms, Inc.                                                              646,328          15,124,075
     *   Bombay Co., Inc.                                                                 1,220,940           6,507,610
         Bon-Ton Stores, Inc.                                                               450,660           8,143,426
         Books-A-Million, Inc.                                                              318,800           2,684,296
         Bowl America, Inc. Class A                                                          35,822             479,836
     *   Boyds Collection, Ltd.                                                             652,700           1,429,413
   * #   Brillian Corp.                                                                     126,175             393,666
         Brown Shoe Company, Inc.                                                           369,000          12,951,900
     *   Buca, Inc.                                                                         618,860           3,156,186
         Building Materials Holding Corp.                                                    78,715           4,882,691

     *   Bull Run Corp.                                                                       6,860               4,939
         Burlington Coat Factory Warehouse Corp.                                          1,487,301          49,304,028
     *   CabelTel International Corp.                                                         1,070               5,403
     *   California Coastal Communities, Inc.                                                71,400           2,112,726
         Callaway Golf Co.                                                                  904,100          10,568,929
     *   Capital Pacific Holdings, Inc.                                                     201,300             829,356
     *   Carriage Services, Inc.                                                            515,900           3,033,492
     *   Casual Male Retail Group, Inc.                                                     233,565           1,646,633
     *   Catalina Lighting, Inc.                                                             22,040             181,830
     *   Cavalier Homes, Inc.                                                               367,281           1,340,576
     *   Championship Auto Racing Teams, Inc.                                                70,000              11,550
     *   Champps Entertainment, Inc.                                                        370,096           2,979,273
     *   Charlotte Russe Holding, Inc.                                                      122,206           1,460,362
     *   Charming Shoppes, Inc.                                                           3,535,465          31,925,249
   * #   Charter Communications, Inc.                                                       116,600             132,924
     *   Chromcraft Revington, Inc.                                                           5,900              70,800
         Coachmen Industries, Inc.                                                          534,700           6,550,075
         Coast Distribution System, Inc.                                                     97,600             443,104
     *   Coastcast Corp.                                                                    101,900             236,917
     *   Cobra Electronics Corp.                                                             84,100             597,110
   * #   Collins & Aikman Corp.                                                           1,907,794             216,535
     *   Concord Camera Corp.                                                               794,700           1,033,110
     *   Congoleum Corp. Class A                                                             97,400             409,080
     *   Cooker Restaurant Corp.                                                            109,768                 560
         Cooper Tire & Rubber Co.                                                         1,295,300          24,662,512
     *   Cost-U-Less, Inc.                                                                   31,041             259,503
     *   Crown Media Holdings, Inc.                                                         137,065           1,287,040
         CSS Industries, Inc.                                                               252,150           7,766,220
     *   Culp, Inc.                                                                         366,418           1,593,918
     *   Cumulus Media, Inc. Class A                                                      1,050,207          13,117,085
         Cutter & Buck, Inc.                                                                305,437           4,010,388
   * #   Cybex International, Inc.                                                          114,200             349,452
     *   Dan River, Inc. Class A                                                                500                   0
     *   Dave & Busters, Inc.                                                               182,140           3,271,234
         Decorator Industries, Inc.                                                          22,132             181,261
         Delta Apparel, Inc.                                                                104,000           3,054,480
     *   Delta Woodside Industries, Inc.                                                    130,000              84,500
     *   Department 56, Inc.                                                                168,900           1,884,924
     *   Diedrich Coffee, Inc.                                                                   13                  54
     *   Dixie Group, Inc.                                                                  366,399           5,430,033
     *   Dominion Homes, Inc.                                                               213,866           3,321,339
         Dover Motorsports, Inc.                                                            397,100           2,287,296
     *   drugstore.com, Inc.                                                                211,194             726,507
     *   Duckwall-ALCO Stores, Inc.                                                         103,200           2,038,200
     *   Dura Automotive Systems, Inc.                                                      625,874           2,672,482
     *   E Com Ventures, Inc.                                                                   548               7,809
     *   ELXSI Corp.                                                                         27,900              92,070
     *   EMAK Worldwide, Inc.                                                                 1,100              12,100
     *   Emerson Radio Corp.                                                                  3,712               9,577
   * #   Emmis Communications Corp. Class A                                                 206,272           3,663,391
     *   Enesco Group, Inc.                                                                 463,300           1,783,705
     *   Entravision Communications Corp.                                                 2,028,098          15,068,768
     *   Fab Industries, Inc.                                                                82,381             247,143
     *   Fairchild Corp. Class A                                                            697,129           1,603,397
     *   Featherlite, Inc.                                                                   39,750             164,962

         Fedders Corp.                                                                       47,766             106,041
         Federal Screw Works                                                                  3,125              68,125
   * #   Federal-Mogul Corp.                                                                823,500             494,100
     *   Finlay Enterprises, Inc.                                                           220,200           2,858,196
   * #   Fleetwood Enterprises, Inc.                                                         44,300             423,951
         Flexsteel Industries, Inc.                                                          90,400           1,266,504
   * #   Footstar, Inc.                                                                     509,400           2,152,215
     *   Franklin Covey Co.                                                                 341,800           2,119,160
     *   Franklin Electronic Publishers, Inc.                                               112,300             421,125
   * #   Friedmans, Inc. Class A                                                            592,200             580,356
         Furniture Brands International, Inc.                                             1,122,036          22,564,144
   * #   Gadzooks, Inc.                                                                     238,170              10,479
     *   Gaiam, Inc.                                                                         19,084             113,746
         GameTech International, Inc.                                                        79,900             222,122
     *   Gaylord Entertainment Co.                                                        1,261,985          53,041,230
     *   G-III Apparel Group, Ltd.                                                           98,600             709,920
         Goody's Family Clothing, Inc.                                                      591,800           4,201,780
     *   Gottschalks, Inc.                                                                  223,900           2,406,925
         Gray Television, Inc.                                                            1,457,650          17,127,387
         Gray Television, Inc. Class A                                                       40,650             449,589
     *   Group 1 Automotive, Inc.                                                           775,500          20,713,605
         Haggar Corp.                                                                       102,925           1,899,995
     *   Ha-Lo Industries, Inc.                                                             223,600                 157
     *   Hampshire Group, Ltd.                                                               19,100             759,416
         Hancock Fabrics, Inc.                                                              446,400           2,629,296
         Handleman Co.                                                                      669,676          12,154,619
     *   Harolds Stores, Inc.                                                                 2,000               2,900
     *   Harris Interactive, Inc.                                                           124,343             613,011
     *   Hartmarx Corp.                                                                     753,900           7,146,972
     *   Hastings Entertainment, Inc.                                                       353,500           2,110,395
     *   Hastings Manufacturing Co.                                                           1,700               2,975
         Haverty Furniture Co., Inc.                                                        204,300           2,886,759
     *   Hayes Lemmerz International, Inc.                                                   75,290             489,385
     *   Hollywood Media Corp.                                                              283,300           1,314,512
     *   Huffy Corp.                                                                          3,725                 317
     *   Image Entertainment, Inc.                                                           17,600              70,576
     *   IMPCO Technologies, Inc.                                                           239,200             794,144
     *   Infosonics Corp.                                                                    55,100             164,749
     *   Insight Communications Co., Inc.                                                 1,408,916          15,920,751
     *   Insight Enterprises, Inc.                                                          535,133          10,477,904
     *   Interface, Inc. Class A                                                          1,248,707           9,552,609
         Intermet Corp.                                                                         478                  53
     *   Interstate Hotels & Resorts, Inc.                                                  194,340             893,964
     *   J. Alexander's Corp.                                                               107,200             796,496
     *   J. Jill Group, Inc.                                                                 57,240             729,810
     *   Jaclyn, Inc.                                                                        26,900             165,435
     *   Jakks Pacific, Inc.                                                                894,346          18,486,132
     *   Jo-Ann Stores, Inc.                                                                401,100          10,729,425
     *   Johnson Outdoors, Inc.                                                             121,800           2,132,718
     *   K2, Inc.                                                                         1,616,510          20,351,861
         Kellwood Co.                                                                       944,017          23,751,468
         Kimball International, Inc. Class B                                                713,285           8,773,405
   * #   KIT Manufacturing Co.                                                                1,400                   1
         Knape & Vogt Manufacturing Co.                                                      37,434             421,132
     *   LaCrosse Footwear, Inc.                                                             29,400             291,060

     *   Lakes Entertainment, Inc.                                                          204,994           2,548,075
         Landry's Restaurants, Inc.                                                         924,835          27,717,305
     *   Lazare Kaplan International, Inc.                                                  126,800           1,093,016
         La-Z-Boy, Inc.                                                                   1,106,697          14,774,405
     *   Learning Care Group, Inc.                                                           43,500             160,950
         Libbey, Inc.                                                                         2,800              53,340
         Liberty Corp.                                                                      493,150          17,807,646
     *   Lin TV Corp.                                                                       551,600           8,025,780
     *   Linens 'n Things, Inc.                                                           1,050,175          25,592,765
         Lithia Motors, Inc. Class A                                                        521,975          13,884,535
     *   Lodgenet Entertainment Corp.                                                        26,000             440,960
     *   Lodgian, Inc.                                                                        3,444              32,718
         Lone Star Steakhouse & Saloon, Inc.                                                680,376          20,554,159
     *   LOUD Technologies, Inc.                                                              1,000               3,500
     *   Luby's, Inc.                                                                       744,900           6,137,976
         M/I Homes, Inc.                                                                    274,400          13,851,712
     *   Madden (Steven), Ltd.                                                              147,263           2,615,391
     *   Magic Lantern Group, Inc.                                                           28,600               2,059
     *   Magna Entertainment Corp.                                                          158,300             842,156
     *   Main Street Restaurant Group, Inc.                                                 287,364             994,279
     *   Marisa Christina, Inc.                                                              93,900              85,449
     *   Marlton Technologies, Inc.                                                          96,500              78,165
     *   Mayor's Jewelers, Inc.                                                             291,200             165,984
         McRae Industries, Inc. Class A                                                      32,700             383,244
     *   Meade Instruments Corp.                                                            620,433           1,712,395
         Media General, Inc. Class A                                                         49,100           3,000,010
     *   Merisel, Inc.                                                                        3,600              25,920
     *   Mestek, Inc.                                                                        13,500             347,355
     *   Michael Anthony Jewelers, Inc.                                                          21              61,530
         Modine Manufacturing Co.                                                           592,427          18,009,781
         Monaco Coach Corp.                                                                 524,500           8,607,045
     *   Mothers Work, Inc.                                                                  77,906           1,061,859
   * #   Motorcar Parts of America, Inc.                                                     63,350             666,759
         Movado Group, Inc.                                                                 544,900           9,187,014
     *   Nathan's Famous, Inc.                                                              106,400             881,950
         National Presto Industries, Inc.                                                   135,950           5,825,457
     *   National RV Holdings, Inc.                                                         267,650           2,374,055
     *   Nature Vision, Inc.                                                                  2,100               9,723
     *   Navigant International, Inc.                                                       514,301           6,511,051
     *   Nitches, Inc.                                                                        4,047              18,171
     *   Nobel Learning Communities, Inc.                                                    83,500             730,625
     *   O'Charleys, Inc.                                                                   215,116           3,994,704
     *   Odd Job Stores, Inc.                                                               175,300              26,295
         Ohio Art Co.                                                                         3,500              25,375
     *   One Price Clothing Stores, Inc.                                                     37,085                  28
   * #   Oneida, Ltd.                                                                       179,800             422,530
     *   Opinion Research Corp.                                                              20,000             140,800
     *   Palm Harbor Homes, Inc.                                                            142,311           2,665,485
     *   Paxson Communications Corp.                                                        462,700             347,025
     *   Payless Cashways, Inc.                                                                 684                   1
     *   Payless ShoeSource, Inc.                                                         1,874,500          31,547,835
     *   PC Mall, Inc.                                                                       10,431              51,624
         Pep Boys - Manny, Moe & Jack                                                     1,917,700          25,620,472
     *   Perry Ellis International, Inc.                                                    286,928           5,738,560
         Phillips-Van Heusen Corp.                                                          814,800          25,250,652

     *   Pinnacle Entertainment, Inc.                                                       569,700           9,929,871
     *   Pomeroy IT Solutions, Inc.                                                         402,743           5,070,534
         Pulitzer, Inc.                                                                     198,300          12,683,268
     *   QEP Co., Inc.                                                                       20,600             213,828
     #   Quaker Fabric Corp.                                                                554,815           1,930,756
     *   Quantum Fuel Systems Technologies Worldwide, Inc.                                   11,850              50,362
     *   R&B, Inc.                                                                          243,462           3,274,564
     *   Radio One, Inc.                                                                    150,512           1,899,461
         Raytech Corp.                                                                       26,800              41,540
     *   Reading International, Inc. Class A                                                213,799           1,423,901
     *   Reading International, Inc. Class B                                                 14,660              95,290
     *   Regent Communications, Inc.                                                      1,398,651           8,391,906
     *   Rent-Way, Inc.                                                                     751,700           6,968,259
     *   Reptron Electronics, Inc.                                                            2,856               3,998
     *   Retail Ventures, Inc.                                                            1,086,073          12,240,043
     *   Rex Stores Corp.                                                                   350,850           4,911,900
     *   Rexhall Industries, Inc.                                                            33,598               6,216
     *   Riviera Holdings Corp.                                                              16,500             334,125
   * #   Rockford Corp.                                                                     173,400             452,574
     *   Rocky Shoes & Boots, Inc.                                                           31,787             940,577
     *   Rubio's Restaurants, Inc.                                                          111,814           1,023,098
         Russ Berrie & Co., Inc.                                                            201,700           2,624,117
         Russell Corp.                                                                    1,071,600          20,038,920
     *   Ryan's Restaurant Group, Inc.                                                      676,815           9,448,337
     *   S&K Famous Brands, Inc.                                                             78,600           1,257,600
     *   Safety Components International, Inc.                                                1,155              16,112
   * #   Salton, Inc.                                                                       371,100             385,944
     *   Sands Regent Casino Hotel                                                           15,492             146,554
         Saucony, Inc. Class B                                                               35,454             694,898
     *   Schieb (Earl), Inc.                                                                 75,600             255,150
     *   Scholastic Corp.                                                                   114,299           4,288,498
         Service Corp. International                                                      3,615,208          27,403,277
     *   Sharper Image Corp.                                                                208,368           2,769,211
     *   Shiloh Industries, Inc.                                                            231,636           2,619,803
     *   Shoe Carnival, Inc.                                                                446,414           8,182,769
   * #   Shoe Pavilion, Inc.                                                                  9,500              45,030
     *   ShopKo Stores, Inc.                                                                851,000          20,177,210
     *   Six Flags, Inc.                                                                  3,136,600          13,832,406
     *   Skechers U.S.A., Inc. Class A                                                       71,332             903,776
         Skyline Corp.                                                                      118,700           4,641,170
     *   Smith & Wollensky Restaurant Group, Inc.                                           160,400           1,008,916
         Sonic Automotive, Inc.                                                             980,893          20,912,639
     *   Southern Energy Homes, Inc.                                                        180,800           1,057,680
     *   Spanish Broadcasting System, Inc.                                                   12,300             106,395
     *   SPAR Group, Inc.                                                                     4,700              10,058
     *   Sport Chalet, Inc.                                                                  45,900             670,140
     *   Sport Supply Group, Inc.                                                           105,400             330,956
     *   Sport-Haley, Inc.                                                                   60,800             213,408
     *   Stage Stores, Inc.                                                                 281,266          10,983,437
         Standard Motor Products, Inc.                                                      615,650           6,938,375
         Star Buffet, Inc.                                                                    7,200              50,328
     *   Steinway Musical Instruments, Inc.                                                 249,800           7,074,336
         Stewart Enterprises, Inc.                                                        3,387,678          20,055,054
     *   Stoneridge, Inc.                                                                   667,200           5,217,504
         Stride Rite Corp.                                                                1,181,600          14,049,224

     #   Superior Industries International, Inc.                                            634,300          14,366,895
         Superior Uniform Group, Inc.                                                       136,600           1,891,910
         Syms Corp.                                                                         343,900           4,498,212
     *   Systemax, Inc.                                                                     517,100           3,293,927
     *   Tag-It Pacific, Inc.                                                                54,100             126,594
         Tandy Brand Accessories, Inc.                                                       63,700             837,018
     *   Tarrant Apparel Group                                                              287,100             780,912
         The Marcus Corp.                                                                   680,600          14,993,618
     *   The Rowe Companies                                                                   9,400              36,284
     *   The Sports Authority, Inc.                                                         504,500          16,144,000
     *   The Sports Club Co., Inc.                                                          115,700             190,905
   * #   Tower Automotive, Inc.                                                           1,597,350             169,319
         Traffix, Inc.                                                                      259,000           1,243,200
     *   Trans World Entertainment Corp.                                                  1,067,874          13,882,362
   * #   Transpro, Inc.                                                                     191,600           1,300,964
   * #   Tweeter Home Entertainment Group, Inc.                                             804,706           2,848,659
     *   Unapix Entertainment, Inc.                                                           5,800                  23
     *   Unifi, Inc.                                                                      1,666,066           5,348,072
         Unifirst Corp.                                                                     276,600          10,123,560
         United Auto Group, Inc.                                                          1,532,900          47,213,320
     *   United Retail Group, Inc.                                                          304,501           2,113,237
     *   Vail Resorts, Inc.                                                                 978,523          26,909,382
     *   Virco Manufacturing Corp.                                                           60,786             437,659
     #   Visteon Corp.                                                                    3,494,865          26,665,820
     *   Warnaco Group, Inc.                                                                226,826           4,840,467
     *   WCI Communities, Inc.                                                              813,900          24,335,610
         Wellco Enterprises, Inc.                                                               100               1,313
     *   Wells-Gardner Electronics Corp.                                                     64,303             218,630
     *   West Marine, Inc.                                                                  117,528           1,949,790
     *   Westcoast Hospitality Corp.                                                        290,000           1,998,100
     *   Whitehall Jewelers, Inc.                                                           374,500           2,715,125
     *   Wickes, Inc.                                                                        49,400                 148
     *   Wilsons The Leather Experts, Inc.                                                  477,301           2,801,757
     *   Worldwide Restaurant Concepts, Inc.                                                794,905           5,095,341
     *   Zapata Corp.                                                                       252,880           1,636,134
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $1,391,142,561)                                                                                     1,562,379,929
                                                                                                       ----------------

Industrials -- (19.7%)
     *   AAR Corp.                                                                        1,096,630          17,589,945
     *   Ablest, Inc.                                                                        16,800             116,256
         Abrams Industries, Inc.                                                             10,000              52,700
     *   ABX Air, Inc.                                                                      534,400           4,018,688
     *   Active Power, Inc.                                                                 991,749           2,657,887
     *   AirNet Systems, Inc.                                                               312,700           1,560,373
         Alamo Group, Inc.                                                                  158,700           3,237,480
     *   Alaska Air Group, Inc.                                                           1,004,900          29,664,648
         Alexander & Baldwin, Inc.                                                          659,654          29,321,620
     *   Allied Defense Group, Inc.                                                         148,100           3,530,704
     *   Allied Holdings, Inc.                                                              111,535             122,689
         Ambassadors International, Inc.                                                    159,500           2,044,790
     *   Amerco, Inc.                                                                       113,000           6,009,340
   * #   America West Holdings Corp. Class B                                                674,200           3,775,520
         Ameron International Corp.                                                         280,205           9,246,765
         Ampco-Pittsburgh Corp.                                                             200,200           2,308,306

         Amrep Corp.                                                                         96,692           2,099,183
         Angelica Corp.                                                                     206,900           5,476,643
         Applied Industrial Technologies, Inc.                                              997,000          30,348,680
         Arkansas Best Corp.                                                                  6,600             216,018
   * #   Armstrong Holdings, Inc.                                                           387,200           1,188,704
     *   Astronics Corp.                                                                     27,443             220,916
   * #   AstroPower, Inc.                                                                    22,344                  22
   * #   ATA Holdings Corp.                                                                 184,300             165,870
     *   Ault, Inc.                                                                          93,400             232,566
     *   Avalon Holding Corp. Class A                                                        25,112             122,798
     *   AZZ, Inc.                                                                           81,100           1,298,411
     *   Baldwin Technology Co., Inc. Class A                                               219,700             659,100
         Barnes Group, Inc.                                                                  48,000           1,472,640
     *   Barrett Business Services, Inc.                                                     69,789           1,009,149
         Bowne & Co., Inc.                                                                1,182,413          15,666,972
     *   BTU International, Inc.                                                             91,200             345,648
     *   Butler International, Inc.                                                          81,200             267,960
         C&D Technologies, Inc.                                                             375,000           2,745,000
     *   Cannon Express, Inc.                                                                   900                   0
     *   Capstone Turbine Corp.                                                              62,150              62,150
     *   Catalytica Energy Systems, Inc.                                                    237,200             467,284
         CDI Corp.                                                                          205,988           4,395,784
     *   Celadon Group, Inc.                                                                 25,710             465,351
         Central Parking Corp.                                                            1,207,037          20,398,925
     *   Century Business Services, Inc.                                                  1,680,956           6,740,634
     *   Cenveo, Inc.                                                                       398,100           3,336,078
         Champion Industries, Inc.                                                          104,200             437,640
     *   Channell Commercial Corp.                                                           17,600             105,952
         Chicago Rivet & Machine Co.                                                         10,800             321,624
         CIRCOR International, Inc.                                                         515,323          12,754,244
         Collins Industries, Inc.                                                            30,500             152,500
     *   Columbus McKinnon Corp.                                                             88,565             836,054
     *   Comforce Corp.                                                                      58,000             112,520
     *   Comfort Systems USA, Inc.                                                        1,335,300           8,399,037
     *   Compudyne Corp.                                                                     57,485             347,784
         CompX International, Inc.                                                           37,300             538,985
   * #   Consolidated Freightways Corp.                                                      24,700                  74
     *   Consolidated Graphics, Inc.                                                        213,494           9,037,201
   * #   Continental Airlines, Inc.                                                       2,267,500          31,427,550
     *   Cornell Companies, Inc.                                                            461,048           5,919,856
     *   Correctional Services Corp.                                                        247,312             714,707
     *   Corrections Corporation of America                                                   8,600             310,460
     *   Corrpro Companies, Inc.                                                             88,475              70,780
     *   Covenant Transport, Inc. Class A                                                   405,987           5,635,100
     *   Cross (A.T.) Co. Class A                                                           234,300           1,178,529
     *   Crown Andersen, Inc.                                                                22,900              23,473
         Cubic Corp.                                                                         51,500             906,400
     *   Distributed Energy Systems Corp.                                                 1,020,622           3,388,465
     *   Dollar Thrifty Automotive Group, Inc.                                              854,400          30,749,856
     *   Ducommun, Inc.                                                                     192,279           3,162,990
         Eastern Co.                                                                         29,400             649,446
         Ecology & Environment, Inc. Class A                                                 28,100             182,650
     *   Electro Rent Corp.                                                                 380,804           4,474,447
     *   EMCOR Group, Inc.                                                                  376,319          17,875,153
     *   Encore Wire Corp.                                                                   32,856             361,416

     *   EnPro Industries, Inc.                                                             449,944          12,179,984
         Espey Manufacturing & Electronics Corp.                                              3,800             102,030
     *   Esterline Technologies Corp.                                                       731,493          28,455,078
     *   Evergreen Solar, Inc.                                                              131,503             664,090
         Federal Signal Corp.                                                               499,815           7,812,108
     *   First Aviation Services, Inc.                                                        9,000              36,900
     *   First Consulting Group, Inc.                                                        87,892             455,281
   * #   Flow International Corp.                                                            34,100             221,650
     *   Flowserve Corp.                                                                  1,864,640          54,950,941
     *   Foster (L.B.) Co. Class A                                                          162,400           1,461,600
     *   Foster Wheeler, Ltd.                                                                46,355             686,054
     *   Frontier Airlines, Inc.                                                          1,133,239          13,836,848
     *   Frozen Food Express Industries, Inc.                                               464,747           4,996,030
     *   FTI Consulting, Inc.                                                               265,600           5,840,544
     *   FuelCell Energy, Inc.                                                              114,471             931,794
         GATX Corp.                                                                       1,577,900          52,654,523
     *   Gehl Co.                                                                           200,998           6,027,528
         Gencorp, Inc.                                                                      317,040           5,992,056
     *   Genesee & Wyoming, Inc.                                                            187,036           5,225,786
     *   GP Strategies Corp.                                                                235,265           1,670,382
         Graham Corp.                                                                        25,950             524,709
         Granite Construction, Inc.                                                           1,100              25,795
         Hardinge, Inc.                                                                     148,600           2,409,995
     *   Hawaiian Holdings, Inc.                                                            498,455           2,661,750
     *   Hawk Corp.                                                                         138,900           1,554,291
         Heico Corp.                                                                        307,000           6,477,700
         Heico Corp. Class A                                                                 25,251             423,964
     *   Herley Industries, Inc.                                                            360,613           6,314,342
     *   Hexcel Corp.                                                                       599,250           9,791,745
     *   Hudson Technologies, Inc.                                                           52,500              48,300
         Hughes Supply, Inc.                                                                347,316           9,030,216
         IKON Office Solutions, Inc.                                                      1,777,700          17,225,913
     *   Industrial Distribution Group, Inc.                                                308,575           2,712,374
     *   Innotrac Corp.                                                                     119,600           1,015,404
     *   Insituform Technologies, Inc. Class A                                              106,525           1,580,831
   * #   Integrated Electrical Services, Inc.                                             1,097,600           1,668,352
         International Aluminum Corp.                                                        55,800           1,925,100
     *   International Shipholding Corp.                                                     80,650           1,177,490
         Interpool, Inc.                                                                    594,914          12,921,532
     *   Jacuzzi Brands, Inc.                                                                78,400             800,464
     *   JPS Industries, Inc.                                                                43,200             207,360
     *   Kadant, Inc.                                                                       465,860           9,550,130
         Kaman Corp. Class A                                                                713,954          11,044,868
   * #   Kansas City Southern                                                             2,225,700          44,491,743
         Kelly Services, Inc. Class A                                                       248,533           6,911,703
     *   Key Technology, Inc.                                                                19,200             211,200
     *   K-Tron International, Inc.                                                           6,300             180,180
     *   Ladish Co., Inc.                                                                   299,510           3,324,561
     *   Lancer Corp.                                                                       108,400           1,875,320
         Lawson Products, Inc.                                                               16,228             694,558
     *   LMI Aerospace, Inc.                                                                 29,100             131,648
         LSI Industries, Inc.                                                               348,083           4,730,448
     *   Lydall, Inc.                                                                       511,600           4,215,584
     *   Lynch Corp.                                                                          6,200              57,040
     *   Mac-Gray Corp.                                                                     324,700           2,831,384

     *   Magnetek, Inc.                                                                     896,500           1,981,265
     *   MAIR Holdings, Inc.                                                                560,851           5,350,519
     *   Marten Transport, Ltd.                                                                 200               3,922
     *   Mastec, Inc.                                                                     1,177,200           9,959,112
     *   Maxco, Inc.                                                                         38,500             168,284
   * #   MCSi, Inc.                                                                          27,200                   3
     *   Meadow Valley Corp.                                                                 44,064             232,658
   * #   Medialink Worldwide, Inc.                                                           63,000             198,450
         Mercury Air Group, Inc.                                                             39,650             137,189
     *   Merrimac Industries, Inc.                                                           35,170             313,013
   * #   Mesa Air Group, Inc.                                                               134,170             856,005
     *   MFRI, Inc.                                                                          59,900             464,764
   * #   Midwest Air Group, Inc.                                                            582,802           1,142,292
     *   Milacron, Inc.                                                                   1,148,968           2,504,750
     *   Misonix, Inc.                                                                      120,285             693,082
     *   Mobile Mini, Inc.                                                                  273,821          10,109,471
   * #   Modtech Holdings, Inc.                                                             462,114           2,865,107
     *   Moore Handley, Inc.                                                                  2,000               8,000
         Mueller (Paul) Co.                                                                   2,300              68,425
         Mueller Industries, Inc.                                                         1,134,866          30,641,382
         NACCO Industries, Inc. Class A                                                     116,800          11,972,000
     *   Nashua Corp.                                                                       116,000           1,044,000
   * #   National Patent Development Corp.                                                  235,265             550,520
     *   National Technical Systems, Inc.                                                   128,684             584,225
     *   NCI Building Systems, Inc.                                                         473,898          16,368,437
     *   NCO Group, Inc.                                                                  1,058,221          21,016,279
     *   NES Rentals Holdings, Inc.                                                             448               4,390
     *   New Horizons Worldwide, Inc.                                                       112,075             404,591
     *   North America Galvanizing & Coatings, Inc.                                          73,400             149,736
     *   On Assignment, Inc.                                                                614,067           3,254,555
     *   Orbital Sciences Corp.                                                              34,300             333,053
         Outlook Group Corp.                                                                 59,300             468,470
     *   Patrick Industries, Inc.                                                            96,250             862,015
     *   Peerless Manufacturing Co.                                                          20,100             279,591
     *   PHH Corp.                                                                              100               2,399
     *   Pico Holdings, Inc.                                                                202,251           5,236,278
     *   Power-One, Inc.                                                                     24,696             135,334
     *   PPT Vision, Inc.                                                                    22,250              28,258
         Preformed Line Products Co.                                                         14,300             488,059
     *   PRG-Schultz International, Inc.                                                    556,949           2,149,823
     *   Protection One, Inc.                                                                    61               1,220
         Providence & Worcester Railroad Co.                                                 47,100             624,075
     *   Quanta Services, Inc.                                                            3,830,850          34,592,576
     *   RailAmerica, Inc.                                                                1,246,038          14,541,263
     *   RCM Technologies, Inc.                                                             234,100           1,076,860
     *   Refac                                                                               11,357              56,728
         Regal-Beloit Corp.                                                                 822,383          21,135,243
     *   RemedyTemp, Inc.                                                                   184,200           1,814,370
   * #   Riviera Tool Co.                                                                    16,500              17,903
         Robbins & Myers, Inc.                                                              479,900          11,349,635
     *   Rush Enterprises, Inc. Class A                                                     147,934           2,128,770
     *   Rush Enterprises, Inc. Class B                                                     105,400           1,533,570
     *   Schuff International, Inc.                                                         106,600             327,795
     *   SCS Transportation, Inc.                                                           506,932           9,251,509
     *   Secom General Corp.                                                                 11,500              16,445

     *   Sequa Corp. Class A                                                                 94,900           5,504,200
     *   Sequa Corp. Class B                                                                 28,900           1,712,614
     *   Servotronics, Inc.                                                                     400               1,900
     *   Shaw Group, Inc.                                                                 2,106,898          42,453,995
     *   Sholodge, Inc.                                                                      71,600             281,030
     *   SIFCO Industries, Inc.                                                              74,715             256,272
     *   Sitel Corp.                                                                        984,800           1,949,904
         Skywest, Inc.                                                                      358,377           6,536,796
         Smith (A.O.) Corp.                                                                 716,100          22,456,896
         Smith (A.O.) Corp. Convertible Class A                                              70,050           2,196,768
     *   Smithway Motor Xpress Corp. Class A                                                 73,800             442,800
     *   SOURCECORP, Inc.                                                                   491,436          10,521,645
     *   Spacehab, Inc.                                                                     120,247             169,548
     *   Sparton Corp.                                                                      126,528           1,262,749
     *   Spherion Corp.                                                                   1,999,689          10,938,299
         Standard Register Co.                                                              677,399           9,619,066
         Starrett (L.S.) Co. Class A                                                         64,600           1,102,722
     *   Sterling Construction Co., Inc.                                                      1,100               8,118
         Stewart & Stevenson Services, Inc.                                                 304,600           7,276,894
     *   Strategic Distribution, Inc.                                                        65,178             671,333
         Supreme Industries, Inc.                                                            56,610             370,796
         Sypris Solutions, Inc.                                                             401,688           4,233,792
         TB Wood's Corp.                                                                     92,900             536,962
     *   TeamStaff, Inc.                                                                     86,000             141,040
         Tecumseh Products Co. Class A                                                      442,233          12,090,650
         Tecumseh Products Co. Class B                                                       15,600             427,830
     *   Tetra Tech, Inc.                                                                    24,100             290,405
     *   The Lamson & Sessions Co.                                                            3,700              40,293
         Thomas Industries, Inc.                                                            141,200           5,629,644
     #   Titan International, Inc.                                                          232,000           3,426,640
         Todd Shipyards Corp.                                                                81,650           1,571,763
     *   Trailer Bridge, Inc.                                                               111,200             867,360
     *   Transport Corp. of America                                                          20,000             125,000
     *   Transtechnology Corp.                                                               97,300             727,318
     *   TRC Companies, Inc.                                                                110,900           1,264,260
         Tredegar Industries, Inc.                                                        1,273,486          19,420,662
         Trinity Industries, Inc.                                                         1,482,100          43,069,826
     *   Triumph Group, Inc.                                                                524,517          18,609,863
         Twin Disc, Inc.                                                                     37,400             813,450
     *   U.S. Xpress Enterprises, Inc. Class A                                              163,490           1,996,213
     *   United Rentals, Inc.                                                             1,831,600          36,778,528
     *   URS Corp.                                                                        1,438,667          48,670,105
     *   USA Truck, Inc.                                                                     71,600           1,449,900
   * #   Valence Technology, Inc.                                                             4,800              14,208
     *   Valpey Fisher Corp.                                                                 10,350              32,706
         Viad Corp.                                                                         116,900           3,249,820
     *   Volt Information Sciences, Inc.                                                    402,800           7,915,020
     *   Washington Group International, Inc.                                               194,191           9,323,110
         Waste Industries USA, Inc.                                                         238,100           3,435,783
     *   Water Pik Technologies, Inc.                                                       106,545           1,979,606
     *   Westaff, Inc.                                                                      192,900             669,363
     *   Western Power & Equipment Corp.                                                      4,091               5,318
     *   Willis Lease Finance Corp.                                                         132,900           1,083,135
     *   Wolverine Tube, Inc.                                                               482,000           3,475,220
     *   Xanser Corp.                                                                       259,400             573,274

     *   Yellow Roadway Corp.                                                               278,908          14,720,764
                                                                                                       ----------------
Total Industrials
(Cost $1,070,818,270)                                                                                     1,335,575,135
                                                                                                       ----------------

Financials -- (12.6%)
         1st Source Corp.                                                                   342,018           7,449,152
         21st Century Insurance Group                                                       151,658           2,112,596
         ABC Bancorp                                                                         21,936             389,364
     *   ACE Cash Express, Inc.                                                               9,217             201,023
         Advanta Corp. Class A                                                              281,453           6,453,717
         Advanta Corp. Class B Non-Voting                                                   494,299          12,194,356
     *   Aether Systems, Inc.                                                             1,403,851           4,394,054
         Alfa Corp.                                                                          16,525             236,638
     *   Allmerica Financial Corp.                                                          157,900           5,513,868
   * #   American Business Financial Services, Inc.                                          43,184               2,699
     *   American Physicians Capital, Inc.                                                  289,108          10,017,592
         American Physicians Services Group, Inc.                                            36,300             450,120
         Americana Bancorp                                                                   26,030             372,489
     *   AmeriServe Financial, Inc.                                                         422,573           2,307,249
         AmerUs Group Co.                                                                   338,785          16,122,778
     *   Arch Capital Group, Ltd.                                                            34,800           1,553,820
     *   Argonaut Group, Inc.                                                               857,264          17,951,108
         ASB Financial Corp.                                                                 12,268             274,496
     *   Atlantic American Corp.                                                             42,900             129,558
         Baldwin & Lyons, Inc. Class B                                                      156,125           4,012,412
     *   Bancinsurance Corp.                                                                 76,470             397,644
         BankUnited Financial Corp. Class A                                                  48,704           1,203,476
         Banner Corp.                                                                       345,012           9,180,769
         Bay View Capital Corp.                                                             200,776           3,182,300
         Beverly Hills Bancorp, Inc.                                                        135,659           1,417,637
     *   BF Enterprises, Inc.                                                                 2,300              18,998
     *   BNS Holding, Inc. Class A                                                           46,855             323,299
         Brookline Bancorp, Inc.                                                            258,695           3,932,164
         California First National Bancorp                                                   77,600             900,160
         Camco Financial Corp.                                                               19,083             275,368
     *   Ceres Group, Inc.                                                                  629,501           3,607,041
         CFS Bancorp, Inc.                                                                  333,167           4,367,819
         Chemical Financial Corp.                                                            15,511             496,042
         Citizens South Banking Corp.                                                         2,500              31,575
     *   Citizens, Inc.                                                                     118,607             686,735
         Clark, Inc.                                                                        624,728           9,058,556
     *   CNA Surety Corp.                                                                   428,495           5,921,801
         Commercial Federal Corp.                                                         1,330,398          33,273,254
         Community Bank System, Inc.                                                        466,400          10,867,120
         Community West Bancshares                                                            9,600             116,928
   * #   CompuCredit Corp.                                                                  833,453          26,278,773
     *   Consumer Portfolio Services, Inc.                                                   26,000             114,400
         Cooperative Bankshares, Inc.                                                        28,500             530,100
     *   Credit Acceptance Corp.                                                            518,230           7,312,225
   * #   Danielson Holding Corp.                                                             68,150           1,107,438
         Delphi Financial Group, Inc. Class A                                               881,563          37,378,271
         Donegal Group, Inc. Class A                                                        110,763           2,044,685
         Donegal Group, Inc. Class B                                                         47,264             778,438
         Downey Financial Corp.                                                                 100               7,502
         EFC Bancorp, Inc.                                                                    5,300             143,100

         EMC Insurance Group, Inc.                                                          150,700           2,688,488
     *   Epoch Holding Corp.                                                                108,700             489,150
     *   EZCORP, Inc. Class A Non-Voting                                                    237,900           2,262,429
         FBL Financial Group, Inc. Class A                                                  732,775          19,601,731
         Fidelity Southern Corp.                                                             84,400           1,368,968
     *   Firebrand Financial Group, Inc.                                                     86,400               6,048
     *   First Bank of Delaware                                                              71,503             235,960
         First Citizens BancShares, Inc.                                                     10,300           1,344,459
         First Defiance Financial Corp.                                                     128,500           3,436,090
         First Federal Bancshares of Arkansas, Inc.                                         112,100           2,745,329
         First Indiana Corp.                                                                229,223           6,177,560
     *   First Investors Financial Services Group, Inc.                                     120,900             577,298
         First Keystone Financial, Inc.                                                      37,300             645,663
         First Merchants Corp.                                                               64,259           1,598,121
         First Niagara Financial Group, Inc.                                                250,797           3,265,377
         First Place Financial Corp.                                                        385,659           7,593,626
         Flagstar Bancorp, Inc.                                                             126,800           2,505,568
         FNB Corp.                                                                              700              12,950
         FNB Financial Services Corp.                                                        17,375             368,176
     *   FPIC Insurance Group, Inc.                                                         326,687           9,722,205
         Great American Financial Resources, Inc.                                           221,500           3,734,490
         Guaranty Federal Bancshares, Inc.                                                   15,300             355,725
         Harleysville Group, Inc.                                                           899,000          18,258,690
         HF Financial Corp.                                                                  54,615           1,242,491
         HMN Financial, Inc.                                                                 74,300           2,239,031
         Horace Mann Educators Corp.                                                      1,438,408          26,179,026
         Independence Holding Co.                                                           104,148           1,838,212
         Infinity Property & Casualty Corp.                                                 307,103           9,827,296
     *   Instinet Group, Inc.                                                               440,262           2,324,583
         Investors Title Co.                                                                 18,200             641,004
         Irwin Financial Corp.                                                              339,242           7,120,690
     *   ITLA Capital Corp.                                                                 147,000           7,323,540
     *   Kennedy-Wilson, Inc.                                                                30,800             317,856
     *   KNBT Bancorp, Inc.                                                                   5,224              77,904
     *   Knight Capital Group, Inc.                                                         978,781           7,389,797
     *   Knight Trading Group, Inc.                                                           5,300              40,015
     *   LaBranche & Co., Inc.                                                            1,334,340           7,378,900
         LandAmerica Financial Group, Inc.                                                  611,212          34,350,114
         LSB Corp.                                                                            3,500              56,175
         MAF Bancorp, Inc.                                                                  172,628           7,347,048
         MASSBANK Corp.                                                                      63,149           2,251,262
     *   Matrix Bancorp, Inc.                                                                 5,000              64,000
         MCG Capital Corp.                                                                  321,844           5,149,504
     *   Meadowbrook Insurance Group, Inc.                                                  560,064           2,884,330
         Medallion Finanacial Corp.                                                         364,005           3,370,686
         Merchants Group, Inc.                                                               23,900             599,890
         Meta Financial Group, Inc.                                                          32,400             683,640
     *   Metris Companies, Inc.                                                           1,938,600          25,163,028
         MFB Corp.                                                                           17,700             464,979
         MicroFinancial, Inc.                                                               125,000             486,250
         Midland Co.                                                                         49,800           1,591,110
     *   National Western Life Insurance Co. Class A                                         24,300           4,456,013
     *   Navigators Group, Inc.                                                             149,190           4,959,076
         NetBank, Inc.                                                                      302,082           2,510,301
     *   Newtek Business Services, Inc.                                                      86,500             224,035

         North Central Bancshares, Inc.                                                      39,900           1,545,726
         Northeast Bancorp                                                                   21,200             464,704
         Northrim BanCorp, Inc.                                                                   1                  14
         NYMAGIC, Inc.                                                                      125,800           2,572,610
   * #   Ocwen Financial Corp.                                                            1,193,630           8,629,945
         Ohio Casualty Corp.                                                              1,932,614          46,189,475
     *   Pacific Premier Bancorp, Inc.                                                       29,840             312,484
         Parkvale Financial Corp.                                                            40,825           1,134,935
         PAULA Financial                                                                     90,600             159,456
     *   Penn Treaty American Corp.                                                         366,900             818,187
         Pinnacle Bancshares, Inc.                                                           10,400             146,744
     *   Piper Jaffray Companies, Inc.                                                      448,361          12,675,165
     *   PMA Capital Corp. Class A                                                          729,273           5,418,498
         Pocahontas Bancorp, Inc.                                                            69,800             977,200
     *   Premier Financial Bancorp                                                            1,100              11,963
         Presidential Life Corp.                                                            968,912          14,679,017
         Provident Financial Holdings, Inc.                                                  53,800           1,496,716
         Provident Financial Services, Inc.                                                   5,000              88,900
     *   Republic First Bancorp, Inc.                                                        80,083           1,066,710
         Riverview Bancorp, Inc.                                                             56,600           1,216,900
         RLI Corp.                                                                          286,779          12,543,713
     *   RTW, Inc.                                                                           93,850             910,345
     *   SCPIE Holdings, Inc.                                                               150,800           1,691,976
         Selective Insurance Group, Inc.                                                    913,294          43,956,840
         Simmons First National Corp. Class A                                               140,711           3,453,048
         Sound Federal Bancorp, Inc.                                                         40,140             639,029
     *   Standard Management Corp.                                                          134,600             242,280
         State Auto Financial Corp.                                                           3,201              86,427
         State Financial Services Corp. Class A                                              18,241             724,168
         Stewart Information Services Corp.                                                 598,000          23,471,500
     *   Stifel Financial Corp.                                                              65,029           1,373,412
     *   Stratus Properties, Inc.                                                            94,450           1,575,426
     *   Sun Bancorp, Inc.                                                                   60,174           1,248,009
         Susquehanna Bancshares, Inc.                                                       287,264           6,538,129
         SWS Group, Inc.                                                                    267,400           4,238,290
         TF Financial Corp.                                                                  36,200           1,049,800
     *   The Banc Corp.                                                                      84,508             887,334
     #   The Phoenix Companies, Inc.                                                      2,736,000          31,464,000
         TierOne Corp.                                                                       43,474           1,048,810
         Timberland Bancorp, Inc.                                                            56,400           1,297,764
     *   Triad Guaranty, Inc.                                                               209,863          11,374,575
         UICI                                                                               969,000          24,370,350
         UMB Financial Corp.                                                                636,690          35,463,633
         Umpqua Holdings Corp.                                                              100,166           2,334,869
     *   Unico American Corp.                                                                72,700             665,205
     *   United America Idemnity, Ltd.                                                      262,676           4,478,626
         United Community Financial Corp.                                                   805,706           8,467,970
         United Fire & Casualty Co.                                                          88,900           3,499,993
         Unizan Financial Corp.                                                              18,431             469,806
         Vesta Insurance Group, Inc.                                                      1,142,100           2,878,092
         Wesbanco, Inc.                                                                       9,876             292,033
         Westbank Corp.                                                                       1,143              19,248
         Willow Grove Bancorp, Inc.                                                          65,500             998,613
     *   Wilshire Enterprises, Inc.                                                         110,090             825,675
         Ziegler Companies, Inc.                                                              8,200             161,950
                                                                                                       ----------------
Total Financials
(Cost $658,967,144)                                                                                         850,984,881
                                                                                                       ----------------

Information Technology -- (11.6%)
     *   3Com Corp.                                                                          74,200             271,572
     *   Actel Corp.                                                                        306,134           4,527,722
     *   ActivCard Corp.                                                                    136,166             561,004
     *   Adaptec, Inc.                                                                    1,410,894           5,615,358
     *   Adept Technology, Inc.                                                              18,720             150,696
     *   Advanced Digital Information Corp.                                                 143,520             985,982
     *   Advanced Power Technology, Inc.                                                    245,688           1,584,688
     *   Aehr Test Systems                                                                   89,200             269,384
     *   Aeroflex, Inc.                                                                      35,740             285,920
     *   Aetrium, Inc.                                                                       69,748             179,950
     *   Agile Software Corp.                                                               616,831           3,978,560
         Agilysys, Inc.                                                                     935,734          14,391,589
     *   Airspan Networks, Inc.                                                              85,900             410,602
     *   Akamai Technologies, Inc.                                                          355,127           4,985,983
         Allen Organ Co. Class B                                                              5,000             278,375
     *   Alliance Semiconductor Corp.                                                     1,167,202           1,960,899
     *   Allied Motion Technologies, Inc.                                                    45,300             216,534
     *   Alpha Technologies Group, Inc.                                                      82,112               3,695
         American Software, Inc. Class A                                                    269,536           1,390,806
     *   American Technical Ceramics Corp.                                                   83,300             869,652
     *   Amistar Corp.                                                                       42,300             127,746
     *   Amtech Systems, Inc.                                                                 6,000              35,940
     *   Anadigics, Inc.                                                                    954,146           1,564,799
     *   Analex Corp.                                                                        35,200             115,104
     *   Analysts International Corp.                                                       564,081           1,855,826
     *   Analytical Surveys, Inc.                                                               830               1,336
     *   Anaren, Inc.                                                                       590,974           6,997,132
     *   AnswerThink, Inc.                                                                  141,628             560,847
     *   APA Enterprises, Inc.                                                              157,400             248,692
     *   Applied Films Corp.                                                                279,950           7,530,655
     *   Applied Innovation, Inc.                                                            51,000             248,370
     *   Applied Micro Circuits Corp.                                                     3,092,322           8,874,964
     *   Apropos Technology, Inc.                                                           447,216           1,149,345
     *   Ariba, Inc.                                                                        244,189           1,496,879
     *   Arris Group, Inc.                                                                1,326,831          11,490,356
     *   Art Technology Group, Inc.                                                         203,713             220,010
   * #   Aspen Technology, Inc.                                                             343,227           1,798,509
     *   Astea International, Inc.                                                           13,200              97,548
         Astro-Med, Inc.                                                                     31,540             275,975
     *   Atari, Inc.                                                                          8,867              21,901
     *   Atmel Corp.                                                                          5,988              17,964
   * #   Avanex Corp.                                                                       403,000             407,030
   * #   Avici Systems, Inc.                                                                378,629           1,688,685
     *   Aware, Inc.                                                                        559,924           3,695,498
     *   Axcelis Technologies, Inc.                                                          36,459             242,452
     *   AXT, Inc.                                                                          465,578             586,628
     *   BearingPoint, Inc.                                                                  28,800             188,640
         Belden CDT, Inc.                                                                   906,748          18,243,770
     *   Bell Industries, Inc.                                                              161,863             357,717
     *   Bell Microproducts, Inc.                                                           928,006           7,609,649
     *   Benchmark Electronics, Inc.                                                         14,200             449,714

         Black Box Corp.                                                                    338,856          11,649,869
     *   Blonder Tongue Laboratories, Inc.                                                   22,600              65,540
         Bogen Communications International, Inc.                                            44,700             213,443
   * #   Bookham, Inc.                                                                      184,450             516,460
     *   Brooktrout, Inc.                                                                    23,035             229,659
     *   CalAmp Corp.                                                                       232,435           1,534,071
     *   Canterbury Consulting Group, Inc.                                                      842                 274
     *   Captaris, Inc.                                                                     975,052           3,529,688
     *   Carrier Access Corp.                                                               131,778             635,170
     *   C-COR, Inc.                                                                         59,992             412,745
         Celeritek, Inc.                                                                    384,872             315,595
     *   CellStar Corp.                                                                     598,069             777,490
     *   Centillium Communications, Inc.                                                    102,929             225,415
     *   Checkpoint Systems, Inc.                                                           266,500           4,695,730
     *   Chyron Corp.                                                                         1,200                 420
     *   Ciber, Inc.                                                                      1,957,800          15,956,070
     *   Ciena Corp.                                                                      1,006,100           2,193,298
     *   Ciprico, Inc.                                                                       70,900             308,415
     *   Cirrus Logic, Inc.                                                                 319,991           1,657,553
     *   Clarus Corp.                                                                       391,100           3,011,470
     *   Cognitronics Corp.                                                                   7,700              29,106
     *   Coherent, Inc.                                                                   1,024,276          33,626,981
     *   Comarco, Inc.                                                                      109,300             873,307
   * #   Commerce One, Inc.                                                                  57,500               7,245
         Communications Systems, Inc.                                                        17,300             174,730
     *   Computer Horizons Corp.                                                            553,091           1,603,964
     *   Computer Network Technology Corp.                                                  745,784           3,728,920
     *   Computer Task Group, Inc.                                                          158,300             554,050
     *   Conexant Systems, Inc.                                                             383,556             548,485
     *   Convera Corp.                                                                       35,389             152,527
     *   Copper Mountain Networks, Inc.                                                      23,556              21,672
     *   Cosine Communications, Inc.                                                        313,826             737,491
     *   Cray, Inc.                                                                             400                 584
     *   Credence Systems Corp.                                                           1,210,206           9,584,832
     *   Crossroads Systems, Inc.                                                            22,000              20,680
     *   CSP, Inc.                                                                           34,000             333,540
         CTS Corp.                                                                        1,212,900          12,917,385
     *   Data I/O Corp.                                                                      86,400             250,560
     *   Data Systems & Software, Inc.                                                       91,400             109,680
     *   Datalink Corp.                                                                     197,400             485,604
     *   Dataram Corp.                                                                       28,010             164,139
     *   Delphax Technologies, Inc.                                                          70,700             263,923
     *   Digimarc Corp.                                                                     111,584             569,078
     *   DoubleClick, Inc.                                                                  134,930           1,110,474
     *   E.piphany, Inc.                                                                  1,359,381           4,744,240
     *   EasyLink Services Corp.                                                                640                 627
     *   Echelon Corp.                                                                      160,132           1,100,107
     *   Edgewater Technology, Inc.                                                         255,288           1,110,503
     *   Electro Scientific Industries, Inc.                                                 88,377           1,585,483
     *   Electroglas, Inc.                                                                  485,533           1,675,089
     *   Electronics for Imaging, Inc.                                                      366,579           6,965,001
     *   eLoyalty Corp.                                                                      49,200             243,540
     *   EMCORE Corp.                                                                       228,231             906,077
     *   EMS Technologies, Inc.                                                             342,094           4,618,269
     *   En Pointe Technologies, Inc.                                                        39,500             108,625

     *   Entrust, Inc.                                                                       94,279             385,601
     *   ePlus, Inc.                                                                        207,370           2,571,595
     *   ESS Technology, Inc.                                                               199,365             821,384
     *   Evans & Sutherland Computer Corp.                                                  181,900             934,057
     *   Exar Corp.                                                                       1,344,986          19,367,798
   * #   FalconStor Software, Inc.                                                           47,700             348,687
     *   FEI Co.                                                                                500              10,410
     *   Forgent Networks, Inc.                                                             362,164             651,895
     *   Forrester Research, Inc.                                                            28,525             470,663
         Frequency Electronics, Inc.                                                         97,600           1,141,920
     *   FSI International, Inc.                                                            733,528           2,758,065
     *   Gateway, Inc.                                                                    1,110,900           3,843,714
     *   Genesis Microchip, Inc.                                                            400,035           6,620,579
     *   Gerber Scientific, Inc.                                                            685,200           5,056,776
   * #   Giga-Tronics, Inc.                                                                  28,800             116,640
     *   Glenayre Technologies, Inc.                                                        996,900           3,190,080
     *   Globecomm Systems, Inc.                                                            162,400             902,944
   * #   Glowpoint, Inc.                                                                    155,001             206,151
     *   GTSI Corp.                                                                         291,200           2,382,016
     *   Halifax Corp.                                                                       24,000              92,640
     *   HEI, Inc.                                                                            1,400               4,271
     *   HI/FN, Inc.                                                                        147,915             982,156
     *   HomeStore, Inc.                                                                     49,000             102,410
     *   Hypercom Corp.                                                                   1,549,600           9,839,960
   * #   Ibis Technology Corp.                                                               52,740              66,452
     *   Identix, Inc.                                                                      136,448             749,100
     *   iGATE Capital Corp.                                                                570,208           2,491,809
     *   I-many, Inc.                                                                       397,000             627,260
         Imation Corp.                                                                      696,200          26,288,512
     *   InFocus Corp.                                                                    1,322,488           5,501,550
         Inforte Corp.                                                                      365,374           1,253,233
     *   Innovex, Inc.                                                                      326,137           1,102,343
     *   InsWeb Corp.                                                                        23,166              64,865
     *   Integrated Device Technology, Inc.                                                 147,470           1,803,558
     *   Integrated Silicon Solution, Inc.                                                  586,009           3,838,359
     *   Intelligent Systems Corp.                                                           52,375             108,940
     *   Intelligroup, Inc.                                                                  70,900              83,662
     *   Interland, Inc.                                                                    503,239             956,154
     *   Internet Commerce Corp.                                                             50,000              81,000
     *   Interwoven, Inc.                                                                   396,724           3,157,923
     *   IntriCon Corp.                                                                      76,500             145,350
   * #   Intrusion, Inc.                                                                     23,600              66,552
     *   Iomega Corp.                                                                     1,624,700           5,020,323
   * #   IPIX Corp.                                                                           7,500              20,025
     *   iVillage, Inc.                                                                      36,000             217,080
     *   Jaco Electronics, Inc.                                                             105,869             332,429
     *   JDA Software Group, Inc.                                                           876,171          11,320,129
     *   Keane, Inc.                                                                        158,500           2,127,070
     *   Kemet Corp.                                                                      2,936,384          20,554,688
     *   Key Tronic Corp.                                                                   151,900             558,992
     *   Keynote Systems, Inc.                                                              288,000           3,340,800
     *   Lantronix, Inc.                                                                    139,900             191,663
     *   Lattice Semiconductor Corp.                                                      1,051,023           4,435,317
     *   LeCroy Corp.                                                                        16,000             263,360
   * #   Level 8 Systems, Inc.                                                                5,966                 346

         Liberate Technologies, Inc.                                                        662,100             205,251
     *   Lightbridge, Inc.                                                                  482,181           3,028,097
   * #   LightPath Technologies, Inc.                                                        31,300              81,380
     *   Logic Devices, Inc.                                                                 92,700             124,218
     *   LogicVision, Inc.                                                                  157,400             283,320
     *   LTX Corp.                                                                            1,700               8,143
     *   Management Network Group, Inc.                                                     216,686             509,212
     *   Manchester Technologies, Inc.                                                      177,600           1,113,552
     *   Manugistic Group, Inc.                                                             646,622           1,163,920
         Maximus, Inc.                                                                       54,000           1,851,660
     *   Maxtor Corp.                                                                       285,700           1,568,493
     *   McDATA Corp.                                                                       216,923             826,477
     *   MDI, Inc.                                                                          187,300              95,523
     *   MedQuist, Inc.                                                                     471,073           6,128,660
     *   Merix Corp.                                                                        329,356           2,387,831
     *   MetaSolv, Inc.                                                                     586,637           1,214,339
         Methode Electronics, Inc.                                                              100               1,194
     *   Micro Linear Corp.                                                                 189,300           1,107,405
     *   Microtune, Inc.                                                                    145,600             643,552
     *   MKS Instruments, Inc.                                                              612,098          10,222,037
     *   MPS Group, Inc.                                                                  3,484,300          32,682,734
     *   MRV Communications, Inc.                                                           703,900           1,302,215
   * #   MSC.Software Corp.                                                                 949,639           9,767,037
   * #   MTI Technology Corp.                                                                   300                 492
     *   MTM Technologies, Inc.                                                               6,200              24,614
   * #   Nanometrics, Inc.                                                                  419,649           4,733,641
     *   Neoforma, Inc.                                                                     304,884           2,088,455
   * #   NeoMagic Corp.                                                                     335,100             123,987
     *   Net2Phone, Inc.                                                                    789,432           1,263,091
     *   NetIQ Corp.                                                                      1,818,553          20,076,825
     *   NetManage, Inc.                                                                     83,916             532,867
     *   NetRatings, Inc.                                                                   444,865           6,059,061
     *   Netscout System, Inc.                                                              132,766             817,839
     *   Network Engines, Inc.                                                               18,400              31,280
     *   Network Equipment Technologies, Inc.                                               738,784           4,129,803
     *   Newport Corp.                                                                    1,230,197          17,284,268
     *   NMS Communications Corp.                                                           193,500             628,875
     *   Nu Horizons Electronics Corp.                                                      550,317           3,235,864
     *   NumereX Corp. Class A                                                               77,800             374,218
     *   NYFIX, Inc.                                                                        489,727           2,473,121
     *   O.I. Corp.                                                                          51,900             616,313
     *   Omtool, Ltd.                                                                        52,514             307,207
     *   Opent Technologies, Inc.                                                            46,386             375,263
     *   Oplink Communications, Inc.                                                        158,500             236,165
     *   OPTi, Inc.                                                                         168,800             283,584
     *   Optical Cable Corp.                                                                 30,393             135,553
     *   Optical Communication Products, Inc.                                                 8,172              14,628
     *   OSI Systems, Inc.                                                                  551,557           8,218,199
     *   Overland Storage, Inc.                                                              65,524             634,928
     *   OYO Geospace Corp.                                                                 147,500           2,413,395
     *   PalmSource, Inc.                                                                   146,730           1,471,702
     *   Paradyne Networks Corp.                                                             11,000              21,670
         Park Electrochemical Corp.                                                         222,250           5,156,200
     *   Parlex Corp.                                                                       165,300             975,270
     *   Paxar Corp.                                                                        151,600           2,671,192

     *   PC Connection, Inc.                                                                553,286           2,827,291
     *   PC-Tel, Inc.                                                                       594,790           4,347,915
     *   Peerless Systems Corp.                                                             120,900             437,658
     *   Pegasus Solutions, Inc.                                                            723,341           7,783,149
     *   Pegasystems, Inc.                                                                   72,001             429,846
     *   Pemstar, Inc.                                                                      690,271             814,520
     *   Perceptron, Inc.                                                                   257,037           1,678,452
     *   Performance Technologies, Inc.                                                      10,184              68,538
     *   Pericom Semiconductor Corp.                                                        588,662           4,715,183
     *   Pervasive Software, Inc.                                                            77,792             360,177
     *   Phoenix Technologies, Ltd.                                                         133,269           1,082,144
     *   Photronics, Inc.                                                                   540,704          12,452,413
     *   Pinnacle Systems, Inc.                                                              46,737             276,216
     *   Planar Systems, Inc.                                                               201,179           1,617,479
     *   PLATO Learning, Inc.                                                               232,506           1,776,346
     *   Plexus Corp.                                                                       597,091           8,210,001
     *   PowerCerv Corp.                                                                     20,666              11,573
     *   Powerwave Technologies, Inc.                                                     1,030,883           9,411,962
         Printronix, Inc.                                                                    90,000           1,429,200
     *   Procom Technology, Inc.                                                              5,400               8,640
     *   Quantum Corp.                                                                      956,600           2,487,160
     *   QuickLogic Corp.                                                                   428,717           1,873,493
     *   Quovadx, Inc.                                                                      501,945           1,365,290
     *   RadiSys Corp.                                                                      140,691           2,274,973
     *   Raindance Communictions, Inc.                                                       67,025             137,401
     *   Register.com, Inc.                                                                  77,555             484,719
     *   Reliability, Inc.                                                                   41,800               8,360
     *   Relm Wireless Corp.                                                                 59,254             139,247
     *   REMEC, Inc.                                                                        341,773           2,136,084
         Richardson Electronics, Ltd.                                                        49,717             442,481
     *   Riverstone Networks, Inc.                                                            9,900               6,955
     *   Robotic Vision Systems, Inc.                                                        14,000                 448
     *   Rofin-Sinar Technologies, Inc.                                                      10,956             353,879
     *   Rudolph Technologies, Inc.                                                          50,929             734,396
     *   Safeguard Scientifics, Inc.                                                      1,008,300             998,217
     *   SafeNet, Inc.                                                                      580,612          18,242,829
     *   SatCon Technology Corp.                                                             97,500             133,575
     *   SBS Technologies, Inc.                                                             369,322           3,586,117
     *   ScanSoft, Inc.                                                                     359,963           1,461,450
     *   SCM Microsystems, Inc.                                                             353,070           1,048,618
     *   SEEC, Inc.                                                                           2,200                 440
     *   Segue Software, Inc.                                                                67,900             339,500
     *   Selectica, Inc.                                                                    930,002           2,948,106
     *   SEMX Corp.                                                                           8,700                 522
     *   Sigmatron International, Inc.                                                       16,800             178,920
   * #   Silicon Graphics, Inc.                                                           1,681,500           1,362,015
     *   Silicon Storage Technology, Inc.                                                    17,632              60,654
     *   SimpleTech, Inc.                                                                   520,716           1,822,506
     *   Sipex Corp.                                                                        502,253             828,717
     *   Skyworks Solutions, Inc.                                                           928,258           5,875,873
     *   Somera Communications, Inc.                                                         93,400             129,826
   * #   Sonic Foundry, Inc.                                                                 22,800              29,184
     *   SonicWALL, Inc.                                                                  1,411,933           8,725,746
     *   Spectrum Control, Inc.                                                             173,800           1,230,504
   * #   SR Telecom, Inc.                                                                    11,987               3,716

     *   Standard Microsystems Corp.                                                        244,943           3,982,773
     *   SteelCloud, Inc.                                                                     5,900              13,806
     *   Stellent, Inc.                                                                     734,372           5,559,196
   * #   Stratos International, Inc.                                                        274,103           1,181,384
     *   SumTotal Systems, Inc.                                                              16,297              68,284
         Sunrise Telecom, Inc.                                                              191,400             306,240
     *   Suntron Corp.                                                                       92,475             121,142
     *   Sycamore Networks, Inc.                                                          1,818,151           6,145,350
     *   Sykes Enterprises, Inc.                                                            901,750           7,466,490
     *   Taitron Components, Inc.                                                             6,500              11,375
     *   Technical Communications Corp.                                                       6,300              19,215
         Technitrol, Inc.                                                                   584,322           7,672,148
     *   Technology Solutions Corp.                                                          44,500              23,140
     *   TechTeam Global, Inc.                                                              232,800           3,259,200
     *   Tegal Corp.                                                                         66,300              70,278
     *   Telular Corp.                                                                        1,000               3,900
     *   Terayon Communication Systems, Inc.                                                120,600             382,302
     *   TheStreet.com, Inc.                                                                259,000             802,900
     *   Three-Five Systems, Inc.                                                           685,700             459,419
     *   Tier Technologies, Inc. Class B                                                    611,998           5,410,062
     *   TII Network Technologies, Inc.                                                      98,200             143,372
     *   Tollgrade Communications, Inc.                                                     229,725           1,741,316
     *   Transcat, Inc.                                                                      60,000             277,800
         Trans-Lux Corp.                                                                      2,746              18,261
     *   Transmeta Corp.                                                                      9,791               7,931
     *   Triquint Semiconductor, Inc.                                                     1,009,028           3,420,605
     *   Tumbleweed Communications Corp.                                                     37,100              81,620
     *   Tut Systems, Inc.                                                                   13,500              40,770
     *   Veeco Instruments, Inc.                                                             67,861           1,022,665
   * #   Verilink Corp.                                                                     119,978             190,765
     *   Verity, Inc.                                                                       606,099           5,170,024
     *   Verso Technologies, Inc.                                                           165,649              43,069
     *   Vicon Industries, Inc.                                                              71,500             210,925
     *   Viewpoint Corp.                                                                      1,400               2,030
     *   Vignette Corp.                                                                     927,600           1,076,016
     *   Visual Networks, Inc.                                                               26,900              34,701
   * #   Vitech America, Inc.                                                                   700                   0
     *   Vitesse Semiconductor, Inc.                                                          5,400              13,500
     *   Vyyo, Inc.                                                                          81,414             503,139
     *   WatchGuard Technologies, Inc.                                                    1,086,802           3,945,091
     *   Webb Interactive Services, Inc.                                                      1,300                 143
     *   webMethods, Inc.                                                                     1,100               5,533
     *   White Electronics Designs Corp.                                                    196,498             980,525
         Wireless Telecom Group, Inc.                                                        35,600              90,068
         Woodhead Industries, Inc.                                                           90,612           1,162,552
     *   Zhone Technologies, Inc.                                                            89,314             242,041
     *   Zomax, Inc.                                                                      1,040,946           2,862,602
     *   Zones, Inc.                                                                        172,800             639,360
     *   Zoran Corp.                                                                        802,916           9,907,983
     *   Zygo Corp.                                                                         484,226           4,687,308
                                                                                                       ----------------
Total Information Technology
(Cost $843,140,581)                                                                                         785,941,564
                                                                                                       ----------------

Materials -- (9.4%)
     *   AK Steel Holding Corp.                                                           1,694,116          12,959,987
     *   Aleris International, Inc.                                                         570,339          13,585,475
     *   American Pacific Corp.                                                             104,300             844,830
         Arch Chemicals, Inc.                                                               366,287           8,633,385
         Atlantis Plastics, Inc.                                                             47,200             293,112
     *   Badger Paper Mills, Inc.                                                            10,400              34,736
         Bairnco Corp.                                                                      114,700           1,281,199
     *   Brush Engineered Materials, Inc.                                                   325,700           4,618,426
     *   Buckeye Technologies, Inc.                                                       1,277,677          10,566,389
         Calgon Carbon Corp.                                                              1,065,500           9,493,605
         Cambrex Corp.                                                                      709,583          12,843,452
     *   Caraustar Industries, Inc.                                                         885,399           9,296,690
         Carpenter Technology Corp.                                                         716,562          38,694,348
     *   Castle (A.M.) & Co.                                                                217,730           3,046,043
         Chesapeake Corp.                                                                   666,306          13,905,806
     *   Coeur d'Alene Mines Corp.                                                          207,124             689,723
         Commercial Metals Co.                                                            1,177,532          30,804,237
     *   Continental Materials Corp.                                                          4,600             143,474
   * #   Core Molding Technologies, Inc.                                                        500               4,700
         CPAC, Inc.                                                                          82,200             410,178
     *   Detrex Corp.                                                                        12,800              59,840
     *   Devcon International Corp.                                                          52,300             614,525
     *   Eden Bioscience Corp.                                                               36,120              21,672
     *   Environmental Technologies Corp.                                                    35,800                  16
         Friedman Industries, Inc.                                                               40                 308
         Fuller (H.B.) Co.                                                                  517,300          16,760,520
         Gibraltar Industries, Inc.                                                         385,124           7,533,025
         Glatfelter (P.H.) Co.                                                            1,494,800          16,741,760
     *   Graphic Packaging Corp.                                                            421,900           1,582,125
         Great Lakes Chemical Corp.                                                           4,300             145,770
     *   ICO, Inc.                                                                          264,200             618,228
     *   Impreso, Inc.                                                                        6,500               6,955
     *   Kaiser Aluminum Corp.                                                                  665                  47
     *   Keystone Consolidated Industries, Inc.                                              18,342               3,118
     *   Lesco, Inc.                                                                        216,600           2,924,100
         Longview Fibre Co.                                                               1,691,340          33,776,060
     *   Material Sciences Corp.                                                            407,767           4,974,757
     *   Maxxam, Inc.                                                                       105,500           2,452,875
     *   Metals USA, Inc.                                                                   349,405           7,396,904
         Minerals Technologies, Inc.                                                        246,000          16,555,800
     *   Mod-Pac Corp. Class B                                                                1,278              18,914
         Myers Industries, Inc.                                                             809,071           9,021,142
     *   NewMarket Corp.                                                                    470,102           6,388,686
         Niagara Corp.                                                                      132,200           1,130,310
         NN, Inc.                                                                            34,774             441,282
     *   Northwest Pipe Co.                                                                  91,800           2,034,288
   * #   Olympic Steel, Inc.                                                                304,300           4,777,510
     *   OM Group, Inc.                                                                     719,400          18,128,880
     *   OMNOVA Solutions, Inc.                                                             167,979             681,995
     *   Oregon Steel Mills, Inc.                                                            58,700           1,036,642
         Penford Corp.                                                                       79,800           1,236,102
     *   PolyOne Corp.                                                                      456,506           3,067,720
         Pope & Talbot, Inc.                                                                446,500           4,924,895
         Potlatch Corp.                                                                     403,200          20,841,408
         Quaker Chemical Corp.                                                              188,550           3,337,335
         Quanex Corp.                                                                       543,803          28,217,938

         Reliance Steel & Aluminum Co.                                                      903,098          34,760,242
         Roanoke Electric Steel Corp.                                                       140,900           2,825,045
         Rock of Ages Corp.                                                                  87,600             531,732
         Rock-Tenn Co. Class A                                                            1,161,623          13,370,281
     *   RTI International Metals, Inc.                                                     693,750          19,001,813
     #   Ryerson Tull, Inc.                                                                 825,539          12,564,704
         Schnitzer Steel Industries, Inc. Class A                                           133,822           3,093,965
         Schulman (A.), Inc.                                                                981,082          16,050,502
         Schweitzer-Maudoit International, Inc.                                             250,100           7,495,497
         Sensient Technologies Corp.                                                        355,700           7,238,495
     *   Southwall Technologies, Inc.                                                       131,500             176,210
         Spartech Corp.                                                                     551,500          11,156,845
         Steel Dynamics, Inc.                                                               503,988          13,552,237
         Steel Technologies, Inc.                                                           426,113           8,522,260
         Stepan Co.                                                                         129,000           2,736,090
     *   Stillwater Mining Co.                                                            1,151,780           7,774,515
         Summa Industries, Inc.                                                              41,800             321,860
     *   Synalloy Corp.                                                                      88,350           1,020,443
     *   Terra Industries, Inc.                                                           2,308,500          14,658,975
         Texas Industries, Inc.                                                             727,557          33,482,173
     *   U.S. Concrete, Inc.                                                                625,733           3,829,486
     *   Universal Stainless & Alloy Products, Inc.                                         118,900           1,492,195
         Valhi, Inc.                                                                        138,552           2,568,754
         Vulcan International Corp.                                                          11,200             549,920
         Wausau-Mosinee Paper Corp.                                                       1,254,999          15,687,488
     *   Webco Industries, Inc.                                                              93,900             539,925
         Wellman, Inc.                                                                      864,400           9,715,856
     *   WHX Corp.                                                                            1,413                  49
     *   Williams Industries, Inc.                                                            3,400              11,852
   * #   Zoltek Companies, Inc.                                                             201,080           2,002,757
                                                                                                       ----------------
Total Materials
(Cost $518,160,422)                                                                                         636,335,413
                                                                                                       ----------------

Energy -- (8.1%)
         Adams Resources & Energy, Inc.                                                       6,700             112,895
     *   Bolt Technology Corp.                                                               13,700              80,145
   * #   BPZ Energy, Inc.                                                                     4,188              19,265
     *   Callon Petroleum Co.                                                               592,400           8,382,460
         Castle Energy Corp.                                                                201,400           2,618,200
     *   Giant Industries, Inc.                                                             414,500          11,941,745
     *   Gulfmark Offshore, Inc.                                                            453,461          11,363,733
     *   Hanover Compressor Co.                                                           2,951,815          30,787,430
   * #   Horizon Offshore, Inc.                                                             667,752             210,342
     *   Houston Exploration Co.                                                            686,942          35,013,434
     *   Input/Output, Inc.                                                                 770,600           4,569,658
     *   Key Energy Group, Inc.                                                               2,200              24,178
         Lufkin Industries, Inc.                                                            206,400           5,950,512
     *   Magnum Hunter Resources, Inc.                                                    2,790,568          43,142,181
         Maritrans, Inc.                                                                    108,500           2,592,065
   * #   Matrix Service Co.                                                                 215,730             890,965
     *   Meridian Resource Corp.                                                            489,100           2,215,623
     *   Mission Resources Corp.                                                            521,424           3,686,468
     *   Mitcham Industries, Inc.                                                           134,928             947,195
     *   NATCO Group, Inc. Class A                                                          141,900           1,526,844
     *   Newpark Resources, Inc.                                                            925,900           5,647,990

     *   Offshore Logistics, Inc.                                                           774,700          24,263,604
     *   Oil States International, Inc.                                                     121,483           2,813,546
         Overseas Shipholding Group, Inc.                                                   452,875          27,670,662
     *   Parker Drilling Co.                                                              2,438,599          13,900,014
         Resource America, Inc.                                                             316,976          10,770,844
     *   Seabulk International, Inc.                                                        556,300          10,909,043
     *   SEACOR Holdings, Inc.                                                              623,566          36,204,242
     *   Spinnaker Exploration Co.                                                        1,129,266          34,634,588
     *   Stone Energy Corp.                                                                 615,511          26,485,438
     *   Swift Energy Corp.                                                                 925,005          31,588,921
     *   T-3 Energy Services, Inc.                                                              880               6,248
     *   Tel Offshore Trust                                                                  40,574             294,973
         Tesoro Petroleum Corp.                                                           1,157,200          50,453,920
     *   Tipperary Corp.                                                                    126,900             592,623
   * #   Torch Offshore, Inc.                                                               215,000              26,337
     *   TransMontaigne, Inc.                                                               998,924           8,271,091
   * #   U.S. Energy Corp. Wyoming                                                           25,700             103,314
     *   Universal Compression Holdings, Inc.                                             1,045,984          35,772,653
         USEC, Inc.                                                                       2,797,802          38,189,997
     *   Veritas DGC, Inc.                                                                  943,700          25,479,900
     *   Whiting Petroleum Corp.                                                              9,400             325,052
                                                                                                       ----------------
Total Energy
(Cost $328,604,264)                                                                                         550,480,338
                                                                                                       ----------------

Health Care -- (4.8%)
     *   Accelrys, Inc.                                                                     832,759           4,396,968
     *   Air Methods Corp.                                                                  259,451           1,759,078
     *   Albany Molecular Research, Inc.                                                    300,572           3,579,813
     *   Allied Healthcare International, Inc.                                              228,160           1,578,867
     *   Allied Healthcare Products, Inc.                                                   124,200             642,114
     *   Allscripts Healthcare Solutions, Inc.                                                   31                 507
     *   Almost Family, Inc.                                                                  8,250              98,010
         Alpharma, Inc. Class A                                                           1,388,800          17,873,856
         American Shared Hospital Services                                                   30,900             185,400
         Analogic Corp.                                                                     152,388           6,474,966
     *   Angeion Corp.                                                                          315                 753
     *   Aradigm Corp.                                                                        3,301               3,565
     *   Arena Pharmaceuticals, Inc.                                                        871,172           5,967,528
     *   Argonaut Technologies, Inc.                                                          6,299               5,921
     *   Arqule, Inc.                                                                       691,485           4,529,227
         Atrion Corp.                                                                        36,100           2,359,135
     *   ATS Medical, Inc.                                                                   56,219             182,712
     *   Avigen, Inc.                                                                       666,089           1,991,606
     *   Beverly Enterprises, Inc.                                                        1,276,800          15,794,016
     *   Bioanalytical Systems, Inc.                                                         17,100             108,585
     *   BioScrip, Inc.                                                                     608,462           3,182,256
     *   Biosource International, Inc.                                                      118,800           1,207,008
     *   Bruker BioSciences Corp.                                                           182,593             766,891
     *   Caliper Life Sciences, Inc.                                                        865,775           5,333,174
     *   Capital Senior Living Corp.                                                        793,099           4,806,180
     *   Caprius, Inc.                                                                           72                 216
     *   Cardiac Sciences, Inc.                                                             107,444             105,295
   * #   Cardiotech International, Inc.                                                      41,591              77,775
     *   CareCentric, Inc.                                                                   29,400              44,100
   * #   Cell Genesys, Inc.                                                                  83,150             483,102

     *   Coast Dental Services, Inc.                                                         48,533             174,719
     *   Compex Technologies, Inc.                                                          216,826             815,266
     *   Conmed Corp.                                                                       442,611          13,871,429
     *   Corautus Genetics, Inc.                                                                642               2,536
     *   Corixa Corp.                                                                       121,800             517,650
     *   Criticare Systems, Inc.                                                             91,000             422,240
     *   Cross Country Healthcare, Inc.                                                     576,922           9,778,828
   * #   CryoLife, Inc.                                                                         400               2,900
   * #   CuraGen Corp.                                                                    1,276,636           5,464,002
   * #   Curative Health Services, Inc.                                                     462,318           1,188,157
     *   Curis, Inc.                                                                             20                  79
   * #   CytRx Corp.                                                                          2,800               2,380
         D&K Healthcare Resources, Inc.                                                     451,249           3,682,192
         Datascope Corp.                                                                        200               6,088
     *   Del Global Technologies Corp.                                                       69,517             195,690
     *   Dendreon Corp.                                                                       4,200              22,218
   * #   Digital Angel Corp.                                                                350,050           1,372,196
     *   Discovery Partners International, Inc.                                             624,909           1,843,482
     *   Dyax Corp.                                                                         216,796           1,008,101
     *   Emisphere Technologies, Inc.                                                       145,427             564,257
     *   Encore Medical Corp.                                                               103,490             525,729
     *   Endologix, Inc.                                                                    108,700             472,845
     *   First Horizon Pharmaceutical Corp.                                                  64,231           1,207,543
     *   Fischer Imaging Corp.                                                               39,500             109,810
     *   Five Star Quality Care, Inc.                                                       245,775           1,676,186
     *   Genaissance Pharmaceuticals, Inc.                                                  101,700              92,547
     *   Gene Logic, Inc.                                                                 1,051,748           3,544,391
     *   Genesis HealthCare Corp.                                                           265,263          11,536,288
     *   GTC Biotherapeutics, Inc.                                                          379,069             507,952
     *   Guilford Pharmaceuticals, Inc.                                                     315,391             794,785
     *   Hanger Orthopedic Group, Inc.                                                      730,600           3,726,060
     *   Harvard Bioscience, Inc.                                                           412,729           1,328,987
     *   HealthTronics Surgical Services, Inc.                                               21,675             275,056
     *   HMS Holdings Corp.                                                                 343,637           2,130,549
         Hooper Holmes, Inc.                                                              1,867,000           7,468,000
     *   ImmunoGen, Inc.                                                                    303,998           1,811,828
     *   Incyte Corp.                                                                       737,121           5,624,233
     *   Innovative Clinical Solutions, Ltd.                                                  4,226                  17
   * #   Insmed, Inc.                                                                        36,825              46,768
     *   IntegraMed America, Inc.                                                            56,400             589,380
     *   Iridex Corp.                                                                        89,000             534,000
     *   Kendle International, Inc.                                                         400,960           4,623,069
         Kewaunee Scientific Corp.                                                           31,100             248,489
     *   Kindred Healthcare, Inc.                                                         1,144,681          44,161,793
   * #   Lipid Sciences, Inc.                                                                86,802             458,315
     *   Maxim Pharmaceuticals, Inc.                                                        180,666             274,612
     *   Maxygen, Inc.                                                                      192,595           1,508,019
     *   MedCath Corp.                                                                      282,332           7,315,222
     *   Medical Staffing Network Holdings, Inc.                                            362,000           1,965,660
     *   Microtek Medical Holdings, Inc.                                                    710,234           2,500,024
     *   Molecular Devices Corp.                                                             83,159           1,606,632
   * #   Nanogen, Inc.                                                                      209,580             855,086
         National Home Health Care Corp.                                                     53,533             710,383
         National Research Corp.                                                             60,153             855,977
     *   Natus Medical, Inc.                                                                 70,200             709,020

         NDCHealth Corp.                                                                     40,400             677,104
     *   Neose Technologies, Inc.                                                            15,721              41,346
     *   Neurogen Corp.                                                                     131,407             888,311
     *   New Brunswick Scientific Co., Inc.                                                 103,193             552,083
     *   NMT Medical, Inc.                                                                  123,900           1,084,125
     *   North American Scientific, Inc.                                                    137,561             412,683
         NWH, Inc.                                                                           56,100             841,500
   * #   OCA, Inc.                                                                        1,663,800           6,821,580
     *   Orthologic Corp.                                                                   337,942           1,372,045
     *   Oscient Pharmaceutical Corp.                                                        38,618              63,720
     *   Osteotech, Inc.                                                                    172,112             497,404
     *   Parexel International Corp.                                                          1,726              31,500
     *   Pediatric Services of America, Inc.                                                236,000           3,112,840
     *   Per-Se Technologies, Inc.                                                          234,979           4,457,552
     *   Pharmacopia Drug Discovery, Inc.                                                   150,545             728,638
     *   PRAECIS Pharmaceuticals, Inc.                                                      899,847             593,899
     *   Pure World, Inc.                                                                   100,500             198,990
     *   Quidel Corp.                                                                        50,950             223,161
     *   Radiologix, Inc.                                                                   255,792           1,005,263
     *   Res-Care, Inc.                                                                     528,510           7,045,038
     *   Rochester Medical Corp.                                                             19,950             206,682
   * #   Rural/Metro Corp.                                                                  134,500           1,009,961
     *   Sangamo BioSciences, Inc.                                                            8,400              31,500
     *   Sequenom, Inc.                                                                     668,851             635,408
     *   Sonic Innovations, Inc.                                                            147,939             643,535
         Span-American Medical System, Inc.                                                  24,000             247,200
     *   SRI/Surgical Express, Inc.                                                          86,600             392,731
     *   Strategic Diagnostics, Inc.                                                          4,550              12,786
     *   Suncoast Naturals, Inc.                                                                624                  71
     *   SunLink Health Systems, Inc.                                                        65,400             529,086
   * #   Sunrise Senior Living, Inc.                                                        670,200          34,950,930
     *   Synovis Life Technologies, Inc.                                                     94,696             724,424
     *   Theragenics Corp.                                                                1,001,400           3,434,802
     *   Third Wave Technologies, Inc.                                                       18,876              70,974
     *   Titan Pharmaceuticals, Inc.                                                        304,298             654,241
     *   Transgenomic, Inc.                                                                  20,818              14,156
   * #   Trestle Holdings, Inc.                                                               5,240               8,384
     *   Tripos, Inc.                                                                         7,200              25,920
   * #   U.S. Diagnostic, Inc.                                                               20,800                   0
     *   United American Healthcare Corp.                                                    17,950              38,593
     *   Urologix, Inc.                                                                      45,500             198,835
     *   V.I. Technologies, Inc.                                                                 18                  53
     *   Vical, Inc.                                                                        479,118           1,820,648
     *   Virologic, Inc.                                                                    784,915           2,142,818
     *   Wilson Greatbatch Technologies, Inc.                                               258,900           6,223,956
     *   Zoll Medical Corp.                                                                  37,797             897,301
     *   ZymeTx, Inc.                                                                         1,100                  61
                                                                                                       ----------------
Total Health Care
(Cost $275,812,488)                                                                                         321,832,127
                                                                                                       ----------------

Consumer Staples -- (4.6%)
         Alliance One International, Inc.                                                 2,803,307          17,969,198
     #   American Italian Pasta Co.                                                         408,700           9,404,187
     #   Cal-Maine Foods, Inc.                                                              113,658             737,640
     *   Carrington Laboratories, Inc.                                                      121,900             453,468

         Casey's General Stores, Inc.                                                       603,352          10,884,470
     *   Central Garden & Pet Co.                                                           385,385          17,091,825
         Chiquita Brands International, Inc.                                                885,273          25,743,739
         Corn Products International, Inc.                                                  625,500          13,817,295
     *   Cruzan International, Inc.                                                          73,100           1,019,745
     *   Foodarama Supermarkets, Inc.                                                        12,900             399,900
     *   Fresh Brands, Inc.                                                                   2,900              19,546
         Golden Enterprises, Inc.                                                            17,200              63,640
   * #   Great Atlantic & Pacific Tea Co., Inc.                                           1,028,200          25,633,026
     *   Griffin Land & Nurseries, Inc. Class A                                              25,000             600,000
     *   Hain Celestial Group, Inc.                                                         730,169          13,143,042
         Imperial Sugar Co. (NEW)                                                           243,452           3,749,161
         Ingles Market, Inc. Class A                                                        371,422           4,694,774
     *   Katy Industries, Inc.                                                              133,000             464,170
         Longs Drug Stores Corp.                                                          1,268,200          52,046,928
     *   M&F Worldwide Corp.                                                                582,676           7,452,426
         Marsh Supermarkets, Inc. Class A                                                    36,900             415,125
         Marsh Supermarkets, Inc. Class B                                                    59,400             751,410
         MGP Ingredients, Inc.                                                              221,989           1,855,828
     *   Monterey Pasta Co.                                                                 472,200           1,426,044
     #   Nash Finch Co.                                                                     374,343          13,319,124
     *   Natrol, Inc.                                                                       122,500             343,000
     *   Natural Alternatives International, Inc.                                            81,500             616,140
         Northland Cranberries, Inc.                                                            500                 170
         Oil-Dri Corp. of America                                                            47,700             815,670
     *   Omega Protein Corp.                                                                646,100           4,587,310
     *   Pathmark Stores, Inc.                                                              954,190           8,540,000
     *   Performance Food Group Co.                                                         259,321           7,017,226
     *   PriceSmart, Inc.                                                                   319,192           2,234,344
         Pyramid Breweries, Inc.                                                            110,100             208,001
   * #   Redhook Ale Brewery, Inc.                                                          126,500             385,825
         Ruddick Corp.                                                                       12,491             300,159
     *   San Filippo (John B.) & Son, Inc.                                                  115,305           2,438,701
     *   Scheid Vineyards, Inc.                                                              34,100             197,780
         Scope Industries                                                                     8,100             566,190
         Seaboard Corp.                                                                      23,576          31,709,720
     *   Seneca Foods Corp. Class B                                                          10,500             173,512
     *   Smart & Final Food, Inc.                                                           204,800           2,222,080
     *   Spartan Stores, Inc.                                                               113,219           1,460,525
         Stephan Co.                                                                         51,500             229,175
         Tasty Baking Co.                                                                   241,200           1,929,600
         Universal Corp.                                                                    449,928          19,976,803
     *   Weider Nutrition International, Inc.                                               166,500             679,320
         Weis Markets, Inc.                                                                  26,400             969,936
     *   Wild Oats Markets, Inc.                                                              8,164              91,763
   * #   Winn-Dixie Stores, Inc.                                                          1,578,500           1,657,425
                                                                                                       ----------------
Total Consumer Staples
(Cost $216,413,498)                                                                                         312,506,086
                                                                                                       ----------------

Telecommunication Services -- (0.9%)
         Alaska Communications Systems Group, Inc.                                          251,100           2,377,917
     *   Boston Communications Group, Inc.                                                  309,111             429,664
     *   Cincinnati Bell, Inc.                                                              123,800             489,010
   * #   Cogent Communications Group, Inc.                                                      257               5,914
         CT Communications, Inc.                                                            383,330           4,638,293

         D&E Communications, Inc.                                                           232,042           1,877,220
     *   GoAmerica, Inc.                                                                        559               3,891
         Hector Communications Corp.                                                         10,600             243,800
     *   IDT Corp.                                                                          695,022           9,375,847
     *   IDT Corp. Class B                                                                1,460,200          20,004,740
     *   LCC International, Inc. Class A                                                    335,372           1,197,278
     *   Metro One Telecommunications, Inc.                                                 436,119             409,952
     *   Price Communications Corp.                                                         876,426          15,065,763
         SureWest Communications                                                            105,299           2,506,116
     *   TALK America Holdings, Inc.                                                        285,777           2,540,558
     *   Teleglobe International Holdings, Ltd.                                             123,955             295,013
     *   Time Warner Telecom, Inc.                                                          498,936           2,544,574
     *   Xeta Corp.                                                                          30,500              97,600
                                                                                                       ----------------
Total Telecommunication Services
(Cost $69,878,679)                                                                                           64,103,150
                                                                                                       ----------------

Utilities -- (0.4%)
         Black Hills Corp.                                                                        3                 110
     *   CMS Energy Corp.                                                                    96,269           1,273,639
         Delta Natural Gas Co., Inc.                                                         27,300             702,156
     *   Dynegy, Inc.                                                                       119,900             557,535
         Empire District Electric Co.                                                        12,400             284,952
         Florida Public Utilities Co.                                                         1,800              31,860
         Maine & Maritimes Corp.                                                                400              10,700
         South Jersey Industries, Inc.                                                      441,391          25,026,870
         Southwest Gas Corp.                                                                  1,700              42,466
                                                                                                       ----------------
Total Utilities
(Cost $17,089,320)                                                                                           27,930,288
                                                                                                       ----------------

Other -- (0.0%)
     *   Big 4 Ranch, Inc.                                                                   73,300                   0
     *   Bush Industries, Inc. Escrow                                                         1,800                  42
     *   Career Blazers, Inc. Trust Units                                                     9,540                   0
     *   Celebrity, Inc. Escrow Shares                                                       26,325                   0
     *   Denali, Inc.                                                                        69,500                   0
     *   ePresence, Inc. Escrow Shares                                                      312,600              40,638
     *   Hoenig Group Escrow Shares                                                         104,700                   0
   * #   Imperial Sugar Co.                                                                 282,800                   0
     *   Medical Resources, Inc.                                                              1,619                   0
     *   Noel Group, Inc.                                                                    95,400               1,431
     *   Petrocorp, Inc. Escrow Shares                                                      102,600               6,156
     *   StorageNetworks, Inc. Escrow Shares                                                362,800               9,832
     *   Suburban Lodges of America, Inc. Escrow Shares                                     241,100                   0
   * #   Trenwick Group, Ltd.                                                               199,776                 999
   * #   Trump Entertainment Resorts, Inc.                                                      265               3,453
     *   Wireless WebConnect!, Inc.                                                           1,400                  15
                                                                                                       ----------------
Total Other
(Cost $4,824,168)                                                                                                62,566
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $5,394,851,395)                                                                                     6,448,131,477
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     *   American Banknote Corp. Warrants Series 1 10/01/07                                     257                   0
     *   American Banknote Corp. Warrants Series 2 10/01/07                                     257                   0
   * #   Angeion Corp. Warrants 10/31/20                                                        315                   0
     *   Chart Industries, Inc. Warrants 09/15/10                                                 3                  76
     *   Chiquita Brands International, Inc. Warrants 03/19/09                              142,110           1,550,420
     *   CSF Holding, Inc. Litigation Rights                                                 40,500                   0
     *   Del Global Technologies Corp. Warrants 03/28/08                                     19,927              29,891
   * #   Foster Wheelers, Ltd. Warrants 09/24/07                                            927,100                   0
     *   Imperial Credit Industries, Inc. Warrants 01/31/08                                   4,082                   1
     *   Imperial Sugar Co. Warrants 08/29/08                                                 9,694               6,786
     *   Milltope Group, Inc. Contigent Value Rights                                         53,600                   0
         PMR Corp. Contingent Value Rights                                                  105,000                   0
     *   Timco Aviation Services, Inc. Warrants 02/27/07                                     25,879                   3
     *   Trico Marine Services, Inc. Warrants 03/15/08 Series B                               9,256              14,717
     *   Trico Marine Services, Inc. Warrants 03/15/10 Series A                               9,256              37,024
   * #   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                 29,394                   0
     *   Virologic, Inc. Contingent Value Rights                                            784,916             137,360
                                                                                                       ----------------
Total Other
(Cost $9,788,772)                                                                                             1,776,278
                                                                                                       ----------------

Consumer Discretionary -- (0.0%)
     *   Lodgian, Inc. Class A Warrants 11/25/07                                              3,433                 120
     *   Lodgian, Inc. Class B Warrants 11/25/09                                             10,609                 212
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $0)                                                                                                           332
                                                                                                       ----------------

Consumer Staples -- (0.0%)
     *   Cruzan International, Inc. Rights 06/21/05                                          14,620                   0
                                                                                                       ----------------
(Cost $0)
TOTAL RIGHTS/WARRANTS
(Cost $9,788,772)                                                                                             1,776,610
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
     *   Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                        $             40                   0
     *   Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                       6                   0
                                                                                                       ----------------
Total Other
(Cost $0)                                                                                                             0
                                                                                                       ----------------
TOTAL BONDS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TEMPORARY CASH INVESTMENTS -- (4.9%)
     ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $545,515,000 U.S. STRIPS 6.125%, 11/15/27, valued at
         $196,008,995) to be repurchased at $192,180,081 (Cost $192,164,494)                192,164         192,164,494
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $142,182,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $142,359,728) to be repurchased at $140,266,259 (Cost $140,255,000)                140,255         140,255,000
                                                                                                       ----------------
                                                                                                            332,419,494
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $332,419,494)                                                                                         332,419,494
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $5,737,059,661)                                                                                  $  6,782,327,581
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (94.8%)
Information Technology -- (19.9%)
     *   24/7 Real Media, Inc.                                                                3,180    $          9,667
     *   3Com Corp.                                                                          14,400              52,704
   * #   8X8, Inc.                                                                           19,200              37,056
     *   Access Integrated Technologies, Inc.                                                 1,000               6,300
   * #   ACE*COMM Corp.                                                                       7,500              15,900
     *   Actel Corp.                                                                         66,135             978,137
     *   ActivCard Corp.                                                                    110,943             457,085
     *   Actuate Corp.                                                                      163,700             350,318
     *   Adaptec, Inc.                                                                      286,800           1,141,464
     *   ADDvantage Technologies Group, Inc.                                                  4,200              13,146
     *   ADE Corp.                                                                           13,300             298,319
     *   Adept Technology, Inc.                                                               1,400              11,270
         Adtran, Inc.                                                                        86,129           1,892,254
     *   Advanced Digital Information Corp.                                                 162,800           1,118,436
     *   Advanced Energy Industries, Inc.                                                    88,064             840,131
   * #   Advanced Photonix, Inc.                                                              9,000              19,800
     *   Advanced Power Technology, Inc.                                                     26,695             172,183
     *   Advent Software, Inc.                                                               87,885           1,762,973
     *   Aehr Test Systems                                                                    7,100              21,442
     *   Aeroflex, Inc.                                                                     194,750           1,558,000
     *   Aetrium, Inc.                                                                        9,300              23,994
     *   Agile Software Corp.                                                               137,671             887,978
         Agilysys, Inc.                                                                      83,888           1,290,197
     *   Airspan Networks, Inc.                                                             101,300             484,214
     *   Akamai Technologies, Inc.                                                           82,588           1,159,536
         Allen Organ Co. Class B                                                                800              44,540
     *   Alliance Semiconductor Corp.                                                        94,300             158,424
     *   Allied Motion Technologies, Inc.                                                     2,900              13,862
     *   Alpha Technologies Group, Inc.                                                       7,100                 320
     *   Altiris, Inc.                                                                       72,700           1,366,760
         American Software, Inc. Class A                                                     54,205             279,698
     *   American Technical Ceramics Corp.                                                    8,000              83,520
     *   Amistar Corp.                                                                        1,600               4,832
     *   Amkor Technology, Inc.                                                             446,050           1,583,478
     *   Ampex Corp. Class A                                                                  5,925             210,338
     *   Amtech Systems, Inc.                                                                 1,900              11,381
     *   Anadigics, Inc.                                                                     82,200             134,808
     *   Analex Corp.                                                                        37,500             122,625
     *   Analysts International Corp.                                                        62,486             205,579
     *   Analytical Surveys, Inc.                                                               730               1,175
     *   Anaren, Inc.                                                                        50,100             593,184
     *   Anixter International, Inc.                                                        101,100           3,822,591

     *   Ansoft Corp.                                                                        30,839             687,710
     *   AnswerThink, Inc.                                                                  116,025             459,459
     *   Ansys, Inc.                                                                         81,888           2,730,146
     *   Anteon International Corp.                                                          97,700           4,317,363
     *   APA Enterprises, Inc.                                                               11,800              18,644
     *   Apogee Technology, Inc.                                                              5,400               6,534
     *   Applied Films Corp.                                                                 37,961           1,021,151
     *   Applied Innovation, Inc.                                                            15,100              73,537
     *   Applied Micro Circuits Corp.                                                       358,000           1,027,460
     *   Applix, Inc.                                                                        26,500             127,730
     *   Apropos Technology, Inc.                                                            46,200             118,734
     *   aQuantive, Inc.                                                                    161,325           2,482,792
   * #   Ardent Communications, Inc.                                                         12,900                  13
     *   Ariba, Inc.                                                                        164,121           1,006,062
     *   Arris Group, Inc.                                                                  236,500           2,048,090
     *   Art Technology Group, Inc.                                                         121,085             130,772
   * #   Artisoft, Inc.                                                                       2,400               3,960
     *   ASA International, Ltd.                                                                640               2,016
     *   Ask Jeeves, Inc.                                                                   129,700           3,944,177
     *   Aspect Communications Corp.                                                        156,883           1,506,077
   * #   Aspen Technology, Inc.                                                              92,664             485,559
     *   Astea International, Inc.                                                            2,900              21,431
         Astro-Med, Inc.                                                                      9,830              86,013
     *   Asyst Technologies, Inc.                                                           104,400             439,524
     *   Atari, Inc.                                                                        315,361             778,942
     *   ATMI, Inc.                                                                          84,833           2,383,807
     *   August Technology Corp.                                                             44,500             505,965
     *   Authentidate Holding Corp.                                                          89,400             262,836
     *   autobytel.com, Inc.                                                                 91,700             445,662
   * #   Avanex Corp.                                                                       349,695             353,192
   * #   Avici Systems, Inc.                                                                 33,643             150,048
     *   Avocent Corp.                                                                       62,819           1,758,932
     *   Aware, Inc.                                                                         60,459             399,029
     *   Axcelis Technologies, Inc.                                                         269,900           1,794,835
     *   Axesstel, Inc.                                                                      50,200             187,246
   * #   AXS-One, Inc.                                                                       73,700             123,816
     *   AXT, Inc.                                                                           38,700              48,762
     *   Bankrate, Inc.                                                                       7,000             127,890
     *   BearingPoint, Inc.                                                                  12,500              81,875
         BEI Technologies, Inc.                                                              40,200           1,033,542
         Bel Fuse, Inc. Class A                                                               2,600              65,754
         Bel Fuse, Inc. Class B                                                               7,650             228,735
         Belden CDT, Inc.                                                                    83,439           1,678,793
     *   Bell Industries, Inc.                                                                8,900              19,669
     *   Bell Microproducts, Inc.                                                            74,731             612,794
     *   Benchmark Electronics, Inc.                                                        111,600           3,534,372
     *   BindView Development Corp.                                                         125,800             392,496
     *   Bitstream, Inc.                                                                      8,400              23,184
         Black Box Corp.                                                                     45,300           1,557,414
     *   Blonder Tongue Laboratories, Inc.                                                    9,800              28,420
     *   Blue Coat Systems, Inc.                                                             32,886             638,317
         Bogen Communications International, Inc.                                            12,500              59,688
   * #   Bookham, Inc.                                                                       28,147              78,812
     *   Borland Software Corp.                                                             209,200           1,338,880
     *   Bottomline Technologies, Inc.                                                       46,306             628,835

     *   Brightpoint, Inc.                                                                   52,600             988,880
   * #   BroadVision, Inc.                                                                   86,077             120,508
     *   Brocade Communications Systems, Inc.                                                90,424             353,558
     *   Brooks Automation, Inc.                                                            121,539           1,832,808
     *   Brooktrout, Inc.                                                                    34,407             343,038
     *   Cabot Microelectronics Corp.                                                        66,700           2,089,711
     *   CalAmp Corp.                                                                        57,928             382,325
     *   California Micro Devices Corp.                                                      57,600             276,480
     *   Callidus Software                                                                   32,000             110,400
     *   CAM Commerce Solutions, Inc.                                                         3,000              47,220
     *   Canterbury Consulting Group, Inc.                                                    1,571                 511
     *   Captaris, Inc.                                                                      78,928             285,719
     *   Captiva Software Corp.                                                               7,660             102,797
     *   Carreker Corp.                                                                      21,871             114,823
     *   Carrier Access Corp.                                                                88,789             427,963
     *   Catalyst Semiconductor, Inc.                                                        47,440             215,378
     *   Catapult Communications Corp.                                                       38,891             547,196
     *   CCC Information Services Group, Inc.                                                57,848           1,352,486
     *   C-COR, Inc.                                                                        123,600             850,368
     *   CDC Corp.                                                                            4,282              10,705
         Celeritek, Inc.                                                                     28,400              23,288
     *   CellStar Corp.                                                                      53,118              69,053
     *   Centillium Communications, Inc.                                                    100,889             220,947
     *   Centra Software, Inc.                                                               71,644             123,228
   * #   Cenuco, Inc.                                                                        32,600             107,906
     *   CEVA, Inc.                                                                          36,896             268,603
     *   Checkpoint Systems, Inc.                                                           103,600           1,825,432
     *   Cherokee International Corp.                                                        16,842              69,221
     *   Chordiant Software, Inc.                                                           173,200             296,172
   * #   Chyron Corp.                                                                        23,000               8,050
     *   Ciber, Inc.                                                                        164,412           1,339,958
     *   Ciena Corp.                                                                         66,100             144,098
     *   Ciprico, Inc.                                                                        4,900              21,315
     *   Cirrus Logic, Inc.                                                                 220,918           1,144,355
     *   Clarus Corp.                                                                        33,800             260,260
     *   ClearOne Communications, Inc.                                                       11,000              36,740
     *   CMGI, Inc.                                                                         124,200             270,756
     *   CNET Networks, Inc.                                                                373,500           3,876,930
         Cognex Corp.                                                                       124,600           3,234,616
     *   Cognitronics Corp.                                                                   4,250              16,065
     *   Coherent, Inc.                                                                      80,078           2,628,961
         Cohu, Inc.                                                                          56,798           1,091,658
     *   Comarco, Inc.                                                                       10,200              81,498
   * #   Commerce One, Inc.                                                                  45,000               5,670
     *   CommScope, Inc.                                                                    145,500           2,461,860
         Communications Systems, Inc.                                                         8,200              82,820
     *   Competitive Technologies, Inc.                                                       6,100              66,734
     *   Computer Horizons Corp.                                                             37,400             108,460
     *   Computer Network Technology Corp.                                                   68,110             340,550
     *   Computer Task Group, Inc.                                                           37,600             131,600
     *   Comtech Telecommunications Corp.                                                    55,800           2,018,286
     *   Concord Communications, Inc.                                                        49,400             835,848
     *   Concur Technologies, Inc.                                                           86,603             830,523
     *   Concurrent Computer Corp.                                                          151,900             276,458
     *   Conexant Systems, Inc.                                                             226,933             324,514

     *   Convera Corp.                                                                       98,574             424,854
   * #   Copper Mountain Networks, Inc.                                                      16,910              15,557
     *   Corillian Corp.                                                                    100,861             324,268
     *   Cosine Communications, Inc.                                                         23,321              54,804
     *   Covansys Corp.                                                                      48,200             590,450
   * #   C-Phone Corp.                                                                        8,900                  62
     *   Cray, Inc.                                                                         229,248             334,702
     *   Credence Systems Corp.                                                             234,147           1,854,444
   * #   Critical Path, Inc.                                                                 16,400               7,708
     *   Crossroads Systems, Inc.                                                            42,369              39,827
     *   CSG Systems International, Inc.                                                    137,732           2,619,663
     *   CSP, Inc.                                                                            3,500              34,335
         CTS Corp.                                                                           95,559           1,017,703
   * #   Cyberguard Corp.                                                                    79,385             509,652
     *   Cyberoptics Corp.                                                                   22,911             294,635
     *   Cybersource Corp.                                                                   89,800             602,558
     *   Cymer, Inc.                                                                         99,886           2,837,761
     *   Cypress Semiconductor Corp.                                                        307,400           3,974,682
     *   Daktronics, Inc.                                                                    50,766           1,182,340
     *   Data I/O Corp.                                                                       7,600              22,040
     *   Data Systems & Software, Inc.                                                        7,300               8,760
     *   Datalink Corp.                                                                      13,300              32,718
     *   Dataram Corp.                                                                       21,500             125,990
     *   Datastream Systems, Inc.                                                            20,100             119,193
     *   DataTRAK International, Inc.                                                         5,200              99,840
     *   Datawatch Corp.                                                                      4,132              17,354
     *   Delphax Technologies, Inc.                                                           6,100              22,771
     *   Digi International, Inc.                                                            59,526             698,240
     *   Digimarc Corp.                                                                      43,365             221,162
     *   Digital Insight Corp.                                                               95,902           2,084,909
     *   Digital Lightwave, Inc.                                                                378                 185
     *   Digital River, Inc.                                                                 91,000           2,504,320
     *   Digital Theater Systems, Inc.                                                       37,489             640,687
     *   Digitas, Inc.                                                                      234,156           2,592,107
     *   Diodes, Inc.                                                                        12,150             403,988
     *   Dionex Corp.                                                                        56,215           2,521,243
     *   Display Technologies, Inc.                                                          11,330                   9
     *   Ditech Communications Corp.                                                         89,455             644,971
     *   DocuCorp International, Inc.                                                        29,353             196,665
     *   Document Sciences Corp.                                                             14,200              98,690
     *   Dot Hill Systems Corp.                                                             113,460             602,473
     *   DoubleClick, Inc.                                                                  326,518           2,687,243
     *   DPAC Technologies Corp.                                                             13,541               3,656
     *   DSP Group, Inc.                                                                     75,600           1,778,112
     *   DuraSwitch Industries, Inc.                                                         10,500              15,603
     *   Dynamics Research Corp.                                                             16,098             239,699
     *   E.piphany, Inc.                                                                    199,247             695,372
     *   EarthLink, Inc.                                                                    264,575           2,807,141
     *   EasyLink Services Corp.                                                              7,969               7,810
     *   Echelon Corp.                                                                      104,806             720,017
     *   eCollege.com                                                                        58,575             605,080
     *   EDGAR Online, Inc.                                                                  45,684             132,027
     *   Edgewater Technology, Inc.                                                          11,569              50,325
     *   EFJ, Inc.                                                                            9,100              64,610
     *   eFunds Corp.                                                                       128,506           2,598,391

     *   Electro Scientific Industries, Inc.                                                 68,993           1,237,734
     *   Electroglas, Inc.                                                                   56,200             193,890
     *   Electronics for Imaging, Inc.                                                      137,900           2,620,100
     *   eLoyalty Corp.                                                                       6,700              33,165
     *   Embarcadero Technologies, Inc.                                                      63,250             361,158
     *   EMCORE Corp.                                                                       121,961             484,185
     *   EMS Technologies, Inc.                                                              28,274             381,699
     *   Emulex Corp.                                                                       206,800           3,908,520
     *   En Pointe Technologies, Inc.                                                         6,500              17,875
   * #   Endwave Corp.                                                                        6,800             245,140
     *   Entegris, Inc.                                                                     191,838           1,860,829
     *   Enterrasys Networks, Inc.                                                          378,100             351,633
     *   Entrust, Inc.                                                                      162,900             666,261
     *   Epicor Software Corp.                                                              137,655           1,697,286
     *   EPIQ Systems, Inc.                                                                  46,450             759,458
     *   ePlus, Inc.                                                                         22,490             278,898
     *   Equinix, Inc.                                                                       60,920           2,321,052
     *   ESS Technology, Inc.                                                               100,400             413,648
     *   Euronet Worldwide, Inc.                                                             88,036           2,468,529
     *   Evans & Sutherland Computer Corp.                                                   10,400              53,404
     *   Evolving Systems, Inc.                                                              12,600              33,390
     *   Exar Corp.                                                                         108,108           1,556,755
     *   Excel Technology, Inc.                                                              31,372             785,869
     *   Extended Systems, Inc.                                                              11,100              37,851
     *   Extreme Networks, Inc.                                                             315,821           1,443,302
     *   Ezenia! Inc.                                                                           200                 530
     *   F5 Networks, Inc.                                                                    6,619             338,959
         Factset Research Systems, Inc.                                                     120,200           3,847,602
   * #   FalconStor Software, Inc.                                                          122,705             896,974
     *   Fargo Electronics                                                                   32,700             590,235
     *   Faro Technologies, Inc.                                                             36,260           1,008,753
     *   FEI Co.                                                                             86,558           1,802,138
     *   Filenet Corp.                                                                      107,480           2,994,393
     *   FindWhat.com                                                                        79,200             421,344
     *   Finisar Corp.                                                                      366,256             435,845
     *   Firstwave Technologies, Inc.                                                         2,600               4,485
     *   FOCUS Enhancements, Inc.                                                             3,132               2,349
     *   Forgent Networks, Inc.                                                              64,800             116,640
     *   FormFactor, Inc.                                                                    97,362           2,533,359
     *   Forrester Research, Inc.                                                            56,729             936,029
     *   Foundry Networks, Inc.                                                              78,800             728,112
         Frequency Electronics, Inc.                                                          8,300              97,110
     *   FSI International, Inc.                                                             77,900             292,904
     *   Gartner Group, Inc.                                                                231,800           2,299,456
     *   Gartner, Inc.                                                                       50,500             496,920
     *   Gateway, Inc.                                                                      164,800             570,208
     *   Genesis Microchip, Inc.                                                             79,062           1,308,476
     *   Gerber Scientific, Inc.                                                             58,000             428,040
     *   Giga-Tronics, Inc.                                                                   4,600              18,630
     *   Glenayre Technologies, Inc.                                                        139,427             446,166
   * #   Global e-Point, Inc.                                                                 3,008               9,084
     *   Global Imaging Systems, Inc.                                                        61,056           1,940,970
     *   Globecomm Systems, Inc.                                                             16,500              91,740
   * #   Glowpoint, Inc.                                                                     58,350              77,606
     *   GoRemote Internet Communications, Inc.                                              74,000             115,440

     *   GTSI Corp.                                                                          22,020             180,124
     *   Halifax Corp.                                                                        1,000               3,860
     *   Harmonic, Inc.                                                                     187,846           1,170,281
     *   Hauppauge Digital, Inc.                                                              8,800              33,880
     *   HEI, Inc.                                                                            7,600              23,184
         Helix Technology Corp.                                                              67,924             856,522
     *   HI/FN, Inc.                                                                         19,600             130,144
     *   HomeStore, Inc.                                                                    292,445             611,210
     *   Hutchinson Technology, Inc.                                                         65,400           2,705,598
     *   Hypercom Corp.                                                                     135,100             857,885
   * #   HyperFeed Technologies, Inc.                                                         1,450               2,683
     *   Hyperion Solutions Corp.                                                            48,824           2,154,603
   * #   Ibis Technology Corp.                                                               27,000              34,020
     *   iCAD, Inc.                                                                           3,600              12,780
     *   Identix, Inc.                                                                      253,512           1,391,781
     *   iGATE Capital Corp.                                                                134,823             589,177
   * #   ImageWare Systems, Inc.                                                              6,900              22,977
     *   I-many, Inc.                                                                        47,700              75,366
         Imation Corp.                                                                       87,700           3,311,552
     *   Immersion Corp.                                                                     61,500             360,390
     *   Indus International, Inc.                                                           34,900              78,525
   * #   Infocrossing, Inc.                                                                  52,491             575,301
     *   InFocus Corp.                                                                      102,689             427,186
     *   Informatica Corp.                                                                  226,800           1,945,944
     *   Information Architects Corp.                                                         1,080                 167
         Inforte Corp.                                                                       28,500              97,755
     *   InfoSpace, Inc.                                                                     86,146           2,922,072
         infoUSA, Inc.                                                                      138,305           1,670,724
     *   Innodata Isogen, Inc.                                                               58,300             174,317
     *   Innovex, Inc.                                                                       49,800             168,324
     *   Insightful Corp.                                                                     6,300              20,790
     *   InsWeb Corp.                                                                         1,633               4,572
         Integral Systems, Inc.                                                               9,200             200,100
     *   Integral Vision, Inc.                                                                2,200               3,520
     *   Integrated Circuit Systems, Inc.                                                    85,408           1,809,796
     *   Integrated Device Technology, Inc.                                                 273,313           3,342,618
     *   Integrated Silicon Solution, Inc.                                                   94,694             620,246
   * #   Intelli-Check, Inc.                                                                 28,000             154,280
     *   Intellidata Technologies Corp.                                                      45,578              15,497
     *   Intelligent Systems Corp.                                                            4,500               9,360
     *   Intelligroup, Inc.                                                                  31,400              37,052
   * #   Intellisync Corp.                                                                  155,850             416,120
     *   Interactive Intelligence, Inc.                                                      41,441             202,232
     *   Interdigital Communications Corp.                                                  143,000           2,639,780
     *   Intergraph Corp.                                                                    87,400           2,743,486
     *   Interland, Inc.                                                                     41,810              79,439
     *   Interlink Electronics, Inc.                                                         35,600             190,104
   * #   Intermix Media, Inc.                                                                83,200             493,376
     *   International Microcomputer Software, Inc.                                           5,100               5,967
     *   Internet Commerce Corp.                                                              4,000               6,480
     *   Internet Security Systems, Inc.                                                    131,851           2,927,092
     *   Interphase Corp.                                                                     5,400              38,070
         Inter-Tel, Inc.                                                                     69,300           1,422,729
     *   Intervoice, Inc.                                                                    95,818             858,529
     *   Interwoven, Inc.                                                                   105,307             838,244

     *   Intest Corp.                                                                         8,600              30,865
     *   Intevac, Inc.                                                                       36,201             376,852
     *   Intrado, Inc.                                                                       44,810             573,120
     *   Intraware, Inc.                                                                      4,500               1,755
     *   IntriCon Corp.                                                                       4,750               9,025
   * #   Intrusion, Inc.                                                                      4,050              11,421
     *   Iomega Corp.                                                                       138,195             427,023
     *   iPass, Inc.                                                                         77,300             476,941
   * #   IPIX Corp.                                                                           4,350              11,615
     *   I-Sector Corp.                                                                      10,400              84,656
   * #   Island Pacific, Inc.                                                                73,700              13,266
     *   Iteris, Inc.                                                                         6,520              17,148
     *   Itron, Inc.                                                                         55,000           2,261,050
     *   iVillage, Inc.                                                                     188,922           1,139,200
     *   Ixia                                                                               162,447           2,987,400
     *   IXYS Corp.                                                                          86,424           1,195,244
     *   j2 Global Communication, Inc.                                                       65,732           2,305,879
     *   Jaco Electronics, Inc.                                                               5,659              17,771
     *   JDA Software Group, Inc.                                                            75,012             969,155
     *   JMAR Industries, Inc.                                                               23,700              29,862
     *   Jupitermedia Corp.                                                                  87,569           1,598,134
     *   Keane, Inc.                                                                        161,264           2,164,163
         Keithley Instruments, Inc.                                                          36,900             543,537
     *   Kemet Corp.                                                                        225,023           1,575,161
     *   Key Tronic Corp.                                                                     8,600              31,648
     *   Keynote Systems, Inc.                                                               18,600             215,760
     *   Kintera, Inc.                                                                       14,476              44,731
     *   Komag, Inc.                                                                         72,609           2,094,770
     *   Kopin Corp.                                                                        181,991             700,665
     *   Kronos, Inc.                                                                        69,500           3,138,620
     *   Kulicke & Soffa Industries, Inc.                                                   133,634             776,414
         Landauer, Inc.                                                                      23,300           1,138,205
     *   Lantronix, Inc.                                                                     15,000              20,550
   * #   LaserCard Corp.                                                                     29,724             178,344
     *   Lattice Semiconductor Corp.                                                        285,451           1,204,603
     *   Lawson Software, Inc.                                                              257,608           1,525,039
     *   LeCroy Corp.                                                                        31,613             520,350
   * #   Level 8 Systems, Inc.                                                                3,729                 216
   * #   Lexar Media, Inc.                                                                  205,597           1,032,097
         Liberate Technologies, Inc.                                                        106,300              32,953
     *   Lightbridge, Inc.                                                                   68,876             432,541
     *   Lightning Rod Software, Inc.                                                           580                 539
     *   LightPath Technologies, Inc.                                                         1,850               4,810
     *   Lionbridge Technologies, Inc.                                                      121,646             605,797
     *   Littlefuse, Inc.                                                                    58,600           1,762,688
     *   Logic Devices, Inc.                                                                  6,700               8,978
     *   LogicVision, Inc.                                                                   53,741              96,734
     *   Logility, Inc.                                                                      13,200              59,400
     *   LoJack Corp.                                                                        42,400             624,976
         Lowrance Electronics, Inc.                                                           6,692             138,859
     *   LTX Corp.                                                                          158,700             760,173
     *   Macrovision Corp.                                                                  129,293           2,716,446
     *   Magma Design Automation, Inc.                                                       91,283             727,526
     *   MAI Systems Corp.                                                                      500                  30
     *   Management Network Group, Inc.                                                      57,200             134,420

     *   Manatron, Inc.                                                                       1,102              10,436
     *   Manchester Technologies, Inc.                                                        8,000              50,160
     *   Manhattan Associates, Inc.                                                          77,494           1,645,973
     *   Manugistic Group, Inc.                                                             190,000             342,000
     *   Mapinfo Corp.                                                                       52,999             660,368
   * #   Marchex, Inc. Class B                                                                4,759              71,004
     *   MatrixOne, Inc.                                                                    134,044             612,581
     *   Mattson Technology, Inc.                                                           133,745           1,045,886
         Maximus, Inc.                                                                       55,400           1,899,666
     *   Maxtor Corp.                                                                       502,000           2,755,980
     *   Maxwell Technologies, Inc.                                                          38,460             395,369
     *   McDATA Corp.                                                                       204,501             779,149
     *   MDI, Inc.                                                                           14,000               7,140
     *   Measurement Specialties, Inc.                                                       12,900             250,260
     *   Mechanical Technology, Inc.                                                          6,200              22,134
     *   MedQuist, Inc.                                                                      64,700             841,747
     *   Mentor Graphics Corp.                                                              202,927           2,086,090
     *   Merix Corp.                                                                         49,513             358,969
     *   MetaSolv, Inc.                                                                     105,579             218,549
         Methode Electronics, Inc.                                                           34,100             407,154
     *   Metrologic Instruments, Inc.                                                        56,200             778,932
     *   Micrel, Inc.                                                                       234,173           2,716,407
     *   Micro Linear Corp.                                                                  31,616             184,954
     *   Micromuse, Inc.                                                                    117,493             737,856
     *   Micros Systems, Inc.                                                                98,104           4,412,718
     *   Microsemi Corp.                                                                    158,838           3,276,828
     *   MicroStrategy, Inc.                                                                 33,400           1,860,380
     *   Microtune, Inc.                                                                    147,547             652,158
   * #   Midway Games, Inc.                                                                 224,900           1,990,365
     *   Mindspeed Technologies, Inc.                                                       262,730             375,704
     *   MIPS Technologies, Inc.                                                            109,400             943,028
     *   Mitek Systems, Inc.                                                                  5,800               3,654
     *   MKS Instruments, Inc.                                                              138,807           2,318,077
     *   Mobility Electronics, Inc.                                                          73,840             649,792
     *   Mobius Management Systems, Inc.                                                     17,100             105,507
         Mocon, Inc.                                                                          5,500              52,250
     *   Moldflow Corp.                                                                      27,256             359,779
     *   Monolithic System Technology, Inc.                                                  49,133             273,671
     *   Motive, Inc.                                                                        26,900             233,761
     *   MPS Group, Inc.                                                                    269,200           2,525,096
     *   MRO Software, Inc.                                                                  65,222             978,330
     *   MRV Communications, Inc.                                                           270,781             500,945
   * #   MSC.Software Corp.                                                                  63,900             657,212
     *   MSGI Security Solutions, Inc.                                                          942               6,830
   * #   MTI Technology Corp.                                                                 1,300               2,132
     *   MTM Technologies, Inc.                                                               4,900              19,453
         MTS Systems Corp.                                                                   51,887           1,655,714
     *   Mykrolis Corp.                                                                     108,700           1,466,363
   * #   Nanometrics, Inc.                                                                   45,794             516,556
     *   Napco Security Systems, Inc.                                                         5,160              47,627
     *   Napster, Inc.                                                                        1,629               6,907
     *   Neoforma, Inc.                                                                      52,714             361,091
     *   NeoMagic Corp.                                                                      46,677              17,270
     *   NEON Systems, Inc.                                                                   8,600              26,660
     *   Neoware Systems, Inc.                                                               42,000             425,040

     *   Net Perceptions, Inc.                                                               22,600              18,306
     *   Net2Phone, Inc.                                                                    115,300             184,480
     *   NETGEAR, Inc.                                                                       43,093             847,639
     *   Netguru, Inc.                                                                       17,200              17,888
     *   NetIQ Corp.                                                                        141,587           1,563,120
     *   NetManage, Inc.                                                                     10,442              66,307
     *   Netopia, Inc.                                                                       43,200             144,504
     *   NetRatings, Inc.                                                                    91,131           1,241,204
     *   Netscout System, Inc.                                                               78,950             486,332
     *   Network Engines, Inc.                                                               78,500             133,450
     *   Network Equipment Technologies, Inc.                                                64,900             362,791
     *   Newport Corp.                                                                      111,718           1,569,638
     *   NIC, Inc.                                                                          186,278             817,760
     *   Niku Corp.                                                                          36,000             541,440
     *   NMS Communications Corp.                                                           142,200             462,150
     *   Novatel Wireless, Inc.                                                              75,202             937,769
     *   Nu Horizons Electronics Corp.                                                       43,900             258,132
     *   Nuance Communications, Inc.                                                         66,500             313,215
     *   NumereX Corp. Class A                                                               10,800              51,948
     *   NYFIX, Inc.                                                                         81,014             409,121
     *   O.I. Corp.                                                                           2,700              32,063
   * #   OmniVision Technologies, Inc.                                                      147,200           2,328,704
   * #   Omtool, Ltd.                                                                         3,570              20,885
     *   ON Semiconductor Corp.                                                             648,860           2,919,870
     *   Online Resources Corp.                                                              50,800             494,792
     *   ONYX Software Corp.                                                                 38,850             130,148
     *   Open Solutions, Inc.                                                                 5,200              92,300
     *   Opent Technologies, Inc.                                                            51,832             419,321
     *   OpenTV Corp.                                                                        39,946             111,449
     *   Openwave Systems, Inc.                                                             176,422           2,743,362
     *   Oplink Communications, Inc.                                                         53,100              79,119
     *   Opsware, Inc.                                                                      246,692           1,226,059
     *   OPTi, Inc.                                                                          11,600              19,488
     *   Optical Cable Corp.                                                                 13,300              59,318
     *   Optical Communication Products, Inc.                                                77,950             139,531
     *   OSI Systems, Inc.                                                                   42,200             628,780
     *   Overland Storage, Inc.                                                              36,275             351,505
     *   OYO Geospace Corp.                                                                  10,600             173,437
     *   Packeteer, Inc.                                                                     87,600           1,039,812
   * #   PalmOne, Inc.                                                                      126,792           3,603,429
     *   PalmSource, Inc.                                                                    38,881             389,976
     *   Panavision, Inc.                                                                     3,600              19,800
     *   PAR Technology Corp.                                                                 7,800             223,470
     *   Paradyne Networks Corp.                                                            111,455             219,566
     *   Parametric Technology Corp.                                                        515,069           3,100,715
         Park Electrochemical Corp.                                                          50,950           1,182,040
   * #   Parkervision, Inc.                                                                  46,081             207,365
     *   Parlex Corp.                                                                        13,800              81,420
   * #   Path 1 Network Technologies, Inc.                                                   17,600              70,400
     *   Paxar Corp.                                                                        103,100           1,816,622
     *   PC Connection, Inc.                                                                 63,650             325,252
     *   PC-Tel, Inc.                                                                        53,900             394,009
     *   PDF Solutions, Inc.                                                                 66,393             779,454
     *   PEC Solutions, Inc.                                                                 71,717           1,112,331
     *   Peerless Systems Corp.                                                              24,300              87,966

     *   Pegasus Solutions, Inc.                                                             55,957             602,097
     *   Pegasystems, Inc.                                                                   91,238             544,691
     *   Pemstar, Inc.                                                                       73,200              86,376
     *   Perceptron, Inc.                                                                    22,768             148,675
     *   Performance Technologies, Inc.                                                      33,200             223,436
     *   Pericom Semiconductor Corp.                                                         68,736             550,575
     *   Pervasive Software, Inc.                                                            56,639             262,239
     *   Pfsweb, Inc.                                                                             9                  19
     *   Phoenix Technologies, Ltd.                                                          64,336             522,408
     *   Photon Dynamics, Inc.                                                               44,000             849,640
     *   Photronics, Inc.                                                                    84,600           1,948,338
     *   Pinnacle Systems, Inc.                                                             170,500           1,007,655
     *   Pixelworks, Inc.                                                                    51,000             437,070
     *   Planar Systems, Inc.                                                                37,400             300,696
     *   PLATO Learning, Inc.                                                                58,366             445,916
     *   Plexus Corp.                                                                       110,200           1,515,250
     *   Plumtree Software, Inc.                                                              1,504               6,918
     *   PLX Technology, Inc.                                                                69,038             526,070
     *   PMC-Sierra, Inc.                                                                     7,800              68,406
     *   Porta Systems Corp.                                                                    300                  45
     *   Portal Software, Inc.                                                               98,020             193,099
     *   Power Intergrations, Inc.                                                           80,700           1,922,274
     *   PowerCerv Corp.                                                                      1,755                 983
     *   Powerwave Technologies, Inc.                                                       263,145           2,402,514
     *   Presstek, Inc.                                                                      90,598             773,707
         Printronix, Inc.                                                                     5,800              92,104
     *   Private Business, Inc.                                                                 945               1,531
     *   Procom Technology, Inc.                                                              5,400               8,640
         Programmers Paradise, Inc.                                                           5,200              53,404
     *   Progress Software Corp.                                                             95,000           2,771,150
     *   Proxim Corp.                                                                         6,726               2,152
         QAD, Inc.                                                                           87,759             616,068
         Quality Systems, Inc.                                                               34,009           2,044,961
     *   Qualstar Corp.                                                                       5,500              20,625
     *   Quantum Corp.                                                                      262,800             683,280
     *   Quest Software, Inc.                                                               251,077           3,320,493
     *   QuickLogic Corp.                                                                    68,600             299,782
   * #   Quokka Sports, Inc.                                                                  1,128                   8
     *   Quovadx, Inc.                                                                       62,047             168,768
     *   Radiant Systems, Inc.                                                               74,944             783,914
     *   RadiSys Corp.                                                                       50,862             822,439
     *   Radyne ComStream, Inc.                                                               9,500              81,415
     *   Raindance Communictions, Inc.                                                       97,696             200,277
     *   Rambus, Inc.                                                                        36,020             552,187
     *   Ramtron International Corp.                                                         58,000             158,334
     *   RealNetworks, Inc.                                                                 444,519           2,271,492
     *   Redback Networks, Inc.                                                             139,033             792,488
     *   Register.com, Inc.                                                                  44,100             275,625
     *   Reliability, Inc.                                                                    2,100                 420
     *   Relm Wireless Corp.                                                                  7,600              17,860
     *   REMEC, Inc.                                                                         72,006             450,042
     *   Remote Dynamics, Inc.                                                                  276                 428
         Renaissance Learning, Inc.                                                          80,215           1,585,851
     *   Research Frontiers, Inc.                                                               700               3,052
     *   RF Micro Devices, Inc.                                                             487,555           2,267,131

     *   RF Monolithics, Inc.                                                                19,600             123,480
         Richardson Electronics, Ltd.                                                        40,925             364,233
     *   Rimage Corp.                                                                         8,600             181,890
     *   Robotic Vision Systems, Inc.                                                         3,480                 111
     *   Rofin-Sinar Technologies, Inc.                                                      39,177           1,265,417
     *   Rogers Corp.                                                                        43,600           1,804,604
     *   RSA Security, Inc.                                                                 180,844           2,224,381
     *   Rudolph Technologies, Inc.                                                          43,700             630,154
     *   S1 Corp.                                                                           191,706             858,843
     *   Saba Software, Inc.                                                                 29,577             120,083
     *   Safeguard Scientifics, Inc.                                                        208,000             205,920
     *   SafeNet, Inc.                                                                       62,104           1,951,308
     *   Sapient Corp.                                                                      323,394           2,716,510
     *   SatCon Technology Corp.                                                             52,200              71,514
     *   SBE, Inc.                                                                            3,500               7,595
     *   SBS Technologies, Inc.                                                              40,530             393,546
     *   ScanSoft, Inc.                                                                     270,653           1,098,851
     *   ScanSource, Inc.                                                                    32,800           1,610,152
     *   Schmitt Industries, Inc.                                                             2,466              22,934
     *   Scientific Learning Corp.                                                            4,400              26,268
     *   Scientific Technologies, Inc.                                                        6,700              21,172
     *   SCM Microsystems, Inc.                                                              40,063             118,987
     *   Seachange International, Inc.                                                       73,000             576,700
     *   Secure Computing Corp.                                                              64,074             718,910
     *   SeeBeyond Technology Corp.                                                         222,875             664,168
     *   SEEC, Inc.                                                                             100                  20
     *   Segue Software, Inc.                                                                 9,500              47,500
     *   Selectica, Inc.                                                                     78,760             249,669
     *   Semitool, Inc.                                                                      74,660             654,768
     *   Semtech Corp.                                                                      192,557           3,512,240
     *   SEMX Corp.                                                                             300                  18
     *   Serena Software, Inc.                                                              110,890           2,170,117
   * #   ServiceWare Technologies, Inc.                                                         290               1,015
     *   SI International, Inc.                                                               3,000              85,050
   * #   Sigma Designs, Inc.                                                                 54,500             430,550
     *   Sigmatron International, Inc.                                                        2,200              23,430
   * #   Silicon Graphics, Inc.                                                             348,800             282,528
     *   Silicon Image, Inc.                                                                203,105           2,384,453
     *   Silicon Laboratories, Inc.                                                          20,700             574,011
     *   Silicon Storage Technology, Inc.                                                   221,300             761,272
     *   SimpleTech, Inc.                                                                   119,515             418,303
     *   Sipex Corp.                                                                         83,446             137,686
     *   Sirenza Microdevices, Inc.                                                          90,840             292,505
     *   Skyworks Solutions, Inc.                                                           387,593           2,453,464
     *   SM&A                                                                                52,600             460,776
     *   Smith Micro Software, Inc.                                                          21,400              92,448
     *   Somera Communications, Inc.                                                         59,150              82,219
   * #   Sonic Foundry, Inc.                                                                 42,300              54,144
     *   Sonic Solutions, Inc.                                                               63,100             964,168
     *   SonicWALL, Inc.                                                                    185,800           1,148,244
     *   Sonus Networks, Inc.                                                                54,057             240,554
         SpectraLink Corp.                                                                   61,200             705,024
     *   Spectrum Control, Inc.                                                              13,000              92,040
     *   SPSS, Inc.                                                                          27,637             483,095
     *   SRA International, Inc.                                                             67,200           2,281,440

     *   SRS Labs, Inc.                                                                      38,045             213,398
         SS&C Technologies, Inc.                                                             59,335           1,774,117
     *   Staktek Holdings, Inc.                                                              26,861              73,599
     *   Standard Microsystems Corp.                                                         47,672             775,147
         StarTek, Inc.                                                                       36,200             504,990
   * #   STATS ChipPAC, Ltd.                                                                127,537             920,817
     *   SteelCloud, Inc.                                                                    12,100              28,314
     *   Stellent, Inc.                                                                      70,600             534,442
     *   Stratasys, Inc.                                                                     27,000             873,720
     *   Stratex Networks, Inc.                                                             187,728             328,524
     *   Stratos International, Inc.                                                         34,736             149,712
     *   SumTotal Systems, Inc.                                                              45,217             189,459
     *   Sunair Electronics, Inc.                                                             3,000              27,630
         Sunrise Telecom, Inc.                                                               19,500              31,200
     *   Suntron Corp.                                                                        5,265               6,897
     *   Supertex, Inc.                                                                      34,000             591,260
     *   SupportSoft, Inc.                                                                  110,900             574,462
     *   Sybase, Inc.                                                                       190,100           3,878,040
     *   Sycamore Networks, Inc.                                                            432,488           1,461,809
     *   Sykes Enterprises, Inc.                                                            101,607             841,306
     *   Symmetricom, Inc.                                                                  119,867           1,352,100
     *   Synaptics, Inc.                                                                     68,320           1,313,794
     *   SYNNEX Corp.                                                                           200               3,164
     *   Synplicity, Inc.                                                                    65,575             400,008
         Syntel, Inc.                                                                       104,807           1,641,278
     *   Taitron Components, Inc.                                                             5,000               8,750
     *   Take-Two Interactive Software, Inc.                                                 61,350           1,580,376
         TALX Corp.                                                                          53,957           1,506,479
     *   Technical Communications Corp.                                                         400               1,220
         Technitrol, Inc.                                                                   104,400           1,370,772
     *   Technology Solutions Corp.                                                          25,265              13,138
     *   TechTeam Global, Inc.                                                               20,000             280,000
     *   Tegal Corp.                                                                          5,000               5,300
     *   Tekelec                                                                            166,600           2,267,426
     *   TeleCommunication Systems, Inc.                                                     79,900             205,343
   * #   Telkonet, Inc.                                                                     114,600             481,320
     *   Telular Corp.                                                                       34,600             134,940
     *   Terayon Communication Systems, Inc.                                                193,900             614,663
     *   Tessco Technologies, Inc.                                                            4,500              57,330
     *   Tessera Technologies, Inc.                                                           7,600             223,744
     *   Therma-Wave, Inc.                                                                   91,190             142,256
     *   TheStreet.com, Inc.                                                                 64,125             198,788
     *   THQ, Inc.                                                                          102,034           2,845,728
     *   Three-Five Systems, Inc.                                                            48,799              32,695
     *   Tier Technologies, Inc. Class B                                                     58,200             514,488
     *   TII Network Technologies, Inc.                                                      11,260              16,440
     *   Titan Corp.                                                                        203,300           4,472,600
     *   Tollgrade Communications, Inc.                                                      33,491             253,862
     *   Track Data Corp.                                                                     3,218               7,080
     *   Transact Technologies, Inc.                                                          8,550              84,047
     *   Transaction Systems Architects, Inc.                                               102,739           2,340,394
     *   Transcat, Inc.                                                                       6,100              28,243
     *   Trans-Industries, Inc.                                                               1,400                 868
     *   Transmeta Corp.                                                                     19,100              15,471
   * #   Transwitch Corp.                                                                    40,600              79,982

     *   Trident Microsystems, Inc.                                                          60,300           1,277,154
     *   Trio-Tech International                                                                400               1,490
     *   Tripath Technology, Inc.                                                            11,641               9,080
     *   Triquint Semiconductor, Inc.                                                       332,294           1,126,477
         Troy Group, Inc.                                                                    13,800              35,880
         TSR, Inc.                                                                            4,400              25,758
     *   TTM Technologies, Inc.                                                             106,300             844,022
     *   Tumbleweed Communications Corp.                                                    124,795             274,549
     *   Tut Systems, Inc.                                                                   65,500             197,810
     *   Tyler Technologies, Inc.                                                           107,300             698,523
     *   Ulticom, Inc.                                                                      112,030           1,030,676
     *   Ultimate Software Group, Inc.                                                       57,701             918,600
     *   Ultradata Systems, Inc.                                                                800                 208
     *   Ultratech, Inc.                                                                     61,900           1,085,107
         United Online, Inc.                                                                157,003           2,031,619
     *   Universal Display Corp.                                                             72,548             681,951
     *   Unova, Inc.                                                                        159,300           3,278,394
   * #   USDATA Corp.                                                                         2,820                 197
     *   VA Software Corp.                                                                  141,800             239,642
     *   ValueClick, Inc.                                                                   210,900           2,260,848
     *   Varian Semiconductor Equipment Associates, Inc.                                     95,000           3,855,100
     *   Veeco Instruments, Inc.                                                             76,100           1,146,827
     *   VendingData Corp.                                                                    2,100               3,990
   * #   Verilink Corp.                                                                      59,058              93,902
     *   Verint Systems, Inc.                                                                65,594           2,295,790
     *   Verity, Inc.                                                                       101,600             866,648
     *   Versant Corp.                                                                        1,974                 809
     *   Verso Technologies, Inc.                                                            14,119               3,671
     *   Viasat, Inc.                                                                        69,791           1,416,059
     *   Vicon Industries, Inc.                                                               4,600              13,570
         Video Display Corp.                                                                  7,200              92,880
     *   Viewpoint Corp.                                                                    140,816             204,183
     *   Vignette Corp.                                                                     407,600             472,816
   * #   Viisage Technology, Inc.                                                           123,095             526,847
     *   Virage Logic Corp.                                                                  57,327             632,890
     *   Vishay Intertechnology, Inc.                                                       205,681           2,653,285
     *   Visual Networks, Inc.                                                               31,900              41,151
   * #   Vitech America, Inc.                                                                14,850                  10
     *   Vitesse Semiconductor, Inc.                                                        377,146             942,865
     *   Vitria Technology, Inc.                                                             86,842             277,894
     *   Vodavi Technology, Inc.                                                              4,300              23,822
     *   Vyyo, Inc.                                                                          38,700             239,166
     *   WatchGuard Technologies, Inc.                                                       84,180             305,573
     *   Webb Interactive Services, Inc.                                                      1,400                 154
     *   WebEx Communications, Inc.                                                         117,680           3,160,885
     *   webMethods, Inc.                                                                   116,402             585,502
     *   Websense, Inc.                                                                      61,700           3,313,907
     *   WebSideStory, Inc.                                                                  16,300             186,635
     *   Westell Technologies, Inc.                                                         139,819             837,516
     *   White Electronics Designs Corp.                                                     62,123             309,994
     *   Wind River Systems, Inc.                                                           215,683           3,535,044
         Wireless Telecom Group, Inc.                                                        43,600             110,308
     *   Witness Systems, Inc.                                                               69,700           1,211,386
     *   WJ Communications, Inc.                                                            148,728             298,943
         Woodhead Industries, Inc.                                                           30,557             392,046

   * #   WorldGate Communications, Inc.                                                       6,500              32,897
         X-Rite, Inc.                                                                        54,263             600,149
     *   Zhone Technologies, Inc.                                                           210,262             569,810
   * #   Zix Corp.                                                                           82,926             272,827
     *   Zomax, Inc.                                                                         70,500             193,875
     *   Zones, Inc.                                                                         13,500              49,950
     *   Zoran Corp.                                                                        107,235           1,323,280
     *   Zygo Corp.                                                                          46,700             452,056
                                                                                                       ----------------
Total Information Technology
(Cost $570,506,769)                                                                                         520,498,833
                                                                                                       ----------------

Consumer Discretionary -- (16.9%)
     *   1-800 CONTACTS, Inc.                                                                33,678             658,068
     *   1-800-FLOWERS.COM, Inc.                                                             75,920             562,567
     *   4Kids Entertainment, Inc.                                                           34,700             659,300
     *   99 Cents Only Stores                                                               180,700           2,190,084
     *   A.C. Moore Arts & Crafts, Inc.                                                      52,900           1,574,304
         Aaron Rents, Inc.                                                                  107,500           2,430,575
         Aaron Rents, Inc. Class A                                                            8,550             172,881
     *   Acme Communications, Inc.                                                           43,100             170,676
         Acme United Corp.                                                                    3,400              57,868
     *   ACT Teleconferencing, Inc.                                                           8,913               5,259
         Action Performance Companies, Inc.                                                  50,200             467,362
     *   Advanced Marketing Services, Inc.                                                   48,550             197,841
         Advo, Inc.                                                                          80,450           2,497,972
     *   Aeropostale, Inc.                                                                   92,850           2,530,162
     *   AFC Enterprises, Inc.                                                               39,800           1,014,900
     *   Aftermarket Technology Corp.                                                        54,350             833,729
     *   Alderwoods Group, Inc.                                                               8,800             121,880
         Aldila, Inc.                                                                         5,733             133,235
     *   All American Semiconductor, Inc.                                                     4,000              19,160
     *   Alliance Gaming Corp.                                                              137,960           1,792,100
     *   Alloy, Inc.                                                                         71,200             365,968
         Ambassadors Group, Inc.                                                              9,800             354,270
     *   Amcast Industrial Corp.                                                              8,400                 164
         American Axle & Manufacturing Holdings, Inc.                                       127,700           2,643,390
     *   American Biltrite, Inc.                                                              3,400              31,960
         American Greetings Corp. Class A                                                    82,300           2,138,154
     *   America's Car-Mart, Inc.                                                            29,400             629,160
         Ameristar Casinos, Inc.                                                             73,236           3,759,936
     *   AMS Health Sciences, Inc.                                                           10,600              18,974
         Andersons, Inc.                                                                      8,200             268,960
     *   Applica, Inc.                                                                       55,400             158,444
     *   Arbitron, Inc.                                                                       9,400             379,196
         Arctic Cat, Inc.                                                                    35,530             767,448
     *   Argosy Gaming Corp.                                                                 64,800           3,004,776
         Ark Restaurants Corp.                                                                2,700              73,332
     *   Arlington Hospitality, Inc.                                                          4,900               6,125
         ArvinMeritor, Inc.                                                                     800              11,520
     *   Asbury Automotive Group, Inc.                                                      169,700           2,494,590
     *   Ashworth, Inc.                                                                      36,871             353,962
     *   Audiovox Corp. Class A                                                              52,000             760,760
   * #   Avatar Holdings, Inc.                                                                8,700             416,730
     *   Aztar Corp.                                                                         93,500           2,986,390
     *   Ballantyne of Omaha, Inc.                                                           11,900              51,765

   * #   Bally Total Fitness Holding Corp.                                                   88,600             269,344
         Bandag, Inc.                                                                        23,100           1,069,068
         Bandag, Inc. Class A                                                                 9,600             400,800
     *   Barry (R.G.) Corp.                                                                   9,500              42,750
         Bassett Furniture Industries, Inc.                                                  30,904             603,555
     *   Beasley Broadcast Group, Inc.                                                       19,233             309,267
     *   Benihana, Inc.                                                                       1,000              14,600
     *   Benihana, Inc. Class A                                                                 150               2,218
     *   Big Dog Holdings, Inc.                                                               1,500              10,155
     *   Big Lots, Inc.                                                                     292,600           3,704,316
     *   BJ's Restaurants, Inc.                                                              50,992             938,253
         Blair Corp.                                                                         21,300             831,765
     #   Blockbuster, Inc. Class A                                                          113,400           1,035,342
     *   Blount International, Inc.                                                         117,300           2,071,518
     *   Bluegreen Corp.                                                                     78,865           1,329,664
         Blyth, Inc.                                                                        107,400           3,043,716
         Bob Evans Farms, Inc.                                                               92,038           2,153,689
     *   Bombay Co., Inc.                                                                    98,800             526,604
     *   Bontex, Inc.                                                                           200                  12
         Bon-Ton Stores, Inc.                                                                35,014             632,703
         Books-A-Million, Inc.                                                               18,300             154,086
         Boston Acoustics, Inc.                                                               4,600              68,356
     *   Boyds Collection, Ltd.                                                             152,817             334,669
     *   Bright Horizons Family Solutions, Inc.                                              13,200             488,532
   * #   Brillian Corp.                                                                      10,369              32,351
     *   Broadview Media, Inc.                                                                  200                 800
     *   Brookstone, Inc.                                                                    54,892           1,105,525
         Brown Shoe Company, Inc.                                                            47,000           1,649,700
     *   Buca, Inc.                                                                          52,486             267,679
         Buckle, Inc.                                                                        30,000           1,183,800
         Building Materials Holding Corp.                                                    37,421           2,321,225
     *   Bull Run Corp.                                                                       3,100               2,232
         Burlington Coat Factory Warehouse Corp.                                            117,549           3,896,749
     *   CabelTel International Corp.                                                           674               3,404
     *   Cache, Inc.                                                                         40,655             531,767
         Cadmus Communications Corp.                                                          8,900             141,510
     *   California Coastal Communities, Inc.                                                10,000             295,900
     *   California Pizza Kitchen, Inc.                                                      51,312           1,231,488
         Callaway Golf Co.                                                                  198,300           2,318,127
     *   Calloway's Nursery, Inc.                                                             1,200                 246
     *   Candie's, Inc.                                                                      75,295             399,816
     *   Candlewood Hotel Co., Inc.                                                           1,500                  90
     *   Capital Pacific Holdings, Inc.                                                      14,500              59,740
         Carmike Cinemas, Inc.                                                               32,228           1,054,178
     *   Carriage Services, Inc.                                                             46,200             271,656
     *   Carter's, Inc.                                                                       6,300             293,895
     *   Casual Male Retail Group, Inc.                                                      88,908             626,801
     *   Catalina Lighting, Inc.                                                              1,760              14,520
         Catalina Marketing Corp.                                                           136,000           3,264,000
         Cato Corp. Class A                                                                  54,700           1,578,642
     *   Cavalier Homes, Inc.                                                                46,760             170,674
     *   Cavco Industries, Inc.                                                               7,704             207,315
     *   CD Warehouse, Inc.                                                                   3,300                  11
     *   CEC Entertainment, Inc.                                                             94,450           3,829,947
     *   Champion Enterprises, Inc.                                                         195,900           1,906,107

     *   Championship Auto Racing Teams, Inc.                                                 8,900               1,468
     *   Champps Entertainment, Inc.                                                         32,640             262,752
     *   Charles and Colvard, Ltd.                                                           36,308             734,148
     *   Charlotte Russe Holding, Inc.                                                       56,200             671,590
     *   Charming Shoppes, Inc.                                                             312,168           2,818,877
   * #   Charter Communications, Inc.                                                       482,485             550,033
     *   Chaus (Bernard), Inc.                                                                1,300               1,066
     *   Checkers Drive-In Restaurants, Inc.                                                 29,107             418,850
         Cherokee, Inc.                                                                       8,100             286,092
         Christopher & Banks Corp.                                                           96,413           1,764,358
     *   Chromcraft Revington, Inc.                                                           6,000              72,000
         Churchill Downs, Inc.                                                               14,400             620,064
         CKE Restaurants, Inc.                                                              150,100           2,476,650
         Coachmen Industries, Inc.                                                           42,400             519,400
         Coast Distribution System, Inc.                                                      5,600              25,424
     *   Coastcast Corp.                                                                      7,600              17,670
     *   Cobra Electronics Corp.                                                              6,100              43,310
     *   Coldwater Creek, Inc.                                                               53,662           1,205,785
     #   Collegiate Pacific, Inc.                                                            26,000             229,320
   * #   Collins & Aikman Corp.                                                             209,060              23,728
         Concepts Direct, Inc.                                                                  400                  60
     *   Concord Camera Corp.                                                                52,056              67,673
     *   Congoleum Corp. Class A                                                              3,600              15,120
     *   Cooker Restaurant Corp.                                                              6,500                  33
         Cooper Tire & Rubber Co.                                                           175,400           3,339,616
     *   Corinthian Colleges, Inc.                                                          154,298           2,385,447
     *   Cost Plus, Inc.                                                                     58,775           1,367,106
     *   Cost-U-Less, Inc.                                                                    3,000              25,080
         Courier Corp.                                                                        6,412             224,694
         CPI Corp.                                                                           11,200             203,840
         Craftmade International, Inc.                                                       12,700             211,950
     *   Crown Media Holdings, Inc.                                                         194,078           1,822,392
     *   CSK Auto Corp.                                                                     121,500           2,056,995
         CSS Industries, Inc.                                                                12,900             397,320
     *   Culp, Inc.                                                                          25,400             110,490
     *   Cumulus Media, Inc. Class A                                                        149,893           1,872,164
         Cutter & Buck, Inc.                                                                 29,224             383,711
   * #   Cybex International, Inc.                                                            8,700              26,622
     *   Cycle Country Accessories Corp.                                                     13,700              45,758
     *   Daily Journal Corp.                                                                    200               7,750
     *   Dan River, Inc. Class A                                                                100                   0
     *   Dave & Busters, Inc.                                                                13,200             237,072
         Deb Shops, Inc.                                                                     19,299             583,023
     *   Deckers Outdoor Corp.                                                                9,200             222,824
         Decorator Industries, Inc.                                                           2,762              22,621
         Delta Apparel, Inc.                                                                  5,240             153,899
     *   Delta Woodside Industries, Inc.                                                      5,850               3,802
     *   Department 56, Inc.                                                                 35,800             399,528
     *   DeVry, Inc.                                                                        188,500           3,873,675
     *   Diedrich Coffee, Inc.                                                                4,025              16,829
     *   Digital Generation Systems, Inc.                                                   114,900             125,241
     *   Dixie Group, Inc.                                                                   31,300             463,866
   * #   Dominion Homes, Inc.                                                                20,200             313,706
         Dover Downs Gaming & Entertainment, Inc.                                             9,910             117,235
         Dover Motorsports, Inc.                                                             43,900             252,864

     *   Drew Industries, Inc.                                                               26,800           1,098,800
     *   drugstore.com, Inc.                                                                218,423             751,375
     *   Duckwall-ALCO Stores, Inc.                                                           4,100              80,975
     *   Dura Automotive Systems, Inc.                                                       49,300             210,511
   * #   E Com Ventures, Inc.                                                                 2,175              30,994
     *   eCost.com, Inc.                                                                     36,233             114,569
     *   Educational Development Corp.                                                        1,800              18,180
     *   Electronics Boutique Holdings Corp.                                                 63,130           3,744,240
     *   ELXSI Corp.                                                                          1,800               5,940
     *   EMAK Worldwide, Inc.                                                                 5,700              62,700
     *   Emerging Vision, Inc.                                                               25,700               3,598
     *   Emerson Radio Corp.                                                                 70,422             181,689
   * #   Emmis Communications Corp. Class A                                                 133,900           2,378,064
     *   Enesco Group, Inc.                                                                  36,000             138,600
     *   Entravision Communications Corp.                                                   154,517           1,148,061
         Ethan Allen Interiors, Inc.                                                         93,500           2,917,200
   * #   Everlast Worldwide, Inc.                                                             1,500              10,500
     *   Fab Industries, Inc.                                                                 5,200              15,600
     *   Fairchild Corp. Class A                                                             56,152             129,150
     *   Famous Dave's of America, Inc.                                                      29,525             320,346
     *   Featherlite, Inc.                                                                    9,750              40,462
     #   Fedders Corp.                                                                      100,910             224,020
         Federal Screw Works                                                                  1,562              34,052
   * #   Federal-Mogul Corp.                                                                 57,900              34,740
         Finish Line, Inc. Class A                                                          110,834           2,207,813
     *   Finlay Enterprises, Inc.                                                            19,000             246,620
   * #   Fleetwood Enterprises, Inc.                                                        144,200           1,379,994
         Flexsteel Industries, Inc.                                                           6,100              85,461
     *   Foamex International, Inc.                                                          58,623              89,693
   * #   Footstar, Inc.                                                                      27,600             116,610
     *   Fountain Powerboat Industries, Inc.                                                  4,700              22,372
     *   Fox & Hound Restaurant Group                                                        25,761             316,860
     *   Franklin Covey Co.                                                                  19,300             119,660
     *   Franklin Electronic Publishers, Inc.                                                 7,900              29,625
         Fred's, Inc.                                                                       102,350           1,517,850
     *   Friedmans, Inc. Class A                                                             35,240              34,535
     *   Friendly Ice Cream Corp.                                                             7,300              77,380
         Frisch's Restaurants, Inc.                                                           4,900             120,540
         Furniture Brands International, Inc.                                               137,600           2,767,136
   * #   Gadzooks, Inc.                                                                      13,600                 598
     *   Gaiam, Inc.                                                                          5,500              32,782
   * #   GameStop Corp.                                                                      54,200           1,580,472
         GameTech International, Inc.                                                        11,100              30,858
     *   Gaming Partners International Corp.                                                  4,100              61,910
   * #   Gander Mountain Co.                                                                  2,700              33,453
     *   Gaylord Entertainment Co.                                                           87,363           3,671,867
     *   Genesco, Inc.                                                                       58,000           1,986,500
         Gentek, Inc.                                                                        25,183             274,747
     *   G-III Apparel Group, Ltd.                                                            6,700              48,240
         Goody's Family Clothing, Inc.                                                       43,942             311,988
     *   Gottschalks, Inc.                                                                   12,700             136,525
         Gray Television, Inc.                                                              112,160           1,317,880
         Gray Television, Inc. Class A                                                        6,800              75,208
     *   Group 1 Automotive, Inc.                                                            61,100           1,631,981
     *   GSI Commerce, Inc.                                                                 108,132           1,604,679

     *   Guess, Inc.                                                                        114,880           1,934,579
     *   Guitar Center, Inc.                                                                 65,900           3,755,641
     *   Gymboree Corp.                                                                      80,474           1,065,476
         Haggar Corp.                                                                         6,300             116,298
     *   Ha-Lo Industries, Inc.                                                              64,900                  45
     *   Hammons (John Q.) Hotels, Inc. Class A                                               5,200             120,172
     *   Hampshire Group, Ltd.                                                                4,000             159,040
         Hancock Fabrics, Inc.                                                               51,000             300,390
         Handleman Co.                                                                       55,923           1,015,002
     *   Harolds Stores, Inc.                                                                 2,308               3,347
     *   Harris Interactive, Inc.                                                           155,400             766,122
     *   Hartmarx Corp.                                                                      94,100             892,068
     *   Hastings Entertainment, Inc.                                                        22,800             136,116
     *   Hastings Manufacturing Co.                                                             700               1,225
         Haverty Furniture Co., Inc.                                                         15,700             221,841
         Haverty Furniture Co., Inc. Class A                                                    400               5,660
     *   Hayes Lemmerz International, Inc.                                                   42,410             275,665
     *   Hibbett Sporting Goods, Inc.                                                        61,070           2,144,778
         Hollinger International, Inc. Class A                                              196,800           1,820,400
     *   Hollywood Media Corp.                                                               80,246             372,341
     *   Hot Topic, Inc.                                                                    118,300           2,539,901
     *   I.C. Isaacs & Co., Inc.                                                              7,200              44,280
         IHOP Corp.                                                                          51,800           2,466,198
     *   Image Entertainment, Inc.                                                           55,800             223,758
     *   IMPCO Technologies, Inc.                                                            59,102             196,219
     *   Index Development Partners, Inc.                                                     4,600               9,200
     *   Infosonics Corp.                                                                     4,100              12,259
     *   Insight Communications Co., Inc.                                                   125,375           1,416,737
     *   Insight Enterprises, Inc.                                                          127,341           2,493,337
     *   Insignia Systems, Inc.                                                              19,250              17,325
     *   Interface, Inc. Class A                                                            117,306             897,391
     *   Interstate Hotels & Resorts, Inc.                                                   53,840             247,664
     *   INVESTools, Inc.                                                                   115,983             423,338
     *   Isle of Capri Casinos, Inc.                                                         77,124           1,918,845
     *   J. Alexander's Corp.                                                                 9,200              68,356
     *   J. Jill Group, Inc.                                                                 52,255             666,251
     *   Jack in the Box, Inc.                                                               94,500           3,919,860
     *   Jaclyn, Inc.                                                                         1,300               7,995
     *   Jakks Pacific, Inc.                                                                 68,226           1,410,231
     *   Jarden Corp.                                                                        75,650           3,849,072
     *   Jennifer Convertibles, Inc.                                                          1,300               2,925
     *   Jo-Ann Stores, Inc.                                                                 59,175           1,582,931
     *   Johnson Outdoors, Inc.                                                               6,700             117,317
     *   Jos. A. Bank Clothiers, Inc.                                                        34,500           1,359,990
     *   Journal Register Co.                                                               109,100           1,812,151
         Juno Lighting, Inc.                                                                    980              39,200
     *   K2, Inc.                                                                           123,663           1,556,917
         Kellwood Co.                                                                        71,976           1,810,916
         Kenneth Cole Productions, Inc. Class A                                              31,550             949,655
     *   Keystone Automotive Industries, Inc.                                                40,099             791,554
         Kimball International, Inc. Class B                                                 63,200             777,360
     *   Kirkland's, Inc.                                                                    17,200             152,908
         Knape & Vogt Manufacturing Co.                                                       2,290              25,762
         Koss Corp.                                                                           3,600              61,343
   * #   Krispy Kreme Doughnuts, Inc.                                                       160,600           1,299,254

         K-Swiss, Inc. Class A                                                               68,200           2,189,220
     *   LaCrosse Footwear, Inc.                                                              5,800              57,420
     *   Lakeland Industries, Inc.                                                            2,662              34,659
   * #   Lakes Entertainment, Inc.                                                           57,887             719,535
         Landry's Restaurants, Inc.                                                          68,800           2,061,936
     *   Lazare Kaplan International, Inc.                                                    8,700              74,994
         La-Z-Boy, Inc.                                                                     135,600           1,810,260
     *   Learning Care Group, Inc.                                                            5,200              19,240
         Levitt Corp. Class A                                                                48,321           1,391,645
         Libbey, Inc.                                                                        35,800             681,990
         Liberty Corp.                                                                       48,800           1,762,168
         Liberty Homes, Inc. Class A                                                            200                 970
         Lifetime Hoan Corp.                                                                 28,698             489,588
     *   Lin TV Corp.                                                                        70,400           1,024,320
     *   Linens 'n Things, Inc.                                                             117,500           2,863,475
         Lithia Motors, Inc. Class A                                                         39,310           1,045,646
     *   LKG Corp.                                                                            3,300              81,906
     *   Lodgenet Entertainment Corp.                                                        45,834             777,345
     *   Lodgian, Inc.                                                                           51                 484
         Lone Star Steakhouse & Saloon, Inc.                                                 45,746           1,381,987
     *   LOUD Technologies, Inc.                                                             12,400              43,400
     *   Luby's, Inc.                                                                        57,900             477,096
         M/I Homes, Inc.                                                                     36,600           1,847,568
     *   Mace Security International, Inc.                                                   11,200              29,677
     *   Madden (Steven), Ltd.                                                               34,233             607,978
     *   Magic Lantern Group, Inc.                                                            1,700                 122
     *   Magna Entertainment Corp.                                                           21,200             112,784
     *   Main Street Restaurant Group, Inc.                                                  36,100             124,906
     *   Major Automotive Companies, Inc.                                                     3,280               3,378
   * #   Manning (Greg) Auctions, Inc.                                                       35,120             334,694
         Marine Products Corp.                                                               38,295             578,254
     *   MarineMax, Inc.                                                                     44,075           1,212,944
     *   Marisa Christina, Inc.                                                               6,700               6,097
     *   Marlton Technologies, Inc.                                                           7,800               6,318
   * #   Martha Stewart Living Omnimedia, Inc.                                               58,200           1,507,380
     *   Max & Erma's Restaurants, Inc.                                                       2,300              33,948
     *   Mayor's Jewelers, Inc.                                                              20,300              11,571
     #   Maytag Corp.                                                                       206,700           3,015,753
         McRae Industries, Inc. Class A                                                       2,600              30,472
     *   Meade Instruments Corp.                                                             51,232             141,400
         Media General, Inc. Class A                                                          6,100             372,710
     *   MediaBay, Inc.                                                                       1,650                 891
     *   Mediacom Communications Corp.                                                      235,041           1,429,049
     *   Meritage Homes Corp.                                                                48,200           3,505,104
     *   Mestek, Inc.                                                                         5,400             138,942
     *   Michael Anthony Jewelers, Inc.                                                           4              11,720
     *   Midas, Inc.                                                                         41,000             963,500
     *   Mikohn Gaming Corp.                                                                 57,575             726,021
     *   Mity Enterprises, Inc.                                                               5,000              73,500
         Modine Manufacturing Co.                                                            90,495           2,751,048
         Monaco Coach Corp.                                                                  75,950           1,246,339
     *   Monarch Casino & Resort, Inc.                                                       16,000             321,600
     *   Monro Muffler Brake, Inc.                                                           12,300             330,501
     *   Morgan's Foods, Inc.                                                                   800               1,360
     *   Mossimo, Inc.                                                                       16,600              70,550

     *   Mothers Work, Inc.                                                                  13,654             186,104
     *   Motorcar Parts of America, Inc.                                                      2,500              26,312
         Movado Group, Inc.                                                                  46,700             787,362
         Movie Gallery, Inc.                                                                116,649           3,728,102
     *   MTR Gaming Group, Inc.                                                              74,286             762,174
   * #   Multimedia Games, Inc.                                                              72,635             775,015
     *   Nathan's Famous, Inc.                                                                7,000              58,023
         National Presto Industries, Inc.                                                     6,800             291,380
     *   National RV Holdings, Inc.                                                          25,700             227,959
   * #   Nature Vision, Inc.                                                                    500               2,315
         Nautilus Group, Inc.                                                                85,500           2,288,835
   * #   Navarre Corp.                                                                       70,160             631,440
     *   Navigant International, Inc.                                                        39,814             504,045
         Nelson (Thomas), Inc.                                                               35,900             834,675
   * #   Netflix, Inc.                                                                      135,582           1,937,467
     *   Nevada Gold & Casinos, Inc.                                                         33,350             366,516
     *   New Frontier Media, Inc.                                                             3,400              20,400
     *   Nitches, Inc.                                                                          864               3,879
     *   Nobel Learning Communities, Inc.                                                     6,500              56,875
         Nobility Homes, Inc.                                                                 4,100             102,869
         Noble International, Ltd.                                                           24,160             498,904
     *   NTN Communications, Inc.                                                           138,693             302,351
     *   Nutri/System, Inc.                                                                  79,900             979,574
         Oakley, Inc.                                                                       176,900           2,600,430
     *   O'Charleys, Inc.                                                                    55,962           1,039,214
     *   Odd Job Stores, Inc.                                                                12,700               1,905
     *   One Price Clothing Stores, Inc.                                                      2,557                   2
   * #   Oneida, Ltd.                                                                        28,700              67,445
     *   Opinion Research Corp.                                                               6,700              47,168
     #   Orleans Homebuilders, Inc.                                                          48,600           1,088,640
         OshKosh B'Gosh, Inc. Class A                                                        24,355             630,307
   * #   Overstock.com, Inc.                                                                 51,500           1,971,935
         Oxford Industries, Inc.                                                             43,100           1,541,256
     *   P & F Industries, Inc. Class A                                                       1,300              21,125
     *   P.F. Chang's China Bistro, Inc.                                                     56,300           3,336,901
   * #   Palm Harbor Homes, Inc.                                                             58,511           1,095,911
     *   Panera Bread Co.                                                                    10,635             672,132
     *   Pantry, Inc.                                                                        52,800           2,042,832
     *   Papa John's International, Inc.                                                     43,200           1,684,800
     *   Party City Corp.                                                                    44,791             598,856
     *   Paxson Communications Corp.                                                        118,700              89,025
     *   Payless Cashways, Inc.                                                                  60                   0
     *   Payless ShoeSource, Inc.                                                           177,000           2,978,910
     *   PC Mall, Inc.                                                                       30,017             148,557
   * #   Pegasus Communications Corp.                                                        17,540             110,063
         Pep Boys - Manny, Moe & Jack                                                       143,000           1,910,480
     *   Perry Ellis International, Inc.                                                     23,900             478,000
     *   PetMed Express, Inc.                                                                60,965             430,413
         Phillips-Van Heusen Corp.                                                           83,200           2,578,368
     *   Phoenix Gold International, Inc.                                                       600                 330
         Pier 1 Imports, Inc.                                                                55,200             926,808
     *   Pinnacle Entertainment, Inc.                                                       104,800           1,826,664
     *   Playboy Enterprises, Inc. Class A                                                    4,700              53,909
   * #   Playboy Enterprises, Inc. Class B                                                   74,100             938,847
     *   Point.360                                                                            9,000              26,820

     *   Pomeroy IT Solutions, Inc.                                                          31,837             400,828
     #   Pre-Paid Legal Services, Inc.                                                       40,350           1,519,984
   * #   Priceline.com, Inc.                                                                101,016           2,419,333
     *   PRIMEDIA, Inc.                                                                     658,238           2,402,569
     *   Princeton Review, Inc.                                                              14,600              79,862
     *   ProQuest Co.                                                                        77,300           2,481,330
     *   Provide Commerce                                                                    29,200             674,812
         Pulitzer, Inc.                                                                      23,800           1,522,248
     *   QEP Co., Inc.                                                                        2,125              22,057
         Quaker Fabric Corp.                                                                 41,950             145,986
   * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                   86,271             366,652
     *   R&B, Inc.                                                                           16,800             225,960
     *   Radio One, Inc.                                                                     25,300             319,286
     *   Radio One, Inc.                                                                      8,150             102,690
     *   Rare Hospitality International, Inc.                                                88,450           2,744,603
         Raytech Corp.                                                                       16,400              25,420
     *   RC2 Corp.                                                                           52,991           1,909,796
     *   Reading International, Inc. Class A                                                 18,149             120,872
     *   Reading International, Inc. Class B                                                  1,060               6,890
     *   Red Robin Gourmet Burgers, Inc.                                                      5,599             307,273
     *   RedEnvelope, Inc.                                                                    2,000              19,900
     *   Regent Communications, Inc.                                                        114,113             684,678
     *   Rentrak Corp.                                                                       26,900             270,345
     *   Rent-Way, Inc.                                                                      68,200             632,214
     *   Reptron Electronics, Inc.                                                              343                 480
     *   Restoration Hardware, Inc.                                                          85,900             608,172
     *   Retail Ventures, Inc.                                                               91,400           1,030,078
     *   Rex Stores Corp.                                                                    26,600             372,400
     *   Rexhall Industries, Inc.                                                             3,142                 581
     *   Riviera Holdings Corp.                                                              10,800             218,700
     *   Rockford Corp.                                                                      14,600              38,106
     *   Rocky Shoes & Boots, Inc.                                                            4,500             133,155
     *   Rubio's Restaurants, Inc.                                                           23,195             212,234
         Russ Berrie & Co., Inc.                                                             54,100             703,841
         Russell Corp.                                                                       85,300           1,595,110
     *   Ryan's Restaurant Group, Inc.                                                      107,800           1,504,888
     *   S&K Famous Brands, Inc.                                                              2,100              33,600
     *   Safety Components International, Inc.                                                  118               1,646
     *   Saga Communications, Inc. Class A                                                   47,625             657,225
     *   Salem Communications Corp.                                                          52,969             962,447
   * #   Salton, Inc.                                                                        29,600              30,784
     *   Sands Regent Casino Hotel                                                            2,000              18,920
         Saucony, Inc. Class A                                                                2,700              53,730
         Saucony, Inc. Class B                                                                3,500              68,600
         Sauer-Danfoss, Inc.                                                                 49,600             974,640
     *   Schieb (Earl), Inc.                                                                  2,200               7,425
     *   Scholastic Corp.                                                                    97,062           3,641,766
         SCP Pool Corp.                                                                      68,384           2,449,515
     *   Select Comfort Corp.                                                                93,175           2,264,152
         Service Corp. International                                                        208,300           1,578,914
   * #   Sharper Image Corp.                                                                 40,800             542,232
     *   Shiloh Industries, Inc.                                                             40,866             462,194
     *   Shoe Carnival, Inc.                                                                 38,079             697,988
   * #   Shoe Pavilion, Inc.                                                                  6,200              29,388
     *   ShopKo Stores, Inc.                                                                 65,800           1,560,118

   * #   Shuffle Master, Inc.                                                                92,130           2,524,362
         Sinclair Broadcast Group, Inc. Class A                                             115,200           1,014,912
     *   Six Flags, Inc.                                                                    241,905           1,066,801
     *   Skechers U.S.A., Inc. Class A                                                       58,000             734,860
         Skyline Corp.                                                                        8,300             324,530
     *   Smith & Wesson Holding Corp.                                                        79,900             303,620
     *   Smith & Wollensky Restaurant Group, Inc.                                            13,400              84,286
         Sonic Automotive, Inc.                                                              76,300           1,626,716
     *   Sotheby's Holdings, Inc. Class A                                                   119,900           1,682,197
     *   Source Interlink Companies, Inc.                                                    74,500             726,375
     *   Southern Energy Homes, Inc.                                                         13,825              80,876
     *   Spanish Broadcasting System, Inc.                                                  104,500             903,925
     *   SPAR Group, Inc.                                                                     2,900               6,206
         Spartan Motors, Inc.                                                                32,545             349,533
         Speedway Motorsports, Inc.                                                          67,390           2,311,477
     *   Sport Chalet, Inc.                                                                   2,700              39,420
     *   Sport Supply Group, Inc.                                                             8,900              27,946
     *   Sport-Haley, Inc.                                                                    2,700               9,477
     *   Sportsman's Guide, Inc.                                                             18,533             315,042
     *   Stage Stores, Inc.                                                                  46,172           1,803,017
     *   Stamps.com, Inc.                                                                    58,923           1,317,518
         Standard Motor Products, Inc.                                                       50,500             569,135
         Stanley Furniture, Inc.                                                              6,700             283,075
         Star Buffet, Inc.                                                                    2,800              19,572
     *   Steak n Shake Co.                                                                   71,818           1,478,733
     *   Stein Mart, Inc.                                                                   110,616           2,661,421
     *   Steinway Musical Instruments, Inc.                                                  18,800             532,416
         Stewart Enterprises, Inc.                                                          274,470           1,624,862
     *   Stoneridge, Inc.                                                                    59,200             462,944
     *   Strattec Security Corp.                                                              4,100             207,583
         Strayer Education, Inc.                                                              8,300             722,100
         Stride Rite Corp.                                                                   94,500           1,123,605
         Sturm Ruger & Co., Inc.                                                             70,000             569,800
     *   Sunterra Corp.                                                                         400               6,240
     #   Superior Industries International, Inc.                                             69,200           1,567,380
         Superior Uniform Group, Inc.                                                         7,000              96,950
         Syms Corp.                                                                          28,200             368,856
     *   Systemax, Inc.                                                                      63,568             404,928
     *   Tag-It Pacific, Inc.                                                                46,900             109,746
         Tandy Brand Accessories, Inc.                                                        5,900              77,526
     *   Tarrant Apparel Group                                                               42,115             114,553
     *   TBC Corp.                                                                           57,990           1,480,485
         Technical Olympic USA, Inc.                                                        145,740           3,191,706
     *   Tenneco Automotive, Inc.                                                           112,800           1,692,000
     *   The Children's Place Retail Stores, Inc.                                            70,200           3,279,042
     *   The Dress Barn, Inc.                                                                80,252           1,452,561
         The Marcus Corp.                                                                    54,000           1,189,620
     *   The Mens Warehouse, Inc.                                                            94,000           4,828,780
     *   The Rowe Companies                                                                  13,100              50,566
     *   The Sports Authority, Inc.                                                          67,206           2,150,592
     *   The Sports Club Co., Inc.                                                           20,100              33,165
   * #   TiVo, Inc.                                                                         209,126           1,409,509
     *   Too, Inc.                                                                           90,200           1,793,176
   * #   Tower Automotive, Inc.                                                             111,100              11,777
     *   Tractor Supply Co.                                                                  91,932           4,083,619

         Traffix, Inc.                                                                       35,600             170,880
     *   Trans World Entertainment Corp.                                                     78,400           1,019,200
     *   Transpro, Inc.                                                                      16,100             109,319
         Triarc Companies, Inc. Class A                                                      61,700             965,605
         Triarc Companies, Inc. Class B                                                      49,000             705,600
   * #   Tropical Sportswear International Corp.                                             13,075                 157
     *   Tuesday Morning Corp.                                                              106,836           3,246,746
         Tupperware Corp.                                                                   154,400           3,489,440
     *   Tweeter Home Entertainment Group, Inc.                                              63,900             226,206
     *   Ultimate Electronics, Inc.                                                             858                  60
   * #   Unapix Entertainment, Inc.                                                           6,100                  25
     *   Unifi, Inc.                                                                        135,234             434,101
         Unifirst Corp.                                                                      23,650             865,590
         United Auto Group, Inc.                                                            120,800           3,720,640
     *   United Retail Group, Inc.                                                           22,866             158,690
     *   Universal Electronics, Inc.                                                         35,324             589,204
     *   Universal Technical Institute, Inc.                                                  4,800             146,640
     *   Vail Resorts, Inc.                                                                  92,100           2,532,750
         Value Line, Inc.                                                                     9,900             359,568
     *   ValueVision Media, Inc. Class A                                                     95,452             918,248
     *   Varsity Group, Inc.                                                                 25,136             151,319
     *   Vertrue, Inc.                                                                       24,000             907,200
     *   Virco Manufacturing Corp.                                                           13,269              95,537
     #   Visteon Corp.                                                                      325,000           2,479,750
     *   Warnaco Group, Inc.                                                                120,017           2,561,163
     *   Waxman Industries, Inc.                                                                600               4,275
     *   WCI Communities, Inc.                                                              117,100           3,501,290
         Wellco Enterprises, Inc.                                                             1,000              13,135
     *   Wells-Gardner Electronics Corp.                                                     22,261              75,687
     *   West Marine, Inc.                                                                   54,078             897,154
     *   Westcoast Hospitality Corp.                                                         12,900              88,881
   * #   Wet Seal, Inc. Class A                                                              90,237             384,410
         Weyco Group, Inc.                                                                      600              11,502
     *   Whitehall Jewelers, Inc.                                                            30,250             219,312
     *   Wickes, Inc.                                                                         4,400                  13
     *   William Lyon Homes, Inc.                                                            22,500           2,025,000
     *   Wilsons The Leather Experts, Inc.                                                  101,045             593,134
     *   Winmark Corp.                                                                        3,800              82,650
     #   Winnebago Industries, Inc.                                                          87,400           2,857,106
   * #   WMS Industries, Inc.                                                                80,900           2,570,193
         Wolverine World Wide, Inc.                                                         150,600           3,460,788
         World Wrestling Federation Entertainment, Inc.                                      54,200             587,528
     *   Worldwide Restaurant Concepts, Inc.                                                 71,400             457,674
         Yankee Candle Co., Inc.                                                            105,700           3,334,835
     *   Young Broadcasting, Inc. Class A                                                    44,662             257,253
     *   Zapata Corp.                                                                        18,720             121,118
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $378,480,696)                                                                                         441,458,478
                                                                                                       ----------------

Industrials -- (14.7%)
     *   3-D Systems Corp.                                                                   24,600             521,520
     *   AAON, Inc.                                                                          13,100             234,490
     *   AAR Corp.                                                                           83,683           1,342,275
     *   Ablest, Inc.                                                                         2,100              14,532
         ABM Industries, Inc.                                                               130,400           2,486,728

         Abrams Industries, Inc.                                                                200               1,054
     *   ABX Air, Inc.                                                                       66,600             500,832
         Aceto Corp.                                                                         63,525             461,827
     *   ACT Manufacturing, Inc.                                                                800                   8
     *   Active Power, Inc.                                                                 125,456             336,222
     *   Actuant Corp.                                                                       69,980           3,149,100
         Acuity Brands, Inc.                                                                 33,500             822,425
         Administaff, Inc.                                                                   66,200           1,414,032
     *   AeroCentury Corp.                                                                      300                 948
     *   Aerosonic Corp.                                                                      3,900              20,163
     *   AirNet Systems, Inc.                                                                22,200             110,778
     *   Airtran Holdings, Inc.                                                             231,500           2,259,440
     *   Akorn, Inc.                                                                         31,100              91,434
         Alamo Group, Inc.                                                                   12,500             255,000
     *   Alaska Air Group, Inc.                                                              73,200           2,160,864
         Albany International Corp. Class A                                                  75,672           2,366,263
         Alexander & Baldwin, Inc.                                                           57,915           2,574,322
     *   Allied Defense Group, Inc.                                                          12,400             295,616
     *   Allied Holdings, Inc.                                                                8,300               9,130
         Ambassadors International, Inc.                                                      9,800             125,636
     *   Amerco, Inc.                                                                        14,700             781,746
   * #   America West Holdings Corp. Class B                                                 94,800             530,880
         American Ecology Corp.                                                              14,650             185,469
     *   American Locker Group, Inc.                                                            300               1,383
     *   American Science & Engineering, Inc.                                                21,300             811,743
     *   American Superconductor Corp.                                                       83,099             735,426
         American Woodmark Corp.                                                             44,476           1,494,838
         Ameron International Corp.                                                          22,800             752,400
     *   AML Communications, Inc.                                                             7,800               8,346
         Ampco-Pittsburgh Corp.                                                               9,600             110,688
   * #   AMR Corp.                                                                           44,000             567,600
         Amrep Corp.                                                                          6,500             141,115
         Angelica Corp.                                                                      22,900             606,163
     *   APAC Customer Services, Inc.                                                       102,850              98,736
         Apogee Enterprises, Inc.                                                            73,910           1,034,001
         Applied Industrial Technologies, Inc.                                               80,550           2,451,942
         Applied Signal Technologies, Inc.                                                   29,500             516,250
     *   ARGON ST, Inc.                                                                      49,025           1,683,028
         Arkansas Best Corp.                                                                 65,500           2,143,815
     *   Armor Holdings, Inc.                                                                88,800           3,352,200
   * #   Armstrong Holdings, Inc.                                                             4,400              13,508
   * #   Arotech Corp.                                                                       90,691              96,132
     *   Artesyn Technologies, Inc.                                                          82,300             677,329
     *   Art's-Way Manufacturing Co., Inc.                                                      200               1,254
     *   Astec Industries, Inc.                                                              53,900           1,182,027
     *   Astronics Corp.                                                                      7,725              62,186
   * #   AstroPower, Inc.                                                                     5,058                   5
     *   ASV, Inc.                                                                           35,316           1,281,971
   * #   ATA Holdings Corp.                                                                  24,879              22,391
     *   Ault, Inc.                                                                           4,500              11,205
   * #   Avalon Holding Corp. Class A                                                         1,550               7,580
     *   Aviall, Inc.                                                                        95,900           2,951,802
     *   Axsys Technologies, Inc.                                                             7,050             120,132
     *   AZZ, Inc.                                                                            8,200             131,282
         Badger Meter, Inc.                                                                   6,400             240,768

     *   Baker (Michael) Corp.                                                                7,600             131,176
         Baldor Electric Co.                                                                 89,033           2,239,180
     *   Baldwin Technology Co., Inc. Class A                                                13,300              39,900
         Banta Corp.                                                                         67,300           2,955,816
         Barnes Group, Inc.                                                                  60,600           1,859,208
     *   Barrett Business Services, Inc.                                                      8,700             125,802
     *   BE Aerospace, Inc.                                                                 147,610           2,135,917
         Bowne & Co., Inc.                                                                   89,600           1,187,200
         Brady Co. Class A                                                                  113,700           3,475,809
     *   BTU International, Inc.                                                             12,900              48,891
     *   Butler International, Inc.                                                           8,400              27,720
         C&D Technologies, Inc.                                                              65,900             482,388
     *   Cannon Express, Inc.                                                                   200                   0
     *   Capstone Turbine Corp.                                                              78,300              78,300
         Cascade Corp.                                                                       32,900           1,158,738
     *   Casella Waste Systems, Inc. Class A                                                 64,089             731,255
     *   Catalytica Energy Systems, Inc.                                                     19,891              39,185
     *   CD&L, Inc.                                                                           2,600               4,940
         CDI Corp.                                                                           50,300           1,073,402
     *   Celadon Group, Inc.                                                                 26,879             486,510
         Central Parking Corp.                                                               96,837           1,636,545
     *   Century Business Services, Inc.                                                    196,557             788,194
     *   Cenveo, Inc.                                                                       131,500           1,101,970
     *   Ceradyne, Inc.                                                                      64,365           1,486,188
         CERBCO, Inc. Class A                                                                   200               1,975
         Champion Industries, Inc.                                                            9,674              40,631
     *   Channell Commercial Corp.                                                            6,600              39,732
         Chase Corp.                                                                          4,000              56,320
         Chicago Rivet & Machine Co.                                                            200               5,956
         CIRCOR International, Inc.                                                          40,690           1,007,078
         Clarcor, Inc.                                                                      138,600           3,893,274
     *   Clean Harbors, Inc.                                                                 37,200             771,900
     *   CNE Group, Inc.                                                                      2,000                 320
     *   Coinstar, Inc.                                                                      68,100           1,289,814
         Collins Industries, Inc.                                                             7,000              35,000
     *   Columbus McKinnon Corp.                                                             38,700             365,328
     *   Comforce Corp.                                                                      13,277              25,757
     *   Comfort Systems USA, Inc.                                                          101,800             640,322
   * #   Compudyne Corp.                                                                     20,804             125,864
         CompX International, Inc.                                                            5,100              73,695
     *   Conrad Industries, Inc.                                                              7,200               9,396
     *   Consolidated Freightways Corp.                                                         550                   2
     *   Consolidated Graphics, Inc.                                                         35,582           1,506,186
   * #   Continental Airlines, Inc.                                                         179,500           2,487,870
     *   Cornell Companies, Inc.                                                             37,600             482,784
     *   Correctional Services Corp.                                                         20,512              59,278
     *   Corrections Corporation of America                                                  95,400           3,443,940
     *   Corrpro Companies, Inc.                                                              7,275               5,820
     *   CoStar Group, Inc.                                                                  47,611           1,913,010
     *   Covenant Transport, Inc. Class A                                                    31,955             443,535
     *   CPI Aerostructures, Inc.                                                            13,666             127,504
     *   CRA International, Inc.                                                              9,000             512,910
     *   Cross (A.T.) Co. Class A                                                            14,700              73,941
     *   Crown Andersen, Inc.                                                                 1,000               1,025
         Cubic Corp.                                                                         69,500           1,223,200

     *   CUNO, Inc.                                                                          46,408           3,299,609
         Curtiss-Wright Corp.                                                                11,600             634,288
   * #   Delta Air Lines, Inc.                                                              367,200           1,413,720
     *   DHB Industries, Inc.                                                               114,200             897,612
     *   DiamondCluster International, Inc.                                                  93,450           1,222,326
     *   Distributed Energy Systems Corp.                                                    92,650             307,598
     *   Dollar Thrifty Automotive Group, Inc.                                               65,600           2,360,944
     *   DRS Technologies, Inc.                                                              48,500           2,283,380
     *   Ducommun, Inc.                                                                      26,000             427,700
     *   Duratek, Inc.                                                                       13,500             296,055
     *   Dycom Industries, Inc.                                                             126,566           2,485,756
     *   Dynamex, Inc.                                                                       29,500             530,705
   * #   Dynamic Materials Corp.                                                              2,000              87,600
         Eastern Co.                                                                          4,950             109,346
         Ecology & Environment, Inc. Class A                                                  2,000              13,000
         EDO Corp.                                                                           52,000           1,480,440
     *   EGL, Inc.                                                                          123,096           2,342,517
     *   Electro Rent Corp.                                                                  64,261             755,067
         ElkCorp                                                                             51,600           1,702,800
     *   EMCOR Group, Inc.                                                                   39,000           1,852,500
     *   Encore Wire Corp.                                                                   60,088             660,968
   * #   Energy Conversion Devices, Inc.                                                     66,197           1,276,278
         Engineered Support Systems, Inc.                                                    87,913           3,428,607
     *   ENGlobal Corp.                                                                       2,500               9,075
         Ennis, Inc.                                                                         68,600           1,090,054
     *   EnPro Industries, Inc.                                                              54,300           1,469,901
     *   Environmental Tectonics Corp.                                                        7,100              38,553
     *   ESCO Technologies, Inc.                                                             32,000           2,712,000
         Espey Manufacturing & Electronics Corp.                                                400              10,740
     *   Essex Corp.                                                                          2,900              54,230
     *   Esterline Technologies Corp.                                                        65,200           2,536,280
     *   Evercel, Inc.                                                                          466                 466
     *   Evergreen Solar, Inc.                                                              138,827             701,076
     *   Exponent, Inc.                                                                       6,700             165,959
     *   ExpressJet Holdings, Inc.                                                          141,500           1,221,145
         Federal Signal Corp.                                                               125,100           1,955,313
     *   Fiberstars, Inc.                                                                    18,900             178,605
     *   First Aviation Services, Inc.                                                        6,200              25,420
     *   First Consulting Group, Inc.                                                        63,503             328,946
     *   Flanders Corp.                                                                      68,397             681,918
         Florida East Coast Industries, Inc.                                                 83,600           3,516,216
   * #   Flow International Corp.                                                            33,300             216,450
     *   Flowserve Corp.                                                                    143,600           4,231,892
   * #   FLYi, Inc.                                                                          68,000              51,680
         Forward Air Corp.                                                                  125,001           3,356,277
     *   Foster (L.B.) Co. Class A                                                           10,000              90,000
     *   Foster Wheeler, Ltd.                                                                 2,030              30,044
         Franklin Electric Co., Inc.                                                         21,600             829,872
     *   Frontier Airlines, Inc.                                                             92,643           1,131,171
     *   Frozen Food Express Industries, Inc.                                                45,199             485,889
     *   FTI Consulting, Inc.                                                               112,225           2,467,828
   * #   FuelCell Energy, Inc.                                                              125,254           1,019,568
         G & K Services, Inc. Class A                                                        50,055           1,970,165
     *   Gardner Denver Machinery, Inc.                                                      59,988           2,300,540
         GATX Corp.                                                                         118,700           3,961,019

     *   Gehl Co.                                                                            16,900             506,797
         Gencorp, Inc.                                                                       99,711           1,884,538
     *   General Binding Corp.                                                               13,300             275,177
     *   General Cable Corp.                                                                103,400           1,448,634
     *   General Employment Enterprises, Inc.                                                 3,100               4,061
     *   Genesee & Wyoming, Inc.                                                             63,050           1,761,617
     *   Genlyte Group, Inc.                                                                 63,000           2,807,280
         Gevity HR, Inc.                                                                     70,510           1,209,247
     *   Global Payment Technologies, Inc.                                                    5,500              24,750
     *   Global Power Equipment Group, Inc.                                                 121,600             931,456
         Gorman-Rupp Co.                                                                      9,968             202,350
     *   GP Strategies Corp.                                                                 30,960             219,816
     *   Graftech International, Ltd.                                                       243,700           1,072,280
         Graham Corp.                                                                         1,000              20,220
         Granite Construction, Inc.                                                         108,200           2,537,290
         Greenbrier Companies, Inc.                                                          14,100             390,852
     *   Griffon Corp.                                                                       75,380           1,502,323
         Hardinge, Inc.                                                                       8,800             142,718
         Harland (John H.) Co.                                                               72,300           2,723,541
     *   Hawaiian Holdings, Inc.                                                             29,875             159,533
     *   Hawk Corp.                                                                           8,500              95,115
         Healthcare Services Group, Inc.                                                     24,975             467,033
         Heartland Express, Inc.                                                            144,343           2,894,077
         Heico Corp.                                                                         25,900             546,490
         Heico Corp. Class A                                                                 36,765             617,284
     *   Heidrick & Struggles International, Inc.                                            49,853           1,251,809
     *   Herley Industries, Inc.                                                             36,500             639,115
     *   Hexcel Corp.                                                                       134,000           2,189,560
     *   Hirsch International Corp. Class A                                                   3,300               3,300
     *   Hi-Shear Technology Corp.                                                            8,600              31,304
     *   Hub Group, Inc. Class A                                                             15,700             431,436
     *   Hudson Highland Group, Inc.                                                          5,560              89,016
     *   Hudson Technologies, Inc.                                                            4,800               4,416
         Hughes Supply, Inc.                                                                  8,330             216,580
     *   Hurco Companies, Inc.                                                                6,800             118,388
     *   Huttig Building Products, Inc.                                                       7,700              84,007
     *   ICT Group, Inc.                                                                     19,274             179,055
     *   II-VI, Inc.                                                                         75,740           1,247,438
         IKON Office Solutions, Inc.                                                        171,760           1,664,354
     *   Imagistics International, Inc.                                                      11,400             307,116
     *   Industrial Distribution Group, Inc.                                                 24,106             211,892
     *   Infrasource Services, Inc.                                                           4,700              51,700
     *   Innotrac Corp.                                                                      11,600              98,484
     *   Innovative Solutions & Support, Inc.                                                12,700             439,928
     *   Insituform Technologies, Inc. Class A                                               67,119             996,046
   * #   Integrated Electrical Services, Inc.                                                85,100             129,352
         International Aluminum Corp.                                                         2,100              72,450
     *   International Shipholding Corp.                                                      6,100              89,060
         Interpool, Inc.                                                                     38,000             825,360
   * #   Ionatron, Inc.                                                                      17,500             155,750
     *   Jacuzzi Brands, Inc.                                                               199,378           2,035,649
         JLG Industries, Inc.                                                               128,500           3,275,465
     *   JPS Industries, Inc.                                                                 9,200              44,160
     *   Kadant, Inc.                                                                        36,020             738,410
         Kaman Corp. Class A                                                                 57,000             881,790

     *   Kansas City Southern                                                               163,100           3,260,369
         Kaydon Corp.                                                                        73,300           2,091,982
     *   Keith Companies, Inc.                                                               11,400             241,110
         Kelly Services, Inc. Class A                                                        83,266           2,315,627
     *   Key Technology, Inc.                                                                 4,700              51,700
     *   Kforce, Inc.                                                                       103,155             829,366
     *   Kirby Corp.                                                                         64,500           2,751,570
         Knight Transportation, Inc.                                                        146,953           3,593,001
     *   Korn/Ferry International                                                           104,000           1,649,440
     *   K-Tron International, Inc.                                                           2,400              68,640
     *   KVH Industries, Inc.                                                                37,628             349,564
     *   LaBarge, Inc.                                                                       38,500             546,315
     *   Labor Ready, Inc.                                                                  110,600           2,282,784
     *   Ladish Co., Inc.                                                                    19,500             216,450
     *   Lancer Corp.                                                                         9,325             161,323
         Lawson Products, Inc.                                                                9,600             410,880
     *   Layne Christensen Co.                                                               11,600             200,680
     *   Learning Tree International, Inc.                                                   44,081             567,322
         Lennox International, Inc.                                                         158,705           3,370,894
         Lincoln Electric Holdings, Inc.                                                    107,661           3,526,974
         Lindsay Manufacturer Co.                                                            30,600             612,306
     *   LMI Aerospace, Inc.                                                                  7,900              35,740
         LSI Industries, Inc.                                                                51,383             698,295
     *   Lydall, Inc.                                                                        41,900             345,256
     *   Lynch Corp.                                                                          1,500              13,800
     *   Mac-Gray Corp.                                                                      18,500             161,320
     *   Magnetek, Inc.                                                                      74,200             163,982
     *   MAIR Holdings, Inc.                                                                 52,916             504,819
     *   Marten Transport, Ltd.                                                               9,450             185,315
     *   Mastec, Inc.                                                                       126,050           1,066,383
     *   Maxco, Inc.                                                                          3,100              13,550
         McGrath Rentcorp.                                                                   63,214           1,457,083
     *   Meadow Valley Corp.                                                                  2,400              12,672
   * #   Medialink Worldwide, Inc.                                                            5,900              18,585
         Mercury Air Group, Inc.                                                              4,950              17,127
     *   Mercury Computer Systems, Inc.                                                      54,800           1,583,720
     *   Merrimac Industries, Inc.                                                            2,860              25,454
   * #   Mesa Air Group, Inc.                                                                79,035             504,243
         Met-Pro Corp.                                                                        8,100             116,721
     *   MFRI, Inc.                                                                           4,900              38,019
   * #   Microvision, Inc.                                                                   55,923             361,822
         Middleby Corp.                                                                      23,187           1,279,922
     *   Midwest Air Group, Inc.                                                             45,000              88,200
     *   Milacron, Inc.                                                                     162,405             354,043
   * #   Millennium Cell, Inc.                                                               58,900              88,939
     *   Miller Industries, Inc.                                                              9,280             110,896
         Mine Safety Appliances Co.                                                          94,500           4,329,045
     *   Misonix, Inc.                                                                       17,000              97,954
     *   Mobile Mini, Inc.                                                                   38,215           1,410,898
   * #   Modtech Holdings, Inc.                                                              37,650             233,430
     *   Moog, Inc. Class A                                                                  28,800             874,080
     *   Moog, Inc. Class B                                                                   4,950             151,965
     *   Morgan Group Holding Co.                                                               200                  19
     *   MPW Industrial Services Group, Inc.                                                  5,000              11,075
     *   MTC Technologies, Inc.                                                              15,400             516,362

         Mueller Industries, Inc.                                                            95,145           2,568,915
         Multi-Color Corp.                                                                    2,250              59,175
     *   M-Wave, Inc.                                                                         2,900               3,074
         NACCO Industries, Inc. Class A                                                       6,500             666,250
     *   Nashua Corp.                                                                         5,800              52,200
   * #   National Patent Development Corp.                                                   14,560              34,070
     *   National Technical Systems, Inc.                                                     8,600              39,044
     *   Navigant Consulting, Inc.                                                          125,400           2,876,676
     *   NCI Building Systems, Inc.                                                          53,600           1,851,344
     *   NCO Group, Inc.                                                                     82,622           1,640,883
     *   NES Rentals Holdings, Inc.                                                              36                 353
     *   New Horizons Worldwide, Inc.                                                        12,400              44,764
         Nordson Corp.                                                                       94,675           2,943,446
     *   North America Galvanizing & Coatings, Inc.                                           6,700              13,668
   * #   Northwest Airlines Corp.                                                           218,445           1,330,330
     *   NuCo2, Inc.                                                                         19,100             452,288
     *   Odyssey Marine Exploration, Inc.                                                   106,200             510,822
     *   Old Dominion Freight Line, Inc.                                                     64,548           1,966,778
     *   On Assignment, Inc.                                                                 65,015             344,580
     *   Orbit International Corp.                                                            1,582              16,168
     *   Orbital Sciences Corp.                                                             134,152           1,302,616
         Outlook Group Corp.                                                                  2,400              18,960
     *   P.A.M. Transportation Services, Inc.                                                20,550             338,664
     *   Paragon Technologies, Inc.                                                           4,200              45,150
     *   Park-Ohio Holdings Corp.                                                            10,400             158,600
     *   Patrick Industries, Inc.                                                             4,500              40,302
     *   Patriot Transportation Holding, Inc.                                                 2,500             130,750
     *   Peerless Manufacturing Co.                                                           3,000              41,730
   * #   Pemco Aviation Group, Inc.                                                             950              23,655
     *   Perini Corp.                                                                        65,800             992,264
     *   Pico Holdings, Inc.                                                                 17,100             442,719
     *   Pinnacle Airlines Corp.                                                                800               7,840
   * #   Plug Power, Inc.                                                                   190,443           1,184,555
     *   Portfolio Recovery Associates, Inc.                                                 40,305           1,588,420
     *   Powell Industries, Inc.                                                             19,159             352,909
     *   Power-One, Inc.                                                                    201,561           1,104,554
     *   PPT Vision, Inc.                                                                     1,700               2,159
         Preformed Line Products Co.                                                          1,200              40,956
     *   PRG-Schultz International, Inc.                                                    161,219             622,305
         Providence & Worcester Railroad Co.                                                  3,000              39,750
     *   PW Eagle, Inc.                                                                       7,000              46,060
     *   Quanta Services, Inc.                                                              302,100           2,727,963
     *   Quipp, Inc.                                                                          1,400              15,099
         Quixote Corp.                                                                       22,740             442,975
     *   RailAmerica, Inc.                                                                   98,200           1,145,994
         Raven Industries, Inc.                                                              46,850           1,193,738
     *   RCM Technologies, Inc.                                                              10,500              48,300
         Regal-Beloit Corp.                                                                  75,504           1,940,453
     *   RemedyTemp, Inc.                                                                    15,100             148,735
     *   Republic Airways Holdings, Inc.                                                      1,600              20,416
     *   Resources Connection, Inc.                                                         123,036           2,450,877
         Robbins & Myers, Inc.                                                               37,800             893,970
         Rollins, Inc.                                                                      178,050           3,632,220
     *   Rush Enterprises, Inc. Class A                                                      16,900             243,191
     *   Rush Enterprises, Inc. Class B                                                       7,000             101,850

         Schawk, Inc.                                                                        22,200             534,132
     *   School Specialty, Inc.                                                               3,900             152,958
   * #   Schuff International, Inc.                                                           7,000              21,525
     *   SCS Transportation, Inc.                                                            38,654             705,436
     *   Secom General Corp.                                                                    140                 200
     *   Senomyx, Inc.                                                                        1,100              15,213
     *   Sequa Corp. Class A                                                                  6,900             400,200
     *   Sequa Corp. Class B                                                                  2,600             154,076
     *   Servotronics, Inc.                                                                   1,100               5,225
     *   Shaw Group, Inc.                                                                   166,587           3,356,728
     *   Sholodge, Inc.                                                                       5,100              20,018
     *   SIFCO Industries, Inc.                                                               5,400              18,522
     *   Simclar, Inc.                                                                        6,500              21,905
         Simpson Manufacturing Co., Inc.                                                    103,100           2,963,094
     *   Sirva, Inc.                                                                          4,200              32,970
     *   Sitel Corp.                                                                        176,800             350,064
         Skywest, Inc.                                                                      144,796           2,641,079
     *   SL Industries, Inc.                                                                  5,900             100,713
         Smith (A.O.) Corp.                                                                  57,200           1,793,792
         Smith (A.O.) Corp. Convertible Class A                                               3,750             117,600
     *   Smithway Motor Xpress Corp. Class A                                                  4,000              24,000
     *   SOURCECORP, Inc.                                                                    34,502             738,688
     *   Spacehab, Inc.                                                                      27,766              39,150
     *   Sparton Corp.                                                                        8,334              83,173
     *   Spherion Corp.                                                                     159,120             870,386
   * #   Spherix, Inc.                                                                       12,100              20,691
     *   Spire Corp.                                                                          6,700              29,480
   * #   Standard Automotive Corp.                                                            4,400                   0
     *   Standard Parking Corp.                                                               1,500              22,515
         Standard Register Co.                                                               61,100             867,620
         Standex International Corp.                                                         32,100             858,996
         Starrett (L.S.) Co. Class A                                                          4,800              81,936
     *   Sterling Construction Co., Inc.                                                      8,700              64,206
         Stewart & Stevenson Services, Inc.                                                  74,802           1,787,020
     *   Stonepath Group, Inc.                                                               69,400              48,580
     *   Strategic Distribution, Inc.                                                         3,029              31,199
         Sun Hydraulics, Inc.                                                                 4,900             180,908
         Supreme Industries, Inc.                                                            11,408              74,722
     *   Swift Transportation Co., Inc.                                                       6,343             155,721
         Sypris Solutions, Inc.                                                              44,847             472,687
         TB Wood's Corp.                                                                      7,600              43,928
     *   Team, Inc.                                                                           7,600             144,400
     *   TeamStaff, Inc.                                                                     20,200              33,128
         Tech/Ops Sevcon, Inc.                                                                3,100              18,445
         Technology Research Corp.                                                           14,350              71,894
         Tecumseh Products Co. Class A                                                       34,700             948,698
     *   Teledyne Technologies, Inc.                                                         86,300           2,728,806
     *   TeleTech Holdings, Inc.                                                            194,300           1,587,431
         Tennant Co.                                                                         22,500             839,250
     *   Terex Corp.                                                                             21                 830
     *   Tetra Tech, Inc.                                                                   146,896           1,770,097
         The Alpine Group, Inc.                                                              13,500              20,925
     *   The Geo Group, Inc.                                                                 25,000             606,750
     *   The Lamson & Sessions Co.                                                           36,000             392,040
         The Manitowoc Co., Inc.                                                             76,750           3,110,678

     *   Thomas Group, Inc.                                                                   4,000               8,040
         Thomas Industries, Inc.                                                             44,750           1,784,183
         Titan International, Inc.                                                           19,600             289,492
         Todd Shipyards Corp.                                                                 6,300             121,275
     *   Trailer Bridge, Inc.                                                                 9,800              76,440
     *   Transport Corp. of America                                                           5,200              32,500
     *   Transtechnology Corp.                                                                6,200              46,345
     *   TRC Companies, Inc.                                                                 34,600             394,440
         Tredegar Industries, Inc.                                                          100,391           1,530,963
     *   Trex Co., Inc.                                                                      38,400           1,480,320
         Trinity Industries, Inc.                                                           123,600           3,591,816
     *   Triumph Group, Inc.                                                                 41,302           1,465,395
     *   TRM Corp.                                                                            7,000             113,610
     *   Tufco Technologies, Inc.                                                             4,500              27,855
   * #   TurboChef Technologies, Inc.                                                        70,833             786,246
         Twin Disc, Inc.                                                                      2,800              60,900
     *   U.S. Home Systems, Inc.                                                                700               3,393
     *   U.S. Xpress Enterprises, Inc. Class A                                               10,823             132,149
     *   Ultralife Batteries, Inc.                                                           13,100             213,792
         United Industrial Corp.                                                             31,700           1,098,405
     *   United Rentals, Inc.                                                               192,600           3,867,408
     *   United Stationers, Inc.                                                             60,900           2,985,927
         Universal Forest Products, Inc.                                                     46,505           1,850,899
     *   UQM Technologies, Inc.                                                              60,100             180,300
     *   URS Corp.                                                                          110,913           3,752,187
   * #   US Airways Group, Inc. Class A                                                      46,800              42,588
     *   USA Truck, Inc.                                                                      9,300             188,325
   * #   Valence Technology, Inc.                                                            20,900              61,864
         Valley National Gases, Inc.                                                          4,200              57,540
         Valmont Industries, Inc.                                                            62,200           1,489,690
     *   Valpey Fisher Corp.                                                                  1,650               5,214
     *   Versar, Inc.                                                                         8,700              26,970
         Viad Corp.                                                                          57,600           1,601,280
         Vicor Corp.                                                                         77,819           1,034,993
     *   VL Dissolution Corp.                                                                 3,101                   0
     *   Volt Information Sciences, Inc.                                                     33,000             648,450
         Wabash National Corp.                                                               80,200           1,997,782
         Wabtec Corp.                                                                       119,600           2,475,720
         Walter Industries, Inc.                                                             93,900           3,981,360
     *   Washington Group International, Inc.                                                63,815           3,063,758
     *   Waste Connections, Inc.                                                             78,500           2,910,780
         Waste Industries USA, Inc.                                                          19,300             278,499
     *   Water Pik Technologies, Inc.                                                         8,600             159,788
         Waters Instruments, Inc.                                                               300               2,445
         Watsco, Inc. Class A                                                                60,000           2,651,400
         Watsco, Inc. Class B                                                                 1,350              59,569
         Watson Wyatt & Co. Holdings                                                         84,700           2,229,304
         Watts Water Technologies, Inc.                                                      65,100           2,267,433
     *   WESCO International, Inc.                                                          121,500           3,547,800
     *   Westaff, Inc.                                                                       24,300              84,321
     *   Western Power & Equipment Corp.                                                      3,373               4,385
     *   Willis Lease Finance Corp.                                                           9,500              77,425
     *   Wolverine Tube, Inc.                                                                37,300             268,933
         Woodward Governor Co.                                                               29,591           2,289,456
         WSI Industries, Inc.                                                                 2,000               5,740

     *   Xanser Corp.                                                                        42,800              94,588
     *   Yellow Roadway Corp.                                                                21,783           1,149,707
         York International Corp.                                                            93,900           3,868,680
                                                                                                       ----------------
Total Industrials
(Cost $320,610,525)                                                                                         385,582,611
                                                                                                       ----------------

Health Care -- (13.9%)
     *   A.D.A.M., Inc.                                                                         700               3,983
   * #   aaiPharma, Inc.                                                                     47,250              13,230
     *   Abaxis, Inc.                                                                        18,300             191,235
     *   Abgenix, Inc.                                                                      231,617           1,667,642
     *   Abiomed, Inc.                                                                       59,370             556,297
   * #   Able Laboratories, Inc.                                                             47,000             200,690
   * #   Acacia Research-CombiMatrix                                                         78,938             227,341
     *   Accelr8 Technology Corp.                                                               880               2,130
     *   Accelrys, Inc.                                                                      56,300             297,264
   * #   Access Pharmaceuticals, Inc.                                                        40,100              95,438
     *   Accredo Health, Inc.                                                                   814              36,483
     *   Adolor Corp.                                                                       105,500           1,008,580
   * #   Advanced Magnetics, Inc.                                                            12,300             110,085
     *   Advanced Medical Optics, Inc.                                                      156,212           6,031,376
     *   Advanced Neuromodulation Systems, Inc.                                              54,598           1,941,505
     *   Advancis Pharmaceutical Corp.                                                        4,868              21,711
   * #   ADVENTRX Pharmaceuticals, Inc.                                                      67,800             145,092
     *   Air Methods Corp.                                                                   27,770             188,281
   * #   Aksys, Ltd.                                                                         76,878             230,634
     *   Albany Molecular Research, Inc.                                                     82,060             977,335
     *   Alexion Pharmaceuticals, Inc.                                                       73,500           1,672,125
     *   Align Technology, Inc.                                                             159,510           1,159,638
     *   Alkermes, Inc.                                                                     242,825           2,816,770
     *   Alliance Imaging, Inc.                                                             127,700           1,280,831
     *   Allied Healthcare International, Inc.                                               36,700             253,964
     *   Allied Healthcare Products, Inc.                                                     6,700              34,639
     *   Allos Therapeutics, Inc.                                                            81,610             171,381
     *   Allscripts Healthcare Solutions, Inc.                                              100,949           1,651,526
     *   Almost Family, Inc.                                                                  1,600              19,008
         Alpharma, Inc. Class A                                                             110,200           1,418,274
     *   Alteon, Inc.                                                                        61,700              45,658
     *   Amedisys, Inc.                                                                      41,175           1,243,897
     *   America Services Group, Inc.                                                        29,158             574,121
     *   American Claims Evaluation, Inc.                                                     1,000               1,790
     *   American Dental Partners, Inc.                                                      10,500             252,315
     *   American Healthways, Inc.                                                           89,300           3,506,811
     *   American Medical Systems Holdings, Inc.                                            182,266           3,638,029
     *   American Retirement Corp.                                                           78,400           1,073,296
         American Shared Hospital Services                                                    5,100              30,600
     *   AMICAS, Inc.                                                                       115,080             490,241
     *   AMN Healthcare Services, Inc.                                                       76,500           1,104,660
     *   Amsurg Corp.                                                                        79,033           2,130,743
         Analogic Corp.                                                                      35,600           1,512,644
     *   Andrx Corp.                                                                          2,800              55,944
     *   Angeion Corp.                                                                          215                 514
     *   AngioDynamics, Inc.                                                                  7,332             144,880
     *   Anika Therapeutics, Inc.                                                            19,800             299,574
   * #   Antigenics, Inc.                                                                   121,813             816,147

     *   AP Pharma, Inc.                                                                     45,823              73,317
   * #   Aphton Corp.                                                                        94,488              65,197
     *   Applera Corp. - Celera Genomics Group                                              195,700           1,941,344
     *   Applied Imaging Corp.                                                                3,775               5,360
     *   Apria Healthcare Group, Inc.                                                        55,300           1,741,950
     *   Aradigm Corp.                                                                       82,790              89,413
     *   Arena Pharmaceuticals, Inc.                                                         77,685             532,142
     *   Argonaut Technologies, Inc.                                                          8,699               8,177
     *   Ariad Pharmaceuticals, Inc.                                                        142,131             857,050
     *   Arqule, Inc.                                                                        86,933             569,411
     *   Array BioPharma, Inc.                                                               99,503             620,899
     #   Arrhythmia Research Technology, Inc.                                                 6,900             123,510
         Arrow International, Inc.                                                          109,900           3,714,620
     *   Arthrocare Corp.                                                                    49,692           1,602,070
     *   Aspect Medical Systems, Inc.                                                        55,386           1,781,214
   * #   AtheroGenics, Inc.                                                                  96,100           1,369,425
         Atrion Corp.                                                                         1,700             111,095
     *   ATS Medical, Inc.                                                                   38,197             124,140
     *   AVANIR Pharmaceuticals Class A                                                     263,700             653,976
     *   Avant Immunotherapeutics, Inc.                                                     141,134             200,410
     *   AVI BioPharma, Inc.                                                                114,800             270,928
     *   Avigen, Inc.                                                                        54,843             163,981
   * #   AXM Pharma, Inc.                                                                    47,000              84,130
     *   Axonyx, Inc.                                                                         1,300               1,677
     *   Bentley Pharmaceuticals, Inc.                                                       55,360             602,870
     *   Beverly Enterprises, Inc.                                                          270,200           3,342,374
     *   Bioanalytical Systems, Inc.                                                          4,600              29,210
     *   BioCryst Pharmaceuticals, Inc.                                                      70,536             328,698
     *   Bioenvision, Inc.                                                                   97,262             634,148
     *   Bio-Imaging Technologies, Inc.                                                      29,290              88,456
     #   BioLase Technology, Inc.                                                            61,408             433,540
     *   Bio-Logic Systems Corp.                                                              6,300              37,734
     *   BioMarin Pharmaceutical, Inc.                                                      167,685           1,140,258
     *   Bio-Rad Laboratories, Inc. Class A                                                  20,000           1,077,600
     *   Bio-Reference Laboratories, Inc.                                                    34,246             503,416
     *   BioSante Pharmaceuticals, Inc.                                                      49,300             182,410
     *   BioScrip, Inc.                                                                      82,505             431,501
     *   Biosite, Inc.                                                                       45,345           2,480,825
     *   Biosource International, Inc.                                                        9,600              97,536
     *   Biospecifics Technologies Corp.                                                      4,500               4,950
     *   BioSphere Medical, Inc.                                                             38,400             180,864
     *   BioTime, Inc.                                                                       11,000               6,600
     *   Bioveris Corp.                                                                      30,900             157,281
     *   Bone Care International, Inc.                                                       53,909           1,764,981
   * #   Bradley Pharmaceuticals, Inc.                                                       40,051             400,911
   * #   BriteSmile, Inc.                                                                       785               2,747
     *   Bruker BioSciences Corp.                                                           231,692             973,106
     *   Caliper Life Sciences, Inc.                                                         79,324             488,636
     *   CancerVax Corp.                                                                     64,300             191,614
     *   Candela Corp.                                                                       60,910             623,109
     *   Cantel Medical Corp.                                                                39,660           1,217,562
     *   Capital Senior Living Corp.                                                         69,300             419,958
     *   Caprius, Inc.                                                                           27                  81
     *   Caraco Pharmaceutical Laboratories, Ltd.                                            67,350             483,573
     *   Cardiac Sciences, Inc.                                                             132,830             130,173

     *   CardioDynamics International Corp.                                                 126,602             281,056
   * #   Cardiotech International, Inc.                                                      47,263              88,382
   * #   Cell Genesys, Inc.                                                                 115,152             669,033
   * #   Cell Therapeutics, Inc.                                                            158,300             470,151
   * #   Cellegy Pharmaceuticals, Inc.                                                       64,796             116,633
     *   Centene Corp.                                                                      111,900           3,597,585
     *   Cepheid, Inc.                                                                      113,806           1,035,635
     *   Cerus Corp.                                                                         60,000             245,400
     *   Chad Therapeutics, Inc.                                                             10,000              40,700
         Chemed Corp.                                                                        64,800           2,739,744
     *   Cholestech Corp.                                                                    38,800             355,020
     *   Ciphergen Biosystems, Inc.                                                          75,886             156,325
   * #   Clarient, Inc.                                                                      20,200              28,684
         Clinical Data, Inc.                                                                  1,787              31,094
     *   Closure Medical Corp.                                                               41,627           1,122,680
         CNS, Inc.                                                                           36,320             762,720
     *   Coast Dental Services, Inc.                                                          2,066               7,438
     *   Collagenex Pharmaceuticals, Inc.                                                    38,843             191,496
     *   Columbia Laboratories, Inc.                                                        104,400             271,440
     *   Compex Technologies, Inc.                                                           31,654             119,019
         Computer Programs & Systems, Inc.                                                   31,100           1,053,668
     *   Conceptus, Inc.                                                                     74,236             395,678
     *   Conmed Corp.                                                                        79,654           2,496,356
     *   Connetics Corp.                                                                     96,160           2,141,483
     *   Corautus Genetics, Inc.                                                              1,542               6,091
     *   Corgentech, Inc.                                                                     2,700               6,480
     *   Corixa Corp.                                                                       160,458             681,946
     *   Cortex Pharmaceuticals, Inc.                                                         3,500               8,190
     *   Corvel Corp.                                                                        10,900             289,286
     *   Cotherix, Inc.                                                                      37,600             342,160
     *   Critical Therapeutics, Inc.                                                         16,500              96,690
     *   Criticare Systems, Inc.                                                             29,800             138,272
     *   Cross Country Healthcare, Inc.                                                      83,757           1,419,681
   * #   CryoLife, Inc.                                                                      63,000             456,750
     *   Cubist Pharmaceuticals, Inc.                                                       133,040           1,331,730
   * #   CuraGen Corp.                                                                      134,760             576,773
   * #   Curative Health Services, Inc.                                                      39,000             100,230
     *   Curis, Inc.                                                                        124,449             492,818
     *   CV Therapeutics, Inc.                                                               97,005           1,961,441
     *   Cyberonics, Inc.                                                                    64,500           2,353,605
     *   Cygnus, Inc.                                                                           100                  13
     *   Cypress Bioscience, Inc.                                                            79,433             965,111
   * #   Cytogen Corp.                                                                       41,870             226,935
   * #   CytRx Corp.                                                                          1,700               1,445
         D&K Healthcare Resources, Inc.                                                      38,030             310,325
         Datascope Corp.                                                                     39,134           1,191,239
     *   Daxor Corp.                                                                          4,600              94,760
     *   Del Global Technologies Corp.                                                       10,927              30,760
   * #   Dendreon Corp.                                                                     156,681             828,842
     *   Dendrite International, Inc.                                                       113,208           1,754,724
     *   DepoMed, Inc.                                                                       92,134             407,232
         Diagnostic Products Corp.                                                           75,800           3,300,332
     *   Digene Corp.                                                                        54,000           1,358,640
   * #   Digital Angel Corp.                                                                112,800             442,176
     *   Discovery Laboratories, Inc.                                                       114,123             804,567

     *   Discovery Partners International, Inc.                                              67,953             200,461
     *   Diversa Corp.                                                                      116,578             582,890
     *   DJ Orthopedics, Inc.                                                                57,900           1,606,725
     *   DOV Pharmaceutical, Inc.                                                            56,428             852,063
   * #   Durect Corp.                                                                       139,866             502,119
     *   DUSA Pharmaceuticals, Inc.                                                          44,700             500,193
     *   Dyax Corp.                                                                          81,900             380,835
   * #   Dynacq Healthcare, Inc.                                                             22,200             104,562
     *   Eclipsys Corp.                                                                      17,600             236,192
     *   Elite Pharmaceuticals, Inc.                                                         50,900             152,700
     *   Embrex, Inc.                                                                        16,700             187,374
     *   Emeritus Corp.                                                                      14,100             186,120
     *   Emisphere Technologies, Inc.                                                        49,856             193,441
     *   Encore Medical Corp.                                                               135,800             689,864
     *   Encysive Pharmaceuticals, Inc.                                                     149,998           1,529,980
   * #   Endocare, Inc.                                                                      25,800              80,109
     *   Endologix, Inc.                                                                     82,351             358,227
     *   Enpath Medical, Inc.                                                                11,600              77,372
     *   Entremed, Inc.                                                                     107,800             287,826
     *   Enzo Biochem, Inc.                                                                  84,304           1,287,322
     *   Enzon Pharmaceuticals, Inc.                                                         51,600             313,212
   * #   EP Medsystems, Inc.                                                                 14,900              38,740
     *   Epimmune, Inc.                                                                      19,800              17,365
     *   EPIX Pharmaceuticals, Inc.                                                          60,428             479,194
     *   eResearch Technology, Inc.                                                         133,710           1,636,610
     *   Ergo Science Corp.                                                                   7,150              19,662
     *   Escalon Medical Corp.                                                                3,200              25,440
     *   Exact Sciences Corp.                                                                68,105             197,505
     *   Exactech, Inc.                                                                      10,800             144,720
     *   Exelixis, Inc.                                                                     197,823           1,388,717
         E-Z-EM, Inc.                                                                         8,562             126,033
     *   First Horizon Pharmaceutical Corp.                                                  93,864           1,764,643
     *   Fischer Imaging Corp.                                                                9,100              25,298
     *   Five Star Quality Care, Inc.                                                        31,600             215,512
     *   Genaera Corp.                                                                       23,000              46,230
     *   Genaissance Pharmaceuticals, Inc.                                                   61,375              55,851
     *   Gene Logic, Inc.                                                                    82,272             277,257
     *   Genesis HealthCare Corp.                                                            51,450           2,237,561
     *   Genta, Inc.                                                                        162,275             180,125
     *   Gentiva Health Services, Inc.                                                       16,850             267,747
     *   GenVec, Inc.                                                                       116,369             215,283
   * #   Geron Corp.                                                                        141,209           1,129,672
     *   GTC Biotherapeutics, Inc.                                                           59,964              80,352
     *   Guilford Pharmaceuticals, Inc.                                                     115,520             291,110
     *   Haemonetics Corp.                                                                   67,300           2,739,110
     *   Hanger Orthopedic Group, Inc.                                                       49,552             252,715
     *   Harvard Bioscience, Inc.                                                            78,817             253,791
     *   HealthAxis, Inc.                                                                       750               1,425
     *   HealthExtras, Inc.                                                                  96,076           1,646,743
     *   HealthTronics Surgical Services, Inc.                                               86,210           1,094,005
   * #   Hemispherx Biopharma, Inc.                                                          95,100             152,160
     *   Hi-Tech Pharmacal, Inc.                                                             20,250             608,715
     *   HMS Holdings Corp.                                                                  50,688             314,266
     *   Hollis-Eden Pharmaceuticals, Inc.                                                   50,053             424,950
     *   Hologic, Inc.                                                                       54,300           1,998,783

         Hooper Holmes, Inc.                                                                184,000             736,000
     *   Horizon Health Corp.                                                                 9,900             434,115
     *   Human Genome Sciences, Inc.                                                        115,329           1,300,911
     *   ICOS Corp.                                                                           3,915              84,564
     *   ICU Medical, Inc.                                                                   35,250           1,162,193
     *   IDX Systems Corp.                                                                   80,451           2,566,387
     *   I-Flow Corp.                                                                        58,000             947,720
     *   IGI, Inc.                                                                            2,100               2,625
     *   Illumina, Inc.                                                                      99,042           1,039,941
   * #   Immtech International, Inc.                                                         27,700             352,344
     *   Immucor, Inc.                                                                      117,218           3,926,803
     *   ImmunoGen, Inc.                                                                    106,253             633,268
   * #   Immunomedics, Inc.                                                                 140,600             253,080
     *   Impath, Inc.                                                                        21,600              95,904
     *   Impax Laboratoroes, Inc.                                                           152,044           2,493,522
   * #   Implant Sciences Corp.                                                              22,300              63,332
     *   Incyte Corp.                                                                       215,405           1,643,540
     *   Indevus Pharmaceuticals, Inc.                                                      119,394             409,521
     *   Inhibitex, Inc.                                                                     33,100             224,749
     *   InKine Pharmaceutical Co., Inc.                                                     21,400              48,792
     *   Innovative Clinical Solutions, Ltd.                                                    568                   2
   * #   Insite Vision, Inc.                                                                 18,000              11,340
   * #   Insmed, Inc.                                                                        69,118              87,780
     *   Inspire Pharmaceuticals, Inc.                                                      108,869             707,649
     *   Integra LifeSciences Holdings                                                       76,255           2,548,442
     *   IntegraMed America, Inc.                                                             3,100              32,395
     *   Interferon Scientific, Inc.                                                          1,135                 148
     *   Intermagnetics General Corp.                                                        72,842           2,102,949
     *   InterMune, Inc.                                                                     84,700           1,017,247
   * #   Interpharm Holdings, Inc.                                                           57,600              74,880
     *   IntraBiotics Pharmaceuticals, Inc.                                                  19,300              66,585
   * #   Introgen Therapeutics, Inc.                                                         79,911             570,565
     *   Intuitive Surgical, Inc.                                                            81,623           4,040,339
         Invacare Corp.                                                                      76,100           3,394,821
     *   Inverness Medical Innovations, Inc.                                                  7,461             211,146
     *   Iomed, Inc.                                                                         16,500              34,650
     *   Iridex Corp.                                                                         6,800              40,800
     *   IRIS International, Inc.                                                            42,424             810,723
     *   Isis Pharmaceuticals, Inc.                                                         143,200             524,112
   * #   Isolagen, Inc.                                                                      78,000             317,460
     *   Ista Pharmaceuticals, Inc.                                                          63,845             505,652
   * #   I-Trax, Inc.                                                                        58,600              90,830
     *   iVow, Inc.                                                                           6,500               2,925
     *   Kendle International, Inc.                                                          34,403             396,667
   * #   Kensey Nash Corp.                                                                   29,554             803,869
     *   Keryx Biopharmaceuticals, Inc.                                                      73,488             899,493
         Kewaunee Scientific Corp.                                                            2,000              15,980
     *   Kindred Healthcare, Inc.                                                            96,478           3,722,121
     *   Kos Pharmaceuticals, Inc.                                                            2,529             145,999
     *   Kosan Biosciences, Inc.                                                             75,406             356,670
     *   K-V Pharmaceutical Co. Class A                                                      93,250           1,855,675
     *   K-V Pharmaceutical Co. Class B                                                      20,975             420,339
     *   Kyphon, Inc.                                                                       108,690           3,118,316
     *   La Jolla Pharmaceutical Co.                                                         91,400              74,034
     *   LabOne, Inc.                                                                        44,585           1,718,306

     *   Lannet Co., Inc.                                                                    58,830             294,150
   * #   Large Scale Biology Corp.                                                           29,900              24,518
     *   Laserscope                                                                          55,650           1,916,030
         LCA-Vision, Inc.                                                                    52,025           2,298,465
         Lectec Corp.                                                                         3,900               5,460
     *   Lexicon Genetics, Inc.                                                             164,918             798,203
     *   Lifecell Corp.                                                                      76,000           1,007,760
     *   Lifecore Biomedical, Inc.                                                           33,730             430,395
     *   Lifeline Systems, Inc.                                                               8,200             266,992
     *   LifePoint Hospitals, Inc.                                                           25,910           1,165,432
     *   Ligand Pharmaceuticals, Inc. Class B                                               192,200           1,122,448
   * #   Lipid Sciences, Inc.                                                                64,108             338,490
     *   Luminex Corp.                                                                       80,772             804,489
     *   Magellan Health Services, Inc.                                                      69,382           2,252,834
     *   Martek Biosciences Corp.                                                            29,100           1,088,049
     *   Matria Healthcare, Inc.                                                             41,203           1,173,873
   * #   Matritech, Inc.                                                                     30,500              25,010
     *   Matrixx Initiatives, Inc.                                                           24,675             260,075
         Matthews International Corp. Class A                                                83,766           3,098,504
     *   Maxim Pharmaceuticals, Inc.                                                         66,333             100,826
     *   Maxygen, Inc.                                                                       91,052             712,937
     *   Medarex, Inc.                                                                      265,262           2,010,686
     *   MedCath Corp.                                                                       46,849           1,213,858
   * #   Med-Design Corp.                                                                    25,262              17,178
     *   Medical Action Industries, Inc.                                                     26,639             472,309
     *   Medical Staffing Network Holdings, Inc.                                             77,800             422,454
     *   Medicore, Inc.                                                                       3,800              45,220
     *   MEDTOX Scientific, Inc.                                                              7,545              45,270
     *   Memory Pharmaceuticals Corp.                                                           200                 496
     *   Memry Corp.                                                                         26,600              42,560
         Mentor Corp.                                                                       104,600           4,279,186
     *   Merge Technologies, Inc.                                                            34,094             593,236
         Meridian Bioscience, Inc.                                                           40,704             742,848
     *   Merit Medical Systems, Inc.                                                         68,076             995,952
         Mesa Laboratories, Inc.                                                              3,300              41,184
     *   Metropolitan Health Networks, Inc.                                                 121,800             315,462
     *   Micro Therapeutics, Inc.                                                           123,731             494,924
     *   Microtek Medical Holdings, Inc.                                                    110,416             388,664
   * #   Milestone Scientific, Inc.                                                          16,300              38,305
     *   Miravant Medical Technologies                                                        1,800               1,116
     *   Molecular Devices Corp.                                                             44,540             860,513
     *   Molina Healthcare, Inc.                                                              7,400             316,720
     *   Myogen, Inc.                                                                         7,400              48,988
     *   Myriad Genetics, Inc.                                                               79,957           1,316,092
     *   Nabi Biopharmaceuticals                                                            152,850           1,878,527
   * #   Nanogen, Inc.                                                                      123,810             505,145
   * #   Nastech Pharmaceutical Co., Inc.                                                    46,433             564,161
     *   National Dentex Corp.                                                                5,250              98,438
         National Home Health Care Corp.                                                      5,465              72,521
     *   National Medical Health Card Systems, Inc.                                          12,600             290,052
         National Research Corp.                                                              7,000              99,610
     *   Natus Medical, Inc.                                                                 45,400             458,540
         NDCHealth Corp.                                                                     93,600           1,568,736
     *   Nektar Therapeutics                                                                220,283           4,026,773
     *   Neogen Corp.                                                                        24,125             351,284

     *   Neopharm, Inc.                                                                      60,517             593,672
     *   Neose Technologies, Inc.                                                            60,701             159,644
     *   Neurobiological Technologies, Inc.                                                   2,700               8,964
     *   Neurocrine Biosciences, Inc.                                                        26,900           1,013,323
     *   Neurogen Corp.                                                                      89,107             602,363
     *   New Brunswick Scientific Co., Inc.                                                   7,660              40,981
     *   NMT Medical, Inc.                                                                   19,400             169,750
     *   North American Scientific, Inc.                                                     39,750             119,250
     *   Northfield Laboratories, Inc.                                                       67,685             883,966
     *   NovaMed, Inc.                                                                       55,400             342,926
   * #   Novavax, Inc.                                                                      102,771             140,796
     *   Noven Pharmaceuticals, Inc.                                                         60,908           1,096,344
     *   Novoste Corp.                                                                       27,000              22,410
     *   NPS Pharmaceuticals, Inc.                                                           97,120           1,123,678
     *   Nutraceutical International Corp.                                                   30,064             396,544
   * #   Nutrition 21, Inc.                                                                   3,400               3,298
     *   NuVasive, Inc.                                                                         800              12,560
     *   Nuvelo, Inc.                                                                       104,581             775,991
         NWH, Inc.                                                                            4,200              63,000
   * #   OCA, Inc.                                                                          130,851             536,489
     *   Odyssey Healthcare, Inc.                                                            95,200           1,262,352
     *   Omnicell, Inc.                                                                      65,776             427,544
     *   Onyx Pharmaceuticals, Inc.                                                          91,700           2,291,583
     *   Optical Sensors, Inc.                                                                1,633               3,756
         Option Care, Inc.                                                                   83,550           1,111,215
     *   OraSure Technologies, Inc.                                                         115,850             962,714
     *   Orchid Biosciences, Inc.                                                            58,160             565,315
     *   Orphan Medical, Inc.                                                                10,300             109,592
     *   Orthologic Corp.                                                                    98,863             401,384
     *   Oscient Pharmaceutical Corp.                                                       182,400             300,960
     *   Osteotech, Inc.                                                                     43,500             125,715
         Owens & Minor, Inc.                                                                102,900           3,189,900
   * #   Oxigene, Inc.                                                                       16,000              73,440
     *   Pain Therapeutics, Inc.                                                            111,822             587,066
     *   PainCare Holdings, Inc.                                                            116,100             476,010
     *   Palatin Technologies, Inc.                                                              62                 125
     *   Palomar Medical Technologies, Inc.                                                  43,394             991,553
     *   Par Pharmaceutical Companies, Inc.                                                  88,100           2,819,200
     *   Parexel International Corp.                                                         67,962           1,240,307
     *   Patient Infosystems, Inc.                                                              733               4,178
     *   PDI, Inc.                                                                           38,159             457,908
     *   Pediatric Services of America, Inc.                                                 18,680             246,389
     *   Pediatrix Medical Group, Inc.                                                       51,600           3,799,308
     *   Penwest Pharmaceuticals Co.                                                         55,800             674,064
         Perrigo Co.                                                                        186,047           2,891,170
     *   Per-Se Technologies, Inc.                                                           78,427           1,487,760
     *   Pharmacopia Drug Discovery, Inc.                                                    26,450             128,018
   * #   Pharmacyclics, Inc.                                                                 51,301             411,434
   * #   Pharmanetics, Inc.                                                                   1,000                 275
     *   PhotoMedex, Inc.                                                                    65,295             139,731
     *   Physiometrix, Inc.                                                                   7,200               5,184
     *   Point Therapeutics, Inc.                                                               660               3,056
         PolyMedica Corp.                                                                    72,149           2,532,430
     *   Possis Medical, Inc.                                                                44,554             469,154
     *   Pozen, Inc.                                                                         75,167             553,981

     *   PRAECIS Pharmaceuticals, Inc.                                                       97,104              64,089
   * #   Premier Laser Systems, Inc. Class A                                                  3,400                   1
     *   Priority Healthcare Corp.                                                           96,039           2,197,372
     *   Progenics Pharmaceuticals, Inc.                                                     46,300             926,000
     *   ProxyMed, Inc.                                                                      10,679              68,025
     *   PSS World Medical, Inc.                                                            168,100           1,973,494
         Psychemedics Corp.                                                                   5,225              75,763
     *   Psychiatric Solutions, Inc.                                                         53,233           2,179,891
     *   Pure World, Inc.                                                                     7,600              15,048
     *   QLT, Inc.                                                                           38,900             403,393
   * #   QuadraMed Corp.                                                                     38,906              59,526
     *   Questcor Pharmaceuticals, Inc.                                                      26,700              16,020
     *   Quidel Corp.                                                                        80,635             353,181
     *   Quigley Corp.                                                                       24,006             212,453
     *   Quinton Cardiology Systems, Inc.                                                    34,800             278,052
     *   Radiation Therapy Services, Inc.                                                     9,100             188,370
     *   Radiologix, Inc.                                                                    56,700             222,831
     *   Regeneration Technologies, Inc.                                                     69,240             465,985
     *   Regeneron Pharmaceuticals, Inc.                                                    139,337             868,070
     *   RehabCare Group, Inc.                                                               42,700           1,186,633
     *   Repligen Corp.                                                                      72,100             165,109
     *   Res-Care, Inc.                                                                      37,785             503,674
     *   Rigel Pharmaceuticals, Inc.                                                         11,822             211,496
     *   Rita Medical Systems, Inc.                                                          97,521             259,406
     *   Rochester Medical Corp.                                                              5,300              54,908
   * #   Rural/Metro Corp.                                                                   14,000             105,126
     *   Sangamo BioSciences, Inc.                                                           65,897             247,114
     *   Savient Pharmaceuticals, Inc.                                                       76,600             257,376
     *   Schick Technologies, Inc.                                                            9,000             171,900
     *   Sciclone Pharmaceuticals, Inc.                                                     123,969             308,683
     *   Seattle Genetics, Inc.                                                             109,565             529,199
   * #   Senesco Technologies, Inc.                                                          28,000              61,040
     *   Sequenom, Inc.                                                                      61,006              57,956
     *   SeraCare Life Sciences, Inc.                                                         4,080              55,202
     *   Serologicals Corp.                                                                  89,922           1,932,424
     *   SFBC International, Inc.                                                            47,518           1,663,605
     *   Sierra Health Services, Inc.                                                        58,036           3,834,439
   * #   Sirna Therapeutics, Inc.                                                            99,875             219,725
     *   Sonic Innovations, Inc.                                                             54,300             236,205
     *   SonoSite, Inc.                                                                      39,945           1,226,312
     *   Sonus Pharmaceuticals, Inc.                                                         55,550             179,982
         Span-American Medical System, Inc.                                                   2,400              24,720
     *   Specialty Laboratories, Inc.                                                        60,000             493,200
     *   Spectranetics Corp.                                                                 65,882             376,186
     *   Spectrum Pharmaceuticals, Inc.                                                      39,808             207,400
     *   SRI/Surgical Express, Inc.                                                           8,700              39,455
     *   Staar Surgical Co.                                                                  53,600             210,648
   * #   StemCells, Inc.                                                                      2,600              10,790
     *   Stratagene Corp.                                                                     4,926              42,216
     *   Strategic Diagnostics, Inc.                                                         50,100             140,781
     *   Sun Healthcare Group, Inc.                                                          39,392             275,744
     *   Suncoast Naturals, Inc.                                                                950                 107
     *   SunLink Health Systems, Inc.                                                         1,048               8,478
   * #   Sunrise Senior Living, Inc.                                                         52,865           2,756,910
     *   SuperGen, Inc.                                                                     132,959             668,784

     *   SurModics, Inc.                                                                     47,092           1,856,367
     *   Sybron Dental Specialties, Inc.                                                     99,700           3,695,879
     *   Symbion, Inc.                                                                        1,000              23,600
     *   Synovis Life Technologies, Inc.                                                     29,700             227,205
     *   Synthetech, Inc.                                                                    16,200               9,769
     *   Tanox, Inc.                                                                        113,954           1,128,145
     *   Telik, Inc.                                                                        133,900           1,909,414
     *   The Medicines Co.                                                                  125,092           2,744,518
     *   Theragenics Corp.                                                                   77,900             267,197
     *   Third Wave Technologies, Inc.                                                      106,973             402,218
     *   Thoratec Corp.                                                                     126,743           1,893,540
     *   Titan Pharmaceuticals, Inc.                                                         84,100             180,815
     *   TLC Vision Corp.                                                                    33,060             285,969
     *   Transgenomic, Inc.                                                                  10,749               7,309
     *   Transkaryotic Therapies, Inc.                                                       90,386           3,072,220
     *   Trestle Holdings, Inc.                                                                 450                 720
     *   Trimeris, Inc.                                                                      56,878             577,312
     *   TriPath Imaging, Inc.                                                               98,952             849,998
     *   Tripos, Inc.                                                                        10,620              38,232
     *   TriZetto Group, Inc.                                                               118,732           1,648,000
     *   U.S. Physical Therapy, Inc.                                                         32,298             517,737
     *   United Surgical Partners International, Inc.                                        74,117           3,567,992
     *   United Therapeutics Corp.                                                           58,458           2,920,562
     *   Urologix, Inc.                                                                      37,142             162,311
     #   Utah Medical Products, Inc.                                                          5,000             108,800
     *   V.I. Technologies, Inc.                                                             18,206              53,708
     *   Varian, Inc.                                                                        91,299           3,396,323
   * #   Vascular Solutions, Inc.                                                            36,900             442,062
     *   Vaxgen, Inc.                                                                        42,400             421,456
     *   Ventana Medical Systems, Inc.                                                       91,342           3,859,200
     *   Ventiv Health, Inc.                                                                 65,677           1,333,243
     *   Vertex Pharmaceuticals, Inc.                                                       211,129           2,938,916
     *   Viasys Healthcare, Inc.                                                             15,100             351,075
     *   Vical, Inc.                                                                         47,255             179,569
     *   Vicuron Pharmaceuticals, Inc.                                                      157,650           2,598,072
     *   Virbac Corp.                                                                        22,000              72,050
     *   Virologic, Inc.                                                                    201,960             551,351
   * #   ViroPharma, Inc.                                                                    65,625             285,469
     *   Vision-Sciences, Inc.                                                                5,100              13,719
     *   VistaCare, Inc.                                                                        500               8,920
   * #   Vital Images, Inc.                                                                  30,392             542,497
         Vital Signs, Inc.                                                                   33,840           1,427,033
     *   Vivus, Inc.                                                                        111,164             264,570
         West Pharmaceutical Services, Inc.                                                  80,600           2,243,904
     *   Wilson Greatbatch Technologies, Inc.                                                56,100           1,348,644
     *   Wright Medical Group, Inc.                                                          88,026           2,424,236
     *   Zevex International, Inc.                                                            3,400              13,957
     *   Zila, Inc.                                                                         118,529             343,734
     *   Zoll Medical Corp.                                                                  24,862             590,224
     *   ZymeTx, Inc.                                                                           700                  39
     *   Zymogenetics, Inc.                                                                 145,639           2,535,575
                                                                                                       ----------------
Total Health Care
(Cost $356,009,402)                                                                                         364,979,811
                                                                                                       ----------------

Financials -- (12.1%)
         1st Independence Financial Group, Inc.                                               1,100              20,900
         1st Source Corp.                                                                    53,131           1,157,193
    #    21st Century Holding Co.                                                             1,650              21,450
         21st Century Insurance Group                                                       214,200           2,983,806
    *    A. B. Watley Group, Inc.                                                             9,400                 564
         ABC Bancorp                                                                         11,292             200,433
  * #    Acacia Research-Acacia Technologies                                                 20,960             117,586
    *    Accredited Home Lenders Holding Co.                                                 55,056           2,310,700
    *    ACE Cash Express, Inc.                                                              36,832             803,306
         Advanta Corp. Class A                                                               25,017             573,640
         Advanta Corp. Class B Non-Voting                                                    49,242           1,214,800
    *    Aether Systems, Inc.                                                               114,042             356,951
  * #    Agility Capital, Inc.                                                                  500                   3
  * #    Aixtron AG                                                                          36,373             117,849
         Alabama National Bancorporation                                                     45,846           2,882,796
         Alfa Corp.                                                                         209,478           2,999,725
    *    Allmerica Financial Corp.                                                           11,700             408,564
         Amcore Financial, Inc.                                                              66,665           1,857,287
         Amegy Bancorporation, Inc.                                                         183,720           3,272,053
    *    AMEN Properties, Inc.                                                                1,975              10,053
  * #    American Business Financial Services, Inc.                                           5,074                 317
    *    American Independence Corp.                                                          8,400             111,300
    *    American Physicians Capital, Inc.                                                   22,400             776,160
         American Physicians Services Group, Inc.                                               100               1,240
    *    American West Bancorporation                                                         3,552              70,223
         Americana Bancorp                                                                    2,712              38,809
    *    AmeriServe Financial, Inc.                                                          50,766             277,182
         AmerUs Group Co.                                                                    27,644           1,315,578
         Anchor Bancorp Wisconsin, Inc.                                                      60,417           1,668,718
    *    Arch Capital Group, Ltd.                                                             5,900             263,435
    *    Argonaut Group, Inc.                                                                74,701           1,564,239
         Arrow Financial Corp.                                                               10,239             276,453
         ASB Financial Corp.                                                                  1,000              22,375
         ASTA Funding, Inc.                                                                   1,900              53,048
    *    Atlantic American Corp.                                                             21,100              63,722
         Baldwin & Lyons, Inc. Class B                                                       17,725             455,532
    *    Bancinsurance Corp.                                                                  5,700              29,640
    *    Bancshares of Florida, Inc.                                                            100               1,600
         Bank of Granite Corp.                                                               16,400             297,824
         Bank of The Ozarks, Inc.                                                            42,900           1,356,498
         BankAtlantic Bancorp, Inc. Class A                                                  46,085             817,548
         BankUnited Financial Corp. Class A                                                  80,475           1,988,537
         Banner Corp.                                                                        31,251             831,589
         Bay View Capital Corp.                                                              17,155             271,907
         Beverly Hills Bancorp, Inc.                                                         20,837             217,747
    *    BFC Financial Corp.                                                                 10,938              98,880
    *    BNS Holding, Inc. Class A                                                            4,120              28,428
         Boston Private Financial Holdings, Inc.                                             74,500           1,823,760
         Bristol West Holdings, Inc.                                                            700              12,110
         Brookline Bancorp, Inc.                                                            153,619           2,335,009
         Bryn Mawr Bank Corp.                                                                 1,600              31,184
         C&F Financial Corp.                                                                    300              12,000
         California First National Bancorp                                                   10,400             120,640
         Camco Financial Corp.                                                                7,516             108,456
         Capital Corp. of the West                                                            9,082             220,238

    *    Capital Crossing Bank                                                               11,800             383,264
         Capital Southwest Corp.                                                                300              24,690
         Capitol Bancorp, Ltd.                                                                8,564             265,056
    *    Cardinal Financial Corp.                                                            47,258             430,048
         Cash America International, Inc.                                                    79,300           1,363,960
    #    Cavalry Bancorp, Inc.                                                                  500              11,000
         Center Bancorp, Inc.                                                                 1,984              23,635
         Center Financial Corp.                                                              27,190             581,050
         Central Bancorp, Inc.                                                                1,600              41,392
         Central Pacific Financial Corp.                                                     78,100           2,772,550
         Century Bancorp, Inc. Class A                                                        1,000              26,280
    *    Ceres Group, Inc.                                                                   89,695             513,952
         CFS Bancorp, Inc.                                                                   23,720             310,969
         Charter Financial Corp.                                                             22,811             793,823
         Chemical Financial Corp.                                                            65,873           2,106,619
         Chester Valley Bancorp, Inc.                                                           603              14,951
         Chittenden Corp.                                                                   125,253           3,287,891
         Citizens Banking Corp.                                                             112,417           3,257,845
    *    Citizens First Bancorp, Inc.                                                           750              15,757
         Citizens South Banking Corp.                                                        17,229             217,602
  * #    Citizens, Inc.                                                                      97,286             563,286
         City Holding Co.                                                                    44,692           1,509,696
         Clark, Inc.                                                                         49,524             718,098
    *    CNA Surety Corp.                                                                    90,918           1,256,487
         CoBiz, Inc.                                                                         12,825             230,593
         Columbia Banking System, Inc.                                                       41,987           1,032,880
         Commercial Bancshares, Inc.                                                          5,665             220,878
         Commercial Capital Bancorp, Inc.                                                    34,625             586,894
         Commercial Federal Corp.                                                           106,000           2,651,060
         Commercial National Financial Corp.                                                  3,200              68,000
         Community Bank System, Inc.                                                         79,500           1,852,350
         Community Bankshares, Inc.                                                             210               3,622
         Community Trust Bancorp, Inc.                                                       15,103             447,200
         Community West Bancshares                                                            5,500              66,990
  * #    CompuCredit Corp.                                                                  123,710           3,900,576
         Consolidated-Tokoma Land Co.                                                         6,100             468,175
    *    Consumer Portfolio Services, Inc.                                                    3,300              14,520
         Cooperative Bankshares, Inc.                                                         2,100              39,060
         Corus Bankshares, Inc.                                                              75,044           3,851,258
         Crawford & Co. Class A                                                              27,300             195,468
         Crawford & Co. Class B                                                              25,300             182,666
    *    Credit Acceptance Corp.                                                             95,699           1,350,313
         CVB Financial Corp.                                                                159,058           2,933,030
  * #    Danielson Holding Corp.                                                            107,650           1,749,312
         Delphi Financial Group, Inc. Class A                                                74,050           3,139,720
         Delta Financial Corp.                                                               54,700             495,035
         Dime Community Bancshares                                                           99,000           1,494,900
         Donegal Group, Inc. Class A                                                         14,221             262,520
         Donegal Group, Inc. Class B                                                          3,910              64,398
         Downey Financial Corp.                                                              17,976           1,348,560
         EFC Bancorp, Inc.                                                                    4,600             124,200
    *    E-Loan, Inc.                                                                       165,700             472,245
         EMC Insurance Group, Inc.                                                           11,300             201,592
    *    Encore Capital Group, Inc.                                                          58,100             892,416
    *    Epoch Holding Corp.                                                                  8,400              37,800

         ESB Financial Corp.                                                                 11,762             156,671
    *    eSpeed, Inc.                                                                        84,500             724,165
    *    EZCORP, Inc. Class A Non-Voting                                                     10,800             102,708
         F.N.B. Corp.                                                                       146,320           2,718,626
         FBL Financial Group, Inc. Class A                                                   71,000           1,899,250
         Federal Agriculture Mortgage Corporation                                            27,300             504,504
         Fidelity Bankshares, Inc.                                                           62,948           1,557,963
         Fidelity Southern Corp.                                                              8,800             142,736
         Financial Federal Corp.                                                             45,200           1,685,960
    *    Financial Industries Corp.                                                          12,482             106,721
    *    Firebrand Financial Group, Inc.                                                      9,100                 637
    *    First Acceptance Corp.                                                             112,100           1,003,295
         First Albany Companies, Inc.                                                         9,098              52,313
         First Bancorp                                                                        9,315             194,683
    *    First Bank of Delaware                                                               6,967              22,991
    *    First Cash Financial Services, Inc.                                                 41,581             723,509
         First Charter Corp.                                                                 77,808           1,715,666
         First Citizens BancShares, Inc.                                                      1,300             169,689
         First Commonwealth Financial Corp.                                                 180,951           2,417,505
         First Community Bancorp                                                             40,400           1,784,872
         First Community Bancshares, Inc.                                                    28,561             859,115
         First Defiance Financial Corp.                                                       6,859             183,410
         First Federal Bancshares of Arkansas, Inc.                                           5,800             142,042
         First Financial Bancorp                                                            112,957           2,033,226
         First Financial Bankshares, Inc.                                                    15,395             639,508
         First Financial Corp.                                                                2,550              69,105
         First Financial Holdings, Inc.                                                      31,964             909,056
         First Franklin Corp.                                                                   300               4,728
         First Indiana Corp.                                                                 40,322           1,086,678
    *    First Investors Financial Services Group, Inc.                                       5,400              25,785
         First Keystone Financial, Inc.                                                       2,000              34,620
         First M&F Corp.                                                                      2,100              69,961
    *    First Mariner Bancorp                                                                4,900              81,683
         First Merchants Corp.                                                               47,508           1,181,524
         First Midwest Bancorp, Inc.                                                          7,375             255,839
         First Mutual Bancshares, Inc.                                                        5,013             123,821
         First Niagara Financial Group, Inc.                                                269,404           3,507,640
         First Oak Brook Bancshares, Inc.                                                     3,150              86,908
         First PacTrust Bancorp, Inc.                                                         8,200             202,868
         First Place Financial Corp.                                                         38,858             765,114
         First Republic Bank                                                                 65,425           2,098,834
         First State Bancorporation                                                          39,876             736,111
         First United Corp.                                                                   3,500              70,840
         Firstbank Corp.                                                                      2,976              75,907
         FirstBank NW Corp.                                                                   2,928              76,567
    *    FirstCity Financial Corp.                                                           28,500             370,500
    *    FirstFed Financial Corp.                                                            42,900           2,324,322
         Flag Financial Corp.                                                                 6,500              96,850
         Flagstar Bancorp, Inc.                                                             159,500           3,151,720
         Flushing Financial Corp.                                                            50,014             844,736
         FMS Financial Corp.                                                                  3,300              57,865
         FNB Corp.                                                                            2,700              49,950
         FNB Financial Services Corp.                                                         2,625              55,624
         Foothill Independent Bancorp                                                         8,193             168,627
    *    FPIC Insurance Group, Inc.                                                          26,046             775,129

    *    Franklin Bank Corp.                                                                 34,744             594,122
         Frontier Financial Corp.                                                             7,100             176,790
         Gabelli Asset Management, Inc.                                                      18,800             820,620
         Gateway Financial Holdings, Inc.                                                    19,065             343,364
         GB & T Bancshares, Inc.                                                                875              18,865
         Glacier Bancorp, Inc.                                                               79,771           1,862,659
         Gold Banc Corp.                                                                     63,565             882,918
         Great American Financial Resources, Inc.                                            18,300             308,538
         Great Southern Bancorp, Inc.                                                        13,600             424,456
         Greater Bay Bancorp                                                                132,312           3,325,001
         Greater Communications Bancorp                                                       3,690              59,040
         Greene County Bancshares, Inc.                                                       1,900              54,625
    *    Grubb & Ellis Co.                                                                   14,900              89,400
         Guaranty Bancshares, Inc.                                                            3,000              61,230
         Guaranty Federal Bancshares, Inc.                                                    3,000              69,750
         Hancock Holding Co.                                                                 84,429           2,732,122
         Hanmi Financial Corp.                                                               12,900             207,303
         Harbor Florida Bancshares, Inc.                                                     61,991           2,205,020
         Harleysville Group, Inc.                                                            78,302           1,590,314
         Harleysville National Corp.                                                         68,134           1,571,851
         Heartland Financial USA, Inc.                                                        5,779             114,309
         Heritage Commerce Corp.                                                              2,800              51,856
         Heritage Financial Corp.                                                             7,500             163,125
         HF Financial Corp.                                                                   3,630              82,582
         Hilb Rogal Hamilton Co.                                                             93,300           3,180,597
         HMN Financial, Inc.                                                                  4,400             132,594
         Home Federal Bancorp                                                                 4,300             104,920
    #    Home Loan Financial Corp.                                                            1,700              33,303
         HopFed Bancorp, Inc.                                                                 2,100              33,642
         Horace Mann Educators Corp.                                                        111,338           2,026,352
         Horizon Financial Corp.                                                             25,674             516,047
         IBERIABANK Corp.                                                                    19,853           1,168,151
         ILX Resorts, Inc.                                                                    2,900              28,449
         Independence Holding Co.                                                             4,950              87,367
         Independent Bank Corp. MA                                                           39,823           1,112,256
         Independent Bank Corp. MI                                                           55,084           1,550,064
         Infinity Property & Casualty Corp.                                                  53,046           1,697,472
    *    Instinet Group, Inc.                                                                33,471             176,727
         Integra Bank Corp.                                                                  45,119             996,679
         Interchange Financial Services Corp.                                                18,900             343,224
    *    Investment Technology Group, Inc.                                                  109,100           2,153,634
         Investors Title Co.                                                                  1,400              49,308
         Irwin Financial Corp.                                                               73,500           1,542,765
    *    ITLA Capital Corp.                                                                   5,800             288,956
    *    Jones Lang LaSalle, Inc.                                                            83,100           3,524,271
    *    Kennedy-Wilson, Inc.                                                                 8,800              90,816
    *    KNBT Bancorp, Inc.                                                                   7,184             107,118
    *    Knight Capital Group, Inc.                                                         286,123           2,160,229
    *    LaBranche & Co., Inc.                                                              112,200             620,466
    *    Ladenburg Thalmann Financial Services, Inc.                                         26,069              15,902
         Lakeland Bancorp, Inc.                                                              13,119             199,671
         LandAmerica Financial Group, Inc.                                                   46,200           2,596,440
         Leesport Financial Corp.                                                               551              13,659
         LNB Bancorp, Inc.                                                                    1,200              20,028
         LSB Bancshares, Inc.                                                                 5,156              90,746

         LSB Corp.                                                                            4,300              69,015
         MAF Bancorp, Inc.                                                                   70,827           3,014,397
         Main Street Banks, Inc.                                                             55,524           1,464,168
         MASSBANK Corp.                                                                       4,700             167,555
    *    Matrix Bancorp, Inc.                                                                 6,500              83,200
    *    Mays (J.W.), Inc.                                                                      200               3,208
         MB Financial, Inc.                                                                  74,464           2,843,780
         MBT Financial Corp.                                                                 44,861             857,742
         MCG Capital Corp.                                                                  115,934           1,854,944
    *    Meadowbrook Insurance Group, Inc.                                                   75,600             389,340
         Medallion Finanacial Corp.                                                          45,822             424,312
         Mercantile Bank Corp.                                                                1,260              51,471
    *    Mercer Insurance Group, Inc.                                                         1,000              12,850
         Merchants Bancshares, Inc.                                                           6,150             162,852
         Merchants Group, Inc.                                                                1,300              32,630
         Meta Financial Group, Inc.                                                           2,400              50,640
    *    Metris Companies, Inc.                                                             150,700           1,956,086
         MetroCorp. Bancshares, Inc.                                                          7,000             145,600
         MFB Corp.                                                                            1,300              34,151
         MicroFinancial, Inc.                                                                15,200              59,128
         Midland Co.                                                                          6,600             210,870
         Mid-State Bancshares                                                                60,403           1,616,988
         Midwest Banc Holdings, Inc.                                                         46,520             930,400
         MutualFirst Financial, Inc.                                                          2,000              43,920
         Nara Bancorp, Inc.                                                                  60,711             843,276
         National Penn Bancshares, Inc.                                                      89,710           2,124,333
    *    National Western Life Insurance Co. Class A                                          1,000             183,375
    *    Navigators Group, Inc.                                                              32,984           1,096,388
         NBT Bancorp, Inc.                                                                   85,499           2,026,326
         NetBank, Inc.                                                                       57,533             478,099
         New Hampshire Thrift Bancshares, Inc.                                                  400               6,460
         NewMil Bancorp, Inc.                                                                 4,400             134,200
    *    Newtek Business Services, Inc.                                                      89,188             230,997
         North Central Bancshares, Inc.                                                       1,700              65,858
         Northeast Bancorp                                                                      900              19,728
         Northrim BanCorp, Inc.                                                               6,068             138,784
         Northwest Bancorp, Inc.                                                            131,309           2,613,049
         NYMAGIC, Inc.                                                                        8,700             177,915
         Oak Hill Financial, Inc.                                                             3,000              77,790
         OceanFirst Financial Corp.                                                          33,880             728,420
    *    Ocwen Financial Corp.                                                              162,434           1,174,398
         Ohio Casualty Corp.                                                                142,349           3,402,141
         Old National Bancorp                                                                96,100           1,905,663
         Omega Financial Corp.                                                                8,200             239,194
         Pacific Capital Bancorp                                                            118,247           3,996,749
    *    Pacific Mercantile Bancorp                                                           5,900              83,284
    *    Pacific Premier Bancorp, Inc.                                                        3,900              40,841
         Pamrapo Bancorp, Inc.                                                                5,100             111,690
         Park Bancorp, Inc.                                                                   1,200              36,156
         Parkvale Financial Corp.                                                             5,700             158,460
         Partners Trust Financial Group, Inc.                                                12,189             125,790
         PAULA Financial                                                                      6,100              10,736
    *    Penn Treaty American Corp.                                                          83,600             186,428
         Pennfed Financial Services, Inc.                                                    14,800             214,896
         Penns Woods Bancorp, Inc.                                                              770              37,391

         Peoples Bancorp, Inc.                                                                  300               5,909
         PFF Bancorp, Inc.                                                                   65,700           1,907,928
    *    Philadelphia Consolidated Holding Corp.                                             27,238           2,246,318
    *    Pinnacle Financial Partners, Inc.                                                   20,760             463,778
    *    Piper Jaffray Companies, Inc.                                                       53,800           1,520,926
    *    PMA Capital Corp. Class A                                                           82,308             611,548
         Pocahontas Bancorp, Inc.                                                             4,400              61,600
    *    Premier Financial Bancorp                                                            5,200              56,550
         Presidential Life Corp.                                                             75,392           1,142,189
    *    ProAssurance Corp.                                                                  75,850           2,967,252
         ProCentury Corp.                                                                     1,200              12,240
         Prosperity Bancshares, Inc.                                                         71,425           1,937,046
         Provident Bancorp, Inc.                                                             90,549           1,060,329
         Provident Bankshares Corp.                                                          86,093           2,723,983
         Provident Financial Holdings, Inc.                                                   8,325             231,601
         Provident Financial Services, Inc.                                                  16,553             294,312
         Pulaski Financial Corp.                                                              5,400             120,366
         Rainier Pacific Financial Group, Inc.                                                2,000              34,180
         Renasant Corp.                                                                       2,490              75,746
         Republic Bancorp, Inc.                                                             183,071           2,527,295
         Republic Bancorp, Inc. Class A                                                      15,986             364,801
    *    Republic First Bancorp, Inc.                                                         7,803             103,936
    *    Rewards Network, Inc.                                                               63,600             324,996
         Riverview Bancorp, Inc.                                                              4,500              96,750
         RLI Corp.                                                                           66,000           2,886,840
         Royal Bancshares of Pennsylvania, Inc. Class A                                       4,518             106,625
    *    RTW, Inc.                                                                            5,150              49,955
         S&T Bancorp, Inc.                                                                   68,981           2,424,682
         Sanders Morris Harris Group, Inc.                                                   54,739             894,983
         Sandy Spring Bancorp, Inc.                                                          38,050           1,263,260
    *    SCPIE Holdings, Inc.                                                                 9,300             104,346
         Seacoast Banking Corp. of Florida                                                   40,153             813,901
         Selective Insurance Group, Inc.                                                     71,361           3,434,605
    *    Siebert Financial Corp.                                                             22,300              65,785
         Sierra Bancorp                                                                       1,700              38,733
         Simmons First National Corp. Class A                                                36,427             893,919
         Sound Federal Bancorp, Inc.                                                         30,784             490,081
         Southern Banc Co., Inc.                                                                200               3,035
         Southside Banchares, Inc.                                                              348               6,835
         Southwest Bancorp, Inc.                                                             31,700             573,770
    *    Standard Management Corp.                                                            7,600              13,680
         State Auto Financial Corp.                                                         103,912           2,805,624
         State Financial Services Corp. Class A                                               7,800             309,660
         Sterling Bancorp                                                                    47,351           1,001,474
         Sterling Bancshares, Inc.                                                          116,799           1,588,466
    *    Sterling Financial Corp.                                                            59,270           2,095,194
         Stewart Information Services Corp.                                                  47,100           1,848,675
    *    Stifel Financial Corp.                                                              25,200             532,224
    *    Stratus Properties, Inc.                                                             7,050             117,594
         Suffolk Bancorp                                                                      8,600             269,524
         Summit Bancshares, Inc.                                                              4,000              70,560
         Summit Bank Corp.                                                                    2,520              35,305
    *    Sun Bancorp, Inc.                                                                   45,666             947,113
    *    Superior Essex, Inc.                                                                21,408             359,012
         Susquehanna Bancshares, Inc.                                                       116,691           2,655,887

    *    SVB Financial Group                                                                 71,258           3,403,282
         SWS Group, Inc.                                                                     34,518             547,110
         Teche Holding Co.                                                                      700              25,305
    *    Tejon Ranch Co.                                                                     13,900             721,410
         Texas Regional Banchshares, Inc. Class A                                            82,660           2,379,781
         Texas United Bancshares, Inc.                                                          100               1,739
         TF Financial Corp.                                                                   2,600              75,400
    *    Thackeray Corp.                                                                      4,100                   0
    *    Thackeray Corp. Escrow Shares                                                        4,100                 820
    *    The Banc Corp.                                                                      45,200             474,600
         The Colonial BancGroup, Inc.                                                         8,500             189,465
    #    The Phoenix Companies, Inc.                                                        246,900           2,839,350
    *    The Washtenaw Group, Inc.                                                            1,500               1,875
         TierOne Corp.                                                                       47,512           1,146,227
         Timberland Bancorp, Inc.                                                             3,900              89,739
         Tompkins County Trustco, Inc.                                                          399              16,479
    *    Tradestation Group, Inc.                                                           108,600             800,382
    *    Trammell Crow Co.                                                                   91,400           2,061,070
    *    Triad Guaranty, Inc.                                                                36,814           1,995,319
         Trico Bancshares                                                                     9,900             201,960
         TrustCo Bank Corp. NY                                                              194,804           2,425,310
         UICI                                                                               118,900           2,990,335
         UMB Financial Corp.                                                                 56,265           3,133,960
         Umpqua Holdings Corp.                                                              110,236           2,569,601
    *    Unico American Corp.                                                                 5,500              50,325
         Union Bankshares Corp.                                                                 170               6,164
         Union Community Bancorp                                                              2,300              37,904
    *    United America Idemnity, Ltd.                                                       24,043             409,933
         United Bankshares, Inc.                                                             86,576           2,895,967
         United Community Banks, Inc.                                                        96,391           2,407,847
         United Community Financial Corp.                                                    78,072             820,537
         United Financial Corp.                                                                 660              16,153
    *    United Financial Mortgage Corp.                                                     10,400              45,032
         United Fire & Casualty Co.                                                          12,400             488,188
    *    United PanAm Financial Corp.                                                           600              14,292
    #    United Security Bancshares                                                           2,000              51,592
         Unity Bancorp, Inc.                                                                  5,733              70,229
    *    Universal American Financial Corp.                                                 143,652           2,720,769
         Unizan Financial Corp.                                                              33,197             846,192
    *    USA Mobility, Inc.                                                                  42,300           1,119,258
         USB Holding Co., Inc.                                                               17,953             379,367
         Vail Banks, Inc.                                                                     1,300              18,200
         Vesta Insurance Group, Inc.                                                         93,800             236,376
    *    Virginia Commerce Bancorp, Inc.                                                        625              13,962
         Washington Banking Co.                                                               6,240              89,232
         Washington Savings Bank, FSB                                                         2,400              20,784
         Washington Trust Bancorp, Inc.                                                      33,863             954,598
         Wesbanco, Inc.                                                                      57,861           1,710,950
         West Bancorporation                                                                 35,716             636,102
         West Coast Bancorp                                                                  38,629             840,567
         Westamerica Bancorporation                                                           3,713             195,489
         Westbank Corp.                                                                       4,740              79,822
    *    Western Sierra Bancorp                                                               1,575              53,723
         Westwood Holdings Group, Inc.                                                        6,479             109,430
         Willow Grove Bancorp, Inc.                                                          23,951             365,157

    *    Wilshire Enterprises, Inc.                                                           7,107              53,302
         Wintrust Financial Corp.                                                            56,019           2,804,871
    *    World Acceptance Corp.                                                              49,409           1,287,104
         Yardville National Bancorp                                                          16,400             556,124
         Zenith National Insurance Corp.                                                     18,600           1,178,310
                                                                                                       ----------------
Total Financials
(Cost $256,684,688)                                                                                         315,527,466
                                                                                                       ----------------

Energy -- (5.3%)
    *    Abraxas Petroleum Corp.                                                              4,100              11,234
         Adams Resources & Energy, Inc.                                                       4,200              70,770
    *    Atlas America, Inc.                                                                    400              12,504
    *    ATP Oil & Gas Corp.                                                                 72,000           1,518,480
    *    Atwood Oceanics, Inc.                                                               41,000           2,348,890
         Barnwell Industries, Inc.                                                              800              49,000
         Berry Petroleum Corp. Class A                                                       54,700           2,601,532
    *    Bolt Technology Corp.                                                                5,400              31,590
  * #    BPZ Energy, Inc.                                                                       544               2,502
    *    Brigham Exploration Co.                                                            114,213             966,242
         Cabot Oil & Gas Corp.                                                               69,750           2,186,662
    *    Cal Dive International, Inc.                                                        64,586           2,932,204
    *    Callon Petroleum Co.                                                                45,762             647,532
         CARBO Ceramics, Inc.                                                                43,100           3,087,684
    *    Carrizo Oil & Gas, Inc.                                                             18,600             280,488
         Castle Energy Corp.                                                                 14,300             185,900
  * #    Cimarex Energy Co.                                                                  14,004             526,971
    *    Clayton Williams Energy, Inc.                                                        9,200             251,344
    *    Comstock Resources, Inc.                                                           105,900           2,416,638
    *    Contango Oil & Gas Co.                                                               1,300              10,322
    *    Dawson Geophysical Co.                                                               5,400             112,320
    *    Delta Petroleum Corp.                                                              105,718           1,207,300
    *    Denbury Resources, Inc.                                                            106,100           3,393,078
    *    Dril-Quip, Inc.                                                                     46,700           1,277,245
    *    Edge Petroleum Corp.                                                                44,413             605,349
    *    Encore Acquisition Co.                                                              84,800           3,163,040
    *    Endeavour International Corp.                                                      213,700             703,073
    *    Energy Partners, Ltd.                                                               93,300           2,131,905
         Frontier Oil Corp.                                                                  70,100           3,428,591
  * #    FX Energy, Inc.                                                                     19,400             180,808
    *    Gasco Energy, Inc.                                                                   9,700              30,652
    *    Giant Industries, Inc.                                                              34,700             999,707
    *    Goodrich Petroleum Corp.                                                            54,700             968,737
    *    Grey Wolf, Inc.                                                                    496,000           3,258,720
  * #    GSV, Inc.                                                                            1,800                 468
         Gulf Island Fabrication, Inc.                                                       31,577             634,698
    *    Gulfmark Offshore, Inc.                                                             52,114           1,305,977
    *    Hanover Compressor Co.                                                             225,100           2,347,793
    *    Harvest Natural Resources, Inc.                                                     97,700           1,059,068
         Holly Corp.                                                                         37,200           1,422,156
  * #    Horizon Offshore, Inc.                                                              48,983              15,430
    *    Houston Exploration Co.                                                             49,997           2,548,347
    *    Hydril Co.                                                                          47,500           2,465,725
  * #    Infinity, Inc.                                                                      27,998             230,983
    *    Input/Output, Inc.                                                                 204,500           1,212,685
    *    KCS Energy, Inc.                                                                   128,500           1,805,425

    *    Key Energy Group, Inc.                                                             249,200           2,738,708
  * #    KFX, Inc.                                                                          169,800           2,236,266
    *    Lone Star Technologies, Inc.                                                        75,500           3,129,475
         Lufkin Industries, Inc.                                                             12,800             369,024
    *    Magnum Hunter Resources, Inc.                                                      216,302           3,344,029
         Maritrans, Inc.                                                                      7,800             186,342
         MarkWest Hydrocarbon, Inc.                                                          10,285             224,624
  * #    Matrix Service Co.                                                                  45,000             185,850
    *    Maverick Tube Corp.                                                                111,200           3,359,352
  * #    McMoran Exploration Co.                                                             63,464           1,174,719
    *    Meridian Resource Corp.                                                            206,000             933,180
    *    Mission Resources Corp.                                                            106,500             752,955
    *    Mitcham Industries, Inc.                                                            22,300             156,546
    *    NATCO Group, Inc. Class A                                                           25,100             270,076
    *    Natural Gas Services Group                                                             300               3,087
    *    Newpark Resources, Inc.                                                            218,300           1,331,630
    *    NS Group, Inc.                                                                      57,700           1,662,914
    *    Oceaneering International, Inc.                                                     66,700           2,434,550
    *    Offshore Logistics, Inc.                                                            60,500           1,894,860
    *    Oil States International, Inc.                                                     128,831           2,983,726
  * #    OMNI Energy Services Corp.                                                          29,200              47,596
         Overseas Shipholding Group, Inc.                                                    18,725           1,144,097
    *    Parallel Petroleum Corp.                                                            81,100             552,291
    *    Parker Drilling Co.                                                                246,600           1,405,620
         Penn Virginia Corp.                                                                 47,800           1,972,706
    *    Petrohawk Energy Corp.                                                              11,800             103,132
    *    Petroleum Development Corp.                                                         43,033           1,124,452
    *    Pioneer Drilling Co.                                                                 1,500              20,985
         Range Resources Corp.                                                              164,500           3,799,950
    *    Remington Oil & Gas Corp.                                                           72,200           2,238,200
    *    Rentech, Inc.                                                                       57,800              85,544
         Resource America, Inc.                                                              45,153           1,534,299
    *    Royale Energy, Inc.                                                                  4,509              24,619
         RPC, Inc.                                                                           42,900             633,633
    *    Seabulk International, Inc.                                                         46,800             917,748
    *    SEACOR Holdings, Inc.                                                               49,400           2,868,164
    *    Spinnaker Exploration Co.                                                           88,190           2,704,787
         St. Mary Land & Exploration Co.                                                    175,600           4,569,112
    *    Stone Energy Corp.                                                                  69,363           2,984,690
    *    Superior Energy Services, Inc.                                                     199,200           3,117,480
    *    Swift Energy Corp.                                                                  72,900           2,489,535
    *    Syntroleum Corp.                                                                   138,726           1,202,754
    *    T-3 Energy Services, Inc.                                                            1,250               8,875
  * #    Tel Offshore Trust                                                                   3,145              22,864
         Tesoro Petroleum Corp.                                                              43,595           1,900,742
  * #    Teton Petroleum Co.                                                                 20,400              71,400
    *    TETRA Technologies, Inc.                                                            58,200           1,606,320
    *    Tipperary Corp.                                                                     17,900              83,593
  * #    Torch Offshore, Inc.                                                                18,300               2,242
    *    Toreador Resources Corp.                                                             4,900             105,252
    *    TransMontaigne, Inc.                                                               108,100             895,068
  * #    Tri-Valley Corp.                                                                    57,800             690,132
  * #    U.S. Energy Corp. Wyoming                                                           11,500              46,230
    *    Universal Compression Holdings, Inc.                                                82,249           2,812,916
         USEC, Inc.                                                                         221,431           3,022,533

    *    Veritas DGC, Inc.                                                                   88,000           2,376,000
    *    Westmoreland Coal Co.                                                               21,300             457,524
    *    W-H Energy Services, Inc.                                                           72,100           1,562,407
    *    Whiting Petroleum Corp.                                                              7,660             264,883
         World Fuel Services Corp.                                                           59,300           1,562,555
                                                                                                       ----------------
Total Energy
(Cost $94,571,902)                                                                                          139,052,612
                                                                                                       ----------------

Materials -- (5.0%)
    *    AEP Industries, Inc.                                                                13,000             223,990
    *    AK Steel Holding Corp.                                                             285,400           2,183,310
         Albemarle Corp.                                                                     78,881           3,000,633
    *    Aleris International, Inc.                                                          77,684           1,850,433
         AMCOL International Corp.                                                           78,200           1,517,080
    *    American Pacific Corp.                                                               7,100              57,510
         American Vanguard Corp.                                                              2,642              47,292
         Applied Extrusion Technologies, Inc.                                                    50                   0
         Arch Chemicals, Inc.                                                                60,122           1,417,076
         Atlantis Plastics, Inc.                                                              4,400              27,324
    *    Badger Paper Mills, Inc.                                                             1,000               3,340
         Bairnco Corp.                                                                        7,300              81,541
         Balchem Corp.                                                                        7,050             195,285
    *    Brush Engineered Materials, Inc.                                                    51,900             735,942
    *    Buckeye Technologies, Inc.                                                         101,083             835,956
         Calgon Carbon Corp.                                                                102,600             914,166
         Cambrex Corp.                                                                       72,600           1,314,060
    *    Canyon Resources Corp.                                                              63,900              47,286
    *    Caraustar Industries, Inc.                                                          76,066             798,693
         Carpenter Technology Corp.                                                          59,900           3,234,600
    *    Castle (A.M.) & Co.                                                                 15,437             215,964
    *    Century Aluminum Co.                                                                86,490           1,938,241
         Chesapeake Corp.                                                                    50,702           1,058,151
         Cleveland-Cliffs, Inc.                                                              54,000           3,166,020
    *    Coeur d'Alene Mines Corp.                                                          643,300           2,142,189
         Commercial Metals Co.                                                               90,000           2,354,400
         Compass Minerals International, Inc.                                                21,900             493,407
    *    Constar International, Inc.                                                         20,900              66,880
  * #    Continental Materials Corp.                                                            200               6,238
  * #    Core Molding Technologies, Inc.                                                      7,700              72,380
         CPAC, Inc.                                                                           5,120              25,549
         Crompton Corp.                                                                     286,900           4,403,915
         Deltic Timber Corp.                                                                 32,871           1,272,108
    *    Detrex Corp.                                                                           500               2,338
    *    Devcon International Corp.                                                           3,600              42,300
         Eagle Materials, Inc.                                                               22,200           1,946,274
         Eagle Materials, Inc. Class B                                                       21,600           1,837,080
    *    Eden Bioscience Corp.                                                                6,200               3,720
    *    Environmental Technologies Corp.                                                     3,700                   2
         Ferro Corp.                                                                        108,900           2,095,236
         Flamemaster Corp.                                                                      189                 803
         Friedman Industries, Inc.                                                            6,158              47,355
         Fuller (H.B.) Co.                                                                   73,609           2,384,932
         Georgia Gulf Corp.                                                                  85,000           2,701,300
         Gibraltar Industries, Inc.                                                          63,004           1,232,358
         Glatfelter (P.H.) Co.                                                              114,100           1,277,920

    *    Graphic Packaging Corp.                                                            317,600           1,191,000
         Great Lakes Chemical Corp.                                                         132,800           4,501,920
         Hawkins, Inc.                                                                       10,200             125,460
    *    Headwaters, Inc.                                                                   103,800           3,433,704
    *    Hecla Mining Co.                                                                   307,600           1,378,048
    *    Hercules, Inc.                                                                     208,900           2,886,998
    *    ICO, Inc.                                                                           14,320              33,509
    *    Impreso, Inc.                                                                        5,300               5,671
    *    Keystone Consolidated Industries, Inc.                                               2,100                 357
         Kronos Worldwide, Inc.                                                                 688              21,741
    *    Landec Corp.                                                                        61,790             370,122
    *    Lesco, Inc.                                                                         18,300             247,050
  * #    Liquidmetal Technologies, Inc.                                                      68,495             106,852
         Longview Fibre Co.                                                                 131,900           2,634,043
         MacDermid, Inc.                                                                     78,800           2,293,868
    *    Material Sciences Corp.                                                             37,500             457,500
    *    Maxxam, Inc.                                                                         8,900             206,925
         Metal Management, Inc.                                                              62,800           1,153,636
    *    Metals USA, Inc.                                                                    52,480           1,111,002
         Minerals Technologies, Inc.                                                         53,100           3,573,630
    *    Mines Management, Inc.                                                                 900               5,139
    *    Mod-Pac Corp.                                                                        2,750              43,860
    *    Mod-Pac Corp. Class B                                                                1,112              16,458
         Myers Industries, Inc.                                                              89,419             997,022
  * #    Nanophase Technologies Corp.                                                        46,498             303,167
         Nevada Chemicals, Inc.                                                               2,500              16,750
    *    NewMarket Corp.                                                                     43,500             591,165
         Niagara Corp.                                                                        8,200              70,110
    *    NL Industries, Inc.                                                                126,576           1,923,955
         NN, Inc.                                                                            43,875             556,774
         Northern Technologies International Corp.                                            3,000              14,700
    *    Northwest Pipe Co.                                                                   6,300             139,608
         Olin Corp.                                                                         170,252           3,195,630
  * #    Olympic Steel, Inc.                                                                 25,900             406,630
    *    OM Group, Inc.                                                                      72,900           1,837,080
    *    OMNOVA Solutions, Inc.                                                              14,000              56,840
    *    Oregon Steel Mills, Inc.                                                            91,800           1,621,188
         Packaging Dynamics Corp.                                                             4,120              58,092
         Penford Corp.                                                                        7,300             113,077
    *    PolyOne Corp.                                                                      170,800           1,147,776
         Pope & Talbot, Inc.                                                                 44,800             494,144
         Potlatch Corp.                                                                      75,300           3,892,257
         Quaker Chemical Corp.                                                               27,020             478,254
         Quanex Corp.                                                                        65,250           3,385,823
         Reliance Steel & Aluminum Co.                                                       82,457           3,173,770
         Roanoke Electric Steel Corp.                                                         9,900             198,495
         Rock of Ages Corp.                                                                   4,400              26,708
         Rock-Tenn Co. Class A                                                               89,500           1,030,145
         Royal Gold, Inc.                                                                    54,235             951,824
    *    RTI International Metals, Inc.                                                      56,400           1,544,796
    #    Ryerson Tull, Inc.                                                                  65,000             989,300
         Schnitzer Steel Industries, Inc. Class A                                            62,351           1,441,555
         Schulman (A.), Inc.                                                                 78,955           1,291,704
         Schweitzer-Maudoit International, Inc.                                              38,600           1,156,842
         Sensient Technologies Corp.                                                        122,400           2,490,840

         Silgan Holdings, Inc.                                                               47,913           2,731,041
    *    Southwall Technologies, Inc.                                                        14,200              19,028
         Spartech Corp.                                                                      83,600           1,691,228
         Steel Dynamics, Inc.                                                                36,058             969,600
         Steel Technologies, Inc.                                                            33,450             669,000
         Stepan Co.                                                                           8,400             178,164
    *    Stillwater Mining Co.                                                              234,900           1,585,575
         Summa Industries, Inc.                                                               5,200              40,040
    *    Symyx Technologies, Inc.                                                            84,600           2,155,608
    *    Synalloy Corp.                                                                       5,900              68,145
    *    Terra Industries, Inc.                                                             241,800           1,535,430
         Texas Industries, Inc.                                                              57,800           2,659,956
  * #    Titanium Metals Corp.                                                               15,850             674,259
  * #    U.S. Aggregates, Inc.                                                                1,600                   4
    *    U.S. Concrete, Inc.                                                                 74,600             456,552
    *    UFP Technologies, Inc.                                                               3,800              11,780
    *    Universal Stainless & Alloy Products, Inc.                                           6,000              75,300
         Valhi, Inc.                                                                         10,040             186,142
         Vulcan International Corp.                                                             700              34,370
         Wausau-Mosinee Paper Corp.                                                         134,036           1,675,450
    *    Webco Industries, Inc.                                                               6,000              34,500
         Wellman, Inc.                                                                       70,400             791,296
    *    Williams Industries, Inc.                                                            1,200               4,183
         Worthington Industries, Inc.                                                        28,229             473,118
  * #    Zoltek Companies, Inc.                                                              44,000             438,240
                                                                                                       ----------------
Total Materials
(Cost $114,062,666)                                                                                         129,825,100
                                                                                                       ----------------

Consumer Staples -- (3.5%)
  * #    Advanced Nutraceuticals, Inc.                                                          700               2,975
    *    Alico, Inc.                                                                          7,000             360,500
         Alliance One International, Inc.                                                   209,216           1,341,075
    #    American Italian Pasta Co.                                                          47,300           1,088,373
    *    Atlantic Premium Brands, Ltd.                                                        2,000               2,300
    *    Boston Beer Co., Inc. Class A                                                       26,200             553,082
    *    Bridgford Foods Corp.                                                               10,400              80,704
    *    Cagle's, Inc. Class A                                                                2,000              19,200
         Calavo Growers, Inc.                                                                26,043             270,665
         Cal-Maine Foods, Inc.                                                               55,600             360,844
    *    Carrington Laboratories, Inc.                                                        9,800              36,456
         Casey's General Stores, Inc.                                                       129,310           2,332,752
         CCA Industries, Inc.                                                                18,266             183,573
    *    Central European Distribution Corp.                                                 44,327           1,478,305
    *    Central Garden & Pet Co.                                                            51,700           2,292,895
    *    Chattem, Inc.                                                                       53,600           2,299,440
         Chiquita Brands International, Inc.                                                106,496           3,096,904
         Coca-Cola Bottling Co. Consolidated                                                  6,000             291,000
         Corn Products International, Inc.                                                   38,600             852,674
    *    Cruzan International, Inc.                                                           4,600              64,170
    *    Darling International, Inc.                                                        168,600             627,192
         Delta & Pine Land Co.                                                              100,600           2,716,200
    *    Elizabeth Arden, Inc.                                                               74,300           1,561,786
         Farmer Brothers Co.                                                                 19,000             456,000
  * #    Female Health Co.                                                                    9,300              16,740
         Flowers Foods, Inc.                                                                112,425           3,670,676

    *    Foodarama Supermarkets, Inc.                                                         1,100              34,100
    *    Fresh Brands, Inc.                                                                   5,100              34,374
    *    Galaxy Nutritional Foods, Inc.                                                      11,500              23,000
    *    Gardenburger, Inc.                                                                   4,000                 320
    *    Genesee Corp. Class B                                                                  200                 415
    *    Glacier Water Services, Inc.                                                         3,600              80,280
         Golden Enterprises, Inc.                                                            11,800              43,660
  * #    Great Atlantic & Pacific Tea Co., Inc.                                             100,400           2,502,972
    *    Green Mountain Coffee, Inc.                                                         17,830             593,204
    *    Griffin Land & Nurseries, Inc. Class A                                               2,200              52,800
    *    Hain Celestial Group, Inc.                                                          94,095           1,693,710
    *    Hines Horticulture, Inc.                                                            22,000              78,100
         Imperial Sugar Co. (NEW)                                                            26,520             408,408
         Ingles Market, Inc. Class A                                                         26,180             330,915
  * #    Integrated Biopharma, Inc.                                                          32,800             145,960
    #    Inter Parfums, Inc.                                                                 19,398             344,314
  * #    Interstate Bakeries Corp.                                                           81,300             531,702
         J & J Snack Foods Corp.                                                             23,489           1,159,417
    *    Katy Industries, Inc.                                                                8,300              28,967
         Lance, Inc.                                                                         76,900           1,359,592
         Longs Drug Stores Corp.                                                             98,000           4,021,920
    *    M&F Worldwide Corp.                                                                 46,100             589,619
    #    Mannatech, Inc.                                                                     13,500             217,485
         Marsh Supermarkets, Inc. Class A                                                     1,600              18,000
         Marsh Supermarkets, Inc. Class B                                                     4,500              56,925
    *    Maui Land & Pineapple Co., Inc.                                                     10,200             421,362
  * #    Medifast, Inc.                                                                      28,600              87,802
         MGP Ingredients, Inc.                                                               41,855             349,908
    *    Monterey Pasta Co.                                                                  32,100              96,942
         Nash Finch Co.                                                                      32,440           1,154,215
    *    National Beverage Corp.                                                             36,200             296,840
    *    Natrol, Inc.                                                                        10,000              28,000
    *    Natural Alternatives International, Inc.                                             5,400              40,824
         Nature's Sunshine Products, Inc.                                                    39,184             645,360
  * #    NeighborCare, Inc.                                                                  73,800           2,214,738
         Northland Cranberries, Inc.                                                            100                  34
         Nu Skin Enterprises, Inc. Class A                                                  125,000           2,823,750
         Oil-Dri Corp. of America                                                             4,200              71,820
    *    Omega Protein Corp.                                                                 62,300             442,330
  * #    Parlux Fragrances, Inc.                                                             23,623             590,103
    *    Pathmark Stores, Inc.                                                               78,179             699,702
    *    Peet's Coffee & Tea, Inc.                                                           34,739             986,240
    *    Performance Food Group Co.                                                         117,187           3,171,080
    *    Pizza Inn, Inc.                                                                     10,000              26,500
    *    Playtex Products, Inc.                                                             159,200           1,716,176
    *    PriceSmart, Inc.                                                                    47,000             329,000
         Pyramid Breweries, Inc.                                                              5,700              10,768
         Ralcorp Holdings, Inc.                                                              76,700           2,925,338
    *    Redhook Ale Brewery, Inc.                                                            9,300              28,365
    #    Reliv International, Inc.                                                           43,122             452,781
    *    Revlon, Inc.                                                                       881,100           2,616,867
         Rocky Mountain Chocolate Factory, Inc.                                               4,216              99,329
         Ruddick Corp.                                                                      122,500           2,943,675
    *    San Filippo (John B.) & Son, Inc.                                                   19,893             420,737
         Sanderson Farms, Inc.                                                               51,900           1,967,010

    *    Scheid Vineyards, Inc.                                                               2,200              12,760
         Seaboard Corp.                                                                       1,400           1,883,000
    *    Seneca Foods Corp. Class A                                                             200               3,240
    *    Seneca Foods Corp. Class B                                                           1,300              21,482
    *    Smart & Final Food, Inc.                                                            79,600             863,660
    *    Spartan Stores, Inc.                                                                52,475             676,927
    *    Spectrum Brands, Inc.                                                               84,300           3,116,571
  * #    Star Scientific, Inc.                                                              196,495           1,139,671
         Stephan Co.                                                                          3,500              15,575
         Tasty Baking Co.                                                                    18,900             151,200
         The Topps Co., Inc.                                                                105,148             979,979
    *    Tofutti Brands, Inc.                                                                 6,900              21,735
    *    United Natural Foods, Inc.                                                         106,213           3,445,550
         United-Guardian, Inc.                                                                1,900              14,402
         Universal Corp.                                                                     66,500           2,952,600
  * #    USANA Health Services, Inc.                                                         49,660           2,180,074
    #    Vector Group, Ltd.                                                                 108,624           1,862,902
    *    Vermont Pure Holdings, Ltd.                                                         17,300              31,486
         WD-40 Co.                                                                           42,189           1,222,637
    *    Weider Nutrition International, Inc.                                                10,500              42,840
         Weis Markets, Inc.                                                                  70,307           2,583,079
    *    Wild Oats Markets, Inc.                                                             74,269             834,784
  * #    Winn-Dixie Stores, Inc.                                                            331,700             348,285
                                                                                                       ----------------
Total Consumer Staples
(Cost $73,256,010)                                                                                           92,468,675
                                                                                                       ----------------

Utilities -- (2.5%)
         ALLETE, Inc.                                                                        80,100           3,844,800
         American States Water Co.                                                           43,450           1,215,731
    *    Aquila, Inc.                                                                       628,500           2,350,590
         Artesian Resources Corp. Class A                                                     1,815              58,570
         Avista Corp.                                                                       129,500           2,283,085
    *    BayCorp Holdings, Ltd.                                                                 484               6,703
         BIW, Ltd.                                                                              800              14,560
         Black Hills Corp.                                                                   87,659           3,210,073
         California Water Service Group                                                      48,500           1,749,880
  * #    Calpine Corp.                                                                       32,730              97,535
         Cascade Natural Gas Corp.                                                           30,000             576,600
         Central Vermont Public Service Corp.                                                32,800             688,800
         CH Energy Group, Inc.                                                               42,600           1,925,520
         Chesapeake Utilities Corp.                                                          14,100             406,362
         Cleco Corp.                                                                        133,300           2,784,637
    *    CMS Energy Corp.                                                                    19,075             252,362
         Connecticut Water Services, Inc.                                                     7,600             190,152
         Delta Natural Gas Co., Inc.                                                          7,320             188,270
    #    Duquesne Light Holdings, Inc.                                                      185,600           3,531,968
    *    Dynegy, Inc.                                                                        63,200             293,880
    *    El Paso Electric Co.                                                               123,200           2,472,624
         Empire District Electric Co.                                                        67,600           1,553,448
    *    Energy West, Inc.                                                                    3,900              31,980
         EnergySouth, Inc.                                                                   19,603             527,713
    *    Environmental Power Corp.                                                            6,200              30,380
         Florida Public Utilities Co.                                                         3,866              68,428
         Green Mountain Power Corp.                                                          12,500             365,250
         IDACORP, Inc.                                                                      108,400           3,069,888

         Laclede Group, Inc.                                                                 54,700           1,635,530
         Maine & Maritimes Corp.                                                              1,600              42,800
         MGE Energy, Inc.                                                                    52,727           1,898,172
         Middlesex Water Co.                                                                  8,400             162,456
         New Jersey Resources Corp.                                                          69,600           3,138,960
         Northwest Natural Gas Co.                                                           71,300           2,581,060
         NorthWestern Corp.                                                                  18,564             537,985
         Otter Tail Corp.                                                                    75,260           1,916,120
         Piedmont Natural Gas Co.                                                            64,600           1,580,116
         PNM Resources, Inc.                                                                116,000           3,380,240
         RGC Resources, Inc.                                                                  3,564              96,014
         SEMCO Energy, Inc.                                                                  73,900             404,972
  * #    Sierra Pacific Resources                                                           305,100           3,645,945
         SJW Corp.                                                                            9,000             379,800
         South Jersey Industries, Inc.                                                       35,864           2,033,489
    *    Southern Union Co.                                                                       1                  17
         Southwest Gas Corp.                                                                 96,700           2,415,566
         Southwest Water Co.                                                                 50,169             533,798
         UIL Holdings Corp.                                                                  38,100           1,975,104
         Unisource Energy Corp.                                                              67,080           1,929,892
         Unitil Corp.                                                                         4,700             127,511
         WGL Holdings, Inc.                                                                  14,000             455,560
                                                                                                       ----------------
Total Utilities
(Cost $52,099,958)                                                                                           64,660,896
                                                                                                       ----------------

Telecommunication Services -- (1.0%)
    *    @Road, Inc.                                                                        148,000             408,480
         Alaska Communications Systems Group, Inc.                                           26,700             252,849
    *    Boston Communications Group, Inc.                                                   46,100              64,079
  * #    Broadwing Corp.                                                                    106,624             522,458
    *    Centennial Communications Corp.                                                    156,896           2,053,769
    *    Cincinnati Bell, Inc.                                                              641,000           2,531,950
  * #    Cogent Communications Group, Inc.                                                    1,735              39,922
    *    Commonwealth Telephone Enterprises, Inc.                                            56,600           2,957,350
    *    Covista Communications, Inc.                                                         3,000               2,640
         CT Communications, Inc.                                                             48,760             589,996
         D&E Communications, Inc.                                                            37,074             299,929
    *    General Communications, Inc. Class A                                               140,981           1,161,683
    *    GoAmerica, Inc.                                                                         56                 390
         Hector Communications Corp.                                                          3,500              80,500
         Hickory Tech Corp.                                                                  13,900             126,212
    *    IDT Corp.                                                                           45,278             610,800
    *    IDT Corp. Class B                                                                  194,300           2,661,910
    *    LCC International, Inc. Class A                                                     51,841             185,072
    *    Lynch Interactive Corp.                                                              2,800              74,200
    *    Metro One Telecommunications, Inc.                                                  36,450              34,263
  * #    Network Plus Corp.                                                                  14,500                  13
         North Pittsburgh Systems, Inc.                                                      39,006             731,753
    *    Pac-West Telecomm, Inc.                                                             23,100              24,024
    *    Premiere Global Services, Inc.                                                     183,937           2,069,291
    *    Price Communications Corp.                                                         145,170           2,495,472
  * #    Primus Telecommunications Group, Inc.                                              166,257             149,631
    *    Rural Cellular Corp. Class A                                                         4,800              23,136
    *    SBA Communications Corp.                                                           101,800           1,138,124
    *    Shared Technologies Cellular, Inc.                                                  10,100                  15

    *    SunCom Wireless Holdings, Inc.                                                     149,100             313,110
         SureWest Communications                                                             37,312             888,026
    *    TALK America Holdings, Inc.                                                         67,609             601,044
    *    Teleglobe International Holdings, Ltd.                                              11,300              26,894
    *    Time Warner Telecom, Inc.                                                          124,187             633,354
    *    UbiquiTel, Inc.                                                                    237,390           1,642,739
  * #    US LEC Corp.                                                                        76,386             190,965
         Warwick Valley Telephone Co.                                                           300               7,500
    *    Wireless Facilities, Inc.                                                          177,751             915,418
    *    WQN, Inc.                                                                            1,500               2,955
    *    Xeta Corp.                                                                          10,300              32,960
                                                                                                       ----------------
Total Telecommunication Services
(Cost $28,906,932)                                                                                           26,544,876
                                                                                                       ----------------

Real Estate Investment Trusts -- (0.0%)
         Saxon Capital, Inc.                                                                 16,400             277,652
                                                                                                       ----------------
(Cost $181,384)

Other -- (0.0%)
    *    Big 4 Ranch, Inc.                                                                    3,200                   0
    *    Breed Technologies, Inc.                                                            36,800                 515
    *    Bush Industries, Inc. Escrow                                                           700                  16
    *    Career Blazers, Inc. Trust Units                                                       800                   0
    *    Celebrity, Inc. Escrow Shares                                                        1,300                   0
    *    Convergence Systems, Inc.                                                                1                   0
    *    Denali, Inc.                                                                         4,300                   0
    *    DLB Oil & Gas, Inc.                                                                  1,300                   0
    *    ePresence, Inc. Escrow Shares                                                       25,100               3,263
  * #    EquiMed, Inc. Nevis                                                                  2,250                   0
    *    Hoenig Group Escrow Shares                                                           7,900                   0
    *    iGo Escrow Share                                                                     4,100                   0
    *    Imperial Sugar Co.                                                                  14,551                   0
    *    Noel Group, Inc.                                                                     8,000                 120
  * #    Nucentrix Broadband Networks, Inc. Escrow Shares                                    10,400                   0
    *    Petrocorp, Inc. Escrow Shares                                                        6,900                 414
    *    Source Media, Inc.                                                                  27,400                   0
    *    Starbiz Restrictive Shares                                                               2                   0
    *    StorageNetworks, Inc. Escrow Shares                                                 60,800               1,648
    *    Suburban Lodges of America, Inc. Escrow Shares                                      18,500                   0
         Swisher International, Inc.                                                            700               3,378
  * #    Trenwick Group, Ltd.                                                                11,975                  60
    *    Trump Entertainment Resorts, Inc.                                                       23                 309
    *    VLPS Lighting Services International, Inc. Escrow Shares                             4,800                 392
    *    Wireless WebConnect!, Inc.                                                           2,500                  28
                                                                                                       ----------------
Total Other
(Cost $1,548,194)                                                                                                10,143
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $2,246,919,126)                                                                                     2,480,887,153
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    American Banknote Corp. Warrants Series 1 10/01/07                                      30                   0
    *    American Banknote Corp. Warrants Series 2 10/01/07                                      30                   0

  * #    Angeion Corp. Warrants 10/31/20                                                        215                   0
    *    Aura Systems, Inc. Warrants 05/31/05                                                 1,262                   0
    *    Chart Industries, Inc. Warrants 09/15/10                                                24                 612
    *    Chiquita Brands International, Inc. Warrants 03/19/09                                9,947             108,522
    *    CSF Holding, Inc. Litigation Rights                                                  3,250                   0
    *    Del Global Technologies Corp. Warrants 03/28/08                                        971               1,456
  * #    Foster Wheelers, Ltd. Warrants 09/24/07                                             40,600                   0
    *    Imperial Credit Industries, Inc. Warrants 01/31/08                                      22                   0
    *    Imperial Sugar Co. Warrants 08/29/08                                                   498                 348
    *    Milltope Group, Inc. Contigent Value Rights                                          5,800                   0
    *    Optical Cable Corp. Warrants 10/24/07                                                2,823                   0
  * #    OSI Pharmaceuticals, Inc. Contingent Value Rights                                    4,829                 435
    *    PDS Gaming Corp.                                                                     1,100               1,650
         PMR Corp. Contingent Value Rights                                                    7,300                   0
  * #    RCN Corp. Warrants 12/21/06                                                             60                   0
    *    Timco Aviation Services, Inc. Warrants 02/27/07                                      6,696                   1
    *    Trico Marine Services, Inc. Warrants 03/15/08 Series B                                 744               1,183
    *    Trico Marine Services, Inc. Warrants 03/15/10 Series A                                 744               2,976
    *    Trump Entertainment Resorts, Inc. Warrants 05/23/06                                  2,634                   0
    *    Virologic, Inc. Contingent Value Rights                                            102,461              17,931
                                                                                                       ----------------
Total Other
(Cost $970,937)                                                                                                 135,114
                                                                                                       ----------------

Consumer Discretionary -- (0.0%)
    *    Lodgian, Inc. Class A Warrants 11/25/07                                                188                   6
    *    Lodgian, Inc. Class B Warrants 11/25/09                                                582                  12
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $0)                                                                                                            18
                                                                                                       ----------------

Consumer Staples -- (0.0%)
    *    Cruzan International, Inc. Rights 06/21/05                                             920                   0
                                                                                                       ----------------
(Cost $0)
TOTAL RIGHTS/WARRANTS
(Cost $970,937)                                                                                                 135,132
                                                                                                       ----------------

                                                                                        FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
    *    Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                                       2                   0
    *    Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                       4                   0
                                                                                                       ----------------
Total Other
(Cost $0)                                                                                                             0
                                                                                                       ----------------
TOTAL BONDS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TEMPORARY CASH INVESTMENTS -- (5.2%)
    ^    Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $189,895,000 U.S. STRIPS 9.875%, 11/15/15, valued at
         $122,070,194) to be repurchased at $119,685,348 (Cost $119,675,641)                119,676         119,675,641
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $17,915,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $17,937,394) to be repurchased at $17,673,419 (Cost $17,672,000)                    17,672          17,672,000
                                                                                                       ----------------
                                                                                                            137,347,641
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $137,347,641)                                                                                         137,347,641
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $2,385,237,704)                                                                                  $  2,618,369,926
                                                                                                       ================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
COMMON STOCKS -- (94.0%)
Information Technology -- (20.4%)
    *    24/7 Real Media, Inc.                                                                4,040    $         12,282
  * #    8X8, Inc.                                                                           84,000             162,120
    *    Access Integrated Technologies, Inc.                                                 4,900              30,870
  * #    ACE*COMM Corp.                                                                      78,700             166,844
    *    Actel Corp.                                                                        173,096           2,560,090
    *    ActivCard Corp.                                                                    287,630           1,185,036
    *    Actuate Corp.                                                                      422,548             904,253
    *    Adaptec, Inc.                                                                       55,700             221,686
    *    ADDvantage Technologies Group, Inc.                                                  2,200               6,886
    *    ADE Corp.                                                                           81,400           1,825,802
    *    Adept Technology, Inc.                                                               6,000              48,300
    *    Advanced Digital Information Corp.                                                 406,525           2,792,827
    *    Advanced Energy Industries, Inc.                                                   225,617           2,152,386
  * #    Advanced Photonix, Inc.                                                             68,300             150,260
    *    Advanced Power Technology, Inc.                                                     73,800             476,010
    *    Advent Software, Inc.                                                              224,881           4,511,113
    *    Aehr Test Systems                                                                   57,400             173,348
    *    Aeroflex, Inc.                                                                       6,300              50,400
    *    Aetrium, Inc.                                                                       87,300             225,234
    *    Agile Software Corp.                                                               364,842           2,353,231
         Agilysys, Inc.                                                                     216,138           3,324,202
    *    Airspan Networks, Inc.                                                             262,139           1,253,024
         Allen Organ Co. Class B                                                              4,700             261,673
    *    Alliance Semiconductor Corp.                                                       242,180             406,862
    *    Allied Motion Technologies, Inc.                                                    34,580             165,292
    *    Alpha Technologies Group, Inc.                                                      87,200               3,924
    *    Altiris, Inc.                                                                       57,819           1,086,997
         American Software, Inc. Class A                                                    277,700           1,432,932
    *    American Technical Ceramics Corp.                                                   68,100             710,964
    *    Amistar Corp.                                                                       27,800              83,956
    *    Amkor Technology, Inc.                                                              41,136             146,033
    *    Ampex Corp. Class A                                                                  7,565             268,558
    *    Amtech Systems, Inc.                                                                 2,400              14,376
    *    Anadigics, Inc.                                                                    213,000             349,320
    *    Analex Corp.                                                                        61,500             201,105
    *    Analysts International Corp.                                                       190,092             625,403
    *    Analytical Surveys, Inc.                                                             5,670               9,129
    *    Anaren, Inc.                                                                       134,946           1,597,761
    *    Ansoft Corp.                                                                       114,500           2,553,350
    *    AnswerThink, Inc.                                                                  307,749           1,218,686
    *    APA Enterprises, Inc.                                                               41,400              65,412
    *    Apogee Technology, Inc.                                                              4,500               5,445

    *    Applied Films Corp.                                                                102,301           2,751,897
    *    Applied Innovation, Inc.                                                           142,200             692,514
    *    Applix, Inc.                                                                       121,600             586,112
    *    Apropos Technology, Inc.                                                           123,050             316,239
    *    aQuantive, Inc.                                                                    420,385           6,469,725
  * #    Ardent Communications, Inc.                                                         20,000                  20
    *    Ariba, Inc.                                                                         82,006             502,697
    *    Arris Group, Inc.                                                                  604,747           5,237,109
    *    Art Technology Group, Inc.                                                         117,611             127,020
  * #    Artisoft, Inc.                                                                      23,716              39,131
    *    Aspect Communications Corp.                                                        412,662           3,961,555
  * #    Aspen Technology, Inc.                                                             255,257           1,337,547
    *    Astea International, Inc.                                                           21,160             156,372
         Astro-Med, Inc.                                                                     54,422             476,193
    *    Asyst Technologies, Inc.                                                           311,289           1,310,527
    *    Atari, Inc.                                                                        801,021           1,978,522
    *    ATMI, Inc.                                                                         153,395           4,310,400
    *    August Technology Corp.                                                            115,815           1,316,817
    *    Authentidate Holding Corp.                                                         233,400             686,196
    *    autobytel.com, Inc.                                                                258,326           1,255,464
  * #    Avanex Corp.                                                                       441,189             445,601
    *    Avici Systems, Inc.                                                                 89,881             400,869
    *    Aware, Inc.                                                                        158,550           1,046,430
    *    Axcelis Technologies, Inc.                                                           7,600              50,540
    *    Axesstel, Inc.                                                                     123,000             458,790
  * #    AXS-One, Inc.                                                                      197,000             330,960
    *    AXT, Inc.                                                                          114,600             144,396
    *    Bankrate, Inc.                                                                      59,099           1,079,739
         BEI Technologies, Inc.                                                             131,800           3,388,578
         Bel Fuse, Inc. Class A                                                              42,550           1,076,090
         Bel Fuse, Inc. Class B                                                              93,150           2,785,185
    *    Bell Industries, Inc.                                                               88,500             195,585
    *    Bell Microproducts, Inc.                                                           202,350           1,659,270
    *    BindView Development Corp.                                                         338,887           1,057,327
    *    Bitstream, Inc.                                                                     81,600             225,216
         Black Box Corp.                                                                    115,236           3,961,814
    *    Blonder Tongue Laboratories, Inc.                                                   76,300             221,270
    *    Blue Coat Systems, Inc.                                                             83,965           1,629,761
         Bogen Communications International, Inc.                                            64,200             306,555
  * #    Bookham, Inc.                                                                       44,126             123,553
    *    Borland Software Corp.                                                              73,000             467,200
    *    Bottomline Technologies, Inc.                                                      127,064           1,725,529
    *    Brightpoint, Inc.                                                                  134,562           2,529,766
  * #    BroadVision, Inc.                                                                  226,173             316,642
    *    Brooks Automation, Inc.                                                            293,056           4,419,284
    *    Brooktrout, Inc.                                                                   109,050           1,087,229
    *    CalAmp Corp.                                                                       154,084           1,016,954
    *    California Micro Devices Corp.                                                     148,000             710,400
    *    Callidus Software                                                                  125,200             431,940
    *    CAM Commerce Solutions, Inc.                                                        11,300             177,862
    *    Canterbury Consulting Group, Inc.                                                    8,428               2,739
    *    Captaris, Inc.                                                                     209,500             758,390
    *    Captiva Software Corp.                                                              85,109           1,142,163
    *    Carreker Corp.                                                                     153,865             807,791
    *    Carrier Access Corp.                                                               234,130           1,128,507

    *    Catalyst Semiconductor, Inc.                                                       125,821             571,227
    *    Catapult Communications Corp.                                                      102,598           1,443,554
    *    CCC Information Services Group, Inc.                                               112,590           2,632,354
    *    C-COR, Inc.                                                                        333,856           2,296,929
    *    CDC Corp.                                                                            6,093              15,233
         Celeritek, Inc.                                                                     68,957              56,545
    *    CellStar Corp.                                                                     137,152             178,298
    *    Centillium Communications, Inc.                                                    264,073             578,320
    *    Centra Software, Inc.                                                              176,045             302,797
  * #    Cenuco, Inc.                                                                        87,000             287,970
    *    CEVA, Inc.                                                                          88,210             642,169
    *    Checkpoint Systems, Inc.                                                           274,900           4,843,738
    *    Cherokee International Corp.                                                        21,583              88,706
    *    Chordiant Software, Inc.                                                           625,045           1,068,827
    *    Ciber, Inc.                                                                        469,764           3,828,577
    *    Ciprico, Inc.                                                                       49,200             214,020
    *    Cirrus Logic, Inc.                                                                 590,856           3,060,634
    *    Clarus Corp.                                                                       138,650           1,067,605
    *    ClearOne Communications, Inc.                                                       32,300             107,882
    *    Cognitronics Corp.                                                                  82,975             313,646
         Cohu, Inc.                                                                         151,479           2,911,426
    *    Comarco, Inc.                                                                       63,800             509,762
  * #    Commerce One, Inc.                                                                  13,200               1,663
         Communications Systems, Inc.                                                       118,400           1,195,840
    *    Competitive Technologies, Inc.                                                     102,100           1,116,974
    *    Computer Horizons Corp.                                                            298,100             864,490
    *    Computer Network Technology Corp.                                                  179,900             899,500
    *    Computer Task Group, Inc.                                                          174,600             611,100
    *    Comtech Telecommunications Corp.                                                   151,837           5,491,944
    *    Concord Communications, Inc.                                                       126,981           2,148,519
    *    Concur Technologies, Inc.                                                          229,880           2,204,549
    *    Concurrent Computer Corp.                                                          374,700             681,954
    *    Convera Corp.                                                                      268,025           1,155,188
    *    Copper Mountain Networks, Inc.                                                      42,560              39,155
    *    Corillian Corp.                                                                    268,260             862,456
    *    Cosine Communications, Inc.                                                         64,479             151,526
    *    Covansys Corp.                                                                     167,658           2,053,811
  * #    C-Phone Corp.                                                                       23,600                 165
    *    Cray, Inc.                                                                         549,513             802,289
    *    Credence Systems Corp.                                                             100,267             794,115
  * #    Critical Path, Inc.                                                                 15,110               7,102
    *    Crossroads Systems, Inc.                                                           131,178             123,307
    *    CSP, Inc.                                                                           78,328             768,398
         CTS Corp.                                                                          257,319           2,740,447
  * #    Cyberguard Corp.                                                                   211,495           1,357,798
    *    Cyberoptics Corp.                                                                   60,642             779,856
    *    Cybersource Corp.                                                                  517,800           3,474,438
    *    Daktronics, Inc.                                                                   167,200           3,894,088
    *    Data I/O Corp.                                                                      77,000             223,300
    *    Data Systems & Software, Inc.                                                       86,500             103,800
    *    Datalink Corp.                                                                      51,500             126,690
    *    Dataram Corp.                                                                       83,150             487,259
    *    Datastream Systems, Inc.                                                           126,600             750,738
  * #    DataTRAK International, Inc.                                                        28,900             554,880
    *    Datawatch Corp.                                                                     18,488              77,650

    *    Delphax Technologies, Inc.                                                          52,900             197,476
    *    Digi International, Inc.                                                           155,515           1,824,191
    *    Digimarc Corp.                                                                     116,994             596,669
    *    Digital Insight Corp.                                                              249,640           5,427,174
    *    Digital Lightwave, Inc.                                                                400                 196
    *    Digital Theater Systems, Inc.                                                       82,989           1,418,282
    *    Diodes, Inc.                                                                       131,250           4,364,063
    *    Display Technologies, Inc.                                                          44,255                  35
    *    Ditech Communications Corp.                                                        234,060           1,687,573
    *    DocuCorp International, Inc.                                                       103,300             692,110
    *    Document Sciences Corp.                                                             15,400             107,030
    *    Dot Hill Systems Corp.                                                             301,246           1,599,616
    *    DPAC Technologies Corp.                                                             69,030              18,638
    *    DSP Group, Inc.                                                                    192,913           4,537,314
    *    DuraSwitch Industries, Inc.                                                          8,800              13,077
    *    Dynamics Research Corp.                                                             66,100             984,229
    *    E.piphany, Inc.                                                                    485,917           1,695,850
    *    EasyLink Services Corp.                                                             27,519              26,969
    *    Echelon Corp.                                                                      277,698           1,907,785
    *    eCollege.com                                                                       151,900           1,569,127
    *    EDGAR Online, Inc.                                                                  86,500             249,985
    *    Edgewater Technology, Inc.                                                          70,674             307,432
    *    EFJ, Inc.                                                                           41,000             291,100
    *    Electro Scientific Industries, Inc.                                                151,698           2,721,462
    *    Electroglas, Inc.                                                                  153,700             530,265
         Electro-Sensors, Inc.                                                                3,450              14,663
    *    eLoyalty Corp.                                                                      10,200              50,490
    *    Embarcadero Technologies, Inc.                                                     170,602             974,137
    *    EMCORE Corp.                                                                       311,991           1,238,604
    *    EMS Technologies, Inc.                                                             115,299           1,556,537
    *    En Pointe Technologies, Inc.                                                        57,200             157,300
  * #    Endwave Corp.                                                                       55,900           2,015,195
    *    Entegris, Inc.                                                                     221,088           2,144,554
    *    Enterrasys Networks, Inc.                                                           56,900              52,917
    *    Entrust, Inc.                                                                      438,220           1,792,320
    *    Epicor Software Corp.                                                              397,428           4,900,287
    *    EPIQ Systems, Inc.                                                                 123,330           2,016,446
    *    ePlus, Inc.                                                                         60,880             754,973
    *    Equinix, Inc.                                                                       85,063           3,240,900
    *    ESS Technology, Inc.                                                               266,793           1,099,187
    *    Evans & Sutherland Computer Corp.                                                   99,800             512,473
    *    Evolving Systems, Inc.                                                              71,600             189,740
    *    Exar Corp.                                                                         288,363           4,152,427
    *    Excel Technology, Inc.                                                              83,222           2,084,711
    *    Extended Systems, Inc.                                                              11,600              39,556
    *    Extreme Networks, Inc.                                                             360,447           1,647,243
    *    Ezenia! Inc.                                                                         2,900               7,685
  * #    FalconStor Software, Inc.                                                          328,918           2,404,391
    *    Fargo Electronics                                                                   99,400           1,794,170
    *    Faro Technologies, Inc.                                                             99,375           2,764,613
    *    FEI Co.                                                                            112,249           2,337,024
    *    FindWhat.com                                                                       205,897           1,095,372
    *    Finisar Corp.                                                                       48,400              57,596
    *    Firstwave Technologies, Inc.                                                        19,200              33,120
    *    FOCUS Enhancements, Inc.                                                            28,188              21,141

    *    Forgent Networks, Inc.                                                             263,300             473,940
    *    Forrester Research, Inc.                                                           149,203           2,461,850
         Frequency Electronics, Inc.                                                         89,100           1,042,470
    *    FSI International, Inc.                                                            200,002             752,008
    *    Genesis Microchip, Inc.                                                            158,881           2,629,481
    *    Gerber Scientific, Inc.                                                            153,800           1,135,044
    *    Giga-Tronics, Inc.                                                                  49,100             198,855
    *    Glenayre Technologies, Inc.                                                        394,184           1,261,389
  * #    Global e-Point, Inc.                                                                18,731              56,568
    *    Global Imaging Systems, Inc.                                                        39,125           1,243,784
    *    Globecomm Systems, Inc.                                                             96,000             533,760
    *    Glowpoint, Inc.                                                                    138,839             184,656
    *    GoRemote Internet Communications, Inc.                                             172,300             268,788
    *    GTSI Corp.                                                                          84,700             692,846
    *    Halifax Corp.                                                                        8,650              33,389
    *    Harmonic, Inc.                                                                     504,055           3,140,263
    *    Hauppauge Digital, Inc.                                                             83,200             320,320
    *    HEI, Inc.                                                                           33,900             103,412
         Helix Technology Corp.                                                             180,222           2,272,599
    *    HI/FN, Inc.                                                                         47,444             315,028
    *    HomeStore, Inc.                                                                    382,141             798,675
    *    Hypercom Corp.                                                                     358,400           2,275,840
    *    HyperFeed Technologies, Inc.                                                        10,730              19,851
    *    I.D. Systems, Inc.                                                                   7,062             105,648
  * #    Ibis Technology Corp.                                                               71,513              90,106
    *    iCAD, Inc.                                                                          37,500             133,125
    *    Identix, Inc.                                                                      735,967           4,040,459
    *    iGATE Capital Corp.                                                                352,100           1,538,677
  * #    ImageWare Systems, Inc.                                                             13,800              45,954
    *    I-many, Inc.                                                                       175,900             277,922
    *    Immersion Corp.                                                                    163,303             956,956
    *    Indus International, Inc.                                                          159,700             359,325
  * #    Infocrossing, Inc.                                                                 137,089           1,502,495
    *    InFocus Corp.                                                                      270,546           1,125,471
    *    Informatica Corp.                                                                  457,293           3,923,574
    *    Information Architects Corp.                                                        13,040               2,021
         Inforte Corp.                                                                       82,450             282,804
         infoUSA, Inc.                                                                      367,489           4,439,267
    *    Innodata Isogen, Inc.                                                              155,726             465,621
    *    Innovex, Inc.                                                                      131,200             443,456
    *    Insightful Corp.                                                                    40,100             132,330
    *    InsWeb Corp.                                                                        12,966              36,305
         Integral Systems, Inc.                                                             118,700           2,581,725
    *    Integral Vision, Inc.                                                               21,100              33,760
    *    Integrated Silicon Solution, Inc.                                                  250,631           1,641,633
  * #    Intelli-Check, Inc.                                                                 74,200             408,842
    *    Intellidata Technologies Corp.                                                     115,935              39,418
    *    Intelligent Systems Corp.                                                           38,100              79,248
    *    Intelligroup, Inc.                                                                 116,800             137,824
  * #    Intellisync Corp.                                                                  412,433           1,101,196
    *    Interactive Intelligence, Inc.                                                     109,891             536,268
    *    Interland, Inc.                                                                    107,645             204,526
    *    Interlink Electronics, Inc.                                                         94,500             504,630
    *    Intermix Media, Inc.                                                               209,800           1,244,114
    *    International Microcomputer Software, Inc.                                           4,200               4,914

    *    Internet Commerce Corp.                                                             13,900              22,518
    *    Interphase Corp.                                                                    62,700             442,035
         Inter-Tel, Inc.                                                                    184,147           3,780,538
    *    Intervoice, Inc.                                                                   249,595           2,236,371
    *    Interwoven, Inc.                                                                   278,529           2,217,091
    *    Intest Corp.                                                                        29,200             104,799
    *    Intevac, Inc.                                                                      138,900           1,445,949
    *    Intrado, Inc.                                                                      121,589           1,555,123
    *    Intraware, Inc.                                                                      1,100                 429
    *    IntriCon Corp.                                                                      46,700              88,730
  * #    Intrusion, Inc.                                                                     20,825              58,727
    *    Iomega Corp.                                                                       375,891           1,161,503
    *    iPass, Inc.                                                                        257,900           1,591,243
  * #    IPIX Corp.                                                                           2,000               5,340
    *    I-Sector Corp.                                                                      32,000             260,480
  * #    Island Pacific, Inc.                                                                41,900               7,542
    *    Iteris, Inc.                                                                         9,700              25,511
    *    Itron, Inc.                                                                        154,100           6,335,051
    *    iVillage, Inc.                                                                     374,783           2,259,941
    *    IXYS Corp.                                                                         229,399           3,172,588
    *    Jaco Electronics, Inc.                                                              63,009             197,850
    *    JDA Software Group, Inc.                                                           200,411           2,589,310
    *    JMAR Industries, Inc.                                                              189,000             238,140
    *    Jupitermedia Corp.                                                                 233,512           4,261,594
         Keithley Instruments, Inc.                                                          98,000           1,443,540
    *    Kemet Corp.                                                                        333,700           2,335,900
    *    Key Tronic Corp.                                                                    96,300             354,384
    *    Keynote Systems, Inc.                                                               64,500             748,200
    *    Kintera, Inc.                                                                       11,000              33,990
    *    Komag, Inc.                                                                        191,540           5,525,929
    *    Kopin Corp.                                                                        483,010           1,859,589
    *    Kulicke & Soffa Industries, Inc.                                                   354,805           2,061,417
         Landauer, Inc.                                                                      82,000           4,005,700
    *    Lantronix, Inc.                                                                     15,000              20,550
  * #    LaserCard Corp.                                                                    104,450             626,700
    *    Lattice Semiconductor Corp.                                                        115,212             486,195
    *    Lawson Software, Inc.                                                              438,491           2,595,867
    *    LeCroy Corp.                                                                        85,200           1,402,392
  * #    Level 8 Systems, Inc.                                                               26,400               1,531
  * #    Lexar Media, Inc.                                                                  524,656           2,633,773
         Liberate Technologies, Inc.                                                         47,200              14,632
    *    Lightbridge, Inc.                                                                  180,370           1,132,724
    *    Lightning Rod Software, Inc.                                                         2,180               2,027
    *    LightPath Technologies, Inc.                                                         8,650              22,490
    *    Lionbridge Technologies, Inc.                                                      276,022           1,374,590
    *    Littlefuse, Inc.                                                                    86,468           2,600,957
    *    Logic Devices, Inc.                                                                 45,800              61,372
    *    LogicVision, Inc.                                                                  156,450             281,610
    *    Logility, Inc.                                                                     135,600             610,200
    *    LoJack Corp.                                                                       152,600           2,249,324
         Lowrance Electronics, Inc.                                                          20,439             424,109
    *    LTX Corp.                                                                          409,759           1,962,746
    *    Magma Design Automation, Inc.                                                      242,305           1,931,171
    *    MAI Systems Corp.                                                                    2,807                 168
    *    Management Network Group, Inc.                                                      68,499             160,973

    *    Manatron, Inc.                                                                         115               1,089
    *    Manchester Technologies, Inc.                                                       83,700             524,799
    *    Manhattan Associates, Inc.                                                         204,170           4,336,571
    *    Manugistic Group, Inc.                                                             453,822             816,880
    *    Mapinfo Corp.                                                                      140,731           1,753,508
  * #    Marchex, Inc. Class B                                                               22,109             329,866
    *    MatrixOne, Inc.                                                                    350,600           1,602,242
    *    Mattson Technology, Inc.                                                           356,917           2,791,091
         Maximus, Inc.                                                                      144,800           4,965,192
    *    Maxwell Technologies, Inc.                                                         101,692           1,045,394
    *    McDATA Corp.                                                                       186,356             710,016
    *    MDI, Inc.                                                                          107,900              55,029
    *    Measurement Specialties, Inc.                                                       78,500           1,522,900
    *    Mechanical Technology, Inc.                                                         12,100              43,197
    *    MedQuist, Inc.                                                                     133,500           1,736,835
    *    Mentor Graphics Corp.                                                               10,400             106,912
    *    Merix Corp.                                                                        130,500             946,125
    *    MetaSolv, Inc.                                                                     278,537             576,572
         Methode Electronics, Inc.                                                           80,000             955,200
    *    Metrologic Instruments, Inc.                                                       151,310           2,097,157
    *    Micro Linear Corp.                                                                 109,300             639,405
    *    Micromuse, Inc.                                                                     97,737             613,788
    *    Microtune, Inc.                                                                    398,888           1,763,085
  * #    Mindspeed Technologies, Inc.                                                       267,080             381,924
    *    MIPS Technologies, Inc.                                                            290,392           2,503,179
    *    Mitek Systems, Inc.                                                                  6,100               3,843
    *    Mobility Electronics, Inc.                                                         197,573           1,738,642
    *    Mobius Management Systems, Inc.                                                    174,400           1,076,048
         Mocon, Inc.                                                                         72,775             691,363
    *    Moldflow Corp.                                                                      73,862             974,978
    *    Monolithic System Technology, Inc.                                                 176,788             984,709
    *    Motive, Inc.                                                                        79,300             689,117
    *    MRO Software, Inc.                                                                 174,246           2,613,690
    *    MRV Communications, Inc.                                                           707,819           1,309,465
  * #    MSC.Software Corp.                                                                 171,500           1,763,878
    *    MSGI Security Solutions, Inc.                                                          904               6,554
  * #    MTI Technology Corp.                                                                 3,300               5,412
    *    MTM Technologies, Inc.                                                              44,200             175,474
         MTS Systems Corp.                                                                  188,648           6,019,758
    *    Mykrolis Corp.                                                                     284,400           3,836,556
    *    Nanometrics, Inc.                                                                  119,851           1,351,919
  * #    Napco Security Systems, Inc.                                                       146,760           1,354,595
    *    Neoforma, Inc.                                                                     156,824           1,074,244
    *    NeoMagic Corp.                                                                     127,268              47,089
    *    NEON Systems, Inc.                                                                  14,800              45,880
    *    Neoware Systems, Inc.                                                              111,450           1,127,874
    *    Net Perceptions, Inc.                                                               13,400              10,854
    *    Net2Phone, Inc.                                                                    310,579             496,926
    *    NETGEAR, Inc.                                                                      126,937           2,496,851
    *    Netguru, Inc.                                                                       46,800              48,672
    *    NetIQ Corp.                                                                        377,855           4,171,519
    *    NetManage, Inc.                                                                     49,128             311,963
    *    Netopia, Inc.                                                                      129,756             434,034
    *    NetRatings, Inc.                                                                   249,427           3,397,196
    *    Netscout System, Inc.                                                              207,832           1,280,245

    *    Network Engines, Inc.                                                              207,412             352,600
    *    Network Equipment Technologies, Inc.                                               169,700             948,623
    *    Newport Corp.                                                                      294,653           4,139,875
    *    NIC, Inc.                                                                          535,448           2,350,617
    *    Niku Corp.                                                                         104,294           1,568,582
    *    NMS Communications Corp.                                                           419,008           1,361,776
    *    Novatel Wireless, Inc.                                                             197,294           2,460,256
    *    Nu Horizons Electronics Corp.                                                      115,950             681,786
    *    Nuance Communications, Inc.                                                        196,100             923,631
    *    NumereX Corp. Class A                                                              102,700             493,987
    *    NYFIX, Inc.                                                                        214,349           1,082,462
    *    O.I. Corp.                                                                          25,700             305,188
    *    Omtool, Ltd.                                                                        30,770             180,005
    *    Online Resources Corp.                                                             162,240           1,580,218
    *    ONYX Software Corp.                                                                108,284             362,751
    *    Open Solutions, Inc.                                                                21,481             381,288
    *    Opent Technologies, Inc.                                                           136,883           1,107,383
    *    OpenTV Corp.                                                                       159,125             443,959
    *    Oplink Communications, Inc.                                                        183,800             273,862
    *    Opsware, Inc.                                                                      641,367           3,187,594
    *    OPTi, Inc.                                                                         118,200             198,576
    *    Optical Cable Corp.                                                                 37,205             165,934
    *    Optical Communication Products, Inc.                                               169,285             303,020
    *    OSI Systems, Inc.                                                                  111,942           1,667,936
    *    Overland Storage, Inc.                                                             107,900           1,045,551
    *    OYO Geospace Corp.                                                                  41,100             672,478
    *    Packeteer, Inc.                                                                    232,555           2,760,428
    *    PalmSource, Inc.                                                                   104,417           1,047,303
    *    Panavision, Inc.                                                                    13,000              71,500
    *    PAR Technology Corp.                                                                79,500           2,277,675
    *    Paradyne Networks Corp.                                                            388,950             766,232
         Park Electrochemical Corp.                                                         137,400           3,187,680
  * #    Parkervision, Inc.                                                                 122,450             551,025
    *    Parlex Corp.                                                                        57,800             341,020
  * #    Path 1 Network Technologies, Inc.                                                   46,200             184,800
    *    Paxar Corp.                                                                         39,500             695,990
    *    PC Connection, Inc.                                                                168,680             861,955
    *    PC-Tel, Inc.                                                                       148,300           1,084,073
    *    PDF Solutions, Inc.                                                                177,661           2,085,740
    *    PEC Solutions, Inc.                                                                187,618           2,909,955
    *    Peerless Systems Corp.                                                             101,700             368,154
    *    Pegasus Solutions, Inc.                                                            146,987           1,581,580
    *    Pegasystems, Inc.                                                                  239,718           1,431,116
    *    Pemstar, Inc.                                                                      146,200             172,516
    *    Perceptron, Inc.                                                                    76,350             498,566
    *    Performance Technologies, Inc.                                                     131,275             883,481
    *    Pericom Semiconductor Corp.                                                        180,589           1,446,518
    *    Pervasive Software, Inc.                                                           225,700           1,044,991
    *    Pfsweb, Inc.                                                                             1                   2
    *    Phoenix Technologies, Ltd.                                                         170,641           1,385,605
    *    Photon Dynamics, Inc.                                                              115,000           2,220,650
    *    Photronics, Inc.                                                                   226,608           5,218,782
    *    Pinnacle Systems, Inc.                                                             456,453           2,697,637
    *    Pixelworks, Inc.                                                                   113,400             971,838
    *    Planar Systems, Inc.                                                               100,000             804,000

    *    PLATO Learning, Inc.                                                               158,226           1,208,847
    *    Plexus Corp.                                                                       287,089           3,947,474
    *    Plumtree Software, Inc.                                                              7,194              33,092
    *    PLX Technology, Inc.                                                               184,900           1,408,938
    *    Porta Systems Corp.                                                                  1,490                 224
    *    Portal Software, Inc.                                                              265,283             522,608
    *    Power Intergrations, Inc.                                                          211,001           5,026,044
    *    PowerCerv Corp.                                                                     12,633               7,074
    *    Powerwave Technologies, Inc.                                                       347,661           3,174,145
    *    Presstek, Inc.                                                                     241,438           2,061,881
         Printronix, Inc.                                                                    67,150           1,066,342
    *    Private Business, Inc.                                                               8,305              13,454
    *    Procom Technology, Inc.                                                             19,200              30,720
         Programmers Paradise, Inc.                                                          48,200             495,014
    *    Proxim Corp.                                                                        20,861               6,676
         QAD, Inc.                                                                          233,779           1,641,129
         Quality Systems, Inc.                                                               99,200           5,964,896
    *    Quantum Corp.                                                                      362,400             942,240
    *    QuickLogic Corp.                                                                   182,000             795,340
  * #    Quokka Sports, Inc.                                                                    480                   4
    *    Quovadx, Inc.                                                                      202,907             551,907
    *    Radiant Systems, Inc.                                                              251,931           2,635,198
    *    RadiSys Corp.                                                                      137,113           2,217,117
    *    Radyne ComStream, Inc.                                                              71,000             608,470
    *    Raindance Communictions, Inc.                                                      104,200             213,610
    *    Ramtron International Corp.                                                        185,100             505,304
    *    Redback Networks, Inc.                                                             342,252           1,950,836
    *    Register.com, Inc.                                                                  99,500             621,875
    *    Reliability, Inc.                                                                   24,600               4,920
    *    Relm Wireless Corp.                                                                 47,941             112,661
    *    REMEC, Inc.                                                                        191,059           1,194,123
    *    Remote Dynamics, Inc.                                                                2,702               4,188
         Renaissance Learning, Inc.                                                         138,490           2,737,947
    *    Research Frontiers, Inc.                                                             1,100               4,796
    *    RF Monolithics, Inc.                                                                83,500             526,050
         Richardson Electronics, Ltd.                                                       112,404           1,000,396
    *    Rimage Corp.                                                                        92,225           1,950,559
    *    Riverstone Networks, Inc.                                                            1,900               1,335
    *    Robotic Vision Systems, Inc.                                                         6,201                 198
    *    Rofin-Sinar Technologies, Inc.                                                     104,400           3,372,120
    *    Rogers Corp.                                                                        92,900           3,845,131
    *    Rudolph Technologies, Inc.                                                         116,373           1,678,099
    *    S1 Corp.                                                                           501,290           2,245,779
  * #    Saba Software, Inc.                                                                 72,699             295,158
    *    Safeguard Scientifics, Inc.                                                        586,100             580,239
    *    SafeNet, Inc.                                                                      164,151           5,157,624
    *    SatCon Technology Corp.                                                            151,700             207,829
    *    SBE, Inc.                                                                           34,600              75,082
    *    SBS Technologies, Inc.                                                             105,900           1,028,289
    *    ScanSoft, Inc.                                                                     836,552           3,396,401
    *    ScanSource, Inc.                                                                    87,080           4,274,757
    *    Schmitt Industries, Inc.                                                            17,800             165,540
    *    Scientific Learning Corp.                                                            1,900              11,343
    *    Scientific Technologies, Inc.                                                       38,400             121,344
    *    SCM Microsystems, Inc.                                                             104,624             310,733

    *    Seachange International, Inc.                                                      190,903           1,508,134
    *    Secure Computing Corp.                                                             213,058           2,390,511
    *    SeeBeyond Technology Corp.                                                         591,484           1,762,622
    *    SEEC, Inc.                                                                           1,200                 240
    *    Segue Software, Inc.                                                               102,300             511,500
    *    Selectica, Inc.                                                                    261,300             828,321
    *    Semitool, Inc.                                                                     197,600           1,732,952
  * #    ServiceWare Technologies, Inc.                                                       2,530               8,855
    *    SI International, Inc.                                                              20,362             577,263
  * #    Sigma Designs, Inc.                                                                173,500           1,370,650
    *    Sigmatron International, Inc.                                                       18,200             193,830
  * #    Silicon Graphics, Inc.                                                             162,400             131,544
    *    Silicon Storage Technology, Inc.                                                    97,900             336,776
    *    SimpleTech, Inc.                                                                   311,866           1,091,531
    *    Sipex Corp.                                                                        223,709             369,120
    *    Sirenza Microdevices, Inc.                                                         245,538             790,632
    *    SM&A                                                                               140,170           1,227,889
    *    Smith Micro Software, Inc.                                                         121,400             524,448
    *    Somera Communications, Inc.                                                         83,100             115,509
  * #    Sonic Foundry, Inc.                                                                 95,300             121,984
    *    Sonic Solutions, Inc.                                                              167,550           2,560,164
    *    SonicWALL, Inc.                                                                    485,782           3,002,133
         SpectraLink Corp.                                                                  163,500           1,883,520
    *    Spectrum Control, Inc.                                                             118,900             841,812
    *    SPSS, Inc.                                                                          90,385           1,579,930
  * #    SR Telecom, Inc.                                                                       162                  50
    *    SRS Labs, Inc.                                                                     120,600             676,457
         SS&C Technologies, Inc.                                                            156,896           4,691,190
    *    Staktek Holdings, Inc.                                                              37,030             101,462
    *    Standard Microsystems Corp.                                                        127,800           2,078,028
         StarTek, Inc.                                                                      100,900           1,407,555
    *    SteelCloud, Inc.                                                                    75,500             176,670
    *    Stellent, Inc.                                                                     185,724           1,405,931
    *    Stratasys, Inc.                                                                     72,213           2,336,813
    *    Stratex Networks, Inc.                                                             478,875             838,031
    *    Stratos International, Inc.                                                         86,635             373,397
    *    SumTotal Systems, Inc.                                                              58,283             244,206
    *    Sunair Electronics, Inc.                                                            33,700             310,377
         Sunrise Telecom, Inc.                                                              275,600             440,960
    *    Suntron Corp.                                                                       36,507              47,824
    *    Supertex, Inc.                                                                      94,300           1,639,877
    *    SupportSoft, Inc.                                                                  296,352           1,535,103
    *    Sykes Enterprises, Inc.                                                            270,400           2,238,912
    *    Symmetricom, Inc.                                                                  378,352           4,267,811
    *    Synaptics, Inc.                                                                    181,262           3,485,668
    *    SYNNEX Corp.                                                                        10,200             161,364
    *    Synplicity, Inc.                                                                   180,733           1,102,471
         Syntel, Inc.                                                                        67,063           1,050,207
    *    Taitron Components, Inc.                                                            15,500              27,125
         TALX Corp.                                                                         143,228           3,998,926
    *    Taser International, Inc.                                                            6,500              73,710
    *    Technical Communications Corp.                                                       7,300              22,265
         Technitrol, Inc.                                                                    96,400           1,265,732
    *    Technology Solutions Corp.                                                          41,200              21,424
    *    TechTeam Global, Inc.                                                               81,200           1,136,800

    *    Tegal Corp.                                                                         41,000              43,460
    *    TeleCommunication Systems, Inc.                                                    209,790             539,160
  * #    Telkonet, Inc.                                                                     304,200           1,277,640
    *    Telular Corp.                                                                      106,075             413,693
    *    Terayon Communication Systems, Inc.                                                525,573           1,666,066
    *    Tessco Technologies, Inc.                                                           53,500             681,590
    *    Therma-Wave, Inc.                                                                  239,769             374,040
    *    TheStreet.com, Inc.                                                                227,700             705,870
    *    Three-Five Systems, Inc.                                                           136,100              91,187
    *    Tier Technologies, Inc. Class B                                                    169,900           1,501,916
    *    TII Network Technologies, Inc.                                                      57,160              83,454
    *    Tollgrade Communications, Inc.                                                      88,995             674,582
    *    Track Data Corp.                                                                     3,418               7,520
    *    Transact Technologies, Inc.                                                         82,200             808,026
    *    Transaction Systems Architects, Inc.                                                33,327             759,189
    *    Transcat, Inc.                                                                      42,500             196,775
    *    Trans-Industries, Inc.                                                               9,500               5,890
         Trans-Lux Corp.                                                                      7,545              50,174
    *    Transmeta Corp.                                                                      1,384               1,121
  * #    Transwitch Corp.                                                                    52,000             102,440
    *    Trident Microsystems, Inc.                                                         210,300           4,454,154
    *    Tripath Technology, Inc.                                                             9,041               7,052
    *    Triquint Semiconductor, Inc.                                                       147,266             499,232
         Troy Group, Inc.                                                                    14,400              37,440
         TSR, Inc.                                                                          100,400             587,742
    *    TTM Technologies, Inc.                                                             283,741           2,252,904
    *    Tumbleweed Communications Corp.                                                    327,369             720,212
    *    Tut Systems, Inc.                                                                  173,800             524,876
    *    Tyler Technologies, Inc.                                                           388,250           2,527,508
    *    Ulticom, Inc.                                                                      297,727           2,739,088
    *    Ultimate Software Group, Inc.                                                      155,644           2,477,852
    *    Ultradata Systems, Inc.                                                              2,500                 650
    *    Ultratech, Inc.                                                                    164,802           2,888,979
         United Online, Inc.                                                                334,480           4,328,171
    *    Universal Display Corp.                                                            193,684           1,820,630
  * #    USDATA Corp.                                                                        24,040               1,683
    *    VA Software Corp.                                                                  367,930             621,802
    *    Veeco Instruments, Inc.                                                            202,896           3,057,643
    *    VendingData Corp.                                                                    2,100               3,990
  * #    Verilink Corp.                                                                     154,542             245,722
    *    Verity, Inc.                                                                       281,479           2,401,016
    *    Versant Corp.                                                                        6,000               2,460
    *    Verso Technologies, Inc.                                                            61,399              15,964
    *    Viasat, Inc.                                                                       185,211           3,757,931
    *    Vicon Industries, Inc.                                                              44,450             131,128
         Video Display Corp.                                                                 96,880           1,249,752
    *    Viewpoint Corp.                                                                    364,721             528,845
    *    Vignette Corp.                                                                      86,378             100,198
  * #    Viisage Technology, Inc.                                                           317,272           1,357,924
    *    Virage Logic Corp.                                                                 152,000           1,678,080
    *    Visual Networks, Inc.                                                               64,100              82,689
  * #    Vitech America, Inc.                                                                99,280                  70
    *    Vitesse Semiconductor, Inc.                                                         86,500             216,250
    *    Vitria Technology, Inc.                                                            227,009             726,429
    *    Vodavi Technology, Inc.                                                             26,400             146,256

    *    Vyyo, Inc.                                                                         102,816             635,403
    *    WatchGuard Technologies, Inc.                                                      229,784             834,116
    *    webMethods, Inc.                                                                   322,647           1,622,914
    *    WebSideStory, Inc.                                                                  48,100             550,745
    *    Westell Technologies, Inc.                                                         365,584           2,189,848
    *    White Electronics Designs Corp.                                                    165,556             826,124
         Wireless Telecom Group, Inc.                                                       192,400             486,772
    *    Witness Systems, Inc.                                                              185,078           3,216,656
    *    WJ Communications, Inc.                                                            266,742             536,151
         Woodhead Industries, Inc.                                                          157,850           2,025,216
  * #    WorldGate Communications, Inc.                                                      24,000             121,464
         X-Rite, Inc.                                                                       173,100           1,914,486
    *    Zhone Technologies, Inc.                                                           201,650             546,472
  * #    Zix Corp.                                                                          219,784             723,089
    *    Zomax, Inc.                                                                        265,192             729,278
    *    Zones, Inc.                                                                        147,800             546,860
    *    Zoran Corp.                                                                        250,641           3,092,910
    *    Zygo Corp.                                                                         122,265           1,183,525
                                                                                                       ----------------
Total Information Technology
(Cost $724,847,028)                                                                                         716,433,089
                                                                                                       ----------------

Consumer Discretionary -- (17.0%)
    *    1-800 CONTACTS, Inc.                                                                93,065           1,818,490
    *    1-800-FLOWERS.COM, Inc.                                                            201,690           1,494,523
    *    4Kids Entertainment, Inc.                                                           92,100           1,749,900
    *    A.C. Moore Arts & Crafts, Inc.                                                     137,700           4,097,952
    *    Acme Communications, Inc.                                                          120,000             475,200
         Acme United Corp.                                                                   30,407             517,527
    *    ACT Teleconferencing, Inc.                                                          13,437               7,928
         Action Performance Companies, Inc.                                                 131,400           1,223,334
    *    Advanced Marketing Services, Inc.                                                  135,675             552,876
    *    AFC Enterprises, Inc.                                                                9,700             247,350
    *    Aftermarket Technology Corp.                                                       151,100           2,317,874
    *    Alderwoods Group, Inc.                                                              29,100             403,035
         Aldila, Inc.                                                                        35,733             830,435
    *    All American Semiconductor, Inc.                                                    45,140             216,221
    *    Alliance Gaming Corp.                                                              352,500           4,578,975
    *    Alloy, Inc.                                                                        215,380           1,107,053
         Ambassadors Group, Inc.                                                             70,300           2,541,345
    *    Amcast Industrial Corp.                                                             85,700               1,671
    *    American Biltrite, Inc.                                                             57,750             542,850
    *    America's Car-Mart, Inc.                                                            80,910           1,731,474
    *    AMS Health Sciences, Inc.                                                           31,800              56,922
         Andersons, Inc.                                                                     51,500           1,689,200
    *    Applica, Inc.                                                                      159,500             456,170
         Arctic Cat, Inc.                                                                    93,682           2,023,531
         Ark Restaurants Corp.                                                               21,400             581,224
    *    Arlington Hospitality, Inc.                                                         60,600              75,750
    *    Asbury Automotive Group, Inc.                                                      100,900           1,483,230
    *    Ashworth, Inc.                                                                     132,600           1,272,960
    *    Audiovox Corp. Class A                                                             138,426           2,025,172
  * #    Avatar Holdings, Inc.                                                               47,000           2,251,300
    *    Ballantyne of Omaha, Inc.                                                          126,135             548,687
    *    Bally Total Fitness Holding Corp.                                                  235,100             714,704
    *    Barry (R.G.) Corp.                                                                 163,435             735,457

         Bassett Furniture Industries, Inc.                                                 105,200           2,054,556
    *    Beasley Broadcast Group, Inc.                                                       52,078             837,414
    *    Benihana, Inc.                                                                      11,500             167,900
    *    Benihana, Inc. Class A                                                               3,335              49,325
    *    Big Dog Holdings, Inc.                                                               2,100              14,217
    *    BJ's Restaurants, Inc.                                                             136,703           2,515,335
         Blair Corp.                                                                         68,800           2,686,640
    *    Blount International, Inc.                                                         197,300           3,484,318
    *    Bluegreen Corp.                                                                    226,729           3,822,651
    *    Bombay Co., Inc.                                                                   302,900           1,614,457
    *    Bontex, Inc.                                                                         2,200                 132
         Bon-Ton Stores, Inc.                                                               110,500           1,996,735
         Books-A-Million, Inc.                                                              171,700           1,445,714
         Boston Acoustics, Inc.                                                              52,750             783,865
         Bowl America, Inc. Class A                                                          55,406             742,163
    *    Boyds Collection, Ltd.                                                             460,400           1,008,276
  * #    Brillian Corp.                                                                      26,800              83,616
    *    Broadview Media, Inc.                                                               15,800              63,200
    *    Brookstone, Inc.                                                                   170,775           3,439,408
         Brown Shoe Company, Inc.                                                           129,300           4,538,430
    *    Buca, Inc.                                                                         132,551             676,010
         Buckle, Inc.                                                                       101,800           4,017,028
         Building Materials Holding Corp.                                                    86,200           5,346,986
    *    Bull Run Corp.                                                                      14,490              10,433
    *    CabelTel International Corp.                                                         3,430              17,321
    *    Cache, Inc.                                                                        109,806           1,436,262
         Cadmus Communications Corp.                                                         67,100           1,066,890
    *    California Coastal Communities, Inc.                                                63,600           1,881,924
    *    California Pizza Kitchen, Inc.                                                     135,131           3,243,144
    *    Calloway's Nursery, Inc.                                                             1,700                 348
    *    Candie's, Inc.                                                                     196,113           1,041,360
    *    Candlewood Hotel Co., Inc.                                                           3,100                 186
    *    Capital Pacific Holdings, Inc.                                                      87,000             358,440
         Carmike Cinemas, Inc.                                                               86,143           2,817,738
    *    Carriage Services, Inc.                                                            123,600             726,768
    *    Casual Male Retail Group, Inc.                                                     236,140           1,664,787
    *    Catalina Lighting, Inc.                                                             11,080              91,410
         Cato Corp. Class A                                                                 139,300           4,020,198
    *    Cavalier Homes, Inc.                                                               148,500             542,025
    *    Cavco Industries, Inc.                                                              23,012             619,253
    *    CD Warehouse, Inc.                                                                   5,600                  18
    *    Champion Enterprises, Inc.                                                         476,400           4,635,372
    *    Championship Auto Racing Teams, Inc.                                                29,900               4,933
    *    Champps Entertainment, Inc.                                                        109,710             883,165
    *    Charles and Colvard, Ltd.                                                           92,820           1,876,820
    *    Charlotte Russe Holding, Inc.                                                      151,700           1,812,815
    *    Chaus (Bernard), Inc.                                                                1,760               1,443
    *    Checkers Drive-In Restaurants, Inc.                                                 78,030           1,122,852
         Cherokee, Inc.                                                                      20,200             713,464
         Christopher & Banks Corp.                                                          248,800           4,553,040
    *    Chromcraft Revington, Inc.                                                         100,600           1,207,200
         Churchill Downs, Inc.                                                               17,700             762,162
         Coachmen Industries, Inc.                                                          108,400           1,327,900
         Coast Distribution System, Inc.                                                     40,600             184,324
    *    Coastcast Corp.                                                                     75,000             174,375

    *    Cobra Electronics Corp.                                                            114,900             815,790
         Collegiate Pacific, Inc.                                                            69,000             608,580
  * #    Collins & Aikman Corp.                                                             492,920              55,946
         Concepts Direct, Inc.                                                                1,600                 240
    *    Concord Camera Corp.                                                               156,186             203,042
    *    Congoleum Corp. Class A                                                             35,500             149,100
    *    Conn's, Inc.                                                                        10,235             195,386
    *    Cost Plus, Inc.                                                                    154,099           3,584,343
    *    Cost-U-Less, Inc.                                                                   13,600             113,696
         Courier Corp.                                                                      141,318           4,951,783
         CPI Corp.                                                                           39,200             713,440
         Craftmade International, Inc.                                                       61,350           1,023,870
    *    Crown Media Holdings, Inc.                                                              18                 169
    *    CSK Auto Corp.                                                                     274,500           4,647,285
         CSS Industries, Inc.                                                                32,250             993,300
    *    Culp, Inc.                                                                         152,480             663,288
         Cutter & Buck, Inc.                                                                111,600           1,465,308
  * #    Cybex International, Inc.                                                           75,950             232,407
    *    Cycle Country Accessories Corp.                                                     34,100             113,894
    *    Daily Journal Corp.                                                                    200               7,750
    *    Dave & Busters, Inc.                                                               121,200           2,176,752
         Deb Shops, Inc.                                                                    100,300           3,030,063
    *    Deckers Outdoor Corp.                                                               64,900           1,571,878
         Decorator Industries, Inc.                                                          20,587             168,608
         Delta Apparel, Inc.                                                                 38,640           1,134,857
    *    Delta Woodside Industries, Inc.                                                     51,000              33,150
    *    Department 56, Inc.                                                                115,950           1,294,002
    *    Diedrich Coffee, Inc.                                                               28,025             117,173
    *    Digital Generation Systems, Inc.                                                   314,100             342,369
    *    Dixie Group, Inc.                                                                   98,600           1,461,252
    *    Dominion Homes, Inc.                                                                61,600             956,648
         Dover Downs Gaming & Entertainment, Inc.                                             7,845              92,806
         Dover Motorsports, Inc.                                                            118,100             680,256
    *    Drew Industries, Inc.                                                               94,000           3,854,000
    *    drugstore.com, Inc.                                                                581,292           1,999,644
    *    Duckwall-ALCO Stores, Inc.                                                          41,000             809,750
    *    Dura Automotive Systems, Inc.                                                      128,800             549,976
  * #    E Com Ventures, Inc.                                                                10,825             154,256
    *    eCost.com, Inc.                                                                    113,829             359,927
    *    Educational Development Corp.                                                       15,400             155,540
    *    ELXSI Corp.                                                                          7,100              23,430
    *    EMAK Worldwide, Inc.                                                                58,100             639,100
    *    Emerging Vision, Inc.                                                              145,200              20,328
    *    Emerson Radio Corp.                                                                184,378             475,695
    *    Enesco Group, Inc.                                                                 122,400             471,240
    *    Entravision Communications Corp.                                                   229,405           1,704,479
    *    Everlast Worldwide, Inc.                                                             5,600              39,200
    *    Fab Industries, Inc.                                                                40,200             120,600
  * #    Factory 2-U Stores, Inc.                                                            73,754                 369
    *    Fairchild Corp. Class A                                                            148,929             342,537
    *    Famous Dave's of America, Inc.                                                      77,130             836,860
    *    Featherlite, Inc.                                                                   78,600             326,190
         Fedders Corp.                                                                      259,982             577,160
         Federal Screw Works                                                                 33,750             735,750
    *    Finlay Enterprises, Inc.                                                            79,800           1,035,804

         Flanigan's Enterprises, Inc.                                                        20,600             153,470
  * #    Fleetwood Enterprises, Inc.                                                        382,599           3,661,472
         Flexsteel Industries, Inc.                                                          60,900             853,209
    *    Foamex International, Inc.                                                         157,909             241,601
  * #    Footstar, Inc.                                                                      83,700             353,632
    *    Fountain Powerboat Industries, Inc.                                                 35,700             169,932
    *    Fox & Hound Restaurant Group                                                        67,031             824,481
    *    Franklin Covey Co.                                                                 181,100           1,122,820
    *    Franklin Electronic Publishers, Inc.                                                81,300             304,875
         Fred's, Inc.                                                                       271,786           4,030,586
    *    Friedmans, Inc. Class A                                                            131,900             129,262
    *    Friendly Ice Cream Corp.                                                            24,500             259,700
         Frisch's Restaurants, Inc.                                                          63,868           1,571,153
    *    Gadzooks, Inc.                                                                      81,000               3,564
    *    Gaiam, Inc.                                                                          3,551              21,165
         GameTech International, Inc.                                                        70,200             195,156
    *    Gaming Partners International Corp.                                                 31,800             480,180
  * #    Gander Mountain Co.                                                                 13,647             169,086
    *    Genesco, Inc.                                                                      153,900           5,271,075
         Gentek, Inc.                                                                        66,974             730,686
    *    G-III Apparel Group, Ltd.                                                           61,470             442,584
         Goody's Family Clothing, Inc.                                                      177,000           1,256,700
    *    Gottschalks, Inc.                                                                  129,300           1,389,975
         Gray Television, Inc.                                                              295,800           3,475,650
         Gray Television, Inc. Class A                                                       41,200             455,672
    *    Group 1 Automotive, Inc.                                                           162,200           4,332,362
  * #    GSI Commerce, Inc.                                                                 287,954           4,273,237
    *    Guess, Inc.                                                                        305,000           5,136,200
    *    Gymboree Corp.                                                                     225,300           2,982,972
         Haggar Corp.                                                                        58,500           1,079,910
    *    Ha-Lo Industries, Inc.                                                               8,600                   6
    *    Hammons (John Q.) Hotels, Inc. Class A                                              49,400           1,141,634
    *    Hampshire Group, Ltd.                                                               12,700             504,952
         Hancock Fabrics, Inc.                                                              182,600           1,075,514
         Handleman Co.                                                                      149,605           2,715,331
    *    Harolds Stores, Inc.                                                                41,537              60,229
    *    Harris Interactive, Inc.                                                           409,243           2,017,568
    *    Hartmarx Corp.                                                                     295,600           2,802,288
    *    Hastings Entertainment, Inc.                                                        96,000             573,120
    *    Hastings Manufacturing Co.                                                          13,700              23,975
         Haverty Furniture Co., Inc.                                                         50,700             716,391
         Haverty Furniture Co., Inc. Class A                                                 12,000             169,800
    *    Hayes Lemmerz International, Inc.                                                   47,100             306,150
    *    Hibbett Sporting Goods, Inc.                                                       162,012           5,689,861
    *    Hollywood Media Corp.                                                              216,957           1,006,680
    *    Image Entertainment, Inc.                                                          172,400             691,324
    *    IMPCO Technologies, Inc.                                                           182,458             605,761
    *    Index Development Partners, Inc.                                                     6,700              13,400
    *    Infosonics Corp.                                                                    14,000              41,860
    *    Insight Communications Co., Inc.                                                   326,606           3,690,648
    *    Insignia Systems, Inc.                                                              58,650              52,785
    *    Interface, Inc. Class A                                                            314,268           2,404,150
    *    Interstate Hotels & Resorts, Inc.                                                  205,150             943,690
    *    INVESTools, Inc.                                                                   310,350           1,132,777
    *    Isle of Capri Casinos, Inc.                                                        190,855           4,748,472

    *    J. Alexander's Corp.                                                               104,700             777,921
    *    J. Jill Group, Inc.                                                                168,450           2,147,737
    *    Jaclyn, Inc.                                                                        20,027             123,166
    *    Jakks Pacific, Inc.                                                                183,956           3,802,371
    *    Jennifer Convertibles, Inc.                                                         41,000              92,250
    *    Jo-Ann Stores, Inc.                                                                156,300           4,181,025
    *    Johnson Outdoors, Inc.                                                              52,800             924,528
  * #    Jos. A. Bank Clothiers, Inc.                                                       102,937           4,057,777
    *    Journal Register Co.                                                               158,300           2,629,363
    *    K2, Inc.                                                                           328,063           4,130,313
         Kenneth Cole Productions, Inc. Class A                                              82,300           2,477,230
    *    Keystone Automotive Industries, Inc.                                               141,700           2,797,158
         Kimball International, Inc. Class B                                                160,449           1,973,523
    *    Kirkland's, Inc.                                                                    93,173             828,308
         Knape & Vogt Manufacturing Co.                                                      27,588             310,365
         Koss Corp.                                                                          84,000           1,431,343
  * #    Krause's Furniture, Inc.                                                            23,000                   2
  * #    Krispy Kreme Doughnuts, Inc.                                                       390,000           3,155,100
    *    LaCrosse Footwear, Inc.                                                             20,400             201,960
    *    Lakeland Industries, Inc.                                                           26,486             344,859
  * #    Lakes Entertainment, Inc.                                                          153,500           1,908,005
         Landry's Restaurants, Inc.                                                          34,900           1,045,953
    *    Lazare Kaplan International, Inc.                                                   67,400             580,988
         La-Z-Boy, Inc.                                                                      91,300           1,218,855
    *    Learning Care Group, Inc.                                                           31,700             117,290
         Levitt Corp. Class A                                                               128,300           3,695,040
         Libbey, Inc.                                                                        95,400           1,817,370
         Liberty Corp.                                                                       14,300             516,373
         Liberty Homes, Inc. Class A                                                            200                 970
         Lifetime Hoan Corp.                                                                 89,052           1,519,227
         Lithia Motors, Inc. Class A                                                        105,700           2,811,620
    *    LKG Corp.                                                                           14,666             364,010
    *    Lodgenet Entertainment Corp.                                                       121,761           2,065,067
    *    Lodgian, Inc.                                                                        1,698              16,131
         Lone Star Steakhouse & Saloon, Inc.                                                127,334           3,846,760
    *    LOUD Technologies, Inc.                                                            112,900             395,150
    *    Luby's, Inc.                                                                       156,150           1,286,676
         M/I Homes, Inc.                                                                    126,500           6,385,720
    *    Mace Security International, Inc.                                                   26,700              70,747
    *    Madden (Steven), Ltd.                                                              123,500           2,193,360
    *    Magic Lantern Group, Inc.                                                           11,700                 842
    *    Magna Entertainment Corp.                                                           15,800              84,056
    *    Main Street Restaurant Group, Inc.                                                 100,825             348,854
    *    Major Automotive Companies, Inc.                                                     3,350               3,450
  * #    Manning (Greg) Auctions, Inc.                                                      119,284           1,136,777
         Marine Products Corp.                                                              103,005           1,555,375
    *    MarineMax, Inc.                                                                    116,976           3,219,180
    *    Marisa Christina, Inc.                                                              68,900              62,699
    *    Marlton Technologies, Inc.                                                          52,900              42,849
    *    Max & Erma's Restaurants, Inc.                                                      20,844             307,657
    *    Mayor's Jewelers, Inc.                                                             160,400              91,428
         McRae Industries, Inc. Class A                                                       9,100             106,652
    *    Meade Instruments Corp.                                                            138,060             381,046
    *    MediaBay, Inc.                                                                       2,500               1,350
    *    Mediacom Communications Corp.                                                       32,496             197,576

    *    Merisel, Inc.                                                                            5                  36
    *    Mestek, Inc.                                                                       115,650           2,975,674
    *    Michael Anthony Jewelers, Inc.                                                          40             117,200
    *    Midas, Inc.                                                                        110,400           2,594,400
    *    Mikohn Gaming Corp.                                                                155,125           1,956,126
    *    Mity Enterprises, Inc.                                                              40,550             596,085
         Monaco Coach Corp.                                                                 200,600           3,291,846
    *    Monarch Casino & Resort, Inc.                                                      145,000           2,914,500
    *    Monro Muffler Brake, Inc.                                                           83,397           2,240,877
    *    Morgan's Foods, Inc.                                                                   500                 850
    *    Mossimo, Inc.                                                                      149,150             633,887
    *    Mothers Work, Inc.                                                                  35,000             477,050
    *    Motorcar Parts of America, Inc.                                                     24,500             257,862
         Movado Group, Inc.                                                                 185,800           3,132,588
    *    MTR Gaming Group, Inc.                                                             197,581           2,027,181
  * #    Multimedia Games, Inc.                                                             194,509           2,075,411
    *    Nathan's Famous, Inc.                                                               52,600             436,001
    *    National RV Holdings, Inc.                                                         102,650             910,505
    *    Nature Vision, Inc.                                                                    500               2,315
         Nautilus Group, Inc.                                                                89,050           2,383,868
  * #    Navarre Corp.                                                                      186,300           1,676,700
    *    Navigant International, Inc.                                                       104,400           1,321,704
         Nelson (Thomas), Inc.                                                              126,800           2,948,100
  * #    Netflix, Inc.                                                                      301,042           4,301,890
    *    Nevada Gold & Casinos, Inc.                                                         88,050             967,669
    *    New Frontier Media, Inc.                                                            20,500             123,000
    *    Nitches, Inc.                                                                       11,213              50,346
    *    Nobel Learning Communities, Inc.                                                    49,600             434,000
         Nobility Homes, Inc.                                                                43,800           1,098,942
         Noble International, Ltd.                                                           64,190           1,325,523
    *    NTN Communications, Inc.                                                           363,891             793,282
    *    Nutri/System, Inc.                                                                 212,000           2,599,120
    *    O'Charleys, Inc.                                                                   150,075           2,786,893
    *    Odd Job Stores, Inc.                                                                86,200              12,930
         Ohio Art Co.                                                                         3,600              26,100
    *    One Price Clothing Stores, Inc.                                                     19,114                  14
  * #    Oneida, Ltd.                                                                       103,200             242,520
    *    Opinion Research Corp.                                                              27,500             193,600
         Orleans Homebuilders, Inc.                                                         129,000           2,889,600
         OshKosh B'Gosh, Inc. Class A                                                        66,126           1,711,341
         Oxford Industries, Inc.                                                            114,500           4,094,520
    *    P & F Industries, Inc. Class A                                                         600               9,750
    *    Palm Harbor Homes, Inc.                                                            154,248           2,889,065
    *    Pantry, Inc.                                                                       140,533           5,437,222
    *    Papa John's International, Inc.                                                    113,678           4,433,442
    *    Party City Corp.                                                                   118,927           1,590,054
    *    Paxson Communications Corp.                                                        343,100             257,325
    *    Payless Cashways, Inc.                                                                 436                   1
    *    PC Mall, Inc.                                                                       94,300             466,700
  * #    Pegasus Communications Corp.                                                        56,640             355,416
    *    Perry Ellis International, Inc.                                                     68,400           1,368,000
    *    PetMed Express, Inc.                                                               161,806           1,142,350
         Phillips-Van Heusen Corp.                                                           87,200           2,702,328
    *    Phoenix Gold International, Inc.                                                     3,600               1,980
    *    Pinnacle Entertainment, Inc.                                                       276,900           4,826,367

    *    Playboy Enterprises, Inc. Class B                                                  197,080           2,497,004
    *    Point.360                                                                           84,700             252,406
    *    Pomeroy IT Solutions, Inc.                                                         105,149           1,323,826
    #    Pre-Paid Legal Services, Inc.                                                      106,500           4,011,855
    *    PRIMEDIA, Inc.                                                                      78,404             286,175
    *    Princeton Review, Inc.                                                              77,683             424,926
    *    Provide Commerce                                                                    83,890           1,938,698
    *    QEP Co., Inc.                                                                       15,000             155,700
         Quaker Fabric Corp.                                                                147,950             514,866
  * #    Quantum Fuel Systems Technologies Worldwide, Inc.                                  272,701           1,158,979
    *    R&B, Inc.                                                                          138,600           1,864,170
         Raytech Corp.                                                                       51,695              80,127
    *    RC2 Corp.                                                                          138,561           4,993,738
    *    Reading International, Inc. Class A                                                142,163             946,806
    *    Reading International, Inc. Class B                                                 10,140              65,910
    *    RedEnvelope, Inc.                                                                    8,351              83,092
    *    Regent Communications, Inc.                                                        551,100           3,306,600
    *    Rentrak Corp.                                                                      104,800           1,053,240
    *    Rent-Way, Inc.                                                                     181,100           1,678,797
    *    Reptron Electronics, Inc.                                                            2,178               3,049
    *    Restoration Hardware, Inc.                                                         266,000           1,883,280
    *    Retail Ventures, Inc.                                                              263,656           2,971,403
    *    Rex Stores Corp.                                                                   141,475           1,980,650
    *    Rexhall Industries, Inc.                                                            26,800               4,958
    *    Riviera Holdings Corp.                                                              66,300           1,342,575
    *    Rockford Corp.                                                                      57,300             149,553
    *    Rocky Shoes & Boots, Inc.                                                           34,200           1,011,978
    *    Rubio's Restaurants, Inc.                                                           68,500             626,775
         Russ Berrie & Co., Inc.                                                            141,800           1,844,818
         Russell Corp.                                                                      225,800           4,222,460
    *    Ryan's Restaurant Group, Inc.                                                      283,942           3,963,830
    *    S&K Famous Brands, Inc.                                                             24,600             393,600
    *    Safety Components International, Inc.                                                1,180              16,461
    *    Saga Communications, Inc. Class A                                                  126,441           1,744,886
    *    Salem Communications Corp.                                                         140,802           2,558,372
  * #    Salton, Inc.                                                                        77,400              80,496
         Saucony, Inc. Class A                                                               55,300           1,100,470
         Saucony, Inc. Class B                                                               57,600           1,128,960
    *    Schieb (Earl), Inc.                                                                 71,500             241,312
    *    Select Comfort Corp.                                                               176,503           4,289,023
    *    Sharper Image Corp.                                                                107,300           1,426,017
    *    Shiloh Industries, Inc.                                                            121,400           1,373,034
    *    Shoe Carnival, Inc.                                                                123,800           2,269,254
    *    Shoe Pavilion, Inc.                                                                  5,700              27,018
    *    ShopKo Stores, Inc.                                                                255,600           6,060,276
         Sinclair Broadcast Group, Inc. Class A                                             163,831           1,443,351
    *    Six Flags, Inc.                                                                    640,400           2,824,164
    *    Skechers U.S.A., Inc. Class A                                                      154,700           1,960,049
         Skyline Corp.                                                                       34,800           1,360,680
    *    Smith & Wesson Holding Corp.                                                       207,400             788,120
    *    Smith & Wollensky Restaurant Group, Inc.                                            52,300             328,967
         Sonesta International Hotels Corp. Class A                                             400              12,800
    *    Source Interlink Companies, Inc.                                                   221,474           2,159,371
    *    Southern Energy Homes, Inc.                                                        120,525             705,071
    *    Spanish Broadcasting System, Inc.                                                  273,371           2,364,659

    *    SPAR Group, Inc.                                                                     1,000               2,140
         Spartan Motors, Inc.                                                                92,900             997,746
    *    Sport Chalet, Inc.                                                                  56,500             824,900
    *    Sport Supply Group, Inc.                                                            63,100             198,134
    *    Sport-Haley, Inc.                                                                   32,100             112,671
    *    Sportsman's Guide, Inc.                                                             64,350           1,093,886
    *    Stage Stores, Inc.                                                                  96,718           3,776,838
    *    Stamps.com, Inc.                                                                   156,298           3,494,823
         Standard Motor Products, Inc.                                                      135,200           1,523,704
         Stanley Furniture, Inc.                                                             70,800           2,991,300
         Star Buffet, Inc.                                                                   16,400             114,636
    *    Steak n Shake Co.                                                                  190,600           3,924,454
    *    Stein Mart, Inc.                                                                    53,206           1,280,136
    *    Steinway Musical Instruments, Inc.                                                  79,000           2,237,280
         Stewart Enterprises, Inc.                                                          345,922           2,047,858
    *    Stoneridge, Inc.                                                                   170,700           1,334,874
    *    Strattec Security Corp.                                                             40,900           2,070,767
         Stride Rite Corp.                                                                  247,800           2,946,342
         Sturm Ruger & Co., Inc.                                                            185,700           1,511,598
    *    Sunterra Corp.                                                                      36,082             562,879
    #    Superior Industries International, Inc.                                            182,300           4,129,095
         Superior Uniform Group, Inc.                                                        86,600           1,199,410
         Syms Corp.                                                                         143,200           1,873,056
    *    Systemax, Inc.                                                                     157,100           1,000,727
    *    Tag-It Pacific, Inc.                                                               123,400             288,756
         Tandy Brand Accessories, Inc.                                                       56,777             746,050
    *    Tarrant Apparel Group                                                              124,200             337,824
    *    TBC Corp.                                                                          180,300           4,603,059
    *    Tenneco Automotive, Inc.                                                           299,400           4,491,000
    *    The Dress Barn, Inc.                                                               209,026           3,783,371
         The Hallwood Group, Inc.                                                             2,653             225,187
         The Marcus Corp.                                                                   145,800           3,211,974
    *    The Rowe Companies                                                                 120,268             464,234
    *    The Sports Authority, Inc.                                                         173,400           5,548,800
    *    The Sports Club Co., Inc.                                                          142,200             234,630
  * #    TiVo, Inc.                                                                         569,965           3,841,564
    *    Too, Inc.                                                                           79,331           1,577,100
  * #    Tower Automotive, Inc.                                                             255,400              27,072
         Traffix, Inc.                                                                      142,900             685,920
    *    Trans World Entertainment Corp.                                                    218,126           2,835,638
    *    Transpro, Inc.                                                                      63,000             427,770
  * #    Tropical Sportswear International Corp.                                                160                   2
    *    Tweeter Home Entertainment Group, Inc.                                             168,025             594,808
  * #    Ultimate Electronics, Inc.                                                           2,190                 153
    *    Unifi, Inc.                                                                        354,600           1,138,266
         Unifirst Corp.                                                                      87,300           3,195,180
    *    United Retail Group, Inc.                                                          118,000             818,920
    *    Universal Electronics, Inc.                                                         97,200           1,621,296
    *    ValueVision Media, Inc. Class A                                                    250,541           2,410,204
    *    Varsity Group, Inc.                                                                 44,925             270,448
    *    Vertrue, Inc.                                                                       66,950           2,530,710
    *    Virco Manufacturing Corp.                                                          155,131           1,116,943
    *    Waxman Industries, Inc. Class B                                                        975               6,947
         Wellco Enterprises, Inc.                                                            10,600             139,231
    *    Wells-Gardner Electronics Corp.                                                     58,141             197,679

    *    West Marine, Inc.                                                                  142,100           2,357,439
    *    Westcoast Hospitality Corp.                                                        118,800             818,532
  * #    Wet Seal, Inc. Class A                                                             239,364           1,019,691
         Weyco Group, Inc.                                                                    6,600             126,522
    *    Whitehall Jewelers, Inc.                                                           153,200           1,110,700
    *    Wickes, Inc.                                                                        37,100                 111
  * #    William Lyon Homes, Inc.                                                            48,800           4,392,000
    *    Wilsons The Leather Experts, Inc.                                                  265,220           1,556,841
    *    Winmark Corp.                                                                       51,900           1,128,825
    *    Worldwide Restaurant Concepts, Inc.                                                245,424           1,573,168
    *    Young Broadcasting, Inc. Class A                                                   121,796             701,545
    *    Zapata Corp.                                                                       106,880             691,514
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $453,443,829)                                                                                         595,167,056
                                                                                                       ----------------

Health Care -- (15.7%)
    *    A.D.A.M., Inc.                                                                       5,100              29,019
  * #    aaiPharma, Inc.                                                                    154,500              43,260
    *    Abaxis, Inc.                                                                       146,800           1,534,060
    *    Abgenix, Inc.                                                                      107,537             774,266
    *    Abiomed, Inc.                                                                      154,338           1,446,147
  * #    Able Laboratories, Inc.                                                            127,130             542,845
  * #    Acacia Research-CombiMatrix                                                        178,551             514,227
    *    Accelr8 Technology Corp.                                                            10,362              25,076
    *    Accelrys, Inc.                                                                     220,300           1,163,184
    *    Access Pharmaceuticals, Inc.                                                       107,100             254,898
    *    Adolor Corp.                                                                       273,636           2,615,960
  * #    Advanced Magnetics, Inc.                                                            64,200             574,590
    *    Advanced Neuromodulation Systems, Inc.                                             141,135           5,018,761
    *    Advancis Pharmaceutical Corp.                                                       28,597             127,543
  * #    ADVENTRX Pharmaceuticals, Inc.                                                      65,000             139,100
    *    Air Methods Corp.                                                                   76,100             515,958
  * #    Aksys, Ltd.                                                                        200,537             601,611
    *    Albany Molecular Research, Inc.                                                    218,340           2,600,429
    *    Alexion Pharmaceuticals, Inc.                                                      195,572           4,449,263
    *    Align Technology, Inc.                                                             229,365           1,667,484
    *    Alliance Imaging, Inc.                                                             344,500           3,455,335
    *    Allied Healthcare International, Inc.                                              149,500           1,034,540
    *    Allied Healthcare Products, Inc.                                                    65,800             340,186
    *    Allos Therapeutics, Inc.                                                           212,027             445,257
    *    Allscripts Healthcare Solutions, Inc.                                              273,600           4,476,096
    *    Almost Family, Inc.                                                                 11,500             136,620
         Alpharma, Inc. Class A                                                              63,000             810,810
    *    Alteon, Inc.                                                                       231,200             171,088
    *    Amedisys, Inc.                                                                     107,547           3,248,995
    *    America Services Group, Inc.                                                        74,450           1,465,920
    *    American Claims Evaluation, Inc.                                                     3,100               5,549
    *    American Dental Partners, Inc.                                                      57,700           1,386,531
    *    American Retirement Corp.                                                          214,900           2,941,981
         American Shared Hospital Services                                                   26,800             160,800
    *    AMICAS, Inc.                                                                       315,800           1,345,308
    *    AMN Healthcare Services, Inc.                                                      201,200           2,905,328
    *    Amsurg Corp.                                                                        66,946           1,804,878
         Analogic Corp.                                                                      92,609           3,934,956
    *    Angeion Corp.                                                                        1,294               3,093

    *    AngioDynamics, Inc.                                                                 74,011           1,462,457
    *    Anika Therapeutics, Inc.                                                            72,200           1,092,386
  * #    Antigenics, Inc.                                                                   318,678           2,135,143
    *    AP Pharma, Inc.                                                                    193,400             309,440
  * #    Aphton Corp.                                                                       253,216             174,719
    *    Applied Imaging Corp.                                                               10,350              14,697
    *    Aradigm Corp.                                                                      152,941             165,176
    *    Arena Pharmaceuticals, Inc.                                                        246,402           1,687,854
    *    Argonaut Technologies, Inc.                                                         57,648              54,189
    *    Ariad Pharmaceuticals, Inc.                                                        369,802           2,229,906
    *    Arqule, Inc.                                                                       239,972           1,571,817
    *    Array BioPharma, Inc.                                                              264,115           1,648,078
    #    Arrhythmia Research Technology, Inc.                                                17,575             314,592
    *    Arthrocare Corp.                                                                   131,761           4,247,975
    *    Aspect Medical Systems, Inc.                                                       143,287           4,608,110
  * #    AtheroGenics, Inc.                                                                 106,366           1,515,715
         Atrion Corp.                                                                        15,400           1,006,390
    *    ATS Medical, Inc.                                                                   55,840             181,480
    *    AVANIR Pharmaceuticals Class A                                                     737,700           1,829,496
    *    Avant Immunotherapeutics, Inc.                                                     408,574             580,175
  * #    AVI BioPharma, Inc.                                                                308,970             729,169
    *    Avigen, Inc.                                                                       140,300             419,497
  * #    AXM Pharma, Inc.                                                                   105,600             189,024
    *    Axonyx, Inc.                                                                         1,200               1,548
    *    Bentley Pharmaceuticals, Inc.                                                      144,850           1,577,416
    *    Beverly Enterprises, Inc.                                                          142,200           1,759,014
    *    Bioanalytical Systems, Inc.                                                          8,700              55,245
    *    BioCryst Pharmaceuticals, Inc.                                                     179,700             837,402
    *    Bioenvision, Inc.                                                                  262,648           1,712,465
    *    Bio-Imaging Technologies, Inc.                                                      76,291             230,399
    #    BioLase Technology, Inc.                                                           156,852           1,107,375
    *    Bio-Logic Systems Corp.                                                             64,200             384,532
    *    BioMarin Pharmaceutical, Inc.                                                      449,046           3,053,513
    *    Bio-Reference Laboratories, Inc.                                                    87,457           1,285,618
    *    BioSante Pharmaceuticals, Inc.                                                     131,200             485,440
    *    BioScrip, Inc.                                                                     280,048           1,464,651
    *    Biosource International, Inc.                                                       98,100             996,696
    *    Biospecifics Technologies Corp.                                                     39,000              42,900
    *    BioSphere Medical, Inc.                                                            100,842             474,966
    *    BioTime, Inc.                                                                       11,000               6,600
    *    Bone Care International, Inc.                                                      137,676           4,507,512
  * #    Bradley Pharmaceuticals, Inc.                                                      106,349           1,064,553
  * #    BriteSmile, Inc.                                                                     4,700              16,450
    *    Bruker BioSciences Corp.                                                           608,991           2,557,762
    *    Caliper Life Sciences, Inc.                                                        213,452           1,314,864
  * #    CancerVax Corp.                                                                    189,500             564,710
    *    Candela Corp.                                                                      180,702           1,848,581
    *    Cantel Medical Corp.                                                               104,634           3,212,264
    *    Capital Senior Living Corp.                                                        204,900           1,241,694
    *    Caprius, Inc.                                                                          100                 300
    *    Caraco Pharmaceutical Laboratories, Ltd.                                           171,550           1,231,729
    *    Cardiac Sciences, Inc.                                                             401,781             393,745
    *    CardioDynamics International Corp.                                                 326,305             724,397
  * #    Cardiotech International, Inc.                                                     120,460             225,260
    *    CareCentric, Inc.                                                                   33,815              50,722

  * #    Cell Genesys, Inc.                                                                 317,569           1,845,076
  * #    Cell Therapeutics, Inc.                                                            435,179           1,292,482
  * #    Cellegy Pharmaceuticals, Inc.                                                      178,700             321,660
    *    Cepheid, Inc.                                                                      291,395           2,651,694
    *    Cerus Corp.                                                                        153,231             626,715
    *    Chad Therapeutics, Inc.                                                              9,300              37,851
    *    Cholestech Corp.                                                                   114,500           1,047,675
    *    Ciphergen Biosystems, Inc.                                                         199,606             411,188
    *    Clarient, Inc.                                                                      44,200              62,764
         Clinical Data, Inc.                                                                  5,890             102,486
    *    Closure Medical Corp.                                                              107,165           2,890,240
         CNS, Inc.                                                                          140,800           2,956,800
    *    Coast Dental Services, Inc.                                                         19,133              68,879
    *    Collagenex Pharmaceuticals, Inc.                                                    99,300             489,549
    *    Columbia Laboratories, Inc.                                                        266,763             693,584
    *    Compex Technologies, Inc.                                                          100,400             377,504
         Computer Programs & Systems, Inc.                                                   91,493           3,099,783
    *    Conceptus, Inc.                                                                    209,981           1,119,199
    *    Corautus Genetics, Inc.                                                              3,614              14,275
    *    Corgentech, Inc.                                                                    40,765              97,836
    *    Corixa Corp.                                                                       492,659           2,093,801
    *    Cortex Pharmaceuticals, Inc.                                                        29,500              69,030
    *    Corvel Corp.                                                                        18,600             493,644
    *    Cotherix, Inc.                                                                     110,900           1,009,190
    *    Critical Therapeutics, Inc.                                                         47,925             280,840
    *    Criticare Systems, Inc.                                                             80,200             372,128
    *    Cross Country Healthcare, Inc.                                                     222,281           3,767,663
  * #    CryoLife, Inc.                                                                     164,250           1,190,812
    *    Cubist Pharmaceuticals, Inc.                                                       372,614           3,729,866
    *    CuraGen Corp.                                                                      346,831           1,484,437
    *    Curative Health Services, Inc.                                                     115,100             295,807
    *    Curis, Inc.                                                                        330,332           1,308,115
    *    CV Therapeutics, Inc.                                                              203,028           4,105,226
    *    Cyberonics, Inc.                                                                    62,939           2,296,644
    *    Cygnus, Inc.                                                                           600                  78
    *    Cypress Bioscience, Inc.                                                           209,816           2,549,264
  * #    Cytogen Corp.                                                                      106,845             579,100
  * #    CytRx Corp.                                                                          6,400               5,440
         D&K Healthcare Resources, Inc.                                                     103,900             847,824
         Datascope Corp.                                                                    103,062           3,137,207
    *    Daxor Corp.                                                                         46,300             953,780
    *    Del Global Technologies Corp.                                                       78,521             221,037
    *    Dendreon Corp.                                                                     414,361           2,191,970
    *    Dendrite International, Inc.                                                       297,685           4,614,117
    *    DepoMed, Inc.                                                                      304,150           1,344,343
    *    Digene Corp.                                                                       137,903           3,469,639
  * #    Digital Angel Corp.                                                                303,800           1,190,896
    *    Discovery Laboratories, Inc.                                                       184,050           1,297,552
    *    Discovery Partners International, Inc.                                             180,792             533,336
    *    Diversa Corp.                                                                      307,900           1,539,500
    *    DJ Orthopedics, Inc.                                                               151,900           4,215,225
    *    DOV Pharmaceutical, Inc.                                                           154,023           2,325,747
  * #    Durect Corp.                                                                       362,729           1,302,197
    *    DUSA Pharmaceuticals, Inc.                                                         115,635           1,293,956
    *    Dyax Corp.                                                                         217,901           1,013,240

  * #    Dynacq Healthcare, Inc.                                                             67,234             316,672
  * #    Elite Pharmaceuticals, Inc.                                                        145,900             437,700
    *    Embrex, Inc.                                                                       120,100           1,347,522
    *    Emeritus Corp.                                                                     145,800           1,924,560
    *    Emisphere Technologies, Inc.                                                       134,447             521,654
    *    Encore Medical Corp.                                                               360,277           1,830,207
    *    Encysive Pharmaceuticals, Inc.                                                     400,394           4,084,019
  * #    Endocare, Inc.                                                                      71,300             221,386
    *    Endologix, Inc.                                                                    220,108             957,470
    *    Enpath Medical, Inc.                                                                11,807              78,753
    *    Entremed, Inc.                                                                     298,116             795,970
    *    Enzo Biochem, Inc.                                                                 224,663           3,430,604
    *    EP Medsystems, Inc.                                                                193,300             502,580
  * #    Epimmune, Inc.                                                                      59,070              51,804
    *    EPIX Pharmaceuticals, Inc.                                                         160,231           1,270,632
    *    eResearch Technology, Inc.                                                         256,893           3,144,370
    *    Ergo Science Corp.                                                                  36,350              99,962
    *    Exact Sciences Corp.                                                               180,592             523,717
    *    Exactech, Inc.                                                                      76,400           1,023,760
    *    Exelixis, Inc.                                                                     525,485           3,688,905
         E-Z-EM, Inc.                                                                        86,424           1,272,161
    *    First Horizon Pharmaceutical Corp.                                                 248,976           4,680,749
    *    Fischer Imaging Corp.                                                               60,600             168,468
    *    Five Star Quality Care, Inc.                                                        84,350             575,267
    *    Genaera Corp.                                                                      178,100             357,981
    *    Genaissance Pharmaceuticals, Inc.                                                  166,339             151,368
    *    Gene Logic, Inc.                                                                   254,260             856,856
    *    Genesis HealthCare Corp.                                                           120,003           5,218,930
    *    Genta, Inc.                                                                        130,100             144,411
    *    Gentiva Health Services, Inc.                                                       56,587             899,167
    *    GenVec, Inc.                                                                       310,509             574,442
    *    Geron Corp.                                                                        376,504           3,012,032
    *    GTC Biotherapeutics, Inc.                                                          145,853             195,443
    *    Guilford Pharmaceuticals, Inc.                                                     315,527             795,128
    *    Hanger Orthopedic Group, Inc.                                                      178,800             911,880
    *    Harvard Bioscience, Inc.                                                           206,335             664,399
    *    HealthAxis, Inc.                                                                     5,710              10,849
    *    HealthExtras, Inc.                                                                 258,314           4,427,502
    *    HealthStream, Inc.                                                                  14,400              43,056
    *    HealthTronics Surgical Services, Inc.                                              231,605           2,939,067
  * #    Hemispherx Biopharma, Inc.                                                         262,700             420,320
    *    Hi-Tech Pharmacal, Inc.                                                             57,150           1,717,929
    *    HMS Holdings Corp.                                                                 167,500           1,038,500
  * #    Hollis-Eden Pharmaceuticals, Inc.                                                  133,092           1,129,951
    *    Hologic, Inc.                                                                      191,700           7,056,477
         Hooper Holmes, Inc.                                                                518,200           2,072,800
    *    Horizon Health Corp.                                                                47,775           2,094,934
    *    ICU Medical, Inc.                                                                  102,525           3,380,249
    *    I-Flow Corp.                                                                       153,840           2,513,746
    *    IGI, Inc.                                                                           16,400              20,500
    *    Illumina, Inc.                                                                     262,761           2,758,990
  * #    Immtech International, Inc.                                                         75,900             965,448
    *    Immunicon Corp.                                                                      5,100              21,981
    *    ImmunoGen, Inc.                                                                    281,854           1,679,850
  * #    Immunomedics, Inc.                                                                 373,056             671,501

    *    Impath, Inc.                                                                        70,200             311,688
  * #    Implant Sciences Corp.                                                              59,000             167,560
    *    Incyte Corp.                                                                       571,473           4,360,339
    *    Indevus Pharmaceuticals, Inc.                                                      318,711           1,093,179
    *    Inhibitex, Inc.                                                                     97,500             662,025
    *    InKine Pharmaceutical Co., Inc.                                                      9,500              21,660
    *    Innovative Clinical Solutions, Ltd.                                                    610                   2
  * #    Insite Vision, Inc.                                                                179,500             113,085
  * #    Insmed, Inc.                                                                       201,082             255,374
    *    Inspire Pharmaceuticals, Inc.                                                      290,270           1,886,755
    *    IntegraMed America, Inc.                                                            19,600             204,820
    *    Interferon Scientific, Inc.                                                          5,495                 714
    *    Intermagnetics General Corp.                                                       229,372           6,621,970
    *    InterMune, Inc.                                                                    224,789           2,699,716
  * #    Interpharm Holdings, Inc.                                                          139,900             181,870
    *    IntraBiotics Pharmaceuticals, Inc.                                                  50,457             174,077
  * #    Introgen Therapeutics, Inc.                                                        212,133           1,514,630
    *    Inverness Medical Innovations, Inc.                                                  2,955              83,626
    *    Iomed, Inc.                                                                         45,400              95,340
    *    Iridex Corp.                                                                        56,300             337,800
    *    IRIS International, Inc.                                                           112,450           2,148,919
    *    Isis Pharmaceuticals, Inc.                                                         383,746           1,404,510
  * #    Isolagen, Inc.                                                                     213,600             869,352
    *    Ista Pharmaceuticals, Inc.                                                         177,651           1,406,996
  * #    I-Trax, Inc.                                                                       128,200             198,710
    *    IVAX Diagnostics, Inc.                                                               4,400              20,680
    *    iVow, Inc.                                                                          19,950               8,977
    *    Kendle International, Inc.                                                          98,600           1,136,858
  * #    Kensey Nash Corp.                                                                  122,700           3,337,440
  * #    Kera Vision, Inc.                                                                   17,800                  12
    *    Keryx Biopharmaceuticals, Inc.                                                     142,148           1,739,892
         Kewaunee Scientific Corp.                                                           19,400             155,006
    *    Kosan Biosciences, Inc.                                                            233,902           1,106,356
    *    La Jolla Pharmaceutical Co.                                                        327,850             265,558
    *    LabOne, Inc.                                                                       118,342           4,560,901
    *    Lannet Co., Inc.                                                                   158,870             794,350
  * #    Large Scale Biology Corp.                                                           15,160              12,431
    *    Laserscope                                                                         147,809           5,089,064
         LCA-Vision, Inc.                                                                   139,849           6,178,529
         Lectec Corp.                                                                        25,637              35,892
    *    Lexicon Genetics, Inc.                                                             558,005           2,700,744
    *    Lifecell Corp.                                                                     201,740           2,675,072
    *    Lifecore Biomedical, Inc.                                                          116,800           1,490,368
    *    Lifeline Systems, Inc.                                                              74,000           2,409,440
    *    Ligand Pharmaceuticals, Inc. Class B                                                39,100             228,344
  * #    Lipid Sciences, Inc.                                                               171,900             907,632
    *    Luminex Corp.                                                                      215,121           2,142,605
    *    Matria Healthcare, Inc.                                                            134,812           3,840,794
  * #    Matritech, Inc.                                                                    257,800             211,396
    *    Matrixx Initiatives, Inc.                                                           91,900             968,626
    *    Maxim Pharmaceuticals, Inc.                                                        174,994             265,991
    *    Maxygen, Inc.                                                                      237,902           1,862,773
    *    Medarex, Inc.                                                                       76,722             581,553
    *    MedCath Corp.                                                                      125,423           3,249,710
  * #    Med-Design Corp.                                                                    65,920              44,826

    *    Medical Action Industries, Inc.                                                     89,200           1,581,516
    *    Medical Staffing Network Holdings, Inc.                                            207,000           1,124,010
    *    Medicore, Inc.                                                                      45,000             535,500
    *    MEDTOX Scientific, Inc.                                                             32,372             194,232
    *    Memory Pharmaceuticals Corp.                                                         1,400               3,472
    *    Memry Corp.                                                                         26,800              42,880
    *    Merge Technologies, Inc.                                                            91,255           1,587,837
         Meridian Bioscience, Inc.                                                          139,300           2,542,225
    *    Merit Medical Systems, Inc.                                                        204,306           2,988,997
         Mesa Laboratories, Inc.                                                             27,800             346,944
    *    Metropolitan Health Networks, Inc.                                                 208,500             540,015
    *    Micro Therapeutics, Inc.                                                           292,879           1,171,516
    *    Microtek Medical Holdings, Inc.                                                    375,445           1,321,566
  * #    Milestone Scientific, Inc.                                                          27,100              63,685
    *    Molecular Devices Corp.                                                            131,366           2,537,991
    *    Myogen, Inc.                                                                        27,719             183,500
    *    Myriad Genetics, Inc.                                                              212,155           3,492,071
    *    Nabi Biopharmaceuticals                                                             87,341           1,073,421
  * #    Nanogen, Inc.                                                                      323,567           1,320,153
  * #    Nastech Pharmaceutical Co., Inc.                                                   123,746           1,503,514
    *    National Dentex Corp.                                                               41,100             770,625
         National Home Health Care Corp.                                                     24,566             325,991
    *    National Medical Health Card Systems, Inc.                                          32,221             741,727
         National Research Corp.                                                             52,200             742,806
    *    Natus Medical, Inc.                                                                120,232           1,214,343
         NDCHealth Corp.                                                                    248,800           4,169,888
    *    Neogen Corp.                                                                        71,525           1,041,476
    *    Neopharm, Inc.                                                                     162,342           1,592,575
  * #    NeoRx Corp.                                                                            200                 114
    *    Neose Technologies, Inc.                                                           168,347             442,753
    *    Neurobiological Technologies, Inc.                                                  14,600              48,472
    *    Neurogen Corp.                                                                     285,332           1,928,844
    *    New Brunswick Scientific Co., Inc.                                                  75,600             404,460
    *    NMT Medical, Inc.                                                                   90,000             787,500
    *    North American Scientific, Inc.                                                    105,700             317,100
    *    Northfield Laboratories, Inc.                                                      184,582           2,410,641
    *    NovaMed, Inc.                                                                      148,726             920,614
  * #    Novavax, Inc.                                                                      268,739             368,172
    *    Noven Pharmaceuticals, Inc.                                                        162,211           2,919,798
    *    Novoste Corp.                                                                       77,899              64,656
    *    NPS Pharmaceuticals, Inc.                                                          224,764           2,600,519
    *    Nutraceutical International Corp.                                                   79,910           1,054,013
  * #    Nutrition 21, Inc.                                                                   5,085               4,932
    *    NuVasive, Inc.                                                                      26,302             412,941
    *    Nuvelo, Inc.                                                                       289,896           2,151,028
         NWH, Inc.                                                                           14,700             220,500
  * #    OCA, Inc.                                                                          340,700           1,396,870
    *    Odyssey Healthcare, Inc.                                                           247,333           3,279,636
    *    Omnicell, Inc.                                                                     176,308           1,146,002
    *    Optical Sensors, Inc.                                                                1,133               2,606
    #    Option Care, Inc.                                                                  220,713           2,935,483
    *    OraSure Technologies, Inc.                                                         313,292           2,603,457
    *    Orchid Biosciences, Inc.                                                           165,841           1,611,975
    *    Orphan Medical, Inc.                                                                84,635             900,516
    *    Orthologic Corp.                                                                   304,100           1,234,646

    *    Oscient Pharmaceutical Corp.                                                       488,624             806,230
    *    Osteotech, Inc.                                                                    151,125             436,751
  * #    Oxigene, Inc.                                                                      138,400             635,256
    *    Pain Therapeutics, Inc.                                                            301,359           1,582,135
    *    PainCare Holdings, Inc.                                                            308,200           1,263,620
    *    Palatin Technologies, Inc.                                                           1,937               3,913
    *    Palomar Medical Technologies, Inc.                                                 115,271           2,633,942
    *    Parexel International Corp.                                                        180,924           3,301,863
    *    Patient Infosystems, Inc.                                                              408               2,326
    *    PDI, Inc.                                                                          101,694           1,220,328
    *    Pediatric Services of America, Inc.                                                 51,200             675,328
    *    Penwest Pharmaceuticals Co.                                                        149,334           1,803,955
    *    Per-Se Technologies, Inc.                                                          208,419           3,953,708
    *    Pharmacopia Drug Discovery, Inc.                                                   103,050             498,762
    *    Pharmacyclics, Inc.                                                                134,287           1,076,982
  * #    Pharmanetics, Inc.                                                                  50,300              13,832
  * #    PhotoMedex, Inc.                                                                   236,908             506,983
    *    Physiometrix, Inc.                                                                  13,900              10,008
    *    Point Therapeutics, Inc.                                                             5,640              26,113
    *    Possis Medical, Inc.                                                               159,600           1,680,588
    *    Pozen, Inc.                                                                        196,654           1,449,340
    *    PRAECIS Pharmaceuticals, Inc.                                                      263,347             173,809
  * #    Premier Laser Systems, Inc. Class A                                                 16,400                   7
    *    Progenics Pharmaceuticals, Inc.                                                    133,068           2,661,360
    *    ProxyMed, Inc.                                                                      26,939             171,601
    *    PSS World Medical, Inc.                                                            322,568           3,786,948
         Psychemedics Corp.                                                                  49,039             711,065
    *    Psychiatric Solutions, Inc.                                                         79,289           3,246,885
    *    Pure World, Inc.                                                                    66,630             131,927
    *    QuadraMed Corp.                                                                    197,437             302,079
    *    Questcor Pharmaceuticals, Inc.                                                     124,400              74,640
    *    Quidel Corp.                                                                       256,200           1,122,156
    *    Quigley Corp.                                                                       64,395             569,896
    *    Quinton Cardiology Systems, Inc.                                                    94,068             751,603
    *    Radiation Therapy Services, Inc.                                                    33,266             688,606
    *    Radiologix, Inc.                                                                   176,100             692,073
    *    Regeneration Technologies, Inc.                                                    184,493           1,241,638
    *    Regeneron Pharmaceuticals, Inc.                                                    373,358           2,326,020
    *    RehabCare Group, Inc.                                                              114,900           3,193,071
    *    Repligen Corp.                                                                     250,400             573,416
    *    Res-Care, Inc.                                                                     107,702           1,435,668
    *    Rigel Pharmaceuticals, Inc.                                                         75,326           1,347,582
    *    Rita Medical Systems, Inc.                                                         285,694             759,946
    *    Rochester Medical Corp.                                                             48,400             501,424
    *    Rural/Metro Corp.                                                                  110,300             828,243
    *    Sangamo BioSciences, Inc.                                                          174,932             655,995
    *    Santarus, Inc.                                                                      14,724              43,730
    *    Savient Pharmaceuticals, Inc.                                                      254,600             855,456
    *    Schick Technologies, Inc.                                                           47,200             901,520
    *    Sciclone Pharmaceuticals, Inc.                                                     351,550             875,360
    *    Seattle Genetics, Inc.                                                             287,621           1,389,209
  * #    Senesco Technologies, Inc.                                                          38,500              83,930
    *    Sequenom, Inc.                                                                     148,580             141,151
    *    SeraCare Life Sciences, Inc.                                                        21,120             285,754
    *    Serologicals Corp.                                                                 189,506           4,072,484

    *    SFBC International, Inc.                                                           125,839           4,405,623
  * #    Sirna Therapeutics, Inc.                                                           272,090             598,598
    *    Sonic Innovations, Inc.                                                            143,885             625,900
    *    SonoSite, Inc.                                                                     106,070           3,256,349
  * #    Sonus Pharmaceuticals, Inc.                                                        145,200             470,448
         Span-American Medical System, Inc.                                                  36,600             376,980
    *    Specialty Laboratories, Inc.                                                       159,300           1,309,446
    *    Spectranetics Corp.                                                                226,102           1,291,042
  * #    Spectrum Pharmaceuticals, Inc.                                                     105,751             550,963
    *    SRI/Surgical Express, Inc.                                                          38,400             174,144
    *    Staar Surgical Co.                                                                 142,775             561,106
  * #    StemCells, Inc.                                                                     17,500              72,625
    *    Stratagene Corp.                                                                    51,244             439,161
    *    Strategic Diagnostics, Inc.                                                        161,000             452,410
    *    Sun Healthcare Group, Inc.                                                         103,717             726,019
    *    Suncoast Naturals, Inc.                                                              2,699                 305
    *    SunLink Health Systems, Inc.                                                        33,465             270,732
    *    SuperGen, Inc.                                                                     352,878           1,774,976
    *    SurModics, Inc.                                                                    123,538           4,869,868
    *    Symbion, Inc.                                                                       11,436             269,890
    *    Synovis Life Technologies, Inc.                                                     88,200             674,730
    *    Synthetech, Inc.                                                                   114,050              68,772
    *    Tanox, Inc.                                                                        307,384           3,043,102
    *    Theragenics Corp.                                                                  206,100             706,923
    *    Third Wave Technologies, Inc.                                                      283,912           1,067,509
    *    Thoratec Corp.                                                                     331,539           4,953,193
    *    Titan Pharmaceuticals, Inc.                                                        219,900             472,785
    *    TLC Vision Corp.                                                                   126,365           1,093,057
    *    Transgenomic, Inc.                                                                  11,569               7,867
    *    Transkaryotic Therapies, Inc.                                                        9,234             313,864
  * #    Trestle Holdings, Inc.                                                               3,440               5,504
    *    Trimeris, Inc.                                                                     150,449           1,527,057
    *    TriPath Imaging, Inc.                                                              258,753           2,222,688
    *    Tripos, Inc.                                                                        47,600             171,360
    *    TriZetto Group, Inc.                                                               313,537           4,351,894
  * #    U.S. Diagnostic, Inc.                                                               26,100                   0
    *    U.S. Physical Therapy, Inc.                                                         84,573           1,355,705
    *    Urologix, Inc.                                                                      97,600             426,512
    #    Utah Medical Products, Inc.                                                         53,100           1,155,456
    *    V.I. Technologies, Inc.                                                             23,709              69,942
  * #    Vascular Solutions, Inc.                                                            99,497           1,191,974
    *    Vaxgen, Inc.                                                                       129,700           1,289,218
    *    Ventiv Health, Inc.                                                                177,366           3,600,530
    *    Vical, Inc.                                                                        120,967             459,675
    *    Virbac Corp.                                                                        29,500              96,613
    *    Virologic, Inc.                                                                    504,897           1,378,369
  * #    ViroPharma, Inc.                                                                   178,987             778,593
    *    Vision-Sciences, Inc.                                                               23,250              62,543
    *    VistaCare, Inc.                                                                     26,110             465,802
    *    Vital Images, Inc.                                                                  82,460           1,471,911
         Vital Signs, Inc.                                                                   91,700           3,866,989
    *    Vivus, Inc.                                                                        299,642             713,148
         West Pharmaceutical Services, Inc.                                                 173,800           4,838,592
    *    Wilson Greatbatch Technologies, Inc.                                               148,800           3,577,152
    *    Zevex International, Inc.                                                           26,500             108,783

    *    Zila, Inc.                                                                         311,597             903,631
    *    Zoll Medical Corp.                                                                  65,129           1,546,162
    *    ZymeTx, Inc.                                                                         2,400                 132
                                                                                                       ----------------
Total Health Care
(Cost $520,751,981)                                                                                         550,805,028
                                                                                                       ----------------

Industrials -- (15.3%)
    *    3-D Systems Corp.                                                                  110,010           2,332,212
    *    AAON, Inc.                                                                         141,725           2,536,878
    *    AAR Corp.                                                                          222,637           3,571,097
    *    Ablest, Inc.                                                                        13,500              93,420
         Abrams Industries, Inc.                                                             17,100              90,117
         Aceto Corp.                                                                        194,062           1,410,831
    *    ACT Manufacturing, Inc.                                                                200                   2
    *    Active Power, Inc.                                                                 337,559             904,658
         Administaff, Inc.                                                                  175,900           3,757,224
    *    Aerosonic Corp.                                                                     33,100             171,127
    *    AirNet Systems, Inc.                                                                96,100             479,539
  * #    Akorn, Inc.                                                                        202,000             593,880
         Alamo Group, Inc.                                                                   70,700           1,442,280
    *    Allied Defense Group, Inc.                                                          48,640           1,159,578
    *    Allied Holdings, Inc.                                                               73,100              80,410
         Ambassadors International, Inc.                                                     70,300             901,246
  * #    America West Holdings Corp. Class B                                                247,200           1,384,320
         American Ecology Corp.                                                             116,498           1,474,865
    *    American Locker Group, Inc.                                                         32,200             148,442
    *    American Science & Engineering, Inc.                                                61,500           2,343,765
    *    American Superconductor Corp.                                                      223,631           1,979,134
         American Woodmark Corp.                                                            129,320           4,346,445
         Ameron International Corp.                                                          58,100           1,917,300
    *    AML Communications, Inc.                                                            61,500              65,805
         Ampco-Pittsburgh Corp.                                                              81,300             937,389
         Amrep Corp.                                                                         63,610           1,380,973
         Angelica Corp.                                                                      49,300           1,304,971
    *    APAC Customer Services, Inc.                                                       362,319             347,826
         Apogee Enterprises, Inc.                                                           241,900           3,384,181
         Applied Industrial Technologies, Inc.                                               97,950           2,981,598
         Applied Signal Technologies, Inc.                                                   94,700           1,657,250
    *    ARGON ST, Inc.                                                                     132,988           4,565,478
  * #    Armstrong Holdings, Inc.                                                            27,400              84,118
  * #    Arotech Corp.                                                                       54,400              57,664
    *    Artesyn Technologies, Inc.                                                         219,200           1,804,016
    *    Art's-Way Manufacturing Co., Inc.                                                      100                 627
    *    Astec Industries, Inc.                                                             137,783           3,021,581
    *    Astronics Corp.                                                                     50,436             406,010
  * #    AstroPower, Inc.                                                                    14,986                  15
    *    ASV, Inc.                                                                           93,750           3,403,125
  * #    ATA Holdings Corp.                                                                 152,600             137,340
    *    Ault, Inc.                                                                          40,100              99,849
    *    Avalon Holding Corp. Class A                                                        15,475              75,673
    *    Axsys Technologies, Inc.                                                            74,400           1,267,776
    *    AZZ, Inc.                                                                           59,726             956,213
         Badger Meter, Inc.                                                                 129,000           4,852,980
    *    Baker (Michael) Corp.                                                               61,614           1,063,458
    *    Baker (Michael) Corp. Class B                                                       15,400             265,804

    *    Baldwin Technology Co., Inc. Class A                                               131,900             395,700
         Barnes Group, Inc.                                                                 160,872           4,935,553
    *    Barrett Business Services, Inc.                                                     92,700           1,340,442
    *    BE Aerospace, Inc.                                                                 392,614           5,681,125
  * #    BOLDER Technologies Corp.                                                           40,300                 204
         Bowne & Co., Inc.                                                                  239,968           3,179,576
    *    BTU International, Inc.                                                             78,200             296,378
    *    Butler International, Inc.                                                          69,690             229,979
         C&D Technologies, Inc.                                                             180,000           1,317,600
    *    Cannon Express, Inc.                                                                    50                   0
    *    Capstone Turbine Corp.                                                              36,037              36,037
         Cascade Corp.                                                                      116,650           4,108,413
    *    Casella Waste Systems, Inc. Class A                                                167,005           1,905,527
    *    Catalytica Energy Systems, Inc.                                                     58,500             115,245
    *    CD&L, Inc.                                                                          13,100              24,890
         CDI Corp.                                                                          137,970           2,944,280
    *    Celadon Group, Inc.                                                                 74,800           1,353,880
         Central Parking Corp.                                                              256,232           4,330,321
    *    Century Business Services, Inc.                                                    365,976           1,467,564
    *    Cenveo, Inc.                                                                       337,500           2,828,250
    *    Ceradyne, Inc.                                                                     171,451           3,958,804
         CERBCO, Inc. Class A                                                                 3,500              34,563
         Champion Industries, Inc.                                                           92,800             389,760
    *    Channell Commercial Corp.                                                           21,100             127,022
         Chase Corp.                                                                         24,200             340,736
         Chicago Rivet & Machine Co.                                                         20,000             595,600
         CIRCOR International, Inc.                                                         109,311           2,705,447
    *    Clean Harbors, Inc.                                                                103,200           2,141,400
    *    CNE Group, Inc.                                                                      2,900                 464
    *    Coinstar, Inc.                                                                     183,722           3,479,695
         Collins Industries, Inc.                                                            65,725             328,625
    *    Columbus McKinnon Corp.                                                            116,300           1,097,872
    *    Comforce Corp.                                                                     108,466             210,424
    *    Comfort Systems USA, Inc.                                                          336,100           2,114,069
    *    Compudyne Corp.                                                                     56,171             339,835
         CompX International, Inc.                                                            9,500             137,275
    *    Conrad Industries, Inc.                                                             18,700              24,404
    *    Consolidated Graphics, Inc.                                                         94,500           4,000,185
  * #    Continental Airlines, Inc.                                                         296,400           4,108,104
    *    Cornell Companies, Inc.                                                            100,200           1,286,568
    *    Correctional Services Corp.                                                        114,441             330,723
    *    Corrpro Companies, Inc.                                                             42,775              34,220
    *    CoStar Group, Inc.                                                                  50,700           2,037,126
    *    Covenant Transport, Inc. Class A                                                    91,000           1,263,080
    *    CPI Aerostructures, Inc.                                                            36,333             338,987
    *    CRA International, Inc.                                                             48,100           2,741,219
    *    Cross (A.T.) Co. Class A                                                           130,300             655,409
    *    Crown Andersen, Inc.                                                                11,600              11,890
         Cubic Corp.                                                                        186,050           3,274,480
  * #    Delta Air Lines, Inc.                                                              176,600             679,910
    *    DHB Industries, Inc.                                                               317,400           2,494,764
    *    DiamondCluster International, Inc.                                                 238,934           3,125,257
    *    Distributed Energy Systems Corp.                                                   247,261             820,907
    *    Dollar Thrifty Automotive Group, Inc.                                              155,500           5,596,445
    *    Driver-Harris Co.                                                                    9,898                   1

    *    Ducommun, Inc.                                                                      93,900           1,544,655
    *    Duratek, Inc.                                                                      124,000           2,719,320
    *    Dynamex, Inc.                                                                       78,551           1,413,132
  * #    Dynamic Materials Corp.                                                             14,700             643,860
         Eastern Co.                                                                         33,900             748,851
         Ecology & Environment, Inc. Class A                                                 13,900              90,350
         EDO Corp.                                                                          141,000           4,014,270
    *    Electro Rent Corp.                                                                 175,438           2,061,397
         ElkCorp                                                                            136,500           4,504,500
    *    EMCOR Group, Inc.                                                                  101,700           4,830,750
    *    Encore Wire Corp.                                                                  219,225           2,411,475
  * #    Energy Conversion Devices, Inc.                                                    178,304           3,437,701
    *    ENGlobal Corp.                                                                      11,600              42,108
         Ennis, Inc.                                                                        222,300           3,532,347
    *    EnPro Industries, Inc.                                                             142,000           3,843,940
    *    Environmental Tectonics Corp.                                                       59,500             323,085
         Espey Manufacturing & Electronics Corp.                                             20,500             550,425
    *    Essex Corp.                                                                         36,566             683,784
    *    Esterline Technologies Corp.                                                        83,700           3,255,930
    *    Evercel, Inc.                                                                        2,566               2,566
    *    Evergreen Solar, Inc.                                                              420,200           2,122,010
    *    Exponent, Inc.                                                                      69,800           1,728,946
    *    ExpressJet Holdings, Inc.                                                          373,900           3,226,757
    *    EXX, Inc. Class A                                                                    1,900               3,572
    *    EXX, Inc. Class B                                                                      100                 180
         Federal Signal Corp.                                                                28,300             442,329
    *    Fiberstars, Inc.                                                                    51,209             483,925
    *    First Aviation Services, Inc.                                                        1,700               6,970
    *    First Consulting Group, Inc.                                                       168,234             871,452
    *    Flanders Corp.                                                                     251,600           2,508,452
  * #    Flow International Corp.                                                           151,900             987,350
  * #    FLYi, Inc.                                                                         158,993             120,835
    *    Foster (L.B.) Co. Class A                                                          120,700           1,086,300
    *    Frontier Airlines, Inc.                                                            271,066           3,309,716
    *    Frozen Food Express Industries, Inc.                                               161,875           1,740,156
  * #    FuelCell Energy, Inc.                                                              327,490           2,665,769
    *    Gardner Denver Machinery, Inc.                                                     110,112           4,222,795
    *    Gehl Co.                                                                            49,800           1,493,402
         Gencorp, Inc.                                                                        4,400              83,160
    *    General Binding Corp.                                                               40,700             842,083
    *    General Cable Corp.                                                                273,500           3,831,735
    *    General Employment Enterprises, Inc.                                                17,700              23,187
    *    Genesee & Wyoming, Inc.                                                            167,250           4,672,965
         Gevity HR, Inc.                                                                    187,200           3,210,480
    *    Global Payment Technologies, Inc.                                                   52,900             238,050
    *    Global Power Equipment Group, Inc.                                                 323,700           2,479,542
         Gorman-Rupp Co.                                                                     68,250           1,385,475
    *    GP Strategies Corp.                                                                127,100             902,410
    *    Graftech International, Ltd.                                                         4,500              19,800
         Graham Corp.                                                                        12,350             249,717
         Greenbrier Companies, Inc.                                                         126,600           3,509,352
    *    Griffon Corp.                                                                      211,150           4,208,220
         Hardinge, Inc.                                                                      83,500           1,354,203
    *    Hawaiian Holdings, Inc.                                                            588,481           3,142,489
    *    Hawk Corp.                                                                          64,400             720,636

         Healthcare Services Group, Inc.                                                    236,100           4,415,070
         Heico Corp.                                                                         69,600           1,468,560
         Heico Corp. Class A                                                                 95,885           1,609,909
    *    Heidrick & Struggles International, Inc.                                           133,511           3,352,461
    *    Herley Industries, Inc.                                                            107,850           1,888,454
    *    Hexcel Corp.                                                                        83,200           1,359,488
    *    Hirsch International Corp. Class A                                                   4,550               4,550
    *    Hi-Shear Technology Corp.                                                           45,350             165,074
    *    Hub Group, Inc. Class A                                                            134,112           3,685,398
    *    Hudson Highland Group, Inc.                                                         26,375             422,264
    *    Hudson Technologies, Inc.                                                           27,384              25,193
    *    Hurco Companies, Inc.                                                               48,800             849,608
    *    Huttig Building Products, Inc.                                                      33,500             365,485
    *    ICT Group, Inc.                                                                     91,700             851,893
    *    II-VI, Inc.                                                                        228,104           3,756,873
    *    Imagistics International, Inc.                                                      62,200           1,675,668
    *    Industrial Distribution Group, Inc.                                                 81,400             715,506
    *    Infrasource Services, Inc.                                                          22,800             250,800
    *    Innotrac Corp.                                                                     156,400           1,327,836
    *    Innovative Solutions & Support, Inc.                                                23,900             827,896
    *    Insituform Technologies, Inc. Class A                                              179,160           2,658,734
  * #    Integrated Electrical Services, Inc.                                               278,800             423,776
         International Aluminum Corp.                                                        18,500             638,250
    *    International Shipholding Corp.                                                     51,200             747,520
         Interpool, Inc.                                                                    114,300           2,482,596
  * #    Ionatron, Inc.                                                                     133,700           1,189,930
    *    Jacuzzi Brands, Inc.                                                               496,922           5,073,574
    *    JPS Industries, Inc.                                                                24,500             117,600
    *    Kadant, Inc.                                                                        95,800           1,963,900
         Kaman Corp. Class A                                                                147,899           2,287,998
    *    Keith Companies, Inc.                                                               18,300             387,045
    *    Key Technology, Inc.                                                                36,000             396,000
    *    Kforce, Inc.                                                                       273,676           2,200,355
    *    Korn/Ferry International                                                           275,900           4,375,774
    *    K-Tron International, Inc.                                                          55,500           1,587,300
    *    KVH Industries, Inc.                                                                99,800             927,142
    *    LaBarge, Inc.                                                                      211,950           3,007,571
    *    Labor Ready, Inc.                                                                  277,100           5,719,344
    *    Ladish Co., Inc.                                                                   115,500           1,282,050
    *    Lancer Corp.                                                                        94,525           1,635,283
         Lawson Products, Inc.                                                                4,900             209,720
    *    Layne Christensen Co.                                                              159,000           2,750,700
    *    Learning Tree International, Inc.                                                  116,895           1,504,439
         Lindsay Manufacturer Co.                                                            81,300           1,626,813
    *    LMI Aerospace, Inc.                                                                  3,700              16,739
         LSI Industries, Inc.                                                               260,130           3,535,167
    *    Lydall, Inc.                                                                       141,300           1,164,312
    *    Lynch Corp.                                                                         29,500             271,400
    *    Mac-Gray Corp.                                                                     116,200           1,013,264
    *    Magnetek, Inc.                                                                     208,000             459,680
    *    MAIR Holdings, Inc.                                                                135,529           1,292,947
    *    Marten Transport, Ltd.                                                             118,800           2,329,668
    *    Mastec, Inc.                                                                       335,500           2,838,330
    *    Maxco, Inc.                                                                         18,800              82,175
         McGrath Rentcorp.                                                                  167,806           3,867,928

  * #    MCSi, Inc.                                                                           2,000                   0
    *    Meadow Valley Corp.                                                                 22,900             120,912
  * #    Medialink Worldwide, Inc.                                                           49,800             156,870
         Mercury Air Group, Inc.                                                             33,508             115,938
    *    Mercury Computer Systems, Inc.                                                     145,518           4,205,470
    *    Merrimac Industries, Inc.                                                           14,265             126,959
  * #    Mesa Air Group, Inc.                                                               331,800           2,116,884
         Met-Pro Corp.                                                                      146,886           2,116,627
    *    MFRI, Inc.                                                                          31,800             246,736
  * #    Microvision, Inc.                                                                  146,741             949,414
         Middleby Corp.                                                                      97,100           5,359,920
    *    Midwest Air Group, Inc.                                                            119,800             234,808
    *    Milacron, Inc.                                                                     429,434             936,166
  * #    Millennium Cell, Inc.                                                              165,950             250,585
    *    Miller Industries, Inc.                                                             32,700             390,765
    *    Misonix, Inc.                                                                       46,550             268,221
    *    Mobile Mini, Inc.                                                                  101,400           3,743,688
  * #    Modtech Holdings, Inc.                                                             106,312             659,134
    *    Moore Handley, Inc.                                                                  1,500               6,000
    *    Morgan Group Holding Co.                                                             3,300                 305
    *    MTC Technologies, Inc.                                                             100,811           3,380,193
         Mueller (Paul) Co.                                                                  26,300             782,425
         Multi-Color Corp.                                                                   30,600             804,780
    *    M-Wave, Inc.                                                                         3,000               3,180
    *    Nashua Corp.                                                                        54,500             490,500
    *    National Patent Development Corp.                                                  109,400             255,996
    *    National Technical Systems, Inc.                                                    83,600             379,544
    *    NCI Building Systems, Inc.                                                         133,200           4,600,728
    *    NCO Group, Inc.                                                                    108,680           2,158,385
    *    NES Rentals Holdings, Inc.                                                             245               2,401
    *    New Horizons Worldwide, Inc.                                                        79,875             288,349
    *    North America Galvanizing & Coatings, Inc.                                          56,500             115,260
  * #    Northwest Airlines Corp.                                                           111,750             680,558
    *    NuCo2, Inc.                                                                        115,558           2,736,413
    *    Odyssey Marine Exploration, Inc.                                                   268,400           1,291,004
    *    Old Dominion Freight Line, Inc.                                                    118,418           3,608,196
    *    On Assignment, Inc.                                                                175,186             928,486
    *    Orbit International Corp.                                                           11,666             119,227
    *    Orbital Sciences Corp.                                                             363,800           3,532,498
         Outlook Group Corp.                                                                 36,600             289,140
    *    P.A.M. Transportation Services, Inc.                                                60,952           1,004,489
    *    Paragon Technologies, Inc.                                                          39,425             423,819
    *    Park-Ohio Holdings Corp.                                                           125,525           1,914,256
    *    Patrick Industries, Inc.                                                            44,000             394,064
    *    Patriot Transportation Holding, Inc.                                                31,700           1,657,910
    *    Peerless Manufacturing Co.                                                          18,500             257,335
    *    Pemco Aviation Group, Inc.                                                             250               6,225
    *    Perini Corp.                                                                       174,700           2,634,476
    *    Pico Holdings, Inc.                                                                 83,771           2,168,831
    *    Pinnacle Airlines Corp.                                                             14,273             139,875
  * #    Plug Power, Inc.                                                                   502,355           3,124,648
    *    Portfolio Recovery Associates, Inc.                                                106,928           4,214,032
    *    Powell Industries, Inc.                                                             57,718           1,063,166
    *    Power-One, Inc.                                                                     78,689             431,216
    *    PPT Vision, Inc.                                                                    11,750              14,923

         Preformed Line Products Co.                                                          4,700             160,411
    *    PRG-Schultz International, Inc.                                                    428,109           1,652,501
         Providence & Worcester Railroad Co.                                                 11,000             145,750
    *    PW Eagle, Inc.                                                                      21,900             144,102
    *    Quipp, Inc.                                                                         14,300             154,226
         Quixote Corp.                                                                       68,200           1,328,536
    *    RailAmerica, Inc.                                                                  259,166           3,024,467
         Raven Industries, Inc.                                                             356,440           9,082,091
    *    RCM Technologies, Inc.                                                              91,800             422,280
    *    Refac                                                                                8,519              42,552
         Regal-Beloit Corp.                                                                 148,730           3,822,361
    *    RemedyTemp, Inc.                                                                    72,900             718,065
    *    Republic Airways Holdings, Inc.                                                     18,308             233,610
    *    Riviera Tool Co.                                                                     7,000               7,595
         Robbins & Myers, Inc.                                                              101,000           2,388,650
    *    Rush Enterprises, Inc. Class A                                                      76,575           1,101,914
    *    Rush Enterprises, Inc. Class B                                                      54,500             792,975
         Schawk, Inc.                                                                       168,300           4,049,298
    *    Schuff International, Inc.                                                          53,200             163,590
    *    SCS Transportation, Inc.                                                           104,432           1,905,884
    *    Secom General Corp.                                                                  1,000               1,430
    *    Senomyx, Inc.                                                                       20,442             282,713
    *    Servotronics, Inc.                                                                  24,804             117,819
    *    Sholodge, Inc.                                                                      52,300             205,278
    *    SIFCO Industries, Inc.                                                              45,775             157,008
    *    Simclar, Inc.                                                                       23,400              78,858
    *    Sirva, Inc.                                                                         35,000             274,750
    *    Sitel Corp.                                                                        401,700             795,366
    *    SL Industries, Inc.                                                                 91,885           1,568,477
    *    Smithway Motor Xpress Corp. Class A                                                 35,000             210,000
    *    SOURCECORP, Inc.                                                                    94,676           2,027,013
    *    Spacehab, Inc.                                                                      94,200             132,822
    *    Sparton Corp.                                                                       84,328             841,593
    *    Spherion Corp.                                                                     417,793           2,285,328
  * #    Spherix, Inc.                                                                      103,300             176,643
    *    Spire Corp.                                                                        102,842             452,505
  * #    Standard Automotive Corp.                                                           21,700                   2
    *    Standard Parking Corp.                                                               6,200              93,062
         Standard Register Co.                                                              164,100           2,330,220
         Standex International Corp.                                                         84,100           2,250,516
         Starrett (L.S.) Co. Class A                                                         35,900             612,813
    *    Sterling Construction Co., Inc.                                                      6,600              48,708
         Stewart & Stevenson Services, Inc.                                                 195,711           4,675,536
    *    Stonepath Group, Inc.                                                              214,900             150,430
    *    Strategic Distribution, Inc.                                                        27,770             286,031
         Sun Hydraulics, Inc.                                                                12,600             465,192
         Supreme Industries, Inc.                                                            92,283             604,454
         Sypris Solutions, Inc.                                                             122,835           1,294,681
    *    SYS                                                                                    500               1,420
         TB Wood's Corp.                                                                     26,200             151,436
    *    Team, Inc.                                                                          55,200           1,048,800
    *    TeamStaff, Inc.                                                                     16,600              27,224
         Tech/Ops Sevcon, Inc.                                                               60,800             361,760
         Technology Research Corp.                                                           44,600             223,446
         Tecumseh Products Co. Class A                                                       15,842             433,120

    *    TeleTech Holdings, Inc.                                                            259,346           2,118,857
         Tennant Co.                                                                         62,100           2,316,330
    *    Tetra Tech, Inc.                                                                    38,092             459,009
         The Alpine Group, Inc.                                                              87,800             136,090
    *    The Geo Group, Inc.                                                                 92,800           2,252,256
    *    The Lamson & Sessions Co.                                                          144,400           1,572,516
    *    Thomas Group, Inc.                                                                  35,100              70,551
         Thomas Industries, Inc.                                                            114,200           4,553,154
         Titan International, Inc.                                                           53,350             787,980
         Todd Shipyards Corp.                                                                44,600             858,550
    *    Trailer Bridge, Inc.                                                                42,500             331,500
    *    Transport Corp. of America                                                          15,900              99,375
    *    Transtechnology Corp.                                                               94,300             704,893
    *    TRC Companies, Inc.                                                                 95,750           1,091,550
         Tredegar Industries, Inc.                                                          265,850           4,054,213
    *    Trex Co., Inc.                                                                     102,500           3,951,375
    *    Triumph Group, Inc.                                                                108,800           3,860,224
    *    TRM Corp.                                                                           59,300             962,439
    *    Tufco Technologies, Inc.                                                             1,300               8,047
  * #    TurboChef Technologies, Inc.                                                       187,966           2,086,423
         Twin Disc, Inc.                                                                     41,100             893,925
  * #    U.S. Home Systems, Inc.                                                              6,590              31,942
    *    U.S. Xpress Enterprises, Inc. Class A                                              100,900           1,231,989
    *    Ultralife Batteries, Inc.                                                          101,400           1,654,848
         United Industrial Corp.                                                            124,900           4,327,785
         Universal Forest Products, Inc.                                                    108,940           4,335,812
    *    UQM Technologies, Inc.                                                             172,400             517,200
  * #    US Airways Group, Inc. Class A                                                      56,221              51,161
    *    USA Truck, Inc.                                                                     53,200           1,077,300
  * #    Valence Technology, Inc.                                                            67,400             199,504
         Valley National Gases, Inc.                                                         10,200             139,740
         Valmont Industries, Inc.                                                           163,920           3,925,884
    *    Valpey Fisher Corp.                                                                 35,700             112,812
    *    Versar, Inc.                                                                        54,200             168,020
         Viad Corp.                                                                         152,200           4,231,160
         Vicor Corp.                                                                        205,168           2,728,734
    *    VL Dissolution Corp.                                                                12,426                   0
    *    Volt Information Sciences, Inc.                                                    127,204           2,499,559
         Wabash National Corp.                                                              107,640           2,681,312
         Waste Industries USA, Inc.                                                          67,900             979,797
    *    Water Pik Technologies, Inc.                                                        37,800             702,324
         Waters Instruments, Inc.                                                               750               6,113
    *    Westaff, Inc.                                                                      142,650             494,996
    *    Western Power & Equipment Corp.                                                     18,448              23,982
    *    Willis Lease Finance Corp.                                                          67,300             548,495
    *    Wolverine Tube, Inc.                                                               101,400             731,094
    *    Xanser Corp.                                                                       303,000             669,630
                                                                                                       ----------------
Total Industrials
(Cost $374,630,432)                                                                                         535,338,292
                                                                                                       ----------------

Financials -- (11.4%)
         1st Independence Financial Group, Inc.                                               3,700              70,300
         1st Source Corp.                                                                   140,940           3,069,673
    #    21st Century Holding Co.                                                             1,050              13,650
    *    A. B. Watley Group, Inc.                                                             9,900                 594

         ABC Bancorp                                                                         79,304           1,407,646
         Abigail Adams National Bancorp                                                       1,512              23,754
  * #    Acacia Research-Acacia Technologies                                                 82,983             465,535
    *    ACE Cash Express, Inc.                                                             105,275           2,296,048
         Advanta Corp. Class A                                                               66,283           1,519,869
         Advanta Corp. Class B Non-Voting                                                   126,093           3,110,714
    *    Aether Systems, Inc.                                                               303,188             948,978
  * #    Aixtron AG                                                                         109,752             355,596
         Amcore Financial, Inc.                                                              73,360           2,043,810
    *    AMEN Properties, Inc.                                                               12,375              62,989
  * #    American Business Financial Services, Inc.                                          35,450               2,216
    *    American Independence Corp.                                                         14,733             195,212
    *    American Physicians Capital, Inc.                                                   59,465           2,060,462
         American Physicians Services Group, Inc.                                            36,700             455,080
    *    American West Bancorporation                                                        14,733             291,271
         Americana Bancorp                                                                   20,350             291,208
    *    AmeriServe Financial, Inc.                                                         176,775             965,191
         Anchor Bancorp Wisconsin, Inc.                                                     156,918           4,334,075
    *    Argonaut Group, Inc.                                                               192,425           4,029,379
         Arrow Financial Corp.                                                               87,047           2,350,269
         ASB Financial Corp.                                                                  4,500             100,687
         ASTA Funding, Inc.                                                                  34,378             959,834
    *    Atlantic American Corp.                                                            157,725             476,329
         Baldwin & Lyons, Inc. Class B                                                       23,100             593,670
    *    Bancinsurance Corp.                                                                 39,480             205,296
    *    Bancshares of Florida, Inc.                                                            207               3,312
         Bank of Granite Corp.                                                               31,200             566,592
         Bank of The Ozarks, Inc.                                                           114,665           3,625,707
         Banner Corp.                                                                       116,190           3,091,816
         Bay View Capital Corp.                                                              46,210             732,428
         Berkshire Hills Bancorp, Inc.                                                        1,500              47,775
         Beverly Hills Bancorp, Inc.                                                         46,202             482,811
    *    BFC Financial Corp.                                                                 11,500             103,960
    *    BNS Holding, Inc. Class A                                                           26,480             182,712
         Boston Private Financial Holdings, Inc.                                            193,061           4,726,133
         Bristol West Holdings, Inc.                                                          7,000             121,100
    *    Brooke Corp.                                                                         3,100              46,593
         Bryn Mawr Bank Corp.                                                                 5,600             109,144
         C&F Financial Corp.                                                                    100               4,000
         California First National Bancorp                                                   79,100             917,560
         Camco Financial Corp.                                                               17,471             252,107
         Capital Corp. of the West                                                           22,559             547,056
    *    Capital Crossing Bank                                                               86,700           2,816,016
         Capitol Bancorp, Ltd.                                                               40,500           1,253,475
    *    Cardinal Financial Corp.                                                            99,236             903,048
         Cash America International, Inc.                                                   202,440           3,481,968
    #    Cavalry Bancorp, Inc.                                                                  300               6,600
         Center Bancorp, Inc.                                                                 5,512              65,654
         Center Financial Corp.                                                              45,564             973,703
         Central Bancorp, Inc.                                                               10,000             258,700
    *    Centrue Financial Corp                                                               3,000              82,050
         Century Bancorp, Inc. Class A                                                        7,600             199,728
    *    Ceres Group, Inc.                                                                  235,178           1,347,570
         CFS Bancorp, Inc.                                                                   67,181             880,743
         Chester Valley Bancorp, Inc.                                                         7,911             196,153

    *    Citizens First Bancorp, Inc.                                                         8,093             170,034
         Citizens South Banking Corp.                                                        41,974             530,132
  * #    Citizens, Inc.                                                                     262,077           1,517,426
         City Holding Co.                                                                   115,728           3,909,292
         Clark, Inc.                                                                        128,300           1,860,350
    *    CNA Surety Corp.                                                                   102,280           1,413,510
         CoBiz, Inc.                                                                         29,475             529,960
         Columbia Bancorp                                                                     1,700              58,803
         Columbia Banking System, Inc.                                                      135,528           3,333,989
         Commercial Bancshares, Inc.                                                         33,803           1,317,979
         Commercial National Financial Corp.                                                  1,600              34,000
         Community Bank System, Inc.                                                        115,100           2,681,830
         Community Banks, Inc.                                                                  714              17,679
         Community Bankshares, Inc.                                                           2,730              47,092
         Community Trust Bancorp, Inc.                                                       59,037           1,748,086
         Community West Bancshares                                                           23,200             282,576
         Consolidated-Tokoma Land Co.                                                        28,400           2,179,700
    *    Consumer Portfolio Services, Inc.                                                    5,000              22,000
         Cooperative Bankshares, Inc.                                                         8,250             153,450
         Crawford & Co. Class A                                                              94,400             675,904
         Crawford & Co. Class B                                                             132,500             956,650
    *    Credit Acceptance Corp.                                                             82,695           1,166,826
  * #    Danielson Holding Corp.                                                             69,767           1,133,726
         Delta Financial Corp.                                                              139,700           1,264,285
         Dime Community Bancshares                                                          258,780           3,907,578
         Donegal Group, Inc. Class A                                                         61,506           1,135,401
         Donegal Group, Inc. Class B                                                         25,520             420,314
         EFC Bancorp, Inc.                                                                   15,800             426,600
    *    E-Loan, Inc.                                                                       450,899           1,285,062
         EMC Insurance Group, Inc.                                                           85,100           1,518,184
    *    Encore Capital Group, Inc.                                                         155,681           2,391,260
    *    Epoch Holding Corp.                                                                 75,975             341,887
         ESB Financial Corp.                                                                 94,531           1,259,162
    *    eSpeed, Inc.                                                                       224,152           1,920,983
    *    EZCORP, Inc. Class A Non-Voting                                                     91,900             873,969
         Federal Agriculture Mortgage Corporation                                            70,900           1,310,232
         Fidelity Bancorp, Inc.                                                                 645              13,553
         Fidelity Bankshares, Inc.                                                          172,192           4,261,752
         Fidelity Southern Corp.                                                             82,500           1,338,150
         Financial Federal Corp.                                                            120,000           4,476,000
    *    Financial Industries Corp.                                                           9,148              78,215
    *    Firebrand Financial Group, Inc.                                                     75,400               5,278
    *    First Acceptance Corp.                                                             192,600           1,723,770
         First Albany Companies, Inc.                                                        35,519             204,234
         First Bancorp                                                                       51,021           1,066,339
    *    First Bank of Delaware                                                              50,014             165,046
    *    First Cash Financial Services, Inc.                                                120,900           2,103,660
         First Charter Corp.                                                                186,018           4,101,697
         First Community Bancorp                                                            107,404           4,745,109
         First Community Bancshares, Inc.                                                    77,695           2,337,066
         First Defiance Financial Corp.                                                      68,292           1,826,128
         First Federal Bancshares of Arkansas, Inc.                                          46,800           1,146,132
         First Financial Holdings, Inc.                                                     122,500           3,483,900
         First Franklin Corp.                                                                   600               9,456
         First Indiana Corp.                                                                123,300           3,322,935

    *    First Investors Financial Services Group, Inc.                                      43,200             206,280
         First Keystone Financial, Inc.                                                      16,500             285,615
         First M&F Corp.                                                                      3,000              99,945
    *    First Mariner Bancorp                                                               16,400             273,388
         First Merchants Corp.                                                              126,186           3,138,246
         First Mutual Bancshares, Inc.                                                       29,471             727,934
         First Oak Brook Bancshares, Inc.                                                    30,000             827,700
         First PacTrust Bancorp, Inc.                                                        13,213             326,890
         First Place Financial Corp.                                                        103,530           2,038,506
         First Republic Bank                                                                 90,750           2,911,260
         First State Bancorporation                                                         105,526           1,948,010
         First United Corp.                                                                  17,500             354,200
         Firstbank Corp.                                                                      6,945             177,117
         FirstBank NW Corp.                                                                  16,097             420,937
    *    FirstCity Financial Corp.                                                           77,595           1,008,735
    #    Flag Financial Corp.                                                                35,200             524,480
         Flushing Financial Corp.                                                           175,312           2,961,020
         FMS Financial Corp.                                                                  8,400             147,294
         FNB Corp.                                                                           10,700             197,950
         FNB Financial Services Corp.                                                         8,500             180,115
         Foothill Independent Bancorp                                                        53,767           1,106,535
    *    FPIC Insurance Group, Inc.                                                          68,914           2,050,881
    *    Franklin Bank Corp.                                                                 95,637           1,635,393
         Gateway Financial Holdings, Inc.                                                    50,789             914,712
         GB & T Bancshares, Inc.                                                              1,750              37,730
         Glacier Bancorp, Inc.                                                              200,091           4,672,131
         Gold Banc Corp.                                                                    202,734           2,815,975
         Great Southern Bancorp, Inc.                                                        79,400           2,478,074
         Greater Communications Bancorp                                                       2,998              47,968
         Greene County Bancshares, Inc.                                                       3,900             112,125
    *    Grubb & Ellis Co.                                                                  177,552           1,065,312
         GS Financial Corp.                                                                   6,400             114,592
         Guaranty Bancshares, Inc.                                                            1,600              32,656
         Guaranty Federal Bancshares, Inc.                                                   17,100             397,575
         Harleysville Group, Inc.                                                           192,675           3,913,229
         Harleysville National Corp.                                                        178,305           4,113,496
         Heartland Financial USA, Inc.                                                        8,092             160,060
         Heritage Commerce Corp.                                                              8,600             159,272
         Heritage Financial Corp.                                                            83,700           1,820,475
         HF Financial Corp.                                                                  29,920             680,680
         Hingham Institution for Savings                                                      5,350             225,904
         HMN Financial, Inc.                                                                 33,000             994,455
         Home Federal Bancorp                                                                37,400             912,560
         HopFed Bancorp, Inc.                                                                 4,500              72,090
         Horace Mann Educators Corp.                                                         23,400             425,880
         Horizon Financial Corp.                                                             84,960           1,707,696
         IBERIABANK Corp.                                                                    55,800           3,283,272
         ILX Resorts, Inc.                                                                   15,900             155,979
         Independence Holding Co.                                                            30,924             545,809
         Independent Bank Corp. MA                                                          129,900           3,628,107
         Independent Bank Corp. MI                                                          194,831           5,482,544
         Infinity Property & Casualty Corp.                                                 140,871           4,507,872
         Integra Bank Corp.                                                                 119,776           2,645,852
         Interchange Financial Services Corp.                                               111,397           2,022,970
    *    Investment Technology Group, Inc.                                                  247,300           4,881,702

         Investors Title Co.                                                                 19,800             697,356
         Irwin Financial Corp.                                                              109,800           2,304,702
    *    ITLA Capital Corp.                                                                  51,800           2,580,676
    *    Kennedy-Wilson, Inc.                                                                76,600             790,512
         Kent Financial Services, Inc.                                                       50,712             116,638
    *    KNBT Bancorp, Inc.                                                                   5,306              79,121
    *    LaBranche & Co., Inc.                                                              166,500             920,745
    *    Ladenburg Thalmann Financial Services, Inc.                                         67,599              41,235
         Lakeland Bancorp, Inc.                                                              11,250             171,225
         Leesport Financial Corp.                                                               551              13,659
         LNB Bancorp, Inc.                                                                    1,000              16,690
         LSB Bancshares, Inc.                                                                35,571             626,050
         LSB Corp.                                                                           16,200             260,010
         Main Street Banks, Inc.                                                            146,925           3,874,412
    *    Marlin Business Services, Inc.                                                       4,047              82,073
         MASSBANK Corp.                                                                      31,399           1,119,374
    *    Matrix Bancorp, Inc.                                                                29,500             377,600
         Mayflower Co-Operative Bank Middleboro                                                 450               6,325
    *    Mays (J.W.), Inc.                                                                    2,700              43,308
         MBT Financial Corp.                                                                120,692           2,307,631
         MCG Capital Corp.                                                                   11,000             176,000
    *    Meadowbrook Insurance Group, Inc.                                                  197,500           1,017,125
         Medallion Finanacial Corp.                                                         118,600           1,098,236
         Mercantile Bank Corp.                                                                2,625             107,231
    *    Mercer Insurance Group, Inc.                                                         4,800              61,680
         Merchants Bancshares, Inc.                                                          47,100           1,247,208
         Merchants Group, Inc.                                                               15,700             394,070
         Meta Financial Group, Inc.                                                          16,500             348,150
    *    Metris Companies, Inc.                                                             388,394           5,041,354
         MetroCorp. Bancshares, Inc.                                                         23,000             478,400
         MFB Corp.                                                                            8,500             223,295
         MicroFinancial, Inc.                                                                30,300             117,867
         Midland Co.                                                                         88,200           2,817,990
         Mid-State Bancshares                                                               158,623           4,246,338
         Midwest Banc Holdings, Inc.                                                        123,661           2,473,220
         MutualFirst Financial, Inc.                                                          2,900              63,684
         Nara Bancorp, Inc.                                                                 158,679           2,204,051
         National Security Group, Inc.                                                       12,600             264,726
    *    National Western Life Insurance Co. Class A                                          2,600             476,775
    *    Navigators Group, Inc.                                                              86,617           2,879,149
         NBT Bancorp, Inc.                                                                  120,675           2,859,997
         NetBank, Inc.                                                                      112,237             932,689
         New Hampshire Thrift Bancshares, Inc.                                                3,200              51,680
         NewMil Bancorp, Inc.                                                                44,100           1,345,050
    *    Newtek Business Services, Inc.                                                     235,527             610,015
         North Central Bancshares, Inc.                                                      17,500             677,950
         Northeast Bancorp                                                                   12,600             276,192
         Northrim BanCorp, Inc.                                                              34,939             799,062
         NYMAGIC, Inc.                                                                       71,100           1,453,995
         Oak Hill Financial, Inc.                                                            12,200             316,346
         OceanFirst Financial Corp.                                                          88,560           1,904,040
    *    Ocwen Financial Corp.                                                              427,203           3,088,678
    *    Pacific Mercantile Bancorp                                                           7,700             108,693
    *    Pacific Premier Bancorp, Inc.                                                       21,717             227,420
         Pamrapo Bancorp, Inc.                                                               36,400             797,160

         Park Bancorp, Inc.                                                                     800              24,104
         Parkvale Financial Corp.                                                            50,395           1,400,981
         Partners Trust Financial Group, Inc.                                                88,538             913,712
         PAULA Financial                                                                     49,300              86,768
    *    Penn Treaty American Corp.                                                         140,600             313,538
         Pennfed Financial Services, Inc.                                                   120,200           1,745,304
         Penns Woods Bancorp, Inc.                                                              110               5,342
         Peoples Bancorp, Inc.                                                                  400               7,879
         Peoples Bancorp, Inc.                                                                2,310              65,142
         PFF Bancorp, Inc.                                                                  153,700           4,463,448
         Pinnacle Bancshares, Inc.                                                              700               9,877
    *    Pinnacle Financial Partners, Inc.                                                   56,996           1,273,291
    *    Piper Jaffray Companies, Inc.                                                       16,100             455,147
    *    PMA Capital Corp. Class A                                                          218,589           1,624,116
         Pocahontas Bancorp, Inc.                                                            51,900             726,600
    *    Premier Financial Bancorp                                                            6,600              71,775
         Presidential Life Corp.                                                            202,574           3,068,996
         ProCentury Corp.                                                                     1,881              19,186
         Prosperity Bancshares, Inc.                                                        152,150           4,126,308
         Provident Bancorp, Inc.                                                            234,314           2,743,817
         Provident Financial Holdings, Inc.                                                  72,400           2,014,168
         Pulaski Financial Corp.                                                             30,400             677,616
         Rainier Pacific Financial Group, Inc.                                                4,471              76,409
         Renasant Corp.                                                                       2,212              67,289
         Republic Bancorp, Inc. Class A                                                      39,249             895,662
    *    Republic First Bancorp, Inc.                                                        56,015             746,129
    *    Rewards Network, Inc.                                                              175,250             895,527
         Riverview Bancorp, Inc.                                                             34,400             739,600
         Royal Bancshares of Pennsylvania, Inc. Class A                                      16,079             379,464
    *    RTW, Inc.                                                                           43,450             421,465
         Sanders Morris Harris Group, Inc.                                                  160,686           2,627,216
         Sandy Spring Bancorp, Inc.                                                          99,923           3,317,444
    *    SCPIE Holdings, Inc.                                                                19,000             213,180
         Seacoast Banking Corp. of Florida                                                  106,249           2,153,667
    *    Siebert Financial Corp.                                                             42,300             124,785
         Sierra Bancorp                                                                       3,900              88,858
         Simmons First National Corp. Class A                                                98,395           2,414,613
         Sound Federal Bancorp, Inc.                                                         83,921           1,336,022
         Southside Banchares, Inc.                                                              117               2,298
         Southwest Bancorp, Inc.                                                             83,210           1,506,101
    *    Standard Management Corp.                                                           69,015             124,227
         State Financial Services Corp. Class A                                              77,532           3,078,020
         Sterling Bancorp                                                                   299,170           6,327,445
         Sterling Bancshares, Inc.                                                          310,563           4,223,657
         Sterling Financial Corp.                                                             2,031              52,298
         Stewart Information Services Corp.                                                 116,100           4,556,925
    *    Stifel Financial Corp.                                                              67,892           1,433,879
    *    Stratus Properties, Inc.                                                            53,750             896,550
         Suffolk Bancorp                                                                     68,400           2,143,656
         Summit Bancshares, Inc.                                                             65,800           1,160,712
         Summit Bank Corp.                                                                    8,400             117,684
    *    Sun Bancorp, Inc.                                                                  165,851           3,439,750
    *    Superior Essex, Inc.                                                                72,375           1,213,729
         SWS Group, Inc.                                                                     70,349           1,115,032
         Teche Holding Co.                                                                    2,700              97,605

         Texas United Bancshares, Inc.                                                          481               8,365
         TF Financial Corp.                                                                  13,900             403,100
    *    Thackeray Corp.                                                                     69,700                   0
    *    Thackeray Corp. Escrow Shares                                                       69,700              13,940
    *    The Banc Corp.                                                                      91,694             962,787
         The Colonial BancGroup, Inc.                                                        47,600           1,061,004
    *    The Washtenaw Group, Inc.                                                            2,000               2,500
         TierOne Corp.                                                                      126,198           3,044,527
         Timberland Bancorp, Inc.                                                            36,300             835,263
         Tompkins County Trustco, Inc.                                                          520              21,476
    *    Tradestation Group, Inc.                                                           326,300           2,404,831
    *    Trammell Crow Co.                                                                  261,500           5,896,825
         Trico Bancshares                                                                    79,100           1,613,640
    *    Unico American Corp.                                                               114,100           1,044,015
         Union Bankshares Corp.                                                               2,557              92,717
         Union Community Bancorp                                                              3,000              49,440
    *    United America Idemnity, Ltd.                                                       79,809           1,360,743
    *    United Capital Corp.                                                                90,008           2,146,691
         United Community Financial Corp.                                                   198,071           2,081,726
         United Financial Corp.                                                               2,640              64,614
    *    United Financial Mortgage Corp.                                                     19,300              83,569
         United Fire & Casualty Co.                                                          22,600             889,762
    *    United PanAm Financial Corp.                                                           600              14,292
    #    United Security Bancshares                                                           6,500             167,674
         Unity Bancorp, Inc.                                                                 15,986             195,828
    *    Universal American Financial Corp.                                                  49,733             941,943
         Unizan Financial Corp.                                                             100,034           2,549,867
         USB Holding Co., Inc.                                                                1,697              35,876
         Vesta Insurance Group, Inc.                                                        245,300             618,156
    *    Virginia Commerce Bancorp, Inc.                                                        312               6,970
         Wainwright Bank & Trust Co.                                                            306               3,419
         Washington Banking Co.                                                              18,721             267,710
         Washington Savings Bank, FSB                                                        43,368             375,567
         Washington Trust Bancorp, Inc.                                                      89,623           2,526,472
         Wesbanco, Inc.                                                                     154,969           4,582,433
         West Bancorporation                                                                 57,549           1,024,948
         West Coast Bancorp                                                                 104,787           2,280,165
         Westbank Corp.                                                                      10,363             174,513
    *    Western Sierra Bancorp                                                               1,732              59,079
         Westwood Holdings Group, Inc.                                                        6,037             101,965
         Willow Grove Bancorp, Inc.                                                          66,612           1,015,567
    *    Wilshire Enterprises, Inc.                                                         130,375             977,812
    *    World Acceptance Corp.                                                             177,000           4,610,850
         WSFS Financial Corp.                                                                12,200             679,296
         Yardville National Bancorp                                                          75,767           2,569,259
         Ziegler Companies, Inc.                                                              4,200              82,950
                                                                                                       ----------------
Total Financials
(Cost $273,895,890)                                                                                         400,890,082
                                                                                                       ----------------

Energy -- (4.4%)
    *    Abraxas Petroleum Corp.                                                             35,600              97,544
         Adams Resources & Energy, Inc.                                                      68,250           1,150,012
  * #    Allis-Chalmers Energy, Inc.                                                          1,300               6,565
  * #    Atlas America, Inc.                                                                  4,804             150,173
  * #    ATP Oil & Gas Corp.                                                                206,905           4,363,626

         Barnwell Industries, Inc.                                                           20,200           1,237,250
    *    Bolt Technology Corp.                                                               44,700             261,495
  * #    BPZ Energy, Inc.                                                                     2,616              12,034
    *    Brigham Exploration Co.                                                            292,171           2,471,767
    *    Callon Petroleum Co.                                                               123,000           1,740,450
    *    Carrizo Oil & Gas, Inc.                                                            116,331           1,754,271
         Castle Energy Corp.                                                                 56,600             735,800
    *    Clayton Williams Energy, Inc.                                                       75,458           2,061,513
    *    Comstock Resources, Inc.                                                           117,000           2,669,940
    *    Contango Oil & Gas Co.                                                              10,900              86,546
    *    Dawson Geophysical Co.                                                              41,200             856,960
    *    Delta Petroleum Corp.                                                              285,858           3,264,498
    *    Dril-Quip, Inc.                                                                    122,200           3,342,170
    *    Edge Petroleum Corp.                                                               118,012           1,608,504
    *    Endeavour International Corp.                                                      591,960           1,947,548
    *    Energy Partners, Ltd.                                                              212,700           4,860,195
  * #    FX Energy, Inc.                                                                    120,900           1,126,788
    *    Gasco Energy, Inc.                                                                  28,200              89,112
    *    Giant Industries, Inc.                                                              92,000           2,650,520
    *    Goodrich Petroleum Corp.                                                           145,200           2,571,492
    *    GSV, Inc.                                                                            5,340               1,388
         Gulf Island Fabrication, Inc.                                                       88,600           1,780,860
    *    Gulfmark Offshore, Inc.                                                            138,700           3,475,822
    *    Harvest Natural Resources, Inc.                                                    487,800           5,287,752
  * #    Horizon Offshore, Inc.                                                             160,309              50,497
  * #    Infinity, Inc.                                                                      89,047             734,638
    *    Input/Output, Inc.                                                                 542,800           3,218,804
    *    KCS Energy, Inc.                                                                   318,200           4,470,710
  * #    KFX, Inc.                                                                          407,000           5,360,190
         Lufkin Industries, Inc.                                                             92,200           2,658,126
    *    Magnum Hunter Resources, Inc.                                                       42,340             654,576
         Maritrans, Inc.                                                                     47,700           1,139,553
         MarkWest Hydrocarbon, Inc.                                                          73,931           1,614,653
  * #    Matrix Service Co.                                                                 150,600             621,978
  * #    McMoran Exploration Co.                                                            168,300           3,115,233
    *    Meridian Resource Corp.                                                            541,572           2,453,321
    *    Mission Resources Corp.                                                            278,582           1,969,575
    *    Mitcham Industries, Inc.                                                            90,200             633,204
    *    NATCO Group, Inc. Class A                                                          163,600           1,760,336
    *    Natural Gas Services Group                                                           6,000              61,740
    *    Newpark Resources, Inc.                                                            574,300           3,503,230
    *    NS Group, Inc.                                                                     170,000           4,899,400
    *    Offshore Logistics, Inc.                                                           156,241           4,893,468
  * #    OMNI Energy Services Corp.                                                          73,530             119,854
    *    Parallel Petroleum Corp.                                                           215,200           1,465,512
    *    Parker Drilling Co.                                                                648,700           3,697,590
         Penn Virginia Corp.                                                                116,800           4,820,336
  * #    Petrohawk Energy Corp.                                                              34,056             297,649
    *    Petroleum Development Corp.                                                        139,678           3,649,786
    *    Pioneer Drilling Co.                                                                 3,700              51,763
    *    Remington Oil & Gas Corp.                                                          192,960           5,981,760
    *    Rentech, Inc.                                                                       48,300              71,484
         Resource America, Inc.                                                             168,780           5,735,144
    *    Royale Energy, Inc.                                                                 40,402             220,595
         RPC, Inc.                                                                          154,550           2,282,703

    *    Seabulk International, Inc.                                                        182,900           3,586,669
    *    Syntroleum Corp.                                                                   373,698           3,239,962
    *    T-3 Energy Services, Inc.                                                            9,270              65,817
    *    Tel Offshore Trust                                                                     615               4,471
  * #    Teton Petroleum Co.                                                                 61,000             213,500
    *    TETRA Technologies, Inc.                                                           193,200           5,332,320
    *    Tipperary Corp.                                                                     76,000             354,920
  * #    Torch Offshore, Inc.                                                                64,000               7,840
    *    Toreador Resources Corp.                                                            41,700             895,716
    *    TransMontaigne, Inc.                                                               283,660           2,348,705
  * #    Tri-Valley Corp.                                                                   153,500           1,832,790
  * #    U.S. Energy Corp. Wyoming                                                           71,870             288,917
    *    Veritas DGC, Inc.                                                                  124,800           3,369,600
    *    Westmoreland Coal Co.                                                               56,900           1,222,212
    *    W-H Energy Services, Inc.                                                          190,800           4,134,636
         World Fuel Services Corp.                                                          184,600           4,864,210
                                                                                                       ----------------
Total Energy
(Cost $85,044,991)                                                                                          155,632,288
                                                                                                       ----------------

Consumer Staples -- (3.8%)
    *    Advanced Nutraceuticals, Inc.                                                          475               2,019
    *    Alico, Inc.                                                                         53,400           2,750,100
         Alliance One International, Inc.                                                   626,824           4,017,942
    #    American Italian Pasta Co.                                                         126,800           2,917,668
    *    Atlantic Premium Brands, Ltd.                                                       27,000              31,050
    *    Boston Beer Co., Inc. Class A                                                      131,700           2,780,187
    *    Bridgford Foods Corp.                                                               91,467             709,784
    *    Cagle's, Inc. Class A                                                               94,800             910,080
         Calavo Growers, Inc.                                                                34,730             360,949
         Cal-Maine Foods, Inc.                                                              164,000           1,064,360
    *    Carrington Laboratories, Inc.                                                       73,900             274,908
         CCA Industries, Inc.                                                                44,530             447,526
    *    Central European Distribution Corp.                                                114,906           3,832,115
    *    Central Garden & Pet Co.                                                            46,422           2,058,816
    *    Chattem, Inc.                                                                      175,200           7,516,080
    *    Cruzan International, Inc.                                                          48,800             680,760
    *    Darling International, Inc.                                                        506,900           1,885,668
    *    Elizabeth Arden, Inc.                                                              197,162           4,144,345
    *    Female Health Co.                                                                   44,000              79,200
    *    Foodarama Supermarkets, Inc.                                                        20,700             641,700
    *    Fresh Brands, Inc.                                                                  59,300             399,682
    *    Galaxy Nutritional Foods, Inc.                                                      37,700              75,400
    *    Gardenburger, Inc.                                                                  33,700               2,696
    *    Genesee Corp. Class B                                                                  800               1,660
    *    Glacier Water Services, Inc.                                                        24,500             546,350
         Golden Enterprises, Inc.                                                            61,900             229,030
  * #    Great Atlantic & Pacific Tea Co., Inc.                                             226,100           5,636,673
    *    Green Mountain Coffee, Inc.                                                         59,700           1,986,219
    *    Griffin Land & Nurseries, Inc. Class A                                              23,400             561,600
    *    Hain Celestial Group, Inc.                                                         164,053           2,952,954
    *    Hines Horticulture, Inc.                                                           195,700             694,735
         Imperial Sugar Co. (NEW)                                                            69,917           1,076,722
         Ingles Market, Inc. Class A                                                         74,283             938,937
  * #    Integrated Biopharma, Inc.                                                          78,975             351,439
    #    Inter Parfums, Inc.                                                                168,600           2,992,650

    *    Interstate Bakeries Corp.                                                          238,400           1,559,136
         J & J Snack Foods Corp.                                                             83,200           4,106,752
    *    Katy Industries, Inc.                                                               76,100             265,589
         Lance, Inc.                                                                        240,521           4,252,411
    *    M&F Worldwide Corp.                                                                168,000           2,148,720
    #    Mannatech, Inc.                                                                      5,200              83,772
         Marsh Supermarkets, Inc. Class A                                                    17,700             199,125
         Marsh Supermarkets, Inc. Class B                                                    29,800             376,970
    *    Maui Land & Pineapple Co., Inc.                                                     35,500           1,466,505
  * #    Medifast, Inc.                                                                      75,100             230,557
         MGP Ingredients, Inc.                                                              151,200           1,264,032
    *    Monterey Pasta Co.                                                                 135,300             408,606
         Nash Finch Co.                                                                      91,400           3,252,012
    *    National Beverage Corp.                                                            213,800           1,753,160
    *    Natrol, Inc.                                                                        99,700             279,160
    *    Natural Alternatives International, Inc.                                            48,800             368,928
         Nature's Sunshine Products, Inc.                                                   153,100           2,521,557
         Northland Cranberries, Inc.                                                            400                 136
         Oil-Dri Corp. of America                                                            56,300             962,730
    *    Omega Protein Corp.                                                                175,600           1,246,760
  * #    Parlux Fragrances, Inc.                                                             90,500           2,260,690
    *    Pathmark Stores, Inc.                                                              207,500           1,857,125
    *    Peet's Coffee & Tea, Inc.                                                           92,271           2,619,574
    *    Pizza Inn, Inc.                                                                     39,700             105,205
    *    Playtex Products, Inc.                                                             422,400           4,553,472
    *    PriceSmart, Inc.                                                                    98,900             692,300
         Pyramid Breweries, Inc.                                                             36,800              69,523
  * #    Redhook Ale Brewery, Inc.                                                           62,900             191,845
         Reliv International, Inc.                                                          114,430           1,201,515
    *    Revlon, Inc.                                                                        18,104              53,769
         Rocky Mountain Chocolate Factory, Inc.                                              57,110           1,345,512
    *    San Filippo (John B.) & Son, Inc.                                                   57,900           1,224,585
         Sanderson Farms, Inc.                                                              141,709           5,370,771
    *    Scheid Vineyards, Inc.                                                              14,500              84,100
         Scope Industries                                                                    16,650           1,163,835
    *    Seneca Foods Corp. Class A                                                             200               3,240
    *    Seneca Foods Corp. Class B                                                           6,800             112,370
    *    Smart & Final Food, Inc.                                                           207,700           2,253,545
    *    Spartan Stores, Inc.                                                               141,449           1,824,692
  * #    Star Scientific, Inc.                                                              543,917           3,154,719
         Stephan Co.                                                                         33,500             149,075
         Tasty Baking Co.                                                                    80,500             644,000
         The Topps Co., Inc.                                                                274,208           2,555,619
    *    Tofutti Brands, Inc.                                                                 4,000              12,600
         United-Guardian, Inc.                                                               36,820             279,096
  * #    USANA Health Services, Inc.                                                        117,736           5,168,610
    #    Vector Group, Ltd.                                                                 284,463           4,878,540
    *    Vermont Pure Holdings, Ltd.                                                         20,600              37,492
         WD-40 Co.                                                                          112,746           3,267,379
    *    Weider Nutrition International, Inc.                                                70,700             288,456
    *    Wild Oats Markets, Inc.                                                            197,095           2,215,348
  * #    Winn-Dixie Stores, Inc.                                                            624,600             655,830
                                                                                                       ----------------
Total Consumer Staples
(Cost $84,029,995)                                                                                          132,593,054
                                                                                                       ----------------

Materials -- (3.5%)
    *    AEP Industries, Inc.                                                                60,750           1,046,723
    *    AK Steel Holding Corp.                                                              82,200             628,830
    *    Aleris International, Inc.                                                         251,078           5,980,678
         AMCOL International Corp.                                                          206,800           4,011,920
    *    American Pacific Corp.                                                              66,400             537,840
         American Vanguard Corp.                                                             22,296             399,098
         Arch Chemicals, Inc.                                                               165,149           3,892,562
         Atlantis Plastics, Inc.                                                             34,800             216,108
    *    Badger Paper Mills, Inc.                                                               200                 668
         Bairnco Corp.                                                                      105,300           1,176,201
         Balchem Corp.                                                                       36,150           1,001,355
    *    Brush Engineered Materials, Inc.                                                   137,400           1,948,332
    *    Buckeye Technologies, Inc.                                                         258,490           2,137,712
         Calgon Carbon Corp.                                                                275,100           2,451,141
         Cambrex Corp.                                                                      202,200           3,659,820
    *    Canyon Resources Corp.                                                             176,800             130,832
    *    Caraustar Industries, Inc.                                                         199,486           2,094,603
    *    Castle (A.M.) & Co.                                                                 74,225           1,038,408
         Chesapeake Corp.                                                                   136,822           2,855,475
    *    Coeur d'Alene Mines Corp.                                                          149,600             498,168
    *    Constar International, Inc.                                                         81,600             261,120
    *    Continental Materials Corp.                                                         14,900             464,731
  * #    Core Molding Technologies, Inc.                                                     39,597             372,212
         CPAC, Inc.                                                                          51,978             259,370
    *    Crown Resources Corp.                                                               13,540              19,633
         Deltic Timber Corp.                                                                 84,000           3,250,800
    *    Detrex Corp.                                                                        10,200              47,685
    *    Devcon International Corp.                                                          29,000             340,750
    *    Environmental Technologies Corp.                                                    39,700                  18
         Flamemaster Corp.                                                                      189                 803
         Friedman Industries, Inc.                                                          152,403           1,171,979
         Gibraltar Industries, Inc.                                                          69,280           1,355,117
         Glatfelter (P.H.) Co.                                                              302,900           3,392,480
         Hawkins, Inc.                                                                       92,485           1,137,566
    *    Hecla Mining Co.                                                                   681,700           3,054,016
    *    ICO, Inc.                                                                          165,818             388,014
    *    Impreso, Inc.                                                                       31,500              33,705
    *    Keystone Consolidated Industries, Inc.                                              11,000               1,870
    *    Landec Corp.                                                                       165,747             992,825
    *    Lesco, Inc.                                                                         87,900           1,186,650
  * #    Liquidmetal Technologies, Inc.                                                     106,651             166,376
    *    Material Sciences Corp.                                                            131,800           1,607,960
    *    Maxxam, Inc.                                                                        20,500             476,625
         Metal Management, Inc.                                                             166,697           3,062,224
    *    Metals USA, Inc.                                                                   138,478           2,931,579
    *    Mines Management, Inc.                                                               8,400              47,964
    *    Mod-Pac Corp.                                                                       19,740             314,833
    *    Mod-Pac Corp. Class B                                                                6,877             101,780
         Myers Industries, Inc.                                                             237,047           2,643,074
  * #    Nanophase Technologies Corp.                                                       121,700             793,484
         Nevada Chemicals, Inc.                                                                 400               2,680
    *    NewMarket Corp.                                                                    115,700           1,572,363
         Niagara Corp.                                                                       75,500             645,525
         NN, Inc.                                                                           132,600           1,682,694

         Northern Technologies International Corp.                                           26,400             129,360
    *    Northwest Pipe Co.                                                                  47,500           1,052,600
  * #    Olympic Steel, Inc.                                                                 73,100           1,147,670
    *    OM Group, Inc.                                                                      20,900             526,680
    *    OMNOVA Solutions, Inc.                                                              93,800             380,828
    *    Oregon Steel Mills, Inc.                                                            77,000           1,359,820
         Packaging Dynamics Corp.                                                            32,980             465,018
         Penford Corp.                                                                       54,800             848,852
    *    PolyOne Corp.                                                                       74,900             503,328
         Pope & Talbot, Inc.                                                                123,700           1,364,411
         Quaker Chemical Corp.                                                               78,600           1,391,220
         Roanoke Electric Steel Corp.                                                        87,400           1,752,370
         Rock of Ages Corp.                                                                  32,900             199,703
         Rock-Tenn Co. Class A                                                              241,100           2,775,061
         Royal Gold, Inc.                                                                   163,200           2,864,160
    *    RTI International Metals, Inc.                                                     153,100           4,193,409
    #    Ryerson Tull, Inc.                                                                 170,100           2,588,922
         Schnitzer Steel Industries, Inc. Class A                                            23,911             552,822
         Schulman (A.), Inc.                                                                210,882           3,450,030
         Schweitzer-Maudoit International, Inc.                                             100,900           3,023,973
    *    Solitario Resources Corp.                                                            2,937               3,407
    *    Southwall Technologies, Inc.                                                        79,100             105,994
         Spartech Corp.                                                                     171,400           3,467,422
         Steel Technologies, Inc.                                                            88,800           1,776,000
         Stepan Co.                                                                          35,200             746,592
    *    Stillwater Mining Co.                                                                2,200              14,850
         Summa Industries, Inc.                                                              31,800             244,860
    *    Synalloy Corp.                                                                      87,058           1,005,520
    *    Terra Industries, Inc.                                                             626,100           3,975,735
  * #    Titanium Metals Corp.                                                              103,950           4,422,033
    *    U.S. Concrete, Inc.                                                                186,417           1,140,872
    *    UFP Technologies, Inc.                                                              11,800              36,580
    *    Universal Stainless & Alloy Products, Inc.                                          55,300             694,015
         Vulcan International Corp.                                                           8,251             405,124
         Wausau-Mosinee Paper Corp.                                                          32,400             405,000
    *    Webco Industries, Inc.                                                              37,500             215,625
         Wellman, Inc.                                                                      250,200           2,812,248
    *    Williams Industries, Inc.                                                            5,800              20,219
  * #    Zoltek Companies, Inc.                                                             130,900           1,303,764
                                                                                                       ----------------
Total Materials
(Cost $105,678,165)                                                                                         122,853,076
                                                                                                       ----------------

Utilities -- (1.5%)
         American States Water Co.                                                          115,200           3,223,296
    *    Aquila, Inc.                                                                       250,200             935,748
         Artesian Resources Corp. Class A                                                       800              25,816
    *    BayCorp Holdings, Ltd.                                                               4,189              58,018
         California Water Service Group                                                     126,747           4,573,032
         Cascade Natural Gas Corp.                                                           98,400           1,891,248
         Central Vermont Public Service Corp.                                               140,100           2,942,100
         CH Energy Group, Inc.                                                               42,700           1,930,040
         Chesapeake Utilities Corp.                                                          53,375           1,538,268
         Connecticut Water Services, Inc.                                                    93,287           2,334,041
         Delta Natural Gas Co., Inc.                                                         20,000             514,400
         Empire District Electric Co.                                                       180,200           4,140,996

    *    Energy West, Inc.                                                                   11,211              91,930
         EnergySouth, Inc.                                                                   76,425           2,057,361
    *    Environmental Power Corp.                                                           11,400              55,860
         Florida Public Utilities Co.                                                        22,800             403,560
         Green Mountain Power Corp.                                                          59,100           1,726,902
         Laclede Group, Inc.                                                                145,300           4,344,470
         Maine & Maritimes Corp.                                                             29,300             783,775
         MGE Energy, Inc.                                                                   138,895           5,000,220
         Middlesex Water Co.                                                                 56,000           1,083,040
         Otter Tail Corp.                                                                    46,924           1,194,685
         RGC Resources, Inc.                                                                  4,698             126,564
         SEMCO Energy, Inc.                                                                 196,220           1,075,286
         South Jersey Industries, Inc.                                                       82,082           4,654,049
         Southwest Water Co.                                                                133,961           1,425,345
         UIL Holdings Corp.                                                                  31,211           1,617,978
         Unitil Corp.                                                                        39,500           1,071,635
                                                                                                       ----------------

Total Utilities
(Cost $37,494,218)                                                                                           50,819,663
                                                                                                       ----------------

Telecommunication Services -- (1.0%)
    *    @Road, Inc.                                                                        378,053           1,043,426
         Alaska Communications Systems Group, Inc.                                          232,300           2,199,881
    *    Boston Communications Group, Inc.                                                  131,800             183,202
  * #    Broadwing Corp.                                                                    120,189             588,926
  * #    Cogent Communications Group, Inc.                                                    2,451              56,398
    *    Covista Communications, Inc.                                                        21,500              18,920
         CT Communications, Inc.                                                            130,232           1,575,807
         D&E Communications, Inc.                                                            96,400             779,876
    *    General Communications, Inc. Class A                                               366,935           3,023,544
    *    GoAmerica, Inc.                                                                        117                 814
         Hector Communications Corp.                                                         24,700             568,100
         Hickory Tech Corp.                                                                  12,800             116,224
    *    LCC International, Inc. Class A                                                    137,300             490,161
    *    Lynch Interactive Corp.                                                             59,200           1,568,800
    *    Metro One Telecommunications, Inc.                                                 109,000             102,460
    *    Moscow CableCom Corp.                                                               15,000              83,250
  * #    Network Plus Corp.                                                                  10,000                   9
         North Pittsburgh Systems, Inc.                                                     102,603           1,924,832
    *    Pac-West Telecomm, Inc.                                                            193,400             201,136
    *    Premiere Global Services, Inc.                                                     373,925           4,206,656
  * #    Primus Telecommunications Group, Inc.                                               72,879              65,591
    *    Rural Cellular Corp. Class A                                                        19,700              94,954
    *    SBA Communications Corp.                                                           305,281           3,413,042
    *    Shared Technologies Cellular, Inc.                                                  24,600                  37
    *    SunCom Wireless Holdings, Inc.                                                     410,100             861,210
         SureWest Communications                                                             98,508           2,344,490
    *    TALK America Holdings, Inc.                                                        183,256           1,629,146
    *    Teleglobe International Holdings, Ltd.                                              14,650              34,867
    *    Time Warner Telecom, Inc.                                                          220,297           1,123,515
    *    UbiquiTel, Inc.                                                                    638,944           4,421,492
  * #    US LEC Corp.                                                                       242,800             607,000
    *    Wireless Facilities, Inc.                                                          491,631           2,531,900
    *    Xeta Corp.                                                                          85,700             274,240
                                                                                                       ----------------

Total Telecommunication Services
(Cost $36,209,648)                                                                                           36,133,906
                                                                                                       ----------------

Other -- (0.0%)
    *    Big 4 Ranch, Inc.                                                                   35,000                   0
    *    Breed Technologies, Inc.                                                             5,600                  78
    *    Bush Industries, Inc. Escrow                                                         2,300                  53
    *    Career Blazers, Inc. Trust Units                                                     4,360                   0
    *    Celebrity, Inc. Escrow Shares                                                       13,500                   0
    *    Convergence Systems, Inc.                                                               13                   0
    *    Denali, Inc.                                                                        33,100                   0
    *    DLB Oil & Gas, Inc.                                                                  7,600                   0
    *    ePresence, Inc. Escrow Shares                                                      191,500              24,895
  * #    EquiMed, Inc. Nevis                                                                  6,533                   1
    *    Hoenig Group Escrow Shares                                                          61,000                   0
    *    iGo Escrow Share                                                                    11,200                   0
  * #    Imperial Sugar Co.                                                                  74,200                   0
    *    Noel Group, Inc.                                                                    43,600                 654
  * #    Nucentrix Broadband Networks, Inc. Escrow Shares                                   114,500                   0
    *    Petrocorp, Inc. Escrow Shares                                                       37,100               2,226
  * #    Source Media, Inc.                                                                 154,600                   0
    *    Star Struck, Ltd.                                                                      500                 463
    *    Starbiz Restrictive Shares                                                               2                   0
    *    StorageNetworks, Inc. Escrow Shares                                                 56,400               1,528
    *    Suburban Lodges of America, Inc. Escrow Shares                                     127,500                   0
         Swisher International, Inc.                                                          8,500              41,013
  * #    Trenwick Group, Ltd.                                                                12,662                  63
    *    Trump Entertainment Resorts, Inc.                                                       63                 826
    *    Wireless WebConnect!, Inc.                                                          18,707                 206
                                                                                                       ----------------

Total Other
(Cost $2,786,982)                                                                                                72,006
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $2,698,813,159)                                                                                     3,296,737,540
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    American Banknote Corp. Warrants Series 1 10/01/07                                     205                   0
    *    American Banknote Corp. Warrants Series 2 10/01/07                                     205                   0
  * #    Angeion Corp. Warrants 10/31/20                                                      1,294                   0
    *    Chart Industries, Inc. Warrants 09/15/10                                               159               4,054
    *    Chiquita Brands International, Inc. Warrants 03/19/09                                  546               5,957
    *    Del Global Technologies Corp. Warrants 03/28/08                                      4,265               6,398
    *    Imperial Credit Industries, Inc. Warrants 01/31/08                                   1,010                   0
    *    Imperial Sugar Co. Warrants 08/29/08                                                 2,543               1,780
    *    Milltope Group, Inc. Contigent Value Rights                                         44,000                   0
    *    Optical Cable Corp. Warrants 10/24/07                                                  655                   0
  * #    OSI Pharmaceuticals, Inc. Contingent Value Rights                                    4,500                 405
         PMR Corp. Contingent Value Rights                                                   61,200                   0
  * #    RCN Corp. Warrants 12/21/06                                                              3                   0
    *    Timco Aviation Services, Inc. Warrants 02/27/07                                     17,520                   2
    *    Trico Marine Services, Inc. Warrants 03/15/08 Series B                               2,334               3,711
    *    Trico Marine Services, Inc. Warrants 03/15/10 Series A                               2,334               9,336
    *    Trump Entertainment Resorts, Inc. Warrants 05/23/06                                  7,027                   0
    *    Virologic, Inc. Contingent Value Rights                                            155,210              27,162
                                                                                                       ----------------
Total Other
(Cost $968,656)                                                                                                  58,805
                                                                                                       ----------------

Consumer Discretionary -- (0.0%)
    *    Lodgian, Inc. Class A Warrants 11/25/07                                              1,813                  63
    *    Lodgian, Inc. Class B Warrants 11/25/09                                              5,601                 112
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $0)                                                                                                           175
                                                                                                       ----------------

Consumer Staples -- (0.0%)
    *    Cruzan International, Inc. Rights 06/21/05                                           9,760                   0
                                                                                                       ----------------
(Cost $0)
TOTAL RIGHTS/WARRANTS
 (Cost $968,656)                                                                                                 58,980
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
    *    Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                        $              9                   0
    *    Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                       1                   0
                                                                                                       ----------------
Total Other
(Cost $0)                                                                                                             0
TOTAL BONDS                                                                                            ----------------
(Cost $0)

TEMPORARY CASH INVESTMENTS -- (6.0%)
    ^    Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
         (Collateralized by $365,688,000 U.S. STRIPS, rates ranging from
         6.125% to 9.875%, maturities ranging from 11/15/15 to 11/15/27, valued at $157,248,973) to be repurchased at $154,177,711
         (Cost $154,165,206)                                                                154,165         154,165,206
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $56,109,000 FHLMC Notes 4.00%, 09/22/09, valued at
         $56,179,136) to be repurchased at $55,352,443  (Cost $55,348,000)                   55,348          55,348,000
                                                                                                       ----------------
                                                                                                            209,513,206
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $209,513,206)                                                                                         209,513,206
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $2,909,295,021)                                                                                  $  3,506,309,726
                                                                                                       ================

----------
+        See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     UNITED KINGDOM -- (15.5%)
     COMMON STOCKS -- (15.5%)
               Amvescap P.L.C.                                                              314,493    $      1,844,950
               Anglo America P.L.C.                                                       2,159,787          51,459,160
               Arriva P.L.C.                                                                231,050           2,234,545
               Associated British Foods P.L.C.                                            1,004,913          14,609,875
               Associated British Ports Holdings P.L.C.                                     378,800           3,358,760
               Aviva P.L.C.                                                               2,630,567          29,431,339
               AWG P.L.C.                                                                    76,018           1,236,854
               BAA P.L.C.                                                                 1,632,557          18,467,632
               BAE Systems P.L.C.                                                         4,006,840          19,626,679
               Barratt Developments P.L.C.                                                  338,959           4,070,681
               BBA Group P.L.C.                                                             680,050           3,715,025
               Bellway P.L.C.                                                                38,000             588,284
               Bovis Homes Group P.L.C.                                                     132,000           1,640,865
               BPB P.L.C.                                                                   458,500           4,271,338
               Bradford & Bingley P.L.C.                                                    273,288           1,531,177
               Britannic P.L.C.                                                             278,864           2,588,193
           *   British Airways P.L.C.                                                     1,839,331           9,162,247
               British Land Co. P.L.C.                                                      874,751          13,839,395
               British Vita P.L.C.                                                          286,388           1,859,262
               Brixton P.L.C.                                                               359,333           2,403,207
               Cable and Wireless P.L.C.                                                  3,547,491           8,639,378
               Carnival P.L.C.                                                              157,273           8,610,132
           *   Colt Telecom Group P.L.C.                                                    698,726             659,832
           *   Corus Group P.L.C.                                                         6,312,988           5,208,408
               Derwent Valley Holdings P.L.C.                                                49,351           1,029,762
               Dixons Group P.L.C.                                                        2,098,938           5,758,646
           *   Easyjet P.L.C.                                                               294,025           1,204,320
               FKI P.L.C.                                                                   856,795           1,503,534
               Friends Provident P.L.C.                                                   2,272,618           7,211,098
               Great Portland Estates P.L.C.                                                239,324           1,566,808
               Greene King P.L.C.                                                           105,263           2,357,020
               Hammerson P.L.C.                                                             468,800           7,732,596
               Hanson P.L.C.                                                                963,671           8,887,742
               HBOS P.L.C.                                                                   14,935             217,236
           *   Henderson Group P.L.C.                                                       404,000             456,831
               Hilton Group P.L.C.                                                        2,710,354          13,989,594
               InterContinental Hotels Group P.L.C.                                         864,975          10,045,164
               International Power P.L.C.                                                 2,525,271           8,885,196
               ITV P.L.C.                                                                 1,567,741           3,259,794
               Johnson Matthey P.L.C.                                                        43,250             768,534
               Kelda Group P.L.C.                                                           161,510           1,889,016
               Kingfisher P.L.C.                                                          2,829,717          13,227,596
               Land Securities Group P.L.C.                                                  79,240           2,055,546

               Liberty International P.L.C.                                                 469,345           8,345,510
               London Merchant Securities P.L.C.                                            358,862           1,495,001
               Marks & Spencer Group P.L.C.                                               1,197,239           7,345,469
               Mersey Docks & Harbour Co. P.L.C.                                            115,042           2,015,452
               MFI Furniture Group P.L.C.                                                    66,600             129,425
               Millennium and Copthorne Hotels P.L.C.                                       493,245           3,190,438
               Mitchells & Butlers P.L.C.                                                   630,549           3,710,031
           *   O2 P.L.C.                                                                  8,760,348          20,295,896
               Pearson P.L.C.                                                               924,664          11,062,196
               Peninsular & Oriental Steam Navigation P.L.C.                              1,130,420           6,376,107
               Pennon Group P.L.C.                                                           58,615           1,074,131
               Persimmon P.L.C.                                                             278,509           3,780,846
               Pillar Property P.L.C.                                                       131,128           1,990,694
           *   Premier Oil P.L.C.                                                           119,812           1,280,252
               Rio Tinto P.L.C.                                                              83,136           2,467,971
           *   Rolls Royce Group P.L.C.                                                   2,749,448          13,556,759
           *   Rolls Royce Group P.L.C. Class B                                         137,472,400             249,800
               Royal & Sun Alliance Insurance Group P.L.C.                                5,018,810           7,028,724
               Royal Bank of Scotland Group P.L.C.                                          219,664           6,445,653
               Sabmiller P.L.C.                                                             192,609           2,957,793
               Sainsbury (J.) P.L.C.                                                      2,650,025          13,778,639
               Scottish & Newcastle P.L.C.                                                1,005,702           8,689,619
               Scottish Power P.L.C.                                                      2,139,658          18,023,688
               Severn Trent P.L.C.                                                          210,597           3,875,426
               Shire Pharmaceuticals Group P.L.C.                                           683,427           7,252,939
               Singer & Friedlander Group P.L.C.                                            253,818           1,438,614
               Slough Estates P.L.C.                                                        706,900           6,604,174
               Somerfield P.L.C.                                                            741,014           2,656,721
               Stanley Leisure P.L.C.                                                       190,940           1,891,284
               Tate & Lyle P.L.C.                                                           660,070           5,679,426
               Taylor Woodrow P.L.C.                                                        998,309           5,746,854
           *   The Berkeley Group Holdings P.L.C.                                           228,802           3,438,341
               Trinity Mirror P.L.C.                                                        495,640           5,611,004
               United Utilities P.L.C.                                                      265,595           3,271,895
               Vodafone Group P.L.C.                                                     59,364,901         149,452,303
               Whitbread P.L.C.                                                             450,082           7,431,362
               Wilson Bowden P.L.C.                                                         105,900           2,193,495
               Wimpey (George) P.L.C.                                                       457,583           3,543,491
               Wolverhampton & Dudley Breweries P.L.C.                                      107,366           2,162,199
               Woolworths Group P.L.C.                                                    2,125,199           1,351,588
               WPP Group P.L.C.                                                             394,800           4,207,903
               Xstrata P.L.C.                                                               496,100           8,892,658
                                                                                                       ----------------
     TOTAL COMMON STOCKS
       (Cost $542,532,199)                                                                                  675,095,022
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   British Pound Sterling                                                                            14,769
                                                                                                       ----------------
     (Cost $14,769)
     TOTAL -- UNITED KINGDOM
       (Cost $542,546,968)                                                                                  675,109,791
                                                                                                       ----------------

     JAPAN -- (13.9%)
     COMMON STOCKS -- (13.7%)
               Aichi Bank, Ltd.                                                               8,100             763,449
           #   Aichi Steel Corp.                                                            120,000             612,133
               AIOI Insurance Co., Ltd.                                                     928,735           4,601,504
               Aisin Seiki Co., Ltd.                                                        182,500           4,049,894
               Akita Bank, Ltd.                                                             115,000             520,024
               Alpine Electronics, Inc.                                                      36,800             523,837
               Amada Co., Ltd.                                                              376,000           2,553,049
           #   Anritsu Corp.                                                                 67,000             402,573
               Aoyama Trading Co., Ltd.                                                      50,400           1,221,105
               Asahi Breweries, Ltd.                                                        138,500           1,680,246
               Asatsu-Dk, Inc.                                                               32,500             933,957
           #   Autobacs Seven Co., Ltd.                                                      23,700             740,320
               Awa Bank, Ltd.                                                               196,600           1,172,832
               Bank of Iwate, Ltd.                                                           15,300             871,226
           #   Bank of Kyoto, Ltd.                                                          347,400           2,914,717
               Bank of Nagoya, Ltd.                                                         185,000           1,086,110
               Canon Sales Co., Inc.                                                        124,900           2,212,736
           #   Chiba Bank, Ltd.                                                             941,000           6,385,328
               Chudenko Corp.                                                                41,100             644,314
               Chugoku Bank, Ltd.                                                           238,800           2,792,365
               Citizen Watch Co., Ltd.                                                      318,000           2,778,042
               Coca-Cola West Japan Co., Ltd.                                                58,400           1,306,361
               Comsys Holdings Corp.                                                        105,000             885,061
               Cosmo Oil Co., Ltd.                                                          764,000           2,793,389
               Dai Nippon Ink & Chemicals, Inc.                                             459,000           1,355,906
               Dai Nippon Pharmaceutical Co., Ltd.                                          106,000           1,016,224
               Dai Nippon Printing Co., Ltd.                                                937,000          14,782,487
               Daibiru Corp.                                                                  9,000              66,251
               Daicel Chemical Industries, Ltd.                                             485,000           2,517,757
               Daido Steel Co., Ltd.                                                        274,000           1,112,774
           #   Daio Paper Corp.                                                              51,000             393,988
               Daishi Bank, Ltd.                                                            355,000           1,479,538
               Daiwa House Industry Co., Ltd.                                               663,000           7,309,407
               Denso Corp.                                                                   22,500             510,241
           #   Ebara Corp.                                                                  231,000             830,308
               Ezaki Glico Co., Ltd.                                                        174,600           1,393,597
               Fuji Electric Co., Ltd.                                                      525,780           1,594,855
               Fuji Fire & Marine Insurance Co., Ltd.                                       297,000             881,192
               Fuji Heavy Industries                                                        752,000           3,139,462
               Fuji Oil Co., Ltd.                                                            55,200             574,115
               Fuji Photo Film Co., Ltd.                                                    770,000          23,978,455
               Fujikura, Ltd.                                                               355,000           1,799,156
               Fukui Bank, Ltd.                                                             343,000           1,300,575
           #   Fukuoka Bank, Ltd.                                                           695,000           4,241,307
               Fukuyama Transporting Co., Ltd.                                              266,000           1,045,649
               Futaba Corp.                                                                  16,000             433,071
               Futaba Industrial Co., Ltd.                                                   44,100             837,845
               Glory, Ltd.                                                                   54,600             922,653
               Gunma Bank, Ltd.                                                             444,000           2,640,827
               Gunze, Ltd.                                                                  223,000             976,976
               Hachijuni Bank, Ltd.                                                         589,000           3,887,927
               Hankyu Corp.                                                                 174,000             640,072

               Hankyu Department Stores, Inc.                                               116,000             696,497
               Hanshin Electric Railway Co., Ltd.                                           253,000             943,640
               Heiwa Corp.                                                                   81,500           1,173,008
               Heiwado Co., Ltd.                                                             38,000             579,163
               Higo Bank, Ltd.                                                              308,000           2,198,248
               Hitachi Cable, Ltd.                                                          236,000           1,017,542
               Hitachi Kokusai Electric, Inc.                                                87,000             760,908
               Hitachi Maxell, Ltd.                                                          96,000           1,166,763
               Hitachi Metals, Ltd.                                                         201,000           1,281,006
               Hitachi Software Engineering Co., Ltd.                                        33,800             563,727
               Hitachi Transport System, Ltd.                                                76,000             633,009
               Hitachi, Ltd.                                                              4,970,000          29,696,012
               Hokkoku Bank, Ltd.                                                           239,000           1,041,637
               Hokuetsu Paper Mills, Ltd.                                                   162,000             880,974
               House Foods Corp.                                                            117,000           1,648,185
               Hyakugo Bank, Ltd.                                                           258,000           1,582,335
               Hyakujishi Bank, Ltd.                                                        314,000           1,782,165
           *   Ishikawajima-Harima Heavy Industries Co., Ltd.                               819,000           1,164,194
               Itoham Foods, Inc.                                                           132,000             601,220
               Iyo Bank, Ltd.                                                               237,000           1,889,496
               Japan Airport Terminal Co., Ltd.                                              68,300             637,862
               Joyo Bank, Ltd.                                                              892,000           4,534,886
               Juroku Bank, Ltd.                                                            349,000           1,868,471
               Kadokawa Holdings, Inc.                                                       15,200             540,500
               Kagoshima Bank, Ltd.                                                         154,000           1,171,822
               Kamigumi Co., Ltd.                                                           357,000           2,660,128
               Kandenko Co., Ltd.                                                           129,000             758,687
               Kanto Auto Works, Ltd., Yokosuka                                              12,600             147,981
               Katokichi Co., Ltd.                                                          103,500             723,388
               Kawasaki Heavy Industries, Ltd.                                              910,000           1,628,496
               Keiyo Bank, Ltd.                                                             212,000           1,012,548
               Kikkoman Corp.                                                               259,000           2,345,042
               Kinden Corp.                                                                 167,000           1,235,604
               Kirin Brewery Co., Ltd.                                                    1,152,000          11,268,141
           #   Kissei Pharmaceutical Co., Ltd.                                               41,000             782,210
               Kobe Steel, Ltd.                                                           2,041,000           3,549,885
               Koito Manufacturing Co., Ltd.                                                101,000           1,085,932
               Kokuyo Co., Ltd.                                                              81,200           1,041,108
               Komori Corp.                                                                  52,000             787,596
               Kuraray Co., Ltd.                                                            499,000           4,421,577
               Kyocera Corp.                                                                238,800          18,270,139
               KYORIN Pharmaceutical Co., Ltd.                                               52,000             648,607
               Maeda Corp.                                                                  129,000             711,651
               Makita Corp.                                                                 209,000           4,069,632
               Marubeni Corp.                                                             1,942,000           6,128,947
               Marui Co., Ltd.                                                              408,600           5,669,748
               Maruichi Steel Tube, Ltd.                                                    117,000           2,495,996
               Matsushita Electric Industrial Co., Ltd.                                   3,561,135          53,046,962
               Matsushita Electric Works, Ltd.                                              403,000           3,331,039
               Meiji Seika Kaisha, Ltd. Tokyo                                               292,000           1,421,273
               Millea Holdings, Inc.                                                          2,296          30,391,067
               Mitsubishi Gas Chemical Co., Inc.                                            305,000           1,501,802
               Mitsubishi Heavy Industries, Ltd.                                          4,791,000          12,331,213
               Mitsubishi Logistics Corp.                                                   106,000           1,010,933

               Mitsubishi Materials Corp.                                                   975,000           2,134,057
               Mitsubishi Securities Co., Ltd.                                              226,000           1,883,182
               Mitsui Chemicals, Inc.                                                       807,800           4,580,860
               Mitsui Engineering and Shipbuilding Co., Ltd.                                481,000           1,037,198
               Mitsui Marine & Fire Insurance Co., Ltd.                                   2,138,000          19,431,714
               Mitsumi Electric Co., Ltd.                                                    45,800             484,763
           #   Mori Seiki Co., Ltd.                                                          63,500             656,559
               Morinaga Milk Industry Co., Ltd.                                             160,000             660,253
               Musashino Bank, Ltd.                                                          21,300             973,546
               Nagase & Co., Ltd.                                                           101,000             986,075
               Namco, Ltd.                                                                   11,000             148,462
               Nanto Bank, Ltd.                                                             317,000           1,627,254
               NGK Insulators, Ltd.                                                         216,000           2,248,607
               NGK Spark Plug Co., Ltd.                                                     144,000           1,619,451
               Nichicon Corp.                                                                72,900             958,028
               Nichirei Corp.                                                               180,000             674,476
           #   Nifco, Inc.                                                                   37,000             579,950
               Nihon Unisys, Ltd.                                                            69,100             646,881
               Nippon Express Co., Ltd.                                                     211,000             959,175
           #   Nippon Kayaku Co., Ltd.                                                      128,000             690,344
               Nippon Meat Packers, Inc., Osaka                                             248,000           3,063,990
               Nippon Mitsubishi Oil Corp.                                                1,871,050          12,203,013
               Nippon Paint Co., Ltd.                                                       184,000             643,029
               Nippon Sheet Glass Co., Ltd.                                                 358,000           1,398,783
               Nippon Shinpan Co., Ltd.                                                     191,000             930,169
               Nippon Shokubai Co., Ltd.                                                    163,000           1,306,161
               Nippon Suisan Kaisha, Ltd.                                                   143,000             542,657
               Nippon Television Network Corp.                                                9,400           1,314,856
               Nippon Unipac Holding, Tokyo                                                   1,080           4,197,550
               Nipponkoa Insurance Co., Ltd.                                                909,000           6,286,099
           *   Nipro Corp.                                                                   42,000             627,234
           #   Nishimatsu Construction Co., Ltd.                                            364,000           1,227,341
               Nissay Dowa General Insurance Co., Ltd.                                      383,000           1,926,866
               Nisshin Seifun Group, Inc.                                                   165,000           1,622,652
               Nisshin Steel Co., Ltd.                                                      753,000           1,832,813
               Nisshinbo Industries, Inc.                                                   305,000           2,340,054
               NSK, Ltd.                                                                    319,000           1,546,136
               Obayashi Corp.                                                               751,000           3,798,076
               Ogaki Kyoritsu Bank, Ltd.                                                    227,000           1,342,026
               Oita Bank, Ltd.                                                               81,000             524,068
               Oji Paper Co., Ltd.                                                          924,000           4,886,947
               Okumura Corp.                                                                175,000             942,537
               Onward Kashiyama Co., Ltd.                                                   125,000           1,519,788
               PanaHome Corp.                                                               106,000             553,566
               Pioneer Electronic Corp.                                                     196,200           3,232,942
               Promise Co., Ltd.                                                             60,500           3,757,748
               Q.P. Corp.                                                                   109,600             953,070
               Rengo Co., Ltd.                                                              180,000             930,307
           *   Resona Holdings, Inc.                                                      1,873,000           3,562,488
               Rinnai Corp.                                                                  37,100             931,643
               Ryosan Co., Ltd.                                                              30,500             743,967
               San In Godo Bank, Ltd.                                                       144,000           1,374,980
               Sanwa Shutter Corp.                                                          101,000             564,277
               Sanyo Chemical Industries, Ltd.                                               54,000             390,521

           #   Sanyo Electric Co., Ltd.                                                   1,981,000           5,373,145
           #   Sapporo Breweries, Ltd.                                                      251,000           1,251,396
               Sapporo Hokuyo Holdings, Inc.                                                    271           1,956,724
               Seino Transportation Co., Ltd.                                               193,000           1,687,227
               Sekisui Chemical Co., Ltd.                                                   557,000           3,857,932
               Sekisui House, Ltd.                                                          942,000           9,223,018
               Seventy-seven (77) Bank, Ltd.                                                334,000           2,100,276
               SFCG Co., Ltd.                                                                 8,010           2,035,396
               Shiga Bank, Ltd.                                                             272,000           1,682,500
               Shikoku Bank, Ltd.                                                           153,000             819,740
               Shimachu Co., Ltd.                                                            49,900           1,240,974
               Shinko Securities Co., Ltd.                                                  540,000           1,631,886
               Shizuoka Bank, Ltd.                                                          744,000           6,412,659
               Sohgo Security Services Co.,Ltd.                                              73,300             933,443
               Sumitomo Bakelite Co., Ltd.                                                  105,000             653,160
               Sumitomo Corp.                                                               471,000           3,761,719
               Sumitomo Electric Industries, Ltd.                                           899,000           9,429,436
               Sumitomo Forestry Co., Ltd.                                                  139,000           1,208,517
               Sumitomo Metal Mining Co., Ltd.                                              215,000           1,375,456
               Sumitomo Osaka Cement Co., Ltd.                                              348,000             835,765
               Sumitomo Trust & Banking Co., Ltd.                                            21,000             124,207
               Sumitomo Warehouse Co., Ltd.                                                 114,000             583,082
               Suzuken Co., Ltd.                                                             56,700           1,505,343
               Taiheiyo Cement Corp.                                                      1,209,800           3,133,016
               Taiyo Yuden Co., Ltd.                                                        126,000           1,399,978
               Takara Standard Co., Ltd.                                                    118,000             754,442
               Takashimaya Co., Ltd.                                                        124,000           1,038,260
               Teijin, Ltd.                                                                 893,000           3,920,705
               Teikoku Oil Co., Ltd.                                                        346,000           2,336,074
               The Nisshin Oillio Group, Ltd.                                                48,000             271,062
               Toda Corp.                                                                   203,000             829,553
               Toho Bank, Ltd.                                                               87,000             356,324
               Tokai Tokyo Securities Co., Ltd.                                             155,000             456,439
               Tokuyama Corp.                                                               248,000           1,829,540
               Tokyo Broadcasting System, Inc.                                              117,500           1,975,348
               Tokyo Dome Corp.                                                             110,000             598,434
               Tokyo Style Co., Ltd.                                                        133,000           1,353,008
               Tokyo Tatemono Co., Ltd.                                                     143,000             987,906
               Toppan Forms Co., Ltd.                                                        33,200             364,492
               Toppan Printing Co., Ltd.                                                    720,000           7,318,236
               Toshiba TEC Corp.                                                            181,000             799,920
               Tostem Inax Holding Corp.                                                    324,500           5,520,102
               Toyo Ink Manufacturing Co., Ltd.                                             174,000             676,293
               Toyo Seikan Kaisha, Ltd.                                                     287,600           4,985,498
               Toyo Suisan Kaisha, Ltd.                                                      64,000           1,003,435
               Toyoda Machine Works, Ltd.                                                    54,000             521,549
               Toyota Auto Body Co., Ltd.                                                    86,000           1,683,836
               TV Asahi Corp.                                                                   565           1,157,225
               UNY Co., Ltd.                                                                158,000           1,713,715
           #   Wacoal Corp.                                                                 149,000           1,981,030
               Yamaguchi Bank, Ltd.                                                         151,000           1,708,035
               Yamaha Corp.                                                                 250,100           3,652,658
               Yamanashi Chuo Bank, Ltd.                                                    140,000             840,378
               Yamatake Corp.                                                                47,700             787,021

               Yamato Kogyo Co., Ltd.                                                        32,000             366,676
               Yamazaki Baking Co., Ltd.                                                    155,000           1,331,732
               Yasuda Fire & Marine Insurance Co., Ltd.                                     431,000           4,354,284
               Yodogawa Steel Works, Ltd.                                                   123,000             649,356
               Yokohama Rubber Co., Ltd.                                                    410,000           1,684,596
               York-Benimaru Co., Ltd.                                                       29,300             814,490
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $581,985,790)                                                                                    601,474,625
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.2%)
           *   Japanese Yen                                                                                   8,010,462
                                                                                                       ----------------
     (Cost $8,054,614)
     TOTAL -- JAPAN
       (Cost $590,040,404)                                                                                  609,485,087
                                                                                                       ----------------

     FRANCE -- (10.2%)
     COMMON STOCKS -- (10.2%)
               Air France                                                                   192,225           3,059,396
               Air Liquide SA                                                                 9,820           1,714,730
               Arcelor SA                                                                   167,800           3,336,596
           #   Assurances Generales de France (AGF)                                         177,559          14,242,010
           #   AXA                                                                        2,459,139          60,024,211
           #   BNP Paribas SA                                                             1,368,012          91,964,838
           #   Bongrain SA                                                                    7,145             440,239
         # *   Business Objects SA                                                           94,856           2,723,788
           *   Cap Gemini SA                                                                167,370           5,339,463
         # *   CNP Assurances                                                                33,992           2,278,353
           #   Compagnie de Saint-Gobain                                                    455,792          26,216,746
           #   Compagnie Francaise d'Etudes et de Construction Technip SA                   105,512           4,660,453
           #   Credit Agricole SA                                                            27,709             718,511
           #   Eiffage SA                                                                    10,431             832,447
               Esso SA                                                                          686             115,573
           #   Euler-Hermes SA                                                               10,710             809,734
               Faurecia SA                                                                   30,445           2,283,397
           #   Fimalac SA                                                                    46,887           2,147,169
           *   Gecina SA                                                                     29,500           3,577,499
           #   Generale des Establissements Michelin SA Series B                            212,585          13,428,150
               Havas SA                                                                     300,744           1,777,230
           #   Imerys SA                                                                     44,000           3,170,823
           #   LaFarge SA                                                                   253,511          22,940,260
               LaFarge SA Prime Fidelity                                                     85,542           7,800,086
           #   Lagardere S.C.A. SA                                                           10,900             776,091
           #   Peugeot SA                                                                   238,144          14,252,610
           #   Pinault Printemps Redoute SA                                                 100,151           9,912,856
               Remy Cointreau SA                                                             56,022           2,364,088
           #   Renault SA                                                                   317,738          27,183,519
           #   Schneider SA                                                                 318,189          23,394,591
               SEB SA Prime Fidelity                                                          9,900           1,017,849
           #   Societe BIC SA                                                                52,288           2,807,476
           #   Societe des Ciments de Francais                                               35,796           3,271,505
           #   Societe Generale Paris                                                       293,528          28,842,183

               Sodexho Alliance SA                                                          122,494           3,932,540
           #   Suez (ex Suez Lyonnaise des Eaux)                                            666,220          17,918,894
           #   Thomson Multimedia                                                           345,508           8,772,529
           #   Unibail SA                                                                    58,749           7,466,708
           #   Valeo SA                                                                     103,212           4,319,434
               Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec
                 Reunies)                                                                     4,504           1,042,930
           #   Vivendi Universal SA                                                         403,364          12,284,113
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $337,331,390)                                                                                    445,161,618
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Air France Warrants 11/06/07                                                  16,500               7,513
           *   Rallye SA Series B Warrants 11/30/05                                          18,020               1,330
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                               8,843
                                                                                                       ----------------

     TOTAL -- FRANCE
       (Cost $337,359,977)                                                                                  445,170,461
                                                                                                       ----------------

     GERMANY -- (6.1%)
     COMMON STOCKS -- (6.1%)
           *   Aachener und Muenchener Beteiligungs AG                                       33,828           2,733,015
               Allianz AG                                                                    11,053           1,301,390
               BASF AG                                                                      154,032          10,222,522
           #   Bayer AG                                                                     498,853          16,751,199
           #   Bayerische Motorenwerke AG                                                   519,011          22,440,762
           *   Bayerische Vereinsbank AG                                                    845,488          20,776,122
               BHW Holding AG                                                                10,667             183,041
               Bilfinger & Berger Bau AG                                                     23,702           1,125,170
           #   Commerzbank AG                                                               594,131          12,903,783
           #   DaimlerChrysler AG                                                         1,368,494          55,172,318
           #   Deutsche Bank AG                                                             770,191          59,920,101
               E.ON AG                                                                       12,593           1,093,248
               Fraport AG                                                                    68,708           2,836,900
               Fresenius Medical Care AG                                                     18,966           1,489,708
           *   Heidelberger Druckmaschinen AG                                                46,167           1,425,361
               Heidelberger Zement AG                                                        78,542           5,023,273
           #   Hochtief AG                                                                   71,840           2,441,166
               Hypo Real Estate Holding AG                                                   84,277           3,318,984
           *   IVG Immobilien AG                                                             30,276             550,018
           *   Lanxess                                                                       49,885           1,058,301
         # *   Linde AG                                                                      77,043           5,228,378

               Merck KGAA                                                                    67,288           5,255,818
           *   MG Technologies AG                                                           150,773           1,709,520
           #   Preussag AG                                                                  181,223           4,492,857
               Salzgitter AG                                                                 13,041             305,122
               SCA Hygiene Products AG                                                        3,550           1,266,675
               Suedzucker AG                                                                 26,428             498,662
               ThyssenKrupp AG                                                              450,803           8,276,198
               Vattenfall Europe AG                                                          90,913           3,557,582
           #   Volkswagen AG                                                                295,657          13,011,886
                                                                                                       ----------------

     TOTAL -- GERMANY
       (Cost $248,181,818)                                                                                  266,369,080
                                                                                                       ----------------

     SWITZERLAND -- (5.9%)
     COMMON STOCKS -- (5.9%)
               Baloise-Holding                                                              214,760          11,213,948
               Bank Sarasin & Cie Series B, Basel                                               180             302,919
               Banque Cantonale Vaudoise                                                     12,608           2,784,576
               Berner Kantonalbank                                                           15,175           2,237,805
               Ciba Spezialitaetenchemie Holding AG                                          81,000           4,815,990
               Cie Financiere Richemont AG Series A                                       1,251,000          38,086,850
           *   Clariant AG                                                                   64,982             910,858
           #   Credit Swisse Group                                                        1,452,179          58,093,081
           *   Fischer (Georg) AG, Schaffhausen                                               1,280             379,447
           #   Givaudan SA                                                                    5,792           3,447,490
               Holcim, Ltd.                                                                 199,770          12,143,764
               Jelmoli Holding AG                                                               500             679,112
               Luzerner Kantonalbank AG                                                      12,294           2,362,894
               Pargesa Holding SA, Geneve                                                     1,935           6,973,437
           *   PSP Swiss Property AG                                                        109,600           4,835,314
               Rieters Holdings AG                                                            7,860           2,130,195
               Sig Holding AG                                                                30,888           6,567,412
           *   Sika Finanz AG, Baar                                                           3,828           2,404,569
               St. Galler Kantonalbank                                                       10,146           2,583,336
           *   Swiss Life AG                                                                132,137          17,447,146
           #   Swiss Reinsurance Co., Zurich                                                330,715          20,472,030
           *   Syngenta AG                                                                  165,100          17,067,625
           #   Unaxis Holding AG                                                             45,400           6,370,296
           *   Valiant Holding AG                                                            39,295           3,461,651
           *   Valora Holding AG                                                             12,170           2,670,439
           *   Zurich Financial SVCS AG                                                     152,206          25,283,580
                                                                                                       ----------------

     TOTAL -- SWITZERLAND
        (Cost $188,429,435)                                                                                 255,725,764
                                                                                                       ----------------

     AUSTRALIA -- (4.5%)
     COMMON STOCKS -- (4.4%)
               Amcor, Ltd.                                                                  881,869           4,510,853
               AMP, Ltd.                                                                  1,026,864           5,103,408
               Ansell, Ltd.                                                                 303,463           2,103,777

               APN News & Media, Ltd.                                                       509,371           1,958,875
           #   Australand Property Group                                                    674,862             718,280
               AWB, Ltd.                                                                    364,594           1,223,471
               AXA Asia Pacific Holdings, Ltd.                                            2,837,724           9,943,499
               Bluescope Steel, Ltd.                                                      1,252,100           7,606,018
               Boral, Ltd.                                                                  944,335           4,224,733
               Brickworks, Ltd.                                                              37,510             285,742
               Caltex Australia, Ltd.                                                       238,359           2,710,833
               Commonwealth Bank of Australia                                             1,376,094          38,441,344
               CSR, Ltd.                                                                  1,514,337           2,826,140
               Downer Group, Ltd.                                                           225,933             900,086
               Futuris Corp., Ltd.                                                          531,719             677,624
               Insurance Australiz Group, Ltd.                                              763,270           3,361,898
               Lend Lease Corp., Ltd.                                                       568,460           5,236,997
               Lion Nathan, Ltd.                                                            871,345           4,827,362
               Mayne Group, Ltd.                                                          1,315,561           4,588,824
               Mirvac, Ltd.                                                               1,229,901           3,098,714
               National Australia Bank, Ltd.                                              1,823,878          43,291,233
               Onesteel, Ltd.                                                               505,842             957,969
               Orica, Ltd.                                                                   51,604             612,186
               Origin Energy, Ltd.                                                          817,347           4,402,584
               Paperlinx, Ltd.                                                              727,704           1,272,060
               Publishing and Broadcasting, Ltd.                                            219,621           2,522,066
               Quantas Airways, Ltd.                                                      3,489,827           8,465,231
               Rinker Group, Ltd.                                                           982,162           9,119,299
               Santos, Ltd.                                                                 972,348           7,385,686
               Seven Network, Ltd.                                                          211,508           1,137,210
               Stockland Trust Group                                                         22,867              95,265
           *   Stockland Trust Group Issue 05                                                   772               3,184
               WMC Resources, Ltd.                                                        1,821,249          10,609,212
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $133,957,352)                                                                                    194,221,663
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
           *   Australian Dollar                                                                              3,698,009
                                                                                                       ----------------
     (Cost $3,701,213)
     TOTAL -- AUSTRALIA
        (Cost $137,658,565)                                                                                 197,919,672
                                                                                                       ----------------

     NETHERLANDS -- (4.4%)
     COMMON STOCKS -- (4.4%)
               ABN AMRO Holding NV                                                           35,897             833,655
               Aegon NV                                                                   2,897,384          37,096,508
               DSM NV                                                                       134,117           8,977,717
           #   Hunter Douglas NV                                                             94,242           4,873,152
               IHC Caland NV                                                                 16,740           1,073,392
               ING Groep NV                                                               2,065,009          57,137,284
           *   Koninklijke Ahold NV                                                       1,815,643          13,705,566
               Koninklijke KPN NV                                                         2,458,914          19,554,154
               Koninklijke Nedlloyd NV                                                       21,621           1,483,685
               Koninklijke Philips Electronics NV                                         1,412,706          36,135,774

               NV Holdingsmij de Telegraaf                                                    6,800             146,078
               VNU NV                                                                       387,846          10,550,466
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $157,028,179)                                                                                    191,567,431
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SBM Offshore Coupons                                                          16,740                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- NETHERLANDS
       (Cost $157,028,179)                                                                                  191,567,431
                                                                                                       ----------------

     HONG KONG -- (2.9%)
     COMMON STOCKS -- (2.9%)
               Cheung Kong Holdings, Ltd.                                                 2,727,000          24,802,772
               China Overseas Land & Investment, Ltd.                                     1,864,000             348,558
               China Travel International Investment, Ltd.                                  680,000             187,219
               China Unicom, Ltd.                                                         5,118,000           4,103,851
           #   Citic Ka Wah Bank, Ltd.                                                    1,272,000             468,472
               Citic Pacific, Ltd.                                                          934,000           2,598,145
               Great Eagle Holdings, Ltd.                                                   308,987             703,437
               Hang Lung Development Co., Ltd.                                            2,518,000           4,294,704
               Henderson Land Development Co., Ltd.                                       1,122,000           5,103,391
               Hong Kong and Shanghai Hotels, Ltd.                                          892,417             932,191
               Hopewell Holdings, Ltd.                                                    1,455,000           3,593,405
               Hutchison Whampoa, Ltd.                                                    3,751,000          32,550,877
               Hysan Development Co., Ltd.                                                2,157,039           4,339,438
           #   Kerry Properties, Ltd.                                                     2,312,291           5,059,302
               New World Development Co., Ltd.                                            3,131,239           3,266,789
               Shanghai Industrial Holdings, Ltd.                                         1,094,000           2,120,039
           #   Shangri-La Asia, Ltd.                                                      3,000,733           4,530,388
           #   Sino Land Co., Ltd.                                                        8,212,433           8,409,841
               Tsim Sha Tsui Properties, Ltd.                                               472,000             815,730
               Union Bank of Hong Kong, Ltd.                                                364,000             450,473
               Wharf Holdings, Ltd.                                                       3,438,214          11,212,895
           #   Wheelock and Co., Ltd.                                                     3,940,000           5,674,640
               Wheelock Properties, Ltd.                                                  1,485,000             761,763
                                                                                                       ----------------

     TOTAL -- HONG KONG
       (Cost $112,259,789)                                                                                  126,328,320
                                                                                                       ----------------

     SWEDEN -- (2.7%)
     COMMON STOCKS -- (2.7%)
               Carbo AB                                                                       2,900              70,670
               Castellum AB                                                                   4,100             158,082
               Electrolux AB Series B                                                       324,100           7,084,855
               Gambro AB Series A                                                           555,400           7,366,291
               Gambro AB Series B                                                           216,300           2,881,955
               Holmen AB Series A                                                             6,300             178,842
           #   Holmen AB Series B                                                           155,700           4,187,532

           #   NCC AB Series B                                                               59,700             875,994
               Nordic Baltic Holdings AB                                                  2,603,100          23,777,113
               Skandinaviska Enskilda Banken Series A                                       368,800           6,344,263
               Skandinaviska Enskilda Banken Series C                                         9,800             161,411
         # *   SKF AB Redeemable Shares Series A                                             22,650              75,795
           *   SKF AB Redeemable Shares Series B                                             29,700              99,387
               SKF AB Series A                                                               90,600             926,347
               SKF AB Series B                                                              118,800           1,213,623
               SSAB Swedish Steel Series A                                                  180,800           4,395,242
               SSAB Swedish Steel Series B                                                   60,500           1,420,951
           #   Svenska Cellulosa AB Series A                                                 19,000             652,990
               Svenska Cellulosa AB Series B                                                221,100           7,527,170
               Telia AB                                                                   2,582,000          12,778,300
               Trelleborg AB Series B                                                       160,600           2,495,014
               Volvo AB Series A                                                            243,200           9,607,395
               Volvo AB Series B                                                            443,400          18,127,730
               Whilborg Fastigheter AB Class B                                              173,980           3,510,524
         # *   Wihlborgs Fastigheter AB                                                      34,796             818,350
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $88,187,543)                                                                                     116,735,826
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   SSAB Svenskt AB Redemption Rights 05/23/05                                   180,800              87,473
           *   SSAB Svenskt AB Series B Redemption Rights 05/23/05                           60,500              34,962
           *   TeliaSonera AB Redeemable Rights 06/09/05                                  2,317,000             221,083
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
       (Cost $0)                                                                                                343,518
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Swedish Krona                                                                                     14,372
                                                                                                       ----------------
     (Cost $14,635)
     TOTAL -- SWEDEN
       (Cost $88,202,178)                                                                                   117,093,716
                                                                                                       ----------------

     SPAIN -- (2.6%)
     COMMON STOCKS -- (2.6%)
               Acerinox SA                                                                  261,360           3,771,894
               Arcelor SA                                                                    30,000             594,540
               Autopistas Concesionaria Espanola SA                                         310,251           6,919,589
               Banco de Andalucia                                                               900              79,322
               Banco de Sabadell SA                                                         154,021           4,039,655
           #   Banco Pastor SA                                                               59,400           2,217,359
               Banco Santander Central Hispanoamerica SA                                     84,304             963,043
           #   Cementos Portland SA                                                          21,016           1,443,017
               Corporacion Mapfre Compania Internacional de Reaseguros SA                   146,555           2,135,749
           #   Ebro Puleva SA                                                               120,322           2,164,453
           #   Endesa SA, Madrid                                                          1,136,646          24,738,040
               Gas Natural SA, Buenos Aires                                                 121,385           3,402,534
           #   Iberdrola SA                                                                 535,000          13,646,506
           #   Iberia Lineas Aereas de Espana SA                                            617,500           1,951,947

           #   Inmobiliaria Urbis SA                                                         96,328           1,634,652
               Repsol SA                                                                  1,289,224          32,239,985
               Sociedad General de Aguas de Barcelona SA                                    119,484           2,406,473
           *   Sociedad General de Aguas de Barcelona SA                                      1,194              23,994
           #   Sol Melia SA                                                                 157,217           1,650,123
               Union Fenosa SA                                                              230,000           6,921,699
               Vallehermoso SA                                                               46,125             929,543
                                                                                                       ----------------

     TOTAL -- SPAIN
       (Cost $70,367,226)                                                                                   113,874,117
                                                                                                       ----------------

     ITALY -- (2.3%)
     COMMON STOCKS -- (2.3%)
           *   Alitalia Linee Aeree Italiane SpA Series A                                 6,690,000           2,126,779
           #   Banca Antoniana Popolare Veneta SpA                                           83,000           2,649,800
           #   Banca Monte Dei Paschi di Siena SpA                                        2,279,872           8,187,429
         # *   Banca Nazionale del Lavoro SpA                                             2,230,687           7,519,362
           #   Banca Popolare di Lodi Scarl                                                 437,995           4,271,876
               Banca Popolare di Milano                                                     730,208           7,398,062
           #   Benetton Group SpA                                                           181,249           1,644,732
           #   Buzzi Unicem SpA                                                              67,793             975,483
           #   Caltagirone Editore SpA                                                      184,888           1,651,000
               Capitalia SpA                                                              2,992,113          15,632,746
           #   CIR SpA (Cie Industriale Riunite), Torino                                    500,000           1,381,906
           #   Compagnia Assicuratrice Unipol SpA                                           745,685           2,953,366
         # *   Edison SpA                                                                 1,734,262           3,929,021
               Erg SpA                                                                      197,993           3,067,753
         # *   Fiat SpA                                                                   1,054,970           7,108,155
           #   Italcementi SpA                                                              444,060           6,857,544
           #   Italmobiliare SpA, Milano                                                     33,664           2,091,219
               Manifattura Lane Gaetano Marzotto & Figli SpA                                  5,573             122,539
               Milano Assicurazioni SpA                                                     182,000           1,034,660
           #   Pirelli & Co. SpA                                                          1,486,658           1,640,719
           #   SAI SpA (Sta Assicuratrice Industriale), Torino                              167,605           4,368,323
           #   San Paolo-IMI SpA                                                            833,105          11,571,110
               Societe Cattolica di Assicurazoni Scarl SpA                                    8,800             384,956
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $85,190,508)                                                                                      98,568,540
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Fiat SpA Warrants 2007                                                        51,693              12,086
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ITALY
       (Cost $85,190,508)                                                                                    98,580,626
                                                                                                       ----------------

     IRELAND -- (1.8%)
     COMMON STOCKS -- (1.8%)
               Allied Irish Banks P.L.C.                                                    688,656          14,288,890
               Bank of Ireland P.L.C.                                                     1,181,012          17,929,477

               CRH P.L.C.                                                                 1,243,314          31,389,925
           *   Elan Corp. P.L.C.                                                            587,038           4,481,845
               Irish Permanent P.L.C.                                                       650,175          10,813,430
                                                                                                       ----------------

     TOTAL -- IRELAND
       (Cost $73,640,064)                                                                                    78,903,567
                                                                                                       ----------------
     FINLAND -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Fortum Oyj                                                                   383,200           5,804,712
               Huhtamaki Van Leer Oyj                                                         2,300              34,923
               Kemira GrowHow Oyj                                                            21,542             166,892
               Kemira Oyj                                                                   101,377           1,349,484
               Kesko Oyj                                                                    157,000           3,763,045
               Metso Oyj                                                                    219,166           4,387,953
               M-Real Oyj Series B                                                          253,400           1,367,837
               Okobank Class A                                                               65,000           1,036,945
               Outokumpu Oyj Series A                                                       351,300           4,845,269
               Rautaruukki Oyj Series K                                                      75,900           1,069,234
               Stora Enso Oyj Series R                                                      922,500          12,120,767
               Upm-Kymmene Oyj                                                              865,900          16,741,637
               Wartsila Corp. Oyj Series B                                                   59,400           1,787,015
                                                                                                       ----------------

     TOTAL -- FINLAND
       (Cost $47,739,726)                                                                                    54,475,713
                                                                                                       ----------------

     BELGIUM -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Ackermans & Van Haaren SA                                                      4,187             166,139
               Banque Nationale de Belgique                                                   1,049           4,308,998
               Bekaert SA                                                                     2,787             206,610
               Cofinimmo SA                                                                   1,108             175,964
         # *   Cumerio                                                                       70,740             974,956
           *   Cumerio VVPR                                                                   2,009                  74
           #   Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                        231,485          13,660,326
           #   Dexia SA                                                                     191,251           4,149,578
               D'Ieteren SA                                                                     431              85,582
           #   Groupe Bruxelles Lambert                                                      55,500           4,720,650
           *   ING Bank Belgium NV                                                              128                   0
               Interbrew SA                                                                 196,392           6,490,050
               KBC Bancassurance Holding SA                                                 127,286          10,318,758
           #   Nationale a Portefeuille                                                       4,029             853,844
           #   Suez (ex Suez Lyonnaise des Eaux)                                             95,400           2,568,186
           *   Umicore-Strip VVPR                                                             2,009                 270
               Union Miniere SA                                                              70,740           5,556,572
                                                                                                       ----------------

     TOTAL -- BELGIUM
       (Cost $39,649,089)                                                                                    54,236,557
                                                                                                       ----------------

     DENMARK -- (1.2%)
     COMMON STOCKS -- (1.2%)
               Carlsberg A.S. Series B                                                       35,725           1,748,981
           #   Codan A.S.                                                                    57,000           2,788,695
               Danisco A.S.                                                                  90,330           6,219,533
               Danske Bank A.S.                                                             481,453          13,815,709
           *   Jyske Bank A.S.                                                               89,350           3,413,511
               Nordea AB                                                                    475,918           4,348,109
               Rockwool, Ltd.                                                                16,200           1,124,376
               Sydbank A.S.                                                                  71,200           1,477,059
               Tele Danmark A.S.                                                            380,150          16,760,739
                                                                                                       ----------------

     TOTAL -- DENMARK
       (Cost $36,729,428)                                                                                    51,696,712
                                                                                                       ----------------

     NORWAY -- (1.0%)
     COMMON STOCKS -- (1.0%)
               Den Norske Bank ASA Series A                                                 905,394           8,757,199
           *   Fred Olsen Energy ASA                                                         34,000             682,271
           #   Norsk Hydro ASA                                                              287,800          23,325,408
               Norske Skogindustrier ASA Series A                                           247,500           3,801,116
               Orkla ASA Series A                                                            96,900           3,302,860
               Prosafe ASA                                                                    7,300             219,358
               Storebrand ASA                                                               415,300           3,455,309
                                                                                                       ----------------

     TOTAL -- NORWAY
       (Cost $36,542,042)                                                                                    43,543,521
                                                                                                       ----------------

     SINGAPORE -- (0.7%)
     COMMON STOCKS -- (0.7%)
           #   Creative Technology Co., Ltd.                                                 39,550             314,458
               DBS Group Holdings, Ltd.                                                     813,000           6,769,561
               Fraser & Neave, Ltd.                                                         756,290           7,112,115
               Keppel Land, Ltd.                                                            258,000             352,261
               Neptune Orient Lines, Ltd.                                                   189,000             378,024
               Overseas Chinese Banking Corp., Ltd.                                          94,000             782,999
               SembCorp Industries, Ltd.                                                    690,900             938,841
               Singapore Airlines, Ltd.                                                   1,258,000           8,653,781
               Singapore Land, Ltd.                                                         813,000           2,529,545
               United Overseas Bank, Ltd.                                                    66,000             565,603
           #   United Overseas Land, Ltd.                                                 1,734,000           2,282,735
                                                                                                       ----------------

     TOTAL -- SINGAPORE
       (Cost $26,577,243)                                                                                    30,679,923
                                                                                                       ----------------

     PORTUGAL -- (0.4%)
     COMMON STOCKS -- (0.4%)
               Banco Comercial Portugues SA                                               2,332,042           6,034,412
               Banco Espirito Santo e Comercial de Lisboa                                   192,268           3,018,327
               BPI SGPS SA                                                                  635,057           2,402,573
               Cimpor Cimentos de Portugal SA                                               385,415           2,067,538
               Portucel-Empresa Produtora de Pasta de Papel SA                            1,442,478           2,487,422
                                                                                                       ----------------

     TOTAL -- PORTUGAL
       (Cost $14,634,454)                                                                                    16,010,272
                                                                                                       ----------------

     GREECE -- (0.3%)
     COMMON STOCKS -- (0.3%)
           *   Agricultural Bank of Greece S.A.                                             123,600             895,249
               Alpha Credit Bank                                                             42,048           1,155,740
               Bank of Greece                                                                 8,520           1,075,583
               Bank of Piraeus S.A.                                                           4,600              82,240
           *   Commercial Bank of Greece                                                     44,760           1,371,166
               EFG Eurobank Ergasias S.A.                                                    60,097           1,851,458
               Hellenic Petroleum S.A.                                                      159,140           1,530,147
               Hellenic Telecommunication Organization Co. S.A.                             276,079           4,918,577
               National Bank of Greece                                                       20,176             680,936
                                                                                                       ----------------

     TOTAL -- GREECE
       (Cost $9,708,569)                                                                                     13,561,096
                                                                                                       ----------------

     AUSTRIA -- (0.3%)
     COMMON STOCKS -- (0.3%)
               Bank Austria Creditanstalt AG                                                 70,493           6,932,327
               Bohler Uddeholm AG                                                             6,402             826,246
               Voestalpine AG                                                                62,211           4,194,277
               Wienerberger AG                                                               10,244             453,991
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $8,010,878)                                                                                       12,406,841
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Boehler-Uddeholm AG Rights 06/02/05                                            6,402                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- AUSTRIA
       (Cost $8,010,878)                                                                                     12,406,841
                                                                                                       ----------------

     EMU -- (0.2%)
     INVESTMENT IN CURRENCY -- (0.2%)
           *   Euro Currency                                                                                  8,495,382
                                                                                                       ----------------
     (Cost $8,683,335)

     NEW ZEALAND -- (0.1%)
     COMMON STOCKS -- (0.1%)
               Auckland International Airport, Ltd.                                         399,312             575,334
               Carter Holt Harvey, Ltd.                                                   1,955,577           2,456,271
               Fletcher Building, Ltd.                                                      693,880           3,045,029
                                                                                                       ----------------

     TOTAL -- NEW ZEALAND
        (Cost $5,397,217)                                                                                     6,076,634
                                                                                                       ----------------

     MALAYSIA -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Rekapacific Berhad                                                           691,000                   0
                                                                                                       ----------------
     (cost $1,085,853)

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (20.6%)

           ^   Repurchase Agreement, Deutsche Bank Securities, Merrill
               Lynch & Mizuho Securities USA 2.96%, 3.07%, and 2.98%,
               respectively, 06/01/05 (Collateralized by $1,247,813,560
               U.S. TIPS 1.875%, 07/15/13 and 3.375%, 01/15/07; U.S.
               STRIPS, rates ranging from 0% to 10.75%, maturities ranging from 08/15/05 to 02/15/31; GNMA's, rates ranging from 3.75%
               to 5.75%, maturities ranging from 01/20/34 to 05/20/35;
               AID-Israel, rates ranging from 0% to 5.50%, maturities
               ranging from 11/01/13 to 09/18/23; & U.S. Treasury Notes,
               rates ranging from 1.125% to 4.75%, maturities ranging from
               06/30/05 to 02/15/15, valued at $915,552,116) to be
               repurchased at $897,667,509 (Cost $897,592,866)                     $        897,593         897,592,866
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $3,763,255,811)                                                                                  $  4,364,903,149
                                                                                                       ----------------

----------
+              Securities have been fair valued. See Note B to Financial
               Statements.
*              Non-Income Producing Securities.
#              Total or Partial Securities on Loan.
^              Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
JAPAN -- (77.6%)
COMMON STOCKS -- (77.2%)
Industrials -- (21.7%)
  # *    A&A Material Corp.                                                                 123,000    $        166,283
    #    Advan Co., Ltd.                                                                     62,300             812,276
         ADVANEX, Inc.                                                                       78,000             312,390
         Aica Kogyo Co., Ltd.                                                               157,000           1,796,579
         Aichi Corp.                                                                        166,700             887,368
         Aida Engineering, Ltd.                                                             113,000             609,070
    #    Airtech Japan, Ltd.                                                                 12,100             118,542
    #    Alps Logistics Co., Ltd.                                                            35,400             663,319
         Altech Co., Ltd.                                                                    14,000             101,571
         Altech Corp.                                                                        17,050             195,329
         Amano Corp.                                                                        184,000           1,910,494
         Amatsuji Steel Ball Manufacturing Co., Ltd.                                         42,000             480,324
         Ando Corp.                                                                         165,000             434,483
         Anest Iwata Corp.                                                                  100,000             327,786
    *    Arai-Gumi, Ltd.                                                                     34,450              67,418
         Asahi Diamond Industrial Co., Ltd.                                                 162,000           1,013,388
         Asahi Kogyosha Co., Ltd.                                                            48,000             179,659
    #    Asahi Pretec Corp.                                                                  48,000             688,438
    *    Asahi Tec Corp.                                                                    118,000             216,155
    #    Asahi Techno Glass Corp.                                                           126,000             676,712
         Asanuma Corp.                                                                      162,000             323,459
         Asia Air Survey Co., Ltd.                                                           17,000              72,465
         Asia Securities Printing Co., Ltd.                                                  36,000             416,944
         Asunaro Construction, Ltd.                                                         102,000             575,244
         Ataka Constuction & Engineering Co., Ltd.                                           38,000             147,529
         Bando Chemical Industries, Ltd.                                                    236,000           1,007,264
         Biken Techno Corp.                                                                   4,200              35,499
    #    BSL Corp.                                                                          432,140             820,879
         Bunka Shutter Co., Ltd.                                                            153,000             806,104
    *    Cats, Inc.                                                                          15,400                 426
         Central Security Patrols Co., Ltd.                                                  31,400             255,415
    #    Chugai Ro Co., Ltd.                                                                201,000             486,955
    #    Chuo Denki Kogyo Co., Ltd.                                                          54,000             311,167
         CKD Corp.                                                                          139,000             988,330
         Commuture Corp.                                                                     97,202             707,009
    #    Cosel Co., Ltd.                                                                     45,500           1,211,471
         CTI Engineering Co., Ltd.                                                           38,200             326,567
         Dai-Dan Co., Ltd.                                                                  102,000             590,813
         Daifuku Co., Ltd.                                                                  249,000           2,076,609
         Daihen Corp.                                                                       292,000             761,105
         Daiho Corp.                                                                        125,000             302,648
         Dai-Ichi Jitsugyo Co., Ltd.                                                        119,000             431,432

         Daimei Telecom Engineering Corp.                                                    84,000             720,708
         Daiseki Co., Ltd.                                                                   51,000             717,629
  # *    Daisue Construction Co., Ltd.                                                      151,500             158,175
         Daiwa Industries, Ltd.                                                             101,000             574,777
    #    Danto Corp.                                                                         62,000             237,977
    #    Densei-Lambda KK                                                                    34,584             444,384
         Denyo Co., Ltd.                                                                     56,000             482,038
         DMW Corp.                                                                            1,600              65,361
         Eikoh, Inc.                                                                         12,100             112,104
  # *    Enshu, Ltd.                                                                         96,000             282,678
  # *    Fudo Construction Co., Ltd.                                                        346,200             614,876
    *    Fujita Corp.                                                                       365,100             281,154
    #    Fujitec Co., Ltd.                                                                  203,000           1,049,253
         Fujitsu Devices, Inc.                                                               51,000             562,449
         Fukuda Corp.                                                                        96,000             597,816
         Fukusima Industries Corp.                                                           20,000             265,418
  # *    Furukawa Co., Ltd.                                                                 908,000           1,098,086
         Hakuyosha Co., Ltd.                                                                 57,000             177,342
         Haltec Corp.                                                                        32,000              66,056
    *    Hamai Co., Ltd.                                                                     22,000              34,705
    #    Hanwa Co., Ltd.                                                                    484,000           1,606,737
    *    Hazama Corp.                                                                       152,500             362,450
         Hibiya Engineering, Ltd.                                                            84,000             752,148
    #    Hisaka Works, Ltd.                                                                  41,000             377,365
         Hitachi Kiden Kogyo, Ltd.                                                           27,000             119,994
         Hitachi Metals Techno, Ltd.                                                         13,000              45,437
         Hitachi Plant Engineering & Construction Co., Ltd.                                 260,000           1,255,218
         Hitachi Tool Engineering, Ltd.                                                      55,000             605,545
         Hitachi Transport System, Ltd.                                                      75,000             624,680
  # *    Hitachi Zosen Corp.                                                              1,147,500           1,485,018
         Hokuriku Electrical Construction Co., Ltd.                                          36,000             129,767
  # *    Hosokawa Micron Corp.                                                               78,000             683,227
  # *    Howa Machinery, Ltd.                                                               235,000             288,126
    *    Ichiken Co., Ltd.                                                                   48,000              84,363
    #    Iino Kaiun Kaisha, Ltd.                                                            263,000           1,209,897
         i-Logistics Corp.                                                                   52,000             178,771
         Inaba Denki Sangyo Co., Ltd.                                                        58,400           1,625,874
         Inabata and Co., Ltd., Osaka                                                       126,000           1,035,108
         Inui Steamship Co., Ltd.                                                            68,000             321,843
    #    Iseki & Co., Ltd.                                                                  498,000           1,270,849
  # *    Ishikawa Seisakusho, Ltd.                                                           75,000             160,822
         Ishikawajima Construction Materials Co., Ltd.                                       18,000              50,852
         Ishikawajima Transport Machinery Co., Ltd.                                          30,000              84,801
    #    Itoki Crebio Corp.                                                                  78,000             434,609
    #    Iwasaki Electric Co., Ltd.                                                         183,000             704,281
         Iwatani International Corp.                                                        566,000           1,463,145
    *    J Bridge Corp.                                                                      41,000             635,906
    #    Jalux, Inc.                                                                         24,500             430,858
         Jamco Corp.                                                                         49,000             301,491
    *    Japan Bridge Corp.                                                                  31,000              40,957
         Japan Cash Machine Co., Ltd.                                                        67,215           1,493,515
         Japan Foundation Engineering Co., Ltd.                                              62,000             345,805
         Japan Maintenance Co., Ltd.                                                         40,800             442,124
    #    Japan Pulp and Paper Co., Ltd.                                                     325,000           1,065,833
         Japan Servo Co., Ltd.                                                               51,000             137,230

         Japan Steel Tower Co., Ltd.                                                         44,000             216,683
    #    Japan Steel Works, Ltd.                                                            846,000           1,708,634
  # *    Japan Storage Battery Co., Ltd.                                                    529,000           1,077,919
    #    Japan Transcity Corp.                                                              137,000             527,977
    *    JFE Shoji Holdings, Inc.                                                           116,000             401,794
    *    Kamagai Gumi Co., Ltd.                                                              87,800             226,588
         Kamei Corp.                                                                         89,000             969,463
         Kanaden Corp.                                                                       66,000             385,724
    #    Kanagawa Chuo Kotsu Co., Ltd.                                                      134,000             666,105
         Kanamoto Co., Ltd.                                                                  66,000             412,248
    *    Kanematsu Corp.                                                                    921,500           1,188,653
    *    Kanematsu-NNK Corp.                                                                 60,000             109,585
    #    Katakura Industries Co., Ltd.                                                       72,000           1,015,917
    #    Kato Works Co., Ltd.                                                               109,000             285,443
    *    Katsumura Construction Co., Ltd.                                                    48,600              49,011
         Kawada Industries, Inc.                                                            102,000             253,010
         Kawasho Gecoss Corp.                                                                73,100             431,198
    #    Keihin Co., Ltd.                                                                   178,000             590,492
    *    Kimmon Manufacturing Co., Ltd.                                                      41,000              74,681
  # *    Kimura Chemical Plants Co., Ltd.                                                    27,000              92,608
    #    Kinki Sharyo Co., Ltd., Nagaokakyo                                                 150,000             389,729
    *    Kinsho Corp.                                                                        21,000              68,328
         Kioritz Corp.                                                                      143,000             391,163
    #    Kitagawa Iron Works Co., Ltd.                                                      150,000             310,297
         Kitano Construction Corp.                                                          162,000             419,652
         Kitazawa Sangyo Co., Ltd.                                                           17,500              54,671
    #    Kitz Corp.                                                                         268,000           1,246,653
         Kodensha Co., Ltd.                                                                  14,000              46,637
         Koekisha Co., Ltd.                                                                   9,600             213,900
         Koike Sanso Kogyo Co., Ltd.                                                         71,000             185,884
         Koito Industries, Ltd.                                                              92,000             423,709
    *    Kokusai Kogyo Co., Ltd.                                                             60,000             191,818
         Komai Tekko, Inc.                                                                   74,000             243,074
         Kondotec, Inc.                                                                      30,000             256,820
         Kosaido Co., Ltd.                                                                   55,700             440,511
         Kuroda Electric Co., Ltd.                                                           71,300           1,719,195
    #    Kyodo Printing Co., Ltd.                                                           188,000             810,189
    #    Kyoei Sangyo Co., Ltd.                                                              44,000             149,093
         Kyokuto Boeki Kaisha, Ltd.                                                          36,000             109,361
         Kyokuto Kaihatsu Kogyo Co., Ltd.                                                    63,400             765,316
         Kyosan Electric Manufacturing Co., Ltd.                                            119,000             409,491
         Kyowa Exeo Corp.                                                                   201,000           1,645,236
         Kyudenko Corp.                                                                     182,000           1,081,376
         Link Consulting Associates - Japan Corp.                                            24,300              92,751
    *    Lonseal Corp.                                                                       69,000              99,480
         Maeda Corp.                                                                        358,000           1,974,969
         Maeda Road Construction Co., Ltd.                                                  220,000           1,545,804
         Maezawa Industries, Inc.                                                            38,100             213,962
         Maezawa Kaisei Industries Co., Ltd.                                                 33,800             604,580
    #    Makino Milling Machine Co., Ltd.                                                   193,000           1,142,628
         Marubeni Construction Material Lease Co., Ltd.                                      54,000             128,442
         Maruwn Corp.                                                                        44,000             166,232
    #    Maruyama Manufacturing Co., Inc.                                                   108,000             888,355
         Maruzen Showa Unyu Co., Ltd.                                                       205,000             692,952
         Matsuda Sangyo Co., Ltd.                                                            41,500             380,726

         Matsui Construction Co., Ltd.                                                       61,600             276,948
  # *    Matsuo Bridge Co., Ltd.                                                             37,000              70,275
         Max Co., Ltd.                                                                      126,000           1,479,697
    #    Meidensha Corp.                                                                    533,050           1,251,054
  # *    Meiji Machine Co., Ltd.                                                             90,000             100,307
         Meiji Shipping Co., Ltd.                                                            58,000             212,712
    *    Meisei Industrial Co., Ltd.                                                         29,000              90,411
         Meito Transportation Co., Ltd.                                                      22,000             201,970
    *    Meiwa Trading Co., Ltd.                                                             55,000             134,721
         Mirai Group Co., Ltd.                                                               49,000             101,549
  # *    Mitsubishi Cable Industries, Ltd.                                                  330,000             381,173
  # *    Mitsubishi Kakoki Kaisha, Ltd.                                                     149,000             277,856
         Mitsubishi Pencil Co., Ltd.                                                         70,000             709,658
         Mitsuboshi Belting, Ltd.                                                           190,000           1,108,062
  # *    Mitsui Matsushima Co., Ltd.                                                        117,000             234,931
         Mitsui-Soko Co., Ltd.                                                              307,000           1,039,429
         Mitsumura Printing Co., Ltd.                                                        73,000             476,078
         Miura Co., Ltd.                                                                     92,900           1,857,598
         Miura Printing Corp.                                                                19,000              69,074
    #    Miyaji Engineering Group                                                           120,000             300,893
    #    Mori Seiki Co., Ltd.                                                               191,400           1,978,984
         Morita Corp.                                                                       100,000             590,124
         Moshi Moshi Hotline, Inc.                                                           12,200           1,215,404
         Mystar Engineering Corp.                                                            15,600              90,271
         Nabtesco Corp.                                                                     285,000           1,806,013
         NAC Co., Ltd.                                                                       25,100             416,412
    #    Nachi-Fujikoshi Corp.                                                              553,000           1,876,792
    *    Nakano Corp.                                                                        49,000             107,698
         NEC System Integration & Construction, Ltd.                                         94,100             843,787
         Nichias Corp.                                                                      296,000           1,194,421
         Nichiban Co., Ltd.                                                                  75,000             293,168
         Nichiha Corp.                                                                       75,080           1,095,918
         Nichireki Co., Ltd.                                                                 65,000             248,652
    *    Nihon Spindle Manufacturing Co., Ltd.                                               56,000             121,983
         Nikkiso Co., Ltd.                                                                  151,000             897,956
    #    Nikko Co., Ltd., Akashi                                                             66,000             245,629
         Nippei Toyama Corp.                                                                 80,000             217,685
         Nippo Corp.                                                                        256,000           1,710,014
    #    Nippon Carbon Co., Ltd.                                                            242,000             427,152
         Nippon Chutetsukan KK                                                               44,000              98,720
  # *    Nippon Conveyor Co., Ltd.                                                           43,000              54,997
         Nippon Densetsu Kogyo Co., Ltd.                                                    134,000             794,926
         Nippon Denwa Shisetu Co., Ltd.                                                     121,000             438,398
         Nippon Hume Corp.                                                                   43,000             128,885
         Nippon Jogesuido Sekkei Co., Ltd.                                                      175             255,584
         Nippon Kanzai Co., Ltd.                                                             42,300             769,989
    #    Nippon Koei Co., Ltd., Tokyo                                                       190,000             640,248
         Nippon Konpo Unyu Soko Co., Ltd.                                                   167,000           1,758,573
         Nippon Road Co., Ltd.                                                              208,000             471,890
         Nippon Seisen Co., Ltd.                                                             39,000             141,645
         Nippon Sharyo, Ltd.                                                                322,000             774,215
    #    Nippon Signal Co., Ltd.                                                            140,000             812,612
         Nippon Thompson Co., Ltd.                                                          171,000           1,218,272
         Nippon Tungsten Co., Ltd.                                                           44,000             113,350
    #    Nippon Yusoki Co., Ltd.                                                             71,000             263,051

         Nishimatsu Construction Co., Ltd.                                                  238,000             802,492
         Nishishiba Electric Co., Ltd.                                                       28,000              52,146
         Nissan Diesel Motor Co., Ltd.                                                       64,000             238,414
         Nissei Corp.                                                                        65,700             703,994
         Nissei Plastic Industrial Co., Ltd.                                                 46,000             331,934
         Nissha Printing Co., Ltd.                                                          102,000           1,571,354
    #    Nisshin Fudosan Co., Ltd.                                                           40,600             492,951
  # *    Nissho Iwai-Nichmen Holdings Corp.                                                 347,100           1,340,409
         Nissin Corp.                                                                       248,000             755,034
         Nissin Electric Co., Ltd.                                                          223,000             724,786
         Nitchitsu Co., Ltd.                                                                 14,000              31,025
         Nitta Corp.                                                                         64,100             910,096
         Nittan Co., Ltd.                                                                    23,000              79,548
         Nitto Boseki Co., Ltd.                                                             560,000           1,135,078
         Nitto Electric Works, Ltd.                                                          95,500           1,086,001
         Nitto Kohki Co., Ltd.                                                               47,600             847,780
         Nitto Seiko Co., Ltd.                                                               56,000             160,724
  # *    Nittoc Construction Co., Ltd.                                                       61,000             121,893
    #    Nomura Co., Ltd.                                                                   122,000             491,078
         Noritz Corp.                                                                       114,000           1,791,008
         Obayashi Road Corp.                                                                 65,000             146,920
         Odakyu Construction Co., Ltd.                                                       29,000              78,656
    *    Ohki Corp.                                                                          73,000                   0
  # *    Ohmori Co., Ltd.                                                                    18,400              11,494
         Oiles Corp.                                                                         44,800             890,951
         Okabe Co., Ltd.                                                                     46,000             304,089
    *    Okamoto Machine Tool Works, Ltd.                                                    75,000             204,106
         Okamura Corp.                                                                      257,000           1,799,702
    #    Oki Electric Cable Co., Ltd.                                                        76,000             330,052
    *    OKK Corp.                                                                          138,000             258,040
         Okuma and Howa Machinery, Ltd.                                                      96,000             315,970
         Okuma Corp.                                                                        303,000           1,720,772
    #    O-M, Ltd.                                                                           46,000             108,311
         Onoken Co., Ltd.                                                                    42,000             568,788
         Organo Corp.                                                                       113,000             516,986
         Oriental Construction Co., Ltd.                                                     51,900             237,582
         Original Engineering Consultants Co., Ltd.                                           9,000              40,538
         Oyo Corp.                                                                           62,000             703,516
         P.S. Mitsubishi Construction Co., Ltd.                                              58,300             230,687
    *    Pasco Corp.                                                                        135,500             339,057
    #    Patlite Corp.                                                                       21,340             461,814
  # *    Penta-Ocean Construction Co., Ltd.                                                 887,000           1,292,535
  # *    PIA Corp.                                                                           17,200             330,497
         Pilot Corp.                                                                             83             337,131
         Raito Kogyo Co., Ltd.                                                              110,600             423,904
         Rasa Industries, Ltd.                                                              146,000             464,480
         Rheon Automatic Machinery Co., Ltd.                                                 40,000             135,326
         Riken Electric Wire Co., Ltd.                                                       20,000              35,222
         Ryobi, Ltd.                                                                        390,000           1,696,514
    *    Saeki Kensetsu Kogyo Co., Ltd.                                                      71,000              97,278
    *    Sailor Pen Co., Ltd.                                                                74,000             159,934
         Sakai Heavy Industries, Ltd.                                                        60,000             152,346
    *    Sakurada Co., Ltd.                                                                  38,000              58,272
    #    Sanix, Inc.                                                                         73,400             754,333
         Sanki Engineering Co., Ltd.                                                        172,000           1,219,523

         Sanko Metal Industrial Co., Ltd., Tokyo                                             54,000             112,334
    #    Sankyu, Inc., Tokyo                                                                628,000           1,765,259
         Sanritsu Corp.                                                                       5,400              54,410
         Sanyo Denki Co., Ltd.                                                              133,000             644,352
         Sanyo Engineering & Construction, Inc.                                              48,000             269,403
         Sanyo Industries, Ltd., Tokyo                                                       48,000             128,374
  # *    Sasebo Heavy Industries Co., Ltd., Tokyo                                           362,000             706,073
    *    Sata Construction Co., Ltd., Gumma                                                  61,000              73,694
    #    Sato Corp.                                                                          71,600           1,569,069
         Sato Shoji Corp.                                                                    42,000             350,959
         Sawafugji Electric Co., Ltd.                                                        31,000              85,639
         Secom Joshinetsu Co., Ltd.                                                          29,200             678,188
         Secom Techno Service Co., Ltd.                                                      29,000             933,494
         Seibu Electric Industry Co., Ltd.                                                   46,000             250,315
         Seika Corp.                                                                        179,000             386,542
    *    Seikitokyu Kogyo Co., Ltd.                                                          86,000              99,179
         Sekisui Jushi Co., Ltd.                                                             97,000             624,049
         Senko Co., Ltd.                                                                    226,000             782,734
         Senshu Electric Co., Ltd.                                                           21,300             327,026
    #    Shibaura Mechatronics Corp.                                                        105,000             888,222
         Shibusawa Warehouse Co., Ltd.                                                      140,000             390,514
         Shibuya Kogyo Co., Ltd.                                                             54,000             458,281
         Shin Nippon Air Technologies Co., Ltd.                                              52,680             366,125
         Shin-Keisei Electric Railway Co., Ltd.                                              97,000             350,006
    #    Shinko Electric Co., Ltd.                                                          284,000             786,830
         Shin-Kobe Electric Machinery Co., Ltd.                                              97,000             548,840
         Shinmaywa Industries, Ltd.                                                         264,000           1,308,177
         Shinsho Corp.                                                                      139,000             347,345
    #    Shinwa Kaiun Kaisha, Ltd.                                                          359,000           1,048,190
    *    Shiraishi Corp.                                                                     25,000              44,701
    *    Sho-Bond Corp.                                                                      54,900             426,220
    #    Shoko Co., Ltd.                                                                    234,000             402,795
    #    Showa Electric Wire & Cable Co., Ltd., Kawasaki                                    424,000             528,268
         Showa Mining Co., Ltd.                                                              66,000             218,437
         Sintokogio, Ltd., Nagoya                                                           116,000             871,536
         Soda Nikka Co., Ltd.                                                                35,000             115,760
         Sodick Co., Ltd.                                                                    97,000             911,724
         Space Co., Ltd.                                                                     29,180             355,091
         Sugimoto & Co., Ltd.                                                                20,500             272,064
    *    Sumitomo Coal Mining Co., Ltd.                                                     281,500             331,626
         Sumitomo Densetsu Co., Ltd.                                                         69,800             277,897
  # *    Sumitomo Mitsui Construction Co., Ltd.                                             629,600             501,633
         Sumitomo Precision Products Co., Ltd., Amagasaki City                               84,000             325,224
    #    Sumitomo Warehouse Co., Ltd.                                                       311,000           1,590,690
         Sun Wave Corp.                                                                      96,000             298,200
         Tadano, Ltd.                                                                       286,000           1,450,683
         Taihei Dengyo Kaisha, Ltd.                                                          97,000             548,178
    *    Taihei Kogyo Co., Ltd.                                                             151,000             428,961
    *    Taiheiyo Kouhatsu, Inc.                                                             90,000             150,522
         Taiho Kogyo Co., Ltd.                                                               50,400             538,007
         Taikisha, Ltd.                                                                      97,000           1,270,422
         Taisei Rotec Corp.                                                                 185,000             373,250
         Takada Kiko Co., Ltd.                                                               44,000             280,367
    #    Takamatsu Corp.                                                                     43,700           1,335,419
         Takano Co., Ltd.                                                                    34,400             508,304

         Takaoka Electric Manufacturing Co., Ltd., Tokyo                                    194,000             383,388
         Takara Printing Co., Ltd.                                                           17,050             142,367
         Takara Standard Co., Ltd.                                                           46,000             294,104
         Takasago Thermal Engineering Co., Ltd.                                             189,000           1,332,256
         Takashima & Co., Ltd.                                                               90,000             223,742
         Takigami Steel Construction Co., Ltd.                                               50,000             368,802
         Takuma Co., Ltd.                                                                   195,000           1,352,377
         Tanseisha Co., Ltd.                                                                 26,000             100,226
         Tatsuta Electric Wire & Cable Co., Ltd.                                            137,000             293,342
  # *    TC Properties Co., Ltd.                                                            579,000                   0
    #    TCM Corp.                                                                          176,000             406,863
         Techno Ryowa, Ltd.                                                                  32,200             216,126
         Tekken Corp.                                                                       336,000             614,326
         Teraoka Seisakusho Co., Ltd.                                                        37,000             332,973
         Tetra Co., Ltd., Tokyo                                                              64,000             235,462
         Toa Corp.                                                                          440,000             826,850
    #    Toa Doro Kogyo Co., Ltd.                                                           110,000             352,465
    #    Tocalo Co., Ltd.                                                                    39,000             849,176
         Todentu Corp.                                                                       57,000             162,442
         Toenec Corp.                                                                       218,000             920,104
         Tohoku Telecommunications Construction Co., Ltd.                                    42,000             324,556
         Tokai Konetsu Kogyo Co., Ltd.                                                       15,000              58,736
    *    Tokai Lease Co., Ltd.                                                               18,000              47,519
    #    Tokimec, Inc.                                                                      152,000             294,522
    #    Toko Electric Corp.                                                                 72,000             306,007
         Tokyo Biso Kogyo Corp.                                                              19,000             243,376
         Tokyo Energy & Systems, Inc.                                                        77,000             416,085
    #    Tokyo Kikai Seisakusho, Ltd.                                                       172,000             480,939
         Tokyo Leasing Co., Ltd.                                                            142,500           2,006,349
         Tokyo Sangyo Co., Ltd.                                                              36,500             128,544
         Toli Corp.                                                                         173,000             502,954
         Tomoe Corp.                                                                         84,000             306,356
         Tonami Transportation Co., Ltd.                                                    210,000             711,536
    #    Torishima Pump Manufacturing Co., Ltd., Osaka                                       62,000             382,018
    #    Toshiba Machine Co., Ltd.                                                          366,000           1,993,050
         Toshiba Plant Kensetsu Co., Ltd.                                                   221,000             959,748
         Tosho Printing Co., Ltd.                                                           156,000             563,026
         Totetsu Kogyo Co., Ltd.                                                             73,000             345,505
         Toyo Bussan Co., Ltd.                                                               36,300             366,134
  # *    Toyo Construction Co., Ltd.                                                        541,000             629,359
    #    Toyo Electric Co., Ltd.                                                             91,000             349,962
    #    Toyo Engineering Corp.                                                             473,000           1,289,579
  # *    Toyo Shutter Co., Ltd.                                                              77,000             102,112
         Toyo Wharf & Warehouse Co., Ltd.                                                   150,000             312,431
         Trusco Nakayama Corp.                                                               75,500           1,391,815
         Tsubaki Nakashima Co., Ltd.                                                        112,000           1,377,190
         Tsubakimoto Chain Co.                                                              435,000           1,961,268
         Tsubakimoto Kogyo Co., Ltd.                                                         44,000             142,917
         Tsudakoma Corp.                                                                    124,000             340,827
    #    Tsugami Corp.                                                                      188,000             930,373
         Tsukishima Kikai Co., Ltd.                                                         102,000             858,744
         Tsurumi Manufacturing Co., Ltd.                                                     53,000             453,727
         Tsuzuki Denki Co., Ltd.                                                             36,000             138,765
         Uchida Yoko Co., Ltd.                                                              101,000             423,168
         Ueki Corp.                                                                          47,000             117,274

    #    Union Tool Co.                                                                      48,500           1,412,643
         Utoc Corp.                                                                          68,000             192,804
    #    Wakachiku Construction Co., Ltd.                                                   251,000             487,718
         Watabe Wedding Corp.                                                                18,900             341,016
         Weathernews, Inc.                                                                   15,800             115,587
         Yahagi Construction Co., Ltd.                                                       75,000             296,706
    #    Yamato Corp.                                                                        50,000             229,263
         Yamaura Corp.                                                                       19,000              48,378
         Yamazen Co., Ltd.                                                                  205,000             742,529
         Yasuda Warehouse Co., Ltd.                                                          61,000             421,702
         Yokogawa Bridge Corp.                                                               98,400             594,403
         Yondenko Corp.                                                                      80,800             445,573
    *    Yuasa Trading Co., Ltd.                                                            376,000             595,177
         Yuken Kogyo Co., Ltd.                                                               83,000             235,611
         Yurtec Corp.                                                                       179,000             986,176
    #    Yushin Precision Equipment Co., Ltd.                                                30,640             520,160
    *    Z- Plus Holdings Co., Ltd.                                                          52,000             131,977
                                                                                                       ----------------
Total Industrials
(Cost $226,668,478)                                                                                         218,629,039
                                                                                                       ----------------

Consumer Discretionary -- (17.3%)
    #    ABILIT Corp.                                                                        38,000           1,489,060
    #    Aeon Fantasy Co., Ltd.                                                              27,300             671,138
    #    Ahresty Corp.                                                                       38,200             629,043
         Aichi Machine Industry Co., Ltd.                                                   189,000             838,905
         Aigan Co., Ltd.                                                                     33,500             297,589
         Aisan Industry Co., Ltd.                                                           121,800           1,188,959
    #    Akebono Brake Industry Co., Ltd.                                                   215,000           1,205,919
    *    Akindo Sushiro Co., Ltd.                                                             2,200              58,377
    #    Alpine Electronics, Inc.                                                           133,400           1,898,909
    #    Anrakutei Co., Ltd.                                                                 39,000             275,186
         AOI Advertising Promotion, Inc.                                                     21,000             160,859
         Aoki International Co., Ltd.                                                       100,800           1,219,466
         Araya Industrial Co., Ltd.                                                         112,000             278,171
         Ashimori Industry Co., Ltd.                                                        109,000             263,075
         Asics Corp.                                                                        479,000           2,121,118
         Asics Trading Co., Ltd.                                                             12,000             145,777
    #    Atom Corp.                                                                          16,600              64,084
    #    Atsugi Co., Ltd.                                                                   410,000             506,916
         Aucnet, Inc.                                                                        18,500             364,842
         Autoseven Co., Inc.                                                                  7,600              89,307
    #    Avex, Inc.                                                                          98,900           1,311,824
         Banpresto Co., Ltd.                                                                 17,100             270,869
         Belluna Co., Ltd.                                                                   56,980           1,642,977
    #    Best Denki Co., Ltd.                                                               276,000           1,061,997
    *    Bookoff Corp.                                                                        6,000             140,139
         Cabin Co., Ltd.                                                                     86,000             312,004
    *    Catena Corp.                                                                        46,000              89,814
  # *    Cecile Co., Ltd.                                                                    89,400             795,972
         Chiyoda Co., Ltd.                                                                   94,500           1,540,990
         Chofu Seisakusho Co., Ltd.                                                          54,500           1,117,843
    *    Chori Co., Ltd.                                                                    405,000             807,045
         Chuo Spring Co., Ltd., Nagoya                                                      137,000             563,558
         Chuo Woollen Mills, Ltd.                                                            24,000              55,129
  # *    Clarion Co., Ltd.                                                                  640,000           1,090,034

         Cleanup Corp.                                                                       90,000             868,319
    #    Colowide Co., Ltd.                                                                  55,500             414,207
  # *    Columbia Music Entertainment, Inc.                                                 409,000             408,930
    #    Copal Co., Ltd.                                                                     21,600             244,193
         Corona Corp.                                                                        68,900           1,067,626
    #    Culture Convenience Club Co., Ltd.                                                 112,200           1,979,474
         Cybozu, Inc.                                                                           184             208,971
    #    D&M Holdings, Inc.                                                                 162,000             337,475
         Daido Kogyo Co., Ltd.                                                               85,000             228,323
    #    Daidoh, Ltd.                                                                        83,000             873,310
  # *    Daiei, Inc.                                                                         24,950             431,184
         Daiki Co., Ltd.                                                                     49,900             487,893
    *    Daikyo, Inc.                                                                       580,000           1,172,973
         Dainichi Co., Ltd.                                                                  37,700             319,009
         Daisyo Corp.                                                                        53,200             648,327
    *    Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                    42,000              54,582
  # *    Daiwa Seiko, Inc.                                                                  343,000             555,552
         Daiwabo Co., Ltd.                                                                  272,000             418,700
    #    Denny's Japan Co., Ltd.                                                             67,000           1,230,540
         Descente, Ltd.                                                                     164,000             624,852
  # *    Dia Kensetsu Co., Ltd.                                                             141,200             291,448
    #    Doshisha Co., Ltd.                                                                  25,800             872,524
    #    Doutor Coffee Co., Ltd.                                                             47,900             821,944
         Dynic Corp.                                                                         66,000             213,596
    #    Eagle Industry Co., Ltd.                                                            93,000             659,270
    *    Econach Co., Ltd.                                                                   26,000              12,664
         Exedy Corp.                                                                        114,000           1,878,821
         F.D.C. Products, Inc.                                                               21,190             289,482
         Fine Sinter Co., Ltd.                                                               31,000             108,360
    #    France Bed Holdings Co., Ltd.                                                      530,000           1,243,297
    #    Fuji Co.,Ltd.                                                                       76,100           1,345,963
    #    Fuji Corp, Ltd.                                                                     56,000             321,369
         Fuji Kiko Co., Ltd.                                                                102,000             399,955
         Fuji Kyuko Co., Ltd.                                                               251,000             898,128
    *    Fuji Spinning Co., Ltd., Tokyo                                                     163,000             191,013
         Fujikura Rubber, Ltd.                                                               34,000             193,603
         Fujita Kanko, Inc.                                                                 254,000           1,121,753
         Fujitsu Business Systems, Ltd.                                                      54,800             805,270
  # *    Fujitsu General, Ltd.                                                              236,000             799,539
  # *    Furukawa Battery Co., Ltd.                                                          45,000             108,005
         Fuso Lexel Inc.                                                                     35,500             305,250
         Gakken Co., Ltd.                                                                   247,000             689,173
    #    Genki Sushi Co., Ltd.                                                               17,200             205,539
         Gigas K's Denki Corp.                                                               10,644             249,114
         Global-Dining, Inc.                                                                  6,200              41,470
  # *    Goldwin, Inc.                                                                      117,000             272,302
         Gourmet Kineya Co., Ltd.                                                            47,000             382,397
  # *    GSI Creos Corp.                                                                    120,000             280,106
    *    H.I.S. Co., Ltd.                                                                     6,400             143,585
         Happinet Corp.                                                                      25,100             427,837
         Haruyama Trading Co., Ltd.                                                          33,100             480,131
         Hitachi Koki Co., Ltd.                                                             205,000           1,910,650
         Hitachi Powdered Metal Co., Ltd.                                                    62,000             415,038
         Homac Corp.                                                                         97,100             966,575
         Horipro, Inc.                                                                       23,400             236,727

    *    Ichida and Co., Ltd.                                                                23,400              35,747
         Ichikawa Co., Ltd.                                                                  49,000             193,620
    #    Ichikoh Industries, Ltd.                                                           163,000             404,167
         Imasen Electric Industrial Co., Ltd.                                                23,500             177,946
         Impact 21 Co., Ltd.                                                                 41,500           1,021,813
  # *    Impress Corp.                                                                          257             315,356
         Inaba Seisa Kusho Co., Ltd.                                                         38,600             640,629
         Ishizuka Glass Co., Ltd.                                                            49,000             129,902
    *    Izuhakone Railway Co., Ltd.                                                            300              14,926
  # *    Izutsuya Co., Ltd.                                                                 166,000             251,596
  # *    Jac Holdings Co., Ltd.                                                             170,800             258,230
    *    Janome Sewing Machine Co., Ltd.                                                    320,000             395,216
    #    Japan Kenzai Co., Ltd.                                                              60,240             433,338
         Japan Vilene Co., Ltd.                                                             143,000             804,850
         Japan Wool Textile Co., Ltd.                                                       202,000           1,352,309
         Jeans Mate Corp.                                                                    15,540             206,576
         Joban Kosan Co., Ltd.                                                              193,000             342,966
         Joint Corp.                                                                         40,200           1,099,947
    #    Joshin Denki Co., Ltd.                                                             147,000             613,919
         Juel Verite Ohkubo Co., Ltd                                                         24,000              59,252
  # *    Jujiya Co., Ltd.                                                                   442,000             319,870
         Juki Corp.                                                                         247,000             972,185
    *    Jyomo Co., Ltd.                                                                     48,000             109,929
    #    Kabuki-Za Co., Ltd.                                                                 25,000           1,002,170
         Kadokawa Holdings, Inc.                                                             27,000             960,098
         Kahma Co., Ltd.                                                                     69,300             989,121
         Kanto Auto Works, Ltd., Yokosuka                                                   148,900           1,748,761
         Kasai Kogyo Co., Ltd.                                                               79,000             265,650
         Kato Sangyo Co., Ltd.                                                               86,300           1,265,025
  # *    Kawai Musical Instruments Manufacturing Co., Ltd.                                  144,000             309,152
  # *    Kawashima Textile Manufacturers, Ltd.                                              175,000             270,776
         Kayaba Industry Co., Ltd.                                                          496,000           1,660,461
         Keiiyu Co., Ltd.                                                                    22,100             259,077
  # *    Keiyo Co., Ltd.                                                                    139,900             534,983
         Kentucky Fried Chicken Japan, Ltd.                                                  55,000           1,055,927
    #    Kenwood Corp.                                                                      692,000           1,304,437
    #    Kinki Nippon Tourist Co., Ltd.                                                     196,000             504,954
    #    Kinugawa Rubber Industrial Co., Ltd.                                               139,000             314,979
    #    Kisoji Co., Ltd.                                                                    52,600             832,882
    #    Kohnan Shoji Co., Ltd.                                                              47,500             639,522
    #    Kojima Co., Ltd.                                                                    83,000           1,086,815
         Komatsu Seiren Co., Ltd.                                                            80,000             420,419
         Konaka Co., Ltd.                                                                    49,300             619,045
    #    Konami Sports Corp.                                                                 64,000           1,021,999
         Kurabo Industries, Ltd.                                                            554,000           1,337,110
         Kuroganeya Co., Ltd.                                                                14,000              55,621
         Kyoritsu Maintenance Co., Ltd.                                                      22,300             432,588
         Kyoto Kimono Yuzen Co., Ltd.                                                           187             430,065
         Kyowa Leather Cloth Co., Ltd.                                                       38,800             237,484
    #    Laox Co., Ltd.                                                                     144,000             398,166
    *    Look, Inc.                                                                          50,000             153,056
    #    Maezawa Kyuso Industries Co., Ltd.                                                  29,800             411,128
  # *    Magara Construction Co., Ltd.                                                       61,000              69,864
    *    Mamiya-Op Co., Ltd.                                                                 58,000             135,889
         Marche Corp.                                                                        10,700             102,029

         Mars Engineering Corp.                                                              46,700           1,237,656
         Marubeni Telecom Co., Ltd.                                                             117             120,252
         Maruei Department Store Co., Ltd.                                                   72,000             198,190
  # *    Maruzen Co., Ltd.                                                                  208,000             369,355
         Maruzen Co., Ltd. - General Commercial Kitchen Appliances &
           Equipment                                                                         30,000             180,505
    #    Matsuya Co., Ltd.                                                                  120,000             963,489
         Matsuya Foods Co., Ltd.                                                             39,500             804,514
    #    Matsuzakaya Co., Ltd.                                                              386,077           1,789,416
         Meiwa Industry Co., Ltd.                                                            15,000              55,216
  # *    Misawa Homes Holdings, Inc.                                                         57,990           2,053,896
    #    Misawa Resort Co., Ltd.                                                            113,000             413,880
         Mitsuba Corp.                                                                      101,690             874,530
         Mitsui Home Co., Ltd.                                                              137,000             666,575
         Miyuki Keori Co., Ltd.                                                              73,000             284,527
         Mizuno Corp.                                                                       299,000           1,346,438
    #    MOS Food Services, Inc.                                                             72,000           1,052,644
    #    MR Max Corp.                                                                        73,900             270,906
         Mutow Co., Ltd.                                                                     38,000             179,050
    *    Naigai Co., Ltd.                                                                   109,000             128,919
         Nichimo Co., Ltd.                                                                   54,000             143,639
  # *    Nichimo Corp.                                                                      204,000             265,933
         Nidec Tosok Corp.                                                                   31,700             416,216
         Nihon Eslead Corp.                                                                  28,540             716,747
    *    Nihon Kentetsu Co., Ltd.                                                            27,000              68,264
         Nihon Tokushu Toryo Co., Ltd.                                                       44,000             293,101
         Nikko Travel Co., Ltd.                                                              12,200              64,687
         Nippon Felt Co., Ltd.                                                               56,000             277,075
    #    Nippon Piston Ring Co., Ltd.                                                       168,000             384,452
         Nippon Seiki Co., Ltd.                                                             130,000           1,658,626
         Nishimatsuya Chain Co., Ltd.                                                         6,200             148,285
    *    Nissen Co., Ltd.                                                                    21,100             227,307
         Nissin Kogyo Co., Ltd.                                                              48,500           1,835,886
         Nittan Valve Co., Ltd.                                                              58,000             455,453
         Nitto Seimo Co., Ltd.                                                               32,000              85,564
         Noritake Co., Ltd.                                                                 351,000           1,454,871
    #    Noritsu Koki Co., Ltd.                                                              74,900           1,550,757
    *    Omikenshi Co., Ltd.                                                                 78,000              80,248
    *    Orient Watch Co., Ltd.                                                              12,000               4,533
         Pacific Industrial Co., Ltd.                                                       116,000             552,614
         Parco Co., Ltd.                                                                    172,000           1,082,310
    #    Pentax Corp.                                                                       279,000             928,108
         Piolax, Inc.                                                                        27,300             574,395
         Press Kogyo Co., Ltd.                                                              237,000             759,847
    *    Renown D'urban Holdings, Inc.                                                       82,800             732,512
    #    Resorttrust, Inc.                                                                   64,700           1,634,382
         Rhythm Watch Co., Ltd.                                                             344,000             704,834
         Right On Co., Ltd.                                                                  52,600           1,905,119
         Riken Corp.                                                                        234,000           1,146,234
         Ringer Hut Co., Ltd.                                                                46,400             514,925
         Roland Corp.                                                                        56,400             962,641
    #    Roland DG Corp.                                                                     39,300             831,653
         Royal Co., Ltd.                                                                     88,000           1,049,767
    #    Sagami Chain Co., Ltd.                                                              44,000             393,056
         Sagami Co., Ltd.                                                                    66,000             252,180
         Sagami Rubber Industries Co., Ltd.                                                  15,000              43,187

    #    Saizeriya Co., Ltd.                                                                114,400           1,363,509
    #    Sakai Ovex Co., Ltd.                                                               124,000             266,680
    #    Sanden Corp.                                                                       323,000           1,335,386
    *    Sanei-International Co., Ltd.                                                        4,300             139,853
         Sankyo Seiko Co., Ltd.                                                             132,000             563,106
         Sanoh Industrial Co., Ltd.                                                          70,000             476,223
  # *    Sanrio Co., Ltd.                                                                   173,700           1,733,686
    #    Sanyo Shokai, Ltd.                                                                 303,000           1,612,031
         Seiko Corp.                                                                        251,407           1,353,684
    #    Seiren Co., Ltd.                                                                   128,000           1,311,370
         Senshukai Co., Ltd.                                                                106,000             903,734
         Shaddy Co., Ltd.                                                                    38,800             387,038
    *    Shikibo, Ltd.                                                                      215,000             271,519
    #    Shinyei Kaisha                                                                      80,000             271,927
         Shiroki Co., Ltd.                                                                  179,000             464,991
         Shobunsha Publications, Inc.                                                        35,200             453,737
    #    Shochiku Co., Ltd.                                                                 237,000           1,489,294
         Showa Aircraft Industry Co., Ltd.                                                   67,000             690,532
         Showa Corp.                                                                         39,500             493,287
         Silver Ox Inc.                                                                      30,000              66,390
  # *    Silver Seiko, Ltd.                                                                 228,000              83,802
    #    Simree Co., Ltd.                                                                    11,700              78,486
         SK Japan Co., Ltd.                                                                   8,250              60,544
         SNT Corp.                                                                           58,300             270,999
    *    Sofmap Co., Ltd.                                                                     9,300              39,362
         Sotoh Co., Ltd.                                                                     12,000             208,161
         SPK Corp.                                                                            7,800             116,142
         Suminoe Textile Co., Ltd.                                                          159,000             335,635
    *    Suzutan Co., Ltd.                                                                   13,200              75,975
    *    SXL Corp.                                                                          129,000             159,652
         Tachikawa Corp.                                                                     43,800             314,652
         Tachi-S Co., Ltd.                                                                   78,840             817,301
         Taito Corp.                                                                            789           1,122,407
    *    Taka-Q Co., Ltd.                                                                    34,500              85,196
  # *    Takara Co., Ltd.                                                                   224,000             709,038
         Tasaki Shinju Co., Ltd.                                                             70,000             287,400
         Taya Co., Ltd.                                                                       5,000              40,349
    *    TDF Corp.                                                                           11,000              40,861
    #    Tecmo, Ltd.                                                                         46,600             465,449
         Teikoku Piston Ring Co., Ltd.                                                       70,000             782,497
         Teikoku Sen-I Co., Ltd.                                                             39,000             182,532
    #    Ten Allied Co., Ltd.                                                                37,000             149,294
         Tenma Corp.                                                                         71,100           1,349,634
         Tigers Polymer Corp.                                                                40,000             226,274
    *    Toabo Corp.                                                                         73,000              76,675
    #    Toei Co., Ltd.                                                                     327,000           1,598,995
    *    Tohoku Misawa Homes Co., Ltd.                                                       24,000              72,252
    #    Tohoku Pioneer Corp.                                                                49,600             628,636
  # *    Tohto Suisan Co., Ltd.                                                              80,000             278,645
    *    Tokai Kanko Co., Ltd.                                                              618,000             215,539
         Tokai Senko KK, Nagoya                                                              47,000             103,589
         Tokyo Dome Corp.                                                                   314,000           1,708,256
         Tokyo Nissan Auto Sales Co., Ltd.                                                   97,000             715,339
         Tokyo Soir Co., Ltd.                                                                34,000             142,510
    #    Tokyotokeiba Co., Ltd.                                                             691,000           1,655,697

         Tokyu Recreation Corp.                                                              63,000             359,627
    #    Tomy Co., Ltd.                                                                      42,000             654,165
         Topre Corp.                                                                        118,000             888,658
  # *    Tosco Co., Ltd.                                                                     35,000             233,865
         Totenko Co., Ltd.                                                                   35,000              89,661
    #    Touei Housing Corp.                                                                 60,740           1,306,391
    #    Toyo Radiator Co., Ltd.                                                            166,000             743,611
         Toyo Tire & Rubber Co., Ltd.                                                       476,000           1,914,861
         Tsukamoto Co., Ltd.                                                                 44,000              84,424
         Tsutsumi Jewelry Co., Ltd.                                                          44,400           1,180,758
    #    Unitika, Ltd.                                                                    1,067,000           1,270,702
         U-Shin, Ltd.                                                                        54,000             509,666
    #    Watami Food Service Co., Ltd.                                                       82,100             739,799
    *    Wondertable, Ltd.                                                                   69,000              89,667
         Xebio Co., Ltd.                                                                     21,100             593,236
         XNET Corp.                                                                              57             142,012
         Yamatane Corp.                                                                     175,000             417,775
         Yamato International, Inc.                                                          43,000             237,144
         Yellow Hat, Ltd., Tokyo                                                             49,200             417,093
    #    Yokohama Reito Co., Ltd.                                                            92,000             705,945
    #    Yomiuri Land Co., Ltd.                                                             180,000           1,027,451
         Yonex Co., Ltd.                                                                     41,000             422,572
         Yorozu Corp.                                                                        45,000             404,228
         Yoshimoto Kogyo Co., Ltd.                                                           79,000           1,315,468
         Yuasa Funashoku Co., Ltd.                                                           69,000             160,958
         Zenrin Co., Ltd.                                                                    81,900           1,224,646
    #    Zensho Co., Ltd.                                                                    59,700           1,184,463
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $166,895,331)                                                                                         174,060,739
                                                                                                       ----------------

Information Technology -- (9.0%)
         Aichi Tokei Denki Co., Ltd.                                                         94,000             288,119
         Aiphone Co., Ltd.                                                                   44,600             761,274
    #    Allied Telesis KK                                                                  169,600             828,200
         Alpha Systems, Inc.                                                                 23,600             500,197
    #    Anritsu Corp.                                                                      280,000           1,682,393
         AOI Electronics Co., Ltd.                                                           24,900             376,925
    *    Apic Yamada Corp.                                                                   20,000              45,319
         Argo 21 Corp.                                                                       22,400             217,039
         Asti Corp.                                                                           8,000              79,031
         CAC Corp.                                                                           39,400             458,494
         Canon Electronics, Inc.                                                             62,000           1,634,300
         Canon Finetech, Inc.                                                                96,070           1,816,904
    #    Capcom Co., Ltd.                                                                   132,400           1,240,287
         Chino Corp.                                                                         89,000             277,889
    #    CMK Corp.                                                                          118,000           1,882,981
         Computer Engineering & Consulting, Ltd.                                             38,100             420,468
    #    Core Corp.                                                                          27,400             302,609
         Cresco, Ltd.                                                                        11,600             149,180
    #    Daikoku Denki Co., Ltd.                                                             34,200             951,406
         Daiwabo Information System Co., Ltd.                                                33,000             539,450
         Denki Kogyo Co., Ltd.                                                              167,000             950,587
    *    Dodwell B.M.S., Ltd.                                                                15,000             105,173
         DTS Corp.                                                                           31,500             870,309
         Eizo Nanao Corp.                                                                    47,500           1,450,286

    *    Elna Co., Ltd.                                                                      34,000              67,884
         Enplas Corp.                                                                        46,200           1,097,014
    *    FDK Corp.                                                                          260,000             418,583
         Foster Electric Co., Ltd.                                                           44,000             387,163
         Fujitsu Access, Ltd.                                                                48,000             359,307
         Fujitsu Fronttec, Ltd.                                                              49,200             504,117
    *    Graphtec Corp.                                                                      39,000              58,936
         Hakuto Co., Ltd.                                                                    49,900             706,218
    #    Hitachi Business Solution Co., Ltd.                                                 22,700             153,565
         Hitachi Information Systems, Ltd.                                                   39,600             770,989
         Hitachi Kokusai Electric, Inc.                                                     229,000           2,002,850
         Hitachi Mobile Co., Ltd.                                                            35,000             235,431
    #    Hochiki Corp.                                                                       42,000             175,599
    #    Hokuriku Electric Industry Co., Ltd.                                               159,000             384,173
         Horiba, Ltd.                                                                        84,000           1,691,579
         Hosiden Corp.                                                                      165,400           1,703,554
         Icom, Inc.                                                                          32,400             817,229
         Idec Izumi Corp.                                                                    83,500             961,621
  # *    Ikegami Tsushinki Co., Ltd.                                                        102,000             185,741
    #    Ines Corp.                                                                         108,800             905,221
         I-Net Corp.                                                                         18,300             113,472
    #    Information Services International-Dentsu, Ltd.                                     65,100             791,395
         Intec, Inc.                                                                        102,128             945,630
         Ishii Hyoki Co., Ltd.                                                                8,600             102,620
    #    Iwatsu Electric Co., Ltd.                                                          207,000             452,772
         Japan Aviation Electronics Industry, Ltd.                                           43,000             462,341
         Japan Business Computer Co., Ltd.                                                   46,300             312,406
         Japan Digital Laboratory Co., Ltd.                                                  71,500             868,368
         Japan Information Processing Service Co., Ltd.                                      31,800             197,313
  # *    Japan Radio Co., Ltd.                                                              303,000           1,216,268
         Jastec Co., Ltd.                                                                    16,400             279,904
         Jiec Co., Ltd.                                                                          87              95,634
    #    Kaga Electronics Co., Ltd.                                                          56,300           1,063,275
         Kanematsu Electronics, Ltd.                                                         45,500             329,591
         Kawatetsu Systems, Inc.                                                                112             142,194
         Koa Corp.                                                                           86,500             683,949
    #    Komatsu Electronics Metals Co., Ltd.                                                59,400             513,738
    #    Kubotek Corp.                                                                          230             261,283
         Kyoden Co., Ltd.                                                                   106,000           1,038,105
         Kyowa Electronic Instruments Co., Ltd.                                              30,000             115,330
         Macnica, Inc.                                                                       39,900           1,051,976
         Marubeni Infotec Corp.                                                              21,000              65,980
         Marubun Corp.                                                                       67,600             588,656
         Maruwa Co., Ltd.                                                                    22,000             432,588
         Maspro Denkoh Corp.                                                                 38,900             361,292
    #    Megachips Corp.                                                                     50,600             551,725
         Melco Holdings, Inc.                                                                 9,000             205,058
    #    Mimasu Semiconductor Industry Co., Ltd.                                             49,100             720,311
    #    Miroku Jyoho Service Co., Ltd.                                                      63,000             250,216
         Mitsui High-Tec, Inc.                                                               90,300           1,061,204
         Mitsui Knowledge Industry Co., Ltd.                                                 20,100             168,391
         Mitsumi Electric Co., Ltd.                                                         165,400           1,750,652
         Moritex Corp.                                                                       15,000             115,788
    *    Mutoh Industries, Ltd.                                                             102,000             221,770
  # *    Nagano Japan Radio Co., Ltd.                                                        63,000             117,477

         Nakayo Telecommunications, Inc.                                                     49,000             256,466
         NEC Infrontia Corp.                                                                244,000             887,679
         NEC Mobiling, Ltd.                                                                  31,300             599,397
    #    NEC Tokin Corp.                                                                    251,000           1,527,178
    *    Netmarks, Inc.                                                                          50             133,597
         New Japan Radio Co., Ltd.                                                           72,000             640,575
         Nihon Dempa Kogyo Co., Ltd.                                                         46,100           1,082,247
         Nihon Inter Electronics Corp.                                                       76,700             540,005
         Nippon Avionics Co., Ltd.                                                           40,000             183,568
         Nippon Ceramic Co., Ltd.                                                            49,000             749,601
         Nippon Chemi-Con Corp.                                                             287,000           1,789,306
         Nippon System Development Co., Ltd.                                                 57,300           1,079,491
         Nippon Systemware Co., Ltd.                                                         20,000             140,022
         Nissho Electronics Corp.                                                            49,900             380,348
    #    NIWS Co., Ltd.                                                                       1,110           1,486,291
         Nohmi Bosai, Ltd.                                                                   81,000             417,676
    #    Okaya Electric Industries Co., Ltd.                                                 32,000             123,101
         Ono Sokki Co., Ltd.                                                                 53,000             364,193
         Origin Electric Co., Ltd.                                                           85,000             634,724
         Osaki Electric Co., Ltd.                                                            72,000             404,293
         PCA Corp.                                                                           12,000             214,507
         Pulstec Industrial Co., Ltd.                                                        21,200             109,047
         Ricoh Elemex Corp.                                                                  41,000             299,869
         Rikei Corp.                                                                         22,500              63,112
         Riken Keiki Co., Ltd.                                                               48,000             362,102
         Ryoden Trading Co., Ltd.                                                            94,000             613,016
         Ryosan Co., Ltd.                                                                    73,700           1,797,717
         Ryoyo Electro Corp.                                                                 71,700           1,163,046
         Sanko Co., Ltd.                                                                     12,000              85,778
         Sanshin Electronics Co., Ltd.                                                       67,000             581,723
         Satori Electric Co., Ltd.                                                           33,380             433,836
         Sekonic Corp.                                                                       17,000              41,544
    #    Shindengen Electric Manufacturing Co., Ltd.                                        148,000             487,302
         Shinkawa, Ltd.                                                                      44,100             802,253
         Shinko Shoji Co., Ltd.                                                              57,000             479,916
         Shizuki Electric Co., Inc.                                                          47,000             126,075
         Siix Corp.                                                                          25,800             333,426
         SMK Corp.                                                                          176,000             809,086
         Software Research Associates, Inc.                                                  15,100             293,796
         Sokkisha Co., Ltd.                                                                  69,000             212,324
    #    Sorun Corp.                                                                         51,000             321,690
  # *    SPC Electronics Corp.                                                               29,000             114,062
         Star Micronics Co., Ltd.                                                           124,000           1,314,925
    #    Sumida Corp.                                                                        42,649             914,128
         SunTelephone Co., Ltd.                                                              67,000             534,924
         Tabai Espec Corp.                                                                   49,000             511,958
    *    Tachibana Eletech Co., Ltd.                                                         11,000             117,262
         Tamura Corp.                                                                       164,000             627,633
         Tamura Taiko Holdings, Inc.                                                        131,000           1,022,109
  # *    Teac Corp.                                                                         350,000             509,277
         Teikoku Tsushin Kogyo Co., Ltd.                                                     89,000             373,129
         TKC Corp.                                                                           67,800           1,107,042
         Toko, Inc.                                                                         195,000             530,478
    #    Tokyo Denpa Co., Ltd.                                                               11,000             139,772
    #    Tokyo Electron Device, Ltd.                                                            171             423,184

         Tomen Electronics Corp.                                                             33,600             836,095
         Tose Co., Ltd.                                                                      12,200             184,624
    #    Toshiba Ceramics Co., Ltd.                                                         350,000           1,066,519
  # *    Totoku Electric Co., Ltd., Tokyo                                                    62,000             125,861
         Toukei Computer Co., Ltd.                                                           14,710             181,803
         Towa Corp.                                                                          33,000             210,966
         Towa Meccs Corp.                                                                    75,000              77,764
    *    Toyo Communication Equipment Co., Ltd.                                             124,000             502,888
    #    Toyo Corp.                                                                          71,800             839,310
    #    Trans Cosmos, Inc.                                                                  53,800           1,835,226
         Tsuzuki Densan Co., Ltd.                                                            14,200              80,904
         Yamaichi Electronics Co., Ltd.                                                      40,900             499,148
         Yamatake Corp.                                                                     165,700           2,733,950
         Yaskawa Information Systems Corp.                                                   23,400             116,021
         Ye Data, Inc.                                                                       25,000              70,905
         Yokowo Co., Ltd.                                                                    38,000             335,689
         Zuken, Inc.                                                                         59,700             572,343
                                                                                                       ----------------
Total Information Technology
(Cost $87,131,008)                                                                                           90,625,088
                                                                                                       ----------------

Materials -- (8.7%)
         Achilles Corp.                                                                     549,000             995,424
         Agro-Kanesho Co., Ltd.                                                               7,000              56,204
         Arakawa Chemical Industries, Ltd.                                                   34,500             460,133
         Aronkasei Co., Ltd.                                                                 83,000             404,055
         Asahi Denka Kogyo KK                                                               169,000           1,735,866
         Asahi Organic Chemicals Industry Co., Ltd.                                         210,000             710,198
    #    Chuetsu Pulp and Paper Co., Ltd.                                                   259,000             675,759
    *    Chugai Mining Co., Ltd.                                                            373,800             233,129
         Chugoku Marine Paints, Ltd.                                                        152,000             884,460
    #    Chugokukogyo Co., Ltd.                                                              45,000             120,491
  # *    Co-Op Chemical Co., Ltd.                                                            80,000             141,050
  # *    Dai Nippon Toryo, Ltd.                                                             286,000             482,678
    #    Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                    47,000             168,758
         Daiken Corp.                                                                       289,000           1,228,949
         Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.                           195,000           1,001,588
         Dainippon Shigyo Co., Ltd.                                                          25,000             110,429
    #    Daiso Co., Ltd.                                                                    206,000             632,772
         DC Co., Ltd.                                                                        58,000             179,251
         Dijet Industrial Co., Ltd.                                                          34,000              93,074
    #    FP Corp.                                                                            50,800             983,487
         Fujikura Kasei Co., Ltd.                                                            51,000             373,556
         Fumakilla, Ltd.                                                                     37,000             115,004
         Geostar Corp.                                                                       10,000              45,147
    #    Godo Steel, Ltd.                                                                   355,000           1,100,706
    #    Gun-Ei Chemical Industry Co., Ltd.                                                 180,000             692,484
         Harima Chemicals, Inc.                                                              47,000             280,228
         Hodogaya Chemical Co., Ltd.                                                        163,000             816,211
         Hokkai Can Co., Ltd., Tokyo                                                        133,000             389,492
         Hokko Chemical Industry Co., Ltd.                                                   41,000             150,773
         Hokushin Co., Ltd.                                                                  39,900              88,110
         Honshu Chemical Industry Co., Ltd.                                                  17,000             111,820
    #    Ihara Chemical Industry Co., Ltd.                                                  106,000             324,558
         ISE Chemicals Corp.                                                                 38,000             177,431
         Ishihara Sangyo Kaisha, Ltd.                                                       883,500           1,934,749

  # *    Ishii Iron Works Co., Ltd.                                                          52,000             124,968
    #    JSP Corp.                                                                           62,100             624,909
         Kanto Denka Kogyo Co., Ltd.                                                        110,000             380,745
         Kasei (C.I.) Co., Ltd.                                                              58,000             241,496
         Katakura Chikkarin Co., Ltd.                                                        27,000              87,603
    *    Kawasaki Kasei Chemicals, Ltd.                                                      36,000              60,949
         Kishu Paper Co., Ltd.                                                              160,000             295,398
         Koatsu Gas Kogyo Co., Ltd.                                                         112,000             515,314
         Kohsoku Corp.                                                                       48,000             320,887
         Komatsu Wall Industry Co., Ltd.                                                     20,800             370,716
         Konishi Co., Ltd.                                                                   41,700             383,517
    #    Kumiai Chemical Industry Co., Ltd., Tokyo                                          166,000             383,002
         Kureha Chemical Industry Co., Ltd.                                                 428,000           1,740,391
    #    Kurimoto, Ltd.                                                                     278,000             780,912
         Kurosaki Harima Corp.                                                              165,000             473,791
         MEC Co., Ltd.                                                                       18,200             280,677
         Mesco, Inc.                                                                         15,000              48,409
    #    Mitsubishi Paper Mills, Ltd.                                                       700,000             937,013
         Mitsubishi Plastics, Inc.                                                          490,000           1,325,100
    #    Mitsubishi Shindoh Co., Ltd.                                                       107,000             249,695
    #    Mitsubishi Steel Manufacturing Co., Ltd.                                           305,000             610,667
  # *    Mitsui Mining Co., Ltd.                                                            345,000             970,905
         Mory Industries, Inc.                                                               85,000             286,419
         Nakabayashi Co., Ltd.                                                              112,000             315,506
         Nakayama Steel Works, Ltd.                                                         260,000           1,018,036
    #    Neturen Co., Ltd., Tokyo                                                            92,000             651,901
    #    Nichia Steel Works, Ltd.                                                            88,900             425,132
         Nihon Kagaku Sangyo Co., Ltd.                                                       32,000             183,416
         Nihon Matai Co., Ltd.                                                               50,000             118,248
         Nihon Nohyaku Co., Ltd.                                                            131,000             327,248
    #    Nihon Parkerizing Co., Ltd.                                                        146,000           1,740,180
         Nihon Seiko Co., Ltd.                                                               11,000              34,297
    *    Nippon Carbide Industries Co., Inc., Tokyo                                         101,000             167,195
    #    Nippon Chemical Industrial Co., Ltd.                                               192,000             599,557
    #    Nippon Concrete Industries Co., Ltd.                                                88,000             285,427
    #    Nippon Denko Co., Ltd.                                                             246,000             910,465
         Nippon Fine Chemical Co., Ltd.                                                      50,000             283,888
         Nippon Foil Mfg., Co., Ltd.                                                         21,000              55,612
  # *    Nippon Kasei Chemical Co., Ltd.                                                    215,000             526,820
    #    Nippon Kinzoku Co., Ltd.                                                           130,000             273,427
  # *    Nippon Koshuha Steel Co., Ltd.                                                     266,000             364,657
    #    Nippon Metal Industry Co., Ltd.                                                    364,000             675,045
         Nippon Pigment Co., Ltd.                                                            11,000              49,241
    #    Nippon Pillar Packing Co., Ltd.                                                     43,000             293,879
         Nippon Soda Co., Ltd.                                                              314,000           1,010,929
    #    Nippon Synthetic Chemical Industry Co., Ltd.                                       204,000             547,005
         Nippon Valqua Industries, Ltd.                                                     168,000             486,052
         Nippon Yakin Kogyo Co., Ltd.                                                       203,500             791,719
         Nittetsu Mining Co., Ltd.                                                          174,000             699,643
         Nitto FC Co., Ltd.                                                                  72,000             449,246
         Noda Corp.                                                                          33,800             224,059
         NOF Corp.                                                                          453,000           1,681,583
    #    Okamoto Industries, Inc.                                                           284,000           1,027,543
         Okura Industrial Co., Ltd.                                                         130,000             818,300
         Osaka Steel Co., Ltd.                                                               93,600           1,154,311

    #    Pacific Metals Co., Ltd.                                                           415,000           1,737,647
         Riken Technos Corp.                                                                143,000             561,542
    *    S Science Co., Ltd.                                                                808,000             126,151
    #    S.T. Chemical Co., Ltd.                                                             66,000             848,305
         Sakai Chemical Industry Co., Ltd.                                                  230,000             995,456
         Sakata INX Corp.                                                                   136,000             709,655
         Sanyo Chemical Industries, Ltd.                                                    267,000           1,930,907
         Sanyo Special Steel Co., Ltd.                                                      362,000           1,122,703
         Sekisui Plastics Co., Ltd.                                                         221,000             783,770
         Shikoku Chemicals Corp.                                                            126,000             524,312
         Shinagawa Refractories Co., Ltd.                                                   131,000             414,899
         Shin-Etsu Polymer Co., Ltd.                                                        188,000           1,407,383
         Showa Highpolymer Co., Ltd.                                                        112,000             339,579
         Showa Tansan Co., Ltd.                                                              31,000             109,688
         Somar Corp.                                                                         22,000              85,804
    #    Stella Chemifa Corp.                                                                23,900             498,790
         Sumitomo Light Metal Industries, Ltd.                                              736,000           1,199,702
         Sumitomo Pipe & Tube Co., Ltd.                                                      52,000             235,663
         Sumitomo Seika Chemicals Co., Ltd.                                                 125,000             363,674
    #    Sumitomo Titanium Corp.                                                             19,500           2,552,495
         Taisei Lamick Co., Ltd.                                                             11,300             282,120
         Takasago International Corp.                                                       220,000           1,040,288
         Takiron Co., Ltd.                                                                  164,000             718,703
         Tateho Chemical Industries Co., Ltd.                                                26,500              94,015
         Tayca Corp.                                                                         96,000             270,363
    *    Titan Kogyo KK                                                                      36,000              72,654
         Toagosei Co., Ltd.                                                                 544,719           2,227,623
    #    Toda Kogyo Corp.                                                                    84,000             322,411
         Tohcello Co., Ltd.                                                                  67,000             380,451
  # *    Toho Rayon Co., Ltd.                                                               320,000           1,344,734
         Toho Titanium Co., Ltd.                                                             61,000           2,254,406
    #    Toho Zinc Co., Ltd.                                                                277,000             668,190
    *    Tohpe Corp.                                                                         36,000              63,399
    #    Tokai Carbon Co., Ltd.                                                             460,000           1,942,898
    #    Tokai Pulp & Paper Co., Ltd.                                                       121,000             390,278
    #    Tokushu Paper Manufacturing Co., Ltd.                                              111,000             523,848
         Tokyo Rope Manufacturing Co., Ltd.                                                 337,000             607,869
    #    Tokyo Tekko Co., Ltd.                                                               85,000             269,197
         Tomoegawa Paper Co., Ltd.                                                           80,000             254,955
         Tomoku Co., Ltd.                                                                   177,000             470,963
    #    Topy Industries, Ltd.                                                              492,000           1,632,301
         Toyo Kohan Co., Ltd.                                                               225,000           1,048,712
         Tsutsunaka Plastic Industry Co., Ltd.                                               92,000             425,744
         TYK Corp.                                                                           67,000             180,043
         Ube Material Industries, Ltd.                                                      144,000             374,140
         Wood One Co., Ltd.                                                                 107,000             786,632
         Yamamura Glass Co., Ltd.                                                           250,000             671,185
         Yamato Kogyo Co., Ltd.                                                             118,000           1,352,119
         Yodogawa Steel Works, Ltd.                                                         338,000           1,784,409
         Yuki Gosei Kogyo Co., Ltd.                                                          31,000             109,896
         Yushiro Chemical Industry Co., Ltd.                                                 33,000             622,058
                                                                                                       ----------------
Total Materials
(Cost $87,469,311)                                                                                           87,315,803
                                                                                                       ----------------

Consumer Staples -- (8.1%)
         Aderans Co., Ltd.                                                                   87,050           2,015,621
         Ahjikan Co., Ltd.                                                                   10,500              81,672
    #    Ariake Japan Co., Ltd.                                                              73,700           1,737,162
         Asahi Soft Drinks Co., Ltd.                                                        119,000           1,309,402
         Bull Dog Sauce Co., Ltd.                                                            37,000             459,310
         Calpis Co., Ltd.                                                                   174,000           1,238,482
         CFS Corp.                                                                           61,500             358,908
         Chuo Gyorui Co., Ltd.                                                               61,000             155,601
         Coca-Cola Central Japan Co., Ltd.                                                      204           1,707,041
         CVS Bay Area, Inc.                                                                  30,000              89,414
         DyDo Drinco, Inc.                                                                   36,600           1,221,776
         Echo Trading Co., Ltd.                                                               4,000              55,888
         Ensuiko Sugar Refining Co., Ltd.                                                    51,000             145,010
         Fancl Corp.                                                                         51,400           1,890,240
    *    First Baking Co., Ltd.                                                              67,000             144,766
         Fujicco Co., Ltd.                                                                   61,000             899,821
    #    Fujiya Co., Ltd.                                                                   283,000             603,384
         Hagoromo Foods Corp.                                                                41,000             442,996
         Harashin Co., Ltd.                                                                  33,800             309,954
         Hayashikane Sangyo Co., Ltd.                                                       166,000             238,811
         Heiwado Co., Ltd.                                                                  130,000           1,981,348
    *    Hohsui Corp.                                                                        56,000             124,780
         Hokkaido Coca-Cola Bottling Co., Ltd.                                               80,000             563,679
    #    Hokuto Corp.                                                                        74,900           1,368,378
         Inageya Co., Ltd.                                                                  118,000           1,058,795
    #    Itochu Shokuh Co., Ltd.                                                             28,800           1,102,110
         Izumiya Co., Ltd.                                                                  205,000           1,351,337
         Japan Carlit Co., Ltd.                                                              28,000             206,047
    #    J-Oil Mills, Inc.                                                                  362,000           1,460,615
         K.R.S. Corp.                                                                        25,500             368,303
    #    Kagome Co., Ltd.                                                                   173,900           1,809,084
         Kameda Seika Co., Ltd.                                                              48,000             440,443
  # *    Kanebo, Ltd.                                                                       104,200             289,648
         Kasumi Co., Ltd.                                                                   132,000             750,307
         Key Coffee, Inc.                                                                    48,600             662,272
         Kibun Food Chemifa Co., Ltd.                                                        62,000           1,463,568
         Kinki Coca-Cola Bottling Co., Ltd.                                                 138,000           1,457,419
         Kirindo Co., Ltd.                                                                   10,300              97,969
    #    Kyodo Shiryo Co., Ltd.                                                             188,000             341,100
         Kyokuyo Co., Ltd.                                                                  198,000             462,605
    #    Life Corp.                                                                         120,400           1,487,459
    *    Mandom Corp.                                                                         4,600             116,552
         Marudai Food Co., Ltd.                                                             289,000             789,937
         Maruetsu, Inc.                                                                     286,000           1,328,105
         Maruha Group, Inc.                                                                 477,000           1,209,422
         Maruya Co., Ltd.                                                                    14,000             108,838
         Maxvalu Tohok Co., Ltd.                                                             18,200             160,750
         Meito Sangyo Co., Ltd.                                                              50,100             853,432
         Mercian Corp.                                                                      304,000             851,188
         Mikuni Coca-Cola Bottling Co., Ltd.                                                117,000           1,119,965
         Milbon Co., Ltd.                                                                    22,600             707,762
         Ministop Co., Ltd.                                                                  62,600           1,175,146
         Mitsui Sugar Co., Ltd.                                                             271,850             754,645
         Miyoshi Oil & Fat Co., Ltd.                                                        149,000             355,015
         Morinaga & Co., Ltd.                                                               612,000           1,567,703

         Morishita Jinton Co., Ltd.                                                          32,800             140,726
         Morozoff, Ltd., Osaka                                                               50,000             111,541
         Myojo Foods Co., Ltd.                                                               91,000             570,369
         Nagatanien Co., Ltd.                                                                83,000             652,014
         Nakamuraya Co., Ltd.                                                               152,000             560,076
         Nichiro Corp.                                                                      327,000             626,490
         Nihon Shokuh Kako Co., Ltd.                                                         40,000             132,333
         Niitaka Co., Ltd.                                                                    7,260              79,200
    #    Nippon Beet Sugar Manufacturing Co., Ltd.                                          314,000             696,508
    #    Nippon Flour Mills Co., Ltd.                                                       385,000           1,748,371
         Nippon Formula Feed Manufacturing Co., Ltd.                                        144,000             246,730
         Nippon Suisan Kaisha, Ltd.                                                         529,000           2,007,452
         Nissin Sugar Manufacturing Co., Ltd.                                               102,000             219,307
         Nitto Flour Milling Co., Ltd.                                                       54,000             158,354
         Nosan Corp.                                                                        271,000             660,944
         Oenon Holdings, Inc.                                                               123,000             434,310
         Oie Sangyo Co., Ltd.                                                                13,200             107,491
         Okuwa Co., Ltd.                                                                    101,000           1,144,042
         Olympic Corp.                                                                       48,200             535,885
    #    Oriental Yeast Co., Ltd.                                                            61,000             407,884
         Pigeon Corp.                                                                        46,900             682,763
         Pokka Corp.                                                                         72,000             382,888
         Poplar Co., Ltd.                                                                    13,560             181,756
         Posful Corp.                                                                        47,600             254,195
    *    Prima Meat Packers, Ltd.                                                           460,000             641,236
    #    Q'Sai Co., Ltd.                                                                     70,100             694,340
         Riken Vitamin Co., Ltd.                                                             49,900           1,371,698
         Rock Field Co., Ltd.                                                                25,300             384,304
         S Foods, Inc.                                                                       60,000             438,911
         Sakata Seed Corp.                                                                  115,700           1,531,543
    #    Seijo Corp.                                                                         22,600             495,319
         Shikoku Coca-Cola Bottling Co., Ltd.                                                48,500             708,481
         Shoei Foods Corp.                                                                   35,000             258,583
         Showa Sangyo Co., Ltd.                                                             398,000           1,129,698
  # *    Snow Brand Milk Products Co., Ltd.                                                 501,000           1,426,049
         Snow Brand Seed Co., Ltd.                                                           30,000             151,451
         Sonton Food Industry Co., Ltd.                                                      33,000             351,483
    #    Sotetsu Rosen Co., Ltd.                                                             60,000             329,005
         Starzen Corp.                                                                      169,000             519,366
    #    Sugi Pharmacy Co., Ltd.                                                             55,400           1,618,742
    #    T.Hasegawa Co., Ltd.                                                                89,400           1,451,855
         The Nisshin Oillio Group, Ltd.                                                     346,000           1,953,906
         Three F Co., Ltd.                                                                   12,200             110,382
    *    Tobu Store Co., Ltd.                                                               103,000             271,333
         Toho Co., Ltd.                                                                      51,000             388,652
         Tokyu Store Chain Corp.                                                            175,000             824,737
         Torigoe Co., Ltd.                                                                   48,000             329,858
    *    Toyo Sugar Refining Co., Ltd.                                                      105,000             170,987
    *    Tsuruha Co., Ltd.                                                                    4,000             123,831
         U.Store Co., Ltd.                                                                   63,600             597,307
    #    Unicafe, Inc.                                                                       10,360             152,458
         Unimat Offisco Corp.                                                                37,500             430,788
    #    Valor Co., Ltd.                                                                     40,000           1,109,345
         Wakodo Co., Ltd.                                                                    12,200             355,173
         Warabeya Nichiyo Co., Ltd.                                                          34,760             678,311

         Yaizu Suisankagaku Industry Co., Ltd.                                               27,500             289,651
         Yaoko Co., Ltd.                                                                     46,100             886,632
         Yomeishu Seizo Co., Ltd.                                                            71,000             612,826
         Yonekyu Corp.                                                                       58,000             666,380
    #    Yukiguni Maitake Co., Ltd.                                                          60,580             295,278
                                                                                                       ----------------
Total Consumer Staples
(Cost $77,218,674)                                                                                           81,542,513
                                                                                                       ----------------

Financials -- (7.9%)
         Aichi Bank, Ltd.                                                                    19,000           1,790,806
         Akita Bank, Ltd.                                                                   441,000           1,994,180
         Aomori Bank, Ltd.                                                                  417,000           1,635,211
  # *    Azel Corp., Tokyo                                                                   89,000             157,336
         Bank of Okinawa, Ltd.                                                               47,000           1,520,350
         Bank of Saga, Ltd.                                                                 384,000           1,425,547
         Bank of the Ryukyus, Ltd.                                                           68,580           1,576,604
         Central Finance Co., Ltd.                                                          201,000             872,842
    *    Century Leasing System, Inc.                                                        11,300             123,687
    *    Chiba Kogyo Bank, Ltd.                                                             117,700             947,678
         Chukyo Bank, Ltd.                                                                  497,000           1,661,191
    #    Cosmo Securities Co., Ltd.                                                         952,000           1,742,518
         Credia Co., Ltd.                                                                    14,000             504,453
         Daibiru Corp.                                                                      226,000           1,663,633
         Daiko Clearing Services Corp.                                                       25,000             187,112
         Daisan Bank, Ltd.                                                                  417,000           1,485,081
         Daiwa Kosho Lease Co., Ltd.                                                        333,000           1,695,140
         Diamond City Co., Ltd.                                                              17,050             500,808
         Ehime Bank, Ltd.                                                                   330,000           1,109,887
    #    Eighteenth Bank, Ltd.                                                              390,000           1,837,369
    #    Fukushima Bank, Ltd.                                                               432,000             638,984
    *    Generas Corp.                                                                       64,000                 590
    *    Gro-BeLS Co., Ltd.                                                                  84,000             135,285
         Hanshin Sogo Bank, Ltd.                                                            867,000           1,720,169
         Higashi-Nippon Bank, Ltd.                                                          413,000           1,564,133
    #    Hokuetsu Bank, Ltd.                                                                504,000           1,064,273
         Ichiyoshi Securities Co., Ltd.                                                     103,000             926,692
         Jaccs Co., Ltd.                                                                    207,000           1,629,053
         Kagawa Bank, Ltd.                                                                  167,350             948,924
    *    Kanto Tsukuba Bank, Ltd.                                                            45,500             316,427
         Keihanshin Real Estate Co., Ltd.                                                    93,000             562,577
         Kita-Nippon Bank, Ltd.                                                              17,806             842,286
         Kiyo Bank, Ltd.                                                                    976,000           1,837,633
         Kobayashi Yoko Co., Ltd.                                                            21,600             363,386
    #    Kosei Securities Co., Ltd.                                                         173,000             333,857
    *    Kyushu-Shinwa Holdings, Inc.                                                       702,000           1,062,599
         Marusan Securities Co., Ltd.                                                       167,000           1,051,181
         Meiwa Estate Co., Ltd.                                                              52,900             551,627
         Michinoku Bank, Ltd.                                                               349,000           1,618,633
         Mito Securities Co., Ltd.                                                          181,000             776,570
         Mitsubishi Tokyo Financial Group, Inc.                                                   1               7,356
         Miyazaki Bank, Ltd.                                                                324,000           1,344,816
    *    Momiji Holdings, Inc.                                                                  449           1,001,734
         Nagano Bank, Ltd.                                                                  179,000             551,000
    #    Nisshin Fire & Marine Insurance Co., Ltd.                                          447,000           1,661,367
    *    Nittyu Co., Ltd.                                                                       700             117,317

         Odakyu Real Estate Co., Ltd.                                                        85,000             228,405
         Oita Bank, Ltd.                                                                    301,000           1,947,461
         Osaka Securities Finance Co., Ltd.                                                  54,000             205,217
         Pocket Card Co., Ltd.                                                               41,000             847,812
         Ricoh Leasing Co., Ltd.                                                             67,700           1,586,445
         Sankei Building Co., Ltd.                                                          159,000           1,135,510
    #    Sanyo Electric Credit Co., Ltd.                                                     76,800           1,568,059
         Shimizu Bank, Ltd.                                                                  21,100           1,051,157
         Shinki Co., Ltd.                                                                   158,100           1,433,307
         Shoei Co., Ltd.                                                                     28,800             522,895
         Shokusan Bank, Ltd.                                                                 98,000             328,577
    #    Suruga Corp.                                                                        22,700             765,797
    #    Tachihi Enterprise Co., Ltd.                                                        31,750           1,177,509
         Takagi Securities Co., Ltd.                                                        125,000             378,521
         The Daito Bank, Ltd.                                                               232,000             367,562
         TOC Co., Ltd.                                                                      139,000             533,725
         Tochigi Bank, Ltd.                                                                 256,000           1,575,412
         Toho Bank, Ltd.                                                                    433,000           1,773,427
         Toho Real Estate Co., Ltd.                                                         140,000             629,946
         Tohoku Bank, Ltd.                                                                  117,000             308,874
         Tokai Tokyo Securities Co., Ltd.                                                   635,250           1,870,664
         Tokushima Bank, Ltd.                                                               159,200           1,336,581
         Tokyo Rakutenchi Co., Ltd.                                                         126,000             488,199
    #    Tokyo Theatres Co., Inc., Tokyo                                                    164,000             347,483
         Tokyo Tomin Bank, Ltd.                                                              80,500           2,034,234
         Tokyu Community Corp.                                                               31,700             597,967
    #    Tokyu Livable Inc.                                                                  35,300           1,418,701
         Tomato Bank, Ltd.                                                                  251,000             581,162
         Tottori Bank, Ltd.                                                                 235,000             746,654
         Towa Bank, Ltd.                                                                    535,000           1,183,264
  # *    Towa Real Estate Development Co., Ltd.                                             217,000             728,326
         Toyo Securities Co., Ltd.                                                          171,000             638,725
         Yamagata Bank, Ltd.                                                                389,000           1,848,043
         Yuraku Real Estate Co., Ltd.                                                       116,000             500,812
                                                                                                       ----------------
Total Financials
(Cost $75,605,228)                                                                                           79,746,335
                                                                                                       ----------------

Health Care -- (2.7%)
         Aloka Co., Ltd.                                                                     63,000             441,957
         As One Corp.                                                                        37,080             712,603
         Create Medic Co., Ltd.                                                              11,000             109,299
    #    Eiken Chemical Co., Ltd.                                                            54,000             612,740
    #    Fujirebio, Inc.                                                                    101,500           1,995,056
         Fuso Pharmaceutical Industries, Ltd.                                               203,000             703,466
         Hitachi Medical Corp.                                                               89,000           1,171,141
         Hogy Medical Co., Ltd.                                                              35,900           1,529,228
         Iwaki & Co., Ltd.                                                                   38,000             113,039
    #    Japan Medical Dynamic Marketing, Inc.                                               38,300             419,824
    #    Jeol, Ltd.                                                                         168,000             922,701
         JMS Co., Ltd.                                                                       69,000             237,701
    #    Kaken Pharmaceutical Co., Ltd.                                                     213,000           1,392,479
         Kawamoto Corp.                                                                       4,000              22,716
    *    Kawanishi Holdings, Ltd.                                                             1,300              14,983
         Kawasumi Laboratories, Inc.                                                         35,000             242,140
         Mochida Pharmaceutical Co., Ltd.                                                   130,000             819,402

         Nihon Kohden Corp.                                                                 101,000           1,444,351
         Nikken Chemicals Co., Ltd.                                                         134,000             418,973
  # *    Nippon Chemiphar Co., Ltd.                                                          70,000             452,671
         Nippon Shinyaku Co., Ltd.                                                          155,000           1,241,883
         Nissui Pharmaceutical Co., Ltd.                                                     34,000             213,481
         Paramount Bed Co., Ltd.                                                             72,700           1,717,057
         Rion Co., Ltd.                                                                       5,000              28,125
         Rohto Pharmaceutical Co., Ltd.                                                     119,000           1,466,700
    *    Seikagaku Corp.                                                                     10,000             112,130
         Sogo Medical Co., Ltd.                                                              13,400             269,584
         SS Pharmaceutical Co., Ltd., Tokyo                                                 276,000           1,876,822
         Teikoku Hormone Manufacturing Co., Ltd.                                             44,000             423,491
         Topcon Corp.                                                                       102,000           1,611,759
         Torii Pharmaceutical Co., Ltd.                                                      63,900           1,359,157
    *    Toyama Chemicals Co., Ltd.                                                         431,000           1,491,594
         Vital-Net, Inc.                                                                     98,800             740,345
         Wakamoto Pharmaceutical Co., Ltd.                                                   48,000             150,415
    #    Zeria Pharmacetical Co., Ltd.                                                       99,000             996,490
                                                                                                       ----------------
Total Health Care
(Cost $24,860,469)                                                                                           27,475,503
                                                                                                       ----------------

Energy -- (1.1%)
         AOC Holdings, Inc.                                                                 160,200           2,235,879
  # *    Fuji Kosan Co., Ltd.                                                               178,000             283,800
    #    Itochu Enex Co., Ltd.                                                              201,300           1,347,633
         Japan Oil Transportation Co., Ltd.                                                  45,000             147,516
         Kanto Natural Gas Development Co., Ltd.                                            119,000             756,944
    #    Kyoei Tanker Co., Ltd.                                                              78,000             311,747
         Mitsuuroko Co., Ltd.                                                               153,000           1,056,434
    *    Modec, Inc.                                                                         26,200             606,436
    #    Nippon Gas Co., Ltd.                                                               104,000             870,174
         Petrolub International Co., Ltd.                                                    52,900             262,490
         Sala Corp.                                                                          84,000             405,627
         San-Ai Oil Co., Ltd.                                                               155,000             721,595
         Shinko Plantech Co., Ltd.                                                           56,000             110,880
         Sinanen Co., Ltd.                                                                  160,000             821,604
         Toa Oil Co., Ltd.                                                                  181,000             307,491
  # *    Toyo Kanetsu KK                                                                    261,000             374,714
                                                                                                       ----------------
Total Energy
(Cost $10,346,115)                                                                                           10,620,964
                                                                                                       ----------------

Utilities -- (0.5%)
         Hokkaido Gas Co., Ltd.                                                             105,000             301,391
         Hokuriku Gas Co., Ltd.                                                              64,000             183,855
         Okinawa Electric Power Co., Ltd.                                                    33,810           1,589,148
    #    Saibu Gas Co., Ltd.                                                                843,000           1,722,986
         Shizuokagas Co., Ltd.                                                              157,000             805,516
         Tokai Corp.                                                                        163,000             708,105
                                                                                                       ----------------
Total Utilities
(Cost $4,652,743)                                                                                             5,311,001
                                                                                                       ----------------

Other -- (0.2%)
         Airport Facilities Co., Ltd.                                                       120,970             675,575
    *    Akai Electric Co., Ltd.                                                            363,000               3,345
    *    Fujii & Co., Ltd.                                                                   44,000                 405

    *    Fujiko Co., Ltd.                                                                    55,000                   0
    *    Gajoen Kanko KK                                                                     37,000                   0
    *    GKN D1 Tochigi Holdings Shares                                                          51             156,475
    *    Kakuei (L.) Corp.                                                                  100,000                 921
    *    Kokune Corp.                                                                        42,000                   0
    *    Maruishi Holdings Co., Ltd.                                                        214,000               1,972
    *    New Real Property KK                                                                43,900                   0
    *    Nichiboshin, Ltd.                                                                    1,190               1,096
    *    Nisseki House Industry Co., Ltd.                                                   260,000                   0
         Subaru Enterprise Co., Ltd.                                                         36,000             124,544
         Sundrug Co., Ltd.                                                                    6,400             240,592
    *    Takarabune Corp.                                                                    26,000                 240
    *    TOC Co., Ltd. Issue 05                                                             145,950             560,412
                                                                                                       ----------------
Total Other
(Cost $4,788,037)                                                                                             1,765,577
                                                                                                       ----------------

TOTAL COMMON STOCKS
(Cost $765,635,394)                                                                                         777,092,562
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    BSL Corp. Rights 06/10/05                                                           43,214                   0
    *    Kanematsu Corp. Warrants 03/31/06                                                   20,125                   0
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.4%)
    *    Japanese Yen                                                                                         3,888,366
                                                                                                       ----------------
(Cost $3,914,685)

TOTAL -- JAPAN
(Cost $769,550,079)                                                                                         780,980,928
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (22.4%)
     ^   Repurchase Agreement, Deutsche Bank Securities & Mizuho Securities
         USA 2.96% and 2.98%, respectively, 06/01/05 (Collateralized by
         $350,771,984 U.S. TIPS 1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0% to 9.25%, maturities ranging from 11/15/08 to
         11/15/22, valued at $223,916,808) to be repurchased
         at $219,542,589 (Cost $219,524,430)                                       $        219,524         219,524,430
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $5,863,000 FNMA Notes 2.95%, 11/14/07, valued
         at $5,855,671) to be repurchased at $5,769,463 (Cost $5,769,000)                     5,769           5,769,000
                                                                                                       ----------------
Total Repurchase Agreements                                                                                 225,293,430
                                                                                                       ----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $225,293,430)                                                                                         225,293,430
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $994,843,509)                                                                                    $  1,006,274,358
                                                                                                       ================

---------
+        Securities have been fair valued. See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

              See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
     AUSTRALIA -- (41.9%)
     COMMON STOCKS -- (41.5%)
               A.I., Ltd.                                                                   129,195    $         15,591
               A.P. Eagers, Ltd.                                                             27,393             155,149
               AAV, Ltd.                                                                    192,653             169,491
           #   ABB Grain, Ltd.                                                              363,642           1,619,283
               ABC Learning Centres, Ltd.                                                   353,727           1,413,036
           *   Acclaim Exploration NL                                                       435,905              11,503
           *   Adacel Technologies, Ltd.                                                    113,249              23,907
               ADCorp Australia, Ltd.                                                       123,389              67,082
               Adelaide Bank, Ltd.                                                          251,960           2,069,209
               Adelaide Brighton, Ltd.                                                    1,430,948           1,867,387
           #   Adsteam Marine, Ltd.                                                         650,984             977,707
               Adtrans Group, Ltd.                                                           32,047              89,225
           *   Agenix, Ltd.                                                                 267,186              62,556
           *   AGT Biosciences, Ltd.                                                        261,684             108,895
           *   Ainsworth Game Techology, Ltd.                                               314,923             132,756
               AJ Lucas Group, Ltd.                                                          85,235              99,574
               Alesco Corp., Ltd.                                                           182,571             964,934
           *   Alkane Exploration, Ltd.                                                     185,165              23,016
           *   Allegiance Mining NL                                                         301,699              29,575
           *   Altium, Ltd.                                                                 162,100              28,644
               Amalgamated Holdings, Ltd.                                                   320,951             981,976
               Amcom Telecommunications, Ltd.                                               596,711              76,442
           *   Amity Oil NL                                                                 372,573             143,239
           *   Amrad Corp., Ltd.                                                            211,023              70,660
           *   Anadis, Ltd.                                                                 136,900              37,227
           *   Anateus Energy, Ltd.                                                         193,687              13,605
               Ansell, Ltd.                                                                  19,924             138,124
               ARB Corporation, Ltd.                                                        151,288             371,208
           *   Arc Energy NL                                                                459,772             645,842
               Ariadne Australia, Ltd.                                                      277,334              71,297
               Arrow Pharmaceuticals, Ltd.                                                  787,475           1,544,786
               Aspen Group, Ltd.                                                             20,479               3,099
           *   Atlas Pacific, Ltd.                                                           82,585              12,193
           #   AuIron Energy, Ltd.                                                          133,822             267,837
               Ausdrill, Ltd.                                                               178,089              95,872
               Ausmelt, Ltd.                                                                 36,118               6,969
               Auspine, Ltd.                                                                115,651             301,377
           *   Austal, Ltd.                                                                 444,288             594,413
           *   Austar United Communications, Ltd.                                         3,146,981           2,090,155
           #   Austereo Group, Ltd.                                                       1,080,140           1,424,961
               Austin Group, Ltd.                                                            70,265              42,395
               Australian Agricultural Co., Ltd.                                            558,072             635,391
           *   Australian Magnesium Corp., Ltd.                                             332,383               2,503

               Australian Pharmaceutical Industries, Ltd.                                   669,829           1,466,442
           #   Australian Pipeline Trust                                                    726,465           1,999,900
         # *   Australian Worldwide Exploration, Ltd.                                       929,537           1,224,335
               Auto Group, Ltd.                                                              41,309              21,060
           #   Autron Corporation, Ltd.                                                     989,247             119,576
               AV Jennings Homes, Ltd.                                                      496,066             518,845
               Avatar Industries, Ltd.                                                      195,019             129,494
           *   Avexa, Ltd.                                                                   67,761               6,909
           *   Ballarat Goldfields NL                                                     1,665,281             281,950
           #   Bank of Queensland, Ltd.                                                     262,337           2,179,525
               Baxter Group, Ltd.                                                            89,652             336,504
               BayCorp Advantage, Ltd.                                                      538,318           1,188,533
               Beach Petroleum, Ltd.                                                      1,951,255             799,986
               Beaconsfield Gold NL                                                          89,078              22,524
               Bendigo Bank, Ltd.                                                           358,878           2,623,612
         # *   Bendigo Mining NL                                                            651,655             481,152
           *   Betcorp, Ltd.                                                                273,622              38,324
           *   Beyond International, Ltd.                                                    61,256              19,201
           *   Biota Holdings, Ltd.                                                         265,336              90,069
               Blackmores, Ltd.                                                              37,565             365,798
           *   Blina Diamonds, Ltd.                                                          13,703               2,686
           *   Bolnisi Gold NL                                                              484,156             173,625
           *   Boom Logistics, Ltd.                                                          40,650              59,871
           *   Boulder Group NL                                                             717,587             135,168
           *   BQT Solutions, Ltd.                                                          179,898              24,445
               Brazin, Ltd.                                                                 273,219             387,328
               Bridgestone Australia, Ltd.                                                   66,100             148,600
           *   Broadcast Services Australia, Ltd.                                           337,438              84,212
           *   Buka Mineral, Ltd.                                                           210,323              30,803
               Cabcharge Austalia, Ltd.                                                     267,963             913,016
               Campbell Brothers, Ltd.                                                      108,322             793,127
               Candle Australia, Ltd.                                                        69,486              94,151
           *   Cape Range Wireless, Ltd.                                                  3,581,304             104,883
           *   Capral Aluminium, Ltd.                                                       276,367             339,606
           *   Carpenter Pacific Resources, Ltd.                                            225,546              39,826
               CDS Technologies, Ltd.                                                        61,294              90,274
               Cedar Woods Properties, Ltd.                                                  77,414             126,283
           *   Cellestis, Ltd.                                                              220,327             486,209
               Cellnet Telecommunications Group, Ltd.                                        91,100              88,677
           *   Centamin Egypt, Ltd.                                                         996,437             217,533
               Centennial Coal, Ltd.                                                        597,110           2,266,714
               Central Equity, Ltd.                                                         183,928             291,808
           *   Charters Towers Gold Mines, Ltd.                                             727,142              62,640
           *   Chemeq, Ltd.                                                                 166,742             149,175
               Chiquita Brands South Pacific, Ltd.                                          341,774             206,448
               Circadian Technologies, Ltd.                                                  64,591              66,737
               Citect Corp., Ltd.                                                           109,822              78,012
           *   Climax Mining, Ltd.                                                          870,299              55,229
         # *   Clough, Ltd.                                                               1,236,465             461,431
               Clover Corp., Ltd.                                                           269,348              37,525
           *   Cluff Resources Pacific NL                                                   911,746              10,979
               CMI, Ltd.                                                                     81,810              89,589
           *   CO2 Group, Ltd.                                                              280,693              68,069
           #   Coates Hire, Ltd.                                                            549,361           1,729,247

               Cochlear, Ltd.                                                               124,836           3,039,369
           *   Codan, Ltd.                                                                   32,604              35,707
               Coffey International, Ltd.                                                   167,427             265,311
               Collection House, Ltd.                                                       224,054             238,205
               Colorado Group, Ltd.                                                         242,046             805,687
               Commander Communications, Ltd.                                               453,465             714,116
               Consolidated Minerals, Ltd.                                                  436,304           1,293,415
           *   Coplex Resources NL                                                          231,400              15,730
           #   Corporate Express Australia, Ltd.                                            449,830           1,834,457
               Count Financial, Ltd.                                                        552,306             540,486
               Coventry Group, Ltd.                                                          84,583             392,908
           *   CPI, Ltd.                                                                     68,585              30,551
           #   Crane Group, Ltd.                                                            152,617             918,932
               Croesus Mining NL                                                            798,235             195,362
           *   Crown Diamonds NL                                                            521,549              72,878
               Danks Holdings, Ltd.                                                          10,425              76,390
           #   DCA Group, Ltd.                                                              509,294           1,335,888
               Devine, Ltd.                                                                 289,972             130,271
           *   Dioro Exploraration NL                                                       297,142              14,582
           *   Dominion Mining, Ltd.                                                        192,017              44,840
               Downer Group, Ltd.                                                           688,972           2,744,768
           *   Dragon Mining NL                                                             709,605              96,039
         # *   E.R.G., Ltd.                                                               1,647,173             334,279
           *   Echelon Resources, Ltd.                                                        7,950               1,921
           *   Emporer Mines, Ltd.                                                          324,668              73,607
               Energy Developments, Ltd.                                                    311,265             886,333
           *   Energy World Corp., Ltd.                                                     325,630              10,036
           #   Envestra, Ltd.                                                             2,038,400           1,737,575
           *   Environmental Solutions International, Ltd.                                   67,364               3,358
               Equigold NL                                                                  351,475             240,211
               Evans & Tate, Ltd.                                                           164,154              86,686
           *   Excel Coal, Ltd.                                                             168,010             802,178
           *   Falcon Minerals, Ltd.                                                        240,897              78,863
           #   Fantastic Holdings, Ltd.                                                     185,528             517,617
               FKP, Ltd.                                                                    470,587             983,548
           #   Fleetwood Corp., Ltd.                                                        115,978             550,203
               Flight Centre, Ltd.                                                           10,991             119,381
           *   Forest Enterprises Australia, Ltd.                                           489,229             195,375
         # *   Fortescue Metals Group, Ltd.                                                 361,735             655,641
           #   Funtastic, Ltd.                                                              312,883             399,427
               Futuris Corp., Ltd.                                                        1,238,179           1,577,939
               Gale Pacific, Ltd.                                                           123,557             137,823
               GasNet Australia Group                                                       343,500             637,191
               Gazal Corp., Ltd.                                                            101,046             232,079
           *   Genetic Technologies, Ltd.                                                   830,383             213,197
           *   Geodynamics, Ltd.                                                            174,778             240,414
           *   Giants Reef Mining, Ltd.                                                   1,400,196              29,612
               Globe International, Ltd.                                                    882,836             282,867
           *   Gold Aura, Ltd.                                                               41,097               2,875
           *   Goldstream Mining NL                                                         151,648              41,758
               Gowing Bros., Ltd.                                                            79,311             153,303
           *   Gradipore, Ltd.                                                              104,226              49,215
           #   Graincorp, Ltd. Series A                                                      87,738             754,247
               Grand Hotel Group                                                            473,257             277,301

               GRD NL                                                                       494,134             569,129
           #   Great Southern Plantations, Ltd.                                             735,162           1,966,557
               Green's Foods, Ltd.                                                          193,688              75,851
           #   GUD Holdings, Ltd.                                                           174,840             896,131
               Gunns, Ltd.                                                                  602,832           1,754,578
           *   Gutnick Resources NL                                                          17,866                 944
               GWA International, Ltd.                                                      698,010           1,512,799
           *   Gympie Gold, Ltd.                                                            302,445                   0
         # *   Hardman Resources NL                                                       1,706,925           2,338,532
               Harvey World Travel, Ltd.                                                     87,638              91,408
               Healthscope, Ltd.                                                            261,453             879,121
               Henry Walker Eltin Group, Ltd.                                               463,214             173,183
           *   Herald Resources, Ltd.                                                        69,910              29,341
               HGL, Ltd.                                                                     87,018             118,879
           #   Hills Industries, Ltd.                                                       407,018           1,264,961
               Home Building Society, Ltd.                                                   27,907             151,691
           *   Horizon Oil NL                                                               752,832              56,849
           #   Housewares International, Ltd.                                               307,812             372,445
               HPAL, Ltd.                                                                   274,861             352,972
         # *   Hutchison Telecommunications (Australia), Ltd.                             1,455,265             279,321
               IBA Health, Ltd.                                                             552,155             184,756
           *   ICSGlobal, Ltd.                                                              155,693              33,481
               IInet, Ltd.                                                                  192,656             429,425
               Iluka Resources, Ltd.                                                        513,563           2,379,885
           *   Imdex, Ltd.                                                                  135,662              21,972
               Incitec Pivot, Ltd.                                                          103,989           1,236,718
           *   Independent Practioner Network, Ltd.                                         457,414              25,581
           *   Indophil Resources NL                                                        518,540             149,860
           #   Infomedia, Ltd.                                                              696,356             280,875
               Institute of Drug Technology Australia, Ltd.                                  82,205             110,531
               Integrated Group, Ltd.                                                       145,820             202,665
               Integrated Research, Ltd.                                                    261,513              82,803
           *   Integrated Tree Cropping, Ltd.                                                17,366              16,396
           *   Intellect Holdings, Ltd.                                                     967,267              18,308
           *   Intermoco, Ltd.                                                            1,067,459              28,169
           *   International All Sports, Ltd.                                                58,815              11,995
               Investor Group, Ltd.                                                         170,947             531,412
           *   Invocare, Ltd.                                                                51,192             156,208
           #   ION, Ltd.                                                                    419,349                   0
           #   IOOF Holdings, Ltd.                                                          128,916             652,613
               Iress Market Technology, Ltd.                                                281,018             867,640
               IWL, Ltd.                                                                     81,474             156,918
           *   Ixla, Ltd.                                                                    89,921               1,562
           #   JB Hi-Fi, Ltd.                                                               281,832             725,597
               JDV, Ltd.                                                                    123,805              84,085
           #   Jones (David), Ltd.                                                        1,190,508           1,615,808
               Jubilee Mines NL                                                             358,412           1,588,689
           *   Just Group, Ltd.                                                             117,200             164,206
               K&S Corp., Ltd.                                                              128,017             295,818
           *   Kagara Zinc, Ltd.                                                            437,281             410,743
               Keycorp, Ltd.                                                                156,412             195,834
           *   Kids Campus, Ltd.                                                             69,303              34,585
           *   Kimberley Diamond Co. NL                                                     274,068             237,914
           *   Kings Mineral NL                                                             516,989              87,871

               Kingsgate Consolidated NL                                                    186,350             382,134
               Kresta Holdings, Ltd.                                                        231,002              50,573
           *   Lakes Oil NL                                                               2,055,217              34,161
               Lemarne Corp., Ltd.                                                           20,790              38,276
           *   Leyshon Resources, Ltd.                                                      103,357              23,644
               Lighting Corp., Ltd.                                                         180,200              91,111
           *   LionOre Mining International, Ltd.                                            20,000              99,205
           *   Longreach Group, Ltd.                                                        276,023              43,614
           *   Lynas Gold NL                                                                433,768              55,417
               MacArthur Coal, Ltd.                                                         394,540           2,051,777
               MacMahon Holdings, Ltd.                                                      804,171             246,037
           *   Macmin Silver, Ltd.                                                          343,722              29,597
           *   Macquarie Corporate Telecommunications, Ltd.                                 350,192              30,322
               Magellan Petroleum Australia, Ltd.                                            32,760              29,494
           *   Magnesium International, Ltd.                                                 32,803              35,148
           *   Maryborough Sugar Factory, Ltd.                                                  600               3,037
           *   Matrix Oil NL                                                                557,000              18,511
               MaxiTRANS Industries, Ltd.                                                   482,299             280,618
           #   McGuigan Simeon Wines, Ltd.                                                  296,961             873,883
               McPherson's, Ltd.                                                            141,730             347,530
           *   Medica Holdings, Ltd.                                                         31,587              10,812
               Melbourne IT, Ltd.                                                            85,583              84,106
         # *   Metabolic Pharmaceuticals, Ltd.                                              700,000             399,784
         # *   Metal Storm, Ltd.                                                            956,640             101,274
         # *   MFS, Ltd.                                                                    276,486             281,914
           #   Miller's Retail, Ltd.                                                        566,259             337,265
               Minara Resources, Ltd.                                                     1,229,086           1,737,046
               Mincor Resources NL                                                          492,383             270,466
               Monadelphous Group, Ltd.                                                      51,561             438,262
           *   Mosaic Oil NL                                                                756,146              99,606
           *   Multiemedia, Ltd.                                                          3,014,095              36,349
           *   MXL, Ltd.                                                                    512,804              52,068
               MYOB, Ltd.                                                                   917,057             756,424
               Namoi Cotton Cooperative, Ltd.                                               160,347              63,038
               National Can Industries, Ltd.                                                 97,017              96,418
           *   New Hope Corp., Ltd.                                                          41,453              35,693
           *   Norwood Abbey, Ltd.                                                          326,063             106,930
           *   Nova Health, Ltd.                                                            427,034              94,868
           *   Novera Energy, Ltd.                                                           62,826              69,864
           *   Novogen, Ltd.                                                                246,646             982,351
               Nufarm, Ltd.                                                                 287,774           1,914,646
           *   Nylex, Ltd.                                                                1,960,108             398,936
               Oakton, Ltd.                                                                 162,978             191,575
           #   Oamps, Ltd.                                                                  336,965             625,323
           *   Occupational & Medical Innovations, Ltd.                                      31,208               9,524
           *   Oceana Gold, Ltd.                                                            192,400              77,019
           *   Orbital Engine Corp., Ltd.                                                   537,358              39,647
               OrotonGroup, Ltd.                                                             76,854             145,170
         # *   Oxiana, Ltd.                                                               2,856,763           1,849,102
               Pacific Brands, Ltd.                                                         518,500             882,576
               Pacific Group, Ltd.                                                          320,974             366,742
               Pacific Hydro, Ltd.                                                          380,820           1,456,574
         # *   Paladin Resources, Ltd.                                                      783,776             587,212
           *   Palm Springs, Ltd.                                                           222,804              10,581

           *   Pan Pacific Petroleum NL                                                     327,800              24,624
           *   Panbio, Ltd.                                                                  58,078              11,683
               Paperlinx, Ltd.                                                              501,058             875,872
           *   Payce Consolidated, Ltd.                                                      29,670              60,730
               Penfold Buscombe, Ltd.                                                        85,065             116,028
           *   People Telecom, Ltd.                                                         535,431              54,495
               Peptech, Ltd.                                                                379,247             383,451
           *   Perilya Mines NL                                                             386,030             212,503
           *   Perseverance Corp., Ltd.                                                   1,265,363             252,283
         # *   Petsec Energy, Ltd.                                                          253,743             211,463
           *   Plantcorp NL                                                                   4,329                   0
               Plaspak Group, Ltd.                                                           99,965              68,769
         # *   PMP, Ltd.                                                                    761,276             714,645
           *   Polartechnics, Ltd.                                                           43,405               4,919
               Port Bouvard, Ltd.                                                           108,200             109,639
           *   Port Douglas Reef Resorts, Ltd.                                              251,655              23,759
           *   PowerTel, Ltd. Series B                                                      175,372             157,526
           *   Prana Biotechnology, Ltd.                                                    195,424              26,026
           *   Precious Metals Australia, Ltd.                                               12,727               1,978
           *   Preston Resources NL                                                          64,000                 579
               Primary Health Care, Ltd.                                                    292,807           1,819,418
               Prime Television, Ltd.                                                       294,381             688,662
           *   Primelife Corp., Ltd.                                                        215,916             143,602
           *   Progen Industries, Ltd.                                                       83,761             163,854
               Programmed Maintenance Service, Ltd.                                         167,811             407,696
         # *   Psivida, Ltd.                                                                467,864             277,961
               Queensland Cotton Holdings, Ltd.                                              64,879             205,542
           *   Quiktrak Networks, Ltd.                                                        7,401                   0
               Ramsay Health Care, Ltd.                                                     340,994           2,063,632
               Raptis Group, Ltd.                                                            12,000               4,985
               Rebel Sport, Ltd.                                                            173,512             276,287
               Redfire Resources NL                                                         859,797             177,663
           *   Redflex Holdings, Ltd.                                                       230,706             530,891
               Reece Australia, Ltd.                                                        251,463           2,282,042
           *   Reinsurance Australia Corp., Ltd.                                            399,993             141,806
           *   Repco Corp., Ltd.                                                            110,651             225,651
               Repcol, Ltd.                                                                 308,668             111,677
         # *   Resolute Mining, Ltd.                                                        456,861             309,731
           *   Resonance Health, Ltd.                                                        29,264               2,974
               Ridley Corp., Ltd.                                                           620,822             631,017
               Roberts, Ltd.                                                                 26,336             157,070
           *   Roc Oil Co., Ltd.                                                            438,259             543,028
               Rock Building Society, Ltd.                                                   25,092              77,806
               Ross Human Directions, Ltd.                                                  124,630              63,031
               S8, Ltd.                                                                     180,798             239,806
           *   SAI Global, Ltd.                                                              57,098             107,815
           *   Sally Malay Mining, Ltd.                                                     402,323             246,747
               Salmat, Ltd.                                                                 302,282           1,081,687
               Schaffer Corp., Ltd.                                                          33,766             126,360
           #   SDI, Ltd.                                                                    236,993             115,455
           *   Sedimentary Holdings, Ltd.                                                   577,321              76,085
               Select Harvests, Ltd.                                                        106,523             791,589
               Senetas Corp., Ltd.                                                          746,923             151,314
               Servcorp, Ltd.                                                               187,972             368,240

           #   Seven Network, Ltd.                                                          354,582           1,906,472
               SFE Corp., Ltd.                                                              334,655           2,543,444
               Sigma Co., Ltd.                                                              375,345           2,321,649
           *   Silex System, Ltd.                                                           287,621             212,042
               Sims Group, Ltd.                                                             150,718           1,533,592
           *   Sino Gold, Ltd.                                                              276,623             318,802
           *   Sirtex Medical, Ltd.                                                          96,109             103,049
           #   Skilled Engineering, Ltd.                                                    197,124             360,580
           #   Smorgon Steel Group, Ltd.                                                  2,163,008           2,027,465
               SMS Management & Technology, Ltd.                                            132,991             168,405
           *   Sons of Gwalia, Ltd.                                                         253,252                   0
           #   Southern Cross Broadcasting (Australia), Ltd.                                149,035           1,370,475
           *   Southern Pacific Petroleum NL                                                698,740                   0
           #   SP Telecommunications, Ltd.                                                  819,927           1,081,761
           #   Spotless Group, Ltd.                                                         517,370           1,910,767
           *   St. Barbara Mines, Ltd.                                                      375,500              26,824
               Star Games, Ltd.                                                             219,830             169,092
           *   Starpharma Holdings, Ltd.                                                    258,219             105,342
               Straits Resources, Ltd.                                                      312,715             396,796
           *   Strategic Minerals Corp. NL                                                  358,100              23,330
           *   Strathfield Group, Ltd.                                                      492,553              30,544
           *   Striker Resources NL                                                         435,484              10,518
           #   STW Communications Group, Ltd.                                               462,047             969,121
               Sunland Group, Ltd.                                                          530,550             556,219
               Sydney Aquarium, Ltd.                                                         49,135             199,959
         # *   Sydney Gas, Ltd.                                                             661,636             346,802
               Symex Holdings, Ltd.                                                         203,321             220,933
           *   Taipan Resources NL                                                        2,475,883              89,857
           *   Tandou, Ltd.                                                                   3,410               3,855
           *   Tap Oil, Ltd.                                                                407,790             612,828
               Technology One, Ltd.                                                         705,539             306,170
               Tectonic Resources NL                                                        259,183              30,266
           *   Television & Media Services, Ltd.                                          2,000,584              58,979
               Thakral Holdings Group                                                     1,569,889             924,350
               Ticor, Ltd.                                                                  630,193             806,283
           #   Timbercorp, Ltd.                                                             551,027             795,884
           *   Titan Resources NL                                                           595,172              26,522
           *   Tooth & Co., Ltd.                                                            153,000              10,632
               Transfield Services, Ltd.                                                    375,908           1,995,323
               Triako Resources, Ltd.                                                        31,217              19,367
               Troy Resources NL                                                             96,896             178,819
               Trust Company of Australia, Ltd.                                              75,179             529,042
           #   United Group, Ltd.                                                           249,861           1,591,836
           *   Unitract, Ltd.                                                               147,406              77,158
           *   Universal Resources, Ltd.                                                    109,414              12,407
               UXC, Ltd.                                                                    297,944             175,231
               VeCommerce, Ltd.                                                              13,680              17,411
           *   Ventracor, Ltd.                                                              502,158             563,305
           *   Victoria Petroleum NL                                                      2,180,492              52,507
           #   Villa World, Ltd.                                                            229,021             248,672
           *   Village Roadshow, Ltd.                                                       591,536           1,138,421
           *   Virotec International NL                                                     403,655             161,451
           #   Vision Systems, Ltd.                                                         426,575             331,933
           *   Voicenet (Australia), Ltd.                                                   495,284               4,845

               Volante Group, Ltd.                                                          273,599             243,458
               Waterco, Ltd.                                                                 33,300              90,461
               Watpac, Ltd.                                                                 142,703             117,397
           #   Wattyl, Ltd.                                                                 225,230             360,712
           *   Webster, Ltd.                                                                119,092              68,383
           *   Wedgetail Exploration NL                                                   1,413,422              42,632
           *   Western Areas NL                                                             259,360             262,189
               Wide Bay Capricorn Building Society, Ltd.                                     47,718             252,384
               Worley Group, Ltd.                                                           398,370           2,114,403
           *   Yates, Ltd.                                                                   60,281               1,684
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $151,551,186)                                                                                    166,901,713
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.3%)
           *   Australian Dollar                                                                              1,269,403
                                                                                                       ----------------
     (Cost $1,273,029)

     PREFERRED STOCKS -- (0.1%)
           *   Village Roadshow, Ltd. 2% Class A                                            200,025             303,265
                                                                                                       ----------------
     (Cost $283,859)

     RIGHTS/WARRANTS -- (0.0%)
           *   Beach Petroleum, Ltd. Warrants 06/30/06                                      480,019                   0
           *   Boulder Steel, Ltd. Options 11/30/05                                          71,759               2,439
           *   Equigold NL Options 05/31/07                                                  87,868               6,637
           *   Forest Enterprises Australia, Ltd. Rights 06/07/05                            81,538               1,232
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $2,187)                                                                                               10,308
                                                                                                       ----------------

     TOTAL -- AUSTRALIA
       (Cost $153,110,261)                                                                                  168,484,689
                                                                                                       ----------------

     HONG KONG -- (23.1%)
     COMMON STOCKS -- (23.0%)
           *   139 Holdings, Ltd.                                                         6,200,000              22,227
               ABC Communications (Holdings), Ltd.                                          930,000              83,582
               Aeon Credit Service (Asia) Co., Ltd.                                         740,000             463,497
               ALCO Holdings, Ltd.                                                          740,000             287,077
               Allan International Holdings, Ltd.                                           592,000              87,427
               Allied Group, Ltd.                                                           559,200             774,518
               Allied Properties, Ltd.                                                      802,600             491,412
           *   Anex International Holdings, Ltd.                                            152,000               1,909
           *   Applied International Holdings, Ltd.                                       1,243,000              39,463
           *   APT Satellite Holdings, Ltd.                                                 599,000             102,356
               Artel Solutions Group Holdings, Ltd.                                       2,315,000              44,647
               Arts Optical International Holdings, Ltd.                                    468,000             166,971
               Asia Aluminum Holdings, Ltd.                                               4,042,000             445,748
           *   Asia Commercial Holdings, Ltd.                                                72,800               5,143
               Asia Financial Holdings, Ltd.                                              1,976,908             519,926
           *   Asia Logistics Technologies, Ltd.                                             22,140               2,760
               Asia Satellite Telecommunications Holdings, Ltd.                             404,500             712,544

               Asia Standard International Group, Ltd.                                    6,780,000             295,291
           *   Asia Tele-Net & Technology Corp., Ltd.                                       521,000              23,792
               Associated International Hotels, Ltd.                                        898,000             852,538
               Automated Systems Holdings, Ltd.                                             340,000              80,428
           *   B.A.L. Holdings, Ltd.                                                            305                  11
               Baltrans Holdings, Ltd.                                                      376,000             164,283
           *   Beijing Development (Hong Kong), Ltd.                                        166,000              17,069
           #   Bossini International Holdings, Ltd.                                       1,801,500             348,927
               Bright International Group, Ltd.                                             710,000              67,522
           #   Cafe de Coral Holdings, Ltd.                                                 672,000             768,200
           *   Capital Prosper, Ltd.                                                        480,000               5,073
           *   Capital Strategic Investment, Ltd.                                            30,500               5,827
               Cash Financial Services Group, Ltd.                                           27,018                 731
           *   Casil Telecommunications Holdings, Ltd.                                    1,420,000              71,327
           *   Catic International Holdings, Ltd.                                         5,332,000              61,686
               CCT Telecom Holdings, Ltd.                                                   472,970              75,876
               CEC International Holdings, Ltd.                                             210,000               4,818
           *   Celestial Asia Securities Holdings, Ltd.                                     426,036              20,791
           *   Central China Enterprises, Ltd.                                              210,400              19,190
           #   Champion Technology Holdings, Ltd.                                         1,379,390             210,424
               Chaoda Modern Agriculture (Holdings), Ltd.                                 2,620,000           1,083,622
               Chen Hsong Holdings, Ltd.                                                  1,210,000             695,000
               Cheuk Nang (Holdings), Ltd.                                                  113,344              61,815
           *   Cheung Tai Hong Holdings, Ltd.                                               100,920               5,291
               Chevalier International Holdings, Ltd.                                       441,482             521,200
               Chevalier Itech Holdings, Ltd.                                               355,250              72,709
           *   China Aerospace International Holdings, Ltd.                               3,384,000             182,052
           *   China Bio-medical Group, Ltd.                                                415,000               8,001
           *   China Digicontent Co., Ltd.                                                2,710,000               3,483
           *   China Electronic Corp. Holdings Co., Ltd.                                    468,250              84,257
               China Everbright International, Ltd.                                       3,945,000             227,201
           *   China Everbright Technology, Ltd.                                          3,244,000             128,943
           *   China Gas Holdings, Ltd.                                                   2,026,000             345,895
               China Hong-Kong Photo Products Holdings, Ltd.                              1,909,000             179,429
           *   China Insurance International Holdings Co., Ltd.                           1,866,000             682,350
           *   China Investments Holdings, Ltd.                                             210,000               4,534
           *   China Merchants Dichain (Asia), Ltd.                                       7,160,000              59,662
           *   China Motion Telecom International, Ltd.                                     257,000               6,937
               China Motor Bus Co., Ltd.                                                     74,000             598,443
           *   China Nan Feng Group, Ltd.                                                    28,800                 341
           #   China National Aviation Co., Ltd.                                          3,710,000             832,720
               China Online (Bermuda), Ltd.                                                 296,240              47,863
           *   China Pharmaceutical Enterprise and Investment Corp., Ltd.                 1,802,000             370,168
           *   China Rare Earth Holdings, Ltd.                                            1,180,000             148,551
           #   China Resources Land, Ltd.                                                 2,658,000             425,667
               China Resources Logic, Ltd.                                                3,796,000             422,570
           *   China Rich Holdings, Ltd.                                                  3,380,000              13,467
           *   China Sci-Tech Holdings, Ltd.                                                278,600               7,462
           *   China Star Entertainment, Ltd.                                               440,292              18,031
           *   China Strategic Holdings, Ltd.                                             1,368,500             142,642
               Chinney Investments, Ltd.                                                  1,144,000             108,395
               Chitaly Holdings, Ltd.                                                       214,000             189,202
               Chow Sang Sang Holdings International, Ltd.                                  865,680             605,220
               Chuangs China Investments, Ltd.                                            1,347,000              67,258

               Chuang's Consortium International, Ltd.                                    1,858,884             154,327
               Chun Wo Holdings, Ltd.                                                     1,671,917             201,199
               Chung Tai Printing Holdings, Ltd.                                            548,000              88,085
           *   CITIC 21CN Co., Ltd.                                                       3,674,000           1,035,737
           *   CITIC Resources Holdings, Ltd.                                             2,822,000             388,240
               City e Solutions, Ltd.                                                       186,000              19,871
               City Telecom (H.K.), Ltd.                                                  1,070,000             109,474
         # *   Clear Media, Ltd.                                                            529,000             452,026
           *   Climax International Co., Ltd.                                               296,000               1,635
           #   CNPC (Hong Kong), Ltd.                                                     6,430,000             939,837
           *   CNT Group, Ltd.                                                            3,078,000              55,408
           *   Coastal Greenland, Ltd.                                                    2,440,000              93,594
               COFCO International, Ltd.                                                  2,188,000           1,003,371
           *   Compass Pacific Holdings, Ltd.                                               624,000              19,274
           *   Computer & Technologies Holdings, Ltd.                                       432,000              45,343
               Continental Holdings, Ltd.                                                    98,825              10,422
               Continental Mariner Investment Co., Ltd.                                   1,328,000             221,411
               COSCO International Holdings, Ltd.                                         2,573,600             385,268
               Coslight Technology International Group, Ltd.                                626,000             142,241
               Cosmos Machinery Enterprises, Ltd.                                         1,126,400              54,829
           *   Crocodile Garments, Ltd.                                                   1,539,000             116,178
               Cross Harbour Tunnel Co., Ltd.                                               386,520             372,509
           *   Culturecom Holdings, Ltd.                                                  3,767,000             163,747
           *   Dah Hwa International Holdings, Ltd.                                       1,062,000              50,836
           *   Dan Form Holdings Co., Ltd.                                                2,386,600             124,462
           *   Daqing Petroleum & Chemical Group, Ltd.                                    1,375,000              85,512
               Dickson Concepts International, Ltd.                                         498,300             849,976
           *   Digital China Holdings, Ltd.                                               1,416,000             422,467
           *   DVN Holdings, Ltd.                                                           744,490             174,075
           *   Dynamic Global Holdings, Ltd.                                              3,522,000              19,012
               Dynamic Holdings, Ltd.                                                       244,000              37,437
               Easyknit International Holdings, Ltd.                                        282,860               7,701
           *   Eforce Holdings, Ltd.                                                      2,620,000              12,068
               Egana Jewelry & Pearls, Ltd.                                                 331,789              56,980
           #   Eganagoldfeil Holdings, Ltd.                                               2,017,235             491,801
           *   Emperor Entertainment Hotel, Ltd.                                            870,000             147,737
               Emperor International Holdings, Ltd.                                         904,360             121,899
           *   e-New Media Co., Ltd.                                                        320,000              11,294
           *   eSun Holdings, Ltd.                                                          653,600             176,380
           *   Extrawell Pharmaceutical Holdings, Ltd.                                    3,220,000              74,316
               Ezcom Holdings, Ltd.                                                          72,576                 464
               Fairwood Holdings, Ltd.                                                       42,600              22,966
           #   Far East Consortium International, Ltd.                                    1,968,680             800,707
           *   Far East Hotels & Entertainment, Ltd.                                      1,853,000             125,749
           *   Far East Pharmaceutical Technology Co., Ltd.                               3,216,000              28,108
               First Natural Foods Holdings, Ltd.                                           295,000              20,818
               First Sign International Holdings, Ltd.                                    1,424,000              47,413
               Fong's Industries Co., Ltd.                                                  664,000             499,051
           *   Forefront International Holdings, Ltd.                                       658,000              48,206
           *   Fortuna International Holdings, Ltd.                                       9,344,000              14,506
           *   Foundation Group, Ltd.                                                        83,800               2,122
           *   Founder Holdings, Ltd.                                                     1,854,000             116,418
               Fountain Set Holdings, Ltd.                                                  972,000             523,384
               Four Seas Frozen Food Holdings, Ltd.                                         347,184              50,825

               Four Seas Mercantile Holdings, Ltd.                                          592,000             205,441
           *   Fujian Holdings, Ltd.                                                        237,800               6,143
               Fujikon Industrial Holdings, Ltd.                                            532,000              95,718
           *   Fushan Holdings, Ltd.                                                      2,566,000             160,794
           *   GeoMaxima Energy Holdings, Ltd.                                            5,810,000              44,779
               Giordano International, Ltd.                                               1,866,000           1,221,939
           *   Global China Group Holdings, Ltd.                                          3,022,000             147,477
               Global Green Tech Group, Ltd.                                              1,336,000             143,945
           *   Global Tech (Holdings), Ltd.                                               5,612,000              36,065
               Glorious Sun Enterprises, Ltd.                                             1,650,000             709,497
               Gold Peak Industries (Holdings), Ltd.                                      1,059,250             213,471
           *   Goldbond Group Holdings, Ltd.                                              2,609,500              43,048
               Golden Meditech Company, Ltd.                                              1,473,802             280,160
               Golden Resources Development International, Ltd.                           1,456,500              64,576
           *   Gold-Face Holdings, Ltd.                                                   2,003,600                   0
               Goldlion Holdings, Ltd.                                                    1,438,000             184,200
           *   Golik Holdings, Ltd.                                                         930,500              27,268
               Good Fellow Group, Ltd.                                                    3,488,000              50,649
           *   Gorient Holdings, Ltd.                                                         7,370                  35
               Grande Holdings, Ltd.                                                        502,000             473,714
           *   Great Wall Cybertech, Ltd.                                                15,795,170              20,301
               Group Sense (International), Ltd.                                          2,062,000             155,761
               Guangdong Brewery Holdings, Ltd.                                           2,212,000             751,638
           *   Guangnan Holdings, Ltd.                                                   14,216,000             222,133
               Guangzhou Investment Co., Ltd.                                             8,860,000             680,690
           *   Guo Xin Group, Ltd.                                                        3,640,000              14,881
               Guorun Holdings, Ltd.                                                      3,570,000             213,111
               GZI Transport, Ltd.                                                        1,820,000             589,702
               Hang Fung Gold Technology, Ltd.                                            1,016,000             153,670
               Hang Ten Group Holdings, Ltd.                                                405,850              57,805
               Hanny Holdings, Ltd.                                                         186,658              71,169
           *   Hansom Eastern Holdings, Ltd.                                              3,473,235              13,362
               Harbour Centre Development, Ltd.                                             517,000             858,847
               Harbour Ring International Holdings, Ltd.                                  6,936,000             720,666
           *   Hen Fung Holdings, Ltd.                                                    1,740,000              33,406
               Henderson China Holdings, Ltd.                                               815,000             804,955
               Heng Tai Consumables Group, Ltd.                                             530,000              97,870
           #   Hengan International Group Co., Ltd.                                       1,194,000             774,159
               High Fashion International, Ltd.                                             268,000              57,157
           #   HKR International, Ltd.                                                    1,884,860           1,241,790
               Hon Kwok Land Investment Co., Ltd                                            572,535             148,549
               Hong Kong and Shanghai Hotels, Ltd.                                          500,041             522,327
               Hong Kong Catering Management, Ltd.                                          512,000             101,073
           *   Hong Kong Construction Holdings, Ltd.                                        970,000              65,937
               Hong Kong Ferry (Holdings) Co., Ltd.                                         671,300             805,239
           *   Hong Kong Parkview Group, Ltd.                                             1,130,000              53,738
           *   Hong Kong Pharmaceuticals Holdings, Ltd.                                   1,834,000              45,730
               Hongkong Chinese, Ltd.                                                     2,126,000             299,925
           *   Hop Hing Holdings, Ltd.                                                      660,265              24,610
               Hopson Development Holdings, Ltd.                                          1,246,000             675,409
           *   Hsin Chong Construction Group, Ltd.                                        1,569,658              84,570
               Hua Han Bio-Pharmaceutical Holdings, Ltd.                                    208,000              24,566
           *   Huabao International Holdings, Ltd.                                           19,300               3,319
               Huafeng Textile International Group, Ltd.                                    248,000              12,893

           *   Hualing Holdings, Ltd.                                                     1,344,000              31,115
               Hung Hing Printing Group, Ltd.                                               684,122             504,736
           *   Hycomm Wireless, Ltd.                                                      4,709,000              48,263
               I-Cable Communications, Ltd.                                               2,155,000             753,903
           *   I-China Holdings, Ltd.                                                       375,756               9,183
           #   IDT International, Ltd.                                                    4,028,486             573,733
           *   Imagi International Holdings, Ltd.                                           137,400              17,309
           *   Innomaxx Biotechnology Group, Ltd.                                         3,050,000              49,709
           *   Interchina Holdings Co., Ltd.                                              8,130,000             103,186
               International Bank of Asia, Ltd.                                           1,098,000             439,846
           *   Inworld Group, Ltd.                                                            3,054                   6
               ITC Corp., Ltd.                                                              466,157              31,048
               JCG Holdings, Ltd.                                                           792,000             763,245
               Jinhui Holdings Co., Ltd.                                                    280,000              78,274
           *   Joyce Boutique Holdings, Ltd.                                                514,000              40,128
           *   Junefield Department Store Group, Ltd.                                       256,000               3,290
           #   K Wah International Holdings, Ltd.                                         3,096,364           1,023,162
               K. Wah Construction Materials, Ltd.                                        2,455,075           1,987,953
           *   Kader Holdings Co., Ltd.                                                     545,600              13,334
           *   Kanstar Environmental Paper Products Holdings, Ltd.                        1,220,000              46,956
               Karrie International Holdings, Ltd.                                          488,000             203,574
               Keck Seng Investments (Hong Kong), Ltd.                                      858,600             220,326
               Kee-Shing Holdings Co., Ltd.                                                 886,000             114,969
               Kin Yat Holdings, Ltd.                                                       586,000              54,120
               King Fook Holdings, Ltd.                                                   1,000,000              69,261
           *   King Pacific International Holdings, Ltd.                                  1,404,200              22,019
               Kingdee International Software Group Co., Ltd.                               638,000             126,073
               Kingmaker Footwear Holdings, Ltd.                                          1,058,750             305,814
           *   Kong Sun Holdings, Ltd.                                                    2,198,000               7,063
               Kowloon Development Co., Ltd.                                                706,000             774,709
           *   KPI Co., Ltd.                                                                396,000               7,272
               KTP Holdings, Ltd.                                                           560,400              35,909
               Kwoon Chung Bus Holdings, Ltd.                                               556,000             120,598
           *   Lai Sun Development Co., Ltd.                                              7,592,000             116,745
           *   Lai Sun Garment (International), Ltd.                                      2,325,000             141,461
               Lam Soon (Hong Kong), Ltd.                                                   302,310             108,991
               Le Saunda Holdings, Ltd.                                                     236,000              36,550
           *   Leadership Publishing Group, Ltd.                                            250,511                 483
           *   Leading Spirit High-Tech Holdings Co., Ltd.                                2,310,000               2,969
               Lee & Man Holdings, Ltd.                                                     566,000              86,464
               Lerado Group (Holding) Co., Ltd.                                           1,048,000             133,198
           *   LifeTec Group, Ltd.                                                        1,383,000              14,543
               Lippo, Ltd.                                                                1,074,760             255,289
               Liu Chong Hing Bank, Ltd.                                                    537,000             785,035
               Liu Chong Hing Investment, Ltd.                                              635,200             594,634
               Luk Fook Holdings (International), Ltd.                                      690,000             212,424
               Luks Industrial Group, Ltd.                                                  645,555              92,657
               Lung Kee (Bermuda) Holdings, Ltd.                                          1,071,875             695,360
           *   MACRO-LINK International Holdings, Ltd.                                    1,036,250              31,346
           *   Mae Holdings, Ltd.                                                           111,000               1,469
               Magnificent Estates, Ltd.                                                  8,368,000             146,845
           *   Magnum International Holdings, Ltd.                                          300,000               4,049
               Mainland Headwear Holdings, Ltd.                                             410,000             147,344
           *   Mansion House Group, Ltd.                                                  1,820,000              27,574

               Matrix Holdings, Ltd.                                                        402,000             122,565
           *   Matsunichi Communications Holdings, Ltd.                                     388,000             113,320
           *   Mei Ah Entertainment Group, Ltd.                                           1,142,000              42,512
               Melbourne Enterprises, Ltd.                                                   45,500             185,384
               Melco International Development, Ltd.                                      1,000,000           1,163,187
               Midas International Holdings, Ltd.                                           774,000              58,621
               Midland Realty (Holding), Ltd.                                             1,110,000             652,983
           *   Millennium Group, Ltd.                                                     1,392,000               4,814
               Min Xin Holdings, Ltd.                                                       753,200             139,200
               Miramar Hotel & Investment Co., Ltd.                                         607,000             911,694
           *   Morning Star Resources, Ltd.                                               1,845,000              18,971
           #   Moulin International Holdings, Ltd.                                          699,274             453,879
               Multi-Asia International Holdings, Ltd.                                      460,920              52,048
               Nanyang Holdings, Ltd.                                                       137,500             159,269
               National Electronics Holdings, Ltd.                                        2,156,000              67,749
               Natural Beauty Bio-Technology, Ltd.                                        1,610,000             117,876
               New Island Printing Holdings, Ltd.                                           176,000              15,156
           *   New World China Land, Ltd.                                                 1,807,600             608,710
           *   New World Cyberbase, Ltd.                                                     72,628               3,669
           *   New World TMT, Ltd.                                                        1,380,600              81,366
           *   Newocean Green Energy Holdings, Ltd.                                         393,120              41,902
           *   Next Media, Ltd.                                                           1,792,000             764,514
           #   Ngai Lik Industrial Holdings, Ltd.                                         1,556,000             418,913
           *   Nippon Asia Investments Holdings, Ltd.                                     1,573,200              17,794
         # *   Onfem Holdings, Ltd.                                                       1,266,000              84,315
               Orient Power Holdings, Ltd.                                                  804,000              30,915
           *   Oriental Metals, Ltd.                                                        711,780             232,859
               Oriental Press Group, Ltd.                                                 2,928,000             929,514
               Oriental Watch Holdings, Ltd.                                                398,000              79,151
               Pacific Andes International Holdings, Ltd.                                 1,172,000             202,893
               Pacific Century Insurance Holdings, Ltd.                                   1,272,000             497,423
               Pacific Century Premium Developments, Ltd.                                 2,785,000             846,373
           *   Pacific Plywood Holdings, Ltd.                                             4,430,000              14,754
           #   Paul Y. ITC Construction Holdings, Ltd.                                    2,309,062             614,434
               Peace Mark Holdings, Ltd.                                                  1,138,022             302,835
               Pegasus International Holdings, Ltd.                                         226,000              31,371
               Perfectech International Holdings, Ltd.                                      571,450              49,582
               Pico Far East Holdings, Ltd.                                               1,190,000             184,516
               Playmates Holdings, Ltd.                                                   2,223,000             458,218
               Pokfulam Development Co., Ltd.                                               234,000              96,098
           *   Poly Investments Holdings, Ltd.                                            2,670,000              39,419
               Prime Success International Group, Ltd.                                    2,366,000             588,841
           #   Proview International Holdings, Ltd.                                         944,000             152,469
         # *   QPL International Holdings, Ltd.                                           1,191,000             140,364
               Quality Healthcare Asia, Ltd.                                                133,800              33,604
               Raymond Industrial, Ltd.                                                     605,400             188,292
         # *   Regal Hotels International Holdings, Ltd.                                 11,656,000           1,013,576
           *   Rexcapital International Holdings, Ltd.                                    1,272,905              26,995
           *   Riche Multi-Media Holdings, Ltd.                                           7,060,000             349,894
           *   Rivera Holdings, Ltd.                                                      3,620,000             106,538
           *   Riverhill Holdings, Ltd.                                                       4,072                  57
               Road King Infrastructure, Ltd.                                               656,000             467,546
               Roadshow Holdings, Ltd.                                                    1,456,000             158,611
               S.A.S.Dragon Holdings, Ltd.                                                1,696,000             189,428

           #   SA SA International Holdings, Ltd.                                         1,872,000             865,043
               Safety Godown Co., Ltd.                                                      408,000             178,295
               Saint Honore Holdings, Ltd.                                                  128,000              44,006
               San Miguel Brewery Hong Kong, Ltd.                                           612,800             149,868
               SCMP Group, Ltd.                                                           2,276,000             985,787
               Sea Holdings, Ltd.                                                           832,000             331,055
           *   Seapower Resources International, Ltd.                                       151,680               3,190
               SEEC Media Group, Ltd.                                                     2,550,000              94,778
           *   Shanghai Allied Cement, Ltd.                                               1,152,080              41,608
           *   Shanghai Century Holdings, Ltd.                                            7,142,000             148,504
           *   Shanghai Land Holdings, Ltd.                                               1,464,000                   0
           *   Shanghai Ming Yuan Holdings, Ltd.                                          3,090,000             289,316
           #   Shanghai Real Estates, Ltd.                                                2,234,000             240,741
               Shaw Brothers Hong Kong, Ltd.                                                134,000             161,008
               Shell Electric Manufacturing (Holdings) Co., Ltd.                            782,172             144,499
               Shenyin Wanguo (Hong Kong), Ltd.                                             847,500              71,659
               Shenzhen International Holdings, Ltd.                                     13,502,500             450,235
               Shougang Concord Century Holdings, Ltd.                                    1,676,000             144,010
           *   Shougang Concord Grand (Group), Ltd.                                       1,701,000             159,061
           *   Shougang Concord International Enterprises Co., Ltd.                       6,380,000             456,962
           *   Shougang Concord Technology Holdings, Ltd.                                 2,639,809             136,696
           #   Shui On Construction & Materials, Ltd.                                       468,000             504,143
           *   Shun Ho Resources Holdings, Ltd.                                             483,000              33,771
               Shun Ho Technology Holdings, Ltd.                                          1,037,452              83,582
               Silver Grant International Industries, Ltd.                                2,423,000           1,140,643
           *   Sincere Co., Ltd.                                                            505,500              33,765
               Singamas Container Holdings, Ltd.                                            838,000             650,138
               Sino Golf Holdings, Ltd.                                                     438,000              44,539
           *   Sinocan Holdings, Ltd.                                                       350,000               1,754
           *   Sino-I.com, Ltd.                                                          23,783,158             378,474
               Sinolink Worldwide Holdings, Ltd.                                          3,933,600             686,111
               Sinopec Kantons Holdings, Ltd.                                             1,638,000             230,952
           *   Skynet (International Group) Holdings, Ltd.                                      976                  97
               SNP Leefung Holdings, Ltd.                                                   144,000              24,848
           *   Softbank Investment International (Strategic), Ltd.                        7,398,000              72,986
           *   Solartech International Holdings, Ltd.                                        49,600               1,913
               South China Brokerage Co., Ltd.                                            4,872,000              58,186
               South China Industries, Ltd.                                               1,124,000             108,783
           *   South Sea Holdings Co., Ltd.                                              27,550,000             102,321
               Southeast Asia Properties & Finance, Ltd.                                    263,538              37,937
               Starlight International Holdings, Ltd.                                     1,311,292             116,020
               Starlite Holdings, Ltd.                                                      694,000              78,486
               Stelux Holdings International, Ltd.                                        1,307,702             144,093
               Styland Holdings, Ltd.                                                       101,808                 327
               Sun Hing Vision Group Holdings, Ltd.                                         358,000             158,376
               Sun Hung Kai & Co., Ltd.                                                   2,048,600             541,318
           *   Sun Innovation Holdings, Ltd.                                              1,420,360              12,390
           *   Sun Media Group Holdings, Ltd.                                             9,814,000              21,443
           *   Sunday Communications, Ltd.                                                4,441,000             291,176
               Sunway International Holdings, Ltd.                                          866,000              30,589
           *   Suwa International Holdings, Ltd.                                          1,062,000              27,241
               SW Kingsway Capitol Holdings, Ltd.                                         2,206,000              91,963
           #   Symphony Holdings, Ltd.                                                      982,000             200,002
               Tack Fat Group International, Ltd.                                         1,472,000             185,101

           *   Tack Hsin Holdings, Ltd.                                                     542,000              28,091
               Tai Cheung Holdings, Ltd.                                                  1,013,000             528,810
               Tai Fook Securities Group, Ltd.                                              590,000              75,743
               Tai Sang Land Development, Ltd.                                              471,984             155,700
               Tak Shun Technology Group, Ltd.                                            2,088,000              88,368
               Tak Sing Alliance Holdings, Ltd.                                           2,909,865             126,575
           #   Tan Chong International, Ltd.                                              1,182,000             218,718
               TCC International Holdings, Ltd.                                           1,124,000             190,615
           #   TCL International Holdings, Ltd.                                           3,228,000             579,187
           *   Technology Venture Holdings, Ltd.                                            586,000               8,675
           *   Termbray Industries International (Holdings), Ltd.                         2,304,900             145,161
               Tern Properties Co., Ltd.                                                     61,200              19,272
               Texwinca Holdings, Ltd.                                                      858,000             683,085
           *   The Sun's Group, Ltd.                                                     17,004,000              21,855
           *   Tian An China Investments Co., Ltd.                                        1,238,275             309,939
               Tian Teck Land, Ltd.                                                       1,098,000             388,209
               Tianjin Development Holdings, Ltd.                                         1,118,000             398,274
           *   Tingyi (Cayman Islands) Holding Corp.                                      3,000,000             819,127
               Titan Petrochemicals Group, Ltd.                                           5,500,000             549,558
           *   Tomorrow International Holdings, Ltd.                                        165,000              14,808
           *   Tongda Group Holdings, Ltd.                                                1,020,000              20,162
               Tonic Industries Holdings, Ltd.                                            1,380,000              37,444
               Top Form International, Ltd.                                               1,586,000             452,759
               Topsearch International (Holdings), Ltd.                                     204,000              24,604
           *   Tristate Holdings, Ltd.                                                      138,000              39,021
               Truly International Holdings, Ltd.                                           536,000             712,029
               Tungtex (Holdings) Co., Ltd.                                                 788,000             293,300
           *   Tysan Holdings, Ltd.                                                       1,040,773              28,359
           *   U-Cyber Technology Holdings, Ltd.                                            432,800              10,180
           *   United Power Investment, Ltd.                                              1,664,000             151,282
           *   Universal Holdings Ltd                                                     2,770,000              51,980
           *   Universe International Holdings, Ltd.                                        573,339               3,537
               U-Right International Holdings, Ltd.                                       2,040,000              73,258
               USI Holdings, Ltd.                                                           928,999             250,308
               Van Shung Chong Holdings, Ltd.                                               359,335              41,050
           *   Vanda Systems & Communications Holdings, Ltd.                              7,846,000             673,776
           #   Varitronix International, Ltd.                                               534,293             486,436
               Veeko International Holdings, Ltd.                                         1,420,000              53,711
               Victory City International Holdings, Ltd.                                    855,350             271,601
               Vital Biotech Holdings, Ltd.                                                 470,000              16,285
           #   Vitasoy International Holdings, Ltd.                                       1,423,000             443,428
               Wah Ha Realty Co., Ltd.                                                      278,600              52,996
           *   Wah Nam International Holdings, Ltd.                                          38,696                 738
               Wai Kee Holdings, Ltd.                                                     1,265,738             250,491
               Wang On Group, Ltd.                                                           47,897              16,265
               Wellnet Holdings, Ltd.                                                     2,059,200             113,679
               Wheelock Properties, Ltd.                                                  2,360,000           1,210,613
           *   Winfoong International, Ltd.                                               1,210,000              80,693
               Wing On Co. International, Ltd.                                              565,000             797,985
           *   Wing Shan International, Ltd.                                                896,000              44,792
               Wisdom Venture Holdings, Ltd.                                                398,000              32,145
               Wong's International (Holdings), Ltd.                                        737,641              71,278
           *   Wonson International Holdings, Ltd.                                        4,040,000               7,270
               World Houseware (Holdings), Ltd.                                             605,700              18,699

               Y. T. Realty Group, Ltd.                                                     965,000             137,611
               Yangtzekiang Garment Manufacturing Co., Ltd.                                 607,500             146,538
           *   Yanion International Holdings, Ltd.                                          118,000              11,060
           *   Yaohan International Holdings, Ltd.                                          974,000                   0
               Yau Lee Holdings, Ltd.                                                       534,000              46,532
               YGM Trading, Ltd.                                                            228,000             397,484
               Yip's Chemical Holdings, Ltd.                                                674,000             201,179
               Yugang International, Ltd.                                                11,916,000             183,333
           *   Yunnan Enterprises Holdings, Ltd.                                            240,000              13,026
           *   Zhu Kuan Development Co., Ltd.                                               646,000              43,940
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $103,984,609)                                                                                     92,538,898
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
           *   Hong Kong Dollars                                                                                107,726
                                                                                                       ----------------
     (Cost $107,692)

     RIGHTS/WARRANTS -- (0.0%)
           *   B.A.L. Holdings, Ltd. Rights 06/10/05                                            101                   2
           *   China Credit Holdings Warrants 09/30/09                                      174,000               2,125
           *   Lai Sun Garment (International), Ltd. Rights 06/24/05                        290,625                   0
           *   Mae Holdings, Ltd. Rights 06/06/05                                             5,550                   2
           *   Playmates Holdings, Ltd. Warrants 05/23/06                                   444,600              10,343
           *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                               26,760                 447
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                   12,919
                                                                                                       ----------------

     TOTAL -- HONG KONG
       (Cost $104,092,301)                                                                                   92,659,543
                                                                                                       ----------------

     SINGAPORE -- (12.9%)
     COMMON STOCKS -- (12.9%)
           *   Acma, Ltd.                                                                 3,040,700              63,404
               Airocean Group, Ltd.                                                       1,649,000             193,127
           *   Alliance Technology & Development, Ltd.                                      156,000               9,827
               Amtek Engineering, Ltd.                                                      799,625             426,551
               Apollo Enterprises, Ltd.                                                     193,000              63,685
               Armstrong Industrial Corp.                                                 1,460,000             109,590
           *   ASA Group Holdings, Ltd.                                                     586,000              94,587
               Ascott Group, Ltd.                                                         1,807,250             524,507
               Aussino Group, Ltd.                                                          967,000             179,506
               Benjamin (F.J.) Holdings, Ltd.                                             1,095,000             161,144
           #   Beyonics Technology, Ltd.                                                  1,945,800             360,416
           *   Blu Inc. Group, Ltd.                                                         729,000              67,792
               Bonvests Holdings, Ltd.                                                      825,000             277,210
               Brilliant Manufacturing, Ltd.                                              1,855,000             533,085
           *   Broadway Industrial Group, Ltd.                                              461,000              91,010
               Bukit Sembawang Estates, Ltd.                                                 71,334             568,561
           *   Central Properties, Ltd.                                                      66,000                   0
               Ch Offshore, Ltd.                                                            823,200             172,286
           *   Chemical Industries (Far East), Ltd.                                         105,910              35,265

               China Merchants Holdings Pacific, Ltd.                                       652,000             235,989
               Chip Eng Seng Corp., Ltd.                                                  1,775,000             154,234
               Chosen Holdings, Ltd.                                                      1,284,000             142,512
               Chuan Hup Holdings, Ltd.                                                   4,385,000           1,946,228
               Chuan Soon Huat Industrial Group, Ltd.                                       614,000             106,785
               CIH, Ltd.                                                                    498,460             801,883
           *   CK Tang, Ltd.                                                                614,000             140,264
           *   Compact Metal Industries, Ltd.                                               643,000               7,715
               Courts Singapore, Ltd.                                                       495,000             160,636
           *   CSC Holdings, Ltd.                                                           672,000              10,079
               CSE Global, Ltd.                                                           1,262,000             415,568
               CWT Distribution, Ltd.                                                       461,500             178,374
               Eagle Brand Holdings, Ltd.                                                 5,158,000             216,461
           #   Eastern Asia Technology, Ltd.                                              1,844,260             231,903
           *   Eastgate Technology, Ltd.                                                    870,000              36,600
           *   Econ International, Ltd.                                                   2,267,000              61,204
               ECS Holdings, Ltd.                                                         1,375,000             234,816
               Eng Wah Organisation, Ltd.                                                   265,000              47,599
           *   Firstlink Investments Corp., Ltd.                                            995,000              32,701
               Freight Links Express Holdings, Ltd.                                       3,368,000             151,259
               Frontline Technologies Corp., Ltd.                                         3,170,000             228,489
           #   Fu Yu Manufacturing, Ltd.                                                  2,273,750             686,414
               Fuji Offset Plates Manufacturing, Ltd.                                        33,750               5,821
               G & W Group Holdings, Ltd.                                                   252,314              21,950
               GB Holdings, Ltd.                                                            200,000             116,328
               Ges International, Ltd.                                                    2,909,000           1,226,625
               GK Goh Holdings, Ltd.                                                      1,494,000             819,816
           #   Goodpack, Ltd.                                                             1,592,000           1,276,919
               GP Industries, Ltd.                                                        1,516,000             759,057
               Guocoland, Ltd.                                                            1,215,000             982,789
               Hiap Moh Corp., Ltd.                                                          34,874               6,434
               Ho Bee Investment, Ltd.                                                      761,000             164,324
               Hong Fok Corp., Ltd.                                                       1,796,000             247,975
               Hong Leong Asia, Ltd.                                                      1,048,000             599,704
           *   Horizon Education & Technologies, Ltd.                                     2,054,000              73,396
               Hotel Grand Central, Ltd.                                                    875,280             238,970
               Hotel Plaza, Ltd.                                                          1,189,000             638,459
               Hotel Properties, Ltd.                                                     1,675,000           1,265,203
               Hour Glass, Ltd.                                                             298,000             113,239
               HTL International Holdings, Ltd.                                           1,471,875           1,227,359
               Huan Hsin Holdings, Ltd.                                                   1,138,400             548,997
               Hup Seng Huat, Ltd.                                                          900,200             169,423
               Hwa Hong Corp., Ltd.                                                       2,488,000             866,267
               IDT Holdings, Ltd.                                                           718,000             964,045
           *   Inno-Pacific Holdings, Ltd.                                                  680,000               8,126
               Innovalues Precision, Ltd.                                                   520,000             171,335
               International Factors (Singapore), Ltd.                                      290,000              97,495
           *   Internet Technology Group, Ltd.                                              874,408              13,141
           *   Interra Resources, Ltd.                                                       37,086               4,313
           *   Intraco, Ltd.                                                                292,500              57,897
               Isetan (Singapore), Ltd.                                                     122,500             227,854
               Jaya Holdings, Ltd.                                                        2,733,000           1,686,003
               JK Yaming International, Ltd.                                                907,000             199,234
               Jurong Cement, Ltd.                                                          132,500              55,646

               Jurong Engineering, Ltd.                                                     137,000             183,033
           #   Jurong Technologies Industrial Corp., Ltd.                                 1,446,000           1,391,398
               K1 Ventures, Ltd.                                                          5,340,500             846,967
               Keppel Telecommunications and Transportation, Ltd.                         2,058,000           1,068,111
               Khong Guan Flour Milling, Ltd.                                                19,000              17,327
               Kian Ann Engineering, Ltd.                                                   868,000              78,162
               Kian Ho Bearings, Ltd.                                                       521,000              46,834
           *   Koh Brothers, Ltd.                                                         1,494,000              80,549
           *   L & M Group Investments, Ltd.                                              7,107,100              21,320
           #   Labroy Marine, Ltd.                                                        3,343,000           1,479,655
           *   LanTroVision (S), Ltd.                                                     1,117,500              23,184
               Lee Kim Tah Holdings, Ltd.                                                 1,600,000             263,945
           *   Leong Hin Holdings, Ltd.                                                     526,000              96,089
           *   Liang Huat Aluminium, Ltd.                                                 2,954,000              17,723
               Lion Asiapac, Ltd.                                                           473,000              43,874
               Low Keng Huat Singapore, Ltd.                                                372,000              93,051
               Lum Chang Holdings, Ltd.                                                   1,134,030             204,434
               Magnecomp International, Ltd.                                                931,000             483,890
               Manufacturing Integration Technology, Ltd.                                   588,000              35,148
               MCL Land, Ltd.                                                             1,427,000           1,051,574
           *   Mediaring.Com, Ltd.                                                        3,410,000             305,788
               Metro Holdings, Ltd.                                                       2,256,960             682,769
               MMI Holdings, Ltd.                                                         1,994,000             434,699
               Multi-Chem, Ltd.                                                           1,263,000             155,338
               Nera Telecommunications, Ltd.                                              1,450,000             330,446
               New Toyo Intenational Holdings, Ltd.                                       1,043,000             315,528
               Norelco Centreline Holdings, Ltd.                                            941,000             250,275
           *   Orchard Parade Holdings, Ltd.                                              1,084,022             243,217
           #   Osim International, Ltd.                                                   1,638,000           1,157,772
               Ossia International, Ltd.                                                    728,332              67,700
               Pan-United Corp., Ltd.                                                     2,193,000             397,619
               Pan-United Marine, Ltd.                                                    1,096,500             191,705
               PCI, Ltd.                                                                    734,000             232,978
               Pertama Holdings, Ltd.                                                       459,750              80,014
               Popular Holdings, Ltd.                                                     1,813,000             396,958
               PSC Corp., Ltd.                                                            5,723,200             275,036
           *   Qian Hu Corp., Ltd.                                                          408,200              68,153
               Robinson & Co., Ltd.                                                         284,832           1,008,272
               Rotary Engineering, Ltd.                                                   1,624,000             345,294
               San Teh, Ltd.                                                                838,406             165,640
               SBS Transit, Ltd.                                                          1,011,000           1,315,615
               Sea View Hotel, Ltd.                                                          66,000               3,092
           *   Seatown Corp., Ltd.                                                          101,000               1,818
               Sembawang Kimtrans, Ltd.                                                   1,295,000             151,435
               Sin Soon Huat, Ltd.                                                        1,307,000              78,153
               Sing Investments & Finance, Ltd.                                              94,500             102,219
           #   Singapore Food Industries, Ltd.                                            1,707,000           1,022,821
               Singapore Reinsurance Corp., Ltd                                           1,540,935             245,142
               Singapore Shipping Corp., Ltd.                                             1,930,000             577,430
               Singapura Finance, Ltd.                                                      139,250             123,670
               SMB United, Ltd.                                                           2,010,000             162,705
               SNP Corp., Ltd.                                                              466,495             251,467
           *   SP Corp., Ltd.                                                               454,000              18,768
               Ssangyong Cement (Singapore), Ltd.                                           236,000             128,042

               Stamford Land Corp., Ltd.                                                  3,229,000             493,963
               Straits Trading Co., Ltd.                                                  1,117,200           1,513,182
           *   Sunright, Ltd.                                                               378,000              57,505
               Superbowl Holdings, Ltd.                                                     490,000              61,694
               Superior Metal Printing, Ltd.                                                490,500              50,079
               Thakral Corp., Ltd.                                                        6,028,000             397,881
               Tiong Woon Corp. Holding, Ltd.                                               906,000             129,915
           *   Transmarco, Ltd.                                                             106,500              51,116
               Trek 2000 International, Ltd.                                              1,004,000             230,923
               TSM Resources, Ltd.                                                        1,502,000             265,397
           #   TT International, Ltd.                                                     2,109,600             221,292
           *   Tuan Sing Holdings, Ltd.                                                   3,362,000             190,660
           *   Ultro Technologies, Ltd.                                                     530,000              25,115
               Unisteel Technology, Ltd.                                                    974,000             980,021
               United Engineers, Ltd.                                                       846,666             847,452
               United Overseas Insurance, Ltd.                                              125,500             268,047
               United Pulp & Paper Co., Ltd.                                                354,000              93,251
               UOB-Kay Hian Holdings, Ltd.                                                1,602,000             897,151
               Vicom, Ltd.                                                                  120,000              67,576
               WBL Corp., Ltd.                                                              647,000           1,194,242
               Xpress Holdings, Ltd.                                                      1,392,000              41,806
           *   Yongnam Holdings, Ltd.                                                     1,506,000              31,623
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $56,377,025)                                                                                      51,937,147
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Singapore Dollars                                                                                 77,737
                                                                                                       ----------------
     (Cost $77,932)

     RIGHTS/WARRANTS -- (0.0%)
           *   China Dairy Group Warrants 12/22/07                                          300,400               9,912
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- SINGAPORE
        (Cost $56,454,957)                                                                                   52,024,796
                                                                                                       ----------------

     NEW ZEALAND -- (4.9%)
     COMMON STOCKS -- (4.9%)
               AFFCO Holdings, Ltd.                                                       1,806,887             495,717
               Cavalier Corp., Ltd.                                                         283,674             728,432
               CDL Hotels New Zealand, Ltd.                                               1,387,344             544,192
               CDL Investments New Zealand, Ltd.                                            328,510              73,855
               Colonial Motor Co., Ltd.                                                     126,795             268,569
           *   Cue Energy Resources NL                                                      452,354              76,981
               Ebos Group, Ltd.                                                             112,108             309,863
           *   Evergreen Forests, Ltd.                                                      323,301              68,193
               Hallenstein Glassons Holdings, Ltd.                                          241,638             636,850
               Hellaby Holdings, Ltd.                                                       201,679             808,342
               Horizon Energy Distribution, Ltd.                                             40,420             122,364
               Met Lifecare, Ltd.                                                           270,895             627,891
               Michael Hill International, Ltd.                                             156,746             829,546
           *   New Zealand Oil & Gas, Ltd.                                                  584,872             352,491

               New Zealand Refining Co., Ltd.                                                84,779           2,012,874
               Northland Port Corp. (New Zealand), Ltd.                                     219,997             464,421
               Nuplex Industries, Ltd.                                                      271,267             749,195
           *   Pacific Retail Group, Ltd.                                                   194,156             265,995
               Port of Tauranga, Ltd.                                                       541,952           1,791,836
           *   Provenco Group, Ltd.                                                         281,600             150,474
               Pyne Gould Guinness, Ltd.                                                    229,634             282,510
               Restaurant Brand New Zealand, Ltd.                                           369,175             329,847
               Richina Pacific, Ltd.                                                        309,644             158,889
           *   Rubicon, Ltd.                                                                995,760             630,304
               Ryman Healthcare Group, Ltd.                                                 415,999           1,080,776
               Sanford, Ltd.                                                                418,047           1,265,103
               Scott Technology, Ltd.                                                        60,843             120,738
           *   Seafresh Fisheries (NZ)                                                       80,520               1,587
               South Port New Zealand, Ltd.                                                  30,744              24,234
               Steel & Tube Holdings, Ltd.                                                  379,638           1,212,447
           *   Tasman Farms                                                                 157,056                   0
               Taylors Group, Ltd.                                                           29,646              52,003
               Tourism Holdings, Ltd.                                                       402,452             503,149
           *   Trans Tasman Properties, Ltd.                                              2,311,308             652,183
               Waste Management NZ, Ltd.                                                    430,471           1,863,264
               Wrightson, Ltd.                                                              279,834             317,777
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $11,983,474)                                                                                      19,872,892
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   New Zealand Dollar                                                                                11,551
                                                                                                       ----------------
     (Cost $11,693)
     TOTAL -- NEW ZEALAND
        (Cost $11,995,167)                                                                                   19,884,443
                                                                                                       ----------------

     MALAYSIA -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Aliran Ihsan Resources Berhad                                                  1,650                 240
           *   Autoways Holdings Berhad                                                      10,000               3,395
           *   Jaks Resources Berhad                                                         11,975               4,596
           *   Promet Berhad                                                              1,143,000                   0
           *   Rekapacific Berhad                                                           473,000                   0
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $983,525)                                                                                              8,231
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Ramunia Holdings Berhard Non Cumulative Irredeemable
                 Convertible Preferred Shares                                                17,882                 753
                                                                                                       ----------------
     (Cost $229,462)
     TOTAL -- MALAYSIA
       (Cost $1,212,987)                                                                                          8,984
                                                                                                       ----------------

     UNITED STATES -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   Exergy, Inc.                                                                   7,260                   0
           *   Molecular Devices Corp.                                                          118               2,280
                                                                                                       ----------------

     TOTAL -- UNITED STATES
        (Cost $2,510)                                                                                             2,280
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (17.2%)
           ^   Repurchase Agreement, Deutsche Bank Securities 2.96%,
               06/01/05 (Collateralized by $61,891,609 U.S. TIPS 1.875%,
               07/15/13, valued at $66,806,963) to be repurchased at
               $65,497,023 (Cost $65,491,638)                                      $         65,492          65,491,638
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $3,513,000 FNMA Notes 2.95%,
               11/14/07, valued at $3,508,609) to be repurchased at
               $3,456,277 (Cost $3,456,000)                                                   3,456           3,456,000
                                                                                                       ----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $68,947,638)                                                                                      68,947,638
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $395,815,821)                                                                                    $    402,012,373
                                                                                                       ----------------

---------
+              Securities have been fair valued.  See Note B to Financial
               Statements.
*              Non-Income Producing Securities.
#              Total or Partial Securities on Loan.
^              Security purchased with cash proceeds from securities on
               loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   ----------------    ----------------
UNITED KINGDOM -- (95.8%)
COMMON STOCKS -- (94.4%)
Industrials -- (27.6%)
         600 Group P.L.C.                                                                   125,656    $        162,724
         AEA Technology P.L.C.                                                               96,276             113,474
         Aggreko P.L.C.                                                                     577,491           2,035,089
         Air Partner P.L.C.                                                                  15,611             154,940
    *    Airflow Streamlines P.L.C.                                                          20,500              21,791
         Alumasc Group P.L.C.                                                               100,245             287,683
         Amec P.L.C.                                                                         49,000             299,143
         Arriva P.L.C.                                                                      129,697           1,254,334
    *    Ashtead Group P.L.C.                                                               674,240           1,093,794
         Atkins (WS) P.L.C.                                                                 234,487           2,927,200
         Autologic Holdings P.L.C.                                                           96,590             324,790
    #    Avis Europe P.L.C.                                                               1,767,228           2,119,342
         Babcock International Group P.L.C.                                                 462,763           1,251,402
    *    Bailey (C.H.) P.L.C.                                                               109,500              27,856
    *    Bailey (C.H.) P.L.C. Class B                                                        10,000              16,808
         Birse Group P.L.C.                                                                 421,901              92,109
         Black Arrow Group P.L.C.                                                            56,500              71,762
         Bodycote International P.L.C.                                                      745,073           2,246,322
         BPP Holdings P.L.C.                                                                114,663             720,063
         Brammer P.L.C.                                                                     119,123             332,446
         Brandon Hire P.L.C.                                                                 58,441             158,814
         BSS Group P.L.C.                                                                    55,830           1,154,668
    *    BTG P.L.C.                                                                         284,452             727,356
         Business Post Group P.L.C.                                                         157,099           1,788,749
         Carillion P.L.C.                                                                   486,131           2,178,066
    *    Carlisle Holdings, Ltd.                                                              8,709              50,611
         Castings P.L.C.                                                                     83,784             298,834
         Charles Taylor Consulting P.L.C.                                                    67,918             303,960
    *    Charter P.L.C.                                                                     315,702           1,551,000
         Chemring Group P.L.C.                                                               54,030             464,567
         Chloride Group P.L.C.                                                              485,500             584,188
         Christie Group P.L.C.                                                               53,263              91,324
         Clarkson (Horace) P.L.C.                                                            44,733             728,178
         Communisis P.L.C.                                                                  317,904             611,274
    *    Cookson Group P.L.C.                                                               419,725           2,478,705
    *    Corporate Services Group P.L.C.                                                  1,704,859             264,555
    *    Costain Group P.L.C.                                                             1,176,378           1,014,389
    *    Danka Business Systems P.L.C.                                                      367,079             117,281
         Dart Group P.L.C.                                                                   74,000             418,012
         Datamonitor P.L.C.                                                                 136,693             419,045
         Davis Service Group P.L.C.                                                         345,079           2,779,174
         De La Rue P.L.C.                                                                   417,469           2,869,586

         Domino Printing Sciences P.L.C.                                                    355,935           1,542,684
         Domnick Hunter Group P.L.C.                                                         76,296             527,593
    *    Dowding & Mills P.L.C.                                                             336,440             110,310
    *    Easyjet P.L.C.                                                                   1,068,671           4,377,254
         Eleco P.L.C.                                                                       104,685              62,989
    *    Enodis P.L.C.                                                                      918,539           1,834,915
         Fenner P.L.C.                                                                      236,681             514,188
         FKI P.L.C.                                                                       1,350,586           2,370,056
         Forth Ports P.L.C.                                                                 142,983           3,436,809
    *    Fortress Holdings P.L.C.                                                           120,728               6,033
         Fulmar P.L.C.                                                                      107,500             196,250
         Galliford Try P.L.C.                                                               517,870             541,187
         Get Group P.L.C.                                                                    20,485              57,636
         Gibbs & Dandy P.L.C.                                                                13,681             103,960
         Gleeson (M.J.) Group P.L.C.                                                        112,355             659,155
    *    Glotel P.L.C.                                                                       63,851             100,978
         Go-Ahead Group P.L.C.                                                               95,242           2,335,575
         Group 4 Securicor P.L.C.                                                            88,013             219,742
         Halstead (James) Group P.L.C.                                                       52,208             510,817
    *    Hampson Industries P.L.C.                                                          584,903             264,794
    *    Harvey Nash Group P.L.C.                                                           183,750             178,498
         Havelock Europa P.L.C.                                                              75,907             177,829
         Heath (Samuel) & Sons P.L.C.                                                         7,500              66,097
         Helphire Group P.L.C.                                                              246,301             957,568
    *    Heywood Williams Group P.L.C.                                                      173,468             293,493
         Homeserve P.L.C.                                                                   147,895           2,492,543
         Hyder Consulting P.L.C.                                                             65,359             246,874
         Infast Group P.L.C.                                                                301,224             182,742
         Intertek Group P.L.C.                                                               70,100             961,902
         Intserve P.L.C.                                                                    264,157           1,714,120
    *    Invensys P.L.C.                                                                 13,169,327           2,695,625
         Ite Group P.L.C.                                                                   518,511             918,824
    *    Jarvis Porter Group P.L.C.                                                          99,894               9,530
         Johnson Service Group P.L.C.                                                       126,960           1,074,497
         Keller Group P.L.C.                                                                125,955             635,938
         Kier Group P.L.C.                                                                   75,365           1,231,575
         Laing (John) P.L.C.                                                                425,832           1,903,873
         Latchways P.L.C.                                                                    22,878             174,532
         Lavendon Group P.L.C.                                                               81,799             289,776
         Lincat Group P.L.C.                                                                 19,000             169,079
         Litho Supplies P.L.C.                                                               20,000              21,456
    *    Lorien P.L.C.                                                                       60,000              44,670
         Low & Bonar P.L.C.                                                                 166,108             336,556
         Management Consulting Group P.L.C.                                                 412,929             339,874
         McAlpine (Alfred) P.L.C.                                                           232,610           1,507,899
         Meggitt P.L.C.                                                                     514,738           2,733,610
         Mersey Docks & Harbour Co. P.L.C.                                                  117,087           2,051,279
         Michael Page International P.L.C.                                                  731,357           2,507,014
         Mitie Group P.L.C.                                                                 716,043           2,077,549
    *    Molins P.L.C.                                                                       68,000             172,778
    *    Morgan Crucible Company P.L.C.                                                     673,398           2,209,920
         Morgan Sindall P.L.C.                                                               78,265           1,075,283
         Mouchel Parkman P.L.C.                                                             200,665             873,623
         Mowlem (John) & Co. P.L.C.                                                         347,397           1,135,574
         MS International P.L.C.                                                             71,500             103,398

         MSB International P.L.C.                                                            30,748              39,945
         National Express Group P.L.C.                                                       25,000             394,308
         Nord Anglia Education P.L.C.                                                        63,924             133,557
         Northern Recruitment Group P.L.C.                                                   36,500             121,055
         Northgate P.L.C.                                                                   137,678           2,233,572
         Ocean Wilsons Holdings, Ltd.                                                        84,250             439,928
         Penna Consulting P.L.C.                                                             42,417              95,586
         PHS Group P.L.C.                                                                 1,144,660           2,024,988
         PSD Group P.L.C.                                                                    54,896             225,963
         Quantica P.L.C.                                                                     96,190              90,129
         Radstone Technology P.L.C.                                                          67,511             327,256
    *    Regus Group P.L.C.                                                               2,282,259           3,741,272
         Reliance Security Group P.L.C.                                                      66,349             567,812
         Renold P.L.C.                                                                      153,256             126,960
         Ricardo P.L.C.                                                                     114,409             594,152
         Robert Walters P.L.C.                                                              150,103             299,905
         ROK property solutions P.L.C.                                                       58,166             580,733
         RPS Group P.L.C.                                                                   442,348           1,193,340
         Salvesen (Christian) P.L.C.                                                        533,873             567,901
         Senior P.L.C.                                                                      678,557             496,540
         Serco Group P.L.C.                                                                 235,235           1,076,833
         Severfield-Rowan P.L.C.                                                             26,211             276,481
         Shanks & McEwan Group P.L.C.                                                       543,212           1,342,876
         SHL Group P.L.C.                                                                   124,412             281,190
         SIG P.L.C.                                                                         273,601           2,859,416
    *    Simon Group P.L.C.                                                                 348,089             283,963
         Smart (J.) & Co. (Contractors) P.L.C.                                               22,500             251,440
         Speedy Hire P.L.C.                                                                  90,349           1,122,345
         Spirax-Sarco Engineering P.L.C.                                                    168,524           2,172,230
         Spring Group P.L.C.                                                                406,488             648,978
    *    Stanelco P.L.C.                                                                  1,201,354             573,318
         T. Clarke P.L.C.                                                                    75,774             322,158
         Tarsus Group P.L.C.                                                                 86,934             184,740
         Teesland P.L.C.                                                                    431,476             535,789
         Thorpe (F.W.) P.L.C.                                                                24,000             135,778
    *    Tinsley (Eliza) Group P.L.C.                                                        19,844               5,589
    *    Trafficmaster P.L.C.                                                               252,418             196,270
         Transport Development Group P.L.C.                                                 176,699             694,975
         Trifast P.L.C.                                                                     135,388             177,762
         Ultra Electronics Holdings P.L.C.                                                  157,442           2,273,301
         Ultraframe P.L.C.                                                                  162,456             138,440
         Umeco P.L.C.                                                                        70,900             610,909
    *    Universal Salvage P.L.C.                                                            36,111              50,451
    *    Volex Group P.L.C.                                                                  58,801              81,000
         VP P.L.C.                                                                          108,111             382,461
         VT Group P.L.C.                                                                    409,317           2,530,566
         Weir Group P.L.C.                                                                  465,726           2,617,684
         Whatman P.L.C.                                                                     281,949           1,330,592
         White Young Green P.L.C.                                                            78,615             369,505
         Whitehead Mann Group P.L.C.                                                         95,000              62,313
    *    Wilshaw P.L.C.                                                                     198,409              37,196
         Wincanton P.L.C.                                                                   251,678           1,157,712
         WSP Group P.L.C.                                                                   131,793             629,012
         Wyndeham Press Group P.L.C.                                                        111,879             262,429
         XP Power P.L.C.                                                                     44,311             300,719
                                                                                                       ----------------
Total Industrials
(Cost $99,323,658)                                                                                          130,215,054
                                                                                                       ----------------

Consumer Discretionary -- (21.9%)
         4imprint P.L.C.                                                                     50,375             194,431
         Abbeycrest P.L.C.                                                                   42,590              36,739
         AGA Food Service Group P.L.C.                                                      271,542           1,504,891
         Airsprung Furniture Group P.L.C.                                                    18,314               7,334
         Alba P.L.C.                                                                        105,025             859,125
         Alexandra P.L.C.                                                                    86,243             191,129
         Alexon Group P.L.C.                                                                123,392             647,941
         Alpha Airports Group P.L.C.                                                        392,541             684,749
         Arena Leisure P.L.C.                                                             1,136,685             802,233
    *    Aston Villa P.L.C.                                                                  12,961              86,824
         Austin Reed Group P.L.C.                                                            68,999             149,385
         Avesco P.L.C.                                                                       29,998              54,484
         Avon Rubber P.L.C.                                                                  59,463             222,582
         Beale P.L.C.                                                                        22,161              27,842
         Beattie (James) P.L.C.                                                             132,247             267,883
         Bellway P.L.C.                                                                     132,240           2,047,227
         Ben Bailey P.L.C.                                                                   26,000             209,713
         Blacks Leisure Group P.L.C.                                                         90,290             692,802
         Bloomsbury Publishing P.L.C.                                                       148,970             924,229
         Boot (Henry) P.L.C.                                                                 71,794             666,796
         Bovis Homes Group P.L.C.                                                           273,016           3,393,807
    *    Brown & Jackson P.L.C.                                                             748,566             632,572
         Brown (N) Group P.L.C.                                                             562,850           1,373,384
         Caffyns P.L.C.                                                                       6,000              84,762
         Capital Radio P.L.C.                                                               313,351           1,697,802
    #    Carpetright P.L.C.                                                                 125,839           1,978,208
    *    Celtic P.L.C.                                                                       40,759              42,744
         Character Group P.L.C.                                                              97,314              64,789
         Chime Communications P.L.C.                                                        354,020             176,639
         Chrysalis Group P.L.C.                                                             328,544             876,256
         Churchill China P.L.C.                                                              30,000              95,756
         City Restaurant Group P.L.C.                                                       410,347             979,543
         Clinton Cards P.L.C.                                                               433,380             679,859
         Colefax Group P.L.C.                                                                60,000              99,580
         Cosalt P.L.C.                                                                       30,700             178,825
    *    Courts P.L.C.                                                                      110,722              27,161
         Crest Nicholson P.L.C.                                                             267,250           1,857,536
         Dawson Holdings P.L.C.                                                             144,502             378,987
    *    Dawson International P.L.C.                                                        100,688              17,809
         De Vere Group P.L.C.                                                               159,232           1,543,716
    *    Emess P.L.C.                                                                       480,556              65,210
    *    Entertainment Rights P.L.C.                                                        633,958             305,561
         Euromoney Institutional Investors P.L.C.                                           205,774           1,554,908
         European Motor Holdings P.L.C.                                                     118,325             527,343
    *    FII Group P.L.C.                                                                    41,166               5,049
         Findel P.L.C.                                                                      181,122           1,554,466
         First Choice Holidays P.L.C.                                                       898,634           2,952,132
         First Technology P.L.C.                                                            165,655             870,879
         Forminster P.L.C.                                                                   43,333              17,394
         French Connection Group P.L.C.                                                     284,510           1,429,006
         Fuller, Smith & Turner P.L.C. Series A                                              28,927             473,934

         Future Network P.L.C.                                                              730,823           1,148,523
         Game Group P.L.C.                                                                  747,530           1,096,175
         Games Workshop Group P.L.C.                                                         69,683             518,581
    *    Gaskell P.L.C.                                                                      36,000               1,635
    *    Global Natural Energy P.L.C.                                                        11,004              27,710
         Greene King P.L.C.                                                                 157,536           3,527,502
         Haynes Publishing Group P.L.C.                                                      14,703              99,490
         Headlam Group P.L.C.                                                               194,400           1,447,438
    *    Highbury House Communications P.L.C.                                               439,166              15,999
         HMV Group P.L.C.                                                                    82,598             341,181
         Holidaybreak P.L.C.                                                                 99,292           1,151,189
    *    Homestyle Group P.L.C.                                                             139,717             140,655
         Hornby P.L.C.                                                                       77,295             276,243
         House of Fraser P.L.C.                                                             518,142             931,452
         Huntsworth P.L.C.                                                                1,360,648             490,184
         Incisive Media P.L.C.                                                              202,396             583,317
         JJB Sports P.L.C.                                                                  448,783           1,478,748
         John David Group P.L.C.                                                            114,500             451,627
         LA Fitness P.L.C.                                                                   53,738             209,891
         Lambert Howarth Group P.L.C.                                                        43,203             203,177
    *    Laura Ashley Holdings P.L.C.                                                     2,505,661             467,893
    *    London Clubs International P.L.C.                                                  499,923           1,128,421
         Lookers P.L.C.                                                                      63,057             355,471
         Luminar P.L.C.                                                                     167,243           1,569,672
         Maiden Group P.L.C.                                                                 16,800              63,891
         Mallett P.L.C.                                                                      24,837             115,750
    #    Manchester United P.L.C.                                                           609,642           3,295,485
         Manganese Bronze Holdings P.L.C.                                                    32,184             121,479
         Marchpole Holdings P.L.C.                                                          271,422             113,792
         Matalan P.L.C.                                                                     405,344           1,357,788
    *    Mayflower Corp. P.L.C.                                                             550,636                   0
         McCarthy & Stone P.L.C.                                                            236,392           2,448,228
         Menzies (John) P.L.C.                                                              103,775           1,046,416
         Merchant Retail Group P.L.C.                                                       185,666             659,344
         Metal Bulletin P.L.C.                                                              100,433             431,150
         MFI Furniture Group P.L.C.                                                       1,434,326           2,787,349
         Mice Group P.L.C.                                                                  174,886              87,760
         Millennium and Copthorne Hotels P.L.C.                                              80,633             521,555
    *    Monsoon P.L.C.                                                                      71,000             407,443
         Moss Brothers Group P.L.C.                                                         163,400             311,751
         Mothercare P.L.C.                                                                  139,350             713,621
    *    Music Choice Europe P.L.C.                                                          33,796               5,608
    *    MyTravel Group P.L.C. Series A                                                     628,934              56,880
         Newcastle United P.L.C.                                                            198,896             158,639
         Next Fifteen Communtications P.L.C.                                                 25,000              26,655
         Northamber P.L.C.                                                                   75,888             125,590
    *    NXT P.L.C.                                                                         125,976             156,291
         Ottakar's P.L.C.                                                                    34,693             170,032
         Owen (H.R.) P.L.C.                                                                  46,993             156,479
    *    Pace Micro Technology P.L.C.                                                       428,871             473,544
    *    Partridge Fine Arts P.L.C.                                                          58,000              67,450
         Pendragon P.L.C.                                                                   308,482           1,654,758
         Photo-Me International P.L.C.                                                      850,594           1,387,491
    *    Pittards P.L.C.                                                                     60,985              22,717
         Portmeirion Group P.L.C.                                                            22,856              66,852

    *    Pressac P.L.C.                                                                      78,129               1,065
    *    QXL Ricardo P.L.C.                                                                     130               6,967
         Redrow P.L.C.                                                                      364,678           2,642,620
         Reg Vardy P.L.C.                                                                   112,005           1,000,599
    *    Regent Inns P.L.C.                                                                 247,095             345,725
    #    Sanctuary Group P.L.C.                                                             779,911             569,985
         Scottish Radio Holdings P.L.C.                                                      75,876           1,203,500
         SCS Upholstery P.L.C.                                                               66,745             411,865
         Sinclair (William) Holdings P.L.C.                                                  53,000              50,216
         Sirdar P.L.C.                                                                       69,754              52,086
         SMG P.L.C.                                                                         574,831             950,986
         Smith (WH) P.L.C.                                                                  271,915           1,767,974
         Southampton Leisure Holdings P.L.C.                                                 19,615               9,980
    *    Sportech P.L.C.                                                                    846,974             138,462
         St. Ives P.L.C.                                                                    224,249           1,469,682
         Stanley Leisure P.L.C.                                                             237,264           2,350,129
    *    Sterling Publishing Group P.L.C.                                                    75,298              10,228
         Stylo P.L.C.                                                                        64,096              76,393
         T&F Informa Group P.L.C.                                                           355,029           2,629,305
         Taylor Nelson AGB P.L.C.                                                           109,000             425,537
         Ted Baker P.L.C.                                                                    82,767             704,587
         The Peacock Group P.L.C.                                                           250,589           1,083,406
    *    The Television Corp. P.L.C.                                                         86,861             117,422
    *    Toad Group P.L.C.                                                                   85,507              16,049
         Topps Tiles P.L.C.                                                                 491,811           1,698,553
    *    Torotrak P.L.C.                                                                    246,442             298,372
    *    Tottenham Hotspur P.L.C.                                                           150,000              84,257
         Ulster Television, Ltd.                                                            115,602             945,295
         Victoria P.L.C.                                                                     12,000              45,119
         Vitec Group P.L.C.                                                                  80,367             439,247
         Wagon P.L.C.                                                                       116,757             353,648
         Wembley P.L.C.                                                                      61,550             866,390
         Westbury P.L.C.                                                                    263,421           2,222,358
         Wetherspoon (J.D.) P.L.C.                                                          412,658           2,080,433
         Wilmington Group P.L.C.                                                            143,376             376,239
         Wilson Bowden P.L.C.                                                                 7,000             144,990
         Woolworths Group P.L.C.                                                          3,110,645           1,978,314
         Wyevale Garden Centres P.L.C.                                                      114,526           1,050,556
                                                                                                       ----------------
Total Consumer Discretionary
(Cost $80,612,238)                                                                                          103,506,457
                                                                                                       ----------------

Financials -- (13.7%)
         Aberdeen Asset Management P.L.C.                                                   420,124             896,433
         Atrium Underwriting P.L.C.                                                          88,040             343,837
         Aviva P.L.C.                                                                       102,230           1,143,771
    *    Bradstock Group P.L.C.                                                               5,200               4,158
         Brewin Dolphin Holdings P.L.C.                                                     378,661             745,501
         Britannic P.L.C.                                                                   294,095           2,729,555
         Brixton P.L.C.                                                                     497,280           3,325,792
         Capital & Regional P.L.C.                                                          167,410           2,370,800
         Chesnara P.L.C.                                                                     92,900             222,859
    *    CLS Holdings P.L.C.                                                                180,364           1,511,133
         Collins Stewart Tullett P.L.C.                                                     297,402           2,280,252
         Countrywide P.L.C.                                                                 185,800             902,712
         Cox Insurance Holdings P.L.C.                                                      609,714           1,025,615

         Daejan Holdings P.L.C.                                                              31,808           1,610,743
         Derwent Valley Holdings P.L.C.                                                     120,874           2,522,168
         Development Securities P.L.C.                                                       57,390             493,656
         Domestic & General Group P.L.C.                                                     82,529           1,108,966
         DTZ Holdings P.L.C.                                                                114,500             453,138
    *    Egg P.L.C.                                                                         446,600             896,278
         Freeport P.L.C.                                                                     60,253             456,712
         Grainger Trust P.L.C.                                                              250,786           1,813,785
         Great Portland Estates P.L.C.                                                      307,973           2,016,240
         Guiness Peat Group P.L.C.                                                        1,251,349           1,590,867
    *    Hampton Trust P.L.C.                                                               232,050               5,798
         Hardy Underwriting Group P.L.C.                                                     46,683             181,191
    *    Hawtin P.L.C.                                                                      196,500              42,001
         Helical Bar P.L.C.                                                                  28,750             694,230
         Highway Insurance Holdings P.L.C.                                                  467,933             357,529
         Hiscox P.L.C.                                                                      706,541           2,153,841
         Hitachi Capital (UK) P.L.C.                                                        124,239             563,750
         ISIS Asset Management P.L.C.                                                       268,751           1,129,457
         Jardine Lloyd Thompson Group P.L.C.                                                205,205           1,303,256
         Kensington Group P.L.C.                                                             98,187             975,479
         Kiln P.L.C.                                                                        383,129             623,478
         London Merchant Securities P.L.C.                                                  731,745           3,048,412
         London Scottish Bank P.L.C.                                                        325,260             659,019
    *    Marylebone Warwick Balfour Group P.L.C.                                            239,501             444,802
         McKay Securities P.L.C.                                                             97,232             460,780
         Minerva P.L.C.                                                                     266,135           1,250,160
         Mucklow (A & J) Group P.L.C.                                                       175,000           1,139,668
         Paragon Group of Companies P.L.C.                                                  153,200           1,136,645
         Park Group P.L.C.                                                                  291,600             145,505
         Pillar Property P.L.C.                                                             171,938           2,610,243
         Primary Health Properties P.L.C.                                                    23,784             127,559
         Quintain Estates & Development P.L.C.                                              159,407           1,568,310
    *    Rensburg Sheppards P.L.C.                                                           37,158             357,264
         Rugby Estates P.L.C.                                                                15,328              87,053
         Rutland Trust P.L.C.                                                               174,255             142,532
         S & U  P.L.C.                                                                       21,140             202,720
         Savills P.L.C.                                                                     127,846           1,582,433
         Secure Trust Group P.L.C.                                                           29,802             220,867
         Shaftesbury P.L.C.                                                                 327,189           2,184,433
         Shore Capital Group P.L.C.                                                         504,863             350,454
         Smith (James) Estates P.L.C.                                                        17,524             146,893
         St. Modwen Properties P.L.C.                                                       228,607           1,730,665
         Stanley (Charles) Group P.L.C.                                                      86,800             404,496
         Tops Estates P.L.C.                                                                116,033           1,074,194
         Town Centre Securities (New) P.L.C.                                                142,137             835,025
         Unite Group P.L.C.                                                                 254,029           1,312,616
         Warner Estate Holdings P.L.C.                                                       95,471             997,289
         Workspace Group P.L.C.                                                             411,093           1,771,314
                                                                                                       ----------------
Total Financials
(Cost $43,635,352)                                                                                           64,486,332
                                                                                                       ----------------

Information Technology -- (9.5%)
         Abacus Group P.L.C.                                                                105,130             351,143
         Acal P.L.C.                                                                         60,982             350,339
         Alphameric P.L.C.                                                                  254,907             366,043

    *    Alterian P.L.C.                                                                     68,403             131,318
         Amstrad P.L.C.                                                                     149,652             355,659
    *    Anite Group P.L.C.                                                                 804,568             922,664
    *    ARC International P.L.C.                                                           330,444             218,116
         Arm Holdings P.L.C.                                                                127,000             249,948
    *    Autonomy Corp. P.L.C.                                                              213,837             973,139
         Aveva Group P.L.C.                                                                  50,171             674,413
         Axon Group P.L.C.                                                                   88,403             321,911
    *    Baltimore Technologies P.L.C.                                                          485              15,187
    *    Bede P.L.C.                                                                        135,978              84,681
         CML Microsystems P.L.C.                                                             28,361             154,446
         Comino Group P.L.C.                                                                 30,924             133,149
         Compel Group P.L.C.                                                                 75,752             125,257
         Computacenter P.L.C.                                                               452,614           2,037,832
         Deltron Electronics P.L.C.                                                          90,964              98,954
         Detica Group P.L.C.                                                                 49,413             685,808
         Dicom Group P.L.C.                                                                  47,661             775,306
    *    Dimension Data Holdings P.L.C.                                                     939,000             556,308
         Diploma P.L.C.                                                                      49,895             615,337
    *    Easynet Group P.L.C.                                                               281,185             393,720
    *    Easyscreen P.L.C.                                                                   72,275              22,492
    *    Eidos P.L.C.                                                                       200,222             204,162
         Electronic Data Processing P.L.C.                                                   55,200              77,058
    *    Eurodis Electron P.L.C.                                                          2,118,657              45,008
    *    Fibernet Group P.L.C.                                                              142,341             224,845
         Filtronic P.L.C.                                                                   164,131             588,972
    *    Financial Objects P.L.C.                                                            17,000              13,428
         GB Group P.L.C.                                                                    250,000             181,267
    *    Gresham Computing P.L.C.                                                           112,777             268,501
         Halma P.L.C.                                                                       866,782           2,297,578
         ICM Computer Group P.L.C.                                                           45,983             271,446
    *    Imagination Technologies Group P.L.C.                                              443,056             516,744
    *    Intec Telecom Systems P.L.C.                                                       654,113             718,792
         Intelek P.L.C.                                                                      99,880              19,218
    *    Itouch International P.L.C.                                                        882,895             690,997
    *    Kalamazoo Computer Group P.L.C.                                                     56,120               1,785
    *    Kewill Systems P.L.C.                                                              179,299             211,545
    *    Knowledge Support Systems Group P.L.C.                                              25,000                   0
         Laird Group P.L.C.                                                                 353,674           1,995,331
    *    Lastminute.com P.L.C.                                                              504,477           1,515,349
         Macro 4 P.L.C.                                                                      45,932             230,031
    *    Microgen P.L.C.                                                                    238,323             345,541
         Morse P.L.C.                                                                       277,169             380,108
         MTL Instruments Group P.L.C.                                                        24,678             138,684
    *    Ncipher P.L.C.                                                                      59,092             235,900
    *    Northgate Information Solutions P.L.C.                                           1,140,585           1,439,008
    *    NSB Retail  P.L.C.                                                                 869,182             402,751
         Oxford Instruments P.L.C.                                                          111,061             481,927
         Parity Group P.L.C.                                                                381,072              53,408
         Planit Holdings P.L.C.                                                             235,000              98,418
    *    Plasmon P.L.C.                                                                     135,733             279,291
         Premier Farnell P.L.C.                                                             847,510           2,498,655
         Psion P.L.C.                                                                       881,202             981,518
    *    QA P.L.C.                                                                          158,950               9,129
         Renishaw P.L.C.                                                                    188,734           2,365,695

    *    Retail Decisions P.L.C.                                                            562,639             286,629
         RM P.L.C.                                                                          201,697             658,955
         Rotork P.L.C.                                                                      200,116           1,804,002
         Roxboro Group P.L.C.                                                                59,608             430,444
         Royalblue Group P.L.C.                                                              68,710             644,312
    *    Scipher P.L.C.                                                                      34,563                 707
    *    SDL P.L.C.                                                                          95,883             210,362
         Spectris P.L.C.                                                                    292,280           2,626,165
    *    Spirent P.L.C.                                                                   1,993,034           1,677,579
    *    Superscape P.L.C.                                                                  302,847             193,214
    *    Surfcontrol P.L.C.                                                                  68,696             634,998
    *    Tadpole Technology P.L.C.                                                          427,207              39,862
    *    Telecity P.L.C.                                                                    599,148             182,457
         Telemetrix P.L.C.                                                                  177,320             279,938
    *    Telspec P.L.C.                                                                      25,000              10,352
    *    The Innovation Group P.L.C.                                                        956,444             578,179
         Trace Computers P.L.C.                                                              33,552              49,643
         TT Electronics P.L.C.                                                              328,134             983,662
    *    TTP Communications P.L.C.                                                          483,547             378,119
         Vega Group P.L.C.                                                                   44,012             154,337
         Vislink P.L.C.                                                                     124,752              66,094
    *    Wolfson Microelectronics P.L.C.                                                    261,475             739,864
         Workplace Systems International P.L.C.                                             238,739              61,820
         XAAR P.L.C.                                                                        143,837             558,217
         XANSA P.L.C.                                                                       714,984           1,194,812
         XKO Group P.L.C.                                                                    30,304              42,728
                                                                                                       ----------------
Total Information Technology
(Cost $43,357,563)                                                                                           44,882,711
                                                                                                       ----------------

Consumer Staples -- (6.0%)
    *    Anglo Eastern Plantations P.L.C.                                                    87,249             292,302
         Arla Foods UK P.L.C.                                                             1,658,226           1,925,635
         Barr (A.G.) P.L.C.                                                                  43,000             763,799
         Belhaven Brewery Group P.L.C.                                                       68,797             604,826
         Body Shop International P.L.C.                                                     583,233           2,332,806
         Cranswick P.L.C.                                                                    97,180           1,054,902
         Dairy Crest Group P.L.C.                                                           291,948           2,531,754
         Devro P.L.C.                                                                       344,712             765,102
         Greggs P.L.C.                                                                       28,256           2,424,220
         Hardys & Hansons P.L.C.                                                             48,000             561,771
         Kleeneze P.L.C.                                                                    109,256             216,996
         Linton Park P.L.C.                                                                  39,000             307,815
         McBride P.L.C.                                                                     382,113           1,049,918
         Nichols P.L.C.                                                                      66,550             230,300
         Northern Foods P.L.C.                                                            1,114,287           3,176,138
         PZ Cuzzons P.L.C.                                                                   40,541             965,935
         Richmond Foods P.L.C.                                                               40,237             460,269
         Robert Wiseman Dairies P.L.C.                                                      199,037             902,498
         Somerfield P.L.C.                                                                  722,361           2,589,845
         Swallowfield P.L.C.                                                                 15,000              20,238
         Thorntons P.L.C.                                                                   158,000             372,304
         Uniq P.L.C.                                                                        263,207             718,498
         Whittard of Chelsea P.L.C.                                                          37,487              62,327
         Wolverhampton & Dudley Breweries P.L.C.                                            178,160           3,587,889
         Young & Co's Brewery P.L.C.                                                         10,000             257,090
         Young & Co's Brewery P.L.C. Class A                                                  5,234             172,448
                                                                                                       ----------------
Total Consumer Staples
(Cost $19,067,077)                                                                                           28,347,625
                                                                                                       ----------------

Energy -- (4.6%)
         Abbot Group P.L.C.                                                                 406,292           1,613,388
    *    Burren Energy P.L.C.                                                               119,815           1,154,069
    *    Dana Petroleum P.L.C.                                                              181,375           1,693,784
    *    Edinburgh Oil & Gas P.L.C.                                                          75,430             432,188
    *    Emerald Energy P.L.C.                                                               72,830             201,632
         Expro International Group P.L.C.                                                   163,241           1,186,562
         Fisher (James) & Sons P.L.C.                                                       100,909             567,523
    *    Fortune Oil P.L.C.                                                               3,248,130             337,854
         Hunting P.L.C.                                                                     230,567             981,425
         JKX Oil and Gas P.L.C.                                                             264,746             662,752
         KBC Advanced Technologies P.L.C.                                                    68,734              46,836
    *    Melrose Resources P.L.C.                                                           163,459             728,069
         Paladin Resources P.L.C.                                                           786,415           2,655,019
    *    Premier Oil P.L.C.                                                                 189,684           2,026,870
    *    Soco International P.L.C.                                                          167,005           1,485,770
         Sondex P.L.C.                                                                      118,851             433,006
         Tullow Oil P.L.C.                                                                  500,218           1,520,214
    *    Venture Production P.L.C.                                                          280,582           1,558,297
         Wood Group (John) P.L.C.                                                           881,804           2,348,582
                                                                                                       ----------------
Total Energy
(Cost $15,579,305)                                                                                           21,633,840
                                                                                                       ----------------

Materials -- (4.1%)
    *    Amberley Group P.L.C.                                                              200,000              39,980
         Anglo Pacific Group P.L.C.                                                         209,785             363,671
    *    API Group P.L.C.                                                                    64,073             159,114
    *    Applied Optical Technologies P.L.C.                                                117,822              63,898
         Baggeridge Brick P.L.C.                                                             98,000             321,351
         British Polythene Industries P.L.C.                                                 56,740             383,400
         British Vita P.L.C.                                                                425,448           2,762,055
         Carclo P.L.C.                                                                      114,684             127,890
         Chamberlin & Hill P.L.C.                                                            18,000              64,860
         Chapelthorpe P.L.C.                                                                656,803             190,926
         Coral Products P.L.C.                                                               50,000              22,918
         Croda International P.L.C.                                                         295,550           2,022,315
         Cropper (James) P.L.C.                                                              22,000              85,895
         Delta P.L.C.                                                                       289,145             623,988
         Dyson Group P.L.C.                                                                  66,003             426,060
    *    Elementis P.L.C.                                                                   955,009             817,588
         Ennstone P.L.C.                                                                    638,996             495,832
    *    European Colour P.L.C.                                                              82,090              24,261
    *    Greenwich Resources P.L.C.                                                         438,664              22,127
         Hill & Smith Holdings P.L.C.                                                       138,474             437,573
         Inveresk P.L.C.                                                                    150,000              38,009
    *    Macfarlane Group P.L.C.                                                            228,287             139,795
         Marshalls P.L.C.                                                                   325,633           1,722,324
         Metalrax Group P.L.C.                                                              358,740             509,587
         Porvair P.L.C.                                                                      81,246             148,847
         RPC Group P.L.C.                                                                   215,312             992,281
         Scapa Group P.L.C.                                                                 319,593             144,973

         Smith (DS) Holdings P.L.C.                                                         901,625           2,525,660
         Treatt P.L.C.                                                                       14,957              65,590
         U.K. Coal P.L.C.                                                                   322,996             734,238
         UCM Group P.L.C.                                                                    41,980              56,241
         Victrex P.L.C.                                                                     190,262           1,506,893
         Wellington Holdings P.L.C.                                                          35,979             117,025
    *    Yorkshire Group P.L.C.                                                              82,504               8,620
         Yule Catto & Co. P.L.C.                                                            278,083           1,230,219
         Zotefoams P.L.C.                                                                    62,000              99,678
                                                                                                       ----------------
Total Materials
(Cost $16,273,683)                                                                                           19,495,682
                                                                                                       ----------------

Health Care -- (3.9%)
    *    Acambis P.L.C.                                                                     159,373             629,436
    *    Alizyme P.L.C.                                                                     322,667             522,978
    *    Antisoma P.L.C.                                                                    533,154             181,369
    *    Axis-Shield P.L.C.                                                                  94,475             482,656
         Bespak P.L.C.                                                                       59,782             550,846
    *    Biocompatibles International P.L.C.                                                106,509             373,238
    *    Bioquell P.L.C.                                                                     50,194             102,784
         Biotrace International P.L.C.                                                       87,657             137,207
    *    Cambridge Antibody Technology Group P.L.C.                                          84,453             935,624
         Care UK P.L.C.                                                                     121,100             927,855
         Corin Group P.L.C.                                                                  73,178             474,580
         Dechra Pharmaceuticals P.L.C.                                                      111,880             412,377
         Ferraris Group P.L.C.                                                               63,540             104,745
    *    Genetix Group P.L.C.                                                               151,246             140,538
         Goldshield Group P.L.C.                                                             79,169             379,164
    *    Gyrus Group P.L.C.                                                                 191,527             911,834
         Huntleigh Technology P.L.C.                                                         90,597             584,980
         Isoft Group P.L.C.                                                                 480,414           3,499,273
         Isotron P.L.C.                                                                      50,325             538,903
    *    M.L. Laboratories P.L.C.                                                           377,657             128,476
    *    Medical Solutions P.L.C.                                                           140,731              16,908
    *    Medisys P.L.C.                                                                     586,814              30,701
         Nestor Healthcare Group P.L.C.                                                     200,863             505,914
    *    Oxford Biomedica, Ltd.                                                             766,802             426,329
    *    Pharmagene P.L.C.                                                                  160,000              69,385
    *    Phytopharm P.L.C.                                                                  111,349             238,747
    *    Protherics P.L.C.                                                                  557,510             474,846
    *    Provalis P.L.C.                                                                    796,584              70,041
    *    Shiloh P.L.C.                                                                       14,500              26,591
    *    Skyepharma P.L.C.                                                                1,317,991           1,291,690
         SSL International P.L.C.                                                           448,464           2,275,024
         Sygen International P.L.C.                                                         616,770             418,597
    *    Vernalis P.L.C.                                                                    334,552             405,063
    *    Weston Medical Group P.L.C.                                                         50,200               2,280
    *    Xenova Group P.L.C.                                                                607,931              48,083
                                                                                                       ----------------
Total Health Care
(Cost $18,206,035)                                                                                           18,319,062
                                                                                                       ----------------

Other -- (1.3%)
    *    Argonaut Games, Ltd.                                                               100,000               5,678
         Ashtenne Holdings P.L.C.                                                            51,168             302,189
    *    Bombshell P.L.C.                                                                       932                   0

         Braemar Seascope Group P.L.C.                                                       45,450             324,211
         Broadcastle P.L.C.                                                                  74,468             133,390
         Carr's Milling Industries P.L.C.                                                    19,000             190,425
    *    Clinical Computing P.L.C.                                                           46,666              14,335
         Creston P.L.C.                                                                      31,812              77,782
         Dewhurst P.L.C.                                                                      9,000              32,006
         Dewhurst P.L.C. Class A Non-Voting                                                  15,500              46,347
         DRS Data & Research Services P.L.C.                                                 26,825              15,586
    *    Durlacher Corp. P.L.C.                                                              15,272              29,520
         Erinaceous Group P.L.C.                                                            205,293             998,282
    *    Ferguson International Holdings P.L.C.                                              89,105              38,859
    *    Garton Engineering P.L.C.                                                           10,248                   0
         IFX Group P.L.C.                                                                    34,486              68,630
    *    IMS Group P.L.C.                                                                    75,000               6,133
         Independent Media Distribution P.L.C.                                               21,621              17,329
    *    Industrial & Commercial Holdings P.L.C.                                              5,000                 136
         Lupus Capital P.L.C.                                                               429,989             101,575
    *    Netstore P.L.C.                                                                    143,737             113,725
    *    New Avesco P.L.C.                                                                   29,998              53,908
    *    Osmetech P.L.C.                                                                    669,354              28,242
    *    Planestation Group P.L.C.                                                           76,551              12,867
    *    Primback Units                                                                     135,600                   0
    *    Probus Estates P.L.C.                                                               83,333                 227
         Radamec Group P.L.C.                                                                35,000              18,376
         Ransom (William) & Son P.L.C.                                                       30,000              24,733
         Reed Health Group P.L.C.                                                           155,333             116,306
    *    Richmond Oil & Gas P.L.C.                                                          220,000                   0
    *    RMS Communications P.L.C.                                                           15,000                   0
    *    Safeland P.L.C.                                                                     25,000              32,981
    *    Seashell II P.L.C.                                                                     932                   0
    *    Secure Ventures (No. 1) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 2) P.L.C.                                                      62,500               2,839
    *    Secure Ventures (No. 3) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 4) P.L.C.                                                      62,500               2,555
    *    Secure Ventures (No. 5) P.L.C.                                                      62,500               2,555
    *    Secure Ventures (No. 6) P.L.C.                                                      62,500                   0
    *    Secure Ventures (No. 7) P.L.C.                                                      62,500                   0
    *    Servicepower Technologies P.L.C.                                                   150,000              70,808
    *    SFI Holdings, Ltd. Series A                                                         26,713              15,047
         Singer & Friedlander Group P.L.C.                                                  391,896           2,221,226
    *    Tandem Group P.L.C.                                                                327,365                   0
    *    Terence Chapman Group P.L.C.                                                        62,500                 360
         Tex Holdings P.L.C.                                                                 14,000              26,791
    *    The Wireless Group P.L.C.                                                          189,923             308,171
    *    Theratase P.L.C.                                                                    80,563              53,351
    *    Waterdorm P.L.C.                                                                   105,000                   0
         Waterman P.L.C.                                                                     74,473             133,453
         Watermark Group P.L.C.                                                              68,660             164,240
         Windsor P.L.C.                                                                     149,435             139,289
    *    Wraith P.L.C.                                                                        1,441               2,226
                                                                                                       ----------------
Total Other
(Cost $6,482,590)                                                                                             5,946,689
                                                                                                       ----------------

Telecommunication Services -- (1.2%)
  * #    Colt Telecom Group P.L.C.                                                        2,574,360           2,431,060
         Kingston Communications P.L.C.                                                     850,036           1,044,854
    *    Redstone P.L.C.                                                                    376,324              43,751
         Telecom Plus P.L.C.                                                                125,297             513,882
    *    Thus Group P.L.C.                                                                3,113,150             792,366
    *    Vanco P.L.C.                                                                       145,748             892,124
                                                                                                       ----------------
Total Telecommunication Services                                                                              5,718,037
(Cost $5,706,353)                                                                                      ----------------

Utilities -- (0.6%)
         AWG P.L.C.                                                                          16,000             260,329
         Bristol Water Group P.L.C.                                                          35,257             437,926
         Dee Valley Group P.L.C.                                                              4,214              71,152
         East Surrey Holdings P.L.C.                                                        234,414           2,261,300
         Hydro International P.L.C.                                                          27,669              44,084
                                                                                                       ----------------
Total Utilities                                                                                               3,074,791
(Cost $1,610,319)                                                                                      ----------------

TOTAL COMMON STOCKS
(Cost $349,854,173)                                                                                         445,626,280
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (1.4%)
    *    British Pound Sterling                                                                               6,391,026
                                                                                                       ----------------
(Cost $6,438,398)

EMU -- (0.0%)
INVESTMENT IN CURRENCY
    *    Euro Currency                                                                                              119
                                                                                                       ----------------

TOTAL EMU
(Cost $101)                                                                                                         119
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
    *    Letter of Entitlements -- Audemars Piguet                                           90,242                   0
    *    Planestation Group P.L.C. Warrants 01/13/11                                        229,653                 209
    *    Plasmon P.L.C. Subscription Shares                                                  18,509                   0
    *    SFI Holdings, Ltd. Litigation Certificate                                           26,713                   0
    *    Xenova Group P.L.C. Warrants 12/31/08                                               56,991               2,459
                                                                                                       ----------------
Total Other
(Cost $4,781)                                                                                                     2,668
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $4,781)                                                                                                     2,668
                                                                                                       ----------------

TOTAL UNITED KINGDOM
(Cost $356,297,453)                                                                                         452,020,093
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
    ^    Repurchase Agreement, Deutsche Bank Securities 2.96%, 06/01/05
         (Collateralized by $10,268,130 U.S. TIPS 1.875%, 07/15/13, valued at $11,083,612) to be repurchased at $10,866,286
         (Cost $10,865,393)                                                        $         10,865          10,865,393
         Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
         (Collateralized by $9,352,000 FNMA Notes 2.95%, 11/14/07, valued
         at $9,340,310) to be repurchased at $9,202,739  (Cost $9,202,000)                    9,202           9,202,000
                                                                                                       ----------------
                                                                                                             20,067,393
                                                                                                       ----------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $20,067,393)                                                                                           20,067,393
                                                                                                       ----------------

TOTAL INVESTMENTS -- (100.0%)
(Cost $376,364,846)                                                                                    $    472,087,486
                                                                                                       ================

----------
+        Securities have been fair valued. See Note B to Financial
         Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES               VALUE+
                                                                                   ----------------    ----------------
FRANCE -- (11.6%)
COMMON STOCKS -- (11.6%)
     *   Actielec Technologies                                                               19,137    $        126,872
         Affine                                                                               1,920             196,096
     *   Alain Afflelou SA                                                                   21,488             666,487
         Ales Groupe SA                                                                      11,349             188,228
         Altedia SA                                                                           2,800              64,311
     *   Alten SA                                                                            53,456           1,354,670
     *   Altran Technologies SA                                                             182,539           1,615,645
         Apem SA                                                                              1,000              75,081
         April Group SA                                                                      31,201           1,044,797
     *   Archos                                                                               8,679             159,456
         Ares (Groupe) SA                                                                    10,632              74,283
         Arkopharma                                                                          18,720             336,736
         Assystem Brime SA                                                                    7,580             169,013
         Aubay SA                                                                            16,825              89,418
     #   Audika SA                                                                            5,003             418,175
     *   Baccarat SA                                                                          1,090             174,152
         Bacou-Dalloz                                                                         8,306             685,093
         Bains de Mer et du Cercle des Etrangers a Monaco                                     4,615           2,782,721
         Banque Tarneaud SA                                                                   1,000             168,110
     #   Beneteau SA                                                                         19,638           1,519,659
     *   Bigben Interactive                                                                   2,100               9,978
         Boiron SA                                                                           16,659             407,395
         Boizel Chanoine Champagne SA                                                           600              48,173
         Bonduelle SA                                                                         6,723             538,192
     #   Bongrain SA                                                                         13,784             849,301
     *   Bricorama SA                                                                         3,717             235,016
         Brioche Pasquier SA                                                                  2,888             191,030
         Buffalo Grill SA                                                                     1,028              22,777
     *   Bull SA                                                                          1,122,656             910,461
         Burelle SA                                                                           4,030             522,852
     *   Business Objects SA                                                                 16,500             473,797
     *   BVRP SA                                                                              7,419             170,754
         Camaieu SA                                                                           4,988             599,270
     #   Canal Plus SA                                                                      169,452           1,363,644
     #   Carbone Lorraine                                                                    40,631           1,850,526
     *   CBo Territoria                                                                      28,320             101,063
         Cegedim SA                                                                           6,902             556,832
     #   CEGID SA                                                                            18,000             643,097
     *   Cesar SA                                                                            75,259             111,106
         CFF Recycling SA                                                                    84,608           2,369,269
     *   Cibox Inter@ctive SA                                                               135,470              73,138
     #   Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux SA            13,013             806,092

         Clarins SA                                                                           8,798             540,893
   * #   Club Mediterranee SA                                                                33,732           1,618,094
         Consortium International de Diffusion et de Representation Sante                       600               5,419
     *   CS Communication et Systemes                                                         4,983             171,855
     *   Cybergun                                                                             2,121              34,783
         Damartex SA                                                                         22,900             855,275
     *   Dane-Elec Memory SA                                                                 27,622             159,691
         Delachaux SA                                                                         1,300             192,154
         Deveaux SA                                                                           1,040             101,677
         Didot-Bottin                                                                         1,620             135,558
     *   DMC (Dollfus Mieg et Cie)                                                            9,630              52,266
     *   Dynaction SA                                                                        10,660             217,644
         Electricite de Strasbourg                                                           23,784           3,161,887
     #   Elior                                                                              184,391           2,170,607
     *   Encres Dubuit SA                                                                     4,176              46,972
     #   Esso SA                                                                              3,200             539,114
         Etam Developpement SA                                                                8,972             259,654
     *   Euraltech SA                                                                        11,700              21,537
     *   Euro Disney SCA                                                                    797,643              98,203
         Evialis SA                                                                           1,200              44,783
         Exel Industries SA                                                                   1,800             141,265
     *   Explosifs et de Produits Chimiques                                                     524             217,397
         Faurecia SA                                                                          6,500             487,505
     #   Fimalac SA                                                                         111,143           5,089,744
         Fininfo SA                                                                           9,760             210,165
         Fleury Michon SA                                                                     3,100             143,007
         Foncia Groupe                                                                        8,220             199,151
         Francois Freres (Tonnellerie) SA                                                     3,150              93,622
     *   Gantois Series A                                                                       647              11,943
         Gascogne SA                                                                          6,472             567,805
         Gaumont                                                                             14,607           1,004,724
     *   GCI (Groupe Chatellier Industrie SA)                                                 7,258                 893
     *   Geci International                                                                   8,616              16,705
   * #   Generale de Geophysique SA                                                          20,770           1,710,778
     #   Generale de Sante                                                                   55,413           1,261,857
         Generale Location SA                                                                 9,000             272,839
     *   Geodis SA                                                                            4,379             464,317
         Gevelot                                                                              3,584             241,803
         GFI Informatique SA                                                                 77,855             463,597
     #   Gifi                                                                                 4,678             172,696
     *   Ginger (Groupe Ingenierie Europe)                                                    2,600              46,496
         Grands Moulins de Strasbourg                                                           110              64,310
     #   Groupe Bourbon SA                                                                   28,320           1,737,474
         Groupe Crit                                                                          6,900             200,423
     *   Groupe Finuchem SA                                                                   5,120              81,591
     *   Groupe Flo SA                                                                       11,900             104,063
     *   Groupe Focal SA                                                                      1,400              13,725
         Groupe Go Sport SA                                                                   2,207             174,200
         Groupe Guillin SA                                                                    1,200              91,635
     #   Groupe Open SA                                                                       8,551             130,274
         Groupe Steria                                                                       25,566             934,460
     *   Guerbet SA                                                                           1,700             184,111
     #   Guyenne et Gascogne SA                                                              26,000           3,157,908

         Havas SA                                                                            62,300             368,158
     *   Hotels et Casinos de Deauville                                                       2,055           1,016,070
         Hyparlo SA                                                                           5,514             460,719
         IDSUD                                                                                  614              22,175
     *   IEC Professionnel Media                                                              8,734              20,410
         Iliad SA                                                                            36,238           1,278,244
     *   IMS International Metal Service SA                                                  12,630             180,759
         Industrielle et Financiere d'Entreprise SA                                             300              62,504
   * #   Infogrames Entertainment SA                                                        210,581             328,304
     #   Ingenico SA                                                                         61,820             875,815
         Ipsos SA                                                                             5,776             571,937
         Kaufman et Broad SA                                                                  8,035             476,650
         Lafuma SA                                                                              827              72,059
         Laurent-Perrier                                                                      3,100             139,863
         Lectra Systemes SA                                                                  23,092             115,265
     #   Lisi SA                                                                              7,827             479,128
     *   LVL Medical Groupe SA                                                               15,338             104,691
     #   Manitou SA                                                                          44,368           1,640,023
         Manutan International SA                                                             4,700             219,614
     *   Marie Brizard & Roger International SA                                               1,198             127,617
     *   Matussiere et Forest SA                                                             13,600              48,533
     *   Metaleurop SA                                                                       35,449              23,556
         MGI Coutier SA                                                                       1,400              58,610
     *   MoneyLine                                                                            1,336              56,690
         Montupet SA                                                                         32,450             724,260
         Mr. Bricolage SA                                                                     6,600             130,618
         Neopost SA                                                                           7,200             642,791
     #   Nexans                                                                              43,798           1,615,112
     #   Norbert Dentressangle                                                                8,372             441,281
         NRJ Group                                                                           10,819             222,708
     *   Oberthur Card Systems SA                                                            53,640             438,375
   * #   Oeneo                                                                               31,265              48,092
     *   Orpea                                                                               19,650             798,447
     *   Otor SA                                                                             13,700              76,875
     *   Paris Orleans et Cie SA                                                              2,832             706,541
         Passat SA                                                                            3,843              55,049
   * #   Penauille Polyservices SA                                                           10,200              96,311
         Petit Forestier SA                                                                   3,043             119,697
         Pierre & Vacances                                                                    7,596             767,767
         Pinguely-Haulotte SA                                                                25,000             289,576
     #   Plastic Omnium SA                                                                   30,846             811,867
         Plastivaloire SA                                                                     1,700              48,275
         Prosodie SA                                                                          5,183             118,513
     #   Provimi SA                                                                          30,782             657,706
         PSB Industries SA                                                                    6,200             255,186
     *   Radiall SA                                                                           1,340              91,143
         Remy Cointreau SA                                                                   32,945           1,390,255
         Robertet SA                                                                          1,885             273,929
     #   Rodriguez Group SA                                                                  16,706             815,229
         Rougier SA                                                                           2,040             171,860
     *   S.T. Dupont SA                                                                       3,800              17,886
         Sabeton                                                                             13,500             206,043
         Samse SA                                                                             4,400             730,676
         Sasa Industries SA                                                                   1,000              36,338

     *   Saveurs de France-Brossard                                                           3,410             209,045
   * #   Scor SA                                                                          1,501,322           3,076,327
     *   SDR de Bretagne SA                                                                   3,305             124,747
     #   SEB SA Prime Fidelite 2002                                                          10,950           1,124,798
     #   Sechilienne-Sidec                                                                    2,200             868,399
         Securidev SA                                                                         1,500              23,965
         Signaux Girod SA                                                                       600              53,200

     #   SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)             21,246           1,957,454
         Skis Rossignol SA                                                                   41,668             970,865
         Smoby SA                                                                               500              52,053
         Societe du Louvre SA                                                                14,513           2,106,951
         Societe Industrielle D'Aviations Latecoere SA                                       11,038             488,403
         Societe Pour L'Informatique Industrielle SA                                          2,250             111,671
         Solving International SA                                                             2,160              12,870
         Somfy Interational SA                                                               22,900           4,634,894
         Sopra SA                                                                             7,618             397,996
     #   SR Teleperformance                                                                  90,928           2,678,600
         Stallergenes Temp Trading Line SA                                                    4,818             557,902
         Ste Virbac SA                                                                       11,439             422,694
         Stef-Tfe SA                                                                          2,171             291,109
         Sucriere de Pithiviers-le-Vieil                                                      1,825           1,201,002
     *   Sylis SA                                                                             9,782              62,217
         Synergie SA                                                                          8,000             240,011
         Taittinger SA                                                                       12,700           4,861,886
     *   Teamlog SA                                                                           6,457              21,904
         Tessi SA                                                                             1,700             102,852
         Touax (Touage Investissement SA)                                                    10,378             263,104
         Toupargel-Agrigel SA                                                                 6,200             248,162
         Trigano SA                                                                          16,286           1,499,273
   * #   Ubi Soft Entertainment SA                                                           29,740           1,333,183
         Unilog SA                                                                           20,794           1,366,561

     #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                  31,700           7,340,336
     *   Valtech, La Defense                                                                187,303             198,156
         Viel et Compagnie                                                                   44,339             182,381
         Vilmorin et Cie SA                                                                   2,349             423,613
         VM Materiaux SA                                                                        600              80,963
         Vranken Monopole                                                                     2,800             124,215
     *   XRT                                                                                 67,181             100,634
         Zodiac SA                                                                           14,964             727,285
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $68,844,497)                                                                                          116,970,796
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Air France Warrants 11/06/07                                                        24,800              11,292
     *   Ales Groupe SA Warrants 03/23/09                                                       316               2,994
     *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                  2,600                 304
     *   Groupe Focal SA Warrants 02/21/10                                                      466                   0
     *   Groupe Open SA Warrants 10/21/06                                                     1,000                 898
     *   Oeneo Warrants 08/26/06                                                             14,365                 530
     *   Penauille Polyservices SA Rights 06/09                                              10,200              36,482
     *   Prosodie SA Warrants 10/28/06                                                          900                 332
     *   Ubi Soft Entertainment SA Warrants 05/14/06                                          4,100               3,027

     *   Valtech, La Defense Warrants 07/29/05                                               20,000                 246
                                                                                                       ----------------

TOTAL RIGHTS/WARRANTS
(Cost $63,013)                                                                                                   56,105
                                                                                                       ----------------

TOTAL -- FRANCE
(Cost $68,907,510)                                                                                          117,026,901
                                                                                                       ----------------

SWITZERLAND -- (11.4%)
COMMON STOCKS -- (11.3%)
     *   4M Technologies Holding SA                                                           3,751              15,020
         A. Hiestad Holding AG                                                                1,005             803,245
     *   Actelion, Ltd.                                                                      19,108           1,936,374
         AFG Arbonia-Forster Holding AG                                                       2,702             736,873
         Agie Charmilles Holding AG                                                           3,402             273,736
         Allreal Holding AG                                                                  10,278             919,648
         Also Holding AG                                                                        569             173,438
         Amazys Holding AG                                                                    4,091             230,505
         Ascom Holding AG                                                                    55,915             861,765
         Bachem AG                                                                           15,313             881,690
         Baloise-Holding                                                                     98,089           5,121,833
         Bank Coop AG                                                                        29,405           1,355,242
         Bank Sarasin & Cie Series B, Basel                                                     752           1,265,527
         Banque Cantonale de Geneve                                                           1,344             198,184
         Banque Cantonale du Jura                                                               450             128,764
         Banque Cantonale Vaudoise                                                            2,355             520,120
         Banque Privee Edmond de Rothschild SA, Geneve                                          120           1,524,335
     *   Barry Callebaut AG                                                                   6,346           1,682,657
         Basellandschaftliche Kantonalbank                                                      600             473,982
         Basler Kantonalbank                                                                  5,250             439,585
         Batigroup Holding AG                                                                11,298             152,092
         Belimo Holdings                                                                      1,056             625,719
     *   Berna Biotech                                                                       92,109             674,161
         Berner Kantonalbank                                                                  7,061           1,041,262
         BHB Beteiligungs und Finanzgesellschaft                                                150               5,276
         Bobst Group SA                                                                      21,540             849,401
         Bossard Holding AG                                                                   6,699             396,686
     *   Bucher Industries AG                                                                16,775           1,068,215
         BVZ (Brig Visp Zermatt) Holding AG                                                     370              80,019
         Caisse d'Epargne Cantonale Vaudoise, Lausanne                                        1,002             892,349
         Calida Holding AG                                                                      396             123,016
     *   Card Guard AG                                                                       15,187              52,375
         Carlo Gavazzi Holding AG                                                               910              80,180
         Charles Voegele Holding AG                                                          22,160           1,379,368
         Cie Financiere Tradition                                                             5,202             466,063
         Conzzeta Holdings AG                                                                 1,415           1,585,015
     *   COS Computer Systems AG                                                              3,712             112,449
     *   Crealogix Holding AG                                                                   491              27,390
     *   Crossair AG, Basel                                                                  13,517              96,353
         Daetwyler Holding AG, Atldorf                                                          348             838,077
         Edipresse SA, Lausanne                                                                 750             375,913
         EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                          3,207           2,104,880
         Eichhof Holding AG                                                                     188             192,678

     *   ELMA Electronic AG                                                                     472              96,443
     *   Emmi AG                                                                              1,670             153,038
         Ems-Chemie Holding AG                                                               16,276           1,413,347
         Energie Electrique du Simplon SA                                                       350              84,104
         Energiedienst Holding AG                                                             8,265           2,681,187
         Escor Casino & Entertainment AG                                                      2,010              47,475
         Feintol International Holding AG                                                       896             190,331
     *   Fischer (Georg) AG, Schaffhausen                                                     8,458           2,507,314
     *   Flughafen Zuerich AG                                                                 4,463             625,408
     *   Forbo Holding AG, Eglisau                                                            1,100             209,685
         Fuchs Petrolub AG Oel & Chemie Non-Voting                                            6,003             588,784
         Galenica Holding, Ltd. AG, Bern                                                     12,488           2,056,241
         Generale d'Affichage                                                                 4,059             585,439
         Generali (Switzerland) Holdings, Adliswil                                            2,043             516,025
     *   Getaz Romang Holding SA                                                                828             292,121
     *   Golay-Buchel Holding SA, Lausanne                                                       40              38,255
         Gornergrat Monte Rasa-Bahnen Zermatt                                                    70              56,070
         Gurit-Heberlein AG                                                                   1,125             784,234
         Helvetia Patria Holding                                                              6,131             918,087
         Industrieholding Cham AG, Cham                                                         950             228,323
     *   Interroll-Holding SA                                                                   970             144,529
     *   Isotis SA                                                                          195,512             274,311
         Jelmoli Holding AG                                                                   1,521           2,065,858
         Jelmoli Holding AG, Zuerich (Namen)                                                  2,835             764,871
         Kaba Holding AG                                                                      5,543           1,489,630
     *   Kardex AG, Zuerich                                                                  12,205             410,881
     *   Komax Holding AG                                                                     5,285             404,112
         Kudelski SA                                                                         77,568           2,730,391
     *   Kuoni Reisen Holding AG                                                              6,937           2,751,468
     *   Leica Geosystems Holdings AG                                                         5,448           1,625,478
     *   Lem Holdings AG, Lyss                                                                  578             203,763
     *   Logitech International SA                                                           22,086           1,315,243
         Luzerner Kantonalbank AG                                                             5,601           1,076,506
     *   Metraux Services SA                                                                    501              63,387
     *   Micronas Semi                                                                       78,808           2,952,423
     *   Mikron Holding AG, Biel                                                             23,835             276,342
     *   Mobilezone Holding AG                                                               38,456             153,253
     *   Moevenpick-Holding, Zuerich                                                          1,320             307,478
     *   Nextrom Holding SA                                                                   1,409              15,497
         Orell Fussli Graphische Betriebe Ag, Zuerich                                         3,841             458,370
         OZ Holding AG                                                                        7,479             440,025
     *   Parco Industriale e Immobiliare SA                                                     600               1,682
         Phoenix Mecano AG, Stein am Rhein                                                    2,749             674,150
         Phonak Holding AG                                                                  119,848           4,394,238
     *   PSP Swiss Property AG                                                               83,303           3,675,148
         Publicitas Holding SA, Lausanne                                                      2,762             805,008
         Rieters Holdings AG                                                                 11,206           3,037,018
         SAIA-Burgess Electronics AG                                                          1,191             663,186
     *   Sarna Kunststoff Holding AG                                                          4,991             505,367
     *   Saurer AG                                                                           36,702           2,090,847
         Schaffner Holding AG                                                                 1,584             201,249
     *   Schweiter Technology AG                                                              1,877             319,978
         Schweizerhall Holding AG                                                             5,725             435,954
         Schweizerische National Versicherungs Gesellschaft                                   1,526             769,118

     *   SEZ Holding AG                                                                      34,429             854,434
         SIA Abrasives Holding AG                                                             1,865             444,582
         Siegfried Holding AG                                                                 8,560           1,022,196
         Sig Holding AG                                                                      14,026           2,982,211
     *   Sihl                                                                                   150                 360
     *   Sika Finanz AG, Baar                                                                 4,967           3,120,035
         Sopracenerina                                                                        2,409             531,242
         St. Galler Kantonalbank                                                              4,870           1,239,981
         Sulzer AG, Winterthur                                                                1,832             761,887
     *   Swiss Prime Site AG                                                                 29,315           1,403,142
     *   Swissfirst AG                                                                          614              24,590
     *   Swissfirst AG                                                                        5,049             202,300
     *   Swisslog Holding AG                                                                337,083             302,163
     *   Swissquote Group Holding SA                                                          1,354             109,550
         Tamedia AG                                                                           5,300             482,923
         Tecan Group AG                                                                      29,876             853,266
     *   Temenos Group AG                                                                    35,359             197,565
   * #   Tornos Holding SA                                                                   32,553             221,463
     *   UMS Schweizerische Metallwerke Holding AG, Bern                                     14,055             148,561
     #   Unaxis Holding AG                                                                   26,214           3,678,214
         Unilabs SA                                                                          21,665             641,066
     *   Valiant Holding AG                                                                  38,011           3,348,538
     *   Valora Holding AG                                                                    7,856           1,723,827
         Vaudoise Assurances Holding, Lausanne                                                   67             123,783
         Villars Holding SA, Fribourg                                                           150              48,060
     *   Von Roll Holding AG, Gerlafingen                                                   247,719             436,869
         Vontobel Holdings AG                                                                58,345           1,261,393
         Walliser Kantonalbank                                                                1,120             358,999
     *   Wmh Walter Meier Holding AG, Zuerich                                                 4,041             238,945
         Zehnder Holding AG                                                                     655             793,800
         Zschokke Holding SA, Geneve                                                            481             257,405
     *   Zueblin Holding AG                                                                  36,765             312,269
         Zuger Kantonalbank                                                                     590           1,540,877
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $91,041,286)                                                                                          113,996,626
                                                                                                       ----------------

PREFERRED STOCKS -- (0.1%)
         Fuchs Petrolub AG Oel & Chemie                                                       6,003             556,142
                                                                                                       ----------------
(Cost $266,229)

INVESTMENT IN CURRENCY -- (0.0%)
     *   Swiss Francs                                                                                           524,235
                                                                                                       ----------------
(Cost $530,393)
TOTAL -- SWITZERLAND
(Cost $91,837,908)                                                                                          115,077,003
                                                                                                       ----------------

GERMANY -- (9.6%)
COMMON STOCKS -- (9.6%)
     *   3U Telecom AG                                                                       69,676              94,263
         A.S. Creation Tapeton AG                                                             2,900              93,155
     *   AAP Implantate AG                                                                   14,384              29,838

         Aareal Bank AG                                                                      46,391           1,346,607
     *   Acg AG Fuer Chipkarten und Informationssysteme                                      16,940              11,888
         Ackermann-Goeggingen AG                                                              8,100             165,185
     *   AC-Service AG                                                                        4,300              28,069
     *   Adlink Internet Media AG                                                            42,605             182,393
     *   Adva AG Optical Networking                                                          39,883             211,485
     *   Agrob AG                                                                             5,800              52,696
   * #   Aixtron AG                                                                          74,124             241,167
         Amadeus Fire AG                                                                      4,900              36,423
         Andreae-Noris Zahn AG, Anzag                                                        27,200           1,170,606
     *   Articon Integralis AG                                                               14,031              51,883
         Atoss Software AG                                                                    3,700              40,898
     *   Augusta Technologie AG                                                               1,174               8,096
         Ava Allgemeine Handelsgesellschaft der Verbraucher AG                               35,814           2,027,959
     *   AWD Holding AG                                                                      52,932           2,085,776
     *   Baader Wertpapier Handelsbank AG                                                    27,351             150,998
         Balda AG                                                                            40,277             393,562
     *   Basler AG                                                                            3,200              55,996
     #   Beate Uhse AG                                                                       56,241             537,938
     #   Bechtle AG                                                                          25,498             618,771
     *   Berliner Elektro Holding AG                                                         20,841             212,909
         Bertrandt AG                                                                         9,850             114,515
     *   Beta Systems Software AG                                                             2,850              48,055
         Bien-Haus AG                                                                         2,400              24,580
         Bilfinger & Berger Bau AG                                                           50,828           2,412,883
     *   Biolitec AG                                                                          8,000              27,322
         Biotest AG                                                                           7,933             178,425
     *   BKN International AG                                                                17,600             126,816
     *   BMP AG                                                                              10,600              24,865
     *   Boewe Systec AG                                                                      7,866             419,480
     *   Borussia Dortmund GMBH & Co. KGAA                                                   21,650              64,557
         Bremer Energiekonto AG                                                              14,700              28,067
     *   Broadnet Mediascape Communications AG                                               20,624              66,015
     *   CBB Holding AG                                                                     102,602              23,989
     *   Ce Consumer Electrnic AG                                                            21,600              23,047
     *   Ceag AG                                                                             20,670             141,300
     *   Cenit AG Systemhaus                                                                  3,500              78,422
     *   Centrotec Hochleistungskunststoffe AG                                                7,500             199,486
         Cewe Color Holding AG                                                                7,987             292,415
     *   CNV Vermoegensverwaltungs AG                                                         6,625              88,261
         Comdirect Bank AG                                                                  120,666             936,602
     *   Computec Media AG                                                                    4,650              39,194
         Computerlinks AG                                                                     5,700             108,966
     *   Condomi AG                                                                           1,800               2,040
     *   CTS Eventim AG                                                                      14,800             553,598
         Curanum AG                                                                          21,500             107,200
     *   D. Logistics AG                                                                     37,750              79,799
     #   DAB Bank AG                                                                         70,271             500,731
         Data Modul AG                                                                        3,194              54,210
     *   DEAG Deutsche Entertainment AG                                                      10,500              28,252
         Deutsche Euroshop AG                                                                20,091           1,056,044
     *   Deutsche Steinzeug Cremer & Breuer AG                                               87,200              52,539
     *   Deutz AG                                                                           101,512             466,704
     *   Dierig Holding AG                                                                   10,500             147,298

         Dis Deutscher Industrie Service AG                                                  18,524             792,658
         Douglas Holding AG                                                                  71,252           2,418,245
         Dr. Hoenle AG                                                                        8,769              98,137
   * #   Drillisch AG                                                                        38,437             177,040
     *   Duerr Beteiligungs AG                                                               17,593             301,214
         DVB Bank AG                                                                          7,124             965,526
     *   Easy Software AG                                                                     8,966              42,112
     *   Eckert and Ziegler Strahlen -- und Medizintechnik AG                                 3,000              39,809
     *   Elexis AG                                                                            8,600             126,832
         Elmos Semiconductor AG                                                              23,218             370,970
         ElreingKlinger AG                                                                    3,000             221,514
   * #   Em.TV AG                                                                            18,773             117,935
     *   Emprise Management Consulting AG                                                     8,950              17,552
     *   EMS New Media AG                                                                    18,126              35,897
     *   Epcos AG                                                                            59,882             766,599
         Erlus Baustoffwerke AG                                                                 297             136,182
     *   Escada AG                                                                           20,520             475,636
     *   Euwax AG                                                                               536              17,686
     *   Evotec Biosystems AG                                                                67,521             232,174
         Feilmann AG                                                                         29,181           1,919,633
         FJA AG                                                                               9,889              35,104
         Fortec Elektronik AG                                                                 1,400              52,891
     *   Freenet.De AG                                                                       50,400           1,273,453
         Fuchs Petrolub AG Oel & Chemie                                                       6,693             637,404
     *   Gerry Weber International AG                                                        10,945             134,122
     *   Gesco AG                                                                             3,875             116,963
         GFK AG                                                                              45,483           1,677,196
     *   GFT Technologies AG                                                                 22,600              51,111
     *   Girindus AG                                                                         12,227              91,259
     *   GPC Biotech AG                                                                      39,562             452,358
         Grenkeleasing AG                                                                    15,958             636,008
     *   Grundstuecks & Baugesellschaft AG                                                    3,567             124,877
         Gwag Bayerische Wohnungs--Aktiengesellschaft AG                                      3,383             187,542
         Hamborner AG                                                                        21,000             710,742
         Hawesko Holdings AG                                                                  5,291             213,168
     *   Herlitz AG                                                                           6,962              39,479
         Hochtief AG                                                                         34,000           1,155,340
     *   Hoeft & Wessel AG                                                                    8,386              52,741
         Hucke AG                                                                             8,300              31,588
         Hugo Boss AG                                                                        25,100             749,861
     *   Hutschenreuther AG                                                                   2,800              37,901
         Hyrican Informations Systeme AG                                                      3,107              38,026
     *   I-D Media AG                                                                         9,700              20,870
     *   IFA Hotel & Touristik AG                                                             7,000              68,569
     *   IM International Media AG                                                           19,800              19,801
     *   InfoGenie Europe AG                                                                 14,059              45,321
     *   Innovation in Traffic Systems AG                                                    12,300              65,049
         Interseroh AG                                                                       11,845             339,061
   * #   Intershop Deutschland AG                                                            45,158              47,818
     *   Intertainment AG                                                                     8,500              20,171
     *   Isra Vision Systems AG                                                               3,650              79,590
     *   itelligence AG                                                                      18,143              40,047
     *   IVG Immobilien AG                                                                  143,237           2,602,157
         Iwka AG                                                                             44,442           1,053,813

     *   Jack White Productiions AG                                                           8,424              94,651
     *   Jenoptik AG                                                                        101,045           1,087,166
         K & S Aktiengesellschaft AG                                                        129,500           6,914,946
         Kampa-Haus AG                                                                       10,375              72,819
         Keramag Keramische Werke AG                                                         13,000             927,840
   * #   Kloeckner-Werke AG                                                                  53,211             849,661
     *   Kontron AG                                                                          92,611             737,937
         Krones AG                                                                           10,180           1,093,490
         KSB AG                                                                               2,387             381,525
         KWS Kleinwanzlebener Saatzucht AG                                                    1,650           1,410,638
     *   Leica Camera AG                                                                      4,400              13,776
     *   Leifheit AG                                                                         12,500             339,613
         Leoni AG                                                                            37,500           2,893,666
     *   Loewe AG                                                                             7,100              81,595
         LPKF Laser & Electronics AG                                                          9,000              49,003
     *   Mania Technologie AG                                                                12,670              20,230
         Masterflex AG                                                                        4,400             147,925
     *   Maxdata AG                                                                          32,897             152,840
     *   Mediclin AG                                                                         38,553              90,392
     *   Medigene AG                                                                         20,165             261,830
     #   Medion AG                                                                           45,454             702,923
     *   Mensch und Maschine Software AG                                                     10,700              49,986
     #   Mobilcom AG                                                                        106,387           2,330,841
     *   Mologen AG                                                                           7,239              39,077
     *   Morphosys AG                                                                         6,656             268,767
     *   Mosaic Software AG                                                                   5,200               6,968
         Muehlabauer Holdings AG & Co. KGAA                                                   7,423             345,457
         MVV Energie AG                                                                      59,215           1,180,227
     *   MWG Biotech AG                                                                      30,700              15,031
         Nemetschek AG                                                                        8,499             140,644
     *   Neschen AG                                                                           5,800              20,809
     *   Nexus AG                                                                            21,275              85,033
         Norddeutsche Affinerie AG                                                           51,075           1,033,110
         Norddeutsche Steingutfabrik AG                                                       5,960              50,660
     *   November AG                                                                          9,018              55,029
         Ohb Teledata                                                                        16,598             150,202
         Oldenburgische Landesbank AG                                                         1,102              80,495
     *   Pandatel AG                                                                          5,700               7,985
         Paragon AG                                                                          22,134             432,198
     *   Parsytec AG                                                                         14,700              50,706
     *   PC-Spezialist Franchise AG                                                           2,462              22,488
         PC-Ware Information Technologies AG                                                  5,100              63,796
     *   Personal & Informatik AG                                                             5,900              70,036
         Pfeiffer Vacuum Technology AG                                                       16,633             793,099
     *   Pfleiderer AG                                                                       51,351             808,703
     *   Pironet NDH AG                                                                      10,964              58,889
     *   Plambeck Neue Energien AG                                                           19,350              16,849
     *   Plasmaselect AG                                                                     21,396             120,965
     *   Plenum AG                                                                            9,300              13,423
     *   Primacom AG                                                                         29,925             127,188
     *   Produkte und Syteme der Informationstechnologie AG                                  14,792              70,438
         Progress-Werk Oberkirch AG                                                           5,000             203,042
     *   Pulsion Medical Systems AG                                                          11,078              66,200
     *   PVATepla AG                                                                         15,550             113,585

   * #   Qs Communications AG                                                               124,164             562,480
         Rational AG                                                                         15,083           1,655,169
     *   Realtech AG                                                                          3,650              30,278
         Renk AG                                                                             19,400             650,977
         REpower Systems AG                                                                   5,000              92,326
         Rheinmetall Berlin AG                                                               45,000           2,282,926
         Rhoen Klinikum AG                                                                   24,107           1,590,263
     *   Rinol AG                                                                             5,900              10,115
     *   Rohwedder AG                                                                         4,860              45,769
     *   Ruecker AG                                                                           7,800              58,070
     *   S.A.G. Solarstrom AG                                                                11,440              90,987
         Salzgitter AG                                                                       95,909           2,243,998
         Sartorius AG                                                                        16,918             354,433
         Schlott Sebaldus AG                                                                  7,440             247,852
         Schwarz Pharma AG                                                                   30,101           1,318,636
         Sektkellerei Schloss Wachenheim AG                                                  15,120             196,826
     *   Senator Entertainment AG                                                               980               1,712
   * #   SGL Carbon AG                                                                       57,758             680,376
     *   SHS Informationssysteme AG                                                           9,737              44,286
     *   Silicon Sensor International AG                                                      2,122              27,932
   * #   Singulus Technologies AG                                                            46,050             556,280
         Sinner AG, Karlsruhe                                                                 4,160              49,144
     *   SinnerSchrader AG                                                                    8,412              15,614
         Sixt AG                                                                             19,433             384,066
     *   Sm Wirtschaftsberatungs AG                                                           3,350              21,072
         Software AG                                                                         39,230           1,500,688
         Stada Arzneimittel AG                                                               84,036           2,591,605
         Stahl (R.) AG                                                                        6,300             107,683
     *   Steag Hamtech AG                                                                    35,473              71,601
     *   Stoehr & Co. AG                                                                     16,000              68,911
     *   Strabag AG                                                                           4,840             296,152
         Stratec Biomedical Systems AG                                                        3,200              90,558
         Stuttgarter Hofbraeu AG                                                             18,000             615,771
         Sued-Chemie AG                                                                      29,146           1,230,825
     *   Suess Microtec AG                                                                   17,785             100,354
         Syskoplan AG                                                                         3,300              24,881
     *   Syzygy AG                                                                           18,000             108,335
         Takkt AG                                                                            87,707             808,661
     *   TDS Informationstechnologie AG                                                      10,411              30,696
     *   Techem AG                                                                           29,076           1,189,783
         Technotrans AG                                                                       9,778             184,915
     *   Telegate AG                                                                         20,500             361,927
     *   Teles AG Informationstechnologien                                                   26,657             319,099
     *   Textilgruppe Hof AG                                                                 12,170             101,145
     *   TFG Venture Capital AG & Co. KGAA                                                   16,727              48,929
     *   Tomorrow Focus AG                                                                   42,650             110,641
     *   TTL Information Technology AG                                                        6,400              23,086
     *   TV Loonland AG                                                                       7,000              16,178
     *   Umweltbank AG                                                                        7,227              87,230
         United Internet AG                                                                  85,759           2,220,925
     *   Utimaco Safeware AG                                                                 12,200              91,092
     *   Value Management & Research AG                                                      14,150              60,620
     *   Varetis AG                                                                           3,439              29,573
     *   VBH (Vereinigter Baubeschlag-Handel) AG                                              9,415              34,331

     *   Vereinigte Deutsche Nickel-Werke AG                                                 12,150               6,130
     *   Vivacon AG                                                                           6,559             113,317
         Vossloh AG                                                                          21,469           1,019,784
     *   W.O.M. World of Medicine AG                                                         11,983              45,962
         Wanderer-Werke AG                                                                    7,903             295,643
     *   WaveLight Laser Technologies AG                                                      1,159              20,488
     *   WCM Beteiligungs AG                                                                440,394             238,288
         Westag and Getalit AG, Rheda-Wiedenbrueck                                            7,000              82,693
         Wuerttembergische Lebensversicherung AG                                             11,330             243,045
     *   Wuerttembergische Metallwarenfabrik AG                                              30,330             530,106
         Wuerzburger Hofbraeu AG                                                                133              70,048
     *   Zapf Creation AG                                                                     7,500              95,785
                                                                                                       ----------------

TOTAL -- GERMANY
(Cost $69,430,081)                                                                                           96,254,453
                                                                                                       ----------------

ITALY -- (6.6%)
COMMON STOCKS -- (6.6%)
         Acea SpA                                                                           163,000           1,839,125
         Acegas SpA                                                                          36,106             424,419
     *   Actelios SpA                                                                        25,801             206,687
         Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                          122,707             824,146
     #   Aem Torino SpA                                                                     507,240           1,246,218
         Aeroporto de Firenze SpA                                                             6,000              84,203
     *   Alitalia Linee Aeree Italiane SpA Series A                                       3,706,002           1,178,154
         Amplifon SpA                                                                        18,242           1,171,521
         Astaldi SpA                                                                         77,523             499,097
         Azienda Mediterranea Gas e Acqua SpA                                               360,014             696,596
         Banca Ifis SpA                                                                      19,351             223,454
         Banca Intermobiliare di Investimenti e Gestoni SpA                                 132,998           1,071,671
     #   Banca Popolare Dell'etruria e Del Lazio Scrl                                        36,408             528,401
         Banca Profilo SpA                                                                  114,243             270,574
         Banco di Desio e della Brianza SpA                                                 109,105             885,710
     #   Banco Piccolo Valellinese Scarl SpA                                                 86,233           1,303,292
     *   Beghelli SpA                                                                       142,000             108,239
         Benetton Group SpA                                                                   8,444              76,625
         Beni Stabili SpA, Roma                                                           1,309,500           1,257,595
         Biesse SpA                                                                          17,100              78,746
         Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                           9,675             290,516
         Bremba SpA                                                                          74,782             559,016
         Buzzi Unicem SpA                                                                    94,100           1,354,019
     #   Caltagirone Editore SpA                                                            132,868           1,186,475
         Caltagirone SpA                                                                    178,399           1,400,137
         CAMFIN (Cam Finanziaria)                                                            36,527              98,509
         Carraro SpA                                                                         34,400             169,464
         Cementir Cementerie del Tirreno SpA                                                249,704           1,242,667
         Centrale del Latte di Torino & Co. SpA                                               4,182              23,029
         CIR SpA (Cie Industriale Riunite), Torino                                          591,100           1,633,689
     *   Cirio Finanziaria SpA                                                              175,000              37,470
     #   Class Editore SpA                                                                   83,868             175,775
   * #   CMI SpA                                                                             90,302             391,941
     *   Coats Cucirini SpA                                                                  30,000              36,323

     *   Compagnia Immobiliare Azionaria                                                     44,000              10,556
         Credito Artigiano SpA                                                              114,446             474,490
     #   Credito Bergamasco SpA                                                               6,102             180,345
     #   Cremonini SpA                                                                      135,428             409,282
     *   CSP International Industria Calze SpA                                               10,000              13,747
     #   Danieli & C.Officine Meccaniche SpA                                                 66,500             408,252
         Davide Campari - Milano SpA                                                        275,990           1,970,907
     #   De Longhi SpA                                                                      139,386             513,875
     *   Ducati Motor Holding SpA                                                           129,900             159,838
         Emak SpA                                                                            27,000             149,986
         Erg SpA                                                                            173,330           2,685,619
         Ergo Previdenza SpA                                                                 95,165             616,037
         Esprinet SpA                                                                        37,000             237,122
     *   Fiera Milano SpA                                                                     3,484              40,740
     *   Finarte Casa d'Aste SpA (Milano)                                                    56,266              68,388
     *   Finarte Partecipazioni Pro Arte SpA                                                242,693              24,400
   * #   Finmatica SpA                                                                       35,900             100,679
         Gabetti Holding SpA                                                                 55,000             257,891
         Gefran SpA                                                                          11,000              64,303
     #   Gemina SpA                                                                         331,283             565,095
         Gewiss SpA                                                                         221,700           1,342,304
     *   Giovanni Crespi SpA                                                                 49,200              51,580
         Granitifiandre SpA                                                                  33,237             290,208
         Gruppo Ceramiche Ricchetti SpA                                                      41,000              82,369
         I Grandi Viaggi SpA                                                                 28,100              34,281
     *   Immobiliare Lombardia SpA                                                          425,000             117,614
         Immsi SpA                                                                          373,100             715,854
         Impregilo SpA                                                                       59,230             474,123
     #   Industria Macchine Automatique SpA                                                  33,671             443,670
         Industria Romagnola Conduttori Elettrici SpA                                        17,500              64,183
     #   Industrie Zignago S. Margherita SpA                                                 52,000           1,220,071
     *   Intek SpA                                                                          163,776             142,777
     *   Interpump Group SpA                                                                 75,402             463,187
     *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                       34,500             367,902
         Italmobiliare SpA, Milano                                                           20,975           1,302,974
     *   Juventus Footbal Club SpA                                                           98,000             165,725
         La Doria SpA                                                                        22,000              65,711
     *   Lavorwash SpA                                                                       10,000              29,470
         Linificio and Canapificio Nazionale SpA                                             28,995             101,039
         Maffei SpA                                                                          52,500             112,043
         Manifattura Lane Gaetano Marzotto & Figli SpA                                      138,000           3,034,347
         Mariella Burani Fashion Group SpA                                                   26,077             324,434
     *   Meliorbanca SpA                                                                     90,667             345,891
     #   Merloni Elettrodomestici SpA                                                       155,000           1,929,873
         Milano Assicurazioni SpA                                                           266,700           1,516,175
         Mirato SpA                                                                          12,000              99,794
     *   Modena Energia Territorio Ambiente SpA                                             140,840             495,699
         Monrif SpA                                                                         150,000             245,154
     *   Montefibre SpA                                                                     143,130              53,616
         Navigazione Montanari SpA                                                          110,917             378,964
     *   Negri Bossi SpA                                                                     13,700              35,704
     *   NGP SpA                                                                             17,891               7,706
     *   Olidata SpA                                                                         20,000              23,066
     *   Opengate Group SpA                                                                   4,000               9,401

     *   Pagnossin SpA                                                                        9,000               6,771
     *   Partecipazioni Italiane SpA                                                         41,062              14,350
         Permasteelisa SpA                                                                   24,470             379,235
         Pininfarina SpA                                                                     31,285             881,754
         Pirelli & C.Real Estate SpA                                                          9,600             507,778
         Poligrafici Editoriale SpA                                                         132,000             337,831
         Premafin Finanziaria SpA Holding di Partecipazioni, Roma                           342,051             662,275
         Premuda SpA                                                                        115,214             217,985
     *   Ratti SpA                                                                           31,768              24,575
         Recordati SpA                                                                      234,576           1,600,621
     *   Reno de Medici SpA, Milano                                                         332,210             304,384
     *   Richard-Ginori 1735 SpA                                                            140,800              87,311
     *   Risanamento Napoli SpA                                                             304,043           1,097,753
         Sabaf SpA                                                                            9,200             194,024
         SAES Getters SpA                                                                    14,750             276,427
     *   Schiapparelli 1824 SpA, Milano                                                     831,000              48,504
     *   Seat Pagine Gialle SpA, Torino                                                   1,927,737             911,800
     *   Sirti SpA                                                                           29,967              69,547
         SISA (Societa Imballaggi Speciali Asti SpA)                                         65,000             200,403
     *   SNIA SpA                                                                           227,590              79,072
     *   Societa Partecipazioni Finanziarie SpA                                              54,060              32,899
     #   Societe Cattolica di Assicurazoni Scarl SpA                                         27,170           1,188,553
         Socotherm SpA                                                                       29,770             304,648
         Sogefi SpA                                                                         182,500             884,757
         Sol SpA                                                                             81,830             498,388
     *   Sorin SpA                                                                          341,385           1,021,912
     *   STA Metallurgica Italiana SpA                                                      282,640             226,461
         Stefanel SpA                                                                        54,400             267,684
         Targetti Sankey SpA                                                                 14,500              95,110
     *   Tecnodiffusione Italia SpA                                                           3,332               8,200
         Terme Demaniali di Acqui SpA                                                       532,000             773,101
   * #   Tiscali SpA                                                                        296,735             885,601
     #   Tod's Group SpA                                                                     30,476           1,528,424
         Trevi-Finanziaria Industriale SpA                                                   52,400             116,165
     *   Vemer Siber Group SpA                                                               46,000              21,212
     *   Viaggi del Ventaglio SpA                                                            58,380              82,736
         Vianini Industria SpA                                                               52,520             176,323
         Vianini Lavori SpA                                                                 180,752           1,546,507
         Vittoria Assicurazioni SpA                                                          51,500             506,458
     *   Zucchi (Vincenzo) SpA                                                              144,350             615,433
                                                                                                       ----------------

TOTAL -- ITALY
(Cost $41,549,484)                                                                                           66,294,936
                                                                                                       ----------------

SWEDEN -- (6.2%)
COMMON STOCKS -- (6.1%)
   * #   Active Biotech AB                                                                   38,600             197,182
         Addtech AB Series B                                                                 22,300             194,682
         Alfa Laval AB                                                                       18,600             280,314
     *   Alfaskop AB                                                                          3,200                 344
         Angpannefoereningen AB Series B                                                     10,800             201,964
     *   Anoto Group AB                                                                     134,833             208,800

         Aros Quality Group AB                                                                5,500              78,187
     *   Artimplant AB Series B                                                              46,000              28,254
     #   Axfood AB                                                                           73,400           1,825,983
         Axis AB                                                                             76,994             289,717
         B & N Bylock & Nordsjoefrakt AB Series B                                            83,600             284,469
         Ballingslov International AB                                                        13,000             231,897
         Beiger Electronics AB                                                               11,700             133,193
         Beijer AB Series B                                                                  11,700             198,428
         Beijer Alma AB Series B                                                             10,400             178,115
         Bergman & Beving AB Series B                                                        36,200             406,830
         Biacore International AB                                                            11,150             257,992
         Bilia AB Series A                                                                  116,725           1,978,130
         Billerud AB                                                                         58,700             709,332
     *   BioGaia AB Series B                                                                  7,000              12,439
     *   Boliden AB                                                                         203,900             834,173
     *   Bong Ljungdahl AB                                                                    9,000              58,926
     *   Boras Waefveri AB Series B                                                           8,600              29,691
     *   Boss Media AB                                                                       73,700             262,403
     *   Capio AB                                                                           121,900           1,921,015
         Capona AB                                                                           25,400             317,499
         Carbo AB                                                                            37,100             904,084
         Castellum AB                                                                        60,900           2,348,094
         Cloetta AB Series B                                                                 22,250             657,862
         Concordia Maritime AB Series B                                                      37,300             163,550
     *   Consilium AB Series B                                                                5,246              21,642
         D. Carnegie & Co. AB                                                                88,200             905,984
     *   Doro AB Series A                                                                       400               1,899
     *   Duroc AB Series B                                                                    2,700               6,855
     *   Elekta AB                                                                           37,000           1,397,022
         Elverket Vallentuna AB                                                               8,050              56,877
     *   Enea Data AB Series B                                                              505,000             322,868
         Eniro AB                                                                           154,000           1,753,251
         Expanda AB                                                                           6,547              33,762
         Fabege AB                                                                          164,145           3,312,075
         Fagerhult AB                                                                        14,100             222,613
   * #   Framtidsfabriken AB                                                                966,000              85,351
     *   Frontec AB Series B                                                                 50,800              60,180
         Getinge AB                                                                         176,604           2,565,060
         Geveko AB Series B                                                                   8,300             195,350
     *   Glocalnet AB                                                                       187,500             101,111
         Gunnebo AB                                                                          50,000             644,345
         Haldex AB                                                                           39,000             690,217
         Heba Fastighets AB Series B                                                         13,500             227,854
         Hexagon AB                                                                          10,716             198,817
         Hiq International AB                                                                47,889             201,942
         HL Display AB Series B                                                               6,000             100,705
         Hoganas AB Series B                                                                 38,200           1,007,105
     *   IBS AB Series B                                                                     95,200             251,909
   * #   Industrial & Financial Systems AB Series B                                         118,600             110,560
     *   Industrifoervaltnings AB Skandigen                                                  63,975             213,649
     *   Intentia International AB Series B                                                 171,420             334,820
   * #   Intrum Justitia AB                                                                 115,700             791,652
     #   Invik and Co. AB Series B                                                          155,400           1,268,329
     *   JM AB                                                                               13,800             472,870

         Karlshamns AB                                                                       23,800             400,775
     *   Klippans Finpappersbruk AB                                                           5,800               6,297
         Klovern AB                                                                         189,976             638,413
         Kungsleden AB                                                                       73,100           1,814,130
         Lagercrantz Group AB Series B                                                       31,800              79,745
     *   LB Icon AB                                                                          14,530              82,096
     #   Lennart Wallenstam Byggnads AB Class B                                              83,500           1,107,817
         Lindex AB                                                                           16,100             716,067
         Ljungberg Gruppen AB Series B                                                        3,800             108,540
     *   Lundin Mining Corp.                                                                  4,323              36,580
     *   Lundin Petroleum AB                                                                322,400           2,328,776
     *   Mandator AB                                                                        220,520              41,599
         Meda AB Series A                                                                    67,125             627,131
     *   Medivir Series B                                                                    10,650              71,509
     *   Micronic Laser Systems AB                                                           50,800             525,585
     *   Modern Times Group AB Series B                                                      48,700           1,501,964
         Naerkes Elektriska AB Series B                                                       4,250              70,716
         NCC AB Series B                                                                    118,100           1,732,913
         Nefab AB Series B                                                                    5,100             133,310
     *   Net Insight AB Series B                                                            369,000              80,067
         New Wave Group AB                                                                   20,800             353,607
         Nibe Industrier AB                                                                  23,500             632,410
     #   Nobia AB                                                                            77,600           1,240,548
         Nolato AB Series B                                                                  42,840             293,752
         Observer AB                                                                        137,856             556,694
         OEM International AB Series B                                                        7,100             119,093
     *   OMHEX AB                                                                           129,100           1,557,789
         Orc Software AB                                                                     16,500             132,946
     *   Ortivus AB                                                                          11,507              43,855
         Partnertech AB                                                                      12,300             132,163
         PEAB AB Series B                                                                   105,200           1,096,322
     *   Pergo AB                                                                            43,300             153,210
         Poolia AB Series B                                                                  18,150              83,919
         Prevas AB Series B                                                                  16,000              36,565
     *   Pricer AB Series B                                                                 641,500              82,211
     *   Proact It Group AB                                                                  15,000              35,349
     *   Proffice AB                                                                         72,800             109,859
         Profilgruppen AB                                                                     4,000              35,025
         Protect Data AB                                                                     13,500             213,646
     *   PyroSequencing AB                                                                   51,940              71,884
     #   Q-Med AB                                                                            34,000             890,814
     *   Readsoft AB Series B                                                                24,800              87,430
         Rottneros Bruk AB                                                                  366,600             343,185
         Salus Ansvar AB Series B                                                            12,900              49,895
         Sardus AB                                                                           11,200             141,536
     *   Scribona AB Series A                                                                40,100              78,277
     *   Scribona AB Series B                                                                56,300             110,128
     *   Semcon AB                                                                           18,300             110,874
   * #   Sigma AB Series B                                                                   25,800              36,443
     *   Sintercast AB                                                                        5,600              44,821
         Skistar AB                                                                          23,300             409,931
         SSAB Swedish Steel Series A                                                         60,300           1,465,891
         SSAB Swedish Steel Series B                                                         17,100             401,624
     *   Studsvik AB                                                                          4,400              80,389

         Sweco AB Series B                                                                   23,450             405,785
   * #   Switchcore AB                                                                      185,784              38,637
     *   Teleca AB Series B                                                                  73,000             376,340
     *   Telelogic AB                                                                       352,200             795,743
     *   Teligent AB                                                                         26,200              82,493
     *   Ticket Travel Group AB                                                              15,152              28,402
         Trelleborg AB Series B                                                              75,400           1,171,382
     #   TV 4 AB Series A                                                                    22,200             429,772
         Uniflex AB Series B                                                                  3,630              21,845
         VBG AB Series B                                                                        271               4,880
     *   Wedins Skor & Accessoarer AB                                                         8,900              54,075
         Westergyllen AB Series B                                                             8,600              60,758
   * #   Wihlborgs Fastigheter AB                                                            32,829             772,089
         Wilh. Sonesson AB Series A                                                           4,160              16,269
         Wilh. Sonesson AB Series B                                                           4,160              15,353
         WM-Data AB Series B                                                                460,600           1,199,803
         Xponcard Group AB                                                                    2,800              64,066
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $37,572,660)                                                                                           61,624,030
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.1%)
     *   Swedish Krona                                                                                          381,234
                                                                                                       ----------------
(Cost $387,038)
TOTAL -- SWEDEN
(Cost $37,959,698)                                                                                           62,005,264
                                                                                                       ----------------

NETHERLANDS -- (6.0%)
COMMON STOCKS -- (6.0%)
         Aalberts Industries NV                                                              45,516           2,003,643
         Accell Group NV                                                                     15,651             341,670
         AFC Ajax NV                                                                         10,787             124,743
         Airspray NV                                                                          3,800              91,652
         AM NV                                                                              143,311           1,500,209
         Arcadis NV                                                                          20,638             464,827
   * #   ASM International NV                                                                92,464           1,349,580
     *   Atag Group NV                                                                        4,630               1,652
         Athlon Groep NV                                                                     34,250             845,537
         Batenburg Beheer NV                                                                  3,000             137,472
     *   Begemann Groep NV                                                                   11,909              35,611
     *   Begemann Groep NV Series B                                                          13,451               3,310
         Beter Bed Holding NV                                                                14,334             424,515
         Boskalis Westminster NV                                                             65,442           2,375,638
         Brunel International NV                                                             49,126             612,435
         Buhrmann NV                                                                        245,259           2,247,655
   * #   Crucell NV                                                                          88,757           1,729,993
     *   Draka Holding NV                                                                    26,175             348,551
     *   Econosto NV                                                                         32,113             120,466
         Eriks Group NV                                                                      22,542             848,136
         Exact Holding NV                                                                    51,660           1,582,600
         Fornix Biosciences NV                                                                8,767             208,299
     *   Fox Kids Europe NV                                                                  71,715           1,181,894

         Gamma Holding NV                                                                    15,705             658,950
         Gemeenschappeljk Bezit Crown van Gelder NV                                          12,000             270,485
         Getronics NV                                                                     1,156,748           1,891,759
         Grolsche NV                                                                         32,100             932,742
         Grontmij NV                                                                          7,109             450,625
   * #   Hagemeyer NV                                                                     1,095,089           2,601,670
         Heijmans NV                                                                         60,267           2,574,421
     *   Hitt NV                                                                              3,804              23,451
         ICT Automatisering NV                                                                5,800              92,778
         Imtech NV                                                                           49,620           1,635,412
         Kas Bank NV                                                                         42,888             826,206
     *   Kendrion NV                                                                        241,262             433,030
         Koninklijke Bam NV                                                                  40,018           2,525,120
         Koninklijke Frans Maas Groep NV                                                     12,349             418,176
         Koninklijke Nedlloyd NV                                                             33,528           2,300,772
         Koninklijke Ten Cate NV                                                             13,515           1,137,273
         Koninklijke Vopak NV                                                                51,376           1,175,994
   * #   Laurus NV                                                                           92,984             315,257
         MacIntosh NV                                                                        15,590             656,191
     *   Maverix Capital NV                                                                   1,500              70,142
         Nederlandsche Apparatenfabriek                                                      14,000             466,593
         NH Hoteles SA                                                                       21,703             260,925
         Nutreco Holding NV                                                                  50,668           1,631,489
         NV Holdingsmij de Telegraaf                                                         46,153             991,461
         Oce NV                                                                             128,201           1,857,466
         Opg Groep NV Series A                                                               28,369           1,811,589
   * #   Pharming Group NV                                                                  163,643             846,419
         Reesink NV                                                                           2,050             185,614
         Roto Smeets de Boer NV                                                               2,640             152,660
         Rubber Cultuur Maatschappij Amsterdam NV                                            40,800             183,070
     *   Samas-Groep NV                                                                      27,117             210,923
     *   Seagull Holding NV                                                                   6,767              26,209
     *   Semiconductor Industries NV                                                         56,979             286,697
         Sligro Food Group NV                                                                28,753           1,239,139
         Smit Internationale NV                                                              20,578             959,063
         Stern Groep NV                                                                       1,236              42,815
         Stork NV                                                                            69,531           2,761,072
     *   Textielgroep Twenthe NV                                                              1,000               3,076
     *   Tulip Computers NV                                                                 150,799              31,781
         Twentsche Kabel Holding NV                                                          18,244             794,327
         United Services Group NV                                                            39,409           1,166,569
         Univar NV                                                                           47,480           1,430,436
         Van Der Mollen Holding NV                                                           57,660             290,700
   * #   Versatel Telecom International NV                                                1,041,167           2,499,356
         Wegener Arcade NV.                                                                  70,830             880,220
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $43,561,295)                                                                                           60,580,211
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Boskalis Westminster NV Coupons 06/02/05                                            65,442                   0
     *   Eriks Group NV Coupons 06/01/05                                                     11,271                   0
     *   Nutreco Holding NV Coupons 06/07/05                                                 50,668                   0
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                             0
                                                                                                       ----------------

TOTAL -- NETHERLANDS
 (Cost $43,561,295)                                                                                          60,580,211
                                                                                                       ----------------

FINLAND -- (4.9%)
COMMON STOCKS -- (4.9%)
         Alandsbanken AB Series B                                                             7,790             180,520
     *   Aldata Solutions Oyj                                                               124,635             250,400
         Amanda Capital Oyj                                                                  25,870              65,121
         Amer-Yhtymae Oyj Series A                                                          141,760           2,409,272
         Aspo P.L.C.                                                                         42,300             374,730
         Aspocomp Group P.L.C.                                                               25,476             125,548
         Basware Oyj                                                                          7,050              75,857
     *   Benefon Oy                                                                           1,900                 624
     *   Biotie Therapies Oyj                                                                39,754              36,821
         Capman Oyj Series B                                                                 12,485              37,806
         Componenta Oyj                                                                      11,200              93,634
         Comptel Oyj                                                                        149,541             298,494
         Efore Oy                                                                            25,840              59,495
         Elcoteq Network Oyj                                                                 44,060             864,469
     #   Elektrobit Group Oyj                                                               138,919             434,472
         Elisa Communications Corp.                                                          83,260           1,247,014
     *   Eq Online Oyj                                                                       23,900              60,630
         Etteplan Oyj                                                                         6,000              43,693
     *   Evox Rifa Group Oyj                                                                189,210              23,244
         Finnair Oyj                                                                        118,150           1,007,056
         Finnlines Oyj                                                                       78,360           1,338,540
         Fiskars Oy AB Series A                                                              82,728             955,684
     *   F-Secure Oyj                                                                       156,528             357,811
         HK Ruokatalo Oy Series A                                                            44,760             520,963
         Honkarakenne Oy Series B                                                             3,030              19,257
         Huhtamaki Van Leer Oyj                                                             147,650           2,241,884
         Ilkka-Yhtyma Oyj                                                                    19,360             211,380
     *   Incap Oyj                                                                           11,000              23,022
         J.W. Suominen Yhtyma Oy                                                             17,955              85,458
         Jaakko Poyry Group Oyj                                                              16,810             517,622
         Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                                   4,500              58,531
         KCI Konecranes International Oyj                                                    29,900           1,221,314
         Kemira GrowHow Oyj                                                                  25,160             194,922
         Kemira Oyj                                                                         139,200           1,852,966
         Kesko Oyj                                                                           32,060             768,428
         Laennen Tehtaat Oy                                                                   8,670             127,874
         Lassila & Tikanoja Oyj                                                              68,276           1,212,352
         Lemminkainen Oy                                                                     16,600             389,056
         Leo Longlife Oy                                                                      7,830              43,365
         Martela Oy                                                                           1,060              10,058
         Metsaemarkka Oyj Series B                                                              832               6,814
         M-Real Oyj Series B                                                                 89,000             480,416
         New Kyro Corp. Oyj                                                                  91,340             492,149
         Nokian Renkaat Oyj                                                                 158,900           2,835,395
         Nordic Aluminium Oy                                                                  1,900              27,570

     *   Okmetic Oyj                                                                         21,204              59,608
         Okobank Class A                                                                    101,080           1,612,530
         Olvi Oyj Series A                                                                    8,020             164,012
         Orion-Yhtyma Oyj Series A                                                           41,180             799,553
         Orion-Yhtyma Oyj Series B                                                           60,920           1,185,010
         Oy Stockmann AB Series B                                                            53,350           1,769,090
         Perlos P.L.C. Warrants 04/04/04                                                     76,811             734,688
         PK Cables Oyj                                                                       19,990             238,053
     *   Pmj Automec Oyj                                                                     45,410              44,100
         Pohjola Group P.L.C. Series D                                                      146,205           1,855,760
         Ponsse Oyj                                                                          12,600             278,781
     *   Proha Oyj                                                                           82,532              47,530
         Raisio Group P.L.C. Series V                                                       299,423             803,265
         Rakentajain Koneuvokrammo Oy                                                        10,260              86,638
         Ramirent Oyj                                                                        24,540             402,843
         Rapala VMC Oyj                                                                      36,040             248,138
         Rautaruukki Oyj Series K                                                           188,780           2,659,420
         Raute Oy Series A                                                                    4,190              51,358
         Rocla Oy                                                                             2,900              35,659
     *   Satama Interactive Oyj                                                              70,900              76,834
         Saunalahti Group Oyj                                                               141,454             336,212
     #   Scanfil Oyj                                                                         63,879             311,149
         Sponda Oyj                                                                         109,111           1,030,353
         SSH Communications Oyj                                                              44,900              67,483
         Stockmann Oyj AB                                                                    35,240           1,158,776
     *   Stonesoft Corp.                                                                     49,279              40,632
         Sysopen P.L.C.                                                                      16,020              87,113
         Talentum Oyj                                                                        36,600             148,947
     *   Tecnomen Holding Oyj                                                               112,970             192,381
         Teleste Corp. Oyi                                                                   21,249             167,345
         Tieto-X Oyj                                                                         10,200              43,303
         Tulikivi Oyj                                                                         5,710              43,726
         Turkistuottajat Oy                                                                   4,290              40,871
         Uponor Oyj Series A                                                                129,000           2,392,785
         Vacon Oyj                                                                           14,537             241,193
         Vaisala Oy Series A                                                                 21,200             495,114
         Viking Line AB                                                                      10,560             319,005
         Wartsila Corp. Oyj Series B                                                         99,690           2,999,117
         Yit-Yhtymae Oyj                                                                     67,708           2,186,824
                                                                                                       ----------------

TOTAL -- FINLAND
(Cost $30,505,512)                                                                                           49,136,930
                                                                                                       ----------------

GREECE -- (4.0%)
COMMON STOCKS -- (4.0%)
     *   A. Cambas Holding & Real Estate S.A.                                                54,237             137,088
     *   Aegek S.A.                                                                          99,835              63,498
     *   Agrotiki Insurance S.A.                                                             34,455             111,441
         Aktor Technical Co. S.A.                                                           196,380             776,604
         Alco Hellas ABEE S.A.                                                               38,730              58,957
     *   Alfa Alfa Energy S.A.                                                                3,810               6,530
     *   Alfa-Beta Vassilopoulos S.A.                                                        15,172             225,417

         Alisida S.A.                                                                         2,160               4,762
     *   Allatini Industrial & Commercial Co.                                                15,370              29,581
         Alpha Credit Bank                                                                    6,552             180,090
         Alte Technological Co. S.A.                                                         85,048               8,335
     *   Altec Information & Communication Systems S.A.                                      80,278              36,414
         Alumil Milonas S.A.                                                                 27,516              80,490
     *   Aluminum of Attica S.A.                                                            104,982              24,541
         Anek Lines S.A.                                                                     60,821              79,114
         Arcadia Metal Industry C. Rokas S.A.                                                22,389             217,107
         AS Co. S.A.                                                                         25,370              20,902
     *   Aspis Bank S.A.                                                                     72,374             227,867
     *   Aspis Pronia General Insurance S.A.                                                 48,640              35,945
     *   Astir Palace Vouliagmenis S.A.                                                      58,560             366,614
     *   Athens Medical Center S.A.                                                         104,974             226,900
         Athens Water Supply & Sewage Co. S.A.                                               53,245             372,957
         Atlantic Super Market S.A.                                                          13,776              22,039
         Attica Holdings S.A.                                                               156,234             552,713
         Attica Publications S.A.                                                            16,674              63,544
         Atti-Kat S.A.                                                                       88,984              52,367
         Autohellas S.A.                                                                     44,980             202,533
         Babis Vovos S.A.                                                                    50,982             864,479
         Balafas Construction Holdings S.A.                                                  15,200               3,554
         Bank of Attica S.A.                                                                115,721             672,722
         Bank of Greece                                                                      21,842           2,757,381
         Bank of Piraeus S.A.                                                               163,829           2,928,966
         Benrubi S.A.                                                                        11,121              53,915
         Betanet S.A.                                                                        11,220              42,447
     *   Bitros Holdings S.A.                                                                19,302              49,036
         Byte Computers S.A.                                                                 17,230              32,876
         Chipita S.A.                                                                        76,902             227,599
     *   Commercial Bank of Greece                                                            1,960              60,042
     *   Compucon Computer Applications S.A.                                                 11,260               4,280
         Computer Peripherals International S.A.                                              9,110               6,303
         Cyclon Hellas S.A                                                                   18,131              11,149
         Daios Plastics S.A.                                                                 16,350             109,450
         Delta Holdings S.A.                                                                 33,747             248,637
     *   Diagnostic & Therapeutic Center of Athens "Hygeia" S.A.                             38,330              58,385
         Dionic S.A.                                                                         12,948               8,568
         Domiki Krittis S.A.                                                                 17,730              10,438
         Dynamic Life S.A.                                                                   16,440              10,924
         Edrasi Psalllidas Technical Co. S.A.                                                31,108              27,132
         Egnatia Bank S.A.                                                                  117,107             388,796
         El. D. Mouzakis S.A.                                                                31,653              20,112
         Elais Oleaginous Production S.A.                                                    16,707             399,905
     *   Elbisco Holding S.A.                                                                56,000             378,850
         Elektrak S.A.                                                                       14,040              36,205
         Elektroniki of Athens S.A.                                                          21,560              68,356
     *   Elephant S.A.                                                                       26,310               4,877
         Elgeka S.A.                                                                         18,590              50,219
         Elmec Sport S.A.                                                                    64,256             135,925
         Elton S.A.                                                                          18,640              16,448
     *   Empedos S.A.                                                                        15,974               1,573
         ETEM S.A. Light Metals Industry                                                     37,502              67,248
     *   Ethniki General Insurance Co. S.A.                                                 118,768             495,323

     *   Etma Rayon S.A.                                                                     11,242              22,657
     *   Euro Reliance General Insurance                                                     14,830              18,730
         Eurodrip S.A.                                                                       11,620              24,598
         Euromedica S.A.                                                                     33,300              70,741
     *   European Techniki                                                                   32,750               9,269
         Everest S.A.                                                                        30,730              58,967
     *   Evrofarma S.A.                                                                       9,500              13,363
         F.G. Europe SA Common Registered Shares                                              4,536              17,744
     *   Fanco S.A.                                                                          10,110               2,462
     *   Forthnet S.A.                                                                       17,510             102,539
     *   Fourlis S.A.                                                                        64,420             551,373
         Frigoglass S.A.                                                                     49,990             264,355
         G.Polyhronos S.A.                                                                   10,580               8,320
         Galaxidi Fish S.A.                                                                  12,940               7,133
         General Commercial & Industry                                                       24,060              21,270
     *   General Hellenic Bank                                                               35,139             346,209
         Germanos S.A.                                                                       61,810           1,935,169
     *   Goody's S.A.                                                                        17,740             269,609
         Halkor S.A.                                                                        121,226             216,104
         Hatziioannou S.A.                                                                   44,200              39,113
         Hellas Can Packaging Manufacturers S.A.                                             27,902             237,206
     *   Hellenic Cables S.A.                                                                26,908              28,101
         Hellenic Duty Free Shops S.A.                                                       80,020           1,320,417
         Hellenic Fabrics S.A.                                                               17,110              40,977
         Hellenic Sugar Industry S.A.                                                        35,750             162,874
         Hellenic Technodomiki S.A.                                                         224,647           1,171,588
         Heracles General Cement Co.                                                         93,293           1,021,289
     *   Hermes Real Estate S.A.                                                             78,424             357,363
     *   Hippotour S.A.                                                                      12,155              16,156
         Hyatt Regency S.A.                                                                 130,260           1,497,942
         Iaso S.A.                                                                           54,510             200,362
         Iktinos Hellas S.A.                                                                  6,500              10,546
         Inform P. Lykos S.A.                                                                20,610              87,960
         Informatics S.A.                                                                     3,778               1,527
     *   Intersat S.A.                                                                       19,392               8,352
         Intertech S.A.                                                                      12,236              42,407
         Intracom Constructions S.A.                                                         30,520              38,924
         Intracom S.A.                                                                      199,316           1,023,059
     *   Ionian Hotel Enterprises S.A.                                                       16,754             196,782
         Ipirotiki Software & Publications S.A.                                              22,110              52,765
     *   J Boutaris & Son Holding S.A.                                                       28,150              21,393
         J&P-Avax S.A.                                                                      100,626             470,111
         Kalpinis - N. Simos Steel Service Center                                            12,432              56,301
         Karelia Tobacco Co., Inc. S.A.                                                       2,160             165,031
         Kathimerini S.A.                                                                    21,240             180,031
         Katselis Sons S.A.                                                                  18,000              49,265
         Kego S.A.                                                                           21,670              29,048
         Kekrops S.A.                                                                         2,244              31,444
     *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                          10,368              10,399
     *   Klonatex Group S.A. Bearer Shares                                                   20,351              18,147
         Kordellou Brothers S.A.                                                             12,300              28,533
     *   Lambrakis Press S.A.                                                               107,586             384,259
     *   Lampsa Hotel Co.                                                                    19,051             140,504
     *   Lan-Net S.A.                                                                        31,675              41,881

     *   Lavipharm S.A.                                                                      39,294              44,915
         Lazarides Vineyards S.A.                                                            18,326              29,186
     *   Logic Dis S.A.                                                                      77,230              31,138
     *   Loulis Mills S.A.                                                                   15,382              26,149
     *   Mailis (M.J.) S.A.                                                                 101,594             484,523
     *   Maritime Company of Lesvos S.A.                                                     30,753              14,740
     *   Maxim Knitwear Factory C.M. Pertsinidis                                             16,360               4,400
         Medicon Hellas S.A.                                                                  2,860              15,177
         Mesochoritis Bros. Construction Co. S.A.                                            23,700               8,417
         Metka S.A.                                                                          59,820             505,098
         Michaniki S.A.                                                                     108,755             237,802
         Minerva Knitwear                                                                     5,140               6,654
         Minoan Lines S.A.                                                                   98,789             376,117
         MLS Multimedia S.A.                                                                  8,300               7,349
         Mochlos S.A.                                                                       101,679              39,970
         Motor Oil (Hellas) Corinth Refineries S.A.                                         211,380           3,294,370
         Mytilineos Holdings S.A.                                                            47,000             565,531
     *   N. Levederis S.A.                                                                    8,355               6,747
     *   N.B.G. Real Estate Development Co.                                                 163,170             723,669
     *   Naoussa Spinning Mills S.A.                                                         76,407              17,724
         Naytemporiki S.A.                                                                   26,080              42,478
     *   Neochimiki Lv Lavrentiadis S.A.                                                     30,890             144,438
     *   Neorion-Syro's Shipyards S.A.                                                       27,210              22,370
     *   Newsphone Hellas Audiotex S.A.                                                      23,890              93,534
     *   Nexans Hellas S.A.                                                                   3,003               5,898
         Nikas S.A.                                                                          25,287             155,951
         Notos Com.Holdings S.A.                                                             94,554             362,270
         Pantechniki S.A.                                                                    50,460              74,327
     *   Pegasus Publishing & Printing S.A.                                                  58,590             114,520
         Persefs S.A. Health Care                                                            23,592              14,172
         Petros Petropoulos S.A.                                                              7,360              49,306
     *   Petzetakis S.A.                                                                     32,935              51,699
     *   Pilias S.A.                                                                        103,584              17,704
         Pipeworks L. Girakian Profil S.A.                                                   11,730              18,147
         Piraeus Leasing                                                                      5,765              46,082
     *   Prodeftiki Technical Co.                                                            32,257              10,676
     *   Promota Hellas S.A.                                                                 26,580              10,044
         Rilken S.A.                                                                          1,982              11,397
     *   Sanyo Hellas S.A.                                                                   59,251              31,966
         Sarantis S.A.                                                                       43,940             328,236
         Sato S.A.                                                                           28,850              26,218
     *   Selected Textile Industry Assoc. S.A.                                               44,649              19,653
         Sfakianakis S.A.                                                                    13,390              72,204
     *   Sheet Steel S.A.                                                                    25,850               4,776
     *   Shelman Hellenic-Swiss Wood S.A.                                                    38,042              41,623
         Silver and Baryte Ores Mining Co. S.A.                                              38,361             269,406
         Spyroy Agricultural House S.A.                                                      22,258              28,731
     *   Stabilton S.A.                                                                      27,530               2,710
         Strintzis Shipping Lines S.A.                                                      150,740             196,028
         Technical Olympic S.A.                                                             180,370           1,035,714
     *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                    13,910               3,595
         Teletypos S.A. Mega Channel                                                         36,227             143,816
         Terna Tourist Technical & Maritime S.A.                                             63,180             490,020
         Themeliodomi S.A.                                                                   37,422              23,052

         Thrace Plastics Co. S.A.                                                            45,500              68,179
     *   Uncle Stathis S.A.                                                                  10,999              79,893
         Unisystems S.A.                                                                     41,820              74,183
         Vardas S.A.                                                                         13,780              34,558
     *   Varvaressos S.A. European Spinning Mills                                             7,200               4,341
     *   Veterin S.A.                                                                        18,984              20,332
         Viohalco S.A.                                                                      296,585           1,902,943
         Vioter S.A.                                                                         80,590              97,994
     *   Vis Container Manufacturing Co.                                                      4,259              11,576
     *   Zampa S.A.                                                                             830              10,640
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $38,181,724)                                                                                           40,286,215
                                                                                                       ----------------

PREFERRED STOCKS -- (0.0%)
         Egnatia Bank S.A.                                                                    3,196               9,115
                                                                                                       ----------------
(Cost $8,592)

TOTAL -- GREECE
(Cost $38,190,316)                                                                                           40,295,330
                                                                                                       ----------------

SPAIN -- (4.0%)
COMMON STOCKS -- (4.0%)
         Abengoa SA                                                                          66,042             711,043
         Adolfo Dominguez SA                                                                  3,700             104,713
     *   Amper SA                                                                            56,800             359,700
     *   Avanzit SA                                                                          17,275              30,862
   * #   Azkoyen SA                                                                          52,500             435,447
         Banco de Andalucia                                                                   9,800             863,732
         Banco de Credito Balear SA                                                          35,424             881,805
         Banco de Valencia SA                                                               191,814           5,579,619
     #   Banco Guipuzcoano SA                                                                43,530             903,409
     #   Banco Pastor SA                                                                     34,300           1,280,394
     *   Baron de Ley SA                                                                      7,542             362,236
     *   Bodegas Riojanas SA                                                                  1,633              17,613
         CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                  7,500             730,378
     #   Campofrio Alimentacion SA                                                           92,800           1,542,054
         Cementos Portland SA                                                                16,881           1,159,096
         Cie Automotive SA                                                                   10,011             152,932
         Compania de Distribucion Integral Logista SA                                        29,600           1,479,207
         Compania Vinicola del Norte de Espana SA                                             6,633             102,894
         Cortefiel SA                                                                        57,093           1,310,845
     *   Dogi International Fabrics SA                                                        9,809              60,693
     *   Duro Felguera SA                                                                    10,860             150,325
         Elecnor SA                                                                          18,300             969,434
     *   Ercros SA                                                                          120,980             159,445
     *   Espanola del Zinc SA                                                                29,250              66,229
     *   Estacionamientos Urbanos SA                                                          4,200                   0
         Europistas Concesionaria Espanola SA                                               174,940           1,196,574
     #   Faes Farma SA                                                                       36,107             675,711
         Funespana SA                                                                         6,354              63,291
         Grupo Empresarial Ence SA                                                           18,593             507,249
         Hullas del Coto Cortes                                                               8,666             104,262

         Iberpapel Gestion SA                                                                 6,700             140,087
         Inbesos SA                                                                           8,050              84,411
         Indo Internacional SA                                                               33,600             262,162
         Indra Sistemas SA                                                                   75,200           1,374,345
         Inmobiliaria Colonial SA ICSA                                                       35,200           1,826,195
         Inmobiliaria del Sur SA                                                                378              63,261
     *   Inmobiliaria del Sur SA Issue 2004                                                      38               5,611
         Inmobiliaria Urbis SA                                                               80,282           1,362,357
         Lingotes Especiales SA                                                              22,080             135,999
     *   LSB (La Seda de Barcelona SA) Series B                                              32,010              98,455
     *   Mecalux SA                                                                           9,500             119,969
         Metrovacesa SA                                                                         744              45,077
         Miquel y Costas y Miquel SA                                                          8,512             335,772
     *   Natra SA                                                                            14,979             129,670
     *   Natraceutical SA                                                                    93,825             143,150
     *   Nicolas Correa SA                                                                   15,750             103,802
         Obrascon Huarte Lain SA                                                             65,366             772,877
         Pescanova SA                                                                        26,443             588,790
     *   Prim SA                                                                              3,900              91,324
         Prosegur Cia de Seguridad SA                                                        45,049             944,886
   * #   Service Point Solutions SA                                                          20,648              91,385
     *   Sociedad Nacional Inds. Aplicaciones Celulosa Espanola                              44,383              70,913
         Sol Melia SA                                                                       112,700           1,182,880
     #   SOS Cuetara SA                                                                      83,608           1,248,819
         Tavex Algodonera SA                                                                 31,944             133,524
     *   Tecnocom Telecomunicaciones y Energia SA                                             6,300              49,339
     #   Tele Pizza SA                                                                      237,546             484,521
         Transportes Azkar, SA                                                               35,477             293,644
         Tubacex SA                                                                         121,020             408,049
         Tubos Reunidos SA                                                                   12,466             167,196
         Unipapel SA                                                                         44,264             957,376
     *   Uralita SA                                                                         338,493           1,688,642
     *   Urbanizzciones y Transportes SA                                                     12,213              18,635
         Vidrala SA, Alava                                                                   47,040             943,214
     #   Viscofan Industria Navarra de Envolturas Celulosicas SA                             97,492             945,104
     #   Zeltia SA                                                                           87,378             703,913
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $16,699,311)                                                                                           39,976,546
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Banco Guipuzcoano SA Rights 06/20/05                                                43,530              45,531
     *   Banco Valencia SA Rights 06/07/05                                                  191,814             115,659
     *   Faes Farma SA Rights 07/06/05                                                       36,107              83,532
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                       244,722
                                                                                                       ----------------

TOTAL -- SPAIN
(Cost $16,699,311)                                                                                           40,221,268
                                                                                                       ----------------

DENMARK -- (3.9%)
COMMON STOCKS -- (3.9%)
         Aarhus Oliefabrik A.S. Aeries A                                                      4,950             400,319
     *   Alm. Brand A.S.                                                                     28,360             976,134
         Amagerbanken A.S.                                                                    2,734             451,792
         Ambu International A.S. Series B                                                     3,000              71,366
         Amtssparekassen Fyn A.S.                                                             2,243             382,419
         Arkil Holdings A.S. Series B                                                           270              40,168
     #   Bang & Olufsen Holding A.S. Series B                                                13,387             861,014
   * #   Bavarian Nordic A.S.                                                                 4,930             487,856
     *   Brodrene Hartmann A.S. Series B                                                      5,865             155,351
     *   Brondbyernes I.F. Fodbold A.S. Series B                                              2,000              20,702
         Bryggerigruppen A.S.                                                                 8,515             685,029
         Christian Hansen Holding A.S. Series B                                              10,855           1,605,962
         Codan A.S.                                                                          43,400           2,123,322
         Dalhoff, Larsen & Hornemann A.S. Series B                                            1,370             125,746
         Dampskibsselsk Torm A.S.                                                            49,460           2,700,186
         Dantherm Holding A.S.                                                                2,400              46,036
         Danware A.S.                                                                         4,185              73,927
         DFDS A.S., Copenhagen                                                               11,760             716,592
         DiskontoBanken A.S.                                                                    743             166,079
         DSV, De Sammensluttede Vognmaend A.S.                                               22,630           1,755,084
         East Asiatic Co., Ltd.                                                              22,723           1,424,598
         Edb Gruppen A.S.                                                                     3,230             103,983
     *   Fimiston Resources & Technology, Ltd.                                                  400               7,262
         FLS Industries Series B                                                             73,180           1,361,178
         Fluegger A.S. Series B                                                               2,913             281,655
         Foras Holding A.S. Series A                                                         13,292             180,205
         Forstaedernes Bank                                                                   4,322             364,749
     *   Genmab A.S.                                                                         28,629             529,213
     *   Glunz & Jensen A.S.                                                                  1,470              20,241
         GN Great Nordic A.S.                                                               210,980           2,423,246
         H&H International A.S. Series B                                                      1,140             261,754
     *   Hadsten Bank                                                                            70              12,037
         Harboes Bryggeri A.S.                                                                  575             232,628
         Hedegaard (Peder P.) A.S.                                                              660              62,712
         Hojgaard Holding A.S. Series B                                                       2,500              77,699
     *   IC Co. A.S.                                                                          3,510             126,436
     *   Incentive A.S.                                                                       3,575              10,936
     *   Jyske Bank A.S.                                                                     75,520           2,885,152
         Kjobenhavns Sommer Tivoli A.S.                                                         580             262,002
         Koebenhavns Lufthavne                                                                9,910           2,193,114
         Lan & Spar Bank A.S.                                                                 2,250             113,481
     *   Lastas A.S. Series B                                                                 3,600              35,608
         Lollands Bank A.S.                                                                     750              31,687
     *   Maconomy A.S.                                                                        6,000              11,889
   * #   Neurosearch A.S.                                                                     9,160             410,134
         NKT Holding A.S.                                                                    30,245           1,176,633
         Nordjyske Bank A.S.                                                                    920             184,166
     *   NTR Holdings A.S.                                                                    1,130              14,967
         Oestjydsk Bank                                                                         550              68,208
         Per Aarsleff A.S. Series B                                                           1,545              97,004
     *   Pharmexa A.S.                                                                       12,940              47,873
         Ringkjobing Bank                                                                     1,670             141,370
         Ringkjobing Landbobank                                                               1,620             642,532
         Rockwool, Ltd.                                                                      24,520           1,701,834

     *   RTX Telecom A.S.                                                                     8,400              81,805
         Salling Bank                                                                           250              24,796
         Sanistal A.S. Series B                                                               1,786             172,754
     *   SAS Danmark A.S.                                                                    34,300             309,606
         Satair A.S.                                                                          1,350              39,083
         Schouw & Co. A.S.                                                                   15,485             410,445
         Simcorp A.S.                                                                         5,240             416,879
         Sjaelso Gruppen A.S.                                                                 2,388             286,440
         Skjern Bank A.S.                                                                       725              61,529
     *   Sondagsavisen A.S.                                                                  21,165             120,706
         Spar Nord Bank A.S.                                                                  6,823             844,832
         Sparbank Vest A.S.                                                                   6,600             309,848
         Sparekassen Faaborg A.S.                                                               481             187,017
         Sydbank A.S.                                                                        81,720           1,695,299
     #   Thrane & Thrane A.S.                                                                 5,258             216,145
     *   TK Development                                                                      12,478              79,194
     *   Topdanmark A.S.                                                                     28,300           2,032,024
         Treka A.S.                                                                           8,498             220,890
         Vestfyns Bank                                                                          200              25,582
         Vestjysk Bank A.S.                                                                  10,800             375,080
         VT Holdings Shares B                                                                 3,130             170,698
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $17,204,519)                                                                                           39,423,922
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Forstaedernes Bank Rights 06/07/05                                                   4,322              11,435
     *   Pharmexa A.S. Rights 05/31/05                                                       12,940               7,168
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                        18,603
                                                                                                       ----------------

TOTAL -- DENMARK
(Cost $17,204,519)                                                                                           39,442,525
                                                                                                       ----------------

NORWAY -- (3.6%)
COMMON STOCKS -- (3.6%)
     *   Acta Holding ASA                                                                    10,000              18,521
     *   Aker Kvaerner OGEP ASA                                                              45,609           1,723,396
         Aker Yards ASA                                                                      28,121           1,030,482
         Aktiv Kapital ASA                                                                   57,017             846,270
         Arendals Fosse Kompani ASA                                                             100              11,616
     *   Blom ASA                                                                            18,367              35,578
         Bonheur ASA                                                                         16,850           1,015,333
     *   Choice Hotel Scandinavia ASA                                                        27,740              86,359
     *   Corrocean ASA                                                                       19,321               8,827
         Det Norske Oljeselskap ASA Series A                                                 88,945           1,021,142
     #   DOF ASA                                                                             97,006             357,186
     #   EDB Elektronisk Data Behandling ASA                                                149,417           1,133,086
         Ekornes ASA                                                                         56,490           1,100,643
   * #   Eltek ASA                                                                           40,842             457,832
         Expert ASA                                                                          48,758             528,206
         Farstad Shipping ASA                                                                60,790             705,709

   * #   Fjord Seafood ASA                                                                  783,483             354,702
   * #   Fred Olsen Energy ASA                                                               91,600           1,838,118
         Ganger Rolf ASA                                                                      6,690             375,531
         Gresvig ASA                                                                          4,590              27,544
     *   Home Invest ASA                                                                     15,077              11,676
     *   Independent Oil Tools ASA                                                           75,603              21,077
     *   Itera Consulting Group ASA                                                          90,000              39,379
     #   Kongsberg Gruppen ASA                                                               49,500             728,672
     *   Kverneland ASA                                                                      16,160             200,188
         Leroy Seafood Group ASA                                                             23,800             156,494
   * #   Merkantildata ASA                                                                  320,521              92,704
         Natural ASA                                                                         10,143              45,538
     *   Nera ASA                                                                           187,753             398,477
     *   Nordic Semiconductor ASA                                                            25,000             195,146
     *   Northern Offshore, Ltd.                                                            214,000              84,972
     *   Ocean Rig ASA                                                                      105,531             690,062
         Odfjell ASA Series A                                                                99,640           1,900,223
         Olav Thon Eiendomsselskap ASA                                                        8,320             604,806
     *   Opticom ASA                                                                          3,600              26,728
     *   Otrum ASA                                                                           11,600              54,984
         P4 Radio Hele Norge ASA                                                             32,200             104,956
     *   Petrolia Drilling ASA                                                              100,000               9,437
     *   Photocure ASA                                                                       26,690             156,104
         Prosafe ASA                                                                         55,980           1,682,144
     *   Q-Free ASA                                                                           8,000              25,325
         Rieber and Son ASA Series A                                                         63,654             508,073
     *   Scana Industrier ASA                                                                50,000              27,707
         Schibsted ASA                                                                      112,960           2,981,575
   * #   Sinvest ASA                                                                         58,220             240,646
         Smedvig ASA Series A                                                                83,580           1,463,172
   * #   Software Innovation ASA                                                             13,423              37,235
         Solstad Offshore ASA                                                                54,100             580,139
     *   Sparebk Midt-Norge                                                                   2,200              95,499
         Steen and Stroem ASA                                                                19,512             539,663
     #   Storebrand ASA                                                                     183,330           1,525,312
     *   Synnove Finden ASA                                                                   4,200              18,911
     #   Tandberg ASA Series A                                                              217,280           2,322,945
   * #   Tandberg Data ASA                                                                   58,950              75,750
     *   Tandberg Storage ASA                                                                48,450              18,743
     *   Tandberg Television ASA                                                             90,430           1,034,264
     *   Telecomputing ASA                                                                   44,963              75,893
     *   Tgs-Nopec Geophysical Co. ASA                                                       40,910           1,127,788
         Tomra Systems ASA                                                                  294,480           1,271,474
     *   TTS Marine ASA                                                                      12,000              49,398
     *   Tybring-Gjed ASA                                                                   145,146              71,210
     *   Unit 4 Agresso NV                                                                    4,620              49,374
         Veidekke ASA                                                                        21,846             432,594
         Visma ASA                                                                           47,393             547,676
         Wilhelmsen (Wilhelm), Ltd. ASA Series A                                             60,800           1,545,039
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $19,444,016)                                                                                           36,545,253
                                                                                                       ----------------

INVESTMENT IN CURRENCY -- (0.0%)
     *   Norwegian Krone                                                                                        101,196
                                                                                                       ----------------
(Cost $102,528)

TOTAL -- NORWAY
(Cost $19,546,544)                                                                                           36,646,449
                                                                                                       ----------------

BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
     *   Abfin SA                                                                             2,560                   0
     #   Ackermans & Van Haaren SA                                                           54,011           2,143,143
   * #   Arinso International NV                                                             14,739             204,715
         Associated Weavers International                                                     5,057              48,551
         Banque Nationale de Belgique                                                           710           2,916,481
     #   Barco (New) NV                                                                      17,896           1,299,920
     #   Bekaert SA                                                                          32,028           2,374,353
         Brantano NV                                                                          2,060             120,734
     #   Brederode SA                                                                        12,180             306,272
         Carrieres Unies Porphyre                                                                20              35,088
     #   CFE (Compagnie Francois d'Entreprises)                                               2,080             839,161
     #   Cofinimmo SA                                                                        11,516           1,828,885
     *   Commerciale de Brasserie SA COBRHA                                                     115             148,473
     #   Compagnie Maritime Belge                                                            41,185           1,344,854
     *   Cumerio                                                                              9,586             132,116
     #   Deceuninck SA                                                                       63,700           1,863,952
     #   D'Ieteren SA                                                                         6,425           1,275,781
     #   Distrigaz                                                                               57             214,180
     *   Docpharma SA NV                                                                      4,489             152,683
         Dolmen Computer Applications                                                         5,036              58,369
         Duvel Moorgat NV                                                                     5,019             166,435
         Euronav SA                                                                          41,185           1,219,921
         EVS Broadcast Equipment SA                                                           5,500             134,757
         Exmar NV                                                                             8,641             520,153
         Floridienne NV                                                                       2,033             145,133
         Glaces de Moustier-sur-Sambre SA                                                    13,370             562,948
     *   ICOS Vision Systems Corp. NV                                                        12,914             336,156
     *   Immobel (Cie Immobiliere de Belgique SA)                                             5,621             241,740
     *   Innogenetics NV                                                                     39,726             637,637
     *   Integrated Production & Test Engineering NV                                          4,380              23,434
     *   International Brachtherapy SA                                                        9,935              60,498
     *   Ion Beam Application SA                                                             35,077             241,477
     *   Ipso-Ilg SA                                                                          5,990              53,452
         Keytrade Bank SA                                                                     2,800              94,475
         Kinepolis Group NV                                                                   5,020             162,417
         Lotus Bakeries NV                                                                      650              82,662
     #   Melexis NV                                                                          52,741             641,682
         Metiers Automatiques Picanol                                                        16,120             343,772
     *   Neuhaus NV                                                                             670              35,448
     #   Nord-Sumatra Investissements SA                                                        650             292,180
     #   Omega Pharma SA                                                                     28,203           1,437,698
     *   Option NV                                                                           14,958             487,048
         Papeteries de Catala SA                                                                315              34,886
     #   Quick Restaurants SA                                                                19,501             372,497
     *   Real Software SA                                                                    55,542              34,927

     #   Recticel SA                                                                         22,870             194,177
     *   Resilux NV                                                                           1,754              83,029
         Rosier SA                                                                              655             102,712
     #   Roularta Media Groep                                                                 9,837             605,545
     *   Sait Radioholland                                                                    7,313              38,725
     #   Sapec SA                                                                             3,635             366,830
     *   Sapec SA VVPR                                                                           75                 205
     #   Sioen Industries                                                                    21,502             235,250
     *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                   1,685             282,206
     *   Solvus SA                                                                           38,344             734,907
     *   Solvus SA Interim Strip VVPR                                                        18,176                 224
         Spector Photo Group SA                                                               5,408              43,306
     *   Systemat SA                                                                         12,107              81,980
     #   Telindus Group SA                                                                   64,911             718,239
         Ter Beke NV                                                                          2,281             179,544
     #   Tessenderlo Chemie                                                                  47,282           1,831,358
         UNIBRA                                                                               1,600             163,221
         Union Miniere SA                                                                     9,586             752,973
     #   Van de Velde NV                                                                      2,683             472,472
         VPK Packaging Group SA                                                               7,185             247,553
     #   Warehouses de Pauw Sicafi                                                            9,025             393,911
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $22,063,145)                                                                                           33,199,511
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Belge des Betons Contingent Rights                                                   8,500                   0
                                                                                                       ----------------
(Cost $0)

TOTAL -- BELGIUM
(Cost $22,063,145)                                                                                           33,199,511
                                                                                                       ----------------

IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
         Abbey P.L.C.                                                                        50,849             574,416
     *   Ardagh P.L.C.                                                                       14,262              41,243
     *   Datalex P.L.C.                                                                      72,754              37,538
         DCC P.L.C.                                                                         136,863           2,713,488
         Donegal Creameries P.L.C.                                                           18,079              85,652
     *   Dragon Oil P.L.C.                                                                  307,485             510,233
         FBD Holdings P.L.C.                                                                 23,114             675,524
         Fyffes P.L.C.                                                                      630,111           1,767,415
         Glanbia P.L.C.                                                                     321,765           1,042,847
         Grafton Group P.L.C.                                                               284,256           3,302,959
         Greencore Group P.L.C.                                                             306,561           1,288,111
     *   Horizon Technology Group P.L.C.                                                     45,564              57,131
         IAWS Group P.L.C.                                                                  153,525           2,304,092
         IFG Group P.L.C.                                                                    52,309              59,863
         Independent News & Media P.L.C.                                                    645,069           1,983,328
     *   Iona Technologies P.L.C.                                                            53,750             180,076
         Irish Intercontental Group P.L.C.                                                   37,153             439,391
     *   IWP International P.L.C.                                                            39,611               3,899

         Jurys Hotel Group P.L.C.                                                           114,531           2,140,254
     *   Kenmare Resources P.L.C.                                                           942,269             405,905
         Kingspan Group P.L.C.                                                              185,024           2,153,739
         McInerney Holdings P.L.C.                                                           58,094             592,857
         Paddy Power P.L.C.                                                                  71,162           1,221,796
         Readymix P.L.C.                                                                    109,762             284,433
         United Drug P.L.C.                                                                 442,555           1,857,124
     *   Waterford Wedgwood P.L.C.                                                        2,737,733             138,126
                                                                                                       ----------------

TOTAL -- IRELAND
(Cost $16,873,795)                                                                                           25,861,440
                                                                                                       ----------------

AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
     *   Admiral Sportwetten AG                                                               1,000              17,535
         Agrana Beteiligungs AG                                                               2,921             261,905
         Andritz AG                                                                          13,609           1,187,041
         Austria Email AG                                                                       715               3,085
     *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                  42,784             369,021
         Bank Fuer Kaernten und Steiermark AG                                                   520              61,493
   * #   Betandwin.com Interactive Entertainment AG                                          12,749           1,824,094
         Boehler-Uddeholm AG                                                                 11,195           1,444,834
         BWT AG                                                                              21,819             670,478
     *   CA Immobilien Anlagen AG                                                            36,830             923,809
         Constantia-Verpackungen AG                                                          19,123             636,370
     *   Conwert Immobilien Invest AG                                                        18,614             306,558
     *   Demeter Vermoegensverwaltung                                                        15,000                   0
     *   Eybl International AG                                                                2,400              59,006
         Flughafen Wien AG                                                                   25,698           1,645,900
         Frauenthal Holding AG                                                                  485              50,953
     *   Immofinanz Immobilien Anlagen AG                                                   165,130           1,492,002
         Lenzing AG                                                                           3,948             935,308
         Manner (Josef) & Co. AG                                                                870              42,823
         Mayr-Melnhof Karton AG                                                              11,760           1,676,150
         Oberbank AG                                                                          5,384             531,147
         Palfinger AG                                                                        10,383             600,202
   * #   RHI AG, Wien                                                                        29,275             806,974
         Rosenbauer International AG                                                          1,530             112,603
     *   S&T System Integration & Technology Distribution AG                                  2,515              92,580
         Schoeller-Bleckmann Oilfield Equipment AG                                           11,860             284,419
     *   Sparkassen Immobilien AG                                                            33,975             342,114
         Ubm Realitaetenentwicklung AG                                                        1,440              61,492
     #   Uniqa Versicherungen AG                                                            128,555           2,246,598
         Voestalpine AG                                                                      30,095           2,029,010
     *   Wolford AG                                                                           4,900             105,603
                                                                                                       ----------------
TOTAL COMMON STOCKS
(Cost $11,965,667)                                                                                           20,821,107
                                                                                                       ----------------

RIGHTS/WARRANTS -- (0.0%)
     *   Boehler-Uddeholm AG Rights 06/02/05                                                 11,195                   0
     *   CA Immobilien Anlagen AG Rights 06/01/05                                            34,837                 429
     *   Jenbacher AG Rights 03/31/08                                                         7,860                   0
                                                                                                       ----------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                                           429
                                                                                                       ----------------

TOTAL -- AUSTRIA
(Cost $11,965,667)                                                                                           20,821,536
                                                                                                       ----------------

PORTUGAL -- (1.2%)
COMMON STOCKS -- (1.2%)
         Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                        194,100             273,188
         EFACEC Capital, SGPS, SA                                                            60,600             162,350
         Finibanco Holdings SGPS, SA                                                         35,482              56,133
     *   Gescartao, SGPS, SA                                                                 10,107             133,188
         Ibersol SGPS SA                                                                     14,462              94,311
   * #   Impresa Sociedade Gestora de Participacoes Socias SA                               190,166           1,284,504
     *   Investimentos Participacoes e Gestao SA Inapa                                       43,702             133,886
         Jeronimo Martins SGPS SA                                                           170,757           2,389,975
         Mota-Engil, SGPS, SA                                                               250,900             741,711
   * #   Novabase SGPS                                                                       56,005             409,918
   * #   ParaRede-SGPS SA                                                                    97,133              40,764
         Portucel-Empresa Produtora de Pasta de Papel SA                                    466,977             805,259
         Sag Gest - Solucoes Automovel Globais SGPS SA                                      235,500             371,460
         Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA              54,900             253,341
     *   Sociedad Construcoes Soares da Costa SA                                             19,200              35,805
     #   Sociedade de Investimento e Gestao SGPS SA                                         160,396             909,016
         Sonae SGPS SA                                                                    1,079,900           1,582,540
   * #   Sonaecom SGPS SA                                                                   321,175           1,384,888
     *   Sporting Sociedad Desportiva de Futebol                                              3,301               9,828
         Teixeira Duarte Engenharia e Construcoes SA                                        609,000             824,289
                                                                                                       ----------------

TOTAL -- PORTUGAL
(Cost $6,843,117)                                                                                            11,896,354
                                                                                                       ----------------

EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
     *   Euro Currency                                                                                          554,480
                                                                                                       ----------------
(Cost $564,980)

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
     *   Epicor Software Corp.                                                                2,171              26,768
     *   InFocus Corp.                                                                       10,455              43,493
                                                                                                       ----------------

TOTAL -- UNITED STATES
(Cost $214,919)                                                                                                  70,261
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                        (000)
            TEMPORARY CASH INVESTMENTS -- (18.9%)

                  ^  Repurchase Agreement, Deutsche Bank Securities &
                     Mizuho Securities USA 2.96% and 2.98%, respectively,
                     06/01/05 (Collateralized by $277,454,335 U.S. TIPS
                     1.875%, 07/15/13 & U.S. STRIPS, rates ranging from 0%
                     to 9.875%, maturities ranging from 11/15/05 to
                     02/15/29, valued at $193,688,829) to be repurchased
                     at $189,898,459 (Cost $189,882,796)                           $        189,883         189,882,796

                     Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
                     06/01/05 (Collateralized by $828,000 FNMA Notes 2.95%,
                     11/14/07, valued at $826,965) to be repurchased at
                     $814,065 (Cost $814,000)                                                   814             814,000
                                                                                                       ----------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $190,696,796)                                                                             190,696,796
                                                                                                       ----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $724,614,597)                                                                                    $  1,006,081,648
                                                                                                       ----------------

----------
+        Securities have been fair valued.  See Note B to Financial Statements.
*        Non-Income Producing Securities.
#        Total or Partial Securities on Loan.
^        Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE +
                                                                                   ----------------    ----------------
     MEXICO -- (12.1%)
     COMMON STOCKS -- (12.1%)
               Alfa S.A. de C.V. Series A                                                   640,590    $      3,678,389
               America Movil S.A. de C.V. Series L                                       10,897,700          30,837,777
           *   America Telecom S.A. de C.V. Series A                                      5,129,240          15,504,095
           *   Carso Global Telecom S.A. de C.V. Telecom Series A1                        3,638,671           6,452,048
               Cementos de Mexico S.A. de C.V. Series B                                   1,551,017          11,800,403
               Coca-Cola Femsa S.A. de C.V. Series L                                      1,310,600           3,111,431
               Consorcio Ara S.A.                                                           157,500             512,249
               Controladora Comercial Mexicana S.A. de C.V. Series B                        633,700             681,188

           *   Corporacion Interamericana de Entramiento S.A. de C.V.
                 Series B                                                                    75,000             145,392
           *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                     1,107                 214
               Corporativo Fragua S.A. de C.V. Series B                                          21                  67
           *   Desc S.A. de C.V. Series B                                                   619,841             167,996
               El Puerto de Liverpool S.A. de C.V. Series C1                                339,500             686,215
               Embotelladora Arca S.A. de C.V., Mexico                                      466,500             959,629
           *   Empresas ICA Sociedad Controladora S.A. de C.V.                              623,700             246,401
               Empresas la Moderna S.A. de C.V. Series A                                    120,000              22,993
               Fomento Economico Mexicano Series B & D                                      754,800           4,122,695
               Gruma S.A. de C.V. Series B                                                   90,406             193,116
               Grupo Carso S.A. de C.V. Series A-1                                        3,272,232           5,712,092
               Grupo Continental S.A. de C.V.                                               358,600             553,499
               Grupo Elektra S.A. de C.V.                                                   141,400           1,000,317
               Grupo Financiero del Norte S.A. Series C                                     568,984           3,789,445
           *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                          22,746              11,703
               Grupo Financiero Inbursa S.A. de C.V. Series O                             3,161,776           6,739,328
           *   Grupo Gigante S.A. de C.V. Series B                                          117,282              80,815
               Grupo Industrial Bimbo S.A. de C.V. Series A                               1,711,100           4,653,338
               Grupo Industrial Maseca S.A. de C.V. Series B                                229,000             130,234
               Grupo Modelo S.A. de C.V. Series C                                         2,602,300           7,889,851
           *   Grupo Nutrisa S.A. de C.V.                                                       129                  50
           *   Grupo Qumma S.A. de C.V. Series B                                              1,591                  26
               Grupo Televisa S.A. (Certificate Representing Series A,
               Series D & Series L)                                                       2,117,800           6,339,186
           *   Grupo Tribasa S.A. de C.V.                                                     2,120                   0
               Hylsamex S.A. de C.V. Series B                                               153,914             554,322
               Industrias Penoles S.A. de C.V.                                              324,600           1,604,458
               Kimberly Clark de Mexico S.A. de C.V. Series A                               980,200           3,120,437
               Nueva Grupo Mexico S.A. de C.V. Series B                                     930,858           4,395,862
           *   Organizacion Soriana S.A. de C.V. Series B                                   701,000           2,666,342
               Telefonos de Mexico S.A. Series A                                            200,000             186,690
               Telefonos de Mexico S.A. de C.V.                                          18,366,800          16,975,833
               TV Azteca S.A. de C.V. Series A                                            1,832,100             935,883
           *   US Commercial Corp. S.A. de C.V.                                             223,000              80,416
               Vitro S.A. de C.V.                                                           121,600              94,850
               Wal-Mart de Mexico S.A. de C.V. Series V                                   5,494,302          20,822,553
                                                                                                       ----------------

     TOTAL -- MEXICO
     (Cost $112,747,040)                                                                                    167,459,828
                                                                                                       ----------------

     TAIWAN -- (11.7%)
     COMMON STOCKS -- (11.7%)
               Acer, Inc.                                                                 1,051,883           1,990,209
           *   Advanced Semiconductor Engineering, Inc.                                   2,302,396           1,662,238
               Advantech Co., Ltd.                                                          138,254             325,610
               Asia Cement Corp.                                                          1,009,750             645,500
               Asustek Computer, Inc.                                                     1,479,062           4,070,093
           *   Au Optronics Corp.                                                         2,755,487           4,555,326
               Benq Corp.                                                                 1,083,160           1,113,908
               Cathay Financial Holdings Co., Ltd.                                        5,527,529          10,537,019
               Cathay Real Estate Development Co., Ltd.                                     568,213             238,013
           *   Chang Hwa Commercial Bank                                                  2,407,796           1,352,975
               Cheng Shin Rubber Industry Co., Ltd.                                         487,437             539,634
               Cheng Uei Precision Industry Co., Ltd.                                        43,136             119,317
               Chi Mei Optoelectronic Corp.                                               2,536,177           3,983,214
               China Airlines                                                             1,236,157             684,244
           *   China Development Financial Holding Corp.                                  5,507,000           2,097,432
               China Motor Co., Ltd.                                                        714,628             735,133
               China Steel Corp.                                                          5,889,753           5,730,002
               Chinatrust Financial Holdings Co., Ltd.                                    3,310,473           3,719,032
           *   Chungwa Picture Tubes Co., Ltd.                                            3,932,298           1,721,769
               CMC Magnetics Corp.                                                        1,356,400             626,080
               Compal Electronics, Inc.                                                   1,595,372           1,525,437
           *   Cosmos Bank Taiwan                                                           478,000             226,941
               Delta Electronics Industrial Co., Ltd.                                       822,228           1,330,514
               D-Link Corp.                                                                 145,122             175,109
               E.Sun Financial Holding Co., Ltd.                                          1,482,744           1,201,988
           *   Eva Airways Corp.                                                          1,326,289             656,994
               Evergreen Marine Corp., Ltd.                                               1,320,382           1,180,997
               Far East Textile, Ltd.                                                     2,372,668           1,777,511
           *   Far Eastern International Bank                                               583,000             317,434
           *   First Financial Holding Co., Ltd.                                          3,192,000           2,592,120
               Formosa Chemicals & Fiber Co., Ltd.                                        3,480,090           6,299,508
               Formosa Plastics Corp.                                                     3,027,210           5,143,441
               Formosa Taffeta Co., Ltd.                                                    436,767             213,149
               Fu Sheng Industrial Co., Ltd.                                                203,035             247,827
               Fubon Financial Holding Co., Ltd.                                          6,054,052           5,734,274
               Fuh-Hwa Financial Holding Co., Ltd.                                        1,082,976             573,651
               Giga-Byte Technology Co., Ltd.                                               167,160             183,172
               High Tech Computer Corp.                                                     122,600           1,079,606
               Hon Hai Precision Industry Co., Ltd.                                       1,899,306           9,940,234
               Hotai Motor Co., Ltd.                                                        223,000             503,647
           *   Hsinchu International Bank                                                   451,800             264,802
               Hua Nan Financial Holding Co., Ltd.                                        3,654,320           2,820,860
               International Bank of Taipei                                                 885,928             608,765
               Inventec Corp.                                                               763,888             352,916

               Lite-On Technology Corp.                                                   1,331,010           1,422,942
           *   Macronix International Co., Ltd.                                           1,547,500             242,255
               Media Tek, Inc.                                                              418,730           3,605,331
               Mega Financial Holding Co., Ltd.                                           6,278,535           4,067,932
               Mitac International Corp.                                                    166,000             176,717
           *   Mosel Vitelic Inc. Co., Ltd.                                                     336                  92
               Nan Ya Plastic Corp.                                                       4,237,625           5,792,656
           *   Nanya Technology Co., Ltd.                                                 2,240,989           1,714,196
               Optimax Technology Corp.                                                     112,455             273,952
               Oriental Union Chemical Corp.                                                132,531             120,462
           *   Pacific Electric Wire & Cable Corp.                                          233,200               3,866
               Pou Chen Corp.                                                             1,001,859             818,176
               President Chain Store Corp.                                                  435,260             797,159
           *   Q-Run Technology Co., Ltd.                                                   187,200             705,438
               Quanta Computer, Inc.                                                      2,051,308           3,742,611
           *   Quanta Display, Inc.                                                       2,116,000           1,046,887
               Realtek Semiconductor Corp.                                                  194,001             196,432
               Ritek Corp.                                                                  580,204             203,450
               Shin Kong Financial Holding Co., Ltd.                                      1,753,463           1,774,619
               Siliconware Precision Industries Co., Ltd.                                   874,200             828,429
               SinoPac Holdings Co., Ltd.                                                 1,721,096             916,156
               Sunplus Technology Co., Ltd.                                                 361,145             501,217
               Synnex Technology International Corp.                                        326,680             487,055
               Taishin Financial Holdings Co., Ltd.                                       2,495,135           2,150,829
           *   Taiwan Business Bank                                                       1,632,644             517,917
               Taiwan Cement Corp.                                                        1,302,731             739,455
               Taiwan Glass Ind. Corp.                                                      542,079             516,255
               Taiwan Life Insurance Co., Ltd                                               101,200             172,598
               Taiwan Semiconductor Manufacturing Co., Ltd.                              13,743,936          24,779,451
           *   Tatung Co., Ltd.                                                           1,684,000             536,702
               Transcend Information, Inc.                                                   35,187              90,055
               U-Ming Marine Transport Corp.                                                279,050             434,936
               Uni-President Enterprises Corp.                                            1,495,020             674,327
           *   United Microelectronics Corp.                                              8,696,611           5,859,321
           *   Via Technologies, Inc.                                                       359,699             232,711
           *   Walsin Lihwa Corp.                                                         1,338,000             558,095
               Wan Hai Lines Co., Ltd.                                                      823,934             777,861
               Waterland Financial Holdings                                                 801,000             336,247
           *   Winbond Electronics Corp.                                                  1,794,000             575,308
               Wintek Corp.                                                                 151,000             202,586
               Ya Hsin Industrial Co., Ltd.                                                 223,683             210,156
           *   Yageo Corp.                                                                  608,440             229,865
               Yang Ming Marine Transport Corp.                                           1,248,894           1,095,527
               Yieh Phui Enterprise Co., Ltd.                                               266,435             136,096
               Yuen Foong Yu Paper Manufacturing Co., Ltd.                                  383,022             144,808
               Yulon Motor Co., Ltd.                                                        684,753             793,686
               Zyxel Communication Corp.                                                    116,980             295,407
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $143,235,910)                                                                                    162,895,874
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Taiwan Dollar                                                                                     17,498
                                                                                                       ----------------
     (Cost $17,422)
     TOTAL -- TAIWAN
     (Cost $143,253,332)                                                                                    162,913,372
                                                                                                       ----------------

     SOUTH KOREA -- (11.7%)
     COMMON STOCKS -- (11.7%)
               Amorepacific Corp.                                                             5,100           1,329,694
               CJ Corp.                                                                      10,400             740,276
               Daelim Industrial Co., Ltd.                                                   16,090             771,661
               Daewoo Engineering & Construction Co., Ltd.                                  247,900           1,734,810
               Daewoo Heavy Industries & Machinery, Ltd.                                    113,400             913,943
               Daewoo International Corp.                                                    32,910             483,589
           *   Daewoo Securities Co., Ltd.                                                   56,445             373,741
               Daewoo Shipbuilding & Marine Engineering Co., Ltd.                           126,010           2,536,876
               Dongkuk Steel Mill Co., Ltd.                                                  14,670             239,848
               Doosan Heavy Industries & Construction Co., Ltd.                              24,500             337,234
               GS Holdings Corp.                                                             42,945             968,036
               Hanjin Shipping Co., Ltd.                                                     35,750             952,294
               Hankook Tire Manufacturing Co., Ltd.                                          72,650             820,116
               Hanwha Chemical Corp.                                                         32,000             342,885
               Hite Brewery Co., Ltd.                                                        12,140           1,117,612
           *   Honam Petrochemical Corp.                                                      8,750             342,947
               Hyundai Development Co.                                                       33,870             713,391
               Hyundai Heavy Industries Co., Ltd.                                            43,820           2,292,452
           *   Hyundai Merchant Marine Co., Ltd.                                             67,170           1,064,216
               Hyundai Mobis                                                                 46,710           3,001,525
               Hyundai Motor Co., Ltd.                                                      103,609           5,804,693
               INI Steel Co., Ltd.                                                           45,530             669,464
               Kangwon Land, Inc.                                                           138,510           1,988,073
               Kia Motors Corp.                                                             250,830           3,568,154
               Kookmin Bank                                                                 146,005           6,402,301
               Korea Electric Power Corp.                                                   495,290          14,472,188
           *   Korea Exchange Bank                                                          561,620           4,759,380
               Korea Gas                                                                     65,190           1,823,804
               Korean Air Co., Ltd.                                                          42,880             761,393
               KT Corp.                                                                     195,930           7,896,552
               KT&G Corp.                                                                   103,590           3,628,014
               Kumgang Korea Chemical Co., Ltd.                                               5,970           1,004,380
           *   LG Card Co., Ltd.                                                             64,169           2,142,657
               LG Chemical Investment, Ltd.                                                 126,575           3,224,579
               LG Chemical, Ltd.                                                             33,656           1,221,714
               LG Electronics, Inc.                                                          77,220           5,559,551
               LG Engineering & Construction Corp.                                           23,120             719,009
               LG Investment & Securities Co., Ltd.                                          40,060             373,109
               LG Petrochemical Co., Ltd.                                                    18,420             447,786
           *   LG Phillips LCD Co., Ltd.                                                     22,030           1,142,710
               Lotte Chilsung Beverage Co., Ltd.                                                400             373,628
           *   NCsoft Corp.                                                                  10,110             881,432
               Nong Shim Co., Ltd.                                                            3,050             919,130
               POSCO                                                                         40,940           7,297,089
               Pusan Bank                                                                    50,610             430,347
               S1 Corp.                                                                      20,538             839,513
               Samsung Corp.                                                                 58,510             798,482
               Samsung Electro-Mechanics Co., Ltd.                                           32,707             794,372

               Samsung Electronics Co., Ltd.                                                 53,188          25,686,766
               Samsung Fire and Marine Insurance, Ltd.                                       24,219           1,834,462
               Samsung Heavy Industries Co., Ltd.                                           100,590             841,685
               Samsung SDI Co., Ltd.                                                         22,742           2,164,363
               Samsung Securities Co., Ltd.                                                  29,230             754,592
               Seoul Bank                                                                   104,780           2,658,698
               Shinhan Financial Group Co., Ltd.                                            165,422           4,236,740
               Shinsegae Co., Ltd.                                                            9,100           3,015,812
               SK Corp., Ltd.                                                                66,504           3,448,220
               SK Telecom Co., Ltd.                                                          56,085           9,947,204
               S-Oil Corp.                                                                   86,310           6,356,268
                                                                                                       ----------------

     TOTAL -- SOUTH KOREA
     (Cost $94,368,322)                                                                                     161,965,460
                                                                                                       ----------------

     SOUTH AFRICA -- (10.9%)
     COMMON STOCKS -- (10.9%)
               ABSA Group, Ltd.                                                             604,870           7,346,378
               African Oxygen, Ltd.                                                         393,939           1,477,115
               Anglo American Platinum Corp., Ltd.                                          302,315          12,993,774
               Anglo American PLC                                                           667,281          15,902,785
               Anglogold, Ltd.                                                              304,962          10,293,029
           *   Anglovaal Mining, Ltd.                                                        93,775             463,461
               Aspen Pharmacare Holdings PLC                                                259,317             949,904
               AVI, Ltd.                                                                    178,834             326,907
               Barloworld, Ltd.                                                             157,177           2,031,363
               Bidvest Group, Ltd.                                                          254,135           2,583,633
           *   Consol, Ltd.                                                                 178,834             273,079
           *   Dimension Data Holdings PLC                                                  246,926             143,310
           *   Discovery Holdings, Ltd.                                                     463,855           1,498,636
               Edgars Consolidated Stores, Ltd.                                              39,111           1,531,616
               Firstrand, Ltd.                                                            5,453,719          10,993,898
               Foschini, Ltd.                                                               167,846             903,392
               Gold Fields, Ltd.                                                            306,889           3,366,763
               Harmony Gold Mining Co., Ltd.                                                298,281           2,213,024
               Impala Platinum Holdings, Ltd.                                                46,076           3,871,032
           *   Imperial Holdings, Ltd.                                                      159,111           2,339,773
               Investec, Ltd.                                                                28,155             809,000
               JD Group, Ltd.                                                               119,825           1,059,422
               Kumba Resources, Ltd.                                                         15,092             148,775
               Liberty Group, Ltd.                                                          331,965           3,026,709
               Massmart Holdings, Ltd.                                                      136,739             848,955
               Mittal Steel South Africa, Ltd.                                              545,537           4,069,873
               MTN Group, Ltd.                                                            1,329,332           8,773,164
               Nampak, Ltd.                                                                 460,336           1,015,773
               Naspers, Ltd. Series N                                                       204,973           2,519,852
               Nedcor, Ltd.                                                                 454,722           5,066,339
               Network Healthcare Holdings, Ltd.                                          1,448,416           1,285,890
               Old Mutual PLC                                                             2,547,699           5,422,437
               Pick'n Pay Stores, Ltd.                                                      584,356           2,131,740
               Pretoria Portland Cement Co., Ltd.                                            75,919           2,437,822
               Sanlam, Ltd.                                                               1,913,846           3,152,969

               Santam, Ltd.                                                                  81,524             730,420
               Sappi, Ltd.                                                                  163,117           1,579,527
               Standard Bank Group, Ltd.                                                    979,729           8,918,054
               Steinhoff International Holdings, Ltd.                                       954,753           1,897,552
               Telkom SA, Ltd.                                                              660,710          10,789,042
               Tiger Brands, Ltd.                                                           111,679           1,773,769
               Truworths International, Ltd.                                                307,364             757,453
           *   Woolworths Holdings, Ltd.                                                    689,630           1,056,654
                                                                                                       ----------------

     TOTAL -- SOUTH AFRICA
     (Cost $135,051,995)                                                                                    150,774,063
                                                                                                       ----------------

     BRAZIL -- (10.8%)

     PREFERRED STOCKS -- (9.7%)
               Ambev Cia de Bebidas das Americas                                         12,453,835           3,721,937
               Aracruz Celulose SA Series B                                                 711,999           2,405,342
               Banci Itau Holding Financeira SA                                              86,800          15,274,206
               Banco Bradesco SA                                                            401,079          12,908,768
               Brasil Telecom Participacoes SA                                          234,026,240           1,555,966
               Brasil Telecom SA                                                        626,730,875           2,523,050
               Brasileira de Distribuicao Pao de Acucar                                  58,650,000           1,241,399
           *   Braskem SA Preferred A                                                       435,600           4,150,810
               Companhia Energetica de Minas Gerais                                     109,900,000           3,329,612
               Embraer Empresa Brasileira de Aeronautica                                    747,821           5,654,824
           *   Embratel Participacoes SA                                                143,582,922             305,103
           *   Empresa Nasional de Comercio Redito e Participacoes SA                       480,000               2,391
               Gerdau SA                                                                    465,156           4,691,135
               Investimentos Itau SA                                                      3,300,893           6,740,151
               Klabin SA                                                                    682,875           1,125,135
           *   Lojas Renner SA                                                              800,000              26,728
               Metalurgica Gerdau SA                                                         98,850           1,370,239
               Paranaense de Energia Series B                                           100,000,000             572,733
               Siderurgica Belgo-Mineira                                                 10,870,000           4,781,988
               Siderurgica de Tubarao                                                    63,720,000           3,427,314
               Siderurgica Paulista Casipa Series B                                             325               6,070
               Suzano Bahia Sul Papel e Celullose SA                                        143,545             625,533
           *   Tele Centro Oeste Celular Participacoes SA                                    76,815             820,911
               Tele Norte Leste Participacoes SA                                            180,034           2,736,188
           *   Tele Sudeste Celular Participacoes SA                                         16,200             129,761
               Telemar Norte Leste SA                                                       225,100           5,259,651
           *   Telesp Celular Participacoes SA                                              858,662           4,351,219
               Telesp Participacoes SA                                                  621,100,000          11,793,038
               Unibanco-Uniao de Bancos Brasileiros SA                                       20,000              60,178
               Unibanco-Uniao de Bancos Brasileiros Units SA                                513,130           3,679,969
               Usinas Siderurgicas de Minas Gerais SA                                       200,539           3,777,740
               Vale do Rio Doce Series A                                                    926,880          22,888,300
           *   Vale do Rio Doce Series B                                                     81,160                   0
               Votorantim Celulose e Papel SA                                                71,336             847,032
               Weg SA                                                                       489,800           1,485,967
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $78,699,331)                                                                                     134,270,388
                                                                                                       ----------------

     COMMON STOCKS -- (1.1%)
               Ambev Cia de Bebidas das Americas                                          5,420,000           1,453,131
               Brasil Telecom Participacoes SA                                           59,520,574             535,055
               Companhia Siderurgica Nacional SA                                            241,404           4,278,046
               Copesul Companhia Petroquimica do Sul                                         55,860             739,545
               CPFL Geracao de Energia SA                                                 3,140,000              14,987
           *   Embratel Participacoes SA                                                 57,550,000             114,646
               Souza Cruz Industria e Comercio                                              521,300           6,555,464
           *   Tele Centro Oeste Celular Participacoes SA                                    19,748             215,962
           *   Tele Norte Celular Participacoes SA                                       57,624,254              21,524
               Tele Norte Leste Participacoes SA                                             59,254           1,224,673
           *   Tele Sudeste Celular Participacoes SA                                            613               4,740
           *   Tractebel Energia SA                                                         108,600             531,394
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $9,933,446)                                                                                       15,689,167
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Brazilian Real                                                                                    34,038
                                                                                                       ----------------
     (Cost $32,142)

     RIGHTS/WARRANTS -- (0.0%)
           *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                        25,591               9,240
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- BRAZIL
     (Cost $88,664,919)                                                                                     150,002,833
                                                                                                       ----------------

     MALAYSIA -- (6.6%)
     COMMON STOCKS -- (6.6%)
           *   AmInvestment Group Berhad                                                    406,882             173,460
               AMMB Holdings Berhad                                                       2,103,331           1,281,975
               Berjaya Sports Toto Berhad                                                   746,800             765,698
               British American Tobacco Berhad                                              295,300           3,145,379
               CIMB Berhad                                                                  259,300             341,070
               Commerce Asset Holding Berhad                                              2,588,400           3,170,177
           *   Digi.Com Berhad                                                              767,162           1,047,881
               Diversified Resources Berhad                                                 643,200             233,317
               Gamuda Berhad                                                                510,000             584,406
               Genting Berhad                                                               697,300           3,282,146
               Golden Hope Plantations Berhad                                               948,200             952,708
               Highlands and Lowlands Berhad                                                107,500             107,467
               Hong Leong Bank Berhad                                                     1,607,150           2,113,878
               Hong Leong Credit Berhad                                                   1,060,629           1,120,858
               IJM Corp. Berhad                                                             228,300             282,275
               IOI Corp. Berhad                                                           1,044,500           2,526,453
               IOI Oleochemical Industries Berhad                                            22,041              53,346
               IOI Properties Berhad                                                        151,300             292,553
               Kuala Lumpur Kepong Berhad                                                   747,000           1,257,443
               Magnum Corp. Berhad                                                        1,487,600             782,169
               Malakoff Berhad                                                              835,700           1,603,712
               Malayan Banking Berhad                                                     2,815,700           8,142,334

               Malayan Cement Berhad                                                      2,266,300             351,476
               Malaysia Mining Corp. Berhad                                                 828,700             414,207
               Malaysian Airlines System Berhad                                           1,090,600           1,016,099
               Malaysian International Shipping Corp. (Foreign)                           1,501,566           6,824,540
               Malaysian Pacific Industries                                                 170,000             482,570
               Malaysian Plantations Berhad                                                 927,500             590,137
               Maxis Communications Berhad                                                1,631,600           4,226,294
               Nestle (Malaysia) Berhad                                                     229,200           1,440,167
               Oriental Holdings Berhad                                                     215,300             226,310
               Oyl Industries Berhad                                                        134,300           1,281,040
               Petronas Dagangan Berhad                                                     813,400             894,588
               Petronas Gas Berhad                                                        1,810,900           3,380,889
               Plus Expressways Berhad                                                    3,046,800           2,467,171
               PPB Group Berhad                                                             579,600           1,097,171
               Proton Holdings Berhad                                                       389,000             726,132
               Public Bank Berhad                                                         1,550,201           2,729,507
               Resorts World Berhad                                                       1,120,700           2,840,505
               RHB Capital Berhad                                                         1,849,900             977,243
               Shell Refining Co. Federation of Malaysia Berhad                             227,000             549,315
               Sime Darby Berhad                                                          2,334,600           3,563,750
               Southern Bank Berhad                                                          48,440              41,009
               Southern Bank Berhad (Foreign)                                             1,412,337           1,151,714
               SP Setia Berhad                                                              488,100             475,362
               Star Publications (Malaysia) Berhad                                          182,800             331,621
               Telekom Malaysia Berhad                                                    3,138,900           8,078,652
               Tenaga Nasional Berhad                                                     3,662,800           9,923,114
               UMW Holdings Berhad                                                          364,533             479,289
               YTL Corp. Berhad                                                           1,578,966           2,180,370
                                                                                                       ----------------

     TOTAL -- MALAYSIA
     (Cost $86,119,098)                                                                                      92,000,947
                                                                                                       ----------------

     TURKEY -- (6.3%)
     COMMON STOCKS -- (6.3%)
               Akbank T.A.S.                                                              2,264,998          12,090,210
               Anadolu Efes Biracilik ve Malt Sanayi A.S.                                   182,246           3,623,681
               Arcelik A.S                                                                1,549,702           8,127,666
           *   Dogan Sirketler Grubu Holding A.S.                                           722,062           1,659,633
           *   Dogan Yayin Holding A.S.                                                     542,816           1,235,561
               Enka Insaat ve Sanayi A.S.                                                   494,820           5,385,251
               Eregli Demir ve Celik Fabrikalari Turk A.S.                                1,595,341           6,405,511
               Ford Otomotiv Sanayi A.S.                                                    867,588           5,391,825
               Hurriyet Gazetecilik ve Matbaacilik A.S.                                     629,278           1,203,744
           *   Koc Holding A.S.                                                             281,693           1,197,380
               Koc Holding A.S. Series B                                                  1,058,111           4,482,928
               Migros Turk A.S.                                                             450,270           3,482,021
               Tofas Turk Otomobil Fabrikasi A.S.                                         1,489,092           2,055,958
               Trakya Cam Sanayii A.S.                                                      187,301             595,751
               Tupras-Turkiye Petrol Rafinerileri A.S.                                      289,886           3,652,551
               Turk Sise ve Cam Fabrikalari A.S.                                            639,484           1,534,884
           *   Turkiye Garanti Bankasi A.S.                                               2,261,914           8,536,645
               Turkiye Is Bankasi A.S.                                                    2,002,976          10,818,452
           *   Vestel Elektronik Sanayi ve Ticaret A.S.                                     240,241             834,543
           *   Yapi ve Kredi Bankasi A.S.                                                 1,232,184           4,682,623
                                                                                                       ----------------

     TOTAL -- TURKEY
     (Cost $29,310,662)                                                                                      86,996,818
                                                                                                       ----------------

     ISRAEL -- (5.5%)
     COMMON STOCKS -- (5.5%)
               Africa-Israel Investments, Ltd.                                              108,700           4,017,919
               Bank Hapoalim, Ltd.                                                        2,309,640           8,108,404
               Bank Leumi Le-Israel                                                       2,802,069           7,928,531
           *   Bezeq Israeli Telecommunication Corp., Ltd.                                4,049,014           5,001,098
               Blue Square Israel, Ltd.                                                      16,186             156,734
               CLAL Industries, Ltd.                                                        289,038           1,331,162
               CLAL Insurance, Ltd.                                                         114,684           2,411,331
               Delek Group, Ltd.                                                              4,584             447,323
               Discount Investment Corp                                                      66,100           1,618,017
               Elbit Systems, Ltd.                                                           98,319           2,395,417
           *   Elron Electronic Industries, Ltd.                                                  0                   5
           *   First International Bank of Israel, Ltd. Par Value $.01                      347,200             537,889
           *   First International Bank of Israel, Ltd. Par Value $.05                       48,660             349,471
               IDB Development Corp., Ltd. Series A                                         101,015           3,101,292
               IDB Holding Corp., Ltd.                                                       36,578             802,548
               Israel Chemicals, Ltd.                                                     2,410,526           7,714,773
               Israel Corp. Series A                                                          5,500           1,573,282
           *   Koor Industries, Ltd.                                                         25,971           1,690,252
               M.A.Industries, Ltd.                                                         843,283           5,101,647
               Migdal Insurance Holdings                                                  2,079,107           2,938,231
               Osem Investment, Ltd.                                                        210,522           1,794,037
           *   Perrigo Co.                                                                   57,227             896,928
               Strauss Elite, Ltd.                                                           33,250             311,919
               Super-Sol, Ltd. Series B                                                     372,926           1,005,696
               Teva Pharmaceutical Industries, Ltd.                                         418,280          13,912,996
           *   United Mizrahi Bank, Ltd.                                                    384,693           1,822,509
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $37,118,237)                                                                                      76,969,411
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Israel Shekel                                                                                        157
                                                                                                       ----------------
     (Cost $153)
     TOTAL -- ISRAEL
     (Cost $37,118,390)                                                                                      76,969,568
                                                                                                       ----------------

     INDONESIA -- (4.7%)
     COMMON STOCKS -- (4.7%)
               PT Astra International Tbk                                                 8,470,461          10,387,615
               PT Bank Central Asia Tbk                                                   1,980,000             720,708
               PT Bank Danamon Indonesia Tbk                                              1,762,000             891,351
               PT Bimantara Citra Tbk                                                     1,485,000             365,880

               PT Gudang Garam Tbk                                                        4,695,500           6,352,536
           *   PT Indocement Tunggal Prakarsa Tbk                                         7,362,000           2,468,047
               PT Indofood Sukses Makmur Tbk                                             18,886,400           2,377,886
               PT Indonesian Satellite Corp.Tbk                                          14,967,500           7,774,558
               PT International Nickel Indonesia Tbk                                        580,000             846,641
           *   PT Makindo Tbk                                                             2,236,500             224,402
               PT Medco Energi International Tbk                                          9,754,000           3,226,110
           *   PT Panasia Indosyntec Tbk                                                     75,100               3,945
               PT Semen Gresik Tbk                                                        1,739,502           2,937,277
               PT Telekomunikasi Indonesia (Persero) Tbk                                 37,153,640          18,242,960
               PT Unilever Tbk                                                           16,022,000           7,688,916
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $39,400,179)                                                                                      64,508,832
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   PT Lippo Karawaci Tbk Free Warrants 11/30/07                                  45,877                 928
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- INDONESIA
     (Cost $39,400,179)                                                                                      64,509,760
                                                                                                       ----------------

     UNITED STATES -- (4.0%)
     COMMON STOCKS -- (4.0%)
           *   Banco Bilboa Vizcaya Argentaria Chile SA ADR                                  64,200           1,653,362
           *   Banco de Chile Series F ADR                                                   47,643           1,653,212
               Banco Santander Chile Sponsored ADR                                          295,998           9,235,138
               Cia Telecom de Chile ADR                                                     421,400           4,142,362
               Compania Cervecerias Uni ADR                                                 115,400           2,706,130
               Cristalerias de Chile SA ADR                                                  35,600           1,004,632
           *   Distribucion y Servicio D&S SA ADR                                           208,828           3,821,552
               Embotelladora Andina SA Andina ADR                                           109,600           1,282,320
               Embotelladora Andina SA Andina Series B ADR                                   89,100           1,175,229
               Empresa Nacional de Electricidad SA ADR                                      514,018          11,822,414
           *   Enersis SA ADR                                                               285,903           2,633,167
           *   Grupo Financiero Galicia SA ADR                                              211,011           1,846,346
               Lan Chile SA ADR                                                             125,900           4,620,530
           *   Madeco SA                                                                      4,450              40,361
               Masisa SA ADR                                                                 25,100             414,150
               Sociedad Quimica y Minera de Chile SA ADR                                     61,300           5,236,246
               Sociedad Quimica y Minera de Chile SA ADR Class A                                902              85,239
               Vina Concha y Toro SA Conchatoro ADR                                          27,100           2,039,275
                                                                                                       ----------------

     TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                      55,411,665
                                                                                                       ----------------

     THAILAND -- (3.6%)
     COMMON STOCKS -- (3.6%)
               Advance Info Service Public Co., Ltd. (Foreign)                            5,982,000          13,766,109
               Aromatics (Thailand) Public Co., Ltd. (Foreign)                            1,387,500           1,809,931
               Bangkok Expressway Public Co., Ltd. (Foreign)                              1,794,100           1,159,122

           *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                 5,174,500           1,617,429
               Banpu Public Co., Ltd. (Foreign)                                             132,000             490,574
               BEC World Public Co., Ltd. (Foreign)                                       3,915,000           1,194,831
               Charoen Pokphand Foods Public Co., Ltd. (Foreign)                         14,442,000           1,521,333
               Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                    4,100,710           1,544,201
               Krung Thai Bank Public Co., Ltd. (Foreign)                                17,302,970           3,917,975
               Land & Houses Public Co., Ltd. (Foreign)                                   2,130,310             403,726
               National Finance and Securities Public Co., Ltd. (Foreign)                   630,150             209,378
               National Petrochemical Public Co., Ltd. (Foreign)                            441,500           1,314,829
               Ratchaburi Electricity Generating Holding Public Co., Ltd.
                 (Foreign)                                                                2,200,000           2,111,740
               Shin Corporation Public Co., Ltd. (Foreign)                                6,122,000           5,575,043
               Siam Cement Public Co., Ltd. (Foreign)                                       270,000           1,621,462
               Siam City Cement Public Co., Ltd. (Foreign)                                  633,413           4,427,499
               Siam Commercial Bank Public Co., Ltd. (Foreign)                            2,549,166           2,995,882
           *   Telecomasia Corp. Public Co., Ltd. (Foreign)                               6,977,800           1,476,965
           *   Thai Military Bank Public Co., Ltd. (Foreign)                             12,415,080           1,240,591
               Thai Union Frozen Products Public Co., Ltd. (Foreign)                      3,178,520           2,190,464
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $40,370,479)                                                                                      50,589,084
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08             1,444,563                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- THAILAND
     (Cost $40,370,479)                                                                                      50,589,084
                                                                                                       ----------------

     HUNGARY -- (3.0%)
     COMMON STOCKS -- (3.0%)
               Budapesti Elektromos Muvek RT                                                    185              20,127
               Delmagyarorszagi Aramszolgaltato Demasz RT                                     2,275             151,804
               Egis RT                                                                       37,757           3,245,334
               Gedeon Richter, Ltd.                                                          46,937           6,116,871
           *   Magyar Olay-Es Gazipari RT                                                   168,429          12,524,216
               Matav RT                                                                   1,050,555           4,082,831
               Orszagos Takerekpenztar es Keresdelmi Bank RT                                386,220          11,975,686
           *   Tiszai Vegyi Kombinat RT                                                     117,534           3,306,425
                                                                                                       ----------------

     TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                      41,423,294
                                                                                                       ----------------

     PHILIPPINES -- (2.5%)
     COMMON STOCKS -- (2.5%)
               Aboitiz Equity Ventures, Inc.                                              7,803,400             705,138
               Ayala Corp. Series A                                                         850,070           5,842,676
               Ayala Land, Inc.                                                          27,511,576           3,867,503
               Bank of the Philippine Island                                              4,641,373           4,113,276
               Equitable PCI Bank, Inc.                                                   2,217,300           2,110,226
           *   Filipina Water Bottling Corp.                                              2,006,957                   0

               Metro Bank and Trust Co.                                                   4,584,435           2,471,000
               Petron Corp.                                                              28,593,000           1,725,646
               Philippine Long Distance Telephone Co.                                       347,030           9,389,585
               SM Prime Holdings, Inc.                                                   29,223,000           4,059,262
               Union Bank of the Philippines                                                419,500             218,894
                                                                                                       ----------------

     TOTAL -- PHILIPPINES
     (Cost $41,776,760)                                                                                      34,503,206
                                                                                                       ----------------

     POLAND -- (2.4%)
     COMMON STOCKS -- (2.4%)
           *   Agora SA                                                                      98,779           1,987,712
               Bank Polska Kasa Opieki -- Grupa Pekao SA                                    156,792           6,316,804
               Bank Przemyslowo Handlowy BPH                                                 31,526           4,776,577
               Bank Zackodni WBK SA                                                          93,312           2,543,552
               Big Bank Gdanski SA                                                        2,029,541           1,874,987
               Browary Zywiec SA                                                             15,860           2,359,684
           *   Budimex SA                                                                    36,763             537,420
           *   Cersanit-Krasnystaw SA                                                        19,143             611,528
               Debica SA                                                                     19,800             485,598
               Frantschach Swiecie SA                                                       103,599           1,447,415
           *   Kredyt Bank SA                                                               418,562           1,161,463
               Netia Holdings SA                                                            495,665             558,232
           *   Optimus Technologie                                                            6,873              14,259
               Orbis SA                                                                      77,409             522,323
               Polski Koncern Naftowy Orlen SA                                              267,237           3,623,950
           *   Prokom Software SA                                                            21,336             603,706
               Telekomunikacja Polska SA                                                    712,274           3,941,839
               Zaklady Metali Lekkich Kety SA                                                15,120             491,660
                                                                                                       ----------------

     TOTAL -- POLAND
     (Cost $20,586,160)                                                                                      33,858,709
                                                                                                       ----------------

     ARGENTINA -- (1.7%)
     COMMON STOCKS -- (1.7%)
               Acindar Industria Argentina de Aceros SA Series B                            899,000           1,879,116
           *   Alpargatas SA Industrial y Comercial                                           1,078               1,297
               Alto Palermo SA Series A                                                       5,000              11,045
               Banco del Sud Sociedad Anonima Series B                                       29,000              38,722
           *   Banco Frances del Rio de la Plata SA                                         489,961           1,088,745
           *   Capex SA Series A                                                             52,893             100,270
               Celulosa Argentina SA Series B                                                18,750              22,130
           *   Central Costanera SA Series B                                                114,100             127,900
           *   Central Puerto SA Series B                                                    16,000               9,073
           *   Garovaglio y Zorraquin SA                                                     28,000               4,800
           *   Gas Natural SA, Buenos Aires                                                 345,000             227,486
           *   Grupo Financiero Galicia SA Series B                                         150,000             123,633
           *   IRSA Inversiones y Representaciones SA                                       657,649             784,887
           *   Juan Minetti SA                                                              353,151             387,712
               Ledesma S.A.A.I.                                                             242,632             142,388

           *   Metrogas SA Series B                                                         543,115             241,730
           *   Molinos Rio de la Plata SA Series B                                          694,833           1,065,217
           *   Perez Companc SA                                                           2,329,901           2,703,864
           *   Renault Argentina SA                                                         399,465             108,652
               Siderar S.A.I.C. Series A                                                    721,484           5,280,613
               Solvay Indupa S.A.I.C.                                                       555,366             750,702
           *   Telecom Argentina Stet-France SA Series B                                    977,000           2,264,407
               Tenaris SA                                                                   653,898           4,311,662
           *   Transportadora de Gas del Sur SA Series B                                  1,028,000           1,220,114
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $24,666,515)                                                                                      22,896,165
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Argentine Peso                                                                                   261,567
                                                                                                       ----------------
     (Cost $256,447)
     TOTAL -- ARGENTINA
     (Cost $24,922,962)                                                                                      23,157,732
                                                                                                       ----------------

     INDIA -- (1.5%)
     COMMON STOCKS -- (1.5%)
           *   Arvind Mills, Ltd.                                                            18,986              61,552
           *   ASEA Brown Boveri, Ltd.                                                        5,549             164,808
           *   Ashok Leyland, Ltd.                                                          142,358              77,787
           *   Asian Paints (India), Ltd.                                                    15,554             136,426
               Aventis Pharma, Ltd.                                                           2,238              65,808
           *   Bajaj Auto, Ltd.                                                               6,338             177,601
           *   Bharat Earth Movers, Ltd.                                                      3,595              54,866
           *   Bharat Forge, Ltd.                                                             2,427              75,455
           *   Biocon, Ltd.                                                                   9,717              95,450
           *   Cadila Healthcare, Ltd.                                                        5,103              56,558
           *   Cipla, Ltd.                                                                   24,613             162,538
           *   Colgate-Palmolive (India), Ltd.                                               11,162              55,974
           *   Crompton Greaves, Ltd.                                                         5,089              54,699
           *   Dr. Reddy's Laboratories, Ltd.                                                23,214             382,927
           *   Glaxosmithkline Pharmaceuticals, Ltd.                                         11,432             198,369
           *   Great Eastern Shipping Co., Ltd.                                              36,320             129,595
           *   Gujarat Ambuja Cements, Ltd.                                                  14,366             148,832
           *   HCL Technologies, Ltd.                                                        34,977             291,632
               HDFC Banking, Ltd.                                                            92,565           1,138,848
           *   Hero Honda Motors, Ltd. Series B                                              41,808             527,741
           *   Hindustan Lever, Ltd.                                                        417,111           1,364,595
           *   I-Flex Solutions, Ltd.                                                        18,868             307,902
           *   Indian Hotels Co., Ltd.                                                        8,770             133,873
               Indian Petrochemicals Corp., Ltd.                                             41,340             154,124
           *   Indian Rayon & Industries, Ltd.                                                5,819              59,184
           *   Industrial Development Bank of India, Ltd.                                    85,476             182,428
           *   Infosys Technologies, Ltd.                                                    82,467           4,241,466
           *   ITC, Ltd.                                                                     37,604           1,372,143
           *   Jindal Steel & Power, Ltd.                                                     2,992              62,663
           *   Jindal Vijaynagar Steel, Ltd.                                                 19,819             142,674
           *   Jubilant Organsys, Ltd.                                                        2,601              55,561

           *   Larsen & Toubro, Ltd.                                                         10,664             255,190
           *   Mahindra & Mahindra, Ltd.                                                     26,845             313,600
           *   Maruti Udyog, Ltd.                                                            37,828             403,069
           *   Matrix Laboratories, Ltd.                                                     14,545              61,289
           *   Moser Baer (India), Ltd.                                                      11,441              55,994
           *   Motor Industries Co., Ltd.                                                     3,520             173,385
           *   Nicholas Piramal India, Ltd.                                                   9,850              55,655
           *   Nirma, Ltd.                                                                    7,714              69,369
           *   Patni Computer Systems, Ltd.                                                  19,208             152,770
           *   Ranbaxy Laboratories, Ltd.                                                    37,255             937,364
               Raymond, Ltd.                                                                  7,347              57,491
           *   Satyam Computer Services, Ltd.                                               101,831           1,058,054
           *   Sesa Goa, Ltd.                                                                 3,825              57,196
           *   Siemens India, Ltd.                                                            4,338             199,281
           *   Sterlite Industries (India), Ltd. Series A                                    16,881             232,702
           *   Sun Pharmaceuticals Industries, Ltd.                                          25,252             302,720
           *   Tata Chemicals, Ltd.                                                          17,655              71,926
           *   Tata Consultancy Services                                                     31,845             969,430
           *   Tata Iron & Steel Co., Ltd.                                                   72,467             600,725
           *   Tata Motors, Ltd.                                                             89,716             887,023
           *   Tata Tea, Ltd.                                                                11,253             147,517
           *   Tata Teleservices Maharashtra, Ltd.                                          229,010             135,191
               UTI Bank, Ltd.                                                                42,054             230,084
           *   Videsh Sanchar Nigam, Ltd.                                                    31,313             148,808
           *   Wipro, Ltd.                                                                   50,702             826,971
           *   Wockhardt, Ltd.                                                                7,465              62,175
           *   Zee Telefilms, Ltd. Series B                                                  69,127             219,560
                                                                                                       ----------------

     TOTAL -- INDIA
     (Cost $20,211,656)                                                                                      20,818,618
                                                                                                       ----------------

     CZECH REPUBLIC -- (0.6%)
     COMMON STOCKS -- (0.6%)
               Cesky Telecom A.S.                                                           146,147           2,736,273
               CEZ A.S.                                                                     222,890           3,779,222
               Komercni Banka A.S.                                                           15,737           1,941,621
               Phillip Morris CR A.S.                                                           478             332,388
           *   Zentiva NV                                                                     3,470             115,093
                                                                                                       ----------------

     TOTAL -- CZECH REPUBLIC
     (Cost $6,006,278)                                                                                        8,904,597
                                                                                                       ----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE +
                                                                                   ----------------    ----------------
                                                                                        (000)
     TEMPORARY CASH INVESTMENTS -- (0.4%)
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $5,486,000 FNMA Notes 2.95%,
               11/14/07, valued at $5,479,143) to be repurchased at
               $5,398,433                                                          $          5,398           5,398,000
                                                                                                       ----------------
     (Cost $5,398,000)

TOTAL INVESTMENTS -- (100.0%)
(Cost $981,452,218)                                                                                    $  1,387,657,554
                                                                                                       ----------------

----------
+              Securities have been fair valued. See Note B to Financial
               Statements.
*              Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE +
                                                                                   ----------------    ----------------
     TAIWAN -- (12.2%)
     COMMON STOCKS -- (12.1%)
               Ability Enterprise Co., Ltd.                                                  66,197    $         30,434
               Abit Computer Co., Ltd.                                                      131,260               6,361
           *   Accton Technology Corp.                                                      354,000             178,445
               Advantech Co., Ltd.                                                          179,902             423,697
               Altek Corp.                                                                   16,800              16,601
           *   Ambassador Hotel                                                             136,000             110,355
               Amtran Technology Co., Ltd.                                                  122,216              62,420
           *   Arima Computer Corp.                                                         582,000             140,584
               Asia Polymer Corp.                                                            44,280              20,621
           *   Askey Computer Co., Ltd.                                                     183,321             103,601
               Audix Co., Ltd.                                                               18,942              22,245
           *   Aurora Corp.                                                                  52,250              31,454
               Avermedia Technologies, Inc.                                                  30,844              30,288
               Avision, Inc.                                                                 25,030              12,732
               Bank of Kaohsiung Co., Ltd.                                                  276,966             185,034
               Basso Industry Corp., Ltd.                                                    72,600             175,779
           *   Behavior Tech Computer Corp.                                                 117,000              41,291
           *   Bes Engineering Corp.                                                        455,572              63,542
           *   Carnival Industrial Corp.                                                     95,000              20,055
               Catcher Co., Ltd.                                                            149,692             779,691
               Cathay Real Estate Development Co., Ltd.                                     439,753             184,204
           *   Central Insurance Co., Ltd.                                                   63,600              19,752
               Central Reinsurance Co., Ltd.                                                 69,133              27,811
               Cheng Loong Corp.                                                            745,330             232,047
               Cheng Uei Precision Industry Co., Ltd.                                       193,320             534,738
           *   Chia Hsin Cement Corp.                                                       327,000             119,368
           *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                   153,330              13,406
               Chicony Electronics Co., Ltd.                                                227,639             226,432
           *   Chien Shing Stainless Steel Co., Ltd.                                         56,000               9,141
           *   China General Plastics Corp.                                                  76,000              21,713
           *   China Life Insurance Co., Ltd.                                               362,418             154,188
           *   China Man-Made Fiber Co., Ltd.                                             1,081,280             463,579
               China Metal Products Co., Ltd.                                                23,705              19,589
           *   China Petrochemical Development Corp.                                      1,078,000             256,732
           *   China Rebar Co., Ltd.                                                        126,800              10,668
               China Steel Chemical Corp.                                                    86,552             131,274
           *   China Synthetic Rubber Corp.                                                  59,987              19,917
           *   China United Trust & Investment Corp.                                        138,100              16,979
               Chin-Poon Industrial Co., Ltd.                                                36,809              20,250
           *   Chou Chin Industrial Co., Ltd.                                                42,180                   0
               Chroma Ate, Inc.                                                              57,954              50,619
           *   Chun Yu Works & Co., Ltd.                                                     69,000              16,855
               Chun Yuan Steel Industrial Co., Ltd.                                         193,000             111,278

               Chung Hsin Electric & Machinery Co., Ltd.                                    120,000              51,721
               Chung Hwa Pulp Corp.                                                         226,594              76,398
               Clevo Co.                                                                     84,381              28,957
           *   Compal Commun                                                                282,250             768,600
           *   Compeq Manufacturing Co., Ltd.                                               665,000             220,505
               Continental Engineering Corp.                                                488,979             217,263
           *   Cosmos Bank Taiwan                                                           768,000             364,625
               CTCI Corp.                                                                   227,663             120,311
               Der Pao Construction Co., Ltd.                                                78,000              17,540
               D-Link Corp.                                                                 628,271             758,095
               Edom Technology Co., Ltd.                                                     14,160              11,676
               Elan Microelectronincs Corp.                                                  82,784              40,212
               Elite Semiconductor Memory Technology, Inc.                                  111,600             199,367
               Elitegroup Computer Systems Co., Ltd.                                        484,250             308,316
           *   Enlight Corp.                                                                 53,000              16,838
           *   EnTie Commercial Bank                                                      1,345,246             463,816
               Epistar Corp.                                                                 38,030              57,433
           *   ET Internet Technology Corp.                                                 475,114             188,882
               Eternal Chemical Co., Ltd.                                                   284,700             190,740
           *   Everest Textile Co., Ltd.                                                    115,360              25,661
               Evergreen International Storage & Transport Corp.                            775,000             295,154
               Everlight Chemical Industrial Corp.                                           65,000              19,785
               Everlight Electronics Co., Ltd.                                              140,004             177,694
           *   Everspring Industry Co., Ltd.                                                 51,000              11,492
               Far East Department Stores, Ltd.                                             628,000             344,038
           *   Far Eastern International Bank                                               492,000             267,886
               Federal Corp.                                                                 77,229              41,309
               Feng Hsin Iron & Steel Co., Ltd.                                             439,180             423,630
               Feng Tay Enterprise Co., Ltd.                                                284,468             315,703
           *   FIC Global, Inc.                                                             142,875              17,323
               First Copper Technology Co., Ltd.                                             62,000              15,923
               Formosa International Hotels Corp.                                            49,500              82,614
               Formosa Taffeta Co., Ltd.                                                  1,239,000             604,651
           *   Formosan Rubber Group, Inc.                                                   68,000              27,307
               Giant Manufacture Co., Ltd.                                                  188,170             305,190
           *   Giga Storage Corp.                                                            43,859              13,578
               Giga-Byte Technology Co., Ltd.                                               696,000             762,667
               Globe Union Industrial Corp.                                                  77,855              95,247
           *   Gold Circuit Electronics, Ltd.                                                77,446              34,775
           *   Goldsun Development & Construction Co., Ltd.                                 449,000             105,281
           *   Grand Pacific Petrochemical Corp.                                            115,000              33,441
               Great China Metal Industry Co., Ltd.                                          63,000              30,959
               Great Taipei Gas Co., Ltd.                                                    97,000              39,684
               Great Wall Enterprise Co., Ltd.                                               64,890              18,796
               Greatek Co., Ltd.                                                            149,701             146,931
               Hey Song Corp.                                                                96,000              29,359
               Ho Tung Holding Corp.                                                        153,486              35,395
           *   Hocheng Corp.                                                                 71,000              17,348
               Hotai Motor Co., Ltd.                                                        179,000             404,273
               Hsin Kuang Steel Co., Ltd.                                                    25,854              25,133
           *   Hsinchu International Bank                                                   579,700             339,765
               Hsing Ta Cement Co., Ltd.                                                    103,000              29,879
               Hua Eng Wire & Cable Co., Ltd.                                               113,565              21,834
               Hung Poo Construction Corp.                                                   76,000              54,211

           *   Hung Sheng Construction Co., Ltd.                                            263,000             133,844
               Ichia Technologies, Inc.                                                     137,905             135,911
               Infortrend Technology, Inc.                                                  100,900             212,318
           *   K Laser Technology, Inc.                                                      20,343              11,380
           *   Kao Hsing Chang Iron & Steel Corp.                                           101,000              26,997
               Kaulin Manufacturing Co., Ltd.                                                18,400              18,106
               Kendra Rubber Industrial Co., Ltd.                                           184,872             125,171
               King Yuan Electronics Co., Ltd.                                              583,386             529,483
           *   Kingdom Construction Co., Ltd.                                               107,000              25,329
           *   King's Town Construction Co., Ltd.                                            65,000             102,381
               Kinpo Electronics, Inc.                                                    1,005,560             434,636
               Knowledge-Yield-Excellence Systems Corp.                                      25,966              19,119
               Largan Precision Co., Ltd.                                                    85,000             584,481
           *   Lead Data Co., Ltd.                                                           86,920              15,044
           *   Lealea Enterprise Co., Ltd.                                                  110,000              14,453
               Lee Chang Yung Chemical Industry Corp.                                       180,075              92,162
           *   Lelon Co., Ltd.                                                               29,170              11,310
           *   Leofoo Development Co., Ltd.                                                  35,000              20,994
               Li Shin International Enterprise Corp.                                        26,544              14,035
               Lien Hwa Industrial Corp.                                                    273,000              92,212
               Lingsen Precision Industries, Ltd.                                            45,000              17,417
               Long Bon Development Co., Ltd.                                                98,000              26,991
               Long Chen Paper Co., Ltd.                                                     89,000              22,468
               Lucky Cement Corp.                                                            97,000              22,022
           *   Macronix International Co., Ltd.                                           4,841,000             757,840
               Meiloon Co., Ltd.                                                             52,533              36,518
               Mercuries & Associates, Ltd.                                                 112,455              28,479
               Mercuries Data Co., Ltd.                                                      52,504              15,241
               Merry Electronics Co., Ltd.                                                   50,924             120,133
           *   Microelectronics Technology, Inc.                                             77,000              30,756
               Micro-Star International Co., Ltd.                                           463,700             360,165
               Mitac International Corp.                                                    845,000             899,553
               Mustek Systems, Inc.                                                          39,600              10,789
           *   Nankang Rubber Tire Co., Ltd.                                                123,000             113,968
               National Petroleum Co., Ltd.                                                 104,824              85,360
               Nien Hsing Textile Co., Ltd.                                                 493,000             411,795
               Nien Made Enterprise Co., Ltd.                                               218,642             350,332
               Optimax Technology Corp.                                                     124,336             302,895
           *   Opto Tech Corp.                                                               61,000              13,966
           *   Orient Semiconductor Electronics, Ltd.                                       226,487              19,569
               Oriental Union Chemical Corp.                                                545,821             496,117
           *   Pacific Electric Wire & Cable Corp.                                          726,000              12,036
               Pan Jit International, Inc.                                                   37,000              18,416
               Pan Overseas Electronics Co., Ltd.                                            68,407              16,764
           *   Pan-International Industrial Corp.                                           226,250             320,669
               Phihong Technology Co., Ltd.                                                  41,635              12,480
               Phoenix Precision Technology Corp.                                           334,583             331,958
               Phoenixtec Power Co., Ltd.                                                   292,725             291,894
           *   Picvue Electronics, Ltd.                                                     181,900              20,709
               Pihsiang Machinery Mfg. Co., Ltd.                                            109,440             233,134
               Premier Image Technology Corp.                                               434,550             482,596
               Primax Electronics, Ltd.                                                      61,186              14,636
           *   Prince Housing & Development Corp.                                           223,000              56,594
           *   Procomp Informatics, Ltd.                                                     21,675                   0

               Prodisc Technology, Inc.                                                     377,199             127,432
           *   Q-Run Technology Co., Ltd.                                                   212,400             800,401
           *   Radium Life Tech Corp.                                                        33,000              16,938
               Realtek Semiconductor Corp.                                                  811,000             821,163
               Ritek Corp.                                                                2,446,000             857,695
           *   Ruentex Development Co., Ltd.                                                140,000              28,675
           *   Ruentex Industries, Ltd.                                                     426,000             173,494
               Sampo Corp.                                                                  459,900              79,823
           *   San Fang Chemical Industry Co., Ltd.                                          44,770              25,782
               Sanyang Industrial Co., Ltd.                                                 430,000             187,852
               Sanyo Electric Co., Ltd.                                                      56,000              30,007
               Senao International Co., Ltd.                                                 34,133              13,795
               Sheng Yu Steel Co., Ltd.                                                     212,980             222,799
               Shihlin Electric & Engineering Corp.                                         301,000             215,440
           *   Shihlin Paper Corp.                                                           56,000              39,407
           *   Shinkong Synthetic Fibers Co., Ltd.                                          765,000             159,879
               Shuttle, Inc.                                                                 35,250              18,101
           *   Silicon Integrated Systems Corp.                                             942,608             511,444
               Sincere Navigation Corp.                                                     244,391             265,092
           *   Sinkong Spinning Co., Ltd.                                                    60,000              21,264
           *   Sintek Photronics Corp.                                                      337,450             146,765
               Sinyi Realty, Inc.                                                            26,000              56,295
           *   Solomon Technology Corp.                                                      90,000              17,440
           *   Southeast Cement Co., Ltd.                                                    98,700              19,490
               Springsoft, Inc.                                                              85,825             171,565
               Stark Technology, Inc.                                                        45,100              21,846
               Sunonwealth Electric Machine Industry Co., Ltd.                               44,719              18,903
               Sunrex Technology Corp.                                                       91,849              96,064
               Systex Corp., Ltd.                                                           558,348             183,239
               Ta Chen Stainless Pipe Co., Ltd.                                              25,000              12,235
           *   Ta Chong Bank                                                                888,212             266,184
               Ta Ya Electric Wire & Cable Co., Ltd.                                         92,220              28,260
           *   Taichung Commercial Bank                                                   1,137,000             323,296
           *   Tainan Business Bank                                                         424,000             157,309
               Tainan Enterprises Co., Ltd.                                                  28,000              35,963
               Tainan Spinning Co., Ltd.                                                  1,073,000             246,268
               Taiwan Acceptance Corp.                                                       38,480              38,544
               Taiwan Fire & Marine Insurance Co., Ltd.                                      72,695              35,249
               Taiwan Fu Hsing Industrial Co., Ltd.                                          30,000              35,136
               Taiwan Green Point Enterprises Co., Ltd.                                     130,899             491,623
               Taiwan Hon Chuan Enterprise Co., Ltd.                                         20,007              17,812
               Taiwan Kai Yih Industrial Co., Ltd.                                           28,088              22,270
           *   Taiwan Kolin Co., Ltd.                                                        90,000              24,008
               Taiwan Life Insurance Co., Ltd                                               332,785             567,571
               Taiwan Mask Corp.                                                             49,720              22,517
               Taiwan Navigation Co., Ltd.                                                  158,176             117,408
               Taiwan Polypropylene Co., Ltd.                                               120,586              95,055
               Taiwan Secom                                                                 349,912             523,031
               Taiwan Sogo Shinkong Security Co., Ltd.                                       46,053              27,570
               Taiwan Styrene Monomer Corp.                                                 278,000             146,796
           *   Taiwan Tea Corp.                                                             220,917              33,796
               Teco Electric & Machinery Co., Ltd.                                        1,552,000             449,688
               Tecom, Ltd.                                                                   41,114              19,790
               Test-Rite International Co., Ltd.                                             83,405              52,859

           *   The Chinese Bank                                                             464,000              73,354
           *   The Farmers Bank of China                                                  1,413,887             447,299
               The First Insurance Co., Ltd.                                                 56,000              28,767
               Ton Yi Industrial Corp.                                                      790,280             196,122
               Tong Yang Industry Co., Ltd.                                                 339,558             486,033
               Transcend Information, Inc.                                                  197,649             505,848
               Tsann Kuen Enterprise Co., Ltd.                                               62,930              73,269
               TSRC Corp.                                                                   251,000             124,886
               Tung Ho Steel Enterprise Corp.                                               595,167             378,622
           *   Twinhead International Corp.                                                  60,504               9,704
               TYC Brother Industrial Co., Ltd.                                              49,140              35,826
           *   Tycoons Group Enterprise Co., Ltd.                                            72,000              16,646
               U-Ming Marine Transport Corp.                                                200,100             311,882
           *   Union Bank of Taiwan                                                       1,338,488             410,151
           *   Union Insurance Co., Ltd.                                                     99,203              22,822
           *   Unitech Printed Circuit Board Corp.                                           62,000              20,076
               United Epitaxy Co., Ltd.                                                      52,550              28,680
               United Integration Service Co., Ltd.                                          48,481              51,822
           *   Universal Cement Corp.                                                        70,560              24,967
               Universal Scientific Industrial Co., Ltd.                                    353,550             134,089
               UPC Technology Corp.                                                         314,680             110,449
               USI Corp.                                                                    379,000             124,654
           *   Via Technologies, Inc.                                                     1,049,392             678,915
               Walsin Technology Corp., Ltd.                                                100,788              54,339
               Waterland Financial Holdings                                                 682,000             286,293
           *   Wei Chuan Food Corp.                                                          70,000              21,279
               Weltrend Semiconductor, Inc.                                                  34,529              12,950
               Wintek Corp.                                                                 493,199             661,692
               Wistron Corp.                                                                595,938             418,998
               World Peace Industrial Co., Ltd.                                             102,287              58,648
               Wus Printed Circuit Co., Ltd.                                                138,064              49,001
               Ya Hsin Industrial Co., Ltd.                                                 575,316             540,523
           *   Yageo Corp.                                                                2,485,000             938,817
               Yeung Cyang Industrial Co., Ltd.                                              29,016              20,973
               Yieh Phui Enterprise Co., Ltd.                                             1,218,457             622,394
               Yosun Industrial Corp.                                                        21,227              14,453
               Yuen Foong Yu Paper Manufacturing Co., Ltd.                                1,661,972             628,338
               Yung Chi Paint & Varnish Manufacturing Co., Ltd.                              28,672              37,519
               Yung Shin Pharmaceutical Industrial Co., Ltd.                                 86,000              85,779
               Yung Tay Engineering Co., Ltd.                                               127,000              66,294
               Zig Sheng Industrial Co., Ltd.                                                73,840              20,319
               Zinwell Corp.                                                                 26,106              27,371
               Zyxel Communication Corp.                                                    201,692             509,328
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $39,300,564)                                                                                      41,513,126
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.1%)
          *    Taiwan Dollar                                                                                    309,643
                                                                                                       ----------------
     (Cost $309,563)
     TOTAL -- TAIWAN
     (Cost $39,610,127)                                                                                      41,822,769
                                                                                                       ----------------

     SOUTH KOREA -- (12.1%)
     COMMON STOCKS -- (12.1%)
           *   Anam Semiconductor, Inc.                                                     132,743             279,086
               Asia Cement Manufacturing Co., Ltd.                                            1,243              41,904
               Bing Grae Co., Ltd.                                                            4,980             197,917
               Bu Kwang Pharmaceutical Co., Ltd.                                             10,550             152,664
               Byuck San Engineering and Construction Co., Ltd.                               8,750              42,759
           *   Capro Corp.                                                                   11,440              56,618
               Cheil Communications, Inc.                                                     3,257             552,131
               Cheil Industrial, Inc.                                                        33,120             544,889
               Chong Kun Dang Pharmaceutical Corp.                                            2,950              36,591
               Choongwae Pharmaceutical Corp.                                                 1,877              45,676
               Chungho Comnet Co., Ltd.                                                         720               8,513
           *   Comtec Systems Co., Ltd.                                                       2,000               2,464
           *   Dacom Corp.                                                                    9,430              90,572
           *   Dae Ho Corp.                                                                     543                  70
               Dae Sang Corp.                                                                17,680              82,817
               Dae Won Kang Up Co., Ltd.                                                      1,740              31,910
               Daeduck Electronics Co., Ltd.                                                 22,437             177,591
               Daeduck Industries Co., Ltd.                                                   7,526              70,877
               Daegu Bank Co., Ltd.                                                          85,030             663,905
               Daehan City Gas Co., Ltd.                                                      2,621              60,040
               Daehan Flour Mills Co., Ltd.                                                     470              38,912
               Daesung Industrial Co., Ltd.                                                   1,690              51,176
               Daewoo International Corp.                                                    73,740           1,083,557
               Daewoo Motor Sales Corp.                                                      13,190             150,242
               Daewoo Precision Industries Co., Ltd.                                          2,800              43,868
           *   Daewoo Securities Co., Ltd.                                                  179,550           1,188,861
               Daewoong Co., Ltd.                                                             4,686              43,904
               Daewoong Pharmaceutical Co., Ltd.                                              3,630              83,820
               Daishin Securities Co., Ltd.                                                  32,790             417,818
           *   Daou Technology, Inc.                                                          7,000              11,090
               DC Chemical Co., Ltd.                                                         11,486             234,188
           *   Dong Ah Tire Industrial Co., Ltd.                                              7,555              37,486
               Dong Bu Insurance Co., Ltd.                                                   52,320             442,763
               Dong-A Pharmaceutical Co., Ltd.                                                3,293             122,486
               Dongbu Corp.                                                                   9,050             104,776
               Dongbu Hannong Chemical Co., Ltd.                                              2,920              50,031
               Dongbu Steel Co., Ltd.                                                        11,230             114,937
               Dongkuk Steel Mill Co., Ltd.                                                  53,347             872,200
           *   Dongsu Industrial Co., Ltd.                                                    2,870              34,087
               Dongwon F&B Co., Ltd.                                                            900              47,972
               Dongwon Financial Holding Co., Ltd.                                           36,158             606,340
               Dongyang Mechatronics Corp.                                                    7,020              24,414
           *   Doosan Corp.                                                                  10,640             112,304
               Doosan Heavy Industries & Construction Co., Ltd.                              60,280             829,732
           *   Doosan Industrial Development Co., Ltd.                                       61,780             305,149
           *   Eastel Systems Corp.                                                          32,127              45,876
           *   Firstech Co., Ltd.                                                            29,210              45,275
           *   FNC Kolon Corp.                                                                2,264              16,184
               Fursys, Inc.                                                                   2,880              45,573
               Global Enterprise Co., Ltd.                                                    9,345              45,931
               Green Cross Corp.                                                              1,825              56,468

               Hae In Co., Ltd.                                                               5,964              11,572
               Halla Climate Control Corp.                                                   84,000             719,966
               Halla Engineering & Construction Corp.                                         2,360              38,031
               Han Kuk Carbon Co., Ltd.                                                       7,903              21,655
               Han Wha Corp.                                                                 58,570             947,580
               Hana Securities Co., Ltd.                                                      5,930              60,616
               Handok Pharmaceuticals Co., Ltd.                                               3,860              42,084
               Handsome Corp.                                                                13,420             144,168
               Hanil Cement Manufacturing Co., Ltd.                                           4,168             230,581
               Hanjin Heavy Industry Co., Ltd.                                               48,990             578,665
               Hanjin Transportation Co., Ltd.                                                3,471              42,857
           *   Hankook Synthetics, Inc.                                                         550               2,819
               Hankuk Electric Glass Co., Ltd.                                                5,240             229,482
               Hankuk Glass Industries, Inc.                                                  7,800             447,137
               Hankuk Paper Manufacturing Co., Ltd.                                           1,450              51,596
               Hanmi Pharmaceutical Industrial Co, Ltd.                                       3,777             216,864
           *   Hansol Electronics Inc.                                                          797               6,579
               Hansol Paper Co., Ltd.                                                        29,350             285,076
               Hanssem Co., Ltd.                                                              6,820              42,287
           *   Hansung Enterprise Co., Ltd.                                                     620               2,895
               Hanwha Chemical Corp.                                                         93,200             998,651
               Hanwha Securities Co., Ltd.                                                   13,070              61,872
               Hotel Shilla, Ltd.                                                            15,138             103,270
               Huchems Fine Chemical Corp.                                                    5,616              28,956
           *   Hung Chang Co., Ltd.                                                               6                  38
               Hyosung T & C Co., Ltd.                                                       16,258             179,041
               Hyundai Auton Co., Ltd.                                                      106,390             370,253
               Hyundai Cement Co., Ltd.                                                       2,570              71,117
           *   Hyundai Corp.                                                                  6,515              41,872
               Hyundai Department Store Co., Ltd.                                            17,410             822,183
               Hyundai Department Store H & S Co., Ltd.                                       1,290              38,452
               Hyundai Development Co.                                                       39,110             823,759
               Hyundai Elevator Co., Ltd.                                                     3,394             145,239
               Hyundai Hysco                                                                 59,570             710,931
               Hyundai Marine & Fire Insurance Co., Ltd.                                     50,050             274,418
           *   Hyundai Merchant Marine Co., Ltd.                                             65,410           1,036,331
               Hyundai Mipo Dockyard Co., Ltd.                                               15,098             949,708
           *   Hyundai Securities Co., Ltd.                                                  94,129             633,917
               Iljin Diamond Co., Ltd.                                                        1,272              12,322
           *   Iljin Display Co., Ltd.                                                          728               7,957
               Iljin Electric, Ltd.                                                           9,150              21,866
               Ilshin Spinning Co., Ltd.                                                        380              15,501
           *   Inchon Oil Refinery Co., Ltd.                                                    373                  20
               ISU Chemical Co., Ltd.                                                         1,530              16,141
               Isupetasys Co., Ltd.                                                           7,160              12,241
               Jahwa Electronics Co., Ltd.                                                    6,230              51,201
               Jeonbuk Bank, Ltd.                                                             8,847              41,561
           *   Jindo Corp.                                                                      500               2,791
               K.C. Tech Co., Ltd.                                                            6,000              28,264
           *   Keang Nam Enterprises Co., Ltd.                                                3,380              29,580
               KEC Corp.                                                                     30,350              46,730
           *   Kolon Industries, Inc.                                                         5,090              36,980
           *   Kolon International Corp.                                                        321               1,373
               Korea Circuit Co.                                                              7,800              40,018

           *   Korea Data Systems Co., Ltd.                                                  35,000               3,805
               Korea Development Co., Ltd.                                                    4,980             101,143
           *   Korea Development Leasing Corp.                                                1,040              29,545
               Korea Electric Terminal Co., Ltd.                                              3,530              45,598
               Korea Fine Chemical Co., Ltd.                                                  1,388              13,296
               Korea Iron & Steel Co., Ltd.                                                   5,230             114,013
               Korea Iron & Steel Works Co., Ltd.                                             3,328              52,123
               Korea Komho Petrochemical Co., Ltd.                                           16,940             300,317
               Korea Line Corp.                                                               5,130             151,635
               Korea Petrochemical Industry Co., Ltd.                                         2,410              54,667
               Korea Polyol Co., Ltd.                                                         1,570              50,753
               Korea Reinsurance Co., Ltd.                                                   66,430             364,619
               Korea Zinc Co., Ltd.                                                          12,300             369,571
               Korean Air Co., Ltd.                                                          13,610             241,664
           *   KP Chemical Corp.                                                             64,291             295,351
           *   KTB Network, Ltd.                                                             17,000              51,160
               Kukdong City Gas Co., Ltd.                                                     1,740              38,503
               Kumho Electronics Co., Ltd.                                                    2,026              99,867
               Kumho Industrial Co., Ltd.                                                    23,950             299,217
               Kwang Dong Pharmaceutical Co., Ltd.                                           12,880              35,877
               Kyeryong Construction Industrial Co., Ltd.                                     3,400              71,034
               Kyobo Securities Co., Ltd.                                                    10,440              38,442
               LG Ad Inc., Ltd.                                                               4,120              75,587
               LG Cable, Ltd.                                                                25,270             603,562
               LG Caltex Gas Co., Ltd.                                                        1,980              60,891
               LG Engineering & Construction Corp.                                           28,150             875,437
               LG Household & Healthcare Co., Ltd.                                            8,720             320,541
               LG Industrial Systems, Ltd.                                                   19,410             377,823
               LG Insurance Co., Ltd.                                                        27,140             175,302
               LG International Corp.                                                        44,138             507,960
               LG Investment & Securities Co., Ltd.                                          95,130             886,018
           *   LG Life Sciences, Ltd.                                                        10,315             365,614
               LG Petrochemical Co., Ltd.                                                    26,470             643,479
               Lotte Chilsung Beverage Co., Ltd.                                              1,032             963,960
               Lotte Confectionary Co., Ltd.                                                  1,240             885,112
               Lotte Sam Kang Co., Ltd.                                                         230              32,381
           *   Meritz Securities Co., Ltd.                                                    2,940               9,142
           *   Midopa Co., Ltd.                                                              41,650             252,020
               Namhae Chemical Corp.                                                         13,104              29,123
               Namyang Dairy Products Co., Ltd.                                                 340             143,983
               Nong Shim Holdings Co., Ltd.                                                     780              60,350
               Oriental Fire & Marine Insurance Co., Ltd.                                     2,750              53,940
               ORION Corp.                                                                    4,310             619,632
               Ottogi Corp.                                                                     990              77,530
               Pacific Industries, Inc.                                                       2,100              29,837
           *   Pantech Co., Ltd.                                                              8,690              42,191
               Pohang Coated Steel Co., Ltd.                                                  1,760              48,900
               Poong San Corp.                                                               16,810             211,212
               Pulmuone Co., Ltd.                                                             2,030              70,387
               Pusan Bank                                                                    97,000             824,810
               Pusan City Gas Co., Ltd.                                                       3,000              54,454
               Pyung Hwa Industrial Co., Ltd.                                                 6,170              29,600
               S1 Corp.                                                                      15,730             642,981
           *   Saehan Industries, Inc.                                                        7,440              17,420

               Samchully Co., Ltd.                                                            2,000             158,140
               Samlip Industrial Co., Ltd.                                                    4,560              27,267
               Samsung Engineering Co., Ltd.                                                 21,090             214,558
               Samsung Fine Chemicals Co., Ltd.                                              14,950             289,464
               Samsung Techwin Co., Ltd.                                                     51,810             473,311
               Samwhan Corp.                                                                  2,900              35,508
               Samyang Corp.                                                                  4,730             171,068
           *   Samyang Foods Co., Ltd.                                                        1,530              29,461
               Samyang Genex Co., Ltd.                                                          220               9,671
               Samyoung Corp.                                                                 2,170              33,962
               Samyoung Electronics Co., Ltd.                                                 5,800              38,354
               Seah Holdings Corp.                                                              880              35,552
               Seah Steel Corp.                                                               1,170              33,819
               Sejong Securities Co., Ltd.                                                    3,659              16,597
               Seondo Electric Co., Ltd.                                                      4,400               7,174
               Seoul City Gas Co., Ltd.                                                       2,750              85,619
               Seoul Securities Co., Ltd.                                                    19,500              65,993
               Shin Young Securities Co., Ltd.                                                2,620              44,174
           *   Shindongbang Corp.                                                             1,696              12,703
           *   Shin-Ho Paper Manufacturing Co., Ltd.                                          5,830              29,091
               Shinmoorim Paper Manufacturing Co., Ltd.                                       2,858              28,658
               Shinsung Engineering Co., Ltd.                                                11,880              37,698
               Sindo Ricoh Co., Ltd.                                                          7,510             422,348
               SK Chemicals Co., Ltd.                                                         5,140              59,498
               SK Gas Co., Ltd.                                                               3,580             102,899
           *   SKC Co., Ltd.                                                                 14,290             121,935
           *   Ssang Bang Wool Co., Ltd.                                                      6,950              20,606
           *   Ssangyong Cement Industry Co., Ltd.                                          180,970             229,322
           *   Ssangyong Motor Co.                                                           88,310             608,725
               STX Corp.                                                                      8,858             165,250
               STX Engine Co., Ltd.                                                           4,692              49,449
               Suheung Capsule Co., Ltd.                                                      1,900              13,602
               Sung Shin Cement Co., Ltd.                                                    10,040             197,620
           *   Sunkyong Securities Co., Ltd.                                                149,540             172,773
               Tae Kwang Industrial Co., Ltd.                                                   670             405,476
               Tae Young Corp.                                                                3,274             111,449
               Taegu Department Store Co., Ltd.                                               3,130              26,405
               Tai Han Electric Wire Co., Ltd.                                               19,511             214,562
           *   Tong Yang Investment Bank                                                     49,860             195,498
               Tongil Heavy Industries Co., Ltd.                                             46,780              47,565
           *   Trigem Computer, Inc.                                                         21,159              24,467
               Union Steel Manufacturing Co., Ltd.                                            5,292             171,228
               Woongjin Coway Co., Ltd.                                                       9,270             138,313
               Woongjin.Com Co., Ltd.                                                         6,810              35,998
               Youlchon Chemical Co., Ltd.                                                    8,890             110,450
           *   Young Poong Mining & Construction Corp.                                        1,580                  86
               Youngone Corp.                                                                18,210              61,859
               Youngpoong Corp.                                                                 540              54,224
               Yuhan Corp.                                                                    5,295             488,390
                                                                                                       ----------------

     TOTAL -- SOUTH KOREA
     (Cost $27,932,788)                                                                                      41,164,696
                                                                                                       ----------------

     SOUTH AFRICA -- (11.7%)
     COMMON STOCKS -- (11.7%)
               ADCorp Holdings, Ltd.                                                         43,285             111,457
               Advtech, Ltd.                                                                120,000              24,305
               Aeci, Ltd.                                                                   113,735             713,807
               Afgri, Ltd.                                                                  394,599             297,065
               African Life Assurance Co., Ltd.                                             165,518             544,083
               African Oxygen, Ltd.                                                         229,102             859,042
           *   Afrikander Lease, Ltd.                                                       309,187             182,824
               AG Industries, Ltd.                                                          107,512              49,740
               Alexander Forbes, Ltd.                                                       575,600             957,199
               Allied Electronics Corp., Ltd.                                                99,058             254,482
               Allied Technologies, Ltd.                                                    123,419             743,243
               Amalgamated Appliance Holdings, Ltd.                                         191,501             136,424
           *   Anglovaal Mining, Ltd.                                                       345,181           1,705,975
               Argent Industrial, Ltd.                                                       62,038              93,505
               Aspen Pharmacare Holdings PLC                                                338,902           1,241,432
               Astral Foods, Ltd.                                                            50,147             464,078
               Aveng, Ltd.                                                                  367,622             623,792
               AVI, Ltd.                                                                    293,586             536,673
               Bearing Man, Ltd.                                                             69,024              74,380
           *   Bell Equipment, Ltd.                                                          73,476              93,212
               Brandcorp Holdings, Ltd.                                                      43,383              51,436
           *   Business Connexion Group, Ltd.                                               229,687             162,036
               Bytes Technology Group, Ltd.                                                 157,376             177,502
               Capitec Bank Holdings, Ltd.                                                   56,781             129,512
               Cashbuild, Ltd.                                                               23,796             131,222
               Caxton & CTP Publishers & Printers, Ltd.                                     538,807             861,091
               Ceramic Industries, Ltd.                                                      19,849             278,629
               City Lodge Hotels, Ltd.                                                       41,634             236,204
               Connection Group Holdings, Ltd.                                               26,487              37,413
               Corpcapital, Ltd.                                                            241,136               9,559
           *   Cullinan Holdings, Ltd.                                                       10,000                 781
           *   Datacentrix Holdings, Ltd.                                                   162,198              68,712
           *   Datatec, Ltd.                                                                129,943             223,316
               Delta Electrical Industries, Ltd.                                             45,094             261,847
           *   Dimension Data Holdings PLC                                                1,623,030             941,968
               Distell Group, Ltd.                                                          230,733             813,776
               Distribution & Warehousing Network, Ltd.                                     160,606             134,193
               Dorbyl, Ltd.                                                                  26,530             157,584
           *   Durban Roodeport Deep, Ltd.                                                  223,484             253,203
               Ellerine Holdings, Ltd.                                                      138,298           1,015,750
               Enviroserv Holdings, Ltd.                                                     64,500              33,949
               Famous Brands, Ltd.                                                           42,836              41,513
               Foschini, Ltd.                                                               168,564             907,257
           *   Frontrange, Ltd.                                                             116,544              84,118
               Gold Reef Casino Resorts, Ltd.                                               235,403             470,627
               Grindrod, Ltd.                                                               110,283             778,168
               Group Five, Ltd.                                                              58,867             117,557
               Highveld Steel & Vanadilum Corp., Ltd.                                       170,284           1,868,877
               Hudaco Industries, Ltd.                                                       32,410             178,506
               Iliad Africa, Ltd.                                                           150,725             220,522
               Illovo Sugar, Ltd.                                                           311,402             379,701

               Investec, Ltd.                                                                61,734           1,773,851
           *   JCI, Ltd.                                                                  1,622,051              68,817
               Johnic Communications, Ltd.                                                  159,965             892,386
               M Cubed Holdings, Ltd.                                                       385,000              24,874
               Medi-Clinic Corp., Ltd.                                                      421,569             981,195
               Metair Investment, Ltd.                                                        6,133             207,266
           *   Metorex, Ltd.                                                                233,200             125,547
               Metropolitan Holdings, Ltd.                                                  627,031             877,848
               Mr. Price Group, Ltd.                                                        293,245             520,585
               Murray & Roberts Holdings, Ltd.                                              315,729             635,099
               Mustek, Ltd.                                                                  20,612              31,275
               Mvelaphanda Group, Ltd.                                                      211,861             199,224
               New Clicks Holdings, Ltd.                                                    395,048             435,570
               Northam Platinum, Ltd.                                                       246,757             389,913
               Nu-World Holdings, Ltd.                                                       11,932              49,889
               Oceana Group, Ltd.                                                           110,362             214,006
               Omnia Holdings, Ltd.                                                          44,132             256,101
           *   Palabora Mining Co., Ltd.                                                     20,554             113,925
               Peregrine Holdings, Ltd.                                                     218,856             131,784
               Primedia, Ltd. N Shares                                                      242,078             405,095
               PSG Group, Ltd.                                                              110,387             129,893
               Rainbow Chicken, Ltd.                                                        301,146             315,504
           *   Randgold & Exploration Co., Ltd.                                              60,670              94,985
               Redefine Income Fund, Ltd.                                                    34,692              19,117
               Reunert                                                                      196,516           1,058,043
           *   SA Chrome and Alloys                                                         798,852              72,661
           *   Sage Group, Ltd.                                                             201,897              45,134
               Santam, Ltd.                                                                 103,921             931,087
               Shoprite Holdings, Ltd.                                                      676,148           1,399,784
               Spur Corp., Ltd.                                                              53,697              47,400
               Sun International, Ltd.                                                      118,612           1,116,046
               Super Group, Ltd.                                                            487,656             812,605
               Tiger Wheels, Ltd.                                                            55,166             199,156
               Tongaat-Hulett Group, Ltd.                                                   170,160           1,476,295
               Tourism Investment                                                           647,510             137,034
               Trans Hex Group, Ltd.                                                         92,930             232,993
               Trencor, Ltd.                                                                191,076             558,636
               Truworths International, Ltd.                                                449,776           1,108,406
               UCS Group, Ltd.                                                              144,872              24,620
               Unitrans Ltd                                                                  65,023             309,931
               Value Group, Ltd.                                                             49,189              12,996
           *   Western Areas, Ltd.                                                          163,102             537,613
               Wilson Bayly Holme                                                            54,508             216,357
                                                                                                       ----------------

     TOTAL -- SOUTH AFRICA
     (Cost $36,033,034)                                                                                      39,923,793
                                                                                                       ----------------

     BRAZIL -- (11.7%)

     PREFERRED STOCKS -- (10.8%)
               Acesita SA                                                                    97,876           1,287,276
               Banco Mercantil do Brasil SA                                                 130,000              16,186
               Centrais Electricas de Santa Catarin Celesc Series B                       1,309,000             472,642
               Companhia Brasileira de Petroleo Ipiranga SA                                  60,800             667,172
               Confab Industrial SA                                                         555,000             773,936
               Coteminas Cia Tecidos Norte de Minas                                       6,977,102             602,298
               Distribuidora de Produtos de Petroleo Ipiranga SA                              3,900              61,507
               Duratex SA                                                                17,300,000             789,790
           *   Electropaulo Electrecidade Metropolitana                                  49,450,000           1,918,894
               Embraco SA                                                                   262,000              97,863
           *   Embratel Participacoes SA                                                443,600,000             942,615
           *   Empressa Metropolitanade Aguas e Energia SA                               24,000,000              52,592
               Energetica do Ceara Coelce                                                98,000,000             191,160
               ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
               Series B                                                                  13,156,000              73,711
               Fertibras SA                                                                   3,400              33,866
               Forca Luz Cataguazes Leopoldina Series A                                  23,400,000              12,916
               Forjas Taurus SA                                                              88,000              41,270
               Fras-Le Preferred                                                             20,200              49,295
               Globex Utilidades SA                                                          42,468             188,149
           *   Gradiente Eletronica SA                                                        2,600              12,409
           *   Industria de Bebidas Antarctica Polar SA                                      23,000              25,057
               Industrias Romi SA                                                             1,400              40,091
           *   Inepar SA Industria e Construcoes                                         79,900,001              39,129
               Klabin SA                                                                  1,216,000           2,003,536
               Lojas Americanas SA                                                      115,490,369           2,109,455
               Magnesita SA Series A                                                     54,500,000             299,699
               Magnesita SA Series C                                                        202,338               1,238
               Marcopolo SA                                                                 182,900             326,404
               Metal Leve SA                                                              6,600,000             373,895
               Metalurgica Gerdau SA                                                        130,853           1,813,858
           *   Net Servicos de Comunicacao SA                                             3,697,439             997,442
               Paranaense de Energia Series B                                           409,200,000           2,343,623
           *   Paranapanema SA                                                          238,300,000             707,136
               Perdigao SA NPV                                                               71,300           1,492,876
               Random Implementos e Participacoes SA                                        162,500             418,137
               Rasip Agro-Pastoril SA                                                        51,000               5,080
               Refinaria de Petroleo Ipiranga SA                                             12,300             288,472
               Ripasa SA Papel e Celulose                                                   584,200             865,571
               Sadia SA                                                                     910,000           1,484,250
               Santista Textil SA Preferred                                                  16,400             119,112
               Sao Pau Alpargatas SA                                                      2,620,001             358,830
               Saraiva Livreiros Editores                                                     4,000              21,664
           *   Sharp SA Equipamentos Eletronicos                                         30,200,000                 251
               Suzano Bahia Sul Papel e Celullose SA                                        292,642           1,275,261
               Suzano Petroquimica SA                                                        30,000              57,398
               Tele Celular Sul Participacoes SA                                        965,995,284           1,515,444
           *   Tele Centro Oeste Celular Participacoes SA                                    93,003             993,910
           *   Tele Leste Celular Participacoes SA                                           11,193              96,159
           *   Tele Norte Celular Participacoes SA                                      549,505,027              70,698
           *   Tele Sudeste Celular Participacoes SA                                         82,400             660,021
               Telemig Celular Participacoes SA                                         466,590,371             762,966
           *   Tim Sul Prefered Receipts                                                    465,785              21,071
               Tim Sul SA Preferred Series B                                             24,690,000           1,116,916
               Ultrapar Participants                                                    138,130,353           2,379,660
               Uniao des Industrias Petroquimicas SA Series B                             1,074,144           1,328,470

           *   Varig Participacoes Em Transportes                                           122,026                 456
           *   Varig Particpacoes Em Servicos                                               116,823                 144
           *   Varig SA Viacao Aerea Riograndense                                            16,000              10,425
               Weg SA                                                                       726,800           2,204,984
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $25,429,586)                                                                                      36,914,336
                                                                                                       ----------------

     COMMON STOCKS -- (0.9%)
               Acesita SA                                                                     4,290              60,179
               Acos Villares SA Avil                                                        120,000              17,630
               Avipal SA Avicultura e Agropecua                                          93,900,000             307,500
               Copesul Companhia Petroquimica do Sul                                        182,000           2,409,546
               Eternit SA                                                                     1,200              17,984
               Metalurgica Gerdau SA                                                          1,938              25,658
           *   Rhodia Ster SA                                                               640,780              50,528
               Sao Paulo Alpargatas SA                                                      510,000              73,553
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $1,278,647)                                                                                        2,962,578
                                                                                                       ----------------

     TOTAL -- BRAZIL
     (Cost $26,708,233)                                                                                      39,876,914
                                                                                                       ----------------

     MALAYSIA -- (10.6%)
     COMMON STOCKS -- (10.6%)
           *   A&M Realty Berhad                                                             32,500              11,974
               ACP Industries Berhad                                                         34,000               7,118
               Affin Holdings Berhad                                                      1,335,800             505,320
               Amalgamated Industrial Steel Berhad                                           11,250               1,688
           *   AMBD Berhad                                                                   58,000               1,753
               Amway (Malaysia) Holdings Berhad                                             382,300             668,357
               Ann Joo Resources Berhad                                                     179,000              74,400
           *   Anson Perdana Berhad                                                          10,000                 118
           *   Antah Holding Berhad                                                          23,000               1,453
           *   Aokam Perdana Berhad                                                              37                   7
               APM Automotive Holdings Berhad                                               147,300              93,533
           *   Arab Malaysia Corp. Berhad                                                   558,000             159,919
               Asas Dunia Berhad                                                             16,000               3,195
           *   Asia Pacific Land Berhad                                                      70,000               3,498
               Asiatic Development Berhad                                                 1,794,600             764,165
           *   Avenue Assets Berhad                                                         254,000              35,937
               Ayer Hitam Planting Syndicate Berhad                                           6,000               3,270
               Bandar Raya Developments Berhad                                              922,800             283,588
               Batu Kawan Berhad                                                            302,400             469,734
           *   Berjaya Capital Berhad                                                       391,000              85,385
               Berjaya Land Berhad                                                          620,600             130,628
               Bernas Padiberas Nasional Berhad                                             650,000             216,762
               Bimb Holdings Berhad                                                         208,200              75,558
               Bintai Kinden Corp. Berhad                                                    16,000               4,286
               Bolton Properties Berhad                                                      96,000              23,981
               Boustead Holdings Berhad                                                   1,301,700             605,697
               Cahya Mata Sarawak Berhad                                                    153,000              50,708
           *   Camerlin Group Berhad                                                         58,000              18,309

               Carlsberg Brewery Malaysia Berhad                                            246,100             712,395
               Cement Industries of Malaysia Berhad                                          48,800              17,463
               Chemical Co. of Malaysia Berhad                                              231,800             145,833
               Chin Teck Plantations Berhad                                                  33,000              41,842
           *   Cosway Corp. Berhad                                                          113,000              19,488
               Courts Mammoth Berhad                                                        177,000              53,502
               Cycle & Carriage Bintang Berhad                                               15,000              11,642
           *   Damansara Realty Berhad                                                       65,000               1,368
               Datuk Keramik Holdings Berhad                                                 24,000                 253
               Dijaya Corp. Berhad                                                           96,000              20,216
               Diperdana Corp. Berhad                                                         4,000               1,788
               Diversified Resources Berhad                                                 704,300             255,481
               DNP Holdings Berhad                                                           34,000               5,275
           *   E&O Property Development Berhad                                            1,174,100             195,990
               Eastern & Oriental Berhad                                                     72,000              19,931
           *   Econstates Berhad                                                            280,800              42,802
               Edaran Otomobil Nasional Berhad                                              499,700             445,904
               Esso Malaysia Berhad                                                         183,500             121,716
               Europlus Berhad                                                               25,700               2,330
           *   Faber Group Berhad                                                            16,000               2,123
               Far East Holdings Berhad                                                      23,700              26,307
           *   FCW Holdings Berhad                                                           24,000               1,386
           *   Fountain View Development Berhad                                             808,200              83,654
               Fraser & Neave Holdings Berhad                                               430,600             583,321
               Globetronics Technology Berhad                                             1,090,500             107,428
               Glomac Berhad                                                                 70,200              23,091
               Gold IS Berhad                                                               163,600              59,445
           *   Golden Hope Plantations Berhad Series A                                      792,682             604,942
           *   Golden Plus Holdings Berhad                                                   16,000               1,833
           *   Gopeng Berhad                                                                 17,000               2,186
               Guiness Anchor Berhad                                                        713,200             984,807
           *   Gula Perak Berhad                                                            170,975               9,882
               Guthrie Ropel Berhad                                                          35,900              34,190
               Hap Seng Consolidated Berhad                                                 752,300             419,387
               Heitech Padu Berhad                                                           26,000              14,914
               Highlands and Lowlands Berhad                                                411,700             411,573
           *   HIL Industries Berhad                                                         56,810               3,953
           *   HLG Capital Berhad                                                            12,000               2,119
               Hock Seng Lee Berhad                                                          44,160              31,361
               Hong Leong Industries Berhad                                                 452,400             426,060
               Hong Leong Properties Berhad                                                 605,800              93,111
               Hume Industries (Malaysia) Berhad                                            374,067             479,416
               Hwang-DBS (Malaysia) Berhad                                                   97,500              31,031
               IGB Corp. Berhad                                                           1,854,850             535,854
               IJM Corp. Berhad                                                             255,500             315,906
               IJM Plantations Berhad                                                        37,600               9,992
           *   Insas Berhad                                                                 226,000              17,817
               Island & Peninsular Berhad                                                   777,140             278,672
           *   Jaks Resources Berhad                                                          1,000                 384
               Jaya Jusco Stores Berhad                                                     291,400             344,655
               Jaya Tiasa Holdings Berhad                                                   283,600             149,041
           *   Johan Holdings Berhad                                                         30,000               1,180
               John Hancock Life Insurance (M) Berhad                                       100,800              60,888
               Johor Port Berhad                                                            476,300             225,505

               Johore Tenggara Oil Palm Berhad                                               59,200              12,769
               JT International Berhad                                                      525,900             553,260
               K & N Kenanga Holdings Berhad                                                287,300              49,146
               Keck Seng (Malaysia) Berhad                                                   82,000              41,218
               KFC Holdings (Malaysia) Berhad                                               289,700             262,155
               Kian Joo Can Factory Berhad                                                  146,300              98,537
               Kim Hin Industry Berhad                                                       52,000              23,087
               KPJ Healthcare Berhad                                                         62,000              26,447
           *   Kretam Holdings Berhad                                                        15,000               1,776
               Kris Components Berhad                                                        98,863              87,858
               KSL Holdings Berhad                                                          186,600              94,955
           *   Kub Malaysia Berhad                                                          586,500              63,220
               Kulim Malaysia Berhad                                                        365,350             290,033
           *   Kumpulan Hartanah Selangor Berhad                                            166,500               9,624
               Kwantas Corp. Berhad                                                         155,800             153,314
               Ladang Perbadanan-Fima Berhad                                                 11,000               7,885
           *   Land & General Berhad                                                        180,000               6,623
               Landmarks Berhad                                                             635,500             141,807
           *   Leader Universal Holdings Berhad                                              69,000               6,435
           *   Leong Hup Holdings Berhad                                                     46,000              10,646
               Lingkaran Trans Kota Holdings Berhad                                         932,400             583,891
               Lingui Development Berhad                                                    712,800             185,226
               Lion Diversified Holdings Berhad                                             925,100             412,907
               Lion Industries Corp. Berhad                                               1,311,600             430,509
               Liqua Health Corp. Berhad                                                        173                  11
               MAA Holdings Berhad                                                          239,133             295,354
               Magnum 4D Berhad                                                              80,000              62,473
               Malayan Cement Berhad                                                      1,453,050             225,351
               Malayawata Steel Berhad                                                       72,000              24,809
           *   Malaysia Aica Berhad                                                          48,200              10,001
           *   Malaysia Building Society Berhad                                              35,000               6,067
               Malaysia Industrial Development Finance Berhad                             2,255,000             675,568
               Malaysia Mining Corp. Berhad                                                 732,900             366,324
               Malaysian Mosaics Berhad                                                     280,300             114,294
               Malaysian National Reinsurance Berhad                                        264,400             243,371
               Malaysian Oxygen Berhad                                                      296,500             958,951
               Malaysian Plantations Berhad                                                 622,500             396,076
           *   Malaysian Resources Corp. Berhad                                              94,666              11,307
           *   Mancon Berhad                                                                 12,000               2,747
               Maruichi Malaysia Steel Tube Berhad                                           58,600              22,494
               Matsushita Electric Co. (Malaysia) Berhad                                     70,084             191,614
               MBM Resources Berhad                                                         102,966              56,814
           *   Media Prima Berhad                                                            61,533              26,684
               Metro Kajang Holdings Berhad                                                  58,800              13,433
               Mieco Chipboard Berhad                                                        69,000              32,317
           *   MTD Infraperdana Berhad                                                    1,975,100             441,758
           *   MUI Properties Berhad                                                         75,200               5,231
           *   Mulpha International Berhad                                                2,712,250             353,166
           *   Multi-Purpose Holdings Berhad                                                457,000              95,428
           *   Mycron Steel Berhad                                                           14,650               3,775
               Naim Cendera Berhad                                                          381,100             338,779
           *   Naluri Berhad                                                                491,000              54,159
           *   Nam Fatt Berhad                                                                9,000                 803
               Narra Industries Berhad                                                       16,000               5,702

               NCB Holdings Berhad                                                        1,147,200             783,820
           *   New Straits Times Press (Malaysia) Berhad                                    339,000             283,513
               Nikko Electronics Berhad                                                      36,600               9,240
               NV Multi Corp. Berhad                                                        129,500              11,929
           *   NWP Holdings Berhad                                                          112,000              19,836
               Nylex (Malaysia) Berhad                                                       41,500               6,631
               Oriental Holdings Berhad                                                     362,900             381,458
               OSK Holdings Berhad                                                        1,179,371             337,889
               OSK Property Holdings Berhad                                                   3,393                 672
               Pacific & Orient Berhad                                                       40,400              19,452
               Pacificmas Berhad                                                              9,500              14,125
           *   Pan Malaysia Cement Works Berhad                                             192,000              22,644
           *   Pan Malaysian Industries Berhad                                              818,000              11,854
           *   Pan Pacific Asia Berhad                                                       12,000                 284
           *   Panglobal Berhad                                                              14,000               6,963
               PBA Holdings Berhad                                                          139,800              50,353
               Pelangi Berhad                                                               268,700              53,025
           *   Pernas International Holdings Berhad                                         603,400             110,990
               Petaling Garden Berhad                                                       190,600              78,206
               Phileo Allied Berhad                                                       1,152,600             951,055
               PK Resources Berhad                                                           14,000               1,917
           *   Prime Utilities Berhad                                                         3,000                 272
           *   Promet Berhad                                                                 52,000                   0
           *   Puncak Niaga Holdings Berhad                                               1,113,600             735,034
               QL Resources Berhad                                                           57,000              44,220
               QSR Brand Berhad                                                              32,000              25,070
               Ramatex Berhad                                                               292,700             234,863
               Ranhill Berhad                                                             1,095,180             394,579
           *   Ranhill Utilities Berhad                                                     227,160              95,554
           *   Rashid Hussain Berhad                                                        182,000              16,517
           *   Rekapacific Berhad                                                            55,000                   0
               Road Builders (Malaysia) Holdings Berhad                                     984,600             685,953
               Sapura Telecommunications Berhad                                              64,846              16,538
               Sarawak Enterprise Corp. Berhad                                              421,000             138,476
               SCB Developments Berhad                                                      290,500             266,096
               Scomi Group Berhad                                                         2,329,800             906,473
               Selangor Properties Berhad                                                   526,100             278,103
               Shangri-La Hotels (Malaysia) Berhad                                          114,000              37,499
               Shell Refining Co. Federation of Malaysia Berhad                             190,500             460,989
               SHL Consolidated Berhad                                                       75,000              34,138
           *   Sime Engineering Services Berhad                                             279,100              66,312
               Sime UEP Properties Berhad                                                   133,000             147,700
               Southern Acids (Malaysia) Berhad                                              41,000              17,757
               Southern Steel Berhad                                                        262,900             109,968
               SP Setia Berhad                                                              351,400             342,229
           *   SRI Hartemas Berhad                                                           65,000                   0
               Star Publications (Malaysia) Berhad                                          229,300             415,977
               Subur Tiasa Holdings Berhad                                                  137,400              87,437
               Sunrise Berhad                                                               497,220             186,976
               Sunway City Berhad                                                           645,100             339,049
               Sunway Holdings, Inc. Berhad                                                 805,000             226,483
           *   Supermax Corp. Berhad                                                         26,900              30,274
           *   Suria Capital Holdings Berhad                                                186,000              20,043
               Symphony House Berhad                                                         20,571               2,757

               Ta Ann Holdings Berhad                                                       313,600             531,741
               TA Enterprise Berhad                                                       2,638,300             506,405
               Talam Corp. Berhad                                                            12,850               1,283
           *   Tamco Corp. Holdings Berhad                                                   83,000               5,766
               Tan Chong Motor Holdings Berhad                                            1,525,300             641,828
           *   Tanah Emas Corp. Berhad                                                       65,000              10,071
               Tasek Corp. Berhad                                                            87,600              54,643
           *   Time Dotcom Berhad                                                         1,001,500              69,586
               Top Glove Corp. Berhad                                                       298,100             351,574
               Tractors Malaysia Holdings Berhad                                            143,400             124,828
               Tradewinds (Malaysia) Berhad                                                 290,600             199,710
           *   Trengganu Development & Management Berhad                                     79,700              15,674
               Tronoh Mines Malaysia Berhad                                                 476,300             338,444
               UAC Berhad                                                                    25,000              31,335
               Uchi Technologies Berhad                                                     651,200             493,428
               UDA Holdings Berhad                                                          243,700              94,707
           *   UEM World Berhad                                                           3,342,200             540,221
               Unico-Desa Plantations Berhad                                                316,000              37,022
           *   Union Paper Holdings Berhad                                                   70,000              10,763
               Uniphone Telecommunications Berhad                                            43,000               4,874
               Unisem (M) Berhad                                                            715,800             314,294
               United Malacca Rubber Estates Berhad                                          47,500              42,731
               United Malayan Land Berhad                                                    13,000               3,249
               United Plantations Berhad                                                    407,500             535,491
           *   Utama Banking Group Berhad                                                   122,000              15,691
               Wah Seong Corp                                                               423,500             205,890
               Worldwide Holdings Berhad                                                     52,000              24,190
               WTK Holdings Berhad                                                          117,400             129,618
               Yeo Hiap Seng (Malaysia) Berhad                                               47,300              23,972
               Yu Neh Huat Berhad                                                            97,200              32,987
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $42,241,527)                                                                                      36,292,371
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Liqua Health Marketing Berhad Warrants 09/09/08                                   34                   1
           *   Melewar Industrial Group Warrants                                             11,720                   0
           *   Mieco Chipboard Berhad Warrants 04/21/09                                      23,000               4,055
                                                                                                       ----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $1,222)                                                                                                4,056
                                                                                                       ----------------

     PREFERRED STOCKS -- (0.0%)
           *   Malayan United Industries Berhad A1 08/03/13                                 176,957               2,096
           *   Malayan United Industries Berhad A2 08/03/13                                 176,957               1,630
           *   Ramunia Holdings Berhard Non Cumulative Irredeemable
               Convertible Preferred Shares                                                   1,840                  77
                                                                                                       ----------------
     TOTAL PREFERRED STOCKS
     (Cost $43,180)                                                                                               3,803
                                                                                                       ----------------

     TOTAL -- MALAYSIA
     (Cost $42,285,929)                                                                                      36,300,230
                                                                                                       ----------------

     TURKEY -- (8.1%)
     COMMON STOCKS -- (8.1%)
               Adana Cimento Sanayi Ticaret A.S.                                            646,276             400,097
           *   Ak-Al Tekstil A.S.                                                             2,779               9,848
               Akcansa Cimento Sanayi ve Ticaret A.S.                                       309,894           1,055,291
           *   Akenerji Elektrik Uretim A.S.                                                 80,193             313,663
               Aksa Akrilik Kimya Sanayii A.S.                                               47,621             419,267
               Aksigorta A.S.                                                               324,225           1,244,948
           *   Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.                                4,477              10,687
           *   Aktas Elektrik Ticaret A.S.                                                      370              40,674
               Alarko Carrier Sanayii ve Ticaret A.S.                                        14,579              97,296
           *   Alarko Holding A.S.                                                           26,419             852,490
           *   Alcatel Telekomunikasyon Endustri ve Ticaret A.S.                             24,197              79,058
               Alkim Alkali Kimya A.S.                                                       27,197              69,767
           *   Alternatifbank A.S.                                                           97,063              84,940
           *   Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                          21,960              21,059
           *   Anadolu Anonim Turk Sigorta Sirketi                                          122,999             259,603
               Anadolu Cam Sanayii A.S.                                                     277,157             985,928
               Anadolu Hayat Sigorta A.S.                                                    74,683             107,365
               Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.                                 15,586             104,406
           *   Ayen Enerji A.S.                                                             161,469             219,193
               Aygaz A.S.                                                                    83,805             171,131
               Bagfas Bandirma Gubre Fabrikalari A.S.                                         3,450              70,269
           *   Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.                           147,698             200,151
               Bati Anabolu Cimento A.S.                                                    110,525             297,856
           *   Beko Elektronik A.S.                                                         234,899             389,167
               Bolu Cimento Sanayii A.S.                                                    187,058             235,067
               Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                36,993             274,923
               Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                             128,217             149,540
           *   Boyner Buyuk Magazacilik A.S.                                                122,086             214,903
               Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                           5,857             302,310
               Bursa Cimento Fabrikasi A.S.                                                  57,680             401,563
           *   Celebi Hava Servisi A.S.                                                      28,354             169,790
               Cimsa Cimento Sanayi Ve Ticaret A.S.                                         259,130           1,090,196
               Deva Holding A.S.                                                             64,797              74,295
           *   Dogan Gazetecilik A.S.                                                       105,300             189,539
           *   Dogan Yayin Holding A.S.                                                     402,635             916,481
               Doktas Dokumculuk Ticaret ve Sanayi A.S.                                      63,993              73,261
               Eczacibasi Ilac Sanayi ve Ticaret A.S.                                       294,407             709,537
           *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                             116,012             148,892
           *   Ege Plstik Ticaret ve Sanayi A.S.                                             14,342               7,150
           *   EGE Seramik Sanayi ve Ticaret A.S.                                            44,835              37,823
               Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.                        229             110,862
           *   Finansbank A.S.                                                              911,286           3,229,243
           *   Global Yatirim Holding A.S.                                                   46,576              34,878
           *   Goldas Kuyumculuk Sanayi A.S.                                                 88,799              58,020
               Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                           7,128             105,985
           *   Goodyear Lastikleri T.A.S.                                                    14,659             125,390
               GSD Holding A.S.                                                              62,399              50,937
               Gubre Fabrikalari Ticaret A.S.                                                 8,436              14,578
               Gunes Sigorta A.S.                                                            68,999              77,283
           *   Hektas Ticaret T.A.S.                                                         25,477              18,984
               Hurriyet Gazetecilik ve Matbaacilik A.S.                                     184,673             353,260

               Ihlas Holding A.S.                                                           485,407             326,156
           *   Isiklar Ambalaj A.S.                                                           6,417               4,445
           *   Izmir Demir Celik Sanayii A.S.                                                57,269             118,443
           *   Kardemir Karabuk Demir Sanayi ve Ticaret A.S.                                 83,077             147,457
           *   Karsu Tekstil Sanayii ve Ticaret A.S.                                         17,040              10,797
               Karton Sanayi ve Ticaret A.S.                                                  1,698             151,400
           *   Kav Danismanlik Pazarlama ve Ticaret A.S.                                      4,654              11,553
           *   Kerevitas Gida Sanayii ve Ticaret A.S.                                         2,532               7,065
               Konya Cimento Sanayii A.S.                                                     4,921             138,355

               Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve
               Ticaret A.S.                                                                 146,305             241,465
           *   Kutahya Porselen Sanayii A.S.                                                  2,617              40,566
               Mardin Cimento Sanayii ve Ticaret                                            103,083             270,356
           *   Marshall Boya ve Vernik Sanayii A.S.                                           4,372              86,019
           *   Medya Holdings A.S.                                                           15,849              80,145
           *   Menderes Tekstil Sanayi ve Ticaret A.S.                                      104,549              49,756
           *   Merko Gida Sanayi ve Ticaret A.S.                                             10,580               5,603
               Migros Turk A.S.                                                              81,518             630,394
           *   Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.                13,329              15,037
           *   Mudurnu Tavukculuk A.S.                                                        1,740                 574
               Multu Aku ve Malzemeleri Sanayi A.S.                                           1,527              25,367
           *   Nergis Holding A.S.                                                            1,784               4,837
           *   Net Holding A.S.                                                              47,826              13,649
           *   Net Turizm Ticaret ve Sanayi A.S.                                             33,660              19,664
               Nortel Networks Netas Telekomuenikasyon A.S.                                   8,756             192,301

               Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret
               A.S.                                                                          20,976              35,023
               Otobus Karoseri Sanayi A.S.                                                   44,321             145,963
               Pinar Sut Mamulleri Sanayii A.S.                                              35,215              41,297
           *   Raks Elektronik Sanayi ve Ticaret A.S.                                         2,730               1,565
           *   Sanko Pazarlama Ithalat Ihracat A.S.                                          48,903             120,784
               Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                           54,998              67,096
           *   Sasa Dupont Sabanci Polyester Sanayi A.S.                                    310,985             261,331
           *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                            6,300               4,552
           *   Tansas Perakende Magazacilik Ticaret A.S.                                    464,813             637,064
           *   Tat Konserve Sanayii A.S.                                                     63,787             123,013
           *   Tekstil Bankasi A.S.                                                         143,546             127,209
               Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                         39,939              55,419
               Tofas Turk Otomobil Fabrikasi A.S.                                           293,085             404,656
               Trakya Cam Sanayii A.S.                                                      303,163             964,275
               Turk Demir Dokum Fabrikalari A.S.                                             60,749             268,912
           *   Turk Dis Ticaret Bankasi A.S.                                                612,806           1,941,057
               Turk Ekonomi Bankasi A.S.                                                     32,820             208,142
               Turk Pirelli Kablo ve Sistemleri A.S.                                         39,702              68,242
               Turk Sise ve Cam Fabrikalari A.S.                                            393,110             943,539
               Ulker Gida Sanayi ve Ticaret A.S.                                            258,103             739,581
               USAS Ucak Servisi A.S.                                                        71,628             235,478
               Uzel Makina Sanayii A.S.                                                     156,941             226,625
           *   Vakif Finansal Kiralama A.S.                                                   5,450               8,285
           *   Vestel Elektronik Sanayi ve Ticaret A.S.                                      94,186             327,181
               Yunsa Yunlu Sanayi ve Ticaret A.S.                                            10,027               9,203
           *   Zorlu Enerji Elektrik Uretim A.S.                                            100,448             300,327
                                                                                                       ----------------

     TOTAL -- TURKEY
     (Cost $17,648,646)                                                                                      27,536,067
                                                                                                       ----------------

     ISRAEL -- (7.5%)
     COMMON STOCKS -- (7.5%)
           *   Afcon Industries                                                                 159               2,172
           *   Albad Massuot Yitzhak, Ltd.                                                    9,175             120,557
               Alony Hetz Properties & Investments, Ltd.                                     82,840             217,574
           *   Alvarion, Ltd.                                                                77,089             702,181
               American Israeli Paper Mills, Ltd.                                             6,495             300,032
               Analyst I.M.S.                                                                 9,114              95,741
           *   AudioCodes, Ltd.                                                              74,231             900,817
               Azorim Investment Development & Construction Co., Ltd.                        69,788             680,611
           *   Baran Group, Ltd.                                                              9,500              95,847
           *   Beit Shemesh Engines Holdings (1997), Ltd.                                     3,351              12,400
               Blue Square Chain Stores Properties & Investments, Ltd.                       36,516             335,834
               Blue Square Israel, Ltd.                                                      86,605             838,624
           *   C Mer Industries, Ltd.                                                        10,065             147,826
           *   Cham Foods (Israel), Ltd.                                                     14,289              21,470
               CLAL Industries, Ltd.                                                         12,431              57,251
           *   Compugen, Ltd.                                                                11,938              38,413
           *   Dan Vehicle & Transportation                                                  14,070              73,262
               Danya Cebus, Ltd.                                                             24,719             138,404
               Delek Automotive Systems, Ltd.                                               154,049           1,123,219
               Delek Drilling                                                               933,038             459,873
               Delta Galil Industries, Ltd.                                                  31,940             266,489
               Direct Insurance - I.D.I. Insurance Co., Ltd.                                 83,451             243,400
           *   Discount Mortgage Bank, Ltd.                                                   1,320             144,132
               Elbit Medical Imaging, Ltd.                                                   41,196             792,917
               Electra Consumer Products                                                     28,963             246,088
               Electra Israel, Ltd.                                                           5,514             412,220
           *   Electronics Line, Ltd.                                                         3,169              11,377
           *   Elron Electronic Industries, Ltd.                                             56,547             813,394
           *   Feuchtwanger Investments 1984, Ltd.                                            4,200               2,386
           *   First International Bank of Israel, Ltd. Par Value $.01                      473,321             733,279
               FMS Enterprises Migun, Ltd.                                                   16,997             776,774
               Formula Systems (1985), Ltd.                                                  17,849             258,733
           *   Formula Vision Technologies, Ltd.                                              1,604               1,549
               Frutarom Industries (1995), Ltd.                                              91,981             719,425
           *   Gachelet Invetment Co., Ltd.                                                     653              47,365
           *   Granite Hacarmel Investments, Ltd.                                            19,200              26,827
           *   Ham-Let Ltd                                                                   12,751              63,267
           *   Housing & Construction Holding Co., Ltd.                                     664,947             503,898
               Industrial Building Corp., Ltd.                                              371,518             435,732
           *   Israel Land Development Co., Ltd.                                             32,626             142,695
               Israel Petrochemical Enterprises, Ltd.                                        41,748             363,016
               Israel Salt Industries                                                        38,139             162,578
               Ituran                                                                        10,835             348,251
           *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                       6,178              41,093
               Knafaim-Arkia Holdings, Ltd.                                                  21,671             245,561
           *   Koor Industries, Ltd.                                                         19,500           1,269,096
           *   Leader Holding & Investments, Ltd.                                            32,148              61,301
               Lipman Electronic Engineering, Ltd.                                           28,513             911,617
           *   Magal Security Systems, Ltd.                                                  10,117              99,148

           *   Magic Software Enterprises, Ltd.                                              35,590              85,825
           *   Matav Cable Israel                                                            58,667             461,729
           *   Medcon, Ltd.                                                                  18,524              39,126
           *   Medtechnica, Ltd.                                                             14,470              65,763
               Mehadrin, Ltd.                                                                 3,887              71,431
           *   Metalink, Ltd.                                                                26,556             125,039
           *   Middle East Tube Co.                                                          19,000              22,381
               Miloumor, Ltd.                                                                12,658              43,000
               Mivtach Shamir Holdings, Ltd.                                                 13,409             229,519
           *   Naphtha Israel Petroleum Corp.                                               105,630              17,489
           *   Nice Systems, Ltd.                                                            28,424           1,042,590
               Nisko Industries (1992), Ltd.                                                  6,691              45,505
           *   OCIF Investments and Development, Ltd.                                         2,267              42,527
           *   Orckit Communications, Ltd.                                                   11,142             265,923
               Ormat Industries, Ltd.                                                       189,774             936,431
               Packer Plada, Ltd.                                                               844              41,357
           *   Perrigo Co.                                                                    4,339              68,006
               Property and Building Corp., Ltd.                                              8,596             778,602
           *   RADVision, Ltd.                                                               36,193             478,979
               Rapac Electronics, Ltd.                                                        6,000              16,014
               Rapac Technologies (2000), Ltd.                                                6,000              23,491
           *   Retalix, Ltd.                                                                 27,444             658,808
               Scitex Corp., Ltd.                                                            68,344             463,768
           *   Shrem Fudim Kelner & Co., Ltd.                                                15,466              53,923
               Suny Electronic Inc., Ltd.                                                    59,632             416,272
               Super-Sol, Ltd. Series B                                                     409,493           1,104,308
               Tadiran Communications, Ltd.                                                  22,291             776,396
           *   Team Computer & Systems, Ltd.                                                  1,400              15,948
               Telsys, Ltd. Electronic Engineering                                            5,300              26,350
           *   Tower Semiconductor, Ltd.                                                     85,632             137,352
           *   Union Bank of Israel, Ltd.                                                    86,282             315,140
           *   Urdan Industries, Ltd.                                                        52,742              27,929
           *   Ytong Industries, Ltd.                                                        52,585              49,246
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $18,931,808)                                                                                      25,451,883
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                   16,263              12,478
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- ISRAEL
     (Cost $18,931,808)                                                                                      25,464,361
                                                                                                       ----------------

     MEXICO -- (7.1%)
     COMMON STOCKS -- (7.1%)
               Consorcio Ara S.A.                                                           775,400           2,521,892
           *   Consorcio Hogar S.A. de C.V. Series B                                        325,000             101,522
               Controladora Comercial Mexicana S.A. de C.V. Series B                      1,633,500           1,755,911
           *   Corporacion Geo S.A. de C.V. Series B                                      1,330,000           3,146,490
           *   Corporacion Interamericana de Entramiento S.A. de C.V.
               Series B                                                                     703,769           1,364,301
           *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                     1,623                 313

               Corporativo Fragua S.A. de C.V. Series B                                          31                  98
           *   Desc S.A. de C.V. Series B                                                   981,833             266,108
               Embotelladora Arca S.A. de C.V., Mexico                                    1,331,800           2,739,622
           *   Empaques Ponderosa S.A. de C.V. Series B                                     206,000              17,034
           *   Empresas ICA Sociedad Controladora S.A. de C.V.                            6,256,350           2,471,650
               Empresas la Moderna S.A. de C.V. Series A                                    610,700             117,013
               Gruma S.A. de C.V. Series B                                                  856,800           1,830,206
               Grupo Cementos de Chihuahua S.A. de C.V.                                     566,100           1,003,802
               Grupo Continental S.A. de C.V.                                               601,800             928,879
               Grupo Corvi S.A. de C.V. Series L                                            100,000              18,467
               Grupo Elektra S.A. de C.V.                                                    89,300             631,742
               Grupo Financiero GBM Atlantico S.A. de C.V. Series L                           9,441               4,771
           *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                          23,928              12,311
           *   Grupo Herdez S.A. de C.V.                                                    107,000              53,380
               Grupo Industrial Maseca S.A. de C.V. Series B                                510,000             290,040
               Grupo Industrial Saltillo S.A. de C.V.                                       176,552             270,886
           *   Grupo Iusacell S.A. de C.V.                                                   51,405              84,067
           *   Grupo Nutrisa S.A. de C.V.                                                       188                  73
               Grupo Posadas S.A. de C.V. Series L                                          199,000             147,179
           *   Grupo Qumma S.A. de C.V. Series B                                            105,334               1,742
           *   Grupo Tribasa S.A. de C.V.                                                    67,110                   0
               Hylsamex S.A. de C.V. Series B                                                82,000             295,323
               Industrias Bachoco S.A. de C.V. (Certificate Representing
               Series B and Series L)                                                        76,000             195,510
               Industrias Penoles S.A. de C.V.                                              162,000             800,746
           *   Industrias S.A. de C.V. Series B                                             661,248           1,372,999
           *   Jugos del Valle S.A. de C.V. Series B                                         50,900              77,161
           *   Movilaccess S.A. de C.V. Series B                                             13,489              30,053
           *   Sanluis Corporacion S.A. de C.V. Series A                                      3,300               1,182
           *   Sanluis Corporacion S.A. de C.V. Series C & Series B                           4,642               1,915
               TV Azteca S.A. de C.V. Series A                                            2,248,900           1,148,795
               Vitro S.A. de C.V.                                                           811,000             632,595
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $19,249,303)                                                                                      24,335,778
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Mexican Peso                                                                                       7,227
                                                                                                       ----------------
     (Cost $8,636)
     TOTAL -- MEXICO
     (Cost $19,257,939)                                                                                      24,343,005
                                                                                                       ----------------

     THAILAND -- (6.0%)
     COMMON STOCKS -- (6.0%)
               A.J. Plast Public Co., Ltd. (Foreign)                                        166,500              19,179
           *   Adkinson Securities Public Co., Ltd. (Foreign)                               138,150              22,441
           *   Advance Agro Public Co., Ltd. (Foreign)                                      809,000             455,971
               Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                142,500             136,783
               Amarin Plaza Public Co., Ltd. (Foreign)                                      523,680              24,360
               Amata Corp. Public Co., Ltd.                                               2,040,400             572,497
               Asia Securities Trading Public Co., Ltd. (Foreign)                         3,575,000             510,337
               Asian Property Development Public Co., Ltd. (Foreign)                      3,828,800             356,211

               Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                  1,282,233             533,343
               Bangkok Expressway Public Co., Ltd. (Foreign)                              1,170,400             756,165
               Bangkok Insurance Public Co., Ltd. (Foreign)                                  65,180             362,557
           *   Bangkok Land Public Co., Ltd. (Foreign)                                   12,166,170             143,730
           *   Bangkok Rubber Public Co., Ltd. (Foreign)                                     14,600                 891
               Big C Supercenter Public Co., Ltd. (Foreign)                                  87,000              47,750
           *   Book Club Finance Public Co., Ltd.                                           157,200              14,702
               Bumrungrad Hospital Public Co., Ltd.                                       1,043,800             500,962
               Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)                 5,498,000             468,203
               Capital Nomura Securities Public Co., Ltd. (Foreign)                          46,000              58,873
           *   Central Paper Industry Public Co., Ltd. (Foreign)                             19,800               1,023
               Central Pattana Public Co., Ltd. (Foreign)                                 3,668,000             785,420
               Central Plaza Hotel Public Co., Ltd. (Foreign)                                79,000              44,721
               Ch Karnchang Public Co., Ltd. (Foreign)                                    2,472,700             687,706
               Charoong Thai Wire & Cable Public Co., Ltd.                                  130,000              25,117
               Compass East Ind-Foreign                                                     122,000              10,449
               Dynasty Ceramic Public Co., Ltd.                                             232,500              92,702
               Eastern Water Resources Development & Management Public Co.,
               Ltd. (Foreign)                                                             1,081,200              99,525
               Fancy Wood Industries Public Co., Ltd.                                       260,800              34,020
           *   GFPT Public Co., Ltd.                                                         71,400              25,305
               GMM Grammy Public Co., Ltd. (Foreign)                                        765,100             244,802
           *   Golden Land Property Development Public Co., Ltd. (Foreign)                  485,616              77,689
               Hana Microelectronics Public Co., Ltd. (Foreign)                           1,851,409             884,010
               Hermraj Land & Development Public Co., Ltd. (Foreign)                      6,804,400             152,400
               Home Product Center Public Co., Ltd.                                         417,900              64,284
               ICC International Public Co., Ltd. (Foreign)                                 204,600             207,093
           *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                  975,170             542,428
           *   International Engineering Public Co., Ltd. (Foreign)                          20,000                 537
           *   ITV Public Co., Ltd.                                                       2,333,700             683,511
           *   Jasmine International Public Co., Ltd. (Foreign)                           8,436,600             107,975
           *   K.R. Precision Public Co., Ltd. (Foreign)                                    320,598              30,300
               Kang Yong Electric Public Co., Ltd. (Foreign)                                  7,200              11,784
               KCE Electronics Public Co., Ltd. (Foreign)                                   204,000              21,389
           *   Keppel Thai Properties Public Co., Ltd.                                        8,360                 687
               KGI Securities One Public Co., Ltd. (Foreign)                              2,713,846             169,657
               Krungthai Card Public Co., Ltd. (Foreign)                                    230,800             131,220
               Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                            32,200              36,456
               Loxley Public Co., Ltd. (Foreign)                                          2,256,520             153,286
               LPN Development Public Co., Ltd. (Foreign)                                   415,250              33,318
               Major Cineplex Group Public Co., Ltd.                                      1,083,300             314,618
               MBK Development Public Co., Ltd. (Foreign)                                   278,800             332,803
               Media of Medias Public Co., Ltd. (Foreign)                                     9,100               1,377
               MFC Asset Management Public Co., Ltd. (Foreign)                                5,000               2,547
           *   Millennium Steel Public Co., Ltd. (Foreign)                                6,061,600             243,180
               MK Real Estate Development Public Co., Ltd. (Foreign)                        472,260              28,129
               Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                     17,000              92,887
           *   Nakornthai Strip Mill Public Co., Ltd. (Foreign)                          13,202,000             422,412
               Nation Multimedia Group Public Co., Ltd. (Foreign)                           146,259              44,637
               National Finance and Securities Public Co., Ltd. (Foreign)                 1,530,800             508,634
           *   Natural Park Public Co., Ltd. (Foreign)                                   12,385,200             298,732
               Noble Development Public Co., Ltd.                                           260,100              28,039
           *   Pacific Assets Public Co., Ltd. (Foreign)                                    141,000              16,172
               Padaeng Industry Public Co., Ltd. (Foreign)                                   73,800              23,250

               Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                           5,500               3,993
               Phatra Insurance Public Co., Ltd.                                             10,000              27,566
               Picnic Gas & Engineering Public Co., Ltd.                                    521,800             143,839
           *   Prasit Development Public Co., Ltd. (Foreign)                                 29,700               1,097
               Quality Houses Public Co., Ltd. (Foreign)                                  8,362,600             246,988
               Regional Container Lines Public Co., Ltd. (Foreign)                          869,900             663,719
           *   Robinson Department Store Public Co., Ltd. (Foreign)                          18,525               2,079
               Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                        350,000             150,751
               Saha-Union Public Co., Ltd. (Foreign)                                        279,500             108,003
           *   Samart Corporation Public Co., Ltd.                                        1,146,900             153,842
               Sammakorn Public Co., Ltd. (Foreign)                                          75,000               4,024
               Sansiri Public Co., Ltd. (Foreign)                                           780,566              58,019
               Seamico Securities Public Co., Ltd.                                          978,022             127,579
               Serm Suk Public Co., Ltd. (Foreign)                                           10,000               5,021
           *   Shinawatra Satellite Public Co., Ltd. (Foreign)                            1,930,500             798,238
               Siam Food Products Public Co., Ltd. (Foreign)                                  9,000              10,633
               Siam Industrial Credit Public Co., Ltd. (Foreign)                            352,862              50,806
               Siam Makro Public Co., Ltd. (Foreign)                                        486,600             748,523
               Sino-Thai Engineering & Construction Public Co., Ltd.
               (Foreign)                                                                  1,616,500             409,795
               Sri Trang Agro Industry Public Co., Ltd. (Foreign)                            60,992              28,822
               Srithai Superware Public Co., Ltd. (Foreign)                                  16,400               3,936
           *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                     54                  29
           *   STP & I Public Co., Ltd.                                                     138,700               6,111
           *   Sun Tech Group Public Co., Ltd. (Foreign)                                     27,200               1,875
               Supalai Public Co., Ltd. (Foreign)                                           346,000              20,608
           *   SVI Public Co., Ltd.                                                         122,266              26,030
           *   Tanayong Public Co., Ltd. (Foreign)                                          261,000               6,424
           *   Telecomasia Corp. Public Co., Ltd. (Foreign)                               2,633,800             557,487
               Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                        1,493,100             573,280
               Thai Reinsurance Public Co., Ltd. (Foreign)                                  660,300              71,182
               Thai Rung Union Car Public Co., Ltd. (Foreign)                               165,000              28,021
           *   Thai Stanley Electric (Thailand) Public Co., Ltd.                            119,800             368,570
               Thai Union Frozen Products Public Co., Ltd. (Foreign)                         64,800              44,657
               Thai Vegetable Oil-Foreign                                                   482,600             124,718
               Thai Wacoal Public Co., Ltd. (Foreign)                                        78,000              62,392
           *   Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                      361,000              26,122
           *   Tipco Asphalt Public Co., Ltd. (Foreign)                                      95,200              48,502
               TIPCO Foods (Thailand) Public Co., Ltd.                                      147,620              16,204
               TISCO Finance Public Co., Ltd. (Foreign)                                     745,900             463,549
           *   TT&T Public Co., Ltd. (Foreign)                                            6,559,000             506,898
           *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                 126,728               5,989
               Tycoons Worldwide Group Public Co., Ltd. (Foreign)                           804,700             202,017
           *   United Communication Industry Public Co., Ltd. (Foreign)                     139,000             151,385
               United Palm Oil Industry Public Co., Ltd.                                     21,000              19,705
               Vanachai Group Co-Foreign                                                  2,482,066             390,973
               Vinythai Public Co., Ltd. (Foreign)                                        1,833,180             459,681
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $21,247,682)                                                                                      20,630,868
                                                                                                       ----------------

     RIGHTS/WARRANTS -- (0.0%)
           *   Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                        217,330                   0
                                                                                                       ----------------
     (Cost $0)
     TOTAL -- THAILAND
     (Cost $21,247,682)                                                                                      20,630,868
                                                                                                       ----------------

     INDONESIA -- (4.6%)
     COMMON STOCKS -- (4.6%)
           *   PT Artha Graya Investama Sentral Tbk                                       4,773,000              65,106
               PT Asahimas Flat Glass Tbk                                                 1,271,000             353,579
               PT Astra Agro Lestari Tbk                                                  6,656,000           2,549,611
               PT Astra Graphia Tbk                                                       4,549,000             164,579
               PT Bank NISP Tbk                                                          13,832,920           1,360,657
           *   PT Batu Buana                                                                 77,715               1,062
               PT Berlian Laju Tanker Tbk                                                14,767,200           1,456,914
               PT Bhakti Investama Tbk                                                    9,031,500             222,462
           *   PT Branta Mulia Tbk                                                           66,000               6,934
           *   PT Budi Acid Jaya Tbk                                                      1,449,000              17,446
           *   PT Charoen Pokphand Indonesia Tbk                                          3,406,500             153,760
               PT Citra Marga Nusaphala Persada                                           6,649,500             649,167
           *   PT Clipan Finance Indonesia Tbk                                            3,133,000             113,150
               PT Dankos Laboratories Tbk                                                 6,022,800             644,538
           *   PT Davomas Adabi Tbk                                                      20,960,000             320,091
           *   PT Dharmala Intiland                                                         277,400               9,343
               PT Dynaplast Tbk                                                           1,038,000             160,523
               PT Enseval Putera Megatrading Tbk                                          6,380,000             481,972
           *   PT Eterindo Wahanatama Tbk                                                   397,000               9,335
           *   PT Ever Shine Textile Tbk                                                  4,029,640              31,753
           *   PT GT Petrochem Industries Tbk                                               918,000              48,749
           *   PT Hero Supermarket Tbk                                                       33,000              10,950
           *   PT Indal Aluminium Industry                                                   47,000               1,189
               PT Indorama Synthetics Tbk                                                 2,211,000             139,127
           *   PT Jaya Real Property Tbk                                                    393,500              98,848
               PT Kalbe Farma Tbk                                                        25,907,600           2,114,538
           *   PT Karwell Indonesia Tbk                                                     138,000               5,945
           *   PT Kawasan Industry Jababeka Tbk                                          43,401,000             568,021
           *   PT Keramika Indonesia Assosiasi Tbk                                          100,000               1,839
               PT Komatsu Indonesia Tbk                                                     860,000             357,609
               PT Lautan Luas Tbk                                                         1,887,500             124,948
               PT Matahari Putra Prima Tbk                                                2,609,000             155,838
               PT Mayorah Indah Tbk                                                       2,473,500             310,980
           *   PT Metrodata Electronics Tbk                                               3,981,000              37,436
           *   PT Modern Photo Tbk                                                           40,000               2,433
           *   PT Mulia Industrindo                                                         542,000              16,449
           *   PT Mustika Ratu Tbk                                                          723,000              30,300
           *   PT Pakuwon Jati Tbk                                                           63,000               3,111
           *   PT Panasia Indosyntec Tbk                                                     79,000               4,150
           *   PT Panin Insurance Tbk                                                     7,979,000             255,175
           *   PT Prasidha Aneka Niaga Tbk                                                   84,000                 794
               PT Pudjiadi Prestige, Ltd. Tbk                                                45,500               1,315
           *   PT Putra Sejahtera Pioneerindo                                                29,000               1,219
               PT Rig Tenders Indonesia Tbk                                               1,780,000             167,429
               PT Selamat Semp Tbk                                                        1,920,000              60,202
           *   PT Semen Cibinong Tbk                                                        702,000              34,951
           *   PT Sinar Mas Agro Resources and Technology Tbk                                87,792              38,970
               PT Summarecon Agung Tbk                                                    6,332,000             636,078

           *   PT Sunson Textile Manufacturer Tbk                                           343,000              10,995
           *   PT Suparma Tbk                                                             2,400,000              66,967
           *   PT Surabaya Agung Industri Pulp & Paper                                       64,500                 440
           *   PT Surya Dumai Industri Tbk                                                3,298,500             124,759
           *   PT Suryamas Dutamakmur                                                       125,000               2,430
               PT Tempo Scan Pacific Tbk                                                    471,500             345,518
           *   PT Texmaco Jaya Tbk                                                           93,000              28,824
               PT Timah Tbk                                                               1,701,000             409,955
               PT Trias Sentosa Tbk                                                       9,198,400             178,941
               PT Trimegah Sec Tbk                                                        9,961,000             151,600
               PT Tunas Ridean Tbk                                                        1,987,000             172,941
           *   PT Ultrajaya Milk Industry & Trading Co. Tbk                                 390,000              12,289
               PT Unggul Indah Corp. Tbk                                                     48,239              15,205
               PT United Tractors                                                           501,760             172,284
           *   PT Wicaksana Overseas International                                           28,560                 390
                                                                                                       ----------------

     TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                       15,694,113
                                                                                                       ----------------

     POLAND -- (2.2%)
     COMMON STOCKS -- (2.2%)
           *   Amica Wronki SA                                                               18,410             170,405
           *   Budimex SA                                                                    33,325             487,162
           *   Cersanit-Krasnystaw SA                                                        22,217             709,727
           *   Computerland SA                                                               14,630             437,669
               Debica SA                                                                     22,742             557,751
           *   Echo Investment SA                                                            23,155             603,956
           *   Fabryki Mebli Forte SA                                                        39,475             126,145
           *   Farmacol SA                                                                   39,250             349,870
           *   Huta Ferrum SA                                                                   309                 813
           *   Impexmetal SA                                                                 26,519             319,649
           *   IVAX Corp.                                                                    24,547             461,700
               Kroscienskie Huty Szkla Krosno SA                                              2,000              61,011
           *   Lentex SA                                                                     13,464              59,112
           *   Mostostal Export SA                                                           42,087              13,130
               Mostostal Siedlce SA                                                          17,520             153,065
           *   Mostostal Warszawa SA                                                         18,600              33,784
           *   Mostostal Zabrze Holding SA                                                   18,293               3,898
               Netia Holdings SA                                                            117,106             131,888
           *   Ocean Company SA                                                               8,530                 302
           *   Optimus Technologie                                                            7,500              15,560
               Orbis SA                                                                      32,000             215,923
               Polifarb Cieszyn Wroclaw SA                                                   98,435             198,546
               Polska Grupa Farmaceutyczna SA                                                25,329             400,255
           *   Prosper SA                                                                    12,770              40,664
               Przedsiebiorstwo Farmaceutyczne JELFA SA                                      14,330             247,098
           *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                               16,774              18,735
           *   Raciborska Fabryka Kotlow SA                                                  37,758             134,029
           *   Softbank SA                                                                   51,313             374,027
           *   Stalexport SA                                                                 90,737              47,875
           *   Ster-Projekt SA                                                               20,650              46,143
               Zaklad Przetworstwa Hutniczego Stalprodukt SA                                  8,169             169,675
               Zaklady Metali Lekkich Kety SA                                                19,615             637,825
           *   Zaklady Tluszcowe Kruszwica SA                                                23,610             195,267
                                                                                                       ----------------

     TOTAL -- POLAND
     (Cost $4,725,756)                                                                                        7,422,659
                                                                                                       ----------------

     PHILIPPINES -- (1.9%)
     COMMON STOCKS -- (1.9%)
               Alaska Milk Corp.                                                          1,404,000              82,573
               Bacnotan Consolidated Industries, Inc.                                       122,234              25,764
           *   Belle Corp.                                                               20,937,000             450,448
           *   C & P Homes, Inc.                                                          6,477,000              30,626
           *   Digital Telecommunications (Philippines), Inc.                            20,973,000             422,152
               EDSA Properties Holdings, Inc.                                             1,759,970              22,096
           *   EEI Corp.                                                                  1,108,000              12,048
           *   Fil-Estate Land, Inc.                                                      3,170,700              32,323
           *   Filinvest Development Corp.                                                4,664,500             105,830
           *   Filinvest Land, Inc.                                                      25,798,050             670,692
               Ginebra San Miguel, Inc.                                                   1,065,200             604,620
           *   Global Equities, Inc.                                                        886,462               1,330
           *   House of Investments, Inc.                                                   732,000              16,502
           *   International Container Terminal Services, Inc.                            4,593,837             629,908
           *   Ionics, Inc.                                                                 769,825              18,535
           *   iVantage Corp.                                                               593,400               7,682
               Keppel Philippines Marine, Inc.                                              610,000               6,716
           *   Lepanto Consolidated Mining Co. Series B                                   1,925,000              11,976
           *   Mabuhay Holdings Corp.                                                       516,000               1,419
           *   Macroasia Corp.                                                            2,237,500              73,450
           *   Manila Jockey Club, Inc.                                                     130,622               7,203
           *   Megaworld Properties & Holdings, Inc.                                     21,843,500             551,118
           *   Metro Pacific Corp.                                                       45,763,860             316,917
           *   Philex Mining Corp. Series B                                                 150,000               2,801
           *   Philippine Bank of Communications                                             14,726              18,623
           *   Philippine National Bank                                                     929,975             595,625
           *   Philippine National Construction Corp.                                       173,000              10,702
               Philippine Savings Bank                                                      317,212             191,862
           *   Pilipino Telephone Corp.                                                   1,692,000              98,929
           *   Prime Orion Philippines, Inc.                                              2,920,000              12,042
               Republic Glass Holding Corp.                                                 507,500              17,208
           *   RFM Corp.                                                                  2,378,934              34,882
               Robinson's Land Corp. Series B                                             3,402,000             301,903
               Security Bank Corp.                                                          320,842             172,196
               SM Development Corp.                                                       4,971,000             142,067
               Soriano (A.) Corp.                                                         3,430,211             124,880
               Union Bank of the Philippines                                                 47,500              24,785
           *   United Paragon Mining Corp.                                                  322,500               1,182
           *   Universal Rightfield Property Holdings, Inc.                               1,062,000                 545
               Universal Robina Corp.                                                     3,158,100             754,635
           *   Victorias Milling Co., Inc.                                                  139,680               2,228
           *   Vitarich Corp.                                                               176,000                 864
                                                                                                       ----------------

     TOTAL -- PHILIPPINES
     (Cost $6,061,276)                                                                                        6,609,887
                                                                                                       ----------------

     INDIA -- (1.4%)
     COMMON STOCKS -- (1.4%)
           *   Adani Exports, Ltd.                                                          128,535             187,130
           *   Alstom Projects India, Ltd.                                                   38,197             210,134
           *   Amtek Auto, Ltd.                                                              54,884             195,459
           *   Apollo Hospitals Enterprise, Ltd.                                             23,706             176,257
           *   Asahi India Glass, Ltd.                                                       45,571             186,677
           *   Aurobindo Pharmaceuticals, Ltd.                                               28,933             194,328
           *   Bajaj Hindusthan, Ltd.                                                        26,228              84,050
           *   Ballarpur Industries, Ltd.                                                    47,630             130,688
           *   Balrampur Chini Mills, Ltd.                                                  132,104             171,186
           *   Birla Corp., Ltd.                                                             17,000              70,584
           *   Bombay Dyeing & Manufacturing Co., Ltd.                                       11,587              83,236
           *   Chambal Fertilizers & Chemicals, Ltd.                                        121,939              88,792
           *   Divi's Laboratories, Ltd.                                                      3,849              95,526
           *   Federal Bank, Ltd.                                                            19,761              74,868
           *   Glaxosmithkline Consumer Healthcare, Ltd.                                     12,364             105,404
           *   GTL, Ltd.                                                                     42,241              96,565
           *   Hexaware Technologies, Ltd.                                                   66,714             194,257
           *   Hinduja TMT, Ltd.                                                             12,284              94,496
           *   Hindustan Construction, Ltd.                                                   6,012              75,804
           *   Hotel Leelaventure, Ltd.                                                      21,274              95,667
           *   IndusInd Bank, Ltd.                                                           85,132             119,504
           *   Ispat Industries, Ltd.                                                       394,710             186,603
               Jammu & Kashmir Bank, Ltd.                                                    14,566             111,881
           *   Jindal Stainless, Ltd.                                                        33,010              74,793
           *   Marico, Ltd.                                                                  29,761             181,568
           *   Max India, Ltd.                                                               12,128             158,222
           *   McDowell & Co., Ltd.                                                          29,475             196,299
           *   Micro Inks, Ltd.                                                               6,793              90,182
           *   Motherson Sumi Systems, Ltd.                                                 133,835             199,765
           *   Pantaloon Retail India, Ltd.                                                   2,578              69,775
           *   Pidilite Industries, Ltd.                                                      5,780              61,927
           *   Shree Cement, Ltd.                                                            10,463              83,465
           *   Sterling Biotech, Ltd.                                                        73,211             134,269
           *   Sundram Fastners, Ltd.                                                        59,875             182,714
           *   Thermax, Ltd.                                                                 13,251             195,886
           *   Titan Industries, Ltd.                                                        12,697              86,986
           *   Tube Investments of India, Ltd.                                               11,099              78,479
           *   TVS Motor Co., Ltd.                                                           60,259             102,137
                                                                                                       ----------------

     TOTAL -- INDIA
     (Cost $4,991,989)                                                                                        4,925,563
                                                                                                       ----------------

     HUNGARY -- (1.4%)
     COMMON STOCKS -- (1.4%)
           *   Danubius Hotel & Spa RT                                                       58,038           1,307,560
               Delmagyarorszagi Aramszolgaltato Demasz RT                                    15,581           1,039,675
           *   Fotex First Hungarian-American Photo Service Co.                             749,391             905,560
           *   Globus Konzervipari RT                                                       101,338             186,259
           *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                            67,414             417,005
           *   North American Business Industries RT                                         51,024              62,913
           *   Pannonplast P.L.C.                                                            39,441             286,134
           *   Raba Hungarian Railway Carriage & Machine Works                              143,528             459,296
           *   Synergon Information Systems Ltd., Budapest                                   30,190              70,218
               Zwack Unicum Liqueur Industry & Trading Co., Ltd.                              1,100              49,693
                                                                                                       ----------------

     TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                        4,784,313
                                                                                                       ----------------

     ARGENTINA -- (0.7%)
     COMMON STOCKS -- (0.7%)
           *   Alpargatas SA Industrial y Comercial                                           1,007               1,212
               Banco del Sud Sociedad Anonima Series B                                       89,000             118,836
           *   Banco Suquia SA                                                               76,789              12,532
           *   Capex SA Series A                                                             26,370              49,990
               Celulosa Argentina SA Series B                                                 6,375               7,524
           *   Central Costanera SA Series B                                                 50,000              56,047
           *   Central Puerto SA Series B                                                    61,000              34,591
               Cresud SA Comercial Industrial Financiera y Agropecuaria                     201,401             249,663
               DYCASA SA (Dragados y Construcciones Argentina) Series B                      23,052              24,510
           *   Ferrum SA de Ceramica y Metalurgica Series B                                  25,200              29,079
               Fiplasto SA Comercial y Industrial                                            12,000               5,104
           *   Garovaglio y Zorraquin SA                                                     14,160               2,427
               Importadora y Exportadora de la Patagonia Series B                            11,500              68,246
               Introductora de Buenos Aires SA Series A                                       9,832               4,862
           *   IRSA Inversiones y Representaciones SA                                       379,635             453,085
           *   Juan Minetti SA                                                              131,531             144,403
               Ledesma S.A.A.I.                                                             387,128             227,185
           *   Metrogas SA Series B                                                          90,000              40,057
           *   Polledo SA Industrial y Constructora y Financiera                             88,891              19,635
           *   Quimica Estrella SA Series B                                                  30,460               9,440
           *   Renault Argentina SA                                                         624,451             169,847
           *   Sol Petroleo SA                                                               50,662              13,178
               Solvay Indupa S.A.I.C.                                                       440,500             595,435
                                                                                                       ----------------
     TOTAL COMMON STOCKS
     (Cost $2,451,971)                                                                                        2,336,888
                                                                                                       ----------------

     INVESTMENT IN CURRENCY -- (0.0%)
           *   Argentine Peso                                                                                   118,681
                                                                                                       ----------------
     (Cost $116,655)
     TOTAL -- ARGENTINA
     (Cost $2,568,626)                                                                                        2,455,569
                                                                                                       ----------------

     UNITED STATES -- (0.0%)
     COMMON STOCKS -- (0.0%)
           *   TTI Team Telecom International, Ltd.                                           2,940               6,791
                                                                                                       ----------------
     (Cost $12,241)

                                                                                        FACE
                                                                                        AMOUNT              VALUE+
                                                                                   ----------------    ----------------
                                                                                         (000)
     TEMPORARY CASH INVESTMENTS -- (0.8%)
               Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
               06/01/05 (Collateralized by $2,710,000 FNMA Notes 2.95%,
               11/14/07, valued at $2,706,613) to be repurchased at $2,666,214     $          2,666           2,666,000
                                                                                                       ----------------
     (Cost $2,666,000)

TOTAL INVESTMENTS - (100.0%)
(Cost $283,588,855)                                                                                    $    341,627,598
                                                                                                       ----------------

----------
+    Securities have been fair valued.  See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
TAIWAN -- (12.6%)
COMMON STOCKS -- (12.5%)
      *   A.G.V. Products Corp.                                                   327,000   $        78,754
          Ability Enterprise Co., Ltd.                                            271,000           124,590
          Abit Computer Co., Ltd.                                                 835,498            40,490
      *   Abocom Systems, Inc.                                                    105,000            36,963
      *   Accton Technology Corp.                                                 855,000           430,989
          Acer, Inc.                                                            1,544,235         2,921,761
      *   Allis Electric Co., Ltd.                                                 86,320            16,819
          Altek Corp.                                                              36,000            35,574
      *   Ambassador Hotel                                                        605,000           490,917
          Amtran Technology Co., Ltd.                                             680,324           347,467
      *   Apex Science & Engineering Corp.                                        103,000            14,555
      *   Arima Computer Corp.                                                  1,851,000           447,114
          Asia Cement Corp.                                                     6,392,115         4,086,269
          Asia Chemical Corp.                                                     357,000            99,253
          Asia Polymer Corp.                                                      272,160           126,746
      *   Askey Computer Co., Ltd.                                                723,917           409,110
          Audix Co., Ltd.                                                          56,000            65,766
      *   Aurora Corp.                                                            448,650           270,083
          Aurora Systems Corp.                                                    157,000            69,059
          Avision, Inc.                                                           240,000           122,081
          Bank of Kaohsiung Co., Ltd.                                             966,622           645,777
      *   Behavior Tech Computer Corp.                                            544,000           191,987
      *   Bes Engineering Corp.                                                 2,010,089           280,364
      *   Carnival Industrial Corp.                                               336,000            70,932
          Cathay Chemical Works, Inc.                                             131,000            37,929
          Cathay Real Estate Development Co., Ltd.                              2,493,421         1,044,444
      *   Central Insurance Co., Ltd.                                             336,020           104,357
          Central Reinsurance Co., Ltd.                                           538,550           216,652
      *   Chang Hwa Commercial Bank                                            10,732,459         6,030,722
      *   Chang-Ho Fibre Corp.                                                     50,000            21,217
      *   Charoen Pokphand Enterprises Co., Ltd.                                   96,000            15,288
          Cheng Loong Corp.                                                     1,798,480           559,929
      *   Chia Her Industrial Co., Ltd.                                           699,000            44,475
      *   Chia Hsin Cement Corp.                                                1,216,000           443,889
      *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                              812,250            71,018
          Chia-I Industrial Co., Ltd.                                             474,000            91,540
      *   Chien Tai Cement Co., Ltd.                                              282,238             7,049
          China Airlines                                                        9,373,939         5,188,714
          China Chemical & Pharmaceutical Co.                                     300,240           114,384
      *   China Development Financial Holding Corp.                            20,000,000         7,617,330
          China Electric Manufacturing Co., Ltd.                                  306,000            89,574
      *   China General Plastics Corp.                                            314,000            89,709
      *   China Glaze Co., Ltd.                                                    54,000            11,329

      *   China Life Insurance Co., Ltd.                                        1,148,763           488,731
      *   China Man-Made Fiber Co., Ltd.                                          952,020           408,161
          China Motor Co., Ltd.                                                 3,157,000         3,247,583
      *   China Petrochemical Development Corp.                                 2,716,000           646,830
      *   China Rebar Co., Ltd.                                                 1,009,328            84,913
          China Steel Structure Co., Ltd.                                         173,873            80,357
      *   China Synthetic Rubber Corp.                                            497,948           165,330
      *   China United Trust & Investment Corp.                                   534,289            65,689
      *   China Wire & Cable Co., Ltd.                                            379,000            48,729
          Chinatrust Financial Holdings Co., Ltd.                                 241,686           271,513
          Chin-Poon Industrial Co., Ltd.                                          514,716           283,164
      *   Chun Yu Works & Co., Ltd.                                               230,000            56,185
          Chun Yuan Steel Industrial Co., Ltd.                                    756,050           435,915
          Chung Hsin Electric & Machinery Co., Ltd.                               646,000           278,434
          Chung Hwa Pulp Corp.                                                    999,419           336,961
      *   Chung Shing Textile Co., Ltd.                                           228,600             2,941
      *   Chungwa Picture Tubes Co., Ltd.                                      15,536,000         6,802,487
          Clevo Co.                                                               822,848           282,376
          CMC Magnetics Corp.                                                   7,126,000         3,289,183
          Collins Co., Ltd.                                                       328,758           109,914
          Compal Electronics, Inc.                                              2,118,000         2,025,155
      *   Compeq Manufacturing Co., Ltd.                                        1,514,000           502,022
      *   Compex International Co. Ltd.                                            46,400               296
          Continental Engineering Corp.                                         1,840,965           817,978
      *   Cosmos Bank Taiwan                                                    4,232,000         2,009,236
          CTCI Corp.                                                            1,049,154           554,437
          Cyntec Co., Ltd.                                                         33,600            28,354
      *   Da-Cin Construction Co., Ltd.                                           229,000            58,369
      *   Delpha Construction Co., Ltd.                                           228,044            30,020
          Der Pao Construction Co., Ltd.                                          483,000           108,613
          DFI, Inc.                                                                64,000            38,046
          Edom Technology Co., Ltd.                                                68,000            56,071
          Elan Microelectronincs Corp.                                             45,000            21,859
      *   Elite Material Co., Ltd.                                                 93,000            20,942
          Elitegroup Computer Systems Co., Ltd.                                 1,384,250           881,334
      *   Enlight Corp.                                                           250,000            79,424
      *   EnTie Commercial Bank                                                 3,763,474         1,297,577
      *   ET Internet Technology Corp.                                            354,676           141,002
          Eten Information Systems, Ltd.                                          134,000            91,948
          Eternal Chemical Co., Ltd.                                            1,075,000           720,217
      *   Eva Airways Corp.                                                     9,548,071         4,729,757
      *   Ever Fortune Industrial Co., Ltd.                                       409,000             4,303
      *   Everest Textile Co., Ltd.                                               432,177            96,135
          Evergreen International Storage & Transport Corp.                     2,303,000           877,084
          Evergreen Marine Corp., Ltd.                                          2,170,457         1,941,335
          Everlight Chemical Industrial Corp.                                     306,950            93,429
      *   Everspring Industry Co., Ltd.                                           206,000            46,420
          Far East Department Stores, Ltd.                                      2,431,000         1,331,777
          Far East Textile, Ltd.                                               10,566,613         7,916,095
      *   Far Eastern International Bank                                          825,000           449,199
          Federal Corp.                                                           353,000           188,818
      *   FIC Global, Inc.                                                        640,080            77,607
          First Copper Technology Co., Ltd.                                       322,750            82,890

      *   First Financial Holding Co., Ltd.                                     3,071,000         2,493,860
          First Hotel                                                             130,380            93,329
          Formosa Taffeta Co., Ltd.                                             4,993,706         2,437,007
      *   Formosan Rubber Group, Inc.                                             562,000           225,684
          Formosan Union Chemical Corp.                                           195,247            66,493
          Fortune Electric Co., Ltd.                                              191,000            55,598
      *   Fu I Industrial Co., Ltd.                                               264,000            49,321
          Fuh-Hwa Financial Holding Co., Ltd.                                   6,221,953         3,295,759
          Fwuson Industry Co., Ltd.                                               302,000            48,663
      *   G.T.M. Corp.                                                            133,000            43,233
      *   Giga Storage Corp.                                                      209,898            64,979
          Giga-Byte Technology Co., Ltd.                                        1,190,750         1,304,808
      *   Gold Circuit Electronics, Ltd.                                          714,140           320,668
      *   Goldsun Development & Construction Co., Ltd.                          1,691,000           396,503
      *   Grand Pacific Petrochemical Corp.                                       347,000           100,905
          Great China Metal Industry Co., Ltd.                                    461,000           226,541
          Great Wall Enterprise Co., Ltd.                                         376,980           109,194
      *   Helix Co., Ltd                                                          158,211            26,058
          Hey Song Corp.                                                          763,000           233,343
          Ho Tung Holding Corp.                                                   781,628           180,247
      *   Hocheng Corp.                                                           364,000            88,942
          Hong Ho Precision Textile Co., Ltd.                                      93,889             9,837
          Hong Tai Electric Industrial Co., Ltd.                                  282,000            77,367
      *   Hsinchu International Bank                                            1,615,834           947,049
          Hsing Ta Cement Co., Ltd.                                               376,980           109,357
          Hua Eng Wire & Cable Co., Ltd.                                          702,035           134,971
          Hua Nan Financial Holding Co., Ltd.                                      80,774            62,351
      *   Hualon Corp.                                                            257,040             8,851
      *   Hung Ching Development & Construction Co., Ltd.                         528,000            60,654
          Hung Poo Construction Corp.                                             430,000           306,722
      *   Hung Sheng Construction Co., Ltd.                                       981,000           499,243
          International Bank of Taipei                                          3,672,734         2,523,717
          Inventec Corp.                                                        5,395,550         2,492,740
      *   Jean Co., Ltd.                                                          154,000            34,980
          Jui Li Enterprise Co., Ltd.                                             195,000            46,660
          Jung Shing Wire Co., Ltd.                                               123,000            38,359
          Kang Na Hsiung Co., Ltd.                                                 74,271            31,092
      *   Kao Hsing Chang Iron & Steel Corp.                                      520,000           138,996
      *   Kee Tai Properties Co., Ltd.                                            272,000            49,271
          King Yuan Electronics Co., Ltd.                                       1,397,172         1,268,078
      *   Kingdom Construction Co., Ltd.                                          464,000           109,837
          Kinpo Electronics, Inc.                                               2,613,240         1,129,527
          Knowledge-Yield-Excellence Systems Corp.                                289,000           212,797
      *   Kuoyang Construction Co., Ltd.                                          136,029            38,966
      *   Kwong Fong Industries Corp.                                             230,000            24,373
          Lan Fa Textile Co., Ltd.                                                301,395            69,962
      *   Lead Data Co., Ltd.                                                     444,140            76,871
      *   Leadtek Research, Inc.                                                  112,000            56,100
      *   Lealea Enterprise Co., Ltd.                                             658,000            86,454
          Lee Chang Yung Chemical Industry Corp.                                  857,501           438,866
      *   Lee Chi Enterprises Co., Ltd.                                           196,000            47,063
      *   Lelon Co., Ltd.                                                         132,118            51,224
      *   Leofoo Development Co., Ltd.                                            238,000           142,762
      *   Les Enphants Co., Ltd.                                                  126,000            64,071

      *   Li Peng Enterprise Co., Ltd.                                            694,000           143,340
          Li Shin International Enterprise Corp.                                   39,900            21,096
          Lien Hwa Industrial Corp.                                             1,116,000           376,956
          Lingsen Precision Industries, Ltd.                                      211,320            81,792
          Long Bon Development Co., Ltd.                                          694,000           191,143
          Long Chen Paper Co., Ltd.                                               628,000           158,541
          Lucky Cement Corp.                                                      449,000           101,936
      *   Luxon Electronics Corp.                                                 313,400            44,846
      *   Macronix International Co., Ltd.                                      8,709,000         1,363,361
          Mega Financial Holding Co., Ltd.                                     18,530,000        12,005,790
      *   Megamedia Corp.                                                          65,782               545
          Mercuries & Associates, Ltd.                                            706,980           179,039
          Mercuries Data Co., Ltd.                                                142,657            41,412
          Merida Industry Co., Ltd.                                               171,000           107,520
      *   Microelectronics Technology, Inc.                                       621,000           248,046
          Micro-Star International Co., Ltd.                                    1,471,400         1,142,865
      *   Microtek International, Inc.                                            115,062            17,933
          Mitac International Corp.                                             2,265,120         2,411,355
          Mitac Technology Corp.                                                  171,000           128,962
          Mustek Systems, Inc.                                                    250,500            68,248
      *   Namchow Chemical Industrial Co., Ltd.                                   164,057            26,404
      *   Nankang Rubber Tire Co., Ltd.                                           104,312            96,653
          Nantex Industry Co., Ltd.                                               186,430            70,144
      *   New Asia Construction & Development Co., Ltd.                           146,000            16,666
          Nien Hsing Textile Co., Ltd.                                            118,000            98,564
          Ocean Plastics Co., Ltd.                                                128,000            45,106
      *   Opto Tech Corp.                                                         483,000           110,587
      *   Orient Semiconductor Electronics, Ltd.                                  648,713            56,050
      *   Pacific Construction Co., Ltd.                                          324,256            18,127
      *   Pacific Electric Wire & Cable Corp.                                   1,873,020            31,053
          Pan Jit International, Inc.                                             157,000            78,146
          Pan Overseas Electronics Co., Ltd.                                      187,864            46,038
      *   Pan-International Industrial Corp.                                      198,450           281,267
          Phihong Technology Co., Ltd.                                            239,110            71,670
          Phoenix Precision Technology Corp.                                      602,000           597,276
      *   Picvue Electronics, Ltd.                                                604,000            68,764
          Premier Image Technology Corp.                                          209,000           232,108
          Primax Electronics, Ltd.                                                484,744           115,955
      *   Prince Housing & Development Corp.                                    1,536,000           389,815
      *   Procomp Informatics, Ltd.                                               391,440                 0
          Prodisc Technology, Inc.                                              1,339,157           452,419
      *   Radium Life Tech Corp.                                                   85,534            43,902
          Ralec Electronic Corp.                                                  172,450            72,967
          Realtek Semiconductor Corp.                                           1,364,000         1,381,094
      *   Rectron, Ltd.                                                            78,300            10,893
          Rexon Industrial Corp., Ltd.                                            218,820            67,432
          Ritek Corp.                                                           3,638,518         1,275,854
      *   Ruentex Development Co., Ltd.                                         1,099,000           225,098
          Sampo Corp.                                                           2,082,850           361,512
      *   San Fang Chemical Industry Co., Ltd.                                    207,280           119,366
          Sanyang Industrial Co., Ltd.                                          1,570,000           685,877
          Sanyo Electric Co., Ltd.                                                451,000           241,667
      *   SDI Corp.                                                               191,483            71,271
          Sheng Yu Steel Co., Ltd.                                                  5,000             5,230
          Shihlin Electric & Engineering Corp.                                  1,048,000           750,104

      *   Shihlin Paper Corp.                                                     400,000           281,475
          Shinkong Co., Ltd.                                                      186,190            89,761
      *   Shinkong Synthetic Fibers Co., Ltd.                                   2,561,000           535,229
          Shinung Corp.                                                           290,700            61,683
          Shuttle, Inc.                                                           204,000           104,757
      *   Silicon Integrated Systems Corp.                                      2,630,423         1,427,225
          Siliconware Precision Industries Co., Ltd.                            1,128,000         1,068,941
      *   Sin Yih Ceramic Co., Ltd.                                               211,000            44,052
          Sincere Navigation Corp.                                                382,052           414,414
      *   Sinkong Spinning Co., Ltd.                                              195,000            69,107
          SinoPac Holdings Co., Ltd.                                            6,415,997         3,415,298
      *   Sintek Photronics Corp.                                               1,334,000           580,187
      *   Siward Crystal Technology Co., Ltd.                                      40,789            20,437
      *   Solomon Technology Corp.                                                338,000            65,495
      *   South East Soda Manufacturing Co., Ltd.                                 233,000            52,920
      *   Southeast Cement Co., Ltd.                                              656,700           129,676
      *   Space Shuttle Hi-Tech Co., Ltd.                                         177,000            19,808
          Standard Foods Taiwan, Ltd.                                             288,000           105,340
          Stark Technology, Inc.                                                  150,000            72,659
          Sunonwealth Electric Machine Industry Co., Ltd.                          21,000             8,877
          Systex Corp., Ltd.                                                    1,541,341           505,839
          Ta Chen Stainless Pipe Co., Ltd.                                         81,000            39,642
      *   Ta Chong Bank                                                         2,711,906           812,719
      *   Ta Jung Transportation Co., Ltd.                                        602,000           153,812
          Ta Ya Electric Wire & Cable Co., Ltd.                                   621,860           190,566
          Tah Hsin Industrial Corp.                                               268,000            94,651
          Ta-I Technology Co., Ltd.                                               151,200            89,150
      *   Taichung Commercial Bank                                              2,479,000           704,883
      *   Tainan Business Bank                                                    749,000           277,888
          Tainan Spinning Co., Ltd.                                             3,261,000           748,443
      *   Taita Chemical Co., Ltd.                                                223,000            62,452
      *   Taitung Business Bank                                                   163,395            33,068
      *   Taiwan Business Bank                                                 11,323,412         3,592,081
          Taiwan Cement Corp.                                                   7,528,763         4,273,469
          Taiwan Fire & Marine Insurance Co., Ltd.                                406,077           196,903
      *   Taiwan Flourescent Lamp Co., Ltd.                                       124,000            49,315
          Taiwan Glass Ind. Corp.                                               2,245,896         2,138,904
      *   Taiwan Kolin Co., Ltd.                                                  905,000           241,411
          Taiwan Mask Corp.                                                       525,000           237,761
          Taiwan Navigation Co., Ltd.                                             116,354            86,365
      *   Taiwan Pulp & Paper Corp.                                               238,000            55,043
          Taiwan Sakura Corp.                                                     252,900            63,902
          Taiwan Sogo Shinkong Security Co., Ltd.                                 563,860           337,559
      *   Taiwan Tea Corp.                                                        992,215           151,789
      *   Tatung Co., Ltd.                                                      9,309,000         2,966,840
      *   Tay-Shan Enterprises Co., Ltd.                                          372,320            73,067
          Teapo Electronic Corp.                                                   80,580            19,742
          Teco Electric & Machinery Co., Ltd.                                   3,789,834         1,098,094
          Tecom, Ltd.                                                             406,753           195,790
          Test-Rite International Co., Ltd.                                        97,005            61,478
      *   The Chinese Bank                                                      2,740,000           433,166
      *   The Farmers Bank of China                                             3,670,160         1,161,097
          The First Insurance Co., Ltd.                                           203,840           104,712
          Ton Yi Industrial Corp.                                               4,114,810         1,021,162

          Tsann Kuen Enterprise Co., Ltd.                                         253,870           295,580
          TSRC Corp.                                                            1,141,000           567,709
          Tung Ho Steel Enterprise Corp.                                          722,323           459,514
      *   Twinhead International Corp.                                            211,017            33,846
          TYC Brother Industrial Co., Ltd.                                        261,000           190,285
      *   Tycoons Group Enterprise Co., Ltd.                                      401,000            92,707
          Ulead Systems, Inc.                                                      66,000            59,266
      *   Union Bank of Taiwan                                                  3,637,577         1,114,658
      *   Union Insurance Co., Ltd.                                               787,454           181,159
          Uni-President Enterprises Corp.                                       7,962,130         3,591,312
      *   Unitech Printed Circuit Board Corp.                                     433,000           140,206
          United Epitaxy Co., Ltd.                                                421,978           230,301
      *   United Microelectronics Corp.                                        29,761,000        20,051,403
      *   Universal Cement Corp.                                                  465,360           164,664
      *   Universal Microelectronics Co., Ltd.                                     69,010            21,206
          Universal Scientific Industrial Co., Ltd.                             1,316,800           499,416
          UPC Technology Corp.                                                  1,370,840           481,150
          USI Corp.                                                             1,432,000           470,987
      *   U-TECH Media Corp.                                                      120,000            47,250
      *   Ve Wong Corp.                                                           177,000            46,289
      *   Via Technologies, Inc.                                                2,917,402         1,887,443
      *   Visual Photonics Epitacy Co., Ltd.                                       86,000            19,422
      *   Walsin Lihwa Corp.                                                    7,240,000         3,019,884
          Walsin Technology Corp., Ltd.                                           550,191           296,631
          Wan Hwa Enterprise Co., Ltd.                                            260,590           113,092
          Waterland Financial Holdings                                          4,553,000         1,911,276
      *   Wei Chih Steel Industrial Co., Ltd.                                     211,898            33,317
      *   Wei Chuan Food Corp.                                                    420,000           127,672
          Weltrend Semiconductor, Inc.                                            106,000            39,756
      *   Winbond Electronics Corp.                                             9,457,000         3,032,711
          Wintek Corp.                                                            128,432           172,308
          Wistron Corp.                                                         2,039,101         1,433,670
          World Peace Industrial Co., Ltd.                                        314,700           180,437
          Wus Printed Circuit Co., Ltd.                                           617,406           219,129
      *   Yageo Corp.                                                           4,270,840         1,613,497
          Yang Ming Marine Transport Corp.                                      1,078,058           945,670
      *   Yi Jinn Industrial Co., Ltd.                                            387,000            46,217
          Yieh Phui Enterprise Co., Ltd.                                        1,882,478           961,579
          Yosun Industrial Corp.                                                  286,116           194,804
          Yuen Foong Yu Paper Manufacturing Co., Ltd.                           2,827,926         1,069,148
          Yulon Motor Co., Ltd.                                                 3,867,263         4,482,480
          Yung Chi Paint & Varnish Manufacturing Co., Ltd.                          1,000             1,309
          Yung Shin Pharmaceutical Industrial Co., Ltd.                           268,000           267,310
          Yung Tay Engineering Co., Ltd.                                          574,000           299,626
          Zig Sheng Industrial Co., Ltd.                                          477,764           131,467
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $197,469,867)                                                                             210,305,089
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.1%)
      *   Taiwan Dollar                                                                           2,130,393
                                                                                            ---------------
(Cost $2,140,116)
TOTAL -- TAIWAN
(Cost $199,609,983)                                                                             212,435,482
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
SOUTH KOREA -- (12.5%)
COMMON STOCKS -- (12.5%)
          Aekyung Petrochemical Co., Ltd.                                          10,140           188,134
      *   Anam Semiconductor, Inc.                                                519,149         1,091,486
          Asia Cement Manufacturing Co., Ltd.                                       9,438           318,175
          AUK Corp.                                                                24,000            82,155
          Baiksan Co., Ltd.                                                        41,550            41,134
      *   Boo Kook Securities Co., Ltd.                                            17,385           112,801
          BYC Co., Ltd.                                                               810            44,933
      *   Byuck San Corp.                                                           2,132            34,625
          Byuck San Engineering and Construction Co., Ltd.                         87,860           429,347
      *   Capro Corp.                                                              16,830            83,294
          Cheil Industrial, Inc.                                                   95,804         1,576,163
      *   Cho Kwang Leather Co., Ltd.                                               4,860            15,382
          Choil Aluminium Manufacturing Co., Ltd.                                   5,770            35,854
          Chon Bang Co., Ltd.                                                       2,520            87,740
          Chong Kun Dang Pharmaceutical Corp.                                      11,299           140,151
          Choongwae Pharmaceutical Corp.                                            9,816           238,866
          Chosun Refractories Co., Ltd.                                             7,370           203,753
      *   CKD Bio Corp.                                                             3,109            18,584
          D.I Corp.                                                                65,430           179,544
      *   Dacom Corp.                                                              36,810           353,546
          Dae Chang Industrial Co.                                                  6,170            24,070
          Dae Dong Industrial Co., Ltd.                                             3,930            25,876
          Dae Han Fire & Marine Insurance Co., Ltd.                                12,610            67,149
          Dae Sang Corp.                                                           82,740           387,572
          Dae Won Kang Up Co., Ltd.                                                13,100           240,240
      *   Dae Young Packaging Co., Ltd.                                           356,210            50,845
          Daeduck Electronics Co., Ltd.                                            58,160           460,343
          Daeduck Industries Co., Ltd.                                             39,860           375,387
          Daegu Bank Co., Ltd.                                                    193,922         1,514,121
          Daehan Flour Mills Co., Ltd.                                              2,525           209,051
          Daehan Synthetic Fiber Co., Ltd.                                          2,000            63,080
          Daelim Industrial Co., Ltd.                                              70,240         3,368,644
          Daelim Trading Co., Ltd.                                                 27,140           110,112
          Daesung Industrial Co., Ltd.                                              7,690           232,865
          Daewoo Engineering & Construction Co., Ltd.                             819,780         5,736,840
          Daewoo International Corp.                                               64,190           943,227
          Daewoo Motor Sales Corp.                                                 61,560           701,204
      *   Daewoo Securities Co., Ltd.                                             495,270         3,279,349
          Daewoong Co., Ltd.                                                       12,340           115,615
          Dahaam E-Tec Co., Ltd.                                                    5,985            82,554
          Daishin Securities Co., Ltd.                                            103,481         1,318,578
          Daiyang Metal Co., Ltd.                                                  40,000            63,454
      *   Daou Technology, Inc.                                                    60,000            95,061
          DC Chemical Co., Ltd.                                                    38,990           794,967
      *   Dong Ah Tire Industrial Co., Ltd.                                        43,904           217,838
          Dong Bu Insurance Co., Ltd.                                             132,650         1,122,563
      *   Dong Hai Pulp Co., Ltd.                                                  14,310            33,875
          Dong IL Rubber Belt Co., Ltd.                                             7,744            16,086
          Dong Wha Pharmaceutical Industries Co.                                    5,167            70,462

      *   Dong Won Co., Ltd.                                                        5,520            62,634
          Dong Yang Department Store Co., Ltd.                                      9,000            69,860
          Dong-A Pharmaceutical Co., Ltd.                                          20,320           755,818
          Dongbu Corp.                                                             46,410           537,308
          Dongbu Hannong Chemical Co., Ltd.                                        14,890           255,126
          Dongbu Securities Co., Ltd.                                              22,040            79,532
          Dongbu Steel Co., Ltd.                                                   46,108           471,909
          Dong-Il Corp.                                                             4,205           133,621
          Dongkook Industries Co., Ltd.                                             1,620             6,151
          Dongkuk Steel Mill Co., Ltd.                                            155,862         2,548,275
      *   Dongsu Industrial Co., Ltd.                                              15,408           183,001
          Dongsung Chemical Co., Ltd.                                               3,770            24,990
          Dongwon F&B Co., Ltd.                                                     6,666           355,309
          Dongwon Financial Holding Co., Ltd.                                     116,926         1,960,752
          Dongwon Industries Co., Ltd.                                              1,876            30,113
          Dongyang Express & Construction Corp.                                     5,250           114,185
          Dongyang Mechatronics Corp.                                              20,680            71,921
      *   Doosan Corp.                                                             47,020           496,292
          Doosan Heavy Industries & Construction Co., Ltd.                        400,500         5,512,737
      *   Doosan Industrial Development Co., Ltd.                                 193,240           954,468
          DPI Co., Ltd.                                                            33,340           165,765
          Duck Yang Industry Co., Ltd.                                              4,000            42,869
          Enex Co., Ltd.                                                            5,960            34,129
          F&F Co., Ltd.                                                            23,100            46,714
      *   First Fire & Marine Insurance Co., Ltd.                                  40,160            66,375
      *   Firstech Co., Ltd.                                                       28,190            43,694
      *   FNC Kolon Corp.                                                          11,960            85,493
          Fursys, Inc.                                                             24,120           381,678
          Global & Yuasa Battery Co., Ltd.                                         11,600            27,819
          Green Cross Corp.                                                        10,540           326,121
          Gwangju Shinsegae Co., Ltd.                                               1,590           125,617
          Halla Engineering & Construction Corp.                                    7,450           120,056
          Han Kuk Carbon Co., Ltd.                                                 25,070            68,694
          Han Wha Corp.                                                           146,740         2,374,047
          Han Yang Securities Co., Ltd.                                            24,940            88,546
          Hana Securities Co., Ltd.                                                40,790           416,954
          Handok Pharmaceuticals Co., Ltd.                                         18,150           197,882
          Handsome Corp.                                                           35,380           380,080
          Hanil Cement Manufacturing Co., Ltd.                                     18,013           996,512
          Hanil E-wha Co., Ltd.                                                    79,730           123,357
          Hanil Iron & Steel Co., Ltd.                                              1,815            37,671
          Hanjin Heavy Industry Co., Ltd.                                         165,520         1,955,105
          Hanjin Transportation Co., Ltd.                                          23,460           289,665
      *   Hankook Core Co., Ltd.                                                    7,001                 0
          Hankook Cosmetics Co., Ltd.                                              30,000            64,182
          Hankook Tire Manufacturing Co., Ltd.                                    150,550         1,699,498
          Hankuk Electric Glass Co., Ltd.                                          23,010         1,007,707
          Hankuk Glass Industries, Inc.                                            22,200         1,272,622
          Hankuk Paper Manufacturing Co., Ltd.                                      9,800           348,721
      *   Hanmi Capital Co., Ltd.                                                  28,690           159,217
          Hansae Co., Ltd.                                                          3,260            39,344
          Hansol Chemical Co., Ltd.                                                12,467            80,600
          Hansol CSN Co., Ltd.                                                    103,640           147,984
          Hansol Paper Co., Ltd.                                                  102,044           991,153

      *   Hansol Telecom Co., Ltd.                                                    547             7,873
          Hanssem Co., Ltd.                                                        12,390            76,823
          Hanwha Chemical Corp.                                                   246,060         2,636,568
          Hanwha Securities Co., Ltd.                                              62,690           296,766
          Heesung Cable, Ltd.                                                       3,660            47,123
          Histeel Co., Ltd.                                                         1,188            18,792
      *   Honam Petrochemical Corp.                                                21,360           837,182
          Hotel Shilla, Ltd.                                                       76,920           524,738
          HS R&A Co., Ltd.                                                          4,980            44,801
          Huchems Fine Chemical Corp.                                              45,340           233,775
      *   Huneed Technologies Co., Ltd.                                            90,030            36,966
          Husteel Co., Ltd.                                                        10,370           146,281
          Hwa Sung Industrial Co.                                                  26,510           156,884
          Hwashin Co., Ltd.                                                        42,000            64,462
          Hyosung T & C Co., Ltd.                                                  72,817           801,895
          Hyundai Cement Co., Ltd.                                                 15,435           427,117
      *   Hyundai Corp.                                                             6,015            38,659
          Hyundai Department Store Co., Ltd.                                       37,908         1,790,195
          Hyundai Department Store H & S Co., Ltd.                                  8,362           249,251
          Hyundai Development Co.                                                 160,560         3,381,813
          Hyundai Elevator Co., Ltd.                                               12,210           522,500
          Hyundai Heavy Industries Co., Ltd.                                      189,160         9,895,943
          Hyundai Hysco                                                           170,820         2,038,629
          Hyundai Marine & Fire Insurance Co., Ltd.                               127,340           698,190
      *   Hyundai Merchant Marine Co., Ltd.                                       193,270         3,062,097
          Hyundai Mipo Dockyard Co., Ltd.                                          15,693           987,135
          Hyundai Motor Co., Ltd.                                                 446,030        24,988,826
          Hyundai Pharmaceutical Ind. Co., Ltd.                                     4,200            60,528
      *   Hyundai Securities Co., Ltd.                                            249,730         1,681,820
          Il Dong Pharmaceutical Co., Ltd.                                          5,840           147,096
          Il Yang Pharmaceutical Co., Ltd.                                          6,107            50,263
          Iljin Diamond Co., Ltd.                                                   9,368            90,751
      *   Iljin Display Co., Ltd.                                                   5,361            58,597
          Iljin Electric, Ltd.                                                     26,530            63,400
          Ilshin Spinning Co., Ltd.                                                 3,600           146,849
          Ilsung Pharmaceutical Co., Ltd.                                           3,990            94,577
          INI Steel Co., Ltd.                                                     235,930         3,469,070
          ISU Chemical Co., Ltd.                                                   14,350           151,392
          Jeil Pharmaceutical Co.                                                   2,220           127,609
          Jeonbuk Bank, Ltd.                                                       54,559           256,301
      *   Jinro, Ltd.                                                                 407            18,179
          Joongang Constuction Co., Ltd.                                            9,880           132,562
      *   Keang Nam Enterprises Co., Ltd.                                          19,942           174,524
          KEC Corp.                                                               155,000           238,655
          Keyang Electric Machinery Co., Ltd.                                      71,760            92,878
          KG Chemical Corp.                                                        11,123            59,634
          Kia Motors Corp.                                                        899,680        12,798,297
          Kodenshi Korea Corp.                                                     38,000            76,793
          Kolon Chemical Co., Ltd.                                                 20,220           147,983
      *   Kolon Engineering & Construction Co., Ltd.                               37,850           192,457
      *   Kolon Industries, Inc.                                                   32,379           235,242
      *   Kolon International Corp.                                                 1,905             8,149
          Korea Cast Iron Pipe Co., Ltd.                                           44,688           142,182
          Korea Circuit Co.                                                        31,660           162,431

          Korea Development Co., Ltd.                                              23,520           477,686
      *   Korea Development Leasing Corp.                                           6,348           180,340
          Korea Electric Terminal Co., Ltd.                                         9,980           128,915
          Korea Fine Chemical Co., Ltd.                                             7,000            67,053
          Korea Flange Co., Ltd.                                                   10,290           165,469
          Korea Iron & Steel Co., Ltd.                                             25,230           550,009
          Korea Iron & Steel Works Co., Ltd.                                       21,294           333,507
          Korea Kolmar Co., Ltd.                                                   36,944           200,547
          Korea Komho Petrochemical Co., Ltd.                                      61,750         1,094,720
          Korea Mutual Savings Bank                                                14,910           108,853
          Korea Petrochemical Industry Co., Ltd.                                   12,300           279,007
          Korea Polyol Co., Ltd.                                                   10,556           341,241
          Korea Reinsurance Co., Ltd.                                             111,460           611,778
          Korea Zinc Co., Ltd.                                                     52,610         1,580,741
          Korean Air Co., Ltd.                                                    203,658         3,616,225
          Korean Air Terminal Service Co., Ltd.                                     3,490            55,469
      *   KP Chemical Corp.                                                       201,976           927,873
      *   KTB Network, Ltd.                                                       135,720           408,440
          Kukdo Chemical Co., Ltd.                                                  8,710           117,591
          Kukdong City Gas Co., Ltd.                                               12,780           282,798
          Kumgang Korea Chemical Co., Ltd.                                         29,050         4,887,310
          Kumho Industrial Co., Ltd.                                               99,300         1,240,595
          Kunsul Chemical Industrial Co., Ltd.                                     12,700           110,973
          Kwang Dong Pharmaceutical Co., Ltd.                                     114,660           319,382
          Kyeryong Construction Industrial Co., Ltd.                               17,500           365,614
          Kyobo Securities Co., Ltd.                                               76,680           282,348
          Kyong Dong Boiler Co., Ltd.                                               3,450            44,685
      *   Kyungbang Co., Ltd.                                                       1,856           119,732
          LG Cable, Ltd.                                                           81,160         1,938,469
          LG Chemical Investment, Ltd.                                            129,850         3,308,011
          LG Chemical, Ltd.                                                        26,500           961,951
          LG Engineering & Construction Corp.                                     104,882         3,261,727
          LG International Corp.                                                  117,374         1,350,793
          LG Investment & Securities Co., Ltd.                                    246,950         2,300,034
          Lotte Confectionary Co., Ltd.                                             1,170           835,146
          Lotte Sam Kang Co., Ltd.                                                  2,480           346,337
      *   Meritz Securities Co., Ltd.                                              73,900           229,786
      *   Midopa Co., Ltd.                                                         88,950           538,227
          Motonic Corp.                                                               640            14,753
          Namhae Chemical Corp.                                                   105,810           235,158
          Namyang Dairy Products Co., Ltd.                                          1,600           677,568
          Nong Shim Holdings Co., Ltd.                                              1,750           135,401
          Oriental Fire & Marine Insurance Co., Ltd.                               16,810           329,721
          Ottogi Corp.                                                              7,320           573,253
          Pacific Industries, Inc.                                                 12,240           173,906
      *   Pantech Co., Ltd.                                                        40,270           195,518
          PaperCorea, Inc.                                                         19,552            54,560
      *   Partsnic Co., Ltd.                                                       11,310            13,037
          Pohang Coated Steel Co., Ltd.                                            12,780           355,077
          Poong Lim Industrial Co., Ltd.                                           32,280           116,997
          Poong San Corp.                                                          66,220           832,032
      *   Pum Yang Construction Co., Ltd.                                          14,667            97,598
          Pusan Bank                                                              200,400         1,704,040
          Pusan City Gas Co., Ltd.                                                 21,560           391,343

          Pyung Hwa Industrial Co., Ltd.                                           45,370           217,657
      *   Rocket Electric Co., Ltd.                                                 3,460             5,335
      *   Saehan Industries, Inc.                                                  95,610           223,858
      *   Saehan Media Corp.                                                       31,250            48,186
          Sam Jin Pharmaceutical Co., Ltd.                                          2,650           115,398
          Sam Yung Trading Co., Ltd.                                               13,840            23,692
          Sambu Construction Co., Ltd.                                             11,398           182,741
          Samhwa Crown and Closure Co., Ltd.                                        3,100            37,832
          Samhwa Paints Industrial Co., Ltd.                                       33,600           104,416
          Samlip Industrial Co., Ltd.                                              15,670            93,699
          Samsung Climate Control Co., Ltd.                                        11,990            63,428
          Samsung Corp.                                                           331,070         4,518,093
          Samsung Electro-Mechanics Co., Ltd.                                      43,350         1,052,864
          Samsung Engineering Co., Ltd.                                            84,110           855,690
          Samsung Fine Chemicals Co., Ltd.                                         62,960         1,219,041
          Samsung Heavy Industries Co., Ltd.                                      525,070         4,393,515
          Samsung SDI Co., Ltd.                                                    10,430           992,626
          Samsung Securities Co., Ltd.                                            116,860         3,016,820
          Samsung Techwin Co., Ltd.                                               130,710         1,194,104
          Samwhan Corp.                                                            17,730           217,089
          Samyang Corp.                                                            25,405           918,814
          Samyang Genex Co., Ltd.                                                   5,490           241,326
          Samyang Tongsang Co., Ltd.                                                2,820            41,596
      *   Samyoung Chemical Co., Ltd.                                               2,820            25,188
          Samyoung Corp.                                                            6,130            95,939
          Samyoung Electronics Co., Ltd.                                           39,200           259,223
          Seah Holdings Corp.                                                       4,619           186,609
          Seah Steel Corp.                                                          6,245           180,510
      *   Segye Corp.                                                              20,530            34,419
          Sejong Industrial Co., Ltd.                                              44,050           198,861
          Sejong Securities Co., Ltd.                                              54,071           245,265
          Sempio Foods Co.                                                          3,610            40,670
          Seoul Securities Co., Ltd.                                              109,220           369,626
      *   Shin Dong-Ah Fire & Marine Insurance Co.                                 22,873            81,442
          Shin Heung Securities Co., Ltd.                                           9,130            32,629
          Shin Young Securities Co., Ltd.                                          18,390           310,058
          Shin Young Wacoal, Inc.                                                     273            12,453
          Shinhan Financial Group Co., Ltd.                                        46,326         1,186,488
      *   Shin-Ho Paper Manufacturing Co., Ltd.                                    38,850           193,856
          Shinmoorim Paper Manufacturing Co., Ltd.                                 34,120           342,128
          Shinpoong Pharmaceutical Co., Ltd.                                        4,540            65,025
          Shinsegae Engineering & Construction Co., Ltd.                            3,980            82,568
      *   Shinsung Tongsang Co., Ltd.                                              21,550            45,659
          Sindo Ricoh Co., Ltd.                                                    18,480         1,039,279
          SK Chemicals Co., Ltd.                                                   37,810           437,670
          SK Gas Co., Ltd.                                                         18,370           528,005
      *   SKC Co., Ltd.                                                            71,130           606,943
          Song Woun Industries                                                     24,310            56,494
      *   Ssang Bang Wool Co., Ltd.                                                52,870           156,756
      *   Ssangyong Cement Industry Co., Ltd.                                     710,212           899,968
      *   Ssangyong Fire & Marine Insurance Co.                                    13,190            41,886
      *   Ssangyong Motor Co.                                                     247,830         1,708,305
          STX Corp.                                                                24,376           454,746
          STX Engine Co., Ltd.                                                      8,711            91,805

          Sung Chang Enterprise Co., Ltd.                                           9,000           135,197
          Sung Shin Cement Co., Ltd.                                               45,580           897,162
      *   Sungwon Corp.                                                            20,600            40,691
          Sunjin Co., Ltd.                                                          4,240           142,150
      *   Sunkyong Securities Co., Ltd.                                           384,280           443,983
          Tae Kwang Industrial Co., Ltd.                                            2,881         1,743,547
          Tae Kyung Industrial Co., Ltd.                                           63,000           198,383
          Tae Young Corp.                                                          16,270           553,840
          Taegu Department Store Co., Ltd.                                         19,941           168,221
          Tai Han Electric Wire Co., Ltd.                                          95,477         1,049,958
          Tai Lim Packaging Industries Co., Ltd.                                    4,380            18,408
      *   The Will-Bes & Co., Ltd.                                                 10,640            26,516
      *   Tong Kook Corp.                                                             607               941
      *   Tong Yang Investment Bank                                               166,420           652,521
      *   Tong Yang Major Corp.                                                    24,960            99,604
          Tong Yang Moolsan Co., Ltd.                                               4,560            15,273
          Tongil Heavy Industries Co., Ltd.                                       160,770           163,468
          TS Corp.                                                                  3,881            81,585
          Union Steel Manufacturing Co., Ltd.                                      21,297           689,088
          Wiscom Co., Ltd.                                                         22,000            97,425
          Woongjin.Com Co., Ltd.                                                   78,940           417,281
          Yoosung Enterprise Co., Ltd.                                             37,800           110,311
          Youlchon Chemical Co., Ltd.                                              47,300           587,660
      *   Young Poong Mining & Construction Corp.                                  18,030               984
          Youngbo Chemical Co., Ltd.                                               33,000            60,535
          Youngone Corp.                                                          108,650           369,085
          Youngpoong Corp.                                                          2,710           272,125
          Yuhan Corp.                                                               5,435           501,303
          Yuhwa Securities Co., Ltd.                                               17,000           174,600
      *   Zinus, Inc.                                                               9,330             6,945
                                                                                            ---------------
TOTAL -- SOUTH KOREA
(Cost $123,891,857)                                                                             210,092,498
                                                                                            ---------------

MEXICO -- (11.8%)
COMMON STOCKS -- (11.8%)
          Alfa S.A. de C.V. Series A                                            5,405,364        31,038,624
          Cementos de Mexico S.A. de C.V. Series B                                785,300         5,974,697
      *   Cintra S.A. de C.V.                                                      85,000            57,321
      *   Consorcio Hogar S.A. de C.V. Series B                                   540,200           168,745
          Controladora Comercial Mexicana S.A. de C.V. Series B                 7,880,200         8,470,725
      *   Corporacion Geo S.A. de C.V. Series B                                 1,728,500         4,089,254
      *   Corporacion Interamericana de Entramiento S.A. de C.V.
          Series B                                                              1,414,805         2,742,689
      *   Corporacion Mexicana de Restaurantes S.A. de C.V.
          Series B                                                                  3,689               712
          Corporativo Fragua S.A. de C.V. Series B                                     70               222
      *   Desc S.A. de C.V. Series B                                            8,736,833         2,367,956
          El Puerto de Liverpool S.A. de C.V. Series 1                             20,000            40,425
          El Puerto de Liverpool S.A. de C.V. Series C1                           328,600           664,183
          Embotelladora Arca S.A. de C.V., Mexico                                 304,200           625,764
      *   Empaques Ponderosa S.A. de C.V. Series B                                 90,000             7,442
      *   Empresas ICA Sociedad Controladora S.A. de C.V.                      19,372,200         7,653,232

          Empresas la Moderna S.A. de C.V. Series A                             3,457,285           662,434
          Fomento Economico Mexicano Series B & D                                 488,000         2,665,442
          Gruma S.A. de C.V. Series B                                           3,347,050         7,149,615
          Grupo Carso S.A. de C.V. Series A-1                                  13,173,051        22,995,215
          Grupo Cementos de Chihuahua S.A. de C.V.                              2,692,992         4,775,181
          Grupo Continental S.A. de C.V.                                        1,444,500         2,229,587
          Grupo Corvi S.A. de C.V. Series L                                       284,000            52,446
          Grupo Financiero del Norte S.A. Series C                                650,000         4,329,014
          Grupo Financiero GBM Atlantico S.A. de C.V. Series L                         74                37
      *   Grupo Financiero GBM Atlantico S.A. de C.V. Series L                     75,724            38,960
          Grupo Financiero Inbursa S.A. de C.V. Series O                        6,727,615        14,339,916
      *   Grupo Gigante S.A. de C.V. Series B                                     324,076           223,309
      *   Grupo Herdez S.A. de C.V.                                               319,000           159,143
          Grupo Industrial Maseca S.A. de C.V. Series B                         2,771,700         1,576,284
          Grupo Industrial Saltillo S.A. de C.V.                                1,246,869         1,913,087
      *   Grupo Iusacell S.A. de C.V.                                             143,500           234,676
      *   Grupo Nutrisa S.A. de C.V.                                                  428               165
          Grupo Posadas S.A. de C.V. Series L                                     356,000           263,295
      *   Grupo Qumma S.A. de C.V. Series B                                         5,301                88
      *   Grupo Tribasa S.A. de C.V.                                              152,065                 0
          Hylsamex S.A. de C.V. Series B                                        1,026,960         3,698,598
          Industrias Bachoco S.A. de C.V. (Certificate
          Representing Series B and Series L)                                     411,800         1,059,356
          Industrias Penoles S.A. de C.V.                                       1,277,400         6,314,031
      *   Industrias S.A. de C.V. Series B                                      2,361,452         4,903,262
      *   Jugos del Valle S.A. de C.V. Series B                                   213,600           323,804
          Nueva Grupo Mexico S.A. de C.V. Series B                              7,114,545        33,597,561
      *   Organizacion Soriana S.A. de C.V. Series B                            5,249,700        19,967,897
      *   Sanluis Corporacion S.A. de C.V. Series A                                 2,400               860
      *   Sanluis Corporacion S.A. de C.V. Series C & Series B                      3,376             1,393
      *   US Commercial Corp. S.A. de C.V.                                        271,000            97,725
          Vitro S.A. de C.V.                                                    2,699,100         2,105,349
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $146,081,834)                                                                             199,579,721
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Mexican Peso
(Cost $6,375)                                                                                         6,158
                                                                                            ---------------
TOTAL -- MEXICO
(Cost $146,088,209)                                                                             199,585,879
                                                                                            ---------------

SOUTH AFRICA -- (11.5%)
COMMON STOCKS -- (11.5%)
          ABSA Group, Ltd.                                                      1,320,947        16,043,409
          Advtech, Ltd.                                                           620,958           125,768
          Aeci, Ltd.                                                              301,269         1,890,779
          Afgri, Ltd.                                                           1,009,836           760,232
          African Life Assurance Co., Ltd.                                        488,203         1,604,797
      *   Afrikander Lease, Ltd.                                                  246,760           145,911
          AG Industries, Ltd.                                                     361,487           167,239
          Allied Electronics Corp., Ltd.                                          368,310           946,198

          Anglo American PLC                                                      234,915         5,598,545
      *   Anglovaal Mining, Ltd.                                                  750,206         3,707,714
          Argent Industrial, Ltd.                                                 119,621           180,296
      *   AST Group, Ltd.                                                         195,883            13,012
          Aveng, Ltd.                                                             967,782         1,642,163
          AVI, Ltd.                                                               770,487         1,408,444
          Barloworld, Ltd.                                                        591,025         7,638,436
      *   Bell Equipment, Ltd.                                                    234,150           297,042
      *   Bridgestone Firestone Maxiprest, Ltd.                                   113,271            15,800
      *   Business Connexion Group, Ltd.                                          465,381           328,310
          Bytes Technology Group, Ltd.                                            314,654           354,895
          Capitec Bank Holdings, Ltd.                                             169,258           386,060
          Caxton & CTP Publishers & Printers, Ltd.                              1,459,539         2,332,553
          Corpcapital, Ltd.                                                       579,166            22,960
      *   Datatec, Ltd.                                                           288,099           495,117
          Delta Electrical Industries, Ltd.                                       136,407           792,073
      *   Dimension Data Holdings PLC                                           2,167,023         1,257,688
          Distell Group, Ltd.                                                     610,033         2,151,535
          Dorbyl, Ltd.                                                             84,373           501,163
      *   Durban Roodeport Deep, Ltd.                                             155,655           176,354
          Ellerine Holdings, Ltd.                                                 260,773         1,915,286
          Enviroserv Holdings, Ltd.                                               259,484           136,579
          Gold Reef Casino Resorts, Ltd.                                          344,218           688,174
          Group Five, Ltd.                                                        204,934           409,252
          Harmony Gold Mining Co., Ltd.                                         1,129,748         8,381,894
          Highveld Steel & Vanadilum Corp., Ltd.                                  262,534         2,881,326
          Hudaco Industries, Ltd.                                                  70,987           390,979
          Iliad Africa, Ltd.                                                       76,658           112,156
          Illovo Sugar, Ltd.                                                      819,780           999,582
      *   Imperial Holdings, Ltd.                                                 377,275         5,547,936
          Investec, Ltd.                                                          140,205         4,028,620
      *   JCI, Ltd.                                                             4,289,448           181,984
          Johnic Communications, Ltd.                                             294,723         1,644,152
          Liberty Group, Ltd.                                                   1,200,433        10,945,012
          M Cubed Holdings, Ltd.                                                1,367,759            88,370
          Medi-Clinic Corp., Ltd.                                               1,077,421         2,507,681
          Metair Investment, Ltd.                                                  17,631           595,843
      *   Metorex, Ltd.                                                           610,501           328,674
          Metropolitan Holdings, Ltd.                                           1,647,423         2,306,403
          Mittal Steel South Africa, Ltd.                                       1,861,627        13,888,307
          Murray & Roberts Holdings, Ltd.                                         810,812         1,630,973
          Mvelaphanda Group, Ltd.                                                 533,601           501,774
          Nampak, Ltd.                                                          1,762,010         3,888,034
          Nedcor, Ltd.                                                          1,296,534        14,445,486
          New Clicks Holdings, Ltd.                                             1,129,087         1,244,904
          Northam Platinum, Ltd.                                                  675,738         1,067,766
          Nu-World Holdings, Ltd.                                                  43,045           179,976
          Oceana Group, Ltd.                                                      330,762           641,389
          Old Mutual PLC                                                        9,543,274        20,311,584
          Omnia Holdings, Ltd.                                                     63,382           367,811
      *   Palabora Mining Co., Ltd.                                                69,265           383,917
          Peregrine Holdings, Ltd.                                                559,969           337,185
      *   Prism Holdings, Ltd.                                                    458,100            29,670

          PSG Group, Ltd.                                                         278,342           327,526
          Rainbow Chicken, Ltd.                                                   720,394           754,740
      *   Randgold & Exploration Co., Ltd.                                        204,896           320,785
          Redefine Income Fund, Ltd.                                               83,325            45,916
          Sanlam, Ltd.                                                          7,196,373        11,855,679
          Santam, Ltd.                                                            368,608         3,302,568
          Sappi, Ltd.                                                             641,567         6,212,550
          Steinhoff International Holdings, Ltd.                                3,474,550         6,905,595
          Sun International, Ltd.                                                 151,284         1,423,464
          Tiger Wheels, Ltd.                                                      146,318           528,226
          Tongaat-Hulett Group, Ltd.                                              430,477         3,734,785
          Trans Hex Group, Ltd.                                                   252,475           633,003
          Trencor, Ltd.                                                           580,044         1,695,834
          UCS Group, Ltd.                                                         376,067            63,911
          Unitrans Ltd                                                            165,695           789,782
          Value Group, Ltd.                                                       311,313            82,249
      *   Western Areas, Ltd.                                                     200,686           661,497
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $173,630,877)                                                                             193,331,282
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   South African Rand                                                                        135,706
                                                                                            ---------------
(Cost $154,604)

TOTAL -- SOUTH AFRICA
(Cost $173,785,481)                                                                             193,466,988
                                                                                            ---------------

BRAZIL -- (8.5%)

PREFERRED STOCKS -- (7.4%)
          Acesita SA                                                              413,076         5,432,819
          Banco Bradesco SA                                                       260,759         8,392,555
          Bradespar SA                                                              5,702            95,842
          Brasil Telecom Participacoes SA                                       1,984,088            13,192
          Brasileira de Distribuicao Pao de Acucar                            146,540,000         3,101,697
      *   Braskem SA Preferred A                                                  571,200         5,442,935
          Centrais Electricas de Santa Catarin Celesc Series B                  3,081,000         1,112,459
          Companhia Brasileira de Petroleo Ipiranga SA                            202,800         2,225,371
          Confab Industrial SA                                                  1,800,000         2,510,064
          Coteminas Cia Tecidos Norte de Minas                                 21,607,500         1,865,267
          Distribuidora de Produtos de Petroleo Ipiranga SA                         8,000           126,167
          Duratex SA                                                           66,910,000         3,054,617
          Embraco SA                                                              437,300           163,341
      *   Embratel Participacoes SA                                             1,389,166             2,952
          Forjas Taurus SA                                                        254,000           119,120
          Gerdau SA                                                             1,163,328        11,732,256
          Globex Utilidades SA                                                     34,076           150,970
          Industrias Romi SA                                                        9,200           263,457
      *   Inepar SA Industria e Construcoes                                    78,960,001            38,669
          Investimentos Itau SA                                                 6,952,166        14,195,749
          Magnesita SA Series A                                               132,900,000           730,826
          Marcopolo SA                                                            370,800           661,731
          Metalurgica Gerdau SA                                                   595,200         8,250,542

          Perdigao SA NPV                                                         199,200         4,170,840
      *   Plascar Participacoes Industriais SA                                  6,900,000            21,477
          Polialden Petroquimica SA                                               780,000           263,831
          Ripasa SA Papel e Celulose                                            1,495,000         2,215,045
          Sadia SA                                                              3,838,282         6,260,406
          Santista Textil SA Preferred                                             29,600           214,982
          Sao Pau Alpargatas SA                                                 3,780,000           517,701
          Siderurgica Belgo-Mineira                                            12,307,631         5,414,438
          Siderurgica de Tubarao                                              211,770,000        11,390,493
          Suzano Bahia Sul Papel e Celullose SA                                   459,431         2,002,086
          Suzano Petroquimica SA                                                   94,000           179,846
          Tele Celular Sul Participacoes SA                                     2,775,366             4,354
      *   Tele Leste Celular Participacoes SA                                          35               301
      *   Tele Norte Celular Participacoes SA                                   1,390,958               179
          Tele Norte Leste Participacoes SA                                         7,538           114,564
          Telemar Norte Leste SA                                                  545,000        12,734,385
          Telemig Celular Participacoes SA                                      1,422,616             2,326
      *   Telesp Celular Participacoes SA                                             754             3,821
      *   Tim Sul Prefered Receipts                                               870,934            39,399
          Tim Sul SA Preferred Series B                                        32,030,000         1,448,960
          Uniao des Industrias Petroquimicas SA Series B                        2,584,454         3,196,378
          Unibanco-Uniao de Bancos Brasileiros Units SA                           135,500           971,753
          Usinas Siderurgicas de Minas Gerais SA                                   41,925           789,780
      *   Vale do Rio Doce Series B                                               239,144                 0
          Votorantim Celulose e Papel SA                                          231,000         2,742,855
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $52,619,290)                                                                              124,382,798
                                                                                            ---------------

COMMON STOCKS -- (1.1%)
          Avipal SA Avicultura e Agropecua                                     12,500,000            40,932
          Brasil Telecom Participacoes SA                                      51,256,779           460,769
          Companhia Siderurgica Nacional SA                                       931,400        16,505,823
      *   Embratel Participacoes SA                                            50,000,000            99,606
          Eternit SA                                                                8,800           131,881
          Tele Celular Sul Participacoes SA                                    98,247,830           170,848
      *   Tele Centro Oeste Celular Participacoes SA                               16,764           183,329
      *   Tele Leste Celular Participacoes SA                                       1,284             9,858
      *   Tele Norte Celular Participacoes SA                                  50,064,513            18,700
          Tele Norte Leste Participacoes SA                                        51,468         1,063,750
          Telemig Celular Participacoes SA                                     51,793,284           195,609
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $9,216,359)                                                                                18,881,105
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Brazilian Real                                                                            349,799
                                                                                            ---------------
(Cost $340,944)

RIGHTS/WARRANTS -- (0.0%)
      *   Itausa-Investimentos Itau SA Preferred Rights 06/01/05                   53,899            19,461
                                                                                            ---------------
(Cost $0)
TOTAL -- BRAZIL
(Cost $62,176,593)                                                                              143,633,163
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
MALAYSIA -- (7.5%)
COMMON STOCKS -- (7.5%)
      *   A&M Realty Berhad                                                       213,550            78,679
          ACP Industries Berhad                                                   512,000           107,190
      *   Advance Synergy Berhad                                                  641,000            42,161
          Advanced Synergy Capital Berhad                                         153,500            20,906
          Affin Holdings Berhad                                                 7,143,300         2,702,241
          Aluminum Co. of Malaysia Berhad                                         250,000           105,148
      *   AMBD Berhad                                                           1,990,900            60,170
      *   AmInvestment Group Berhad                                               994,468           423,957
          AMMB Holdings Berhad                                                  4,338,144         2,644,088
          Ancom Berhad                                                            375,000            60,211
          Ann Joo Resources Berhad                                              1,235,100           513,360
      *   Antah Holding Berhad                                                    306,000            19,326
          APM Automotive Holdings Berhad                                          779,100           494,717
          Apollo Food Holdings Berhad                                             198,400           116,144
      *   Arab Malaysia Corp. Berhad                                            2,000,000           573,187
          Asas Dunia Berhad                                                       524,700           104,777
      *   Asia Pacific Land Berhad                                              1,349,000            67,413
          Asiatic Development Berhad                                            3,736,600         1,591,094
      *   Avenue Assets Berhad                                                  3,097,700           438,270
          Ayer Hitam Planting Syndicate Berhad                                     27,000            14,713
          Bandar Raya Developments Berhad                                       2,459,300           755,774
          Batu Kawan Berhad                                                     1,034,500         1,606,943
      *   Berjaya Capital Berhad                                                2,558,900           558,800
      *   Berjaya Group Berhad                                                  3,516,900            69,124
          Berjaya Land Berhad                                                   3,934,800           828,222
          Bernas Padiberas Nasional Berhad                                      2,341,700           780,912
          Bimb Holdings Berhad                                                  1,029,800           373,726
          Bina Darulaman Berhad                                                   118,000            32,507
          Binaik Equity Berhad                                                    149,800            26,578
          Bolton Properties Berhad                                              1,107,100           276,554
          Boustead Holdings Berhad                                              3,078,700         1,432,557
          Cahya Mata Sarawak Berhad                                             1,008,800           334,342
      *   Camerlin Group Berhad                                                   845,200           266,812
          Chemical Co. of Malaysia Berhad                                         311,000           195,660
          Chin Teck Plantations Berhad                                            296,600           376,067
          Choo Bee Metal Industries Berhad                                        235,700           143,711
          Commerce Asset Holding Berhad                                         1,104,000         1,352,139
      *   Cosway Corp. Berhad                                                     854,100           147,295
      *   Country Heights Holdings Berhad                                         174,000            38,659
          Courts Mammoth Berhad                                                 1,280,000           386,904
          Cycle & Carriage Bintang Berhad                                         249,800           193,882
      *   Damansara Realty Berhad                                                 391,000             8,232
          Datuk Keramik Holdings Berhad                                           127,000             1,338
          Dijaya Corp. Berhad                                                     612,100           128,897
          Diversified Resources Berhad                                          6,048,600         2,194,095
          DNP Holdings Berhad                                                     166,000            25,754
      *   E&O Property Development Berhad                                       5,481,600           915,032
          Eastern & Oriental Berhad                                               325,000            89,967
          Eastern Pacific Industrial Corp. Berhad                                 414,400           190,513
      *   Econstates Berhad                                                       327,900            49,982

          Edaran Otomobil Nasional Berhad                                       1,327,100         1,184,229
          Esso Malaysia Berhad                                                    633,200           420,004
          Europlus Berhad                                                         278,100            25,217
      *   Faber Group Berhad                                                      170,300            22,600
          Far East Holdings Berhad                                                159,200           176,709
          Focal Aims Holdings Berhad                                              424,000            33,556
          Fraser & Neave Holdings Berhad                                          110,800           150,097
          General Corp. Berhad                                                    564,000            57,052
          Glomac Berhad                                                           591,000           194,399
          Gold IS Berhad                                                        1,287,600           467,856
          Golden Hope Plantations Berhad                                        3,785,400         3,803,399
      *   Golden Hope Plantations Berhad Series A                                 532,950           406,725
      *   Golden Plus Holdings Berhad                                             201,000            23,023
      *   Gopeng Berhad                                                           273,900            35,223
          Grand United Holdings Berhad                                            451,100            33,180
      *   Gula Perak Berhad                                                       729,750            42,180
          Guthrie Ropel Berhad                                                    191,700           182,567
          Hap Seng Consolidated Berhad                                          1,499,200           835,764
          Highlands and Lowlands Berhad                                         3,508,500         3,507,421
      *   HIL Industries Berhad                                                   373,285            25,974
      *   Ho Hup Construction Co. Berhad                                          175,100            32,010
      *   Ho Wah Genting Berhad                                                   369,000            17,910
          Hong Leong Credit Berhad                                              1,191,937         1,259,623
          Hong Leong Industries Berhad                                            708,000           666,779
          Hong Leong Properties Berhad                                          2,972,341           456,849
          Hume Industries (Malaysia) Berhad                                       389,967           499,794
          Hwang-DBS (Malaysia) Berhad                                             654,000           208,147
          IGB Corp. Berhad                                                      8,275,700         2,390,797
          IJM Corp. Berhad                                                      1,608,500         1,988,784
          IJM Plantations Berhad                                                  204,400            54,316
      *   Insas Berhad                                                          1,680,000           132,447
          Integrated Logistics Berhad                                             324,000           145,840
          IOI Properties Berhad                                                    13,600            26,297
          Island & Peninsular Berhad                                              522,500           187,361
          Jaya Tiasa Holdings Berhad                                            1,128,700           593,170
      *   Jerneh Asia Berhad                                                      265,700           153,928
      *   Johan Holdings Berhad                                                   228,000             8,967
          Johor Port Berhad                                                     1,549,900           733,804
          Johore Tenggara Oil Palm Berhad                                         464,000           100,079
          K & N Kenanga Holdings Berhad                                         1,454,300           248,773
          Keck Seng (Malaysia) Berhad                                             832,900           418,667
          Kedah Cement Holdings Berhad                                          1,058,307         1,379,611
      *   Kejora Harta Berhad                                                     601,000            39,490
          Kian Joo Can Factory Berhad                                             598,200           402,906
      *   KIG Glass Industrial Berhad                                             260,000             6,840
          Kim Hin Industry Berhad                                                 325,900           144,691
          Kim Loong Resources Berhad                                              113,000            30,286
          KPJ Healthcare Berhad                                                   478,600           204,155
          Kris Components Berhad                                                  368,377           327,371
          Kuala Lumpur Kepong Berhad                                            3,820,500         6,431,139
      *   Kub Malaysia Berhad                                                   1,251,400           134,892
          Kulim Malaysia Berhad                                                 1,295,725         1,028,612
      *   Kumpulan Emas Berhad                                                  1,268,000            34,980
          Kwantas Corp. Berhad                                                    123,000           121,037

      *   Land & General Berhad                                                 2,261,700            83,219
          Landmarks Berhad                                                      1,637,000           365,285
      *   Leader Universal Holdings Berhad                                      1,621,833           151,252
      *   Leong Hup Holdings Berhad                                               286,000            66,189
      *   Lien Hoe Corp. Berhad                                                   654,850            38,653
          Lingui Development Berhad                                             2,774,700           721,024
          Lion Diversified Holdings Berhad                                      2,414,300         1,077,594
          Lion Industries Corp. Berhad                                          3,576,181         1,173,817
          Malayan Cement Berhad                                                    67,500            10,468
          Malayawata Steel Berhad                                                 645,100           222,278
      *   Malaysia Building Society Berhad                                        263,000            45,586
          Malaysia Industrial Development Finance Berhad                        5,266,200         1,577,682
          Malaysia Mining Corp. Berhad                                          6,511,900         3,254,826
          Malaysian Airlines System Berhad                                         80,000            74,535
          Malaysian Mosaics Berhad                                              1,968,000           802,463
          Malaysian National Reinsurance Berhad                                   806,900           742,723
          Malaysian Plantations Berhad                                          2,514,000         1,599,573
          Maruichi Malaysia Steel Tube Berhad                                     479,000           183,869
          Matsushita Electric Co. (Malaysia) Berhad                               294,980           806,492
          MBM Resources Berhad                                                    349,933           193,084
      *   Meda, Inc. Berhad                                                       650,100            17,926
          Mega First Corp. Berhad                                                 448,000            94,846
          Mentakab Rubber Co. (Malaya) Berhad                                       1,100               478
      *   Merge Housing Berhad                                                     57,900            20,583
          Metro Kajang Holdings Berhad                                            535,333           122,295
      *   Metroplex Berhad                                                        817,000            10,755
          Mieco Chipboard Berhad                                                  732,600           343,126
      *   MTD Infraperdana Berhad                                               5,891,300         1,317,668
          Muda Holdings Berhad                                                    706,000            54,771
          Muhibbah Engineering Berhad                                             321,600            76,493
      *   MUI Properties Berhad                                                 1,314,000            91,395
      *   Mulpha International Berhad                                           6,934,500           902,952
      *   Multi-Purpose Holdings Berhad                                         1,974,000           412,198
          Mutiara Goodyear Development Berhad                                     247,900            27,738
          MWE Holdings Berhad                                                     360,000            59,590
      *   Mycron Steel Berhad                                                     119,750            30,859
      *   Naluri Berhad                                                         2,329,400           256,940
      *   Nam Fatt Berhad                                                         286,100            25,535
          Narra Industries Berhad                                                 154,200            54,954
          NCB Holdings Berhad                                                   2,363,700         1,614,988
          Negri Sembilan Oil Palms Berhad                                         167,600           100,470
      *   New Straits Times Press (Malaysia) Berhad                             1,101,400           921,125
          Nylex (Malaysia) Berhad                                                 109,750            17,537
          Oriental Holdings Berhad                                              2,837,416         2,982,519
          Oriental Interest Berhad                                                170,000            55,875
          OSK Holdings Berhad                                                   3,075,218           881,048
          OSK Property Holdings Berhad                                            186,678            36,977
          Pacific & Orient Berhad                                                 239,300           115,218
      *   Pan Malaysia Cement Works Berhad                                      1,271,800           149,993
      *   Pan Pacific Asia Berhad                                                 100,000             2,368
      *   Paracorp Berhad                                                         252,000             6,291
          Paramount Corp. Berhad                                                  203,900           121,855
          PBA Holdings Berhad                                                   1,502,500           541,167
          Pelangi Berhad                                                        1,655,800           326,753

      *   Pernas International Holdings Berhad                                  2,664,000           490,019
          Petaling Garden Berhad                                                  871,000           357,386
          Petronas Dagangan Berhad                                                332,800           366,018
          Phileo Allied Berhad                                                  2,670,400         2,203,451
      *   Pilecon Engineering Berhad                                              210,000             3,575
          PJ Development Holdings Berhad                                        1,043,900           104,250
          PK Resources Berhad                                                      25,000             3,423
          PPB Group Berhad                                                      3,187,333         6,033,555
      *   Premium Nutrients Berhad                                                513,100            24,962
      *   Prime Utilities Berhad                                                   46,000             4,177
      *   Promet Berhad                                                           140,000                 0
          Proton Holdings Berhad                                                1,305,500         2,436,930
          Pulai Springs Berhad                                                    159,800            62,222
          RHB Capital Berhad                                                   11,437,200         6,041,905
          Road Builders (Malaysia) Holdings Berhad                              2,368,700         1,650,230
          Sapura Telecommunications Berhad                                        155,152            39,569
          Sarawak Enterprise Corp. Berhad                                       4,271,000         1,404,825
          Sarawak Oil Palms Berhad                                                 93,000            51,842
          SCB Developments Berhad                                                 343,700           314,827
          Scientex, Inc. Berhad                                                   116,000            78,366
          Selangor Dredging Berhad                                                619,000            58,529
          Selangor Properties Berhad                                            1,498,300           792,019
          Shangri-La Hotels (Malaysia) Berhad                                     706,000           232,233
          Shell Refining Co. Federation of Malaysia Berhad                         48,000           116,155
          SHL Consolidated Berhad                                                 943,700           429,553
      *   Silverstone Corp. Berhad                                                  8,690               389
          Sime Darby Berhad                                                       355,980           543,401
      *   Sime Engineering Services Berhad                                        222,000            52,746
      *   South East Asia Lumber, Inc. Berhad                                     228,800            15,857
          Southern Acids (Malaysia) Berhad                                         44,000            19,056
          Southern Bank Berhad (Foreign)                                        1,854,950         1,512,650
          Southern Steel Berhad                                                   521,000           217,928
          Store Corp. Berhad                                                      124,630            78,793
          Subur Tiasa Holdings Berhad                                             438,600           279,109
          Sunrise Berhad                                                          827,200           311,063
          Sunway City Berhad                                                    2,051,700         1,078,323
          Sunway Holdings, Inc. Berhad                                            394,000           110,850
      *   Suria Capital Holdings Berhad                                         1,181,600           127,325
          TA Enterprise Berhad                                                  7,022,400         1,347,905
          Talam Corp. Berhad                                                      139,050            13,888
      *   Tamco Corp. Holdings Berhad                                             219,500            15,247
          Tan Chong Motor Holdings Berhad                                       3,485,700         1,466,740
          Tekala Corp. Berhad                                                     337,700            94,047
      *   Time Dotcom Berhad                                                    8,323,300           578,319
          Tiong Nam Transport Holdings Berhad                                     171,500            40,172
          Tradewinds (Malaysia) Berhad                                            782,900           538,035
      *   Trengganu Development & Management Berhad                               534,400           105,099
          Tronoh Mines Malaysia Berhad                                            508,500           361,325
          UAC Berhad                                                               49,800            62,419
          UDA Holdings Berhad                                                     875,200           340,121
      *   UEM World Berhad                                                      5,673,800           917,093
          UMW Holdings Berhad                                                   3,008,943         3,956,167
          Unico-Desa Plantations Berhad                                         2,705,000           316,915
      *   Union Paper Holdings Berhad                                           1,014,100           155,926

          Uniphone Telecommunications Berhad                                      286,800            32,506
          United Malacca Rubber Estates Berhad                                    310,800           279,594
          United Plantations Berhad                                               821,200         1,079,130
      *   Utama Banking Group Berhad                                              955,000           122,823
          VS Industry Berhad                                                      285,500            84,856
          Warisan TC Holdings Berhad                                              109,850            48,861
          Worldwide Holdings Berhad                                               418,600           194,733
          WTK Holdings Berhad                                                     575,400           635,284
          Yeo Hiap Seng (Malaysia) Berhad                                         296,100           150,066
          YTL Corp. Berhad                                                      2,986,700         4,124,289
          Yu Neh Huat Berhad                                                      748,600           254,058
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $129,698,824)                                                                             126,145,284
                                                                                            ---------------

PREFERRED STOCKS -- (0.0%)
      *   Malayan United Industries Berhad A1 08/03/13                          1,526,067            18,072
      *   Malayan United Industries Berhad A2 08/03/13                          1,526,067            14,056
                                                                                            ---------------
TOTAL PREFERRED STOCKS
(Cost $8,641)                                                                                        32,128
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Ancom Berhad Rights 06/03/05                                            187,500             2,220
      *   Melewar Industrial Group Warrants                                        95,800                 0
      *   Mieco Chipboard Berhad Warrants 04/21/09                                 76,000            13,400
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $7,042)                                                                                        15,620
                                                                                            ---------------

TOTAL -- MALAYSIA
(Cost $129,714,507)                                                                             126,193,032
                                                                                            ---------------

TURKEY -- (6.3%)
COMMON STOCKS -- (6.3%)
          Adana Cimento Sanayi Ticaret A.S.                                       259,762           160,814
          Akbank T.A.S.                                                         2,744,529        14,649,872
      *   Akenerji Elektrik Uretim A.S.                                           216,113           845,294
          Aksa Akrilik Kimya Sanayii A.S.                                         148,490         1,307,341
          Aksigorta A.S.                                                          401,460         1,541,513
          Alarko Carrier Sanayii ve Ticaret A.S.                                   40,047           267,262
      *   Alternatifbank A.S.                                                      92,933            81,325
      *   Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.                     87,865            84,260
      *   Anadolu Anonim Turk Sigorta Sirketi                                     450,118           950,025
          Anadolu Cam Sanayii A.S.                                                561,694         1,998,109
      *   Ayen Enerji A.S.                                                        473,652           642,980
          Bagfas Bandirma Gubre Fabrikalari A.S.                                   11,130           226,694
          Bati Anabolu Cimento A.S.                                               255,022           687,263
          Bolu Cimento Sanayii A.S.                                               485,644           610,285
          Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                           98,343           730,862
          Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.                        360,180           420,079
          Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.                      9,261           478,008
          Cimsa Cimento Sanayi Ve Ticaret A.S.                                    480,369         2,020,979

      *   Dardanel Onentas Gida Sanayii A.S.                                       16,183            10,066
      *   Dogan Sirketler Grubu Holding A.S.                                    3,007,361         6,912,309
          Doktas Dokumculuk Ticaret ve Sanayi A.S.                                 63,360            72,536
      *   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.                        362,756           465,567
          Eregli Demir ve Celik Fabrikalari Turk A.S.                           1,995,394         8,011,778
      *   Finansbank A.S.                                                       3,416,061        12,105,192
      *   Goldas Kuyumculuk Sanayi A.S.                                           327,200           213,790
          Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                     24,412           362,977
          Gubre Fabrikalari Ticaret A.S.                                           29,241            50,529
          Gunes Sigorta A.S.                                                      309,093           346,202
          Ihlas Holding A.S.                                                      319,654           214,783
      *   Izmir Demir Celik Sanayii A.S.                                          230,946           477,639
          Izocam Ticaret Ve Sanayi A.S.                                            27,299            86,148
          Karton Sanayi ve Ticaret A.S.                                             1,000            89,164
          Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi
          Sanayi ve Ticaret A.S.                                                  414,951           684,845
      *   Kutahya Porselen Sanayii A.S.                                             7,076           109,684
          Mardin Cimento Sanayii ve Ticaret                                       138,517           363,289
      *   Marshall Boya ve Vernik Sanayii A.S.                                     11,818           232,519
      *   Medya Holdings A.S.                                                      33,508           169,443
      *   Menderes Tekstil Sanayi ve Ticaret A.S.                                 347,650           165,451
      *   Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve
          Ticaret A.S.                                                             48,774            55,023
      *   Net Holding A.S.                                                        369,294           105,389
      *   Net Turizm Ticaret ve Sanayi A.S.                                       184,178           107,599
          Nortel Networks Netas Telekomuenikasyon A.S.                             24,805           544,771
          Otobus Karoseri Sanayi A.S.                                              98,162           323,279
          Pinar Entegre et ve Un Sanayii A.S.                                      51,591            41,556
          Pinar Sut Mamulleri Sanayii A.S.                                         58,424            68,514
      *   Raks Elektronik Sanayi ve Ticaret A.S.                                    5,859             3,359
      *   Sabah Yayincilik A.S.                                                    31,938            88,944
          Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                     247,799           302,310
      *   Sasa Dupont Sabanci Polyester Sanayi A.S.                             1,121,965           942,823
      *   Tat Konserve Sanayii A.S.                                               175,295           338,055
      *   Tekstil Bankasi A.S.                                                    593,041           525,546
          Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.                   156,597           217,291
          Tofas Turk Otomobil Fabrikasi A.S.                                      544,993           752,460
          Trakya Cam Sanayii A.S.                                               1,227,824         3,905,356
          Turk Demir Dokum Fabrikalari A.S.                                       166,949           739,018
      *   Turk Dis Ticaret Bankasi A.S.                                         1,984,958         6,287,335
          Turk Pirelli Kablo ve Sistemleri A.S.                                    39,312            67,571
          Turk Sise ve Cam Fabrikalari A.S.                                     2,182,218         5,237,741
      *   Turkiye Garanti Bankasi A.S.                                          2,762,007        10,424,036
          Turkiye Is Bankasi A.S.                                               1,860,440        10,048,589
          Ulker Gida Sanayi ve Ticaret A.S.                                       124,461           356,637
      *   Unye Cimento Sanayi ve Ticaret A.S.                                      20,978            24,726
          USAS Ucak Servisi A.S.                                                   20,520            67,460
      *   Vestel Elektronik Sanayi ve Ticaret A.S.                                223,134           775,118
      *   Yapi ve Kredi Bankasi A.S.                                            1,405,653         5,341,851
      *   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                             18,345            12,989
                                                                                            ---------------
TOTAL -- TURKEY
(Cost $31,903,220)                                                                              106,552,222
                                                                                            ---------------

                                                                              SHARES            VALUE +
                                                                          ---------------   ---------------
ISRAEL -- (5.1%)
COMMON STOCKS -- (5.1%)
      *   Afcon Industries, Ltd.                                                    2,102             7,656
          American Israeli Paper Mills, Ltd.                                       17,596           812,835
      *   Ashtrom Properties, Ltd.                                                171,400            77,137
          Azorim Investment Development & Construction Co., Ltd.                  299,403         2,919,943
          Bank Hapoalim, Ltd.                                                   4,239,985        14,885,225
          Bank Leumi Le-Israel                                                  5,434,353        15,376,651
          Bank of Jerusalem, Ltd.                                                  71,150            81,138
      *   Baran Group, Ltd.                                                        94,200           950,394
          Blue Square Chain Stores Properties & Investments, Ltd.                  33,400           307,176
          CLAL Industries, Ltd.                                                   773,796         3,563,712
          Delta Galil Industries, Ltd.                                             95,091           793,378
      *   Discount Mortgage Bank, Ltd.                                              3,611           394,288
          Elbit Medical Imaging, Ltd.                                             168,210         3,237,612
          Electra Consumer Products                                                23,400           198,821
      *   Electrochemical Industries (1952), Ltd.                                  48,800                 0
      *   Elron Electronic Industries, Ltd.                                       202,296         2,909,915
      *   Feuchtwanger Investments 1984, Ltd.                                      10,500             5,964
      *   First International Bank of Israel, Ltd. Par Value $0.01                434,800           673,601
      *   First International Bank of Israel, Ltd. Par Value $0.05                294,660         2,116,218
          Formula Systems (1985), Ltd.                                             93,700         1,358,244
      *   Formula Vision Technologies, Ltd.                                         1,953             1,886
          Global Trade Centre Real Estate NV                                        3,052             6,667
      *   Granite Hacarmel Investments, Ltd.                                      142,500           199,110
          IDB Development Corp., Ltd. Series A                                     87,522         2,687,039
          Industrial Building Corp., Ltd.                                         557,683           654,074
          Israel Cold Storage & Supply Co., Ltd.                                    7,000            29,807
          Israel Corp. Series A                                                     4,000         1,144,205
      *   Israel Land Development Co., Ltd.                                       234,969         1,027,675
          Israel Petrochemical Enterprises, Ltd.                                  253,817         2,207,041
      *   Israel Steel Mills, Ltd.                                                 97,000               857
      *   Kardan Real Estate, Ltd.                                                  3,052             4,115
          Knafaim-Arkia Holdings, Ltd.                                            117,857         1,335,476
      *   Koor Industries, Ltd.                                                   125,769         8,185,325
      *   Leader Holding & Investments, Ltd.                                      166,882           318,219
      *   Liberty Properties, Ltd.                                                  3,457            25,356
          M.A.Industries, Ltd.                                                    227,355         1,375,440
          Mehadrin, Ltd.                                                           24,063           442,202
          Merhav-Ceramic & Building Materials Center, Ltd.                         36,232            68,541
      *   Middle East Tube Co.                                                     46,200            54,420
          Miloumor, Ltd.                                                           50,403           171,222
          Minrav Holdings, Ltd.                                                     2,000            74,228
      *   Nice Systems, Ltd.                                                       50,930         1,868,109
      *   OCIF Investments and Development, Ltd.                                    7,956           149,249
          Otzar Hashilton Hamekomi, Ltd.                                            1,050            87,585
          Packer Plada, Ltd.                                                        4,006           196,299
          Polgat Industries, Ltd. Series A                                         87,600            59,821
          Property and Building Corp., Ltd.                                         7,261           657,682
          Scitex Corp., Ltd.                                                      365,565         2,480,646
      *   Shrem Fudim Kelner & Co., Ltd.                                           28,100            97,972
          Super-Sol, Ltd. Series B                                                688,337         1,856,287
      *   Team Computer & Systems, Ltd.                                             7,900            89,994

      *   Union Bank of Israel, Ltd.                                              373,011         1,362,399
      *   United Mizrahi Bank, Ltd.                                             1,233,305         5,842,867
      *   Urdan Industries, Ltd.                                                  183,950            97,410
      *   Ytong Industries, Ltd.                                                  174,250           163,385
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $54,248,755)                                                                               85,692,518
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Israel Shekel                                                                                 145
                                                                                            ---------------
(Cost $132)

RIGHTS/WARRANTS -- (0.0%)
      *   GTC Warrants                                                                 91                 0
                                                                                            ---------------
(Cost $0)
TOTAL -- ISRAEL
(Cost $54,248,887)                                                                               85,692,663
                                                                                            ---------------

INDONESIA -- (4.8%)
COMMON STOCKS -- (4.8%)
      *   PT Apac Centretex Corporation Tbk                                       774,000            14,667
          PT Asahimas Flat Glass Tbk                                            5,333,500         1,483,723
          PT Astra Agro Lestari Tbk                                            12,738,500         4,879,540
          PT Astra Graphia Tbk                                                 18,779,000           679,407
          PT Bank Central Asia Tbk                                              2,554,000           929,641
          PT Bank NISP Tbk                                                     44,791,078         4,405,817
          PT Bank Pan Indonesia Tbk                                           113,482,661         5,348,802
          PT Berlian Laju Tanker Tbk                                           54,456,800         5,372,640
          PT Bhakti Investama Tbk                                              31,933,500           786,579
      *   PT Branta Mulia Tbk                                                     180,000            18,912
      *   PT Budi Acid Jaya Tbk                                                 6,410,000            77,175
      *   PT Charoen Pokphand Indonesia Tbk                                    13,979,000           630,974
      *   PT Clipan Finance Indonesia Tbk                                      12,461,000           450,036
      *   PT Davomas Adabi Tbk                                                 71,017,500         1,084,545
          PT Dynaplast Tbk                                                      3,040,000           470,127
      *   PT Ever Shine Textile Tbk                                            19,347,215           152,452
      *   PT Great River International Tbk                                      1,788,000            86,413
      *   PT Hero Supermarket Tbk                                                 220,000            73,003
          PT Indorama Synthetics Tbk                                            7,901,320           497,191
          PT International Nickel Indonesia Tbk                                 7,522,000        10,980,061
      *   PT Jaya Real Property Tbk                                             5,189,500         1,303,609
      *   PT Karwell Indonesia Tbk                                              1,466,500            63,171
      *   PT Kawasan Industry Jababeka Tbk                                        534,000             6,989
          PT Komatsu Indonesia Tbk                                              6,049,000         2,515,322
          PT Lautan Luas Tbk                                                    7,721,000           511,111
          PT Matahari Putra Prima Tbk                                          12,852,500           767,694
          PT Mayorah Indah Tbk                                                  8,497,572         1,068,354
          PT Medco Energi International Tbk                                    31,249,000        10,335,525
      *   PT Metrodata Electronics Tbk                                         18,582,000           174,741
      *   PT Modern Photo Tbk                                                   1,266,500            77,030
      *   PT Mutlipolar Corporation Tbk                                         3,195,000            53,502
      *   PT Panasia Indosyntec Tbk                                               403,200            21,181

      *   PT Panin Insurance Tbk                                               27,086,000           866,233
          PT Rig Tenders Indonesia Tbk                                          2,760,000           259,608
          PT Selamat Semp Tbk                                                  10,624,000           333,119
          PT Semen Gresik Tbk                                                   8,421,591        14,220,477
      *   PT Sinar Mas Agro Resources and Technology Tbk                        1,688,580           749,554
          PT Summarecon Agung Tbk                                               2,250,000           226,023
      *   PT Sunson Textile Manufacturer Tbk                                    6,012,000           192,708
      *   PT Suparma Tbk                                                        3,995,345           111,482
      *   PT Surya Dumai Industri Tbk                                           5,145,000           194,600
          PT Surya Toto Indonesia Tbk                                              46,400            29,250
          PT Tempo Scan Pacific Tbk                                             6,466,000         4,738,319
      *   PT Tigaraksa Satria Tbk                                                  68,400            26,590
          PT Timah Tbk                                                          5,855,000         1,411,102
          PT Trias Sentosa Tbk                                                 29,527,200           574,407
          PT Trimegah Sec Tbk                                                  34,298,000           521,995
          PT Tunas Ridean Tbk                                                  10,810,000           940,863
      *   PT Ultrajaya Milk Industry & Trading Co. Tbk                         13,717,500           432,252
          PT Unggul Indah Corp. Tbk                                               371,435           117,073
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $37,309,655)                                                                               81,265,589
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Indonesia Rupiah                                                                              999
                                                                                            ---------------
(Cost $1,132)
TOTAL -- INDONESIA
(Cost $37,310,787)                                                                               81,266,588
                                                                                            ---------------

THAILAND -- (3.8%)
COMMON STOCKS -- (3.8%)
      *   Adkinson Securities Public Co., Ltd. (Foreign)                        1,753,500           284,841
      *   Advance Agro Public Co., Ltd. (Foreign)                               1,859,030         1,047,792
          Amarin Plaza Public Co., Ltd. (Foreign)                               1,130,300            52,579
          Bangkok Bank Public Co., Ltd. (Foreign)                                 229,700           655,801
          Bangkok Expressway Public Co., Ltd. (Foreign)                         4,762,500         3,076,929
          Bangkok Insurance Public Co., Ltd. (Foreign)                             60,600           337,081
      *   Bangkok Land Public Co., Ltd. (Foreign)                              25,356,703           299,562
      *   Bank of Ayudhya Public Co., Ltd. (Foreign)                           13,791,900         4,311,030
          Banpu Public Co., Ltd. (Foreign)                                      1,199,400         4,457,529
          Big C Supercenter Public Co., Ltd. (Foreign)                          1,274,800           699,681
          Cal-Comp Electronics (Thailand) Public Co., Ltd.
          (Foreign)                                                             6,655,000           566,731
          Capital Nomura Securities Public Co., Ltd. (Foreign)                    370,100           473,670
          Central Plaza Hotel Public Co., Ltd. (Foreign)                          723,000           409,279
          Charoen Pokphand Foods Public Co., Ltd. (Foreign)                    19,181,540         2,020,600
          Delta Electronics (Thailand) Public Co., Ltd. (Foreign)               1,986,600           748,092
          Eastern Water Resources Development & Management Public
          Co., Ltd. (Foreign)                                                   8,590,800           790,785
          Finansa Public Co., Ltd. (Foreign)                                       47,700            22,776
      *   Golden Land Property Development Public Co., Ltd.
          (Foreign)                                                               232,500            37,195
          Hana Microelectronics Public Co., Ltd. (Foreign)                        935,000           446,444
          Hermraj Land & Development Public Co., Ltd. (Foreign)                 8,293,700           185,756
          ICC International Public Co., Ltd. (Foreign)                          2,755,000         2,788,565

      *   Jasmine International Public Co., Ltd. (Foreign)                     13,034,800           166,825
          Kang Yong Electric Public Co., Ltd. (Foreign)                           236,200           386,594
          Kasikornbank Public Co., Ltd. (Foreign)                               1,530,000         2,240,586
          KCE Electronics Public Co., Ltd. (Foreign)                              120,000            12,582
          KGI Securities One Public Co., Ltd. (Foreign)                         3,648,400           228,081
          Krung Thai Bank Public Co., Ltd. (Foreign)                           15,705,600         3,556,277
          Krungthai Card Public Co., Ltd. (Foreign)                               423,700           240,893
          Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                      545,800           617,937
          Loxley Public Co., Ltd. (Foreign)                                     3,341,100           226,961
          MBK Development Public Co., Ltd. (Foreign)                              226,700           270,612
      *   Millennium Steel Public Co., Ltd. (Foreign)                           6,139,300           246,297
          Modernform Group Public Co., Ltd. (Foreign)                              46,000            40,192
          Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)               134,300           733,808
      *   Nakornthai Strip Mill Public Co., Ltd. (Foreign)                     18,337,100           586,715
          National Finance and Securities Public Co., Ltd. (Foreign)            9,023,000         2,998,043
          National Petrochemical Public Co., Ltd. (Foreign)                     2,010,600         5,987,758
      *   Natural Park Public Co., Ltd. (Foreign)                               2,593,500            62,556
      *   Pacific Assets Public Co., Ltd. (Foreign)                               380,000            43,584
          Padaeng Industry Public Co., Ltd. (Foreign)                           1,600,800           504,313
          Quality Houses Public Co., Ltd. (Foreign)                            12,468,500           368,255
          Regional Container Lines Public Co., Ltd. (Foreign)                   6,950,000         5,302,732
          Rojana Industrial Park Public Co., Ltd. (Foreign)                       222,600            38,625
          Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)                 3,316,000         1,428,255
          Saha Pathanapibul Public Co., Ltd. (Foreign)                          1,367,000           471,031
          Saha-Union Public Co., Ltd. (Foreign)                                 3,025,300         1,169,018
          Sansiri Public Co., Ltd. (Foreign)                                    1,055,400            78,447
      *   Shinawatra Satellite Public Co., Ltd. (Foreign)                         939,100           388,306
          Siam Commercial Bank Public Co., Ltd. (Foreign)                       3,474,600         4,083,489
          Siam Food Products Public Co., Ltd. (Foreign)                            97,100           114,713
          Siam Industrial Credit Public Co., Ltd. (Foreign)                     4,055,050           583,855
          Siam Makro Public Co., Ltd. (Foreign)                                   331,200           509,476
          Sri Trang Agro Industry Public Co., Ltd. (Foreign)                      119,700            56,565
      *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)               839               454
          Supalai Public Co., Ltd. (Foreign)                                      456,500            27,190
          Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                     290,000           111,346
          Thai Rayon Public Co., Ltd. (Foreign)                                    16,500           146,197
          Thai Rung Union Car Public Co., Ltd. (Foreign)                        5,386,250           914,721
          Thai Wacoal Public Co., Ltd. (Foreign)                                   93,300            74,631
      *   Tipco Asphalt Public Co., Ltd. (Foreign)                                 43,600            22,213
      *   TPI Polene Public Co., Ltd. (Foreign)                                 4,168,162         2,641,648
      *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                          1,987,600            93,925
          Tycoons Worldwide Group Public Co., Ltd. (Foreign)                    1,243,300           312,126
      *   United Communication Industry Public Co., Ltd. (Foreign)                864,400           941,415
          Vinythai Public Co., Ltd. (Foreign)                                   2,702,417           678,431
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $39,493,571)                                                                               63,420,396
                                                                                            ---------------

RIGHTS/WARRANTS -- (0.0%)
      *   Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006                 3,987,330                 0
      *   Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07             4,600               389
                                                                                            ---------------
TOTAL RIGHTS/WARRANTS
(Cost $0)                                                                                               389
                                                                                            ---------------

TOTAL -- THAILAND
(Cost $39,493,571)                                                                               63,420,785
                                                                                            ---------------

CZECH REPUBLIC -- (3.4%)
COMMON STOCKS -- (3.4%)
          Cesky Telecom A.S.                                                      535,201        10,020,432
          CEZ A.S.                                                              2,744,208        46,529,555
                                                                                            ---------------

TOTAL -- CZECH REPUBLIC
(Cost $49,958,001)                                                                               56,549,987
                                                                                            ---------------

POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
      *   Amica Wronki SA                                                         174,355         1,613,850
      *   Bank Ochrony Srodowiska SA                                                4,447            65,007
          Bank Przemyslowo Handlowy BPH                                             9,050         1,371,186
          Bank Zackodni WBK SA                                                     31,975           871,593
          Big Bank Gdanski SA                                                   6,347,135         5,863,786
      *   Budimex SA                                                              124,553         1,820,779
          Debica SA                                                                69,146         1,695,816
      *   Echo Investment SA                                                       24,869           648,663
          Elektrobudowa SA                                                         31,748           219,405
      *   Fabryki Mebli Forte SA                                                   36,826           117,680
      *   Huta Ferrum SA                                                            4,233            11,142
      *   Impexmetal SA                                                           241,068         2,905,734
      *   Lentex SA                                                               139,083           610,630
      *   Mostostal Export SA                                                     654,595           204,212
      *   Mostostal Warszawa SA                                                   183,300           332,934
      *   Mostostal Zabrze Holding SA                                             140,376            29,909
          Netia Holdings SA                                                     2,929,680         3,299,490
          Orbis SA                                                                668,253         4,509,090
          Polifarb Cieszyn Wroclaw SA                                             929,467         1,874,763
          Polski Koncern Naftowy Orlen SA                                       1,699,007        23,039,907
      *   Prokom Software SA                                                       34,197           967,611
          Przedsiebiorstwo Farmaceutyczne JELFA SA                                139,333         2,402,578
      *   Raciborska Fabryka Kotlow SA                                            291,972         1,036,405
      *   Stalexport SA                                                           422,172           222,749
      *   Ster-Projekt SA                                                         189,938           424,423
                                                                                            ---------------
TOTAL -- POLAND
(Cost $52,569,461)                                                                               56,159,342
                                                                                            ---------------

CHILE -- (2.3%)
COMMON STOCKS -- (2.3%)
          Banco de Credito e Inversiones SA Series A                               54,733         1,115,756
          Banmedica SA                                                            347,000           255,606
          CAP SA (Compania de Aceros del Pacifico)                                199,310         2,210,762
          Cementos Bio-Bio SA                                                      62,327           138,267

          Cervecerias Unidas SA                                                   143,000           667,562
          Consumidores de Gas de Santiago SA                                      103,000           485,225
          COPEC (Cia de Petroleos de Chile)                                       947,488         7,677,290
          Cristalerias de Chile SA                                                 14,500           134,133
          CTI SA (Cia Tecno Industrial)                                         4,900,000           105,261
          Empresa Nacional de Electricidad SA                                   2,694,503         2,067,901
          Empresa Nacional de Telecomunicaciones SA                                86,880           840,150
          Empresas CMPC SA                                                        286,547         6,234,085
      *   Empresas Iansa SA                                                     4,994,997           239,589
          Enersis SA                                                           11,659,592         2,148,161
          Industrias Forestales Inforsa SA                                      2,387,597           511,672
      *   Inversiones Frimetal SA                                               4,900,000                 0
      *   Madeco Manufacturera de Cobre SA                                      1,450,969           131,240
          Maderas y Sinteticos SA                                               1,414,095           782,421
          Minera Valparaiso SA                                                      7,500           110,492
          Parque Arauco SA                                                        543,207           316,386
          Sociedad Industrial Pizarreno SA                                         63,000           118,068
          Sociedad Quimica y Minera de Chile SA Series A                           43,364           404,929
          Sociedad Quimica y Minera de Chile SA Series B                          945,090         8,127,207
          Soquimic Comercial SA                                                   150,000            53,447
          Sud Americana de Vapores SA                                             410,000           895,503
          Telecomunicaciones de Chile SA Series A                                 477,600         1,178,148
          Telecomunicaciones de Chile SA Series B                                 372,166           908,499
          Vina de Concha y Toro SA                                                350,000           524,026
          Vina San Pedro SA                                                     4,500,000            49,722
          Vina Sta Carolina SA Series A                                           163,489           103,653
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,472,515)                                                                               38,535,161
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Chilean Pesos                                                                             825,466
                                                                                            ---------------
(Cost $833,933)
TOTAL -- CHILE
(Cost $20,306,448)                                                                               39,360,627
                                                                                            ---------------

ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
          Acindar Industria Argentina de Aceros SA Series B                     2,261,067         4,726,149
      *   Alpargatas SA Industrial y Comercial                                      6,363             7,657
          Banco del Sud Sociedad Anonima Series B                                 310,563           414,676
      *   Banco Frances del Rio de la Plata SA                                    353,379           785,245
      *   Banco Suquia SA                                                         327,868            53,507
      *   Capex SA Series A                                                       131,575           249,428
          Celulosa Argentina SA Series B                                           10,843            12,798
      *   Central Costanera SA Series B                                           261,000           292,566
      *   Central Puerto SA Series B                                              161,000            91,297
          Cresud SA Comercial Industrial Financiera y Agropecuaria                535,252           663,515
          DYCASA SA (Dragados y Construcciones Argentina) Series B                 55,000            58,479
      *   Garovaglio y Zorraquin SA                                                65,800            11,281
      *   Grupo Financiero Galicia SA Series B                                  2,067,935         1,704,439
      *   IRSA Inversiones y Representaciones SA                                1,257,197         1,500,433

      *   Juan Minetti SA                                                         806,693           885,640
          Ledesma S.A.A.I.                                                        885,405           519,597
      *   Metrogas SA Series B                                                    176,000            78,334
      *   Molinos Rio de la Plata SA Series B                                     541,214           829,711
      *   Polledo SA Industrial y Constructora y Financiera                        50,000            11,045
      *   Renault Argentina SA                                                  2,501,957           680,516
          Siderar S.A.I.C. Series A                                               645,512         4,724,567
      *   Sol Petroleo SA                                                         173,000            45,002
          Solvay Indupa S.A.I.C.                                                1,334,322         1,803,637
      *   Telecom Argentina Stet-France SA Series B                               476,600         1,104,623
          Tenaris SA                                                            1,660,259        10,947,388
      *   Transportadora de Gas del Sur SA Series B                               660,500           783,935
                                                                                            ---------------
TOTAL COMMON STOCKS
(Cost $19,009,344)                                                                               32,985,465
                                                                                            ---------------

INVESTMENT IN CURRENCY -- (0.0%)
      *   Argentine Peso                                                                            471,019
                                                                                            ---------------
(Cost $464,426)
TOTAL -- ARGENTINA
(Cost $19,473,770)                                                                               33,456,484
                                                                                            ---------------

HUNGARY -- (1.9%)
COMMON STOCKS -- (1.9%)
      *   Danubius Hotel & Spa RT                                                 172,246         3,880,595
          Egis RT                                                                  80,537         6,922,410
      *   Fotex First Hungarian-American Photo Service Co.                      2,356,737         2,847,869
      *   Globus Konzervipari RT                                                  349,690           642,730
      *   Magyar Olay-Es Gazipari RT                                               85,309         6,337,524
      *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                      100,770           623,336
      *   North American Business Industries RT                                   121,832           150,221
      *   Pannonplast P.L.C.                                                      138,882         1,007,553
      *   Raba Hungarian Railway Carriage & Machine Works                         482,083         1,542,686
      *   Synergon Information Systems Ltd., Budapest                             247,161           574,863
      *   Tiszai Vegyi Kombinat RT                                                253,242         7,124,115
                                                                                            ---------------
TOTAL -- HUNGARY
(Cost $22,009,258)                                                                               31,653,902
                                                                                            ---------------

PHILIPPINES -- (1.7%)
COMMON STOCKS -- (1.7%)
          Aboitiz Equity Ventures, Inc.                                         5,782,000           522,478
          Alaska Milk Corp.                                                     7,953,000           467,737
      *   Alsons Consolidated Resources, Inc.                                  16,904,000           139,699
          Bacnotan Consolidated Industries, Inc.                                1,696,970           357,682
      *   Belle Corp.                                                          30,800,000           662,645
      *   Cebu Holdings, Inc.                                                   7,763,250           132,430
      *   Digital Telecommunications (Philippines), Inc.                      131,630,000         2,649,493
          Equitable PCI Bank, Inc.                                              2,841,900         2,704,664
      *   Fil-Estate Land, Inc.                                                 3,196,340            32,584

      *   Filinvest Development Corp.                                           5,283,500           119,874
      *   Filinvest Land, Inc.                                                151,904,100         3,949,168
      *   Filipina Water Bottling Corp.                                         5,471,786                 0
      *   First E-Bank Corp.                                                      409,000             6,236
          Keppel Philippines Marine, Inc.                                       9,725,165           107,080
      *   Kuok Philippine Properties, Inc.                                      4,300,000            15,762
      *   Megaworld Properties & Holdings, Inc.                               179,870,000         4,538,174
          Metro Bank and Trust Co.                                                349,020           188,121
      *   Mondragon International Philippines, Inc.                             2,464,000             5,645
          Petron Corp.                                                         15,160,000           914,937
      *   Philippine National Bank                                              3,619,900         2,318,452
      *   Philippine National Construction Corp.                                  398,900            24,675
      *   Philippine Realty & Holdings Corp.                                   20,930,000            69,051
          Philippine Savings Bank                                               1,095,390           662,534
      *   Prime Orion Philippines, Inc.                                        14,400,000            59,384
      *   RFM Corp.                                                             2,488,200            36,484
          Robinson's Land Corp. Series B                                       16,019,000         1,421,571
          Security Bank Corp.                                                   2,713,200         1,456,174
          SM Development Corp.                                                 21,996,400           628,640
      *   Solid Group, Inc.                                                    19,668,000           176,903
          Soriano (A.) Corp.                                                   20,195,000           735,218
          Union Bank of the Philippines                                           547,400           285,632
          Universal Robina Corp.                                               16,140,300         3,856,760
      *   Urban Bank, Inc.                                                         14,950               171
                                                                                            ---------------

TOTAL -- PHILIPPINES
(Cost $28,352,717)                                                                               29,246,058
                                                                                            ---------------

INDIA -- (1.0%)
COMMON STOCKS -- (1.0%)
      *   Adani Exports, Ltd.                                                     257,879           375,437
      *   Alok Industries, Ltd.                                                   150,255           231,089
      *   Apollo Tyres, Ltd.                                                       35,681           226,298
      *   Arvind Mills, Ltd.                                                      223,393           724,231
      *   Aurobindo Pharmaceuticals, Ltd.                                          58,049           389,885
      *   Ballarpur Industries, Ltd.                                              185,719           509,580
      *   BASF India, Ltd.                                                         16,868            79,279
      *   Chambal Fertilizers & Chemicals, Ltd.                                   464,217           338,029
      *   Deepak Fertilizers & Petrochemicals Corp., Ltd.                          96,707           146,866
      *   Dr. Reddy's Laboratories, Ltd.                                          104,746         1,727,839
      *   E.I.D. - Parry (India), Ltd.                                             53,405           149,107
      *   Electrosteel Casings, Ltd.                                                9,689            94,414
      *   Essel Propack, Ltd.                                                      15,830           116,939
      *   Federal Bank, Ltd.                                                       75,231           285,027
      *   Finolex Cables, Ltd.                                                     21,901           112,661
      *   Finolex Industries, Ltd.                                                 74,213           131,989
      *   Great Eastern Shipping Co., Ltd.                                        268,708           958,785
      *   GTL, Ltd.                                                                86,203           197,065
      *   Gujarat Alkalies & Chemicals, Ltd.                                       43,945           133,900
      *   Gujarat State Fertilisers & Chemicals, Ltd.                              91,254           243,840
      *   Himachal Futuristic Communications, Ltd.                                556,774           239,626
      *   India Cements, Ltd.                                                     141,720           242,958

      *   Indian Hotels Co., Ltd.                                                  34,848           531,952
          Indian Petrochemicals Corp., Ltd.                                       211,545           788,682
      *   Indian Rayon & Industries, Ltd.                                          15,834           161,045
      *   IndusInd Bank, Ltd.                                                     173,729           243,872
      *   Industrial Development Bank of India, Ltd.                              329,966           704,232
      *   Ingersoll-Rand (India), Ltd.                                             15,956            96,577
      *   Ispat Industries, Ltd.                                                  791,903           374,379
      *   J.B. Chemicals & Pharmaceuticals, Ltd.                                   48,049            97,512
          Jammu & Kashmir Bank, Ltd.                                               29,022           222,917
      *   Jindal Stainless, Ltd.                                                  125,668           284,734
      *   LIC Housing Finance, Ltd.                                                50,824           277,793
      *   Mahavir Spinning Mills, Ltd.                                             15,408           131,452
      *   Mahindra & Mahindra, Ltd.                                               109,940         1,284,307
      *   Moser Baer (India), Ltd.                                                 94,953           464,712
      *   MRF, Ltd.                                                                 2,143           121,315
      *   Nagarjuna Fertilizers & Chemicals, Ltd.                                 247,572            80,515
      *   NIIT, Ltd.                                                               19,941            88,775
      *   Nirma, Ltd.                                                              16,550           148,829
      *   Orchid Chemicals & Phamaceuticals, Ltd.                                  37,024           271,410
      *   Pentamedia Graphics, Ltd.                                               383,284            68,705
      *   Polaris Software Lab, Ltd.                                               58,650           135,481
      *   Punjab Tractors, Ltd.                                                    38,385           167,588
          Raymond, Ltd.                                                            45,243           354,032
      *   SRF, Ltd.                                                                78,441           242,425
      *   Tata Chemicals, Ltd.                                                    170,715           695,492
      *   Tata Tea, Ltd.                                                           44,990           589,781
      *   Tube Investments of India, Ltd.                                          19,300           136,466
      *   Videsh Sanchar Nigam, Ltd.                                              120,042           570,474
                                                                                            ---------------
TOTAL -- INDIA
(Cost $16,797,895)                                                                               16,990,298
                                                                                            ---------------

UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
      *   TTI Team Telecom International, Ltd.                                     16,590            38,323
                                                                                            ---------------
TOTAL -- UNITED STATES
(Cost $34,900)                                                                                       38,323
                                                                                            ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
      *   Euro Currency                                                                                 414
                                                                                            ---------------
TOTAL -- EMU
(Cost $284)                                                                                             414
                                                                                            ---------------

                                                                               FACE
                                                                              AMOUNT            VALUE +
                                                                          ---------------   ---------------
                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.0%)
            Repurchase Agreement, PNC Capital Markets, Inc. 2.89%,
            06/01/05 (Collateralized by $878,000 FNMA Notes 2.95%,
            11/14/07, valued at $876,903) to be repurchased at
            $863,069                                                      $           863           863,000
                                                                                            ---------------
      TOTAL TEMPORARY CASH INVESTMENTS
      (Cost $863,000)                                                                               863,000
                                                                                            ---------------
TOTAL INVESTMENTS - (100.0%)
(Cost $1,208,588,829)                                                                       $ 1,686,657,735
                                                                                            ---------------

----------
+   Securities have been fair valued. See Note B to Financial Statements.
*   Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   -----------------   -----------------
COMMON STOCKS -- (94.7%)
Consumer Discretionary -- (20.5%)
       *   4Kids Entertainment, Inc.                                                         107,900   $       2,050,100
       *   A.C. Moore Arts & Crafts, Inc.                                                     18,357             546,304
       *   Acme Communications, Inc.                                                         133,720             529,531
           Action Performance Companies, Inc.                                                123,200           1,146,992
       *   Advanced Marketing Services, Inc.                                                 102,695             418,482
       *   Aftermarket Technology Corp.                                                      147,685           2,265,488
       *   Alderwoods Group, Inc.                                                             33,700             466,745
       *   All American Semiconductor, Inc.                                                    9,600              45,984
       *   Alloy, Inc.                                                                       107,699             553,573
           Ambassadors Group, Inc.                                                            12,840             464,166
           American Axle & Manufacturing Holdings, Inc.                                      186,200           3,854,340
       *   American Biltrite, Inc.                                                               900               8,460
           American Greetings Corp. Class A                                                  135,300           3,515,094
       *   America's Car-Mart, Inc.                                                           32,700             699,780
           Ameristar Casinos, Inc.                                                            11,400             585,276
       *   AMS Health Sciences, Inc.                                                           2,100               3,759
           Andersons, Inc.                                                                     9,300             305,040
       *   AnnTaylor Stores Corp.                                                            169,975           4,378,556
       *   Applica, Inc.                                                                     254,300             727,298
           Arctic Cat, Inc.                                                                   19,200             414,720
       *   Arlington Hospitality, Inc.                                                         8,200              10,250
           ArvinMeritor, Inc.                                                                 24,400             351,360
       *   Ashworth, Inc.                                                                    121,725           1,168,560
       *   Audiovox Corp. Class A                                                            134,243           1,963,975
     * #   Avatar Holdings, Inc.                                                              16,400             785,560
       *   Aztar Corp.                                                                       123,900           3,957,366
       *   Ballantyne of Omaha, Inc.                                                          22,700              98,745
     * #   Bally Total Fitness Holding Corp.                                                  23,900              72,656
           Bandag, Inc.                                                                       12,150             562,302
           Bandag, Inc. Class A                                                               18,100             755,675
       *   Barry (R.G.) Corp.                                                                 10,900              49,050
           Bassett Furniture Industries, Inc.                                                 47,586             929,355
           Beazer Homes USA, Inc.                                                            165,177           8,830,362
       *   Big Lots, Inc.                                                                    435,700           5,515,962
           Blair Corp.                                                                        55,600           2,171,180
       #   Blockbuster, Inc. Class A                                                         310,100           2,831,213
       *   Bluegreen Corp.                                                                   211,700           3,569,262
           Bob Evans Farms, Inc.                                                             131,039           3,066,313
       *   Bombay Co., Inc.                                                                  349,600           1,863,368
           Bon-Ton Stores, Inc.                                                               95,232           1,720,842
           Books-A-Million, Inc.                                                              81,786             688,638
           Borders Group, Inc.                                                                 3,400              85,986

           BorgWarner, Inc.                                                                  220,000          11,761,200
           Boston Acoustics, Inc.                                                              7,500             111,450
           Bowl America, Inc. Class A                                                          3,528              47,258
           Boyd Gaming Corp.                                                                 137,800           7,284,108
       *   Boyds Collection, Ltd.                                                            390,000             854,100
     * #   Brillian Corp.                                                                     42,070             131,258
       *   Brookstone, Inc.                                                                   78,825           1,587,535
           Brown Shoe Company, Inc.                                                          119,400           4,190,940
       *   Buca, Inc.                                                                        148,260             756,126
           Building Materials Holding Corp.                                                   85,135           5,280,924
           Burlington Coat Factory Warehouse Corp.                                           229,655           7,613,063
           Cadmus Communications Corp.                                                        14,444             229,660
           Callaway Golf Co.                                                                 291,490           3,407,518
       *   Capital Pacific Holdings, Inc.                                                     40,800             168,096
       *   Carriage Services, Inc.                                                           147,100             864,948
       *   Casual Male Retail Group, Inc.                                                    128,542             906,221
       *   Catalina Lighting, Inc.                                                             1,720              14,190
           Cato Corp. Class A                                                                 28,900             834,054
       *   Cavalier Homes, Inc.                                                               75,800             276,670
       *   Cavco Industries, Inc.                                                             14,958             402,520
           CBRL Group, Inc.                                                                  180,891           7,365,882
       *   Championship Auto Racing Teams, Inc.                                               28,300               4,669
       *   Champps Entertainment, Inc.                                                       105,098             846,039
       *   Charles and Colvard, Ltd.                                                          31,967             646,373
       *   Charlotte Russe Holding, Inc.                                                     145,895           1,743,445
       *   Charming Shoppes, Inc.                                                            412,392           3,723,900
       *   Checkers Drive-In Restaurants, Inc.                                                62,667             901,778
       *   Chromcraft Revington, Inc.                                                         17,300             207,600
           Coachmen Industries, Inc.                                                          97,600           1,195,600
       *   Coastcast Corp.                                                                    10,800              25,110
       *   Cobra Electronics Corp.                                                            28,700             203,770
     * #   Collins & Aikman Corp.                                                            374,500              42,506
       *   Concord Camera Corp.                                                              127,800             166,140
           Cooper Tire & Rubber Co.                                                          290,200           5,525,408
       *   Cost-U-Less, Inc.                                                                   2,500              20,900
       *   Cox Radio, Inc.                                                                   154,200           2,508,834
       *   Crown Media Holdings, Inc.                                                             24                 225
       *   CSK Auto Corp.                                                                     55,400             937,922
           CSS Industries, Inc.                                                               24,000             739,200
       *   Culp, Inc.                                                                         93,700             407,595
       *   Cumulus Media, Inc. Class A                                                       190,177           2,375,311
           Cutter & Buck, Inc.                                                                49,200             645,996
       *   Dave & Busters, Inc.                                                               44,900             806,404
           Deb Shops, Inc.                                                                    21,025             635,165
       *   Deckers Outdoor Corp.                                                               2,400              58,128
           Delta Apparel, Inc.                                                                 3,940             115,718
       *   Delta Woodside Industries, Inc.                                                     2,425               1,576
       *   Department 56, Inc.                                                                65,400             729,864
           Dillards, Inc. Class A                                                            320,100           7,656,792
       *   Dixie Group, Inc.                                                                 110,207           1,633,268
     * #   Dominion Homes, Inc.                                                               55,408             860,486
           Dover Motorsports, Inc.                                                            72,711             418,815
       *   drugstore.com, Inc.                                                                12,000              41,280
       *   Duckwall-ALCO Stores, Inc.                                                          5,600             110,600
       *   Dura Automotive Systems, Inc.                                                     175,354             748,762

       *   eCost.com, Inc.                                                                    39,083             123,580
       *   EMAK Worldwide, Inc.                                                                4,400              48,400
       *   Emerson Radio Corp.                                                                38,388              99,041
     * #   Emmis Communications Corp. Class A                                                177,300           3,148,848
       *   Enesco Group, Inc.                                                                124,000             477,400
       *   Entercom Communications Corp.                                                      56,800           1,885,760
       *   Entravision Communications Corp.                                                  219,900           1,633,857
       *   Fairchild Corp. Class A                                                           175,500             403,650
       *   Famous Dave's of America, Inc.                                                     39,900             432,915
       #   Fedders Corp.                                                                      13,400              29,748
           Finish Line, Inc. Class A                                                          83,200           1,657,344
       *   Finlay Enterprises, Inc.                                                           74,287             964,245
     * #   Fleetwood Enterprises, Inc.                                                       141,800           1,357,026
           Flexsteel Industries, Inc.                                                          6,000              84,060
           Foot Locker, Inc.                                                                 112,600           2,973,766
     * #   Footstar, Inc.                                                                     67,700             286,032
       *   Fox & Hound Restaurant Group                                                        4,700              57,810
       *   Franklin Covey Co.                                                                  6,600              40,920
       *   Franklin Electronic Publishers, Inc.                                                  900               3,375
           Fred's, Inc.                                                                       18,100             268,423
     * #   Friedmans, Inc. Class A                                                           142,100             139,258
           Frisch's Restaurants, Inc.                                                          8,500             209,100
           Furniture Brands International, Inc.                                              201,500           4,052,165
     * #   Gadzooks, Inc.                                                                     25,500               1,122
       *   Gaiam, Inc.                                                                        18,824             112,197
     * #   GameStop Corp.                                                                     21,500             626,940
           GameTech International, Inc.                                                       18,400              51,152
       *   Gaylord Entertainment Co.                                                         146,415           6,153,822
       *   G-III Apparel Group, Ltd.                                                          12,700              91,440
       *   Goodyear Tire & Rubber Co.                                                          3,700              53,243
           Goody's Family Clothing, Inc.                                                     176,854           1,255,663
       *   Gottschalks, Inc.                                                                  18,300             196,725
           Gray Television, Inc.                                                             203,728           2,393,804
           Gray Television, Inc. Class A                                                       3,400              37,604
       *   Group 1 Automotive, Inc.                                                          160,700           4,292,297
       *   Guess, Inc.                                                                        45,000             757,800
       *   Gymboree Corp.                                                                    153,098           2,027,018
           Haggar Corp.                                                                       15,100             278,746
       *   Ha-Lo Industries, Inc.                                                             21,800                  15
           Hancock Fabrics, Inc.                                                             105,000             618,450
           Handleman Co.                                                                     147,002           2,668,086
       *   Harris Interactive, Inc.                                                           66,139             326,065
       *   Hartmarx Corp.                                                                    137,900           1,307,292
       *   Hastings Entertainment, Inc.                                                       94,800             565,956
           Haverty Furniture Co., Inc.                                                           700               9,891
       *   Hayes Lemmerz International, Inc.                                                  27,960             181,740
           Hollinger International, Inc. Class A                                              21,100             195,175
       *   Hollywood Media Corp.                                                               3,100              14,384
       *   Hovnanian Enterprises, Inc. Class A                                                13,500             838,350
           IHOP Corp.                                                                         73,400           3,494,574
       *   Image Entertainment, Inc.                                                           8,914              35,745
       *   IMPCO Technologies, Inc.                                                          102,740             341,097
       *   Infosonics Corp.                                                                   14,800              44,252
       *   Insight Communications Co., Inc.                                                  259,700           2,934,610
       *   Insight Enterprises, Inc.                                                         152,460           2,985,167

       *   Interactive Data Corp.                                                              7,600             163,628
       *   Interface, Inc. Class A                                                           182,877           1,399,009
       *   Interstate Hotels & Resorts, Inc.                                                  86,200             396,520
       *   Isle of Capri Casinos, Inc.                                                        67,662           1,683,431
       *   J. Alexander's Corp.                                                               12,700              94,361
       *   J. Jill Group, Inc.                                                                50,004             637,551
       *   Jack in the Box, Inc.                                                              20,200             837,896
       *   Jakks Pacific, Inc.                                                               188,104           3,888,110
       *   Jo-Ann Stores, Inc.                                                               146,800           3,926,900
       *   Johnson Outdoors, Inc.                                                             11,000             192,610
       *   K2, Inc.                                                                          302,514           3,808,651
           KB Home                                                                            29,600           1,999,184
           Kellwood Co.                                                                      107,630           2,707,971
       *   Keystone Automotive Industries, Inc.                                               63,000           1,243,620
           Kimball International, Inc. Class B                                               158,563           1,950,325
           K-Swiss, Inc. Class A                                                              75,100           2,410,710
       *   La Quinta Corp.                                                                   637,700           5,528,859
       *   Lakeland Industries, Inc.                                                           1,411              18,375
     * #   Lakes Entertainment, Inc.                                                         102,654           1,275,989
       *   Lamar Advertising Co.                                                               1,244              52,024
           Landry's Restaurants, Inc.                                                        154,750           4,637,857
       *   Laureate Education, Inc.                                                            7,600             354,920
       *   Lazare Kaplan International, Inc.                                                  16,500             142,230
       #   La-Z-Boy, Inc.                                                                    239,044           3,191,237
       *   Learning Care Group, Inc.                                                          13,500              49,950
           Lennar Corp. Class B                                                               16,400             881,336
           Levitt Corp. Class A                                                                   92               2,650
           Liberty Corp.                                                                      71,200           2,571,032
           Lifetime Hoan Corp.                                                                22,300             380,438
       *   Lin TV Corp.                                                                      100,600           1,463,730
       *   Linens 'n Things, Inc.                                                            174,300           4,247,691
           Lithia Motors, Inc. Class A                                                       101,245           2,693,117
       *   Lodgian, Inc.                                                                         100                 950
           Lone Star Steakhouse & Saloon, Inc.                                               134,600           4,066,266
       *   Luby's, Inc.                                                                      196,100           1,615,864
           M/I Homes, Inc.                                                                    84,800           4,280,704
       *   Madden (Steven), Ltd.                                                             101,223           1,797,720
       *   Magna Entertainment Corp.                                                          57,500             305,900
       *   Main Street Restaurant Group, Inc.                                                 78,800             272,648
           Marine Products Corp.                                                              18,295             276,254
       *   MarineMax, Inc.                                                                    40,800           1,122,816
       *   Max & Erma's Restaurants, Inc.                                                      1,349              19,911
           McRae Industries, Inc. Class A                                                     12,800             150,016
           MDC Holdings, Inc.                                                                 79,342           5,729,286
       *   Meade Instruments Corp.                                                           174,513             481,656
           Media General, Inc. Class A                                                        96,800           5,914,480
       *   Michael Anthony Jewelers, Inc.                                                          6              17,580
       *   Midas, Inc.                                                                           806              18,941
           Modine Manufacturing Co.                                                          134,147           4,078,069
           Monaco Coach Corp.                                                                192,485           3,158,679
       *   Monro Muffler Brake, Inc.                                                          17,550             471,568
       *   Mothers Work, Inc.                                                                 42,787             583,187
     * #   Motorcar Parts of America, Inc.                                                     7,500              78,937
           Movado Group, Inc.                                                                121,400           2,046,804
           Movie Gallery, Inc.                                                               179,244           5,728,638

       *   Nathan's Famous, Inc.                                                              14,310             118,616
           National Presto Industries, Inc.                                                   10,900             467,065
       *   National RV Holdings, Inc.                                                         84,000             745,080
       *   Navigant International, Inc.                                                      124,919           1,581,475
           Nelson (Thomas), Inc.                                                              29,200             678,900
       *   Nobel Learning Communities, Inc.                                                    4,900              42,875
           Noble International, Ltd.                                                           4,834              99,822
       *   O'Charleys, Inc.                                                                  146,335           2,717,441
     * #   Oneida, Ltd.                                                                       52,000             122,200
       *   Opinion Research Corp.                                                             30,600             215,424
       #   Orleans Homebuilders, Inc.                                                          3,200              71,680
           Oxford Industries, Inc.                                                            68,100           2,435,256
     * #   Palm Harbor Homes, Inc.                                                           133,941           2,508,715
       *   Payless ShoeSource, Inc.                                                          256,200           4,311,846
     * #   PC Mall, Inc.                                                                      32,378             160,242
     * #   Pegasus Communications Corp.                                                       27,609             173,246
           Pep Boys - Manny, Moe & Jack                                                      213,000           2,845,680
       *   Perry Ellis International, Inc.                                                    86,521           1,730,420
           PETsMART, Inc.                                                                      2,405              76,407
           Phillips-Van Heusen Corp.                                                         148,000           4,586,520
           Pier 1 Imports, Inc.                                                               41,500             696,785
       *   Pinnacle Entertainment, Inc.                                                      127,200           2,217,096
       *   Pomeroy IT Solutions, Inc.                                                        104,611           1,317,052
           Pulitzer, Inc.                                                                     37,500           2,398,500
       #   Quaker Fabric Corp.                                                                69,000             240,120
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                 136,375             579,594
       *   R&B, Inc.                                                                          14,000             188,300
       *   Radio One, Inc.                                                                    80,545           1,016,478
           Raytech Corp.                                                                      45,640              70,742
       *   RC2 Corp.                                                                          32,891           1,185,392
       *   Reading International, Inc. Class A                                                 4,320              28,771
       *   Reading International, Inc. Class B                                                 3,380              21,970
       *   Regent Communications, Inc.                                                       364,145           2,184,870
       *   Rent-Way, Inc.                                                                    226,100           2,095,947
       *   Reptron Electronics, Inc.                                                             294                 412
       *   Restoration Hardware, Inc.                                                         72,924             516,302
       *   Retail Ventures, Inc.                                                             270,800           3,051,916
       *   Rex Stores Corp.                                                                   95,975           1,343,650
     * #   Rockford Corp.                                                                     58,300             152,163
       *   Rocky Shoes & Boots, Inc.                                                           3,500             103,565
       *   Rubio's Restaurants, Inc.                                                          62,600             572,790
           Russ Berrie & Co., Inc.                                                            87,800           1,142,278
           Russell Corp.                                                                     212,040           3,965,148
       *   Ryan's Restaurant Group, Inc.                                                     272,657           3,806,292
           Ryland Group, Inc.                                                                 93,626           6,413,381
       *   S&K Famous Brands, Inc.                                                             3,700              59,200
       *   Safety Components International, Inc.                                                 129               1,800
           Saks, Inc.                                                                        234,700           4,022,758
     * #   Salton, Inc.                                                                      102,600             106,704
           Saucony, Inc. Class A                                                               2,000              39,800
           Saucony, Inc. Class B                                                              23,998             470,361
           Sauer-Danfoss, Inc.                                                                36,100             709,365
       *   Scholastic Corp.                                                                  130,675           4,902,926
           Service Corp. International                                                       482,000           3,653,560
     * #   Sharper Image Corp.                                                               111,364           1,480,028

       *   Shiloh Industries, Inc.                                                           126,642           1,432,321
       *   Shoe Carnival, Inc.                                                               118,951           2,180,372
     * #   Shoe Pavilion, Inc.                                                                 6,600              31,284
       *   ShopKo Stores, Inc.                                                               263,000           6,235,730
       *   Six Flags, Inc.                                                                   707,200           3,118,752
       *   Skechers U.S.A., Inc. Class A                                                      79,500           1,007,265
           Skyline Corp.                                                                      18,000             703,800
       *   Smith & Wollensky Restaurant Group, Inc.                                           55,300             347,837
           Sonic Automotive, Inc.                                                            114,500           2,441,140
       *   Source Interlink Companies, Inc.                                                   35,598             347,080
       *   Southern Energy Homes, Inc.                                                        15,300              89,505
       *   Spanish Broadcasting System, Inc.                                                 163,835           1,417,173
           Spartan Motors, Inc.                                                               18,600             199,764
       *   Sport-Haley, Inc.                                                                   7,000              24,570
       *   Stage Stores, Inc.                                                                 61,424           2,398,607
       *   Stamps.com, Inc.                                                                    7,334             163,988
           Standard Motor Products, Inc.                                                     113,200           1,275,764
           Standard Pacific Corp.                                                            108,900           8,725,068
           Stanley Furniture, Inc.                                                             2,500             105,625
       *   Stein Mart, Inc.                                                                   38,361             922,966
       *   Steinway Musical Instruments, Inc.                                                 66,700           1,888,944
           Stewart Enterprises, Inc.                                                         364,040           2,155,117
       *   Stoneridge, Inc.                                                                  186,700           1,459,994
           Stride Rite Corp.                                                                 243,111           2,890,590
       #   Superior Industries International, Inc.                                           146,200           3,311,430
           Superior Uniform Group, Inc.                                                        2,800              38,780
           Syms Corp.                                                                        120,000           1,569,600
       *   Systemax, Inc.                                                                    198,200           1,262,534
       *   Tag-It Pacific, Inc.                                                               20,700              48,438
           Tandy Brand Accessories, Inc.                                                       1,000              13,140
       *   Tarrant Apparel Group                                                              73,211             199,134
       *   TBC Corp.                                                                          68,500           1,748,805
           Technical Olympic USA, Inc.                                                        32,562             713,108
       *   Tenneco Automotive, Inc.                                                           50,200             753,000
       *   The Dress Barn, Inc.                                                               80,200           1,451,620
           The Marcus Corp.                                                                  137,200           3,022,516
       *   The Mens Warehouse, Inc.                                                            1,800              92,466
       *   The Rowe Companies                                                                 13,000              50,180
       *   The Sports Authority, Inc.                                                        112,193           3,590,176
       *   The Sports Club Co., Inc.                                                           1,200               1,980
       *   Toll Brothers, Inc.                                                                16,159           1,496,162
       *   Tower Automotive, Inc.                                                             13,649               1,447
           Traffix, Inc.                                                                     104,900             503,520
       *   Trans World Entertainment Corp.                                                   256,800           3,338,400
       *   Transpro, Inc.                                                                     54,600             370,734
           Triarc Companies, Inc. Class A                                                      8,100             126,765
       *   Tweeter Home Entertainment Group, Inc.                                            211,798             749,765
       *   Unifi, Inc.                                                                       504,900           1,620,729
           Unifirst Corp.                                                                     63,800           2,335,080
           United Auto Group, Inc.                                                           181,700           5,596,360
       *   United Retail Group, Inc.                                                          30,366             210,740
       *   Universal Electronics, Inc.                                                         6,756             112,690
       *   Vail Resorts, Inc.                                                                120,600           3,316,500
       *   ValueVision Media, Inc. Class A                                                   132,021           1,270,042
       #   Visteon Corp.                                                                     402,700           3,072,601

       *   Warnaco Group, Inc.                                                                29,681             633,393
       *   WCI Communities, Inc.                                                             175,200           5,238,480
       *   West Marine, Inc.                                                                  75,000           1,244,250
       *   Westcoast Hospitality Corp.                                                        23,500             161,915
     * #   Wet Seal, Inc. Class A                                                             98,825             420,994
       *   Whitehall Jewelers, Inc.                                                           97,200             704,700
       *   William Lyon Homes, Inc.                                                           37,200           3,348,000
       *   Wilsons The Leather Experts, Inc.                                                  46,900             275,303
           Wolverine World Wide, Inc.                                                         12,550             288,399
       *   Worldwide Restaurant Concepts, Inc.                                               189,700           1,215,977
       *   Zapata Corp.                                                                        9,360              60,559
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $338,449,358)                                                                                          480,705,093
                                                                                                       -----------------

Industrials -- (17.5%)
       *   AAR Corp.                                                                         245,000           3,929,800
       *   ABX Air, Inc.                                                                      75,538             568,046
           Aceto Corp.                                                                        43,099             313,330
       *   Active Power, Inc.                                                                259,147             694,514
           Administaff, Inc.                                                                 134,295           2,868,541
       *   AGCO Corp.                                                                        178,900           3,284,604
       *   AirNet Systems, Inc.                                                               89,100             444,609
           Alamo Group, Inc.                                                                  44,000             897,600
       *   Alaska Air Group, Inc.                                                            144,200           4,256,784
           Albany International Corp. Class A                                                 84,500           2,642,315
           Alexander & Baldwin, Inc.                                                         132,565           5,892,514
       *   Allied Defense Group, Inc.                                                         50,400           1,201,536
       *   Allied Holdings, Inc.                                                               6,400               7,040
           Ambassadors International, Inc.                                                    41,300             529,466
       *   Amerco, Inc.                                                                       43,600           2,318,648
     * #   America West Holdings Corp. Class B                                               125,700             703,920
       *   American Superconductor Corp.                                                      45,774             405,100
           Ameron International Corp.                                                         55,300           1,824,900
           Ampco-Pittsburgh Corp.                                                             19,600             225,988
           Amrep Corp.                                                                        11,000             238,810
       *   APAC Customer Services, Inc.                                                       69,269              66,498
           Apogee Enterprises, Inc.                                                           87,520           1,224,405
           Applied Industrial Technologies, Inc.                                             138,450           4,214,418
           Applied Signal Technologies, Inc.                                                  35,772             626,010
           Arkansas Best Corp.                                                                78,615           2,573,069
       *   Armor Holdings, Inc.                                                               18,600             702,150
       *   Artesyn Technologies, Inc.                                                        194,017           1,596,760
       *   Astec Industries, Inc.                                                             79,662           1,746,988
       *   AstroPower, Inc.                                                                      600                   1
       *   Ault, Inc.                                                                         13,600              33,864
       *   Aviall, Inc.                                                                       71,600           2,203,848
       *   Axsys Technologies, Inc.                                                           11,600             197,664
       *   AZZ, Inc.                                                                          30,000             480,300
       *   Baker (Michael) Corp.                                                              16,500             284,790
           Banta Corp.                                                                        12,700             557,784
           Barnes Group, Inc.                                                                107,400           3,295,032
           Bowne & Co., Inc.                                                                 226,000           2,994,500
       *   BTU International, Inc.                                                            10,400              39,416
       *   Butler International, Inc.                                                         18,400              60,720
           C&D Technologies, Inc.                                                            171,400           1,254,648

       *   Capstone Turbine Corp.                                                            144,062             144,062
           Cascade Corp.                                                                      63,200           2,225,904
       *   Casella Waste Systems, Inc. Class A                                                56,049             639,519
       *   Catalytica Energy Systems, Inc.                                                    68,300             134,551
           CDI Corp.                                                                         132,400           2,825,416
       *   Celadon Group, Inc.                                                                36,700             664,270
           Central Parking Corp.                                                             251,518           4,250,654
       *   Century Business Services, Inc.                                                   457,859           1,836,015
       *   Cenveo, Inc.                                                                       42,500             356,150
           Champion Industries, Inc.                                                           3,900              16,380
       *   Channell Commercial Corp.                                                           3,600              21,672
     * #   Chart Industries, Inc.                                                                 24               1,282
           Chicago Rivet & Machine Co.                                                           200               5,956
           CIRCOR International, Inc.                                                        111,605           2,762,224
       *   Columbus McKinnon Corp.                                                            68,100             642,864
       *   Comfort Systems USA, Inc.                                                         275,700           1,734,153
     * #   Compudyne Corp.                                                                    55,403             335,188
           CompX International, Inc.                                                           4,200              60,690
       *   Consolidated Graphics, Inc.                                                        41,200           1,743,996
     * #   Continental Airlines, Inc.                                                        250,900           3,477,474
       *   Cornell Companies, Inc.                                                           121,800           1,563,912
       *   Correctional Services Corp.                                                        84,300             243,619
       *   Corrections Corporation of America                                                111,300           4,017,930
       *   Covenant Transport, Inc. Class A                                                  109,540           1,520,415
       *   Cross (A.T.) Co. Class A                                                           31,700             159,451
       #   Cubic Corp.                                                                       129,200           2,273,920
       *   Distributed Energy Systems Corp.                                                  266,665             885,328
       *   Dollar Thrifty Automotive Group, Inc.                                              96,400           3,469,436
       *   DRS Technologies, Inc.                                                             13,100             616,748
       *   Ducommun, Inc.                                                                     85,700           1,409,765
       *   Dycom Industries, Inc.                                                             93,255           1,831,528
       *   EGL, Inc.                                                                          66,700           1,269,301
       *   Electro Rent Corp.                                                                137,758           1,618,656
           ElkCorp                                                                            24,200             798,600
       *   EMCOR Group, Inc.                                                                  53,400           2,536,500
       *   Encore Wire Corp.                                                                 125,699           1,382,689
     * #   Energy Conversion Devices, Inc.                                                     2,311              44,556
           Engineered Support Systems, Inc.                                                   25,770           1,005,030
       *   EnPro Industries, Inc.                                                            150,700           4,079,449
       *   ESCO Technologies, Inc.                                                            13,200           1,118,700
           Espey Manufacturing & Electronics Corp.                                               400              10,740
       *   Esterline Technologies Corp.                                                       95,700           3,722,730
       *   Evergreen Solar, Inc.                                                               7,950              40,147
       *   Exponent, Inc.                                                                     12,900             319,533
           Federal Signal Corp.                                                              167,800           2,622,714
       *   First Consulting Group, Inc.                                                      196,793           1,019,388
       *   Flanders Corp.                                                                     49,500             493,515
           Florida East Coast Industries, Inc.                                                77,300           3,251,238
     * #   Flow International Corp.                                                               60                 390
       *   Flowserve Corp.                                                                   191,700           5,649,399
     * #   FLYi, Inc.                                                                         82,200              62,472
       *   Foster (L.B.) Co. Class A                                                          12,800             115,200
       *   Foster Wheeler, Ltd.                                                                  155               2,294
       *   Frontier Airlines, Inc.                                                           267,770           3,269,472
       *   Frozen Food Express Industries, Inc.                                              113,076           1,215,567

       *   FTI Consulting, Inc.                                                               29,600             650,904
     * #   FuelCell Energy, Inc.                                                             103,591             843,231
           G & K Services, Inc. Class A                                                       67,261           2,647,393
       *   Gardner Denver Machinery, Inc.                                                     59,800           2,293,330
           GATX Corp.                                                                        179,700           5,996,589
       *   Gehl Co.                                                                           57,158           1,714,054
           Gencorp, Inc.                                                                     213,100           4,027,590
       *   General Binding Corp.                                                               1,702              35,214
       *   General Cable Corp.                                                                79,800           1,117,998
       *   Genesee & Wyoming, Inc.                                                            83,825           2,342,070
       *   Genlyte Group, Inc.                                                                67,616           3,012,969
           Gevity HR, Inc.                                                                    10,900             186,935
           Gorman-Rupp Co.                                                                     9,500             192,850
     * #   GP Strategies Corp.                                                               102,400             727,040
           Granite Construction, Inc.                                                         97,600           2,288,720
           Greenbrier Companies, Inc.                                                          3,300              91,476
       *   Griffon Corp.                                                                     132,850           2,647,700
           Hardinge, Inc.                                                                     17,200             278,950
       *   Hawaiian Holdings, Inc.                                                            28,163             150,390
       *   Hawk Corp.                                                                         18,100             202,539
           Heico Corp.                                                                        76,303           1,609,993
           Heico Corp. Class A                                                                26,390             443,088
       *   Heidrick & Struggles International, Inc.                                            5,900             148,149
       *   Herley Industries, Inc.                                                           115,541           2,023,123
           Hughes Supply, Inc.                                                               189,200           4,919,200
           Hunt (J.B.) Transport Services, Inc.                                              354,910           7,126,593
       *   Hurco Companies, Inc.                                                               4,618              80,399
       *   Huttig Building Products, Inc.                                                     16,156             176,262
       *   ICT Group, Inc.                                                                     7,100              65,959
           IKON Office Solutions, Inc.                                                       544,700           5,278,143
       *   Industrial Distribution Group, Inc.                                                90,692             797,183
       *   Innotrac Corp.                                                                     53,300             452,517
       *   Insituform Technologies, Inc. Class A                                             133,680           1,983,811
     * #   Integrated Electrical Services, Inc.                                              316,300             480,776
           Interpool, Inc.                                                                    41,700             905,724
       *   Jacuzzi Brands, Inc.                                                              307,500           3,139,575
           JLG Industries, Inc.                                                              138,300           3,525,267
           Joy Global, Inc.                                                                   44,700           1,678,038
       *   JPS Industries, Inc.                                                                1,400               6,720
       *   Kadant, Inc.                                                                      104,428           2,140,774
           Kaman Corp. Class A                                                               144,689           2,238,339
       *   Kansas City Southern                                                              253,200           5,061,468
       *   Keith Companies, Inc.                                                              24,200             511,830
           Kelly Services, Inc. Class A                                                      127,860           3,555,787
           Kennametal, Inc.                                                                  102,400           4,505,600
       *   Key Technology, Inc.                                                                7,100              78,100
       *   Kforce, Inc.                                                                      133,742           1,075,286
       *   KVH Industries, Inc.                                                               25,400             235,966
       *   LaBarge, Inc.                                                                       3,000              42,570
       *   Ladish Co., Inc.                                                                   59,600             661,560
       *   Laidlaw International, Inc.                                                        27,100             602,704
       *   Lancer Corp.                                                                        4,200              72,660
       *   Layne Christensen Co.                                                              15,800             273,340
           Lennox International, Inc.                                                        138,000           2,931,120
           LSI Industries, Inc.                                                              128,756           1,749,794

       *   Lydall, Inc.                                                                      128,692           1,060,422
       *   Mac-Gray Corp.                                                                     51,700             450,824
       *   Magnetek, Inc.                                                                    255,600             564,876
       *   MAIR Holdings, Inc.                                                               160,164           1,527,965
           Manpower, Inc.                                                                      7,875             313,661
       *   Mastec, Inc.                                                                      217,400           1,839,204
       *   Maxco, Inc.                                                                         2,700              11,802
           McGrath Rentcorp.                                                                  67,818           1,563,205
       *   Meadow Valley Corp.                                                                 1,000               5,280
           Mercury Air Group, Inc.                                                            14,000              48,440
       *   Merrimac Industries, Inc.                                                          12,700             113,030
     * #   Mesa Air Group, Inc.                                                              181,169           1,155,858
     * #   Midwest Air Group, Inc.                                                           149,200             292,432
       *   Miller Industries, Inc.                                                            47,700             570,015
       *   Misonix, Inc.                                                                      52,906             304,844
       *   Mobile Mini, Inc.                                                                  62,725           2,315,807
     * #   Modtech Holdings, Inc.                                                            120,784             748,861
       *   Moog, Inc. Class A                                                                 44,812           1,360,044
           Mueller Industries, Inc.                                                           79,900           2,157,300
           NACCO Industries, Inc. Class A                                                     25,200           2,583,000
       *   Nashua Corp.                                                                       10,700              96,300
     * #   National Patent Development Corp.                                                  56,200             131,508
       *   National Technical Systems, Inc.                                                   16,200              73,548
       *   NCI Building Systems, Inc.                                                         79,400           2,742,476
       *   NCO Group, Inc.                                                                   155,684           3,091,884
       *   NES Rentals Holdings, Inc.                                                             28                 274
       *   New Horizons Worldwide, Inc.                                                       15,300              55,233
       *   North America Galvanizing & Coatings, Inc.                                             36                  73
       *   Old Dominion Freight Line, Inc.                                                    19,125             582,739
       *   On Assignment, Inc.                                                               196,423           1,041,042
       *   Orbital Sciences Corp.                                                             97,106             942,899
           Outlook Group Corp.                                                                 8,000              63,200
       *   P.A.M. Transportation Services, Inc.                                               65,308           1,076,276
       *   Park-Ohio Holdings Corp.                                                           30,300             462,075
       *   Peerless Manufacturing Co.                                                          2,400              33,384
       *   Perini Corp.                                                                        2,200              33,176
       *   PHH Corp.                                                                             100               2,399
       *   Pico Holdings, Inc.                                                                72,537           1,877,983
       *   Powell Industries, Inc.                                                            45,735             842,439
       *   Power-One, Inc.                                                                     1,767               9,683
           Precision Castparts Corp.                                                          72,982           5,672,891
           Preformed Line Products Co.                                                         4,400             150,172
       *   PRG-Schultz International, Inc.                                                   238,187             919,402
           Providence & Worcester Railroad Co.                                                10,700             141,775
       *   Quanta Services, Inc.                                                             440,000           3,973,200
       *   Quipp, Inc.                                                                           900               9,706
       *   RailAmerica, Inc.                                                                 276,500           3,226,755
           Raven Industries, Inc.                                                             16,900             430,612
       *   RCM Technologies, Inc.                                                             84,800             390,080
           Regal-Beloit Corp.                                                                101,232           2,601,662
       *   RemedyTemp, Inc.                                                                   52,700             519,095
     * #   Riviera Tool Co.                                                                      841                 912
           Robbins & Myers, Inc.                                                              96,900           2,291,685
       *   Rush Enterprises, Inc. Class A                                                     54,825             788,932
       *   Rush Enterprises, Inc. Class B                                                      7,100             103,305

           Ryder System, Inc.                                                                193,600           7,112,864
       *   SCS Transportation, Inc.                                                          115,162           2,101,706
       *   Sequa Corp. Class A                                                                 5,900             342,200
       *   Shaw Group, Inc.                                                                  267,000           5,380,050
       *   SIFCO Industries, Inc.                                                                600               2,058
       *   Sitel Corp.                                                                       457,500             905,850
           Skywest, Inc.                                                                     231,704           4,226,281
           Smith (A.O.) Corp.                                                                 82,100           2,574,656
       *   SOURCECORP, Inc.                                                                   75,355           1,613,351
       *   Spherion Corp.                                                                    437,700           2,394,219
           Standard Register Co.                                                              99,500           1,412,900
           Standex International Corp.                                                         5,300             141,828
       *   Sterling Construction Co., Inc.                                                    29,800             219,924
           Stewart & Stevenson Services, Inc.                                                150,300           3,590,667
       *   Stonepath Group, Inc.                                                              65,100              45,570
       *   Strategic Distribution, Inc.                                                        3,490              35,947
           Supreme Industries, Inc.                                                           15,720             102,966
       *   Swift Transportation Co., Inc.                                                    180,807           4,438,812
           Sypris Solutions, Inc.                                                            107,685           1,135,000
           TB Wood's Corp.                                                                    36,700             212,126
       *   Team, Inc.                                                                          2,700              51,300
       *   TeamStaff, Inc.                                                                    70,500             115,620
           Tecumseh Products Co. Class A                                                      51,375           1,404,592
           Tecumseh Products Co. Class B                                                       6,900             189,232
       *   TeleTech Holdings, Inc.                                                           120,136             981,511
       *   Terex Corp.                                                                       221,500           8,753,680
       *   Tetra Tech, Inc.                                                                   11,535             138,997
           The Brink's Co.                                                                    26,094             814,394
       *   The Geo Group, Inc.                                                                21,200             514,524
       *   The Lamson & Sessions Co.                                                          81,800             890,802
       *   Thomas & Betts Corp.                                                              104,100           3,214,608
           Thomas Industries, Inc.                                                            77,100           3,073,977
           Timken Co.                                                                        176,100           4,138,350
           Todd Shipyards Corp.                                                               25,250             486,062
       *   Trailer Bridge, Inc.                                                               12,300              95,940
       *   Transport Corp. of America                                                          2,000              12,500
       *   TRC Companies, Inc.                                                               103,700           1,182,180
           Tredegar Industries, Inc.                                                         197,800           3,016,450
           Trinity Industries, Inc.                                                          197,700           5,745,162
       *   Triumph Group, Inc.                                                               107,000           3,796,360
           Twin Disc, Inc.                                                                     3,500              76,125
       *   U.S. Xpress Enterprises, Inc. Class A                                              15,716             191,892
           United Industrial Corp.                                                            25,687             890,055
       *   United Rentals, Inc.                                                              275,400           5,530,032
       *   United Stationers, Inc.                                                            13,600             666,808
           Universal Forest Products, Inc.                                                   106,237           4,228,233
       *   URS Corp.                                                                         152,200           5,148,926
     * #   US Airways Group, Inc. Class A                                                      2,050               1,865
       *   USA Truck, Inc.                                                                    14,200             287,550
           Valmont Industries, Inc.                                                           63,800           1,528,010
           Viad Corp.                                                                         81,800           2,274,040
           Vicor Corp.                                                                       101,713           1,352,783
       *   VL Dissolution Corp.                                                                4,834                   0
       *   Volt Information Sciences, Inc.                                                   122,200           2,401,230
           Walter Industries, Inc.                                                           117,711           4,990,946

       *   Washington Group International, Inc.                                                3,600             172,836
       *   Waste Connections, Inc.                                                            47,600           1,765,008
           Waste Industries USA, Inc.                                                         87,000           1,255,410
       *   Water Pik Technologies, Inc.                                                       44,500             826,810
           Watsco, Inc. Class A                                                              122,200           5,400,018
           Watts Water Technologies, Inc.                                                     77,900           2,713,257
           Werner Enterprises, Inc.                                                          237,334           4,464,253
       *   Westaff, Inc.                                                                      68,800             238,736
       *   Willis Lease Finance Corp.                                                         24,000             195,600
       *   Wolverine Tube, Inc.                                                              134,800             971,908
           Woodward Governor Co.                                                              17,789           1,376,335
       *   Xanser Corp.                                                                      141,700             313,157
       *   Yellow Roadway Corp.                                                               33,131           1,748,654
           York International Corp.                                                           84,000           3,460,800
                                                                                                       -----------------
Total Industrials
(Cost $280,761,038)                                                                                          411,387,180
                                                                                                       -----------------
Information Technology -- (15.1%)
       *   3Com Corp.                                                                        111,119             406,696
       *   Actel Corp.                                                                       171,076           2,530,214
       *   ActivCard Corp.                                                                   233,794             963,231
       *   Activision, Inc.                                                                    2,324              36,626
       *   Adaptec, Inc.                                                                     275,275           1,095,594
       *   Adept Technology, Inc.                                                              6,850              55,142
       *   Advanced Digital Information Corp.                                                346,228           2,378,586
       *   Advanced Energy Industries, Inc.                                                   73,895             704,958
       *   Advanced Power Technology, Inc.                                                    74,110             478,009
       *   Aehr Test Systems                                                                   4,700              14,194
       *   Aeroflex, Inc.                                                                    164,224           1,313,792
       *   Agile Software Corp.                                                              336,224           2,168,645
           Agilysys, Inc.                                                                    201,353           3,096,809
       *   Airspan Networks, Inc.                                                             35,774             171,000
           Allen Organ Co. Class B                                                               400              22,270
     * #   Alliance Semiconductor Corp.                                                      286,514             481,344
           American Software, Inc. Class A                                                    86,100             444,276
       *   American Technical Ceramics Corp.                                                  17,200             179,568
       *   Amkor Technology, Inc.                                                             30,474             108,183
       *   Amtech Systems, Inc.                                                                3,600              21,564
       *   Anadigics, Inc.                                                                   223,611             366,722
       *   Analex Corp.                                                                       90,600             296,262
       *   Analysts International Corp.                                                      173,737             571,595
       *   Anaren, Inc.                                                                      160,237           1,897,206
       *   Andrew Corp.                                                                      246,942           3,274,451
       *   Anixter International, Inc.                                                        94,800           3,584,388
       *   AnswerThink, Inc.                                                                 205,687             814,521
       *   APA Enterprises, Inc.                                                              50,800              80,264
       *   Applied Films Corp.                                                               101,928           2,741,863
       *   Applied Innovation, Inc.                                                           69,100             336,517
       *   Applied Micro Circuits Corp.                                                    1,196,632           3,434,334
       *   Apropos Technology, Inc.                                                          148,040             380,463
       *   Ariba, Inc.                                                                       184,551           1,131,298
       *   Arris Group, Inc.                                                                 411,406           3,562,776
     * #   Aspen Technology, Inc.                                                             74,827             392,093
       *   Astea International, Inc.                                                             560               4,138
           Astro-Med, Inc.                                                                    11,570             101,237

       *   Atmel Corp.                                                                        81,207             243,621
     * #   Avici Systems, Inc.                                                                96,868             432,031
       *   Avnet, Inc.                                                                         3,652              76,400
       *   Avocent Corp.                                                                      44,000           1,232,000
       *   Aware, Inc.                                                                       139,000             917,400
       *   Axcelis Technologies, Inc.                                                        248,931           1,655,391
       *   AXT, Inc.                                                                          55,055              69,369
       *   BearingPoint, Inc.                                                                652,600           4,274,530
           Bel Fuse, Inc. Class A                                                              1,014              25,644
           Belden CDT, Inc.                                                                  255,250           5,135,630
       *   Bell Industries, Inc.                                                              31,600              69,836
       *   Bell Microproducts, Inc.                                                          232,722           1,908,320
       *   Benchmark Electronics, Inc.                                                       153,150           4,850,260
           Black Box Corp.                                                                   116,309           3,998,703
           Bogen Communications International, Inc.                                           34,900             166,647
     * #   Bookham, Inc.                                                                      73,200             204,960
       *   Borland Software Corp.                                                             48,256             308,838
       *   Bottomline Technologies, Inc.                                                      46,710             634,322
       *   Brightpoint, Inc.                                                                  78,975           1,484,730
       *   Brooks Automation, Inc.                                                            43,800             660,504
       *   Brooktrout, Inc.                                                                   73,495             732,745
       *   CalAmp Corp.                                                                      180,043           1,188,284
       *   Captaris, Inc.                                                                    284,719           1,030,683
       *   Carrier Access Corp.                                                               81,601             393,317
       *   C-COR, Inc.                                                                        95,719             658,547
       *   CDC Corp.                                                                          18,940              47,350
           Celeritek, Inc.                                                                    73,205              60,028
       *   Celestica, Inc.                                                                    13,655             174,101
       *   CellStar Corp.                                                                    144,781             188,215
       *   Centillium Communications, Inc.                                                   291,523             638,435
       *   Checkpoint Systems, Inc.                                                          178,900           3,152,218
       *   Ciber, Inc.                                                                       475,500           3,875,325
       *   Ciena Corp.                                                                       639,643           1,394,422
       *   Ciprico, Inc.                                                                      12,500              54,375
       *   Cirrus Logic, Inc.                                                                135,707             702,962
       *   Clarus Corp.                                                                      147,200           1,133,440
       *   ClearOne Communications, Inc.                                                      35,300             117,902
       *   Coherent, Inc.                                                                    108,816           3,572,429
           Cohu, Inc.                                                                         45,205             868,840
       *   Comarco, Inc.                                                                      38,100             304,419
     * #   Commerce One, Inc.                                                                    110                  14
       *   CommScope, Inc.                                                                   162,127           2,743,189
           Communications Systems, Inc.                                                       26,500             267,650
       *   Computer Horizons Corp.                                                           154,480             447,992
       *   Computer Network Technology Corp.                                                 154,195             770,975
       *   Computer Task Group, Inc.                                                          84,700             296,450
       *   Conexant Systems, Inc.                                                              4,800               6,864
     * #   Convera Corp.                                                                      12,817              55,241
       *   Copper Mountain Networks, Inc.                                                     38,400              35,328
       *   Cosine Communications, Inc.                                                        69,066             162,305
       *   Covansys Corp.                                                                     55,627             681,431
       *   Credence Systems Corp.                                                            276,870           2,192,810
       *   Crossroads Systems, Inc.                                                           29,232              27,478
           CTS Corp.                                                                         247,538           2,636,280
       *   Cyberoptics Corp.                                                                   3,341              42,965

       *   Cypress Semiconductor Corp.                                                        66,700             862,431
       *   Datalink Corp.                                                                     72,600             178,596
       *   Dataram Corp.                                                                      18,600             108,996
       *   Datastream Systems, Inc.                                                           14,500              85,985
       *   Delphax Technologies, Inc.                                                          4,500              16,799
       *   Digi International, Inc.                                                           79,374             931,057
       *   Digimarc Corp.                                                                    112,593             574,224
       *   Digital Insight Corp.                                                             123,322           2,681,020
       *   Digitas, Inc.                                                                      59,083             654,049
       *   Diodes, Inc.                                                                       17,795             591,684
       *   Ditech Communications Corp.                                                        74,600             537,866
       *   DoubleClick, Inc.                                                                 344,816           2,837,836
       *   Dynamics Research Corp.                                                             7,200             107,208
       *   E.piphany, Inc.                                                                   437,974           1,528,529
       *   Echelon Corp.                                                                     117,959             810,378
       *   Edgewater Technology, Inc.                                                         53,038             230,715
       *   eFunds Corp.                                                                       62,800           1,269,816
       *   Electro Scientific Industries, Inc.                                                87,050           1,561,677
       *   Electroglas, Inc.                                                                 151,540             522,813
       *   Electronics for Imaging, Inc.                                                     171,686           3,262,034
       *   eLoyalty Corp.                                                                     30,300             149,985
       *   EMCORE Corp.                                                                      170,082             675,226
       *   EMS Technologies, Inc.                                                            107,375           1,449,563
       *   Emulex Corp.                                                                      117,100           2,213,190
       *   Entrust, Inc.                                                                      33,500             137,015
       *   ePlus, Inc.                                                                        77,351             959,230
       *   ESS Technology, Inc.                                                              247,390           1,019,247
       *   Evans & Sutherland Computer Corp.                                                  20,490             105,216
       *   Exar Corp.                                                                        284,148           4,091,731
       *   Extended Systems, Inc.                                                             24,632              83,995
           Fair Isaac Corp.                                                                   78,608           2,692,324
       *   Fairchild Semiconductor Corp. Class A                                              45,900             656,370
       *   FEI Co.                                                                            30,500             635,010
       *   Forrester Research, Inc.                                                           21,847             360,476
           Frequency Electronics, Inc.                                                         9,200             107,640
       *   FSI International, Inc.                                                           238,585             897,080
       *   Genesis Microchip, Inc.                                                            84,719           1,402,099
       *   Gerber Scientific, Inc.                                                           185,800           1,371,204
     * #   Giga-Tronics, Inc.                                                                    205                 830
       *   Glenayre Technologies, Inc.                                                       183,430             586,976
       *   Global Imaging Systems, Inc.                                                       11,500             365,585
       *   Globecomm Systems, Inc.                                                            69,500             386,420
     * #   Glowpoint, Inc.                                                                    81,567             108,484
       *   GoRemote Internet Communications, Inc.                                             13,900              21,684
       *   GTSI Corp.                                                                         65,777             538,056
       *   HI/FN, Inc.                                                                        39,200             260,288
       *   Hutchinson Technology, Inc.                                                        95,600           3,954,972
       *   Hypercom Corp.                                                                    380,500           2,416,175
     * #   Ibis Technology Corp.                                                              64,287              81,002
       *   Identix, Inc.                                                                       2,400              13,176
       *   iGATE Capital Corp.                                                               273,440           1,194,933
           Imation Corp.                                                                     140,600           5,309,056
       *   InFocus Corp.                                                                     269,572           1,121,420
       *   Informatica Corp.                                                                  48,000             411,840
           Inforte Corp.                                                                     101,550             348,317

       *   InfoSpace, Inc.                                                                    25,300             858,176
       *   Ingram Micro, Inc.                                                                 90,500           1,430,805
       *   Innovex, Inc.                                                                     156,011             527,317
       *   InsWeb Corp.                                                                       12,300              34,440
       *   Integrated Device Technology, Inc.                                                372,457           4,555,149
       *   Integrated Silicon Solution, Inc.                                                 297,109           1,946,064
       *   Intergraph Corp.                                                                   91,520           2,872,813
       *   Interland, Inc.                                                                   133,229             253,135
     * #   Internet Commerce Corp.                                                            23,500              38,070
       *   Internet Security Systems, Inc.                                                    32,689             725,696
       *   Interwoven, Inc.                                                                  267,678           2,130,717
       *   Intrado, Inc.                                                                      10,000             127,900
     * #   Intrusion, Inc.                                                                    14,325              40,397
       *   Iomega Corp.                                                                      350,100           1,081,809
       *   iPass, Inc.                                                                       143,800             887,246
       *   iVillage, Inc.                                                                     12,340              74,410
       *   IXYS Corp.                                                                        120,949           1,672,725
       *   Jaco Electronics, Inc.                                                             21,850              68,609
       *   JDA Software Group, Inc.                                                          218,213           2,819,312
       *   Keane, Inc.                                                                       219,500           2,945,690
       *   Kemet Corp.                                                                       508,400           3,558,800
       *   Key Tronic Corp.                                                                    5,000              18,400
       *   Keynote Systems, Inc.                                                              78,600             911,760
       *   Komag, Inc.                                                                       109,508           3,159,306
       *   Lattice Semiconductor Corp.                                                       443,614           1,872,051
       *   Lawson Software, Inc.                                                               9,900              58,608
       *   LeCroy Corp.                                                                       29,810             490,673
       *   Lightbridge, Inc.                                                                 212,290           1,333,181
       *   LogicVision, Inc.                                                                  55,899             100,618
       *   LTX Corp.                                                                          71,539             342,672
       *   Management Network Group, Inc.                                                    137,063             322,098
       *   Manchester Technologies, Inc.                                                      16,900             105,963
       *   Manugistic Group, Inc.                                                            426,797             768,235
       *   Mapinfo Corp.                                                                      93,695           1,167,440
       *   MatrixOne, Inc.                                                                    73,100             334,067
       *   Maxtor Corp.                                                                      828,166           4,546,631
       *   McDATA Corp.                                                                      355,204           1,353,327
       *   MedQuist, Inc.                                                                    140,400           1,826,604
       *   Merix Corp.                                                                       158,129           1,146,435
       *   MetaSolv, Inc.                                                                     62,880             130,162
           Methode Electronics, Inc.                                                          16,843             201,105
       *   Metrologic Instruments, Inc.                                                        6,755              93,624
       *   Micro Linear Corp.                                                                 24,400             142,740
       *   Micromuse, Inc.                                                                    45,600             286,368
       *   Microtune, Inc.                                                                   168,810             746,140
       *   MIPS Technologies, Inc.                                                             2,828              24,377
       *   MKS Instruments, Inc.                                                             175,586           2,932,286
       *   Moldflow Corp.                                                                     43,700             576,840
       *   Motive, Inc.                                                                       84,000             729,960
       *   MPS Group, Inc.                                                                   605,600           5,680,528
       *   MRO Software, Inc.                                                                179,600           2,694,000
       *   MRV Communications, Inc.                                                           68,256             126,274
     * #   MSC.Software Corp.                                                                155,100           1,595,204
       *   MTM Technologies, Inc.                                                              4,000              15,880
           MTS Systems Corp.                                                                  63,700           2,032,667

     * #   Nanometrics, Inc.                                                                 113,109           1,275,870
     * #   Napco Security Systems, Inc.                                                        6,080              56,118
       *   Neoforma, Inc.                                                                    152,764           1,046,433
       *   NeoMagic Corp.                                                                      3,717               1,375
       *   Neoware Systems, Inc.                                                             101,671           1,028,911
       *   Net2Phone, Inc.                                                                   334,897             535,835
       *   NetIQ Corp.                                                                       213,266           2,354,457
       *   NetRatings, Inc.                                                                  169,900           2,314,038
       *   Netscout System, Inc.                                                             234,739           1,445,992
       *   Network Engines, Inc.                                                              56,700              96,390
       *   Network Equipment Technologies, Inc.                                              237,600           1,328,184
       *   Newport Corp.                                                                     277,713           3,901,868
       *   Nu Horizons Electronics Corp.                                                     142,069             835,369
       *   NumereX Corp. Class A                                                               9,400              45,214
       *   NYFIX, Inc.                                                                       174,417             880,806
       *   Omtool, Ltd.                                                                        1,028               6,014
       *   Opent Technologies, Inc.                                                          154,303           1,248,311
       *   Oplink Communications, Inc.                                                        37,073              55,239
       *   OPTi, Inc.                                                                         43,753              73,505
       *   Optical Cable Corp.                                                                39,251             175,059
       *   Optical Communication Products, Inc.                                               45,766              81,921
       *   OSI Systems, Inc.                                                                 110,691           1,649,296
       *   Overland Storage, Inc.                                                            118,550           1,148,750
       *   OYO Geospace Corp.                                                                 39,600             647,935
     * #   PalmOne, Inc.                                                                      50,400           1,432,368
       *   PalmSource, Inc.                                                                   54,788             549,524
       *   Paradyne Networks Corp.                                                           106,400             209,608
           Park Electrochemical Corp.                                                        132,850           3,082,120
       *   Parlex Corp.                                                                       55,600             328,040
       *   Paxar Corp.                                                                       136,500           2,405,130
       *   PC Connection, Inc.                                                               198,908           1,016,420
       *   PC-Tel, Inc.                                                                      184,367           1,347,723
       *   PEC Solutions, Inc.                                                                27,474             426,122
       *   Peerless Systems Corp.                                                             14,200              51,404
       *   Pegasus Solutions, Inc.                                                           184,122           1,981,153
       *   Pegasystems, Inc.                                                                 185,003           1,104,468
       *   Pemstar, Inc.                                                                     139,701             164,847
       *   Perceptron, Inc.                                                                   78,535             512,834
       *   Performance Technologies, Inc.                                                     45,300             304,869
       *   Pericom Semiconductor Corp.                                                       219,254           1,756,225
       *   Pervasive Software, Inc.                                                           89,205             413,019
       *   Phoenix Technologies, Ltd.                                                        143,115           1,162,094
       *   Photronics, Inc.                                                                  212,793           4,900,623
       *   Pinnacle Systems, Inc.                                                            286,694           1,694,362
       *   Pixelworks, Inc.                                                                   16,779             143,796
       *   Planar Systems, Inc.                                                              129,957           1,044,854
       *   PLATO Learning, Inc.                                                              124,041             947,673
       *   Plexus Corp.                                                                      288,217           3,962,984
       *   PLX Technology, Inc.                                                               83,330             634,975
       *   Polycom, Inc.                                                                     102,610           1,755,657
       *   Powerwave Technologies, Inc.                                                      330,926           3,021,354
       *   Presstek, Inc.                                                                     47,089             402,140
           Printronix, Inc.                                                                   14,100             223,908
       *   Procom Technology, Inc.                                                             1,200               1,920
           Programmers Paradise, Inc.                                                            100               1,027

       *   Quantum Corp.                                                                   1,113,600           2,895,360
       *   QuickLogic Corp.                                                                  175,562             767,206
       *   Quovadx, Inc.                                                                     136,510             371,307
       *   Radiant Systems, Inc.                                                              32,944             344,594
       *   RadiSys Corp.                                                                     135,819           2,196,193
       *   Raindance Communictions, Inc.                                                      78,706             161,347
       *   Register.com, Inc.                                                                116,300             726,875
       *   REMEC, Inc.                                                                        44,417             277,607
       *   RF Monolithics, Inc.                                                               32,177             202,715
           Richardson Electronics, Ltd.                                                       76,300             679,070
       *   Riverstone Networks, Inc.                                                         247,600             173,939
       *   Rofin-Sinar Technologies, Inc.                                                     44,059           1,423,106
       *   RSA Security, Inc.                                                                    300               3,690
       *   Rudolph Technologies, Inc.                                                         43,099             621,488
       *   S1 Corp.                                                                           63,500             284,480
       *   Safeguard Scientifics, Inc.                                                       403,100             399,069
       *   SafeNet, Inc.                                                                      86,100           2,705,262
       *   SBS Technologies, Inc.                                                            128,499           1,247,725
       *   ScanSoft, Inc.                                                                    532,220           2,160,813
       *   SCM Microsystems, Inc.                                                            105,448             313,181
       *   Seachange International, Inc.                                                       3,500              27,650
       *   Segue Software, Inc.                                                                6,600              33,000
       *   Selectica, Inc.                                                                   289,600             918,032
       *   Semitool, Inc.                                                                    140,900           1,235,693
       *   Silicon Storage Technology, Inc.                                                   29,350             100,964
       *   SimpleTech, Inc.                                                                  261,622             915,677
       *   Sipex Corp.                                                                       155,700             256,905
       *   Skyworks Solutions, Inc.                                                          185,550           1,174,532
       *   Somera Communications, Inc.                                                        41,225              57,303
       *   SonicWALL, Inc.                                                                   465,873           2,879,095
       *   Spectrum Control, Inc.                                                             64,600             457,368
           SS&C Technologies, Inc.                                                            68,500           2,048,150
       *   Standard Microsystems Corp.                                                       121,800           1,980,468
       *   Stellent, Inc.                                                                    236,305           1,788,829
       *   Stratos International, Inc.                                                       103,540             446,257
       *   SumTotal Systems, Inc.                                                             61,462             257,526
           Sunrise Telecom, Inc.                                                              62,500             100,000
       *   Suntron Corp.                                                                       3,925               5,142
       *   Sycamore Networks, Inc.                                                           738,397           2,495,782
       *   Sykes Enterprises, Inc.                                                           264,701           2,191,724
       *   Symmetricom, Inc.                                                                 246,628           2,781,964
           TALX Corp.                                                                         14,850             414,612
           Technitrol, Inc.                                                                  138,764           1,821,971
       *   TechTeam Global, Inc.                                                              84,200           1,178,800
           Tektronix, Inc.                                                                     1,635              37,065
     * #   Telular Corp.                                                                      49,379             192,578
       *   Terayon Communication Systems, Inc.                                                64,134             203,305
       *   Tessco Technologies, Inc.                                                           2,500              31,850
       *   TheStreet.com, Inc.                                                                76,670             237,677
       *   THQ, Inc.                                                                          37,900           1,057,031
       *   Three-Five Systems, Inc.                                                          157,100             105,257
       *   TIBCO Software, Inc.                                                               59,720             378,625
       *   Tier Technologies, Inc. Class B                                                   199,819           1,766,400
       *   TII Network Technologies, Inc.                                                      5,200               7,592
       *   Tollgrade Communications, Inc.                                                    110,270             835,847

       *   Transcat, Inc.                                                                      7,000              32,410
       *   Triquint Semiconductor, Inc.                                                      345,912           1,172,642
       *   TTM Technologies, Inc.                                                            167,138           1,327,076
       *   Tumbleweed Communications Corp.                                                    12,000              26,400
       *   Tyler Technologies, Inc.                                                           73,200             476,532
       *   Ulticom, Inc.                                                                     108,807           1,001,024
       *   Ultratech, Inc.                                                                    62,501           1,095,643
       *   Unova, Inc.                                                                       216,200           4,449,396
       *   ValueClick, Inc.                                                                  149,100           1,598,352
       *   Veeco Instruments, Inc.                                                           100,650           1,516,796
       *   Verity, Inc.                                                                      264,258           2,254,121
       *   Viasat, Inc.                                                                       52,100           1,057,109
       *   Vicon Industries, Inc.                                                             11,200              33,040
       *   Visual Networks, Inc.                                                               2,700               3,483
       *   Vitesse Semiconductor, Inc.                                                       189,214             473,035
       *   Vitria Technology, Inc.                                                           108,025             345,680
       *   Vyyo, Inc.                                                                         58,778             363,248
       *   WatchGuard Technologies, Inc.                                                     287,509           1,043,658
       *   webMethods, Inc.                                                                   37,748             189,872
       *   White Electronics Designs Corp.                                                   202,374           1,009,846
           Wireless Telecom Group, Inc.                                                       55,300             139,909
           Woodhead Industries, Inc.                                                          45,090             578,505
     * #   Zhone Technologies, Inc.                                                          277,659             752,456
       *   Zomax, Inc.                                                                       281,119             773,077
       *   Zones, Inc.                                                                           450               1,665
       *   Zoran Corp.                                                                       293,771           3,625,134
       *   Zygo Corp.                                                                        139,047           1,345,975
                                                                                                       -----------------
Total Information Technology
(Cost $315,272,428)                                                                                          354,917,919
                                                                                                       -----------------

Financials -- (13.8%)
           1st Source Corp.                                                                  122,612           2,670,489
           21st Century Insurance Group                                                      353,100           4,918,683
           ABC Bancorp                                                                         7,632             135,468
        *  ACE Cash Express, Inc.                                                             14,100             307,521
           Advanta Corp. Class A                                                              57,400           1,316,182
           Advanta Corp. Class B Non-Voting                                                   88,400           2,180,828
        *  Aether Systems, Inc.                                                              359,199           1,124,293
           Alfa Corp.                                                                        137,222           1,965,019
        *  Allmerica Financial Corp.                                                          62,300           2,175,516
           American Financial Group, Inc.                                                     28,200             914,244
        *  American Independence Corp.                                                        19,866             263,224
        *  American Physicians Capital, Inc.                                                  65,970           2,285,860
           American Physicians Services Group, Inc.                                            1,900              23,560
        *  AmeriCredit Corp.                                                                  71,400           1,775,718
        *  AmeriServe Financial, Inc.                                                        132,718             724,640
           AmerUs Group Co.                                                                  110,400           5,253,936
        *  Arch Capital Group, Ltd.                                                            8,800             392,920
        *  Argonaut Group, Inc.                                                              174,794           3,660,186
           ASB Financial Corp.                                                                 2,500              55,937
        *  Atlantic American Corp.                                                            29,400              88,788
           Baldwin & Lyons, Inc. Class B                                                      36,450             936,765
        *  Bancinsurance Corp.                                                                11,695              60,814
           Bank of Hawaii Corp.                                                               88,100           4,293,113
           BankUnited Financial Corp. Class A                                                102,550           2,534,010

           Banner Corp.                                                                       77,115           2,052,030
           Bay View Capital Corp.                                                             25,590             405,601
           Berkley (W.R.) Corp.                                                              184,612           6,546,342
           Beverly Hills Bancorp, Inc.                                                        68,657             717,466
       *   BNS Holding, Inc. Class A                                                           8,500              58,650
           Brookline Bancorp, Inc.                                                           213,756           3,249,091
           California First National Bancorp                                                  12,200             141,520
           Camco Financial Corp.                                                               9,500             137,085
           Capital Corp. of the West                                                          10,767             261,100
       *   Capital Crossing Bank                                                              28,400             922,432
           Cash America International, Inc.                                                   97,600           1,678,720
           Cathay General Bancorp                                                             63,954           2,174,436
           Central Bancorp, Inc.                                                               3,500              90,545
       *   Ceres Group, Inc.                                                                 258,880           1,483,382
           CFS Bancorp, Inc.                                                                  36,225             474,910
           Chemical Financial Corp.                                                           53,439           1,708,979
           Citizens South Banking Corp.                                                       17,267             218,082
     * #   Citizens, Inc.                                                                    140,383             812,818
           City Holding Co.                                                                   45,004           1,520,235
           Clark, Inc.                                                                       142,800           2,070,600
       *   CNA Surety Corp.                                                                  243,291           3,362,282
           Columbia Banking System, Inc.                                                      60,202           1,480,969
           Commerce Group, Inc.                                                               72,900           4,344,840
           Commercial Capital Bancorp, Inc.                                                   31,994             542,298
           Commercial Federal Corp.                                                          162,300           4,059,123
           Community Bank System, Inc.                                                       116,800           2,721,440
           Community Trust Bancorp, Inc.                                                      27,690             819,901
           Community West Bancshares                                                          14,800             180,264
     * #   CompuCredit Corp.                                                                 210,700           6,643,371
       *   Consumer Portfolio Services, Inc.                                                  69,915             307,626
           Corus Bankshares, Inc.                                                             37,800           1,939,896
       *   Credit Acceptance Corp.                                                           115,568           1,630,664
           Delphi Financial Group, Inc. Class A                                              135,465           5,743,716
           Delta Financial Corp.                                                              25,900             234,395
           Dime Community Bancshares                                                          90,487           1,366,354
           Donegal Group, Inc. Class A                                                        24,816             458,103
           Donegal Group, Inc. Class B                                                         4,000              65,880
           Downey Financial Corp.                                                            113,800           8,537,276
           EMC Insurance Group, Inc.                                                           1,000              17,840
       *   Epoch Holding Corp.                                                                18,000              81,000
           F.N.B. Corp.                                                                       30,627             569,050
           FBL Financial Group, Inc. Class A                                                 102,977           2,754,635
           Fidelity Southern Corp.                                                             2,000              32,440
           Financial Federal Corp.                                                            12,200             455,060
       *   Financial Industries Corp.                                                         41,366             353,679
       *   Firebrand Financial Group, Inc.                                                     1,000                  70
           First American Corp.                                                               86,300           3,339,810
           First Bancorp                                                                       7,826             163,563
       *   First Bank of Delaware                                                              1,320               4,356
       *   First Cash Financial Services, Inc.                                                52,400             911,760
           First Charter Corp.                                                                27,400             604,170
           First Citizens BancShares, Inc.                                                    10,300           1,344,459
           First Commonwealth Financial Corp.                                                     82               1,096
           First Community Bancorp                                                            48,364           2,136,722
           First Community Bancshares, Inc.                                                      295               8,874

           First Defiance Financial Corp.                                                     12,400             331,576
           First Federal Bancshares of Arkansas, Inc.                                         13,000             318,370
           First Indiana Corp.                                                                69,115           1,862,649
       *   First Investors Financial Services Group, Inc.                                      6,900              32,947
       *   First Mariner Bancorp                                                               4,900              81,683
           First Merchants Corp.                                                             108,568           2,700,086
           First Mutual Bancshares, Inc.                                                       6,887             170,109
           First Niagara Financial Group, Inc.                                               389,383           5,069,767
       #   First PacTrust Bancorp, Inc.                                                       16,919             418,576
           First Place Financial Corp.                                                        93,223           1,835,561
           First Republic Bank                                                                87,150           2,795,772
           First State Bancorporation                                                         30,040             554,538
           FirstBank NW Corp.                                                                  1,700              44,455
       *   FirstFed Financial Corp.                                                           75,600           4,096,008
           Flagstar Bancorp, Inc.                                                            225,300           4,451,928
           Flushing Financial Corp.                                                           39,375             665,044
           FNB Corp.                                                                          11,300             209,050
           FNB Financial Services Corp.                                                        2,500              52,975
       *   FPIC Insurance Group, Inc.                                                         70,097           2,086,087
           Fremont General Corp.                                                             193,400           4,160,034
           Great American Financial Resources, Inc.                                           59,100             996,426
           Guaranty Federal Bancshares, Inc.                                                   8,000             186,000
           Harbor Florida Bancshares, Inc.                                                    14,200             505,094
           Harleysville Group, Inc.                                                          132,896           2,699,118
           HCC Insurance Holdings, Inc.                                                       27,000           1,058,670
           HMN Financial, Inc.                                                                16,300             491,200
           Horace Mann Educators Corp.                                                       163,100           2,968,420
           Horizon Financial Corp.                                                            22,848             459,245
           IBERIABANK Corp.                                                                    7,700             453,068
           Independence Community Bank Corp.                                                 201,797           7,563,352
           Independent Bank Corp. MI                                                          19,057             536,264
           Infinity Property & Casualty Corp.                                                 93,820           3,002,240
       *   Instinet Group, Inc.                                                               13,900              73,392
           Integra Bank Corp.                                                                 70,628           1,560,173
       *   Investment Technology Group, Inc.                                                  52,800           1,042,272
           Investors Title Co.                                                                 1,100              38,742
           Irwin Financial Corp.                                                             115,300           2,420,147
       *   ITLA Capital Corp.                                                                 18,200             906,724
           Jefferies Group, Inc.                                                              40,100           1,419,941
       *   Jones Lang LaSalle, Inc.                                                           17,600             746,416
       *   Kennedy-Wilson, Inc.                                                               13,500             139,320
       *   KNBT Bancorp, Inc.                                                                  6,694              99,815
       *   Knight Capital Group, Inc.                                                        358,500           2,706,675
       *   LaBranche & Co., Inc.                                                             198,000           1,094,940
           LandAmerica Financial Group, Inc.                                                  87,600           4,923,120
           MAF Bancorp, Inc.                                                                 122,438           5,210,961
           MB Financial, Inc.                                                                 17,624             673,061
           MBT Financial Corp.                                                                 4,775              91,298
           MCG Capital Corp.                                                                 150,063           2,401,008
       *   Meadowbrook Insurance Group, Inc.                                                 249,000           1,282,350
           Medallion Finanacial Corp.                                                         86,800             803,768
           Meta Financial Group, Inc.                                                          3,400              71,740
       *   Metris Companies, Inc.                                                            254,700           3,306,006
           MicroFinancial, Inc.                                                               26,500             103,085
           Midland Co.                                                                        11,800             377,010

       *   National Western Life Insurance Co. Class A                                           500              91,687
       *   Navigators Group, Inc.                                                             81,830           2,720,029
           NetBank, Inc.                                                                      39,562             328,760
           NewMil Bancorp, Inc.                                                                4,000             122,000
       *   Newtek Business Services, Inc.                                                     23,100              59,829
           North Central Bancshares, Inc.                                                      3,500             135,590
           Northrim BanCorp, Inc.                                                             12,210             279,243
           NYMAGIC, Inc.                                                                       8,000             163,600
           OceanFirst Financial Corp.                                                         27,950             600,925
     * #   Ocwen Financial Corp.                                                             447,400           3,234,702
       #   Odyssey Re Holdings Corp.                                                         254,770           6,142,505
           Ohio Casualty Corp.                                                               228,300           5,456,370
       *   Pacific Mercantile Bancorp                                                         28,900             407,952
       *   Pacific Premier Bancorp, Inc.                                                       1,789              18,734
           Parkvale Financial Corp.                                                            1,900              52,820
           Partners Trust Financial Group, Inc.                                               21,761             224,574
     * #   Penn Treaty American Corp.                                                        137,000             305,510
           Pennfed Financial Services, Inc.                                                   30,400             441,408
           PFF Bancorp, Inc.                                                                  61,710           1,792,058
       *   Philadelphia Consolidated Holding Corp.                                             8,799             725,654
       *   Piper Jaffray Companies, Inc.                                                      78,800           2,227,676
       *   PMA Capital Corp. Class A                                                         235,510           1,749,839
           Pocahontas Bancorp, Inc.                                                            9,400             131,600
           Presidential Life Corp.                                                           189,395           2,869,334
       *   ProAssurance Corp.                                                                 92,180           3,606,082
           Provident Financial Services, Inc.                                                 17,303             307,647
           Pulaski Financial Corp.                                                             9,744             217,194
       *   Republic First Bancorp, Inc.                                                        1,478              19,692
           RLI Corp.                                                                         104,700           4,579,578
       *   RTW, Inc.                                                                          43,900             425,830
       *   SCPIE Holdings, Inc.                                                                4,900              54,978
           Selective Insurance Group, Inc.                                                   105,169           5,061,784
           Simmons First National Corp. Class A                                               77,403           1,899,470
           Sky Financial Group, Inc.                                                           6,442             185,465
           Sound Federal Bancorp, Inc.                                                        54,557             868,547
       *   Standard Management Corp.                                                          19,400              34,920
           State Auto Financial Corp.                                                        109,415           2,954,205
           State Financial Services Corp. Class A                                             13,447             533,846
           Sterling Bancorp                                                                    6,097             128,952
       *   Sterling Financial Corp.                                                           76,610           2,708,163
           Stewart Information Services Corp.                                                 68,600           2,692,550
       *   Stifel Financial Corp.                                                             41,413             874,643
       *   Stratus Properties, Inc.                                                           13,550             226,014
       *   Sun Bancorp, Inc.                                                                  97,703           2,026,360
           Susquehanna Bancshares, Inc.                                                       76,629           1,744,076
           SWS Group, Inc.                                                                    67,900           1,076,215
           Texas United Bancshares, Inc.                                                         961              16,712
           TF Financial Corp.                                                                  1,100              31,900
       *   The Banc Corp.                                                                    106,342           1,116,591
           The Colonial BancGroup, Inc.                                                        1,900              42,351
       #   The Phoenix Companies, Inc.                                                       409,500           4,709,250
           TierOne Corp.                                                                     120,198           2,899,777
           Timberland Bancorp, Inc.                                                            8,400             193,284
       *   Trammell Crow Co.                                                                 228,900           5,161,695
       *   Triad Guaranty, Inc.                                                               49,198           2,666,532

           UICI                                                                              242,900           6,108,935
           UMB Financial Corp.                                                                82,988           4,622,432
           Umpqua Holdings Corp.                                                             133,473           3,111,256
       *   Unico American Corp.                                                                9,400              86,010
           Union Bankshares Corp.                                                                 41               1,487
       *   United America Idemnity, Ltd.                                                      33,755             575,523
           United Community Financial Corp.                                                  195,441           2,054,085
     * #   United Financial Mortgage Corp.                                                    19,450              84,218
           United Fire & Casualty Co.                                                          8,800             346,456
           Unity Bancorp, Inc.                                                                11,186             137,028
       *   Universal American Financial Corp.                                                247,824           4,693,787
           Unizan Financial Corp.                                                             32,222             821,339
       *   USA Mobility, Inc.                                                                 30,096             796,340
           Vesta Insurance Group, Inc.                                                       221,600             558,432
           Washington Savings Bank, FSB                                                          800               6,928
           Webster Financial Corp.                                                             8,134             381,485
           Wesbanco, Inc.                                                                    100,698           2,977,640
           Westbank Corp.                                                                      3,087              51,985
           Westcorp, Inc.                                                                     51,740           2,506,286
           Westwood Holdings Group, Inc.                                                       8,775             148,210
       *   WFS Financial, Inc.                                                                25,200           1,228,500
           Willow Grove Bancorp, Inc.                                                         37,222             567,487
       *   Wilshire Enterprises, Inc.                                                         11,000              82,500
           Wintrust Financial Corp.                                                            1,200              60,084
       *   World Acceptance Corp.                                                             49,900           1,299,895
           Yardville National Bancorp                                                         56,800           1,926,088
           Zenith National Insurance Corp.                                                    14,300             905,905
                                                                                                       -----------------
Total Financials
(Cost $213,647,526)                                                                                          323,834,019
                                                                                                       -----------------

Materials -- (8.4%)
       *   AEP Industries, Inc.                                                               42,899             739,150
           Airgas, Inc.                                                                      120,800           2,899,200
       *   AK Steel Holding Corp.                                                              4,454              34,073
           Albemarle Corp.                                                                   124,200           4,724,568
       *   Aleris International, Inc.                                                        129,786           3,091,503
           Allegheny Technologies, Inc.                                                       44,847             953,447
           AMCOL International Corp.                                                          38,500             746,900
       *   American Pacific Corp.                                                              4,200              34,020
           Applied Extrusion Technologies, Inc.                                                  300                   0
           Aptargroup, Inc.                                                                   40,200           2,010,000
           Arch Chemicals, Inc.                                                              139,700           3,292,729
           Atlantis Plastics, Inc.                                                             1,700              10,557
       *   Badger Paper Mills, Inc.                                                              400               1,336
           Bairnco Corp.                                                                      10,900             121,753
       *   Brush Engineered Materials, Inc.                                                  136,400           1,934,152
       *   Buckeye Technologies, Inc.                                                        263,900           2,182,453
           Calgon Carbon Corp.                                                               188,400           1,678,644
           Cambrex Corp.                                                                     194,000           3,511,400
       *   Caraustar Industries, Inc.                                                        184,031           1,932,326
           Carpenter Technology Corp.                                                        100,800           5,443,200
       *   Castle (A.M.) & Co.                                                                71,850           1,005,182
       *   Century Aluminum Co.                                                              113,500           2,543,535
           Chesapeake Corp.                                                                  132,721           2,769,887
           Cleveland-Cliffs, Inc.                                                             25,400           1,489,202

           Commercial Metals Co.                                                             238,800           6,247,008
           CPAC, Inc.                                                                         12,500              62,375
           Crompton Corp.                                                                     34,200             524,970
           Cytec Industries, Inc.                                                            109,400           4,557,604
       #   Eagle Materials, Inc.                                                              50,900           4,462,403
       *   Eden Bioscience Corp.                                                              18,442              11,065
       *   FMC Corp.                                                                           7,200             399,240
           Friedman Industries, Inc.                                                           3,340              25,685
           Fuller (H.B.) Co.                                                                  99,191           3,213,788
           Gibraltar Industries, Inc.                                                         98,050           1,917,858
           Glatfelter (P.H.) Co.                                                             269,400           3,017,280
       *   Graphic Packaging Corp.                                                            48,700             182,625
           Great Lakes Chemical Corp.                                                        187,500           6,356,250
       *   ICO, Inc.                                                                          24,600              57,564
           Kronos Worldwide, Inc.                                                             53,012           1,675,179
           LaFarge North America, Inc.                                                        35,400           2,137,098
       *   Lesco, Inc.                                                                        74,800           1,009,800
           Longview Fibre Co.                                                                234,100           4,674,977
           Louisiana-Pacific Corp.                                                           370,500           9,329,190
       *   Material Sciences Corp.                                                           123,100           1,501,820
       *   Metals USA, Inc.                                                                  123,073           2,605,455
           Minerals Technologies, Inc.                                                       116,500           7,840,450
           Myers Industries, Inc.                                                            222,457           2,480,396
       *   NewMarket Corp.                                                                   110,800           1,505,772
           Niagara Corp.                                                                      14,900             127,395
       *   NL Industries, Inc.                                                               123,200           1,872,640
           NN, Inc.                                                                           46,663             592,153
       *   Northwest Pipe Co.                                                                 24,900             551,784
           Olin Corp.                                                                          7,100             133,267
     * #   Olympic Steel, Inc.                                                                96,756           1,519,069
       *   OM Group, Inc.                                                                     95,800           2,414,160
       *   OMNOVA Solutions, Inc.                                                             15,800              64,148
       *   Oregon Steel Mills, Inc.                                                          132,500           2,339,950
       *   Owens-Illinois, Inc.                                                               54,100           1,390,911
           Penford Corp.                                                                       7,800             120,822
       *   PolyOne Corp.                                                                      40,480             272,026
           Pope & Talbot, Inc.                                                               122,100           1,346,763
           Potlatch Corp.                                                                    119,600           6,182,124
           Quaker Chemical Corp.                                                              45,200             800,040
           Quanex Corp.                                                                       87,600           4,545,564
           Reliance Steel & Aluminum Co.                                                     139,426           5,366,507
           Roanoke Electric Steel Corp.                                                       10,600             212,530
           Rock-Tenn Co. Class A                                                             226,000           2,601,260
           RPM International, Inc.                                                           234,300           4,123,680
       *   RTI International Metals, Inc.                                                    151,573           4,151,584
       #   Ryerson Tull, Inc.                                                                163,600           2,489,992
           Schnitzer Steel Industries, Inc. Class A                                           94,789           2,191,522
           Schulman (A.), Inc.                                                               196,995           3,222,838
           Schweitzer-Maudoit International, Inc.                                             94,800           2,841,156
           Sensient Technologies Corp.                                                       178,700           3,636,545
       *   Southwall Technologies, Inc.                                                       20,400              27,336
           Spartech Corp.                                                                    135,000           2,731,050
           Steel Dynamics, Inc.                                                              183,300           4,928,937
           Steel Technologies, Inc.                                                           88,367           1,767,340
           Stepan Co.                                                                         10,600             224,826

       *   Stillwater Mining Co.                                                              39,900             269,325
           Summa Industries, Inc.                                                             15,200             117,040
       *   Synalloy Corp.                                                                      7,400              85,470
       *   Terra Industries, Inc.                                                            437,400           2,777,490
           Texas Industries, Inc.                                                            100,700           4,634,214
       *   The Mosaic Co.                                                                     12,400             162,192
     * #   Titanium Metals Corp.                                                               9,750             414,765
       *   U.S. Concrete, Inc.                                                               234,564           1,435,532
           United States Steel Corp.                                                          19,800             787,446
       *   Universal Stainless & Alloy Products, Inc.                                         23,800             298,690
           Valhi, Inc.                                                                        57,700           1,069,758
           Vulcan International Corp.                                                            400              19,640
           Wausau-Mosinee Paper Corp.                                                        274,200           3,427,500
           Wellman, Inc.                                                                     278,300           3,128,092
           Worthington Industries, Inc.                                                      275,500           4,617,380
     * #   Zoltek Companies, Inc.                                                            106,583           1,061,567
                                                                                                       -----------------
Total Materials
(Cost $138,032,043)                                                                                          198,041,089
                                                                                                       -----------------

Energy -- (7.7%)
           Adams Resources & Energy, Inc.                                                      2,200              37,070
           Arch Coal, Inc.                                                                    51,000           2,470,950
       *   Atwood Oceanics, Inc.                                                               1,100              63,019
       *   Bolt Technology Corp.                                                               5,600              32,760
       *   Brigham Exploration Co.                                                             5,000              42,300
           Cabot Oil & Gas Corp.                                                              85,050           2,666,317
       *   Callon Petroleum Co.                                                              146,600           2,074,390
           Castle Energy Corp.                                                                45,800             595,400
           Chesapeake Energy Corp.                                                            53,200           1,089,004
     * #   Cimarex Energy Co.                                                                 42,600           1,603,038
       *   Clayton Williams Energy, Inc.                                                      35,700             975,324
       *   Comstock Resources, Inc.                                                          131,300           2,996,266
       *   Dawson Geophysical Co.                                                              4,600              95,680
       *   Denbury Resources, Inc.                                                           136,400           4,362,072
       *   Dril-Quip, Inc.                                                                    50,900           1,392,115
       *   Edge Petroleum Corp.                                                               52,514             715,766
       *   Energy Partners, Ltd.                                                              86,500           1,976,525
       *   Forest Oil Corp.                                                                  168,200           6,687,632
       *   Giant Industries, Inc.                                                             90,700           2,613,067
           Gulf Island Fabrication, Inc.                                                      23,700             476,370
       *   Gulfmark Offshore, Inc.                                                           139,796           3,503,288
       *   Hanover Compressor Co.                                                            319,200           3,329,256
       *   Harvest Natural Resources, Inc.                                                    69,800             756,632
           Helmerich & Payne, Inc.                                                           170,300           7,062,341
           Holly Corp.                                                                        66,000           2,523,180
     * #   Horizon Offshore, Inc.                                                             86,666              27,300
       *   Houston Exploration Co.                                                           108,612           5,535,954
     * #   Infinity, Inc.                                                                     16,650             137,362
       *   Input/Output, Inc.                                                                460,800           2,732,544
       *   Key Energy Group, Inc.                                                            400,100           4,397,099
       *   Lone Star Technologies, Inc.                                                          700              29,015
           Lufkin Industries, Inc.                                                            40,400           1,164,732
       *   Magnum Hunter Resources, Inc.                                                     244,820           3,784,917
           Maritrans, Inc.                                                                    10,600             253,234
           MarkWest Hydrocarbon, Inc.                                                         23,374             510,488

           Massey Energy Co.                                                                 271,970          10,995,747
     * #   Matrix Service Co.                                                                158,023             652,635
       *   Meridian Resource Corp.                                                           410,265           1,858,500
       *   Mission Resources Corp.                                                            73,790             521,695
       *   Mitcham Industries, Inc.                                                           55,000             386,100
       *   NATCO Group, Inc. Class A                                                          73,200             787,632
       *   Newfield Exploration Co.                                                            2,978             114,504
       *   Newpark Resources, Inc.                                                           524,400           3,198,840
           Noble Energy, Inc.                                                                 25,258           1,878,437
       *   NS Group, Inc.                                                                      2,080              59,946
       *   Oceaneering International, Inc.                                                     5,300             193,450
       *   Offshore Logistics, Inc.                                                           89,400           2,800,008
       *   Oil States International, Inc.                                                    117,500           2,721,300
           Overseas Shipholding Group, Inc.                                                  113,600           6,940,960
       *   Parallel Petroleum Corp.                                                           36,950             251,629
       *   Parker Drilling Co.                                                               121,100             690,270
           Patterson-UTI Energy, Inc.                                                         11,800             312,582
           Penn Virginia Corp.                                                                51,980           2,145,215
       *   Petroleum Development Corp.                                                        42,750           1,117,057
       *   Plains Exploration & Production Co.                                               148,812           4,546,207
       *   Pride International, Inc.                                                         171,049           3,857,155
           Range Resources Corp.                                                             128,000           2,956,800
           Resource America, Inc.                                                            104,439           3,548,837
           RPC, Inc.                                                                          21,300             314,601
       *   Seabulk International, Inc.                                                       180,000           3,529,800
       *   SEACOR Holdings, Inc.                                                              63,350           3,678,101
       *   Spinnaker Exploration Co.                                                         129,500           3,971,765
           St. Mary Land & Exploration Co.                                                    20,000             520,400
       *   Stone Energy Corp.                                                                103,052           4,434,328
       *   Superior Energy Services, Inc.                                                     63,600             995,340
       *   Swift Energy Corp.                                                                134,400           4,589,760
       *   Tel Offshore Trust                                                                  3,559              25,874
           Tesoro Petroleum Corp.                                                            121,973           5,318,023
       *   TETRA Technologies, Inc.                                                           43,000           1,186,800
       *   TransMontaigne, Inc.                                                              305,000           2,525,400
     * #   U.S. Energy Corp. Wyoming                                                           4,600              18,492
       *   Unit Corp.                                                                         71,100           2,774,322
       *   Universal Compression Holdings, Inc.                                              121,600           4,158,720
           USEC, Inc.                                                                        329,800           4,501,770
       *   Veritas DGC, Inc.                                                                 105,900           2,859,300
           Vintage Petroleum, Inc.                                                           373,100          10,305,022
       *   W-H Energy Services, Inc.                                                          56,600           1,226,522
       *   Whiting Petroleum Corp.                                                            10,218             353,338
           World Fuel Services Corp.                                                          52,200           1,375,470
                                                                                                       -----------------
Total Energy
(Cost $94,945,927)                                                                                           179,911,061
                                                                                                       -----------------

Health Care -- (6.3%)
       *   Abiomed, Inc.                                                                      10,644              99,734
       *   Accelrys, Inc.                                                                    245,787           1,297,755
       *   Air Methods Corp.                                                                  97,710             662,474
       *   Albany Molecular Research, Inc.                                                   205,967           2,453,067
       *   Allied Healthcare International, Inc.                                               2,100              14,532
       *   Allied Healthcare Products, Inc.                                                   17,500              90,475
       *   Allos Therapeutics, Inc.                                                           13,800              28,980

       *   Allscripts Healthcare Solutions, Inc.                                               2,400              39,264
           Alpharma, Inc. Class A                                                            326,300           4,199,481
       *   American Dental Partners, Inc.                                                     24,200             581,526
           American Shared Hospital Services                                                   9,600              57,600
           Analogic Corp.                                                                     77,653           3,299,476
       *   Angeion Corp.                                                                           6                  14
       *   Arena Pharmaceuticals, Inc.                                                       239,209           1,638,582
       *   Arqule, Inc.                                                                       90,526             592,945
           Atrion Corp.                                                                        4,000             261,400
       *   ATS Medical, Inc.                                                                  72,258             234,838
       *   Avigen, Inc.                                                                      191,424             572,358
       *   Beverly Enterprises, Inc.                                                         166,500           2,059,605
       *   Bio-Rad Laboratories, Inc. Class A                                                 12,300             662,724
       *   BioScrip, Inc.                                                                    231,863           1,212,643
       *   Biosource International, Inc.                                                      27,000             274,320
       *   Bruker BioSciences Corp.                                                          458,833           1,927,099
       *   Caliper Life Sciences, Inc.                                                       241,481           1,487,523
       *   Candela Corp.                                                                      54,915             561,780
       *   Cantel Medical Corp.                                                               14,725             452,073
       *   Capital Senior Living Corp.                                                       224,900           1,362,894
       *   Cardiac Sciences, Inc.                                                              4,373               4,286
     * #   Cell Genesys, Inc.                                                                 86,126             500,392
       *   Cerus Corp.                                                                        15,009              61,387
           Chemed Corp.                                                                       13,400             566,552
       *   Cholestech Corp.                                                                    8,290              75,853
           CNS, Inc.                                                                          32,700             686,700
       *   Coast Dental Services, Inc.                                                         1,766               6,358
       *   Compex Technologies, Inc.                                                         101,520             381,715
       *   Conmed Corp.                                                                       93,719           2,937,153
       *   Cross Country Healthcare, Inc.                                                    221,309           3,751,188
     * #   CryoLife, Inc.                                                                     28,900             209,525
     * #   CuraGen Corp.                                                                     122,723             525,254
     * #   Curative Health Services, Inc.                                                     87,136             223,940
           D&K Healthcare Resources, Inc.                                                    117,979             962,709
           Datascope Corp.                                                                    37,124           1,130,055
       *   Dendreon Corp.                                                                     12,738              67,384
     * #   Digital Angel Corp.                                                               163,300             640,136
       *   Discovery Partners International, Inc.                                            235,325             694,209
       *   DJ Orthopedics, Inc.                                                               17,300             480,075
       *   DUSA Pharmaceuticals, Inc.                                                         18,900             211,491
     * #   Dynacq Healthcare, Inc.                                                            17,000              80,070
       *   Emisphere Technologies, Inc.                                                       25,409              98,587
       *   Encore Medical Corp.                                                               45,362             230,439
           E-Z-EM, Inc.                                                                        3,600              52,992
       *   First Horizon Pharmaceutical Corp.                                                162,172           3,048,834
       *   Fischer Imaging Corp.                                                               3,200               8,896
       *   Five Star Quality Care, Inc.                                                       38,100             259,842
       *   Gene Logic, Inc.                                                                  277,587             935,468
       *   Genesis HealthCare Corp.                                                           45,108           1,961,747
       *   Gentiva Health Services, Inc.                                                      16,300             259,007
       *   GTC Biotherapeutics, Inc.                                                          18,924              25,358
       *   Guilford Pharmaceuticals, Inc.                                                      2,767               6,973
       *   Hanger Orthopedic Group, Inc.                                                     212,100           1,081,710
       *   Harvard Bioscience, Inc.                                                          238,374             767,564
       *   HealthTronics Surgical Services, Inc.                                             136,007           1,725,929

       *   Hi-Tech Pharmacal, Inc.                                                            11,600             348,696
       *   HMS Holdings Corp.                                                                 82,400             510,880
       *   Hologic, Inc.                                                                      18,128             667,292
           Hooper Holmes, Inc.                                                               519,300           2,077,200
       *   Horizon Health Corp.                                                               22,880           1,003,288
       *   Human Genome Sciences, Inc.                                                       138,991           1,567,818
       *   Humana, Inc.                                                                      172,224           6,262,065
       *   Illumina, Inc.                                                                      3,867              40,603
       *   ImmunoGen, Inc.                                                                   126,750             755,430
       *   Impath, Inc.                                                                       49,705             220,690
       *   Incyte Corp.                                                                       50,700             386,841
       *   IntegraMed America, Inc.                                                            2,300              24,035
       *   Intermagnetics General Corp.                                                       14,395             415,584
       *   Iridex Corp.                                                                        6,200              37,200
       *   Kendle International, Inc.                                                        111,321           1,283,531
           Kewaunee Scientific Corp.                                                           5,000              39,950
       *   Kindred Healthcare, Inc.                                                          124,200           4,791,636
       *   LabOne, Inc.                                                                        8,800             339,152
           LCA-Vision, Inc.                                                                   48,846           2,158,016
       *   Lexicon Genetics, Inc.                                                             18,718              90,595
       *   Lifecore Biomedical, Inc.                                                          59,233             755,813
       *   LifePoint Hospitals, Inc.                                                           7,464             335,731
           Manor Care, Inc.                                                                   69,100           2,685,226
       *   Matria Healthcare, Inc.                                                            56,950           1,622,505
       *   Maxim Pharmaceuticals, Inc.                                                       151,629             230,476
       *   Maxygen, Inc.                                                                     120,127             940,594
       *   Medarex, Inc.                                                                          89                 675
       *   MedCath Corp.                                                                      91,959           2,382,658
       *   Medical Staffing Network Holdings, Inc.                                           242,500           1,316,775
       *   MEDTOX Scientific, Inc.                                                            21,900             131,400
           Mesa Laboratories, Inc.                                                                60                 749
       *   Microtek Medical Holdings, Inc.                                                   254,531             895,949
       *   Molecular Devices Corp.                                                           126,296           2,440,039
       *   Nabi Biopharmaceuticals                                                           115,000           1,413,350
       *   Nanogen, Inc.                                                                      23,000              93,840
           National Home Health Care Corp.                                                     9,481             125,813
       *   Natus Medical, Inc.                                                                44,000             444,400
           NDCHealth Corp.                                                                   185,800           3,114,008
       *   Neose Technologies, Inc.                                                           24,300              63,909
       *   Neurogen Corp.                                                                     89,520             605,155
       *   New Brunswick Scientific Co., Inc.                                                  8,738              46,748
       *   NMT Medical, Inc.                                                                   5,900              51,625
       *   North American Scientific, Inc.                                                    84,509             253,527
       *   NovaMed, Inc.                                                                     113,374             701,785
       *   Novoste Corp.                                                                      41,007              34,036
       *   Nutraceutical International Corp.                                                  17,800             234,782
           NWH, Inc.                                                                          20,800             312,000
     * #   OCA, Inc.                                                                         437,100           1,792,110
           Omnicare, Inc.                                                                    148,000           5,671,360
           Option Care, Inc.                                                                  80,607           1,072,073
       *   Orthologic Corp.                                                                   81,505             330,910
       *   Oscient Pharmaceutical Corp.                                                      244,355             403,186
       *   Osteotech, Inc.                                                                   138,714             400,883
       *   PacifiCare Health Systems, Inc.                                                   164,800          10,354,384
       *   Parexel International Corp.                                                        61,985           1,131,226

       *   PDI, Inc.                                                                          42,752             513,024
       *   Pediatric Services of America, Inc.                                                60,841             802,493
       *   Pediatrix Medical Group, Inc.                                                      22,600           1,664,038
           Perrigo Co.                                                                        19,926             309,650
       *   Pharmacopia Drug Discovery, Inc.                                                   58,148             281,436
     * #   Pharmacyclics, Inc.                                                                28,677             229,990
           PolyMedica Corp.                                                                   85,900           3,015,090
       *   PRAECIS Pharmaceuticals, Inc.                                                     154,200             101,772
       *   PSS World Medical, Inc.                                                           121,739           1,429,216
       *   Pure World, Inc.                                                                    5,600              11,088
       *   Quidel Corp.                                                                      123,239             539,787
       *   Radiologix, Inc.                                                                  153,500             603,255
       *   RehabCare Group, Inc.                                                              47,500           1,320,025
       *   Res-Care, Inc.                                                                     99,600           1,327,668
       *   Rochester Medical Corp.                                                             3,400              35,224
       *   Sangamo BioSciences, Inc.                                                         141,655             531,206
       *   Savient Pharmaceuticals, Inc.                                                      79,700             267,792
       *   Schein (Henry), Inc.                                                               11,811             475,865
       *   Seattle Genetics, Inc.                                                             13,700              66,171
       *   Sequenom, Inc.                                                                     47,150              44,792
       *   Serologicals Corp.                                                                    780              16,762
       *   Sonic Innovations, Inc.                                                           167,695             729,473
       *   Specialty Laboratories, Inc.                                                       73,100             600,882
       *   SRI/Surgical Express, Inc.                                                         19,100              86,618
     * #   Staar Surgical Co.                                                                 52,457             206,156
       *   Strategic Diagnostics, Inc.                                                        51,150             143,731
     * #   Sunrise Senior Living, Inc.                                                        76,100           3,968,615
       *   Synovis Life Technologies, Inc.                                                    97,805             748,208
       *   Theragenics Corp.                                                                 282,600             969,318
       *   Third Wave Technologies, Inc.                                                      56,259             211,534
       *   Thoratec Corp.                                                                    175,637           2,624,017
       *   Titan Pharmaceuticals, Inc.                                                       115,900             249,185
       *   Transgenomic, Inc.                                                                  5,100               3,468
     * #   Transkaryotic Therapies, Inc.                                                       2,140              72,739
       *   Triad Hospitals, Inc.                                                              16,700             847,024
       *   Tripos, Inc.                                                                        4,500              16,200
       *   TriZetto Group, Inc.                                                                3,708              51,467
           Valeant Pharmaceuticals International                                               1,671              34,473
       *   Viasys Healthcare, Inc.                                                            15,800             367,350
       *   Vical, Inc.                                                                        90,846             345,215
       *   Virologic, Inc.                                                                   130,019             354,952
           Vital Signs, Inc.                                                                   9,669             407,742
           West Pharmaceutical Services, Inc.                                                  6,100             169,824
       *   Wilson Greatbatch Technologies, Inc.                                              146,700           3,526,668
       *   Zoll Medical Corp.                                                                 31,622             750,706
                                                                                                       -----------------
Total Health Care
(Cost $99,631,925)                                                                                           147,267,051
                                                                                                       -----------------

Consumer Staples -- (4.1%)
       *   Alico, Inc.                                                                         8,600             442,900
           Alliance One International, Inc.                                                  501,975           3,217,660
       #   American Italian Pasta Co.                                                        123,900           2,850,939
           Cal-Maine Foods, Inc.                                                              25,500             165,495
           Casey's General Stores, Inc.                                                      183,817           3,316,059
       *   Central Garden & Pet Co.                                                           47,568           2,109,641

           Chiquita Brands International, Inc.                                               147,300           4,283,484
           Corn Products International, Inc.                                                 295,200           6,520,968
           Flowers Foods, Inc.                                                               127,225           4,153,896
     * #   Great Atlantic & Pacific Tea Co., Inc.                                            245,500           6,120,315
       *   Griffin Land & Nurseries, Inc. Class A                                              1,900              45,600
       *   Hain Celestial Group, Inc.                                                        126,981           2,285,658
           Imperial Sugar Co. (New)                                                           89,205           1,373,757
           Ingles Market, Inc. Class A                                                        62,932             795,460
       #   Inter Parfums, Inc.                                                                17,450             309,737
     * #   Interstate Bakeries Corp.                                                         170,600           1,115,724
           J & J Snack Foods Corp.                                                            18,840             929,942
           J. M. Smucker Co.                                                                  28,274           1,408,328
       *   Katy Industries, Inc.                                                               1,000               3,490
           Lance, Inc.                                                                       215,350           3,807,388
           Longs Drug Stores Corp.                                                           136,300           5,593,752
       *   M&F Worldwide Corp.                                                               152,938           1,956,077
           Marsh Supermarkets, Inc. Class A                                                    3,100              34,875
           MGP Ingredients, Inc.                                                              56,841             475,191
       *   Monterey Pasta Co.                                                                131,331             396,620
           Nash Finch Co.                                                                     71,948           2,559,910
       *   Natrol, Inc.                                                                       11,400              31,920
           Nature's Sunshine Products, Inc.                                                   50,008             823,632
       *   NeighborCare, Inc.                                                                  8,700             261,087
           Oil-Dri Corp. of America                                                           27,600             471,960
       *   Omega Protein Corp.                                                               164,529           1,168,156
     * #   Parlux Fragrances, Inc.                                                            12,900             322,242
       *   Pathmark Stores, Inc.                                                             258,315           2,311,919
       *   Performance Food Group Co.                                                        152,982           4,139,693
           Pilgrim's Pride Corp.                                                             160,000           5,640,000
       *   PriceSmart, Inc.                                                                  155,215           1,086,505
           Pyramid Breweries, Inc.                                                            12,400              23,426
           Ralcorp Holdings, Inc.                                                              4,900             186,886
     * #   Redhook Ale Brewery, Inc.                                                          32,600              99,430
           Ruddick Corp.                                                                     149,700           3,597,291
       *   San Filippo (John B.) & Son, Inc.                                                  62,875           1,329,806
           Sanderson Farms, Inc.                                                               6,850             259,615
     * #   Scheid Vineyards, Inc.                                                             13,600              78,880
           Seaboard Corp.                                                                      2,800           3,766,000
       *   Smart & Final Food, Inc.                                                          160,100           1,737,085
       *   Spartan Stores, Inc.                                                              118,729           1,531,604
           Tasty Baking Co.                                                                   64,600             516,800
           The Topps Co., Inc.                                                                83,078             774,287
           Universal Corp.                                                                    99,300           4,408,920
       *   Weider Nutrition International, Inc.                                                  600               2,448
           Weis Markets, Inc.                                                                 78,328           2,877,771
       *   Wild Oats Markets, Inc.                                                           126,330           1,419,949
     * #   Winn-Dixie Stores, Inc.                                                           673,300             706,965
                                                                                                       -----------------
Total Consumer Staples
(Cost $70,659,592)                                                                                            95,847,143
                                                                                                       -----------------

Telecommunication Services -- (0.9%)
       *   American Tower Corp.                                                                6,370             114,915
       *   Boston Communications Group, Inc.                                                 151,871             211,101
       *   Crown Castle International Corp.                                                   97,200           1,728,216
           CT Communications, Inc.                                                            85,425           1,033,643

           D&E Communications, Inc.                                                           57,964             468,929
       *   General Communications, Inc. Class A                                              153,306           1,263,241
           Hector Communications Corp.                                                         3,300              75,900
       *   IDT Corp.                                                                          89,400           1,206,006
       *   IDT Corp. Class B                                                                 413,600           5,666,320
       *   LCC International, Inc. Class A                                                   166,586             594,712
       *   Metro One Telecommunications, Inc.                                                  2,048               1,925
       *   Premiere Global Services, Inc.                                                     75,745             852,131
       *   Price Communications Corp.                                                        106,780           1,835,548
       *   SBA Communications Corp.                                                            3,655              40,863
           SureWest Communications                                                            84,758           2,017,240
       *   TALK America Holdings, Inc.                                                       235,532           2,093,879
       *   Teleglobe International Holdings, Ltd.                                             29,070              69,187
       *   Time Warner Telecom, Inc.                                                         279,631           1,426,118
       *   Wireless Facilities, Inc.                                                          90,931             468,295
       *   WQN, Inc.                                                                           4,800               9,456
       *   Xeta Corp.                                                                         41,300             132,160
                                                                                                       -----------------
Total Telecommunication Services
(Cost $19,201,782)                                                                                            21,309,785
                                                                                                       -----------------

Utilities -- (0.4%)
       *   BayCorp Holdings, Ltd.                                                                182               2,521
           Chesapeake Utilities Corp.                                                          2,400              69,168
           Delta Natural Gas Co., Inc.                                                         1,700              43,724
       *   Dynegy, Inc.                                                                      128,850             599,153
           Empire District Electric Co.                                                        1,400              32,172
           Energen Corp.                                                                      18,100           1,179,758
           New Jersey Resources Corp.                                                         49,300           2,223,430
       *   Reliant Energy, Inc.                                                               13,200             162,360
           South Jersey Industries, Inc.                                                      51,600           2,925,720
       *   Southern Union Co.                                                                 76,301           1,867,096
                                                                                                       -----------------
Total Utilities
(Cost $6,052,784)                                                                                              9,105,102
                                                                                                       -----------------

Real Estate Investment Trusts -- (0.0%)
           New Century Financial Corp.                                                         1,950              99,353
                                                                                                       -----------------
Total Real Estate Investment Trusts                                                                               99,353
(Cost $14,495)
                                                                                                       -----------------

Other -- (0.0%)
       *   ePresence, Inc. Escrow Shares                                                      49,500               6,435
       *   Petrocorp, Inc. Escrow Shares                                                       4,900                 294
       *   Suburban Lodges of America, Inc. Escrow Shares                                     29,300                   0
       *   Trump Entertainment Resorts, Inc.                                                      27                 359
                                                                                                       -----------------
Total Other                                                                                                        7,088
(Cost $81,194)
                                                                                                       -----------------

TOTAL COMMON STOCKS
(Cost $1,576,750,092)                                                                                      2,222,431,883
                                                                                                       -----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
     * #   Angeion Corp. Warrants 10/31/20                                                         6                   0
       *   Chart Industries, Inc. Warrants 09/15/10                                               25                 637
       *   Chiquita Brands International, Inc. Warrants 03/19/09                              11,137             121,505

       *   Del Global Technologies Corp. Warrants 03/28/08                                       131                 197
       *   Foster Wheelers, Ltd. Warrants 09/24/07                                             3,100                   0
     * #   RCN Corp. Warrants 12/21/06                                                            14                   0
       *   Timco Aviation Services, Inc. Warrants 02/27/07                                     5,332                   1
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                 3,054                   0
       *   Virologic, Inc. Contingent Value Rights                                           267,979              46,896
                                                                                                       -----------------
Total Other
(Cost $390,111)                                                                                                  169,236
                                                                                                       -----------------

Consumer Discretionary -- (0.0%)
       *   Lodgian, Inc. Class A Warrants 11/25/07                                               118                   4
       *   Lodgian, Inc. Class B Warrants 11/25/09                                               363                   7
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $0)                                                                                                             11
                                                                                                       -----------------

TOTAL RIGHTS/WARRANTS
(Cost $390,111)                                                                                                  169,247
                                                                                                       -----------------

                                                                                         FACE
                                                                                        AMOUNT              VALUE+
                                                                                   -----------------   -----------------
                                                                                        (000)
BONDS -- (0.0%)
Other -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                        $               0                   0
       *   Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                        2                   0
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                              0
                                                                                                       -----------------
TOTAL BONDS
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TEMPORARY CASH INVESTMENTS -- (5.3%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
           (Collateralized by $259,490,000 U.S. STRIPS 6.125%, 11/15/27, valued
           at $93,237,352 to be repurchased at $91,415,273 (Cost $91,407,859)                 91,408          91,407,859
           Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
           (Collateralized by $33,152,000 FHLMC Notes 4.00%, 09/22/09, valued at
           $33,193,440) to be repurchased at $32,704,625 (Cost $32,702,000)                   32,702          32,702,000
                                                                                                       -----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $124,109,859)                                                                                          124,109,859
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,701,250,062)                                                                                  $   2,346,710,989
                                                                                                       =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   -----------------   -----------------
COMMON STOCKS -- (95.7%)
Information Technology -- (19.8%)
       *   3Com Corp.                                                                         56,000   $         204,960
       *   Access Integrated Technologies, Inc.                                                  700               4,410
       *   Actel Corp.                                                                        26,264             388,445
       *   ActivCard Corp.                                                                    50,089             206,367
       *   Activision, Inc.                                                                  121,800           1,919,568
       *   Actuate Corp.                                                                      72,574             155,308
           Acxiom Corp.                                                                       49,200             907,740
       *   Adaptec, Inc.                                                                     100,344             399,369
       *   ADDvantage Technologies Group, Inc.                                                 2,600               8,138
       *   ADE Corp.                                                                           1,000              22,430
       *   Adept Technology, Inc.                                                                660               5,313
           Adtran, Inc.                                                                       33,700             740,389
       *   Advanced Digital Information Corp.                                                 60,700             417,009
       *   Advanced Energy Industries, Inc.                                                   33,500             319,590
       *   Advanced Power Technology, Inc.                                                    14,800              95,460
       *   Advent Software, Inc.                                                              39,578             793,935
       *   Aehr Test Systems                                                                   1,400               4,228
       *   Aeroflex, Inc.                                                                     68,103             544,824
       *   Agile Software Corp.                                                               60,800             392,160
           Agilysys, Inc.                                                                     25,800             396,804
       *   Airspan Networks, Inc.                                                             54,700             261,466
       *   Akamai Technologies, Inc.                                                          39,800             558,792
           Allen Organ Co. Class B                                                               700              38,973
       *   Alliance Semiconductor Corp.                                                       25,668              43,122
       *   Altiris, Inc.                                                                      11,000             206,800
           American Software, Inc. Class A                                                    17,693              91,296
       *   American Technical Ceramics Corp.                                                   4,900              51,156
       *   Amkor Technology, Inc.                                                            138,800             492,740
       *   Amtech Systems, Inc.                                                                1,200               7,188
       *   Anadigics, Inc.                                                                    25,106              41,174
       *   Analex Corp.                                                                       20,200              66,054
       *   Analysts International Corp.                                                       34,400             113,176
       *   Anaren, Inc.                                                                       23,498             278,216
       *   Andrew Corp.                                                                       94,717           1,255,947
       *   Anixter International, Inc.                                                        32,818           1,240,849
       *   Ansoft Corp.                                                                       11,834             263,898
       *   AnswerThink, Inc.                                                                  63,997             253,428
       *   Ansys, Inc.                                                                        18,000             600,120
       *   Anteon International Corp.                                                         10,200             450,738
       *   Apogee Technology, Inc.                                                             6,400               7,744
       *   Applied Films Corp.                                                                18,505             497,785
       *   Applied Innovation, Inc.                                                            8,400              40,908

       *   Applied Micro Circuits Corp.                                                      213,969             614,091
       *   Applix, Inc.                                                                        3,800              18,316
       *   Apropos Technology, Inc.                                                           25,900              66,563
       *   aQuantive, Inc.                                                                    63,300             974,187
       *   Ariba, Inc.                                                                        50,558             309,921
       *   Arris Group, Inc.                                                                 109,900             951,734
       *   Ask Jeeves, Inc.                                                                   25,000             760,250
       *   Aspect Communications Corp.                                                        57,400             551,040
     * #   Aspen Technology, Inc.                                                             49,400             258,856
       *   Astea International, Inc.                                                             100                 739
           Astro-Med, Inc.                                                                     1,741              15,234
       *   Asyst Technologies, Inc.                                                           46,400             195,344
       *   Atari, Inc.                                                                       130,838             323,170
       *   Atmel Corp.                                                                        77,023             231,069
       *   ATMI, Inc.                                                                         22,400             629,440
       *   August Technology Corp.                                                            22,500             255,825
       *   Authentidate Holding Corp.                                                         54,600             160,524
       *   autobytel.com, Inc.                                                                43,600             211,896
     * #   Avanex Corp.                                                                       23,729              23,966
       *   Avici Systems, Inc.                                                                15,480              69,041
       *   Avid Technology, Inc.                                                              17,000             996,880
       *   Avocent Corp.                                                                      37,990           1,063,720
       *   Aware, Inc.                                                                        34,100             225,060
       *   Axcelis Technologies, Inc.                                                         76,500             508,725
       *   Axesstel, Inc.                                                                     18,300              68,259
     * #   AXS-One, Inc.                                                                      27,000              45,360
       *   AXT, Inc.                                                                          11,591              14,605
       *   Bankrate, Inc.                                                                      1,300              23,751
       *   BearingPoint, Inc.                                                                147,200             964,160
           BEI Technologies, Inc.                                                             10,800             277,668
           Bel Fuse, Inc. Class A                                                                700              17,703
           Belden CDT, Inc.                                                                   28,950             582,474
       *   Bell Industries, Inc.                                                               4,400               9,724
       *   Bell Microproducts, Inc.                                                           41,634             341,399
       *   Benchmark Electronics, Inc.                                                        33,700           1,067,279
       *   BindView Development Corp.                                                         49,560             154,627
       *   Bitstream, Inc.                                                                     3,900              10,764
           Black Box Corp.                                                                    11,438             393,238
       *   Blonder Tongue Laboratories, Inc.                                                   1,300               3,770
       *   Blue Coat Systems, Inc.                                                            15,500             300,855
           Bogen Communications International, Inc.                                            5,100              24,353
     * #   Bookham, Inc.                                                                         789               2,209
       *   Borland Software Corp.                                                             55,556             355,558
       *   Bottomline Technologies, Inc.                                                      22,381             303,934
       *   Brightpoint, Inc.                                                                  23,625             444,150
     * #   BroadVision, Inc.                                                                  18,259              25,563
       *   Brocade Communications Systems, Inc.                                              165,126             645,643
       *   Brooks Automation, Inc.                                                            38,460             579,977
       *   Brooktrout, Inc.                                                                   17,800             177,466
       *   Cabot Microelectronics Corp.                                                       12,000             375,960
       *   CACI International, Inc. Class A                                                   17,900           1,153,834
       *   CalAmp Corp.                                                                       32,900             217,140
       *   California Micro Devices Corp.                                                     22,495             107,976
       *   Callidus Software                                                                   4,335              14,956
       *   CAM Commerce Solutions, Inc.                                                        1,400              22,036

       *   Captaris, Inc.                                                                     46,100             166,882
       *   Captiva Software Corp.                                                              9,500             127,490
       *   Carreker Corp.                                                                     11,700              61,425
       *   Carrier Access Corp.                                                               48,100             231,842
       *   Catalyst Semiconductor, Inc.                                                       26,350             119,629
       *   Catapult Communications Corp.                                                      18,300             257,481
       *   CCC Information Services Group, Inc.                                               13,600             317,968
       *   C-COR, Inc.                                                                        52,192             359,081
       *   CDC Corp.                                                                           1,811               4,528
           Celeritek, Inc.                                                                     1,000                 820
       *   Celestica, Inc.                                                                     5,050              64,388
       *   CellStar Corp.                                                                     27,713              36,027
       *   Centillium Communications, Inc.                                                    47,500             104,025
       *   Centra Software, Inc.                                                              27,300              46,956
       *   Cenuco, Inc.                                                                       10,400              34,424
       *   CEVA, Inc.                                                                         27,325             198,926
       *   CheckFree Corp.                                                                    23,900             892,187
       *   Checkpoint Systems, Inc.                                                           41,400             729,468
       *   Cherokee International Corp.                                                       14,562              59,850
       *   Chordiant Software, Inc.                                                           57,342              98,055
       *   Ciber, Inc.                                                                        82,751             674,421
       *   Ciena Corp.                                                                       143,800             313,484
       *   Ciprico, Inc.                                                                         700               3,045
       *   Cirrus Logic, Inc.                                                                 97,893             507,086
       *   Citrix Systems, Inc.                                                                3,000              75,480
       *   Clarus Corp.                                                                       22,400             172,480
       *   ClearOne Communications, Inc.                                                         900               3,006
       *   CMGI, Inc.                                                                         34,000              74,120
       *   CNET Networks, Inc.                                                                65,500             679,890
           Cognex Corp.                                                                       22,600             586,696
       *   Cognitronics Corp.                                                                  2,300               8,694
       *   Coherent, Inc.                                                                     26,400             866,712
           Cohu, Inc.                                                                         18,800             361,336
       *   Comarco, Inc.                                                                       5,800              46,342
     * #   Commerce One, Inc.                                                                  1,966                 248
       *   CommScope, Inc.                                                                    47,800             808,776
           Communications Systems, Inc.                                                        2,900              29,290
       *   Computer Horizons Corp.                                                            39,000             113,100
       *   Computer Network Technology Corp.                                                  34,200             171,000
       *   Computer Task Group, Inc.                                                          23,700              82,950
       *   Comtech Telecommunications Corp.                                                   22,458             812,306
       *   Concord Communications, Inc.                                                       25,700             434,844
       *   Concur Technologies, Inc.                                                          20,800             199,472
       *   Concurrent Computer Corp.                                                          44,955              81,818
       *   Conexant Systems, Inc.                                                              1,422               2,033
       *   Convera Corp.                                                                      37,755             162,724
       *   Copper Mountain Networks, Inc.                                                      3,250               2,990
       *   Corillian Corp.                                                                    47,134             151,536
       *   Cosine Communications, Inc.                                                        13,200              31,020
       *   Covansys Corp.                                                                     31,600             387,100
       *   Cray, Inc.                                                                         91,768             133,981
       *   Credence Systems Corp.                                                             68,564             543,027
     * #   Cree, Inc.                                                                         49,600           1,489,984
       *   Crossroads Systems, Inc.                                                              967                 909
       *   CSG Systems International, Inc.                                                    41,600             791,232

       *   CSP, Inc.                                                                           1,400              13,734
           CTS Corp.                                                                          28,500             303,525
       *   Cyberguard Corp.                                                                   46,801             300,462
       *   Cyberoptics Corp.                                                                  14,235             183,062
       *   Cybersource Corp.                                                                  39,400             264,374
       *   Cymer, Inc.                                                                        31,700             900,597
       *   Cypress Semiconductor Corp.                                                       106,900           1,382,217
       *   Daktronics, Inc.                                                                   18,644             434,219
       *   Dataram Corp.                                                                      13,233              77,545
       *   Datastream Systems, Inc.                                                            8,300              49,219
       *   Datawatch Corp.                                                                       532               2,234
       *   Delphax Technologies, Inc.                                                          5,000              18,665
       *   Digi International, Inc.                                                           30,100             353,073
       *   Digimarc Corp.                                                                     24,681             125,873
       *   Digital Insight Corp.                                                              43,700             950,038
       *   Digital River, Inc.                                                                15,100             415,552
       *   Digital Theater Systems, Inc.                                                      19,600             334,964
       *   Digitas, Inc.                                                                      74,633             826,187
       *   Diodes, Inc.                                                                        6,900             229,425
       *   Dionex Corp.                                                                       10,200             457,470
       *   Ditech Communications Corp.                                                        41,900             302,099
       *   DocuCorp International, Inc.                                                       16,277             109,056
       *   Dot Hill Systems Corp.                                                             69,500             369,045
       *   DoubleClick, Inc.                                                                 101,356             834,160
       *   DSP Group, Inc.                                                                    25,600             602,112
       *   Dynamics Research Corp.                                                             9,400             139,966
       *   E.piphany, Inc.                                                                    87,546             305,536
       *   EarthLink, Inc.                                                                   113,401           1,203,185
       *   Echelon Corp.                                                                      42,951             295,073
       *   eCollege.com                                                                       32,161             332,223
       *   EDGAR Online, Inc.                                                                 19,600              56,644
       *   Edgewater Technology, Inc.                                                          8,267              35,961
       *   EFJ, Inc.                                                                             700               4,970
       *   eFunds Corp.                                                                       42,700             863,394
       *   Electro Scientific Industries, Inc.                                                27,800             498,732
       *   Electroglas, Inc.                                                                  32,160             110,952
       *   Electronics for Imaging, Inc.                                                      41,800             794,200
       *   eLoyalty Corp.                                                                      2,400              11,880
       *   Embarcadero Technologies, Inc.                                                     24,557             140,220
       *   EMCORE Corp.                                                                       73,265             290,862
       *   EMS Technologies, Inc.                                                             16,700             225,450
       *   Emulex Corp.                                                                       54,200           1,024,380
       *   Endwave Corp.                                                                       2,600              93,730
       *   Entegris, Inc.                                                                     63,357             614,563
       *   Enterrasys Networks, Inc.                                                          23,190              21,567
       *   Entrust, Inc.                                                                      87,050             356,035
       *   Epicor Software Corp.                                                              23,900             294,687
       *   EPIQ Systems, Inc.                                                                 26,885             439,570
       *   ePlus, Inc.                                                                        13,170             163,321
       *   Equinix, Inc.                                                                      16,900             643,890
       *   ESS Technology, Inc.                                                               50,800             209,296
       *   Euronet Worldwide, Inc.                                                            16,600             465,464
       *   Evans & Sutherland Computer Corp.                                                   4,900              25,162
       *   Exar Corp.                                                                         54,993             791,899
       *   Excel Technology, Inc.                                                             16,378             410,269

       *   Extended Systems, Inc.                                                                200                 682
       *   Extreme Networks, Inc.                                                            100,716             460,272
       *   F5 Networks, Inc.                                                                  16,879             864,374
           Factset Research Systems, Inc.                                                     18,800             601,788
           Fair Isaac Corp.                                                                   27,471             940,882
       *   Fairchild Semiconductor Corp. Class A                                              13,900             198,770
     * #   FalconStor Software, Inc.                                                          27,200             198,832
       *   Fargo Electronics                                                                  17,087             308,420
       *   Faro Technologies, Inc.                                                            12,700             353,314
       *   FEI Co.                                                                            29,694             618,229
       *   Filenet Corp.                                                                      28,100             782,866
       *   FindWhat.com                                                                       35,811             190,515
       *   Finisar Corp.                                                                      91,931             109,398
       *   Flir Systems, Inc.                                                                 26,000             696,800
       *   Forgent Networks, Inc.                                                             33,352              60,034
       *   FormFactor, Inc.                                                                   24,500             637,490
       *   Forrester Research, Inc.                                                           28,303             467,000
       *   Foundry Networks, Inc.                                                            113,000           1,044,120
           Frequency Electronics, Inc.                                                         1,500              17,550
       *   FSI International, Inc.                                                            39,824             149,738
       *   Gartner Group, Inc.                                                                40,900             405,728
       *   Gartner, Inc.                                                                       4,600              45,264
       *   Gateway, Inc.                                                                     173,750             601,175
       *   Genesis Microchip, Inc.                                                            29,389             486,388
       *   Gerber Scientific, Inc.                                                            33,900             250,182
       *   Giga-Tronics, Inc.                                                                    200                 810
       *   Glenayre Technologies, Inc.                                                        82,471             263,907
     * #   Global e-Point, Inc.                                                                   18                  54
       *   Global Imaging Systems, Inc.                                                       20,300             645,337
       *   Globecomm Systems, Inc.                                                             7,600              42,256
       *   Glowpoint, Inc.                                                                    29,319              38,994
       *   GoRemote Internet Communications, Inc.                                             22,873              35,682
       *   GSE Systems, Inc.                                                                     800               1,416
       *   GTSI Corp.                                                                         11,687              95,600
       *   Harmonic, Inc.                                                                     71,000             442,330
       *   Hauppauge Digital, Inc.                                                             2,675              10,299
           Helix Technology Corp.                                                             22,400             282,464
           Henry Jack & Associates, Inc.                                                      19,100             337,879
       *   Hewitt Associates, Inc. Class A                                                     4,900             124,705
       *   HI/FN, Inc.                                                                         4,800              31,872
       *   HomeStore, Inc.                                                                    88,435             184,829
       *   Hutchinson Technology, Inc.                                                        22,100             914,277
       *   Hypercom Corp.                                                                     66,900             424,815
       *   Hyperion Solutions Corp.                                                           22,070             973,949
       *   I.D. Systems, Inc.                                                                    685              10,248
     * #   Ibis Technology Corp.                                                               2,256               2,843
       *   Identix, Inc.                                                                     107,621             590,839
       *   iGATE Capital Corp.                                                                75,919             331,766
     * #   ImageWare Systems, Inc.                                                             1,900               6,327
           Imation Corp.                                                                      18,800             709,888
       *   Immersion Corp.                                                                    25,100             147,086
       *   Indus International, Inc.                                                          11,400              25,650
     * #   Infocrossing, Inc.                                                                 24,501             268,531
       *   InFocus Corp.                                                                      50,853             211,548
       *   Informatica Corp.                                                                  88,200             756,756

           Inforte Corp.                                                                      11,600              39,788
       *   InfoSpace, Inc.                                                                    27,600             936,192
           infoUSA, Inc.                                                                      58,164             702,621
       *   Innodata Isogen, Inc.                                                              26,900              80,431
       *   Innovex, Inc.                                                                      22,300              75,374
           Integral Systems, Inc.                                                              4,700             102,225
       *   Integrated Circuit Systems, Inc.                                                   34,600             733,174
       *   Integrated Device Technology, Inc.                                                 88,828           1,086,366
       *   Integrated Silicon Solution, Inc.                                                  52,593             344,484
       *   Intelli-Check, Inc.                                                                 5,700              31,407
       *   Intelligent Systems Corp.                                                             700               1,456
     * #   Intellisync Corp.                                                                  90,437             241,467
       *   Interactive Intelligence, Inc.                                                     15,204              74,196
       *   Interdigital Communications Corp.                                                  29,600             546,416
       *   Intergraph Corp.                                                                   31,700             995,063
       *   Interland, Inc.                                                                    19,110              36,309
       *   Interlink Electronics, Inc.                                                        18,750             100,125
       *   Intermix Media, Inc.                                                               34,900             206,957
       *   Internet Commerce Corp.                                                             1,100               1,782
       *   Internet Security Systems, Inc.                                                    39,900             885,780
       *   Interphase Corp.                                                                    3,200              22,560
           Intersil Corp.                                                                      7,688             144,227
           Inter-Tel, Inc.                                                                    20,000             410,600
       *   Intervoice, Inc.                                                                   29,900             267,904
       *   Interwoven, Inc.                                                                   48,262             384,166
       *   Intest Corp.                                                                        3,800              13,638
       *   Intevac, Inc.                                                                      26,084             271,534
       *   Intrado, Inc.                                                                      28,900             369,631
       *   Intraware, Inc.                                                                     2,000                 780
     * #   Intrusion, Inc.                                                                     1,600               4,512
       *   Iomega Corp.                                                                       78,200             241,638
       *   iPass, Inc.                                                                        33,900             209,163
     * #   IPIX Corp.                                                                          4,300              11,481
       *   I-Sector Corp.                                                                      4,600              37,444
     * #   Island Pacific, Inc.                                                                   29                   5
       *   Iteris, Inc.                                                                       15,300              40,239
       *   Itron, Inc.                                                                        23,700             974,307
       *   iVillage, Inc.                                                                     73,400             442,602
       *   Ixia                                                                               53,300             980,187
       *   IXYS Corp.                                                                         44,794             619,501
       *   j2 Global Communication, Inc.                                                      15,900             557,772
       *   Jaco Electronics, Inc.                                                                150                 471
       *   JDA Software Group, Inc.                                                           38,700             500,004
       *   Jupitermedia Corp.                                                                 29,200             532,900
       *   Keane, Inc.                                                                        52,824             708,898
           Keithley Instruments, Inc.                                                         10,600             156,138
       *   Kemet Corp.                                                                       103,316             723,212
       *   Key Tronic Corp.                                                                      800               2,944
       *   Keynote Systems, Inc.                                                              11,900             138,040
       *   Kintera, Inc.                                                                       5,800              17,922
       *   Komag, Inc.                                                                        33,500             966,475
       *   Kopin Corp.                                                                        90,475             348,329
       *   Kronos, Inc.                                                                       16,337             737,779
       *   Kulicke & Soffa Industries, Inc.                                                   59,100             343,371
           Landauer, Inc.                                                                      5,500             268,675

     * #   LaserCard Corp.                                                                    10,634              63,804
       *   Lattice Semiconductor Corp.                                                       120,200             507,244
       *   Lawson Software, Inc.                                                             122,000             722,240
       *   LeCroy Corp.                                                                       18,400             302,864
     * #   Lexar Media, Inc.                                                                  96,100             482,422
       *   Lightbridge, Inc.                                                                  37,209             233,673
       *   Lionbridge Technologies, Inc.                                                      47,198             235,046
       *   Littlefuse, Inc.                                                                   18,100             544,448
       *   LogicVision, Inc.                                                                  27,000              48,600
       *   Logility, Inc.                                                                      1,700               7,650
       *   LoJack Corp.                                                                       16,700             246,158
           Lowrance Electronics, Inc.                                                          3,500              72,625
       *   LTX Corp.                                                                          67,499             323,320
       *   Macromedia, Inc.                                                                   37,240           1,646,753
       *   Macrovision Corp.                                                                  32,900             691,229
       *   Magma Design Automation, Inc.                                                      37,641             299,999
       *   Management Network Group, Inc.                                                     27,345              64,261
       *   Manchester Technologies, Inc.                                                         900               5,643
       *   Manhattan Associates, Inc.                                                         31,100             660,564
       *   Manugistic Group, Inc.                                                             88,588             159,458
       *   Mapinfo Corp.                                                                      32,374             403,380
       *   MatrixOne, Inc.                                                                    69,900             319,443
       *   Mattson Technology, Inc.                                                           64,478             504,218
           Maximus, Inc.                                                                      20,600             706,374
       *   Maxtor Corp.                                                                      217,924           1,196,403
       *   Maxwell Technologies, Inc.                                                         19,700             202,516
       *   McDATA Corp.                                                                       80,100             305,181
       *   Mechanical Technology, Inc.                                                         1,900               6,783
       *   MedQuist, Inc.                                                                     30,859             401,476
       *   MEMC Electronic Materials, Inc.                                                    11,500             157,550
       *   Mentor Graphics Corp.                                                              68,500             704,180
       *   Merix Corp.                                                                        24,078             174,566
       *   MetaSolv, Inc.                                                                     49,155             101,751
           Methode Electronics, Inc.                                                          23,300             278,202
       *   Metrologic Instruments, Inc.                                                       29,200             404,712
       *   Micrel, Inc.                                                                       49,081             569,340
       *   Micro Linear Corp.                                                                 16,500              96,525
       *   Micromuse, Inc.                                                                    38,000             238,640
       *   Micros Systems, Inc.                                                               21,600             971,568
       *   Microsemi Corp.                                                                    45,400             936,602
       *   MicroStrategy, Inc.                                                                 6,200             345,340
       *   Microtune, Inc.                                                                    70,700             312,494
     * #   Midway Games, Inc.                                                                 47,600             421,260
       *   Mindspeed Technologies, Inc.                                                       50,752              72,575
       *   MIPS Technologies, Inc.                                                            50,691             436,956
       *   MKS Instruments, Inc.                                                              40,781             681,043
       *   Mobility Electronics, Inc.                                                         34,100             300,080
       *   Mobius Management Systems, Inc.                                                     9,100              56,147
           Mocon, Inc.                                                                         1,500              14,250
       *   Moldflow Corp.                                                                     17,200             227,040
       *   Monolithic System Technology, Inc.                                                 29,700             165,429
       *   Motive, Inc.                                                                       10,400              90,376
       *   MPS Group, Inc.                                                                    86,400             810,432
       *   MRO Software, Inc.                                                                 30,600             459,000
       *   MRV Communications, Inc.                                                          108,800             201,280

       *   MSC.Software Corp.                                                                 32,600             335,291
       *   MSGI Security Solutions, Inc.                                                         154               1,117
       *   MTM Technologies, Inc.                                                              1,200               4,764
           MTS Systems Corp.                                                                  16,100             513,751
       *   Mykrolis Corp.                                                                     51,100             689,339
       *   Nanometrics, Inc.                                                                  22,000             248,160
     * #   Napco Security Systems, Inc.                                                        3,360              31,013
       *   Neoforma, Inc.                                                                     19,675             134,774
       *   NeoMagic Corp.                                                                      1,042                 386
       *   NEON Systems, Inc.                                                                  4,800              14,880
       *   Neoware Systems, Inc.                                                              26,700             270,204
       *   Net2Phone, Inc.                                                                    36,000              57,600
       *   NETGEAR, Inc.                                                                      16,100             316,687
       *   NetIQ Corp.                                                                        64,300             709,872
       *   NetManage, Inc.                                                                     9,157              58,147
       *   Netopia, Inc.                                                                      24,300              81,284
       *   NetRatings, Inc.                                                                   39,100             532,542
       *   Netscout System, Inc.                                                              38,490             237,098
       *   Network Engines, Inc.                                                              19,000              32,300
       *   Network Equipment Technologies, Inc.                                               40,300             225,277
       *   Newport Corp.                                                                      50,138             704,439
       *   NIC, Inc.                                                                          65,600             287,984
       *   Niku Corp.                                                                         16,400             246,656
       *   NMS Communications Corp.                                                           77,402             251,557
       *   Novatel Wireless, Inc.                                                             28,500             355,395
       *   Novell, Inc.                                                                      117,700             688,545
       *   Nu Horizons Electronics Corp.                                                      24,395             143,443
       *   Nuance Communications, Inc.                                                        25,700             121,047
       *   NumereX Corp. Class A                                                               1,100               5,291
       *   NYFIX, Inc.                                                                        45,725             230,911
       *   O.I. Corp.                                                                          1,000              11,875
     * #   OmniVision Technologies, Inc.                                                      43,800             692,916
       *   ON Semiconductor Corp.                                                            141,800             638,100
       *   Online Resources Corp.                                                             18,700             182,138
       *   ONYX Software Corp.                                                                21,600              72,360
       *   Opent Technologies, Inc.                                                           30,427             246,154
       *   Openwave Systems, Inc.                                                             35,800             556,690
       *   Opsware, Inc.                                                                      68,700             341,439
       *   OPTi, Inc.                                                                          2,700               4,536
       *   Optical Cable Corp.                                                                 6,700              29,882
       *   Optical Communication Products, Inc.                                               37,248              66,674
       *   OSI Systems, Inc.                                                                  20,100             299,490
       *   Overland Storage, Inc.                                                             20,962             203,122
       *   OYO Geospace Corp.                                                                  5,300              86,719
       *   Packeteer, Inc.                                                                    31,900             378,653
     * #   PalmOne, Inc.                                                                      44,900           1,276,058
       *   PalmSource, Inc.                                                                   24,139             242,114
       *   Panavision, Inc.                                                                      700               3,850
       *   PAR Technology Corp.                                                                  700              20,055
       *   Paradyne Networks Corp.                                                            47,955              94,471
       *   Parametric Technology Corp.                                                        90,200             543,004
           Park Electrochemical Corp.                                                         17,100             396,720
     * #   Parkervision, Inc.                                                                 21,713              97,709
       *   Parlex Corp.                                                                        7,300              43,070
     * #   Path 1 Network Technologies, Inc.                                                   6,900              27,600

       *   Paxar Corp.                                                                        38,231             673,630
       *   PC Connection, Inc.                                                                38,683             197,670
       *   PC-Tel, Inc.                                                                       33,400             244,154
       *   PDF Solutions, Inc.                                                                31,799             373,320
       *   PEC Solutions, Inc.                                                                34,500             535,095
       *   Peerless Systems Corp.                                                             15,100              54,662
       *   Pegasus Solutions, Inc.                                                            31,800             342,168
       *   Pegasystems, Inc.                                                                  47,928             286,130
       *   Pemstar, Inc.                                                                      15,512              18,304
       *   Perceptron, Inc.                                                                   13,235              86,425
       *   Performance Technologies, Inc.                                                     15,750             105,998
       *   Pericom Semiconductor Corp.                                                        41,106             329,259
       *   Perot Systems Corp.                                                                97,000           1,253,240
       *   Pervasive Software, Inc.                                                           31,400             145,382
       *   Phoenix Technologies, Ltd.                                                         39,800             323,176
       *   Photon Dynamics, Inc.                                                              22,200             428,682
       *   Photronics, Inc.                                                                   39,195             902,661
       *   Pinnacle Systems, Inc.                                                             71,100             420,201
       *   Pixelworks, Inc.                                                                   31,300             268,241
       *   Planar Systems, Inc.                                                               17,100             137,484
           Plantronics, Inc.                                                                   7,600             261,592
       *   PLATO Learning, Inc.                                                               34,258             261,731
       *   Plexus Corp.                                                                       55,300             760,375
       *   Plumtree Software, Inc.                                                               300               1,380
       *   PLX Technology, Inc.                                                               40,100             305,562
       *   PMC-Sierra, Inc.                                                                   66,500             583,205
       *   Polycom, Inc.                                                                      71,600           1,225,076
       *   Portal Software, Inc.                                                              44,748              88,154
       *   Power Intergrations, Inc.                                                          31,035             739,254
       *   Powerwave Technologies, Inc.                                                       83,261             760,173
       *   Presstek, Inc.                                                                     36,100             308,294
           Printronix, Inc.                                                                    1,200              19,056
       *   Private Business, Inc.                                                                454                 735
       *   Progress Software Corp.                                                            34,500           1,006,365
           QAD, Inc.                                                                          21,600             151,632
           Quality Systems, Inc.                                                               8,200             493,066
       *   Quantum Corp.                                                                     211,800             550,680
       *   Quest Software, Inc.                                                               84,800           1,121,480
       *   QuickLogic Corp.                                                                   39,098             170,858
       *   Quovadx, Inc.                                                                      37,133             101,002
       *   Radiant Systems, Inc.                                                              37,194             389,049
       *   RadiSys Corp.                                                                      25,011             404,428
       *   Raindance Communictions, Inc.                                                      73,006             149,662
       *   Rambus, Inc.                                                                       51,800             794,094
       *   Ramtron International Corp.                                                        27,800              75,891
       *   RealNetworks, Inc.                                                                121,000             618,310
       *   Red Hat, Inc.                                                                      62,800             793,792
       *   Redback Networks, Inc.                                                             69,636             396,925
       *   Register.com, Inc.                                                                 30,001             187,506
       *   REMEC, Inc.                                                                        37,953             237,211
           Renaissance Learning, Inc.                                                         18,953             374,701
           Reynolds & Reynolds Co.                                                               400              10,916
       *   RF Micro Devices, Inc.                                                            135,600             630,540
       *   RF Monolithics, Inc.                                                               10,700              67,410
           Richardson Electronics, Ltd.                                                       11,700             104,130

       *   Rimage Corp.                                                                        4,200              88,830
       *   Riverstone Networks, Inc.                                                          87,600              61,539
       *   Rofin-Sinar Technologies, Inc.                                                     20,400             658,920
       *   Rogers Corp.                                                                       12,600             521,514
       *   RSA Security, Inc.                                                                 51,200             629,760
       *   Rudolph Technologies, Inc.                                                         21,300             307,146
       *   S1 Corp.                                                                           90,100             403,648
       *   Saba Software, Inc.                                                                13,100              53,186
       *   Safeguard Scientifics, Inc.                                                        80,700              79,893
       *   SafeNet, Inc.                                                                      20,950             658,249
       *   Sandisk Corp.                                                                      83,200           2,170,688
       *   Sapient Corp.                                                                      76,800             645,120
       *   SatCon Technology Corp.                                                            14,000              19,180
       *   SBE, Inc.                                                                             100                 217
       *   SBS Technologies, Inc.                                                             21,300             206,823
       *   ScanSoft, Inc.                                                                    116,888             474,565
       *   ScanSource, Inc.                                                                    9,200             451,628
       *   Scientific Learning Corp.                                                           4,300              25,671
       *   SCM Microsystems, Inc.                                                             21,528              63,938
       *   Seachange International, Inc.                                                      34,150             269,785
       *   Secure Computing Corp.                                                             25,256             283,372
       *   SeeBeyond Technology Corp.                                                         95,664             285,079
       *   Segue Software, Inc.                                                                4,000              20,000
       *   Selectica, Inc.                                                                    38,991             123,601
       *   Semitool, Inc.                                                                     33,400             292,918
       *   Semtech Corp.                                                                      47,777             871,452
       *   Serena Software, Inc.                                                              31,400             614,498
       *   Sigma Designs, Inc.                                                                21,400             169,060
       *   Silicon Image, Inc.                                                                29,700             348,678
       *   Silicon Laboratories, Inc.                                                         21,800             604,514
       *   Silicon Storage Technology, Inc.                                                   60,900             209,496
       *   SimpleTech, Inc.                                                                   68,026             238,091
       *   Sipex Corp.                                                                        30,700              50,655
       *   Sirenza Microdevices, Inc.                                                         49,402             159,074
       *   Skyworks Solutions, Inc.                                                          108,100             684,273
       *   SM&A                                                                               18,300             160,308
       *   Somera Communications, Inc.                                                         9,700              13,483
       *   Sonic Solutions, Inc.                                                              23,300             356,024
       *   SonicWALL, Inc.                                                                    85,255             526,876
       *   Sonus Networks, Inc.                                                               29,500             131,275
           SpectraLink Corp.                                                                  14,600             168,192
       *   Spectrum Control, Inc.                                                              5,700              40,356
       *   SPSS, Inc.                                                                         14,650             256,082
       *   SRA International, Inc.                                                            15,234             517,194
       *   SRS Labs, Inc.                                                                     22,600             126,766
           SS&C Technologies, Inc.                                                            17,700             529,230
       *   Staktek Holdings, Inc.                                                             51,936             142,305
       *   Standard Microsystems Corp.                                                        22,400             364,224
           StarTek, Inc.                                                                       1,100              15,345
     * #   STATS ChipPAC, Ltd.                                                                10,636              76,792
       *   SteelCloud, Inc.                                                                    2,200               5,148
       *   Stellent, Inc.                                                                     42,466             321,468
       *   Storage Technology Corp.                                                            2,400              77,472
       *   Stratasys, Inc.                                                                    10,500             339,780
       *   Stratex Networks, Inc.                                                             65,441             114,522

       *   Stratos International, Inc.                                                        19,009              81,929
       *   SumTotal Systems, Inc.                                                             27,584             115,577
       *   Sunair Electronics, Inc.                                                              300               2,763
           Sunrise Telecom, Inc.                                                              16,400              26,240
       *   Supertex, Inc.                                                                     21,512             374,094
       *   SupportSoft, Inc.                                                                  64,409             333,639
       *   Sybase, Inc.                                                                       61,300           1,250,520
       *   Sycamore Networks, Inc.                                                           207,500             701,350
       *   Sykes Enterprises, Inc.                                                            49,385             408,908
       *   Symmetricom, Inc.                                                                  57,675             650,574
       *   Synaptics, Inc.                                                                    17,900             344,217
       *   Synplicity, Inc.                                                                   34,660             211,426
           Syntel, Inc.                                                                       21,179             331,663
       *   Take-Two Interactive Software, Inc.                                                43,200           1,112,832
           TALX Corp.                                                                         16,164             451,299
       *   Taser International, Inc.                                                           3,500              39,690
           Technitrol, Inc.                                                                   33,700             442,481
       *   TechTeam Global, Inc.                                                              11,200             156,800
       *   Tekelec                                                                            35,400             481,794
           Tektronix, Inc.                                                                       883              20,018
       *   TeleCommunication Systems, Inc.                                                    47,400             121,818
     * #   Telkonet, Inc.                                                                     38,600             162,120
       *   Tellabs, Inc.                                                                          50                 411
       *   Telular Corp.                                                                      19,343              75,438
       *   Terayon Communication Systems, Inc.                                                79,000             250,430
       *   Tessco Technologies, Inc.                                                           1,200              15,288
       *   Therma-Wave, Inc.                                                                  22,859              35,660
       *   TheStreet.com, Inc.                                                                27,900              86,490
       *   THQ, Inc.                                                                          33,850             944,077
       *   Three-Five Systems, Inc.                                                            1,300                 871
       *   TIBCO Software, Inc.                                                              184,000           1,166,560
       *   Tier Technologies, Inc. Class B                                                    25,701             227,197
       *   TII Network Technologies, Inc.                                                      1,800               2,628
       *   Titan Corp.                                                                        44,710             983,620
       *   Tollgrade Communications, Inc.                                                     15,600             118,248
       *   Track Data Corp.                                                                      900               1,980
       *   Transact Technologies, Inc.                                                         2,550              25,067
       *   Transaction Systems Architects, Inc.                                               19,500             444,210
       *   Transcat, Inc.                                                                        300               1,389
       *   Trident Microsystems, Inc.                                                         27,750             587,745
       *   Trimble Navigation, Ltd.                                                           28,100           1,115,851
       *   Triquint Semiconductor, Inc.                                                      139,633             473,356
           Troy Group, Inc.                                                                    6,957              18,088
           TSR, Inc.                                                                           1,000               5,854
       *   TTM Technologies, Inc.                                                             54,140             429,872
       *   Tumbleweed Communications Corp.                                                    63,331             139,328
       *   Tut Systems, Inc.                                                                  33,100              99,962
       *   Tyler Technologies, Inc.                                                           59,100             384,741
       *   Ulticom, Inc.                                                                      48,864             449,549
       *   Ultimate Software Group, Inc.                                                      15,300             243,576
       *   Ultratech, Inc.                                                                    26,100             457,533
           United Online, Inc.                                                                55,341             716,113
       *   Universal Display Corp.                                                            32,928             309,523
       *   Unova, Inc.                                                                        55,900           1,150,422
       *   VA Software Corp.                                                                  17,028              28,777

       *   ValueClick, Inc.                                                                   77,258             828,206
       *   Varian Semiconductor Equipment Associates, Inc.                                    30,800           1,249,864
       *   Veeco Instruments, Inc.                                                            31,500             474,705
       *   VendingData Corp.                                                                   8,000              15,200
       *   Verilink Corp.                                                                     19,700              31,323
       *   Verint Systems, Inc.                                                               14,800             518,000
       *   Verity, Inc.                                                                       42,790             364,999
       *   Verso Technologies, Inc.                                                               48                  12
       *   Viasat, Inc.                                                                       36,400             738,556
       *   Vicon Industries, Inc.                                                              2,000               5,900
           Video Display Corp.                                                                 2,680              34,572
       *   Viewpoint Corp.                                                                    64,046              92,867
       *   Vignette Corp.                                                                     49,000              56,840
       *   Viisage Technology, Inc.                                                           55,321             236,774
       *   Virage Logic Corp.                                                                 23,000             253,920
       *   Vishay Intertechnology, Inc.                                                       53,393             688,775
       *   Visual Networks, Inc.                                                              17,700              22,833
       *   Vitesse Semiconductor, Inc.                                                       176,000             440,000
       *   Vitria Technology, Inc.                                                            39,020             124,864
       *   Vyyo, Inc.                                                                         23,591             145,792
       *   WatchGuard Technologies, Inc.                                                      34,728             126,063
       *   WebEx Communications, Inc.                                                         23,600             633,896
       *   WebMethods, Inc.                                                                   59,591             299,743
       *   Websense, Inc.                                                                     13,400             719,714
       *   WebSideStory, Inc.                                                                  6,300              72,135
       *   Westell Technologies, Inc.                                                         51,800             310,282
       *   Western Digital Corp.                                                              54,700             821,047
       *   White Electronics Designs Corp.                                                    35,681             178,048
       *   Wind River Systems, Inc.                                                           72,187           1,183,145
           Wireless Telecom Group, Inc.                                                        8,300              20,999
       *   Witness Systems, Inc.                                                              28,400             493,592
       *   WJ Communications, Inc.                                                            71,180             143,072
           Woodhead Industries, Inc.                                                           5,400              69,282
           X-Rite, Inc.                                                                       18,500             204,610
       *   Zhone Technologies, Inc.                                                          107,054             290,116
     * #   Zix Corp.                                                                          26,173              86,109
       *   Zomax, Inc.                                                                        46,703             128,433
       *   Zoran Corp.                                                                        53,633             661,831
       *   Zygo Corp.                                                                         27,680             267,942
                                                                                                       -----------------
Total Information Technology
(Cost $165,203,794)                                                                                          210,239,954
                                                                                                       -----------------

Consumer Discretionary -- (19.3%)
       *   1-800 CONTACTS, Inc.                                                               14,667             286,593
       *   1-800-FLOWERS.COM, Inc.                                                            33,700             249,717
       *   4Kids Entertainment, Inc.                                                          17,800             338,200
       *   99 Cents Only Stores                                                               56,666             686,792
       *   A.C. Moore Arts & Crafts, Inc.                                                     23,800             708,288
           Aaron Rents, Inc.                                                                  21,900             495,159
           Aaron Rents, Inc. Class A                                                           4,275              86,440
       *   Acme Communications, Inc.                                                          23,400              92,664
           Acme United Corp.                                                                   1,100              18,722
           Action Performance Companies, Inc.                                                 13,100             121,961
       *   Advanced Marketing Services, Inc.                                                  13,580              55,338
           Advo, Inc.                                                                         11,750             364,837

       *   Aeropostale, Inc.                                                                  17,450             475,512
       *   AFC Enterprises, Inc.                                                               7,600             193,800
       *   Aftermarket Technology Corp.                                                       28,292             433,999
       *   Alderwoods Group, Inc.                                                              5,600              77,560
       *   Alliance Gaming Corp.                                                              56,800             737,832
       *   Alloy, Inc.                                                                        39,013             200,527
           Ambassadors Group, Inc.                                                             5,200             187,980
           American Axle & Manufacturing Holdings, Inc.                                       13,100             271,170
           American Eagle Outfitters, Inc.                                                    60,600           1,714,980
           American Greetings Corp. Class A                                                   41,900           1,088,562
       *   America's Car-Mart, Inc.                                                           14,400             308,160
           Ameristar Casinos, Inc.                                                            10,300             528,802
       *   AMS Health Sciences, Inc.                                                           4,100               7,339
           Andersons, Inc.                                                                       900              29,520
       *   AnnTaylor Stores Corp.                                                             55,475           1,429,036
           Applebees International, Inc.                                                      42,525           1,159,657
       *   Applica, Inc.                                                                      31,000              88,660
       *   Arbitron, Inc.                                                                        300              12,102
           Arctic Cat, Inc.                                                                   10,200             220,320
       *   Argosy Gaming Corp.                                                                20,500             950,585
           Ark Restaurants Corp.                                                                 700              19,012
       *   Arlington Hospitality, Inc.                                                         1,000               1,250
           ArvinMeritor, Inc.                                                                  7,700             110,880
       *   Asbury Automotive Group, Inc.                                                      61,700             906,990
       *   Ashworth, Inc.                                                                     21,300             204,480
       *   Audiovox Corp. Class A                                                             25,366             371,105
     * #   Avatar Holdings, Inc.                                                               2,300             110,170
       *   Aztar Corp.                                                                        30,500             974,170
       *   Ballantyne of Omaha, Inc.                                                           2,800              12,180
       *   Bally Total Fitness Holding Corp.                                                  47,600             144,704
           Bandag, Inc.                                                                        4,400             203,632
       *   Barry (R.G.) Corp.                                                                  8,800              39,600
           Bassett Furniture Industries, Inc.                                                  6,300             123,039
       *   Beasley Broadcast Group, Inc.                                                       6,800             109,344
           Beazer Homes USA, Inc.                                                             29,165           1,559,161
       #   Bebe Stores, Inc.                                                                  45,925           1,768,572
       *   Benihana, Inc.                                                                      1,500              21,900
       *   Benihana, Inc. Class A                                                                225               3,328
       *   Big Dog Holdings, Inc.                                                              2,600              17,602
       *   Big Lots, Inc.                                                                     92,300           1,168,518
       *   BJ's Restaurants, Inc.                                                             18,000             331,200
           Blair Corp.                                                                         6,200             242,110
           Blockbuster, Inc. Class A                                                          81,300             742,269
           Blockbuster, Inc. Class B                                                          32,400             277,020
       *   Blount International, Inc.                                                         28,500             503,310
       *   Bluegreen Corp.                                                                    37,200             627,192
           Blyth, Inc.                                                                        21,600             612,144
           Bob Evans Farms, Inc.                                                              21,100             493,740
       *   Bombay Co., Inc.                                                                   57,500             306,475
           Bon-Ton Stores, Inc.                                                               11,300             204,191
           Books-A-Million, Inc.                                                              18,300             154,086
           BorgWarner, Inc.                                                                   12,500             668,250
           Boston Acoustics, Inc.                                                                600               8,916
           Boyd Gaming Corp.                                                                  29,100           1,538,226
       *   Boyds Collection, Ltd.                                                             83,683             183,266

       *   Bright Horizons Family Solutions, Inc.                                              4,000             148,040
       *   Brillian Corp.                                                                        271                 846
       *   Brookstone, Inc.                                                                   25,000             503,500
           Brown Shoe Company, Inc.                                                           13,400             470,340
       *   Buca, Inc.                                                                         26,127             133,248
           Buckle, Inc.                                                                       22,200             876,012
           Building Materials Holding Corp.                                                   11,500             713,345
           Burlington Coat Factory Warehouse Corp.                                            26,825             889,249
       *   Cache, Inc.                                                                        23,300             304,764
           Cadmus Communications Corp.                                                         2,700              42,930
       *   California Coastal Communities, Inc.                                                4,200             124,278
       *   California Pizza Kitchen, Inc.                                                     23,200             556,800
           Callaway Golf Co.                                                                  26,000             303,940
       *   Candie's, Inc.                                                                     29,291             155,535
       *   Capital Pacific Holdings, Inc.                                                      6,700              27,604
       *   Career Education Corp.                                                             30,470           1,056,395
       *   CarMax, Inc.                                                                       12,800             326,784
           Carmike Cinemas, Inc.                                                              10,900             356,539
       *   Carriage Services, Inc.                                                            27,200             159,936
       *   Carter's, Inc.                                                                        100               4,665
       *   Casual Male Retail Group, Inc.                                                     47,200             332,760
           Catalina Marketing Corp.                                                           23,300             559,200
           Cato Corp. Class A                                                                 13,500             389,610
       *   Cavalier Homes, Inc.                                                               24,400              89,060
       *   Cavco Industries, Inc.                                                              7,400             199,134
           CBRL Group, Inc.                                                                   22,100             899,912
       *   CEC Entertainment, Inc.                                                            23,700             961,035
       *   Champion Enterprises, Inc.                                                         37,900             368,767
       *   Championship Auto Racing Teams, Inc.                                                3,600                 594
       *   Champps Entertainment, Inc.                                                        19,149             154,149
       *   Charles and Colvard, Ltd.                                                          18,400             372,048
       *   Charlotte Russe Holding, Inc.                                                      28,400             339,380
       *   Charming Shoppes, Inc.                                                             99,700             900,291
       *   Checkers Drive-In Restaurants, Inc.                                                18,000             259,020
       *   Cheesecake Factory, Inc.                                                           16,875             595,856
           Cherokee, Inc.                                                                      3,100             109,492
       *   Chicos FAS, Inc.                                                                   81,500           2,788,115
           Choice Hotels International, Inc.                                                  25,700           1,685,920
           Christopher & Banks Corp.                                                          22,534             412,372
       *   Chromcraft Revington, Inc.                                                          4,000              48,000
           Churchill Downs, Inc.                                                               6,500             279,890
       *   Citadel Broadcasting Co.                                                           23,400             277,758
           CKE Restaurants, Inc.                                                              47,126             777,579
           Claire's Stores, Inc.                                                              35,500             837,090
           Coachmen Industries, Inc.                                                           9,800             120,050
       *   Coastcast Corp.                                                                     2,000               4,650
       *   Cobra Electronics Corp.                                                             3,100              22,010
       *   Coldwater Creek, Inc.                                                              30,880             693,874
           Collegiate Pacific, Inc.                                                            6,000              52,920
     * #   Collins & Aikman Corp.                                                             69,157               7,849
       *   Columbia Sportswear Co.                                                            11,350             512,112
       *   Concord Camera Corp.                                                                4,689               6,096
       *   Conn's, Inc.                                                                        5,500             104,995
           Cooper Tire & Rubber Co.                                                           29,300             557,872
       *   Corinthian Colleges, Inc.                                                          51,600             797,736

       *   Cost Plus, Inc.                                                                    27,150             631,509
           Courier Corp.                                                                      16,200             567,648
       *   Cox Radio, Inc.                                                                    33,300             541,791
           Craftmade International, Inc.                                                       3,900              65,087
       *   Crown Media Holdings, Inc.                                                         32,955             309,447
       *   CSK Auto Corp.                                                                     39,400             667,042
           CSS Industries, Inc.                                                                6,900             212,520
       *   Culp, Inc.                                                                         17,400              75,690
       *   Cumulus Media, Inc. Class A                                                        46,100             575,789
           Cutter & Buck, Inc.                                                                13,100             172,003
       *   Cycle Country Accessories Corp.                                                     7,200              24,048
       *   Dave & Busters, Inc.                                                                7,700             138,292
           Deb Shops, Inc.                                                                     5,200             157,092
       *   Deckers Outdoor Corp.                                                               4,300             104,146
           Delta Apparel, Inc.                                                                   940              27,608
       *   Delta Woodside Industries, Inc.                                                        75                  49
       *   Department 56, Inc.                                                                20,900             233,244
       *   DeVry, Inc.                                                                        49,400           1,015,170
       *   Diedrich Coffee, Inc.                                                               1,500               6,271
       *   Digital Generation Systems, Inc.                                                   24,300              26,487
           Dillards, Inc. Class A                                                             22,000             526,240
       *   Dixie Group, Inc.                                                                  17,750             263,055
       *   Dominion Homes, Inc.                                                               10,000             155,300
           Dover Downs Gaming & Entertainment, Inc.                                            4,900              57,967
           Dover Motorsports, Inc.                                                            10,000              57,600
       *   Drew Industries, Inc.                                                              11,000             451,000
       *   drugstore.com, Inc.                                                               117,555             404,389
       *   Duckwall-ALCO Stores, Inc.                                                          1,500              29,625
       *   Dura Automotive Systems, Inc.                                                      29,779             127,156
     * #   E Com Ventures, Inc.                                                                  125               1,781
       *   eCost.com, Inc.                                                                    20,762              65,649
       *   Education Management Corp.                                                         23,300             756,085
       *   Electronics Boutique Holdings Corp.                                                17,200           1,020,132
       *   ELXSI Corp.                                                                         1,000               3,300
       *   EMAK Worldwide, Inc.                                                                2,800              30,800
       *   Emerson Radio Corp.                                                                39,600             102,168
     * #   Emmis Communications Corp. Class A                                                 43,800             777,888
       *   Enesco Group, Inc.                                                                 21,000              80,850
       *   Entercom Communications Corp.                                                      14,500             481,400
       *   Entravision Communications Corp.                                                   57,000             423,510
           Escalade, Inc.                                                                      2,400              34,728
           Ethan Allen Interiors, Inc.                                                        19,400             605,280
       *   Fab Industries, Inc.                                                                1,000               3,000
       *   Fairchild Corp. Class A                                                            33,200              76,360
       *   Famous Dave's of America, Inc.                                                     17,300             187,705
           Fedders Corp.                                                                          65                 144
           Finish Line, Inc. Class A                                                          33,400             665,328
       *   Finlay Enterprises, Inc.                                                            9,700             125,906
     * #   Fleetwood Enterprises, Inc.                                                        66,800             639,276
           Flexsteel Industries, Inc.                                                          1,200              16,812
       *   Foamex International, Inc.                                                          3,612               5,526
     * #   Footstar, Inc.                                                                     12,300              51,967
       *   Fossil, Inc.                                                                       36,225             773,404
       *   Fox & Hound Restaurant Group                                                       15,255             187,636
       *   Franklin Covey Co.                                                                  1,900              11,780

       *   Franklin Electronic Publishers, Inc.                                                1,300               4,875
           Fred's, Inc.                                                                       32,787             486,231
       *   Friedmans, Inc. Class A                                                             5,800               5,684
       *   Friendly Ice Cream Corp.                                                            2,000              21,200
           Frisch's Restaurants, Inc.                                                          1,100              27,060
           Furniture Brands International, Inc.                                               21,900             440,409
       *   Gaiam, Inc.                                                                         6,300              37,550
     * #   GameStop Corp.                                                                     17,100             498,636
           GameTech International, Inc.                                                        5,100              14,178
       *   Gander Mountain Co.                                                                   400               4,956
       *   Gaylord Entertainment Co.                                                          33,250           1,397,497
       *   Genesco, Inc.                                                                      25,900             887,075
           Gentek, Inc.                                                                       13,600             148,376
       *   Getty Images, Inc.                                                                 19,200           1,436,928
       *   G-III Apparel Group, Ltd.                                                           1,700              12,240
       *   Goodyear Tire & Rubber Co.                                                        125,200           1,801,628
           Goody's Family Clothing, Inc.                                                      31,708             225,127
           Gray Television, Inc.                                                              19,280             226,540
           Gray Television, Inc. Class A                                                         200               2,212
       *   Group 1 Automotive, Inc.                                                           29,300             782,603
       *   GSI Commerce, Inc.                                                                 33,790             501,444
           Gtech Holdings, Inc.                                                               67,600           1,909,024
       *   Guess, Inc.                                                                        46,200             778,008
       *   Guitar Center, Inc.                                                                14,100             803,559
       *   Gymboree Corp.                                                                     41,200             545,488
           Haggar Corp.                                                                        2,000              36,920
       *   Ha-Lo Industries, Inc.                                                             16,600                  12
       *   Hammons (John Q.) Hotels, Inc. Class A                                              1,600              36,976
       *   Hampshire Group, Ltd.                                                               1,000              39,760
           Hancock Fabrics, Inc.                                                              11,100              65,379
           Handleman Co.                                                                      27,170             493,135
       *   Harris Interactive, Inc.                                                           70,260             346,382
       *   Hartmarx Corp.                                                                     43,800             415,224
       *   Hastings Entertainment, Inc.                                                       11,800              70,446
       *   Hayes Lemmerz International, Inc.                                                  36,000             234,000
       *   Hibbett Sporting Goods, Inc.                                                       21,012             737,941
           Hollinger International, Inc. Class A                                              25,400             234,950
       *   Hollywood Media Corp.                                                              44,413             206,076
       *   Hot Topic, Inc.                                                                    24,725             530,846
       *   Hovnanian Enterprises, Inc. Class A                                                15,900             987,390
           IHOP Corp.                                                                         11,300             537,993
       *   Image Entertainment, Inc.                                                          28,800             115,488
       *   IMPCO Technologies, Inc.                                                           34,500             114,540
       *   Infosonics Corp.                                                                    1,800               5,382
       *   Insight Communications Co., Inc.                                                   53,921             609,307
       *   Insight Enterprises, Inc.                                                          41,500             812,570
       *   Insignia Systems, Inc.                                                             11,000               9,900
       *   Interactive Data Corp.                                                             45,600             981,768
       *   Interface, Inc. Class A                                                            61,550             470,857
       *   Interstate Hotels & Resorts, Inc.                                                  31,700             145,820
       *   INVESTools, Inc.                                                                   46,400             169,360
       *   Isle of Capri Casinos, Inc.                                                        29,300             728,984
       *   ITT Educational Services, Inc.                                                     20,800             944,112
       *   J. Alexander's Corp.                                                                5,100              37,893
       *   J. Jill Group, Inc.                                                                26,250             334,687

       *   Jack in the Box, Inc.                                                              30,200           1,252,696
       *   Jakks Pacific, Inc.                                                                34,800             719,316
       *   Jarden Corp.                                                                       15,300             778,464
       *   Jo-Ann Stores, Inc.                                                                25,800             690,150
       *   Johnson Outdoors, Inc.                                                              2,900              50,779
       *   Jos. A. Bank Clothiers, Inc.                                                       12,187             480,412
       *   Journal Register Co.                                                               27,600             458,436
       *   K2, Inc.                                                                           52,747             664,085
           KB Home                                                                            21,200           1,431,848
           Kellwood Co.                                                                       12,213             307,279
           Kenneth Cole Productions, Inc. Class A                                              8,850             266,385
       *   Keystone Automotive Industries, Inc.                                               21,271             419,890
           Kimball International, Inc. Class B                                                17,500             215,250
       *   Kirkland's, Inc.                                                                   13,600             120,904
           Koss Corp.                                                                          1,000              17,040
     * #   Krispy Kreme Doughnuts, Inc.                                                       33,650             272,228
           K-Swiss, Inc. Class A                                                              18,000             577,800
       *   La Quinta Corp.                                                                   146,500           1,270,155
       *   LaCrosse Footwear, Inc.                                                             2,500              24,750
       *   Lakeland Industries, Inc.                                                             798              10,398
       *   Lakes Entertainment, Inc.                                                          27,900             346,797
       *   Lamar Advertising Co.                                                                 183               7,653
           Landry's Restaurants, Inc.                                                         15,050             451,048
       *   Laureate Education, Inc.                                                           25,500           1,190,850
       *   Lazare Kaplan International, Inc.                                                     200               1,724
           La-Z-Boy, Inc.                                                                     21,116             281,899
       *   Learning Care Group, Inc.                                                           1,500               5,550
       *   Leather Factory, Inc.                                                               4,500              19,395
           Levitt Corp. Class A                                                               18,337             528,106
           Libbey, Inc.                                                                        6,800             129,540
           Liberty Corp.                                                                       6,900             249,159
           Liberty Homes, Inc. Class B                                                           100                 475
           Lifetime Hoan Corp.                                                                 7,000             119,420
       *   Lin TV Corp.                                                                       23,600             343,380
       *   Linens 'n Things, Inc.                                                             38,900             947,993
           Lithia Motors, Inc. Class A                                                        11,800             313,880
       *   Lodgenet Entertainment Corp.                                                       13,300             225,568
           Lone Star Steakhouse & Saloon, Inc.                                                15,100             456,171
       *   Luby's, Inc.                                                                       33,900             279,336
           M/I Homes, Inc.                                                                    10,300             519,944
       *   Madden (Steven,) Ltd.                                                              19,300             342,768
       *   Magna Entertainment Corp.                                                           7,900              42,028
       *   Main Street Restaurant Group, Inc.                                                 17,600              60,896
     * #   Manning (Greg) Auctions, Inc.                                                      24,300             231,579
           Marine Products Corp.                                                              10,035             151,528
       *   MarineMax, Inc.                                                                    22,700             624,704
     * #   Martha Stewart Living Omnimedia, Inc.                                              19,000             492,100
       *   Marvel Enterprises, Inc.                                                           39,600             842,292
       *   Max & Erma's Restaurants, Inc.                                                        300               4,428
       #   Maytag Corp.                                                                        1,800              26,262
           McRae Industries, Inc. Class A                                                      1,300              15,236
           MDC Holdings, Inc.                                                                 20,493           1,479,800
       *   Meade Instruments Corp.                                                            30,300              83,628
           Media General, Inc. Class A                                                        10,500             641,550
       *   Mediacom Communications Corp.                                                      68,900             418,912

       *   Meritage Homes Corp.                                                               17,600           1,279,872
       #   Meritage Hospitality Group, Inc.                                                    1,000               5,180
       *   Mestek, Inc.                                                                        3,700              95,201
       *   Mexican Restaurants, Inc.                                                             500               4,920
       *   Michael Anthony Jewelers, Inc.                                                          1               2,930
           Michaels Stores, Inc.                                                              41,100           1,730,721
       *   Midas, Inc.                                                                        17,600             413,600
       *   Mikohn Gaming Corp.                                                                19,200             242,112
       *   Mity Enterprises, Inc.                                                              2,400              35,280
           Modine Manufacturing Co.                                                           15,800             480,320
           Monaco Coach Corp.                                                                 27,750             455,377
       *   Monarch Casino & Resort, Inc.                                                       5,000             100,500
       *   Monro Muffler Brake, Inc.                                                           5,250             141,067
       *   Mossimo, Inc.                                                                       2,300               9,775
       *   Mothers Work, Inc.                                                                  4,800              65,424
       *   Motorcar Parts of America, Inc.                                                       200               2,105
           Movado Group, Inc.                                                                 14,000             236,040
           Movie Gallery, Inc.                                                                26,100             834,156
       *   MTR Gaming Group, Inc.                                                             35,000             359,100
     * #   Multimedia Games, Inc.                                                             34,033             363,132
       *   Nathan's Famous, Inc.                                                               3,100              25,696
           National Presto Industries, Inc.                                                    2,200              94,270
       *   National RV Holdings, Inc.                                                         15,500             137,485
           Nautilus Group, Inc.                                                               22,350             598,309
     * #   Navarre Corp.                                                                      39,800             358,200
       *   Navigant International, Inc.                                                       22,420             283,837
           Nelson (Thomas), Inc.                                                              10,500             244,125
     * #   Netflix, Inc.                                                                      45,100             644,479
       *   Nevada Gold & Casinos, Inc.                                                        14,300             157,157
       *   Nobel Learning Communities, Inc.                                                    3,200              28,000
           Nobility Homes, Inc.                                                                1,900              47,671
           Noble International, Ltd.                                                           5,400             111,510
       *   NTN Communications, Inc.                                                           50,500             110,090
       *   Nutri/System, Inc.                                                                 28,000             343,280
           Oakley, Inc.                                                                       73,900           1,086,330
       *   O'Charleys, Inc.                                                                   25,500             473,535
     * #   Oneida, Ltd.                                                                       11,800              27,730
       *   Opinion Research Corp.                                                              4,800              33,792
       *   O'Reilly Automotive, Inc.                                                           9,200             511,060
           Orleans Homebuilders, Inc.                                                         24,800             555,520
           OshKosh B'Gosh, Inc. Class A                                                        5,910             152,951
     * #   Overstock.com, Inc.                                                                11,000             421,190
           Oxford Industries, Inc.                                                            13,200             472,032
       *   P & F Industries, Inc. Class A                                                      1,200              19,500
       *   P.F. Chang's China Bistro, Inc.                                                    10,400             616,408
       *   Pacific Sunwear of California, Inc.                                                40,725             855,225
       *   Palm Harbor Homes, Inc.                                                            28,731             538,132
       *   Panera Bread Co.                                                                   10,600             669,920
       *   Pantry, Inc.                                                                       22,300             862,787
       *   Papa John's International, Inc.                                                    14,600             569,400
       *   Party City Corp.                                                                   28,400             379,708
       *   Payless ShoeSource, Inc.                                                           59,300             998,019
       *   PC Mall, Inc.                                                                      17,200              85,125
     * #   Pegasus Communications Corp.                                                       12,000              75,300
       *   Penn National Gaming, Inc.                                                         39,600           1,289,772

           Pep Boys - Manny, Moe & Jack                                                       55,600             742,816
       *   Perry Ellis International, Inc.                                                    15,100             302,000
       *   PetMed Express, Inc.                                                               23,964             169,186
           PETsMART, Inc.                                                                     33,900           1,077,003
           Phillips-Van Heusen Corp.                                                          17,400             539,226
           Pier 1 Imports, Inc.                                                               47,600             799,204
       *   Pinnacle Entertainment, Inc.                                                       46,800             815,724
       *   Playboy Enterprises, Inc. Class A                                                   2,400              27,528
       *   Playboy Enterprises, Inc. Class B                                                  34,600             438,382
           Polaris Industries, Inc.                                                           10,600             556,182
       *   Pomeroy IT Solutions, Inc.                                                         18,400             231,656
       #   Pre-Paid Legal Services, Inc.                                                      10,100             380,467
     * #   Priceline.com, Inc.                                                                20,684             495,382
       *   PRIMEDIA, Inc.                                                                     85,374             311,615
       *   Princeton Review, Inc.                                                             13,188              72,138
       *   ProQuest Co.                                                                       15,600             500,760
       *   Provide Commerce                                                                   11,100             256,521
           Pulitzer, Inc.                                                                      3,900             249,444
       *   QEP Co., Inc.                                                                         200               2,076
           Quaker Fabric Corp.                                                                16,041              55,823
       *   Quantum Fuel Systems Technologies Worldwide, Inc.                                  58,600             249,050
       *   Quiksilver, Inc.                                                                   69,000           1,098,480
       *   R&B, Inc.                                                                           7,400              99,530
       *   R.H. Donnelley Corp.                                                               11,100             682,428
       *   Radio One, Inc.                                                                    16,100             203,182
       *   Radio One, Inc.                                                                     2,150              27,090
       *   Rare Hospitality International, Inc.                                               27,750             861,082
           Raytech Corp.                                                                      22,260              34,503
       *   RC2 Corp.                                                                          24,100             868,564
           Reader's Digest Association, Inc.                                                  24,500             415,030
       *   Reading International, Inc. Class A                                                   560               3,730
       *   Reading International, Inc. Class B                                                 1,140               7,410
       *   Red Robin Gourmet Burgers, Inc.                                                       900              49,392
       *   RedEnvelope, Inc.                                                                   1,900              18,905
       #   Reebok International, Ltd.                                                         25,000           1,017,750
       *   Regent Communications, Inc.                                                        64,357             386,142
           Regis Corp.                                                                        25,600             967,168
       *   Rent-A-Center, Inc.                                                                20,250             479,115
       *   Rentrak Corp.                                                                      13,600             136,680
       *   Rent-Way, Inc.                                                                     42,100             390,267
       *   Reptron Electronics, Inc.                                                              58                  81
       *   Restoration Hardware, Inc.                                                         53,000             375,240
       *   Retail Ventures, Inc.                                                              52,000             586,040
       *   Rex Stores Corp.                                                                   16,425             229,950
       *   Riviera Holdings Corp.                                                              3,300              66,825
       *   Rockford Corp.                                                                      3,040               7,934
       *   Rocky Shoes & Boots, Inc.                                                           1,500              44,385
       *   Rubio's Restaurants, Inc.                                                          13,048             119,389
           Ruby Tuesday, Inc.                                                                 34,900             882,621
           Russ Berrie & Co., Inc.                                                            17,000             221,170
           Russell Corp.                                                                      24,400             456,280
       *   Ryan's Restaurant Group, Inc.                                                      50,950             711,262
           Ryland Group, Inc.                                                                 32,456           2,223,236
       *   S&K Famous Brands, Inc.                                                               900              14,400
       *   Safety Components International, Inc.                                                  14                 195

       *   Saga Communications, Inc. Class A                                                  24,675             340,515
           Saks, Inc.                                                                         36,600             627,324
       *   Salem Communications Corp.                                                         24,800             450,616
     * #   Salton, Inc.                                                                          800                 832
           Saucony, Inc. Class A                                                                 300               5,970
           Saucony, Inc. Class B                                                               1,500              29,400
           Sauer-Danfoss, Inc.                                                                16,000             314,400
       *   Schieb (Earl), Inc.                                                                   100                 337
       *   Scholastic Corp.                                                                   32,079           1,203,604
       *   Scientific Games Corp.                                                             41,800             996,094
           SCP Pool Corp.                                                                     30,837           1,104,581
       *   Select Comfort Corp.                                                               13,500             328,050
           Service Corp. International                                                       205,700           1,559,206
       *   Sharper Image Corp.                                                                18,050             239,884
       *   Shiloh Industries, Inc.                                                            23,498             265,762
       *   Shoe Carnival, Inc.                                                                18,934             347,060
       *   Shoe Pavilion, Inc.                                                                   600               2,844
       *   ShopKo Stores, Inc.                                                                35,700             846,447
     * #   Shuffle Master, Inc.                                                               19,575             536,355
           Sinclair Broadcast Group, Inc. Class A                                             16,000             140,960
       *   Six Flags, Inc.                                                                   110,300             486,423
       *   Skechers U.S.A., Inc. Class A                                                      30,068             380,962
           Skyline Corp.                                                                       3,800             148,580
       *   Smith & Wesson Holding Corp.                                                       33,200             126,160
       *   Smith & Wollensky Restaurant Group, Inc.                                            7,100              44,659
           Sonesta International Hotels Corp. Class A                                            800              25,600
           Sonic Automotive, Inc.                                                             18,100             385,892
       *   Sonic Corp.                                                                        29,362             998,308
       *   Sotheby's Holdings, Inc. Class A                                                   17,700             248,331
       *   Source Interlink Companies, Inc.                                                   31,124             303,459
       *   Southern Energy Homes, Inc.                                                         5,200              30,420
       *   Spanish Broadcasting System, Inc.                                                  42,512             367,729
       *   SPAR Group, Inc.                                                                    2,372               5,076
           Spartan Motors, Inc.                                                               11,000             118,140
           Speedway Motorsports, Inc.                                                         24,200             830,060
       *   Sport Chalet, Inc.                                                                  2,300              33,580
       *   Sport-Haley, Inc.                                                                     600               2,106
       *   Sportsman's Guide, Inc.                                                             9,075             154,266
       *   Stage Stores, Inc.                                                                 14,506             566,459
       *   Stamps.com, Inc.                                                                   24,625             550,615
           Standard Motor Products, Inc.                                                       9,500             107,065
           Standard Pacific Corp.                                                             14,900           1,193,788
           Stanley Furniture, Inc.                                                             3,900             164,775
           Station Casinos, Inc.                                                              26,350           1,715,385
       *   Steak n Shake Co.                                                                  33,882             697,630
       *   Stein Mart, Inc.                                                                   39,318             945,991
       *   Steinway Musical Instruments, Inc.                                                 11,900             337,008
           Stewart Enterprises, Inc.                                                         112,300             664,816
       *   Stoneridge, Inc.                                                                   27,000             211,140
       *   Strattec Security Corp.                                                             3,400             172,142
           Strayer Education, Inc.                                                             7,700             669,900
           Stride Rite Corp.                                                                  32,400             385,236
           Sturm Ruger & Co., Inc.                                                            15,700             127,798
       *   Sunterra Corp.                                                                      1,200              18,720
       #   Superior Industries International, Inc.                                            16,600             375,990

           Superior Uniform Group, Inc.                                                          700               9,695
           Syms Corp.                                                                         16,800             219,744
       *   Systemax, Inc.                                                                     44,400             282,828
       *   Tag-It Pacific, Inc.                                                               27,700              64,818
           Talbots, Inc.                                                                      27,400             812,410
           Tandy Brand Accessories, Inc.                                                       2,500              32,850
       *   Tarrant Apparel Group                                                              11,900              32,368
       *   TBC Corp.                                                                          26,800             684,204
           Technical Olympic USA, Inc.                                                        34,541             756,448
       *   Tenneco Automotive, Inc.                                                           58,500             877,500
       *   The Children's Place Retail Stores, Inc.                                           26,800           1,251,828
       *   The Dress Barn, Inc.                                                               39,800             720,380
           The Marcus Corp.                                                                   15,500             341,465
       *   The Mens Warehouse, Inc.                                                           24,601           1,263,753
           The Neiman Marcus Group, Inc.                                                       6,400             617,920
       *   The Sports Authority, Inc.                                                         26,539             849,248
           Thor Industries, Inc.                                                              32,800             995,808
       *   Timberland Co. Class A                                                              4,200             154,812
     * #   TiVo, Inc.                                                                         41,200             277,688
       *   Too, Inc.                                                                          34,400             683,872
       *   Tower Automotive, Inc.                                                              5,100                 541
       *   Tractor Supply Co.                                                                 23,600           1,048,312
           Traffix, Inc.                                                                       8,500              40,800
       *   Trans World Entertainment Corp.                                                    43,800             569,400
       *   Transpro, Inc.                                                                      8,200              55,678
           Triarc Companies, Inc. Class A                                                     15,700             245,705
           Triarc Companies, Inc. Class B                                                     25,000             360,000
       *   Tuesday Morning Corp.                                                              12,500             379,875
           Tupperware Corp.                                                                   16,000             361,600
       *   Tweeter Home Entertainment Group, Inc.                                             36,400             128,856
       *   Unifi, Inc.                                                                        81,600             261,936
           Unifirst Corp.                                                                      7,500             274,500
           United Auto Group, Inc.                                                            32,710           1,007,468
       *   United Retail Group, Inc.                                                          14,628             101,518
       *   Universal Electronics, Inc.                                                        20,200             336,936
       *   Universal Technical Institute, Inc.                                                   600              18,330
       *   Urban Outfitters, Inc.                                                             31,500           1,680,210
       *   Vail Resorts, Inc.                                                                 31,250             859,375
       *   Valassis Communications, Inc.                                                      16,300             565,447
       *   ValueVision Media, Inc. Class A                                                    47,702             458,893
       *   Varsity Group, Inc.                                                                16,862             101,509
       *   Vertrue, Inc.                                                                       7,600             287,280
           Visteon Corp.                                                                      49,600             378,448
       *   Warnaco Group, Inc.                                                                40,338             860,813
       *   WCI Communities, Inc.                                                              38,700           1,157,130
       *   Wells-Gardner Electronics Corp.                                                    13,147              44,700
       *   West Marine, Inc.                                                                  25,924             430,079
       *   Westcoast Hospitality Corp.                                                         2,200              15,158
     * #   Wet Seal, Inc. Class A                                                             51,200             218,112
       *   Whitehall Jewelers, Inc.                                                           18,800             136,300
       *   Wickes, Inc.                                                                        1,800                   5
           Wiley (John) & Sons, Inc. Class A                                                     700              27,125
       *   William Lyon Homes, Inc.                                                           10,900             981,000
       *   Wilsons The Leather Experts, Inc.                                                  57,250             336,057
           Winnebago Industries, Inc.                                                         20,600             673,414

     * #   WMS Industries, Inc.                                                               24,900             791,073
           Wolverine World Wide, Inc.                                                         31,200             716,976
           World Wrestling Federation Entertainment, Inc.                                     11,600             125,744
       *   Worldwide Restaurant Concepts, Inc.                                                38,700             248,067
           Yankee Candle Co., Inc.                                                            17,700             558,435
       *   Young Broadcasting, Inc. Class A                                                   16,770              96,595
       *   Zapata Corp.                                                                        4,800              31,056
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $117,619,046)                                                                                          205,689,503
                                                                                                       -----------------

Industrials -- (14.3%)
       *   3-D Systems Corp.                                                                  13,900             294,680
       *   AAON, Inc.                                                                          6,600             118,140
       *   AAR Corp.                                                                          44,800             718,592
           ABM Industries, Inc.                                                               27,400             522,518
       *   ABX Air, Inc.                                                                      24,000             180,480
           Aceto Corp.                                                                        12,531              91,100
       *   Active Power, Inc.                                                                 69,530             186,340
       *   Actuant Corp.                                                                       9,520             428,400
           Acuity Brands, Inc.                                                                 9,400             230,770
           Administaff, Inc.                                                                  30,000             640,800
       *   Aerosonic Corp.                                                                       300               1,551
       *   AGCO Corp.                                                                         58,869           1,080,835
       *   AirNet Systems, Inc.                                                               15,100              75,349
       *   Airtran Holdings, Inc.                                                             70,900             691,984
     * #   Akorn, Inc.                                                                        28,100              82,614
           Alamo Group, Inc.                                                                   6,000             122,400
       *   Alaska Air Group, Inc.                                                             28,800             850,176
           Albany International Corp. Class A                                                 26,264             821,275
           Alexander & Baldwin, Inc.                                                          11,400             506,730
       *   Alliant Techsystems, Inc.                                                           8,100             580,770
       *   Allied Defense Group, Inc.                                                          6,400             152,576
       *   Allied Holdings, Inc.                                                                 300                 330
           Ambassadors International, Inc.                                                    11,000             141,020
       *   Amerco, Inc.                                                                       24,978           1,328,330
     * #   America West Holdings Corp. Class B                                                47,441             265,670
           American Ecology Corp.                                                              2,700              34,182
       *   American Locker Group, Inc.                                                           500               2,305
       *   American Science & Engineering, Inc.                                                8,700             331,557
       *   American Superconductor Corp.                                                      35,559             314,697
           American Woodmark Corp.                                                            14,600             490,706
           Ameron International Corp.                                                          6,500             214,500
           Ametek, Inc.                                                                       23,600             902,228
           Ampco-Pittsburgh Corp.                                                                900              10,377
     * #   AMR Corp.                                                                          44,200             570,180
           Amrep Corp.                                                                         1,900              41,249
           Angelica Corp.                                                                      2,700              71,469
       *   APAC Customer Services, Inc.                                                       27,644              26,538
           Apogee Enterprises, Inc.                                                           24,471             342,349
           Applied Industrial Technologies, Inc.                                              17,850             543,354
           Applied Signal Technologies, Inc.                                                   9,500             166,250
       *   ARGON ST, Inc.                                                                      9,500             326,135
           Arkansas Best Corp.                                                                15,200             497,496
       *   Armor Holdings, Inc.                                                               32,700           1,234,425
     * #   Arotech Corp.                                                                      32,500              34,450

       *   Artesyn Technologies, Inc.                                                         50,800             418,084
       *   Astec Industries, Inc.                                                             27,000             592,110
       *   Astronics Corp.                                                                     2,937              23,643
     * #   AstroPower, Inc.                                                                       87                   0
       *   ASV, Inc.                                                                          13,024             472,771
       *   Avalon Holding Corp. Class A                                                          200                 978
       *   Aviall, Inc.                                                                       32,100             988,038
       *   Axsys Technologies, Inc.                                                            1,200              20,448
       *   AZZ, Inc.                                                                           3,600              57,636
       *   Baker (Michael) Corp.                                                               3,900              67,314
           Baldor Electric Co.                                                                15,200             382,280
           Banta Corp.                                                                        15,600             685,152
           Barnes Group, Inc.                                                                 13,400             411,112
       *   BE Aerospace, Inc.                                                                 37,100             536,837
           Bowne & Co., Inc.                                                                  26,000             344,500
           Brady Co. Class A                                                                  20,800             635,856
           Briggs & Stratton Corp.                                                            18,000             609,480
       *   BTU International, Inc.                                                             7,351              27,860
       *   Butler International, Inc.                                                          3,500              11,550
           C&D Technologies, Inc.                                                              5,400              39,528
       *   Capstone Turbine Corp.                                                             56,579              56,579
           Carlisle Companies, Inc.                                                            8,700             603,084
           Cascade Corp.                                                                      10,900             383,898
       *   Casella Waste Systems, Inc. Class A                                                27,812             317,335
       *   Catalytica Energy Systems, Inc.                                                     8,800              17,336
           CDI Corp.                                                                          14,600             311,564
       *   Celadon Group, Inc.                                                                16,400             296,840
           Central Parking Corp.                                                              29,626             500,679
       *   Century Business Services, Inc.                                                    89,239             357,848
       *   Cenveo, Inc.                                                                       66,000             553,080
       *   Ceradyne, Inc.                                                                     23,975             553,583
     * #   Chart Industries, Inc.                                                                  5                 267
           Chase Corp.                                                                           600               8,448
           CIRCOR International, Inc.                                                         13,245             327,814
           Clarcor, Inc.                                                                      29,000             814,610
       *   Clean Harbors, Inc.                                                                13,400             278,050
       *   Coinstar, Inc.                                                                     29,200             553,048
       *   Columbus McKinnon Corp.                                                            23,419             221,075
       *   Comfort Systems USA, Inc.                                                          52,000             327,080
       *   Compudyne Corp.                                                                    11,000              66,550
       *   COMSYS IT Partners, Inc.                                                               48                 812
       *   Conrad Industries, Inc.                                                             1,500               1,958
       *   Consolidated Graphics, Inc.                                                        15,500             656,115
       *   Continental Airlines, Inc.                                                         57,850             801,801
       *   Copart, Inc.                                                                       63,000           1,561,770
       *   Cornell Companies, Inc.                                                            21,200             272,208
       *   Correctional Services Corp.                                                         9,900              28,610
       *   Corrections Corporation of America                                                 34,300           1,238,230
       *   CoStar Group, Inc.                                                                  9,300             373,674
       *   Covenant Transport, Inc. Class A                                                   18,700             259,556
       *   CPI Aerostructures, Inc.                                                            7,500              69,975
       *   CRA International, Inc.                                                             4,400             250,756
           Crane Co.                                                                          27,900             732,933
       *   Cross (A.T.) Co. Class A                                                            6,100              30,683
           Cubic Corp.                                                                        21,600             380,160

       *   CUNO, Inc.                                                                         11,500             817,650
           Curtiss-Wright Corp.                                                                4,000             218,720
     * #   Delta Air Lines, Inc.                                                              96,100             369,985
       *   DHB Industries, Inc.                                                               29,700             233,442
       *   DiamondCluster International, Inc.                                                 30,800             402,864
       *   Distributed Energy Systems Corp.                                                   53,230             176,724
       *   Dollar Thrifty Automotive Group, Inc.                                              22,000             791,780
           Donaldson Co., Inc.                                                                 8,800             282,480
       *   DRS Technologies, Inc.                                                             17,400             819,192
       *   Ducommun, Inc.                                                                     14,784             243,197
       *   Duratek, Inc.                                                                       8,700             190,791
       *   Dycom Industries, Inc.                                                             42,734             839,296
       *   Dynamex, Inc.                                                                      17,200             309,428
           Eastern Co.                                                                           550              12,150
           Ecology & Environment, Inc. Class A                                                   400               2,600
           EDO Corp.                                                                          16,400             466,908
       *   EGL, Inc.                                                                          38,600             734,558
       *   Electro Rent Corp.                                                                 32,054             376,635
           ElkCorp                                                                            17,300             570,900
       *   EMCOR Group, Inc.                                                                  13,100             622,250
       *   Encore Wire Corp.                                                                  30,650             337,150
     * #   Energy Conversion Devices, Inc.                                                    24,600             474,288
           Engineered Support Systems, Inc.                                                   26,914           1,049,646
           Ennis, Inc.                                                                        19,300             306,677
       *   EnPro Industries, Inc.                                                             27,400             741,718
       *   Environmental Tectonics Corp.                                                       2,800              15,204
       *   ESCO Technologies, Inc.                                                             9,700             822,075
           Espey Manufacturing & Electronics Corp.                                               200               5,370
       *   Essex Corp.                                                                           300               5,610
       *   Esterline Technologies Corp.                                                       23,200             902,480
       *   Evergreen Solar, Inc.                                                              40,560             204,828
       *   Exponent, Inc.                                                                      2,700              66,879
       *   ExpressJet Holdings, Inc.                                                          50,000             431,500
           Federal Signal Corp.                                                               17,600             275,088
       *   Fiberstars, Inc.                                                                   10,500              99,225
       *   First Aviation Services, Inc.                                                       1,600               6,560
       *   First Consulting Group, Inc.                                                       35,212             182,398
       *   Flanders Corp.                                                                     35,300             351,941
       *   Flight Safety Technologies, Inc.                                                      400                 640
           Florida East Coast Industries, Inc.                                                19,700             828,582
     * #   Flow International Corp.                                                           15,264              99,216
       *   Flowserve Corp.                                                                    46,000           1,355,620
     * #   FLYi, Inc.                                                                             38                  29
           Forward Air Corp.                                                                  14,725             395,366
       *   Foster (L.B.) Co. Class A                                                             200               1,800
       *   Foster Wheeler, Ltd.                                                                   60                 888
           Franklin Electric Co., Inc.                                                         4,000             153,680
       *   Frontier Airlines, Inc.                                                            46,460             567,277
       *   Frozen Food Express Industries, Inc.                                               28,900             310,675
       *   FTI Consulting, Inc.                                                               37,650             827,924
     * #   FuelCell Energy, Inc.                                                              56,500             459,910
           G & K Services, Inc. Class A                                                       14,048             552,929
       *   Gardner Denver Machinery, Inc.                                                     21,800             836,030
           GATX Corp.                                                                         16,300             543,931
       *   Gehl Co.                                                                            9,405             282,037

           Gencorp, Inc.                                                                      38,400             725,760
       *   General Binding Corp.                                                               5,500             113,795
       *   General Cable Corp.                                                                42,700             598,227
       *   Genesee & Wyoming, Inc.                                                            21,248             593,669
       *   Genlyte Group, Inc.                                                                20,200             900,112
           Gevity HR, Inc.                                                                    20,200             346,430
       *   Global Payment Technologies, Inc.                                                   2,400              10,800
       *   Global Power Equipment Group, Inc.                                                 59,300             454,238
           Gorman-Rupp Co.                                                                     2,625              53,288
       *   GP Strategies Corp.                                                                14,800             105,080
           Graco, Inc.                                                                        30,712           1,071,542
       *   Graftech International, Ltd.                                                       23,500             103,400
           Graham Corp.                                                                          300               6,066
           Granite Construction, Inc.                                                         21,850             512,383
           Greenbrier Companies, Inc.                                                          3,100              85,932
       *   Griffon Corp.                                                                      32,580             649,319
           Hardinge, Inc.                                                                      1,300              21,083
           Harland (John H.) Co.                                                              18,400             693,128
           Harsco Corp.                                                                        8,500             493,255
       *   Hawaiian Holdings, Inc.                                                             1,000               5,340
       *   Hawk Corp.                                                                          3,500              39,165
           Healthcare Services Group, Inc.                                                    10,350             193,545
           Heartland Express, Inc.                                                            40,449             811,002
           Heico Corp.                                                                         8,997             189,837
           Heico Corp. Class A                                                                18,068             303,362
       *   Heidrick & Struggles International, Inc.                                           23,500             590,085
       *   Herley Industries, Inc.                                                            19,900             348,449
       *   Hexcel Corp.                                                                       22,000             359,480
       *   Hi-Shear Technology Corp.                                                           2,200               8,008
       *   Hub Group, Inc. Class A                                                             6,000             164,880
       *   Hudson Highland Group, Inc.                                                         4,410              70,604
           Hughes Supply, Inc.                                                                23,600             613,600
           Hunt (J.B.) Transport Services, Inc.                                               82,800           1,662,624
       *   Hurco Companies, Inc.                                                               1,200              20,892
       *   Huttig Building Products, Inc.                                                      4,000              43,640
       *   ICT Group, Inc.                                                                    10,469              97,257
           IDEX Corp.                                                                         19,800             760,518
       *   II-VI, Inc.                                                                        31,900             525,393
           IKON Office Solutions, Inc.                                                        50,700             491,283
       *   Imagistics International, Inc.                                                      1,100              29,634
       *   Industrial Distribution Group, Inc.                                                15,003             131,876
       *   Infrasource Services, Inc.                                                          3,700              40,700
       *   Innotrac Corp.                                                                      5,500              46,695
       *   Innovative Solutions & Support, Inc.                                               13,200             457,248
       *   Insituform Technologies, Inc. Class A                                              30,600             454,104
     * #   Integrated Electrical Services, Inc.                                               25,200              38,304
       *   International Shipholding Corp.                                                     1,100              16,060
           Interpool, Inc.                                                                     6,800             147,696
       *   Jacuzzi Brands, Inc.                                                               79,100             807,611
           JLG Industries, Inc.                                                               37,900             966,071
           Joy Global, Inc.                                                                   47,550           1,785,027
       *   JPS Industries, Inc.                                                                1,800               8,640
       *   Kadant, Inc.                                                                       18,792             385,236
           Kaman Corp. Class A                                                                16,900             261,443
       *   Kansas City Southern                                                               56,000           1,119,440

           Kaydon Corp.                                                                       13,000             371,020
       *   Keith Companies, Inc.                                                               8,600             181,890
           Kelly Services, Inc. Class A                                                       14,300             397,683
           Kelly Services, Inc. Class B                                                          200               5,950
           Kennametal, Inc.                                                                   15,400             677,600
       *   Key Technology, Inc.                                                                  900               9,900
       *   Kforce, Inc.                                                                       48,878             392,979
       *   Kirby Corp.                                                                        21,400             912,924
           Knight Transportation, Inc.                                                        27,637             675,725
       *   Korn/Ferry International                                                           41,800             662,948
       *   K-Tron International, Inc.                                                            600              17,160
       *   KVH Industries, Inc.                                                               24,000             222,960
       *   LaBarge, Inc.                                                                      18,600             263,934
       *   Labor Ready, Inc.                                                                  37,800             780,192
       *   Ladish Co., Inc.                                                                   17,600             195,360
       *   Laidlaw International, Inc.                                                        65,000           1,445,600
       *   Lancer Corp.                                                                        2,700              46,710
       *   Landstar Systems, Inc.                                                             34,098           1,150,467
           Lawson Products, Inc.                                                               2,500             107,000
       *   Layne Christensen Co.                                                               4,700              81,310
       *   Learning Tree International, Inc.                                                  20,820             267,953
           Lennox International, Inc.                                                         36,600             777,384
           Lincoln Electric Holdings, Inc.                                                    23,300             763,308
           Lindsay Manufacturer Co.                                                            9,100             182,091
       *   LMI Aerospace, Inc.                                                                 1,600               7,238
           LSI Industries, Inc.                                                               17,850             242,582
       *   Lydall, Inc.                                                                       24,500             201,880
       *   Mac-Gray Corp.                                                                      7,400              64,528
       *   Magnetek, Inc.                                                                     42,400              93,704
       *   MAIR Holdings, Inc.                                                                30,885             294,643
           Manpower, Inc.                                                                      8,413             335,090
       *   Mastec, Inc.                                                                       52,808             446,756
       *   Maxco, Inc.                                                                           300               1,311
           McGrath Rentcorp.                                                                  20,400             470,220
           Mercury Air Group, Inc.                                                               600               2,076
       *   Mercury Computer Systems, Inc.                                                     22,265             643,459
       *   Merrimac Industries, Inc.                                                           1,300              11,570
     * #   Mesa Air Group, Inc.                                                               41,900             267,322
           Met-Pro Corp.                                                                       2,133              30,737
     * #   Microvision, Inc.                                                                  20,500             132,635
           Middleby Corp.                                                                      9,900             546,480
       *   Midwest Air Group, Inc.                                                            20,777              40,723
       *   Milacron, Inc.                                                                     68,619             149,589
       *   Miller Industries, Inc.                                                             8,500             101,575
           Mine Safety Appliances Co.                                                         16,500             755,865
       *   Misonix, Inc.                                                                      10,523              60,634
       *   Mobile Mini, Inc.                                                                  19,900             734,708
     * #   Modtech Holdings, Inc.                                                             20,700             128,340
       *   Monster Worldwide, Inc.                                                            13,500             356,130
       *   Moog, Inc. Class A                                                                 16,875             512,156
       *   Moog, Inc. Class B                                                                    450              13,815
           MSC Industrial Direct Co., Inc. Class A                                            10,900             339,317
       *   MTC Technologies, Inc.                                                              8,300             278,299
           Mueller Industries, Inc.                                                           19,055             514,485
           Multi-Color Corp.                                                                   3,075              80,873

           NACCO Industries, Inc. Class A                                                      3,800             389,500
       *   Nashua Corp.                                                                        1,400              12,600
       *   National Patent Development Corp.                                                  10,800              25,272
       *   National Technical Systems, Inc.                                                      900               4,086
       *   Navigant Consulting, Inc.                                                          39,300             901,542
       *   NCI Building Systems, Inc.                                                         20,800             718,432
       *   NCO Group, Inc.                                                                    28,749             570,955
       *   NES Rentals Holdings, Inc.                                                              6                  59
       *   New Horizons Worldwide, Inc.                                                        1,228               4,433
           Nordson Corp.                                                                      16,100             500,549
     * #   Northwest Airlines Corp.                                                           60,700             369,663
       *   NuCo2, Inc.                                                                        12,600             298,368
       *   Odyssey Marine Exploration, Inc.                                                   39,300             189,033
       *   Old Dominion Freight Line, Inc.                                                    21,825             665,008
       *   On Assignment, Inc.                                                                36,230             192,019
       *   Orbital Sciences Corp.                                                             60,383             586,319
           Oshkosh Truck Corp. Class B                                                        16,200           1,291,788
           Outlook Group Corp.                                                                   400               3,160
       *   P.A.M. Transportation Services, Inc.                                               14,161             233,373
       *   Paragon Technologies, Inc.                                                          1,900              20,425
       *   Park-Ohio Holdings Corp.                                                            6,400              97,600
       *   Patriot Transportation Holding, Inc.                                                1,500              78,450
       *   Peerless Manufacturing Co.                                                            900              12,519
       *   Perini Corp.                                                                       34,800             524,784
       *   Pico Holdings, Inc.                                                                11,800             305,502
       *   Pinnacle Airlines Corp.                                                             1,100              10,780
       *   Plug Power, Inc.                                                                   59,601             370,718
       *   Portfolio Recovery Associates, Inc.                                                14,700             579,327
       *   Powell Industries, Inc.                                                            13,168             242,555
       *   Power-One, Inc.                                                                    41,241             226,001
           Precision Castparts Corp.                                                           7,683             597,200
           Preformed Line Products Co.                                                           600              20,478
       *   PRG-Schultz International, Inc.                                                    65,280             251,981
           Providence & Worcester Railroad Co.                                                 1,900              25,175
       *   PW Eagle, Inc.                                                                      4,200              27,636
       *   Quanta Services, Inc.                                                             102,500             925,575
       *   Quipp, Inc.                                                                         2,507              27,038
           Quixote Corp.                                                                       5,100              99,348
       *   RailAmerica, Inc.                                                                  48,200             562,494
           Raven Industries, Inc.                                                             11,200             285,376
       *   RCM Technologies, Inc.                                                              4,900              22,540
       *   Refac                                                                                  40                 200
           Regal-Beloit Corp.                                                                 16,200             416,340
       *   RemedyTemp, Inc.                                                                    7,600              74,860
       *   Resources Connection, Inc.                                                         24,752             493,060
           Robbins & Myers, Inc.                                                              11,300             267,245
           Rollins, Inc.                                                                      40,950             835,380
           Roper Industries, Inc.                                                              1,200              83,880
       *   Rush Enterprises, Inc. Class A                                                     20,236             291,196
       *   Rush Enterprises, Inc. Class B                                                      2,900              42,195
           Ryder System, Inc.                                                                 18,100             664,994
           Schawk, Inc.                                                                        4,300             103,458
       *   School Specialty, Inc.                                                                900              35,298
       *   SCS Transportation, Inc.                                                           20,466             373,505
       *   Sequa Corp. Class A                                                                 3,400             197,200

       *   Sequa Corp. Class B                                                                 1,600              94,816
       *   Shaw Group, Inc.                                                                   61,900           1,247,285
       *   Sholodge, Inc.                                                                      2,100               8,243
           Simpson Manufacturing Co., Inc.                                                    28,800             827,712
       *   Sirva, Inc.                                                                           300               2,355
       *   Sitel Corp.                                                                        77,400             153,252
           Skywest, Inc.                                                                      23,020             419,885
       *   SL Industries, Inc.                                                                 2,400              40,968
           Smith (A.O.) Corp.                                                                 10,000             313,600
           Smith (A.O.) Corp. Convertible Class A                                                200               6,272
       *   Smithway Motor Xpress Corp. Class A                                                   700               4,200
       *   SOURCECORP, Inc.                                                                   15,285             327,252
       *   Spacehab, Inc.                                                                      3,036               4,281
       *   Sparton Corp.                                                                       3,704              36,966
       *   Spherion Corp.                                                                     66,600             364,302
     * #   Spherix, Inc.                                                                       5,300               9,063
       *   Spire Corp.                                                                         3,100              13,640
       *   Standard Parking Corp.                                                                600               9,006
           Standard Register Co.                                                              13,500             191,700
           Standex International Corp.                                                        11,000             294,360
       *   Stericycle, Inc.                                                                   14,800             734,376
       *   Sterling Construction Co., Inc.                                                     7,400              54,612
           Stewart & Stevenson Services, Inc.                                                 23,300             556,637
       *   Stonepath Group, Inc.                                                                 500                 350
       *   Strategic Distribution, Inc.                                                          800               8,240
           Supreme Industries, Inc.                                                            4,110              26,921
       *   Swift Transportation Co., Inc.                                                     54,450           1,336,748
           Sypris Solutions, Inc.                                                             11,368             119,819
           TB Wood's Corp.                                                                     4,700              27,166
       *   Team, Inc.                                                                          3,000              57,000
       *   TeamStaff, Inc.                                                                    11,000              18,040
           Technology Research Corp.                                                           1,143               5,726
           Tecumseh Products Co. Class A                                                       4,439             121,362
       *   Teledyne Technologies, Inc.                                                        23,000             727,260
       *   TeleTech Holdings, Inc.                                                            93,985             767,857
           Tennant Co.                                                                         7,600             283,480
       *   Terex Corp.                                                                        40,708           1,608,780
       *   Tetra Tech, Inc.                                                                   45,213             544,817
           The Brink's Co.                                                                    23,518             733,997
       *   The Geo Group, Inc.                                                                18,100             439,287
       *   The Lamson & Sessions Co.                                                          21,400             233,046
           The Manitowoc Co., Inc.                                                            16,300             660,639
       *   Thomas & Betts Corp.                                                               37,700           1,164,176
           Thomas Industries, Inc.                                                            11,200             446,544
           Todd Shipyards Corp.                                                                2,050              39,463
           Toro Co.                                                                           35,200           1,515,360
       *   Transport Corp. of America                                                          3,000              18,750
       *   Transtechnology Corp.                                                               2,700              20,183
       *   TRC Companies, Inc.                                                                20,100             229,140
           Tredegar Industries, Inc.                                                          22,600             344,650
       *   Trex Co., Inc.                                                                     12,800             493,440
           Trinity Industries, Inc.                                                           20,100             584,106
       *   Triumph Group, Inc.                                                                19,300             684,764
       *   Tufco Technologies, Inc.                                                            1,800              11,142
     * #   TurboChef Technologies, Inc.                                                       11,166             123,943

       *   U.S. Xpress Enterprises, Inc. Class A                                               2,900              35,409
       *   Ultralife Batteries, Inc.                                                           4,000              65,280
           United Industrial Corp.                                                             7,300             252,945
       *   United Rentals, Inc.                                                               67,900           1,363,432
       *   United Stationers, Inc.                                                            33,066           1,621,226
           Universal Forest Products, Inc.                                                    13,700             545,260
       *   UQM Technologies, Inc.                                                             23,000              69,000
       *   URS Corp.                                                                          36,600           1,238,178
     * #   US Airways Group, Inc. Class A                                                     31,500              28,665
       *   USA Truck, Inc.                                                                     1,300              26,325
           Valley National Gases, Inc.                                                         1,100              15,070
           Valmont Industries, Inc.                                                           20,100             481,395
       *   Valpey Fisher Corp.                                                                 1,300               4,108
       *   Versar, Inc.                                                                        5,600              17,360
           Viad Corp.                                                                         19,800             550,440
           Vicor Corp.                                                                        26,000             345,800
       *   VL Dissolution Corp.                                                                1,011                   0
       *   Volt Information Sciences, Inc.                                                    17,200             337,980
           Wabash National Corp.                                                              23,200             577,912
           Wabtec Corp.                                                                       25,094             519,446
           Walter Industries, Inc.                                                            36,400           1,543,360
       *   Washington Group International, Inc.                                               22,600           1,085,026
       *   Waste Connections, Inc.                                                            37,400           1,386,792
           Waste Industries USA, Inc.                                                         14,400             207,792
       *   Water Pik Technologies, Inc.                                                        8,500             157,930
           Watsco, Inc. Class A                                                               19,200             848,448
           Watson Wyatt & Co. Holdings                                                        15,000             394,800
           Watts Water Technologies, Inc.                                                     13,900             484,137
           Werner Enterprises, Inc.                                                           34,032             640,142
       *   WESCO International, Inc.                                                          32,714             955,249
       *   West Corp.                                                                          1,900              66,766
       *   Westaff, Inc.                                                                      10,800              37,476
       *   Willis Lease Finance Corp.                                                          4,900              39,935
       *   Wolverine Tube, Inc.                                                               21,600             155,736
           Woodward Governor Co.                                                               6,200             479,694
           WSI Industries, Inc.                                                                  100                 287
       *   Xanser Corp.                                                                       12,100              26,741
     * #   Yellow Roadway Corp.                                                               30,409           1,604,987
           York International Corp.                                                           18,000             741,600
                                                                                                       -----------------
Total Industrials
(Cost $90,776,523)                                                                                           151,970,408
                                                                                                       -----------------

Health Care -- (13.6%)
     * #   aaiPharma, Inc.                                                                        29                   8
       *   Abaxis, Inc.                                                                       10,600             110,770
       *   Abgenix, Inc.                                                                      58,400             420,480
       *   Abiomed, Inc.                                                                      27,000             252,990
       *   Able Laboratories, Inc.                                                            16,200              69,174
       *   Acacia Research-CombiMatrix                                                        38,520             110,938
       *   Accelr8 Technology Corp.                                                               12                  29
       *   Accelrys, Inc.                                                                     30,705             162,122
       *   Access Pharmaceuticals, Inc.                                                       13,300              31,654
       *   Accredo Health, Inc.                                                               38,744           1,736,506
       *   Adolor Corp.                                                                       41,800             399,608
       *   Advanced Magnetics, Inc.                                                            5,700              51,015

       *   Advanced Medical Optics, Inc.                                                      45,441           1,754,500
       *   Advanced Neuromodulation Systems, Inc.                                             23,550             837,438
       *   Advancis Pharmaceutical Corp.                                                       6,000              26,760
     * #   ADVENTRX Pharmaceuticals, Inc.                                                     27,700              59,278
       *   Air Methods Corp.                                                                  16,800             113,904
     * #   Aksys, Ltd.                                                                        31,568              94,704
       *   Albany Molecular Research, Inc.                                                    35,900             427,569
       *   Alexion Pharmaceuticals, Inc.                                                      24,595             559,536
       *   Align Technology, Inc.                                                             42,700             310,429
       *   Alkermes, Inc.                                                                     21,500             249,400
       *   Alliance Imaging, Inc.                                                             53,000             531,590
       *   Allied Healthcare International, Inc.                                              16,800             116,256
       *   Allied Healthcare Products, Inc.                                                    1,000               5,170
       *   Allos Therapeutics, Inc.                                                           40,898              85,886
       *   Allscripts Healthcare Solutions, Inc.                                              47,388             775,268
           Alpharma, Inc. Class A                                                             17,900             230,373
       *   Amedisys, Inc.                                                                     17,600             531,696
       *   America Services Group, Inc.                                                       14,100             277,629
       *   American Dental Partners, Inc.                                                      4,900             117,747
       *   American Healthways, Inc.                                                          14,500             569,415
       *   American Medical Systems Holdings, Inc.                                            56,100           1,119,756
       *   American Retirement Corp.                                                          22,300             305,287
           American Shared Hospital Services                                                   1,300               7,800
       *   AMERIGROUP Corp.                                                                   26,400           1,035,936
       *   AMICAS, Inc.                                                                       67,500             287,550
       *   AMN Healthcare Services, Inc.                                                      30,300             437,532
       *   Amsurg Corp.                                                                       20,000             539,200
       *   Amylin Pharmaceuticals, Inc.                                                       22,700             362,746
           Analogic Corp.                                                                      8,400             356,916
       *   Andrx Corp.                                                                        63,993           1,278,580
       *   Angeion Corp.                                                                          25                  60
       *   AngioDynamics, Inc.                                                                 1,455              28,751
       *   Anika Therapeutics, Inc.                                                            6,048              91,506
     * #   Antigenics, Inc.                                                                   39,830             266,861
       *   AP Pharma, Inc.                                                                    15,850              25,360
     * #   Aphton Corp.                                                                        3,498               2,414
       *   Applera Corp. - Celera Genomics Group                                              64,202             636,884
       *   Applied Imaging Corp.                                                                 300                 426
       *   Apria Healthcare Group, Inc.                                                       31,300             985,950
       *   Aradigm Corp.                                                                       9,700              10,476
       *   Arena Pharmaceuticals, Inc.                                                        46,100             315,785
       *   Ariad Pharmaceuticals, Inc.                                                        49,100             296,073
       *   Arqule, Inc.                                                                       50,139             328,410
       *   Array BioPharma, Inc.                                                              52,900             330,096
       #   Arrhythmia Research Technology, Inc.                                                1,200              21,480
           Arrow International, Inc.                                                          21,000             709,800
       *   Arthrocare Corp.                                                                   16,839             542,889
       *   Aspect Medical Systems, Inc.                                                       23,000             739,680
     * #   AtheroGenics, Inc.                                                                 25,800             367,650
           Atrion Corp.                                                                          600              39,210
       *   ATS Medical, Inc.                                                                  34,460             111,995
       *   AVANIR Pharmaceuticals Class A                                                     84,500             209,560
       *   Avant Immunotherapeutics, Inc.                                                     28,980              41,152
     * #   AVI BioPharma, Inc.                                                                55,230             130,343
       *   Avigen, Inc.                                                                       28,633              85,613

     * #   AXM Pharma, Inc.                                                                   16,200              28,998
       *   Bentley Pharmaceuticals, Inc.                                                      26,300             286,407
       *   Beverly Enterprises, Inc.                                                         113,800           1,407,706
       *   Bioanalytical Systems, Inc.                                                         2,100              13,335
       *   BioCryst Pharmaceuticals, Inc.                                                     26,100             121,626
       *   Bioenvision, Inc.                                                                  22,591             147,293
       *   Bio-Imaging Technologies, Inc.                                                     13,000              39,260
       #   BioLase Technology, Inc.                                                            9,400              66,364
       *   Bio-Logic Systems Corp.                                                             2,800              16,771
       *   BioMarin Pharmaceutical, Inc.                                                      37,700             256,360
       *   Bio-Rad Laboratories, Inc. Class A                                                 10,658             574,253
       *   Bio-Rad Laboratories, Inc. Class B                                                    400              21,530
       *   Bio-Reference Laboratories, Inc.                                                   16,700             245,490
       *   BioSante Pharmaceuticals, Inc.                                                     18,600              68,820
       *   BioScrip, Inc.                                                                     55,472             290,119
       *   Biosite, Inc.                                                                      13,500             738,585
       *   Biosource International, Inc.                                                       6,300              64,008
       *   Biospecifics Technologies Corp.                                                       700                 770
       *   BioSphere Medical, Inc.                                                            16,507              77,748
       *   Bone Care International, Inc.                                                      17,692             579,236
     * #   Bradley Pharmaceuticals, Inc.                                                      23,500             235,235
       *   Bruker BioSciences Corp.                                                           96,854             406,787
       *   Caliper Life Sciences, Inc.                                                        57,404             353,609
       *   CancerVax Corp.                                                                    22,078              65,792
       *   Candela Corp.                                                                      33,600             343,728
       *   Cantel Medical Corp.                                                               17,697             543,298
       *   Capital Senior Living Corp.                                                        39,100             236,946
       *   Caraco Pharmaceutical Laboratories, Ltd.                                           25,700             184,526
       *   Cardiac Sciences, Inc.                                                              3,083               3,021
       *   CardioDynamics International Corp.                                                 33,885              75,225
       *   Cardiotech International, Inc.                                                     15,200              28,424
     * #   Cell Genesys, Inc.                                                                 37,507             217,916
     * #   Cell Therapeutics, Inc.                                                            48,000             142,560
       *   Cellegy Pharmaceuticals, Inc.                                                      18,995              34,191
       *   Centene Corp.                                                                      22,400             720,160
       *   Cepheid, Inc.                                                                      32,150             292,565
     * #   Cerner Corp.                                                                       18,500           1,208,975
       *   Cerus Corp.                                                                        18,557              75,898
           Chemed Corp.                                                                       15,400             651,112
       *   Cholestech Corp.                                                                   23,100             211,365
       *   Ciphergen Biosystems, Inc.                                                         22,981              47,341
       *   Closure Medical Corp.                                                              10,000             269,700
           CNS, Inc.                                                                          14,900             312,900
       *   Coast Dental Services, Inc.                                                           233                 839
       *   Collagenex Pharmaceuticals, Inc.                                                   20,300             100,079
       *   Columbia Laboratories, Inc.                                                        18,440              47,944
       *   Compex Technologies, Inc.                                                          17,700              66,552
           Computer Programs & Systems, Inc.                                                   8,900             301,532
       *   Conceptus, Inc.                                                                    28,940             154,250
       *   Conmed Corp.                                                                       25,650             803,871
       *   Connetics Corp.                                                                    18,000             400,860
           Cooper Companies, Inc.                                                             25,123           1,659,374
       *   Corgentech, Inc.                                                                   17,291              41,498
       *   Corixa Corp.                                                                       44,278             188,181
       *   Cortech, Inc.                                                                       1,100               3,624

       *   Cortex Pharmaceuticals, Inc.                                                        2,300               5,382
       *   Corvel Corp.                                                                        6,900             183,126
       *   Cotherix, Inc.                                                                     14,500             131,950
       *   Covance, Inc.                                                                      29,200           1,274,872
       *   Coventry Health Care, Inc.                                                          4,012             279,315
       *   Critical Therapeutics, Inc.                                                         7,150              41,899
       *   Criticare Systems, Inc.                                                            12,900              59,856
       *   Cross Country Healthcare, Inc.                                                     37,752             639,896
       *   CryoLife, Inc.                                                                     29,650             214,962
       *   Cubist Pharmaceuticals, Inc.                                                       25,600             256,256
       *   CuraGen Corp.                                                                      65,200             279,056
       *   Curative Health Services, Inc.                                                      6,839              17,576
       *   Curis, Inc.                                                                        61,300             242,748
       *   CV Therapeutics, Inc.                                                              17,600             355,872
       *   Cyberonics, Inc.                                                                   13,700             499,913
       *   Cypress Bioscience, Inc.                                                           33,600             408,240
       *   Cytogen Corp.                                                                       8,452              45,810
           D&K Healthcare Resources, Inc.                                                     10,304              84,081
           Datascope Corp.                                                                    11,407             347,229
       *   DaVita, Inc.                                                                       30,250           1,393,315
       *   Daxor Corp.                                                                         2,600              53,560
       *   Del Global Technologies Corp.                                                         523               1,472
       *   Dendreon Corp.                                                                     68,415             361,915
       *   Dendrite International, Inc.                                                       44,700             692,850
       *   DepoMed, Inc.                                                                      28,878             127,641
           Diagnostic Products Corp.                                                          15,200             661,808
       *   Digene Corp.                                                                        9,600             241,536
     * #   Digital Angel Corp.                                                                63,000             246,960
       *   Discovery Laboratories, Inc.                                                       36,000             253,800
       *   Discovery Partners International, Inc.                                             39,900             117,705
       *   Diversa Corp.                                                                      66,151             330,755
       *   DJ Orthopedics, Inc.                                                               24,500             679,875
       *   DOV Pharmaceutical, Inc.                                                           13,800             208,380
     * #   Durect Corp.                                                                       52,798             189,545
       *   DUSA Pharmaceuticals, Inc.                                                         22,950             256,810
       *   Dyax Corp.                                                                         32,600             151,590
     * #   Dynacq Healthcare, Inc.                                                             5,200              24,492
       *   Eclipsys Corp.                                                                      1,600              21,472
       *   Elite Pharmaceuticals, Inc.                                                        18,900              56,700
       *   Embrex, Inc.                                                                       11,400             127,908
       *   Emeritus Corp.                                                                      3,000              39,600
       *   Emisphere Technologies, Inc.                                                       21,780              84,506
       *   Encore Medical Corp.                                                               66,674             338,704
       *   Encysive Pharmaceuticals, Inc.                                                     39,400             401,880
       *   Endo Pharmaceuticals Holdings, Inc.                                                20,100             408,030
       *   Endologix, Inc.                                                                    40,600             176,610
       *   Enpath Medical, Inc.                                                                7,506              50,065
       *   Entremed, Inc.                                                                     48,400             129,228
       *   Enzo Biochem, Inc.                                                                 24,090             367,854
       *   EP Medsystems, Inc.                                                                 1,200               3,120
       *   Epimmune, Inc.                                                                      3,293               2,888
       *   EPIX Pharmaceuticals, Inc.                                                         30,100             238,693
       *   eResearch Technology, Inc.                                                         32,150             393,516
       *   Exact Sciences Corp.                                                               36,041             104,519
       *   Exactech, Inc.                                                                      3,000              40,200

       *   Exelixis, Inc.                                                                     52,042             365,335
           E-Z-EM, Inc.                                                                        1,700              25,024
       *   First Horizon Pharmaceutical Corp.                                                 43,300             814,040
       *   Fischer Imaging Corp.                                                                 900               2,502
       *   Five Star Quality Care, Inc.                                                       19,700             134,354
       *   Genaissance Pharmaceuticals, Inc.                                                   6,850               6,233
       *   Gene Logic, Inc.                                                                   46,700             157,379
       *   Genesis HealthCare Corp.                                                           23,356           1,015,752
       *   Gentiva Health Services, Inc.                                                       2,326              36,960
       *   GenVec, Inc.                                                                       30,492              56,410
       *   Geron Corp.                                                                        62,900             503,200
       *   GTC Biotherapeutics, Inc.                                                           3,590               4,811
       *   Guilford Pharmaceuticals, Inc.                                                     46,303             116,684
       *   Haemonetics Corp.                                                                  17,000             691,900
       *   Hanger Orthopedic Group, Inc.                                                      26,320             134,232
       *   Harvard Bioscience, Inc.                                                           42,485             136,802
       *   HealthExtras, Inc.                                                                 32,900             563,906
       *   HealthTronics Surgical Services, Inc.                                              45,207             573,677
     * #   Hemispherx Biopharma, Inc.                                                         18,085              28,936
       *   Hi-Tech Pharmacal, Inc.                                                            11,750             353,205
       *   HMS Holdings Corp.                                                                 32,140             199,268
       *   Hollis-Eden Pharmaceuticals, Inc.                                                  29,680             251,983
       *   Hologic, Inc.                                                                      21,500             791,415
           Hooper Holmes, Inc.                                                                61,800             247,200
       *   Horizon Health Corp.                                                                4,800             210,480
       *   Human Genome Sciences, Inc.                                                       114,796           1,294,899
     * #   Hythiam, Inc.                                                                       2,300              13,294
       *   ICOS Corp.                                                                         19,924             430,358
       *   ICU Medical, Inc.                                                                  16,050             529,168
       *   IDEXX Laboratories, Inc.                                                           17,600           1,016,048
       *   IDX Systems Corp.                                                                  21,038             671,112
       *   I-Flow Corp.                                                                       19,700             321,898
       *   Illumina, Inc.                                                                     35,557             373,348
     * #   Immtech International, Inc.                                                         7,700              97,944
       *   Immucor, Inc.                                                                      29,643             993,041
       *   ImmunoGen, Inc.                                                                    63,161             376,440
     * #   Immunomedics, Inc.                                                                 46,100              82,980
       *   Impath, Inc.                                                                       14,800              65,712
       *   Impax Laboratoroes, Inc.                                                           13,300             218,120
     * #   Implant Sciences Corp.                                                              7,500              21,300
       *   Incyte Corp.                                                                       61,700             470,771
       *   Indevus Pharmaceuticals, Inc.                                                      30,237             103,713
       *   Inhibitex, Inc.                                                                    12,800              86,912
       *   InKine Pharmaceutical Co., Inc.                                                    16,800              38,304
       *   Insmed, Inc.                                                                          757                 961
       *   Inspire Pharmaceuticals, Inc.                                                      41,600             270,400
       *   Integra LifeSciences Holdings                                                      15,800             528,036
       *   IntegraMed America, Inc.                                                            1,300              13,585
       *   Intermagnetics General Corp.                                                       23,178             669,149
       *   InterMune, Inc.                                                                    13,300             159,733
     * #   Interpharm Holdings, Inc.                                                          11,990              15,587
       *   IntraBiotics Pharmaceuticals, Inc.                                                  9,000              31,050
     * #   Introgen Therapeutics, Inc.                                                        28,300             202,062
       *   Intuitive Surgical, Inc.                                                           23,474           1,161,963
           Invacare Corp.                                                                     19,300             860,973

       *   Inverness Medical Innovations, Inc.                                                 3,218              91,069
       *   Iomed, Inc.                                                                         4,900              10,290
       *   Iridex Corp.                                                                        2,700              16,200
       *   IRIS International, Inc.                                                           18,400             351,624
       *   Isis Pharmaceuticals, Inc.                                                         36,600             133,956
       *   Isolagen, Inc.                                                                     31,100             126,577
       *   Ista Pharmaceuticals, Inc.                                                         21,378             169,314
       *   I-Trax, Inc.                                                                       12,600              19,530
       *   Kendle International, Inc.                                                         19,600             225,988
     * #   Kensey Nash Corp.                                                                  11,900             323,680
       *   Keryx Biopharmaceuticals, Inc.                                                     17,800             217,872
           Kewaunee Scientific Corp.                                                             300               2,397
       *   Kindred Healthcare, Inc.                                                           33,500           1,292,430
       *   Kos Pharmaceuticals, Inc.                                                          24,270           1,401,107
       *   Kosan Biosciences, Inc.                                                            38,398             181,623
       *   K-V Pharmaceutical Co. Class A                                                     18,600             370,140
       *   K-V Pharmaceutical Co. Class B                                                      6,925             138,777
       *   Kyphon, Inc.                                                                       13,200             378,708
       *   LabOne, Inc.                                                                       18,600             716,844
       *   Lannet Co., Inc.                                                                   28,000             140,000
       *   Laserscope                                                                         14,400             495,792
           LCA-Vision, Inc.                                                                   17,400             768,732
       *   Lexicon Genetics, Inc.                                                             72,671             351,728
       *   Lifecell Corp.                                                                     33,500             444,210
       *   Lifecore Biomedical, Inc.                                                          17,100             218,196
       *   Lifeline Systems, Inc.                                                              1,700              55,352
       *   LifePoint Hospitals, Inc.                                                          10,676             480,206
       *   Ligand Pharmaceuticals, Inc. Class B                                               11,500              67,160
       *   Lipid Sciences, Inc.                                                               24,300             128,304
       *   Luminex Corp.                                                                      30,409             302,874
       *   Magellan Health Services, Inc.                                                     22,208             721,094
       *   Martek Biosciences Corp.                                                           17,600             658,064
       *   Matria Healthcare, Inc.                                                            19,299             549,829
       *   Matrixx Initiatives, Inc.                                                          14,300             150,722
           Matthews International Corp. Class A                                               16,100             595,539
       *   Maxim Pharmaceuticals, Inc.                                                        16,168              24,575
       *   Maxygen, Inc.                                                                      34,507             270,190
       *   Medarex, Inc.                                                                      67,300             510,134
       *   MedCath Corp.                                                                      23,680             613,549
       *   Medical Action Industries, Inc.                                                    15,547             275,648
       *   Medical Staffing Network Holdings, Inc.                                            43,400             235,662
       #   Medicis Pharmaceutical Corp. Class A                                               15,200             428,336
       *   MEDTOX Scientific, Inc.                                                             5,184              31,104
       *   Memory Pharmaceuticals Corp.                                                          542               1,344
       *   Memry Corp.                                                                        18,000              28,800
           Mentor Corp.                                                                       23,400             957,294
       *   Merge Technologies, Inc.                                                           17,437             303,404
           Meridian Bioscience, Inc.                                                           9,487             173,138
       *   Merit Medical Systems, Inc.                                                        28,511             417,116
           Mesa Laboratories, Inc.                                                             4,800              59,904
       *   Metropolitan Health Networks, Inc.                                                 43,400             112,406
       *   MGI Pharma, Inc.                                                                   22,400             519,680
       *   Micro Therapeutics, Inc.                                                           61,415             245,660
       *   Microtek Medical Holdings, Inc.                                                    64,500             227,040
       *   Milestone Scientific, Inc.                                                          3,200               7,520

       *   Molecular Devices Corp.                                                            21,300             411,516
       *   Molina Healthcare, Inc.                                                             1,800              77,040
       *   Myogen, Inc.                                                                          500               3,310
       *   Myriad Genetics, Inc.                                                              29,900             492,154
       *   Nabi Biopharmaceuticals                                                            50,317             618,396
       *   Nanogen, Inc.                                                                      57,300             233,784
     * #   Nastech Pharmaceutical Co., Inc.                                                   23,600             286,740
       *   National Dentex Corp.                                                               3,900              73,125
           National Healthcare Corp.                                                             300               9,915
           National Home Health Care Corp.                                                     3,097              41,097
       *   National Medical Health Card Systems, Inc.                                          5,100             117,402
           National Research Corp.                                                             2,900              41,267
       *   Natus Medical, Inc.                                                                26,100             263,610
           NDCHealth Corp.                                                                    31,800             532,968
       *   Nektar Therapeutics                                                                55,122           1,007,630
       *   Neogen Corp.                                                                        9,300             135,417
       *   Neopharm, Inc.                                                                     26,521             260,171
       *   Neose Technologies, Inc.                                                           37,728              99,225
       *   Neurocrine Biosciences, Inc.                                                       12,805             482,364
       *   Neurogen Corp.                                                                     48,593             328,489
       *   New Brunswick Scientific Co., Inc.                                                  3,751              20,068
       *   NMT Medical, Inc.                                                                  18,100             158,375
       *   North American Scientific, Inc.                                                    12,900              38,700
       *   Northfield Laboratories, Inc.                                                      24,387             318,494
       *   NovaMed, Inc.                                                                      34,185             211,605
     * #   Novavax, Inc.                                                                      45,347              62,125
       *   Noven Pharmaceuticals, Inc.                                                        23,601             424,818
       *   NPS Pharmaceuticals, Inc.                                                          20,300             234,871
       *   Nutraceutical International Corp.                                                  19,000             250,610
       *   Nuvelo, Inc.                                                                       20,913             155,174
           NWH, Inc.                                                                           3,200              48,000
     * #   OCA, Inc.                                                                          74,600             305,860
       *   Odyssey Healthcare, Inc.                                                           36,400             482,664
       *   Omnicell, Inc.                                                                     24,300             157,950
       *   Onyx Pharmaceuticals, Inc.                                                         15,100             377,349
           Option Care, Inc.                                                                  34,912             464,330
       *   OraSure Technologies, Inc.                                                         33,800             280,878
       *   Orchid Biosciences, Inc.                                                           27,660             268,855
       *   Orphan Medical, Inc.                                                                2,000              21,280
       *   Orthologic Corp.                                                                   59,400             241,164
       *   Oscient Pharmaceutical Corp.                                                       55,000              90,750
       *   OSI Pharmaceuticals, Inc.                                                          10,300             382,851
       *   Osteotech, Inc.                                                                    21,886              63,251
           Owens & Minor, Inc.                                                                21,200             657,200
       *   Oxigene, Inc.                                                                       8,500              39,015
       *   PacifiCare Health Systems, Inc.                                                    31,300           1,966,579
       *   Pain Therapeutics, Inc.                                                            52,458             275,405
       *   PainCare Holdings, Inc.                                                            57,700             236,570
       *   Palomar Medical Technologies, Inc.                                                  8,800             201,080
       *   Par Pharmaceutical Companies, Inc.                                                 23,000             736,000
       *   Parexel International Corp.                                                        35,500             647,875
       *   PDI, Inc.                                                                          18,366             220,392
       *   Pediatric Services of America, Inc.                                                10,600             139,814
       *   Pediatrix Medical Group, Inc.                                                      17,700           1,303,251
       *   Penwest Pharmaceuticals Co.                                                        25,104             303,256

           Perrigo Co.                                                                        44,300             688,422
       *   Per-Se Technologies, Inc.                                                          21,033             398,996
       *   Pharmaceutical Products Development Service, Inc.                                  15,000             725,700
       *   Pharmacopia Drug Discovery, Inc.                                                   13,750              66,550
       *   Pharmacyclics, Inc.                                                                29,800             238,996
       *   PhotoMedex, Inc.                                                                   26,800              57,352
           PolyMedica Corp.                                                                   16,500             579,150
       *   Possis Medical, Inc.                                                               26,500             279,045
       *   Pozen, Inc.                                                                        29,100             214,467
       *   PRAECIS Pharmaceuticals, Inc.                                                       1,337                 882
       *   Priority Healthcare Corp.                                                          25,968             594,148
       *   Progenics Pharmaceuticals, Inc.                                                    16,752             335,040
       *   Protein Design Labs, Inc.                                                          49,000             935,900
       *   ProxyMed, Inc.                                                                      5,305              33,793
       *   PSS World Medical, Inc.                                                            65,060             763,804
       *   Psychiatric Solutions, Inc.                                                        12,100             495,495
       *   QLT, Inc.                                                                          10,700             110,959
       *   QuadraMed Corp.                                                                    18,800              28,764
       *   Quidel Corp.                                                                       44,900             196,662
     * #   Quigley Corp.                                                                      10,200              90,270
       *   Quinton Cardiology Systems, Inc.                                                   18,491             147,743
       *   Radiation Therapy Services, Inc.                                                      500              10,350
       *   Radiologix, Inc.                                                                   31,300             123,009
       *   Regeneration Technologies, Inc.                                                    43,019             289,518
       *   Regeneron Pharmaceuticals, Inc.                                                    53,475             333,149
       *   RehabCare Group, Inc.                                                              20,900             580,811
       *   Renal Care Group, Inc.                                                              7,050             325,992
       *   Renovis, Inc.                                                                      16,400             217,300
       *   Repligen Corp.                                                                     22,515              51,559
       *   Res-Care, Inc.                                                                     31,149             415,216
       *   ResMed, Inc.                                                                        2,500             156,175
       *   Respironics, Inc.                                                                  11,717             783,164
       *   Rigel Pharmaceuticals, Inc.                                                         2,300              41,147
       *   Rita Medical Systems, Inc.                                                         64,500             171,570
       *   Rochester Medical Corp.                                                             2,400              24,864
       *   Sangamo BioSciences, Inc.                                                          38,200             143,250
       *   Savient Pharmaceuticals, Inc.                                                      38,100             128,016
       *   Schein (Henry), Inc.                                                               20,400             821,916
       *   Schick Technologies, Inc.                                                             500               9,550
       *   Sciclone Pharmaceuticals, Inc.                                                     65,253             162,480
       *   Seattle Genetics, Inc.                                                             61,000             294,630
     * #   Senesco Technologies, Inc.                                                         12,600              27,468
       *   Sequenom, Inc.                                                                      8,700               8,265
       *   SeraCare Life Sciences, Inc.                                                          880              11,906
       *   Serologicals Corp.                                                                 29,200             627,508
       *   SFBC International, Inc.                                                           16,350             572,414
       *   Sierra Health Services, Inc.                                                       19,600           1,294,972
     * #   Sirna Therapeutics, Inc.                                                           50,502             111,104
       *   Sonic Innovations, Inc.                                                            31,035             135,002
       *   SonoSite, Inc.                                                                     18,500             567,950
       *   Sonus Pharmaceuticals, Inc.                                                        31,600             102,384
           Span-American Medical System, Inc.                                                    200               2,060
       *   Specialty Laboratories, Inc.                                                       32,800             269,616
       *   Spectranetics Corp.                                                                25,100             143,321
       *   Spectrum Pharmaceuticals, Inc.                                                     22,700             118,267

       *   SRI/Surgical Express, Inc.                                                          2,900              13,152
       *   Staar Surgical Co.                                                                 33,979             133,537
           Steris Corp.                                                                       52,100           1,260,820
       *   Stratagene Corp.                                                                    2,093              17,937
       *   Strategic Diagnostics, Inc.                                                        30,300              85,143
       *   Sun Healthcare Group, Inc.                                                         15,200             106,400
       *   Suncoast Naturals, Inc.                                                               442                  50
       *   Sunrise Senior Living, Inc.                                                        18,000             938,700
       *   SuperGen, Inc.                                                                     67,765             340,858
       *   SurModics, Inc.                                                                    13,500             532,170
       *   Sybron Dental Specialties, Inc.                                                    21,400             793,298
       *   Symbion, Inc.                                                                       1,487              35,093
       *   Synovis Life Technologies, Inc.                                                    17,300             132,345
       *   Synthetech, Inc.                                                                   10,400               6,271
       *   Tanox, Inc.                                                                        59,000             584,100
       *   Techne Corp.                                                                       14,000             652,400
       *   Telik, Inc.                                                                        16,800             239,568
       *   The Medicines Co.                                                                  23,500             515,590
       *   Theragenics Corp.                                                                  46,400             159,152
       *   Thermo Electron Corp.                                                               2,925              76,986
       *   Third Wave Technologies, Inc.                                                      53,862             202,521
       *   Thoratec Corp.                                                                     60,595             905,289
       *   Titan Pharmaceuticals, Inc.                                                        44,378              95,413
       *   Transgenomic, Inc.                                                                  1,350                 918
       *   Transkaryotic Therapies, Inc.                                                      35,357           1,201,784
       *   Triad Hospitals, Inc.                                                               3,596             182,389
       *   Trimeris, Inc.                                                                     19,473             197,651
       *   TriPath Imaging, Inc.                                                              40,400             347,036
       *   Tripos, Inc.                                                                        7,234              26,042
       *   TriZetto Group, Inc.                                                               46,700             648,196
       *   U.S. Physical Therapy, Inc.                                                        16,700             267,701
       *   United Surgical Partners International, Inc.                                       22,000           1,059,080
       *   United Therapeutics Corp.                                                          17,862             892,386
       *   Urologix, Inc.                                                                     23,612             103,184
           Utah Medical Products, Inc.                                                         2,000              43,520
       *   V.I. Technologies, Inc.                                                             4,176              12,319
           Valeant Pharmaceuticals International                                              30,500             629,215
       *   Varian, Inc.                                                                       30,700           1,142,040
     * #   Vascular Solutions, Inc.                                                           14,400             172,512
       *   Vaxgen, Inc.                                                                       15,000             149,100
       *   VCA Antech, Inc.                                                                   20,500             507,580
       *   Ventana Medical Systems, Inc.                                                      14,400             608,400
       *   Ventiv Health, Inc.                                                                23,900             485,170
       *   Vertex Pharmaceuticals, Inc.                                                       30,400             423,168
       *   Viasys Healthcare, Inc.                                                             7,360             171,120
       *   Vical, Inc.                                                                        30,168             114,638
       *   Vicuron Pharmaceuticals, Inc.                                                      16,000             263,680
       *   Virbac Corp.                                                                        9,500              31,113
       *   Virologic, Inc.                                                                    84,338             230,243
     * #   ViroPharma, Inc.                                                                   18,700              81,345
       *   VistaCare, Inc.                                                                       212               3,782
       *   Vital Images, Inc.                                                                 16,050             286,493
           Vital Signs, Inc.                                                                  11,400             480,738
       *   Vivus, Inc.                                                                        43,600             103,768
       *   WebMD Corp.                                                                         6,500              61,295

           West Pharmaceutical Services, Inc.                                                 17,600             489,984
       *   Wilson Greatbatch Technologies, Inc.                                               28,600             687,544
       *   Wright Medical Group, Inc.                                                         23,000             633,420
           Young Innovations, Inc.                                                             4,500             167,130
       *   Zevex International, Inc.                                                             600               2,463
       *   Zila, Inc.                                                                         54,269             157,380
       *   Zoll Medical Corp.                                                                 12,600             299,124
       *   Zymogenetics, Inc.                                                                 35,500             618,055
                                                                                                       -----------------
Total Health Care
(Cost $97,980,872)                                                                                           144,340,267
                                                                                                       -----------------

Financials -- (10.2%)
           1st Source Corp.                                                                   15,779             343,667
           1st State Bancorp, Inc.                                                             1,400              41,622
           21st Century Insurance Group                                                       40,100             558,593
           ABC Bancorp                                                                         1,008              17,892
     * #   Acacia Research-Acacia Technologies                                                16,490              92,509
       *   Accredited Home Lenders Holding Co.                                                16,100             675,717
       *   ACE Cash Express, Inc.                                                             17,818             388,611
           Advanta Corp. Class A                                                               9,900             227,007
           Advanta Corp. Class B Non-Voting                                                   11,500             283,705
       *   Aether Systems, Inc.                                                               66,310             207,550
       *   Affiliated Managers Group, Inc.                                                    16,500           1,100,550
     * #   Aixtron AG                                                                         19,074              61,800
           Alabama National Bancorporation                                                     9,400             591,072
           Alfa Corp.                                                                         52,148             746,759
       *   Allmerica Financial Corp.                                                          35,800           1,250,136
           Amcore Financial, Inc.                                                             15,961             444,673
           Amegy Bancorporation, Inc.                                                         47,100             838,851
       *   American Independence Corp.                                                         5,224              69,218
       *   American Physicians Capital, Inc.                                                  11,800             408,870
           American Physicians Services Group, Inc.                                              500               6,200
       *   American West Bancorporation                                                        3,926              77,617
           Americana Bancorp                                                                     400               5,724
       *   AmeriCredit Corp.                                                                 110,300           2,743,161
       *   AmeriServe Financial, Inc.                                                         27,110             148,021
           AmerUs Group Co.                                                                   10,000             475,900
           Anchor Bancorp Wisconsin, Inc.                                                     18,909             522,267
       *   Arch Capital Group, Ltd.                                                            2,100              93,765
       *   Argonaut Group, Inc.                                                               35,831             750,301
           Arrow Financial Corp.                                                               2,129              57,483
           ASB Financial Corp.                                                                   200               4,475
           Associated Banc-Corp                                                                2,755              92,072
           ASTA Funding, Inc.                                                                  5,300             147,976
       *   Atlantic American Corp.                                                             5,300              16,006
           Baldwin & Lyons, Inc. Class A                                                         250               6,787
           Baldwin & Lyons, Inc. Class B                                                       4,075             104,727
       *   Bancinsurance Corp.                                                                 2,600              13,520
           BancorpSouth, Inc.                                                                 28,050             626,917
           Bank of Granite Corp.                                                               8,525             154,814
           Bank of The Ozarks, Inc.                                                           10,241             323,820
           BankAtlantic Bancorp, Inc. Class A                                                  8,700             154,338
           BankUnited Financial Corp. Class A                                                 24,059             594,498
           Banner Corp.                                                                        9,110             242,417
           Bay View Capital Corp.                                                              2,337              37,041

           Berkley (W.R.) Corp.                                                               22,612             801,822
           Beverly Hills Bancorp, Inc.                                                         7,711              80,580
       *   BFC Financial Corp.                                                                22,605             204,349
       *   BNCCORP, Inc.                                                                       1,000              14,740
       *   BNS Holding, Inc. Class A                                                           1,280               8,832
           BOK Financial Corp.                                                                 1,621              73,302
           Boston Private Financial Holdings, Inc.                                            15,400             376,992
           Bristol West Holdings, Inc.                                                         1,100              19,030
           Brookline Bancorp, Inc.                                                            30,368             461,594
           Brown & Brown, Inc.                                                                14,100             628,296
           California First National Bancorp                                                   3,400              39,440
           Camco Financial Corp.                                                               1,400              20,202
           Capital Corp. of the West                                                           3,065              74,326
       *   Capital Crossing Bank                                                               5,800             188,384
           Capital Properties, Inc.                                                              550              12,694
           Capitol Bancorp, Ltd.                                                               1,700              52,615
       *   Cardinal Financial Corp.                                                           28,622             260,460
           Cash America International, Inc.                                                   21,200             364,640
           Cathay General Bancorp                                                             20,904             710,736
           Center Financial Corp.                                                              6,200             132,494
           Central Bancorp, Inc.                                                                 300               7,761
       *   Central Coast Bancorp                                                                 756              12,784
           Central Pacific Financial Corp.                                                    16,500             585,750
       *   Ceres Group, Inc.                                                                  49,916             286,019
           CFS Bancorp, Inc.                                                                   8,800             115,368
           Charter Financial Corp.                                                             1,500              52,200
           Chemical Financial Corp.                                                           12,105             387,118
           Chittenden Corp.                                                                   25,645             673,181
           Citizens Banking Corp.                                                             15,825             458,608
           Citizens South Banking Corp.                                                        2,500              31,575
       *   Citizens, Inc.                                                                     56,885             329,364
           City Holding Co.                                                                   13,600             459,408
           City National Corp.                                                                   153              10,868
           Clark, Inc.                                                                        20,548             297,946
       *   CNA Surety Corp.                                                                   49,469             683,662
           CNB Financial Corp.                                                                 2,500              37,562
           CoBiz, Inc.                                                                         2,475              44,500
           Columbia Banking System, Inc.                                                      13,809             339,701
           Commerce Group, Inc.                                                                7,100             423,160
           Commercial Bancshares, Inc.                                                           781              30,451
           Commercial Capital Bancorp, Inc.                                                   21,846             370,290
           Commercial Federal Corp.                                                           15,400             385,154
           Commercial National Financial Corp.                                                   600              12,750
           Community Bancorp, Inc.                                                             1,000              40,500
           Community Bancorp, Inc.                                                               210               6,355
           Community Bank System, Inc.                                                        14,100             328,530
           Community Trust Bancorp, Inc.                                                       3,606             106,774
           Community West Bancshares                                                           2,300              28,014
       *   CompuCredit Corp.                                                                  44,400           1,399,932
           Consolidated-Tokoma Land Co.                                                        1,600             122,800
       *   Consumer Portfolio Services, Inc.                                                  15,600              68,640
           Corus Bankshares, Inc.                                                             15,310             785,709
       *   Credit Acceptance Corp.                                                            40,300             568,633
           CVB Financial Corp.                                                                19,411             357,939
     * #   Danielson Holding Corp.                                                            22,100             359,125

       *   Dearborn Bancorp, Inc.                                                              1,337              36,821
           Delphi Financial Group, Inc. Class A                                               13,950             591,480
           Delta Financial Corp.                                                              16,400             148,420
           Dime Community Bancshares                                                          33,275             502,452
           Donegal Group, Inc. Class A                                                         3,621              66,844
           Donegal Group, Inc. Class B                                                           444               7,313
           Downey Financial Corp.                                                             13,600           1,020,272
           East West Bancorp, Inc.                                                            22,800             766,992
           EFC Bancorp, Inc.                                                                     900              24,300
       *   E-Loan, Inc.                                                                      101,427             289,067
           EMC Insurance Group, Inc.                                                           1,100              19,624
       *   Encore Capital Group, Inc.                                                         19,500             299,520
       *   Epoch Holding Corp.                                                                 2,900              13,050
           ESB Financial Corp.                                                                 2,937              39,121
       *   eSpeed, Inc.                                                                       36,183             310,088
       *   EZCORP, Inc. Class A Non-Voting                                                     1,000               9,510
           F.N.B. Corp.                                                                       12,172             226,156
           FBL Financial Group, Inc. Class A                                                  11,800             315,650
           Federal Agriculture Mortgage Corporation                                           15,500             286,440
           Fidelity Bancorp, Inc.                                                                292               6,142
           Fidelity Bankshares, Inc.                                                          20,474             506,731
           Fidelity Southern Corp.                                                             1,600              25,952
           Financial Federal Corp.                                                            21,200             790,760
       *   Financial Industries Corp.                                                         10,541              90,126
       *   Firebrand Financial Group, Inc.                                                     1,700                 119
       *   First Acceptance Corp.                                                             56,400             504,780
           First Albany Companies, Inc.                                                        4,983              28,652
           First American Corp.                                                                7,600             294,120
           First Bancorp                                                                       1,308              27,337
       *   First Bank of Delaware                                                              2,750               9,075
       *   First Cash Financial Services, Inc.                                                20,300             353,220
           First Charter Corp.                                                                14,600             321,930
           First Commonwealth Financial Corp.                                                 33,253             444,260
           First Community Bancorp                                                            11,045             487,968
           First Community Bancshares, Inc.                                                    9,903             297,882
           First Defiance Financial Corp.                                                        700              18,718
           First Federal Bancshares of Arkansas, Inc.                                          2,400              58,776
           First Federal Bankshares, Inc.                                                        200               4,516
           First Financial Bancorp                                                            24,262             436,716
           First Financial Bankshares, Inc.                                                    2,500             103,850
           First Financial Corp.                                                               1,800              48,780
           First Financial Holdings, Inc.                                                     10,700             304,308
           First Financial Service Corp.                                                         220               5,643
           First Indiana Corp.                                                                12,106             326,257
       *   First Investors Financial Services Group, Inc.                                        400               1,910
           First Keystone Financial, Inc.                                                        200               3,462
       *   First Mariner Bancorp                                                               2,200              36,674
           First Merchants Corp.                                                              13,062             324,852
           First Midwest Bancorp, Inc.                                                        21,422             743,129
           First Mutual Bancshares, Inc.                                                          92               2,272
           First Niagara Financial Group, Inc.                                                57,653             750,642
           First Oak Brook Bancshares, Inc.                                                    6,450             177,955
           First PacTrust Bancorp, Inc.                                                        1,300              32,162
           First Place Financial Corp.                                                        11,067             217,909
           First Republic Bank                                                                17,775             570,222

           First State Bancorporation                                                         13,222             244,078
           First United Corp.                                                                    800              16,192
           First West Virginia Bancorp, Inc.                                                     400               7,920
           FirstBank NW Corp.                                                                    545              14,252
       *   FirstCity Financial Corp.                                                          16,542             215,046
       *   FirstFed Financial Corp.                                                           14,300             774,774
           Flag Financial Corp.                                                                1,600              23,840
           Flagstar Bancorp, Inc.                                                             29,550             583,908
           Flushing Financial Corp.                                                           16,050             271,084
           FNB Corp.                                                                           1,400              25,900
           FNB Corp.                                                                             439              11,787
           FNB Financial Services Corp.                                                        1,275              27,017
           Foothill Independent Bancorp                                                        2,182              44,916
       *   FPIC Insurance Group, Inc.                                                         13,074             389,082
       *   Franklin Bank Corp.                                                                20,500             350,550
           Fremont General Corp.                                                              38,500             828,135
           Fulton Financial Corp.                                                              1,672              36,333
           Gabelli Asset Management, Inc.                                                      3,200             139,680
           Gateway Financial Holdings, Inc.                                                    4,950              89,149
           Glacier Bancorp, Inc.                                                              13,437             313,766
           Gold Banc Corp.                                                                    24,900             345,861
           Great American Financial Resources, Inc.                                            8,200             138,252
           Great Southern Bancorp, Inc.                                                        2,000              62,420
       *   Greater Atlantic Financial Corp.                                                    1,300               7,540
           Greater Bay Bancorp                                                                28,274             710,526
           Greater Communications Bancorp                                                      2,152              34,432
       *   Grubb & Ellis Co.                                                                   5,100              30,600
           GS Financial Corp.                                                                    400               7,162
           Guaranty Bancshares, Inc.                                                             400               8,164
           Guaranty Federal Bancshares, Inc.                                                     900              20,925
           Hancock Holding Co.                                                                18,069             584,713
           Hanmi Financial Corp.                                                               8,500             136,595
           Harbor Florida Bancshares, Inc.                                                    22,100             786,097
           Harleysville Group, Inc.                                                           13,200             268,092
           Harleysville National Corp.                                                        23,243             536,216
           HCC Insurance Holdings, Inc.                                                       12,300             482,283
           Heartland Financial USA, Inc.                                                       8,466             167,457
           Heritage Commerce Corp.                                                             4,700              87,044
           Heritage Financial Corp.                                                            1,000              21,750
           HF Financial Corp.                                                                    770              17,517
           Hilb Rogal Hamilton Co.                                                            19,900             678,391
           HMN Financial, Inc.                                                                 3,600             108,486
           Home Federal Bancorp                                                                  900              21,960
           HopFed Bancorp, Inc.                                                                  500               8,010
           Horace Mann Educators Corp.                                                        17,600             320,320
           Horizon Financial Corp.                                                             6,297             126,570
           Hudson United Bancorp                                                              18,600             635,190
           IBERIABANK Corp.                                                                    6,560             385,990
           ILX Resorts, Inc.                                                                     300               2,943
           Independence Community Bank Corp.                                                  34,971           1,310,713
           Independence Holding Co.                                                            1,584              27,958
           Independent Bank Corp. MA                                                          13,700             382,641
           Independent Bank Corp. MI                                                          15,959             449,086
           Infinity Property & Casualty Corp.                                                  9,300             297,600
           Integra Bank Corp.                                                                 15,355             339,192

           Interchange Financial Services Corp.                                                3,987              72,404
       *   Investment Technology Group, Inc.                                                  41,000             809,340
           Irwin Financial Corp.                                                              15,500             325,345
       *   ITLA Capital Corp.                                                                  2,300             114,586
           Jefferies Group, Inc.                                                              24,600             871,086
       *   Jones Lang LaSalle, Inc.                                                           23,100             979,671
       *   Kennedy-Wilson, Inc.                                                                2,800              28,896
       *   KNBT Bancorp, Inc.                                                                  2,285              34,083
       *   Knight Capital Group, Inc.                                                         87,900             663,645
       *   LaBranche & Co., Inc.                                                               5,300              29,309
           Lakeland Bancorp, Inc.                                                                 89               1,355
           LandAmerica Financial Group, Inc.                                                   8,900             500,180
           Landmark Bancorp, Inc.                                                                120               3,201
           LSB Corp.                                                                           1,100              17,655
           MAF Bancorp, Inc.                                                                  28,320           1,205,299
           Main Street Banks, Inc.                                                            18,874             497,707
           MASSBANK Corp.                                                                        900              32,085
       *   Matrix Bancorp, Inc.                                                                2,700              34,560
           MB Financial, Inc.                                                                 15,900             607,221
           MBT Financial Corp.                                                                14,583             278,827
           MCG Capital Corp.                                                                  11,300             180,800
       *   Meadowbrook Insurance Group, Inc.                                                  42,400             218,360
           Medallion Finanacial Corp.                                                         12,600             116,676
           Mercantile Bank Corp.                                                               2,315              94,568
           Merchants Bancshares, Inc.                                                          3,250              86,060
           Merchants Group, Inc.                                                               1,400              35,140
           Meta Financial Group, Inc.                                                            600              12,660
       *   Metris Companies, Inc.                                                             65,300             847,594
           MetroCorp. Bancshares, Inc.                                                         1,400              29,120
           MFB Corp.                                                                             200               5,254
           MicroFinancial, Inc.                                                               12,500              48,625
           Mid Penn Bancorp, Inc.                                                                210               5,271
           Midland Co.                                                                         4,000             127,800
           Mid-State Bancshares                                                               19,232             514,841
           Midwest Banc Holdings, Inc.                                                        14,550             291,000
           Nara Bancorp, Inc.                                                                 13,035             181,056
           National Penn Bancshares, Inc.                                                     19,196             454,561
           National Security Group, Inc.                                                       1,000              21,010
       *   National Western Life Insurance Co. Class A                                         1,700             311,737
       *   Navigators Group, Inc.                                                             14,918             495,874
           NBT Bancorp, Inc.                                                                  17,538             415,651
           NetBank, Inc.                                                                      28,156             233,976
           New Hampshire Thrift Bancshares, Inc.                                                 200               3,230
           NewMil Bancorp, Inc.                                                                1,600              48,800
       *   Newtek Business Services, Inc.                                                     53,457             138,454
           North Central Bancshares, Inc.                                                        400              15,496
           Northeast Bancorp                                                                     200               4,384
           Northrim BanCorp, Inc.                                                              2,630              60,148
           Northway Financial, Inc.                                                              200               6,398
           Northwest Bancorp, Inc.                                                            27,846             554,135
           Norwood Financial Corp.                                                               300              10,227
           NYMAGIC, Inc.                                                                       5,500             112,475
           Oak Hill Financial, Inc.                                                            1,200              31,116
           OceanFirst Financial Corp.                                                         11,429             245,723
       *   Ocwen Financial Corp.                                                              78,500             567,555

       #   Odyssey Re Holdings Corp.                                                          34,000             819,740
           Ohio Casualty Corp.                                                                54,600           1,304,940
           Old National Bancorp                                                               27,500             545,325
           Pacific Capital Bancorp                                                            36,977           1,249,823
       *   Pacific Mercantile Bancorp                                                          4,200              59,287
       *   Pacific Premier Bancorp, Inc.                                                       4,020              42,097
           Parkvale Financial Corp.                                                            1,200              33,360
           Partners Trust Financial Group, Inc.                                                4,719              48,700
       *   Penn Treaty American Corp.                                                         45,600             101,688
           Pennfed Financial Services, Inc.                                                    1,600              23,232
           Peoples Community Bancorp                                                           1,100              23,705
           PFF Bancorp, Inc.                                                                  14,070             408,593
       *   Philadelphia Consolidated Holding Corp.                                            16,699           1,377,167
           Pinnacle Bancshares, Inc.                                                             100               1,411
       *   Pinnacle Financial Partners, Inc.                                                  11,120             248,421
       *   Piper Jaffray Companies, Inc.                                                      16,700             472,109
       *   PMA Capital Corp. Class A                                                          46,000             341,780
           Pocahontas Bancorp, Inc.                                                            1,600              22,400
       *   Premier Financial Bancorp                                                             100               1,087
           Presidential Life Corp.                                                            22,575             342,011
           Princeton National Bancorp, Inc.                                                    1,400              43,050
           PrivateBancorp, Inc.                                                                3,600             121,644
       *   ProAssurance Corp.                                                                 25,600           1,001,472
           Prosperity Bancshares, Inc.                                                        18,037             489,163
           Provident Bancorp, Inc.                                                            32,285             378,057
           Provident Bankshares Corp.                                                         15,781             499,311
           Provident Financial Holdings, Inc.                                                  1,350              37,557
           Provident Financial Services, Inc.                                                  6,699             119,108
       *   PSB Bancorp, Inc.                                                                     500               6,115
           Pulaski Financial Corp.                                                             1,400              31,206
           Renasant Corp.                                                                      2,250              68,445
           Republic Bancorp, Inc.                                                             39,069             539,348
           Republic Bancorp, Inc. Class A                                                      1,102              25,148
       *   Republic First Bancorp, Inc.                                                        3,080              41,026
       *   Rewards Network, Inc.                                                              28,600             146,146
           Riverview Bancorp, Inc.                                                               900              19,350
           RLI Corp.                                                                          12,100             529,254
       *   RTW, Inc.                                                                           2,000              19,400
           S&T Bancorp, Inc.                                                                  11,868             417,160
           Salisbury Bancorp, Inc.                                                               200               8,100
           Sanders Morris Harris Group, Inc.                                                  21,000             343,350
           Sandy Spring Bancorp, Inc.                                                         11,950             396,740
       *   SCPIE Holdings, Inc.                                                                  900              10,098
           Seacoast Banking Corp. of Florida                                                  11,701             237,179
       *   Security National Financial Corp. Class A                                           1,852               6,149
           Selective Insurance Group, Inc.                                                    11,600             558,308
       *   Siebert Financial Corp.                                                             8,500              25,075
           Simmons First National Corp. Class A                                               11,102             272,443
           Sky Financial Group, Inc.                                                           1,638              47,158
           Sound Federal Bancorp, Inc.                                                         5,558              88,483
           South Financial Group, Inc.                                                        17,434             475,076
           Southern Missouri Bancorp, Inc.                                                       400               6,000
           Southwest Bancorp, Inc.                                                             8,555             154,845
           Southwest Georgia Financial Corp.                                                   1,320              30,360
       *   Standard Management Corp.                                                           2,900               5,220

           State Auto Financial Corp.                                                         22,400             604,800
           State Financial Services Corp. Class A                                              4,000             158,800
           Sterling Bancorp                                                                   13,843             292,779
           Sterling Bancshares, Inc.                                                          36,250             493,000
       *   Sterling Financial Corp.                                                           19,790             699,576
           Stewart Information Services Corp.                                                 13,400             525,950
       *   Stifel Financial Corp.                                                             14,200             299,904
       *   Stratus Properties, Inc.                                                            2,150              35,862
       *   Sun Bancorp, Inc.                                                                  21,573             447,424
       *   Superior Essex, Inc.                                                               17,644             295,890
           Susquehanna Bancshares, Inc.                                                       19,154             435,945
       *   SVB Financial Group                                                                26,200           1,251,312
       *   SVB Financial Services, Inc.                                                          231               4,645
           SWS Group, Inc.                                                                    12,698             201,263
           Synergy Financial Group, Inc.                                                       7,400              89,392
           Teche Holding Co.                                                                     400              14,460
       *   Tejon Ranch Co.                                                                     7,100             368,490
           Texas Regional Banchshares, Inc. Class A                                           24,567             707,284
           Texas United Bancshares, Inc.                                                         575               9,999
           TF Financial Corp.                                                                    400              11,600
       *   The Banc Corp.                                                                     27,480             288,540
           The Colonial BancGroup, Inc.                                                        2,096              46,720
           The Phoenix Companies, Inc.                                                        40,100             461,150
           TierOne Corp.                                                                      15,246             367,810
           Timberland Bancorp, Inc.                                                            1,500              34,515
       *   Tradestation Group, Inc.                                                           33,100             243,947
       *   Trammell Crow Co.                                                                  41,300             931,315
       *   Triad Guaranty, Inc.                                                               11,674             632,731
           Trico Bancshares                                                                    2,400              48,960
           TrustCo Bank Corp. NY                                                               8,160             101,592
           Trustmark Corp.                                                                    30,734             878,070
           UCBH Holdings, Inc.                                                                31,600             540,360
           UICI                                                                               39,400             990,910
           UMB Financial Corp.                                                                 8,505             473,728
           Umpqua Holdings Corp.                                                              26,965             628,554
       *   Unico American Corp.                                                                1,200              10,980
           Union Community Bancorp                                                               400               6,592
       *   United America Idemnity, Ltd.                                                       6,536             111,439
           United Bankshares, Inc.                                                            19,607             655,854
           United Community Banks, Inc.                                                       18,673             466,452
           United Community Financial Corp.                                                   22,500             236,475
           United Financial Corp.                                                                165               4,038
       *   United Financial Mortgage Corp.                                                     6,200              26,846
           United Fire & Casualty Co.                                                            600              23,622
       *   United PanAm Financial Corp.                                                        6,500             154,830
           Unity Bancorp, Inc.                                                                 2,535              31,054
       *   Universal American Financial Corp.                                                 59,200           1,121,248
           Unizan Financial Corp.                                                             10,573             269,506
       *   USA Mobility, Inc.                                                                 21,000             555,660
           USB Holding Co., Inc.                                                               4,074              86,084
           Vesta Insurance Group, Inc.                                                        26,000              65,520
           Waddell & Reed Financial, Inc.                                                      8,900             170,613
           Washington Banking Co.                                                              1,349              19,291
           Washington Savings Bank, FSB                                                          500               4,330
           Washington Trust Bancorp, Inc.                                                     11,554             325,707

           Webster Financial Corp.                                                             3,036             142,388
           Wesbanco, Inc.                                                                     14,700             434,679
           West Bancorporation                                                                12,071             214,985
           West Coast Bancorp                                                                 13,060             284,186
           Westamerica Bancorporation                                                            513              27,009
           Westbank Corp.                                                                        661              11,131
           Westcorp, Inc.                                                                     13,560             656,846
           Westwood Holdings Group, Inc.                                                       1,603              27,075
       *   WFS Financial, Inc.                                                                23,600           1,150,500
           Willow Grove Bancorp, Inc.                                                          5,100              77,755
       *   Wilshire Enterprises, Inc.                                                            800               6,000
           Wintrust Financial Corp.                                                           12,950             648,406
       *   World Acceptance Corp.                                                             22,900             596,545
           WVS Financial Corp.                                                                   500               8,550
           Yardville National Bancorp                                                          7,100             240,761
           Zenith National Insurance Corp.                                                     2,500             158,375
                                                                                                       -----------------
Total Financials
(Cost $71,005,288)                                                                                           108,713,599
                                                                                                       -----------------

Energy -- (6.9%)
       *   Abraxas Petroleum Corp.                                                             1,500               4,110
           Arch Coal, Inc.                                                                    22,100           1,070,745
       *   ATP Oil & Gas Corp.                                                                28,200             594,738
       *   Atwood Oceanics, Inc.                                                              14,389             824,346
           Barnwell Industries, Inc.                                                             400              24,500
           Berry Petroleum Corp. Class A                                                      22,500           1,070,100
       *   Bolt Technology Corp.                                                               2,300              13,455
       *   Brigham Exploration Co.                                                            55,900             472,914
           Cabot Oil & Gas Corp.                                                              29,450             923,257
       *   Cal Dive International, Inc.                                                       26,400           1,198,560
       *   Callon Petroleum Co.                                                               24,900             352,335
           CARBO Ceramics, Inc.                                                                7,600             544,464
       *   Carrizo Oil & Gas, Inc.                                                             8,500             128,180
           Castle Energy Corp.                                                                 4,900              63,700
       *   Cheniere Energy, Inc.                                                              23,000             673,900
           Chesapeake Energy Corp.                                                           146,800           3,004,996
     * #   Cimarex Energy Co.                                                                  8,406             316,318
       *   Clayton Williams Energy, Inc.                                                       6,700             183,044
       *   Comstock Resources, Inc.                                                           33,100             755,342
       *   Dawson Geophysical Co.                                                              1,900              39,520
       *   Delta Petroleum Corp.                                                              49,900             569,858
       *   Denbury Resources, Inc.                                                            42,530           1,360,109
       *   Dril-Quip, Inc.                                                                    23,400             639,990
       *   Edge Petroleum Corp.                                                               21,600             294,408
       *   Encore Acquisition Co.                                                             28,200           1,051,860
       *   Endeavour International Corp.                                                      90,200             296,758
       *   Energy Partners, Ltd.                                                              37,000             845,450
           ENSCO International, Inc.                                                           6,049             201,432
       *   Forest Oil Corp.                                                                   34,130           1,357,009
           Frontier Oil Corp.                                                                 17,000             831,470
       *   Giant Industries, Inc.                                                             16,300             469,603
       *   Goodrich Petroleum Corp.                                                           17,400             308,154
       *   Grey Wolf, Inc.                                                                   144,700             950,679
           Gulf Island Fabrication, Inc.                                                      13,541             272,174
       *   Gulfmark Offshore, Inc.                                                            26,000             651,560

       *   Hanover Compressor Co.                                                             73,600             767,648
       *   Harvest Natural Resources, Inc.                                                    49,684             538,575
           Helmerich & Payne, Inc.                                                            19,000             787,930
           Holly Corp.                                                                        20,000             764,600
       *   Houston Exploration Co.                                                            24,547           1,251,161
       *   Hydril Co.                                                                         11,600             602,156
       *   Infinity, Inc.                                                                     15,700             129,525
       *   Input/Output, Inc.                                                                100,600             596,558
       *   KCS Energy, Inc.                                                                   27,800             390,590
       *   Key Energy Group, Inc.                                                            100,300           1,102,297
     * #   KFX, Inc.                                                                          53,700             707,229
       *   Lone Star Technologies, Inc.                                                       26,100           1,081,845
           Lufkin Industries, Inc.                                                             8,600             247,938
       *   Magnum Hunter Resources, Inc.                                                      68,700           1,062,102
           Maritrans, Inc.                                                                     1,700              40,613
           MarkWest Hydrocarbon, Inc.                                                          2,904              63,423
           Massey Energy Co.                                                                  24,830           1,003,877
       *   Matrix Service Co.                                                                 25,100             103,663
       *   Maverick Tube Corp.                                                                36,800           1,111,728
     * #   McMoran Exploration Co.                                                            18,400             340,584
       *   Meridian Resource Corp.                                                            88,900             402,717
       *   Mission Resources Corp.                                                            57,800             408,646
       *   Mitcham Industries, Inc.                                                           14,196              99,656
       *   NATCO Group, Inc. Class A                                                          19,200             206,592
       *   National-Oilwell, Inc.                                                             13,536             609,120
       *   Newfield Exploration Co.                                                              342              13,150
       *   Newpark Resources, Inc.                                                           114,100             696,010
           Noble Energy, Inc.                                                                 18,227           1,355,546
       *   NS Group, Inc.                                                                     25,000             720,500
       *   Oceaneering International, Inc.                                                    22,700             828,550
       *   Offshore Logistics, Inc.                                                           22,300             698,436
       *   Oil States International, Inc.                                                     43,800           1,014,408
     * #   OMNI Energy Services Corp.                                                          1,200               1,956
           Overseas Shipholding Group, Inc.                                                   12,000             733,200
       *   Parallel Petroleum Corp.                                                           40,390             275,056
       *   Parker Drilling Co.                                                               111,600             636,120
           Patterson-UTI Energy, Inc.                                                         31,249             827,786
           Penn Virginia Corp.                                                                10,220             421,779
       *   Petroleum Development Corp.                                                        20,400             533,052
       *   Pioneer Drilling Co.                                                                1,600              22,384
       *   Plains Exploration & Production Co.                                                64,371           1,966,534
           Pogo Producing Co.                                                                  6,800             336,192
       *   Pride International, Inc.                                                          37,000             834,350
           Range Resources Corp.                                                              52,500           1,212,750
       *   Remington Oil & Gas Corp.                                                          23,500             728,500
       *   Rentech, Inc.                                                                      47,350              70,078
           Resource America, Inc.                                                             15,800             536,884
           Rowan Companies, Inc.                                                               6,500             178,750
       *   Royale Energy, Inc.                                                                 2,974              16,238
           RPC, Inc.                                                                          13,200             194,964
       *   Seabulk International, Inc.                                                        23,933             469,326
       *   SEACOR Holdings, Inc.                                                              15,900             923,154
       *   Southwestern Energy Co.                                                            25,400           1,772,920
       *   Spinnaker Exploration Co.                                                          29,200             895,564
           St. Mary Land & Exploration Co.                                                   102,265           2,660,935

       *   Stone Energy Corp.                                                                 27,384           1,178,334
       *   Superior Energy Services, Inc.                                                     62,100             971,865
       *   Swift Energy Corp.                                                                 30,500           1,041,575
       *   Syntroleum Corp.                                                                   44,683             387,402
       *   Tel Offshore Trust                                                                    998               7,255
           Tesoro Petroleum Corp.                                                             51,700           2,254,120
     * #   Teton Petroleum Co.                                                                14,400              50,400
       *   TETRA Technologies, Inc.                                                           26,150             721,740
       *   Tipperary Corp.                                                                     4,600              21,482
       *   Toreador Resources Corp.                                                            3,200              68,736
       *   TransMontaigne, Inc.                                                               54,676             452,717
     * #   Tri-Valley Corp.                                                                   16,100             192,234
     * #   U.S. Energy Corp. Wyoming                                                           5,600              22,512
       *   Unit Corp.                                                                         35,000           1,365,700
       *   Universal Compression Holdings, Inc.                                               27,900             954,180
           USEC, Inc.                                                                         35,463             484,070
       *   Veritas DGC, Inc.                                                                  36,100             974,700
           Vintage Petroleum, Inc.                                                            51,700           1,427,954
           Western Gas Resources, Inc.                                                        16,000             513,120
       *   Westmoreland Coal Co.                                                               6,800             146,064
       *   W-H Energy Services, Inc.                                                          34,000             736,780
       *   Whiting Petroleum Corp.                                                             2,664              92,121
           World Fuel Services Corp.                                                          17,800             469,030
                                                                                                       -----------------
Total Energy
(Cost $35,218,390)                                                                                            72,888,974
                                                                                                       -----------------

Materials -- (4.8%)
       *   AEP Industries, Inc.                                                               10,400             179,192
           Airgas, Inc.                                                                       59,500           1,428,000
       *   AK Steel Holding Corp.                                                            113,200             865,980
           Albemarle Corp.                                                                    18,400             699,936
       *   Aleris International, Inc.                                                         28,386             676,155
           Allegheny Technologies, Inc.                                                       24,079             511,920
           AMCOL International Corp.                                                          21,000             407,400
       *   American Pacific Corp.                                                              2,900              23,490
           American Vanguard Corp.                                                             5,132              91,863
           Applied Extrusion Technologies, Inc.                                                  156                   0
           Aptargroup, Inc.                                                                   16,500             825,000
           Arch Chemicals, Inc.                                                               15,340             361,564
           Atlantis Plastics, Inc.                                                             3,400              21,114
       *   Badger Paper Mills, Inc.                                                              300               1,002
           Bairnco Corp.                                                                       2,000              22,340
           Balchem Corp.                                                                       2,700              74,790
       *   Brush Engineered Materials, Inc.                                                   24,700             350,246
       *   Buckeye Technologies, Inc.                                                         49,400             408,538
           Calgon Carbon Corp.                                                                34,700             309,177
           Cambrex Corp.                                                                      25,300             457,930
       *   Caraustar Industries, Inc.                                                         35,300             370,650
           Carpenter Technology Corp.                                                         14,800             799,200
       *   Castle (A.M. ) & Co.                                                                7,800             109,122
       *   Century Aluminum Co.                                                               27,641             619,435
       *   CFC International, Inc.                                                               100               1,843
           Chesapeake Corp.                                                                   15,225             317,746
           Cleveland-Cliffs, Inc.                                                             21,100           1,237,093
       *   Coeur d'Alene Mines Corp.                                                         225,600             751,248

           Commercial Metals Co.                                                              40,600           1,062,096
           Compass Minerals International, Inc.                                                  300               6,759
       *   Constar International, Inc.                                                        10,700              34,240
       *   Continental Materials Corp.                                                         1,000              31,190
     * #   Core Molding Technologies, Inc.                                                     1,800              16,920
           Crompton Corp.                                                                     46,772             717,950
       *   Crown Holdings, Inc.                                                               73,800           1,098,882
           Cytec Industries, Inc.                                                             21,300             887,358
           Deltic Timber Corp.                                                                10,700             414,090
       *   Devcon International Corp.                                                            600               7,050
           Eagle Materials, Inc.                                                               9,900             867,933
           Eagle Materials, Inc. Class B                                                       6,700             569,835
           Ferro Corp.                                                                        20,400             392,496
           Florida Rock Industries, Inc.                                                      20,825           1,362,996
       *   FMC Corp.                                                                          21,057           1,167,611
           Fuller (H.B.) Co.                                                                  13,900             450,360
           Georgia Gulf Corp.                                                                 31,600           1,004,248
           Gibraltar Industries, Inc.                                                         17,850             349,146
           Glatfelter (P.H.) Co.                                                              33,800             378,560
       *   Graphic Packaging Corp.                                                           110,700             415,125
           Great Lakes Chemical Corp.                                                         23,600             800,040
           Hawkins, Inc.                                                                       3,200              39,360
       *   Headwaters, Inc.                                                                   27,300             903,084
       *   Hecla Mining Co.                                                                   85,737             384,102
       *   Hercules, Inc.                                                                     33,900             468,498
           Kronos Worldwide, Inc.                                                              2,772              87,595
       *   Landec Corp.                                                                       39,094             234,173
       *   Lesco, Inc.                                                                         9,100             122,850
           Longview Fibre Co.                                                                 40,200             802,794
           Louisiana-Pacific Corp.                                                            61,400           1,546,052
           Lyondell Chemical Co.                                                              31,860             756,356
           MacDermid, Inc.                                                                    19,000             553,090
       *   Material Sciences Corp.                                                            22,700             276,940
       *   Maxxam, Inc.                                                                        3,900              90,675
           Metal Management, Inc.                                                             32,600             598,862
       *   Metals USA, Inc.                                                                   26,115             552,855
           Minerals Technologies, Inc.                                                        14,200             955,660
       *   Mines Management, Inc.                                                                300               1,713
       *   Mod-Pac Corp.                                                                       1,350              21,531
       *   Mod-Pac Corp. Class B                                                                 168               2,486
           Myers Industries, Inc.                                                             25,370             282,876
       *   Nanophase Technologies Corp.                                                       21,500             140,180
       *   NewMarket Corp.                                                                    20,500             278,595
           Niagara Corp.                                                                         900               7,695
       *   NL Industries, Inc.                                                                16,000             243,200
           NN, Inc.                                                                           10,200             129,438
           Northern Technologies International Corp.                                           5,100              24,990
       *   Northwest Pipe Co.                                                                  3,900              86,424
           Olin Corp.                                                                         18,900             354,753
       *   Olympic Steel, Inc.                                                                15,700             246,490
       *   OM Group, Inc.                                                                     31,900             803,880
       *   OMNOVA Solutions, Inc.                                                              9,400              38,164
       *   Oregon Steel Mills, Inc.                                                           37,100             655,186
       *   Owens-Illinois, Inc.                                                               73,200           1,881,972
           Packaging Dynamics Corp.                                                            3,440              48,504

           Penford Corp.                                                                         500               7,745
       *   PolyOne Corp.                                                                      54,300             364,896
           Pope & Talbot, Inc.                                                                15,600             172,068
           Potlatch Corp.                                                                     13,900             718,491
           Quaker Chemical Corp.                                                               8,980             158,946
           Quanex Corp.                                                                       13,950             723,866
           Reliance Steel & Aluminum Co.                                                      16,100             619,689
           Roanoke Electric Steel Corp.                                                          800              16,040
           Rock of Ages Corp.                                                                  1,600               9,712
           Rock-Tenn Co. Class A                                                              26,800             308,468
           Royal Gold, Inc.                                                                   13,200             231,660
       *   RTI International Metals, Inc.                                                     29,000             794,310
           Ryerson Tull, Inc.                                                                 18,500             281,570
           Schnitzer Steel Industries, Inc. Class A                                           13,450             310,964
           Schulman (A.), Inc.                                                                23,600             386,096
           Schweitzer-Maudoit International, Inc.                                             10,700             320,679
       *   Scotts Co. Class A                                                                 12,000             851,640
           Sensient Technologies Corp.                                                        21,200             431,420
           Silgan Holdings, Inc.                                                               7,100             404,700
       *   Southwall Technologies, Inc.                                                          800               1,072
           Spartech Corp.                                                                     17,300             349,979
           Steel Dynamics, Inc.                                                               36,800             989,552
           Steel Technologies, Inc.                                                            9,400             188,000
       *   Stillwater Mining Co.                                                              71,800             484,650
           Summa Industries, Inc.                                                              3,100              23,870
       *   Symyx Technologies, Inc.                                                           16,981             432,676
       *   Terra Industries, Inc.                                                             83,200             528,320
           Texas Industries, Inc.                                                             10,500             483,210
       *   The Mosaic Co.                                                                     39,168             512,317
     * #   Titanium Metals Corp.                                                               5,850             248,859
       *   U.S. Concrete, Inc.                                                                43,218             264,494
       *   Universal Stainless & Alloy Products, Inc.                                          5,100              64,005
           Valhi, Inc.                                                                        16,900             313,326
           Vulcan International Corp.                                                            200               9,820
           Wausau-Mosinee Paper Corp.                                                         38,500             481,250
       *   Webco Industries, Inc.                                                                200               1,150
           Wellman, Inc.                                                                      24,500             275,380
       *   Williams Industries, Inc.                                                           1,500               5,229
           Worthington Industries, Inc.                                                       30,770             515,705
     * #   Zoltek Companies, Inc.                                                             22,500             224,100
                                                                                                       -----------------
Total Materials
(Cost $31,715,325)                                                                                            51,087,806
                                                                                                       -----------------

Consumer Staples -- (3.2%)
       *   7-Eleven, Inc.                                                                     54,100           1,614,885
       *   Alico, Inc.                                                                           700              36,050
           Alliance One International, Inc.                                                   67,600             433,316
       #   American Italian Pasta Co.                                                         14,000             322,140
       *   Atlantic Premium Brands, Ltd.                                                       2,500               2,875
       *   Boston Beer Co., Inc. Class A                                                       9,300             196,323
       *   Bridgford Foods Corp.                                                               1,000               7,760
           Calavo Growers, Inc.                                                                4,400              45,729
           Cal-Maine Foods, Inc.                                                              17,800             115,522
           Casey's General Stores, Inc.                                                       26,700             481,668
           CCA Industries, Inc.                                                                3,660              36,783

       *   Central European Distribution Corp.                                                13,650             455,227
       *   Central Garden & Pet Co.                                                           16,800             745,080
       *   Chattem, Inc.                                                                      23,000             986,700
           Chiquita Brands International, Inc.                                                34,200             994,536
           Church & Dwight Co., Inc.                                                          18,100             654,496
           Corn Products International, Inc.                                                  25,600             565,504
       *   Cruzan International, Inc.                                                            200               2,790
       *   Darling International, Inc.                                                        73,400             273,048
           Delta & Pine Land Co.                                                              14,800             399,600
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                     9,900             803,385
       *   Elizabeth Arden, Inc.                                                              22,300             468,746
           Farmer Brothers Co.                                                                 3,000              72,000
           Flowers Foods, Inc.                                                                24,150             788,497
       *   Foodarama Supermarkets, Inc.                                                          100               3,100
       *   Fresh Brands, Inc.                                                                  1,200               8,088
     * #   Great Atlantic & Pacific Tea Co., Inc.                                             47,500           1,184,175
       *   Green Mountain Coffee, Inc.                                                         8,742             290,846
       *   Griffin Land & Nurseries, Inc. Class A                                              1,200              28,800
       *   Hain Celestial Group, Inc.                                                         28,551             513,918
       *   Hines Horticulture, Inc.                                                            7,100              25,205
           Imperial Sugar Co. (New)                                                           15,430             237,622
           Ingles Market, Inc. Class A                                                         7,100              89,744
     * #   Integrated Biopharma, Inc.                                                         10,200              45,390
           Inter Parfums, Inc.                                                                 8,465             150,254
       *   Interstate Bakeries Corp.                                                          37,200             243,288
           J & J Snack Foods Corp.                                                            12,118             598,144
           J. M. Smucker Co.                                                                  10,434             519,718
       *   Katy Industries, Inc.                                                                 300               1,047
           Lancaster Colony Corp.                                                             18,720             822,557
           Lance, Inc.                                                                        29,600             523,328
           Longs Drug Stores Corp.                                                            20,800             853,632
       *   M&F Worldwide Corp.                                                                27,300             349,167
       #   Mannatech, Inc.                                                                    10,200             164,322
       *   Maui Land & Pineapple Co., Inc.                                                     7,700             318,087
     * #   Medifast, Inc.                                                                     11,305              34,706
           MGP Ingredients, Inc.                                                               5,500              45,980
       *   Monterey Pasta Co.                                                                 20,400              61,608
           Nash Finch Co.                                                                     11,300             402,054
       *   National Beverage Corp.                                                             7,800              63,960
       *   Natrol, Inc.                                                                        5,100              14,280
           Nature's Sunshine Products, Inc.                                                    9,059             149,202
       *   NBTY, Inc.                                                                         51,300           1,140,912
       *   NeighborCare, Inc.                                                                 29,700             891,297
           Nu Skin Enterprises, Inc. Class A                                                  19,000             429,210
           Oil-Dri Corp. of America                                                              800              13,680
       *   Omega Protein Corp.                                                                34,771             246,874
     * #   Parlux Fragrances, Inc.                                                            13,500             337,230
       *   Pathmark Stores, Inc.                                                              44,900             401,855
       *   Peet's Coffee & Tea, Inc.                                                          14,500             411,655
       *   Performance Food Group Co.                                                         35,700             966,042
           Pilgrim's Pride Corp.                                                              26,000             916,500
       *   Playtex Products, Inc.                                                             53,500             576,730
       *   PriceSmart, Inc.                                                                   28,350             198,450
           Pyramid Breweries, Inc.                                                             5,400              10,202
           Ralcorp Holdings, Inc.                                                             23,300             888,662

     * #   Redhook Ale Brewery, Inc.                                                           5,500              16,775
           Reliv International, Inc.                                                          10,393             109,126
       *   Revlon, Inc.                                                                       98,972             293,947
           Ruddick Corp.                                                                      28,600             687,258
       *   San Filippo (John B.) & Son, Inc.                                                  11,300             238,995
           Sanderson Farms, Inc.                                                              11,400             432,060
       *   Scheid Vineyards, Inc.                                                              2,700              15,660
           Scope Industries                                                                      400              27,960
           Seaboard Corp.                                                                        270             363,150
       *   Seneca Foods Corp. Class B                                                            400               6,610
       *   Smart & Final Food, Inc.                                                           31,900             346,115
       *   Smithfield Foods, Inc.                                                              3,600             107,388
       *   Spartan Stores, Inc.                                                               29,820             384,678
       *   Spectrum Brands, Inc.                                                              18,800             695,036
       *   Star Scientific, Inc.                                                              69,417             402,619
           Stephan Co.                                                                           900               4,005
           Tasty Baking Co.                                                                    7,600              60,800
           The Topps Co., Inc.                                                                36,100             336,452
       *   Tofutti Brands, Inc.                                                                  800               2,520
           Tootsie Roll Industries, Inc.                                                      15,226             471,245
       *   United Natural Foods, Inc.                                                         22,400             726,656
           United-Guardian, Inc.                                                                 900               6,822
           Universal Corp.                                                                    11,000             488,400
     * #   USANA Health Services, Inc.                                                         9,300             408,270
           Vector Group, Ltd.                                                                  5,735              98,355
       *   Vermont Pure Holdings, Ltd.                                                         2,300               4,186
           Village Super Market, Inc.                                                            700              31,185
       *   Vita Food Products, Inc.                                                            1,600               3,600
           WD-40 Co.                                                                          10,400             301,392
       *   Weider Nutrition International, Inc.                                                3,900              15,912
           Weis Markets, Inc.                                                                 14,393             528,799
       *   Wild Oats Markets, Inc.                                                            37,500             421,500
     * #   Winn-Dixie Stores, Inc.                                                           153,600             161,280
                                                                                                       -----------------
Total Consumer Staples
(Cost $20,864,669)                                                                                            33,872,937
                                                                                                       -----------------

Utilities -- (2.4%)
       *   Allegheny Energy, Inc.                                                             91,300           2,207,634
           ALLETE, Inc.                                                                       19,600             940,800
           American States Water Co.                                                          12,766             357,193
       *   Aquila, Inc.                                                                      213,800             799,612
           Artesian Resources Corp. Class A                                                    1,462              47,179
           Atmos Energy Corp.                                                                 14,100             398,889
           Avista Corp.                                                                       18,900             333,207
       *   BayCorp Holdings, Ltd.                                                                239               3,310
           BIW, Ltd.                                                                           2,200              40,040
           Black Hills Corp.                                                                  12,800             468,736
           California Water Service Group                                                     15,153             546,720
     * #   Calpine Corp.                                                                     396,300           1,180,974
           Cascade Natural Gas Corp.                                                           7,400             142,228
           Central Vermont Public Service Corp.                                                9,400             197,400
           CH Energy Group, Inc.                                                               5,200             235,040
           Chesapeake Utilities Corp.                                                          2,400              69,168
           Cleco Corp.                                                                        19,500             407,355
       *   CMS Energy Corp.                                                                  115,106           1,522,852

           Connecticut Water Services, Inc.                                                    1,800              45,036
           Delta Natural Gas Co., Inc.                                                         1,300              33,436
           Duquesne Light Holdings, Inc.                                                      26,200             498,586
       *   Dynegy, Inc.                                                                      216,500           1,006,725
       *   El Paso Electric Co.                                                               55,900           1,121,913
           Empire District Electric Co.                                                       19,100             438,918
           Energen Corp.                                                                      12,500             814,750
       *   Energy West, Inc.                                                                   3,100              25,420
           EnergySouth, Inc.                                                                   4,850             130,562
           Florida Public Utilities Co.                                                          566              10,018
           Green Mountain Power Corp.                                                          2,100              61,362
           IDACORP, Inc.                                                                      17,300             489,936
           Laclede Group, Inc.                                                                13,200             394,680
           MGE Energy, Inc.                                                                    9,840             354,240
           Middlesex Water Co.                                                                   666              12,880
           New Jersey Resources Corp.                                                         14,800             667,480
           Nicor, Inc.                                                                        15,300             604,350
           Northwest Natural Gas Co.                                                          10,800             390,960
           NorthWestern Corp.                                                                 18,212             527,784
           Otter Tail Corp.                                                                   12,000             305,520
           Peoples Energy Corp.                                                               14,800             632,700
           Piedmont Natural Gas Co.                                                            7,600             185,896
           PNM Resources, Inc.                                                                21,750             633,795
       *   Reliant Energy, Inc.                                                               62,500             768,750
           RGC Resources, Inc.                                                                   600              16,164
           SEMCO Energy, Inc.                                                                 12,700              69,596
     * #   Sierra Pacific Resources                                                          101,400           1,211,730
           South Jersey Industries, Inc.                                                       6,058             343,489
       *   Southern Union Co.                                                                 50,658           1,239,616
           Southwest Gas Corp.                                                                14,600             364,708
           Southwest Water Co.                                                                12,791             136,096
           UGI Corp.                                                                          26,000             689,260
           UIL Holdings Corp.                                                                  5,489             284,550
           Unisource Energy Corp.                                                             13,000             374,010
           Westar Energy, Inc.                                                                17,200             396,804
           WGL Holdings, Inc.                                                                 20,200             657,308
                                                                                                       -----------------
Total Utilities
(Cost $17,619,471)                                                                                            25,837,365
                                                                                                       -----------------

Telecommunication Services -- (1.2%)
       *   @Road, Inc.                                                                        80,900             223,284
           Alaska Communications Systems Group, Inc.                                           4,950              46,877
       *   American Tower Corp.                                                               64,600           1,165,384
       *   Boston Communications Group, Inc.                                                  25,700              35,723
     * #   Broadwing Corp.                                                                    74,752             366,285
       *   Centennial Communications Corp.                                                    31,000             405,790
       *   Cincinnati Bell, Inc.                                                             115,000             454,250
     * #   Cogent Communications Group, Inc.                                                   3,305              76,048
       *   Commonwealth Telephone Enterprises, Inc.                                           14,459             755,483
       *   Crown Castle International Corp.                                                  100,200           1,781,556
           CT Communications, Inc.                                                            10,000             121,000
           D&E Communications, Inc.                                                            6,297              50,943
       *   General Communications, Inc. Class A                                               69,829             575,391
           Hector Communications Corp.                                                         1,700              39,100
       *   IDT Corp.                                                                          16,600             223,934

       *   IDT Corp. Class B                                                                  69,000             945,300
       *   LCC International, Inc. Class A                                                    29,200             104,244
       *   Metro One Telecommunications, Inc.                                                    260                 244
       *   Moscow CableCom Corp.                                                               1,000               5,550
       *   Nextel Partners, Inc.                                                              12,213             290,059
           North Pittsburgh Systems, Inc.                                                     11,000             206,360
       *   Pac-West Telecomm, Inc.                                                             1,900               1,976
       *   Premiere Global Services, Inc.                                                     48,200             542,250
       *   Price Communications Corp.                                                         46,110             792,631
       *   Rural Cellular Corp. Class A                                                        4,400              21,208
       *   SBA Communications Corp.                                                           50,300             562,354
       *   SunCom Wireless Holdings, Inc.                                                     38,200              80,220
           SureWest Communications                                                             8,900             211,820
       *   TALK America Holdings, Inc.                                                        39,700             352,933
       *   Teleglobe International Holdings, Ltd.                                              1,550               3,689
       *   Time Warner Telecom, Inc.                                                          60,077             306,393
       *   UbiquiTel, Inc.                                                                    57,100             395,132
       *   US LEC Corp.                                                                       29,800              74,500
       *   Western Wireless Corp.                                                             22,000             875,820
       *   Wireless Facilities, Inc.                                                          87,004             448,071
       *   WQN, Inc.                                                                           1,900               3,743
       *   Xeta Corp.                                                                          1,761               5,635
                                                                                                       -----------------
Total Telecommunication Services
(Cost $8,689,489)                                                                                             12,551,180
                                                                                                       -----------------

Real Estate Investment Trusts -- (0.0%)
           Saxon Capital, Inc.                                                                11,700             198,081
                                                                                                       -----------------
Total Real Estate Investment Trusts
(Cost $129,402)                                                                                                  198,081
                                                                                                       -----------------

Other -- (0.0%)
       *   Bush Industries, Inc. Escrow                                                          300                   7
       *   Denali, Inc.                                                                        1,100                   0
       *   ePresence, Inc. Escrow Shares                                                       8,100               1,053
       *   Hoenig Group Escrow Shares                                                          3,200                   0
       *   Petrocorp, Inc. Escrow Shares                                                       5,200                 312
       *   Suburban Lodges of America, Inc. Escrow Shares                                      4,100                   0
       *   Trump Entertainment Resorts, Inc.                                                       1                  16
                                                                                                       -----------------
Total Other
(Cost $6,826)                                                                                                      1,388
                                                                                                       -----------------

TOTAL COMMON STOCKS
(Cost $656,829,095)                                                                                        1,017,391,462
                                                                                                       -----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   A IntelliCheck, Inc. Rights 06/30/05                                                   60                   0
     * #   Angeion Corp. Warrants 10/31/20                                                        25                   0
       *   Chart Industries, Inc. Warrants 09/15/10                                                6                 153
       *   Chiquita Brands International, Inc. Warrants 03/19/09                                 463               5,051
       *   Del Global Technologies Corp. Warrants 03/28/08                                       442                 663
       *   Foster Wheelers, Ltd. Warrants 09/24/07                                             1,200                   0
       *   Optical Cable Corp. Warrants 10/24/07                                               4,294                   0
     * #   RCN Corp. Warrants 12/21/06                                                            31                   0
       *   Timco Aviation Services, Inc. Warrants 02/27/07                                     1,484                   0

       *   Trico Marine Services, Inc. Warrants 03/15/08 Series B                                 26                  41
       *   Trico Marine Services, Inc. Warrants 03/15/10 Series A                                 26                 104
       *   Trump Entertainment Resorts, Inc. Warrants 05/23/06                                   132                   0
       *   Virologic, Inc. Contingent Value Rights                                            69,238              12,117
                                                                                                       -----------------
Total Other
(Cost $41,699)                                                                                                    18,129
                                                                                                       -----------------

Consumer Discretionary -- (0.0%)
       *   Lodgian, Inc. Class A Warrants 11/25/07                                                96                   4
       *   Lodgian, Inc. Class B Warrants 11/25/09                                               295                   6
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $0)                                                                                                             10
                                                                                                       -----------------

Consumer Staples -- (0.0%)
       *   Cruzan International, Inc. Rights 06/21/05                                             40                   0
                                                                                                       -----------------

TOTAL RIGHTS/WARRANTS
(Cost $41,699)                                                                                                    18,139
                                                                                                       -----------------

                                                                                          FACE
                                                                                         AMOUNT             VALUE+
                                                                                   -----------------   -----------------
                                                                                         (000)
BONDS -- (0.0%)
Other -- (0.0%)
       *   Del Global Technologies Corp. Subordinated Promissory Note
           6.000%, 03/28/07                                                        $               1                   0
       *   Timco Aviation Services, Inc. Jr. Subordinated Note
           8.000%, 01/02/07                                                                        0                   0
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                              0
                                                                                                       -----------------
TOTAL BONDS
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TEMPORARY CASH INVESTMENTS -- (4.3%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
           (Collateralized by $96,250,000 U.S. STRIPS 6.125%, 11/15/27, valued
           at $34,583,588) to be repurchased at $33,907,651 (Cost $33,904,901)                33,905          33,904,901
           Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
           (Collateralized by $11,903,000 FHLMC Notes 4.00%, 09/22/09, valued at
           $11,917,879) to be repurchased at $11,741,943 (Cost $11,741,000)                   11,741          11,741,000
                                                                                                       -----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $45,645,901)                                                                                            45,645,901
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $702,516,695)                                                                                    $   1,063,055,502
                                                                                                       =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                         SHARES             VALUE+
                                                                                   -----------------   -----------------
     UNITED KINGDOM -- (16.7%)
     COMMON STOCKS -- (16.6%)
              Alliance & Leicester P.L.C.                                                     79,000   $       1,229,311
              Allied Domecq P.L.C.                                                            80,900           1,018,959
              Amvescap P.L.C.                                                                215,444           1,263,886
              Anglo America P.L.C.                                                           539,581          12,856,076
              Arriva P.L.C.                                                                  107,620           1,040,821
              Associated British Foods P.L.C.                                                427,300           6,212,279
              Associated British Ports Holdings P.L.C.                                       187,900           1,666,080
              Aviva P.L.C.                                                                 1,228,415          13,743,769
              BAA P.L.C.                                                                     640,043           7,240,224
              BAE Systems P.L.C.                                                           1,664,136           8,151,427
              Barratt Developments P.L.C.                                                    122,817           1,474,953
              BBA Group P.L.C.                                                               260,385           1,422,449
              Bellway P.L.C.                                                                  57,000             882,425
              BG Group P.L.C.                                                                558,000           4,225,635
              Bovis Homes Group P.L.C.                                                        66,000             820,433
              BPB P.L.C.                                                                      88,200             821,662
              Bradford & Bingley P.L.C.                                                      201,640           1,129,748
              Brambles Industries P.L.C.                                                     394,000           2,154,051
              Britannic P.L.C.                                                               101,500             942,042
          *   British Airways P.L.C.                                                         601,931           2,998,395
              British Land Co. P.L.C.                                                        285,776           4,521,249
              British Vita P.L.C.                                                            115,600             750,488
              Brixton P.L.C.                                                                 139,200             930,965
              Cable and Wireless P.L.C.                                                      806,637           1,964,443
              Carnival P.L.C.                                                                 13,300             728,127
              Carphone Warehouse Group P.L.C.                                                100,000             298,849
          *   Chorion P.L.C.                                                                      38                 212
          *   Colt Telecom Group P.L.C.                                                      856,000             808,351
          *   Corus Group P.L.C.                                                           2,532,150           2,089,101
              De Vere Group P.L.C.                                                            19,737             191,345
          *   Dimension Data Holdings P.L.C.                                                 587,000             347,767
              Dixons Group P.L.C.                                                            666,805           1,829,446
          *   Easyjet P.L.C.                                                                 205,323             840,999
          *   Egg P.L.C.                                                                      71,932             144,360
              Emap P.L.C.                                                                     10,874             158,999
              FKI P.L.C.                                                                     332,000             582,605
              Friends Provident P.L.C.                                                       912,000           2,893,809
              GKN P.L.C.                                                                     350,004           1,603,588
              Great Universal Stores P.L.C.                                                  106,250           1,636,021
              Greene King P.L.C.                                                              41,000             918,061
              Hammerson P.L.C.                                                               157,600           2,599,525
              Hanson P.L.C.                                                                  389,879           3,595,775
              HBOS P.L.C.                                                                    189,910           2,762,317

          *   Henderson Group P.L.C.                                                         220,500             249,335
              Hilton Group P.L.C.                                                            947,720           4,891,692
              IMI P.L.C.                                                                      57,000             427,331
              InterContinental Hotels Group P.L.C.                                           359,382           4,173,590
              International Power P.L.C.                                                     810,635           2,852,229
              Isoft Group P.L.C.                                                              73,395             534,600
              Johnson Matthey P.L.C.                                                           5,321              94,552
              Kesa Electricals P.L.C.                                                         85,791             417,334
              Kingfisher P.L.C.                                                              837,051           3,912,820
              Land Securities Group P.L.C.                                                   148,732           3,858,221
              Liberty International P.L.C.                                                   177,700           3,159,716
              London Merchant Securities P.L.C.                                              128,173             533,962
              Lonmin P.L.C.                                                                    3,252              60,672
              Marks & Spencer Group P.L.C.                                                   350,751           2,151,977
              Mersey Docks & Harbour Co. P.L.C.                                               40,360             707,078
              MFI Furniture Group P.L.C.                                                     140,317             272,680
              Millennium and Copthorne Hotels P.L.C.                                         156,573           1,012,755
              Mitchells & Butlers P.L.C.                                                     296,123           1,742,332
              Northern Foods P.L.C.                                                           27,000              76,960
              Northern Rock P.L.C.                                                            25,000             334,639
          *   O2 P.L.C.                                                                    4,595,000          10,645,655
              Pearson P.L.C.                                                                 431,530           5,162,599
              Peninsular & Oriental Steam Navigation P.L.C.                                  406,011           2,290,095
              Persimmon P.L.C.                                                               152,773           2,073,941
              Pilkington P.L.C.                                                              772,588           1,626,476
              Pillar Property P.L.C.                                                          48,357             734,122
              Quintain Estates & Development P.L.C.                                           66,315             652,433
              Rank Group P.L.C.                                                               79,681             388,167
              Rio Tinto P.L.C.                                                                18,664             554,058
          *   Rolls Royce Group P.L.C.                                                       904,007           4,457,406
          *   Rolls Royce Group P.L.C. Class B                                            45,200,350              82,133
              Royal & Sun Alliance Insurance Group P.L.C.                                    653,162             914,738
              Sabmiller P.L.C.                                                               108,976           1,673,486
              Sainsbury (J.) P.L.C.                                                          963,031           5,007,219
              Schroders P.L.C.                                                               117,000           1,610,208
              Scottish & Newcastle P.L.C.                                                    500,670           4,325,965
              Scottish Power P.L.C.                                                        1,059,052           8,921,062
              Shire Pharmaceuticals Group P.L.C.                                             252,000           2,674,376
              Signet Group P.L.C.                                                             47,556              88,846
              Singer & Friedlander Group P.L.C.                                               88,568             501,994
              Slough Estates P.L.C.                                                          238,000           2,223,502
              Smith (DS) Holdings P.L.C.                                                     220,800             618,512
              Smith (WH) P.L.C.                                                               88,241             573,737
              Somerfield P.L.C.                                                              284,129           1,018,674
              Stagecoach Group P.L.C.                                                        562,048           1,129,561
              Stanley Leisure P.L.C.                                                          69,055             683,998
              Tate & Lyle P.L.C.                                                             247,930           2,133,259
              Taylor Woodrow P.L.C.                                                          329,527           1,896,951
          *   The Berkeley Group Holdings P.L.C.                                              69,621           1,046,235
          *   Thus Group P.L.C.                                                               63,187              16,082
              Trinity Mirror P.L.C.                                                          166,578           1,885,784
              Urbium P.L.C.                                                                       23                 264
              Vodafone Group P.L.C.                                                       13,804,032          34,751,921
              Westbury P.L.C.                                                                 58,674             495,005

              Whitbread P.L.C.                                                               150,143           2,479,030
              Wilson Bowden P.L.C.                                                            48,000             994,219
              Wimpey (George) P.L.C.                                                         227,205           1,759,460
              Wolverhampton & Dudley Breweries P.L.C.                                         37,368             752,538
              Woolworths Group P.L.C.                                                        764,448             486,175
              WPP Group P.L.C.                                                               324,000           3,453,295
              XANSA P.L.C.                                                                     2,938               4,910
              Xstrata P.L.C.                                                                 140,572           2,519,772
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $187,447,533)                                                                                     250,263,365
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.1%)
          *  British Pound Sterling                                                                              459,560
                                                                                                       -----------------
     (Cost $461,967)
     TOTAL -- UNITED KINGDOM
     (Cost $187,909,500)                                                                                     250,722,925
                                                                                                       -----------------

     JAPAN -- (14.7%)
     COMMON STOCKS -- (14.4%)
              Acom Co., Ltd.                                                                  13,300             851,240
              Aichi Bank, Ltd.                                                                 2,200             207,357
          #   Aichi Steel Corp.                                                               74,000             377,482
              AIOI Insurance Co., Ltd.                                                       247,700           1,227,253
              Aisin Seiki Co., Ltd.                                                           91,600           2,032,714
              Akita Bank, Ltd.                                                                57,000             257,751
              Alfresa Holdings Corp.                                                           2,800             128,584
          #   Alpine Electronics, Inc.                                                        19,200             273,306
              Alps Electric Co., Ltd.                                                         31,000             468,384
              Amada Co., Ltd.                                                                126,000             855,543
              Amano Corp.                                                                      8,000              83,065
          #   Anritsu Corp.                                                                   47,000             282,402
              Aoyama Trading Co., Ltd.                                                        20,100             486,988
              Asahi Breweries, Ltd.                                                           84,000           1,019,066
              Asahi Denka Kogyo KK                                                             5,000              51,357
              Asahi Kasei Corp.                                                              109,000             531,110
              Asatsu-Dk, Inc.                                                                 15,800             454,047
          *   Ashikaga Financial Group, Inc.                                                  90,000                   0
              Autobacs Seven Co., Ltd.                                                        11,000             343,608
              Awa Bank, Ltd.                                                                  64,000             381,797
              Bank of Iwate, Ltd.                                                              5,800             330,269
          #   Bank of Kyoto, Ltd.                                                            101,000             847,399
              Bank of Nagoya, Ltd.                                                            64,000             375,735
              Bosch Automotive Systems Corp.                                                  19,000              94,200
              Canon Sales Co., Inc.                                                           22,000             389,753
              Casio Computer Co., Ltd.                                                        13,000             181,299
              Chiba Bank, Ltd.                                                               268,000           1,818,563
              Chudenko Corp.                                                                  21,400             335,482
              Chugoku Bank, Ltd.                                                              77,400             905,063
              Citizen Watch Co., Ltd.                                                         82,000             716,350
              Coca-Cola West Japan Co., Ltd.                                                  27,200             608,442
              Comsys Holdings Corp.                                                           46,000             387,741

              Cosmo Oil Co., Ltd.                                                            235,000             859,223
              Dai Nippon Ink & Chemicals, Inc.                                               229,000             676,476
              Dai Nippon Pharmaceutical Co., Ltd.                                             50,000             479,351
              Dai Nippon Printing Co., Ltd.                                                  160,000           2,524,224
              Daibiru Corp.                                                                   23,000             169,308
              Daicel Chemical Industries, Ltd.                                               136,000             706,010
              Daido Steel Co., Ltd.                                                          162,000             657,917
          *   Daiei, Inc.                                                                      1,000              17,282
              Daihatsu Motor Co., Ltd.                                                       166,000           1,224,129
              Dai-Ichi Pharmaceutical Co., Ltd.                                               36,900             825,769
              Daio Paper Corp.                                                                15,000             115,879
              Daishi Bank, Ltd.                                                              120,000             500,126
              Daiwa House Industry Co., Ltd.                                                 202,200           2,229,204
              Daiwa Securities Co., Ltd.                                                      17,000             107,340
              Denki Kagaku Kogyo KK                                                            4,000              13,949
          #   Ebara Corp.                                                                    111,000             398,979
              Edion Corp.                                                                     12,800             152,592
              Eighteenth Bank, Ltd.                                                            2,000               9,422
              Ezaki Glico Co., Ltd.                                                           45,000             359,174
              Fuji Electric Co., Ltd.                                                        229,000             694,628
              Fuji Fire & Marine Insurance Co., Ltd.                                         155,000             459,881
              Fuji Heavy Industries                                                          248,000           1,035,354
              Fuji Oil Co., Ltd.                                                              26,100             271,457
              Fuji Photo Film Co., Ltd.                                                      190,000           5,916,762
              Fuji Television Network, Inc.                                                      126             258,247
              Fujikura, Ltd.                                                                 122,000             618,302
              Fujitsu, Ltd.                                                                  127,000             694,477
              Fukui Bank, Ltd.                                                                36,000             136,503
          #   Fukuoka Bank, Ltd.                                                             201,000           1,226,623
              Fukuyama Transporting Co., Ltd.                                                104,000             408,825
          *   Furukawa Electric Co., Ltd.                                                     33,000             136,241
              Futaba Corp.                                                                    10,000             270,669
              Futaba Industrial Co., Ltd.                                                     24,000             455,970
              Glory, Ltd.                                                                     23,500             397,113
              Gunma Bank, Ltd.                                                               162,000             963,545
              Gunze, Ltd.                                                                     87,000             381,152
              Hachijuni Bank, Ltd.                                                           173,000           1,141,955
              Hankyu Corp.                                                                   218,000             801,929
          #   Hankyu Department Stores, Inc.                                                  41,000             246,176
              Hanshin Electric Railway Co., Ltd.                                             102,000             380,440
              Heiwa Corp.                                                                     42,800             616,009
              Higo Bank, Ltd.                                                                 91,000             649,482
              Hino Motors, Ltd.                                                               22,000             121,864
              Hiroshima Bank, Ltd.                                                           132,000             571,102
              Hitachi Cable, Ltd.                                                            146,000             629,496
              Hitachi Construction Machinery Co., Ltd.                                         3,000              35,422
              Hitachi High-Technologies Corp.                                                  9,000             139,347
              Hitachi Koki Co., Ltd.                                                           4,000              37,281
              Hitachi Kokusai Electric, Inc.                                                  31,000             271,128
              Hitachi Maxell, Ltd.                                                            37,100             450,905
              Hitachi Metals, Ltd.                                                            58,000             369,644
              Hitachi Software Engineering Co., Ltd.                                          12,000             200,140
              Hitachi Transport System, Ltd.                                                  24,000             199,898
              Hitachi, Ltd.                                                                1,317,000           7,869,144

              Hokkoku Bank, Ltd.                                                             108,000             470,698
              Hokuetsu Paper Mills, Ltd.                                                      61,000             331,725
              Hokugin Financial Group, Inc.                                                  131,000             416,831
              Hosiden Corp.                                                                      800               8,240
              House Foods Corp.                                                               41,000             577,569
              Hyakugo Bank, Ltd.                                                              80,000             490,647
              Hyakujishi Bank, Ltd.                                                           90,000             510,812
          *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                 398,000             565,750
              Itochu Corp.                                                                   147,000             709,540
              Itoham Foods, Inc.                                                              78,000             355,266
              Iyo Bank, Ltd.                                                                  99,000             789,283
              Japan Airport Terminal Co., Ltd.                                                27,000             252,156
              JGC Corp.                                                                       10,000             113,296
              Joyo Bank, Ltd.                                                                274,000           1,393,003
              JSAT Corp.                                                                          40              93,006
              Juroku Bank, Ltd.                                                              127,000             679,931
              Kadokawa Holdings, Inc.                                                          1,900              67,562
              Kagoshima Bank, Ltd.                                                            62,000             471,773
              Kajima Corp.                                                                    21,000              71,657
              Kamigumi Co., Ltd.                                                             102,000             760,036
              Kandenko Co., Ltd.                                                              69,000             405,809
              Kansai Paint Co., Ltd., Osaka                                                   57,000             354,354
              Kanto Auto Works, Ltd., Yokosuka                                                11,200             131,539
          #   Katokichi Co., Ltd.                                                             51,900             362,742
              Kawasaki Heavy Industries, Ltd.                                                681,000           1,218,688
              Keiyo Bank, Ltd.                                                                63,000             300,899
              Kikkoman Corp.                                                                  73,000             660,958
              Kinden Corp.                                                                    90,000             665,894
              Kirin Brewery Co., Ltd.                                                        283,000           2,768,128
              Kissei Pharmaceutical Co., Ltd.                                                 21,000             400,644
              Kiyo Bank, Ltd.                                                                 16,000              30,125
              Kobe Steel, Ltd.                                                             1,389,000           2,415,870
              Koito Manufacturing Co., Ltd.                                                   48,000             516,086
              Kokuyo Co., Ltd.                                                                48,000             615,433
              Komatsu, Ltd.                                                                  154,000           1,149,983
              Komori Corp.                                                                    27,000             408,944
              Konica Corp.                                                                    18,000             160,791
              Kubota Corp.                                                                   147,000             812,584
              Kuraray Co., Ltd.                                                              121,000           1,072,166
          #   Kuraya Sanseido, Inc.                                                           41,300             550,302
              Kureha Chemical Industry Co., Ltd.                                              58,000             235,847
              Kyocera Corp.                                                                   38,500           2,945,563
              KYORIN Pharmaceutical Co., Ltd.                                                 25,000             311,830
              Lintec Corp.                                                                     2,000              30,042
              Lion Corp.                                                                      36,000             188,097
              Maeda Corp.                                                                     38,000             209,634
              Makita Corp.                                                                    55,000           1,070,956
              Marubeni Corp.                                                                 400,000           1,262,399
              Marui Co., Ltd.                                                                113,100           1,569,379
              Maruichi Steel Tube, Ltd.                                                       36,000             767,999
              Matsushita Electric Industrial Co., Ltd.                                       907,998          13,525,613
              Matsushita Electric Works, Ltd.                                                177,000           1,463,012
              Meiji Seika Kaisha, Ltd. Tokyo                                                 122,000             593,820
              Michinoku Bank, Ltd.                                                            45,000             208,706

              Millea Holdings, Inc.                                                              569           7,535,312
              Mitsubishi Gas Chemical Co., Inc.                                              148,000             728,743
              Mitsubishi Heavy Industries, Ltd.                                            1,178,000           3,031,970
              Mitsubishi Logistics Corp.                                                      51,000             486,392
              Mitsubishi Materials Corp.                                                     348,000             761,694
              Mitsubishi Rayon Co., Ltd.                                                      20,000              80,595
              Mitsubishi Securities Co., Ltd.                                                126,000           1,049,916
              Mitsui Chemicals, Inc.                                                         195,000           1,105,803
              Mitsui Engineering and Shipbuilding Co., Ltd.                                  407,000             877,629
              Mitsui Marine & Fire Insurance Co., Ltd.                                       529,000           4,807,941
              Mitsui Trust Holdings                                                          170,000           1,658,123
              Mitsumi Electric Co., Ltd.                                                      21,700             229,681
          #   Mori Seiki Co., Ltd.                                                            25,500             263,658
              Morinaga Milk Industry Co., Ltd.                                                69,000             284,734
              Musashino Bank, Ltd.                                                            10,000             457,064
              Nagase & Co., Ltd.                                                              41,000             400,288
              Namco, Ltd.                                                                      7,600             102,574
              Nanto Bank, Ltd.                                                                86,000             441,463
              NGK Insulators, Ltd.                                                           113,000           1,176,354
              NGK Spark Plug Co., Ltd.                                                        70,000             787,233
              NHK Spring Co., Ltd.                                                            16,000             132,537
              Nichicon Corp.                                                                  30,200             396,879
              Nichirei Corp.                                                                  65,000             243,561
              Nifco, Inc.                                                                     17,000             266,464
              Nihon Unisys, Ltd.                                                              32,700             306,122
              Nippon Broadcasting System, Inc.                                                 7,000             409,149
              Nippon Express Co., Ltd.                                                       140,000             636,420
              Nippon Kayaku Co., Ltd.                                                         68,000             366,745
              Nippon Meat Packers, Inc., Osaka                                                70,000             864,836
              Nippon Mining Holdings, Inc.                                                   148,000             807,111
              Nippon Mitsubishi Oil Corp.                                                    479,800           3,129,262
              Nippon Paint Co., Ltd.                                                          84,000             293,557
              Nippon Sanso Corp.                                                              18,000              89,962
              Nippon Sheet Glass Co., Ltd.                                                   165,000             644,691
              Nippon Shinpan Co., Ltd.                                                        90,000             438,300
              Nippon Shokubai Co., Ltd.                                                       58,000             464,769
              Nippon Steel Corp.                                                             353,000             820,631
              Nippon Suisan Kaisha, Ltd.                                                      55,000             208,714
              Nippon Television Network Corp.                                                  8,040           1,124,622
              Nippon Unipac Holding, Tokyo                                                       223             866,716
              Nipponkoa Insurance Co., Ltd.                                                  173,000           1,196,364
          #   Nishimatsu Construction Co., Ltd.                                              103,000             347,297
              Nishi-Nippon Bank, Ltd.                                                         20,400              83,804
              Nissay Dowa General Insurance Co., Ltd.                                        125,000             628,873
              Nisshin Seifun Group, Inc.                                                      72,000             708,066
              Nisshin Steel Co., Ltd.                                                        305,000             742,374
              Nisshinbo Industries, Inc.                                                      80,000             613,785
        * #   Nissho Iwai-Nichmen Holdings Corp.                                              65,500             252,944
              NOK Corp.                                                                        2,000              54,091
              Noritsu Koki Co., Ltd.                                                           3,000              62,113
              Noritz Corp.                                                                     1,000              15,711
              NSK, Ltd.                                                                      159,000             770,645
              NTN Corp.                                                                       96,000             519,404
              Obayashi Corp.                                                                 192,000             971,013

              Ogaki Kyoritsu Bank, Ltd.                                                       11,000              65,032
              Oita Bank, Ltd.                                                                 28,000             181,159
              Oji Paper Co., Ltd.                                                            185,000             978,447
              Okumura Corp.                                                                   85,000             457,804
              Onward Kashiyama Co., Ltd.                                                      84,000           1,021,297
              PanaHome Corp.                                                                  55,000             287,228
              Pioneer Electronic Corp.                                                        37,100             611,326
              Q.P. Corp.                                                                      47,700             414,794
              Rengo Co., Ltd.                                                                 70,000             361,786
          *   Resona Holdings, Inc.                                                          267,250             508,316
              Rinnai Corp.                                                                    16,100             404,298
              Ryosan Co., Ltd.                                                                 7,000             170,747
              Sakata Seed Corp.                                                                5,000              66,186
              San In Godo Bank, Ltd.                                                          53,000             506,069
              Sankyo Co., Ltd.                                                                40,000             813,338
              Santen Pharmaceutical Co., Ltd.                                                 18,500             417,655
              Sanwa Shutter Corp.                                                             48,000             268,171
              Sanyo Electric Co., Ltd.                                                       395,000           1,071,374
              Sanyo Shinpan Finance Co., Ltd.                                                 14,000             969,534
              Sapporo Breweries, Ltd.                                                         94,000             468,650
              Sapporo Hokuyo Holdings, Inc.                                                      112             808,683
              Seino Transportation Co., Ltd.                                                  65,000             568,237
              Sekisui Chemical Co., Ltd.                                                     171,000           1,184,392
              Sekisui House, Ltd.                                                            224,000           2,193,159
              Seventy-seven (77) Bank, Ltd.                                                  117,000             735,725
              SFCG Co., Ltd.                                                                   4,370           1,110,447
              Shiga Bank, Ltd.                                                                93,000             575,266
              Shikoku Bank, Ltd.                                                              52,000             278,604
              Shima Seiki Manufacturing Co., Ltd.                                              2,000              49,199
              Shimachu Co., Ltd.                                                              19,100             475,002
              Shimadzu Corp.                                                                  39,000             231,011
              Shinko Securities Co., Ltd.                                                    397,000           1,199,738
              Shizuoka Bank, Ltd.                                                            237,000           2,042,742
              Showa Denko KK                                                                  78,000             184,798
              Showa Shell Sekiyu KK                                                           55,000             532,583
              Sohgo Security Services Co.,Ltd.                                                20,100             255,965
              Stanley Electric Co., Ltd.                                                       7,000             108,512
              Sumitomo Bakelite Co., Ltd.                                                     23,000             143,073
              Sumitomo Corp.                                                                 205,000           1,637,266
              Sumitomo Electric Industries, Ltd.                                             237,000           2,485,847
              Sumitomo Forestry Co., Ltd.                                                     50,000             434,719
              Sumitomo Metal Mining Co., Ltd.                                                119,000             761,299
              Sumitomo Mitsui Financial Group, Inc.                                               43             283,031
              Sumitomo Osaka Cement Co., Ltd.                                                135,000             324,219
              Sumitomo Rubber                                                                 86,000             912,927
              Suzuken Co., Ltd.                                                               28,100             746,034
              Suzuki Motor Corp.                                                              27,000             440,080
              Taiheiyo Cement Corp.                                                          284,000             735,474
              Taisei Corp.                                                                   205,000             678,684
              Taiyo Yuden Co., Ltd.                                                           34,000             377,772
              Takara Standard Co., Ltd.                                                       63,000             402,795
              Takashimaya Co., Ltd.                                                           76,000             636,353
              Takefuji Corp.                                                                  45,210           2,796,356
              Tanabe Seiyaku Co., Ltd.                                                        13,000             134,217

              Teijin, Ltd.                                                                   294,000           1,290,803
              Teikoku Oil Co., Ltd.                                                           91,000             614,401
              The Nisshin Oillio Group, Ltd.                                                  33,000             186,355
              Toda Corp.                                                                     120,000             490,376
              Toho Bank, Ltd.                                                                 64,000             262,123
              Tokai Tokyo Securities Co., Ltd.                                                81,000             238,526
              Tokuyama Corp.                                                                  75,000             553,288
              Tokyo Broadcasting System, Inc.                                                 66,000           1,109,557
              Tokyo Dome Corp.                                                                40,000             217,612
          #   Tokyo Steel Manufacturing Co., Ltd.                                             49,100             643,351
              Tokyo Style Co., Ltd.                                                           50,000             508,650
              Tokyo Tatemono Co., Ltd.                                                        68,000             469,774
              Toppan Printing Co., Ltd.                                                      221,000           2,246,292
              Toray Industries, Inc.                                                         232,000           1,027,790
              Toshiba TEC Corp.                                                               96,000             424,267
              Tostem Inax Holding Corp.                                                       82,840           1,409,200
              Toto, Ltd.                                                                      74,000             585,343
              Toyo Ink Manufacturing Co., Ltd.                                                89,000             345,920
              Toyo Seikan Kaisha, Ltd.                                                        73,000           1,265,443
              Toyo Suisan Kaisha, Ltd.                                                        32,000             501,718
              Toyobo Co., Ltd.                                                                46,000             104,220
              Toyoda Machine Works, Ltd.                                                      20,000             193,166
              Toyota Auto Body Co., Ltd.                                                      32,000             626,544
              Toyota Industries Corp.                                                         83,600           2,243,415
              TV Asahi Corp.                                                                     182             372,770
          *   UFJ Tsubasa Securities Co. Ltd.                                                 62,000             210,652
              UNY Co., Ltd.                                                                   91,000             987,013
              Victor Co. of Japan, Ltd.                                                       42,000             328,301
              Wacoal Corp.                                                                    54,000             717,957
              Yamagata Bank, Ltd.                                                             52,000             247,039
              Yamaguchi Bank, Ltd.                                                            74,000             837,050
              Yamaha Corp.                                                                    41,500             606,099
              Yamanashi Chuo Bank, Ltd.                                                       55,000             330,149
              Yamatake Corp.                                                                   3,500              57,748
              Yamato Kogyo Co., Ltd.                                                           8,000              91,669
              Yamazaki Baking Co., Ltd.                                                      107,000             919,325
              Yasuda Fire & Marine Insurance Co., Ltd.                                       304,840           3,079,721
          #   Yasuda Trust & Banking Co., Ltd.                                               517,000             784,029
              Yodogawa Steel Works, Ltd.                                                      39,000             205,893
              Yokohama Rubber Co., Ltd.                                                      127,000             521,814
              York-Benimaru Co., Ltd.                                                         12,000             333,579
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $171,671,002)                                                                                     217,341,493
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.3%)
          *   Japanese Yen                                                                                     4,183,353
                                                                                                       -----------------
     (Cost $4,209,155)
     TOTAL -- JAPAN
     (Cost $175,880,157)                                                                                     221,524,846
                                                                                                       =================

     FRANCE -- (9.9%)
     COMMON STOCKS -- (9.9%)
              Accor SA                                                                         7,550             348,089
              Air France                                                                     157,437           2,505,720
              Air Liquide SA Primes De Fid 02                                                  2,553             445,795
              Arcelor SA                                                                      30,300             602,496
              Assurances Generales de France (AGF)                                           131,350          10,535,586
          #   AXA                                                                            646,709          15,785,280
          #   BNP Paribas SA                                                                 290,552          19,532,407
              Bongrain SA                                                                      2,870             176,835
          #   Bouygues                                                                        20,545             790,083
          *   Business Objects SA                                                             37,144           1,066,589
          *   Cap Gemini SA                                                                   59,817           1,908,291
          *   Club Mediterranee SA                                                             3,600             172,689
          *   CNP Assurances                                                                   6,807             456,247
              Compagnie de Saint-Gobain                                                      111,078           6,389,107
              Compagnie Francaise d'Etudes et de Construction Technip SA                      33,072           1,460,787
              Credit Agricole SA                                                              45,600           1,182,436
              Credit Industriel et Commercial                                                  3,760             851,646
              Dior (Christian) SA                                                             12,314             893,222
              Eiffage SA                                                                      12,699           1,013,445
              Esso SA                                                                          2,900             488,572
              Euler-Hermes SA                                                                  4,001             302,497
              Eurafrance                                                                       5,435             461,540
          *   European Aeronautic Defence & Space Co.                                         82,700           2,444,618
          #   Faurecia SA                                                                     14,460           1,084,511
          #   Fimalac SA                                                                      21,341             977,301
          *   France Telecom SA                                                               99,963           2,842,161
          *   Gecina SA                                                                       30,840           3,740,002
              Generale des Establissements Michelin SA Series B                               41,295           2,608,441
              Groupe Danone                                                                    2,843             261,204
          #   Havas SA                                                                       116,035             685,702
              Imerys SA                                                                       18,000           1,297,155
              LaFarge SA                                                                      42,261           3,824,206
              LaFarge SA Prime Fidelity                                                       12,295           1,121,111
              Lagardere S.C.A. SA                                                             14,400           1,025,295
              L'Oreal                                                                          2,249             162,850
              Nexans                                                                           4,485             165,391
          #   Pernod-Ricard SA                                                                 7,875           1,216,347
          #   Peugeot SA                                                                      98,698           5,906,948
          #   Pinault Printemps Redoute SA                                                    60,708           6,008,823
              Rallye SA                                                                        1,501              74,544
              Remy Cointreau SA                                                               27,450           1,158,370
          #   Renault SA                                                                     116,929          10,003,656
              SA Fromageries Bel la Vache Qui Rit                                                500              85,380
              Sagem SA                                                                         4,853              91,839
          #   Schneider SA                                                                    66,253           4,871,199
        * #   Scor SA                                                                        168,769             345,821
              SEB SA Prime Fidelite 2002                                                         880              90,395
              SEB SA Prime Fidelity                                                            1,430             147,023
          #   Societe BIC SA                                                                  19,397           1,041,474
          #   Societe des Ciments de Francais                                                 15,238           1,392,647
              Societe du Louvre SA                                                               400              58,071
          #   Societe Generale Paris                                                          46,221           4,541,695
              Sodexho Alliance SA                                                             68,892           2,211,704

          #   Suez (ex Suez Lyonnaise des Eaux)                                              179,598           4,830,533
              Thales SA                                                                        1,800              71,850
          #   Thomson Multimedia                                                              93,226           2,367,030
              Unibail SA                                                                      13,937           1,771,324
              Valeo SA                                                                        33,059           1,383,523
              Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)               1,660             384,383
              Veolia Environnement SA                                                         40,500           1,534,255
              Vinci SA                                                                         5,280             395,335
          #   Vivendi Universal SA                                                           251,818           7,668,906
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $116,105,564)                                                                                     149,262,382
                                                                                                       -----------------

     RIGHTS/WARRANTS -- (0.0%)
          *   Air France Warrants 11/06/07                                                    10,700               4,872
          *   Rallye SA Series B Warrants 11/30/05                                             5,000                 369
                                                                                                       -----------------
     TOTAL RIGHTS/WARRANTS
     (Cost $15,851)                                                                                                5,241
                                                                                                       -----------------

     TOTAL -- FRANCE
     (Cost $116,121,415)                                                                                     149,267,623
                                                                                                       -----------------

     GERMANY -- (6.7%)
     COMMON STOCKS -- (6.7%)
          *   Aachener und Muenchener Beteiligungs AG                                         37,610           3,038,569
              Aareal Bank AG                                                                   9,500             275,760
              Allianz AG                                                                      13,419           1,579,965
              Altana AG                                                                          832              49,397
              Audi AG                                                                          1,000             292,873
              Axel Springer Verlag AG                                                          1,100             129,107
              BASF AG                                                                         50,700           3,364,767
              Bayer AG                                                                       152,871           5,133,321
              Bayerische Motorenwerke AG                                                      90,504           3,913,171
          *   Bayerische Vereinsbank AG                                                      238,758           5,866,985
              BHW Holding AG                                                                   6,300             108,105
              Bilfinger & Berger Bau AG                                                        9,900             469,968
          #   Commerzbank AG                                                                 226,100           4,910,609
          #   Continental AG                                                                  25,400           1,798,802
          #   DaimlerChrysler AG                                                             326,991          13,182,996
              Deutsche Bank AG                                                               172,120          13,390,767
          #   Deutsche Lufthansa AG                                                          128,822           1,624,413
              Dyckerhoff AG DM50                                                               1,000              46,269
              E.ON AG                                                                         86,960           7,549,341
              Fraport AG                                                                      30,003           1,238,801
              Gehe AG                                                                            970              79,465
              Hannover Rueckversicherungs AG                                                  12,636             481,740
          *   Heidelberger Druckmaschinen AG                                                  26,316             812,481
              Heidelberger Zement AG                                                          50,080           3,202,942
              Hochtief AG                                                                     24,431             830,180
              Hypo Real Estate Holding AG                                                     12,025             473,567
          *   Infineon Technologies AG                                                       251,247           2,212,627

          *   IVG Immobilien AG                                                                2,300              41,784
          *   Karstadt Quelle AG                                                             112,668           1,238,887
          *   Koelnische Rueckversicherungs                                                       80               7,659
          *   Lanxess                                                                         15,337             325,371
        * #   Linde AG                                                                        25,045           1,699,632
          #   MAN AG                                                                          19,406             860,869
              Merck KGAA                                                                      14,998           1,171,483
          *   MG Technologies AG                                                              82,546             935,937
              Munchener Rueckversicherungs-Gesellschaft AG                                    45,980           5,027,270
          #   Preussag AG                                                                     68,068           1,687,533
              Rwe AG (NEU) Series A                                                              808              49,348
              Suedzucker AG                                                                   60,262           1,137,066
              ThyssenKrupp AG                                                                237,687           4,363,646
              Volkswagen AG                                                                  129,028           5,678,532
              Wuestenrot & Wuerttemberg AG                                                     2,500              42,115
                                                                                                       -----------------
     TOTAL -- GERMANY
     (Cost $86,993,746)                                                                                      100,324,120
                                                                                                       -----------------

     SWITZERLAND -- (5.8%)
     COMMON STOCKS -- (5.8%)
          *   ABB, Ltd.                                                                       65,475             427,602
              Baloise-Holding                                                                 13,700             715,362
              Banque Cantonale Vaudoise                                                        4,955           1,094,351
              Berner Kantonalbank                                                              6,668             983,307
              Ciba Spezialitaetenchemie Holding AG                                            47,300           2,812,301
              Cie Financiere Richemont AG Series A                                           393,600          11,983,201
          *   Clariant AG                                                                     55,300             775,144
              Credit Swisse Group                                                            441,790          17,673,401
              Ems-Chemie Holding AG                                                           10,050             872,704
              Givaudan SA                                                                      7,680           4,571,258
              Helvetia Patria Holding                                                          4,457             667,414
              Holcim, Ltd.                                                                   120,362           7,316,653
              Jelmoli Holding AG                                                                  40              54,329
          *   Julius Baer Holding AG                                                           3,935             239,703
          *   Kuoni Reisen Holding AG                                                            490             194,352
              Lonza Group AG                                                                   9,000             548,968
              Luzerner Kantonalbank AG                                                         4,000             768,796
          *   PSP Swiss Property AG                                                           30,000           1,323,535
              Rieters Holdings AG                                                              5,340           1,447,232
          *   Saurer AG                                                                        1,500              85,452
              Schindler Holding AG                                                               750             269,901
              Sig Holding AG                                                                   6,375           1,355,453
          *   Sika Finanz AG, Baar                                                             1,810           1,136,957
              Societe Generale de Surveillance Holding SA                                      2,300           1,615,290
              St. Galler Kantonalbank                                                          4,902           1,248,129
          #   Swatch Group AG                                                                 11,500           1,521,037
          *   Swiss Life AG                                                                   34,000           4,489,302
          #   Swiss Reinsurance Co., Zurich                                                   76,906           4,760,661
          *   Syngenta AG                                                                     77,200           7,980,743
          *   Valiant Holding AG                                                               9,300             819,273
          *   Valora Holding AG                                                                4,120             904,043

          *   Zurich Financial SVCS AG                                                        44,600           7,408,694
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $67,117,082)                                                                                       88,064,548
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   Swiss Francs                                                                                         1,301
                                                                                                       -----------------
     (Cost $1,316)
     TOTAL -- SWITZERLAND
     (Cost $67,118,398)                                                                                       88,065,849
                                                                                                       -----------------

     AUSTRALIA -- (4.6%)
     COMMON STOCKS -- (4.6%)
              Amcor, Ltd.                                                                    386,605           1,977,526
              AMP, Ltd.                                                                      560,564           2,785,945
              Ansell, Ltd.                                                                   102,749             712,314
              APN News & Media, Ltd.                                                         178,333             685,811
              Australand Property Group                                                      341,105             363,050
              AWB, Ltd.                                                                      154,907             519,823
              AXA Asia Pacific Holdings, Ltd.                                              1,183,515           4,147,084
              Bluescope Steel, Ltd.                                                          413,911           2,514,348
              Boral, Ltd.                                                                    340,361           1,522,695
              Brambles Industries, Ltd.                                                      173,370           1,038,734
              Brickworks, Ltd.                                                                24,359             185,561
              Caltex Australia, Ltd.                                                         188,779           2,146,965
          *   Challenger Financial Services Group, Ltd.                                      112,873             284,112
              Commonwealth Bank of Australia                                                 330,975           9,245,825
              CSR, Ltd.                                                                      559,868           1,044,857
              Downer Group, Ltd.                                                             176,817             704,414
              Foster's Group, Ltd.                                                            41,862             170,356
              Futuris Corp., Ltd.                                                            166,147             211,738
              Iluka Resources, Ltd.                                                           55,899             259,040
              Insurance Australiz Group, Ltd.                                                513,321           2,260,973
              John Fairfax Holdings, Ltd.                                                    190,835             601,161
              Lend Lease Corp., Ltd.                                                         247,138           2,276,785
              Lion Nathan, Ltd.                                                              361,743           2,004,102
              Mayne Group, Ltd.                                                              342,797           1,195,714
              Mirvac, Ltd.                                                                   370,843             934,332
              National Australia Bank, Ltd.                                                  321,107           7,621,737
              Onesteel, Ltd.                                                                 355,531             673,309
              Origin Energy, Ltd.                                                            359,179           1,934,693
              Pacific Brands, Ltd.                                                           124,127             211,285
              Paperlinx, Ltd.                                                                269,041             470,296
              Publishing and Broadcasting, Ltd.                                              176,876           2,031,194
              Quantas Airways, Ltd.                                                        1,627,040           3,946,691
              Rinker Group, Ltd.                                                             415,659           3,859,362
          #   Rio Tinto, Ltd.                                                                 43,435           1,389,620
              Santos, Ltd.                                                                   359,488           2,730,571
              Seven Network, Ltd.                                                            130,150             699,774
              Suncorp-Metway, Ltd.                                                             5,624              83,100
              Telstra Corp., Ltd.                                                             11,561              43,803
              WMC Resources, Ltd.                                                            558,201           3,251,655
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $44,490,094)                                                                                       68,740,355
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   Australian Dollar                                                                                    3,871
                                                                                                       -----------------
     (Cost $3,994)
     TOTAL -- AUSTRALIA
     (Cost $44,494,088)                                                                                       68,744,226
                                                                                                       -----------------

     NETHERLANDS -- (4.3%)
     COMMON STOCKS -- (4.3%)
              ABN AMRO Holding NV                                                            111,836           2,597,226
              Aegon NV                                                                       583,202           7,466,997
              AM NV                                                                           27,562             288,525
              Buhrmann NV                                                                     39,038             357,760
              DSM NV                                                                          60,412           4,043,945
              Hunter Douglas NV                                                               29,158           1,507,729
              IHC Caland NV                                                                   11,144             714,569
              ING Groep NV                                                                   714,673          19,774,477
          *   Koninklijke Ahold NV                                                           539,799           4,074,728
              Koninklijke KPN NV                                                             712,489           5,665,965
              Koninklijke Nedlloyd NV                                                         10,349             710,173
              Koninklijke Philips Electronics NV                                             438,251          11,210,074
              Koninklijke Vopak NV                                                            35,898             821,704
              Nutreco Holding NV                                                               9,513             306,315
              NV Holdingsmij de Telegraaf                                                     15,225             327,064
              Oce NV                                                                          68,471             992,056
              Univar NV                                                                       15,400             463,958
              Vedior NV                                                                       50,525             717,636
        * #   Versatel Telecom International NV                                              110,500             265,259
              VNU NV                                                                         118,474           3,222,815
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $60,173,760)                                                                                       65,528,975
                                                                                                       -----------------

     RIGHTS/WARRANTS -- (0.0%)
          *   Nutreco Holding NV Coupons 06/07/05                                              9,513                   0
                                                                                                       -----------------
     (Cost $0)
     TOTAL -- NETHERLANDS
     (Cost $60,173,760)                                                                                       65,528,975
                                                                                                       -----------------

     SPAIN -- (4.2%)
     COMMON STOCKS -- (4.2%)
          #   Acciona SA                                                                      22,208           2,037,674
              Acerinox SA                                                                    138,400           1,997,360
              Actividades de Construccion y Servicios SA                                      27,369             727,167
              Arcelor SA                                                                      25,464             504,646
          #   Autopistas Concesionaria Espanola SA                                           120,001           2,676,406
              Banco de Andalucia                                                               2,475             218,136

              Banco de Sabadell SA                                                            92,200           2,418,217
              Banco Pastor SA                                                                  1,500              55,994
              Banco Santander Central Hispanoamerica SA                                    1,365,866          15,602,914
              Cementos Portland SA                                                            19,232           1,320,523
              Corporacion Mapfre Compania Internacional de Reaseguros SA                     107,303           1,563,729
          #   Ebro Puleva SA                                                                  85,295           1,534,358
          #   Endesa SA, Madrid                                                              260,283           5,664,817
              Fomento de Construcciones y Contratas SA                                        20,600           1,134,646
          #   Gas Natural SA, Buenos Aires                                                    19,200             538,194
              Grupo Ferrovial SA                                                               2,300             141,547
              Iberia Lineas Aereas de Espana SA                                              521,257           1,647,718
              Inmobiliaria Colonial SA ICSA                                                   27,400           1,421,527
              Inmobiliaria Urbis SA                                                           65,963           1,119,369
              Metrovacesa SA                                                                  13,647             826,838
              Red Electrica de Espana SA                                                      24,600             609,512
              Repsol SA                                                                      567,226          14,184,779
          *   Sociedad General de Aguas de Barcelona SA                                        1,126              22,627
              Sociedad General de Aguas de Barcelona SA Class A                              112,639           2,268,611
              Sol Melia SA                                                                   118,706           1,245,918
              Vallehermoso SA                                                                 58,015           1,169,158
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $41,167,784)                                                                                       62,652,385
                                                                                                       -----------------

     RIGHTS/WARRANTS -- (0.0%)
          *   Metrovacesa SA Bonus Rights 05/25/05                                            12,500              32,917
                                                                                                       -----------------
     (Cost $0)
     TOTAL -- SPAIN
     (Cost $41,167,784)                                                                                       62,685,302
                                                                                                       -----------------

     SWEDEN -- (2.9%)
     COMMON STOCKS -- (2.9%)
          *   ASEA AB                                                                         13,500              88,054
              Atlas Copco AB Series A                                                         39,600             603,948
          *   Atlas Copco AB Series A Redemption Shares                                       13,200              35,479
              Atlas Copco AB Series B                                                         19,800             278,032
          *   Atlas Copco AB Series B Redemption Shares                                        6,600              17,740
              Electrolux AB Series B                                                          33,600             734,499
              Fabege AB                                                                       61,020           1,231,246
              Gambro AB Series A                                                             145,400           1,928,446
              Gambro AB Series B                                                              43,900             584,918
              Holmen AB Series B                                                              42,700           1,148,411
              Invik and Co. AB Series B                                                       75,950             619,882
              NCC AB Series B                                                                 24,800             363,897
              Nordic Baltic Holdings AB                                                    1,286,400          11,750,174
              Skandinaviska Enskilda Banken Series A                                          95,400           1,641,113
              SKF AB Series A                                                                 30,800             314,917
          *   SKF AB Series A Redemption Shares                                                7,700              25,767
              SKF AB Series B                                                                 39,600             404,541
          *   SKF AB Series B Redemption Shares                                                9,900              33,129
              SSAB Swedish Steel Series A                                                     41,000             996,709
              SSAB Swedish Steel Series B                                                     12,600             295,934

              Svenska Cellulosa AB Series B                                                  107,500           3,659,750
          #   Tele2 AB Series B                                                               53,700             512,986
        * #   Tele2 AB Series B Redemption Shares                                             17,900              23,936
              Telia AB                                                                     1,293,000           6,399,048
          *   Transcom Worldwide SA Series A                                                     385               2,302
          *   Transcom Worldwide SA Series B                                                     715               4,506
              Trelleborg AB Series B                                                          40,800             633,851
              Volvo AB Series A                                                               69,600           2,749,485
              Volvo AB Series B                                                              143,500           5,866,778
          *   Wihlborgs Fastigheter AB                                                        12,204             287,020
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $33,327,535)                                                                                       43,236,498
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   Swedish Krona                                                                                      473,484
                                                                                                       -----------------
     (Cost $478,917)

     RIGHTS/WARRANTS -- (0.0%)
          *   SSAB Svenskt AB Series B Redemption Rights 05/18/05                             12,600               7,281
                                                                                                       -----------------
     (Cost $0)
     TOTAL -- SWEDEN
     (Cost $33,806,452)                                                                                       43,717,263
                                                                                                       -----------------

     ITALY -- (2.8%)
     COMMON STOCKS -- (2.8%)
          *   Alitalia Linee Aeree Italiane SpA Series A                                   2,070,000             658,062
          #   Banca Monte Dei Paschi di Siena SpA                                            915,125           3,286,378
        * #   Banca Nazionale del Lavoro SpA                                               1,011,192           3,408,599
          #   Banca Popolare di Lodi Scarl                                                   171,100           1,668,782
              Banca Popolare di Milano                                                       379,940           3,849,341
          #   Benetton Group SpA                                                              61,500             558,078
              Buzzi Unicem SpA                                                               106,000           1,525,249
          #   Caltagirone Editore SpA                                                        110,950             990,753
              Capitalia SpA                                                                  492,295           2,572,069
          #   CIR SpA (Cie Industriale Riunite), Torino                                      625,000           1,727,383
          #   Compagnia Assicuratrice Unipol SpA                                             300,630           1,190,678
          *   E.Biscom SpA                                                                    12,000             523,970
          *   Edison SpA                                                                     300,721             681,292
              Erg SpA                                                                         84,573           1,310,395
        * #   Fiat SpA                                                                       214,230           1,443,434
          #   IFIL Finanziaria Partecipazioni SpA                                            360,850           1,489,589
              Intesabci SpA                                                                  524,600           2,450,053
          #   Italcementi SpA                                                                151,960           2,346,693
              Italmobiliare SpA, Milano                                                       17,226           1,070,085
              Milano Assicurazioni SpA                                                       316,000           1,796,443
          #   Pirelli & Co. SpA                                                            1,013,332           1,118,343
          #   SAI SpA (Sta Assicuratrice Industriale), Torino                                 57,183           1,490,372
          #   San Paolo-IMI SpA                                                              250,263           3,475,937
          *   Seat Pagine Gialle SpA                                                       1,104,001             448,665
          *   SNIA SpA                                                                        84,682              29,421
              Societe Cattolica di Assicurazoni Scarl SpA                                      4,400             192,478

          *   Sorin SpA                                                                      127,023             380,235
          *   Tiscali SpA                                                                     21,922              65,426
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $30,193,767)                                                                                       41,748,203
                                                                                                       -----------------

     RIGHTS/WARRANTS -- (0.0%)
          *   Fiat SpA Warrants 01/31/07                                                      17,880               4,180
                                                                                                       -----------------
     (Cost $0)
     TOTAL -- ITALY
     (Cost $30,193,767)                                                                                       41,752,383
                                                                                                       -----------------

     HONG KONG -- (2.8%)
     COMMON STOCKS -- (2.8%)
              Cheung Kong Holdings, Ltd.                                                     839,000           7,630,923
              China Overseas Land & Investment, Ltd.                                       1,670,000             312,281
              China Travel International Investment, Ltd.                                  1,316,000             362,324
              China Unicom, Ltd.                                                           1,818,000           1,457,757
              Chinese Estates Holdings, Ltd.                                                 232,000             197,529
              Citic Pacific, Ltd.                                                            300,000             834,522
          #   Great Eagle Holdings, Ltd.                                                     151,808             345,605
              Hang Lung Development Co., Ltd.                                                560,000             955,137
              Henderson Land Development Co., Ltd.                                           551,000           2,506,211
              Hong Kong and Shanghai Hotels, Ltd.                                            341,486             356,706
              Hopewell Holdings, Ltd.                                                        352,000             869,332
              Hutchison Whampoa, Ltd.                                                      1,186,000          10,292,013
              Hysan Development Co., Ltd.                                                    465,605             936,684
          #   Kerry Properties, Ltd.                                                         619,484           1,355,433
              Miramar Hotel & Investment Co., Ltd.                                           106,000             159,208
              MTR Corp., Ltd.                                                              1,199,419           2,206,897
              New World Development Co., Ltd.                                              1,372,190           1,431,592
              Shanghai Industrial Holdings, Ltd.                                             321,000             622,059
          #   Shangri-La Asia, Ltd.                                                        1,086,063           1,639,695
              Shun Tak Holdings, Ltd.                                                         46,000              43,308
          #   Sino Land Co., Ltd.                                                          2,331,700           2,387,749
              Sung Hungkai Properties, Ltd.                                                    5,000              47,585
              Tsim Sha Tsui Properties, Ltd.                                                 255,000             440,702
              Wharf Holdings, Ltd.                                                           770,600           2,513,124
              Wheelock and Co., Ltd.                                                       1,073,000           1,545,403
              Wheelock Properties, Ltd.                                                      445,000             228,272
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $33,875,222)                                                                                       41,678,051
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   Hong Kong Dollars                                                                                   38,936
                                                                                                       -----------------
     (Cost $38,841)
     TOTAL -- HONG KONG
     (Cost $33,914,063)                                                                                       41,716,987
                                                                                                       -----------------

     BELGIUM -- (1.9%)
     COMMON STOCKS -- (1.9%)
              Ackermans & Van Haaren SA                                                        1,842              73,090
              AGFA-Gevaert NV, Mortsel                                                        31,600             904,679
              Banque Nationale de Belgique                                                       160             657,235
          #   Bekaert SA                                                                       8,500             630,136
              Cofinimmo SA                                                                       487              77,342
              Compagnie Maritime Belge                                                         2,020              65,961
          *   Cumerio                                                                         22,499             310,087
          *   Cumerio VVPR                                                                       720                  27
          #   Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                           98,550           5,815,604
          #   Dexia SA                                                                        93,080           2,019,559
              D'Ieteren SA                                                                       304              60,364
              Euronav SA                                                                       2,020              59,833
              Fortis AG                                                                       51,720           1,406,962
              Interbrew SA                                                                   148,399           4,904,054
              KBC Bancassurance Holding SA                                                    95,143           7,713,005
              Solvay SA                                                                       10,900           1,182,216
          #   Tessenderlo Chemie                                                               9,995             387,133
          *   Umicore-Strip VVPR                                                                 720                  97
              Union Miniere SA                                                                22,499           1,767,279
                                                                                                       -----------------

     TOTAL -- BELGIUM
     (Cost $20,521,650)                                                                                       28,034,663
                                                                                                       -----------------

     FINLAND -- (1.6%)
     COMMON STOCKS -- (1.6%)
              Fortum Oyj                                                                     538,483           8,156,939
              Huhtamaki Van Leer Oyj                                                          64,400             977,835
              Kemira GrowHow Oyj                                                              15,049             116,589
              Kemira Oyj                                                                      70,823             942,763
              Kesko Oyj                                                                       71,100           1,704,156
              Metso Oyj                                                                       93,027           1,862,506
              M-Real Oyj Series B                                                            114,400             617,524
          *   Neste Oil Oyj                                                                  134,620           3,006,686
              Okobank Class A                                                                  8,400             134,005
              Outokumpu Oyj Series A                                                         121,900           1,681,293
              Rautaruukki Oyj Series K                                                        16,100             226,807
              Stora Enso Oyj Series R                                                        166,200           2,183,709
              Upm-Kymmene Oyj                                                                139,100           2,689,412
              Wartsila Corp. Oyj Series B                                                     10,350             311,374
                                                                                                       -----------------

     TOTAL -- FINLAND
     (Cost $11,944,508)                                                                                       24,611,598
                                                                                                       -----------------

     IRELAND -- (1.4%)
     COMMON STOCKS -- (1.4%)
              Allied Irish Banks P.L.C.                                                      262,190           5,440,168
              Bank of Ireland P.L.C.                                                         200,203           3,039,372
              CRH P.L.C.                                                                     334,589           8,447,362

              DCC P.L.C.                                                                       7,379             146,298
          *   Elan Corp. P.L.C.                                                              123,571             943,425
              Independent News & Media P.L.C.                                                 35,273             108,450
              Irish Permanent P.L.C.                                                         180,152           2,996,210
                                                                                                       -----------------

     TOTAL -- IRELAND
     (Cost $17,383,182)                                                                                       21,121,285
                                                                                                       -----------------

     DENMARK -- (1.2%)
     COMMON STOCKS -- (1.2%)
              Carlsberg A.S. Series B                                                         21,787           1,066,621
          #   Codan A.S.                                                                      41,260           2,018,624
              Danisco A.S.                                                                    26,020           1,791,567
              Danske Bank A.S.                                                               199,426           5,722,701
          *   Jyske Bank A.S.                                                                 29,350           1,121,282
              Koebenhavns Lufthavne                                                              620             137,208
              Nordea AB                                                                       21,596             197,307
              Rockwool, Ltd.                                                                   6,150             426,846
              Sydbank A.S.                                                                    22,100             458,469
              Tele Danmark A.S.                                                              123,130           5,428,778
          *   Topdanmark A.S.                                                                  3,830             275,005
                                                                                                       -----------------

     TOTAL -- DENMARK
     (Cost $13,952,738)                                                                                       18,644,408
                                                                                                       -----------------

     NORWAY -- (1.0%)
     COMMON STOCKS -- (1.0%)
          *   Aker Kvaerner OGEP ASA                                                          18,187             687,220
              Aker Yards ASA                                                                  11,213             410,895
              Den Norske Bank ASA Series A                                                   230,400           2,228,487
          *   Fred Olsen Energy ASA                                                            4,000              80,267
              Norsk Hydro ASA                                                                 87,380           7,081,911
              Norske Skogindustrier ASA Series A                                              90,300           1,386,831
              Odfjell ASA Series A                                                             7,600             144,939
              Orkla ASA Series A                                                              33,450           1,140,151
              Prosafe ASA                                                                      4,150             124,703
              Smedvig ASA Series A                                                             5,400              94,534
              Storebrand ASA                                                                 173,400           1,442,694
              Wilhelmsen (Wilhelm), Ltd. ASA Series A                                          7,150             181,695
              Yara International ASA                                                           3,400              50,274
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $12,392,201)                                                                                       15,054,601
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   Norwegian Krone                                                                                      3,765
                                                                                                       -----------------
     (Cost $3,836)
     TOTAL -- NORWAY
     (Cost $12,396,037)                                                                                       15,058,366
                                                                                                       -----------------

     SINGAPORE -- (0.8%)
     COMMON STOCKS -- (0.8%)
              Cycle & Carriage, Ltd.                                                          14,000             103,129
              DBS Group Holdings, Ltd.                                                       119,000             990,871
              Fraser & Neave, Ltd.                                                           154,710           1,454,886
              Haw Par Brothers International, Ltd.                                             1,594               5,065
              Keppel Corp., Ltd.                                                             471,000           3,266,511
              Keppel Land, Ltd.                                                               67,000              91,479
              Neptune Orient Lines, Ltd.                                                     283,000             566,035
              Overseas Chinese Banking Corp., Ltd.                                            53,000             441,478
              SembCorp Industries, Ltd.                                                      333,700             456,465
              Singapore Airlines, Ltd.                                                       438,800           3,018,505
              Singapore Land, Ltd.                                                           123,000             382,699
              United Overseas Bank, Ltd.                                                      46,000             394,208
          #   United Overseas Land, Ltd.                                                     231,000             304,101
                                                                                                       -----------------

     TOTAL -- SINGAPORE
     (Cost $7,197,908)                                                                                        11,475,432
                                                                                                       -----------------

     AUSTRIA -- (0.4%)
     COMMON STOCKS -- (0.4%)
              Bank Austria Creditanstalt AG                                                   20,389           2,005,067
              Boehler-Uddeholm AG                                                              2,145             276,835
              OMV AG                                                                           2,984           1,045,090
              Telekom Austria AG                                                              44,047             820,951
              Voestalpine AG                                                                  20,565           1,386,496
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $3,013,095)                                                                                         5,534,439
                                                                                                       -----------------

     RIGHTS/WARRANTS -- (0.0%)
          *   Boehler-Uddeholm AG Rights 06/02/05                                              2,145                   0
                                                                                                       -----------------
     (Cost $0)
     TOTAL -- AUSTRIA
     (Cost $3,013,095)                                                                                         5,534,439
                                                                                                       -----------------

     GREECE -- (0.3%)
     COMMON STOCKS -- (0.3%)
          *   Agricultural Bank of Greece S.A.                                                 8,700              63,015
              Alpha Credit Bank                                                               28,080             771,812
              Bank of Greece                                                                   9,390           1,185,414
              Bank of Piraeus S.A.                                                             5,000              89,391
          *   Commercial Bank of Greece                                                       17,600             539,154
              Hellenic Petroleum S.A.                                                         66,160             636,135
              Hellenic Telecommunication Organization Co. S.A.                                64,300           1,145,558
              Intracom S.A.                                                                  101,820             522,626
                                                                                                       -----------------

     TOTAL -- GREECE
     (Cost $4,137,847)                                                                                         4,953,105
                                                                                                       -----------------

     PORTUGAL -- (0.3%)
     COMMON STOCKS -- (0.3%)
              Banco Comercial Portugues SA                                                   413,241           1,069,306
              Banco Espirito Santo e Comercial de Lisboa                                      92,784           1,456,573
              BPI SGPS SA                                                                    203,600             770,268
              Cimpor Cimentos de Portugal SA                                                  61,612             330,514
              Jeronimo Martins SGPS SA                                                        12,492             174,842
              Portucel-Empresa Produtora de Pasta de Papel SA                                593,270           1,023,040
                                                                                                       -----------------

     TOTAL -- PORTUGAL
     (Cost $4,629,478)                                                                                         4,824,543
                                                                                                       -----------------

     NEW ZEALAND -- (0.2%)
     COMMON STOCKS -- (0.2%)
              Air New Zealand, Ltd.                                                          140,078             143,624
              Auckland International Airport, Ltd.                                           373,744             538,496
              Carter Holt Harvey, Ltd.                                                       833,536           1,046,949
              Contact Energy, Ltd.                                                            35,243             174,573
              Fletcher Building, Ltd.                                                        113,984             500,208
                                                                                                       -----------------
     TOTAL COMMON STOCKS
     (Cost $1,771,480)                                                                                         2,403,850
                                                                                                       -----------------

     INVESTMENT IN CURRENCY -- (0.0%)
          *   New Zealand Dollar                                                                                   2,007
                                                                                                       -----------------
     (Cost $2,036)
     TOTAL -- NEW ZEALAND
     (Cost $1,773,516)                                                                                         2,405,857
                                                                                                       -----------------

     EMU -- (0.1%)
     INVESTMENT IN CURRENCY -- (0.1%)
          *   Euro Currency                                                                                    1,761,604
                                                                                                       -----------------
     (Cost $1,797,743)

                                                                                         FACE
                                                                                         AMOUNT              VALUE +
                                                                                   -----------------   -----------------
                                                                                         (000)
     TEMPORARY CASH INVESTMENTS -- (15.4%)

          ^   Repurchase Agreement, Deutsche Bank Securities & Morgan Stanley
              2.96%, 06/01/05 (Collateralized by $414,900,953 U.S. TIPS 1.875%,
              07/15/13 & U.S. STRIPS, maturities ranging from 05/15/19 to
              02/15/20, valued at $231,053,508) to be repurchased at
              $226,539,652 (Cost $226,521,027)                                     $         226,521         226,521,027

              Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
              (Collateralized by $5,959,000 FNMA Notes 2.95%, 11/14/07, valued
              at $5,951,551) to be repurchased at $5,863,471 (Cost $5,863,000)                 5,863           5,863,000
                                                                                                       -----------------
     TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $232,384,027)                                                                                     232,384,027
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,208,904,859)                                                                                  $   1,504,859,826
                                                                                                       -----------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
^    Security purchased with cash proceeds from securities on loan.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.

                 See accompanying Notes to Financial Statements.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES               VALUE+
                                                                                   -----------------   -----------------
COMMON STOCKS -- (96.9%)
Financials -- (26.7%)
           1st Source Corp.                                                                   13,200   $         287,496
           21st Century Insurance Group                                                       55,000             766,150
           A.G. Edwards, Inc.                                                                 48,600           2,007,666
       *   ACE Cash Express, Inc.                                                                600              13,086
           Advanta Corp. Class A                                                              14,400             330,192
           Advanta Corp. Class B Non-Voting                                                   15,000             370,050
       *   Aether Systems, Inc.                                                                4,000              12,520
           Alfa Corp.                                                                         31,257             447,600
       *   Allmerica Financial Corp.                                                          24,800             866,016
           Allstate Corp.                                                                    613,600          35,711,520
           AMBAC Financial Group, Inc.                                                        98,300           7,092,345
           American Capital Strategies, Ltd.                                                  66,823           2,340,141
           American Financial Group, Inc.                                                     73,500           2,382,870
       *   American Independence Corp.                                                         1,266              16,774
           American National Insurance Co.                                                    24,200           2,792,680
       *   American Physicians Capital, Inc.                                                   3,500             121,275
       *   American West Bancorporation                                                          666              13,167
       *   AmeriCredit Corp.                                                                  67,900           1,688,673
       *   AmeriServe Financial, Inc.                                                            800               4,368
           AmerUs Group Co.                                                                   36,100           1,717,999
           AmSouth Bancorporation                                                              2,500              66,650
           AON Corp.                                                                         263,700           6,574,041
       *   Arch Capital Group, Ltd.                                                            3,900             174,135
       *   Argonaut Group, Inc.                                                                7,850             164,379
           Associated Banc-Corp                                                                1,004              33,554
           Astoria Financial Corp.                                                             6,500             179,010
           Baldwin & Lyons, Inc. Class B                                                       2,600              66,820
       *   Bancinsurance Corp.                                                                 1,800               9,360
           Bank of America Corp.                                                              28,000           1,296,960
           Bank of Hawaii Corp.                                                               60,500           2,948,165
           BankUnited Financial Corp. Class A                                                 14,300             353,353
           Banner Corp.                                                                        8,566             227,941
           Bay View Capital Corp.                                                              2,790              44,221
           BB&T Corp.                                                                            437              17,454
           Bear Stearns Companies, Inc.                                                      115,222          11,411,587
           Berkley (W.R.) Corp.                                                               35,437           1,256,596
           Beverly Hills Bancorp, Inc.                                                         4,000              41,800
           Brookline Bancorp, Inc.                                                            39,125             594,700
           Cash America International, Inc.                                                   20,700             356,040
       *   Ceres Group, Inc.                                                                   3,006              17,224
           CFS Bancorp, Inc.                                                                   3,023              39,632
           Chemical Financial Corp.                                                           15,205             486,256

           Chubb Corp.                                                                       180,500          15,203,515
           Cincinnati Financial Corp.                                                        151,932           5,996,756
           Citigroup, Inc.                                                                    45,069           2,123,201
           Citizens South Banking Corp.                                                        1,842              23,264
     * #   Citizens, Inc.                                                                      1,400               8,106
           City Holding Co.                                                                    6,500             219,570
           Clark, Inc.                                                                         6,300              91,350
       *   CNA Financial Corp.                                                               114,500           3,157,910
       *   CNA Surety Corp.                                                                   14,500             200,390
           Columbia Banking System, Inc.                                                       6,623             162,926
           Comerica, Inc.                                                                     72,600           4,056,888
           Commerce Bancshares, Inc.                                                           1,701              82,924
           Commerce Group, Inc.                                                               19,100           1,138,360
           Commercial Capital Bancorp, Inc.                                                    6,669             113,040
           Commercial Federal Corp.                                                           34,300             857,843
           Community Bank System, Inc.                                                        23,900             556,870
           Community West Bancshares                                                             400               4,872
           Compass Bancshares, Inc.                                                            2,700             120,339
     * #   CompuCredit Corp.                                                                  36,500           1,150,845
           Corus Bankshares, Inc.                                                             13,400             687,688
           Countrywide Financial Corp.                                                       462,798          17,202,202
       *   Credit Acceptance Corp.                                                            35,400             499,494
           Delphi Financial Group, Inc. Class A                                               22,500             954,000
           Delta Financial Corp.                                                                 300               2,715
           Dime Community Bancshares                                                          19,912             300,671
           Donegal Group, Inc. Class A                                                         3,133              57,835
           Downey Financial Corp.                                                             23,100           1,732,962
       *   E*TRADE Financial Corp.                                                           204,800           2,529,280
       *   Epoch Holding Corp.                                                                   600               2,700
           F.N.B. Corp.                                                                        7,300             135,634
           FBL Financial Group, Inc. Class A                                                  21,400             572,450
           Fidelity National Financial, Inc.                                                  90,335           3,251,157
           Financial Federal Corp.                                                             2,100              78,330
       *   Financial Industries Corp.                                                          2,444              20,896
           First American Corp.                                                               76,600           2,964,420
       *   First Bank of Delaware                                                                550               1,815
       *   First Cash Financial Services, Inc.                                                 2,700              46,980
           First Charter Corp.                                                                 7,900             174,195
           First Citizens BancShares, Inc.                                                     3,900             509,067
           First Community Bancorp                                                             4,200             185,556
           First Community Bancshares, Inc.                                                    3,000              90,240
           First Indiana Corp.                                                                 8,749             235,786
       *   First Mariner Bancorp                                                                 300               5,001
           First Merchants Corp.                                                              10,441             259,668
           First Niagara Financial Group, Inc.                                                65,869             857,614
       #   First PacTrust Bancorp, Inc.                                                          600              14,844
           First Place Financial Corp.                                                         9,953             195,975
           First Republic Bank                                                                10,200             327,216
           First State Bancorporation                                                          4,000              73,840
       *   FirstFed Financial Corp.                                                            7,800             422,604
           Flagstar Bancorp, Inc.                                                             41,300             816,088
       *   FPIC Insurance Group, Inc.                                                          3,400             101,184
           Fremont General Corp.                                                              54,000           1,161,540
           Gold Banc Corp.                                                                     4,100              56,949
           Great American Financial Resources, Inc.                                            2,300              38,778

           Hancock Holding Co.                                                                 4,000             129,440
           Harbor Florida Bancshares, Inc.                                                     5,200             184,964
           Harleysville Group, Inc.                                                           19,500             396,045
           Hartford Financial Services Group, Inc.                                           281,700          21,068,343
           HCC Insurance Holdings, Inc.                                                       11,800             462,678
           Heritage Commerce Corp.                                                               800              14,816
           Hibernia Corp.                                                                      1,800              57,870
           HMN Financial, Inc.                                                                 3,596             108,365
           Horace Mann Educators Corp.                                                        31,000             564,200
           Horizon Financial Corp.                                                             1,900              38,190
           Huntington Bancshares, Inc.                                                         2,500              58,300
           ILX Resorts, Inc.                                                                     200               1,962
           Independence Community Bank Corp.                                                  77,287           2,896,717
           IndyMac Bancorp, Inc.                                                              33,000           1,357,950
           Infinity Property & Casualty Corp.                                                 14,800             473,600
       *   Instinet Group, Inc.                                                               46,400             244,992
           Integra Bank Corp.                                                                  4,100              90,569
           Irwin Financial Corp.                                                              17,400             365,226
       *   ITLA Capital Corp.                                                                    400              19,928
           Janus Capital Group, Inc.                                                         244,500           3,755,520
           Jefferies Group, Inc.                                                              22,800             807,348
           Jefferson-Pilot Corp.                                                             109,000           5,493,600
       *   Jones Lang LaSalle, Inc.                                                              600              25,446
           JPMorgan Chase & Co.                                                            1,593,648          56,972,916
       *   Kennedy-Wilson, Inc.                                                                  900               9,288
           KeyCorp                                                                           215,100           7,046,676
       *   Knight Capital Group, Inc.                                                         74,400             561,720
       *   LaBranche & Co., Inc.                                                               2,500              13,825
           LandAmerica Financial Group, Inc.                                                  17,100             961,020
           Lehman Brothers Holdings, Inc.                                                     91,071           8,396,746
           Lincoln National Corp.                                                            137,300           6,251,269
           Loews Corp.                                                                       181,500          13,666,950
           MAF Bancorp, Inc.                                                                  22,900             974,624
           Manulife Financial Corp.                                                          284,353          13,066,020
       *   Matrix Bancorp, Inc.                                                                  100               1,280
           MBIA, Inc.                                                                        125,050           6,994,046
           MCG Capital Corp.                                                                  18,300             292,800
       *   Meadowbrook Insurance Group, Inc.                                                   6,200              31,930
           Medallion Finanacial Corp.                                                          7,400              68,524
           Mercantile Bankshares Corp.                                                         2,381             124,122
           Merrill Lynch & Co., Inc.                                                         189,200          10,265,992
           MetLife, Inc.                                                                     759,500          33,873,700
       *   Metris Companies, Inc.                                                             20,400             264,792
           MGIC Investment Corp.                                                             111,000           6,808,740
           Midland Co.                                                                         2,000              63,900
           National City Corp.                                                                 5,788             200,033
       *   National Western Life Insurance Co. Class A                                           900             165,037
           Nationwide Financial Services, Inc.                                                47,500           1,813,550
       *   Navigators Group, Inc.                                                              2,900              96,396
           New York Community Bancorp, Inc.                                                  215,500           3,926,410
       *   Newtek Business Services, Inc.                                                      1,400               3,626
           North Fork Bancorporation, Inc.                                                    92,970           2,534,362
           Northwest Bancorp, Inc.                                                             2,200              43,780
           OceanFirst Financial Corp.                                                          2,300              49,450
     * #   Ocwen Financial Corp.                                                              39,300             284,139

       #   Odyssey Re Holdings Corp.                                                          53,300           1,285,063
           Ohio Casualty Corp.                                                                44,300           1,058,770
           Old Republic International Corp.                                                  143,650           3,571,139
       *   Pacific Mercantile Bancorp                                                          1,000              14,116
       *   Pelican Financial, Inc.                                                               300               1,953
     * #   Penn Treaty American Corp.                                                            500               1,115
           PFF Bancorp, Inc.                                                                  31,500             914,760
       *   Piper Jaffray Companies, Inc.                                                       3,100              87,637
       *   PMA Capital Corp. Class A                                                           7,357              54,663
           PMI Group, Inc.                                                                   117,100           4,426,380
       *   Premier Financial Bancorp                                                             400               4,350
           Presidential Life Corp.                                                            21,758             329,634
           Principal Financial Group, Inc.                                                   308,100          12,290,109
       *   ProAssurance Corp.                                                                 15,200             594,624
           Protective Life Corp.                                                              62,000           2,491,780
           Provident Financial Holdings, Inc.                                                    675              18,778
           Provident Financial Services, Inc.                                                  1,828              32,502
       *   Providian Financial Corp.                                                         117,300           2,090,286
           Prudential Financial, Inc.                                                        517,500          32,762,925
           Radian Group, Inc.                                                                123,704           5,675,540
           Regions Financial Corp.                                                           119,637           4,029,374
           Reinsurance Group of America, Inc.                                                 54,700           2,502,525
       *   Republic First Bancorp, Inc.                                                          616               8,205
           RLI Corp.                                                                          18,400             804,816
           Safeco Corp.                                                                      110,000           5,919,100
           Sanders Morris Harris Group, Inc.                                                   1,100              17,985
           Selective Insurance Group, Inc.                                                    23,000           1,106,990
           Simmons First National Corp. Class A                                                7,811             191,682
           Sound Federal Bancorp, Inc.                                                         5,736              91,317
           South Financial Group, Inc.                                                        61,153           1,666,419
           Sovereign Bancorp, Inc.                                                           348,618           7,781,154
           StanCorp Financial Group, Inc.                                                     26,200           1,961,070
       *   Standard Management Corp.                                                             100                 180
           State Auto Financial Corp.                                                         24,300             656,100
       *   Sterling Financial Corp.                                                           11,259             398,006
           Stewart Information Services Corp.                                                 13,700             537,725
       *   Stifel Financial Corp.                                                                400               8,448
       *   Stratus Properties, Inc.                                                              500               8,340
       *   Sun Bancorp, Inc.                                                                   3,115              64,605
           Susquehanna Bancshares, Inc.                                                       13,802             314,134
       *   SVB Financial Group                                                                 2,380             113,669
           SWS Group, Inc.                                                                    10,800             171,180
           TD Banknorth, Inc.                                                                  1,270              38,075
       *   The Banc Corp.                                                                      4,100              43,050
       #   The Phoenix Companies, Inc.                                                        77,600             892,400
           The St. Joe Corp.                                                                   1,600             126,192
           The St. Paul Travelers Companies, Inc.                                            637,800          24,159,864
           The Toronto Dominion Bank                                                             705              29,984
       *   The Washtenaw Group, Inc.                                                             100                 125
           TierOne Corp.                                                                      14,000             337,750
           Torchmark Corp.                                                                    93,500           4,932,125
       *   Trammell Crow Co.                                                                  27,900             629,145
           Transatlantic Holdings, Inc.                                                       58,100           3,318,091
       *   Triad Guaranty, Inc.                                                                5,600             303,520
           UICI                                                                               45,600           1,146,840

           UMB Financial Corp.                                                                17,470             973,079
           Umpqua Holdings Corp.                                                              26,100             608,391
           UnionBanCal Corp.                                                                     500              31,385
       *   United America Idemnity, Ltd.                                                       3,722              63,460
           United Community Financial Corp.                                                   34,000             357,340
           Unitrin, Inc.                                                                      57,300           2,852,967
           Unity Bancorp, Inc.                                                                 1,543              18,902
       *   Universal American Financial Corp.                                                 46,391             878,646
           UnumProvident Corp.                                                               218,100           4,004,316
           Vesta Insurance Group, Inc.                                                        13,700              34,524
           Wachovia Corp.                                                                     49,732           2,523,899
           Washington Federal, Inc.                                                           43,820             999,972
           Washington Mutual, Inc.                                                           650,900          26,882,170
           Webster Financial Corp.                                                            44,000           2,063,600
           Wesbanco, Inc.                                                                      8,859             261,961
           Wesco Financial Corp.                                                               1,110             397,691
           Westcorp, Inc.                                                                     42,720           2,069,357
       *   WFS Financial, Inc.                                                                 9,100             443,625
           Whitney Holding Corp.                                                               8,775             278,255
           Willow Grove Bancorp, Inc.                                                          4,600              70,132
       *   Wilshire Enterprises, Inc.                                                            600               4,500
           Wintrust Financial Corp.                                                              600              30,042
       *   World Acceptance Corp.                                                              1,130              29,436
           Yardville National Bancorp                                                          3,100             105,121
                                                                                                       -----------------
Total Financials
(Cost $415,724,285)                                                                                          549,621,621
                                                                                                       -----------------

Consumer Discretionary -- (20.2%)
       *   4Kids Entertainment, Inc.                                                           2,300              43,700
       *   Acme Communications, Inc.                                                           1,000               3,960
           Action Performance Companies, Inc.                                                 10,900             101,479
       *   Advanced Marketing Services, Inc.                                                   8,500              34,637
       *   Aftermarket Technology Corp.                                                        5,900              90,506
       *   Alderwoods Group, Inc.                                                              2,800              38,780
       *   All American Semiconductor, Inc.                                                      800               3,832
       *   Alloy, Inc.                                                                         1,200               6,168
           Ambassadors Group, Inc.                                                               600              21,690
           American Axle & Manufacturing Holdings, Inc.                                       44,300             917,010
           American Greetings Corp. Class A                                                   32,500             844,350
       *   AnnTaylor Stores Corp.                                                             39,375           1,014,300
       *   Applica, Inc.                                                                       4,600              13,156
           ArvinMeritor, Inc.                                                                    200               2,880
       *   Ashworth, Inc.                                                                      3,300              31,680
       *   Audiovox Corp. Class A                                                             23,900             349,657
       *   AutoNation, Inc.                                                                  321,100           6,418,789
     * #   Avatar Holdings, Inc.                                                               1,700              81,430
       *   Aztar Corp.                                                                        30,900             986,946
     * #   Bally Total Fitness Holding Corp.                                                   1,100               3,344
           Bandag, Inc.                                                                        4,500             208,260
           Bandag, Inc. Class A                                                                2,600             108,550
       *   Barnes & Noble, Inc.                                                               30,500           1,154,425
           Bassett Furniture Industries, Inc.                                                  5,679             110,911
           Beazer Homes USA, Inc.                                                             36,603           1,956,796
           Belo Corp. Class A                                                                106,600           2,620,228
       *   Big Lots, Inc.                                                                     71,900             910,254

           Blair Corp.                                                                         5,800             226,490
       #   Blockbuster, Inc. Class A                                                          45,400             414,502
       *   Bluegreen Corp.                                                                     8,400             141,624
           Bob Evans Farms, Inc.                                                              24,200             566,280
       *   Bombay Co., Inc.                                                                   11,800              62,894
           Bon-Ton Stores, Inc.                                                               10,249             185,199
           Books-A-Million, Inc.                                                               5,000              42,100
           Borders Group, Inc.                                                                72,400           1,830,996
           BorgWarner, Inc.                                                                   46,200           2,469,852
           Boyd Gaming Corp.                                                                  42,300           2,235,978
       *   Boyds Collection, Ltd.                                                              8,800              19,272
     * #   Brillian Corp.                                                                      1,375               4,290
       *   Brookstone, Inc.                                                                    1,375              27,692
           Brown Shoe Company, Inc.                                                           15,800             554,580
           Brunswick Corp.                                                                    51,400           2,212,256
       *   Buca, Inc.                                                                            700               3,570
           Building Materials Holding Corp.                                                    8,900             552,067
           Burlington Coat Factory Warehouse Corp.                                            51,900           1,720,485
       *   Cache, Inc.                                                                         1,050              13,734
       *   Caesars Entertainment, Inc.                                                       247,700           5,337,935
       *   California Coastal Communities, Inc.                                                  700              20,713
           Callaway Golf Co.                                                                  53,200             621,908
       *   Capital Pacific Holdings, Inc.                                                      5,700              23,484
       *   CarMax, Inc.                                                                        2,229              56,906
       *   Carriage Services, Inc.                                                             1,800              10,584
       *   Casual Male Retail Group, Inc.                                                      6,869              48,426
           Cato Corp. Class A                                                                    400              11,544
       *   Cavalier Homes, Inc.                                                                5,800              21,170
       *   Cavco Industries, Inc.                                                              6,050             162,805
           CBRL Group, Inc.                                                                   60,100           2,447,272
           Centex Corp.                                                                      121,000           7,923,080
       *   Champion Enterprises, Inc.                                                          4,300              41,839
       *   Champps Entertainment, Inc.                                                         1,703              13,709
       *   Charles and Colvard, Ltd.                                                           1,000              20,220
       *   Charlotte Russe Holding, Inc.                                                       4,600              54,970
       *   Charming Shoppes, Inc.                                                             47,400             428,022
       *   Checkers Drive-In Restaurants, Inc.                                                 3,100              44,609
       *   Chromcraft Revington, Inc.                                                            700               8,400
           Circuit City Stores, Inc.                                                         169,700           2,781,383
           Clear Channel Communications, Inc.                                                480,400          14,042,092
           Coachmen Industries, Inc.                                                           9,000             110,250
       *   Cobra Electronics Corp.                                                             1,200               8,520
       *   Coldwater Creek, Inc.                                                                 572              12,853
     * #   Collins & Aikman Corp.                                                             20,300               2,304
       *   Comcast Corp. Class A                                                             637,624          20,531,493
       *   Comcast Corp. Special Class A Non-Voting                                          322,500          10,203,900
       *   Concord Camera Corp.                                                                7,081               9,205
           Cooper Tire & Rubber Co.                                                           51,100             972,944
       *   Cox Radio, Inc.                                                                    15,900             258,693
       *   Crown Media Holdings, Inc.                                                          4,277              40,161
           CSS Industries, Inc.                                                                2,550              78,540
       *   Culp, Inc.                                                                          1,000               4,350
       *   Cumulus Media, Inc. Class A                                                        16,200             202,338
           Cutter & Buck, Inc.                                                                 4,100              53,833
           Dana Corp.                                                                        164,900           2,234,395

       *   Dave & Busters, Inc.                                                                3,400              61,064
       *   Deckers Outdoor Corp.                                                               1,900              46,018
           Delta Apparel, Inc.                                                                   300               8,811
       *   Department 56, Inc.                                                                 3,800              42,408
       *   Diedrich Coffee, Inc.                                                                 400               1,672
           Dillards, Inc. Class A                                                             74,100           1,772,472
           Disney (Walt Co.)                                                                 569,300          15,621,592
       *   Dixie Group, Inc.                                                                  11,100             164,502
     * #   Dominion Homes, Inc.                                                                3,000              46,590
           Dover Motorsports, Inc.                                                             9,000              51,840
       *   Drew Industries, Inc.                                                                 700              28,700
       *   drugstore.com, Inc.                                                                22,804              78,446
       *   Dura Automotive Systems, Inc.                                                       3,100              13,237
           Eastman Kodak Co.                                                                 189,000           4,966,920
       *   eCost.com, Inc.                                                                     2,776               8,778
     * #   Emmis Communications Corp. Class A                                                 15,400             273,504
       *   Enesco Group, Inc.                                                                  3,500              13,475
       *   Entercom Communications Corp.                                                      18,700             620,840
       *   Entravision Communications Corp.                                                   55,400             411,622
       *   Fairchild Corp. Class A                                                             7,900              18,170
       *   Famous Dave's of America, Inc.                                                      1,900              20,615
           Federated Department Stores, Inc.                                                 171,600          11,574,420
           Finish Line, Inc. Class A                                                          23,400             466,128
       *   Finlay Enterprises, Inc.                                                            4,300              55,814
     * #   Fleetwood Enterprises, Inc.                                                        39,500             378,015
           Foot Locker, Inc.                                                                  32,000             845,120
           Ford Motor Co.                                                                  1,362,440          13,597,151
           Fortune Brands, Inc.                                                                2,000             173,000
           Furniture Brands International, Inc.                                               38,800             780,268
           GameTech International, Inc.                                                          800               2,224
       *   Gaylord Entertainment Co.                                                          34,760           1,460,963
       #   General Motors Corp.                                                              318,700          10,048,611
           Genuine Parts Co.                                                                   3,800             163,248
       *   Getty Images, Inc.                                                                 11,400             853,176
       *   G-III Apparel Group, Ltd.                                                             500               3,600
       *   Goodyear Tire & Rubber Co.                                                         32,700             470,553
           Goody's Family Clothing, Inc.                                                      35,300             250,630
       *   Gottschalks, Inc.                                                                   2,400              25,800
           Gray Television, Inc.                                                              34,740             408,195
       *   Group 1 Automotive, Inc.                                                           18,700             499,477
     * #   GSI Commerce, Inc.                                                                  2,800              41,552
       *   Guess, Inc.                                                                        11,000             185,240
       *   Gymboree Corp.                                                                      9,000             119,160
       *   Ha-Lo Industries, Inc.                                                             19,500                  14
           Hancock Fabrics, Inc.                                                               9,700              57,133
           Handleman Co.                                                                      25,400             461,010
           Harrahs Entertainment, Inc.                                                         2,600             186,706
       *   Harris Interactive, Inc.                                                            7,600              37,468
       *   Hartmarx Corp.                                                                      8,000              75,840
           Hasbro, Inc.                                                                      226,200           4,564,716
       *   Hastings Entertainment, Inc.                                                        5,000              29,850
       *   Hayes Lemmerz International, Inc.                                                   1,100               7,150
           Hearst-Argyle Television, Inc.                                                     46,800           1,168,128
           Hilton Hotels Corp.                                                                42,400           1,027,352
           Horton (D.R.), Inc.                                                               110,340           3,814,454

       *   IAC/InterActiveCorp                                                               244,522           5,990,789
           IHOP Corp.                                                                          8,900             423,729
       *   Image Entertainment, Inc.                                                           4,800              19,248
       *   IMPCO Technologies, Inc.                                                            3,700              12,284
       *   Infosonics Corp.                                                                      900               2,691
       *   Insight Communications Co., Inc.                                                   15,650             176,845
       *   Insight Enterprises, Inc.                                                          16,100             315,238
       *   Interactive Data Corp.                                                                 23                 495
       *   Interface, Inc. Class A                                                            19,800             151,470
           International Speedway Corp. Class A                                                  800              43,728
       *   Interstate Hotels & Resorts, Inc.                                                   4,600              21,160
       *   J. Jill Group, Inc.                                                                   500               6,375
       *   Jack in the Box, Inc.                                                               2,100              87,108
       *   Jakks Pacific, Inc.                                                                 8,700             179,829
       *   Jarden Corp.                                                                          700              35,616
       *   Jo-Ann Stores, Inc.                                                                 7,300             195,275
       *   Johnson Outdoors, Inc.                                                                500               8,755
           Jones Apparel Group, Inc.                                                         112,000           3,573,920
     * #   Jos. A. Bank Clothiers, Inc.                                                          962              37,922
       *   K2, Inc.                                                                           18,324             230,699
           KB Home                                                                             2,000             135,080
           Kellwood Co.                                                                       94,600           2,380,136
       *   Keystone Automotive Industries, Inc.                                                4,700              92,778
           Kimball International, Inc. Class B                                                16,482             202,729
           Knight-Ridder, Inc.                                                                   500              31,540
       *   La Quinta Corp.                                                                    65,600             568,752
       *   LaCrosse Footwear, Inc.                                                               400               3,960
     * #   Lakes Entertainment, Inc.                                                           1,600              19,888
       *   Lamar Advertising Co.                                                                  66               2,760
           Landry's Restaurants, Inc.                                                         25,100             752,247
       *   Laureate Education, Inc.                                                           15,349             716,798
       *   Lazare Kaplan International, Inc.                                                     500               4,310
       #   La-Z-Boy, Inc.                                                                     32,300             431,205
           Lear Corp.                                                                         59,000           2,224,300
           Leggett & Platt, Inc.                                                               1,500              39,960
           Lennar Corp. Class A                                                               34,400           1,995,544
           Lennar Corp. Class B                                                                4,240             227,858
           Levitt Corp. Class A                                                                  100               2,880
           Libbey, Inc.                                                                        2,400              45,720
           Liberty Corp.                                                                      12,900             465,819
       *   Liberty Media Corp. Class A                                                     1,307,600          13,585,964
       *   Liberty Media International, Inc. Class A                                          61,041           2,558,228
           Limited Brands, Inc.                                                              149,500           3,075,215
       *   Lin TV Corp.                                                                        9,300             135,315
       *   Linens 'n Things, Inc.                                                             15,800             385,046
           Lithia Motors, Inc. Class A                                                        12,200             324,520
           Lone Star Steakhouse & Saloon, Inc.                                                41,400           1,250,694
       *   Luby's, Inc.                                                                        3,600              29,664
           M/I Homes, Inc.                                                                    11,400             575,472
       *   Madden (Steven), Ltd.                                                                 900              15,984
       *   Magna Entertainment Corp.                                                           7,000              37,240
       *   Main Street Restaurant Group, Inc.                                                  1,300               4,498
       *   MarineMax, Inc.                                                                     7,200             198,144
           May Department Stores Co.                                                         184,600           7,044,336
           McRae Industries, Inc. Class A                                                      2,100              24,612

           MDC Holdings, Inc.                                                                 20,364           1,470,484
       *   Meade Instruments Corp.                                                            14,250              39,330
           Media General, Inc. Class A                                                        19,600           1,197,560
       *   MGM Mirage                                                                        183,800           7,000,942
           Michaels Stores, Inc.                                                              61,600           2,593,976
           Modine Manufacturing Co.                                                           25,400             772,160
           Monaco Coach Corp.                                                                 18,000             295,380
       *   Monro Muffler Brake, Inc.                                                             900              24,183
       *   Mothers Work, Inc.                                                                    200               2,726
           Movado Group, Inc.                                                                 16,200             273,132
           Movie Gallery, Inc.                                                                17,300             552,908
       *   National RV Holdings, Inc.                                                          2,500              22,175
       *   Navigant International, Inc.                                                        5,200              65,832
           News Corp. Class A                                                                248,924           4,015,144
       *   Nobel Learning Communities, Inc.                                                      400               3,500
           Nordstrom, Inc.                                                                     1,900             115,976
       *   O'Charleys, Inc.                                                                    5,508             102,284
       *   Office Depot, Inc.                                                                215,300           4,245,716
           OfficeMax, Inc.                                                                    43,400           1,317,190
     * #   Oneida, Ltd.                                                                        2,600               6,110
       *   Opinion Research Corp.                                                              5,200              36,608
       #   Orleans Homebuilders, Inc.                                                            600              13,440
           Oxford Industries, Inc.                                                            14,500             518,520
     * #   Palm Harbor Homes, Inc.                                                             6,800             127,364
       *   Payless ShoeSource, Inc.                                                           23,600             397,188
     * #   PC Mall, Inc.                                                                       2,300              11,383
     * #   Pegasus Communications Corp.                                                        2,500              15,687
           Penney (J.C.) Co., Inc.                                                           235,200          11,703,552
           Pep Boys - Manny, Moe & Jack                                                       62,500             835,000
       *   Perry Ellis International, Inc.                                                     1,900              38,000
           PETsMART, Inc.                                                                     78,300           2,487,591
           Phillips-Van Heusen Corp.                                                          24,600             762,354
           Pier 1 Imports, Inc.                                                               18,600             312,294
       *   Pinnacle Entertainment, Inc.                                                       10,300             179,529
       *   Pomeroy IT Solutions, Inc.                                                         10,400             130,936
           Pulitzer, Inc.                                                                      6,200             396,552
           Pulte Homes, Inc.                                                                 141,022          10,781,132
       #   Quaker Fabric Corp.                                                                 7,500              26,100
       *   Radio One, Inc.                                                                     7,900              99,698
       *   RC2 Corp.                                                                           3,900             140,556
       #   Reebok International, Ltd.                                                         27,200           1,107,312
       *   Regent Communications, Inc.                                                        32,400             194,400
       *   Rent-Way, Inc.                                                                      9,500              88,065
       *   Restoration Hardware, Inc.                                                          4,500              31,860
       *   Retail Ventures, Inc.                                                               9,300             104,811
       *   Rex Stores Corp.                                                                    4,150              58,100
       *   Riviera Holdings Corp.                                                                900              18,225
     * #   Rockford Corp.                                                                      3,600               9,396
       *   Rocky Shoes & Boots, Inc.                                                             300               8,877
       *   Rubio's Restaurants, Inc.                                                           3,400              31,110
           Russ Berrie & Co., Inc.                                                            11,900             154,819
           Russell Corp.                                                                      26,600             497,420
       *   Ryan's Restaurant Group, Inc.                                                      41,450             578,642
           Ryland Group, Inc.                                                                 22,000           1,507,000
           Saks, Inc.                                                                        124,950           2,141,643

     * #   Salton, Inc.                                                                          500                 520
           Saucony, Inc. Class B                                                                 300               5,880
           Sauer-Danfoss, Inc.                                                                 6,000             117,900
       *   Scholastic Corp.                                                                   12,482             468,325
       *   Sears Holdings Corp.                                                               25,579           3,752,439
           Service Corp. International                                                       178,300           1,351,514
     * #   Sharper Image Corp.                                                                 2,600              34,554
           Sherwin-Williams Co.                                                                3,500             155,575
       *   Shiloh Industries, Inc.                                                             4,000              45,240
       *   Shoe Carnival, Inc.                                                                 6,800             124,644
       *   ShopKo Stores, Inc.                                                                16,100             381,731
           Sinclair Broadcast Group, Inc. Class A                                             17,600             155,056
       *   Six Flags, Inc.                                                                    35,000             154,350
       *   Skechers U.S.A., Inc. Class A                                                       5,800              73,486
           Skyline Corp.                                                                       1,000              39,100
       *   Smith & Wollensky Restaurant Group, Inc.                                            3,700              23,273
           Snap-On, Inc.                                                                      42,400           1,463,224
           Sonic Automotive, Inc.                                                             23,100             492,492
       *   Source Interlink Companies, Inc.                                                    7,400              72,150
       *   Southern Energy Homes, Inc.                                                         3,200              18,720
       *   Spanish Broadcasting System, Inc.                                                     200               1,730
       *   Sport Chalet, Inc.                                                                    500               7,300
       *   Stage Stores, Inc.                                                                  3,900             152,295
       *   Stamps.com, Inc.                                                                    1,853              41,433
           Standard Motor Products, Inc.                                                      11,000             123,970
           Standard Pacific Corp.                                                             21,700           1,738,604
           Starwood Hotels & Resorts Worldwide, Inc.                                         105,800           5,921,626
       *   Stein Mart, Inc.                                                                    3,168              76,222
       *   Steinway Musical Instruments, Inc.                                                  1,600              45,312
           Stewart Enterprises, Inc.                                                          36,500             216,080
       *   Stoneridge, Inc.                                                                   16,200             126,684
           Stride Rite Corp.                                                                  30,089             357,758
       #   Superior Industries International, Inc.                                            19,100             432,615
           Syms Corp.                                                                          4,200              54,936
       *   Systemax, Inc.                                                                      1,600              10,192
       *   Tag-It Pacific, Inc.                                                                  700               1,638
       *   TBC Corp.                                                                           9,400             239,982
       *   The Children's Place Retail Stores, Inc.                                              700              32,697
       *   The DIRECTV Group, Inc.                                                            26,179             390,852
       *   The Dress Barn, Inc.                                                               12,300             222,630
           The Marcus Corp.                                                                   17,100             376,713
       *   The Mens Warehouse, Inc.                                                            7,000             359,590
           The Neiman Marcus Group, Inc.                                                      13,700           1,322,735
       *   The Sports Authority, Inc.                                                          9,303             297,696
       *   Time Warner, Inc.                                                               1,542,800          26,844,720
       *   Toll Brothers, Inc.                                                                34,400           3,185,096
       *   Toys R Us, Inc.                                                                   147,400           3,861,880
           Traffix, Inc.                                                                      18,100              86,880
       *   Trans World Entertainment Corp.                                                    40,100             521,300
     * #   Transpro, Inc.                                                                      8,100              54,999
           Triarc Companies, Inc. Class A                                                      6,100              95,465
           Tribune Co.                                                                       321,500          11,631,870
     * #   Tweeter Home Entertainment Group, Inc.                                              2,100               7,434
       *   Unifi, Inc.                                                                         9,100              29,211
           Unifirst Corp.                                                                      5,900             215,940

           United Auto Group, Inc.                                                            37,000           1,139,600
       *   Univision Communications, Inc. Class A                                            117,130           3,116,829
       *   Vail Resorts, Inc.                                                                 10,900             299,750
       *   ValueVision Media, Inc. Class A                                                    10,000              96,200
           Viacom, Inc. Class A                                                               54,900           1,890,756
           Viacom, Inc. Class B                                                            1,448,200          49,658,778
       #   Visteon Corp.                                                                      62,200             474,586
       *   WCI Communities, Inc.                                                              15,700             469,430
       *   West Marine, Inc.                                                                   8,000             132,720
       *   Westcoast Hospitality Corp.                                                           300               2,067
     * #   Wet Seal, Inc. Class A                                                              1,700               7,242
       *   Whitehall Jewelers, Inc.                                                            5,842              42,354
       *   Wickes, Inc.                                                                          400                   1
       *   William Lyon Homes, Inc.                                                            9,100             819,000
     * #   WMS Industries, Inc.                                                                4,400             139,788
       *   Worldwide Restaurant Concepts, Inc.                                                12,900              82,689
       *   XM Satellite Radio Holdings, Inc.                                                  20,800             667,888
       *   Zapata Corp.                                                                        1,600              10,352
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $340,617,339)                                                                                          416,140,403
                                                                                                       -----------------

Energy -- (11.7%)
           Amerada Hess Corp.                                                                 91,800           8,523,630
           Anadarko Petroleum Corp.                                                          237,634          17,988,894
           Apache Corp.                                                                      247,346          14,534,051
           Arch Coal, Inc.                                                                    18,995             920,308
           Ashland, Inc.                                                                      68,800           4,699,040
     * #   ATP Oil & Gas Corp.                                                                 1,400              29,526
       *   Brigham Exploration Co.                                                             1,100               9,306
           Burlington Resources, Inc.                                                        321,400          16,288,552
           Cabot Oil & Gas Corp.                                                              25,650             804,127
       *   Callon Petroleum Co.                                                               10,900             154,235
       *   Carrizo Oil & Gas, Inc.                                                               700              10,556
           Castle Energy Corp.                                                                 2,300              29,900
           Chesapeake Energy Corp.                                                           216,700           4,435,849
     * #   Cimarex Energy Co.                                                                  6,111             229,957
       *   Clayton Williams Energy, Inc.                                                       5,900             161,188
       *   Comstock Resources, Inc.                                                           13,300             303,506
           ConocoPhillips                                                                    627,694          67,690,521
       *   Dawson Geophysical Co.                                                                400               8,320
       *   Denbury Resources, Inc.                                                            24,100             770,718
           Devon Energy Corp.                                                                163,800           7,518,420
           Diamond Offshore Drilling, Inc.                                                    80,300           3,794,175
       *   Dril-Quip, Inc.                                                                     2,600              71,110
       *   Edge Petroleum Corp.                                                                3,100              42,253
       *   Energy Partners, Ltd.                                                               9,800             223,930
           ENSCO International, Inc.                                                          85,046           2,832,032
           EOG Resources, Inc.                                                               107,900           5,383,131
       *   FMC Technologies, Inc.                                                                 19                 599
       *   Forest Oil Corp.                                                                   46,950           1,866,732
       *   Giant Industries, Inc.                                                              4,400             126,764
       *   Grey Wolf, Inc.                                                                    10,400              68,328
           Gulf Island Fabrication, Inc.                                                       2,900              58,290
       *   Gulfmark Offshore, Inc.                                                             7,500             187,950
       *   Hanover Compressor Co.                                                             25,500             265,965

       *   Harvest Natural Resources, Inc.                                                     3,800              41,192
           Helmerich & Payne, Inc.                                                            40,300           1,671,241
     * #   Horizon Offshore, Inc.                                                              6,000               1,890
       *   Houston Exploration Co.                                                            13,400             682,998
       *   Input/Output, Inc.                                                                 24,200             143,506
       #   Kerr-McGee Corp.                                                                  139,090          10,273,187
       *   Key Energy Group, Inc.                                                             50,600             556,094
       *   Lone Star Technologies, Inc.                                                        6,300             261,135
       *   Magnum Hunter Resources, Inc.                                                      24,600             380,316
           Marathon Oil Corp.                                                                289,900          14,057,251
           MarkWest Hydrocarbon, Inc.                                                            726              15,856
           Massey Energy Co.                                                                  34,600           1,398,878
     * #   Matrix Service Co.                                                                  4,000              16,520
       *   Maverick Tube Corp.                                                                13,900             419,919
       *   Meridian Resource Corp.                                                            20,200              91,506
       *   Mission Resources Corp.                                                             4,700              33,229
       *   NATCO Group, Inc. Class A                                                           3,500              37,660
       *   National-Oilwell, Inc.                                                              3,679             165,555
       *   Newfield Exploration Co.                                                           50,780           1,952,491
       *   Newpark Resources, Inc.                                                            26,400             161,040
           Noble Energy, Inc.                                                                 18,700           1,390,719
           Occidental Petroleum Corp.                                                         14,500           1,060,095
       *   Offshore Logistics, Inc.                                                           15,100             472,932
       *   Oil States International, Inc.                                                     17,700             409,932
           Overseas Shipholding Group, Inc.                                                   36,600           2,236,260
       *   Parallel Petroleum Corp.                                                            4,400              29,964
       *   Parker Drilling Co.                                                                26,700             152,190
           Peabody Energy Corp.                                                               69,800           3,332,252
           Penn Virginia Corp.                                                                 2,400              99,048
       *   Petroleum Development Corp.                                                         1,600              41,808
           Pioneer Natural Resources Co.                                                      98,600           3,956,818
       *   Plains Exploration & Production Co.                                                20,910             638,800
           Pogo Producing Co.                                                                 60,300           2,981,232
       *   Pride International, Inc.                                                          60,000           1,353,000
           Range Resources Corp.                                                              19,100             441,210
           Resource America, Inc.                                                             16,600             564,068
           Rowan Companies, Inc.                                                              66,200           1,820,500
       *   Seabulk International, Inc.                                                         7,641             149,840
       *   SEACOR Holdings, Inc.                                                              12,550             728,653
       *   Southwestern Energy Co.                                                             2,100             146,580
       *   Spinnaker Exploration Co.                                                          12,200             374,174
       *   Stone Energy Corp.                                                                 11,800             507,754
           Sunoco, Inc.                                                                       29,300           3,005,301
       *   Swift Energy Corp.                                                                 25,900             884,485
     * #   Tel Offshore Trust                                                                    357               2,595
           Tesoro Petroleum Corp.                                                             30,900           1,347,240
       *   TETRA Technologies, Inc.                                                            7,900             218,040
           Tidewater, Inc.                                                                    51,200           1,771,520
       *   Toreador Resources Corp.                                                              500              10,740
       *   TransMontaigne, Inc.                                                               14,100             116,748
       *   Unit Corp.                                                                         15,100             589,202
       *   Universal Compression Holdings, Inc.                                               11,600             396,720
           USEC, Inc.                                                                         61,700             842,205
           Valero Energy Corp.                                                               216,400          14,849,368
       *   Veritas DGC, Inc.                                                                   3,600              97,200

           Vintage Petroleum, Inc.                                                            62,800           1,734,536
       *   Whiting Petroleum Corp.                                                               366              12,656
                                                                                                       -----------------
Total Energy
(Cost $140,357,768)                                                                                          241,159,712
                                                                                                       -----------------

Industrials -- (10.2%)
       *   AAR Corp.                                                                          12,500             200,500
       *   ABX Air, Inc.                                                                      11,774              88,540
       *   Active Power, Inc.                                                                 10,200              27,336
           Administaff, Inc.                                                                   2,100              44,856
       *   AGCO Corp.                                                                         47,700             875,772
       *   AirNet Systems, Inc.                                                                1,000               4,990
           Alamo Group, Inc.                                                                   3,100              63,240
       *   Alaska Air Group, Inc.                                                             15,700             463,464
           Albany International Corp. Class A                                                 17,000             531,590
           Alexander & Baldwin, Inc.                                                          40,000           1,778,000
       *   Allegheny Corp.                                                                     2,310             647,378
       *   Allied Defense Group, Inc.                                                            200               4,768
       *   Allied Holdings, Inc.                                                               1,000               1,100
       *   Allied Waste Industries, Inc.                                                     145,000           1,117,950
           Ambassadors International, Inc.                                                     3,900              49,998
     * #   America West Holdings Corp. Class B                                                 2,400              13,440
           American Power Conversion Corp.                                                     1,300              33,098
       *   American Superconductor Corp.                                                       3,800              33,630
           Ameron International Corp.                                                          6,300             207,900
     * #   AMR Corp.                                                                           4,100              52,890
           Amrep Corp.                                                                           500              10,855
           Apogee Enterprises, Inc.                                                            9,100             127,309
           Applied Industrial Technologies, Inc.                                              21,450             652,938
           Applied Signal Technologies, Inc.                                                   2,400              42,000
           Arkansas Best Corp.                                                                15,700             513,861
       *   Armor Holdings, Inc.                                                                8,200             309,550
       *   Artesyn Technologies, Inc.                                                         30,500             251,015
       *   Astec Industries, Inc.                                                              9,800             214,914
     * #   AstroPower, Inc.                                                                    2,200                   2
       *   Aviall, Inc.                                                                        5,100             156,978
       *   Axsys Technologies, Inc.                                                              450               7,668
       *   AZZ, Inc.                                                                           3,600              57,636
           Banta Corp.                                                                        13,000             570,960
           Barnes Group, Inc.                                                                  7,500             230,100
           Bowne & Co., Inc.                                                                  29,200             386,900
           Burlington Northern Santa Fe Corp.                                                311,900          15,414,098
           C&D Technologies, Inc.                                                             17,800             130,296
           Cascade Corp.                                                                       3,500             123,270
       *   Casella Waste Systems, Inc. Class A                                                 6,400              73,024
       *   Catalytica Energy Systems, Inc.                                                     1,000               1,970
           CDI Corp.                                                                          13,500             288,090
       *   Celadon Group, Inc.                                                                 2,000              36,200
           Cendant Corp.                                                                     978,379          20,751,419
           Central Parking Corp.                                                              30,100             508,690
       *   Century Business Services, Inc.                                                    42,800             171,628
       *   Cenveo, Inc.                                                                       11,600              97,208
       *   Ceradyne, Inc.                                                                      1,950              45,026
       *   Channell Commercial Corp.                                                             700               4,214
     * #   Chart Industries, Inc.                                                                  3                 160

           CIRCOR International, Inc.                                                         12,950             320,513
       *   Clean Harbors, Inc.                                                                 3,200              66,400
       *   Comfort Systems USA, Inc.                                                          15,500              97,495
     * #   Compudyne Corp.                                                                     1,000               6,050
       *   Consolidated Graphics, Inc.                                                         5,700             241,281
     * #   Continental Airlines, Inc.                                                         20,100             278,586
       *   Cornell Companies, Inc.                                                             3,700              47,508
       *   Correctional Services Corp.                                                         1,500               4,335
       *   Corrections Corporation of America                                                 11,900             429,590
       *   Covenant Transport, Inc. Class A                                                   13,900             192,932
       *   Cross (A.T.) Co. Class A                                                            1,100               5,533
           CSX Corp.                                                                         205,700           8,553,006
       #   Cubic Corp.                                                                        31,500             554,400
           Curtiss-Wright Corp.                                                                1,272              69,553
           Deere & Co.                                                                         2,300             152,145
       *   DiamondCluster International, Inc.                                                  1,180              15,434
       *   Distributed Energy Systems Corp.                                                    1,900               6,308
       *   Dollar Thrifty Automotive Group, Inc.                                              22,900             824,171
           Donnelley (R.R.) & Sons Co.                                                        10,300             342,475
       *   Ducommun, Inc.                                                                      1,000              16,450
       *   Dycom Industries, Inc.                                                             21,099             414,384
       *   Dynamex, Inc.                                                                         700              12,593
           Eaton Corp.                                                                         3,100             185,535
       *   EGL, Inc.                                                                          10,800             205,524
       *   Electro Rent Corp.                                                                  3,500              41,125
       *   EMCOR Group, Inc.                                                                   4,700             223,250
       *   Encore Wire Corp.                                                                   7,050              77,550
       *   EnPro Industries, Inc.                                                              6,900             186,783
       *   ESCO Technologies, Inc.                                                               400              33,900
       *   Esterline Technologies Corp.                                                        9,200             357,880
       *   Exponent, Inc.                                                                        500              12,385
           Federal Signal Corp.                                                               28,600             447,018
           FedEx Corp.                                                                         4,782             427,606
       *   First Consulting Group, Inc.                                                          400               2,072
       *   Flanders Corp.                                                                      1,800              17,946
           Florida East Coast Industries, Inc.                                                 9,500             399,570
       *   Flowserve Corp.                                                                    35,500           1,046,185
     * #   FLYi, Inc.                                                                             61                  46
       *   Foster (L.B.) Co. Class A                                                             700               6,300
       *   Foster Wheeler, Ltd.                                                                  175               2,590
       *   Frontier Airlines, Inc.                                                            15,400             188,034
       *   Frozen Food Express Industries, Inc.                                                4,300              46,225
       *   FuelCell Energy, Inc.                                                               5,272              42,914
           G & K Services, Inc. Class A                                                       13,243             521,244
       *   Gardner Denver Machinery, Inc.                                                      2,355              90,314
           GATX Corp.                                                                         45,397           1,514,898
       *   Gehl Co.                                                                            1,100              32,987
           Gencorp, Inc.                                                                      24,200             457,380
       *   General Binding Corp.                                                               2,400              49,656
       *   Genesee & Wyoming, Inc.                                                             4,700             131,318
       *   Genlyte Group, Inc.                                                                11,000             490,160
       *   Global Payment Technologies, Inc.                                                     400               1,800
     * #   GP Strategies Corp.                                                                 7,600              53,960
           Granite Construction, Inc.                                                         15,300             358,785
       *   Griffon Corp.                                                                      23,170             461,778

       *   Hawk Corp.                                                                            600               6,714
           Healthcare Services Group, Inc.                                                       900              16,830
           Heico Corp.                                                                         8,700             183,570
           Heico Corp. Class A                                                                 1,170              19,644
       *   Heidrick & Struggles International, Inc.                                            6,200             155,682
       *   Herley Industries, Inc.                                                             5,500              96,305
       *   Hexcel Corp.                                                                        2,200              35,948
       *   Hub Group, Inc. Class A                                                             1,000              27,480
       *   Hudson Highland Group, Inc.                                                         4,680              74,927
           Hughes Supply, Inc.                                                                64,100           1,666,600
           Hunt (J.B.) Transport Services, Inc.                                              100,000           2,008,000
       *   Huttig Building Products, Inc.                                                      4,100              44,731
           IDEX Corp.                                                                         12,750             489,728
           IKON Office Solutions, Inc.                                                       111,100           1,076,559
       *   Industrial Distribution Group, Inc.                                                 1,300              11,427
       *   Innotrac Corp.                                                                        200               1,698
       *   Innovative Solutions & Support, Inc.                                                  900              31,176
       *   Insituform Technologies, Inc. Class A                                               5,600              83,104
     * #   Integrated Electrical Services, Inc.                                               21,600              32,832
           Interpool, Inc.                                                                     4,500              97,740
       *   Jacuzzi Brands, Inc.                                                               15,200             155,192
           JLG Industries, Inc.                                                               39,300           1,001,757
       #   Joy Global, Inc.                                                                    7,500             281,550
       *   Kadant, Inc.                                                                        5,657             115,969
           Kaman Corp. Class A                                                                17,392             269,054
     * #   Kansas City Southern                                                               29,300             585,707
       *   Keith Companies, Inc.                                                               2,400              50,760
           Kelly Services, Inc. Class A                                                       23,904             664,770
           Kennametal, Inc.                                                                   32,400           1,425,600
       *   Kforce, Inc.                                                                        1,676              13,475
       *   Kirby Corp.                                                                         8,300             354,078
       *   Korn/Ferry International                                                           12,700             201,422
       *   K-Tron International, Inc.                                                            200               5,720
       *   LaBarge, Inc.                                                                       1,900              26,961
       *   Labor Ready, Inc.                                                                   4,000              82,560
       *   Ladish Co., Inc.                                                                    3,000              33,300
       *   Laidlaw International, Inc.                                                         7,100             157,904
       *   Lancer Corp.                                                                          700              12,110
       *   Layne Christensen Co.                                                                 800              13,840
           Lennox International, Inc.                                                         45,700             970,668
           Lockheed Martin Corp.                                                             133,500           8,662,815
           LSI Industries, Inc.                                                                8,950             121,631
       *   Lydall, Inc.                                                                        4,800              39,552
       *   Mac-Gray Corp.                                                                      2,000              17,440
       *   Magnetek, Inc.                                                                      2,100               4,641
       *   MAIR Holdings, Inc.                                                                 6,100              58,194
           Manpower, Inc.                                                                     36,700           1,461,761
       *   Mastec, Inc.                                                                       21,500             181,890
           McGrath Rentcorp.                                                                   6,008             138,484
       *   Merrimac Industries, Inc.                                                           1,100               9,790
     * #   Mesa Air Group, Inc.                                                               12,000              76,560
           Middleby Corp.                                                                        500              27,600
     * #   Midwest Air Group, Inc.                                                               300                 588
       *   Miller Industries, Inc.                                                             8,200              97,990
           Mine Safety Appliances Co.                                                          3,900             178,659

       *   Misonix, Inc.                                                                       4,400              25,353
       *   Mobile Mini, Inc.                                                                   5,900             217,828
     * #   Modtech Holdings, Inc.                                                              1,800              11,160
       *   Monster Worldwide, Inc.                                                            19,713             520,029
       *   Moog, Inc. Class A                                                                  7,762             235,577
           Mueller Industries, Inc.                                                           25,800             696,600
           NACCO Industries, Inc. Class A                                                      6,900             707,250
       *   Nashua Corp.                                                                          400               3,600
     * #   National Patent Development Corp.                                                   7,600              17,784
       *   NCI Building Systems, Inc.                                                         14,700             507,738
       *   NCO Group, Inc.                                                                    13,097             260,106
       *   NES Rentals Holdings, Inc.                                                              5                  49
       *   New Horizons Worldwide, Inc.                                                          607               2,191
           Norfolk Southern Corp.                                                            428,600          13,680,912
           Northrop Grumman Corp.                                                            243,724          13,580,301
       *   Old Dominion Freight Line, Inc.                                                       450              13,712
       *   On Assignment, Inc.                                                                 2,500              13,250
       *   Orbital Sciences Corp.                                                             22,813             221,514
       *   P.A.M. Transportation Services, Inc.                                                  400               6,592
           Paccar, Inc.                                                                        3,825             270,619
           Parker Hannifin Corp.                                                               2,600             156,858
       *   Park-Ohio Holdings Corp.                                                            2,800              42,700
       *   Patriot Transportation Holding, Inc.                                                  200              10,460
       *   PHH Corp.                                                                          36,038             864,552
       *   Pico Holdings, Inc.                                                                 9,700             251,133
       *   Powell Industries, Inc.                                                             1,400              25,788
       *   Power-One, Inc.                                                                    22,100             121,108
           Precision Castparts Corp.                                                          50,855           3,952,959
           Preformed Line Products Co.                                                           300              10,239
       *   PRG-Schultz International, Inc.                                                     3,474              13,410
           Providence & Worcester Railroad Co.                                                 1,500              19,875
       *   PW Eagle, Inc.                                                                        500               3,290
       *   Quanta Services, Inc.                                                              33,700             304,311
       *   RailAmerica, Inc.                                                                  17,300             201,891
           Raytheon Co.                                                                      403,000          15,781,480
       *   RCM Technologies, Inc.                                                                800               3,680
           Regal-Beloit Corp.                                                                 19,600             503,720
       *   RemedyTemp, Inc.                                                                    3,200              31,520
           Robbins & Myers, Inc.                                                              11,700             276,705
       *   Rush Enterprises, Inc. Class A                                                      3,600              51,804
       *   Rush Enterprises, Inc. Class B                                                        500               7,275
           Ryder System, Inc.                                                                 83,000           3,049,420
       *   SCS Transportation, Inc.                                                           10,900             198,925
       *   Sequa Corp. Class A                                                                 3,300             191,400
       *   Sequa Corp. Class B                                                                   900              53,334
       *   Shaw Group, Inc.                                                                   23,300             469,495
           Skywest, Inc.                                                                      37,100             676,704
       *   SL Industries, Inc.                                                                   400               6,828
           Smith (A.O.) Corp.                                                                 16,300             511,168
           Smith (A.O.) Corp. Convertible Class A                                              2,200              68,992
       *   SOURCECORP, Inc.                                                                    6,000             128,460
           Southwest Airlines Co.                                                            736,600          10,717,530
       *   Spherion Corp.                                                                     23,500             128,545
           SPX Corp.                                                                          62,500           2,775,625
           Standard Register Co.                                                              15,000             213,000

           Steelcase, Inc. Class A                                                            41,600             536,640
           Stewart & Stevenson Services, Inc.                                                 16,800             401,352
       *   Strategic Distribution, Inc.                                                          200               2,060
           Supreme Industries, Inc.                                                              610               3,996
       *   Swift Transportation Co., Inc.                                                     22,820             560,231
           Sypris Solutions, Inc.                                                              9,401              99,087
           TB Wood's Corp.                                                                     5,400              31,212
           Tecumseh Products Co. Class A                                                       9,184             251,091
           Teleflex, Inc.                                                                     24,600           1,376,370
       *   TeleTech Holdings, Inc.                                                            25,100             205,067
       *   Terex Corp.                                                                        22,800             901,056
       *   Tetra Tech, Inc.                                                                   18,600             224,130
           Textron, Inc.                                                                      67,500           5,217,075
           The Brink's Co.                                                                    20,300             633,563
       *   The Geo Group, Inc.                                                                 1,800              43,686
       *   The Lamson & Sessions Co.                                                          12,800             139,392
       *   Thomas & Betts Corp.                                                               63,600           1,963,968
           Thomas Industries, Inc.                                                            11,400             454,518
           Timken Co.                                                                         79,100           1,858,850
           Todd Shipyards Corp.                                                                1,100              21,175
       *   Transport Corp. of America                                                            500               3,125
       *   TRC Companies, Inc.                                                                 3,200              36,480
           Tredegar Industries, Inc.                                                          31,000             472,750
           Trinity Industries, Inc.                                                           38,300           1,112,998
       *   Triumph Group, Inc.                                                                 4,600             163,208
       *   Tufco Technologies, Inc.                                                              300               1,857
       *   U.S. Xpress Enterprises, Inc. Class A                                                 800               9,768
           Union Pacific Corp.                                                               251,400          16,833,744
       *   United Rentals, Inc.                                                               58,300           1,170,664
       *   United Stationers, Inc.                                                             9,700             475,591
           Universal Forest Products, Inc.                                                    16,700             664,660
       *   URS Corp.                                                                          15,400             520,982
       *   USA Truck, Inc.                                                                     1,900              38,475
           Valmont Industries, Inc.                                                            6,900             165,255
       *   Valpey Fisher Corp.                                                                   100                 316
           Viad Corp.                                                                          8,400             233,520
           Vicor Corp.                                                                        16,500             219,450
       *   Volt Information Sciences, Inc.                                                    13,400             263,310
           Walter Industries, Inc.                                                            30,140           1,277,936
       *   Waste Connections, Inc.                                                            14,550             539,514
           Waste Industries USA, Inc.                                                         16,100             232,323
       *   Water Pik Technologies, Inc.                                                        6,100             113,338
           Watsco, Inc. Class A                                                               23,900           1,056,141
           Watts Water Technologies, Inc.                                                      9,300             323,919
           Werner Enterprises, Inc.                                                           76,432           1,437,686
       *   WESCO International, Inc.                                                             700              20,440
       *   Westaff, Inc.                                                                       3,700              12,839
       *   Willis Lease Finance Corp.                                                          1,200               9,780
       *   Wolverine Tube, Inc.                                                                  100                 721
           Woodward Governor Co.                                                               4,800             371,376
       *   Xanser Corp.                                                                       10,600              23,426
     * #   Yellow Roadway Corp.                                                               30,728           1,621,824
           York International Corp.                                                            8,100             333,720
                                                                                                       -----------------
Total Industrials
(Cost $136,644,525)                                                                                          209,346,970
                                                                                                       -----------------

Information Technology -- (8.5%)
       *   3Com Corp.                                                                        178,500             653,310
       *   Actel Corp.                                                                         7,800             115,362
       *   ActivCard Corp.                                                                    10,100              41,612
       *   Activision, Inc.                                                                   15,033             236,920
       *   Adaptec, Inc.                                                                      18,100              72,038
       *   ADC Telecommunications, Inc.                                                       24,628             447,244
       *   ADE Corp.                                                                           2,600              58,318
       *   Adept Technology, Inc.                                                                140               1,127
       *   Advanced Digital Information Corp.                                                 23,300             160,071
       *   Advanced Energy Industries, Inc.                                                    1,700              16,218
       *   Advanced Micro Devices, Inc.                                                       78,300           1,284,120
       *   Advanced Power Technology, Inc.                                                     1,200               7,740
       *   Aeroflex, Inc.                                                                     16,800             134,400
       *   Agile Software Corp.                                                                8,700              56,115
           Agilysys, Inc.                                                                     23,700             364,506
     * #   Alliance Semiconductor Corp.                                                        5,800               9,744
           American Software, Inc. Class A                                                     4,300              22,188
       *   American Technical Ceramics Corp.                                                     500               5,220
       *   Amkor Technology, Inc.                                                                300               1,065
       *   Anadigics, Inc.                                                                     1,700               2,788
       *   Analex Corp.                                                                          200                 654
       *   Analysts International Corp.                                                          300                 987
       *   Anaren, Inc.                                                                        8,600             101,824
       *   Andrew Corp.                                                                       74,173             983,534
       *   Anixter International, Inc.                                                         4,500             170,145
       *   AnswerThink, Inc.                                                                  16,800              66,528
       *   APA Enterprises, Inc.                                                               3,693               5,835
       *   Apple Computer, Inc.                                                              292,000          11,595,320
       *   Applied Films Corp.                                                                 4,600             123,740
       *   Applied Innovation, Inc.                                                              900               4,383
       *   Applied Micro Circuits Corp.                                                       96,400             276,668
       *   aQuantive, Inc.                                                                     9,600             147,744
       *   Ariba, Inc.                                                                        11,550              70,802
       *   Arris Group, Inc.                                                                  59,400             514,404
       *   Arrow Electronics, Inc.                                                            54,300           1,517,685
       *   Aspect Communications Corp.                                                         8,200              78,720
     * #   Aspen Technology, Inc.                                                              3,100              16,244
           Astro-Med, Inc.                                                                       200               1,750
       *   Atmel Corp.                                                                        43,308             129,924
       *   August Technology Corp.                                                             6,800              77,316
       *   autobytel.com, Inc.                                                                 7,300              35,478
     * #   Avici Systems, Inc.                                                                   100                 446
       *   Avid Technology, Inc.                                                                  44               2,580
       *   Avnet, Inc.                                                                        56,100           1,173,612
       *   Avocent Corp.                                                                      19,500             546,000
           AVX Corp.                                                                         169,300           2,011,284
       *   Aware, Inc.                                                                        20,400             134,640
       *   Axcelis Technologies, Inc.                                                         51,300             341,145
       *   BearingPoint, Inc.                                                                 62,300             408,065
           Belden CDT, Inc.                                                                   18,550             373,226
       *   Bell Industries, Inc.                                                               2,700               5,967
       *   Bell Microproducts, Inc.                                                            9,600              78,720
       *   Benchmark Electronics, Inc.                                                        12,600             399,042

           Black Box Corp.                                                                    18,400             632,592
       *   Blonder Tongue Laboratories, Inc.                                                     500               1,450
           Bogen Communications International, Inc.                                              700               3,343
       *   Borland Software Corp.                                                             12,900              82,560
       *   Bottomline Technologies, Inc.                                                       1,000              13,580
       *   Brightpoint, Inc.                                                                   1,750              32,900
       *   Broadcom Corp.                                                                     19,700             699,153
       *   Brooktrout, Inc.                                                                    3,300              32,901
       *   CalAmp Corp.                                                                        1,900              12,540
       *   Captaris, Inc.                                                                     10,800              39,096
       *   Carreker Corp.                                                                      2,200              11,550
       *   Carrier Access Corp.                                                                  200                 964
       *   C-COR, Inc.                                                                         8,100              55,728
       *   Celestica, Inc.                                                                       462               5,891
       *   CellStar Corp.                                                                      5,000               6,500
       *   Centillium Communications, Inc.                                                     6,200              13,578
       *   CheckFree Corp.                                                                    13,400             500,222
       *   Checkpoint Systems, Inc.                                                           24,200             426,404
       *   Ciber, Inc.                                                                        32,200             262,430
       *   Ciena Corp.                                                                        30,000              65,400
       *   Clarus Corp.                                                                        8,800              67,760
       *   CNET Networks, Inc.                                                                38,000             394,440
       *   Coherent, Inc.                                                                     13,100             430,073
           Cohu, Inc.                                                                          7,081             136,097
       *   Comarco, Inc.                                                                       8,700              69,513
       *   CommScope, Inc.                                                                    17,800             301,176
           Computer Associates International, Inc.                                           176,412           4,810,755
       *   Computer Horizons Corp.                                                             9,600              27,840
       *   Computer Network Technology Corp.                                                   3,000              15,000
       *   Computer Sciences Corp.                                                            38,200           1,769,042
       *   Computer Task Group, Inc.                                                           5,600              19,600
       *   Compuware Corp.                                                                   173,400           1,187,790
       *   Comtech Telecommunications Corp.                                                    1,200              43,404
       *   Comverse Technology, Inc.                                                         219,026           5,153,682
       *   Conexant Systems, Inc.                                                             37,010              52,924
     * #   Convera Corp.                                                                       5,700              24,567
       *   Convergys Corp.                                                                    66,100             900,943
     * #   Copper Mountain Networks, Inc.                                                        700                 644
       *   Corning, Inc.                                                                     453,100           7,104,608
       *   Cosine Communications, Inc.                                                           800               1,880
       *   Covansys Corp.                                                                     21,000             257,250
       *   Credence Systems Corp.                                                             17,100             135,432
     * #   Cree, Inc.                                                                         18,800             564,752
           CTS Corp.                                                                          29,600             315,240
       *   Cyberoptics Corp.                                                                     600               7,716
       *   Cybersource Corp.                                                                   6,500              43,615
       *   Cypress Semiconductor Corp.                                                        45,700             590,901
       *   Datastream Systems, Inc.                                                            2,930              17,375
       *   Delphax Technologies, Inc.                                                            400               1,493
           Diebold, Inc.                                                                         200              10,012
       *   Digi International, Inc.                                                            4,200              49,266
       *   Digimarc Corp.                                                                      2,400              12,240
       *   Digital Insight Corp.                                                               7,900             171,746
       *   Digitas, Inc.                                                                      11,981             132,630
       *   Diodes, Inc.                                                                        3,000              99,750

       *   Ditech Communications Corp.                                                        13,400              96,614
       *   DoubleClick, Inc.                                                                  49,200             404,916
       *   E.piphany, Inc.                                                                    14,200              49,558
       *   Echelon Corp.                                                                       3,200              21,984
       *   eFunds Corp.                                                                       16,300             329,586
       *   Electro Scientific Industries, Inc.                                                 7,800             139,932
       *   Electroglas, Inc.                                                                     200                 690
           Electronic Data Systems Corp.                                                     482,100           9,497,370
       *   Electronics for Imaging, Inc.                                                      24,000             456,000
       *   eLoyalty Corp.                                                                        300               1,485
       *   EMC Corp.                                                                          26,550             373,293
       *   EMS Technologies, Inc.                                                              6,300              85,050
       *   Emulex Corp.                                                                        3,400              64,260
       *   Entrust, Inc.                                                                      58,000             237,220
       *   ePlus, Inc.                                                                         2,100              26,042
       *   ESS Technology, Inc.                                                               10,300              42,436
       *   Exar Corp.                                                                         14,000             201,600
       *   Extreme Networks, Inc.                                                             31,632             144,558
           Fair Isaac Corp.                                                                   12,922             442,579
       *   Fairchild Semiconductor Corp. Class A                                              49,666             710,224
       *   Faro Technologies, Inc.                                                             1,400              38,948
       *   Forrester Research, Inc.                                                              700              11,550
       *   FSI International, Inc.                                                             1,800               6,768
       *   GameStop Corp. Class B                                                              7,593             203,796
       *   Gateway, Inc.                                                                      13,150              45,499
       *   Genesis Microchip, Inc.                                                             9,200             152,260
       *   Gerber Scientific, Inc.                                                             3,500              25,830
       *   Glenayre Technologies, Inc.                                                           400               1,280
       *   Globecomm Systems, Inc.                                                            10,200              56,712
       *   GTSI Corp.                                                                          1,600              13,088
       *   Harmonic, Inc.                                                                      2,400              14,952
           Harris Corp.                                                                       35,200           1,011,648
       *   Hauppauge Digital, Inc.                                                             1,200               4,620
       *   Hewitt Associates, Inc. Class A                                                     1,100              27,995
           Hewlett-Packard Co.                                                             2,267,400          51,039,174
       *   HI/FN, Inc.                                                                         2,300              15,272
       *   Hutchinson Technology, Inc.                                                        17,900             740,523
       *   Hypercom Corp.                                                                     22,000             139,700
       *   Identix, Inc.                                                                      27,179             149,213
       *   iGATE Capital Corp.                                                                19,300              84,341
           Imation Corp.                                                                      31,300           1,181,888
       *   InFocus Corp.                                                                       9,100              37,856
       *   Informatica Corp.                                                                     400               3,432
           Inforte Corp.                                                                       6,700              22,981
       *   InfoSpace, Inc.                                                                     8,500             288,320
       *   Ingram Micro, Inc.                                                                 76,100           1,203,141
       *   Innovex, Inc.                                                                       4,500              15,210
       *   Integrated Device Technology, Inc.                                                 49,000             599,270
       *   Integrated Silicon Solution, Inc.                                                   6,500              42,575
       *   Intergraph Corp.                                                                   26,900             844,391
       *   Interland, Inc.                                                                     4,700               8,930
       *   Interlink Electronics, Inc.                                                         1,700               9,078
       *   International Rectifier Corp.                                                      22,300           1,065,494
       *   Internet Security Systems, Inc.                                                    13,900             308,580
       *   Interphase Corp.                                                                    1,100               7,755

           Intersil Corp.                                                                    135,200           2,536,352
       *   Interwoven, Inc.                                                                    8,300              66,068
       *   Intest Corp.                                                                          600               2,153
       *   Iomega Corp.                                                                        7,000              21,630
       *   iPass, Inc.                                                                         7,900              48,743
     * #   IPIX Corp.                                                                          1,700               4,539
       *   Iron Mountain, Inc.                                                                   450              12,915
       *   IXYS Corp.                                                                         13,190             182,418
       *   Jaco Electronics, Inc.                                                              1,400               4,396
       *   JDA Software Group, Inc.                                                           10,000             129,200
       *   Keane, Inc.                                                                        26,300             352,946
       *   Kemet Corp.                                                                        27,800             194,600
       *   Keynote Systems, Inc.                                                              12,100             140,360
       *   Komag, Inc.                                                                           400              11,540
       *   Kulicke & Soffa Industries, Inc.                                                    8,500              49,385
       *   Lattice Semiconductor Corp.                                                        13,200              55,704
       *   Lawson Software, Inc.                                                               5,800              34,336
       *   LeCroy Corp.                                                                        1,200              19,752
       *   Lightbridge, Inc.                                                                   3,000              18,840
       *   LogicVision, Inc.                                                                  10,600              19,080
       *   Logility, Inc.                                                                      1,000               4,500
       *   LSI Logic Corp.                                                                   180,300           1,327,008
       *   LTX Corp.                                                                          15,351              73,531
       *   Macromedia, Inc.                                                                   19,900             879,978
       *   Manugistic Group, Inc.                                                              5,221               9,398
       *   Mapinfo Corp.                                                                       6,700              83,482
       *   Maxtor Corp.                                                                      131,100             719,739
       *   Maxwell Technologies, Inc.                                                            700               7,196
       *   McAfee, Inc.                                                                        2,200              63,096
       *   McDATA Corp.                                                                       10,300              39,243
       *   MedQuist, Inc.                                                                      8,300             107,983
       *   Merix Corp.                                                                         6,300              45,675
           Methode Electronics, Inc.                                                           1,000              11,940
       *   Metrologic Instruments, Inc.                                                        6,432              89,148
       *   Micro Linear Corp.                                                                  4,200              24,570
       *   Micromuse, Inc.                                                                    22,000             138,160
       *   Micron Technology, Inc.                                                           281,800           3,094,164
       *   Microsemi Corp.                                                                    17,900             369,277
       *   Microtune, Inc.                                                                     5,600              24,752
     * #   Midway Games, Inc.                                                                  3,000              26,550
       *   MIPS Technologies, Inc.                                                                80                 690
       *   MKS Instruments, Inc.                                                              16,400             273,880
       *   Mobius Management Systems, Inc.                                                     1,300               8,021
       *   Moldflow Corp.                                                                      2,000              26,400
       *   Motive, Inc.                                                                        5,000              43,450
       *   MPS Group, Inc.                                                                    86,100             807,618
       *   MRO Software, Inc.                                                                 30,300             454,500
     * #   MSC.Software Corp.                                                                  8,500              87,423
       *   Nanometrics, Inc.                                                                   2,200              24,816
       *   Napco Security Systems, Inc.                                                          380               3,507
           National Semiconductor Corp.                                                        8,000             160,960
       *   NCR Corp.                                                                          12,500             457,875
       *   Neoforma, Inc.                                                                      7,800              53,430
       *   NEON Systems, Inc.                                                                    700               2,170
       *   Neoware Systems, Inc.                                                                 400               4,048

       *   Net2Phone, Inc.                                                                       200                 320
       *   NetIQ Corp.                                                                        14,900             164,496
       *   Netopia, Inc.                                                                         300               1,004
       *   NetRatings, Inc.                                                                   23,200             315,984
       *   Netscout System, Inc.                                                              22,100             136,136
       *   Network Engines, Inc.                                                               1,700               2,890
       *   Network Equipment Technologies, Inc.                                               26,700             149,253
       *   Newport Corp.                                                                      16,600             233,230
       *   NIC, Inc.                                                                           8,000              35,120
       *   Novell, Inc.                                                                      205,000           1,199,250
       *   Nu Horizons Electronics Corp.                                                      12,600              74,088
       *   NYFIX, Inc.                                                                         9,700              48,985
       *   O.I. Corp.                                                                            200               2,375
       *   Opent Technologies, Inc.                                                           23,600             190,924
       *   Openwave Systems, Inc.                                                              2,500              38,875
       *   OSI Systems, Inc.                                                                   4,800              71,520
       *   Overland Storage, Inc.                                                              2,800              27,132
       *   OYO Geospace Corp.                                                                  2,500              40,905
     * #   PalmOne, Inc.                                                                       4,015             114,106
       *   PalmSource, Inc.                                                                    1,543              15,476
       *   Panavision, Inc.                                                                      600               3,300
       *   PAR Technology Corp.                                                                  600              17,190
       *   Paradyne Networks Corp.                                                            10,200              20,094
           Park Electrochemical Corp.                                                         14,500             336,400
       *   Parlex Corp.                                                                        3,300              19,470
       *   Paxar Corp.                                                                        11,600             204,392
       *   PC Connection, Inc.                                                                14,861              75,940
       *   PC-Tel, Inc.                                                                        4,800              35,088
       *   Pegasus Solutions, Inc.                                                             5,900              63,484
       *   Pegasystems, Inc.                                                                  19,704             117,633
       *   Perceptron, Inc.                                                                      900               5,877
       *   Performance Technologies, Inc.                                                      1,400               9,422
       *   Pericom Semiconductor Corp.                                                         5,400              43,254
       *   Pervasive Software, Inc.                                                              700               3,241
       *   Phoenix Technologies, Ltd.                                                          7,400              60,088
       *   Photon Dynamics, Inc.                                                               2,000              38,620
       *   Photronics, Inc.                                                                   13,200             303,996
       *   Pinnacle Systems, Inc.                                                             19,258             113,815
       *   Pixelworks, Inc.                                                                   10,700              91,699
       *   Planar Systems, Inc.                                                                1,200               9,648
       *   PLATO Learning, Inc.                                                               13,300             101,612
       *   Plexus Corp.                                                                       13,700             188,375
       *   PLX Technology, Inc.                                                                3,800              28,956
       *   Polycom, Inc.                                                                      41,200             704,932
       *   Powerwave Technologies, Inc.                                                       27,700             252,901
       *   Presstek, Inc.                                                                      4,500              38,430
     * #   Procom Technology, Inc.                                                               900               1,440
       *   Quantum Corp.                                                                      45,300             117,780
       *   QuickLogic Corp.                                                                    6,100              26,657
       *   Quovadx, Inc.                                                                       6,364              17,310
       *   RadiSys Corp.                                                                       7,300             118,041
       *   RealNetworks, Inc.                                                                 22,800             116,508
       *   Register.com, Inc.                                                                  5,600              35,000
       *   REMEC, Inc.                                                                         4,906              30,663
       *   RF Monolithics, Inc.                                                                5,299              33,384

           Richardson Electronics, Ltd.                                                       13,800             122,820
       *   Rofin-Sinar Technologies, Inc.                                                        900              29,070
       *   RSA Security, Inc.                                                                 18,400             226,320
       *   Rudolph Technologies, Inc.                                                          4,600              66,332
           Sabre Holdings Corp.                                                              107,600           2,159,532
       *   Safeguard Scientifics, Inc.                                                         8,000               7,920
       *   SafeNet, Inc.                                                                       7,518             236,216
       *   Sandisk Corp.                                                                      47,000           1,226,230
       *   Sanmina-SCI Corp.                                                                 199,900           1,025,487
       *   SBS Technologies, Inc.                                                              1,200              11,652
       *   ScanSoft, Inc.                                                                     15,600              63,336
           Scientific-Atlanta, Inc.                                                           46,700           1,555,110
       *   SCM Microsystems, Inc.                                                              7,900              23,463
       *   Seachange International, Inc.                                                       7,500              59,250
       *   Selectica, Inc.                                                                    29,569              93,734
       *   Semitool, Inc.                                                                     26,400             231,528
       *   Silicon Storage Technology, Inc.                                                   30,500             104,920
       *   SimpleTech, Inc.                                                                    7,700              26,950
       *   Sipex Corp.                                                                        30,000              49,500
       *   Skyworks Solutions, Inc.                                                           50,180             317,639
       *   Solectron Corp.                                                                   363,400           1,326,410
       *   SonicWALL, Inc.                                                                    36,200             223,716
       *   Spectrum Control, Inc.                                                              3,500              24,780
           SS&C Technologies, Inc.                                                             1,450              43,355
       *   Standard Microsystems Corp.                                                         7,300             118,698
       *   Stellent, Inc.                                                                      6,775              51,287
       *   Storage Technology Corp.                                                           40,100           1,294,428
       *   Stratasys, Inc.                                                                       600              19,416
     * #   Stratos International, Inc.                                                           200                 862
       *   SumTotal Systems, Inc.                                                                100                 419
       *   Sun Microsystems, Inc.                                                            899,500           3,427,095
           Sunrise Telecom, Inc.                                                              14,900              23,840
       *   Sycamore Networks, Inc.                                                            89,600             302,848
       *   Sykes Enterprises, Inc.                                                            16,200             134,136
       *   Symmetricom, Inc.                                                                   9,542             107,634
       *   Tech Data Corp.                                                                    27,100             972,890
           Technitrol, Inc.                                                                    8,200             107,666
       *   TechTeam Global, Inc.                                                               5,000              70,000
           Tektronix, Inc.                                                                     1,766              40,035
       *   Tellabs, Inc.                                                                     165,072           1,356,892
       *   Telular Corp.                                                                       3,400              13,260
       *   Teradyne, Inc.                                                                     72,300             940,623
       *   TheStreet.com, Inc.                                                                 6,700              20,770
       *   THQ, Inc.                                                                          12,086             337,079
       *   Three-Five Systems, Inc.                                                            3,000               2,010
       *   TIBCO Software, Inc.                                                               72,100             457,114
       *   Tier Technologies, Inc. Class B                                                     8,900              78,676
       *   Titan Corp.                                                                         1,700              37,400
       *   Tollgrade Communications, Inc.                                                      4,400              33,352
       *   Triquint Semiconductor, Inc.                                                       22,500              76,275
       *   TTM Technologies, Inc.                                                             12,400              98,456
       *   Tyler Technologies, Inc.                                                           25,700             167,307
       *   Ulticom, Inc.                                                                      21,900             201,480
       *   Ultratech, Inc.                                                                     5,500              96,415
       *   Unisys Corp.                                                                      135,000             977,400

           United Online, Inc.                                                                18,300             236,802
       *   Unova, Inc.                                                                        29,300             602,994
       *   ValueClick, Inc.                                                                   20,400             218,688
       *   Veeco Instruments, Inc.                                                            16,900             254,683
       *   VeriSign, Inc.                                                                     88,500           2,862,975
       *   Veritas Software Corp.                                                                  1                  25
       *   Verity, Inc.                                                                       12,900             110,037
       *   Viasat, Inc.                                                                       10,900             221,161
       *   Vicon Industries, Inc.                                                                300                 885
           Video Display Corp.                                                                   600               7,740
       *   Vishay Intertechnology, Inc.                                                       67,111             865,732
       *   Vitesse Semiconductor, Inc.                                                        49,800             124,500
       *   Vitria Technology, Inc.                                                               200                 640
       *   Vyyo, Inc.                                                                          1,400               8,652
       *   WatchGuard Technologies, Inc.                                                      15,600              56,628
       *   White Electronics Designs Corp.                                                     3,400              16,966
       *   Wind River Systems, Inc.                                                            5,590              91,620
           Wireless Telecom Group, Inc.                                                        5,500              13,915
       *   Witness Systems, Inc.                                                               4,100              71,258
           Woodhead Industries, Inc.                                                           5,000              64,150
       *   Xerox Corp.                                                                       158,800           2,154,916
       *   Yahoo!, Inc.                                                                           52               1,934
     * #   Zhone Technologies, Inc.                                                            1,200               3,252
       *   Zomax, Inc.                                                                        14,600              40,150
       *   Zoran Corp.                                                                        11,932             147,241
       *   Zygo Corp.                                                                         15,000             145,200
                                                                                                       -----------------
Total Information Technology
(Cost $126,680,241)                                                                                          174,495,544
                                                                                                       -----------------

Materials -- (5.8%)
       *   AEP Industries, Inc.                                                                4,600              79,258
           Airgas, Inc.                                                                       78,300           1,879,200
           Albemarle Corp.                                                                    24,100             916,764
           Alcoa, Inc.                                                                         2,552              69,159
       *   Aleris International, Inc.                                                          2,363              56,287
           Allegheny Technologies, Inc.                                                        4,200              89,292
       *   American Pacific Corp.                                                                500               4,050
           Aptargroup, Inc.                                                                    6,500             325,000
           Arch Chemicals, Inc.                                                               17,100             403,047
           Bowater, Inc.                                                                      47,400           1,488,360
       *   Brush Engineered Materials, Inc.                                                    5,700              80,826
       *   Buckeye Technologies, Inc.                                                         12,000              99,240
           Cabot Corp.                                                                        51,800           1,502,200
           Calgon Carbon Corp.                                                                26,900             239,679
           Cambrex Corp.                                                                      16,700             302,270
       *   Caraustar Industries, Inc.                                                         16,500             173,250
           Carpenter Technology Corp.                                                         20,000           1,080,000
       *   Century Aluminum Co.                                                               24,600             551,286
           Chesapeake Corp.                                                                   14,700             306,789
           Cleveland-Cliffs, Inc.                                                                600              35,178
           Commercial Metals Co.                                                              37,200             973,152
     * #   Continental Materials Corp.                                                           100               3,119
       *   Crown Holdings, Inc.                                                               64,500             960,405
           Cytec Industries, Inc.                                                             13,500             562,410
       *   Devcon International Corp.                                                            300               3,525

       #   Eagle Materials, Inc.                                                              19,381           1,699,132
           Eagle Materials, Inc. Class B                                                       4,115             349,981
           Eastman Chemical Co.                                                               22,900           1,346,062
       *   FMC Corp.                                                                          10,200             565,590
           Fuller (H.B.) Co.                                                                  14,200             460,080
           Georgia-Pacific Corp.                                                             246,200           8,159,068
           Gibraltar Industries, Inc.                                                         11,400             222,984
           Glatfelter (P.H.) Co.                                                              34,700             388,640
       *   Graphic Packaging Corp.                                                             4,600              17,250
           Great Lakes Chemical Corp.                                                         36,200           1,227,180
           International Paper Co.                                                           303,312           9,769,680
           Kronos Worldwide, Inc.                                                                371              11,724
           LaFarge North America, Inc.                                                        65,400           3,948,198
       *   Landec Corp.                                                                        3,300              19,767
       *   Lesco, Inc.                                                                         3,500              47,250
           Longview Fibre Co.                                                                 44,200             882,674
           Louisiana-Pacific Corp.                                                           128,500           3,235,630
           Lubrizol Corp.                                                                     55,600           2,188,972
           Lyondell Chemical Co.                                                             185,455           4,402,702
           Martin Marietta Materials, Inc.                                                    24,300           1,483,515
       *   Material Sciences Corp.                                                             3,900              47,580
           MeadWestavco Corp.                                                                165,800           4,755,144
       *   Metals USA, Inc.                                                                    1,000              21,170
           Minerals Technologies, Inc.                                                        18,600           1,251,780
           Monsanto Co.                                                                      118,700           6,765,900
           Myers Industries, Inc.                                                             25,150             280,423
       *   NewMarket Corp.                                                                     4,600              62,514
           Newmont Mining Corp.                                                                2,294              85,429
       *   NL Industries, Inc.                                                                14,500             220,400
           NN, Inc.                                                                            6,300              79,947
       *   Northwest Pipe Co.                                                                    500              11,080
           Nucor Corp.                                                                        71,600           3,791,936
           Olin Corp.                                                                            448               8,409
     * #   Olympic Steel, Inc.                                                                 2,500              39,250
       *   OM Group, Inc.                                                                      9,300             234,360
       *   OMNOVA Solutions, Inc.                                                             10,340              41,980
       *   Oregon Steel Mills, Inc.                                                            6,000             105,960
       *   Owens-Illinois, Inc.                                                               77,200           1,984,812
       *   Pactiv Corp.                                                                        1,800              41,130
           Phelps Dodge Corp.                                                                 70,800           6,187,920
       *   PolyOne Corp.                                                                       2,300              15,456
           Pope & Talbot, Inc.                                                                 9,100             100,373
           Potlatch Corp.                                                                     25,100           1,297,419
           Quaker Chemical Corp.                                                               2,700              47,790
           Quanex Corp.                                                                       18,150             941,804
           Reliance Steel & Aluminum Co.                                                      25,900             996,891
           Rock of Ages Corp.                                                                    300               1,821
           Rock-Tenn Co. Class A                                                              23,500             270,485
           Rohm & Haas Co.                                                                       900              41,985
           RPM International, Inc.                                                            92,000           1,619,200
       *   RTI International Metals, Inc.                                                     20,900             572,451
       #   Ryerson Tull, Inc.                                                                 22,200             337,884
           Schnitzer Steel Industries, Inc. Class A                                           13,200             305,184
           Schulman (A.), Inc.                                                                26,300             430,268
           Schweitzer-Maudoit International, Inc.                                             10,500             314,685

       *   Sealed Air Corp.                                                                   38,700           2,004,273
           Sensient Technologies Corp.                                                        32,200             655,270
       *   Smurfit-Stone Container Corp.                                                     202,200           2,197,914
           Spartech Corp.                                                                     20,900             422,807
           Steel Dynamics, Inc.                                                               35,900             965,351
           Steel Technologies, Inc.                                                           10,400             208,000
           Stepan Co.                                                                          1,100              23,331
       *   Stillwater Mining Co.                                                              10,200              68,850
           Summa Industries, Inc.                                                              2,200              16,940
           Temple-Inland, Inc.                                                                77,000           2,750,440
       *   Terra Industries, Inc.                                                             34,200             217,170
           Texas Industries, Inc.                                                             23,600           1,086,072
       *   The Mosaic Co.                                                                         56                 732
       *   U.S. Concrete, Inc.                                                                11,700              71,604
           United States Steel Corp.                                                         100,400           3,992,908
       *   Universal Stainless & Alloy Products, Inc.                                            500               6,275
           Valhi, Inc.                                                                        90,900           1,685,286
           Wausau-Mosinee Paper Corp.                                                         35,000             437,500
           Wellman, Inc.                                                                      25,300             284,372
           Weyerhaeuser Co.                                                                  231,500          14,850,725
           Worthington Industries, Inc.                                                       68,000           1,139,680
     * #   Zoltek Companies, Inc.                                                             16,800             167,328
                                                                                                       -----------------
Total Materials
(Cost $87,434,500)                                                                                           119,173,473
                                                                                                       -----------------

Telecommunication Services -- (5.2%)
           Alltel Corp.                                                                          500              29,085
       *   American Tower Corp.                                                               66,700           1,203,268
           AT&T Corp.                                                                        497,400           9,346,146
       *   Boston Communications Group, Inc.                                                   2,600               3,614
           CenturyTel, Inc.                                                                    3,100             101,649
           Citizens Communications Co.                                                       128,600           1,754,104
       *   Crown Castle International Corp.                                                   93,300           1,658,874
           CT Communications, Inc.                                                             7,941              96,086
           D&E Communications, Inc.                                                            5,068              41,000
       *   General Communications, Inc. Class A                                               16,180             133,323
           Hector Communications Corp.                                                           200               4,600
       *   IDT Corp.                                                                          11,100             149,739
       *   IDT Corp. Class B                                                                  27,700             379,490
       *   LCC International, Inc. Class A                                                     3,800              13,566
     * #   Level 3 Communications, Inc.                                                       37,700              78,416
       *   Premiere Global Services, Inc.                                                      3,900              43,875
       *   Price Communications Corp.                                                         12,038             206,933
       *   Qwest Communications International, Inc.                                           97,900             383,768
           SBC Communications, Inc.                                                        2,459,600          57,505,448
           Sprint Corp.                                                                      875,888          20,749,787
           SureWest Communications                                                             6,150             146,370
       *   TALK America Holdings, Inc.                                                         3,300              29,337
           Telephone & Data Systems, Inc.                                                     47,900           1,856,125
       *   Telephone & Data Systems, Inc. Special Shares                                      45,400           1,725,200
       *   Time Warner Telecom, Inc.                                                          13,200              67,320
       *   United States Cellular Corp.                                                       21,900           1,030,176
           Verizon Communications, Inc.                                                      235,900           8,346,142
       *   Wireless Facilities, Inc.                                                          17,600              90,640
       *   WQN, Inc.                                                                             300                 591

       *   Xeta Corp.                                                                             78                 250
                                                                                                       -----------------
Total Telecommunication Services
(Cost $101,183,276)                                                                                          107,174,922
                                                                                                       -----------------

Health Care -- (4.2%)
       *   Accelrys, Inc.                                                                     15,400              81,312
           Aetna, Inc.                                                                       183,800          14,338,238
       *   Air Methods Corp.                                                                   2,700              18,306
       *   Albany Molecular Research, Inc.                                                     7,100              84,561
       *   Alexion Pharmaceuticals, Inc.                                                       1,500              34,125
       *   Align Technology, Inc.                                                                100                 727
       *   Allied Healthcare International, Inc.                                               1,200               8,304
       *   Allied Healthcare Products, Inc.                                                      400               2,068
       *   Allscripts Healthcare Solutions, Inc.                                               8,928             146,062
           Alpharma, Inc. Class A                                                             18,900             243,243
       *   America Services Group, Inc.                                                          600              11,814
       *   American Dental Partners, Inc.                                                      1,800              43,254
       *   American Retirement Corp.                                                           3,200              43,808
           American Shared Hospital Services                                                     600               3,600
           AmerisourceBergen Corp.                                                           136,372           8,805,540
       *   AMN Healthcare Services, Inc.                                                       7,000             101,080
           Analogic Corp.                                                                      9,533             405,057
       *   Arena Pharmaceuticals, Inc.                                                         2,400              16,440
       *   Arqule, Inc.                                                                        3,500              22,925
       *   Aspect Medical Systems, Inc.                                                        1,500              48,240
           Atrion Corp.                                                                          200              13,070
       *   ATS Medical, Inc.                                                                     200                 650
       *   Avigen, Inc.                                                                        2,900               8,671
       *   Beverly Enterprises, Inc.                                                          19,200             237,504
       *   Bio-Logic Systems Corp.                                                               450               2,695
       *   BioMarin Pharmaceutical, Inc.                                                       9,028              61,390
       *   Bio-Rad Laboratories, Inc. Class A                                                  3,500             188,580
       *   BioScrip, Inc.                                                                      2,500              13,075
       *   Biosource International, Inc.                                                       2,600              26,416
       *   Bruker BioSciences Corp.                                                           20,600              86,520
       *   Caliper Life Sciences, Inc.                                                        14,800              91,168
       *   Candela Corp.                                                                       5,300              54,219
       *   Capital Senior Living Corp.                                                         9,600              58,176
       *   Cardiac Sciences, Inc.                                                              2,000               1,960
     * #   Cell Genesys, Inc.                                                                  3,700              21,497
           Chemed Corp.                                                                        2,400             101,472
           Cigna Corp.                                                                        69,000           6,710,250
       *   Ciphergen Biosystems, Inc.                                                          6,501              13,392
       *   Community Health Systems, Inc.                                                        700              25,459
       *   Compex Technologies, Inc.                                                           2,000               7,520
       *   Conmed Corp.                                                                       14,650             459,131
           Cooper Companies, Inc.                                                                537              35,469
       *   Cross Country Healthcare, Inc.                                                     11,600             196,620
     * #   CryoLife, Inc.                                                                      1,100               7,975
     * #   CuraGen Corp.                                                                       5,400              23,112
       *   Curative Health Services, Inc.                                                      7,300              18,761
           D&K Healthcare Resources, Inc.                                                     13,600             110,976
           Datascope Corp.                                                                     6,217             189,245
       *   DaVita, Inc.                                                                       21,800           1,004,108
     * #   Dendreon Corp.                                                                      7,500              39,675

     * #   Digital Angel Corp.                                                                 5,300              20,776
       *   Discovery Partners International, Inc.                                              8,900              26,255
       *   DUSA Pharmaceuticals, Inc.                                                          5,400              60,426
       *   Dyax Corp.                                                                         15,200              70,680
           Eli Lilly & Co.                                                                       676              39,411
       *   Emisphere Technologies, Inc.                                                        6,000              23,280
       *   Encore Medical Corp.                                                                7,100              36,068
       *   Exelixis, Inc.                                                                      5,300              37,206
       *   First Horizon Pharmaceutical Corp.                                                  5,765             108,382
       *   Gene Logic, Inc.                                                                    4,061              13,686
       *   Genesis HealthCare Corp.                                                              100               4,349
       *   Gentiva Health Services, Inc.                                                       2,300              36,547
       *   Genzyme Corp.                                                                          28               1,747
       *   Hanger Orthopedic Group, Inc.                                                       9,000              45,900
       *   Harvard Bioscience, Inc.                                                           14,900              47,978
       *   Health Net, Inc.                                                                   17,100             585,333
       *   HealthTronics Surgical Services, Inc.                                               6,919              87,802
       *   HMS Holdings Corp.                                                                  3,400              21,080
       *   Hologic, Inc.                                                                       5,600             206,136
           Hooper Holmes, Inc.                                                                53,300             213,200
       *   Horizon Health Corp.                                                                   48               2,105
       *   Human Genome Sciences, Inc.                                                        11,700             131,976
       *   Humana, Inc.                                                                       89,500           3,254,220
       *   Illumina, Inc.                                                                     24,400             256,200
       *   ImmunoGen, Inc.                                                                     4,000              23,840
       *   Impath, Inc.                                                                          600               2,664
       *   Inspire Pharmaceuticals, Inc.                                                       5,100              33,150
       *   IntegraMed America, Inc.                                                              200               2,090
       *   Invitrogen Corp.                                                                   30,600           2,427,498
       *   Kendle International, Inc.                                                          1,668              19,232
       *   Kindred Healthcare, Inc.                                                           10,700             412,806
       *   King Pharmaceuticals, Inc.                                                          8,300              78,518
       *   Lexicon Genetics, Inc.                                                              9,053              43,817
       *   LifePoint Hospitals, Inc.                                                           2,871             129,138
           Manor Care, Inc.                                                                   29,800           1,158,028
       *   Matria Healthcare, Inc.                                                             1,700              48,433
       *   Maxim Pharmaceuticals, Inc.                                                         6,100               9,272
       *   Maxygen, Inc.                                                                       7,100              55,593
           McKesson Corp.                                                                    229,000           9,221,830
       *   Medarex, Inc.                                                                      15,300             115,974
       *   MedCath Corp.                                                                       2,000              51,820
       *   Medco Health Solutions, Inc.                                                       87,300           4,365,000
       *   Medical Staffing Network Holdings, Inc.                                             3,900              21,177
       *   MEDTOX Scientific, Inc.                                                             3,650              21,900
       *   Microtek Medical Holdings, Inc.                                                     1,300               4,576
       *   Millennium Pharmaceuticals, Inc.                                                  131,300           1,098,981
       *   Molecular Devices Corp.                                                             5,000              96,600
       *   Nabi Biopharmaceuticals                                                            16,200             199,098
     * #   Nanogen, Inc.                                                                         200                 816
       *   Natus Medical, Inc.                                                                 3,300              33,330
           NDCHealth Corp.                                                                    21,700             363,692
       *   Nektar Therapeutics                                                                 3,390              61,969
       *   Neopharm, Inc.                                                                      1,610              15,794
       *   Neose Technologies, Inc.                                                              200                 526
       *   Neurogen Corp.                                                                      2,200              14,872

       *   NMT Medical, Inc.                                                                   1,500              13,125
       *   North American Scientific, Inc.                                                     5,800              17,400
       *   Nutraceutical International Corp.                                                   1,518              20,022
       *   Nuvelo, Inc.                                                                           21                 156
     * #   OCA, Inc.                                                                          13,500              55,350
           Omnicare, Inc.                                                                     64,800           2,483,136
       *   Onyx Pharmaceuticals, Inc.                                                          1,900              47,481
           Option Care, Inc.                                                                   3,000              39,900
       *   Oscient Pharmaceutical Corp.                                                        1,500               2,475
       *   Osteotech, Inc.                                                                       170                 491
       *   PacifiCare Health Systems, Inc.                                                    31,500           1,979,145
       *   Pain Therapeutics, Inc.                                                            10,631              55,813
       *   Parexel International Corp.                                                         7,800             142,350
       *   PDI, Inc.                                                                           3,300              39,600
       *   Pediatric Services of America, Inc.                                                 1,000              13,190
       *   Pediatrix Medical Group, Inc.                                                       5,100             375,513
           PerkinElmer, Inc.                                                                  92,800           1,775,264
           Perrigo Co.                                                                         2,700              41,958
       *   Pharmacopia Drug Discovery, Inc.                                                    7,900              38,236
     * #   Pharmacyclics, Inc.                                                                 2,900              23,258
           PolyMedica Corp.                                                                   10,600             372,060
       *   Protein Design Labs, Inc.                                                          14,850             283,635
       *   PSS World Medical, Inc.                                                            59,059             693,353
       *   Quidel Corp.                                                                        2,200               9,636
       *   Radiologix, Inc.                                                                    1,000               3,930
       *   Res-Care, Inc.                                                                      1,610              21,461
       *   Respironics, Inc.                                                                   1,936             129,402
       *   Sangamo BioSciences, Inc.                                                           8,400              31,500
       *   Savient Pharmaceuticals, Inc.                                                      11,289              37,931
       *   Schein (Henry), Inc.                                                               26,513           1,068,209
       *   Serologicals Corp.                                                                  3,450              74,140
       *   SFBC International, Inc.                                                            1,500              52,515
       *   Sonic Innovations, Inc.                                                               800               3,480
       *   Specialty Laboratories, Inc.                                                        6,900              56,718
       *   SRI/Surgical Express, Inc.                                                            700               3,174
       *   Staar Surgical Co.                                                                  8,200              32,226
       *   Strategic Diagnostics, Inc.                                                           400               1,124
     * #   Sunrise Senior Living, Inc.                                                        10,100             526,715
       *   Synovis Life Technologies, Inc.                                                       500               3,825
       *   Tenet Healthcare Corp.                                                            191,150           2,316,738
       *   Theragenics Corp.                                                                   4,700              16,121
       *   Thermo Electron Corp.                                                              73,345           1,930,440
       *   Third Wave Technologies, Inc.                                                      12,200              45,872
       *   Thoratec Corp.                                                                     12,440             185,854
     * #   Transkaryotic Therapies, Inc.                                                       1,500              50,985
       *   Triad Hospitals, Inc.                                                              36,462           1,849,353
       *   TriPath Imaging, Inc.                                                               7,000              60,130
       *   TriZetto Group, Inc.                                                               21,640             300,363
       *   United Therapeutics Corp.                                                             800              39,968
       *   Urologix, Inc.                                                                     11,772              51,444
       *   Viasys Healthcare, Inc.                                                             5,517             128,270
       *   Virologic, Inc.                                                                    15,880              43,352
       *   Watson Pharmaceuticals, Inc.                                                       58,200           1,749,492
       *   WebMD Corp.                                                                       155,020           1,461,839
       *   WellPoint, Inc.                                                                    52,339           6,961,087

       *   Wilson Greatbatch Technologies, Inc.                                                6,100             146,644
       *   Zoll Medical Corp.                                                                    400               9,496
                                                                                                       -----------------
Total Health Care
(Cost $46,544,475)                                                                                            87,646,582
                                                                                                       -----------------

Consumer Staples -- (4.1%)
           Albertson's, Inc.                                                                 288,700           6,059,813
           Alliance One International, Inc.                                                   67,900             435,239
       #   American Italian Pasta Co.                                                         13,100             301,431
           Archer-Daniels-Midland Co.                                                        657,865          13,058,620
       *   BJ's Wholesale Club, Inc.                                                             500              15,075
           Cal-Maine Foods, Inc.                                                                  16                 104
           Casey's General Stores, Inc.                                                       36,600             660,264
       *   Central Garden & Pet Co.                                                            7,100             314,885
           Chiquita Brands International, Inc.                                                12,200             354,776
           Coca-Cola Enterprises, Inc.                                                       424,200           9,281,496
       *   Constellation Brands, Inc.                                                         38,600           1,073,466
           Corn Products International, Inc.                                                  65,300           1,442,477
       *   Dean Foods Co.                                                                     67,000           2,610,990
       *   Del Monte Foods Co.                                                                 6,400              66,816
           Farmer Brothers Co.                                                                 5,000             120,000
           Flowers Foods, Inc.                                                                39,150           1,278,247
       *   Foodarama Supermarkets, Inc.                                                          100               3,100
       *   Genesee Corp. Class B                                                                 100                 207
       *   Great Atlantic & Pacific Tea Co., Inc.                                             11,800             294,174
       *   Griffin Land & Nurseries, Inc. Class A                                                400               9,600
       *   Hain Celestial Group, Inc.                                                         15,100             271,800
       *   Hines Horticulture, Inc.                                                            1,600               5,680
           Imperial Sugar Co. (New)                                                            2,000              30,800
           Ingles Market, Inc. Class A                                                         5,000              63,200
     * #   Interstate Bakeries Corp.                                                          14,600              95,484
           J & J Snack Foods Corp.                                                               700              34,552
           J. M. Smucker Co.                                                                  46,482           2,315,268
           Kraft Foods, Inc.                                                                 507,200          16,453,568
           Lance, Inc.                                                                        14,100             249,288
           Longs Drug Stores Corp.                                                            29,800           1,222,992
       *   M&F Worldwide Corp.                                                                 6,200              79,298
           MGP Ingredients, Inc.                                                               5,800              48,488
           Molson Coors Brewing Co.                                                            9,900             578,853
       *   Monterey Pasta Co.                                                                  7,500              22,650
       #   Nash Finch Co.                                                                      8,900             316,662
       *   Natrol, Inc.                                                                          900               2,520
       *   Omega Protein Corp.                                                                 2,800              19,880
       *   Pathmark Stores, Inc.                                                               9,720              86,994
           PepsiAmericas, Inc.                                                               169,900           4,114,978
       *   Performance Food Group Co.                                                          8,600             232,716
           Pilgrim's Pride Corp.                                                              30,700           1,082,175
       *   PriceSmart, Inc.                                                                    1,750              12,250
           Ralcorp Holdings, Inc.                                                                900              34,326
       *   Redhook Ale Brewery, Inc.                                                           5,900              17,995
           Reynolds American, Inc.                                                            98,300           8,150,053
           Ruddick Corp.                                                                      15,400             370,062
       *   San Filippo (John B.) & Son, Inc.                                                   1,100              23,265
           Seaboard Corp.                                                                      1,100           1,479,500
       *   Smart & Final Food, Inc.                                                            7,800              84,630

       *   Smithfield Foods, Inc.                                                             60,100           1,792,783
       *   Spartan Stores, Inc.                                                                6,700              86,430
           Supervalu, Inc.                                                                    79,700           2,610,972
           Tasty Baking Co.                                                                    3,800              30,400
           The Topps Co., Inc.                                                                10,300              95,996
           Tyson Foods, Inc. Class A                                                         229,230           4,231,586
           Universal Corp.                                                                    17,900             794,760
           Weis Markets, Inc.                                                                 13,600             499,664
       *   Wild Oats Markets, Inc.                                                             1,000              11,240
     * #   Winn-Dixie Stores, Inc.                                                            37,900              39,795
                                                                                                       -----------------
Total Consumer Staples
(Cost $67,241,213)                                                                                            85,074,333
                                                                                                       -----------------

Utilities -- (0.3%)
       *   BayCorp Holdings, Ltd.                                                                 34                 471
       *   CMS Energy Corp.                                                                   25,775             341,003
           Dominion Resources, Inc.                                                            1,194              83,950
       *   Dynegy, Inc.                                                                       69,100             321,315
           Energen Corp.                                                                      11,300             736,534
           New Jersey Resources Corp.                                                         10,300             464,530
           Questar Corp.                                                                      36,800           2,319,872
       *   Reliant Energy, Inc.                                                              142,800           1,756,440
           South Jersey Industries, Inc.                                                       9,000             510,300
       *   Southern Union Co.                                                                 24,657             603,360
                                                                                                       -----------------
Total Utilities
(Cost $2,958,188)                                                                                              7,137,775
                                                                                                       -----------------

Real Estate Investment Trusts -- (0.0%)
           New Century Financial Corp.                                                         2,000             101,900
                                                                                                       -----------------
Total Real Estate Investment Trusts
(Cost $14,972)                                                                                                   101,900
                                                                                                       -----------------

Other -- (0.0%)
     * #   ePresence, Inc. Escrow Shares                                                       6,400                 832
       *   Petrocorp, Inc. Escrow Shares                                                         900                  54
       *   Suburban Lodges of America, Inc. Escrow Shares                                        900                   0
                                                                                                       -----------------
Total Other                                                                                                          886
(Cost $0)

TOTAL COMMON STOCKS
(Cost $1,465,400,782)                                                                                      1,997,074,121
                                                                                                       -----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   Chart Industries, Inc. Warrants 09/15/10                                                3                  76
       *   Chiquita Brands International, Inc. Warrants 03/19/09                               1,687              18,405
       *   Foster Wheelers, Ltd. Warrants 09/24/07                                             3,500                   0
     * #   RCN Corp. Warrants 12/21/06                                                             8                   0
       *   Timco Aviation Services, Inc. Warrants 02/27/07                                       229                   0
       *   Virologic, Inc. Contingent Value Rights                                            15,980               2,797
                                                                                                       -----------------
Total Other
(Cost $49,691)                                                                                                    21,278
                                                                                                       -----------------

TOTAL RIGHTS/WARRANTS
(Cost $49,691)                                                                                                    21,278
                                                                                                       -----------------

                                                                                          FACE
                                                                                         AMOUNT              VALUE
                                                                                   -----------------   -----------------
                                                                                         (000)
BONDS -- (0.0%)
Other -- (0.0%)
       *   Timco Aviation Services, Inc. Jr. Subordinated Note
              8.000%, 01/02/07                                                     $               0                   0
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TOTAL BONDS
(Cost $0)                                                                                                              0
                                                                                                       -----------------

TEMPORARY CASH INVESTMENTS -- (3.1%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.94%, 06/01/05
           (Collateralized by $77,415,000 U.S. STRIPS 6.125%, 11/15/27, valued
           at $27,815,984) to be repurchased at $27,272,582  (Cost $27,270,355)               27,270          27,270,355
           Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
           (Collateralized by $36,556,000 FHLMC Notes 4.00%, 09/22/09, valued at
           $36,601,695) to be repurchased at $36,062,895  (Cost $36,060,000)                  36,060          36,060,000
                                                                                                       -----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $63,330,355)                                                                                            63,330,355
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $1,528,780,828)                                                                                  $   2,060,425,754
                                                                                                       =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES
                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2005
                                   (UNAUDITED)

                                                                                        SHARES              VALUE+
                                                                                   -----------------   -----------------
COMMON STOCKS -- (97.6%)
Financials -- (17.8%)
           1st Source Corp.                                                                      700   $          15,246
           21st Century Insurance Group                                                        3,000              41,790
           A.G. Edwards, Inc.                                                                  5,000             206,550
           ABC Bancorp                                                                           200               3,550
     * #   Acacia Research-Acacia Technologies                                                   210               1,178
       *   Accredited Home Lenders Holding Co.                                                 1,400              58,758
       *   ACE Cash Express, Inc.                                                                900              19,629
           Advanta Corp. Class A                                                                 600              13,758
           Advanta Corp. Class B Non-Voting                                                      800              19,736
       *   Aether Systems, Inc.                                                                1,200               3,756
       *   Affiliated Managers Group, Inc.                                                     2,350             156,745
           AFLAC, Inc.                                                                        36,600           1,520,730
     * #   Aixtron AG                                                                            306                 991
           Alabama National Bancorporation                                                     1,000              62,880
           Alfa Corp.                                                                          3,200              45,824
       *   Allmerica Financial Corp.                                                           3,800             132,696
           Allstate Corp.                                                                     38,057           2,214,917
           AMBAC Financial Group, Inc.                                                         7,400             533,910
           Amcore Financial, Inc.                                                              1,200              33,432
           Amegy Bancorporation, Inc.                                                          4,700              83,707
           American Capital Strategies, Ltd.                                                   3,900             136,578
           American Express Co.                                                               86,900           4,679,565
           American Financial Group, Inc.                                                      4,500             145,890
           American International Group, Inc.                                                154,200           8,565,810
           American National Insurance Co.                                                       500              57,700
       *   American Physicians Capital, Inc.                                                     500              17,325
       *   American West Bancorporation                                                          133               2,629
       *   AmeriCredit Corp.                                                                  10,300             256,161
       *   AmeriServe Financial, Inc.                                                            700               3,822
       *   Ameritrade Holding Corp.                                                           28,100             417,566
           AmerUs Group Co.                                                                    2,500             118,975
           AmSouth Bancorporation                                                             21,100             562,526
           Anchor Bancorp Wisconsin, Inc.                                                      1,300              35,906
           AON Corp.                                                                          13,800             344,034
       *   Arch Capital Group, Ltd.                                                              100               4,465
       *   Argonaut Group, Inc.                                                                1,400              29,316
           Associated Banc-Corp                                                                7,314             244,434
       *   Assurant, Inc.                                                                      4,400             154,660
           Astoria Financial Corp.                                                             5,950             163,863
           BancorpSouth, Inc.                                                                  4,000              89,400
           Bank of America Corp.                                                             214,252           9,924,153
           Bank of Hawaii Corp.                                                                2,900             141,317

           Bank of New York Co., Inc.                                                         43,600           1,256,552
           Bank of The Ozarks, Inc.                                                            1,100              34,782
           BankAtlantic Bancorp, Inc. Class A                                                  2,500              44,350
           BankUnited Financial Corp. Class A                                                  1,700              42,007
           Banner Corp.                                                                          600              15,966
           Bay View Capital Corp.                                                                320               5,072
           BB&T Corp.                                                                         30,578           1,221,285
           Bear Stearns Companies, Inc.                                                        8,200             812,128
           Berkley (W.R. ) Corp.                                                               9,087             322,225
       *   BFC Financial Corp.                                                                 1,000               9,040
           Blackrock, Inc.                                                                     1,400             109,228
           BOK Financial Corp.                                                                 4,529             204,801
           Boston Private Financial Holdings, Inc.                                             1,800              44,064
           Brookline Bancorp, Inc.                                                             2,800              42,560
           Brown & Brown, Inc.                                                                 5,000             222,800
           Capital One Financial Corp.                                                        15,100           1,138,540
       *   Capitalsource, Inc.                                                                 5,500             104,940
           Capitol Federal Financial                                                           3,900             129,168
       *   Cardinal Financial Corp.                                                              700               6,370
           Cash America International, Inc.                                                    1,600              27,520
           Cathay General Bancorp                                                              3,452             117,368
       *   CB Richard Ellis Group, Inc.                                                        2,300              88,458
           Center Financial Corp.                                                              1,000              21,370
           Central Pacific Financial Corp.                                                     1,500              53,250
       *   Ceres Group, Inc.                                                                   1,000               5,730
           Chemical Financial Corp.                                                            1,076              34,410
           Chittenden Corp.                                                                    2,475              64,969
           Chubb Corp.                                                                        10,700             901,261
           Cincinnati Financial Corp.                                                          7,571             298,827
           CIT Group, Inc.                                                                     2,700             114,534
           Citigroup, Inc.                                                                   281,044          13,239,983
           Citizens Banking Corp.                                                              2,300              66,654
     * #   Citizens, Inc.                                                                      1,657               9,594
           City Holding Co.                                                                    1,100              37,158
           City National Corp.                                                                 2,800             198,884
           Clark, Inc.                                                                           900              13,050
       *   CNA Financial Corp.                                                                17,800             490,924
       *   CNA Surety Corp.                                                                    1,900              26,258
           Columbia Banking System, Inc.                                                       1,055              25,953
           Comerica, Inc.                                                                      9,800             547,624
       #   Commerce Bancorp, Inc.                                                             10,000             277,500
           Commerce Bancshares, Inc.                                                           4,204             204,945
           Commerce Group, Inc.                                                                1,900             113,240
           Commercial Capital Bancorp, Inc.                                                    1,449              24,561
           Commercial Federal Corp.                                                            1,300              32,513
           Community Bank System, Inc.                                                         1,200              27,960
           Compass Bancshares, Inc.                                                            7,200             320,904
     * #   CompuCredit Corp.                                                                   4,100             129,273
           Corus Bankshares, Inc.                                                              1,144              58,710
           Countrywide Financial Corp.                                                        42,198           1,568,500
       *   Credit Acceptance Corp.                                                             2,291              32,326
           Cullen Frost Bankers, Inc.                                                          2,700             120,447
           CVB Financial Corp.                                                                 6,483             119,547
     * #   Danielson Holding Corp.                                                             3,500              56,875
           Delphi Financial Group, Inc. Class A                                                1,800              76,320

           Delta Financial Corp.                                                                 600               5,430
           Dime Community Bancshares                                                           2,050              30,955
           Downey Financial Corp.                                                              2,200             165,044
       *   E*TRADE Financial Corp.                                                            26,900             332,215
           East West Bancorp, Inc.                                                             3,500             117,740
           Eaton Vance Corp.                                                                   8,200             199,752
       *   E-Loan, Inc.                                                                        3,000               8,550
       *   Encore Capital Group, Inc.                                                          1,400              21,504
           Erie Indemnity Co.                                                                  3,657             189,433
       *   eSpeed, Inc.                                                                        2,100              17,997
           F.N.B. Corp.                                                                        2,025              37,624
           FBL Financial Group, Inc. Class A                                                     700              18,725
           Federal Agriculture Mortgage Corporation                                              300               5,544
           Federated Investors, Inc.                                                             300               8,883
           Fidelity Bankshares, Inc.                                                           1,500              37,125
           Fidelity National Financial, Inc.                                                   5,066             182,325
           Fifth Third Bancorp                                                                30,671           1,307,198
           Financial Federal Corp.                                                             1,200              44,760
       *   First Acceptance Corp.                                                              3,000              26,850
           First American Corp.                                                                4,600             178,020
       *   First Cash Financial Services, Inc.                                                 1,250              21,750
           First Charter Corp.                                                                 1,500              33,075
           First Citizens BancShares, Inc.                                                       100              13,053
           First Commonwealth Financial Corp.                                                  3,300              44,088
           First Community Bancorp                                                             1,000              44,180
           First Community Bancshares, Inc.                                                      300               9,024
           First Financial Bancorp                                                             2,000              36,000
           First Financial Holdings, Inc.                                                        600              17,064
           First Horizon National Corp.                                                        7,200             304,056
           First Indiana Corp.                                                                   700              18,865
       *   First Marblehead Corp.                                                              1,400              62,510
           First Merchants Corp.                                                                 400               9,948
           First Midwest Bancorp, Inc.                                                         2,400              83,256
           First Niagara Financial Group, Inc.                                                 4,984              64,892
           First Place Financial Corp.                                                           500               9,845
           First Republic Bank                                                                 1,350              43,308
           First State Bancorporation                                                          1,000              18,460
       *   FirstCity Financial Corp.                                                             500               6,500
       *   FirstFed Financial Corp.                                                            1,200              65,016
           FirstMerit Corp.                                                                    4,500             114,750
           Flagstar Bancorp, Inc.                                                              2,800              55,328
           Flushing Financial Corp.                                                            1,000              16,890
           Forest City Enterprises, Inc. Class A                                                 300              19,005
           Forest City Enterprises, Inc. Class B                                                 150               9,601
       *   FPIC Insurance Group, Inc.                                                            700              20,832
       *   Franklin Bank Corp.                                                                   500               8,550
           Franklin Resources, Inc.                                                           18,200           1,312,948
           Fremont General Corp.                                                               5,400             116,154
           Frontier Financial Corp.                                                              700              17,430
           Fulton Financial Corp.                                                              6,697             145,526
           Gabelli Asset Management, Inc.                                                        600              26,190
           Gallagher (Arthur J. ) & Co.                                                        4,700             129,814
           Gateway Financial Holdings, Inc.                                                      330               5,943
           Glacier Bancorp, Inc.                                                               1,656              38,673
           Gold Banc Corp.                                                                     1,200              16,668

           Golden West Financial Corp.                                                        22,500           1,408,950
           Great American Financial Resources, Inc.                                              400               6,744
           Greater Bay Bancorp                                                                 2,500              62,825
       *   Grubb & Ellis Co.                                                                     100                 600
           Hancock Holding Co.                                                                 1,800              58,248
           Harbor Florida Bancshares, Inc.                                                     1,200              42,684
           Harleysville Group, Inc.                                                              700              14,217
           Harleysville National Corp.                                                         1,256              28,976
           Hartford Financial Services Group, Inc.                                            16,300           1,219,077
           HCC Insurance Holdings, Inc.                                                        4,900             192,129
           Heartland Financial USA, Inc.                                                         500               9,890
           Hibernia Corp.                                                                      7,900             253,985
           Hilb Rogal Hamilton Co.                                                             2,500              85,225
           Horace Mann Educators Corp.                                                         1,100              20,020
           Horizon Financial Corp.                                                               100               2,010
       #   Hudson City Bancorp, Inc.                                                          10,500             361,725
           Hudson United Bancorp                                                               2,300              78,545
           Huntington Bancshares, Inc.                                                        13,400             312,488
           IBERIABANK Corp.                                                                      500              29,420
           Independence Community Bank Corp.                                                   4,702             176,231
           Independent Bank Corp. MA                                                             700              19,551
           Independent Bank Corp. MI                                                             600              16,884
           IndyMac Bancorp, Inc.                                                               3,200             131,680
           Infinity Property & Casualty Corp.                                                    500              16,000
       *   Instinet Group, Inc.                                                               23,100             121,968
           Integra Bank Corp.                                                                  1,100              24,299
       *   Investment Technology Group, Inc.                                                   2,350              46,389
           Investors Financial Services Corp.                                                  4,900             203,301
           Irwin Financial Corp.                                                               1,100              23,089
           Janus Capital Group, Inc.                                                          16,700             256,512
           Jefferies Group, Inc.                                                               4,100             145,181
           Jefferson-Pilot Corp.                                                               6,000             302,400
       *   Jones Lang LaSalle, Inc.                                                            2,400             101,784
           JPMorgan Chase & Co.                                                              199,052           7,116,109
           KeyCorp                                                                            22,500             737,100
       *   Knight Capital Group, Inc.                                                          4,700              35,485
           LandAmerica Financial Group, Inc.                                                   1,100              61,820
           Legg Mason, Inc.                                                                    7,450             612,241
           Lehman Brothers Holdings, Inc.                                                     20,095           1,852,759
           Leucadia National Corp.                                                             7,650             305,158
           Lincoln National Corp.                                                              7,500             341,475
           Loews Corp.                                                                        13,300           1,001,490
           M&T Bank Corp.                                                                      6,400             653,696
           MAF Bancorp, Inc.                                                                   1,100              46,816
           Main Street Banks, Inc.                                                             1,200              31,644
           Manulife Financial Corp.                                                           18,253             838,725
       *   Markel Corp.                                                                          900             307,575
           Marsh & McLennan Companies, Inc.                                                   28,600             830,544
           Marshall & Ilsley Corp.                                                            13,800             600,438
           MB Financial, Inc.                                                                  1,950              74,470
           MBIA, Inc.                                                                          7,100             397,103
           MBNA Corp.                                                                         71,850           1,515,316
           MBT Financial Corp.                                                                   900              17,208
           MCG Capital Corp.                                                                     500               8,000
       *   Meadowbrook Insurance Group, Inc.                                                     100                 515

           Medallion Finanacial Corp.                                                            100                 926
           Mellon Financial Corp.                                                             23,300             646,808
           Mercantile Bankshares Corp.                                                         4,400             229,372
           Mercury General Corp.                                                               3,000             165,600
           Merrill Lynch & Co., Inc.                                                          68,800           3,733,088
           MetLife, Inc.                                                                      52,700           2,350,420
       *   Metris Companies, Inc.                                                              3,600              46,728
           MGIC Investment Corp.                                                               7,000             429,380
           MicroFinancial, Inc.                                                                  400               1,556
           Midland Co.                                                                           200               6,390
           Mid-State Bancshares                                                                1,100              29,447
           Midwest Banc Holdings, Inc.                                                           900              18,000
           MoneyGram International, Inc.                                                       5,800             107,590
           Moody's Corp.                                                                       6,500             281,255
           Morgan Stanley                                                                     69,200           3,388,032
           Nara Bancorp, Inc.                                                                  1,300              18,057
           National City Corp.                                                                34,351           1,187,171
           National Penn Bancshares, Inc.                                                      1,775              42,032
       *   National Western Life Insurance Co. Class A                                           100              18,337
           Nationwide Financial Services, Inc.                                                 2,300              87,814
       *   Navigators Group, Inc.                                                                500              16,620
           NBT Bancorp, Inc.                                                                   1,700              40,290
       *   Nelnet, Inc. Class A                                                                2,300              84,870
           New York Community Bancorp, Inc.                                                   11,477             209,111
       *   Newtek Business Services, Inc.                                                        900               2,331
           North Fork Bancorporation, Inc.                                                    26,305             717,074
           Northern Trust Corp.                                                               13,000             596,960
           Northwest Bancorp, Inc.                                                             2,600              51,740
           Nuveen Investments                                                                  3,300             118,965
           OceanFirst Financial Corp.                                                            126               2,709
     * #   Ocwen Financial Corp.                                                               3,555              25,703
       #   Odyssey Re Holdings Corp.                                                           4,000              96,440
           Ohio Casualty Corp.                                                                 3,200              76,480
           Old National Bancorp                                                                3,340              66,232
           Old Republic International Corp.                                                    7,950             197,637
           Pacific Capital Bancorp                                                             2,333              78,855
           Partners Trust Financial Group, Inc.                                                  363               3,746
     * #   Penn Treaty American Corp.                                                            600               1,338
           Peoples Bank CT                                                                     8,025             227,188
           PFF Bancorp, Inc.                                                                   1,260              36,590
       *   Philadelphia Consolidated Holding Corp.                                             1,600             131,952
       *   Pinnacle Financial Partners, Inc.                                                     500              11,170
       *   Piper Jaffray Companies, Inc.                                                       1,004              28,383
       *   PMA Capital Corp. Class A                                                             800               5,944
           PMI Group, Inc.                                                                     6,300             238,140
           PNC Financial Services Group, Inc.                                                 15,600             852,540
           Presidential Life Corp.                                                             1,100              16,665
           Principal Financial Group, Inc.                                                    21,300             849,657
       *   ProAssurance Corp.                                                                  2,200              86,064
           Progressive Corp.                                                                  14,700           1,412,229
           Prosperity Bancshares, Inc.                                                         1,800              48,816
           Protective Life Corp.                                                               3,900             156,741
           Provident Bancorp, Inc.                                                             1,435              16,804
           Provident Bankshares Corp.                                                          1,286              40,689
       *   Providian Financial Corp.                                                          21,400             381,348

           Prudential Financial, Inc.                                                         37,700           2,386,787
           Radian Group, Inc.                                                                  6,500             298,220
           Raymond James Financial, Inc.                                                       5,350             143,968
           Regions Financial Corp.                                                            32,459           1,093,219
           Reinsurance Group of America, Inc.                                                  4,000             183,000
           Republic Bancorp, Inc.                                                              3,649              50,374
       *   Rewards Network, Inc.                                                                 700               3,577
           RLI Corp.                                                                           1,600              69,984
           S&T Bancorp, Inc.                                                                   1,517              53,323
           Safeco Corp.                                                                        7,300             392,813
           Sanders Morris Harris Group, Inc.                                                   1,218              19,914
           Sandy Spring Bancorp, Inc.                                                            700              23,240
           Schwab (Charles) Corp.                                                             95,700           1,085,238
           Seacoast Banking Corp. of Florida                                                     800              16,216
           SEI Investments Co.                                                                 7,160             248,882
           Selective Insurance Group, Inc.                                                       900              43,317
           Simmons First National Corp. Class A                                                  589              14,454
           Sky Financial Group, Inc.                                                           5,600             161,224
           SLM Corp.                                                                          27,400           1,322,598
           Sound Federal Bancorp, Inc.                                                           100               1,592
           South Financial Group, Inc.                                                         2,501              68,152
           Southwest Bancorp, Inc.                                                               700              12,670
           Sovereign Bancorp, Inc.                                                            25,200             562,464
           StanCorp Financial Group, Inc.                                                      2,200             164,670
           State Auto Financial Corp.                                                          2,500              67,500
           State Street Corp.                                                                 23,800           1,142,400
           Sterling Bancorp                                                                      900              19,035
           Sterling Bancshares, Inc.                                                           2,600              35,360
       *   Sterling Financial Corp.                                                            1,478              52,247
           Stewart Information Services Corp.                                                    900              35,325
       *   Stifel Financial Corp.                                                                300               6,336
           Student Loan Corp.                                                                  1,300             279,019
       *   Sun Bancorp, Inc.                                                                     971              20,139
           SunTrust Banks, Inc.                                                               20,217           1,488,173
       *   Superior Essex, Inc.                                                                  700              11,739
           Susquehanna Bancshares, Inc.                                                        1,200              27,312
       *   SVB Financial Group                                                                 2,700             128,952
           Synovus Financial Corp.                                                            17,500             508,725
           T. Rowe Price Group, Inc.                                                           8,800             525,008
           TCF Financial Corp.                                                                 7,400             191,586
           TD Banknorth, Inc.                                                                  4,655             139,557
       *   Tejon Ranch Co.                                                                       100               5,190
           Texas Regional Banchshares, Inc. Class A                                            3,025              87,090
       *   The Banc Corp.                                                                        800               8,400
           The Colonial BancGroup, Inc.                                                        8,200             182,778
           The Goldman Sachs Group, Inc.                                                      34,700           3,383,250
       #   The Phoenix Companies, Inc.                                                         2,700              31,050
           The St. Joe Corp.                                                                   5,500             433,785
           The St. Paul Travelers Companies, Inc.                                             36,907           1,398,037
           The Toronto Dominion Bank                                                           2,233              94,969
           TierOne Corp.                                                                         900              21,712
           Torchmark Corp.                                                                     7,600             400,900
       *   Tradestation Group, Inc.                                                            2,100              15,477
       *   Trammell Crow Co.                                                                   2,400              54,120
           Transatlantic Holdings, Inc.                                                        2,350             134,209

       *   Triad Guaranty, Inc.                                                                  700              37,940
           TrustCo Bank Corp. NY                                                               2,700              33,615
           Trustmark Corp.                                                                     2,800              79,996
           U.S. Bancorp                                                                      102,900           3,018,057
           UCBH Holdings, Inc.                                                                 6,000             102,600
           UICI                                                                                2,400              60,360
           UMB Financial Corp.                                                                   700              38,990
           Umpqua Holdings Corp.                                                               1,845              43,007
           UnionBanCal Corp.                                                                   8,300             520,991
       *   United America Idemnity, Ltd.                                                         310               5,286
           United Bankshares, Inc.                                                             2,200              73,590
           United Community Banks, Inc.                                                        2,550              63,699
           United Community Financial Corp.                                                      700               7,357
           Unitrin, Inc.                                                                       3,400             169,286
       *   Universal American Financial Corp.                                                  3,771              71,423
           UnumProvident Corp.                                                                12,500             229,500
       *   USA Mobility, Inc.                                                                    600              15,876
           Valley National Bancorp                                                             5,706             136,145
           Vesta Insurance Group, Inc.                                                           500               1,260
           Wachovia Corp.                                                                     84,892           4,308,269
           Waddell & Reed Financial, Inc.                                                     32,700             626,859
           Washington Federal, Inc.                                                            4,402             100,454
           Washington Mutual, Inc.                                                            47,200           1,949,360
           Washington Trust Bancorp, Inc.                                                        900              25,371
           Webster Financial Corp.                                                             3,000             140,700
           Wells Fargo & Co.                                                                  93,900           5,672,499
           Wesbanco, Inc.                                                                         32                 946
           Wesco Financial Corp.                                                                 100              35,828
           West Bancorporation                                                                   700              12,467
           West Coast Bancorp                                                                    700              15,232
           Westamerica Bancorporation                                                          1,700              89,505
           Westcorp, Inc.                                                                      3,700             179,228
           Westwood Holdings Group, Inc.                                                         125               2,111
       *   WFS Financial, Inc.                                                                 2,700             131,625
           Whitney Holding Corp.                                                               3,900             123,669
           Willow Grove Bancorp, Inc.                                                            100               1,525
           Wilmington Trust Corp.                                                              3,700             132,571
           Wintrust Financial Corp.                                                            1,550              77,609
       *   World Acceptance Corp.                                                              1,400              36,470
           Zions Bancorporation                                                                5,700             403,788
                                                                                                       -----------------
Total Financials
(Cost $128,532,742)                                                                                          143,473,100
                                                                                                       -----------------

Information Technology -- (16.0%)
       *   3Com Corp.                                                                         20,000              73,200
       *   Actel Corp.                                                                         1,100              16,269
       *   ActivCard Corp.                                                                     1,600               6,592
       *   Activision, Inc.                                                                   13,100             206,456
           Acxiom Corp.                                                                        5,600             103,320
       *   Adaptec, Inc.                                                                       4,200              16,716
       *   ADC Telecommunications, Inc.                                                        7,228             131,260
       *   ADDvantage Technologies Group, Inc.                                                   500               1,565
           Adobe Systems, Inc.                                                                31,800           1,051,308
           Adtran, Inc.                                                                        4,570             100,403
       *   Advanced Digital Information Corp.                                                  2,860              19,648

       *   Advanced Energy Industries, Inc.                                                    2,000              19,080
       *   Advanced Micro Devices, Inc.                                                       26,900             441,160
       *   Advent Software, Inc.                                                               1,900              38,114
       *   Aeroflex, Inc.                                                                      3,800              30,400
       *   Affiliated Computer Services, Inc. Class A                                          8,400             434,532
       *   Agere Systems, Inc. Class A                                                             1                  15
       *   Agile Software Corp.                                                                2,100              13,545
       *   Agilent Technologies, Inc.                                                         32,300             775,523
           Agilysys, Inc.                                                                      2,000              30,760
       *   Airspan Networks, Inc.                                                                857               4,096
       *   Akamai Technologies, Inc.                                                          32,000             449,280
       *   Alliance Data Systems Corp.                                                         5,000             188,600
     * #   Alliance Semiconductor Corp.                                                          100                 168
       *   Altera Corp.                                                                       22,000             488,180
       *   Altiris, Inc.                                                                       1,300              24,440
       *   Amkor Technology, Inc.                                                             10,400              36,920
           Amphenol Corp.                                                                      5,300             224,667
           Analog Devices, Inc.                                                               23,898             886,138
       *   Anaren, Inc.                                                                          700               8,288
       *   Andrew Corp.                                                                       10,032             133,024
       *   Anixter International, Inc.                                                         2,600              98,306
       *   Ansoft Corp.                                                                          600              13,380
       *   AnswerThink, Inc.                                                                   2,000               7,920
       *   Ansys, Inc.                                                                         1,800              60,012
       *   Anteon International Corp.                                                          2,100              92,799
       *   Apogee Technology, Inc.                                                               500                 605
       *   Apple Computer, Inc.                                                               46,500           1,846,515
       *   Applied Films Corp.                                                                   600              16,140
           Applied Materials, Inc.                                                           113,000           1,854,330
       *   Applied Micro Circuits Corp.                                                       12,800              36,736
       *   aQuantive, Inc.                                                                     3,400              52,326
       *   Ariba, Inc.                                                                         1,641              10,059
       *   Arris Group, Inc.                                                                   5,379              46,582
       *   Arrow Electronics, Inc.                                                             7,500             209,625
       *   Ask Jeeves, Inc.                                                                    2,241              68,149
       *   Aspect Communications Corp.                                                         3,400              32,640
       *   Asyst Technologies, Inc.                                                            1,900               7,999
       *   Atari, Inc.                                                                         7,400              18,278
       *   Atmel Corp.                                                                        26,300              78,900
       *   ATMI, Inc.                                                                          1,900              53,390
       *   August Technology Corp.                                                               400               4,548
       *   Authentidate Holding Corp.                                                            800               2,352
       *   autobytel.com, Inc.                                                                   800               3,888
           Autodesk, Inc.                                                                     15,200             601,616
           Automatic Data Processing, Inc.                                                    37,400           1,638,120
     * #   Avanex Corp.                                                                        3,400               3,434
       *   Avaya, Inc.                                                                         8,400              76,860
     * #   Avici Systems, Inc.                                                                   300               1,338
       *   Avid Technology, Inc.                                                               2,100             123,144
       *   Avnet, Inc.                                                                         6,600             138,072
       *   Avocent Corp.                                                                         400              11,200
           AVX Corp.                                                                          10,000             118,800
       *   Aware, Inc.                                                                           600               3,960
       *   Axcelis Technologies, Inc.                                                          5,500              36,575
       *   BEA Systems, Inc.                                                                  26,400             222,552

       *   BearingPoint, Inc.                                                                  8,200              53,710
           BEI Technologies, Inc.                                                                900              23,139
           Bel Fuse, Inc. Class B                                                                300               8,970
           Belden CDT, Inc.                                                                    1,600              32,192
       *   Bell Microproducts, Inc.                                                            1,100               9,020
       *   Benchmark Electronics, Inc.                                                         2,600              82,342
       *   BindView Development Corp.                                                          1,400               4,368
       *   BISYS Group, Inc.                                                                   8,100             123,930
       *   Blue Coat Systems, Inc.                                                               700              13,587
       *   BMC Software, Inc.                                                                 14,200             241,684
     * #   Bookham, Inc.                                                                          80                 224
       *   Borland Software Corp.                                                              2,000              12,800
       *   Bottomline Technologies, Inc.                                                         500               6,790
       *   Brightpoint, Inc.                                                                     850              15,980
       *   Broadcom Corp.                                                                     16,100             571,389
     * #   BroadVision, Inc.                                                                     963               1,348
       *   Brocade Communications Systems, Inc.                                               16,600              64,906
       *   Brooks Automation, Inc.                                                             2,624              39,570
       *   Brooktrout, Inc.                                                                      500               4,985
       *   Cabot Microelectronics Corp.                                                        1,700              53,261
       *   CACI International, Inc. Class A                                                    1,900             122,474
       *   Cadence Design Systems, Inc                                                        18,600             259,842
       *   California Micro Devices Corp.                                                        600               2,880
       *   Captaris, Inc.                                                                        500               1,810
       *   Captiva Software Corp.                                                                300               4,026
       *   Carreker Corp.                                                                        500               2,625
       *   Carrier Access Corp.                                                                1,600               7,712
       *   Catalyst Semiconductor, Inc.                                                          500               2,270
       *   Catapult Communications Corp.                                                         350               4,925
       *   CCC Information Services Group, Inc.                                                  500              11,690
       *   C-COR, Inc.                                                                         2,998              20,626
           CDW Corp.                                                                           5,200             302,536
           Celeritek, Inc.                                                                       560                 459
       *   Celestica, Inc.                                                                       175               2,231
       *   CellStar Corp.                                                                      1,000               1,300
       *   Centillium Communications, Inc.                                                        90                 197
       *   Centra Software, Inc.                                                                 400                 688
     * #   Cenuco, Inc.                                                                          160                 530
       *   Ceridian Corp.                                                                     10,200             194,514
       *   Certegy, Inc.                                                                       3,500             131,425
       *   CEVA, Inc.                                                                            200               1,456
       *   CheckFree Corp.                                                                     6,000             223,980
       *   Checkpoint Systems, Inc.                                                            2,400              42,288
       *   Cherokee International Corp.                                                          200                 822
       *   Chordiant Software, Inc.                                                            2,900               4,959
       *   Ciber, Inc.                                                                         3,100              25,265
       *   Ciena Corp.                                                                        17,700              38,586
       *   Cirrus Logic, Inc.                                                                  4,200              21,756
       *   Cisco Sytems, Inc.                                                                383,900           7,439,982
       *   Citrix Systems, Inc.                                                               10,300             259,148
       *   CMGI, Inc.                                                                          4,200               9,156
       *   CNET Networks, Inc.                                                                 8,500              88,230
           Cognex Corp.                                                                        2,700              70,092
       *   Cognizant Technology Solutions Corp.                                                7,945             381,360
       *   Coherent, Inc.                                                                      1,500              49,245

           Cohu, Inc.                                                                          1,300              24,986
       *   CommScope, Inc.                                                                     3,500              59,220
           Computer Associates International, Inc.                                            39,844           1,086,546
       *   Computer Network Technology Corp.                                                     800               4,000
       *   Computer Sciences Corp.                                                            12,100             560,351
       *   Compuware Corp.                                                                    26,416             180,950
       *   Comtech Telecommunications Corp.                                                    1,200              43,404
       *   Comverse Technology, Inc.                                                          13,400             315,302
       *   Concord Communications, Inc.                                                          600              10,152
       *   Concur Technologies, Inc.                                                           1,800              17,262
       *   Concurrent Computer Corp.                                                           1,700               3,094
       *   Conexant Systems, Inc.                                                             11,311              16,175
     * #   Convera Corp.                                                                         900               3,879
       *   Convergys Corp.                                                                     9,200             125,396
       *   Corillian Corp.                                                                       900               2,894
       *   Corning, Inc.                                                                      86,700           1,359,456
       *   Covansys Corp.                                                                      1,100              13,475
       *   Cray, Inc.                                                                          5,000               7,300
       *   Credence Systems Corp.                                                              3,100              24,552
     * #   Cree, Inc.                                                                          4,900             147,196
       *   CSG Systems International, Inc.                                                     3,100              58,962
           CTS Corp.                                                                           1,400              14,910
     * #   Cyberguard Corp.                                                                    1,052               6,754
       *   Cyberoptics Corp.                                                                     410               5,273
       *   Cybersource Corp.                                                                   1,800              12,078
       *   Cymer, Inc.                                                                         2,200              62,502
       *   Cypress Semiconductor Corp.                                                         8,400             108,612
       *   Daktronics, Inc.                                                                    1,200              27,948
       *   Dell, Inc.                                                                        138,900           5,540,721
           Diebold, Inc.                                                                       4,600             230,276
       *   Digi International, Inc.                                                            1,332              15,624
       *   Digimarc Corp.                                                                      1,000               5,100
       *   Digital Insight Corp.                                                               2,200              47,828
       *   Digital River, Inc.                                                                 1,000              27,520
       *   Digital Theater Systems, Inc.                                                       1,000              17,090
       *   Digitas, Inc.                                                                       5,400              59,778
       *   Dionex Corp.                                                                        1,200              53,820
       *   Ditech Communications Corp.                                                         2,200              15,862
       *   DocuCorp International, Inc.                                                          400               2,680
       *   Dot Hill Systems Corp.                                                              2,000              10,620
       *   DoubleClick, Inc.                                                                   7,100              58,433
       *   DSP Group, Inc.                                                                       500              11,760
       *   DST Systems, Inc.                                                                   5,200             251,472
       *   Dynamics Research Corp.                                                               500               7,445
       *   EarthLink, Inc.                                                                     9,600             101,856
       *   Echelon Corp.                                                                       1,700              11,679
       *   eCollege.com                                                                        1,000              10,330
       *   EDGAR Online, Inc.                                                                    400               1,156
       *   eFunds Corp.                                                                        3,000              60,660
       *   Electro Scientific Industries, Inc.                                                   924              16,577
       *   Electroglas, Inc.                                                                     700               2,415
       *   Electronic Arts, Inc.                                                              17,800             935,212
           Electronic Data Systems Corp.                                                      32,100             632,370
       *   Electronics for Imaging, Inc.                                                       2,100              39,900
       *   Embarcadero Technologies, Inc.                                                        491               2,804

       *   EMC Corp.                                                                         155,812           2,190,717
       *   EMS Technologies, Inc.                                                                200               2,700
       *   Emulex Corp.                                                                        4,900              92,610
       *   Endwave Corp.                                                                         100               3,605
       *   Entegris, Inc.                                                                      4,600              44,620
       *   Enterrasys Networks, Inc.                                                           3,822               3,554
       *   Entrust, Inc.                                                                       3,800              15,542
       *   Epicor Software Corp.                                                               2,700              33,291
       *   EPIQ Systems, Inc.                                                                  1,000              16,350
       *   Equinix, Inc.                                                                       1,500              57,150
       *   ESS Technology, Inc.                                                                1,400               5,768
       *   Euronet Worldwide, Inc.                                                             2,010              56,360
       *   Exar Corp.                                                                          2,000              28,800
       *   Excel Technology, Inc.                                                                700              17,535
       *   Extreme Networks, Inc.                                                              7,700              35,189
       *   F5 Networks, Inc.                                                                   2,300             117,783
           Factset Research Systems, Inc.                                                      3,050              97,631
           Fair Isaac Corp.                                                                    4,735             162,174
       *   Fairchild Semiconductor Corp. Class A                                               7,534             107,736
     * #   FalconStor Software, Inc.                                                           2,700              19,737
       *   Fargo Electronics                                                                     500               9,025
       *   Faro Technologies, Inc.                                                               900              25,038
       *   FEI Co.                                                                             1,900              39,558
       *   Filenet Corp.                                                                       2,500              69,650
       *   FindWhat.com                                                                        1,600               8,512
       *   Finisar Corp.                                                                       2,000               2,380
           First Data Corp.                                                                   53,115           2,009,340
       *   Fiserv, Inc.                                                                       12,700             546,100
       *   Flir Systems, Inc.                                                                  4,000             107,200
       *   Forgent Networks, Inc.                                                                600               1,080
       *   FormFactor, Inc.                                                                    2,200              57,244
       *   Forrester Research, Inc.                                                            1,300              21,450
       *   Foundry Networks, Inc.                                                              8,687              80,268
       *   Freescale Semiconductor, Inc. Class B                                              12,344             249,349
       *   FSI International, Inc.                                                             1,000               3,760
       *   GameStop Corp. Class B                                                              1,657              44,474
       *   Gartner Group, Inc.                                                                 4,700              46,624
       *   Gartner, Inc.                                                                         900               8,856
       *   Gateway, Inc.                                                                      19,500              67,470
       *   Genesis Microchip, Inc.                                                             1,000              16,550
       *   Gerber Scientific, Inc.                                                               300               2,214
       *   Glenayre Technologies, Inc.                                                         1,978               6,330
       *   Global Imaging Systems, Inc.                                                        1,400              44,506
       *   Global Payments, Inc.                                                                 900              62,370
     * #   Glowpoint, Inc.                                                                       400                 532
       *   Harmonic, Inc.                                                                      4,100              25,543
           Harris Corp.                                                                        8,400             241,416
           Helix Technology Corp.                                                              1,500              18,915
           Henry Jack & Associates, Inc.                                                       5,900             104,371
       *   Hewitt Associates, Inc. Class A                                                       720              18,324
           Hewlett-Packard Co.                                                               181,200           4,078,812
       *   HomeStore, Inc.                                                                     7,000              14,630
       *   Hutchinson Technology, Inc.                                                         1,700              70,329
       *   Hypercom Corp.                                                                      2,411              15,310
       *   Hyperion Solutions Corp.                                                            2,600             114,738

     * #   Ibis Technology Corp.                                                                 300                 378
       *   Identix, Inc.                                                                       5,900              32,391
       *   iGATE Capital Corp.                                                                 1,100               4,807
           Imation Corp.                                                                       1,900              71,744
       *   Immersion Corp.                                                                       300               1,758
     * #   Infocrossing, Inc.                                                                  1,100              12,056
       *   InFocus Corp.                                                                       1,800               7,488
       *   Informatica Corp.                                                                   4,900              42,042
       *   InfoSpace, Inc.                                                                     2,200              74,624
           infoUSA, Inc.                                                                       3,100              37,448
       *   Ingram Micro, Inc.                                                                 10,000             158,100
       *   Innodata Isogen, Inc.                                                                 600               1,794
       *   Innovex, Inc.                                                                         200                 676
       *   Integrated Circuit Systems, Inc.                                                    4,500              95,355
       *   Integrated Device Technology, Inc.                                                  6,200              75,826
           Intel Corp.                                                                       399,800          10,766,614
     * #   Intelli-Check, Inc.                                                                   200               1,102
     * #   Intellisync Corp.                                                                   1,500               4,005
       *   Interactive Intelligence, Inc.                                                        100                 488
       *   Interdigital Communications Corp.                                                   2,900              53,534
       *   Intergraph Corp.                                                                    2,100              65,919
       *   Interland, Inc.                                                                       900               1,710
       *   Interlink Electronics, Inc.                                                           500               2,670
     * #   Intermix Media, Inc.                                                                  100                 593
           International Business Machines Corp.                                             104,000           7,857,200
       *   International Rectifier Corp.                                                       4,600             219,788
       *   Internet Security Systems, Inc.                                                     3,000              66,600
           Intersil Corp.                                                                      8,700             163,212
           Inter-Tel, Inc.                                                                     1,700              34,901
       *   Intervideo, Inc.                                                                      300               4,554
       *   Intervoice, Inc.                                                                    1,900              17,024
       *   Interwoven, Inc.                                                                    1,575              12,537
       *   Intevac, Inc.                                                                         500               5,205
       *   Intrado, Inc.                                                                         600               7,674
       *   Intuit, Inc.                                                                       11,200             484,064
       *   Iron Mountain, Inc.                                                                 8,725             250,408
       *   Iteris, Inc.                                                                          100                 263
       *   Itron, Inc.                                                                         1,500              61,665
       *   iVillage, Inc.                                                                      4,500              27,135
       *   Ixia                                                                                3,600              66,204
       *   IXYS Corp.                                                                          2,100              29,043
       *   j2 Global Communication, Inc.                                                       1,600              56,128
       *   Jabil Circuit, Inc.                                                                13,700             400,451
       *   JDA Software Group, Inc.                                                            1,300              16,796
       *   JDS Uniphase Corp.                                                                 79,000             120,870
       *   Juniper Networks, Inc.                                                             36,288             930,424
       *   Jupitermedia Corp.                                                                  2,000              36,500
       *   Keane, Inc.                                                                         3,800              50,996
           Keithley Instruments, Inc.                                                            700              10,311
       *   Kemet Corp.                                                                         4,000              28,000
       *   Kintera, Inc.                                                                         200                 618
           KLA-Tencor Corp.                                                                   13,100             594,871
       *   Komag, Inc.                                                                         1,800              51,930
       *   Kopin Corp.                                                                         4,300              16,555
       *   Kronos, Inc.                                                                        1,850              83,546

       *   Kulicke & Soffa Industries, Inc.                                                    3,000              17,430
       *   Lam Research Corp.                                                                  8,900             273,052
           Landauer, Inc.                                                                        500              24,425
       *   LaserCard Corp.                                                                       500               3,000
       *   Lattice Semiconductor Corp.                                                         3,900              16,458
       *   Lawson Software, Inc.                                                               6,102              36,124
       *   LeCroy Corp.                                                                          500               8,230
     * #   Lexar Media, Inc.                                                                   4,900              24,598
       *   Lexmark International, Inc.                                                         5,200             355,888
       *   Lightbridge, Inc.                                                                     900               5,652
           Linear Technology Corp.                                                            20,000             749,400
       *   Lionbridge Technologies, Inc.                                                       2,200              10,956
       *   Littlefuse, Inc.                                                                    1,400              42,112
       *   LogicVision, Inc.                                                                      99                 178
       *   LoJack Corp.                                                                          900              13,266
       *   LSI Logic Corp.                                                                    24,700             181,792
       *   LTX Corp.                                                                           3,500              16,765
       *   Lucent Technologies, Inc.                                                         225,500             633,655
       *   Macromedia, Inc.                                                                    4,100             181,302
       *   Macrovision Corp.                                                                   3,200              67,232
       *   Magma Design Automation, Inc.                                                       2,200              17,534
       *   Manhattan Associates, Inc.                                                          1,200              25,488
       *   Manugistic Group, Inc.                                                                500                 900
       *   Mapinfo Corp.                                                                       1,200              14,952
       *   MatrixOne, Inc.                                                                     3,100              14,167
           Maxim Integrated Products, Inc.                                                    21,300             839,220
           Maximus, Inc.                                                                       1,300              44,577
       *   Maxtor Corp.                                                                       15,000              82,350
       *   Maxwell Technologies, Inc.                                                            500               5,140
       *   McAfee, Inc.                                                                       10,000             286,800
       *   McDATA Corp.                                                                        2,700              10,287
       *   Mechanical Technology, Inc.                                                           100                 357
       *   MedQuist, Inc.                                                                      1,600              20,816
       *   MEMC Electronic Materials, Inc.                                                    12,000             164,400
       *   Mentor Graphics Corp.                                                               4,700              48,316
       *   Mercury Interactive Corp.                                                           5,200             234,624
       *   Merix Corp.                                                                           400               2,900
       *   MetaSolv, Inc.                                                                      1,500               3,105
       *   Metrologic Instruments, Inc.                                                        1,500              20,790
       *   Micrel, Inc.                                                                        5,100              59,160
       *   Micro Linear Corp.                                                                    200               1,170
           Microchip Technology, Inc.                                                         13,050             386,802
       *   Micromuse, Inc.                                                                     2,400              15,072
       *   Micron Technology, Inc.                                                            39,000             428,220
       *   Micros Systems, Inc.                                                                2,200              98,956
       *   Microsemi Corp.                                                                     3,400              70,142
           Microsoft Corp.                                                                   664,800          17,151,840
       *   MicroStrategy, Inc.                                                                 1,000              55,700
       *   Microtune, Inc.                                                                     1,984               8,769
     * #   Midway Games, Inc.                                                                  4,800              42,480
     * #   Mindspeed Technologies, Inc.                                                        4,700               6,721
       *   MIPS Technologies, Inc.                                                             2,600              22,412
       *   MKS Instruments, Inc.                                                               2,100              35,070
       *   Mobility Electronics, Inc.                                                          1,100               9,680
       *   Moldflow Corp.                                                                        500               6,600

           Molex, Inc.                                                                         5,000             132,450
       *   Monolithic System Technology, Inc.                                                    121                 674
           Motorola, Inc.                                                                    164,600           2,859,102
       *   MPS Group, Inc.                                                                     4,400              41,272
       *   MRO Software, Inc.                                                                  1,700              25,500
       *   MRV Communications, Inc.                                                            6,300              11,655
     * #   MSC.Software Corp.                                                                    900               9,257
           MTS Systems Corp.                                                                   1,400              44,674
       *   Mykrolis Corp.                                                                      2,206              29,759
       *   Nanometrics, Inc.                                                                     500               5,640
           National Instruments Corp.                                                          4,950             115,088
           National Semiconductor Corp.                                                       21,900             440,628
       *   NCR Corp.                                                                          12,000             439,560
       *   Neoforma, Inc.                                                                        700               4,795
       *   NeoMagic Corp.                                                                         20                   7
       *   Neoware Systems, Inc.                                                                 500               5,060
       *   Net2Phone, Inc.                                                                       800               1,280
       *   NETGEAR, Inc.                                                                       1,000              19,670
       *   NetIQ Corp.                                                                         2,600              28,704
       *   Netopia, Inc.                                                                         500               1,673
       *   NetRatings, Inc.                                                                    1,323              18,019
       *   Netscout System, Inc.                                                                 900               5,544
       *   Network Appliance, Inc.                                                            20,900             601,084
       *   Network Engines, Inc.                                                                 600               1,020
       *   Network Equipment Technologies, Inc.                                                1,000               5,590
       *   Newport Corp.                                                                       2,000              28,100
       *   NIC, Inc.                                                                           3,400              14,926
       *   Niku Corp.                                                                            600               9,024
       *   NMS Communications Corp.                                                            2,600               8,450
       *   Novatel Wireless, Inc.                                                              1,900              23,693
       *   Novell, Inc.                                                                       25,400             148,590
       *   Novellus Systems, Inc.                                                              9,463             252,189
       *   Nu Horizons Electronics Corp.                                                         100                 588
       *   Nvidia Corp.                                                                       10,600             288,214
       *   NYFIX, Inc.                                                                           800               4,040
     * #   OmniVision Technologies, Inc.                                                       3,500              55,370
       *   ON Semiconductor Corp.                                                              9,000              40,500
       *   Online Resources Corp.                                                                600               5,844
       *   ONYX Software Corp.                                                                   300               1,005
       *   Openwave Systems, Inc.                                                              3,533              54,938
       *   Opsware, Inc.                                                                       5,000              24,850
       *   Optical Communication Products, Inc.                                                  700               1,253
       *   Oracle Corp.                                                                      290,550           3,724,851
       *   OSI Systems, Inc.                                                                     200               2,980
       *   Overland Storage, Inc.                                                                500               4,845
       *   Packeteer, Inc.                                                                     2,000              23,740
     * #   PalmOne, Inc.                                                                       3,000              85,260
       *   PalmSource, Inc.                                                                      709               7,111
       *   Paradyne Networks Corp.                                                               858               1,690
       *   Parametric Technology Corp.                                                        15,850              95,417
           Park Electrochemical Corp.                                                          1,300              30,160
     * #   Parkervision, Inc.                                                                    600               2,700
       *   Paxar Corp.                                                                         2,200              38,764
           Paychex, Inc.                                                                      22,200             641,136
       *   PC Connection, Inc.                                                                 1,100               5,621

       *   PC-Tel, Inc.                                                                          500               3,655
       *   PDF Solutions, Inc.                                                                 1,400              16,436
       *   PEC Solutions, Inc.                                                                 1,900              29,469
       *   Pegasus Solutions, Inc.                                                               200               2,152
       *   Pegasystems, Inc.                                                                   1,500               8,955
       *   Perot Systems Corp.                                                                 7,600              98,192
       *   Phoenix Technologies, Ltd.                                                            100                 812
       *   Photon Dynamics, Inc.                                                               1,100              21,241
       *   Photronics, Inc.                                                                    2,100              48,363
       *   Pinnacle Systems, Inc.                                                              3,700              21,867
       *   Pixelworks, Inc.                                                                    1,000               8,570
       *   Planar Systems, Inc.                                                                  500               4,020
           Plantronics, Inc.                                                                   3,100             106,702
       *   PLATO Learning, Inc.                                                                  600               4,584
       *   Plexus Corp.                                                                        1,900              26,125
       *   PLX Technology, Inc.                                                                1,600              12,192
       *   PMC-Sierra, Inc.                                                                   10,500              92,085
       *   Polycom, Inc.                                                                         400               6,844
       *   Portal Software, Inc.                                                               1,000               1,970
       *   Power Intergrations, Inc.                                                           1,800              42,876
       *   Powerwave Technologies, Inc.                                                        1,300              11,869
       *   Presstek, Inc.                                                                      1,900              16,226
       *   Progress Software Corp.                                                             2,200              64,174
           QAD, Inc.                                                                           1,700              11,934
       *   QLogic Corp.                                                                        5,600             179,312
           Qualcomm, Inc.                                                                    107,600           4,009,176
           Quality Systems, Inc.                                                               1,200              72,156
       *   Quantum Corp.                                                                       7,400              19,240
       *   Quest Software, Inc.                                                                6,000              79,350
       *   QuickLogic Corp.                                                                      900               3,933
       *   Quovadx, Inc.                                                                         439               1,194
       *   Radiant Systems, Inc.                                                               1,600              16,736
       *   RadiSys Corp.                                                                       1,260              20,374
       *   Raindance Communictions, Inc.                                                         200                 410
       *   Rambus, Inc.                                                                        5,700              87,381
       *   RealNetworks, Inc.                                                                 10,300              52,633
       *   Red Hat, Inc.                                                                      10,800             136,512
       *   Redback Networks, Inc.                                                              2,400              13,680
       *   REMEC, Inc.                                                                         1,627              10,174
           Renaissance Learning, Inc.                                                          1,687              33,352
           Reynolds & Reynolds Co.                                                             3,700             100,973
       *   RF Micro Devices, Inc.                                                             10,800              50,220
       *   RF Monolithics, Inc.                                                                  300               1,890
           Richardson Electronics, Ltd.                                                          400               3,560
       *   Riverstone Networks, Inc.                                                           1,800               1,265
       *   Rofin-Sinar Technologies, Inc.                                                        500              16,150
       *   Rogers Corp.                                                                        1,000              41,390
       *   RSA Security, Inc.                                                                  4,400              54,120
       *   Rudolph Technologies, Inc.                                                            900              12,978
       *   S1 Corp.                                                                            4,300              19,264
           Sabre Holdings Corp.                                                                8,200             164,574
       *   Safeguard Scientifics, Inc.                                                         2,000               1,980
       *   SafeNet, Inc.                                                                         987              31,012
       *   Sandisk Corp.                                                                      12,198             318,246
       *   Sanmina-SCI Corp.                                                                  31,700             162,621

       *   Sapient Corp.                                                                       6,600              55,440
       *   SBS Technologies, Inc.                                                                500               4,855
       *   ScanSoft, Inc.                                                                      4,130              16,768
       *   ScanSource, Inc.                                                                      900              44,181
           Scientific-Atlanta, Inc.                                                           10,800             359,640
       *   SCM Microsystems, Inc.                                                                400               1,188
       *   Seachange International, Inc.                                                       1,600              12,640
       *   Secure Computing Corp.                                                                900              10,098
       *   SeeBeyond Technology Corp.                                                          4,600              13,708
       *   Selectica, Inc.                                                                       600               1,902
       *   Semitool, Inc.                                                                      1,700              14,909
       *   Semtech Corp.                                                                       4,300              78,432
       *   Serena Software, Inc.                                                               2,600              50,882
       *   Siebel Systems, Inc.                                                               35,189             324,443
     * #   Sigma Designs, Inc.                                                                   500               3,950
       *   Silicon Image, Inc.                                                                 3,900              45,786
       *   Silicon Laboratories, Inc.                                                          2,000              55,460
       *   Silicon Storage Technology, Inc.                                                    4,900              16,856
       *   SimpleTech, Inc.                                                                    2,327               8,145
       *   Skyworks Solutions, Inc.                                                            8,500              53,805
       *   SM&A                                                                                  500               4,380
       *   Solectron Corp.                                                                    62,200             227,030
       *   SonicWALL, Inc.                                                                     3,100              19,158
       *   Sonus Networks, Inc.                                                                3,200              14,240
           SpectraLink Corp.                                                                   1,000              11,520
       *   SPSS, Inc.                                                                            600              10,488
       *   SRA International, Inc.                                                             2,200              74,690
       *   SRS Labs, Inc.                                                                        600               3,365
           SS&C Technologies, Inc.                                                             1,700              50,830
       *   Standard Microsystems Corp.                                                           300               4,878
           StarTek, Inc.                                                                         600               8,370
     * #   STATS ChipPAC, Ltd.                                                                 1,392              10,050
       *   Stellent, Inc.                                                                        500               3,785
       *   Storage Technology Corp.                                                            7,400             238,872
       *   Stratasys, Inc.                                                                       800              25,888
       *   Stratex Networks, Inc.                                                              1,800               3,150
       *   Sun Microsystems, Inc.                                                            225,900             860,679
       *   Sungard Data Systems, Inc.                                                         18,000             624,780
       *   Supertex, Inc.                                                                        600              10,434
       *   SupportSoft, Inc.                                                                   2,400              12,432
       *   Sybase, Inc.                                                                        5,000             102,000
       *   Sycamore Networks, Inc.                                                            11,858              40,080
       *   Sykes Enterprises, Inc.                                                             1,700              14,076
       *   Symantec Corp.                                                                     42,600             963,186
           Symbol Technologies, Inc.                                                          16,400             188,764
       *   Symmetricom, Inc.                                                                   2,800              31,584
       *   Synaptics, Inc.                                                                     1,500              28,845
       *   Synopsys, Inc.                                                                      7,396             133,646
       *   Synplicity, Inc.                                                                      700               4,270
           Syntel, Inc.                                                                        2,100              32,886
       *   Take-Two Interactive Software, Inc.                                                 4,700             121,072
           TALX Corp.                                                                          1,500              41,880
       *   Taser International, Inc.                                                             600               6,804
       *   Tech Data Corp.                                                                     3,600             129,240
           Technitrol, Inc.                                                                    1,600              21,008

       *   Tekelec                                                                             3,900              53,079
           Tektronix, Inc.                                                                     5,645             127,972
       *   TeleCommunication Systems, Inc.                                                     1,100               2,827
     * #   Telkonet, Inc.                                                                      2,200               9,240
       *   Tellabs, Inc.                                                                      28,115             231,105
       *   Telular Corp.                                                                         300               1,170
       *   Teradyne, Inc.                                                                     12,500             162,625
       *   Terayon Communication Systems, Inc.                                                 3,600              11,412
       *   Terremark Worldwide, Inc.                                                           7,600              52,288
           Texas Instruments, Inc.                                                           113,800           3,145,432
       *   Therma-Wave, Inc.                                                                     700               1,092
       *   TheStreet.com, Inc.                                                                   610               1,891
       *   THQ, Inc.                                                                           2,400              66,936
       *   TIBCO Software, Inc.                                                               13,700              86,858
       *   Tier Technologies, Inc. Class B                                                       500               4,420
       *   Titan Corp.                                                                         5,200             114,400
           Total System Services, Inc.                                                        13,000             316,550
       *   Transaction Systems Architects, Inc.                                                2,100              47,838
       *   Trident Microsystems, Inc.                                                          1,400              29,652
       *   Trimble Navigation, Ltd.                                                            3,295             130,844
       *   Triquint Semiconductor, Inc.                                                        2,800               9,492
       *   TTM Technologies, Inc.                                                              2,700              21,438
       *   Tumbleweed Communications Corp.                                                     1,400               3,080
       *   Tut Systems, Inc.                                                                     700               2,114
       *   Tyler Technologies, Inc.                                                            2,400              15,624
       *   Ulticom, Inc.                                                                       2,500              23,000
       *   Ultimate Software Group, Inc.                                                       1,200              19,104
       *   Ultratech, Inc.                                                                     1,700              29,801
       *   Unisys Corp.                                                                       21,400             154,936
           United Online, Inc.                                                                 3,650              47,231
       *   Universal Display Corp.                                                             1,700              15,980
       *   Unova, Inc.                                                                         3,800              78,204
       *   VA Software Corp.                                                                       2                   3
       *   ValueClick, Inc.                                                                    5,100              54,672
       *   Varian Semiconductor Equipment Associates, Inc.                                     2,400              97,392
       *   Veeco Instruments, Inc.                                                             1,900              28,633
     * #   Verilink Corp.                                                                        500                 795
       *   Verint Systems, Inc.                                                                1,700              59,500
       *   VeriSign, Inc.                                                                     15,500             501,425
       *   Veritas Software Corp.                                                             23,100             574,497
       *   Verity, Inc.                                                                        1,500              12,795
       *   Viasat, Inc.                                                                        1,700              34,493
       *   Viewpoint Corp.                                                                       900               1,305
       *   Vignette Corp.                                                                      2,600               3,016
     * #   Viisage Technology, Inc.                                                            2,600              11,128
       *   Virage Logic Corp.                                                                    200               2,208
       *   Vishay Intertechnology, Inc.                                                       14,212             183,335
       *   Vitesse Semiconductor, Inc.                                                        11,900              29,750
       *   Vitria Technology, Inc.                                                             1,100               3,520
       *   Vyyo, Inc.                                                                            500               3,090
       *   WatchGuard Technologies, Inc.                                                         600               2,178
       *   WebEx Communications, Inc.                                                          2,500              67,150
       *   webMethods, Inc.                                                                    2,300              11,569
       *   Websense, Inc.                                                                      1,300              69,823
       *   Westell Technologies, Inc.                                                          3,000              17,970

       *   Western Digital Corp.                                                              12,400             186,124
       *   White Electronics Designs Corp.                                                       400               1,996
       *   Wind River Systems, Inc.                                                            4,800              78,672
           Wireless Telecom Group, Inc.                                                          500               1,265
       *   Witness Systems, Inc.                                                               1,600              27,808
           Woodhead Industries, Inc.                                                             100               1,283
       *   Xerox Corp.                                                                        66,100             896,977
           Xilinx, Inc.                                                                       21,900             607,725
           X-Rite, Inc.                                                                        1,200              13,272
       *   Yahoo!, Inc.                                                                       78,000           2,901,600
       *   Zebra Technologies Corp. Class A                                                    4,350             185,658
     * #   Zhone Technologies, Inc.                                                            1,500               4,065
     * #   Zix Corp.                                                                             971               3,195
       *   Zoran Corp.                                                                         1,805              22,274
       *   Zygo Corp.                                                                            500               4,840
                                                                                                       -----------------
Total Information Technology
(Cost $114,164,926)                                                                                          128,397,268
                                                                                                       -----------------

Health Care -- (14.0%)
     * #   aaiPharma, Inc.                                                                       348                  97
           Abbott Laboratories                                                                87,200           4,206,528
       *   Abgenix, Inc.                                                                       5,400              38,880
       *   Abiomed, Inc.                                                                       1,100              10,307
     * #   Able Laboratories, Inc.                                                             1,000               4,270
     * #   Acacia Research-CombiMatrix                                                           461               1,328
       *   Accredo Health, Inc.                                                                2,850             127,737
       *   Adolor Corp.                                                                        2,400              22,944
       *   Advanced Medical Optics, Inc.                                                       3,481             134,409
       *   Advanced Neuromodulation Systems, Inc.                                              1,250              44,450
       *   Advancis Pharmaceutical Corp.                                                         100                 446
     * #   ADVENTRX Pharmaceuticals, Inc.                                                        900               1,926
           Aetna, Inc.                                                                        11,300             881,513
       *   Affymetrix, Inc.                                                                    3,600             192,564
       *   Air Methods Corp.                                                                     500               3,390
     * #   Aksys, Ltd.                                                                           900               2,700
       *   Albany Molecular Research, Inc.                                                     1,000              11,910
       *   Alexion Pharmaceuticals, Inc.                                                       1,600              36,400
       *   Align Technology, Inc.                                                              3,100              22,537
       *   Alkermes, Inc.                                                                      5,000              58,000
           Allergan, Inc.                                                                      7,900             610,749
       *   Alliance Imaging, Inc.                                                              2,600              26,078
       *   Allied Healthcare International, Inc.                                                 100                 692
       *   Allos Therapeutics, Inc.                                                              800               1,680
       *   Allscripts Healthcare Solutions, Inc.                                               2,300              37,628
           Alpharma, Inc. Class A                                                              1,500              19,305
       *   Amedisys, Inc.                                                                      1,000              30,210
       *   America Services Group, Inc.                                                          850              16,737
       *   American Healthways, Inc.                                                           1,900              74,613
       *   American Medical Systems Holdings, Inc.                                             3,900              77,844
       *   American Pharmaceutical Partners, Inc.                                              4,300             188,856
       *   American Retirement Corp.                                                           1,800              24,642
       *   AMERIGROUP Corp.                                                                    3,500             137,340
           AmerisourceBergen Corp.                                                             8,000             516,560
       *   Amgen, Inc.                                                                        80,158           5,016,288
       *   AMICAS, Inc.                                                                        1,600               6,816

       *   AMN Healthcare Services, Inc.                                                       1,900              27,436
       *   Amsurg Corp.                                                                        1,850              49,876
       *   Amylin Pharmaceuticals, Inc.                                                        5,200              83,096
           Analogic Corp.                                                                        700              29,743
       *   Andrx Corp.                                                                         4,800              95,904
       *   Anika Therapeutics, Inc.                                                              400               6,052
     * #   Antigenics, Inc.                                                                    2,600              17,420
     * #   Aphton Corp.                                                                        1,000                 690
           Applera Corp. - Applied Biosystems Group                                            7,300             156,293
       *   Applera Corp. - Celera Genomics Group                                               2,800              27,776
       *   Apria Healthcare Group, Inc.                                                        3,200             100,800
       *   Arena Pharmaceuticals, Inc.                                                         1,100               7,535
       *   Ariad Pharmaceuticals, Inc.                                                         2,900              17,487
       *   Array BioPharma, Inc.                                                               2,300              14,352
           Arrow International, Inc.                                                           2,700              91,260
       *   Arthrocare Corp.                                                                    1,000              32,240
       *   Aspect Medical Systems, Inc.                                                        1,200              38,592
     * #   AtheroGenics, Inc.                                                                  1,500              21,375
       *   ATS Medical, Inc.                                                                     300                 975
       *   AVANIR Pharmaceuticals Class A                                                      5,200              12,896
       *   Avant Immunotherapeutics, Inc.                                                        566                 804
       *   AVI BioPharma, Inc.                                                                   800               1,888
       *   Avigen, Inc.                                                                          200                 598
           Bard (C.R.), Inc.                                                                   7,200             491,400
       *   Barr Laboratories, Inc.                                                             6,525             331,601
           Bausch & Lomb, Inc.                                                                 3,700             288,933
           Baxter International, Inc.                                                         34,500           1,273,050
           Beckman Coulter, Inc.                                                               4,200             294,252
           Becton Dickinson & Co.                                                             16,200             930,690
       *   Bentley Pharmaceuticals, Inc.                                                       1,000              10,890
       *   Beverly Enterprises, Inc.                                                           5,700              70,509
       *   BioCryst Pharmaceuticals, Inc.                                                        897               4,180
       *   Bioenvision, Inc.                                                                   1,900              12,388
       *   Biogen Idec, Inc.                                                                  23,755             928,821
       #   BioLase Technology, Inc.                                                            1,000               7,060
       *   BioMarin Pharmaceutical, Inc.                                                       2,200              14,960
           Biomet, Inc.                                                                       17,500             659,575
       *   Bio-Rad Laboratories, Inc. Class A                                                    200              10,776
       *   BioSante Pharmaceuticals, Inc.                                                        400               1,480
       *   BioScrip, Inc.                                                                        845               4,419
       *   Biosite, Inc.                                                                       1,200              65,652
       *   Biosource International, Inc.                                                         100               1,016
       *   BioSphere Medical, Inc.                                                               300               1,413
       *   Bone Care International, Inc.                                                       1,500              49,110
       *   Boston Scientific Corp.                                                            49,400           1,338,246
     * #   Bradley Pharmaceuticals, Inc.                                                         900               9,009
           Bristol-Myers Squibb Co.                                                           97,200           2,464,992
       *   Bruker BioSciences Corp.                                                            4,210              17,682
       *   Caliper Life Sciences, Inc.                                                           900               5,544
       *   CancerVax Corp.                                                                       200                 596
       *   Candela Corp.                                                                         758               7,754
       *   Cantel Medical Corp.                                                                1,150              35,305
       *   Caraco Pharmaceutical Laboratories, Ltd.                                              100                 718
       *   Cardiac Sciences, Inc.                                                              1,600               1,568
           Cardinal Health, Inc.                                                              29,182           1,690,513

       *   CardioDynamics International Corp.                                                  1,500               3,330
       *   Caremark Rx, Inc.                                                                  30,898           1,379,905
       *   Celgene Corp.                                                                       9,900             419,166
     * #   Cell Genesys, Inc.                                                                  2,495              14,496
     * #   Cell Therapeutics, Inc.                                                             2,000               5,940
       *   Centene Corp.                                                                       2,700              86,805
       *   Cephalon, Inc.                                                                      1,840              78,053
       *   Cepheid, Inc.                                                                       2,300              20,930
     * #   Cerner Corp.                                                                        2,400             156,840
       *   Cerus Corp.                                                                           500               2,045
       *   Charles River Laboratories International, Inc.                                      4,620             222,176
           Chemed Corp.                                                                        1,600              67,648
       *   Chiron Corp.                                                                       13,000             488,020
       *   Cholestech Corp.                                                                      400               3,660
           Cigna Corp.                                                                         9,500             923,875
       *   Closure Medical Corp.                                                                 800              21,576
           CNS, Inc.                                                                             900              18,900
       *   Collagenex Pharmaceuticals, Inc.                                                      400               1,972
       *   Columbia Laboratories, Inc.                                                           100                 260
       *   Community Health Systems, Inc.                                                      6,100             221,857
       *   Compex Technologies, Inc.                                                             400               1,504
           Computer Programs & Systems, Inc.                                                     600              20,328
       *   Conceptus, Inc.                                                                     1,000               5,330
       *   Conmed Corp.                                                                        2,100              65,814
       *   Connetics Corp.                                                                     2,100              46,767
           Cooper Companies, Inc.                                                              3,165             209,048
       *   Corgentech, Inc.                                                                      200                 480
       *   Corixa Corp.                                                                        2,000               8,500
       *   Cotherix, Inc.                                                                        100                 910
       *   Covance, Inc.                                                                       4,100             179,006
       *   Coventry Health Care, Inc.                                                          6,705             466,802
       *   Critical Therapeutics, Inc.                                                           300               1,758
       *   Criticare Systems, Inc.                                                               100                 464
       *   Cross Country Healthcare, Inc.                                                      1,600              27,120
     * #   CryoLife, Inc.                                                                        200               1,450
       *   Cubist Pharmaceuticals, Inc.                                                        3,000              30,030
       *   Curative Health Services, Inc.                                                        200                 514
       *   Curis, Inc.                                                                         1,600               6,336
       *   CV Therapeutics, Inc.                                                               2,100              42,462
       *   Cyberonics, Inc.                                                                    1,400              51,086
       *   Cypress Bioscience, Inc.                                                            1,800              21,870
     * #   Cytogen Corp.                                                                         200               1,084
       *   Cytyc Corp.                                                                         4,200              98,322
           D&K Healthcare Resources, Inc.                                                        500               4,080
           Dade Behring Holdings, Inc.                                                         3,000             200,550
           Datascope Corp.                                                                     1,300              39,572
       *   DaVita, Inc.                                                                        5,950             274,057
     * #   Dendreon Corp.                                                                      3,366              17,806
       *   Dendrite International, Inc.                                                        2,600              40,300
           Dentsply International, Inc.                                                        5,650             322,333
       *   DepoMed, Inc.                                                                       1,003               4,433
           Diagnostic Products Corp.                                                           1,800              78,372
       *   Digene Corp.                                                                        1,200              30,192
     * #   Digital Angel Corp.                                                                 1,300               5,096
       *   Discovery Laboratories, Inc.                                                        2,500              17,625

       *   Diversa Corp.                                                                       2,700              13,500
       *   DJ Orthopedics, Inc.                                                                1,600              44,400
       *   DOV Pharmaceutical, Inc.                                                            1,200              18,120
     * #   Durect Corp.                                                                          100                 359
       *   DUSA Pharmaceuticals, Inc.                                                            600               6,714
       *   Dyax Corp.                                                                          1,400               6,510
     * #   Dynacq Healthcare, Inc.                                                               500               2,355
       *   Edwards Lifesciences Corp.                                                          3,200             146,272
           Eli Lilly & Co.                                                                    63,100           3,678,730
     * #   Elite Pharmaceuticals, Inc.                                                           400               1,200
       *   Emisphere Technologies, Inc.                                                          700               2,716
       *   Encore Medical Corp.                                                                3,100              15,748
       *   Encysive Pharmaceuticals, Inc.                                                      3,500              35,700
       *   Endologix, Inc.                                                                       800               3,480
       *   Entremed, Inc.                                                                        300                 801
       *   Enzo Biochem, Inc.                                                                  2,206              33,686
       *   Eon Labs, Inc.                                                                      4,700             144,008
       *   EPIX Pharmaceuticals, Inc.                                                          1,200               9,516
       *   eResearch Technology, Inc.                                                          2,550              31,212
       *   Exact Sciences Corp.                                                                  900               2,610
       *   Exelixis, Inc.                                                                      4,400              30,888
       *   Express Scripts, Inc.                                                               4,700             434,233
       *   First Horizon Pharmaceutical Corp.                                                  2,300              43,240
       *   Fisher Scientific International, Inc.                                               8,148             508,924
       *   Forest Laboratories, Inc.                                                          22,100             852,618
       *   Genaissance Pharmaceuticals, Inc.                                                      65                  59
       *   Gene Logic, Inc.                                                                      500               1,685
       *   Genentech, Inc.                                                                    61,700           4,889,725
       *   Genesis HealthCare Corp.                                                              950              41,316
       *   Gen-Probe, Inc.                                                                     1,000              38,860
       *   Gentiva Health Services, Inc.                                                         200               3,178
       *   Genzyme Corp.                                                                      16,068           1,002,483
     * #   Geron Corp.                                                                         3,400              27,200
       *   Gilead Sciences, Inc.                                                              26,400           1,077,120
       *   GTC Biotherapeutics, Inc.                                                             100                 134
           Guidant Corp.                                                                      17,800           1,315,242
       *   Guilford Pharmaceuticals, Inc.                                                      1,300               3,276
       *   Haemonetics Corp.                                                                   1,600              65,120
       *   Hanger Orthopedic Group, Inc.                                                       1,000               5,100
       *   Harvard Bioscience, Inc.                                                            1,000               3,220
           HCA, Inc.                                                                          31,194           1,684,476
           Health Management Associates, Inc.                                                 17,200             433,784
       *   Health Net, Inc.                                                                    8,300             284,109
       *   HealthExtras, Inc.                                                                  2,200              37,708
       *   HealthTronics Surgical Services, Inc.                                               2,200              27,918
     * #   Hemispherx Biopharma, Inc.                                                            102                 163
           Hillenbrand Indutries, Inc.                                                         3,700             186,702
       *   Hi-Tech Pharmacal, Inc.                                                               500              15,030
       *   HMS Holdings Corp.                                                                    500               3,100
     * #   Hollis-Eden Pharmaceuticals, Inc.                                                     500               4,245
       *   Hologic, Inc.                                                                       1,200              44,172
           Hooper Holmes, Inc.                                                                 2,500              10,000
       *   Hospira, Inc.                                                                       7,420             282,554
       *   Human Genome Sciences, Inc.                                                         8,500              95,880
       *   Humana, Inc.                                                                       11,700             425,412

       *   ICOS Corp.                                                                          3,400              73,440
       *   ICU Medical, Inc.                                                                     850              28,025
       *   IDEXX Laboratories, Inc.                                                            2,300             132,779
       *   IDX Systems Corp.                                                                   2,000              63,800
       *   I-Flow Corp.                                                                        1,200              19,608
       *   Illumina, Inc.                                                                      2,100              22,050
       *   ImClone Systems, Inc.                                                               1,200              39,768
     * #   Immtech International, Inc.                                                           500               6,360
       *   Immucor, Inc.                                                                       2,637              88,340
       *   ImmunoGen, Inc.                                                                     2,300              13,708
     * #   Immunomedics, Inc.                                                                  1,400               2,520
       *   Impath, Inc.                                                                        1,000               4,440
       *   Impax Laboratoroes, Inc.                                                            2,900              47,560
     * #   Implant Sciences Corp.                                                                200                 568
           IMS Health, Inc.                                                                   15,100             370,705
       *   Incyte Corp.                                                                        3,888              29,665
     * #   Insmed, Inc.                                                                          200                 254
       *   Inspire Pharmaceuticals, Inc.                                                       2,800              18,200
       *   Integra LifeSciences Holdings                                                       1,900              63,498
       *   Intermagnetics General Corp.                                                        1,800              51,966
       *   InterMune, Inc.                                                                     1,800              21,618
     * #   Introgen Therapeutics, Inc.                                                           100                 714
       *   Intuitive Surgical, Inc.                                                            2,000              99,000
           Invacare Corp.                                                                      2,100              93,681
       *   Invitrogen Corp.                                                                    3,700             293,521
       *   IRIS International, Inc.                                                              800              15,288
       *   Isis Pharmaceuticals, Inc.                                                          1,000               3,660
     * #   Isolagen, Inc.                                                                      1,000               4,070
       *   Ista Pharmaceuticals, Inc.                                                            800               6,336
       *   IVAX Corp.                                                                         16,925             332,576
           Johnson & Johnson                                                                 172,900          11,601,590
       *   Kendle International, Inc.                                                            100               1,153
     * #   Kensey Nash Corp.                                                                     800              21,760
       *   Keryx Biopharmaceuticals, Inc.                                                      1,400              17,136
       *   Kindred Healthcare, Inc.                                                            2,600             100,308
       *   Kinetic Concepts, Inc.                                                              2,500             160,625
       *   King Pharmaceuticals, Inc.                                                         12,900             122,034
       *   Kos Pharmaceuticals, Inc.                                                           2,400             138,552
       *   Kosan Biosciences, Inc.                                                             1,060               5,014
       *   K-V Pharmaceutical Co. Class A                                                      2,050              40,795
       *   Kyphon, Inc.                                                                        2,500              71,725
       *   LabOne, Inc.                                                                        1,400              53,956
       *   Laboratory Corp. of America Holdings                                                9,300             450,585
       *   Lannet Co., Inc.                                                                      850               4,250
       *   Laserscope                                                                          1,300              44,759
           LCA-Vision, Inc.                                                                    1,450              64,061
       *   Lexicon Genetics, Inc.                                                              4,000              19,360
       *   Lifecell Corp.                                                                      1,600              21,216
       *   Lifecore Biomedical, Inc.                                                             500               6,380
       *   LifePoint Hospitals, Inc.                                                             612              27,528
       *   Ligand Pharmaceuticals, Inc. Class B                                                3,800              22,192
       *   Lincare Holdings, Inc.                                                              6,572             288,905
     * #   Lipid Sciences, Inc.                                                                  800               4,224
       *   Luminex Corp.                                                                       1,734              17,271
       *   Magellan Health Services, Inc.                                                      1,700              55,199

           Manor Care, Inc.                                                                    5,500             213,730
       *   Martek Biosciences Corp.                                                            1,900              71,041
       *   Matria Healthcare, Inc.                                                             1,200              34,188
       *   Matrixx Initiatives, Inc.                                                             500               5,270
           Matthews International Corp. Class A                                                2,000              73,980
       *   Maxygen, Inc.                                                                       2,000              15,660
           McKesson Corp.                                                                     19,800             797,346
       *   Medarex, Inc.                                                                       6,000              45,480
       *   MedCath Corp.                                                                       1,300              33,683
       *   Medco Health Solutions, Inc.                                                       18,531             926,550
       *   Medical Action Industries, Inc.                                                       500               8,865
       *   Medical Staffing Network Holdings, Inc.                                             1,400               7,602
       #   Medicis Pharmaceutical Corp. Class A                                                3,500              98,630
       *   Medimmune, Inc.                                                                    14,122             372,821
           Medtronic, Inc.                                                                    82,300           4,423,625
           Mentor Corp.                                                                        2,400              98,184
           Merck & Co., Inc.                                                                  88,300           2,864,452
       *   Merge Technologies, Inc.                                                              600              10,440
           Meridian Bioscience, Inc.                                                             600              10,950
       *   Merit Medical Systems, Inc.                                                         1,611              23,569
       *   Metropolitan Health Networks, Inc.                                                  1,200               3,108
       *   MGI Pharma, Inc.                                                                    4,400             102,080
       *   Micro Therapeutics, Inc.                                                            1,700               6,800
       *   Microtek Medical Holdings, Inc.                                                     1,300               4,576
       *   Millennium Pharmaceuticals, Inc.                                                   20,400             170,748
       *   Millipore Corp.                                                                     3,000             154,470
       *   Molecular Devices Corp.                                                             1,000              19,320
       *   Molina Healthcare, Inc.                                                               100               4,280
           Mylan Laboratories, Inc.                                                            9,825             162,113
       *   Myogen, Inc.                                                                          100                 662
       *   Myriad Genetics, Inc.                                                               1,800              29,628
       *   Nabi Biopharmaceuticals                                                             3,700              45,473
     * #   Nanogen, Inc.                                                                       1,400               5,712
     * #   Nastech Pharmaceutical Co., Inc.                                                      800               9,720
           National Healthcare Corp.                                                             100               3,305
       *   National Medical Health Card Systems, Inc.                                            500              11,510
       *   Natus Medical, Inc.                                                                   600               6,060
           NDCHealth Corp.                                                                     2,300              38,548
       *   Nektar Therapeutics                                                                 5,600             102,368
       *   Neogen Corp.                                                                          100               1,456
       *   Neopharm, Inc.                                                                      1,401              13,744
       *   Neurocrine Biosciences, Inc.                                                        2,000              75,340
       *   NMT Medical, Inc.                                                                     200               1,750
       *   North American Scientific, Inc.                                                       600               1,800
       *   Northfield Laboratories, Inc.                                                       1,600              20,896
       *   NovaMed, Inc.                                                                         700               4,333
     * #   Novavax, Inc.                                                                          70                  96
       *   Noven Pharmaceuticals, Inc.                                                         1,400              25,200
       *   NPS Pharmaceuticals, Inc.                                                           1,100              12,727
       *   Nutraceutical International Corp.                                                     300               3,957
       *   Nuvelo, Inc.                                                                        1,545              11,464
     * #   OCA, Inc.                                                                           2,100               8,610
       *   Odyssey Healthcare, Inc.                                                            2,550              33,813
           Omnicare, Inc.                                                                      7,300             279,736
       *   Onyx Pharmaceuticals, Inc.                                                          2,000              49,980

           Option Care, Inc.                                                                   1,950              25,935
       *   OraSure Technologies, Inc.                                                          2,600              21,606
       *   Orchid Biosciences, Inc.                                                              800               7,776
       *   Orthologic Corp.                                                                    1,300               5,278
       *   Oscient Pharmaceutical Corp.                                                        2,100               3,465
       *   OSI Pharmaceuticals, Inc.                                                           3,300             122,661
       *   Osteotech, Inc.                                                                       100                 289
           Owens & Minor, Inc.                                                                 2,200              68,200
       *   Oxigene, Inc.                                                                         400               1,836
       *   PacifiCare Health Systems, Inc.                                                     6,400             402,112
       *   Pain Therapeutics, Inc.                                                             2,400              12,600
       *   PainCare Holdings, Inc.                                                             1,600               6,560
       *   Palomar Medical Technologies, Inc.                                                  1,000              22,850
       *   Par Pharmaceutical Companies, Inc.                                                    700              22,400
       *   Parexel International Corp.                                                         1,800              32,850
       *   Patterson Companies, Inc.                                                           8,000             363,120
       *   PDI, Inc.                                                                             800               9,600
       *   Pediatrix Medical Group, Inc.                                                       1,500             110,445
       *   Penwest Pharmaceuticals Co.                                                         1,200              14,496
           PerkinElmer, Inc.                                                                   7,800             149,214
           Perrigo Co.                                                                         4,367              67,863
       *   Per-Se Technologies, Inc.                                                           1,800              34,146
           Pfizer, Inc.                                                                      428,880          11,965,752
       *   Pharmaceutical Products Development Service, Inc.                                   3,500             169,330
       *   Pharmacopia Drug Discovery, Inc.                                                       78                 378
     * #   Pharmacyclics, Inc.                                                                    22                 176
       *   PhotoMedex, Inc.                                                                      300                 642
           PolyMedica Corp.                                                                    1,400              49,140
       *   Possis Medical, Inc.                                                                  700               7,371
       *   Pozen, Inc.                                                                           800               5,896
       *   Priority Healthcare Corp.                                                           1,800              41,184
       *   Progenics Pharmaceuticals, Inc.                                                     1,200              24,000
       *   Protein Design Labs, Inc.                                                           5,700             108,870
       *   PSS World Medical, Inc.                                                             3,800              44,612
       *   Psychiatric Solutions, Inc.                                                         1,200              49,140
       *   QLT, Inc.                                                                           1,000              10,370
           Quest Diagnostics, Inc.                                                             6,500             682,500
       *   Quidel Corp.                                                                          100                 438
       *   Quigley Corp.                                                                         500               4,425
       *   Quinton Cardiology Systems, Inc.                                                      500               3,995
       *   Radiation Therapy Services, Inc.                                                      200               4,140
       *   Radiologix, Inc.                                                                      700               2,751
       *   Regeneration Technologies, Inc.                                                     1,500              10,095
       *   Regeneron Pharmaceuticals, Inc.                                                     3,300              20,559
       *   RehabCare Group, Inc.                                                               1,300              36,127
       *   Renal Care Group, Inc.                                                              4,150             191,896
       *   Renovis, Inc.                                                                       1,300              17,225
       *   Repligen Corp.                                                                      1,700               3,893
       *   Res-Care, Inc.                                                                        500               6,665
       *   ResMed, Inc.                                                                        2,100             131,187
       *   Respironics, Inc.                                                                   2,325             155,403
       *   Rigel Pharmaceuticals, Inc.                                                           300               5,367
       *   Sangamo BioSciences, Inc.                                                             400               1,500
       *   Savient Pharmaceuticals, Inc.                                                       2,400               8,064
       *   Schein (Henry), Inc.                                                                5,700             229,653

           Schering-Plough Corp.                                                             100,200           1,953,900
       *   Sciclone Pharmaceuticals, Inc.                                                        500               1,245
       *   Seattle Genetics, Inc.                                                              1,000               4,830
     * #   Senesco Technologies, Inc.                                                            200                 436
       *   Sepracor, Inc.                                                                      5,700             346,332
       *   Serologicals Corp.                                                                  2,100              45,129
       *   SFBC International, Inc.                                                            1,150              40,262
       *   Sierra Health Services, Inc.                                                        1,800             118,926
     * #   Sirna Therapeutics, Inc.                                                            1,300               2,860
       *   Sonic Innovations, Inc.                                                               100                 435
       *   SonoSite, Inc.                                                                      1,500              46,050
     * #   Sonus Pharmaceuticals, Inc.                                                           400               1,296
       *   Specialty Laboratories, Inc.                                                        1,100               9,042
       *   Spectranetics Corp.                                                                   700               3,997
       *   Spectrum Pharmaceuticals, Inc.                                                        500               2,605
       *   St. Jude Medical, Inc.                                                             21,300             854,556
       *   Staar Surgical Co.                                                                    700               2,751
           Steris Corp.                                                                        5,000             121,000
       *   Strategic Diagnostics, Inc.                                                           100                 281
           Stryker Corp.                                                                      27,400           1,333,010
       *   Suncoast Naturals, Inc.                                                                21                   2
     * #   Sunrise Senior Living, Inc.                                                         1,000              52,150
       *   SuperGen, Inc.                                                                      2,800              14,084
       *   SurModics, Inc.                                                                     1,200              47,304
       *   Sybron Dental Specialties, Inc.                                                     2,400              88,968
       *   Symbion, Inc.                                                                         100               2,360
       *   Synovis Life Technologies, Inc.                                                       500               3,825
       *   Tanox, Inc.                                                                         2,800              27,720
       *   Techne Corp.                                                                        2,633             122,698
       *   Telik, Inc.                                                                         2,700              38,502
       *   Tenet Healthcare Corp.                                                             32,600             395,112
       *   The Medicines Co.                                                                   2,800              61,432
       *   Theragenics Corp.                                                                     667               2,288
       *   Thermo Electron Corp.                                                              10,300             271,096
       *   Third Wave Technologies, Inc.                                                         335               1,260
       *   Thoratec Corp.                                                                      3,100              46,314
       *   Titan Pharmaceuticals, Inc.                                                           900               1,935
     * #   Transkaryotic Therapies, Inc.                                                       1,900              64,581
       *   Triad Hospitals, Inc.                                                               5,200             263,744
       *   Trimeris, Inc.                                                                      1,200              12,180
       *   TriPath Imaging, Inc.                                                               2,000              17,180
       *   TriZetto Group, Inc.                                                                2,400              33,312
       *   U.S. Physical Therapy, Inc.                                                           600               9,618
       *   United Surgical Partners International, Inc.                                        2,000              96,280
       *   United Therapeutics Corp.                                                           1,300              64,948
           UnitedHealth Group, Inc.                                                           95,964           4,661,931
           Universal Health Services, Inc.                                                     3,700             216,191
       *   V.I. Technologies, Inc.                                                               100                 295
           Valeant Pharmaceuticals International                                               5,300             109,339
       *   Varian Medical Systems, Inc.                                                        8,200             308,402
       *   Varian, Inc.                                                                        2,400              89,280
     * #   Vascular Solutions, Inc.                                                              500               5,990
       *   Vaxgen, Inc.                                                                        1,000               9,940
       *   VCA Antech, Inc.                                                                    5,000             123,800
       *   Ventana Medical Systems, Inc.                                                       2,100              88,725

       *   Ventiv Health, Inc.                                                                 1,500              30,450
       *   Vertex Pharmaceuticals, Inc.                                                        4,400              61,248
       *   Viasys Healthcare, Inc.                                                               462              10,742
       *   Vical, Inc.                                                                           100                 380
       *   Vicuron Pharmaceuticals, Inc.                                                       3,400              56,032
       *   Virbac Corp.                                                                          100                 328
       *   Virologic, Inc.                                                                     3,140               8,572
     * #   ViroPharma, Inc.                                                                      500               2,175
     * #   Vital Images, Inc.                                                                    600              10,710
           Vital Signs, Inc.                                                                     900              37,953
       *   Vivus, Inc.                                                                         1,200               2,856
       *   Waters Corp.                                                                        6,900             268,065
       *   Watson Pharmaceuticals, Inc.                                                        7,300             219,438
       *   WebMD Corp.                                                                        20,800             196,144
       *   WellChoice, Inc.                                                                    6,100             348,310
       *   WellPoint, Inc.                                                                    22,245           2,958,585
           West Pharmaceutical Services, Inc.                                                  1,600              44,544
       *   Wilson Greatbatch Technologies, Inc.                                                1,400              33,656
       *   Wright Medical Group, Inc.                                                          2,100              57,834
           Wyeth                                                                              72,400           3,139,988
       *   Zila, Inc.                                                                          1,500               4,350
       *   Zimmer Holdings, Inc.                                                              15,200           1,164,016
       *   Zymogenetics, Inc.                                                                  3,400              59,194
                                                                                                       -----------------
Total Health Care
(Cost $95,582,173)                                                                                           112,308,020
                                                                                                       -----------------

Consumer Discretionary -- (14.0%)
       *   1-800 CONTACTS, Inc.                                                                  800              15,632
       *   1-800-FLOWERS.COM, Inc.                                                               166               1,230
       *   4Kids Entertainment, Inc.                                                           1,000              19,000
       *   99 Cents Only Stores                                                                4,000              48,480
       *   A.C. Moore Arts & Crafts, Inc.                                                      1,195              35,563
           Aaron Rents, Inc.                                                                   2,800              63,308
           Abercrombie & Fitch Co.                                                             5,600             321,048
       *   Acme Communications, Inc.                                                             400               1,584
           Action Performance Companies, Inc.                                                    400               3,724
       *   Advance Auto Parts, Inc.                                                            4,300             254,861
       *   Advanced Marketing Services, Inc.                                                     700               2,852
           Advo, Inc.                                                                          1,850              57,442
       *   Aeropostale, Inc.                                                                   3,200              87,200
       *   AFC Enterprises, Inc.                                                               1,200              30,600
       *   Aftermarket Technology Corp.                                                        1,400              21,476
           Aldila, Inc.                                                                          200               4,648
       *   Alliance Gaming Corp.                                                               3,300              42,867
       *   Alloy, Inc.                                                                         1,000               5,140
       *   Amazon.com, Inc.                                                                   23,200             823,832
           Ambassadors Group, Inc.                                                               600              21,690
           American Axle & Manufacturing Holdings, Inc.                                        3,500              72,450
           American Eagle Outfitters, Inc.                                                     9,600             271,680
           American Greetings Corp. Class A                                                    4,500             116,910
       *   America's Car-Mart, Inc.                                                            1,050              22,470
           Ameristar Casinos, Inc.                                                             1,600              82,144
       *   AnnTaylor Stores Corp.                                                              4,675             120,428
       *   Apollo Group, Inc. Class A                                                         10,250             804,625
           Applebees International, Inc.                                                       5,400             147,258

       *   Arbitron, Inc.                                                                        400              16,136
           Arctic Cat, Inc.                                                                      800              17,280
       *   Argosy Gaming Corp.                                                                 1,500              69,555
       *   Asbury Automotive Group, Inc.                                                       3,800              55,860
       *   Ashworth, Inc.                                                                        600               5,760
       *   Audiovox Corp. Class A                                                                800              11,704
       *   AutoNation, Inc.                                                                   16,300             325,837
       *   Autozone, Inc.                                                                      4,000             362,080
     * #   Avatar Holdings, Inc.                                                                 100               4,790
       *   Aztar Corp.                                                                         2,400              76,656
     * #   Bally Total Fitness Holding Corp.                                                   1,500               4,560
           Bandag, Inc.                                                                          400              18,512
       *   Barnes & Noble, Inc.                                                                4,800             181,680
       *   Barry (R.G.) Corp.                                                                    100                 450
       *   Beasley Broadcast Group, Inc.                                                         405               6,512
           Beazer Homes USA, Inc.                                                              2,700             144,342
       #   Bebe Stores, Inc.                                                                   3,800             146,338
       *   Bed Bath and Beyond, Inc.                                                          17,800             723,570
           Belo Corp. Class A                                                                  5,500             135,190
           Best Buy Co., Inc.                                                                 20,500           1,115,815
       *   Big Lots, Inc.                                                                      5,200              65,832
       *   BJ's Restaurants, Inc.                                                              1,100              20,240
           Black & Decker Corp.                                                                5,200             454,064
           Blair Corp.                                                                           200               7,810
       #   Blockbuster, Inc. Class A                                                           8,100              73,953
           Blockbuster, Inc. Class B                                                           4,600              39,330
       *   Blount International, Inc.                                                          1,700              30,022
       *   Bluegreen Corp.                                                                     1,400              23,604
           Blyth, Inc.                                                                         2,600              73,684
           Bob Evans Farms, Inc.                                                               1,100              25,740
       *   Bombay Co., Inc.                                                                    1,100               5,863
           Bon-Ton Stores, Inc.                                                                  600              10,842
           Borders Group, Inc.                                                                 4,400             111,276
           BorgWarner, Inc.                                                                    4,100             219,186
           Boyd Gaming Corp.                                                                   5,900             311,874
       *   Boyds Collection, Ltd.                                                              3,200               7,008
     * #   Brillian Corp.                                                                         25                  78
       *   Brinker International, Inc.                                                         5,800             218,196
       *   Brookstone, Inc.                                                                    1,125              22,657
           Brown Shoe Company, Inc.                                                              900              31,590
           Brunswick Corp.                                                                     7,800             335,712
           Buckle, Inc.                                                                          300              11,838
           Building Materials Holding Corp.                                                      800              49,624
           Burlington Coat Factory Warehouse Corp.                                             1,700              56,355
       *   Cablevision Systems New York Group Class A                                         11,900             304,402
       *   Cache, Inc.                                                                           665               8,698
       *   Caesars Entertainment, Inc.                                                        17,200             370,660
       *   California Pizza Kitchen, Inc.                                                      1,200              28,800
           Callaway Golf Co.                                                                   2,800              32,732
       *   Candie's, Inc.                                                                        800               4,248
       *   Capital Pacific Holdings, Inc.                                                        100                 412
       *   Career Education Corp.                                                              6,400             221,888
       *   CarMax, Inc.                                                                        6,399             163,366
           Carmike Cinemas, Inc.                                                                 900              29,439
       *   Carter's, Inc.                                                                        200               9,330

       *   Casual Male Retail Group, Inc.                                                      1,900              13,395
           Catalina Marketing Corp.                                                            3,200              76,800
           Cato Corp. Class A                                                                    900              25,974
       *   Cavalier Homes, Inc.                                                                  600               2,190
       *   Cavco Industries, Inc.                                                                300               8,073
           CBRL Group, Inc.                                                                    3,000             122,160
       *   CEC Entertainment, Inc.                                                             2,300              93,265
           Centex Corp.                                                                        8,500             556,580
       *   Champion Enterprises, Inc.                                                            900               8,757
       *   Champps Entertainment, Inc.                                                           500               4,025
       *   Charles and Colvard, Ltd.                                                             800              16,176
       *   Charlotte Russe Holding, Inc.                                                       1,000              11,950
       *   Charming Shoppes, Inc.                                                              5,400              48,762
     * #   Charter Communications, Inc.                                                        5,525               6,298
       *   Checkers Drive-In Restaurants, Inc.                                                   100               1,439
       *   Cheesecake Factory, Inc.                                                            4,800             169,488
       *   Chicos FAS, Inc.                                                                   10,500             359,205
           Choice Hotels International, Inc.                                                   1,700             111,520
           Christopher & Banks Corp.                                                           1,950              35,685
       *   Chromcraft Revington, Inc.                                                            100               1,200
           Circuit City Stores, Inc.                                                          10,200             167,178
       *   Citadel Broadcasting Co.                                                            3,700              43,919
           CKE Restaurants, Inc.                                                               3,100              51,150
           Claire's Stores, Inc.                                                               5,900             139,122
           Clear Channel Communications, Inc.                                                 29,935             875,000
       *   Coach, Inc.                                                                        23,300             676,632
           Coachmen Industries, Inc.                                                             500               6,125
       *   Coldwater Creek, Inc.                                                               2,830              63,590
       #   Collegiate Pacific, Inc.                                                              200               1,764
     * #   Collins & Aikman Corp.                                                              3,600                 409
       *   Columbia Sportswear Co.                                                             3,000             135,360
       *   Comcast Corp. Class A                                                              98,224           3,162,813
       *   Comcast Corp. Special Class A Non-Voting                                           55,700           1,762,348
       *   Concord Camera Corp.                                                                  900               1,170
       *   Conn's, Inc.                                                                          100               1,909
           Cooper Tire & Rubber Co.                                                            2,400              45,696
       *   Corinthian Colleges, Inc.                                                           5,500              85,030
       *   Cost Plus, Inc.                                                                     1,600              37,216
       *   Cox Radio, Inc.                                                                     2,600              42,302
       *   Crown Media Holdings, Inc.                                                          3,800              35,682
       *   CSK Auto Corp.                                                                      2,600              44,018
           CSS Industries, Inc.                                                                  150               4,620
       *   Culp, Inc.                                                                            400               1,740
       *   Cumulus Media, Inc. Class A                                                         2,700              33,723
           Cutter & Buck, Inc.                                                                   300               3,939
           Dana Corp.                                                                          7,000              94,850
           Darden Restaurants, Inc.                                                            9,850             319,928
           Deb Shops, Inc.                                                                       100               3,021
       *   Deckers Outdoor Corp.                                                                 100               2,422
           Delphi Corp.                                                                       24,500             106,575
       *   Department 56, Inc.                                                                   500               5,580
       *   DeVry, Inc.                                                                         4,400              90,420
           Dillards, Inc. Class A                                                              4,800             114,816
           Disney (Walt) Co.                                                                 140,100           3,844,344
       *   Dixie Group, Inc.                                                                     390               5,780

           Dollar General Corp.                                                               20,600             403,966
       *   Dollar Tree Stores, Inc.                                                            7,300             181,040
           Dow Jones & Co., Inc.                                                               3,400             120,700
       *   DreamWorks Animation SKG, Inc.                                                      2,400              70,560
       *   Drew Industries, Inc.                                                                 600              24,600
       *   drugstore.com, Inc.                                                                 4,900              16,856
           Eastman Kodak Co.                                                                  17,400             457,272
       *   eBay, Inc.                                                                         63,100           2,398,431
           EchoStar Communications Corp. Class A                                              12,800             374,144
       *   eCost.com, Inc.                                                                       603               1,907
       *   Education Management Corp.                                                          4,500             146,025
       *   Electronics Boutique Holdings Corp.                                                 1,500              88,965
       *   EMAK Worldwide, Inc.                                                                  100               1,100
       *   Emerson Radio Corp.                                                                 1,400               3,612
     * #   Emmis Communications Corp. Class A                                                  2,800              49,728
       *   Enesco Group, Inc.                                                                    500               1,925
       *   Entercom Communications Corp.                                                       2,900              96,280
       *   Entravision Communications Corp.                                                    2,800              20,804
           Ethan Allen Interiors, Inc.                                                         1,900              59,280
           Family Dollar Stores, Inc.                                                         10,300             264,401
       *   Famous Dave's of America, Inc.                                                        100               1,085
           Federated Department Stores, Inc.                                                  11,200             755,440
           Finish Line, Inc. Class A                                                           3,700              73,704
     * #   Fleetwood Enterprises, Inc.                                                         3,800              36,366
           Foot Locker, Inc.                                                                  10,700             282,587
           Ford Motor Co.                                                                     86,860             866,863
           Fortune Brands, Inc.                                                                8,100             700,650
       *   Fossil, Inc.                                                                        3,650              77,927
       *   Fox & Hound Restaurant Group                                                          300               3,690
           Fred's, Inc.                                                                        2,575              38,187
     * #   Friedmans, Inc. Class A                                                                50                  49
           Furniture Brands International, Inc.                                                2,400              48,264
     * #   GameStop Corp.                                                                      1,200              34,992
           Gannett Co., Inc.                                                                  16,600           1,236,036
           Gap, Inc.                                                                          54,600           1,146,600
       *   Gaylord Entertainment Co.                                                           1,737              73,006
       *   Gemstar-TV Guide International, Inc.                                               26,800              91,120
           General Motors Corp.                                                               13,400             422,502
       *   Genesco, Inc.                                                                       1,500              51,375
           Gentex Corp.                                                                        8,400             150,192
           Genuine Parts Co.                                                                   9,600             412,416
       *   Getty Images, Inc.                                                                  3,900             291,876
       *   Goodyear Tire & Rubber Co.                                                         12,700             182,753
           Gray Television, Inc.                                                               1,800              21,150
       *   Group 1 Automotive, Inc.                                                            1,200              32,052
     * #   GSI Commerce, Inc.                                                                  2,200              32,648
           Gtech Holdings, Inc.                                                                6,600             186,384
       *   Guess, Inc.                                                                         2,700              45,468
       *   Guitar Center, Inc.                                                                 1,600              91,184
       *   Gymboree Corp.                                                                      2,100              27,804
           H&R Block, Inc.                                                                     9,600             479,232
           Handleman Co.                                                                         900              16,335
           Harley-Davidson, Inc.                                                              19,400             951,182
           Harman International Industries, Inc.                                               5,000             414,300
           Harrahs Entertainment, Inc.                                                         6,300             452,403

       *   Harris Interactive, Inc.                                                            2,223              10,959
           Harte-Hanks, Inc.                                                                   5,500             161,095
       *   Hartmarx Corp.                                                                      2,100              19,908
           Hasbro, Inc.                                                                       12,400             250,232
       *   Hayes Lemmerz International, Inc.                                                     600               3,900
           Hearst-Argyle Television, Inc.                                                      3,100              77,376
       *   Hibbett Sporting Goods, Inc.                                                        1,325              46,534
           Hilton Hotels Corp.                                                                25,700             622,711
           Hollinger International, Inc. Class A                                               4,300              39,775
       *   Hollywood Media Corp.                                                               1,000               4,640
           Home Depot, Inc.                                                                  141,300           5,560,155
           Horton (D.R.), Inc.                                                                20,889             722,133
       *   Hot Topic, Inc.                                                                     2,425              52,065
       *   Hovnanian Enterprises, Inc. Class A                                                 3,200             198,720
       *   IAC/InterActiveCorp                                                                44,435           1,088,657
           IHOP Corp.                                                                          1,200              57,132
       *   Image Entertainment, Inc.                                                             500               2,005
       *   IMPCO Technologies, Inc.                                                              600               1,992
       *   Insight Communications Co., Inc.                                                    1,572              17,764
       *   Insight Enterprises, Inc.                                                           3,100              60,698
       *   Interactive Data Corp.                                                              6,100             131,333
       *   Interface, Inc. Class A                                                             3,200              24,480
           International Game Technology                                                      20,300             572,054
           International Speedway Corp. Class A                                                1,900             103,854
       *   Interpublic Group of Companies, Inc.                                               26,700             329,478
       *   INVESTools, Inc.                                                                    1,000               3,650
       *   Isle of Capri Casinos, Inc.                                                         1,800              44,784
       *   ITT Educational Services, Inc.                                                      3,000             136,170
       *   J. Jill Group, Inc.                                                                 1,150              14,662
       *   Jack in the Box, Inc.                                                               2,200              91,256
       *   Jakks Pacific, Inc.                                                                 1,300              26,871
       *   Jarden Corp.                                                                        1,850              94,128
       *   Jo-Ann Stores, Inc.                                                                 1,200              32,100
           Johnson Controls, Inc.                                                             12,200             691,252
       *   Johnson Outdoors, Inc.                                                                100               1,751
           Jones Apparel Group, Inc.                                                           7,500             239,325
     * #   Jos. A. Bank Clothiers, Inc.                                                          925              36,463
       *   Journal Register Co.                                                                2,800              46,508
       *   K2, Inc.                                                                            2,560              32,230
           KB Home                                                                             6,600             445,764
           Kellwood Co.                                                                          800              20,128
           Kenneth Cole Productions, Inc. Class A                                                700              21,070
       *   Keystone Automotive Industries, Inc.                                                1,200              23,688
           Kimball International, Inc. Class B                                                   500               6,150
       *   Kirkland's, Inc.                                                                      400               3,556
           Knight-Ridder, Inc.                                                                 4,600             290,168
       *   Kohl's Corp.                                                                       20,900           1,017,621
     * #   Krispy Kreme Doughnuts, Inc.                                                        1,450              11,730
           K-Swiss, Inc. Class A                                                               1,800              57,780
       *   La Quinta Corp.                                                                    11,600             100,572
     * #   Lakes Entertainment, Inc.                                                             100               1,243
       *   Lamar Advertising Co.                                                               6,000             250,920
           Landry's Restaurants, Inc.                                                          1,100              32,967
       *   Laureate Education, Inc.                                                            3,300             154,110
       #   La-Z-Boy, Inc.                                                                      1,600              21,360

           Lear Corp.                                                                          1,600              60,320
           Lee Enterprises, Inc.                                                               2,400              99,600
           Leggett & Platt, Inc.                                                              11,300             301,032
           Lennar Corp. Class A                                                                8,400             487,284
           Lennar Corp. Class B                                                                2,360             126,826
           Levitt Corp. Class A                                                                1,200              34,560
           Libbey, Inc.                                                                          600              11,430
           Liberty Corp.                                                                         800              28,888
       *   Liberty Media Corp. Class A                                                       186,825           1,941,112
       *   Liberty Media Corp. Class B                                                         1,900              20,520
       *   Liberty Media International, Inc. Class A                                           8,041             336,998
       *   Liberty Media International, Inc. Class B                                              95               4,253
           Limited Brands, Inc.                                                               22,760             468,173
       *   Lin TV Corp.                                                                        1,400              20,370
       *   Linens 'n Things, Inc.                                                              2,000              48,740
           Lithia Motors, Inc. Class A                                                           500              13,300
           Liz Claiborne, Inc.                                                                 7,700             289,135
       *   LKG Corp.                                                                             100               2,482
       *   Lodgenet Entertainment Corp.                                                          900              15,264
           Lone Star Steakhouse & Saloon, Inc.                                                   600              18,126
           Lowe's Companies, Inc.                                                             48,400           2,768,964
       *   Luby's, Inc.                                                                          100                 824
           M/I Homes, Inc.                                                                     1,300              65,624
       *   Madden (Steven), Ltd.                                                                 100               1,776
       *   Magna Entertainment Corp.                                                             300               1,596
     * #   Manning (Greg) Auctions, Inc.                                                         900               8,577
       *   MarineMax, Inc.                                                                     1,200              33,024
           Marriott International, Inc. Class A                                               14,800             999,592
     * #   Martha Stewart Living Omnimedia, Inc.                                               1,500              38,850
       *   Marvel Enterprises, Inc.                                                            6,200             131,874
           Mattel, Inc.                                                                       27,000             490,860
           May Department Stores Co.                                                          13,200             503,712
       #   Maytag Corp.                                                                        2,500              36,475
           McDonald's Corp.                                                                   74,700           2,311,218
           McGraw-Hill Companies, Inc.                                                        23,800           1,039,108
           MDC Holdings, Inc.                                                                  3,003             216,847
           Media General, Inc. Class A                                                         1,100              67,210
       *   Mediacom Communications Corp.                                                       5,700              34,656
           Meredith Corp.                                                                      2,800             138,880
       *   Meritage Homes Corp.                                                                1,700             123,624
       *   Mestek, Inc.                                                                          100               2,573
       *   MGM Mirage                                                                         19,200             731,328
           Michaels Stores, Inc.                                                               7,400             311,614
       *   Midas, Inc.                                                                         1,000              23,500
       *   Mikohn Gaming Corp.                                                                 1,300              16,393
           Modine Manufacturing Co.                                                            1,600              48,640
       *   Mohawk Industries, Inc.                                                             4,854             404,921
           Monaco Coach Corp.                                                                  1,500              24,615
           Movado Group, Inc.                                                                  2,200              37,092
           Movie Gallery, Inc.                                                                 3,150             100,674
       *   MTR Gaming Group, Inc.                                                              1,800              18,468
     * #   Multimedia Games, Inc.                                                              1,400              14,938
       *   National RV Holdings, Inc.                                                            300               2,661
       #   Nautilus Group, Inc.                                                                1,900              50,863
       *   Navigant International, Inc.                                                          500               6,330

           Neiman-Marcus Group, Inc.                                                           1,300             126,165
           Nelson (Thomas), Inc.                                                                 800              18,600
     * #   Netflix, Inc.                                                                       3,000              42,870
       *   Nevada Gold & Casinos, Inc.                                                           300               3,297
       *   New Frontier Media, Inc.                                                              100                 600
           Newell Rubbermaid, Inc.                                                            13,900             316,781
           News Corp. Class A                                                                158,328           2,553,831
           News Corp., Inc. Class B When Issued                                               59,800             999,258
           NIKE, Inc. Class B                                                                 11,700             961,740
           Noble International, Ltd.                                                             400               8,260
           Nordstrom, Inc.                                                                     9,000             549,360
       *   NTN Communications, Inc.                                                              700               1,526
       *   Nutri/System, Inc.                                                                  1,800              22,068
       *   NVR, Inc.                                                                             400             303,600
           Oakley, Inc.                                                                        4,200              61,740
       *   O'Charleys, Inc.                                                                      700              12,999
       *   Office Depot, Inc.                                                                 21,450             422,994
           OfficeMax, Inc.                                                                     6,200             188,170
           Omnicom Group, Inc.                                                                11,800             966,302
       *   O'Reilly Automotive, Inc.                                                           3,738             207,646
       #   Orleans Homebuilders, Inc.                                                          1,300              29,120
           OshKosh B'Gosh, Inc. Class A                                                          500              12,940
           Outback Steakhouse, Inc.                                                            4,700             207,975
     * #   Overstock.com, Inc.                                                                 1,100              42,119
           Oxford Industries, Inc.                                                             1,200              42,912
       *   P.F. Chang's China Bistro, Inc.                                                     1,500              88,905
       *   Pacific Sunwear of California, Inc.                                                 4,500              94,500
     * #   Palm Harbor Homes, Inc.                                                             1,000              18,730
       *   Panera Bread Co.                                                                    1,900             120,080
       *   Pantry, Inc.                                                                        1,300              50,297
       *   Papa John's International, Inc.                                                       900              35,100
       *   Party City Corp.                                                                    1,000              13,370
       *   Payless ShoeSource, Inc.                                                            4,000              67,320
     * #   PC Mall, Inc.                                                                         500               2,475
       *   Pegasus Communications Corp.                                                        1,000               6,275
       *   Penn National Gaming, Inc.                                                          4,900             159,593
           Penney (J.C.) Co., Inc.                                                            18,600             925,536
           Pep Boys - Manny, Moe & Jack                                                        2,600              34,736
       *   Perry Ellis International, Inc.                                                       600              12,000
       *   Petco Animal Supplies, Inc.                                                         3,300              99,297
       *   PetMed Express, Inc.                                                                  700               4,942
           PETsMART, Inc.                                                                      9,400             298,638
           Phillips-Van Heusen Corp.                                                           2,300              71,277
           Pier 1 Imports, Inc.                                                                4,300              72,197
       *   Pinnacle Entertainment, Inc.                                                        2,300              40,089
       *   Pixar, Inc.                                                                         7,164             377,758
     * #   Playboy Enterprises, Inc. Class B                                                   1,800              22,806
           Polaris Industries, Inc.                                                            2,800             146,916
           Polo Ralph Lauren Corp.                                                             4,000             155,000
       *   Pomeroy IT Solutions, Inc.                                                            100               1,259
       #   Pre-Paid Legal Services, Inc.                                                       1,000              37,670
     * #   Priceline.com, Inc.                                                                 2,100              50,295
       *   PRIMEDIA, Inc.                                                                     10,400              37,960
       *   Princeton Review, Inc.                                                                600               3,282
       *   ProQuest Co.                                                                        1,600              51,360

       *   Provide Commerce                                                                      600              13,866
           Pulitzer, Inc.                                                                        500              31,980
           Pulte Homes, Inc.                                                                   8,900             680,405
       #   Quaker Fabric Corp.                                                                   400               1,392
     * #   Quantum Fuel Systems Technologies Worldwide, Inc.                                   1,200               5,100
       *   Quiksilver, Inc.                                                                    8,300             132,136
       *   R.H. Donnelley Corp.                                                                2,000             122,960
       *   Radio One, Inc.                                                                     1,100              13,882
       *   Radio One, Inc.                                                                       500               6,300
           RadioShack Corp.                                                                    9,700             244,052
       *   Rare Hospitality International, Inc.                                                2,100              65,163
           Raytech Corp.                                                                       1,000               1,550
       *   RC2 Corp.                                                                           1,600              57,664
           Reader's Digest Association, Inc.                                                   6,122             103,707
       *   Red Robin Gourmet Burgers, Inc.                                                       400              21,952
       #   Reebok International, Ltd.                                                          3,300             134,343
       *   Regent Communications, Inc.                                                         1,653               9,918
           Regis Corp.                                                                         2,700             102,006
       *   Rent-A-Center, Inc.                                                                 5,050             119,483
       *   Rentrak Corp.                                                                         500               5,025
       *   Rent-Way, Inc.                                                                      1,600              14,832
       *   Restoration Hardware, Inc.                                                          1,100               7,788
       *   Retail Ventures, Inc.                                                               2,200              24,794
       *   Rex Stores Corp.                                                                      500               7,000
           Ross Stores, Inc.                                                                   9,500             267,710
       *   Rubio's Restaurants, Inc.                                                             300               2,745
           Ruby Tuesday, Inc.                                                                  4,000             101,160
           Russ Berrie & Co., Inc.                                                               800              10,408
           Russell Corp.                                                                       1,500              28,050
       *   Ryan's Restaurant Group, Inc.                                                       1,850              25,826
           Ryland Group, Inc.                                                                  3,400             232,900
       *   Saga Communications, Inc. Class A                                                   1,225              16,905
           Saks, Inc.                                                                          8,600             147,404
       *   Salem Communications Corp.                                                          1,400              25,438
     * #   Salton, Inc.                                                                          498                 518
       *   Scholastic Corp.                                                                    2,800             105,056
       *   Scientific Games Corp.                                                              5,100             121,533
           SCP Pool Corp.                                                                      3,350             119,997
           Scripps (E.W.) Co.                                                                  8,500             434,350
       *   Sears Holdings Corp.                                                                7,338           1,076,485
       *   Select Comfort Corp.                                                                2,200              53,460
           Service Corp. International                                                        20,900             158,422
     * #   Sharper Image Corp.                                                                   968              12,865
           Sherwin-Williams Co.                                                                7,800             346,710
       *   Shiloh Industries, Inc.                                                             1,000              11,310
       *   Shoe Carnival, Inc.                                                                   500               9,165
       *   ShopKo Stores, Inc.                                                                 1,200              28,452
     * #   Shuffle Master, Inc.                                                                1,925              52,745
           Sinclair Broadcast Group, Inc. Class A                                              2,600              22,906
       *   Six Flags, Inc.                                                                     4,600              20,286
       *   Skechers U.S.A., Inc. Class A                                                       1,300              16,471
       *   Smith & Wesson Holding Corp.                                                          500               1,900
           Snap-On, Inc.                                                                       3,100             106,981
           Sonic Automotive, Inc.                                                              1,200              25,584
       *   Sonic Corp.                                                                         3,425             116,450

       *   Sotheby's Holdings, Inc. Class A                                                    2,600              36,478
       *   Source Interlink Companies, Inc.                                                    1,800              17,550
       *   Spanish Broadcasting System, Inc.                                                   2,600              22,490
           Spartan Motors, Inc.                                                                  300               3,222
           Speedway Motorsports, Inc.                                                          2,900              99,470
       *   Sportsman's Guide, Inc.                                                               600              10,199
       *   Stage Stores, Inc.                                                                    700              27,335
       *   Stamps.com, Inc.                                                                    1,250              27,950
           Standard Motor Products, Inc.                                                         100               1,127
           Standard Pacific Corp.                                                              2,400             192,288
           Stanley Furniture, Inc.                                                               100               4,225
           Staples, Inc.                                                                      46,350             997,915
       *   Starbucks Corp.                                                                    22,300           1,220,925
           Starwood Hotels & Resorts Worldwide, Inc.                                          13,000             727,610
           Station Casinos, Inc.                                                               4,700             305,970
       *   Steak n Shake Co.                                                                   1,800              37,062
       *   Stein Mart, Inc.                                                                    2,400              57,744
       *   Steinway Musical Instruments, Inc.                                                    200               5,664
           Stewart Enterprises, Inc.                                                           5,100              30,192
       *   Stoneridge, Inc.                                                                    1,600              12,512
           Strayer Education, Inc.                                                               600              52,200
           Stride Rite Corp.                                                                   1,900              22,591
           Sturm Ruger & Co., Inc.                                                               600               4,884
       #   Superior Industries International, Inc.                                               248               5,617
       *   Systemax, Inc.                                                                        100                 637
       *   Tag-It Pacific, Inc.                                                                  700               1,638
           Talbots, Inc.                                                                       3,258              96,600
           Target Corp.                                                                       58,700           3,152,190
       *   Tarrant Apparel Group                                                                  70                 190
       *   TBC Corp.                                                                           1,600              40,848
           Technical Olympic USA, Inc.                                                         3,500              76,650
       *   Tempur-Pedic International, Inc.                                                    5,100             118,983
       *   Tenneco Automotive, Inc.                                                            3,000              45,000
       *   The Children's Place Retail Stores, Inc.                                            1,500              70,065
       *   The DIRECTV Group, Inc.                                                            94,600           1,412,378
       *   The Dress Barn, Inc.                                                                1,900              34,390
           The Marcus Corp.                                                                    1,200              26,436
           The McClatchey Co.                                                                  1,200              82,800
       *   The Mens Warehouse, Inc.                                                            2,300             118,151
           The Neiman Marcus Group, Inc.                                                       1,800             173,790
           The New York Times Co. Class A                                                      8,600             269,782
       *   The Sports Authority, Inc.                                                          1,296              41,472
           The Stanley Works                                                                   4,700             209,667
           The TJX Companies, Inc.                                                            31,400             720,002
           Thor Industries, Inc.                                                               4,000             121,440
           Tiffany & Co.                                                                       9,300             289,509
       *   Timberland Co. Class A                                                              3,600             132,696
       *   Time Warner, Inc.                                                                 314,900           5,479,260
     * #   TiVo, Inc.                                                                          4,500              30,330
       *   Toll Brothers, Inc.                                                                 5,200             481,468
       *   Too, Inc.                                                                           2,200              43,736
     * #   Tower Automotive, Inc.                                                              1,738                 184
       *   Toys R Us, Inc.                                                                    12,200             319,640
       *   Tractor Supply Co.                                                                  2,400             106,608
           Traffix, Inc.                                                                         100                 480

       *   Trans World Entertainment Corp.                                                     1,530              19,890
           Triarc Companies, Inc. Class A                                                      1,300              20,345
           Triarc Companies, Inc. Class B                                                      2,000              28,800
           Tribune Co.                                                                        22,500             814,050
       *   TRW Automotive Holdings Corp.                                                         900              18,333
       *   Tuesday Morning Corp.                                                               2,200              66,858
           Tupperware Corp.                                                                    2,200              49,720
       *   Unifi, Inc.                                                                         1,300               4,173
           Unifirst Corp.                                                                        800              29,280
           United Auto Group, Inc.                                                             2,300              70,840
       *   UnitedGlobalCom, Inc.                                                              22,800             207,480
       *   Universal Electronics, Inc.                                                           800              13,344
       *   Universal Technical Institute, Inc.                                                   200               6,110
       *   Univision Communications, Inc. Class A                                             17,005             452,503
       *   Urban Outfitters, Inc.                                                              4,700             250,698
           V.F. Corp.                                                                          7,100             400,653
       *   Vail Resorts, Inc.                                                                  2,200              60,500
       *   Valassis Communications, Inc.                                                       2,300              79,787
       *   ValueVision Media, Inc. Class A                                                     2,432              23,396
       *   Varsity Group, Inc.                                                                   400               2,408
       *   Vertrue, Inc.                                                                         500              18,900
           Viacom, Inc. Class A                                                                8,900             306,516
           Viacom, Inc. Class B                                                              107,300           3,679,317
       #   Visteon Corp.                                                                       4,600              35,098
       *   Warnaco Group, Inc.                                                                 2,400              51,216
           Washington Post Co.                                                                   100              83,000
       *   WCI Communities, Inc.                                                               2,500              74,750
       *   Weight Watchers International, Inc.                                                 6,200             301,630
           Wendy's International, Inc.                                                         7,000             315,910
       *   West Marine, Inc.                                                                   1,300              21,567
           Westwood One, Inc.                                                                  6,100             121,085
           Whirlpool Corp.                                                                     3,700             254,560
       *   Whitehall Jewelers, Inc.                                                              458               3,320
           Wiley (John) & Sons, Inc. Class A                                                   3,200             124,000
       *   William Lyon Homes, Inc.                                                            1,000              90,000
       *   Williams-Sonoma, Inc.                                                               6,900             271,377
       *   Wilsons The Leather Experts, Inc.                                                   1,100               6,457
       #   Winnebago Industries, Inc.                                                          2,200              71,918
     * #   WMS Industries, Inc.                                                                1,900              60,363
           Wolverine World Wide, Inc.                                                          3,550              81,579
           World Wrestling Federation Entertainment, Inc.                                      1,100              11,924
       *   Worldwide Restaurant Concepts, Inc.                                                   900               5,769
       *   XM Satellite Radio Holdings, Inc.                                                  13,200             423,852
           Yankee Candle Co., Inc.                                                             2,900              91,495
       *   Young Broadcasting, Inc. Class A                                                      400               2,304
           Yum! Brands, Inc.                                                                  19,100             979,639
                                                                                                       -----------------
Total Consumer Discretionary
(Cost $94,325,407)                                                                                           112,298,594
                                                                                                       -----------------

Industrials -- (10.6%)
       *   3-D Systems Corp.                                                                     200               4,240
           3M Co.                                                                             43,500           3,334,275
       *   AAR Corp.                                                                           1,600              25,664
           ABM Industries, Inc.                                                                2,500              47,675
       *   ABX Air, Inc.                                                                         600               4,512

           Aceto Corp.                                                                         1,500              10,905
       *   Active Power, Inc.                                                                  1,500               4,020
       *   Actuant Corp.                                                                       1,400              63,000
           Acuity Brands, Inc.                                                                   600              14,730
           Adesa, Inc.                                                                         5,700             129,846
           Administaff, Inc.                                                                   1,600              34,176
       *   AGCO Corp.                                                                          5,900             108,324
       *   Airtran Holdings, Inc.                                                              5,200              50,752
     * #   Akorn, Inc.                                                                           600               1,764
       *   Alaska Air Group, Inc.                                                              1,200              35,424
           Albany International Corp. Class A                                                  1,900              59,413
           Alexander & Baldwin, Inc.                                                           1,800              80,010
       *   Allegheny Corp.                                                                       108              30,267
       *   Alliant Techsystems, Inc.                                                           2,550             182,835
       *   Allied Defense Group, Inc.                                                            200               4,768
       *   Allied Waste Industries, Inc.                                                      21,200             163,452
       *   Amerco, Inc.                                                                          200              10,636
     * #   America West Holdings Corp. Class B                                                 1,300               7,280
           American Power Conversion Corp.                                                    11,100             282,606
       *   American Science & Engineering, Inc.                                                  500              19,055
           American Standard Companies, Inc.                                                  13,400             573,520
       *   American Superconductor Corp.                                                       1,800              15,930
           American Woodmark Corp.                                                             1,200              40,332
           Ameron International Corp.                                                            200               6,600
           Ametek, Inc.                                                                        4,500             172,035
     * #   AMR Corp.                                                                           8,400             108,360
       *   APAC Customer Services, Inc.                                                          400                 384
           Apogee Enterprises, Inc.                                                              500               6,995
           Applied Industrial Technologies, Inc.                                                 750              22,830
           Applied Signal Technologies, Inc.                                                     500               8,750
           ARAMARK Corp.                                                                       4,200             109,662
       *   ARGON ST, Inc.                                                                      1,000              34,330
           Arkansas Best Corp.                                                                 1,600              52,368
       *   Armor Holdings, Inc.                                                                2,200              83,050
       *   Artesyn Technologies, Inc.                                                          1,500              12,345
       *   Astec Industries, Inc.                                                              1,360              29,825
       *   ASV, Inc.                                                                             800              29,040
           Avery Dennison Corp.                                                                5,700             298,965
       *   Aviall, Inc.                                                                        2,100              64,638
           Baldor Electric Co.                                                                 1,900              47,785
           Banta Corp.                                                                         1,500              65,880
           Barnes Group, Inc.                                                                  1,100              33,748
       *   BE Aerospace, Inc.                                                                  3,200              46,304
           Boeing Co.                                                                         51,400           3,284,460
           Bowne & Co., Inc.                                                                   1,500              19,875
           Brady Co. Class A                                                                   2,200              67,254
           Briggs & Stratton Corp.                                                             2,900              98,194
           Burlington Northern Santa Fe Corp.                                                  4,800             237,216
           C&D Technologies, Inc.                                                                400               2,928
           C. H. Robinson Worldwide, Inc.                                                      5,700             325,869
       *   Capstone Turbine Corp.                                                              1,400               1,400
           Carlisle Companies, Inc.                                                            2,100             145,572
           Cascade Corp.                                                                         700              24,654
       *   Casella Waste Systems, Inc. Class A                                                 1,600              18,256
           Caterpillar, Inc.                                                                  19,300           1,816,323

           CDI Corp.                                                                             700              14,938
       *   Celadon Group, Inc.                                                                   500               9,050
           Cendant Corp.                                                                      64,276           1,363,294
           Central Parking Corp.                                                               1,400              23,660
       *   Century Business Services, Inc.                                                     3,400              13,634
       *   Cenveo, Inc.                                                                        1,900              15,922
       *   Ceradyne, Inc.                                                                      1,575              36,367
     * #   Chart Industries, Inc.                                                                  2                 107
       *   ChoicePoint, Inc.                                                                   5,300             208,078
           Cintas Corp.                                                                        7,100             286,627
           CIRCOR International, Inc.                                                            600              14,850
           Clarcor, Inc.                                                                       3,000              84,270
       *   Clean Harbors, Inc.                                                                   900              18,675
           CNF, Inc.                                                                           3,700             164,835
       *   Coinstar, Inc.                                                                      1,700              32,198
       *   Columbus McKinnon Corp.                                                               500               4,720
       *   Comfort Systems USA, Inc.                                                           1,700              10,693
       *   Consolidated Graphics, Inc.                                                           900              38,097
     * #   Continental Airlines, Inc.                                                          3,400              47,124
       *   Copart, Inc.                                                                        5,624             139,419
       *   Cornell Companies, Inc.                                                               500               6,420
           Corporate Executive Board Co.                                                       2,900             202,362
       *   Corrections Corporation of America                                                  2,500              90,250
       *   CoStar Group, Inc.                                                                  1,100              44,198
       *   Covenant Transport, Inc. Class A                                                      499               6,926
       *   CPI Aerostructures, Inc.                                                              200               1,866
           Crane Co.                                                                           3,600              94,572
       *   Cross (A.T.) Co. Class A                                                              100                 503
           CSX Corp.                                                                          12,700             528,066
       #   Cubic Corp.                                                                         1,200              21,120
           Cummins, Inc.                                                                       2,500             169,875
       *   CUNO, Inc.                                                                          1,100              78,210
           Curtiss-Wright Corp.                                                                  700              38,276
           Danaher Corp.                                                                      22,600           1,245,938
           Deere & Co.                                                                        14,900             985,635
     * #   Delta Air Lines, Inc.                                                                 100                 385
           Deluxe Corp.                                                                        2,200              88,902
       *   DHB Industries, Inc.                                                                2,000              15,720
       *   DiamondCluster International, Inc.                                                  2,070              27,076
       *   Distributed Energy Systems Corp.                                                      600               1,992
       *   Dollar Thrifty Automotive Group, Inc.                                               1,100              39,589
           Donaldson Co., Inc.                                                                14,900             478,290
           Donnelley (R.R.) & Sons Co.                                                        10,200             339,150
           Dover Corp.                                                                        12,400             469,588
       *   DRS Technologies, Inc.                                                              1,600              75,328
       *   Ducommun, Inc.                                                                        300               4,935
       *   Duratek, Inc.                                                                         100               2,193
       *   Dycom Industries, Inc.                                                              3,033              59,568
       *   Dynamex, Inc.                                                                         500               8,995
           Eaton Corp.                                                                        10,000             598,500
           EDO Corp.                                                                           1,400              39,858
       *   EGL, Inc.                                                                           3,100              58,993
       *   Electro Rent Corp.                                                                  1,400              16,450
           ElkCorp                                                                             1,300              42,900
       *   EMCOR Group, Inc.                                                                     600              28,500

           Emerson Electric Co.                                                               23,600           1,568,692
       *   Encore Wire Corp.                                                                   1,500              16,500
     * #   Energy Conversion Devices, Inc.                                                     1,600              30,848
           Engineered Support Systems, Inc.                                                    2,625             102,375
           Ennis, Inc.                                                                           500               7,945
       *   EnPro Industries, Inc.                                                              1,000              27,070
           Equifax, Inc.                                                                       8,900             308,741
       *   ESCO Technologies, Inc.                                                               900              76,275
       *   Essex Corp.                                                                           100               1,870
       *   Esterline Technologies Corp.                                                        1,500              58,350
       *   Evergreen Solar, Inc.                                                               3,200              16,160
           Expeditors International of Washington, Inc.                                        7,300             372,154
       *   ExpressJet Holdings, Inc.                                                           3,300              28,479
           Fastenal Co.                                                                        4,900             284,788
           Federal Signal Corp.                                                                2,000              31,260
           FedEx Corp.                                                                        21,400           1,913,588
       *   Fiberstars, Inc.                                                                      300               2,835
       *   First Consulting Group, Inc.                                                          500               2,590
       *   Flanders Corp.                                                                      1,600              15,952
           Florida East Coast Industries, Inc.                                                 2,200              92,532
       *   Flowserve Corp.                                                                     3,900             114,933
           Fluor Corp.                                                                         1,500              86,175
     * #   FLYi, Inc.                                                                            454                 345
           Forward Air Corp.                                                                   2,550              68,468
       *   Frontier Airlines, Inc.                                                             1,600              19,536
       *   Frozen Food Express Industries, Inc.                                                  700               7,525
       *   FTI Consulting, Inc.                                                                2,825              62,122
     * #   FuelCell Energy, Inc.                                                               2,900              23,606
           G & K Services, Inc. Class A                                                        1,200              47,232
       *   Gardner Denver Machinery, Inc.                                                      1,800              69,030
           GATX Corp.                                                                          2,400              80,088
           Gencorp, Inc.                                                                       2,600              49,140
       *   General Cable Corp.                                                                 2,600              36,426
           General Dynamics Corp.                                                             13,200           1,425,336
           General Electric Co.                                                              618,808          22,574,116
       *   Genesee & Wyoming, Inc.                                                             1,450              40,513
       *   Genlyte Group, Inc.                                                                 2,000              89,120
           Gevity HR, Inc.                                                                     1,500              25,725
       *   Global Power Equipment Group, Inc.                                                  2,900              22,214
           Goodrich (B.F.) Co.                                                                 6,700             280,462
     * #   GP Strategies Corp.                                                                   100                 710
           Graco, Inc.                                                                         3,925             136,943
       *   Graftech International, Ltd.                                                        2,900              12,760
           Granite Construction, Inc.                                                          2,000              46,900
       *   Griffon Corp.                                                                       1,900              37,867
           Harland (John H.) Co.                                                               1,600              60,272
           Harsco Corp.                                                                        2,600             150,878
       *   Hawk Corp.                                                                            100               1,119
           Heartland Express, Inc.                                                             4,669              93,613
           Heico Corp.                                                                           600              12,660
           Heico Corp. Class A                                                                   840              14,104
       *   Heidrick & Struggles International, Inc.                                            1,200              30,132
       *   Herley Industries, Inc.                                                               600              10,506
           Herman Miller, Inc.                                                                 4,600             133,906
       *   Hexcel Corp.                                                                        2,100              34,314

           Honeywell International, Inc.                                                      51,800           1,876,714
       *   Hub Group, Inc. Class A                                                               700              19,236
           Hubbell, Inc.                                                                       2,700             122,688
       *   Hudson Highland Group, Inc.                                                           420               6,724
           Hughes Supply, Inc.                                                                 2,600              67,600
           Hunt (J.B.) Transport Services, Inc.                                               10,800             216,864
       *   Hurco Companies, Inc.                                                                 200               3,482
       *   Huttig Building Products, Inc.                                                        100               1,091
       *   ICT Group, Inc.                                                                       400               3,716
           IDEX Corp.                                                                          3,250             124,833
       *   II-VI, Inc.                                                                         1,800              29,646
           IKON Office Solutions, Inc.                                                         6,400              62,016
           Illinois Tool Works, Inc.                                                          18,800           1,587,284
       *   Infrasource Services, Inc.                                                            100               1,100
     * #   Integrated Electrical Services, Inc.                                                  400                 608
           Interpool, Inc.                                                                       100               2,172
           ITT Industries, Inc.                                                                6,300             598,500
       *   Jacobs Engineering Group, Inc.                                                      3,800             199,804
       *   Jacuzzi Brands, Inc.                                                                4,900              50,029
       *   JetBlue Airways Corp.                                                               6,800             147,764
           JLG Industries, Inc.                                                                3,100              79,019
           Joy Global, Inc.                                                                    5,350             200,839
       *   Kadant, Inc.                                                                          600              12,300
           Kaman Corp. Class A                                                                   500               7,735
     * #   Kansas City Southern                                                                3,200              63,968
           Kaydon Corp.                                                                        1,500              42,810
       *   Keith Companies, Inc.                                                                 300               6,345
           Kelly Services, Inc. Class A                                                        1,100              30,591
           Kennametal, Inc.                                                                    2,100              92,400
       *   Kforce, Inc.                                                                        2,400              19,296
       *   Kirby Corp.                                                                         1,800              76,788
           Knight Transportation, Inc.                                                         2,725              66,626
       *   Korn/Ferry International                                                            2,400              38,064
       *   KVH Industries, Inc.                                                                  400               3,716
           L-3 Communications Holdings, Inc.                                                   7,900             559,162
       *   LaBarge, Inc.                                                                         700               9,933
       *   Labor Ready, Inc.                                                                   2,300              47,472
       *   Ladish Co., Inc.                                                                      700               7,770
       *   Laidlaw International, Inc.                                                         6,500             144,560
       *   Lancer Corp.                                                                          100               1,730
       *   Landstar Systems, Inc.                                                              3,700             124,838
       *   Learning Tree International, Inc.                                                     600               7,722
           Lennox International, Inc.                                                          3,200              67,968
           Lincoln Electric Holdings, Inc.                                                     2,300              75,348
           Lindsay Manufacturer Co.                                                            1,000              20,010
           Lockheed Martin Corp.                                                              25,000           1,622,250
           LSI Industries, Inc.                                                                  925              12,571
       *   Lydall, Inc.                                                                          500               4,120
       *   Magnetek, Inc.                                                                        700               1,547
       *   MAIR Holdings, Inc.                                                                   300               2,862
           Manpower, Inc.                                                                      6,087             242,445
           Masco Corp.                                                                        25,900             829,318
       *   Mastec, Inc.                                                                        3,100              26,226
           McGrath Rentcorp.                                                                   1,286              29,642
       *   Mercury Computer Systems, Inc.                                                      1,500              43,350

     * #   Mesa Air Group, Inc.                                                                  300               1,914
     * #   Microvision, Inc.                                                                     500               3,235
           Middleby Corp.                                                                        600              33,120
     * #   Midwest Air Group, Inc.                                                               500                 980
       *   Milacron, Inc.                                                                      1,852               4,037
       *   Miller Industries, Inc.                                                               100               1,195
           Mine Safety Appliances Co.                                                          2,200             100,782
       *   Mobile Mini, Inc.                                                                   1,000              36,920
     * #   Modtech Holdings, Inc.                                                                200               1,240
       *   Monster Worldwide, Inc.                                                             7,600             200,488
       *   Moog, Inc. Class A                                                                    225               6,829
           MSC Industrial Direct Co., Inc. Class A                                             2,700              84,051
       *   MTC Technologies, Inc.                                                                500              16,765
           Mueller Industries, Inc.                                                            2,100              56,700
           NACCO Industries, Inc. Class A                                                        300              30,750
     * #   National Patent Development Corp.                                                     100                 234
       *   Navigant Consulting, Inc.                                                           2,700              61,938
       *   Navistar International Corp.                                                        4,300             131,193
       *   NCI Building Systems, Inc.                                                          1,500              51,810
       *   NCO Group, Inc.                                                                     1,300              25,818
           Nordson Corp.                                                                       2,100              65,289
           Norfolk Southern Corp.                                                             29,100             928,872
           Northrop Grumman Corp.                                                              9,328             519,756
     * #   Northwest Airlines Corp.                                                            2,500              15,225
       *   NuCo2, Inc.                                                                           500              11,840
       *   Odyssey Marine Exploration, Inc.                                                      800               3,848
       *   Old Dominion Freight Line, Inc.                                                     1,500              45,705
       *   Orbital Sciences Corp.                                                              3,100              30,101
           Oshkosh Truck Corp. Class B                                                         2,600             207,324
       *   P.A.M. Transportation Services, Inc.                                                  500               8,240
           Paccar, Inc.                                                                       11,500             813,625
           Pall Corp.                                                                          7,700             224,763
           Parker Hannifin Corp.                                                               8,000             482,640
       *   Park-Ohio Holdings Corp.                                                              100               1,525
           Pentair, Inc.                                                                       6,700             298,217
       *   Perini Corp.                                                                        1,500              22,620
       *   PHH Corp.                                                                           2,958              70,962
       *   Pico Holdings, Inc.                                                                   200               5,178
           Pitney Bowes, Inc.                                                                 11,900             530,859
     * #   Plug Power, Inc.                                                                    4,571              28,432
       *   Portfolio Recovery Associates, Inc.                                                 1,000              39,410
       *   Powell Industries, Inc.                                                               400               7,368
       *   Power-One, Inc.                                                                     4,600              25,208
           Precision Castparts Corp.                                                           4,654             361,755
       *   PRG-Schultz International, Inc.                                                     3,900              15,054
       *   Quanta Services, Inc.                                                               4,265              38,513
           Quixote Corp.                                                                         300               5,844
       *   RailAmerica, Inc.                                                                   1,600              18,672
           Raven Industries, Inc.                                                                648              16,511
           Raytheon Co.                                                                       26,300           1,029,908
           Rebublic Services, Inc.                                                             9,900             351,252
           Regal-Beloit Corp.                                                                  1,100              28,270
       *   Republic Airways Holdings, Inc.                                                       100               1,276
       *   Resources Connection, Inc.                                                          2,600              51,792
           Robbins & Myers, Inc.                                                                 700              16,555

           Robert Half International, Inc.                                                    11,400             284,316
           Rockwell Automation, Inc.                                                          11,800             606,166
           Rockwell Collins, Inc.                                                             11,900             587,741
           Rollins, Inc.                                                                       3,850              78,540
           Roper Industries, Inc.                                                              2,900             202,710
       *   Rush Enterprises, Inc. Class A                                                        700              10,073
           Ryder System, Inc.                                                                  3,500             128,590
           Schawk, Inc.                                                                          100               2,406
       *   SCS Transportation, Inc.                                                              750              13,688
       *   Sequa Corp. Class B                                                                   100               5,926
       *   Shaw Group, Inc.                                                                    3,400              68,510
           Simpson Manufacturing Co., Inc.                                                     3,200              91,968
       *   Sirva, Inc.                                                                           100                 785
       *   Sitel Corp.                                                                         2,114               4,186
           Skywest, Inc.                                                                       1,700              31,008
           Smith (A.O.) Corp.                                                                    500              15,680
       *   SOURCECORP, Inc.                                                                      500              10,705
           Southwest Airlines Co.                                                             54,200             788,610
       *   Spherion Corp.                                                                      2,800              15,316
     * #   Spherix, Inc.                                                                         300                 513
           SPX Corp.                                                                           3,700             164,317
       *   Standard Parking Corp.                                                                100               1,501
           Standard Register Co.                                                               1,200              17,040
           Standex International Corp.                                                           500              13,380
           Steelcase, Inc. Class A                                                             3,300              42,570
       *   Stericycle, Inc.                                                                    2,900             143,898
           Stewart & Stevenson Services, Inc.                                                  1,800              43,002
           Supreme Industries, Inc.                                                              110                 721
       *   Swift Transportation Co., Inc.                                                      4,600             112,930
           Sypris Solutions, Inc.                                                                800               8,432
           Tecumseh Products Co. Class A                                                         300               8,202
       *   Teledyne Technologies, Inc.                                                         1,900              60,078
           Teleflex, Inc.                                                                      1,900             106,305
       *   TeleTech Holdings, Inc.                                                             4,800              39,216
           Tennant Co.                                                                           500              18,650
       *   Terex Corp.                                                                         3,500             138,320
       *   Tetra Tech, Inc.                                                                    3,300              39,765
           Textron, Inc.                                                                       8,400             649,236
           The Brink's Co.                                                                     3,800             118,598
       *   The Geo Group, Inc.                                                                   700              16,989
       *   The Lamson & Sessions Co.                                                           1,500              16,335
           The Manitowoc Co., Inc.                                                             1,800              72,954
       *   The New Dun & Bradstreet Corp.                                                      4,100             251,904
       *   Thomas & Betts Corp.                                                                4,300             132,784
           Thomas Industries, Inc.                                                               800              31,896
           Timken Co.                                                                          4,900             115,150
           Todd Shipyards Corp.                                                                  100               1,925
           Toro Co.                                                                            2,800             120,540
       *   TRC Companies, Inc.                                                                   800               9,120
           Tredegar Industries, Inc.                                                           1,100              16,775
       *   Trex Co., Inc.                                                                        900              34,695
           Trinity Industries, Inc.                                                            2,400              69,744
       *   Triumph Group, Inc.                                                                   800              28,384
     * #   TurboChef Technologies, Inc.                                                        1,000              11,100
           Union Pacific Corp.                                                                16,100           1,078,056

           United Defense Industries, Inc.                                                     2,700             201,177
           United Industrial Corp.                                                               800              27,720
           United Parcel Service, Inc.                                                        36,900           2,717,685
       *   United Rentals, Inc.                                                                4,700              94,376
       *   United Stationers, Inc.                                                             2,300             112,769
           United Technologies Corp.                                                          32,100           3,425,070
           Universal Forest Products, Inc.                                                     1,100              43,780
       *   UQM Technologies, Inc.                                                                400               1,200
       *   URS Corp.                                                                           2,000              67,660
           Valmont Industries, Inc.                                                            1,600              38,320
           Viad Corp.                                                                          1,450              40,310
           Vicor Corp.                                                                         1,800              23,940
       *   Volt Information Sciences, Inc.                                                     1,000              19,650
           W.W. Grainger, Inc.                                                                 5,600             304,584
           Wabash National Corp.                                                               1,900              47,329
           Wabtec Corp.                                                                        2,900              60,030
           Walter Industries, Inc.                                                             2,400             101,760
       *   Washington Group International, Inc.                                                1,700              81,617
       *   Waste Connections, Inc.                                                             3,300             122,364
           Waste Management, Inc.                                                             34,100           1,005,609
       *   Water Pik Technologies, Inc.                                                          100               1,858
           Watsco, Inc. Class A                                                                1,600              70,704
           Watson Wyatt & Co. Holdings                                                         1,900              50,008
           Watts Water Technologies, Inc.                                                      1,600              55,728
           Werner Enterprises, Inc.                                                            4,641              87,297
       *   WESCO International, Inc.                                                           2,600              75,920
       *   West Corp.                                                                          4,700             165,158
       *   Wolverine Tube, Inc.                                                                  500               3,605
           Woodward Governor Co.                                                                 700              54,159
     * #   Yellow Roadway Corp.                                                                3,744             197,608
           York International Corp.                                                            2,400              98,880
                                                                                                       -----------------
Total Industrials
(Cost $70,920,991)                                                                                            84,906,237
                                                                                                       -----------------

Consumer Staples -- (9.4%)
       *   7-Eleven, Inc.                                                                      6,700             199,995
           Alberto-Culver Co. Class B                                                          6,050             268,196
           Albertson's, Inc.                                                                  15,200             319,048
           Alliance One International, Inc.                                                      800               5,128
           Altria Group, Inc.                                                                 90,600           6,082,884
       #   American Italian Pasta Co.                                                            700              16,107
           Anheuser-Busch Companies, Inc.                                                     45,200           2,117,620
           Archer-Daniels-Midland Co.                                                         43,100             855,535
           Avon Products, Inc.                                                                29,400           1,168,356
       *   BJ's Wholesale Club, Inc.                                                           4,600             138,690
       *   Boston Beer Co., Inc. Class A                                                         700              14,777
           Brown-Forman Corp. Class B                                                          3,800             226,556
           Cal-Maine Foods, Inc.                                                               1,300               8,437
           Campbell Soup Co.                                                                  24,000             744,720
           Casey's General Stores, Inc.                                                        3,000              54,120
       *   Central European Distribution Corp.                                                 1,150              38,352
       *   Central Garden & Pet Co.                                                            1,400              62,090
       *   Chattem, Inc.                                                                       1,300              55,770
           Chiquita Brands International, Inc.                                                 1,800              52,344
           Church & Dwight Co., Inc.                                                           4,250             153,680

           Clorox Co.                                                                         11,200             654,192
           Coca-Cola Co.                                                                     140,400           6,266,052
           Coca-Cola Enterprises, Inc.                                                        31,700             693,596
           Colgate-Palmolive Co.                                                              31,200           1,559,064
           ConAgra, Inc.                                                                      27,500             719,125
       *   Constellation Brands, Inc.                                                         13,800             383,778
           Corn Products International, Inc.                                                   4,400              97,196
           Costco Wholesale Corp.                                                             32,000           1,453,440
           CVS Corp.                                                                          26,400           1,448,040
       *   Darling International, Inc.                                                         3,400              12,648
       *   Dean Foods Co.                                                                     10,150             395,545
       *   Del Monte Foods Co.                                                                14,200             148,248
           Delta & Pine Land Co.                                                                 300               8,100
           Dreyer's Grand Ice Cream Holdings, Inc. Class A                                     2,200             178,530
       *   Elizabeth Arden, Inc.                                                               2,000              42,040
       *   Energizer Holdings, Inc.                                                            3,500             220,080
           Estee Lauder Companies, Inc.                                                        9,000             351,810
           Flowers Foods, Inc.                                                                 2,475              80,809
           General Mills, Inc.                                                                19,700             975,150
           Gillette Co.                                                                       52,800           2,784,672
     * #   Great Atlantic & Pacific Tea Co., Inc.                                              2,300              57,339
       *   Green Mountain Coffee, Inc.                                                           497              16,535
       *   Hain Celestial Group, Inc.                                                            700              12,600
           Heinz (H.J.) Co.                                                                   20,100             731,037
           Hershey Foods Corp.                                                                12,100             776,941
       *   Hines Horticulture, Inc.                                                              100                 355
           Hormel Foods Corp.                                                                  8,700             257,694
           Imperial Sugar Co. (New)                                                              100               1,540
     * #   Integrated Biopharma, Inc.                                                            300               1,335
       #   Inter Parfums, Inc.                                                                   800              14,200
     * #   Interstate Bakeries Corp.                                                           1,000               6,540
           J & J Snack Foods Corp.                                                               600              29,616
           J. M. Smucker Co.                                                                   3,676             183,102
           Kellogg Co.                                                                        24,200           1,100,858
           Kimberly-Clark Corp.                                                               27,100           1,743,343
           Kraft Foods, Inc.                                                                  31,000           1,005,640
           Lancaster Colony Corp.                                                              2,100              92,274
           Lance, Inc.                                                                         1,600              28,288
           Loews Corp. - Carolina Group                                                        1,500              44,820
           Longs Drug Stores Corp.                                                             2,300              94,392
       *   M&F Worldwide Corp.                                                                 1,100              14,069
       *   Maui Land & Pineapple Co., Inc.                                                       100               4,131
           McCormick & Co., Inc.                                                               7,700             260,568
           Molson Coors Brewing Co.                                                            1,800             105,246
       *   Monterey Pasta Co.                                                                    500               1,510
       #   Nash Finch Co.                                                                      1,000              35,580
       *   National Beverage Corp.                                                               400               3,280
           Nature's Sunshine Products, Inc.                                                    1,060              17,458
       *   NBTY, Inc.                                                                          4,400              97,856
     * #   NeighborCare, Inc.                                                                  1,900              57,019
           Nu Skin Enterprises, Inc. Class A                                                   3,900              88,101
       *   Omega Protein Corp.                                                                   700               4,970
     * #   Parlux Fragrances, Inc.                                                               400               9,992
       *   Pathmark Stores, Inc.                                                               1,200              10,740
       *   Peet's Coffee & Tea, Inc.                                                           1,000              28,390

           PepsiAmericas, Inc.                                                                 9,400             227,668
           PepsiCo, Inc.                                                                     104,900           5,905,870
       *   Performance Food Group Co.                                                          1,900              51,414
           Pilgrim's Pride Corp.                                                               5,000             176,250
       *   Playtex Products, Inc.                                                              3,500              37,730
           Procter & Gamble Co.                                                              151,100           8,333,165
           Ralcorp Holdings, Inc.                                                              1,900              72,466
       #   Reliv International, Inc.                                                             500               5,250
       *   Revlon, Inc.                                                                       12,800              38,016
           Reynolds American, Inc.                                                             7,100             588,661
       *   Rite Aid Corp.                                                                     26,800             106,128
           Ruddick Corp.                                                                       2,200              52,866
       *   Safeway, Inc.                                                                      30,300             666,903
       *   San Filippo (John B.) & Son, Inc.                                                     400               8,460
           Sanderson Farms, Inc.                                                               1,450              54,955
           Sara Lee Corp.                                                                     38,000             771,020
           Seaboard Corp.                                                                        100             134,500
       *   Smart & Final Food, Inc.                                                            1,700              18,445
       *   Smithfield Foods, Inc.                                                              8,100             241,623
       *   Spartan Stores, Inc.                                                                1,200              15,480
       *   Spectrum Brands, Inc.                                                               2,900             107,213
     * #   Star Scientific, Inc.                                                               4,100              23,780
           Supervalu, Inc.                                                                     7,700             252,252
           Sysco Corp.                                                                        38,192           1,419,215
       *   The Kroger Co.                                                                     47,900             803,283
           The Topps Co., Inc.                                                                 2,300              21,436
           Tootsie Roll Industries, Inc.                                                       2,538              78,551
           Tyson Foods, Inc. Class A                                                          15,800             291,668
       *   United Natural Foods, Inc.                                                          2,200              71,368
           Universal Corp.                                                                     1,000              44,400
     * #   USANA Health Services, Inc.                                                         1,200              52,680
           UST, Inc.                                                                           7,500             334,200
       #   Vector Group, Ltd.                                                                    100               1,715
           Walgreen Co.                                                                       67,200           3,046,848
           Wal-Mart Stores, Inc.                                                             263,348          12,437,926
           WD-40 Co.                                                                             800              23,184
           Weis Markets, Inc.                                                                  1,400              51,436
           Whole Foods Market, Inc.                                                            4,300             511,614
       *   Wild Oats Markets, Inc.                                                             1,500              16,860
     * #   Winn-Dixie Stores, Inc.                                                             4,700               4,935
           Wrigley (Wm.) Jr. Co.                                                              12,300             839,721
                                                                                                       -----------------
Total Consumer Staples
(Cost $70,310,417)                                                                                            75,933,034
                                                                                                       -----------------

Energy -- (7.6%)
           Amerada Hess Corp.                                                                  5,200             482,820
           Anadarko Petroleum Corp.                                                           16,100           1,218,770
           Apache Corp.                                                                       22,498           1,321,982
           Arch Coal, Inc.                                                                     4,100             198,645
           Ashland, Inc.                                                                       3,800             259,540
     * #   ATP Oil & Gas Corp.                                                                 1,700              35,853
       *   Atwood Oceanics, Inc.                                                               1,000              57,290
           Baker Hughes, Inc.                                                                 21,700           1,002,323
           Berry Petroleum Corp. Class A                                                       1,300              61,828
           BJ Services Co.                                                                    10,800             543,780

       *   Brigham Exploration Co.                                                             2,500              21,150
           Burlington Resources, Inc.                                                         26,500           1,343,020
           Cabot Oil & Gas Corp.                                                               3,150              98,752
       *   Cal Dive International, Inc.                                                        2,600             118,040
       *   Callon Petroleum Co.                                                                  800              11,320
           CARBO Ceramics, Inc.                                                                1,100              78,804
       *   Carrizo Oil & Gas, Inc.                                                               400               6,032
       *   Cheniere Energy, Inc.                                                               3,400              99,620
           Chesapeake Energy Corp.                                                            21,400             438,058
           ChevronTexaco Corp.                                                               111,700           6,007,226
     * #   Cimarex Energy Co.                                                                  2,756             103,708
       *   Clayton Williams Energy, Inc.                                                         400              10,928
       *   Comstock Resources, Inc.                                                            2,700              61,614
           ConocoPhillips                                                                     43,506           4,691,687
           CONSOL Energy, Inc.                                                                 5,700             272,745
       *   Cooper Cameron Corp.                                                                4,000             236,440
       *   Delta Petroleum Corp.                                                               2,500              28,550
       *   Denbury Resources, Inc.                                                             3,800             121,524
           Devon Energy Corp.                                                                  5,796             266,036
           Diamond Offshore Drilling, Inc.                                                     8,400             396,900
       *   Dril-Quip, Inc.                                                                     1,300              35,555
       *   Edge Petroleum Corp.                                                                1,000              13,630
           El Paso Corp.                                                                      36,900             381,546
       *   Encore Acquisition Co.                                                              2,200              82,060
       *   Endeavour International Corp.                                                       4,200              13,818
       *   Energy Partners, Ltd.                                                               2,300              52,555
           ENSCO International, Inc.                                                          10,191             339,360
           EOG Resources, Inc.                                                                16,200             808,218
           Exxon Mobil Corp.                                                                 381,500          21,440,300
       *   FMC Technologies, Inc.                                                              4,491             141,691
       *   Forest Oil Corp.                                                                    3,900             155,064
           Frontier Oil Corp.                                                                  1,700              83,147
       *   Giant Industries, Inc.                                                                600              17,286
       *   Goodrich Petroleum Corp.                                                            1,400              24,794
       *   Grant Prideco, Inc.                                                                 2,700              64,854
       *   Grey Wolf, Inc.                                                                    11,400              74,898
           Gulf Island Fabrication, Inc.                                                         700              14,070
       *   Gulfmark Offshore, Inc.                                                             1,200              30,072
           Halliburton Co.                                                                    31,600           1,350,584
       *   Hanover Compressor Co.                                                              3,100              32,333
       *   Harvest Natural Resources, Inc.                                                     2,500              27,100
           Helmerich & Payne, Inc.                                                             3,400             140,998
           Holly Corp.                                                                         1,700              64,991
       *   Houston Exploration Co.                                                             2,000             101,940
       *   Hydril Co.                                                                          1,200              62,292
     * #   Infinity, Inc.                                                                        400               3,300
       *   Input/Output, Inc.                                                                  4,700              27,871
       *   KCS Energy, Inc.                                                                    2,800              39,340
       #   Kerr-McGee Corp.                                                                    8,995             664,371
       *   Key Energy Group, Inc.                                                              8,400              92,316
     * #   KFX, Inc.                                                                           3,400              44,778
           Kinder Morgan, Inc.                                                                 7,000             543,970
       *   Lone Star Technologies, Inc.                                                        1,800              74,610
       *   Magnum Hunter Resources, Inc.                                                       3,800              58,748
           Marathon Oil Corp.                                                                 19,100             926,159

           MarkWest Hydrocarbon, Inc.                                                            121               2,643
           Massey Energy Co.                                                                   5,400             218,322
     * #   Matrix Service Co.                                                                  1,000               4,130
       *   Maverick Tube Corp.                                                                 2,200              66,462
     * #   McMoran Exploration Co.                                                               800              14,808
       *   Meridian Resource Corp.                                                             4,300              19,479
       *   Mission Resources Corp.                                                             2,600              18,382
       *   Mitcham Industries, Inc.                                                              500               3,510
           Murphy Oil Corp.                                                                    6,000             586,500
       *   NATCO Group, Inc. Class A                                                             200               2,152
       *   National-Oilwell, Inc.                                                             10,534             474,030
       *   Newfield Exploration Co.                                                            8,600             330,670
       *   Newpark Resources, Inc.                                                             5,500              33,550
           Noble Energy, Inc.                                                                  6,121             455,219
       *   NS Group, Inc.                                                                      1,400              40,348
           Occidental Petroleum Corp.                                                         24,600           1,798,506
       *   Oceaneering International, Inc.                                                     1,800              65,700
       *   Offshore Logistics, Inc.                                                            1,400              43,848
       *   Oil States International, Inc.                                                      3,200              74,112
     * #   OMNI Energy Services Corp.                                                            500                 815
           Overseas Shipholding Group, Inc.                                                    2,400             146,640
       *   Parallel Petroleum Corp.                                                            1,600              10,896
       *   Parker Drilling Co.                                                                 5,600              31,920
           Patterson-UTI Energy, Inc.                                                         10,700             283,443
           Peabody Energy Corp.                                                                8,400             401,016
           Penn Virginia Corp.                                                                 1,100              45,397
       *   Petrohawk Energy Corp.                                                                300               2,622
       *   Petroleum Development Corp.                                                           600              15,678
           Pioneer Natural Resources Co.                                                       9,907             397,568
       *   Plains Exploration & Production Co.                                                 3,974             121,406
           Pogo Producing Co.                                                                  4,200             207,648
           Premcor, Inc.                                                                       5,800             393,646
       *   Pride International, Inc.                                                           9,500             214,225
       *   Quicksilver Resources, Inc.                                                         2,500             130,500
           Range Resources Corp.                                                               5,500             127,050
       *   Remington Oil & Gas Corp.                                                           1,900              58,900
       *   Rentech, Inc.                                                                         900               1,332
           Resource America, Inc.                                                              1,300              44,174
           Rowan Companies, Inc.                                                               7,400             203,500
           RPC, Inc.                                                                             300               4,431
       *   SEACOR Holdings, Inc.                                                                 700              40,642
           Smith International, Inc.                                                           6,800             399,568
       *   Southwestern Energy Co.                                                             2,300             160,540
       *   Spinnaker Exploration Co.                                                           1,400              42,938
           St. Mary Land & Exploration Co.                                                    14,900             387,698
       *   Stone Energy Corp.                                                                  1,600              68,848
           Sunoco, Inc.                                                                        4,700             482,079
       *   Superior Energy Services, Inc.                                                      4,800              75,120
       *   Swift Energy Corp.                                                                  1,700              58,055
       *   Syntroleum Corp.                                                                    2,200              19,074
     * #   Tel Offshore Trust                                                                     55                 400
           Tesoro Petroleum Corp.                                                              4,300             187,480
       *   TETRA Technologies, Inc.                                                            1,450              40,020
           The Williams Companies, Inc.                                                       43,100             793,471
           Tidewater, Inc.                                                                     3,100             107,260

       *   TransMontaigne, Inc.                                                                1,900              15,732
     * #   Tri-Valley Corp.                                                                      900              10,746
       *   Unit Corp.                                                                          3,100             120,962
       *   Universal Compression Holdings, Inc.                                                1,400              47,880
           Unocal Corp.                                                                       15,900             906,141
           USEC, Inc.                                                                          2,100              28,665
           Valero Energy Corp.                                                                17,500           1,200,850
       *   Veritas DGC, Inc.                                                                   2,200              59,400
           Vintage Petroleum, Inc.                                                             4,700             129,814
           Western Gas Resources, Inc.                                                         5,200             166,764
       *   Westmoreland Coal Co.                                                                 400               8,592
       *   W-H Energy Services, Inc.                                                           1,800              39,006
           World Fuel Services Corp.                                                           1,400              36,890
           XTO Energy, Inc.                                                                   22,533             701,227
                                                                                                       -----------------
Total Energy
(Cost $42,940,400)                                                                                            61,054,644
                                                                                                       -----------------

Materials -- (3.0%)
       *   AEP Industries, Inc.                                                                  300               5,169
           Air Products & Chemicals, Inc.                                                     13,900             837,197
           Airgas, Inc.                                                                        4,800             115,200
       *   AK Steel Holding Corp.                                                              6,400              48,960
           Albemarle Corp.                                                                     2,700             102,708
           Alcoa, Inc.                                                                        53,300           1,444,430
       *   Aleris International, Inc.                                                          1,900              45,258
           Allegheny Technologies, Inc.                                                        6,221             132,258
           AMCOL International Corp.                                                           1,500              29,100
       *   American Pacific Corp.                                                                100                 810
           American Vanguard Corp.                                                               300               5,370
           Aptargroup, Inc.                                                                    2,400             120,000
           Arch Chemicals, Inc.                                                                1,100              25,927
           Ball Corp.                                                                          6,800             255,340
           Bemis Co., Inc.                                                                     6,000             162,960
           Bowater, Inc.                                                                       2,800              87,920
       *   Brush Engineered Materials, Inc.                                                    1,300              18,434
       *   Buckeye Technologies, Inc.                                                          2,000              16,540
           Cabot Corp.                                                                         3,000              87,000
           Calgon Carbon Corp.                                                                 2,200              19,602
           Cambrex Corp.                                                                       1,100              19,910
       *   Caraustar Industries, Inc.                                                          1,500              15,750
           Carpenter Technology Corp.                                                          1,500              81,000
       *   Century Aluminum Co.                                                                2,200              49,302
       *   CFC International, Inc.                                                               200               3,686
           Chesapeake Corp.                                                                      500              10,435
           Cleveland-Cliffs, Inc.                                                              1,400              82,082
       *   Coeur d'Alene Mines Corp.                                                          12,600              41,958
           Commercial Metals Co.                                                               3,600              94,176
           Compass Minerals International, Inc.                                                  300               6,759
           Crompton Corp.                                                                      7,528             115,555
       *   Crown Holdings, Inc.                                                                9,900             147,411
           Cytec Industries, Inc.                                                              2,600             108,316
           Dow Chemical Co.                                                                   53,500           2,423,015
           DuPont (E.I.) de Nemours & Co., Inc.                                               51,300           2,385,963
       #   Eagle Materials, Inc.                                                               1,277             111,955
           Eagle Materials, Inc. Class B                                                         596              50,690

           Eastman Chemical Co.                                                                4,400             258,632
           Ecolab, Inc.                                                                       17,100             552,843
           Engelhard Corp.                                                                     7,600             223,440
           Ferro Corp.                                                                         2,000              38,480
           Florida Rock Industries, Inc.                                                       2,600             170,170
       *   FMC Corp.                                                                           2,600             144,170
           Freeport-McMoRan Copper & Gold, Inc. Class B                                        9,500             335,350
           Georgia Gulf Corp.                                                                  2,200              69,916
           Georgia-Pacific Corp.                                                              14,400             477,216
           Gibraltar Industries, Inc.                                                            250               4,890
           Glatfelter (P.H.) Co.                                                               1,100              12,320
       *   Graphic Packaging Corp.                                                            10,900              40,875
           Great Lakes Chemical Corp.                                                          2,300              77,970
       *   Greif, Inc. Class A                                                                   400              29,072
       *   Headwaters, Inc.                                                                    2,400              79,392
       *   Hecla Mining Co.                                                                    6,363              28,506
       *   Hercules, Inc.                                                                      6,800              93,976
           International Flavors & Fragrances, Inc.                                            4,800             178,032
           International Paper Co.                                                            27,100             872,891
           Kronos Worldwide, Inc.                                                              1,683              53,183
           LaFarge North America, Inc.                                                         3,400             205,258
       *   Landec Corp.                                                                          900               5,391
           Longview Fibre Co.                                                                    300               5,991
           Louisiana-Pacific Corp.                                                             6,400             161,152
           Lubrizol Corp.                                                                      3,300             129,921
           Lyondell Chemical Co.                                                              11,620             275,859
           MacDermid, Inc.                                                                     1,900              55,309
           Martin Marietta Materials, Inc.                                                     2,900             177,045
       *   Material Sciences Corp.                                                               800               9,760
           MeadWestavco Corp.                                                                  9,600             275,328
           Metal Management, Inc.                                                              1,100              20,207
       *   Metals USA, Inc.                                                                      900              19,053
           Minerals Technologies, Inc.                                                         1,300              87,490
           Monsanto Co.                                                                       17,735           1,010,895
           Myers Industries, Inc.                                                                887               9,890
     * #   Nanophase Technologies Corp.                                                          600               3,912
           Neenah Paper, Inc.                                                                    615              18,407
       *   NewMarket Corp.                                                                       800              10,872
           Newmont Mining Corp.                                                               27,700           1,031,548
       *   NL Industries, Inc.                                                                 2,400              36,480
           NN, Inc.                                                                              300               3,807
           Nucor Corp.                                                                         9,400             497,824
           Olin Corp.                                                                          3,000              56,310
       *   OM Group, Inc.                                                                      1,500              37,800
       *   Oregon Steel Mills, Inc.                                                            2,100              37,086
       *   Owens-Illinois, Inc.                                                               10,400             267,384
           Packaging Corp. of America                                                          6,300             137,592
           Packaging Dynamics Corp.                                                              140               1,974
       *   Pactiv Corp.                                                                        2,200              50,270
           Phelps Dodge Corp.                                                                  6,700             585,580
       *   PolyOne Corp.                                                                       4,300              28,896
           Pope & Talbot, Inc.                                                                   500               5,515
           Potlatch Corp.                                                                      1,400              72,366
           PPG Industries, Inc.                                                                9,600             627,744
           Praxair, Inc.                                                                      20,000             937,400

           Quaker Chemical Corp.                                                                 400               7,080
           Quanex Corp.                                                                        1,400              72,646
           Reliance Steel & Aluminum Co.                                                       2,000              76,980
           Rock-Tenn Co. Class A                                                               1,000              11,510
           Rohm & Haas Co.                                                                    13,300             620,445
           Royal Gold, Inc.                                                                    1,200              21,060
           RPM International, Inc.                                                             6,500             114,400
       *   RTI International Metals, Inc.                                                      1,500              41,085
       #   Ryerson Tull, Inc.                                                                    800              12,176
           Schnitzer Steel Industries, Inc. Class A                                            1,600              36,992
           Schulman (A.), Inc.                                                                   700              11,452
       *   Scotts Co. Class A                                                                  2,300             163,231
       *   Sealed Air Corp.                                                                    5,700             295,203
           Sensient Technologies Corp.                                                         2,300              46,805
           Sigma-Aldrich Corp.                                                                 4,400             263,604
           Silgan Holdings, Inc.                                                               1,100              62,700
       *   Smurfit-Stone Container Corp.                                                      16,851             183,170
           Sonoco Products Co.                                                                   500              13,315
           Spartech Corp.                                                                      1,500              30,345
           Steel Dynamics, Inc.                                                                2,900              77,981
           Steel Technologies, Inc.                                                              500              10,000
       *   Stillwater Mining Co.                                                               5,100              34,425
       *   Symyx Technologies, Inc.                                                            1,700              43,316
           Temple-Inland, Inc.                                                                 6,400             228,608
       *   Terra Industries, Inc.                                                              5,100              32,385
           Texas Industries, Inc.                                                              1,200              55,224
       *   The Mosaic Co.                                                                      2,900              37,932
       *   Titanium Metals Corp.                                                                 200               8,508
           United States Steel Corp.                                                           7,300             290,321
           Valhi, Inc.                                                                         7,100             131,634
           Valspar Corp.                                                                       3,000             142,200
           Vulcan Materials Co.                                                                6,100             365,573
           Wausau-Mosinee Paper Corp.                                                          2,300              28,750
       *   Webco Industries, Inc.                                                                100                 575
           Wellman, Inc.                                                                       1,100              12,364
           Weyerhaeuser Co.                                                                   14,200             910,930
           Worthington Industries, Inc.                                                        4,700              78,772
     * #   Zoltek Companies, Inc.                                                              1,200              11,952
                                                                                                       -----------------
Total Materials
(Cost $21,375,423)                                                                                            24,532,435
                                                                                                       -----------------

Utilities -- (3.0%)
       *   AES Corp.                                                                          44,300             659,627
           AGL Resources, Inc.                                                                 3,800             133,912
       *   Allegheny Energy, Inc.                                                             10,000             241,800
           ALLETE, Inc.                                                                          800              38,400
           Alliant Energy Corp.                                                                4,600             126,960
           Ameren Corp.                                                                        8,700             474,846
           American Electric Power Co., Inc.                                                  19,300             688,817
           American States Water Co.                                                             500              13,990
           Aqua America, Inc.                                                                  5,925             161,812
       *   Aquila, Inc.                                                                       12,900              48,246
           Atmos Energy Corp.                                                                  3,300              93,357
           Avista Corp.                                                                        1,200              21,156
       *   BayCorp Holdings, Ltd.                                                                  6                  83

           Black Hills Corp.                                                                     500              18,310
           California Water Service Group                                                      1,000              36,080
     * #   Calpine Corp.                                                                      33,200              98,936
           Cascade Natural Gas Corp.                                                             500               9,610
           CenterPoint Energy, Inc.                                                           13,100             160,606
           CH Energy Group, Inc.                                                                 500              22,600
           Cinergy Corp.                                                                       6,900             284,487
           Cleco Corp.                                                                           700              14,623
       *   CMS Energy Corp.                                                                   13,500             178,605
           Consolidated Edison, Inc.                                                          11,500             523,365
           Constellation Energy Group                                                          8,100             432,945
           Dominion Resources, Inc.                                                           16,900           1,188,239
           DPL, Inc.                                                                           6,800             172,108
           DTE Energy Co.                                                                      7,400             351,796
           Duke Energy Corp.                                                                  46,800           1,286,064
       #   Duquesne Light Holdings, Inc.                                                       3,900              74,217
       *   Dynegy, Inc.                                                                       19,300              89,745
           Edison International                                                               22,500             826,875
       *   El Paso Electric Co.                                                                2,600              52,182
           Empire District Electric Co.                                                          500              11,490
           Energen Corp.                                                                       2,500             162,950
           Energy East Corp.                                                                   6,300             176,400
           EnergySouth, Inc.                                                                      98               2,638
           Entergy Corp.                                                                      11,100             797,313
           Equitable Resources, Inc.                                                           3,200             203,392
           Exelon Corp.                                                                       40,200           1,883,370
           FirstEnergy Corp.                                                                  16,000             708,800
           FPL Group, Inc.                                                                    18,400             747,960
           Great Plains Energy, Inc.                                                           3,100              97,650
           Hawaiian Electric Industries, Inc.                                                  3,100              79,980
           IDACORP, Inc.                                                                         500              14,160
           KeySpan Corp.                                                                       6,700             266,258
           Laclede Group, Inc.                                                                   400              11,960
           MDU Resources Group, Inc.                                                           5,100             146,829
           MGE Energy, Inc.                                                                      800              28,800
           National Fuel Gas Co.                                                               3,300              92,400
           New Jersey Resources Corp.                                                          1,400              63,140
           Nicor, Inc.                                                                         1,700              67,150
           NiSource, Inc.                                                                     18,700             450,670
           Northeast Utilities, Inc.                                                           5,200             103,012
           Northwest Natural Gas Co.                                                             500              18,100
           NorthWestern Corp.                                                                  1,600              46,368
           NSTAR                                                                               2,200             128,788
           OGE Energy Corp.                                                                    3,600              99,900
           Oneok, Inc.                                                                         4,200             129,570
           Otter Tail Corp.                                                                      400              10,184
           Peoples Energy Corp.                                                                1,600              68,400
           Pepco Holdings, Inc.                                                                8,000             180,320
           PG&E Corp.                                                                         29,900           1,069,523
           Piedmont Natural Gas Co.                                                            2,900              70,934
           Pinnacle West Capital Corp.                                                         4,100             180,892
           PNM Resources, Inc.                                                                 2,550              74,307
           PPL Corp.                                                                           8,800             506,088
           Progress Energy, Inc.                                                              11,800             521,914
           Public Service Enterprise Group, Inc.                                              10,800             599,400

           Puget Energy, Inc.                                                                  3,900              88,725
           Questar Corp.                                                                       5,700             359,328
       *   Reliant Energy, Inc.                                                               20,899             257,058
           SCANA Corp.                                                                         4,700             198,011
           SEMCO Energy, Inc.                                                                    100                 548
           Sempra Energy                                                                      13,500             535,545
     * #   Sierra Pacific Resources                                                            6,300              75,285
           South Jersey Industries, Inc.                                                         300              17,010
           Southern Co.                                                                       36,800           1,249,360
       *   Southern Union Co.                                                                  7,745             189,539
           Southwest Gas Corp.                                                                   700              17,486
           Southwest Water Co.                                                                   935               9,948
           TECO Energy, Inc.                                                                  11,100             196,248
           TXU Corp.                                                                          19,900           1,597,572
           UGI Corp.                                                                           5,900             156,409
           UIL Holdings Corp.                                                                    200              10,368
           Unisource Energy Corp.                                                                500              14,385
           Vectren Corp.                                                                       2,900              79,141
           Westar Energy, Inc.                                                                 3,300              76,131
           WGL Holdings, Inc.                                                                  1,800              58,572
           Wisconsin Energy Corp.                                                              5,300             192,390
           WPS Resources Corp.                                                                 1,800              99,234
           Xcel Energy, Inc.                                                                  16,700             307,781
                                                                                                       -----------------
Total Utilities
(Cost $18,285,562)                                                                                            24,131,483
                                                                                                       -----------------

Telecommunication Services -- (2.2%)
       *   @Road, Inc.                                                                         2,803               7,736
           Alltel Corp.                                                                       17,600           1,023,792
       *   American Tower Corp.                                                               16,100             290,444
           AT&T Corp.                                                                         30,600             574,974
           BellSouth Corp.                                                                    79,600           2,130,096
       *   Boston Communications Group, Inc.                                                     394                 548
       *   Centennial Communications Corp.                                                     3,900              51,051
       *   Cincinnati Bell, Inc.                                                               9,400              37,130
           Citizens Communications Co.                                                        15,700             214,148
     * #   Cogent Communications Group, Inc.                                                   1,700              39,117
       *   Commonwealth Telephone Enterprises, Inc.                                            1,500              78,375
       *   Crown Castle International Corp.                                                   15,900             282,702
           CT Communications, Inc.                                                               500               6,050
       *   General Communications, Inc. Class A                                                3,400              28,016
       *   IDT Corp.                                                                             800              10,792
       *   IDT Corp. Class B                                                                   3,500              47,950
     * #   Level 3 Communications, Inc.                                                       16,500              34,320
       *   Nextel Communications, Inc.                                                        56,500           1,705,170
       *   Nextel Partners, Inc.                                                              11,200             266,000
       *   NII Holdings, Inc.                                                                  4,300             256,280
           North Pittsburgh Systems, Inc.                                                        600              11,256
       *   Premiere Global Services, Inc.                                                      4,200              47,250
       *   Price Communications Corp.                                                          2,505              43,061
     * #   Qwest Communications International, Inc.                                           98,500             386,120
       *   SBA Communications Corp.                                                            2,400              26,832
           SBC Communications, Inc.                                                          134,800           3,151,624
           Sprint Corp.                                                                       81,350           1,927,182
           SureWest Communications                                                               400               9,520

       *   TALK America Holdings, Inc.                                                           700               6,223
       *   Teleglobe International Holdings, Ltd.                                                 50                 119
           Telephone & Data Systems, Inc.                                                      3,200             124,000
       *   Telephone & Data Systems, Inc. Special Shares                                       3,200             121,600
       *   Time Warner Telecom, Inc.                                                           2,300              11,730
       *   UbiquiTel, Inc.                                                                     5,300              36,676
       *   United States Cellular Corp.                                                        3,600             169,344
           Verizon Communications, Inc.                                                      126,000           4,457,880
       *   Western Wireless Corp.                                                              4,700             187,107
       *   Wireless Facilities, Inc.                                                           4,800              24,720
                                                                                                       -----------------
Total Telecommunication Services
(Cost $16,214,925)                                                                                            17,826,935
                                                                                                       -----------------

Real Estate Investment Trusts -- (0.0%)
           New Century Financial Corp.                                                           400              20,380
                                                                                                       -----------------
Total Real Estate Investment Trusts
(Cost $2,906)                                                                                                     20,380
                                                                                                       -----------------

Other -- (0.0%)
       *   Bush Industries, Inc. Escrow                                                          100                   2
       *   Petrocorp, Inc. Escrow Shares                                                         100                   6
                                                                                                       -----------------
Total Other
(Cost $0)                                                                                                              8
                                                                                                       -----------------

TOTAL COMMON STOCKS
(Cost $672,655,872)                                                                                          784,882,138
                                                                                                       -----------------

RIGHTS/WARRANTS -- (0.0%)
Other -- (0.0%)
       *   Chart Industries, Inc. Warrants 09/15/10                                                2                  51
       *   Trico Marine Services, Inc. Warrants 03/15/08 Series B                                  1                   2
       *   Trico Marine Services, Inc. Warrants 03/15/10 Series A                                  1                   4
       *   Virologic, Inc. Contingent Value Rights                                               340                  59
                                                                                                       -----------------
Total Other
(Cost $438)                                                                                                          116
                                                                                                       -----------------

TOTAL RIGHTS/WARRANTS
(Cost $438)                                                                                                          116
                                                                                                       -----------------

                                                                                          FACE
                                                                                         AMOUNT             VALUE+
                                                                                   -----------------   -----------------
                                                                                         (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
       ^   Repurchase Agreement, Merrill Lynch Triparty Repo 2.92%, 06/01/05
           (Collateralized by $15,350,000 U.S. STRIPS 6.125%, 11/15/27, valued
           at $5,515,409) to be repurchased at $5,407,073  (Cost $5,406,634)       $           5,407           5,406,634
           Repurchase Agreement, PNC Capital Markets, Inc. 2.89%, 06/01/05
           (Collateralized by $13,857,000 FHLMC Notes 4.00%, 09/22/09, valued at
           $13,874,321) to be repurchased at $13,670,097  (Cost $13,669,000)                  13,669          13,669,000
                                                                                                       -----------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $19,075,634)                                                                                            19,075,634
                                                                                                       -----------------

TOTAL INVESTMENTS - (100.0%)
(Cost $691,731,944)                                                                                    $     803,957,888
                                                                                                       =================

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) This item is not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3) This item is not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:      /s/ David G. Booth
         -------------------------------------
         David G. Booth
         Chairman, Director, President,
         Chief Executive Officer and Chief Investment Officer

Date:  April 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ David G. Booth
         -------------------------------------
         David G. Booth
         Principal Executive Officer
         DFA Investment Dimensions Group Inc.

Date:  April 10, 2006


By:      /s/ Michael T. Scardina
         -------------------------------------
         Michael T. Scardina
         Principal Financial Officer
         DFA Investment Dimensions Group Inc.

Date:  April 10, 2006